UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Reports to Stockholders.

Copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

JULY 31, 2018

2018 ANNUAL REPORT

iShares Trust

  iShares Exponential Technologies ETF | XT | NASDAQ

  iShares Robotics and Artificial Intelligence ETF | IRBO | NYSE Arca

THIS PAGE INTENTIONALLY LEFT BLANK.

Market Overview

iShares Trust

Global Market Overview

Global equity markets advanced for the 12 months ended July 31, 2018 (“reporting period”).The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 10.97% in U.S. dollar terms for the reporting period.

Global stocks rallied sharply in the first half of the reporting period as the MSCI ACWI returned more than 14%. Improving global economic growth drove the advance, particularly in the U.S., Europe, Japan, and China. Strengthening global economic growth led to rising corporate profits across most regions of the world, which was also supportive for global equity markets. By the end of 2017, global earnings estimates for 2018 accelerated at their fastest pace in more than a decade.

However, global equity markets grew increasingly volatile during the latter half of the reporting period, resulting in an almost 3% decline for the MSCI ACWI over the last six months. While the U.S. economy continued to strengthen, economic growth in other regions of the globe slowed. In addition, rising global interest rates and signs of higher inflation weighed on global stocks. Escalating trade tensions between the U.S. and several trading partners, most notably China and Europe, took center stage late in the reporting period, contributing to economic concerns and increased volatility in global equity markets.

For the reporting period, the U.S. stock market returned more than 15%, outpacing other regions of the world. U.S. stocks benefited from a stronger domestic economy, driven by healthy employment growth (which led to an 18-year low in the country’s unemployment rate) and a meaningful increase in manufacturing activity. U.S. income tax reform legislation, passed in December 2017, lowered corporate tax rates and contributed to record profit growth for U.S. companies. As the economy strengthened, the inflation rate rose to its highest level in more than six years. In response, the U.S. Federal Reserve Bank (“Fed”) raised short-term interest rates three times during the reporting period, pushing the federal funds rate target to its highest level in a decade.

Equity markets in the Asia-Pacific region returned approximately 8% in U.S. dollar terms for the reporting period. Japanese stocks posted the best returns in the region as the nation’s economy produced eight consecutive quarters of growth in 2016 and 2017, its longest period of sustained economic growth in more than 20 years. Hong Kong and Australia were also solid performers during the reporting period, benefiting from stronger economic growth, while New Zealand’s equity market declined as the country’s economy slowed markedly.

European stock markets returned approximately 6% in U.S. dollar terms for the reporting period. Equity market gains in Europe were tempered by slowing economic growth and trade tariff concerns during the last six months of the reporting period. Nonetheless, the European Central Bank (“ECB”) announced plans to end its quantitative easing measures by the end of 2018, indicating that the ECB believes the worst of the European economic downturn is over. On a country basis, the best-performing markets in Europe were Portugal, Norway, and France, while Belgium and Spain trailed.

Emerging markets underperformed developed markets during the reporting period, returning more than 4% in U.S. dollar terms. After rising by more than 18% during the first half of the reporting period, emerging markets declined sharply over the ensuing six months as rising global interest rates, a stronger U.S. dollar, and trade tensions led to reduced expectations for growth and corporate profits in emerging economies. The best-performing emerging markets for the reporting period included Russia, Peru, and the Czech Republic, while Turkey and Pakistan declined the most.

M A R K E T O V E R V I E W	5

Fund Summary as of July 31, 2018	iShares® Exponential Technologies ETF

Investment Objective

The iShares Exponential Technologies ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of developed and emerging market companies that create or use exponential technologies, as represented by the Morningstar® Exponential Technologies IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	16.48%	13.88%	16.48%	54.94%
Fund Market	16.25	13.89	16.25	55.02
Index	16.96	14.10	16.96	55.90

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 3/19/15. The first day of secondary market trading was 3/23/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,004.30	$2.34		$1,000.00	$1,022.50	$2.36		0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Management Commentary

The Index posted a strong performance during the reporting period, as businesses across the globe continued their digital transformations. Investors’ expectations for growth in such areas as artificial intelligence (“AI”) — which leverages machine learning to help computers simulate human-like abilities to learn and solve problems — and blockchain — which is the foundation for many digital currencies — benefited exponential technology stocks. In particular, growth in smart manufacturing and supply chain systems supported technology stocks. The rise of AI-driven technology — such as automated customer service, fraud prevention, industrial maintenance, and medical diagnostics — also drove growth. U.S. exponential technology stocks, which represented approximately 61% of the Index on average, contributed the most to the Index’s return, as the country’s leading companies accounted for the majority of spending on such technologies. Swedish stocks benefited from growth and innovation in the biopharmaceutical industry, while innovations in aerospace supported French stocks.

The information technology sector contributed the most to the Index’s return, as businesses continued to leverage cloud-based software to find patterns and make

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Fund Summary as of July 31, 2018	iShares® Exponential Technologies ETF

predictions with large data sets. Growth in cloud-based AI and machine-learning solutions benefited software and services stocks, as businesses continued to use AI to boost customer service and business efficiency via automation. Semiconductors and semiconductor equipment stocks also gained as demand rose for AI chips for data centers, robotics, and other smart devices. In addition, AI chips used in the development of self-driving cars contributed to gains in semiconductors stocks.

The healthcare sector also contributed to the Index’s return, as ongoing demographic trends helped increase demand for healthcare. The pharmaceuticals, biotechnology, and life sciences industry led the sector, as healthcare providers sought more high-tech solutions to treat disease, help curtail soaring healthcare costs, boost efficiency, and improve customer service. Healthcare equipment and services companies benefited from a two-year suspension of a medical device excise tax that was included in a spending bill passed in January 2018.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)

Health Care	33.4%
Information Technology	31.9
Industrials	14.1
Telecommunication Services	8.2
Financials	5.9
Consumer Discretionary	3.8
Materials	1.7
Other (each representing less than 1%)	1.0

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
United States	62.7%
Germany	5.2
France	4.3
United Kingdom	4.2
Switzerland	3.3
Sweden	3.3
Japan	3.0
Denmark	2.6
Netherlands	2.4
Canada	1.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of July 31, 2018	iShares® Robotics and Artificial Intelligence ETF

Investment Objective

The iShares Robotics and Artificial Intelligence ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long-term growth and innovation in robotics technologies and artificial intelligence, as represented by the NYSE® FactSet® Global Robotics and Artificial Intelligence Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(0.71)%
Fund Market	(0.17)
Index	(0.76)

For the fiscal period ended 7/31/18, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was 6/26/18. The first day of secondary market trading was 6/28/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (06/26/18)(a)	Ending Account Value (07/31/18)	Expenses Paid During the Period (b)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (b)	Annualized Expense Ratio
$ 1,000.00	$992.90	$0.45	$1,000.00	$1,022.50	$2.36	0.47%

(a)	The beginning of the period (commencement of operations) is June 26, 2018.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (35 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Management Commentary

Though innovations in robotics and artificial intelligence (“AI”) laid the foundation for growth, the Index posted a negative return for the abbreviated reporting period. However, AI-driven technology continued to develop breakthroughs, including medical diagnostic and treatment tools for healthcare providers, fraud prevention for banks, automated maintenance systems for manufacturers, and automated customer-service agents for retailers, among others. For robotics companies, labor-intensive businesses drove demand for industrial robots that manufacture automobiles, mine metals, and produce electronics.

Both the Chinese and German governments recently announced plans to leverage AI to boost economic growth. In 2017, China revealed a $150 billion plan that seeks to develop AI-enhanced robotics and integrate AI into the country’s industrial and service sectors by 2030. In 2018, Germany also announced billion-dollar plans for a national AI strategy. However, Taiwan’s efforts in AI continued to be limited by the tendency of the country’s AI professionals to leave to work overseas. Meanwhile, Israeli and Canadian companies benefited from an abundance of talented AI experts. U.S. companies continued to develop innovative business uses for robots and computer algorithms with the ability to learn and solve problems. Chinese, German, and Taiwanese stocks detracted the most from the Index’s performance for the reporting period, while Israeli, Canadian, and U.S. stocks contributed the most to the Index’s return.

Rising demand for AI chips for data centers, robotics, and other smart devices drove investor interest in semiconductor stocks, notably, the chips used in the development of self-driving cars. However, industrial robotics manufacturers struggled to keep up with demand for critical components. The information technology, industrials, and consumer discretionary sectors detracted the most from the Index’s return. The healthcare sector, which benefited from the development of robotic surgical tools contributed the most to the Index’s return for the reporting period.

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Fund Summary as of July 31, 2018	iShares® Robotics and Artificial Intelligence ETF

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	76.9%
Industrials	14.6
Consumer Discretionary	6.0
Health Care	2.5

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
United States	53.2%
Japan	11.2
China	10.1
Taiwan	6.5
France	4.6
South Korea	3.2
Germany	3.1
Israel	2.4
United Kingdom	2.3
Netherlands	1.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments	iShares® Exponential Technologies ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.4%
ams AG(a)	124,663	$8,998,402

Belgium — 0.9%
Proximus SADP	322,373	7,894,643
UCB SA	146,707	12,609,746

		20,504,389
Brazil — 0.4%
TIM Participacoes SA	3,089,755	10,198,704

Canada — 1.8%
Air Canada(b)	570,018	10,301,477
BlackBerry Ltd.(b)	1,078,482	10,577,738
CGI Group Inc., Class A(b)	220,940	14,250,800
WestJet Airlines Ltd.	525,614	7,395,736

		42,525,751
China — 0.4%
Ping An Insurance Group Co. of China Ltd., Class H	1,057,500	9,810,696

Denmark — 2.6%
DSV A/S	143,423	12,037,418
Genmab A/S(b)	58,183	9,978,536
H Lundbeck A/S	232,370	16,834,942
Novo Nordisk A/S, Class B	213,822	10,683,964
Novozymes A/S, Class B	207,650	10,941,392

		60,476,252
France — 4.2%
Airbus SE	105,362	13,067,559
Atos SE	76,128	10,230,103
BioMerieux, NVS	128,403	10,696,945
Bouygues SA, NVS	205,221	9,030,873
Capgemini SE	95,766	12,303,205
Orange SA, NVS	651,044	11,133,039
Sanofi, NVS	126,666	11,022,051
SCOR SE	271,674	10,569,254
STMicroelectronics NV	520,154	11,323,122

		99,376,151
Germany — 5.2%
BASF SE	101,711	9,777,615
Bayer AG, Registered	93,131	10,380,289
Deutsche Boerse AG	96,578	12,735,228
Deutsche Telekom AG, Registered	605,804	10,029,821
Hannover Rueck SE	85,573	11,414,219
Infineon Technologies AG	417,100	11,058,715
Merck KGaA	105,728	10,871,379
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	50,722	11,261,150
QIAGEN NV(b)	355,744	12,899,229
SAP SE	102,336	11,955,867
Telefonica Deutschland Holding AG	2,257,210	9,896,013

		122,279,525
India — 1.7%
Infosys Ltd., ADR, NVS(a)	980,756	19,791,656
Tata Consultancy Services Ltd.	235,422	6,659,728
Wipro Ltd., ADR, NVS(a)	2,760,705	13,969,167

		40,420,551
Italy —0.4%
Telecom Italia SpA/Milano(a)(b)	12,550,535	9,683,130

Security	Shares	Value

Japan — 3.0%
Chugai Pharmaceutical Co. Ltd.	195,200	$9,887,297
FANUC Corp.	40,200	7,871,931
Honda Motor Co. Ltd.	370,500	11,104,409
Mitsubishi Heavy Industries Ltd.	307,100	11,486,758
Takeda Pharmaceutical Co. Ltd.	190,000	7,935,054
Tokyo Electron Ltd.	57,800	9,890,647
Toyota Motor Corp.	183,600	11,981,401

		70,157,497
Netherlands — 2.4%
ASM International NV	168,323	9,737,030
ASML Holding NV	68,398	14,685,342
Koninklijke KPN NV	3,027,122	8,766,167
RELX NV	467,252	10,166,043
Wolters Kluwer NV	217,288	13,108,507

		56,463,089
Norway — 0.4%
Telenor ASA	504,082	9,868,432

Russia — 0.4%
Mobile TeleSystems PJSC, ADR, NVS	1,122,766	9,846,658

South Korea — 0.4%
Samsung Electronics Co. Ltd.	244,601	10,112,901

Spain — 0.9%
Grifols SA	382,535	11,122,493
Telefonica SA	1,082,410	9,740,454

		20,862,947
Sweden — 3.3%
Elekta AB, Class B	1,319,995	18,545,776
Millicom International Cellular SA, SDR	177,145	11,350,602
Swedish Orphan Biovitrum AB(b)	838,025	22,680,386
Tele2 AB, Class B	871,819	11,713,156
Telia Co. AB	2,498,292	12,027,218

		76,317,138
Switzerland — 3.3%
ABB Ltd., Registered	426,363	9,780,509
Kuehne + Nagel International AG, Registered	61,825	9,888,878
Lonza Group AG, Registered	43,555	13,431,658
Novartis AG, Registered	137,393	11,552,114
Roche Holding AG, NVS	45,019	11,052,392
Swiss Re AG	122,922	11,271,575
Swisscom AG, Registered	21,260	9,992,200

		76,969,326
Taiwan — 0.9%
MediaTek Inc.	1,114,000	9,242,699
Taiwan Semiconductor Manufacturing Co. Ltd.	1,379,000	11,081,009

		20,323,708
United Kingdom — 4.2%
AstraZeneca PLC	173,975	13,384,624
BT Group PLC	3,174,803	9,724,224
GlaxoSmithKline PLC	640,615	13,290,614
London Stock Exchange Group PLC	219,084	12,636,256
RELX PLC	486,112	10,601,060
Shire PLC	231,048	13,186,896
Sky PLC	832,827	16,643,649
Vodafone Group PLC	3,594,877	8,770,983

		98,238,306

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued)	iShares® Exponential Technologies ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 62.5%
3D Systems Corp.(a)(b)	1,174,219	$14,290,245
3M Co.	45,240	9,605,357
Abbott Laboratories	201,339	13,195,758
AbbVie Inc.	117,296	10,818,210
Accenture PLC, Class A	74,202	11,822,605
Adobe Systems Inc.(b)	63,175	15,457,659
Advanced Micro Devices Inc.(a)(b)	1,104,205	20,240,078
Agilent Technologies Inc.	168,101	11,101,390
Albemarle Corp.	86,817	8,178,161
Alexion Pharmaceuticals Inc.(b)	100,113	13,311,024
Allergan PLC	65,403	12,040,038
Alnylam Pharmaceuticals Inc.(b)	88,989	8,453,955
Alphabet Inc., Class A(b)	10,128	12,429,284
Amazon.com Inc.(b)	10,035	17,836,610
AMETEK Inc.	154,957	12,055,655
Amgen Inc.	62,669	12,317,592
Amphenol Corp., Class A	121,529	11,364,177
Analog Devices Inc.	128,549	12,358,701
Apple Inc.	65,595	12,482,073
Applied Materials Inc.	217,161	10,560,539
Berkshire Hathaway Inc., Class B(b)	58,089	11,494,070
Biogen Inc.(b)	35,239	11,782,864
BioMarin Pharmaceutical Inc.(b)	135,957	13,671,836
BlackRock Inc.(c)	20,490	10,301,552
Boeing Co. (The)	39,936	14,229,197
Boston Scientific Corp.(b)	436,384	14,666,866
Bristol-Myers Squibb Co.	180,183	10,585,751
Broadcom Inc.	41,957	9,304,804
Celgene Corp.(b)	108,166	9,744,675
CH Robinson Worldwide Inc.	125,413	11,566,841
Charles River Laboratories International Inc.(b)	107,537	13,366,849
Cisco Systems Inc.	295,918	12,514,372
CME Group Inc.	73,063	11,625,785
Cognizant Technology Solutions Corp., Class A	153,385	12,500,878
Covanta Holding Corp.	744,857	13,407,426
Cypress Semiconductor Corp.	744,092	13,252,279
Danaher Corp.	118,560	12,161,885
Dover Corp.	147,089	12,205,445
DowDuPont Inc.	156,813	10,784,030
DXC Technology Co.	135,488	11,481,253
Eaton Corp. PLC	144,418	12,011,245
eBay Inc.(b)	297,108	9,938,263
Eli Lilly & Co.	129,147	12,761,015
Emerson Electric Co.	171,369	12,386,551
Equinix Inc.	24,717	10,857,684
Exelixis Inc.(b)	421,483	8,724,698
Facebook Inc., Class A(b)	62,538	10,792,808
First Solar Inc.(a)(b)	174,726	9,146,906
General Electric Co.	621,323	8,468,633
Gilead Sciences Inc.	149,942	11,669,986
Hologic Inc.(b)	263,904	11,324,121
Honeywell International Inc.	71,133	11,356,383
Illumina Inc.(b)	51,396	16,670,807
Incyte Corp.(b)	116,693	7,764,752
Intel Corp.	254,618	12,247,126
Intercept Pharmaceuticals Inc.(a)(b)	189,105	17,235,030
Intercontinental Exchange Inc.	157,304	11,626,339
International Business Machines Corp.	70,328	10,192,637
Intuitive Surgical Inc.(b)	28,791	14,631,298
Ionis Pharmaceuticals Inc.(a)(b)	210,130	9,178,478

Security	Shares	Value

United States (continued)
IQVIA Holdings Inc.(b)	108,773	$13,263,780
Jazz Pharmaceuticals PLC(b)	82,809	14,332,582
Johnson & Johnson	78,103	10,350,210
KLA-Tencor Corp.	106,431	12,497,128
Laboratory Corp. of America Holdings(b)	70,765	12,407,935
Lam Research Corp.	60,138	11,464,708
Marvell Technology Group Ltd.	506,779	10,799,461
Mastercard Inc., Class A	76,734	15,193,332
Maxim Integrated Products Inc.	215,074	13,149,624
Medtronic PLC	133,874	12,079,451
MercadoLibre Inc.(a)	41,093	14,091,201
Merck & Co. Inc.	203,855	13,427,929
Microchip Technology Inc.	127,305	11,894,106
Micron Technology Inc.(b)	265,742	14,028,520
Microsoft Corp.	134,816	14,301,281
Myriad Genetics Inc.(b)	333,738	14,601,038
Nasdaq Inc.	140,901	12,878,351
Netflix Inc.(a)(b)	60,258	20,334,062
NVIDIA Corp.	59,325	14,526,320
Oracle Corp.	227,180	10,831,942
PayPal Holdings Inc.(b)	153,124	12,577,605
Pfizer Inc.	315,951	12,615,923
PRA Health Sciences Inc.(b)	135,965	14,295,360
Qorvo Inc.(b)	157,764	12,898,785
QUALCOMM Inc.	169,913	10,889,724
Quest Diagnostics Inc.	112,962	12,168,267
Red Hat Inc.(b)	90,377	12,763,944
Regeneron Pharmaceuticals Inc.(b)	29,087	10,704,307
Rockwell Automation Inc.	57,561	10,796,141
Roper Technologies Inc.	43,144	13,025,174
salesforce.com Inc.(a)(b)	106,729	14,637,882
Schlumberger Ltd.	182,528	12,324,291
Seagate Technology PLC	282,298	14,854,521
Seattle Genetics Inc.(a)(b)	194,054	13,661,402
Skyworks Solutions Inc.	115,378	10,912,451
Southwest Airlines Co.	178,105	10,358,587
Spirit AeroSystems Holdings Inc., Class A	132,249	12,332,219
Splunk Inc.(b)	137,585	13,221,919
Sprint Corp.(a)(b)	1,936,410	10,514,706
Stryker Corp.	73,159	11,943,207
T-Mobile U.S. Inc.(b)	177,229	10,633,740
Tableau Software Inc., Class A(a)(b)	156,102	16,089,433
TE Connectivity Ltd.	117,970	11,038,453
Tesla Inc.(a)(b)	34,686	10,341,284
Texas Instruments Inc.	115,139	12,817,273
Thermo Fisher Scientific Inc.	60,672	14,229,404
United Continental Holdings Inc.(b)	176,086	14,157,314
United Technologies Corp.	90,552	12,291,528
United Therapeutics Corp.(b)	81,838	10,058,709
UnitedHealth Group Inc.	50,515	12,791,408
Varian Medical Systems Inc.(a)(b)	98,793	11,405,652
Verizon Communications Inc.	217,595	11,236,606
Versum Materials Inc.	307,777	11,864,803
Vertex Pharmaceuticals Inc.(b)	80,365	14,067,893
Waters Corp.(b)	56,937	11,231,962
Western Digital Corp.	141,580	9,931,837
Xilinx Inc.	160,685	11,580,568
XPO Logistics Inc.(b)	144,609	14,420,409

12	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Exponential Technologies ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zoetis Inc.	156,977	$13,575,371

		1,467,265,552

Total Common Stocks — 99.7% (Cost: $2,003,260,670)		2,340,699,105

Short-Term Investments

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)(e)	132,841,969	132,881,822
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(c)(d)	2,527,286	2,527,286

		135,409,108

Total Short-Term Investments — 5.8% (Cost: $135,385,344)		135,409,108

Total Investments in Securities — 105.5% (Cost: $2,138,646,014)		2,476,108,213

Other Assets, Less Liabilities — (5.5)%		(129,224,623)

Net Assets — 100.0%		$2,346,883,590

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at	Shares		Shares	Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
	07/31/17	Purchased		Sold	07/31/18	07/31/18	Income		Gain (Loss)	(a)	(Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	97,324,829	35,517,140	(b)	—	132,841,969	$132,881,822	$1,096,063	(c)	$(11,512)		$11,257
BlackRock Cash Funds: Treasury, SL Agency Shares	1,364,915	1,162,371	(b)	—	2,527,286	2,527,286	30,020		—		—
BlackRock Inc.	12,267	10,987		(2,764)	20,490	10,301,552	186,506		40,654		889,768

						$145,710,660	$1,312,589		$29,142		$901,025

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,340,699,105	$—	$—	$2,340,699,105
Money Market Funds	135,409,108	—	—	135,409,108

	$2,476,108,213	$—	$—	$2,476,108,213

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments	iShares® Robotics and Artificial Intelligence ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 1.1%
ATS Automation Tooling Systems Inc.(a)	7,136	$107,203

China — 10.0%
21Vianet Group Inc., ADR(a)	12,032	113,582
Alibaba Group Holding Ltd., ADR(a)	538	100,730
Baidu Inc., ADR(a)	416	102,827
Lenovo Group Ltd.	204,000	113,086
Meitu Inc.(a)(b)	105,000	80,953
Momo Inc., ADR(a)	2,116	86,798
SINA Corp./China(a)	1,154	92,874
Tian Ge Interactive Holdings Ltd.(b)	116,000	80,564
Weibo Corp., ADR(a)	1,030	85,233
YY Inc., ADR(a)	1,006	93,789

		950,436
Finland — 1.1%
Nokia OYJ	18,850	102,470

France — 4.6%
Atos SE	786	105,623
Dassault Systemes SE, NVS	784	117,234
STMicroelectronics NV	4,468	97,263
Talend SA, ADR NVS(a)	1,956	115,697

		435,817
Germany — 3.1%
Duerr AG	2,008	88,152
Nemetschek SE	892	123,990
SLM Solutions Group AG(a)	2,678	77,395

		289,537
Israel — 2.4%
Mazor Robotics Ltd.(a)	3,708	115,304
Stratasys Ltd.(a)	5,546	107,703

		223,007
Japan — 11.2%
FANUC Corp.	600	117,492
Gree Inc.(a)	19,200	106,171
Harmonic Drive Systems Inc.	2,600	101,733
Infomart Corp.	8,400	104,606
Kawasaki Heavy Industries Ltd.	3,400	99,321
LINE Corp.(a)	3,000	130,785
MINEBEA MITSUMI Inc.	6,000	106,932
Nidec Corp.	600	86,725
Sony Corp.	2,200	114,540
Yaskawa Electric Corp.	2,800	91,799

		1,060,104
Netherlands — 1.2%
Yandex NV(a)	3,178	114,281

South Korea — 3.2%
Hyundai Heavy Industries Holdings Co. Ltd.(a)	312	93,573
Kakao M Corp.	1,328	107,199
Samsung Electronics Co. Ltd.	2,394	98,979

		299,751
Taiwan — 6.5%
Elan Microelectronics Corp.	72,000	113,713
Global Unichip Corp.	10,000	108,284
Hiwin Technologies Corp.	8,240	80,478
HTC Corp.(a)	56,000	98,595
Parade Technologies Ltd.	6,000	91,331

Security	Shares	Value

Taiwan (continued)
Realtek Semiconductor Corp.	30,000	$120,533

		612,934
United Kingdom — 2.3%
AVEVA Group PLC	3,278	113,088
Mail.Ru Group Ltd., GDR(a)(c)	3,964	107,424

		220,512
United States — 53.1%
3D Systems Corp.(a)	7,908	96,240
Adobe Systems Inc.(a)	442	108,149
Advanced Micro Devices Inc.(a)	7,212	132,196
Alphabet Inc., Class A(a)	96	117,813
Alteryx Inc., Class A(a)	2,950	115,020
Amazon.com Inc.(a)	66	117,311
Ambarella Inc.(a)	2,562	100,379
AMETEK Inc.	1,442	112,188
ANSYS Inc.(a)	634	107,070
Apple Inc.	572	108,846
Autodesk Inc.(a)	812	104,293
Carbonite Inc.(a)	2,822	96,795
CEVA Inc.(a)	3,226	97,103
Cloudera Inc.(a)	6,790	90,918
Cognex Corp.	2,294	121,077
Cypress Semiconductor Corp.	6,452	114,910
Facebook Inc., Class A(a)	578	99,751
Hortonworks Inc.(a)	6,200	108,004
HubSpot Inc.(a)	866	107,471
Intel Corp.	1,998	96,104
International Business Machines Corp.	730	105,799
Intuitive Surgical Inc.(a)	228	115,867
iRobot Corp.(a)	1,578	125,056
j2 Global Inc.	1,262	107,068
Lattice Semiconductor Corp.(a)	18,130	139,420
MaxLinear Inc.(a)	5,592	96,798
Microchip Technology Inc.	1,082	101,091
Microsoft Corp.	1,076	114,142
MicroStrategy Inc., Class A(a)	836	108,805
Moog Inc., Class A	1,280	96,013
MTS Systems Corp.	2,014	109,813
Netflix Inc.(a)	306	103,260
NVIDIA Corp.	422	103,331
Pandora Media Inc.(a)	14,358	96,773
Parker-Hannifin Corp.	608	102,782
Pegasystems Inc.	1,752	97,411
Proto Labs Inc.(a)	872	108,695
QUALCOMM Inc.	1,818	116,516
salesforce.com Inc.(a)	824	113,012
Snap Inc., Class A, NVS(a)	8,388	104,850
Splunk Inc.(a)	942	90,526
Tableau Software Inc., Class A(a)	1,118	115,232
Teradata Corp.(a)	2,690	103,000
Texas Instruments Inc.	960	106,867
Twitter Inc.(a)	2,672	85,157
Varonis Systems Inc.(a)	1,414	84,522
Xilinx Inc.	1,574	113,438

		5,016,882

Total Common Stocks — 99.8% (Cost: $9,512,030)		9,432,934

14	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Robotics and Artificial Intelligence ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(d)(e)	9,895	$9,895

Total Short-Term Investments — 0.1% (Cost: $9,895)		9,895

Total Investments in Securities — 99.9% (Cost: $9,521,925)		9,442,829

Other Assets, Less Liabilities — 0.1%		10,859

Net Assets — 100.0%		$9,453,688

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at			Shares Held at	Value at		Net Realized		Change in Unrealized Appreciation
	06/26/18	(a)	Net Activity	07/31/18	07/31/18	Income	Gain (Loss)	(b)	(Depreciation	)
BlackRock Cash Funds: Treasury, SL Agency Shares	—		9,895	9,895	$9,895	$15	$—		$—

(a)	The Fund commenced operations on June 26, 2018.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,432,934	$—	$—	$9,432,934
Money Market Funds	9,895	—	—	9,895

	$9,442,829	$—	$—	$9,442,829

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Statements of Assets and Liabilities

July 31, 2018

	iShares Exponential Technologies ETF	iShares Robotics and Artificial Intelligence ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,330,397,553	$9,432,934
Affiliated(c)	145,710,660	9,895
Cash	47,224	—
Foreign currency, at value(d)	1,126,119	5,329
Receivables:
Securities lending income — Affiliated	92,633	—
Dividends	2,371,684	9,391
Tax reclaims	1,029,953	—

Total assets	2,480,775,826	9,457,549

LIABILITIES
Collateral on securities loaned, at value	132,873,121	—
Deferred foreign capital gain tax	93,067	—
Payables:
Investment advisory fees	926,048	3,861

Total liabilities	133,892,236	3,861

NET ASSETS	$2,346,883,590	$9,453,688

NET ASSETS CONSIST OF:
Paid-in capital	$2,030,941,555	$9,522,513
Undistributed net investment income	1,456,233	10,285
Accumulated net realized loss	(22,865,998)	—
Net unrealized appreciation (depreciation)	337,351,800	(79,110)

NET ASSETS	$2,346,883,590	$9,453,688

Shares outstanding	62,200,000	400,000

Net asset value	$37.73	$23.63

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$128,154,177	$—
(b) Investments, at cost — Unaffiliated	$1,994,478,696	$9,512,030
(c) Investments, at cost — Affiliated	$144,167,318	$9,895
(d) Foreign currency, at cost	$1,129,624	$5,328

See notes to financial statements.

16	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended July 31, 2018

	iShares Exponential Technologies	iShares Robotics and Artificial Intelligence
	ETF	ETF (a)

INVESTMENT INCOME
Dividends — Unaffiliated	$33,360,830	$16,709
Dividends —Affiliated	216,526	15
Securities lending income — Affiliated — net	1,096,063	—
Foreign taxes withheld	(2,407,046)	(1,608)

Total investment income	32,266,373	15,116

EXPENSES
Investment advisory fees	8,570,805	4,347
Commitment fees	1,492	—

Total expenses	8,572,297	4,347

Net investment income	23,694,076	10,769

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	4,208,898	—
Investments — Affiliated	6,187	—
In-kind redemptions — Unaffiliated	95,204,331	—
In-kind redemptions — Affiliated	22,955	—
Foreign currency transactions	(54,978)	(484)

Net realized gain (loss)	99,387,393	(484)

Net change in unrealized appreciation/depreciation on:
Investments — Unaffiliated(b)	134,480,276	(79,096)
Investments — Affiliated	901,025	—
Foreign currency translations	(79,818)	(14)

Net change in unrealized appreciation/depreciation	135,301,483	(79,110)

Net realized and unrealized gain (loss)	234,688,876	(79,594)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$258,382,952	$(68,825)

(a) For the period from June 26, 2018 (commencement of operations) to July 31, 2018.
(b) Net of deferred foreign capital gain tax	$93,067	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Changes in Net Assets

	iShares Exponential Technologies ETF		iShares Robotics and Artificial Intelligence ETF

			Period From
	Year Ended	Year Ended	06/26/18 (a)
	07/31/18	07/31/17	to 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$23,694,076	$11,919,115	$10,769
Net realized gain (loss)	99,387,393	45,671,153	(484)
Net change in unrealized appreciation/depreciation	135,301,483	173,123,800	(79,110)

Net increase (decrease) in net assets resulting from operations	258,382,952	230,714,068	(68,825)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(22,272,788)	(12,481,892)	—

Decrease in net assets resulting from distributions to shareholders	(22,272,788)	(12,481,892)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	963,233,494	164,972,936	9,522,513

NET ASSETS
Total increase in net assets	1,199,343,658	383,205,112	9,453,688
Beginning of period	1,147,539,932	764,334,820	—

End of period	$2,346,883,590	$1,147,539,932	$9,453,688

Undistributed net investment income included in net assets at end of period	$1,456,233	$89,923	$10,285

(a) Commencement of operations.

See notes to financial statements.

18	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Exponential Technologies ETF

							Period From
	Year Ended		Year Ended		Year Ended		03/19/15	(a)
	07/31/18		07/31/17		07/31/16		to 07/31/15

Net asset value, beginning of period	$32.74		$25.95		$25.84		$25.49

Net investment income(b)	0.47		0.38		0.41		0.18
Net realized and unrealized gain(c)	4.91		6.79		0.11		0.31

Net increase from investment operations	5.38		7.17		0.52		0.49

Distributions(d)
From net investment income	(0.39)		(0.38)		(0.41)		(0.14)

Total distributions	(0.39)		(0.38)		(0.41)		(0.14)

Net asset value, end of period	$37.73		$32.74		$25.95		$25.84

Total Return
Based on net asset value	16.48%		27.80%		2.13%		1.91	%(e)

Ratios to Average Net Assets
Total expenses	0.47%		0.47%		0.47%		0.47	%(f)

Total expenses after fees waived	0.47%		0.47%		0.36%		0.30	%(f)

Net investment income	1.30%		1.32%		1.71%		1.90	%(f)

Supplemental Data
Net assets, end of period (000)	$2,346,884		$1,147,540		$764,335		$689,925

Portfolio turnover rate(g)	19	%(h)	23	%(h)	28	%(h)	1	%(e)(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)

Portfolio turnover rate excludes in-kind transactions but includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units partially for cash in U.S. dollars (“cash creations”).

(h) Portfolio turnover rate excluding in-kind transactions and cash creations were as follows:	19%	23%	28%	1%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights  (continued)

(For a share outstanding throughout the period)

iShares Robotics and Artificial Intelligence ETF

Period From
06/26/18	(a)
to 07/31/18

Net asset value, beginning of period	$23.80

Net investment income(b)	0.03
Net realized and unrealized loss(c)	(0.20)

Net decrease from investment operations	(0.17)

Net asset value, end of period	$23.63

Total Return
Based on net asset value	(0.71	)%(d)

Ratios to Average Net Assets
Total expenses	0.47	%(e)

Net investment income	1.16	%(e)

Supplemental Data
Net assets, end of period (000)	$9,454

Portfolio turnover rate(f)	0	%(d)(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)

Portfolio turnover rate excludes in-kind transactions but includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units partially for cash in U.S. dollars (“cash creations”).

(g) Portfolio turnover rate excluding in-kind transactions and cash creations were as follows:	0%

See notes to financial statements.

20	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	Organization

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Exponential Technologies	Diversified	(a)
Robotics and Artificial Intelligence(b)	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.
(b)	The Fund commenced operations on June 26, 2018.

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss)from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements  (continued)

3.	Investment Valuation and Fair Value Measurements

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	Securities and Other Investments

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

22	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of July 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of July 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of July 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Exponential Technologies
BNP Paribas Securities Corp	$3,239,956	$3,239,956		$—	$—
Citigroup Global Markets Inc.	781,293	781,293		—	—
Credit Suisse Securities (USA) LLC	3,494,802	3,494,802		—	—
Deutsche Bank Securities Inc.	701,822	701,822		—	—
Goldman Sachs & Co.	27,668,675	27,668,675		—	—
HSBC Bank PLC	4,647,574	4,647,574		—	—
JPMorgan Securities LLC	44,396,822	44,396,822		—	—
Merrill Lynch, Pierce, Fenner &Smith	6,812,429	6,812,429		—	—
Morgan Stanley & Co. LLC	8,998,402	8,998,402		—	—
National Financial Services LLC	12,911,322	12,911,322		—	—
Scotia Capital (USA) Inc.	2,139,097	2,139,097		—	—
SG Americas Securities LLC	212,520	212,520		—	—
State Street Bank & Trust Company	12,149,463	12,149,463		—	—

	$128,154,177	$128,154,177		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	Investment Advisory Agreement and Other Transactions with Affiliates

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Exponential Technologies	0.47%
Robotics and Artificial Intelligence	0.47

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements  (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”),an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2018, the iShares Exponential Technologies ETF retained 71.5% of securities lending income and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2018, the iShares Exponential Technologies ETF would have retained for the remainder of that calendar year 75% of securities lending income and the amount retained would not have been less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the iShares Exponential Technologies ETF is shown as securities lending income – affiliated – net in its statement of operations. For the year ended July 31, 2018, the Fund paid BTC $329,438 for securities lending agent services and collateral investment fees.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of July 31, 2018, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Robotics and Artificial Intelligence	1	50%

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	Purchases and Sales

For the year ended July 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Exponential Technologies	$627,711,465	$341,463,087
Robotics and Artificial Intelligence	934,479	—

For the year ended July 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Exponential Technologies	$931,907,275	$239,195,917
Robotics and Artificial Intelligence	8,577,551	—

24	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

7.	Income Tax Information

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2018, the following permanent differences attributable to foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
Exponential Technologies	$94,249,050	$(54,978)	$(94,194,072)
Robotics and Artificial Intelligence	—	(484)	484

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 07/31/18	Year Ended 07/31/17
Exponential Technologies Ordinary income	$22,272,788	$12,481,892

As of July 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)	(a)	Total
Exponential Technologies	$1,456,233	$(14,042,079)	$328,527,881		$315,942,035
Robotics and Artificial Intelligence	11,969	—	(80,794)		(68,825)

(a)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of July 31, 2018, the iShares Exponential Technologies ETF had non-expiring capital loss carryforwards in the amount of $14,042,079 available to offset future realized capital gains.

For the year ended July 31, 2018, the iShares Exponential Technologies ETF utilized $8,753,703 of its capital loss carryforwards.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of July 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Exponential Technologies	$2,147,469,933	$393,859,744	$(65,221,464)	$328,638,280
Robotics and Artificial Intelligence	9,523,609	290,971	(371,751)	(80,780)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements  (continued)

8.	Line of Credit

The iShares Exponential Technologies ETF, along with certain other iShares funds, is a party to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the year ended July 31, 2018.

9.	Principal Risks

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	Capital Share Transactions

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

26	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 07/31/18		Year Ended 07/31/17
iShares ETF	Shares	Amount	Shares	Amount
Exponential Technologies
Shares sold	33,950,000	$1,204,466,491	10,850,000	$306,392,550
Shares redeemed	(6,800,000)	(241,232,997)	(5,250,000)	(141,419,614)

Net increase	27,150,000	$963,233,494	5,600,000	$164,972,936

	Period Ended 07/31/18
iShares ETF	Shares	Amount
Robotics and Artificial Intelligence Shares sold	400,000	$9,522,513

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	Legal Proceedings

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Exponential Technologies ETF and

iShares Robotics and Artificial Intelligence ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Exponential Technologies ETF and iShares Robotics and Artificial Intelligence ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2018, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2018, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares Exponential Technologies ETF: statement of operations for the year ended July 31, 2018 and statement of changes in net assets for each of the two years in the period ended July 31, 2018.
iShares Robotics and Artificial Intelligence ETF: statements of operations and changes in net assets for the period June 26, 2018 (commencement of operations) through July 31, 2018.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

September 25, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

28	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of dividend income paid during the fiscal year ended July 31, 2018 that qualified for the dividends-received deductions were as follows:

iShares ETF	Dividends-Received Deduction
Exponential Technologies	43.42%
Robotics and Artificial Intelligence	11.12%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2018:

iShares ETF	Qualified Dividend Income
Exponential Technologies	$31,916,001
Robotics and Artificial Intelligence	3,535

I M P O R T A N T T A X I N F O R M A T I O N	29

Board Review and Approval of Investment Advisory Contract

I. iShares Exponential Technologies ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c)Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c)Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider),objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

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Board Review and Approval of Investment Advisory Contract  (continued)

from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Robotics and Artificial Intelligence ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held

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Board Review and Approval of Investment Advisory Contract  (continued)

on June 12-14, 2018, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider),objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA – The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates – The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services

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Board Review and Approval of Investment Advisory Contract  (continued)

to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

iShares ETF	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Exponential Technologies	$0.391440	$—	$—	$0.391440	100%	—%	—%	100%

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that a fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Exponential Technologies ETF

Period Covered: March 23, 2015 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	18	2.18%
Greater than 0.0% and Less than 0.5%	668	80.88
At NAV	13	1.57
Less than 0.0% and Greater than –0.5%	125	15.13
Less than –0.5% and Greater than –1.0%	1	0.12
Less than –1.0% and Greater than –1.5%	1	0.12

	826	100.00%

iShares Robotics and Artificial Intelligence ETF

Period Covered: June 28, 2018 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	2	100.00%

	2	100.00%

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex which consists of 358 funds as of July 31, 2018. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006);Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares Inc. (since 2009); Trustee of iShares U.S.ETF Trust (since 2011).

Mark K. Wiedman(b) (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (63)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

36	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	37

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

38	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or Morningstar Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JULY 31, 2018

2018 ANNUAL REPORT

iShares Trust

  iShares MSCI EAFE Growth ETF | EFG | Cboe BZX

  iShares MSCI EAFE Value ETF | EFV | Cboe BZX

THIS PAGE INTENTIONALLY LEFT BLANK.

Market Overview

iShares Trust

Global Market Overview

Global equity markets advanced for the 12 months ended July 31, 2018 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 10.97% in U.S. dollar terms for the reporting period.

Global stocks rallied sharply in the first half of the reporting period as the MSCI ACWI returned more than 14%. Improving global economic growth drove the advance, particularly in the U.S., Europe, Japan, and China. Strengthening global economic growth led to rising corporate profits across most regions of the world, which was also supportive for global equity markets. By the end of 2017, global earnings estimates for 2018 accelerated at their fastest pace in more than a decade.

However, global equity markets grew increasingly volatile during the latter half of the reporting period, resulting in an almost 3% decline for the MSCI ACWI over the last six months. While the U.S. economy continued to strengthen, economic growth in other regions of the globe slowed. In addition, rising global interest rates and signs of higher inflation weighed on global stocks. Escalating trade tensions between the U.S. and several trading partners, most notably China and Europe, took center stage late in the reporting period, contributing to economic concerns and increased volatility in global equity markets.

For the reporting period, the U.S. stock market returned more than 15%, outpacing other regions of the world. U.S. stocks benefited from a stronger domestic economy, driven by healthy employment growth (which led to an 18-year low in the country’s unemployment rate) and a meaningful increase in manufacturing activity. U.S. income tax reform legislation, passed in December 2017, lowered corporate tax rates and contributed to record profit growth for U.S. companies. As the economy strengthened, the inflation rate rose to its highest level in more than six years. In response, the U.S. Federal Reserve Bank (“Fed”) raised short-term interest rates three times during the reporting period, pushing the federal funds rate target to its highest level in a decade.

Equity markets in the Asia-Pacific region returned approximately 8% in U.S. dollar terms for the reporting period. Japanese stocks posted the best returns in the region as the nation’s economy produced eight consecutive quarters of growth in 2016 and 2017, its longest period of sustained economic growth in more than 20 years. Hong Kong and Australia were also solid performers during the reporting period, benefiting from stronger economic growth, while New Zealand’s equity market declined as the country’s economy slowed markedly.

European stock markets returned approximately 6% in U.S. dollar terms for the reporting period. Equity market gains in Europe were tempered by slowing economic growth and trade tariff concerns during the last six months of the reporting period. Nonetheless, the European Central Bank (“ECB”) announced plans to end its quantitative easing measures by the end of 2018, indicating that the ECB believes the worst of the European economic downturn is over. On a country basis, the best-performing markets in Europe were Portugal, Norway, and France, while Belgium and Spain trailed.

Emerging markets underperformed developed markets during the reporting period, returning more than 4% in U.S. dollar terms. After rising by more than 18% during the first half of the reporting period, emerging markets declined sharply over the ensuing six months as rising global interest rates, a stronger U.S. dollar, and trade tensions led to reduced expectations for growth and corporate profits in emerging economies. The best-performing emerging markets for the reporting period included Russia, Peru, and the Czech Republic, while Turkey and Pakistan declined the most.

M A R K E T O V E R V I E W	5

Fund Summary as of July 31, 2018	iShares® MSCI EAFE Growth ETF

Investment Objective

The iShares MSCI EAFE Growth ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit growth characteristics, as represented by the MSCI EAFE Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.79%	6.58%	3.82%	8.79%	37.53%	45.46%
Fund Market	8.41	6.54	3.84	8.41	37.30	45.79
Index	9.03	6.88	4.03	9.03	39.47	48.47

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$966.00	$1.95	$1,000.00	$1,022.80	$2.01	0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Management Commentary

Growth stocks in Japan and France were leading contributors to the Index’s return for the reporting period. Supportive fiscal and monetary policies and ongoing economic growth bolstered Japanese equities. Consumer goods and electrical component manufacturers that derive substantial revenues from abroad led the advance in Japan as exports rose steadily amid an improving global economy. Stronger economic growth in Europe helped French growth stocks, which benefited from pro-business labor market reforms and lower taxes. Robust global demand for French luxury consumer goods and commercial aircraft also benefited French growth stocks.

Growth stocks in Australia, the U.K., and Germany also contributed to the Index’s performance. Natural resources companies, which benefited from a global rise in commodities prices, led the advance in Australia. In the U.K., consumer-oriented businesses and energy and commodities companies were the leading contributors, benefiting from stronger consumer spending and rising oil prices. German growth stocks gained as exports to the rest of Europe helped offset a decline in exports to the U.S. There were no meaningful country-level detractors from the Index’s return for the reporting period.

From a sector perspective, growth companies in the information technology and industrials sectors were leading contributors to the Index’s return. The information

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Fund Summary as of July 31, 2018	iShares® MSCI EAFE Growth ETF

technology sector, led by software and services companies, benefited from solid earnings growth, while higher global industrial production translated to strength in the industrials sector. The capital goods industry was a key contributor, supported partly by higher defense spending and commercial aircraft orders.

The healthcare and consumer discretionary sectors also contributed to the Index’s performance. Healthcare stocks, particularly pharmaceutical companies and medical device makers, benefited from increased demand due to the growing proportion of elderly among developed nations’ populations. Rising consumer spending buoyed the consumer discretionary sector, particularly luxury apparel and accessories companies.

The materials sector was another meaningful contributor to the Index’s return. A robust chemical products market and higher metals prices led the sector’s advance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Industrials	19.8%
Consumer Staples	17.4
Consumer Discretionary	14.8
Health Care	12.6
Information Technology	11.2
Materials	9.3
Financials	8.6
Real Estate	1.9
Telecommunication Services	1.8
Utilities	1.3
Energy	1.3

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
Japan	23.3%
United Kingdom	12.1
France	11.7
Germany	11.6
Switzerland	9.3
Australia	6.9
Netherlands	5.5
Hong Kong	3.5
Sweden	3.4
Denmark	2.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of July 31, 2018	iShares® MSCI EAFE Value ETF

Investment Objective

The iShares MSCI EAFE Value ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics, as represented by the MSCI EAFE Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.63%	4.57%	2.61%	3.63%	25.01%	29.38%
Fund Market	3.49	4.49	2.65	3.49	24.54	29.87
Index	3.78	4.77	2.77	3.78	26.26	31.37

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$931.20	$1.82	$1,000.00	$1,022.90	$1.91	0.38%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Management Commentary

U.K. value stocks, led by the energy sector, were the most significant contributors to the Index’s return during the reporting period. Despite uncertainty over negotiations for an exit agreement with the European Union, the U.K. equity market benefited from solid growth in manufacturing output and rising energy prices.

Japanese value stocks, particularly car manufacturers and industrial conglomerates that derive substantial revenues from abroad, were also key contributors to the Index’s performance. The Japanese equity market benefited from steadily rising exports amid an improving global economy. Pro-growth government policies and continued low interest rates contributed to an improving domestic economy as well.

An improving Eurozone economy supported stocks in several European countries, including France, Germany, and Norway, all of which contributed to the Index’s return. French stocks benefited from pro-business labor market reforms and lower taxes, while Germany gained as exports to the rest of Europe helped offset declining U.S. exports. Norway, whose economy is largely dependent on petroleum production, advanced as oil prices rose.

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Fund Summary as of July 31, 2018	iShares® MSCI EAFE Value ETF

In contrast, Australia and Spain detracted from the Index’s return. In Australia, the decline was led by the country’s largest banks, which came under regulatory scrutiny, while heightened political instability drove a sharp decline in Spain’s equity market.

From a sector perspective, energy was the largest contributor to the Index’s return, supported by higher oil prices as global demand expanded and oil-producing nations lowered production levels. The consumer discretionary, materials, and industrials sectors also contributed meaningfully to the Index’s performance. Rising consumer spending buoyed the consumer discretionary sector, while higher metals prices led to strong performance in the materials sector. The industrials sector was bolstered by higher global industrial production.

In contrast, the financials sector was the largest detractor from the Index’s return. In addition to the decline in the Australian banking industry, a number of prominent European banks that depend heavily on borrowing from the U.S. showed signs of stress as the Fed continued to increase interest rates.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	31.9%
Energy	10.9
Consumer Discretionary	9.5
Health Care	9.2
Industrials	8.5
Materials	6.9
Telecommunication Services	5.7
Utilities	5.3
Real Estate	5.1
Consumer Staples	4.8
Information Technology	2.2

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
Japan	23.7%
United Kingdom	23.4
France	10.2
Germany	7.9
Switzerland	6.9
Australia	6.9
Spain	4.3
Hong Kong	3.7
Italy	3.2
Netherlands	2.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments	iShares® MSCI EAFE Growth ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.9%
AGL Energy Ltd.	301,966	$4,936,348
Amcor Ltd./Australia	547,021	6,128,296
APA Group	540,387	3,876,633
Aristocrat Leisure Ltd.	270,375	6,472,095
ASX Ltd.	92,041	4,494,725
Aurizon Holdings Ltd.	949,653	3,212,172
BlueScope Steel Ltd.	264,055	3,466,631
Boral Ltd.	550,366	2,720,795
Brambles Ltd.	734,145	5,392,142
Caltex Australia Ltd.	120,097	2,906,960
Challenger Ltd./Australia	269,915	2,496,146
CIMIC Group Ltd.	48,946	1,758,557
Coca-Cola Amatil Ltd.	226,872	1,615,730
Cochlear Ltd.	26,639	4,027,226
Computershare Ltd.	219,399	2,966,811
Crown Resorts Ltd.	184,742	1,854,052
CSL Ltd.	212,639	31,079,286
Domino’s Pizza Enterprises Ltd.(a)	28,565	1,060,699
Flight Centre Travel Group Ltd.	27,192	1,374,790
Goodman Group	774,481	5,544,464
Healthscope Ltd.	798,858	1,294,639
Incitec Pivot Ltd.	778,016	2,192,049
Insurance Australia Group Ltd.	382,512	2,286,250
James Hardie Industries PLC	212,722	3,399,957
LendLease Group	267,942	4,009,656
Macquarie Group Ltd.	152,292	13,904,926
Medibank Pvt Ltd.	1,274,721	2,947,121
Newcrest Mining Ltd.	356,359	5,730,160
Oil Search Ltd.	634,652	4,236,766
Orica Ltd.	108,887	1,423,041
Origin Energy Ltd.(b)	819,788	5,954,134
Ramsay Health Care Ltd.	65,478	2,737,557
REA Group Ltd.	24,392	1,573,945
Rio Tinto Ltd.	192,514	11,620,929
Santos Ltd.(b)	823,238	3,904,528
SEEK Ltd.	152,903	2,429,087
Sonic Healthcare Ltd.	182,859	3,545,247
Suncorp Group Ltd.	623,699	6,940,957
Sydney Airport	510,299	2,682,049
Tabcorp Holdings Ltd.	867,596	3,012,014
TPG Telecom Ltd.	83,878	359,164
Transurban Group	1,042,570	9,068,043
Treasury Wine Estates Ltd.	334,154	4,575,713
Wesfarmers Ltd.	532,993	19,597,385
Woodside Petroleum Ltd.	426,698	11,463,870
Woolworths Group Ltd.	616,414	13,788,505

		242,062,250

Austria — 0.3%
ANDRITZ AG	32,712	1,857,088
Erste Group Bank AG	139,646	6,039,000
Raiffeisen Bank International AG	47,668	1,591,231

		9,487,319

Belgium — 1.6%
Anheuser-Busch InBev SA/NV	357,526	36,222,628
Colruyt SA	28,790	1,722,016
Solvay SA	35,022	4,804,613
Telenet Group Holding NV(b)	24,392	1,175,272
UCB SA	59,611	5,123,679

Security	Shares	Value

Belgium (continued)
Umicore SA	97,528	$5,705,634

		54,753,842

Denmark — 2.9%
AP Moller - Maersk A/S, Class A	654	880,765
AP Moller - Maersk A/S, Class B, NVS	3,250	4,676,509
Carlsberg A/S, Class B	49,991	6,031,346
Chr Hansen Holding A/S	45,969	4,763,492
Coloplast A/S, Class B	56,178	6,131,958
DSV A/S	88,903	7,461,583
Genmab A/S(b)	29,025	4,977,863
H Lundbeck A/S	32,118	2,326,912
ISS A/S	77,031	2,881,744
Novo Nordisk A/S, Class B	828,495	41,397,100
Novozymes A/S, Class B	103,768	5,467,692
Orsted A/S(c)	44,860	2,768,853
Pandora A/S	52,768	3,754,196
Vestas Wind Systems A/S	95,738	6,181,302
William Demant Holding A/S(b)	51,206	2,449,621

		102,150,936

Finland — 0.9%
Elisa OYJ	32,944	1,432,760
Kone OYJ, Class B	158,693	8,687,912
Metso OYJ	50,171	1,837,391
Neste OYJ	38,916	3,215,589
Nokian Renkaat OYJ	54,720	2,374,693
UPM-Kymmene OYJ	248,060	8,811,769
Wartsila OYJ Abp	208,666	4,514,329

		30,874,443

France — 11.7%
Accor SA, NVS	87,518	4,513,813
Aeroports de Paris, NVS	13,690	3,065,843
Air Liquide SA	199,975	25,620,902
Airbus SE	271,698	33,697,439
Alstom SA, NVS	70,948	3,186,029
Amundi SA(c)	28,234	1,950,398
Arkema SA, NVS	31,464	3,948,352
Atos SE	44,811	6,021,715
BioMerieux, NVS	19,244	1,603,171
Bollore SA, NVS	187,932	875,602
Bureau Veritas SA, NVS	122,733	3,163,592
Capgemini SE	75,106	9,648,983
Cie. de Saint-Gobain, NVS	123,441	5,499,256
Cie. Generale des Etablissements Michelin SCA, NVS	50,584	6,516,360
Danone SA, NVS	283,002	22,255,020
Dassault Aviation SA, NVS	1,135	2,098,252
Dassault Systemes SE, NVS	60,898	9,106,227
Edenred, NVS	111,450	4,390,640
Eiffage SA, NVS	36,376	4,074,011
Essilor International Cie Generale d’Optique SA, NVS	97,608	14,412,833
Eurazeo SA, NVS	9,776	756,651
Eurofins Scientific SE, NVS	5,560	3,035,457
Faurecia SA, NVS	35,238	2,397,126
Getlink, NVS	216,356	2,859,300
Hermes International, NVS	14,791	9,373,047
Iliad SA, NVS	12,192	1,932,942
Imerys SA, NVS	15,788	1,226,591
Ingenico Group SA, NVS	29,213	2,425,461
Ipsen SA, NVS	17,336	2,883,370
JCDecaux SA	34,335	1,122,453

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued)	iShares® MSCI EAFE Growth ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Kering SA, NVS	35,524	$18,953,582
Legrand SA	124,445	9,149,939
L’Oreal SA	117,935	28,908,884
LVMH Moet Hennessy Louis Vuitton SE, NVS	131,723	46,059,526
Pernod Ricard SA, NVS	101,357	16,359,877
Peugeot SA, NVS	135,504	3,901,830
Publicis Groupe SA, NVS	96,308	6,159,374
Remy Cointreau SA, NVS	10,060	1,374,819
Rexel SA	63,878	1,000,401
Safran SA	155,797	19,331,892
Schneider Electric SE, NVS	129,204	10,406,901
SEB SA, NVS	10,488	1,995,344
Sodexo SA, NVS	43,218	4,787,706
STMicroelectronics NV	320,508	6,977,071
Teleperformance, NVS	26,054	4,779,969
Thales SA, NVS	49,006	6,447,826
Ubisoft Entertainment SA, NVS(b)	35,979	3,975,664
Valeo SA, NVS	111,183	5,463,768
Veolia Environnement SA, NVS	250,357	5,722,394
Vivendi SA, NVS	485,756	12,617,570
Wendel SA, NVS	11,924	1,739,775

		409,774,948

Germany — 11.0%
1&1 Drillisch AG	12,106	720,272
adidas AG	88,286	19,539,020
Axel Springer SE	22,766	1,702,128
BASF SE	432,124	41,540,661
Beiersdorf AG	47,082	5,486,796
Brenntag AG	71,480	4,288,813
Commerzbank AG(b)	473,585	5,117,837
Continental AG	51,795	11,938,744
Covestro AG(c)	59,394	5,705,456
Delivery Hero SE(b)(c)	43,132	2,451,668
Deutsche Boerse AG	90,774	11,969,885
Deutsche Lufthansa AG, Registered	56,318	1,581,478
Deutsche Post AG, Registered	460,012	16,249,383
Deutsche Wohnen SE	110,631	5,392,631
E.ON SE	1,033,290	11,659,610
Fraport AG Frankfurt Airport Services Worldwide	18,780	1,876,102
Fresenius Medical Care AG & Co. KGaA	102,204	9,990,034
Fresenius SE & Co. KGaA	195,323	15,088,063
GEA Group AG	85,831	3,354,248
HeidelbergCement AG	35,073	2,980,120
Henkel AG & Co. KGaA	47,933	5,142,905
HOCHTIEF AG	9,002	1,618,890
HUGO BOSS AG	29,104	2,624,817
Infineon Technologies AG	533,993	14,157,940
K+S AG, Registered	81,614	2,157,176
KION Group AG	32,875	2,259,458
LANXESS AG	42,462	3,492,693
Linde AG	57,983	14,321,665
MAN SE	15,357	1,724,074
Merck KGaA	59,577	6,125,947
MTU Aero Engines AG	23,564	4,990,363
OSRAM Licht AG	46,105	2,059,627
Puma SE	4,112	2,064,025
QIAGEN NV(b)	106,443	3,859,609
RWE AG	158,026	4,149,120
SAP SE	460,804	53,835,518
Siemens AG, Registered	359,812	50,839,742

Security	Shares	Value

Germany (continued)
Siemens Healthineers AG(b)(c)	69,000	$3,075,542
Symrise AG	58,319	5,273,291
thyssenkrupp AG	201,943	5,391,989
TUI AG	91,703	1,961,954
United Internet AG, Registered(d)	56,916	3,063,351
Volkswagen AG	7,138	1,236,905
Wirecard AG	55,778	10,425,776
Zalando SE(a)(b)(c)	54,650	3,137,056

		387,622,382

Hong Kong — 3.5%
AIA Group Ltd.	5,692,600	49,692,321
ASM Pacific Technology Ltd.	141,700	1,705,532
CK Asset Holdings Ltd.	449,000	3,435,955
Dairy Farm International Holdings Ltd.	173,800	1,419,946
Galaxy Entertainment Group Ltd.	1,173,000	9,424,778
Hong Kong & China Gas Co. Ltd.(a)	4,401,464	8,985,613
Hong Kong Exchanges & Clearing Ltd.	573,100	16,914,416
Jardine Strategic Holdings Ltd.	101,500	4,047,820
Link REIT	981,000	9,726,053
Melco Resorts & Entertainment Ltd., ADR	119,904	3,100,718
MGM China Holdings Ltd.(a)	424,000	912,066
Minth Group Ltd.	344,000	1,297,592
MTR Corp. Ltd.	475,500	2,666,191
Shangri-La Asia Ltd.	436,666	714,500
Swire Pacific Ltd., Class A	111,000	1,203,762
Techtronic Industries Co. Ltd.	638,000	3,552,959
WH Group Ltd.(c)	4,070,000	3,267,556
Wynn Macau Ltd.	724,400	2,132,448

		124,200,226

Ireland — 0.9%
CRH PLC	388,010	13,292,864
Kerry Group PLC, Class A	73,299	7,778,752
Paddy Power Betfair PLC	39,099	4,265,983
Ryanair Holdings PLC, ADR, NVS(a)(b)	10,249	1,080,245
Smurfit Kappa Group PLC	103,442	4,245,815

		30,663,659

Israel — 0.5%
Azrieli Group Ltd.	17,192	822,501
Bank Leumi Le-Israel BM	347,123	2,173,949
Check Point Software Technologies Ltd.(a)(b)	61,967	6,981,822
Elbit Systems Ltd.	10,904	1,306,402
Frutarom Industries Ltd.	17,766	1,793,290
Mizrahi Tefahot Bank Ltd.	67,128	1,303,809
Nice Ltd.(b)	27,816	3,031,925

		17,413,698

Italy — 1.6%
Atlantia SpA	112,376	3,335,789
CNH Industrial NV	475,587	5,584,084
Davide Campari-Milano SpA, NVS	276,376	2,331,526
Ferrari NV	57,955	7,716,809
Fiat Chrysler Automobiles NV(b)	503,965	8,607,922
Intesa Sanpaolo SpA	2,255,288	6,950,601
Leonardo SpA	129,304	1,550,745
Luxottica Group SpA	78,427	5,313,109
Moncler SpA	84,958	3,749,562
Pirelli & C SpA(b)(c)	203,200	1,776,500
Prysmian SpA	109,559	2,813,761
Recordati SpA	48,218	1,804,231

12	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® MSCI EAFE Growth ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Tenaris SA	218,222	$3,990,820

		55,525,459
Japan — 23.2%
ABC-Mart Inc.	14,800	799,893
Aeon Co. Ltd.	180,100	3,646,566
Aeon Mall Co. Ltd.	43,810	764,738
Air Water Inc.	65,400	1,189,516
Aisin Seiki Co. Ltd.	42,000	1,947,293
Ajinomoto Co. Inc.	207,100	3,654,869
Alps Electric Co. Ltd.	90,900	2,610,716
ANA Holdings Inc.	54,600	1,999,821
Asahi Glass Co. Ltd.	33,000	1,376,720
Asahi Group Holdings Ltd.	170,400	8,253,607
Asahi Kasei Corp.	605,800	8,066,329
Asics Corp.	74,800	1,211,474
Astellas Pharma Inc.	963,100	15,637,254
Bandai Namco Holdings Inc.	95,600	3,813,239
Calbee Inc.	36,600	1,209,755
Casio Computer Co. Ltd.	84,800	1,382,526
Chugai Pharmaceutical Co. Ltd.	100,800	5,105,735
Coca-Cola Bottlers Japan Holdings Inc.	45,900	1,650,415
CyberAgent Inc.	43,700	2,291,576
CYBERDYNE Inc.(a)(b)	62,400	732,478
Daifuku Co. Ltd.	43,700	1,907,044
Daiichi Sankyo Co. Ltd.	119,900	4,950,668
Daikin Industries Ltd.	114,200	13,588,923
Daito Trust Construction Co. Ltd.	35,600	5,935,984
Daiwa House Industry Co. Ltd.	272,500	9,902,894
Denso Corp.	202,400	9,951,846
Dentsu Inc.	34,600	1,449,652
Disco Corp.	13,000	2,203,055
Don Quijote Holdings Co. Ltd.	54,600	2,546,114
East Japan Railway Co.	142,000	13,243,523
Eisai Co. Ltd.	76,600	6,556,916
FamilyMart UNY Holdings Co. Ltd.(a)	35,800	3,326,068
FANUC Corp.	92,000	18,015,365
Fast Retailing Co. Ltd.	27,400	11,932,732
Hakuhodo DY Holdings Inc.	106,700	1,633,766
Hamamatsu Photonics KK	65,400	2,763,463
Hankyu Hanshin Holdings Inc.	54,600	2,168,099
Hikari Tsushin Inc.	9,900	1,658,254
Hino Motors Ltd.	119,800	1,345,262
Hirose Electric Co. Ltd.	9,247	1,122,626
Hisamitsu Pharmaceutical Co. Inc.	20,600	1,501,662
Hitachi Chemical Co. Ltd.	32,700	645,003
Hitachi Construction Machinery Co. Ltd.	49,000	1,562,712
Hitachi High-Technologies Corp.	31,300	1,275,040
Hitachi Ltd.	2,239,000	15,573,391
Hitachi Metals Ltd.	54,600	589,216
Hoshizaki Corp.	24,700	2,484,563
Hoya Corp.	181,100	10,839,468
Hulic Co. Ltd.	138,300	1,351,619
IHI Corp.	74,100	2,584,961
Iida Group Holdings Co. Ltd.	22,200	434,124
Isetan Mitsukoshi Holdings Ltd.	152,200	1,831,458
Isuzu Motors Ltd.	84,800	1,142,762
Japan Airport Terminal Co. Ltd.	20,600	975,344
Japan Exchange Group Inc.	245,300	4,349,835
JGC Corp.	54,600	1,055,028
Kakaku.com Inc.	54,500	1,145,113

Security	Shares	Value

Japan (continued)
Kansai Paint Co. Ltd.	76,300	$1,749,024
Kao Corp.	233,100	16,944,208
Keihan Holdings Co. Ltd.	43,800	1,590,557
Keikyu Corp.	98,300	1,606,135
Keio Corp.	33,011	1,616,047
Keisei Electric Railway Co. Ltd.	63,400	2,104,083
Keyence Corp.	45,974	24,194,464
Kikkoman Corp.	67,600	3,194,604
Kintetsu Group Holdings Co. Ltd.	84,800	3,363,516
Kirin Holdings Co. Ltd.	185,300	4,729,338
Kobayashi Pharmaceutical Co. Ltd.	22,200	1,846,364
Koito Manufacturing Co. Ltd.	52,700	3,375,549
Komatsu Ltd.	429,700	12,579,301
Konami Holdings Corp.	44,300	2,077,676
Kose Corp.	13,700	2,617,858
Kubota Corp.	232,200	3,877,952
Kurita Water Industries Ltd.	43,800	1,275,576
Kyowa Hakko Kirin Co. Ltd.	120,000	2,269,430
Kyushu Electric Power Co. Inc.	181,000	2,124,656
LINE Corp.(a)(b)	31,400	1,368,876
Lion Corp.	106,200	1,917,368
M3 Inc.	98,200	3,723,950
Mabuchi Motor Co. Ltd.	22,200	1,088,780
Makita Corp.	106,200	4,753,100
Marui Group Co. Ltd.	65,400	1,294,679
McDonald’s Holdings Co. Japan Ltd.	31,400	1,497,910
MEIJI Holdings Co. Ltd.	56,100	4,400,197
MINEBEA MITSUMI Inc.	186,200	3,318,465
MISUMI Group Inc.	138,400	3,513,782
Mitsubishi Estate Co. Ltd.	358,500	6,213,061
Mitsubishi Gas Chemical Co. Inc.	21,800	484,920
Mitsui Fudosan Co. Ltd.	130,800	3,115,176
Mitsui OSK Lines Ltd.	32,700	844,229
Murata Manufacturing Co. Ltd.	85,500	14,894,140
Nabtesco Corp.	54,600	1,685,215
Nagoya Railroad Co. Ltd.	52,300	1,310,070
Nexon Co. Ltd.(b)	206,200	2,956,503
NGK Insulators Ltd.	87,400	1,527,197
NGK Spark Plug Co. Ltd.	54,600	1,565,714
NH Foods Ltd.	38,600	1,531,034
Nidec Corp.	106,800	15,437,056
Nintendo Co. Ltd.	53,500	17,568,876
Nippon Paint Holdings Co. Ltd.(a)	74,100	3,217,134
Nissan Chemical Corp.	56,500	2,521,150
Nisshin Seifun Group Inc.	65,400	1,276,568
Nissin Foods Holdings Co. Ltd.	26,300	1,811,444
Nitori Holdings Co. Ltd.	36,700	5,529,261
Nitto Denko Corp.	76,300	5,508,814
Nomura Research Institute Ltd.	37,390	1,790,338
NSK Ltd.	87,400	948,642
NTT Data Corp.	309,900	3,524,234
Obic Co. Ltd.	31,300	2,678,703
Odakyu Electric Railway Co. Ltd.	127,900	2,701,051
Oji Holdings Corp.	420,000	2,483,831
Olympus Corp.	138,300	5,590,562
Omron Corp.	88,500	3,984,635
Ono Pharmaceutical Co. Ltd.	181,000	4,259,822
Oracle Corp. Japan	15,700	1,315,580
Oriental Land Co. Ltd./Japan	97,000	10,511,077
Otsuka Corp.	47,600	1,853,993

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued)	iShares® MSCI EAFE Growth ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Otsuka Holdings Co. Ltd.	63,100	$2,903,028
Panasonic Corp.	1,039,600	13,354,876
Park24 Co. Ltd.	43,600	1,223,012
Persol Holdings Co. Ltd.	87,400	1,900,407
Pola Orbis Holdings Inc.	42,000	1,624,620
Rakuten Inc.	405,300	2,849,121
Recruit Holdings Co. Ltd.	512,700	13,992,304
Renesas Electronics Corp.(b)	383,500	3,412,239
Ricoh Co. Ltd.	325,000	3,158,835
Rinnai Corp.	15,200	1,311,703
Rohm Co. Ltd.	44,100	3,742,630
Ryohin Keikaku Co. Ltd.	11,400	3,650,974
Santen Pharmaceutical Co. Ltd.	171,000	2,848,982
Secom Co. Ltd.	65,400	4,983,580
Sega Sammy Holdings Inc.	33,000	524,745
Seibu Holdings Inc.	109,300	1,839,568
Seven & i Holdings Co. Ltd.	357,400	14,543,121
Seven Bank Ltd.	149,000	449,902
SG Holdings Co. Ltd.	43,800	956,682
Sharp Corp./Japan(a)	79,700	1,840,490
Shimadzu Corp.	106,100	3,014,097
Shimano Inc.	34,400	4,932,285
Shimizu Corp.	253,400	2,644,016
Shin-Etsu Chemical Co. Ltd.	175,700	17,689,289
Shionogi & Co. Ltd.	127,500	6,920,582
Shiseido Co. Ltd.	180,000	13,201,715
SMC Corp./Japan	27,400	9,174,129
SoftBank Group Corp.	384,400	31,798,678
Sohgo Security Services Co. Ltd.	33,000	1,506,432
Sony Corp.	593,100	30,878,924
Stanley Electric Co. Ltd.	65,400	2,287,306
Start Today Co. Ltd.	99,700	3,994,591
Subaru Corp.	99,000	2,877,845
SUMCO Corp.	109,000	2,320,413
Sumitomo Chemical Co. Ltd.	195,000	1,116,625
Sumitomo Dainippon Pharma Co. Ltd.	32,700	631,857
Sumitomo Heavy Industries Ltd.	54,600	1,887,636
Sumitomo Realty & Development Co. Ltd.	162,000	5,916,169
Sundrug Co. Ltd.	33,000	1,317,759
Suntory Beverage & Food Ltd.	63,400	2,693,112
Suzuken Co. Ltd./Aichi Japan	11,400	497,490
Suzuki Motor Corp.	159,700	9,346,031
Sysmex Corp.	79,300	7,487,949
Taisho Pharmaceutical Holdings Co. Ltd.	5,900	665,687
Taiyo Nippon Sanso Corp.	63,400	968,501
TDK Corp.	59,200	6,309,237
Teijin Ltd.	33,000	613,186
Terumo Corp.	138,100	7,562,560
THK Co. Ltd.	54,600	1,475,478
Tobu Railway Co. Ltd.	52,300	1,537,136
Toho Co. Ltd./Tokyo	52,700	1,567,724
Tokyo Century Corp.	22,200	1,209,755
Tokyo Electron Ltd.	74,600	12,765,437
Tokyu Corp.	121,700	2,089,578
Toray Industries Inc.	674,300	5,215,976
TOTO Ltd.	65,400	3,043,899
Toyo Suisan Kaisha Ltd.	10,900	393,389
Trend Micro Inc./Japan	57,000	3,355,637
Tsuruha Holdings Inc.	16,700	2,049,830
Unicharm Corp.	185,300	5,623,228

Security	Shares	Value

Japan (continued)
USS Co. Ltd.	109,400	$2,067,986
West Japan Railway Co.	79,100	5,511,703
Yahoo Japan Corp.(a)	685,200	2,601,483
Yakult Honsha Co. Ltd.	51,200	3,677,399
Yamaha Corp.	65,400	3,049,741
Yamaha Motor Co. Ltd.	128,000	3,362,944
Yamato Holdings Co. Ltd.	149,400	4,314,903
Yamazaki Baking Co. Ltd.	54,600	1,353,538
Yaskawa Electric Corp.	116,900	3,832,616
Yokogawa Electric Corp.	111,200	1,967,904
Yokohama Rubber Co. Ltd. (The)	22,200	472,796

		817,446,548

Netherlands — 5.5%
AerCap Holdings NV(b)	24,536	1,377,206
Akzo Nobel NV	119,404	11,050,958
ASML Holding NV	192,467	41,323,484
EXOR NV	51,340	3,380,761
Heineken Holding NV	53,428	5,166,737
Heineken NV	121,401	12,292,600
Koninklijke Ahold Delhaize NV	581,500	14,801,761
Koninklijke DSM NV	84,420	9,002,414
Koninklijke KPN NV	1,636,616	4,739,435
Koninklijke Philips NV	224,004	9,839,083
Koninklijke Vopak NV	20,648	973,133
NXP Semiconductors NV(b)	159,105	15,169,071
Randstad NV	54,914	3,486,322
RELX NV	456,365	9,929,173
Unilever NV, CVA	725,058	41,772,973
Wolters Kluwer NV	137,921	8,320,471

		192,625,582

New Zealand — 0.2%
a2 Milk Co. Ltd.(b)	343,006	2,442,604
Fisher & Paykel Healthcare Corp. Ltd.	262,866	2,648,596
Ryman Healthcare Ltd.	182,630	1,513,151

		6,604,351

Norway — 0.6%
Aker BP ASA	51,016	1,825,914
Marine Harvest ASA	64,993	1,422,742
Norsk Hydro ASA	428,623	2,446,328
Orkla ASA	391,980	3,319,703
Schibsted ASA, Class B	47,359	1,540,404
Telenor ASA	353,332	6,917,194
Yara International ASA	83,059	3,669,060

		21,141,345

Portugal — 0.1%
Galp Energia SGPS SA	154,641	3,182,695
Jeronimo Martins SGPS SA	119,366	1,777,926

		4,960,621

Singapore — 1.2%
City Developments Ltd.	192,900	1,418,445
DBS Group Holdings Ltd.	835,000	16,408,029
Genting Singapore Ltd.	2,756,200	2,591,593
Jardine Cycle & Carriage Ltd.	46,600	1,150,879
Oversea-Chinese Banking Corp. Ltd.	546,400	4,643,979
SATS Ltd.	363,500	1,385,855
Sembcorp Industries Ltd.	465,400	916,236
Singapore Airlines Ltd.	119,800	867,721
Singapore Exchange Ltd.	363,000	1,983,927
Singapore Technologies Engineering Ltd.	532,900	1,338,807

14	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® MSCI EAFE Growth ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
United Overseas Bank Ltd.	316,100	$6,274,166
Venture Corp. Ltd.	130,600	1,600,241
Wilmar International Ltd.	922,000	2,119,930

		42,699,808

Spain — 1.9%
Aena SME SA(c)	31,031	5,642,238
Amadeus IT Group SA	206,641	17,649,969
Bankinter SA	311,506	3,011,315
CaixaBank SA	870,234	4,029,087
Ferrovial SA	120,663	2,496,094
Grifols SA	143,732	4,179,116
Industria de Diseno Textil SA	511,620	16,791,325
International Consolidated Airlines Group SA	157,902	1,468,050
Siemens Gamesa Renewable Energy SA(a)	38,370	542,554
Telefonica SA	1,084,846	9,762,375

		65,572,123

Sweden — 3.4%
Alfa Laval AB	138,189	3,801,296
Assa Abloy AB, Class B	473,786	9,401,254
Atlas Copco AB, Class A	318,702	9,133,182
Atlas Copco AB, Class B	179,457	4,706,724
Boliden AB	129,204	3,852,644
Electrolux AB, Series B	112,560	2,644,085
Epiroc AB, Class A(b)	318,702	3,818,671
Epiroc AB, Class B(b)	179,457	1,903,114
Essity AB, Class B	287,888	7,204,941
Hexagon AB, Class B	122,001	7,445,122
Husqvarna AB, Class B	198,321	1,570,488
Industrivarden AB, Class C	77,826	1,642,162
Investor AB, Class B	212,390	9,267,611
Kinnevik AB, Class B	109,278	3,777,106
L E Lundbergforetagen AB, Class B	35,964	1,176,350
Lundin Petroleum AB	88,890	2,934,825
Millicom International Cellular SA, SDR	30,608	1,961,214
Sandvik AB	525,409	9,618,341
Securitas AB, Class B	144,876	2,610,111
SKF AB, Class B	174,668	3,594,127
Swedish Match AB	86,982	4,759,655
Tele2 AB, Class B	161,050	2,163,756
Telefonaktiebolaget LM Ericsson, Class B	943,580	7,396,964
Volvo AB, Class B	735,750	12,907,895

		119,291,638

Switzerland — 9.2%
ABB Ltd., Registered	860,007	19,728,039
Adecco Group AG, Registered	75,723	4,664,231
Barry Callebaut AG, Registered	1,063	1,814,616
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	477	3,290,818
Chocoladefabriken Lindt & Spruengli AG, Registered	48	3,849,697
Cie. Financiere Richemont SA, Registered	244,903	21,521,779
Clariant AG, Registered	94,580	2,263,233
Coca-Cola HBC AG	94,083	3,374,123
Credit Suisse Group AG, Registered	594,500	9,590,066
Dufry AG, Registered	16,233	2,149,643
EMS-Chemie Holding AG, Registered	3,845	2,466,237
Geberit AG, Registered	17,227	7,686,026
Givaudan SA, Registered	4,272	10,024,097
Julius Baer Group Ltd.	106,797	5,872,756
Kuehne + Nagel International AG, Registered	25,962	4,152,609

Security	Shares	Value

Switzerland (continued)
Lonza Group AG, Registered	35,250	$10,870,530
Nestle SA, Registered	948,043	77,279,869
Pargesa Holding SA, Bearer	18,542	1,552,658
Partners Group Holding AG	8,135	6,183,422
Roche Holding AG, NVS	329,501	80,894,160
Schindler Holding AG, Participation Certificates, NVS	19,160	4,466,796
Schindler Holding AG, Registered	9,311	2,108,612
SGS SA, Registered	2,398	6,263,867
Sika AG, Registered	60,412	8,598,031
Sonova Holding AG, Registered	25,800	4,763,879
Straumann Holding AG, Registered	4,817	3,746,556
Swatch Group AG (The), Bearer	14,754	6,630,358
Swatch Group AG (The), Registered	6,814	561,983
Temenos AG, Registered	28,434	4,581,033
Vifor Pharma AG	21,240	4,027,018

		324,976,742

United Kingdom — 12.0%
Admiral Group PLC	90,034	2,339,604
Antofagasta PLC	182,107	2,395,956
Ashtead Group PLC	232,087	7,126,947
Associated British Foods PLC	166,401	5,358,691
AstraZeneca PLC	301,128	23,167,035
Auto Trader Group PLC(c)	459,523	2,563,622
Barclays PLC	3,966,644	10,092,220
Berkeley Group Holdings PLC	59,126	2,895,261
Bunzl PLC	161,099	4,786,437
Burberry Group PLC	198,344	5,481,948
Carnival PLC	85,892	4,985,598
Coca-Cola European Partners PLC, NVS	52,705	2,173,554
Compass Group PLC	738,682	15,886,207
ConvaTec Group PLC(c)	618,517	1,776,835
Croda International PLC	60,787	4,098,502
DCC PLC	42,841	3,961,868
Diageo PLC	1,153,719	42,405,234
easyJet PLC	72,528	1,540,295
Experian PLC	432,797	10,639,106
Ferguson PLC	111,617	8,799,462
Fresnillo PLC	104,860	1,429,146
G4S PLC	715,482	2,590,354
GVC Holdings PLC	253,892	3,896,603
Hargreaves Lansdown PLC	133,762	3,642,599
InterContinental Hotels Group PLC	83,129	5,132,726
Intertek Group PLC	76,959	5,935,920
Johnson Matthey PLC	91,065	4,491,492
London Stock Exchange Group PLC	147,240	8,492,461
Mediclinic International PLC	170,598	1,145,764
Melrose Industries PLC	1,184,148	3,353,590
Merlin Entertainments PLC(c)	315,879	1,631,728
Mondi PLC	168,836	4,644,241
Next PLC	66,804	5,201,728
NMC Health PLC	48,208	2,400,472
Prudential PLC	1,213,112	28,722,974
Randgold Resources Ltd.	45,199	3,361,733
Reckitt Benckiser Group PLC	315,222	28,105,097
RELX PLC	491,915	10,727,611
Rolls-Royce Holdings PLC	402,359	5,230,445
RSA Insurance Group PLC	490,561	4,145,387
Sage Group PLC (The)	505,762	4,126,557
Schroders PLC	59,558	2,432,039
Segro PLC	156,082	1,361,525

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued)	iShares® MSCI EAFE Growth ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Severn Trent PLC	108,899	$2,763,401
Shire PLC	428,974	24,483,378
Sky PLC	480,153	9,595,628
Smith & Nephew PLC	414,634	7,182,152
Smiths Group PLC	117,502	2,487,712
St. James’s Place PLC	243,966	3,857,872
Standard Chartered PLC	1,343,644	12,126,178
Tesco PLC	4,554,289	15,550,560
Unilever PLC	576,477	32,932,252
Weir Group PLC (The)	108,791	2,780,639
Whitbread PLC	85,938	4,413,349

		422,849,695

Total Common Stocks — 99.1%
(Cost: $2,944,712,195)		3,482,697,615

Preferred Stocks

Germany — 0.5%
Fuchs Petrolub SE, Preference Shares, NVS	32,195	1,818,697
Henkel AG & Co. KGaA, Preference Shares, NVS	84,988	10,664,966
Porsche Automobil Holding SE, Preference Shares, NVS	36,210	2,453,080
Sartorius AG, Preference Shares, NVS	16,760	2,725,796
Schaeffler AG, Preference Shares, NVS	31,854	436,814

		18,099,353

Total Preferred Stocks — 0.5%
(Cost: $16,974,022)		18,099,353

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(e)(f)(g)	14,642,717	$14,647,109
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(e)(f)	1,217,357	1,217,357

		15,864,466

Total Short-Term Investments — 0.4%
(Cost: $15,861,680)		15,864,466

Total Investments in Securities — 100.0%
(Cost: $2,977,547,897)		3,516,661,434

Other Assets, Less Liabilities — (0.0)%		(285,061)

Net Assets — 100.0%		$3,516,376,373

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,929,526	(2,286,809)	14,642,717	$14,647,109	$535,442	(b)	$50	$(930)
BlackRock Cash Funds: Treasury, SL Agency Shares	710,399	506,958	1,217,357	1,217,357	34,951		—	—

				$15,864,466	$570,393		$50	$(930)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50 Index	170	09/21/18	$7,012	$113,779
FTSE 100 Index	39	09/21/18	3,941	28,031
TOPIX Index	28	09/13/18	4,372	(57,543)

				$84,267

16	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® MSCI EAFE Growth ETF
July 31, 2018

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$141,810

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$57,543

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss)from:
Futures contracts	$935,235

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$84,267

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,187,774

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,482,697,615	$—	$—	$3,482,697,615
Preferred Stocks	18,099,353	—	—	18,099,353
Money Market Funds	15,864,466	—	—	15,864,466

	$3,516,661,434	$—	$—	$3,516,661,434

Derivative financial instruments(a)
Assets
Futures Contracts	$141,810	$—	$—	$141,810
Liabilities
Futures Contracts	(57,543)	—	—	(57,543)

	$84,267	$—	$—	$84,267

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments	iShares® MSCI EAFE Value ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.9%
Alumina Ltd.	1,797,900	$3,782,461
AMP Ltd.	2,237,572	5,655,597
AusNet Services	1,459,296	1,768,290
Australia & New Zealand Banking Group Ltd.	2,244,407	48,886,814
Bank of Queensland Ltd.	303,776	2,508,939
Bendigo & Adelaide Bank Ltd.	368,813	3,210,596
BGP Holdings PLC(a)(b)	2,256,851	26
BHP Billiton Ltd.	2,469,096	63,986,427
Commonwealth Bank of Australia	1,342,898	74,663,624
Dexus	777,838	5,828,707
Fortescue Metals Group Ltd.	1,176,570	3,822,273
GPT Group (The)	1,395,964	5,354,839
Harvey Norman Holdings Ltd.	441,359	1,164,777
Insurance Australia Group Ltd.	1,192,295	7,126,270
Mirvac Group	2,683,315	4,548,090
National Australia Bank Ltd.	2,081,608	43,839,746
Orica Ltd.	105,526	1,379,116
QBE Insurance Group Ltd.	1,042,978	7,831,032
Scentre Group	4,097,692	12,946,451
South32 Ltd.	3,993,061	10,597,335
Stockland	1,853,260	5,717,510
Telstra Corp. Ltd.	3,256,603	6,875,522
TPG Telecom Ltd.(c)	154,288	660,659
Vicinity Centres	2,527,593	4,998,173
Westpac Banking Corp.	2,607,037	57,095,574

		384,248,848
Austria — 0.2%
OMV AG	115,418	6,530,771
Raiffeisen Bank International AG	40,890	1,364,971
voestalpine AG	90,610	4,545,003

		12,440,745
Belgium — 0.6%
Ageas	143,986	7,724,390
Groupe Bruxelles Lambert SA	60,410	6,423,648
KBC Group NV	194,049	14,930,619
Proximus SADP	123,587	3,026,541

		32,105,198
Denmark — 0.5%
AP Moller - Maersk A/S, Class A	1,545	2,080,706
Danske Bank A/S	573,398	16,682,552
Orsted A/S(d)	72,331	4,464,421
Tryg A/S	97,655	2,391,050

		25,618,729
Finland — 1.1%
Elisa OYJ	50,694	2,204,721
Fortum OYJ	333,807	8,389,466
Neste OYJ	34,935	2,886,643
Nokia OYJ	4,315,499	23,459,287
Orion OYJ, Class B	80,494	2,774,603
Sampo OYJ, Class A	339,450	17,261,166
Stora Enso OYJ, Class R	421,126	6,964,861

		63,940,747
France — 10.1%
AXA SA, NVS	1,487,985	37,605,978
BNP Paribas SA	868,140	56,547,782
Bollore SA, NVS	432,385	2,014,543
Bouygues SA, NVS	165,558	7,285,479

Security	Shares	Value

France (continued)
Carrefour SA, NVS	450,123	$8,089,599
Casino Guichard Perrachon SA, NVS	43,400	1,769,182
Cie. de Saint-Gobain, NVS	193,605	8,625,039
Cie. Generale des Etablissements Michelin SCA, NVS	44,888	5,782,587
CNP Assurances, NVS	127,604	2,986,062
Covivio	26,772	2,792,587
Credit Agricole SA	873,544	12,280,418
Electricite de France SA, NVS	446,428	6,685,994
Engie SA	1,388,882	22,450,232
Eurazeo SA, NVS	22,044	1,706,180
Eutelsat Communications SA	135,018	2,894,155
Gecina SA	34,227	5,842,904
ICADE	25,959	2,514,913
Klepierre SA	157,455	5,945,112
Natixis SA	713,631	5,135,153
Orange SA, NVS	1,519,370	25,981,664
Peugeot SA, NVS	220,468	6,348,363
Renault SA, NVS	147,280	12,974,352
Rexel SA	122,268	1,914,854
Sanofi, NVS	862,430	75,045,771
Schneider Electric SE, NVS	209,273	16,856,160
SCOR SE	129,800	5,049,762
SES SA	277,328	5,547,118
Societe BIC SA, NVS	19,310	1,847,033
Societe Generale SA, NVS	592,164	26,404,961
Suez	274,311	3,885,193
TOTAL SA, NVS	1,847,968	120,781,374
Unibail-Rodamco-Westfield(b)	9,776	2,171,583
Unibail-Rodamco-Westfield, New	96,918	21,528,791
Vinci SA	385,390	38,779,614

		564,070,492
Germany — 7.2%
1&1 Drillisch AG(c)	19,500	1,160,193
Allianz SE, Registered	338,377	74,883,961
Bayer AG,Registered	687,974	76,680,898
Bayerische Motoren Werke AG	256,959	24,861,161
Covestro AG(d)	52,260	5,020,155
Daimler AG, Registered	697,497	48,272,710
Deutsche Bank AG, Registered	1,506,103	19,715,678
Deutsche Lufthansa AG, Registered	90,402	2,538,598
Deutsche Telekom AG, Registered	2,560,068	42,385,033
Deutsche Wohnen SE	92,345	4,501,293
Evonik Industries AG	127,670	4,727,888
Hannover Rueck SE	45,107	6,016,631
HeidelbergCement AG	57,745	4,906,539
Innogy SE(b)	103,018	4,441,158
Linde AG	47,840	11,816,368
METRO AG(c)	144,577	1,786,355
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	117,794	26,152,279
ProSiebenSat. 1 Media SE	183,761	4,975,323
RTL Group SA	30,170	2,250,402
RWE AG	135,378	3,554,476
Telefonica Deutschland Holding AG	569,617	2,497,303
TUI AG	182,759	3,910,065
Uniper SE	154,960	4,839,191
Volkswagen AG	13,656	2,366,373
Vonovia SE	373,869	18,114,622

		402,374,653

18	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® MSCI EAFE Value ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong — 3.6%
Bank of East Asia Ltd. (The)(c)	929,800	$3,696,853
BOC Hong Kong Holdings Ltd.	2,815,000	13,631,701
CK Asset Holdings Ltd.	1,276,000	9,764,539
CK Hutchison Holdings Ltd.	2,071,000	22,512,160
CK Infrastructure Holdings Ltd.	506,500	3,759,789
CLP Holdings Ltd.	1,294,500	14,789,054
Hang Lung Group Ltd.	731,000	2,161,192
Hang Lung Properties Ltd.	1,487,088	3,126,862
Hang Seng Bank Ltd.	581,100	15,817,585
Henderson Land Development Co. Ltd.	973,540	5,427,751
HK Electric Investments & HK Electric Investments Ltd.(c)(d)	1,991,500	2,035,367
HKT Trust & HKT Ltd.	2,845,000	3,799,545
Hongkong Land Holdings Ltd.	856,100	6,223,847
Hysan Development Co. Ltd.	477,000	2,610,776
Jardine Matheson Holdings Ltd.	167,800	11,326,500
Kerry Properties Ltd.	492,500	2,494,775
Li & Fung Ltd.(c)	4,510,000	1,528,784
MTR Corp. Ltd.	396,000	2,220,424
New World Development Co. Ltd.	4,629,000	6,595,034
NWS Holdings Ltd.	1,239,000	2,238,904
PCCW Ltd.	3,271,000	1,909,124
Power Assets Holdings Ltd.	1,068,000	7,560,375
Sands China Ltd.	1,854,800	9,549,189
Sino Land Co. Ltd.	2,478,000	4,256,761
SJM Holdings Ltd.	1,412,000	1,714,808
Sun Hung Kai Properties Ltd.	1,211,000	18,981,796
Swire Pacific Ltd., Class A	249,000	2,700,331
Swire Properties Ltd.	890,000	3,504,584
Wharf Holdings Ltd. (The)	998,419	3,301,705
Wharf Real Estate Investment Co. Ltd.	998,419	7,271,385
Wheelock & Co. Ltd.	589,000	4,173,286
Yue Yuen Industrial Holdings Ltd.	634,000	1,704,746

		202,389,532
Ireland — 0.2%
AIB Group PLC	630,462	3,614,594
Bank of Ireland Group PLC	696,752	5,987,901
Irish Bank Resolution Corp. Ltd.(a)(b)	246,432	3

		9,602,498
Israel — 0.6%
Bank Hapoalim BM	815,366	5,761,402
Bank Leumi Le-Israel BM	509,126	3,188,536
Bezeq The Israeli Telecommunication Corp. Ltd.	1,619,296	1,714,756
Israel Chemicals Ltd.	550,560	2,630,995
Teva Pharmaceutical Industries Ltd., ADR, NVS	738,326	17,675,524

		30,971,213
Italy — 3.1%
Assicurazioni Generali SpA	902,167	16,044,830
Atlantia SpA	192,824	5,723,822
Enel SpA	6,210,881	34,663,800
Eni SpA	1,958,180	37,721,813
Intesa Sanpaolo SpA	6,787,708	20,919,125
Mediobanca Banca di Credito Finanziario SpA	468,315	4,868,007
Poste Italiane SpA(d)	411,165	3,832,314
Snam SpA	1,783,211	7,667,692
Telecom Italia SpA/Milano(b)	8,762,827	6,760,795
Terna Rete Elettrica Nazionale SpA	1,137,761	6,376,629
UniCredit SpA	1,544,814	27,409,086

		171,987,913

Security	Shares	Value

Japan — 23.6%
Acom Co. Ltd.(c)	182,900	$727,090
Aeon Co. Ltd.	156,000	3,158,603
AEON Financial Service Co. Ltd.	101,300	2,084,098
Aisin Seiki Co. Ltd.	72,800	3,375,308
Alfresa Holdings Corp.	150,500	3,593,769
Amada Holdings Co. Ltd.	201,800	2,015,476
Aozora Bank Ltd.	98,500	3,673,731
Asahi Glass Co. Ltd.	105,500	4,401,331
Bank of Kyoto Ltd. (The)	43,200	2,087,833
Benesse Holdings Inc.	52,600	1,910,121
Bridgestone Corp.	478,900	18,798,344
Brother Industries Ltd.	156,000	3,167,661
Canon Inc.	763,200	24,660,482
Central Japan Railway Co.	109,200	22,676,023
Chiba Bank Ltd. (The)	487,000	3,463,034
Chubu Electric Power Co. Inc.	463,700	7,126,995
Chugoku Electric Power Co. Inc. (The)	200,200	2,629,033
Coca-Cola Bottlers Japan Holdings Inc.	27,200	978,024
Concordia Financial Group Ltd.	849,600	4,553,868
Credit Saison Co. Ltd.	130,000	2,019,564
Dai Nippon Printing Co. Ltd.	187,700	4,086,340
Daicel Corp.	208,000	2,281,794
Dai-ichi Life Holdings Inc.	835,100	15,681,438
Daiichi Sankyo Co. Ltd.	224,700	9,277,858
Daiwa House REIT Investment Corp.	1,240	3,057,352
Daiwa Securities Group Inc.	1,237,200	7,192,869
DeNA Co. Ltd.	79,200	1,489,334
Dentsu Inc.	105,200	4,407,611
Eisai Co. Ltd.	67,400	5,769,401
Electric Power Development Co. Ltd.	123,920	3,348,740
Fuji Electric Co. Ltd.	477,000	3,502,716
FUJIFILM Holdings Corp.	304,800	12,528,004
Fujitsu Ltd.	1,538,000	10,447,518
Fukuoka Financial Group Inc.	532,000	2,903,806
Hankyu Hanshin Holdings Inc.	101,300	4,022,499
Hirose Electric Co. Ltd.	8,390	1,018,582
Hisamitsu Pharmaceutical Co. Inc.	22,300	1,625,585
Hitachi Metals Ltd.	79,500	857,924
Honda Motor Co. Ltd.	1,236,200	37,050,661
Idemitsu Kosan Co. Ltd.	105,500	4,740,620
Iida Group Holdings Co. Ltd.	75,800	1,482,278
Inpex Corp.	762,800	8,385,076
Isuzu Motors Ltd.	275,600	3,713,977
ITOCHU Corp.	1,078,300	19,073,021
J Front Retailing Co. Ltd.	182,000	2,658,299
Japan Airlines Co. Ltd.	98,500	3,627,975
Japan Post Bank Co. Ltd.	301,700	3,614,255
Japan Post Holdings Co. Ltd.	1,203,500	13,245,596
Japan Prime Realty Investment Corp.	731	2,628,439
Japan Real Estate Investment Corp.	985	5,147,624
Japan Retail Fund Investment Corp.	2,001	3,644,845
Japan Tobacco Inc.	841,900	23,886,675
JFE Holdings Inc.	386,900	7,830,284
JGC Corp.	79,500	1,536,167
JSR Corp.	149,300	2,855,559
JTEKT Corp.	157,800	2,272,410
JXTG Holdings Inc.	2,472,750	18,102,721
Kajima Corp.	758,000	5,897,963
Kamigumi Co. Ltd.	105,900	2,209,955
Kaneka Corp.	223,000	1,956,280

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued)	iShares® MSCI EAFE Value ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kansai Electric Power Co. Inc. (The)	540,900	$7,673,300
Kawasaki Heavy Industries Ltd.	105,200	3,073,111
KDDI Corp.	1,378,000	38,321,547
Keio Corp.	22,200	1,086,797
Kirin Holdings Co. Ltd.	309,700	7,904,350
Kobe Steel Ltd.	242,100	2,372,554
Konica Minolta Inc.	352,100	3,148,581
Kubota Corp.	364,000	6,079,132
Kuraray Co. Ltd.	234,000	3,292,389
Kyocera Corp.	244,500	14,171,127
Kyushu Railway Co.	126,800	3,885,331
Lawson Inc.	47,800	2,865,267
LIXIL Group Corp.	203,300	4,151,722
Marubeni Corp.	1,181,700	8,981,511
Marui Group Co. Ltd.	48,300	956,162
Maruichi Steel Tube Ltd.	47,700	1,638,436
Mazda Motor Corp.	438,100	5,440,048
Mebuki Financial Group Inc.	684,220	2,432,728
Medipal Holdings Corp.	130,000	2,632,750
Mitsubishi Chemical Holdings Corp.	984,600	8,573,250
Mitsubishi Corp.	1,038,500	28,917,317
Mitsubishi Electric Corp.	1,394,900	18,835,013
Mitsubishi Estate Co. Ltd.	310,100	5,374,254
Mitsubishi Gas Chemical Co. Inc.	79,200	1,761,730
Mitsubishi Heavy Industries Ltd.	244,100	9,130,308
Mitsubishi Materials Corp.	79,200	2,242,844
Mitsubishi Motors Corp.	517,200	3,927,282
Mitsubishi Tanabe Pharma Corp.	177,800	3,322,830
Mitsubishi UFJ Financial Group Inc.	8,995,300	55,398,962
Mitsubishi UFJ Lease & Finance Co. Ltd.	324,100	1,957,224
Mitsui & Co. Ltd.	1,282,800	21,412,469
Mitsui Chemicals Inc.	151,000	4,046,811
Mitsui Fudosan Co. Ltd.	439,900	10,476,804
Mitsui OSK Lines Ltd.	26,400	681,579
Mizuho Financial Group Inc.	18,360,400	31,918,294
MS&AD Insurance Group Holdings Inc.	361,308	11,012,890
Nagoya Railroad Co. Ltd.	47,800	1,197,349
NEC Corp.	197,200	5,461,140
NGK Insulators Ltd.	52,700	920,861
NGK Spark Plug Co. Ltd.	53,200	1,525,567
Nikon Corp.	234,000	3,934,143
Nippon Building Fund Inc.	1,055	5,862,158
Nippon Electric Glass Co. Ltd.	80,800	2,602,144
Nippon Express Co. Ltd.	57,300	3,736,734
Nippon Prologis REIT Inc.	1,300	2,625,782
Nippon Steel & Sumitomo Metal Corp.	546,100	10,847,359
Nippon Telegraph & Telephone Corp.	530,300	24,482,673
Nippon Yusen KK	105,200	2,019,607
Nissan Motor Co. Ltd.	1,751,400	16,514,228
Nisshin Seifun Group Inc.	47,130	919,949
NOK Corp.	47,500	949,661
Nomura Holdings Inc.	2,661,100	12,563,796
Nomura Real Estate Holdings Inc.	98,500	2,142,643
Nomura Real Estate Master Fund Inc.	2,845	4,025,800
Nomura Research Institute Ltd.	26,400	1,264,106
NSK Ltd.	154,500	1,676,947
NTT DOCOMO Inc.	1,052,900	27,023,242
Obayashi Corp.	509,800	5,305,673
ORIX Corp.	1,014,800	16,408,683
Osaka Gas Co. Ltd.	297,200	5,694,962

Security	Shares	Value

Japan (continued)
Otsuka Holdings Co. Ltd.	184,100	$8,469,850
Resona Holdings Inc.	1,608,100	9,135,169
Sankyo Co. Ltd.	47,700	1,874,933
SBI Holdings Inc./Japan	182,400	4,961,658
Secom Co. Ltd.	53,200	4,053,922
Sega Sammy Holdings Inc.	79,100	1,257,799
Seiko Epson Corp.	228,800	4,114,476
Sekisui Chemical Co. Ltd.	310,100	5,534,928
Sekisui House Ltd.	463,700	7,876,769
Seven Bank Ltd.	229,000	691,460
Shimamura Co. Ltd.	22,700	2,121,154
Shinsei Bank Ltd.	126,800	1,992,507
Shizuoka Bank Ltd. (The)	352,600	3,250,699
Showa Shell Sekiyu KK	148,300	2,427,065
Sompo Holdings Inc.	243,400	9,858,635
Sony Financial Holdings Inc.	130,000	2,489,905
Subaru Corp.	301,700	8,770,161
Sumitomo Chemical Co. Ltd.	791,000	4,529,489
Sumitomo Corp.	859,300	14,086,256
Sumitomo Dainippon Pharma Co. Ltd.	52,800	1,020,247
Sumitomo Electric Industries Ltd.	584,100	8,943,607
Sumitomo Metal Mining Co. Ltd.	170,400	6,111,810
Sumitomo Mitsui Financial Group Inc.	1,026,900	40,776,939
Sumitomo Mitsui Trust Holdings Inc.	250,905	9,942,957
Sumitomo Rubber Industries Ltd.	130,000	2,143,827
Suruga Bank Ltd.	105,400	942,517
Suzuken Co. Ltd./Aichi Japan	27,360	1,193,975
T&D Holdings Inc.	412,500	6,135,541
Taiheiyo Cement Corp.	98,500	3,092,974
Taisei Corp.	157,800	8,754,136
Taisho Pharmaceutical Holdings Co. Ltd.	23,500	2,651,465
Takashimaya Co. Ltd.	223,000	1,860,658
Takeda Pharmaceutical Co. Ltd.	551,600	23,036,716
Teijin Ltd.	72,300	1,343,434
Tobu Railway Co. Ltd.	79,200	2,327,747
Toho Gas Co. Ltd.	53,200	1,808,344
Tohoku Electric Power Co. Inc.	336,100	4,260,549
Tokio Marine Holdings Inc.	514,900	24,383,463
Tokyo Electric Power Co. Holdings Inc.(b)	1,112,400	5,306,607
Tokyo Gas Co. Ltd.	297,200	7,230,875
Tokyo Tatemono Co. Ltd.	156,000	2,091,799
Tokyu Corp.	138,100	2,371,165
Tokyu Fudosan Holdings Corp.	395,200	2,676,091
Toppan Printing Co. Ltd.	378,000	2,900,679
Toshiba Corp.(b)	5,099,000	15,624,058
Tosoh Corp.	182,000	2,959,085
Toyo Seikan Group Holdings Ltd.	130,000	2,383,062
Toyo Suisan Kaisha Ltd.	50,400	1,818,974
Toyoda Gosei Co. Ltd.	47,700	1,201,662
Toyota Industries Corp.	109,300	6,141,656
Toyota Motor Corp.	1,747,016	114,007,074
Toyota Tsusho Corp.	157,800	5,363,847
United Urban Investment Corp.	1,813	2,808,417
Yamada Denki Co. Ltd.(c)	479,700	2,374,074
Yamaguchi Financial Group Inc.	147,500	1,668,170
Yokohama Rubber Co. Ltd. (The)	52,600	1,120,229

		1,313,237,615
Netherlands — 2.0%
ABN AMRO Group NV, CVA(d)	321,890	8,926,073
Aegon NV	1,372,162	9,058,224

20	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® MSCI EAFE Value ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
AerCap Holdings NV(b)	66,075	$3,708,790
ArcelorMittal	509,698	16,409,186
ING Groep NV	2,989,123	45,823,259
Koninklijke Philips NV	361,950	15,898,181
Koninklijke Vopak NV(c)	21,711	1,023,231
NN Group NV	235,472	10,419,944

		111,266,888
New Zealand — 0.2%
Auckland International Airport Ltd.	640,819	2,912,100
Fletcher Building Ltd.	664,304	3,179,375
Meridian Energy Ltd.	1,115,673	2,384,988
Spark New Zealand Ltd.	1,450,971	3,822,868

		12,299,331
Norway — 0.9%
DNB ASA	746,606	15,079,108
Equinor ASA	891,346	23,696,874
Gjensidige Forsikring ASA	154,689	2,485,337
Marine Harvest ASA	205,944	4,508,256
Norsk Hydro ASA	364,784	2,081,973

		47,851,548
Portugal — 0.2%
EDP - Energias de Portugal SA	1,938,238	7,912,481
Galp Energia SGPS SA	137,890	2,837,940

		10,750,421
Singapore — 1.3%
Ascendas REIT	1,940,500	3,920,058
CapitaLand Commercial Trust	1,915,449	2,462,378
CapitaLand Ltd.	1,874,000	4,446,500
CapitaLand Mall Trust	1,887,700	2,995,249
ComfortDelGro Corp. Ltd.	1,638,900	2,829,218
Golden Agri-Resources Ltd.	5,558,300	1,143,263
Keppel Corp. Ltd.	1,158,600	5,847,045
Oversea-Chinese Banking Corp. Ltd.	1,527,800	12,985,122
Singapore Airlines Ltd.	225,300	1,631,865
Singapore Press Holdings Ltd.(c)	950,100	2,030,993
Singapore Technologies Engineering Ltd.	416,900	1,047,380
Singapore Telecommunications Ltd.	6,254,100	14,747,419
Suntec REIT	1,676,600	2,266,175
United Overseas Bank Ltd.	521,600	10,353,068
UOL Group Ltd.	370,000	1,948,799
Yangzijiang Shipbuilding Holdings Ltd.	1,868,100	1,296,815

		71,951,347
Spain — 4.3%
ACS Actividades de Construccion y Servicios SA	198,578	8,717,632
Banco Bilbao Vizcaya Argentaria SA	5,104,658	37,544,439
Banco de Sabadell SA	4,328,894	7,235,387
Banco Santander SA	12,451,039	70,212,133
Bankia SA	995,773	3,927,568
CaixaBank SA	1,352,439	6,261,643
Enagas SA	148,049	4,143,537
Endesa SA	242,228	5,606,027
Ferrovial SA	177,445	3,670,715
Iberdrola SA	4,457,325	34,681,716
Iberdrola SA, New(b)	121,739	947,228
International Consolidated Airlines Group SA	240,212	2,233,304
Mapfre SA	879,924	2,768,475
Naturgy Energy Group SA	268,113	7,271,699
Red Electrica Corp. SA	335,467	7,120,192
Repsol SA	1,043,889	20,733,312

Security	Shares	Value

Spain (continued)
Siemens Gamesa Renewable Energy SA(c)	120,778	$1,707,808
Telefonica SA	1,783,982	16,053,801

		240,836,616
Sweden — 1.9%
Hennes & Mauritz AB, Class B(c)	674,315	10,498,579
ICA Gruppen AB	62,493	2,074,672
Nordea Bank AB	2,327,491	24,772,745
Skandinaviska Enskilda Banken AB, Class A	1,248,321	13,366,115
Skanska AB, Class B	278,037	5,240,160
Svenska Handelsbanken AB, Class A	1,179,122	14,580,422
Swedbank AB, Class A	695,523	16,480,631
Telefonaktiebolaget LM Ericsson, Class B	826,540	6,479,457
Telia Co. AB	2,154,165	10,370,530

		103,863,311
Switzerland — 6.9%
Baloise Holding AG, Registered	36,557	5,712,493
Credit Suisse Group AG, Registered	983,602	15,866,792
LafargeHolcim Ltd., Registered	374,531	19,157,828
Nestle SA, Registered	833,934	67,978,256
Novartis AG, Registered	1,704,939	143,352,649
Swatch Group AG (The), Registered	25,433	2,097,580
Swiss Life Holding AG, Registered	26,280	9,442,218
Swiss Prime Site AG, Registered	52,347	4,803,763
Swiss Re AG	241,854	22,177,279
Swisscom AG, Registered	20,138	9,464,860
UBS Group AG, Registered	2,937,513	48,409,621
Zurich Insurance Group AG	116,509	35,858,881

		384,322,220
United Kingdom — 23.3%
3i Group PLC	739,680	9,194,333
Anglo American PLC	809,615	18,402,562
AstraZeneca PLC	484,535	37,277,301
Aviva PLC	3,070,305	20,137,373
Babcock International Group PLC	198,831	1,863,796
BAE Systems PLC	2,461,171	21,088,188
Barclays PLC	6,496,632	16,529,196
Barratt Developments PLC	775,261	5,430,508
BHP Billiton PLC	1,618,739	37,256,860
BP PLC	15,249,660	114,681,508
British American Tobacco PLC	1,756,201	96,778,346
British Land Co. PLC (The)	714,718	6,189,585
BT Group PLC	6,425,029	19,679,464
Centrica PLC	4,279,461	8,350,209
Coca-Cola European Partners PLC, NVS	83,260	3,433,642
Direct Line Insurance Group PLC	1,058,224	4,773,765
GlaxoSmithKline PLC	3,787,890	78,586,022
Glencore PLC	8,814,000	38,674,122
Hammerson PLC	622,653	4,261,882
HSBC Holdings PLC	15,339,813	146,991,282
Imperial Brands PLC	730,415	27,996,335
Informa PLC	965,760	10,000,406
Investec PLC	515,049	3,728,048
ITV PLC	2,820,416	6,098,927
J Sainsbury PLC	1,294,821	5,554,037
John Wood Group PLC	520,374	4,435,541
Kingfisher PLC	1,649,238	6,418,775
Land Securities Group PLC	570,148	7,051,126
Legal & General Group PLC	4,532,640	15,619,337
Lloyds Banking Group PLC	55,150,731	45,128,192

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued)	iShares® MSCI EAFE Value ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Marks & Spencer Group PLC	1,264,315	$5,108,075
Meggitt PLC	635,285	4,751,679
Melrose Industries PLC	1,861,751	5,272,609
Micro Focus International PLC	333,175	5,463,032
National Grid PLC	2,563,621	27,349,909
Pearson PLC	597,810	7,250,507
Persimmon PLC	237,808	7,742,470
Rio Tinto PLC	925,214	50,930,826
Rolls-Royce Holdings PLC	634,404	8,246,902
Royal Bank of Scotland Group PLC(b)	3,682,698	12,337,816
Royal Dutch Shell PLC, Class A	3,497,074	119,957,611
Royal Dutch Shell PLC, Class B	2,898,472	101,572,369
Royal Mail PLC	684,048	4,207,442
Segro PLC	516,018	4,501,298
Smiths Group PLC	103,308	2,187,201
SSE PLC	769,607	12,619,156
Standard Life Aberdeen PLC	2,069,638	8,478,474
Taylor Wimpey PLC	2,547,481	5,846,234
Travis Perkins PLC	197,999	3,106,315
United Utilities Group PLC	505,597	4,769,858
Vodafone Group PLC	20,301,641	49,533,085
Wm Morrison Supermarkets PLC	1,719,199	5,892,734
WPP PLC	975,546	15,253,704

		1,293,989,974

Total Common Stocks — 98.7% (Cost: $5,406,331,868)		5,490,119,839

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	41,076	3,402,719
Porsche Automobil Holding SE, Preference Shares, NVS	58,061	3,933,396
Schaeffler AG, Preference Shares, NVS	94,694	1,298,538
Volkswagen AG, Preference Shares, NVS	141,646	25,227,872

		33,862,525

Security	Shares	Value

Italy — 0.1%
Intesa Sanpaolo SpA, Preference Shares, NVS	667,812	$2,132,369
Telecom Italia SpA/Milano, Preference Shares, NVS	4,655,784	3,105,076

		5,237,445

Total Preferred Stocks — 0.7% (Cost: $39,408,512)		39,099,970

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(e)(f)(g)	21,526,499	21,532,957
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(e)(f)	4,481,065	4,481,065

		26,014,022

Total Short-Term Investments — 0.5% (Cost: $26,011,327)		26,014,022

Total Investments in Securities — 99.9% (Cost: $5,471,751,707)		5,555,233,831

Other Assets, Less Liabilities — 0.1%		6,537,599

Net Assets — 100.0%		$5,561,771,430

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,726,555	11,799,944	21,526,499	$21,532,957	$400,715	(b)	$(2,456)		$1,228
BlackRock Cash Funds: Treasury, SL Agency Shares	294,399	4,186,666	4,481,065	4,481,065	69,657		—		—

				$26,014,022	$470,372		$(2,456)		$1,228

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

22	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® MSCI EAFE Value ETF
July 31, 2018

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50 Index	276	09/21/18	$11,384	$296,932
FTSE 100 Index	112	09/21/18	11,317	162,013
TOPIX Index	59	09/13/18	9,213	38,538

				$497,483

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$497,483

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$3,585,501

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$497,483

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$28,445,709

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued)	iShares® MSCI EAFE Value ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,489,172,582	$947,228	$29	$5,490,119,839
Preferred Stocks	39,099,970	—	—	39,099,970
Money Market Funds	26,014,022	—	—	26,014,022

	$5,554,286,574	$947,228	$29	$5,555,233,831

Derivative financial instruments(a)
Assets
Futures Contracts	$497,483	$—	$—	$497,483

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

July 31, 2018

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$3,500,796,968	$5,529,219,809
Affiliated(c)	15,864,466	26,014,022
Cash pledged:
Futures contracts(d)	771,274	1,493,569
Foreign currency, at value(e)	8,374,566	11,216,481
Receivables:
Securities lending income — Affiliated	41,010	26,887
Variation margin on futures contracts	—	4,353
Dividends	1,423,208	9,940,345
Tax reclaims	4,572,722	6,110,737
Foreign withholding tax claims	354,681	1,044,534

Total assets	3,532,198,895	5,585,070,737

LIABILITIES
Collateral on securities loaned, at value	14,640,953	21,528,319
Payables:
Variation margin on futures contracts	2,986	—
Investment advisory fees	1,175,036	1,760,543
Professional fees	3,547	10,445

Total liabilities	15,822,522	23,299,307

NET ASSETS	$3,516,376,373	$5,561,771,430

NET ASSETS CONSIST OF:
Paid-in capital	$3,260,240,300	$5,683,103,551
Undistributed (distributions in excess of) net investment income	(580,329)	2,305,890
Accumulated net realized loss	(282,507,178)	(207,492,089)
Net unrealized appreciation	539,223,580	83,854,078

NET ASSETS	$3,516,376,373	$5,561,771,430

Shares outstanding	43,600,000	105,200,000

Net asset value	$80.65	$52.87

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$11,110,983	$20,247,607
(b) Investments, at cost — Unaffiliated	$2,961,686,217	$5,445,740,380
(c) Investments, at cost — Affiliated	$15,861,680	$26,011,327
(d) Cash collateral pledged, at cost	$768,501	$1,493,620
(e) Foreign currency, at cost	$8,373,834	$11,249,222

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Operations

Year Ended July 31, 2018

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$81,222,505	$258,315,437
Dividends — Affiliated	34,951	69,657
Non-Cash Dividend — Unaffiliated	—	13,583,235
Securities lending income — Affiliated — net	535,442	400,715
Foreign taxes withheld	(6,967,439)	(20,711,946)
Other foreign taxes	(770)	—

Total investment income	74,824,689	251,657,098

EXPENSES
Investment advisory fees	13,771,984	23,362,983

Total expenses	13,771,984	23,362,983

Net investment income	61,052,705	228,294,115

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	8,690,373	45,655,571
Investments — Affiliated	50	(2,456)
In-kind redemptions — Unaffiliated	232,696,866	256,397,528
Futures contracts	935,235	3,585,501
Foreign currency transactions	(676,917)	(1,433,536)

Net realized gain	241,645,607	304,202,608

Net change in unrealized appreciation/depreciation on:
Investments — Unaffiliated	(30,047,757)	(313,610,949)
Investments — Affiliated	(930)	1,228
Futures contracts	84,267	497,483
Foreign currency translations	(123,020)	(615,694)

Net change in unrealized appreciation/depreciation	(30,087,440)	(313,727,932)

Net realized and unrealized gain (loss)	211,558,167	(9,525,324)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$272,610,872	$218,768,791

See notes to financial statements.

26	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI EAFE Growth ETF		iShares MSCI EAFE Value ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$61,052,705	$46,545,425	$228,294,115	$156,464,804
Net realized gain	241,645,607	46,353,764	304,202,608	32,996,803
Net change in unrealized appreciation/depreciation	(30,087,440)	242,503,284	(313,727,932)	703,285,370

Net increase in net assets resulting from operations	272,610,872	335,402,473	218,768,791	892,746,977

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(61,676,850)	(49,296,813)	(237,635,990)	(160,130,229)

Decrease in net assets resulting from distributions to shareholders	(61,676,850)	(49,296,813)	(237,635,990)	(160,130,229)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	260,024,918	388,710,574	283,763,172	1,657,055,898

NET ASSETS
Total increase in net assets	470,958,940	674,816,234	264,895,973	2,389,672,646
Beginning of year	3,045,417,433	2,370,601,199	5,296,875,457	2,907,202,811

End of year	$3,516,376,373	$3,045,417,433	$5,561,771,430	$5,296,875,457

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(580,329)	$(108,227)	$2,305,890	$(2,104,426)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth ETF
	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of year	$75.38	$68.12		$71.43	$70.68	$64.49

Net investment income(a)	1.41	1.24(b)		1.32	1.40	1.45
Net realized and unrealized gain (loss)(c)	5.19	7.30		(3.36)	0.72	6.28

Net increase (decrease) from investment operations	6.60	8.54		(2.04)	2.12	7.73

Distributions(d)
From net investment income	(1.33)	(1.28)		(1.27)	(1.37)	(1.54)

Total distributions	(1.33)	(1.28)		(1.27)	(1.37)	(1.54)

Net asset value, end of year	$80.65	$75.38		$68.12	$71.43	$70.68

Total Return
Based on net asset value	8.79%	12.66	%(b)	(2.78)%	3.06%	11.99%

Ratios to Average Net Assets
Total expenses	0.40%	0.40%		0.40%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.40%		N/A	N/A	N/A

Net investment income	1.77%	1.80	%(b)	2.01%	2.01%	2.08%

Supplemental Data
Net assets, end of year (000)	$3,516,376	$3,045,417		$2,370,601	$2,028,615	$1,696,271

Portfolio turnover rate(e)	22%	30%		26%	25%	27%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.01%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

28	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value ETF
	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of year	$53.18	$44.86		$53.12	$57.41	$51.00

Net investment income(a)	2.05	1.81	(b)	1.71	1.83	2.66
Net realized and unrealized gain (loss)(c)	(0.15)	8.17		(8.42)	(4.25)	6.26

Net increase (decrease) from investment operations	1.90	9.98		(6.71)	(2.42)	8.92

Distributions(d)
From net investment income	(2.21)	(1.66)		(1.55)	(1.87)	(2.51)

Total distributions	(2.21)	(1.66)		(1.55)	(1.87)	(2.51)

Net asset value, end of year	$52.87	$53.18		$44.86	$53.12	$57.41

Total Return
Based on net asset value	3.63%	22.49	%(b)	(12.59)%	(4.16)%	17.56%

Ratios to Average Net Assets
Total expenses	0.38%	0.40%		0.40%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.40%		N/A	N/A	N/A

Net investment income	3.75%	3.70	%(b)	3.72%	3.40%	4.72%

Supplemental Data
Net assets, end of year (000)	$5,561,771	$5,296,875		$2,907,203	$2,953,420	$2,755,526

Portfolio turnover rate(e)	22%	28%		26%	25%	29%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations. (e) Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Notes to Financial Statements

1.	Organization

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI EAFE Growth	Diversified
MSCI EAFE Value	Diversified

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	Investment Valuation and Fair Value Measurements

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the

30	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	Securities and Other Investments

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of July 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of July 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements  (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of July 31, 2018:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

MSCI EAFE Growth
Barclays Capital Inc.	$436,663	$436,663		$—	$—
Citigroup Global Markets Inc.	306,132	306,132		—	—
Credit Suisse Securities (USA) LLC	762,707	762,707		—	—
Deutsche Bank Securities Inc.	1,591,089	1,591,089		—	—
Goldman Sachs & Co.	1,226,048	1,226,048		—	—
JPMorgan Securities LLC	2,438,923	2,438,923		—	—
Morgan Stanley & Co. LLC	3,936,373	3,936,373		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	413,048	413,048		—	—

	$11,110,983	$11,110,983		$—	$—

MSCI EAFE Value
Citigroup Global Markets Inc.	$39,482	$39,482		$—	$—
Credit Suisse Securities (USA) LLC	185,249	185,249		—	—
Goldman Sachs & Co.	11,994,651	11,994,651		—	—
JPMorgan Securities LLC	2,469,904	2,469,904		—	—
Macquarie Bank Limited	37,985	37,985		—	—
Morgan Stanley & Co. LLC	5,419,174	5,419,174		—	—
State Street Bank & Trust Company	101,162	101,162		—	—

	$20,247,607	$20,247,607		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	Derivative Financial Instruments

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

32	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

6.	Investment Advisory Agreement and Other Transactions with Affiliates

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion	0.3258

Prior to June 29, 2018, for its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA was entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares MSCI EAFE Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion(a)	0.3258
Over $9 billion(a)	0.3096

(a)	Break level added or amended effective June 29, 2018.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended July 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI EAFE Growth	$129,839
MSCI EAFE Value	105,258

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements  (continued)

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended July 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE Growth	$375,558,659	$464,013,864
MSCI EAFE Value	478,320,832	494,370,551

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statements of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	Purchases and Sales

For the year ended July 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE Growth	$768,682,107	$735,056,738
MSCI EAFE Value	1,417,006,454	1,289,515,636

For the year ended July 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI EAFE Growth	$805,181,643	$584,195,769
MSCI EAFE Value	1,477,366,781	1,339,375,682

8.	Income Tax Information

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2018, the following permanent differences attributable to passive foreign investment companies, the timing and recognition of partnership income, the expiration of capital loss carryforwards, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
MSCI EAFE Growth	$(25,879,586)	$152,043	$25,727,543
MSCI EAFE Value	116,477,397	13,752,191	(130,229,588)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 07/31/18	Year Ended 07/31/17
MSCI EAFE Growth Ordinary income	$61,676,850	$49,296,813

MSCI EAFE Value Ordinary income	$237,635,990	$160,130,229

34	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of July 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)(a)	Total
MSCI EAFE Growth	$1,208,905	$(265,251,883)	$520,179,051	$256,136,073
MSCI EAFE Value	13,626,475	(99,215,017)	(35,743,579)	(121,332,121)

(a)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and foreign withholding tax reclaims.

As of July 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
MSCI EAFE Growth	$174,397,286	$90,854,597	$265,251,883
MSCI EAFE Value	14,820,143	84,394,874	99,215,017

(a)	Must be utilized prior to losses subject to expiration.

For the year ended July 31, 2018, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
MSCI EAFE Growth	$11,550,757
MSCI EAFE Value	49,955,017

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of July 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Growth	$2,996,804,436	$591,643,223	$(71,843,768)	$519,799,455
MSCI EAFE Value	5,591,932,418	364,265,881	(400,925,930)	(36,660,049)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

9.	Principal Risks

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements  (continued)

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	Capital Share Transactions

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 07/31/18		Year Ended 07/31/17
iShares ETF	Shares	Amount	Shares	Amount
MSCI EAFE Growth
Shares sold	10,800,000	$867,737,714	8,400,000	$575,932,306
Shares redeemed	(7,600,000)	(607,712,796)	(2,800,000)	(187,221,732)

Net increase	3,200,000	$260,024,918	5,600,000	$388,710,574

MSCI EAFE Value
Shares sold	31,200,000	$1,680,744,586	41,600,000	$1,992,681,678
Shares redeemed	(25,600,000)	(1,396,981,414)	(6,800,000)	(335,625,780)

Net increase	5,600,000	$283,763,172	34,800,000	$1,657,055,898

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	Foreign Withholding Tax Claims

The Funds have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each Fund is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

36	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

12.	Legal Proceedings

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

13.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares MSCI EAFE Growth ETF and iShares MSCI EAFE Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares MSCI EAFE Growth ETF and iShares MSCI EAFE Value ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2018, the related statements of operations for the year ended July 31, 2018, the statements of changes in net assets for each of the two years in the period ended July 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2018 and each of the financial highlights for each of the five years in the period ended July 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

September 25, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

38	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2018:

iShares ETF	Qualified Dividend Income
MSCI EAFE Growth	$75,127,749
MSCI EAFE Value	241,112,773

For the fiscal year ended July 31, 2018, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI EAFE Growth	$81,239,483	$6,473,423
MSCI EAFE Value	271,979,204	19,662,724

I M P O R T A N T T A X I N F O R M A T I O N	39

Board Review and Approval of Investment Advisory Contract

I. iShares MSCI EAFE Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

40	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not previously provide for any breakpoints in the Fund’s investment advisory fee rate but that BFA and the Board had agreed during the June 12-14, 2018 meeting to revise the Advisory Contract for the Fund to provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares MSCI EAFE Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	41

Board Review and Approval of Investment Advisory Contract  (continued)

Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

42	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had agreed during the June 12-14, 2018 meeting to revise the Advisory Contract for the Fund to provide for an additional breakpoint as the assets of the Fund increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	43

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

		Total Cumulative Distributions			% Breakdown of the Total Cumulative
		for the Fiscal Year			Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI EAFE Growth	$1.332026	$—	$—	$1.332026	100%	—%	—%	100%
MSCI EAFE Value	2.209585	—	—	2.209585	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that a fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI EAFE Growth ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.07%
Greater than 2.5% and Less than 3.0%	1	0.07
Greater than 1.5% and Less than 2.0%	2	0.14
Greater than 1.0% and Less than 1.5%	32	2.31
Greater than 0.5% and Less than 1.0%	160	11.56
Greater than 0.0% and Less than 0.5%	689	49.79
At NAV	24	1.73
Less than 0.0% and Greater than –0.5%	361	26.08
Less than –0.5% and Greater than –1.0%	87	6.29
Less than –1.0% and Greater than –1.5%	20	1.45
Less than –1.5% and Greater than –2.0%	7	0.51

	1,384	100.00%

44	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)  (continued)

iShares MSCI EAFE Value ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	2	0.14%
Greater than 2.0% and Less than 2.5%	1	0.07
Greater than 1.5% and Less than 2.0%	6	0.43
Greater than 1.0% and Less than 1.5%	40	2.89
Greater than 0.5% and Less than 1.0%	221	15.97
Greater than 0.0% and Less than 0.5%	679	49.07
At NAV	16	1.16
Less than 0.0% and Greater than –0.5%	335	24.21
Less than –0.5% and Greater than –1.0%	59	4.26
Less than –1.0% and Greater than –1.5%	18	1.30
Less than –1.5% and Greater than –2.0%	6	0.43
Less than –2.0% and Greater than –2.5%	1	0.07

	1,384	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	45

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex which consists of 358 funds as of July 31, 2018. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman(b) (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a)  Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b)  Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees
Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

46	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) ( since 2002).

John E. Kerrigan (63)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).
Officers
Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S.iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	47

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

48	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

G L O S S A R Y O F T E R M S	49

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JULY 31, 2018

2018 ANNUAL REPORT

iShares Trust

  iShares Adaptive Currency Hedged MSCI EAFE ETF  |  DEFA  |  Cboe BZX

  iShares Currency Hedged MSCI ACWI ETF  |  HACW  |  NYSE Arca

  iShares Currency Hedged MSCI ACWI ex U.S. ETF  |  HAWX  |  NYSE Arca

  iShares Currency Hedged MSCI EAFE ETF  |  HEFA  |  Cboe BZX

  iShares Currency Hedged MSCI EAFE Small-Cap ETF  |  HSCZ  |  NYSE Arca

  iShares MSCI ACWI ETF  |  ACWI  |  NASDAQ

  iShares MSCI ACWI ex U.S. ETF  |  ACWX  |  NASDAQ

  iShares MSCI EAFE ETF  |  EFA  |  NYSE Arca

  iShares MSCI EAFE Small-Cap ETF  |  SCZ  |  NASDAQ

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Market Overview

iShares Trust

Global Market Overview

Global equity markets advanced for the 12 months ended July 31, 2018 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 10.97% in U.S. dollar terms for the reporting period.

Global stocks rallied sharply in the first half of the reporting period as the MSCI ACWI returned more than 14%. Improving global economic growth drove the advance, particularly in the U.S., Europe, Japan, and China. Strengthening global economic growth led to rising corporate profits across most regions of the world, which was also supportive for global equity markets. By the end of 2017, global earnings estimates for 2018 accelerated at their fastest pace in more than a decade.

However, global equity markets grew increasingly volatile during the latter half of the reporting period, resulting in an almost 3% decline for the MSCI ACWI over the last six months. While the U.S. economy continued to strengthen, economic growth in other regions of the globe slowed. In addition, rising global interest rates and signs of higher inflation weighed on global stocks. Escalating trade tensions between the U.S. and several trading partners, most notably China and Europe, took center stage late in the reporting period, contributing to economic concerns and increased volatility in global equity markets.

For the reporting period, the U.S. stock market returned more than 15%, outpacing other regions of the world. U.S. stocks benefited from a stronger domestic economy, driven by healthy employment growth (which led to an 18-year low in the country’s unemployment rate) and a meaningful increase in manufacturing activity. U.S. income tax reform legislation, passed in December 2017, lowered corporate tax rates and contributed to record profit growth for U.S. companies. As the economy strengthened, the inflation rate rose to its highest level in more than six years. In response, the U.S. Federal Reserve Bank (“Fed”) raised short-term interest rates three times during the reporting period, pushing the federal funds rate target to its highest level in a decade.

Equity markets in the Asia-Pacific region returned approximately 8% in U.S. dollar terms for the reporting period. Japanese stocks posted the best returns in the region as the nation’s economy produced eight consecutive quarters of growth in 2016 and 2017, its longest period of sustained economic growth in more than 20 years. Hong Kong and Australia were also solid performers during the reporting period, benefiting from stronger economic growth, while New Zealand’s equity market declined as the country’s economy slowed markedly.

European stock markets returned approximately 6% in U.S. dollar terms for the reporting period. Equity market gains in Europe were tempered by slowing economic growth and trade tariff concerns during the last six months of the reporting period. Nonetheless, the European Central Bank (“ECB”) announced plans to end its quantitative easing measures by the end of 2018, indicating that the ECB believes the worst of the European economic downturn is over. On a country basis, the best-performing markets in Europe were Portugal, Norway, and France, while Belgium and Spain trailed.

Emerging markets underperformed developed markets during the reporting period, returning more than 4% in U.S. dollar terms. After rising by more than 18% during the first half of the reporting period, emerging markets declined sharply over the ensuing six months as rising global interest rates, a stronger U.S. dollar, and trade tensions led to reduced expectations for growth and corporate profits in emerging economies. The best-performing emerging markets for the reporting period included Russia, Peru, and the Czech Republic, while Turkey and Pakistan declined the most.

M A R K E T O V E R V I E W	5

Fund Summary as of July 31, 2018	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Investment Objective

The iShares Adaptive Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia, and the Far East while dynamically hedging currency risk for a U.S. dollar based investor, as represented by the MSCI EAFE® Adaptive Hedge to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.56%	10.26%	8.56%	28.56%
Fund Market	8.31	10.26	8.31	28.57
Index	8.84	10.59	8.84	29.52

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/16. The first day of secondary market trading was 1/7/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 986.90	$ 0.15		$ 1,000.00	$ 1,024.60	$ 0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

Portfolio Management Commentary

Strengthened by steadily rising exports amid an improving global economy, Japan was the Index’s leading contributor to return in U.S. dollar terms for the reporting period. Pro-growth government policies and continued low interest rates boosted Japanese equities as the Japanese economy posted its eighth consecutive quarter of growth during the reporting period. U.K. stocks were also strong contributors to the Index’s performance. Despite uncertainty over negotiations for an exit agreement with the European Union, the U.K. equity market benefited from solid growth in manufacturing output and rising energy prices.

An improving European economy supported stocks in France and Germany, both of which contributed to the Index’s return in U.S. dollar terms. French stocks also benefited from pro-business policies, such as reforms to modernize French labor markets and lower taxes. Despite a decline in exports to the U.S., Germany gained as exports to

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Fund Summary as of July 31, 2018	iShares® Adaptive Currency Hedged MSCI EAFE ETF

the rest of Europe remained strong. Australian stocks also performed well, benefiting from a global rise in commodities prices, which helped the resource-rich country. In contrast, Spain detracted from the Index’s return as heightened political instability drove a sharp decline in Spain’s equity market.

From a sector perspective, the energy and industrials sectors were leading contributors to the Index’s return in U.S. dollar terms. The energy sector’s advance was supported by higher oil prices, driven by expanding global demand and production cuts by oil-producing nations. Economic improvement similarly buoyed the industrials sector as higher global industrial production translated to strength in the sector, particularly in the capital goods industry, which benefited from higher defense spending and commercial aircraft orders.

The consumer discretionary, materials, and healthcare sectors were also meaningful contributors to the Index’s return in U.S. dollar terms. Rising consumer spending benefited the consumer discretionary sector, while higher metals prices and strong demand for chemical products bolstered the materials sector. Healthcare stocks, particularly pharmaceutical companies and medical device makers, benefited from increased demand due to the growing proportion of elderly among developed nations’ populations. On the downside, the financials sector detracted from the Index’s return as banks continued to be adversely affected by historically low interest rates and inconsistent economic growth.

In terms of currency performance during the reporting period, the strengthening U.S. economy, rising interest rates, and increasing bond yields caused the U.S. dollar to strengthen relative to most foreign currencies. The euro, the Japanese yen, the Swiss franc, and the Australian dollar depreciated by 1%, 1%, 2%, and 7%, respectively, against the U.S. dollar. None of the currencies represented in the Index appreciated meaningfully against the U.S. dollar, while the British pound remained mostly flat.

The adaptive currency hedging component of the Index employs a hedge ratio that modifies currency exposure based on the difference in interest rates, relative valuation, currency momentum, and currency volatility. Due to the relative strength of the U.S. dollar during the reporting period, greater hedging activity tended to dampen the effect of the decline in foreign currencies. For example, approximately two-thirds of the Index’s exposure to the Australian dollar was hedged on average, which limited the negative impact of the Australian dollar’s 7% decline against the U.S. dollar.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	20.0%
Industrials	14.3
Consumer Discretionary	12.2
Consumer Staples	11.3
Health Care	11.0
Materials	8.1
Information Technology	6.7
Energy	6.0
Telecommunication Services	3.7
Real Estate	3.4
Utilities	3.3

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
Japan	23.6%
United Kingdom	17.6
France	11.0
Germany	9.8
Switzerland	8.2
Australia	6.9
Netherlands	3.8
Hong Kong	3.6
Spain	3.1
Sweden	2.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of July 31, 2018	iShares® Currency Hedged MSCI ACWI ETF

Investment Objective

The iShares Currency Hedged MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI ACWI ETF.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	12.93%	9.97%	12.93%	34.15%
Fund Market	12.97	9.98	12.97	34.19
Index	12.63	9.57	12.63	32.59

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,000.90	$0.15		$1,000.00	$1,024.60	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

Portfolio Management Commentary

U.S. stocks, which represented about 53% of the Index on average during the reporting period, contributed the majority of the Index’s return in U.S. dollar terms. U.S. stocks benefited from strong economic growth, which rose to a four-year high in the second quarter of 2018, driven by robust consumer spending, rising exports, and an 18-year low in the unemployment rate. When economic growth slowed in other countries during the second half of the reporting period, U.S. stocks proved to be a compelling alternative for investors. In addition, U.S. businesses benefited from federal tax reform legislation signed into law in December 2017, which contributed to record corporate earnings growth in the first half of 2018.

Japanese stocks also contributed to the Index’s return in U.S. dollar terms, supported by improving domestic growth early during the reporting period and a major trade deal

8	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Currency Hedged MSCI ACWI ETF

with the European Union late during the reporting period. British stocks contributed to the Index’s return as large energy companies in the country profited from rising oil prices. There were no meaningful detractors from the Index’s return on a country-level basis.

From a sector perspective, the information technology sector contributed the most to the Index’s return in U.S. dollar terms. Investors gravitated to the future growth prospects of information technology stocks, especially those in software-related industries. The consumer discretionary sector was also a solid contributor to the Index’s return as higher employment across much of the world prompted consumers to increase their discretionary spending. Stocks of internet and direct marketing retail companies that facilitate shopping, travel, and entertainment services benefited the sector.

The energy sector also contributed to the Index’s return in U.S. dollar terms amid rising oil prices for much of the reporting period. In contrast, the telecommunication services sector was the only detractor from the Index’s performance as intense price competition cut into profit margins in the sector.

In terms of currency performance during the reporting period, the strengthening U.S. economy, rising interest rates, and increasing bond yields caused the U.S. dollar to strengthen relative to most foreign currencies. The euro, the Japanese yen, the Canadian dollar, and the Australian dollar depreciated by 1%, 1%, 4%, and 7%, respectively, against the U.S. dollar. In contrast, the South Korean won appreciated by 1% against the U.S. dollar amid inflows of foreign funds and a recovering economy.

The negative performance of some foreign currencies meant hedging activity contributed to the Index’s return for the reporting period. A fully hedged investor seeks to bypass the currency fluctuations — both on the upside and on the downside — related to holding foreign-currency-denominated securities. The Index’s hedging activity offset the negative impact of foreign currency performance relative to the U.S. dollar, resulting in an Index return that was relatively close to the Index’s return measured in local currencies.

Special Note: The Board unanimously voted to close and liquidate the Fund. After the close of business on August 15, 2018, the Fund no longer accepted creation orders. Trading in the Fund was halted prior to market open on August 16, 2018. Proceeds of the liquidation were sent to shareholders on August 22, 2018.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	19.3%
Financials	17.6
Consumer Discretionary	12.1
Health Care	11.5
Industrials	10.6
Consumer Staples	8.0
Energy	6.8
Materials	5.0
Real Estate	3.1
Utilities	2.9
Telecommunication Services	2.8
Exchanged-Traded Funds	0.3

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
United States	53.8%
Japan	7.5
United Kingdom	5.6
China	3.5
France	3.4
Canada	3.1
Germany	3.0
Switzerland	2.6
Australia	2.2
South Korea	1.6

F U N D S U M M A R Y	9

Fund Summary as of July 31, 2018	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Investment Objective

The iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging equities, excluding the U.S., while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI ex USA 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI ACWI ex U.S. ETF.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	9.05%	6.76%	9.05%	22.41%
Fund Market	8.97	6.76	8.97	22.41
Index	9.28	6.77	9.28	22.42

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$993.60	$0.15		$1,000.00	$1,024.60	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.

(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

Portfolio Management Commentary

Japanese stocks, representing about 16% of the Index on average during the reporting period, contributed the most to the Index’s return in U.S. dollar terms. Japanese stocks benefited from improving domestic growth early during the reporting period and a major trade deal with the European Union late during the reporting period.

The U.K. and France were also meaningful contributors to the Index’s return in U.S. dollar terms, driven in part by the energy sector, which rose with higher crude oil prices. Strong exports were also a contributing factor — many British companies generate the majority of their revenues overseas, while demand for French luxury goods, particularly from China, was robust.

10	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

China and Canada also contributed to the Index’s return in U.S. dollar terms. Chinese stocks benefited from strong exports despite escalating trade tensions, while Canadian stocks benefited from rising commodities prices. There were no meaningful detractors from the Index’s return on a country-level basis.

From a sector perspective, the energy sector contributed the most to the Index’s return in U.S. dollar terms. Prices for crude oil rose from approximately $50 per barrel at the beginning of the reporting period to approximately $70 per barrel at the end of the reporting period. The price recovery led to higher revenues for energy-related companies and oil-producing nations alike.

The information technology and materials sectors were also strong contributors to the Index’s return in U.S. dollar terms. Investors gravitated to the information technology sector’s future growth prospects, especially those in the software and services industry. The materials sector was led by chemicals companies, which benefited from a stronger global economy and resurgent demand from the energy sector.

Other meaningful contributors to the Index’s return in U.S. dollar terms included industrials and healthcare stocks. The industrials sector was buoyed by the capital goods industry, which benefited from higher defense spending and commercial aircraft orders. Pharmaceutical companies and medical device makers led the advance in the healthcare sector, which benefited from an aging population in many developed nations. In contrast, the telecommunication services sector detracted from the Index’s return as intense price competition weighed on corporate profit margins.

In terms of currency performance during the reporting period, the strengthening U.S. economy, rising interest rates, and increasing bond yields caused the U.S. dollar to strengthen relative to most foreign currencies. The euro, the Japanese yen, the Chinese yuan, and the Canadian dollar depreciated by 1%, 1%, 1%, and 4%, respectively, against the U.S. dollar. In contrast, the South Korean won appreciated by 1% against the U.S. dollar amid inflows of foreign funds and a recovering economy.

The negative performance of some foreign currencies meant hedging activity contributed to the Index’s return for the reporting period. A fully hedged investor seeks to bypass the currency fluctuations — both on the upside and on the downside — related to holding foreign-currency-denominated securities. The Index’s hedging activity offset the negative impact of foreign currency performance relative to the U.S. dollar, resulting in an Index return that was relatively close to the Index’s return measured in local currencies.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	22.0%
Information Technology	11.7
Industrials	11.5
Consumer Discretionary	10.8
Consumer Staples	9.6
Health Care	8.4
Materials	7.9
Energy	7.5
Telecommunication Services	3.8
Real Estate	3.3
Utilities	2.9
Exchanged-Traded Funds	0.6

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
Japan	16.1%
United Kingdom	12.1
China	7.7
France	7.5
Canada	6.7
Germany	6.6
Switzerland	5.6
Australia	4.7
South Korea	3.5
Taiwan	3.0

F U N D S U M M A R Y	11

Fund Summary as of July 31, 2018	iShares® Currency Hedged MSCI EAFE ETF

Investment Objective

The iShares Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia, and the Far East while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE® 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	9.94%	8.80%	9.94%	46.14%
Fund Market	9.78	8.78	9.78	46.03
Index	10.11	8.85	10.11	46.49

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,014.70	$0.15		$1,000.00	$1,024.60	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.

(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

Portfolio Management Commentary

Strengthened by steadily rising exports amid an improving global economy, Japan was the Index’s leading contributor to return in U.S. dollar terms for the reporting period. Pro-growth government policies and continued low interest rates boosted Japanese equities as the Japanese economy posted its eighth consecutive quarter of growth during the reporting period. U.K. stocks were also strong contributors to the Index’s performance. Despite uncertainty over negotiations for an exit agreement with the European Union, the U.K. equity market benefited from solid growth in manufacturing output and rising energy prices.

An improving European economy supported stocks in France and Germany, both of which contributed to the Index’s return in U.S. dollar terms. French stocks also benefited from pro-business policies, such as reforms to modernize French labor markets and lower taxes. Despite a decline in exports to the U.S., Germany gained as exports to

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Fund Summary as of July 31, 2018	iShares® Currency Hedged MSCI EAFE ETF

the rest of Europe remained strong. Australian stocks also performed well, benefiting from a global rise in commodities prices, which helped the resource-rich country. In contrast, Spain detracted from the Index’s return as heightened political instability drove a sharp decline in Spain’s equity market.

From a sector perspective, the energy and industrials sectors were leading contributors to the Index’s return in U.S. dollar terms. The energy sector’s advance was supported by higher oil prices, driven by expanding global demand and production cuts by oil-producing nations. Economic improvement similarly buoyed the industrials sector as higher global industrial production translated to strength in the sector, particularly in the capital goods industry, which benefited from higher defense spending and commercial aircraft orders.

The consumer discretionary, materials, and healthcare sectors were also meaningful contributors to the Index’s return in U.S. dollar terms. Rising consumer spending benefited the consumer discretionary sector, while higher metals prices and strong demand for chemical products bolstered the materials sector. Healthcare stocks, particularly pharmaceutical companies and medical device makers, benefited from increased demand due to the growing proportion of elderly among developed nations’ populations. On the downside, the financials sector detracted from the Index’s return as banks continued to be adversely affected by historically low interest rates and inconsistent economic growth.

In terms of currency performance during the reporting period, the strengthening U.S. economy, rising interest rates, and increasing bond yields caused the U.S. dollar to strengthen relative to most foreign currencies. The euro, the Japanese yen, the Swiss franc, and the Australian dollar depreciated by 1%, 1%, 2%, and 7%, respectively, against the U.S. dollar. None of the currencies represented in the Index appreciated meaningfully against the U.S. dollar, while the British pound remained mostly flat.

The negative performance of some foreign currencies meant hedging activity contributed to the Index’s return for the reporting period. A fully hedged investor seeks to bypass the currency fluctuations — both on the upside and on the downside — related to holding foreign-currency-denominated securities. The Index’s hedging activity offset the negative impact of foreign currency performance relative to the U.S. dollar, resulting in an Index return that was relatively close to the Index’s return measured in local currencies.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	20.0%
Industrials	14.3
Consumer Discretionary	12.2
Consumer Staples	11.3
Health Care	11.0
Materials	8.1
Information Technology	6.7
Energy	6.0
Telecommunication Services	3.7
Real Estate	3.4
Utilities	3.3

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
Japan	23.6%
United Kingdom	17.6
France	11.0
Germany	9.8
Switzerland	8.2
Australia	6.9
Netherlands	3.8
Hong Kong	3.6
Spain	3.1
Sweden	2.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

Fund Summary as of July 31, 2018	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Investment Objective

The iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small capitalization developed market equities, excluding the U.S. and Canada, while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE Small-Cap 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE Small-Cap ETF.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	12.81%	11.42%	12.81%	39.68%
Fund Market	12.88	11.43	12.88	39.72
Index	13.21	11.42	13.21	39.60

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,009.00	$0.15		$1,000.00	$1,024.60	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

Portfolio Management Commentary

Japanese small-capitalization stocks were the largest contributors to the Index’s return in U.S. dollar terms for the reporting period. Pro-growth government policies and continued low interest rates boosted Japanese equities as the Japanese economy posted its eighth consecutive quarter of growth during the reporting period. Additionally, smaller, domestically geared stocks benefited from being somewhat insulated from global trade tensions. Small-capitalization stocks from the U.K. were also strong contributors to the Index’s return. Despite uncertainty over negotiations for an exit agreement with the European Union (“EU”), the U.K. equity market benefited from solid growth in manufacturing output and rising energy prices.

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Fund Summary as of July 31, 2018	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Small-capitalization stocks in Germany and Australia also contributed to the Index’s performance in U.S. dollar terms. The German equity market was supported by economic expansion at home, as well as in Europe, as evidenced by strong demand for German goods from the EU. Australian stocks also performed well, benefiting from a global rise in commodities prices. In contrast, Hong Kong detracted slightly from the Index’s return, weighed down by fears of a trade war between the U.S. and China.

From a sector perspective, small-capitalization stocks in the information technology and industrials sectors were leading contributors to the Index’s return in U.S. dollar terms. Led by software and services companies, the information technology sector advanced due to strong earnings and investor demand for companies with high-growth potential. Economic improvement buoyed the industrials sector as higher global industrial production translated to strength in the sector, particularly in the capital goods industry, which was supported partly by earnings growth from domestic sales.

The healthcare, materials, and real estate sectors also contributed meaningfully to the Index’s return in U.S. dollar terms. Healthcare stocks, particularly medical device makers, benefited from increased demand due to the growing proportion of elderly among developed nations’ populations. The materials sector was bolstered by global economic growth and strong demand for chemical products from automakers, energy producers, and construction companies. The real estate sector contributed to the Index’s return as economic expansion and continued low interest rates benefited real estate investment trusts.

In terms of currency performance during the reporting period, the strengthening U.S. economy, rising interest rates, and increasing bond yields caused the U.S. dollar to strengthen relative to most foreign currencies. The euro, the Japanese yen, the Australian dollar, and the Swedish krona depreciated by 1%, 1%, 7%, and 8%, respectively, against the U.S. dollar. None of the currencies represented in the Index appreciated meaningfully against the U.S. dollar, while the British pound remained mostly flat.

The negative performance of some foreign currencies meant hedging activity contributed to the Index’s return for the reporting period. A fully hedged investor seeks to bypass the currency fluctuations — both on the upside and on the downside — related to holding foreign-currency-denominated securities. The Index’s hedging activity offset the negative impact of foreign currency performance relative to the U.S. dollar, resulting in an Index return that was relatively close to the Index’s return measured in local currencies.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Industrials	21.9%
Consumer Discretionary	14.2
Financials	11.9
Information Technology	11.3
Real Estate	10.9
Materials	9.1
Health Care	7.7
Consumer Staples	6.6
Energy	2.9
Utilities	2.0
Telecommunication Services	1.5

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
Japan	30.5%
United Kingdom	18.5
Australia	7.1
Germany	5.9
Sweden	5.2
Switzerland	4.3
Italy	3.7
France	3.5
Netherlands	3.0
Spain	2.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	15

Fund Summary as of July 31, 2018	iShares® MSCI ACWI ETF

Investment Objective

The iShares MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market equities, as represented by the MSCI ACWI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.40%	9.33%	6.54%	11.40%	56.20%	88.43%
Fund Market	11.27	9.34	6.57	11.27	56.29	88.91
Index	10.97	9.04	6.39	10.97	54.14	85.81

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$972.40	$1.52		$1,000.00	$1,023.30	$1.56		0.31%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

Portfolio Management Commentary

The U.S., which represented about 53% of the Index on average during the reporting period, contributed the majority of the Index’s return. U.S. stocks benefited from strong economic growth, which rose to a four-year high in the second quarter of 2018, driven by robust consumer spending, rising exports, and an 18-year low in the unemployment rate. When economic growth slowed in other countries during the second half of the reporting period, U.S. stocks proved to be a compelling alternative for investors. In addition, U.S. businesses benefited from federal tax reform legislation signed into law in December 2017, which contributed to record corporate earnings growth in the first half of 2018.

Japanese stocks also contributed to the Index’s return, supported by improving domestic growth early during the reporting period and a major trade deal with the European Union late during the reporting period. British stocks contributed to the Index’s return as large energy companies in the country profited from rising oil prices. There were no meaningful detractors from the Index’s return on a country-level basis.

From a sector perspective, the information technology sector contributed the most to the Index’s return. Investors gravitated to the future growth prospects of information technology stocks, especially those in software-related industries. The consumer discretionary sector was also a solid contributor to the Index’s return as higher

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Fund Summary as of July 31, 2018	iShares® MSCI ACWI ETF

employment across much of the world prompted consumers to increase their discretionary spending. Stocks of internet and direct marketing retail companies that facilitate shopping, travel, and entertainment services benefited the sector.

The energy sector also contributed to the Index’s return amid rising oil prices for much of the reporting period. In contrast, the telecommunication services sector was the only detractor from the Index’s performance as intense price competition cut into profit margins in the sector.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	19.3%
Financials	17.6
Consumer Discretionary	12.1
Health Care	11.5
Industrials	10.6
Consumer Staples	8.0
Energy	6.8
Materials	5.0
Real Estate	3.1
Utilities	2.9
Telecommunication Services	2.8
Exchanged-Traded Funds	0.3

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
United States	53.8%
Japan	7.5
United Kingdom	5.6
China	3.5
France	3.4
Canada	3.1
Germany	3.0
Switzerland	2.6
Australia	2.2
South Korea	1.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	17

Fund Summary as of July 31, 2018	iShares® MSCI ACWI ex U.S. ETF

Investment Objective

The iShares MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.92%	5.51%	2.69%	5.92%	30.78%	30.44%
Fund Market	5.69	5.46	2.70	5.69	30.46	30.51
Index	5.94	5.59	3.16	5.94	31.24	36.52

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$933.70	$1.49		$1,000.00	$1,023.30	$1.56		0.31%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

Portfolio Management Commentary

Japanese stocks, representing about 16% of the Index on average during the reporting period, contributed the most to the Index’s return. Japanese stocks benefited from improving domestic growth early during the reporting period and a major trade deal with the European Union late during the reporting period.

The U.K. and France were also meaningful contributors to the Index’s return, driven in part by the energy sector, which rose with higher crude oil prices. Strong exports were also a contributing factor — many British companies generate the majority of their revenues overseas, while demand for French luxury goods, particularly from China, was robust.

China and Canada also contributed to the Index’s return. Chinese stocks benefited from strong exports despite escalating trade tensions, while Canadian stocks benefited from rising commodities prices. There were no meaningful detractors from the Index’s return on a country-level basis.

From a sector perspective, the energy sector contributed the most to the Index’s return. Prices for crude oil rose from approximately $50 per barrel at the beginning of the reporting period to approximately $70 per barrel at the end of the reporting period. The price recovery led to higher revenues for energy-related companies and oil-producing nations alike.

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Fund Summary as of July 31, 2018	iShares® MSCI ACWI ex U.S. ETF

The information technology and materials sectors were also strong contributors to the Index’s return. Investors gravitated to the information technology sector’s future growth prospects, especially those in the software and services industry. The materials sector was led by chemicals companies, which benefited from a stronger global economy and resurgent demand from the energy sector.

Other meaningful contributors to the Index’s return included industrials and healthcare stocks. The industrials sector was buoyed by the capital goods industry, which benefited from higher defense spending and commercial aircraft orders. Pharmaceutical companies and medical device makers led the advance in the healthcare sector, which benefited from an aging population in many developed nations. In contrast, the telecommunication services sector detracted from the Index’s return as intense price competition weighed on corporate profit margins.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	22.0%
Information Technology	11.7
Industrials	11.5
Consumer Discretionary	10.8
Consumer Staples	9.6
Health Care	8.4
Materials	7.9
Energy	7.5
Telecommunication Services	3.8
Real Estate	3.3
Utilities	2.9
Exchanged-Traded Funds	0.6

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
Japan	16.1%
United Kingdom	12.1
China	7.7
France	7.5
Canada	6.7
Germany	6.6
Switzerland	5.6
Australia	4.7
South Korea	3.5
Taiwan	3.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	19

Fund Summary as of July 31, 2018	iShares® MSCI EAFE ETF

Investment Objective

The iShares MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.32%	5.77%	3.36%	6.32%	32.37%	39.20%
Fund Market	6.00	5.69	3.42	6.00	31.88	39.92
Index	6.40	5.86	3.43	6.40	32.97	40.12

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$949.40	$1.50		$1,000.00	$1,023.30	$1.56		0.31%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

Portfolio Management Commentary

Strengthened by steadily rising exports amid an improving global economy, Japan was the Index’s leading contributor to return for the reporting period. Pro-growth government policies and continued low interest rates boosted Japanese equities as the Japanese economy posted its eighth consecutive quarter of growth during the reporting period. U.K. stocks were also strong contributors to the Index’s performance. Despite uncertainty over negotiations for an exit agreement with the European Union, the U.K. equity market benefited from solid growth in manufacturing output and rising energy prices.

An improving European economy supported stocks in France and Germany, both of which contributed to the Index’s return. French stocks also benefited from pro-business policies, such as reforms to modernize French labor markets and lower taxes. Despite a decline in exports to the U.S., Germany gained as exports to the rest of Europe remained strong. Australian stocks also performed well, benefiting from a global rise in commodities prices, which helped the resource-rich country. In contrast, Spain detracted from the Index’s return as heightened political instability drove a sharp decline in Spain’s equity market.

From a sector perspective, the energy and industrials sectors were leading contributors to the Index’s return. The energy sector’s advance was supported by higher oil

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Fund Summary as of July 31, 2018	iShares® MSCI EAFE ETF

prices, driven by expanding global demand and production cuts by oil-producing nations. Economic improvement similarly buoyed the industrials sector as higher global industrial production translated to strength in the sector, particularly in the capital goods industry, which benefited from higher defense spending and commercial aircraft orders.

The consumer discretionary, materials, and healthcare sectors were also meaningful contributors to the Index’s return. Rising consumer spending benefited the consumer discretionary sector, while higher metals prices and strong demand for chemical products bolstered the materials sector. Healthcare stocks, particularly pharmaceutical companies and medical device makers, benefited from increased demand due to the growing proportion of elderly among developed nations’ populations. On the downside, the financials sector detracted from the Index’s return as banks continued to be adversely affected by historically low interest rates and inconsistent economic growth.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	20.0%
Industrials	14.3
Consumer Discretionary	12.2
Consumer Staples	11.3
Health Care	11.0
Materials	8.1
Information Technology	6.7
Energy	6.0
Telecommunication Services	3.7
Real Estate	3.4
Utilities	3.3

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
Japan	23.6%
United Kingdom	17.6
France	11.0
Germany	9.8
Switzerland	8.2
Australia	6.9
Netherlands	3.8
Hong Kong	3.6
Spain	3.1
Sweden	2.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	21

Fund Summary as of July 31, 2018	iShares® MSCI EAFE Small-Cap ETF

Investment Objective

The iShares MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.01%	9.96%	7.27%	9.01%	60.75%	101.78%
Fund Market	8.76	9.88	7.20	8.76	60.16	100.37
Index	9.22	10.15	7.38	9.22	62.18	103.77

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$944.20	$1.88		$1,000.00	$1,022.90	$1.96		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

Portfolio Management Commentary

Japanese small-capitalization stocks were the largest contributors to the Index’s return for the reporting period. Pro-growth government policies and continued low interest rates boosted Japanese equities as the Japanese economy posted its eighth consecutive quarter of growth during the reporting period. Additionally, smaller, domestically geared stocks benefited from being somewhat insulated from global trade tensions. Small-capitalization stocks from the U.K. were also strong contributors to the Index’s return. Despite uncertainty over negotiations for an exit agreement with the European Union (“EU”), the U.K. equity market benefited from solid growth in manufacturing output and rising energy prices.

Small-capitalization stocks in Germany and Australia also contributed to the Index’s performance. The German equity market was supported by economic expansion at home, as well as in Europe, as evidenced by strong demand for German goods from the EU. Australian stocks also performed well, benefiting from a global rise in commodities prices. In contrast, Hong Kong detracted slightly from the Index’s return, weighed down by fears of a trade war between the U.S. and China.

From a sector perspective, small-capitalization stocks in the information technology and industrials sectors were leading contributors to the Index’s return. Led by software and services companies, the information technology sector advanced due to strong earnings and investor demand for companies with high-growth potential. Economic

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Fund Summary as of July 31, 2018	iShares® MSCI EAFE Small-Cap ETF

improvement buoyed the industrials sector as higher global industrial production translated to strength in the sector, particularly in the capital goods industry, which was supported partly by earnings growth from domestic sales.

The healthcare, materials, and real estate sectors also contributed meaningfully to the Index’s return. Healthcare stocks, particularly medical device makers, benefited from increased demand due to the growing proportion of elderly among developed nations’ populations. The materials sector was bolstered by global economic growth and strong demand for chemical products from automakers, energy producers, and construction companies. The real estate sector contributed to the Index’s return as economic expansion and continued low interest rates benefited real estate investment trusts.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Industrials	21.9%
Consumer Discretionary	14.2
Financials	11.9
Information Technology	11.3
Real Estate	10.9
Materials	9.1
Health Care	7.7
Consumer Staples	6.6
Energy	2.9
Utilities	2.0
Telecommunication Services	1.5

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
Japan	30.5%
United Kingdom	18.5
Australia	7.1
Germany	5.9
Sweden	5.2
Switzerland	4.3
Italy	3.7
France	3.5
Netherlands	3.0
Spain	2.6

F U N D S U M M A R Y	23

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments July 31, 2018	iShares® Adaptive Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI EAFE ETF(a)	41,938	$2,888,689

Total Investment Companies — 100.0% (Cost: $2,436,900)		2,888,689

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(a)(b)	1,312	1,312

Total Short-Term Investments — 0.0% (Cost: $1,312)		1,312

Total Investments in Securities — 100.0% (Cost: $2,438,212)		2,890,001

Other Assets, Less Liabilities — (0.0)%		(1,252)

Net Assets — 100.0%		$2,888,749

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,103	209	(b)	—	1,312	$1,312	$20	$—	$—
iShares MSCI EAFE ETF	41,029	4,178		(3,269)	41,938	2,888,689	87,036	10,077	73,156

						$2,890,001	$87,056	$10,077	$73,156

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of July 31, 2018 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	272,000	USD	201,213	MS	08/02/18	$869
DKK	301,000	USD	47,196	MS	08/02/18	38
EUR	789,000	USD	921,628	MS	08/02/18	989
GBP	588,000	USD	771,062	MS	08/02/18	717
ILS	21,000	USD	5,718	MS	08/02/18	—
JPY	39,574,000	USD	353,529	MS	08/02/18	395
NZD	14,000	USD	9,531	MS	08/02/18	12
SEK	195,000	USD	21,825	MS	08/02/18	351
SGD	53,000	USD	38,912	MS	08/02/18	20
USD	202,205	AUD	272,000	MS	08/02/18	123
USD	56,846	DKK	362,000	MS	08/02/18	40
USD	923,169	EUR	789,000	MS	08/02/18	552
USD	152,185	HKD	1,194,000	MS	08/02/18	64
USD	5,767	ILS	21,000	MS	08/02/18	48
USD	359,722	JPY	39,574,000	MS	08/02/18	5,798

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) July 31, 2018	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,498	NOK	167,000	MS	08/02/18	$24
USD	76,594	SEK	673,000	MS	08/02/18	56
USD	38,933	SGD	53,000	MS	08/02/18	1
CHF	110,000	USD	110,833	MS	08/03/18	261
USD	111,111	CHF	110,000	MS	08/03/18	17
GBP	94,000	USD	123,549	MS	09/05/18	1
USD	8,107	CHF	8,000	MS	09/05/18	5
USD	3,149	DKK	20,000	MS	09/05/18	3
USD	32,850	EUR	28,000	MS	09/05/18	28
USD	70,388	HKD	552,000	MS	09/05/18	7
USD	5,738	ILS	21,000	MS	09/05/18	7
USD	168,962	JPY	18,726,000	MS	09/05/18	1,120
USD	15,593	NOK	127,000	MS	09/05/18	2
USD	57,081	SEK	499,000	MS	09/05/18	188

						11,736

AUD	272,000	USD	202,205	MS	08/02/18	(123)
DKK	301,000	USD	47,273	MS	08/02/18	(39)
EUR	789,000	USD	923,169	MS	08/02/18	(552)
GBP	14,000	USD	18,485	MS	08/02/18	(109)
HKD	1,194,000	USD	152,155	MS	08/02/18	(35)
ILS	21,000	USD	5,726	MS	08/02/18	(7)
JPY	39,574,000	USD	357,060	MS	08/02/18	(3,137)
NOK	334,000	USD	40,984	MS	08/02/18	(36)
SEK	1,151,000	USD	131,142	MS	08/02/18	(242)
SGD	53,000	USD	38,933	MS	08/02/18	(1)
USD	199,941	AUD	272,000	MS	08/02/18	(2,142)
USD	37,414	DKK	240,000	MS	08/02/18	(248)
USD	917,231	EUR	789,000	MS	08/02/18	(5,386)
USD	789,399	GBP	602,000	MS	08/02/18	(756)
USD	353,529	JPY	39,574,000	MS	08/02/18	(395)
USD	20,467	NOK	167,000	MS	08/02/18	(7)
USD	9,501	NZD	14,000	MS	08/02/18	(41)
USD	75,024	SEK	673,000	MS	08/02/18	(1,514)
USD	38,809	SGD	53,000	MS	08/02/18	(123)
CHF	110,000	USD	111,111	MS	08/03/18	(17)
USD	110,556	CHF	110,000	MS	08/03/18	(538)
AUD	66,000	USD	49,080	MS	09/05/18	(36)
USD	197,543	AUD	267,000	MS	09/05/18	(859)
USD	108,096	CHF	107,000	MS	09/05/18	(263)
USD	46,375	DKK	295,000	MS	09/05/18	(38)
USD	905,167	EUR	773,000	MS	09/05/18	(959)
USD	376,736	GBP	287,000	MS	09/05/18	(484)
USD	24,863	HKD	195,000	MS	09/05/18	—
USD	273	ILS	1,000	MS	09/05/18	—
USD	173,700	JPY	19,392,000	MS	09/05/18	(111)
USD	4,765	NZD	7,000	MS	09/05/18	(6)

26	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,997	SGD	49,000	MS	09/05/18	$(17)

						(18,221)

	Net unrealized depreciation					$(6,485)

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$11,736

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$18,221

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$51,605

Net Change in Unrealized Appreciation/Depreciation on:
Forward foreign currency exchange contracts	$10,884

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,382,414
Average amounts sold — in USD	$4,939,332

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$11,736	$18,221

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$11,736	$18,221
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$11,736	$18,221

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) July 31, 2018	iShares® Adaptive Currency Hedged MSCI EAFE ETF

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an Master Netting Agreement (“MNA”) and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Assets
Morgan Stanley & Co. International PLC	$11,736	$(11,736)		$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Liabilities	(b)
Morgan Stanley & Co. International PLC	$18,221	$(11,736)		$6,485

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,888,689	$—	$—	$2,888,689
Money Market Funds	1,312	—	—	1,312

	$2,890,001	$—	$—	$2,890,001

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$11,736	$—	$11,736
Liabilities
Forward Foreign Currency Exchange Contracts	—	(18,221)	—	(18,221)

	$—	$(6,485)	$—	$(6,485)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

28	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2018	iShares® Currency Hedged MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI ACWI ETF(a)	82,353	$6,036,475

Total Investment Companies — 99.9% (Cost: $5,339,008)		6,036,475

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(a)(b)	2,526	2,526

Total Short-Term Investments — 0.1% (Cost: $2,526)		2,526

Total Investments in Securities — 100.0% (Cost: $5,341,534)		6,039,001

Other Assets, Less Liabilities — 0.0%		1,092

Net Assets — 100.0%		$6,040,093

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	—	$—	$3,775	(c)	$(319)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,078	1,448	(b)	—	2,526	2,526	31		—	—
iShares MSCI ACWI ETF	40,691	45,625		(3,963)	82,353	6,036,475	106,554		6,566	387,824

						$6,039,001	$110,360		$6,247	$387,824

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of July 31, 2018 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	180,000	USD	133,166	MS	08/02/18	$566
BRL	181,000	USD	48,091	MS	08/02/18	133
CAD	238,000	USD	182,319	MS	08/02/18	642
CLP	14,392,000	USD	22,486	MS	08/02/18	81
DKK	197,000	USD	30,889	MS	08/02/18	25
EUR	529,000	USD	617,930	MS	08/02/18	657
GBP	516,000	USD	676,646	MS	08/02/18	630
ILS	19,000	USD	5,174	MS	08/02/18	—
INR	8,170,000	USD	119,045	MS	08/02/18	75
JPY	51,510,000	USD	460,157	MS	08/02/18	514
MXN	397,000	USD	21,265	MS	08/02/18	36
NZD	12,000	USD	8,169	MS	08/02/18	10

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI ACWI ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	1,311,000	USD	20,963	MS	08/02/18	$22
SEK	17,000	USD	1,911	MS	08/02/18	23
SGD	35,000	USD	25,698	MS	08/02/18	12
USD	130,838	AUD	176,000	MS	08/02/18	79
USD	32,353	DKK	206,000	MS	08/02/18	27
USD	632,997	EUR	541,000	MS	08/02/18	379
USD	2,642	GBP	2,000	MS	08/02/18	17
USD	455,535	HKD	3,574,000	MS	08/02/18	193
USD	5,217	ILS	19,000	MS	08/02/18	43
USD	468,212	JPY	51,510,000	MS	08/02/18	7,540
USD	122,478	KRW	136,918,000	MS	08/02/18	82
USD	14,729	NOK	120,000	MS	08/02/18	17
USD	49,735	SEK	437,000	MS	08/02/18	36
USD	25,711	SGD	35,000	MS	08/02/18	1
USD	5,575	TRY	26,000	MS	08/02/18	300
USD	223,320	TWD	6,828,000	MS	08/02/18	285
USD	45,501	ZAR	596,000	MS	08/02/18	238
ZAR	596,000	USD	45,190	MS	08/02/18	73
CHF	144,000	USD	145,089	MS	08/03/18	344
USD	145,455	CHF	144,000	MS	08/03/18	22
CAD	1,000	USD	769	MS	08/17/18	—
CHF	1,000	USD	1,011	MS	08/17/18	—
DKK	1,000	USD	157	MS	08/17/18	—
EUR	2,000	USD	2,341	MS	08/17/18	1
JPY	235,000	USD	2,103	MS	08/17/18	1
USD	1,487	AUD	2,000	MS	08/17/18	1
USD	40,833	BRL	152,000	MS	08/17/18	404
USD	12,135	CHF	12,000	MS	08/17/18	1
USD	38	CLP	24,000	MS	08/17/18	—
USD	2,358	DKK	15,000	MS	08/17/18	2
USD	28,111	EUR	24,000	MS	08/17/18	16
USD	225,228	HKD	1,767,000	MS	08/17/18	23
USD	5,185	ILS	19,000	MS	08/17/18	6
USD	444,976	JPY	49,378,000	MS	08/17/18	2,945
USD	20,886	MXN	389,000	MS	08/17/18	65
USD	13,864	NOK	113,000	MS	08/17/18	2
USD	464	RUB	29,000	MS	08/17/18	1
USD	50,375	SEK	441,000	MS	08/17/18	166
USD	4,856	TRY	24,000	MS	08/17/18	16
USD	1,905	ZAR	25,000	MS	08/17/18	10

						16,762

AUD	176,000	USD	130,838	MS	08/02/18	(79)
BRL	151,000	USD	40,655	MS	08/02/18	(423)
DKK	219,000	USD	34,395	MS	08/02/18	(28)
EUR	553,000	USD	647,038	MS	08/02/18	(388)
GBP	10,000	USD	13,212	MS	08/02/18	(87)
HKD	3,574,000	USD	455,440	MS	08/02/18	(98)
ILS	19,000	USD	5,180	MS	08/02/18	(6)
JPY	51,510,000	USD	463,843	MS	08/02/18	(3,172)

30	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI ACWI ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	273,836,000	USD	245,123	MS	08/02/18	$(331)
MXN	389,000	USD	20,941	MS	08/02/18	(69)
NOK	228,000	USD	27,971	MS	08/02/18	(19)
SEK	857,000	USD	97,664	MS	08/02/18	(200)
SGD	35,000	USD	25,711	MS	08/02/18	(1)
TRY	26,000	USD	5,319	MS	08/02/18	(42)
TWD	6,828,000	USD	223,290	MS	08/02/18	(255)
USD	130,846	AUD	178,000	MS	08/02/18	(1,399)
USD	87,020	BRL	332,000	MS	08/02/18	(1,435)
USD	179,284	CAD	238,000	MS	08/02/18	(3,677)
USD	22,379	CLP	14,392,000	MS	08/02/18	(188)
USD	32,425	DKK	208,000	MS	08/02/18	(215)
USD	627,901	EUR	541,000	MS	08/02/18	(4,717)
USD	687,119	GBP	524,000	MS	08/02/18	(658)
USD	118,609	INR	8,170,000	MS	08/02/18	(512)
USD	460,157	JPY	51,510,000	MS	08/02/18	(514)
USD	122,099	KRW	136,918,000	MS	08/02/18	(297)
USD	40,568	MXN	786,000	MS	08/02/18	(1,606)
USD	13,236	NOK	108,000	MS	08/02/18	(4)
USD	8,144	NZD	12,000	MS	08/02/18	(35)
USD	20,687	RUB	1,311,000	MS	08/02/18	(298)
USD	48,716	SEK	437,000	MS	08/02/18	(983)
USD	25,630	SGD	35,000	MS	08/02/18	(80)
USD	42,954	ZAR	596,000	MS	08/02/18	(2,309)
ZAR	596,000	USD	45,500	MS	08/02/18	(238)
CHF	144,000	USD	145,455	MS	08/03/18	(22)
USD	144,728	CHF	144,000	MS	08/03/18	(705)
AUD	1,000	USD	743	MS	08/17/18	—
HKD	8,000	USD	1,020	MS	08/17/18	—
KRW	187,000	USD	168	MS	08/17/18	(1)
NOK	1,000	USD	123	MS	08/17/18	—
TRY	1,000	USD	202	MS	08/17/18	(1)
TWD	1,000	USD	33	MS	08/17/18	—
USD	130,207	AUD	176,000	MS	08/17/18	(564)
USD	4,517	BRL	17,000	MS	08/17/18	(5)
USD	183,924	CAD	240,000	MS	08/17/18	(620)
USD	142,222	CHF	141,000	MS	08/17/18	(345)
USD	11,011	CLP	7,051,000	MS	08/17/18	(48)
USD	30,610	DKK	195,000	MS	08/17/18	(25)
USD	608,069	EUR	520,000	MS	08/17/18	(650)
USD	334,476	GBP	255,000	MS	08/17/18	(426)
USD	62,434	INR	4,287,000	MS	08/17/18	(46)
USD	12,000	JPY	1,342,000	MS	08/17/18	(14)
USD	117,823	KRW	131,604,000	MS	08/17/18	(98)
USD	855	MXN	16,000	MS	08/17/18	(1)
USD	4,084	NZD	6,000	MS	08/17/18	(5)
USD	20,276	RUB	1,270,000	MS	08/17/18	(20)
USD	24,235	SGD	33,000	MS	08/17/18	(11)
USD	114,119	TWD	3,489,000	MS	08/17/18	(127)

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI ACWI ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	44,587	ZAR	589,000	MS	08/17/18	$(58)

						(28,155)

	Net unrealized depreciation					$(11,393)

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$16,762

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$28,155

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$79,932

Net Change in Unrealized Appreciation/Depreciation on:
Forward foreign currency exchange contracts	$17,833

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,140,739
Average amounts sold — in USD	$5,293,544

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$16,762	$28,155

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$16,762	$28,155
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$16,762	$28,155

32	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI ACWI ETF

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an Master Netting Agreement (“MNA”) and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Assets
Morgan Stanley & Co. International PLC	$16,762	$(16,762)		$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Liabilities	(b)
Morgan Stanley & Co. International PLC	$28,155	$(16,762)		$11,393

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$6,036,475	$—	$—	$6,036,475
Money Market Funds	2,526	—	—	2,526

	$6,039,001	$—	$—	$6,039,001

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$16,762	$—	$16,762
Liabilities
Forward Foreign Currency Exchange Contracts	—	(28,155)	—	(28,155)

	$—	$(11,393)	$—	$(11,393)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments July 31, 2018	iShares® Currency Hedged MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI ACWI ex U.S. ETF(a)	884,435	$42,983,541

Total Investment Companies — 99.9% (Cost: $42,949,936)		42,983,541

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(a)(b)	23,242	23,242

Total Short-Term Investments — 0.1% (Cost: $23,242)		23,242

Total Investments in Securities — 100.0% (Cost: $42,973,178)		43,006,783

Other Assets, Less Liabilities — 0.0%		1,247

Net Assets — 100.0%		$43,008,030

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	969,709	—		(969,709	)(b)	—	$—	$18,131	(c)	$3,177	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	23,242	(b)	—		23,242	23,242	899		—	—
iShares MSCI ACWI ex U.S. ETF	1,832,783	980,782		(1,929,130)		884,435	42,983,541	1,402,403		12,517,021	(9,583,490)

							$43,006,783	$1,421,433		$12,520,198	$(9,583,490)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of July 31, 2018 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,834,000	USD	2,096,243	MS	08/02/18	$9,277
BRL	2,883,000	USD	765,842	MS	08/02/18	2,282
CAD	3,851,000	USD	2,948,983	MS	08/02/18	11,438
CLP	230,860,000	USD	360,595	MS	08/02/18	1,399
DKK	3,192,000	USD	500,499	MS	08/02/18	400
EUR	8,462,000	USD	9,884,647	MS	08/02/18	10,393
GBP	8,072,000	USD	10,585,091	MS	08/02/18	9,809
ILS	302,000	USD	82,233	MS	08/02/18	7
INR	130,628,000	USD	1,903,244	MS	08/02/18	1,336
JPY	845,271,000	USD	7,551,164	MS	08/02/18	8,386
KRW	63,541,000	USD	56,311	MS	08/02/18	490
MXN	6,568,000	USD	351,584	MS	08/02/18	816

34	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	190,000	USD	129,323	MS	08/02/18	$180
RUB	21,196,000	USD	338,937	MS	08/02/18	342
SEK	450,000	USD	50,784	MS	08/02/18	394
SGD	539,000	USD	395,730	MS	08/02/18	200
USD	2,106,796	AUD	2,834,000	MS	08/02/18	1,276
USD	521,732	DKK	3,322,000	MS	08/02/18	434
USD	10,127,953	EUR	8,656,000	MS	08/02/18	6,060
USD	39,637	GBP	30,000	MS	08/02/18	260
USD	7,245,395	HKD	56,850,000	MS	08/02/18	2,480
USD	83,043	ILS	302,000	MS	08/02/18	803
USD	349,250	INR	23,910,000	MS	08/02/18	638
USD	4,843,983	JPY	532,928,000	MS	08/02/18	77,825
USD	1,936,172	KRW	2,164,447,000	MS	08/02/18	1,298
USD	304,808	NOK	2,483,000	MS	08/02/18	393
USD	795,648	SEK	6,991,000	MS	08/02/18	579
USD	395,945	SGD	539,000	MS	08/02/18	15
USD	85,005	TRY	401,000	MS	08/02/18	3,627
USD	3,578,958	TWD	109,414,000	MS	08/02/18	4,973
USD	727,016	ZAR	9,523,000	MS	08/02/18	3,796
ZAR	9,523,000	USD	721,418	MS	08/02/18	1,802
CHF	2,337,000	USD	2,354,514	MS	08/03/18	5,734
USD	2,360,606	CHF	2,337,000	MS	08/03/18	358
CAD	8,000	USD	6,152	MS	09/05/18	1
CHF	3,000	USD	3,037	MS	09/05/18	1
DKK	16,000	USD	2,517	MS	09/05/18	—
EUR	27,000	USD	31,642	MS	09/05/18	8
JPY	3,654,000	USD	32,735	MS	09/05/18	16
KRW	5,343,000	USD	4,796	MS	09/05/18	5
NZD	2,000	USD	1,362	MS	09/05/18	1
SEK	2,000	USD	228	MS	09/05/18	—
USD	11,896	AUD	16,000	MS	09/05/18	7
USD	646,241	BRL	2,410,000	MS	09/05/18	6,637
USD	125,591	CHF	124,000	MS	09/05/18	15
USD	564	CLP	359,000	MS	09/05/18	—
USD	25,981	DKK	165,000	MS	09/05/18	21
USD	282,668	EUR	241,000	MS	09/05/18	163
USD	3,470,461	HKD	27,216,000	MS	09/05/18	330
USD	78,421	ILS	287,000	MS	09/05/18	97
USD	6,913,172	JPY	766,186,000	MS	09/05/18	45,831
USD	324,435	MXN	6,062,000	MS	09/05/18	987
USD	212,785	NOK	1,733,000	MS	09/05/18	29
USD	2,189	RUB	137,000	MS	09/05/18	5
USD	776,514	SEK	6,788,000	MS	09/05/18	2,588
USD	6,615	SGD	9,000	MS	09/05/18	—
USD	73,248	TRY	365,000	MS	09/05/18	242
USD	98	TWD	3,000	MS	09/05/18	—
USD	26,904	ZAR	354,000	MS	09/05/18	137

						226,621

AUD	2,834,000	USD	2,106,796	MS	08/02/18	(1,276)

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,395,000	USD	644,823	MS	08/02/18	$(6,718)
DKK	3,452,000	USD	542,152	MS	08/02/18	(453)
EUR	8,850,000	USD	10,354,953	MS	08/02/18	(6,207)
GBP	262,000	USD	346,169	MS	08/02/18	(2,281)
HKD	56,850,000	USD	7,244,470	MS	08/02/18	(1,555)
ILS	302,000	USD	82,365	MS	08/02/18	(126)
JPY	797,527,000	USD	7,181,581	MS	08/02/18	(49,023)
KRW	4,265,353,000	USD	3,817,991	MS	08/02/18	(5,044)
MXN	6,062,000	USD	326,332	MS	08/02/18	(1,078)
NOK	3,588,000	USD	440,225	MS	08/02/18	(338)
SEK	13,532,000	USD	1,542,087	MS	08/02/18	(3,127)
SGD	539,000	USD	395,945	MS	08/02/18	(15)
TRY	401,000	USD	82,028	MS	08/02/18	(650)
TWD	109,414,000	USD	3,577,958	MS	08/02/18	(3,972)
USD	2,087,021	AUD	2,834,000	MS	08/02/18	(18,499)
USD	1,384,929	BRL	5,278,000	MS	08/02/18	(21,300)
USD	2,908,069	CAD	3,851,000	MS	08/02/18	(52,352)
USD	358,368	CLP	230,860,000	MS	08/02/18	(3,626)
USD	518,742	DKK	3,322,000	MS	08/02/18	(2,556)
USD	10,067,950	EUR	8,656,000	MS	08/02/18	(53,943)
USD	10,890,697	GBP	8,304,000	MS	08/02/18	(8,714)
USD	81,416	ILS	299,000	MS	08/02/18	(7)
USD	1,550,654	INR	106,718,000	MS	08/02/18	(5,314)
USD	9,896,131	JPY	1,109,870,000	MS	08/02/18	(29,818)
USD	1,926,846	KRW	2,164,447,000	MS	08/02/18	(8,028)
USD	656,062	MXN	12,572,000	MS	08/02/18	(18,483)
USD	135,426	NOK	1,105,000	MS	08/02/18	(46)
USD	128,322	NZD	189,000	MS	08/02/18	(501)
USD	335,813	RUB	21,196,000	MS	08/02/18	(3,465)
USD	783,782	SEK	6,991,000	MS	08/02/18	(11,287)
USD	394,816	SGD	539,000	MS	08/02/18	(1,114)
USD	697,210	ZAR	9,523,000	MS	08/02/18	(26,010)
ZAR	9,523,000	USD	727,016	MS	08/02/18	(3,796)
CHF	2,337,000	USD	2,360,606	MS	08/03/18	(358)
USD	2,346,013	CHF	2,337,000	MS	08/03/18	(14,235)
AUD	8,000	USD	5,946	MS	09/05/18	(2)
HKD	129,000	USD	16,449	MS	09/05/18	(1)
KRW	3,551,000	USD	3,197	MS	09/05/18	(6)
NOK	4,000	USD	491	MS	09/05/18	—
SGD	4,000	USD	2,940	MS	09/05/18	—
USD	2,013,908	AUD	2,722,000	MS	09/05/18	(8,758)
USD	51,955	BRL	196,000	MS	09/05/18	(63)
USD	2,830,089	CAD	3,692,000	MS	09/05/18	(9,718)
USD	2,245,780	CHF	2,223,000	MS	09/05/18	(5,464)
USD	169,693	CLP	108,607,000	MS	09/05/18	(713)
USD	481,830	DKK	3,065,000	MS	09/05/18	(390)
USD	9,514,207	EUR	8,125,000	MS	09/05/18	(10,076)
USD	5,154,875	GBP	3,927,000	MS	09/05/18	(6,605)
USD	2,999	ILS	11,000	MS	09/05/18	(3)

36	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	960,558	INR	66,202,000	MS	09/05/18	$(2,190)
USD	128,704	JPY	14,376,000	MS	09/05/18	(148)
USD	1,819,894	KRW	2,032,652,000	MS	09/05/18	(6,833)
USD	10,711	MXN	201,000	MS	09/05/18	(14)
USD	61,943	NZD	91,000	MS	09/05/18	(79)
USD	317,444	RUB	19,924,000	MS	09/05/18	(314)
USD	364,379	SGD	496,000	MS	09/05/18	(166)
USD	1,757,412	TWD	53,679,000	MS	09/05/18	(2,097)
USD	689,428	ZAR	9,131,000	MS	09/05/18	(1,006)

						(419,961)

	Net unrealized depreciation					$(193,340)

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$226,621

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$419,961

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$506,026

Net Change in Unrealized Appreciation/Depreciation on:
Forward foreign currency exchange contracts	$1,775,024

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$115,507,706
Average amounts sold — in USD	$197,055,467

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$226,621	$419,961

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$226,621	$419,961
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$226,621	$419,961

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an Master Netting Agreement (“MNA”) and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Assets
Morgan Stanley & Co. International PLC	$226,621	$(226,621)		$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Liabilities	(b)
Morgan Stanley & Co. International PLC	$419,961	$(226,621)		$193,340

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$42,983,541	$—	$—	$42,983,541
Money Market Funds	23,242	—	—	23,242

	$43,006,783	$—	$—	$43,006,783

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$226,621	$—	$226,621
Liabilities
Forward Foreign Currency Exchange Contracts	—	(419,961)	—	(419,961)

	$—	$(193,340)	$—	$(193,340)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

38	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2018	iShares® Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI EAFE ETF(a)	50,168,476	$3,455,604,627

Total Investment Companies — 99.9% (Cost: $3,267,835,509)		3,455,604,627

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(a)(b)	215,792	215,792

Total Short-Term Investments — 0.0% (Cost: $215,792)		215,792

Total Investments in Securities — 99.9% (Cost: $3,268,051,301)		3,455,820,419

Other Assets, Less Liabilities — 0.1%		3,162,799

Net Assets — 100.0%		$3,458,983,218

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased	Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,637,630	—	(4,421,838	)(b)	215,792	$215,792	$41,405	$—	$—
iShares MSCI EAFE ETF	64,434,454	17,557,994	(31,823,972)		50,168,476	3,455,604,627	116,498,195	234,173,152	(82,870,943)

						$3,455,820,419	$116,539,600	$234,173,152	$(82,870,943)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of July 31, 2018 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,429,000	USD	4,742,731	JPM	08/02/18	$33,693
AUD	699,000	USD	515,638	MS	08/02/18	3,684
AUD	4,034,000	USD	2,994,553	NSI	08/02/18	2,507
AUD	319,202,000	USD	236,185,792	SSB	08/02/18	965,263
AUD	1,011,000	USD	748,095	TDB	08/02/18	3,027
CHF	269,084,000	USD	269,939,715	CITI	08/02/18	1,821,130
DKK	825,000	USD	128,985	CITI	08/02/18	477
DKK	355,502,000	USD	55,741,113	HSBC	08/02/18	45,347
DKK	7,219,000	USD	1,131,012	JPM	08/02/18	1,815
DKK	49,000	USD	7,663	MS	08/02/18	26
DKK	1,139,000	USD	178,144	TDB	08/02/18	591
EUR	942,447,000	USD	1,101,088,231	JPM	08/02/18	962,107
EUR	2,905,000	USD	3,386,088	NSI	08/02/18	10,873
EUR	2,083,000	USD	2,426,258	RBS	08/02/18	9,498

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,707,000	USD	7,840,943	UBS	08/02/18	$1,887
GBP	1,006,000	USD	1,319,057	BNP	08/02/18	1,368
GBP	458,189,000	USD	601,212,330	CITI	08/02/18	183,435
GBP	1,398,000	USD	1,828,543	NSI	08/02/18	6,401
GBP	60,000	USD	78,368	RBS	08/02/18	385
JPY	288,923,000	USD	2,561,907	TDB	08/02/18	22,031
NOK	609,000	USD	74,590	BNP	08/02/18	73
NOK	1,398,000	USD	171,004	CSI	08/02/18	390
NOK	444,000	USD	54,215	NAB	08/02/18	219
NOK	1,139,000	USD	139,397	SSB	08/02/18	243
NOK	26,000	USD	3,181	UBS	08/02/18	6
NZD	10,698,000	USD	7,285,258	HSBC	08/02/18	6,500
NZD	215,000	USD	144,961	JPM	08/02/18	1,583
NZD	23,000	USD	15,605	MS	08/02/18	71
NZD	72,000	USD	48,972	NSI	08/02/18	103
NZD	19,000	USD	12,874	SSB	08/02/18	76
NZD	33,000	USD	22,429	TDB	08/02/18	64
SEK	2,357,000	USD	266,119	CITI	08/02/18	1,937
SEK	43,950,000	USD	4,944,164	JPM	08/02/18	54,159
SEK	4,470,000	USD	505,758	MS	08/02/18	2,603
SEK	5,464,000	USD	619,465	NAB	08/02/18	1,942
SEK	1,834,000	USD	208,052	SSB	08/02/18	524
SEK	1,350,000	USD	151,143	UBS	08/02/18	2,389
SGD	511,000	USD	374,890	HSBC	08/02/18	473
SGD	5,300,000	USD	3,887,754	JPM	08/02/18	5,440
SGD	177,000	USD	129,692	MS	08/02/18	325
SGD	340,000	USD	249,598	RBS	08/02/18	155
SGD	58,529,000	USD	42,968,272	SSB	08/02/18	25,081
USD	272,591,019	CHF	269,538,000	CITI	08/02/18	371,659
USD	73,859	DKK	470,000	SSB	08/02/18	105
USD	1,425,241	EUR	1,217,000	NAB	08/02/18	2,142
USD	260,415	GBP	197,000	MS	08/02/18	1,843
USD	788,777	GBP	596,000	NSI	08/02/18	6,497
USD	268,151	GBP	204,000	SSB	08/02/18	391
USD	5,810,514	GBP	4,396,000	TDB	08/02/18	40,546
USD	138,459,700	HKD	1,086,187,000	CITI	08/02/18	75,182
USD	112,067,056	HKD	879,407,000	MS	08/02/18	27,128
USD	4,124	ILS	15,000	CITI	08/02/18	39
USD	28,510	ILS	104,000	HSBC	08/02/18	189
USD	12,108	ILS	44,000	SSB	08/02/18	126
USD	9,648,001	ILS	35,053,000	TNTC	08/02/18	102,497
USD	869,660,105	JPY	95,786,973,000	HSBC	08/02/18	13,004,263
USD	6,371,346	JPY	704,391,000	NAB	08/02/18	71,735
USD	2,140,663	JPY	236,201,000	NSI	08/02/18	28,237
USD	1,039,568	JPY	114,842,000	TDB	08/02/18	12,496
USD	10,562	NOK	86,000	CITI	08/02/18	18
USD	75,804	NOK	617,000	CSI	08/02/18	160
USD	976,810	NOK	7,952,000	JPM	08/02/18	1,900
USD	44,269	NOK	357,000	SSB	08/02/18	501

40	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,813,013	NOK	202,200,000	TDB	08/02/18	$23,424
USD	113,846	SEK	997,000	SSB	08/02/18	460
JPY	451,049,000	USD	4,041,879	NSI	09/05/18	883
NZD	150,000	USD	102,116	JPM	09/05/18	117
NZD	71,000	USD	48,388	NAB	09/05/18	3
USD	2,069,163	AUD	2,783,000	JPM	09/05/18	1,169
USD	19,721,990	CHF	19,473,000	CITI	09/05/18	1,581
USD	4,142,259	DKK	26,307,000	JPM	09/05/18	3,356
USD	44,434,748	EUR	37,885,000	CITI	09/05/18	25,217
USD	139,350	GBP	106,000	NSI	09/05/18	28
USD	113,890,420	HKD	893,141,000	MS	09/05/18	11,939
USD	9,131,969	ILS	33,403,000	RBS	09/05/18	16,025
USD	807,623,197	JPY	89,512,917,000	MS	09/05/18	5,317,038
USD	25,004,009	NOK	203,646,000	TDB	09/05/18	2,804
USD	87,264,978	SEK	762,387,000	HSBC	09/05/18	342,252
USD	3,952,345	SEK	34,641,000	JPM	09/05/18	2,789
USD	625,475	SGD	851,000	JPM	09/05/18	15

						23,676,655

CHF	269,992,000	USD	273,050,527	CITI	08/02/18	(372,650)
DKK	917,000	USD	143,945	CITI	08/02/18	(47)
DKK	2,738,000	USD	431,031	HSBC	08/02/18	(1,375)
DKK	21,309,000	USD	3,346,910	JPM	08/02/18	(3,036)
EUR	7,052,000	USD	8,271,408	BNP	08/02/18	(25,152)
EUR	29,949,000	USD	35,043,415	CITI	08/02/18	(22,554)
EUR	106,000	USD	123,966	SSB	08/02/18	(14)
GBP	3,193,000	USD	4,198,818	CITI	08/02/18	(7,847)
GBP	27,685,000	USD	36,553,873	JPM	08/02/18	(215,939)
GBP	811,000	USD	1,072,299	RBS	08/02/18	(7,821)
HKD	1,086,187,000	USD	138,424,734	CITI	08/02/18	(40,216)
HKD	879,407,000	USD	112,056,275	MS	08/02/18	(16,346)
ILS	465,000	USD	127,301	CITI	08/02/18	(674)
ILS	4,000	USD	1,100	CSI	08/02/18	(11)
ILS	676,000	USD	185,549	JPM	08/02/18	(1,463)
ILS	252,000	USD	69,423	MS	08/02/18	(800)
ILS	33,403,000	USD	9,111,476	RBS	08/02/18	(15,294)
ILS	180,000	USD	49,440	SSB	08/02/18	(423)
ILS	236,000	USD	64,706	TNTC	08/02/18	(440)
JPY	3,798,758,000	USD	34,365,183	CITI	08/02/18	(391,584)
JPY	1,975,305,000	USD	17,887,655	JPM	08/02/18	(221,823)
JPY	89,512,917,000	USD	805,841,889	MS	08/02/18	(5,297,087)
JPY	716,000,000	USD	6,428,425	NSI	08/02/18	(24,991)
JPY	627,803,000	USD	5,648,966	SSB	08/02/18	(34,308)
NOK	360,000	USD	44,247	BNP	08/02/18	(112)
NOK	4,130,000	USD	507,973	JPM	08/02/18	(1,638)
NOK	203,646,000	USD	24,970,143	TDB	08/02/18	(3,276)
NZD	59,000	USD	40,217	BNP	08/02/18	(2)
SEK	762,387,000	USD	87,043,645	HSBC	08/02/18	(339,297)
USD	235,710,187	AUD	320,634,000	HSBC	08/02/18	(2,504,772)
USD	3,729,279	AUD	5,047,000	JPM	08/02/18	(20,389)

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,492,620	AUD	4,724,000	MS	08/02/18	$(17,074)
USD	101,446	AUD	137,000	NSI	08/02/18	(338)
USD	612,855	AUD	833,000	SSB	08/02/18	(6,022)
USD	270,986,994	CHF	269,538,000	CITI	08/02/18	(1,232,367)
USD	60,677,471	DKK	388,912,000	HSBC	08/02/18	(351,787)
USD	49,452	DKK	316,000	SSB	08/02/18	(136)
USD	479,904	EUR	411,000	MS	08/02/18	(699)
USD	481,943	EUR	414,000	NSI	08/02/18	(2,168)
USD	1,146,197,195	EUR	987,164,000	SSB	08/02/18	(8,142,964)
USD	2,368,176	EUR	2,043,000	UBS	08/02/18	(20,806)
USD	637,216,254	GBP	485,946,000	HSBC	08/02/18	(611,948)
USD	1,313,011	GBP	1,003,000	RBS	08/02/18	(3,476)
USD	346,643	JPY	39,079,000	CITI	08/02/18	(2,854)
USD	340,082	JPY	38,220,000	MS	08/02/18	(1,732)
USD	66,017	NOK	540,000	BNP	08/02/18	(187)
USD	33,175	NZD	49,000	CITI	08/02/18	(223)
USD	1,266,757	NZD	1,871,000	JPM	08/02/18	(8,517)
USD	29,102	NZD	43,000	NAB	08/02/18	(207)
USD	3,391	NZD	5,000	NSI	08/02/18	(17)
USD	6,197,866	NZD	9,146,000	SSB	08/02/18	(36,049)
USD	3,353	NZD	5,000	TNTC	08/02/18	(54)
USD	90,906,217	SEK	814,391,000	JPM	08/02/18	(1,712,415)
USD	37,173	SEK	329,000	NAB	08/02/18	(243)
USD	186,351	SEK	1,678,000	NSI	08/02/18	(4,484)
USD	37,957	SEK	335,000	SSB	08/02/18	(142)
USD	38,491	SEK	345,000	TNTC	08/02/18	(745)
USD	418,329	SEK	3,737,000	UBS	08/02/18	(6,671)
USD	111,360	SGD	152,000	HSBC	08/02/18	(294)
USD	46,843,859	SGD	63,954,000	RBS	08/02/18	(134,508)
USD	550,839	SGD	751,000	SSB	08/02/18	(819)
AUD	1,010,000	USD	751,393	CITI	09/05/18	(881)
CHF	390,000	USD	395,346	CITI	09/05/18	(391)
DKK	1,983,000	USD	312,317	SSB	09/05/18	(330)
EUR	3,644,000	USD	4,276,015	TDB	09/05/18	(4,448)
ILS	23,000	USD	6,279	TNTC	09/05/18	(2)
NOK	133,000	USD	16,347	JPM	09/05/18	(19)
NOK	577,000	USD	70,910	NAB	09/05/18	(73)
SEK	437,000	USD	49,849	NSI	09/05/18	(25)
SGD	403,000	USD	296,426	HSBC	09/05/18	(233)
USD	235,794,096	AUD	318,638,000	SSB	09/05/18	(979,700)
USD	257,526,311	CHF	256,070,000	CITI	09/05/18	(1,797,125)
USD	55,476,316	DKK	352,898,000	HSBC	09/05/18	(45,420)
USD	1,081,709,511	EUR	923,575,000	JPM	09/05/18	(923,014)
USD	602,037,437	GBP	458,189,000	CITI	09/05/18	(186,475)
USD	3,465,121	GBP	2,638,000	JPM	09/05/18	(2,153)
USD	430,025	ILS	1,576,000	JPM	09/05/18	(78)
USD	19,116,280	JPY	2,135,300,000	BOA	09/05/18	(22,458)
USD	7,285,135	NZD	10,698,000	HSBC	09/05/18	(6,195)

42	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	42,897,307	SGD	58,399,000	SSB	09/05/18	$(24,198)

						(25,864,545)

	Net unrealized depreciation					$(2,187,890)

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$23,676,655

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$25,864,545

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(7,691,939)

Net Change in Unrealized Appreciation/Depreciation on:
Forward foreign currency exchange contracts	$101,203,439

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$4,726,031,786
Average amounts sold — in USD	$8,707,926,151

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$23,676,655	$25,864,545

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$23,676,655	$25,864,545
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$23,676,655	$25,864,545

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI EAFE ETF

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an Master Netting Agreement (“MNA”) and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Net Amount of Derivative Assets	(b)(c)
BNP Paribas SA	$1,441	$(1,441)	$—
Citibank N.A.	2,480,675	(2,480,675)	—
Credit Suisse International	550	(11)	539
HSBC Bank PLC	13,399,024	(3,861,321)	9,537,703
JPMorgan Chase Bank N.A.	1,068,143	(1,068,143)	—
Morgan Stanley & Co. International PLC	5,364,657	(5,333,738)	30,919
National Australia Bank Limited	76,041	(523)	75,518
Nomura Securities International Inc.	55,529	(32,023)	23,506
Royal Bank of Scotland PLC	26,063	(26,063)	—
State Street Bank and Trust Co.	992,770	(992,770)	—
The Northern Trust Company	102,497	(1,241)	101,256
Toronto Dominion Bank	104,983	(7,724)	97,259
UBS AG	4,282	(4,282)	—

	$23,676,655	$(13,809,955)	$9,866,700

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(d)
Bank of America N.A.	$22,458	$—	$—	$22,458
BNP Paribas SA	25,453	(1,441)	—	24,012
Citibank N.A.	4,055,888	(2,480,675)	(1,540,000)	35,213
Credit Suisse International	11	(11)	—	—
HSBC Bank PLC	3,861,321	(3,861,321)	—	—
JPMorgan Chase Bank N.A.	3,110,484	(1,068,143)	—	2,042,341
Morgan Stanley & Co. International PLC	5,333,738	(5,333,738)	—	—
National Australia Bank Limited	523	(523)	—	—
Nomura Securities International Inc.	32,023	(32,023)	—	—
Royal Bank of Scotland PLC	161,099	(26,063)	—	135,036
State Street Bank and Trust Co.	9,225,105	(992,770)	—	8,232,335
The Northern Trust Company	1,241	(1,241)	—	—
Toronto Dominion Bank	7,724	(7,724)	—	—
UBS AG	27,477	(4,282)	—	23,195

	$25,864,545	$(13,809,955)	$(1,540,000)	$10,514,590

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	As of July 31, 2018, the Fund did not have any collateral posted by counterparties.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

44	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI EAFE ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$3,455,604,627	$—	$—	$3,455,604,627
Money Market Funds	215,792	—	—	215,792

	$3,455,820,419	$—	$—	$3,455,820,419

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$23,676,655	$—	$23,676,655
Liabilities
Forward Foreign Currency Exchange Contracts	—	(25,864,545)	—	(25,864,545)

	$—	$(2,187,890)	$—	$(2,187,890)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments July 31, 2018	iShares® Currency Hedged MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI EAFE Small-Cap ETF(a)	345,333	$21,921,739

Total Investment Companies — 99.8% (Cost: $21,138,286)		21,921,739

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(a)(b)	4,104	4,104

Total Short-Term Investments — 0.0% (Cost: $4,104)		4,104

Total Investments in Securities — 99.8% (Cost: $21,142,390)		21,925,843

Other Assets, Less Liabilities — 0.2%		35,326

Net Assets — 100.0%		$21,961,169

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—		—	$—	$788	(c)	$1	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,575	—		(1,471	)(b)	4,104	4,104	65		—	—
iShares MSCI EAFE Small-Cap ETF	168,120	241,324		(64,111)		345,333	21,921,739	239,667		537,504	16,078

							$21,925,843	$240,520		$537,505	$16,078

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of July 31, 2018 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,077,000	USD	1,536,527	MS	08/02/18	$6,580
DKK	2,597,000	USD	407,205	MS	08/02/18	324
EUR	4,464,000	USD	5,214,438	MS	08/02/18	5,540
GBP	6,235,000	USD	8,176,098	MS	08/02/18	7,649
ILS	930,000	USD	253,233	MS	08/02/18	21
JPY	763,113,000	USD	6,817,161	MS	08/02/18	7,621
NOK	1,000	USD	122	MS	08/02/18	—
NZD	602,000	USD	409,771	MS	08/02/18	552
SEK	107,000	USD	12,059	MS	08/02/18	110
SGD	462,000	USD	339,211	MS	08/02/18	158
USD	1,544,042	AUD	2,077,000	MS	08/02/18	935
USD	626,129	DKK	3,983,000	MS	08/02/18	1,105

46	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,981,560	EUR	6,815,000	MS	08/02/18	$12,440
USD	2,059,062	GBP	1,567,000	MS	08/02/18	2,297
USD	900,788	HKD	7,068,000	MS	08/02/18	297
USD	255,914	ILS	930,000	MS	08/02/18	2,660
USD	6,892,107	JPY	763,113,000	MS	08/02/18	67,325
USD	426,767	NOK	3,477,000	MS	08/02/18	489
USD	1,147,777	SEK	10,085,000	MS	08/02/18	835
USD	339,381	SGD	462,000	MS	08/02/18	13
CHF	994,000	USD	1,001,599	MS	08/03/18	2,289
USD	1,004,040	CHF	994,000	MS	08/03/18	152
CHF	1,000	USD	1,012	MS	09/05/18	—
DKK	12,000	USD	1,888	MS	09/05/18	—
EUR	15,000	USD	17,579	MS	09/05/18	4
GBP	13,000	USD	17,076	MS	09/05/18	11
JPY	3,392,000	USD	30,388	MS	09/05/18	15
NZD	3,000	USD	2,043	MS	09/05/18	2
SEK	37,000	USD	4,217	MS	09/05/18	1
USD	6,077	CHF	6,000	MS	09/05/18	1
USD	21,257	DKK	135,000	MS	09/05/18	17
USD	28,149	EUR	24,000	MS	09/05/18	16
USD	441,331	HKD	3,461,000	MS	09/05/18	42
USD	252,751	ILS	925,000	MS	09/05/18	312
USD	6,743,227	JPY	747,351,000	MS	09/05/18	44,705
USD	420,913	NOK	3,428,000	MS	09/05/18	65
USD	1,170,186	SEK	10,229,000	MS	09/05/18	3,937
USD	1,470	SGD	2,000	MS	09/05/18	—

						168,520

AUD	2,077,000	USD	1,544,042	MS	08/02/18	(935)
DKK	2,603,000	USD	408,811	MS	08/02/18	(340)
EUR	4,650,000	USD	5,440,738	MS	08/02/18	(3,261)
GBP	35,000	USD	46,221	MS	08/02/18	(282)
HKD	7,068,000	USD	900,687	MS	08/02/18	(196)
ILS	930,000	USD	253,573	MS	08/02/18	(318)
JPY	763,113,000	USD	6,871,028	MS	08/02/18	(46,246)
NOK	6,953,000	USD	853,024	MS	08/02/18	(591)
SEK	20,063,000	USD	2,286,437	MS	08/02/18	(4,722)
SGD	462,000	USD	339,381	MS	08/02/18	(12)
USD	1,534,731	AUD	2,077,000	MS	08/02/18	(8,376)
USD	189,719	DKK	1,217,000	MS	08/02/18	(1,257)
USD	2,668,288	EUR	2,299,000	MS	08/02/18	(20,047)
USD	6,167,732	GBP	4,703,000	MS	08/02/18	(5,189)
USD	253,234	ILS	930,000	MS	08/02/18	(21)
USD	6,817,161	JPY	763,113,000	MS	08/02/18	(7,621)
USD	425,788	NOK	3,477,000	MS	08/02/18	(490)
USD	407,905	NZD	600,000	MS	08/02/18	(1,055)
USD	1,132,559	SEK	10,085,000	MS	08/02/18	(14,383)
USD	338,699	SGD	462,000	MS	08/02/18	(670)
CHF	994,000	USD	1,004,040	MS	08/03/18	(152)
USD	1,000,827	CHF	994,000	MS	08/03/18	(3,062)

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	17,000	USD	12,636	MS	09/05/18	$(4)
HKD	24,000	USD	3,060	MS	09/05/18	—
SGD	1,000	USD	735	MS	09/05/18	—
USD	1,527,818	AUD	2,065,000	MS	09/05/18	(6,645)
USD	946,602	CHF	937,000	MS	09/05/18	(2,303)
USD	406,057	DKK	2,583,000	MS	09/05/18	(328)
USD	5,195,635	EUR	4,437,000	MS	09/05/18	(5,502)
USD	4,067,965	GBP	3,099,000	MS	09/05/18	(5,227)
USD	2,999	ILS	11,000	MS	09/05/18	(3)
USD	73,314	JPY	8,189,000	MS	09/05/18	(85)
USD	196,719	NZD	289,000	MS	09/05/18	(252)
USD	321,770	SGD	438,000	MS	09/05/18	(147)

						(139,722)

	Net unrealized appreciation					$28,798

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$168,520

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$139,722

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(49,219)

Net Change in Unrealized Appreciation/Depreciation on:
Forward foreign currency exchange contracts	$337,738

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$20,672,549
Average amounts sold — in USD	$32,222,159

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

48	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$168,520	$139,722

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$168,520	$139,722
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$168,520	$139,722

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an Master Netting Agreement (“MNA”) and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available		Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Assets	(b)
Morgan Stanley & Co. International PLC	$168,520	$(139,722)		$28,798

	Derivative Liabilities Subject to an MNA by	Derivatives Available		Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Liabilities
Morgan Stanley & Co. International PLC	$139,722	$(139,722)		$—

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$21,921,739	$—	$—	$21,921,739
Money Market Funds	4,104	—	—	4,104

	$21,925,843	$—	$—	$21,925,843

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$168,520	$—	$168,520
Liabilities
Forward Foreign Currency Exchange Contracts	—	(139,722)	—	(139,722)

	$—	$28,798	$—	$28,798

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments July 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.2%
AGL Energy Ltd.	112,048	$ 1,831,689
Alumina Ltd.	1,265,308	2,661,983
Amcor Ltd./Australia	181,184	2,029,811
AMP Ltd.	890,012	2,249,558
APA Group	281,160	2,016,988
Aristocrat Leisure Ltd.	110,856	2,653,613
ASX Ltd.	150,455	7,347,310
Aurizon Holdings Ltd.	288,464	975,721
AusNet Services	689,112	835,026
Australia & New Zealand Banking Group Ltd.	459,680	10,012,574
Bendigo & Adelaide Bank Ltd.	157,344	1,369,713
BHP Billiton Ltd.	454,152	11,769,313
BlueScope Steel Ltd.	57,812	758,982
Boral Ltd.	404,568	2,000,026
Brambles Ltd.	604,940	4,443,158
Coca-Cola Amatil Ltd.	175,820	1,252,150
Commonwealth Bank of Australia	319,211	17,747,774
CSL Ltd.	88,804	12,979,580
Dexus	230,056	1,723,918
Fortescue Metals Group Ltd.	267,008	867,418
Goodman Group	320,648	2,295,500
GPT Group (The)	320,648	1,229,988
Incitec Pivot Ltd.	553,684	1,559,997
James Hardie Industries PLC	167,476	2,676,785
LendLease Group	126,352	1,890,812
Macquarie Group Ltd.	79,864	7,291,933
Medibank Pvt Ltd.	1,147,896	2,653,905
Mirvac Group	873,736	1,480,940
National Australia Bank Ltd.	487,528	10,267,593
Newcrest Mining Ltd.	94,168	1,514,197
Orica Ltd.	149,596	1,955,066
Origin Energy Ltd.(a)	466,210	3,386,091
QBE Insurance Group Ltd.	257,472	1,933,187
Rio Tinto Ltd.	92,380	5,576,433
Santos Ltd.(a)	472,032	2,238,797
Scentre Group	976,984	3,086,732
SEEK Ltd.	107,876	1,713,767
South32 Ltd.	1,332,060	3,535,204
Stockland	334,356	1,031,525
Suncorp Group Ltd.	542,511	6,037,440
Sydney Airport	552,492	2,903,808
Telstra Corp. Ltd.	1,132,996	2,392,044
Transurban Group	230,762	2,007,117
Treasury Wine Estates Ltd.	200,256	2,742,191
Vicinity Centres	790,892	1,563,944
Wesfarmers Ltd.	217,676	8,003,633
Westpac Banking Corp.	618,980	13,556,010
Woodside Petroleum Ltd.	152,313	4,092,113
Woolworths Group Ltd.	264,178	5,909,372

		194,052,429
Austria — 0.1%
Erste Group Bank AG	74,243	3,210,643
OMV AG	51,951	2,939,577
voestalpine AG	47,084	2,361,736

		8,511,956
Belgium — 0.4%
Ageas	74,786	4,012,031
Anheuser-Busch InBev SA/NV	150,192	15,216,653

Security	Shares	Value

Belgium (continued)
Groupe Bruxelles Lambert SA	50,859	$ 5,408,050
KBC Group NV	48,872	3,760,335
UCB SA	25,628	2,202,775
Umicore SA	44,104	2,580,195

		33,180,039
Brazil — 0.4%
Ambev SA	715,295	3,695,813
B3 SA - Brasil, Bolsa, Balcao	718,500	4,550,095
Banco do Brasil SA	178,800	1,546,857
BR Malls Participacoes SA(a)	703,848	1,864,238
BRF SA(a)	180,672	1,089,327
CCR SA	417,200	1,169,424
Centrais Eletricas Brasileiras SA(a)	119,200	547,984
Cia. de Saneamento Basico do Estado de Sao Paulo	178,800	1,189,890
Cielo SA	230,346	879,897
Embraer SA	238,464	1,221,948
Hypera SA	178,800	1,320,778
JBS SA	178,800	429,312
Klabin SA, NVS	298,000	1,602,385
Kroton Educacional SA	417,200	1,254,937
Natura Cosmeticos SA	178,800	1,385,032
Petroleo Brasileiro SA	238,400	1,392,330
Rumo SA(a)	357,600	1,413,589
Suzano Papel e Celulose SA	143,313	1,699,545
TIM Participacoes SA	178,800	590,185
Ultrapar Participacoes SA	119,200	1,289,841
Vale SA	554,902	8,100,522

		38,233,929
Canada — 3.1%
Agnico Eagle Mines Ltd.	75,096	3,143,419
Alimentation Couche-Tard Inc., Class B	79,864	3,665,034
ARC Resources Ltd.	114,432	1,357,891
Bank of Montreal	139,191	11,023,029
Bank of Nova Scotia (The)	221,286	13,102,103
Barrick Gold Corp.(b)	263,432	2,949,953
Bausch Health Companies Inc.(a)	71,520	1,552,896
BCE Inc.	49,468	2,100,300
Bombardier Inc., Class B(a)	570,372	2,146,561
Brookfield Asset Management Inc., Class A	210,388	8,869,583
Cameco Corp.	148,638	1,605,108
Canadian Imperial Bank of Commerce	94,354	8,603,462
Canadian National Railway Co.	152,576	13,607,623
Canadian Natural Resources Ltd.	236,201	8,671,588
Canadian Pacific Railway Ltd.	33,376	6,613,165
Canadian Tire Corp. Ltd., Class A, NVS	9,155	1,245,769
Canadian Utilities Ltd., Class A, NVS	19,072	475,335
CCL Industries Inc., Class B, NVS	37,548	1,903,355
Cenovus Energy Inc.	206,812	2,072,885
Constellation Software Inc./Canada	4,172	3,021,752
Crescent Point Energy Corp.	145,424	990,715
Dollarama Inc.	137,676	4,969,871
Enbridge Inc.	318,860	11,314,387
Encana Corp.	218,732	3,015,545
Fairfax Financial Holdings Ltd.(b)	7,152	4,037,419
Finning International Inc.	43,508	1,138,159
First Quantum Minerals Ltd.(b)	173,436	2,702,778
Fortis Inc./Canada	38,528	1,265,624
Franco-Nevada Corp.	42,912	3,144,902
Gildan Activewear Inc.	83,440	2,147,523

50	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Goldcorp Inc.	200,852	$ 2,508,336
Husky Energy Inc.	115,771	1,966,862
Imperial Oil Ltd.	97,903	3,349,907
Kinross Gold Corp.(a)	224,692	811,100
Magna International Inc.	75,096	4,570,359
Manulife Financial Corp.	349,274	6,481,152
National Bank of Canada	39,106	1,915,353
Nutrien Ltd.	128,360	6,965,157
Open Text Corp.	54,832	2,038,723
Pembina Pipeline Corp.	89,400	3,213,456
Power Corp. of Canada	178,338	4,053,012
Restaurant Brands International Inc.	53,044	3,381,046
Rogers Communications Inc., Class B, NVS	120,988	6,162,768
Royal Bank of Canada	262,310	20,458,971
Saputo Inc.	72,712	2,422,058
Shaw Communications Inc., Class B, NVS	215,156	4,496,463
Shopify Inc., Class A(a)(b)	20,860	2,903,417
SNC-Lavalin Group Inc.	82,248	3,639,253
Sun Life Financial Inc.	126,415	5,165,344
Suncor Energy Inc.	332,077	13,971,719
Teck Resources Ltd., Class B	100,724	2,624,858
TELUS Corp.	23,550	860,063
Thomson Reuters Corp.	67,442	2,796,098
Toronto-Dominion Bank (The)	336,343	19,935,168
Tourmaline Oil Corp.	84,036	1,658,775
TransCanada Corp.	152,202	6,839,738
Waste Connections Inc.	62,580	4,856,834
Wheaton Precious Metals Corp.	133,504	2,795,176

		275,298,900
Chile — 0.1%
Aguas Andinas SA, Class A	1,413,116	819,782
Banco de Chile	6,624,502	1,027,748
Banco de Credito e Inversiones SA	14,457	995,616
Banco Santander Chile	10,758,601	884,001
Cia. Cervecerias Unidas SA	74,500	1,009,868
Colbun SA	3,175,488	706,326
Empresas CMPC SA	504,216	2,033,508
Empresas COPEC SA	75,096	1,201,334
Enel Americas SA	4,651,780	818,758
Enel Chile SA	6,515,575	689,956
Itau CorpBanca	52,656,004	554,711
Latam Airlines Group SA	138,868	1,576,244
SACI Falabella	94,772	878,507

		13,196,359
China — 3.5%
51job Inc., ADR(a)	15,496	1,422,068
58.com Inc., ADR(a)(b)	28,608	1,924,174
AAC Technologies Holdings Inc.	298,000	3,797,557
Agricultural Bank of China Ltd., Class H	4,172,000	2,020,300
Alibaba Group Holding Ltd., ADR(a)(b)	218,136	40,841,603
Autohome Inc., ADR	17,284	1,672,227
Baidu Inc., ADR(a)	57,216	14,142,651
Bank of China Ltd., Class H	17,284,000	8,105,506
Beijing Enterprises Water Group Ltd.	2,384,000	1,300,284
Brilliance China Automotive Holdings Ltd.(b)	1,192,000	1,555,479
China Construction Bank Corp., Class H	18,224,260	16,512,299
China Evergrande Group(a)(b)	596,000	1,644,342
China Galaxy Securities Co. Ltd., Class H	894,000	462,542
China Gas Holdings Ltd.	596,000	2,415,246

Security	Shares	Value

China (continued)
China Huishan Dairy Holdings Co. Ltd.(a)(c)	813,015	$ 15,541
China Life Insurance Co. Ltd., Class H	2,384,000	5,948,493
China Mengniu Dairy Co. Ltd.	1,192,000	3,691,226
China Merchants Bank Co. Ltd., Class A	95,200	396,574
China Merchants Bank Co. Ltd., Class H	1,192,288	4,656,930
China Mobile Ltd.	1,192,000	10,754,682
China Overseas Land & Investment Ltd.	1,192,000	3,744,391
China Pacific Insurance Group Co. Ltd., Class H	715,200	2,788,926
China Petroleum & Chemical Corp., Class H	6,115,200	5,899,220
China Resources Land Ltd.	1,192,000	4,359,596
China Shenhua Energy Co. Ltd., Class H	1,192,000	2,688,670
China Taiping Insurance Holdings Co. Ltd.	476,800	1,631,431
China Telecom Corp. Ltd., Class H	2,384,000	1,127,115
China Unicom Hong Kong Ltd.	2,384,000	2,937,790
CNOOC Ltd.	3,576,000	5,978,874
Country Garden Holdings Co. Ltd.	1,788,866	2,772,040
CSPC Pharmaceutical Group Ltd.	1,192,000	3,113,997
Ctrip.com International Ltd., ADR(a)(b)	125,756	5,174,859
Fosun International Ltd.	1,490,000	2,722,848
GCL-Poly Energy Holdings Ltd.(a)(b)	9,536,000	838,501
Geely Automobile Holdings Ltd.	1,192,000	2,719,051
GOME Retail Holdings Ltd.(a)(b)	8,344,000	882,552
Great Wall Motor Co. Ltd., Class H(b)	1,274,500	914,400
Guangdong Investment Ltd.	1,678,000	2,891,057
Haier Electronics Group Co. Ltd.	1,192,000	3,478,562
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	71,200	361,265
Hengan International Group Co. Ltd.	298,000	2,652,594
Huazhu Group Ltd., ADR(b)	37,548	1,502,296
Industrial & Commercial Bank of China Ltd., Class A	479,500	397,520
Industrial & Commercial Bank of China Ltd., Class H	14,330,260	10,610,070
Industrial Bank Co. Ltd., Class A	171,600	389,016
JD.com Inc., ADR(a)(b)	127,544	4,573,728
Jiangsu Hengrui Medicine Co. Ltd., Class A	36,100	364,803
Kunlun Energy Co. Ltd.	1,192,000	1,029,898
Kweichow Moutai Co. Ltd., Class A	3,700	394,387
Lenovo Group Ltd.(b)	2,384,000	1,321,550
Midea Group Co. Ltd., Class A	52,100	363,963
Momo Inc., ADR(a)(b)	35,164	1,442,427
NetEase Inc., ADR	17,880	4,613,040
New Oriental Education & Technology Group Inc., ADR	39,336	3,384,469
PetroChina Co. Ltd., Class H	4,768,000	3,639,579
Ping An Insurance Group Co. of China Ltd., Class A	43,300	391,372
Ping An Insurance Group Co. of China Ltd., Class H	1,192,000	11,058,486
Shanghai Pudong Development Bank Co. Ltd., Class A	256,399	382,612
Shimao Property Holdings Ltd.	715,500	2,028,746
SINA Corp./China(a)(b)	20,860	1,678,813
Sino Biopharmaceutical Ltd.	1,788,000	2,442,589
Sino-Ocean Group Holding Ltd.	2,384,000	1,345,854
Sunac China Holdings Ltd.	596,000	1,936,754
Sunny Optical Technology Group Co. Ltd.	178,800	2,950,702
TAL Education Group, Class A, ADR(a)	90,592	2,898,038
Tencent Holdings Ltd.	1,132,400	51,257,906
TravelSky Technology Ltd., Class H	596,000	1,689,913
Vipshop Holdings Ltd., ADR(a)	87,612	845,456
Want Want China Holdings Ltd.	3,576,000	2,957,538
Weibo Corp., ADR(a)(b)	13,112	1,085,018
Wuliangye Yibin Co. Ltd., Class A	34,900	369,473
Yum China Holdings Inc.	99,532	3,591,115
YY Inc., ADR(a)(b)	17,880	1,666,952

		307,561,546

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Colombia — 0.0%
Ecopetrol SA	1,314,180	$ 1,396,387
Grupo de Inversiones Suramericana SA	111,452	1,392,540

		2,788,927
Czech Republic — 0.0%
CEZ AS	69,732	1,830,542
Komercni Banka AS	11,970	519,786
O2 Czech Republic AS	64,964	769,499

		3,119,827
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	1,192	1,605,308
Carlsberg A/S, Class B	24,040	2,900,393
Chr Hansen Holding A/S	33,134	3,433,478
Danske Bank A/S	187,741	5,462,173
DSV A/S	77,480	6,502,856
Genmab A/S(a)	13,708	2,350,958
Novo Nordisk A/S, Class B	357,600	17,868,065
Novozymes A/S, Class B	62,580	3,297,435
Pandora A/S	21,456	1,526,494
Tryg A/S	126,352	3,093,687
Vestas Wind Systems A/S	38,740	2,501,239

		50,542,086
Egypt — 0.0%
Commercial International Bank Egypt SAE	277,092	1,301,101

Finland — 0.3%
Fortum OYJ	70,339	1,767,808
Metso OYJ	72,116	2,641,074
Neste OYJ	25,032	2,068,368
Nokia OYJ	977,440	5,313,417
Sampo OYJ, Class A	128,736	6,546,276
Stora Enso OYJ, Class R	65,560	1,084,275
UPM-Kymmene OYJ	191,316	6,796,067
Wartsila OYJ Abp	73,308	1,585,962

		27,803,247
France — 3.4%
Accor SA, NVS	80,086	4,130,501
Air Liquide SA	73,015	9,354,720
Airbus SE	110,260	13,675,035
Alstom SA, NVS	51,920	2,331,547
Arkema SA, NVS	14,142	1,774,650
Atos SE	22,648	3,043,445
AXA SA, NVS	348,064	8,796,653
BNP Paribas SA	203,237	13,238,189
Bouygues SA, NVS	78,910	3,472,482
Capgemini SE	61,984	7,963,180
Carrefour SA, NVS	103,843	1,866,264
Cie. de Saint-Gobain, NVS	117,052	5,214,628
Cie. Generale des Etablissements Michelin SCA, NVS	52,448	6,756,485
Credit Agricole SA	302,172	4,247,981
Danone SA, NVS	109,827	8,636,696
Edenred, NVS	86,420	3,404,568
Engie SA	343,296	5,549,121
Essilor International Cie Generale d’Optique SA, NVS	64,964	9,592,608
Getlink, NVS	150,192	1,984,895
Hermes International, NVS	5,960	3,776,848
Iliad SA, NVS	7,748	1,228,382
Ingenico Group SA, NVS	28,608	2,375,230
Kering SA, NVS	20,860	11,129,707
Legrand SA	50,660	3,724,826

Security	Shares	Value

France (continued)
L’Oreal SA	47,171	$ 11,562,818
LVMH Moet Hennessy Louis Vuitton SE, NVS	55,484	19,401,067
Orange SA, NVS	371,701	6,356,194
Pernod Ricard SA, NVS	60,792	9,812,343
Publicis Groupe SA, NVS	62,580	4,002,301
Renault SA, NVS	36,952	3,255,216
Safran SA	62,580	7,765,167
Sanofi, NVS	216,944	18,877,741
Schneider Electric SE, NVS	103,843	8,364,167
SES SA	112,048	2,241,186
Societe Generale SA, NVS	139,464	6,218,787
STMicroelectronics NV	185,952	4,047,950
Suez	86,420	1,224,006
TOTAL SA, NVS	446,404	29,176,527
Unibail-Rodamco-Westfield(a)	6,916	1,536,279
Unibail-Rodamco-Westfield, New	22,477	4,992,908
Valeo SA, NVS	49,364	2,425,852
Veolia Environnement SA, NVS	102,512	2,343,110
Vinci SA	87,214	8,775,851
Vivendi SA, NVS	218,410	5,673,226
Wendel SA, NVS	11,920	1,739,191

		297,060,528
Germany — 2.9%
1&1 Drillisch AG(b)	39,932	2,375,837
adidas AG	43,508	9,628,975
Allianz SE, Registered	83,650	18,512,025
BASF SE	174,628	16,787,225
Bayer AG, Registered	166,869	18,599,053
Bayerische Motoren Werke AG	67,944	6,573,682
Beiersdorf AG	26,224	3,056,067
Commerzbank AG(a)	263,432	2,846,801
Continental AG	16,688	3,846,583
Covestro AG(d)	31,304	3,007,098
Daimler AG, Registered	162,112	11,219,526
Deutsche Bank AG, Registered(b)	383,228	5,016,655
Deutsche Boerse AG	47,735	6,294,561
Deutsche Post AG, Registered	206,847	7,306,627
Deutsche Telekom AG, Registered	601,960	9,966,178
Deutsche Wohnen SE	84,632	4,125,328
E.ON SE	382,036	4,310,881
Fresenius Medical Care AG & Co. KGaA	63,772	6,233,459
Fresenius SE & Co. KGaA	70,924	5,478,647
GEA Group AG	33,972	1,327,615
HeidelbergCement AG	34,103	2,897,700
Henkel AG & Co. KGaA	27,692	2,971,175
Infineon Technologies AG	248,563	6,590,236
LANXESS AG(b)	35,164	2,892,399
Linde AG	44,074	10,886,174
MAN SE	29,800	3,345,537
Merck KGaA	24,436	2,512,608
METRO AG(b)	64,988	802,974
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	38,794	8,612,930
OSRAM Licht AG	38,740	1,730,614
ProSiebenSat.1 Media SE(b)	58,996	1,597,315
Puma SE	1,654	830,228
RWE AG	104,896	2,754,142
SAP SE	179,526	20,973,940
Siemens AG, Registered	144,828	20,463,515
thyssenkrupp AG	118,099	3,153,308

52	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Vonovia SE	96,552	$ 4,678,117
Wirecard AG	33,972	6,349,895
Zalando SE(a)(b)(d)	30,992	1,779,024

		252,334,654
Greece — 0.0%
Alpha Bank AE(a)	310,002	677,194
Eurobank Ergasias SA(a)	572,880	593,214
JUMBO SA	34,916	559,693
National Bank of Greece SA(a)	1,383,255	450,261
Piraeus Bank SA(a)	101,201	319,708

		2,600,070
Hong Kong — 1.2%
AIA Group Ltd.	2,264,800	19,770,082
Bank of East Asia Ltd. (The)(b)	596,000	2,369,676
CK Asset Holdings Ltd.	894,016	6,841,421
CK Hutchison Holdings Ltd.	709,016	7,707,138
CLP Holdings Ltd.	298,000	3,404,510
Galaxy Entertainment Group Ltd.	596,000	4,788,719
Hang Lung Properties Ltd.	1,192,000	2,506,388
Hang Seng Bank Ltd.	202,700	5,517,509
Henderson Land Development Co. Ltd.(b)	974,458	5,432,869
Hong Kong & China Gas Co. Ltd.	3,556,755	7,261,135
Hong Kong Exchanges & Clearing Ltd.	193,200	5,702,085
Li & Fung Ltd.(b)	2,390,000	810,154
Link REIT	596,000	5,908,999
Melco Resorts & Entertainment Ltd., ADR	56,620	1,464,193
New World Development Co. Ltd.	1,970,666	2,807,649
Sands China Ltd.	476,800	2,454,741
Swire Pacific Ltd., Class A	596,000	6,463,442
Techtronic Industries Co. Ltd.	596,000	3,319,065
WH Group Ltd.(d)	2,086,000	1,674,723
Wharf Holdings Ltd. (The)	561,200	1,855,851
Wharf Real Estate Investment Co. Ltd.	561,200	4,087,163

		102,147,512
Hungary — 0.0%
OTP Bank Nyrt	105,749	3,981,634

India — 0.6%
Dr. Reddy’s Laboratories Ltd., ADR, NVS(b)	112,823	3,523,462
ICICI Bank Ltd., ADR, NVS(a)	456,839	4,033,889
Infosys Ltd., ADR, NVS(b)	302,874	6,111,997
Larsen & Toubro Ltd., GDR, NVS(e)	502,843	9,473,562
Reliance Industries Ltd., GDR, NVS(d)	611,496	20,913,163
Tata Motors Ltd., ADR, NVS(a)	182,780	3,326,596
Wipro Ltd., ADR, NVS(b)	1,709,356	8,649,342

		56,032,011
Indonesia — 0.2%
Astra International Tbk PT	5,185,200	2,571,025
Bank Central Asia Tbk PT	3,695,200	5,964,340
Bank Mandiri Persero Tbk PT	2,980,914	1,374,693
Bank Negara Indonesia Persero Tbk PT	2,504,388	1,285,192
Bank Rakyat Indonesia Persero Tbk PT	11,920,000	2,537,753
Charoen Pokphand Indonesia Tbk PT	2,704,445	847,718
Indocement Tunggal Prakarsa Tbk PT	445,500	436,386
Indofood Sukses Makmur Tbk PT	1,633,500	719,329
Kalbe Farma Tbk PT	6,734,800	604,824
Semen Indonesia Persero Tbk PT	894,000	471,179
Telekomunikasi Indonesia Persero Tbk PT	7,152,000	1,770,641
Unilever Indonesia Tbk PT	298,000	893,793

Security	Shares	Value

Indonesia (continued)
United Tractors Tbk PT	616,606	$ 1,507,307

		20,984,180
Ireland — 0.2%
Bank of Ireland Group PLC	174,329	1,498,187
CRH PLC	154,112	5,279,735
Kerry Group PLC, Class A	39,130	4,152,616
Paddy Power Betfair PLC	19,668	2,145,920
Smurfit Kappa Group PLC	55,428	2,275,063

		15,351,521
Israel — 0.2%
Israel Chemicals Ltd.(b)	202,184	966,189
Mizrahi Tefahot Bank Ltd.	144,232	2,801,380
Nice Ltd.(a)	51,852	5,651,833
Teva Pharmaceutical Industries Ltd., ADR, NVS(b)	191,316	4,580,105

		13,999,507
Italy — 0.8%
Assicurazioni Generali SpA	186,548	3,317,713
Atlantia SpA	138,868	4,122,183
CNH Industrial NV	331,376	3,890,837
Davide Campari-Milano SpA, NVS(b)	278,332	2,348,026
Enel SpA	1,040,616	5,807,824
Eni SpA	429,716	8,277,925
Ferrari NV	28,012	3,729,847
Fiat Chrysler Automobiles NV(a)	222,308	3,797,109
Intesa Sanpaolo SpA	2,519,292	7,764,238
Leonardo SpA(b)	149,247	1,789,922
Luxottica Group SpA	43,508	2,947,489
Mediobanca Banca di Credito Finanziario SpA	320,052	3,326,854
Recordati SpA	50,064	1,873,305
Snam SpA	886,252	3,810,826
Telecom Italia SpA/Milano(a)(b)	2,407,244	1,857,264
Tenaris SA	92,380	1,689,435
Terna Rete Elettrica Nazionale SpA	302,768	1,696,876
UniCredit SpA	364,156	6,461,091

		68,508,764
Japan — 7.4%
Acom Co. Ltd.(b)	357,600	1,421,583
Aisin Seiki Co. Ltd.	59,600	2,763,302
Ajinomoto Co. Inc.	178,800	3,155,435
Alps Electric Co. Ltd.	59,600	1,711,756
Asahi Group Holdings Ltd.	178,800	8,660,475
Asics Corp.	119,200	1,930,584
Astellas Pharma Inc.	525,600	8,533,840
Bandai Namco Holdings Inc.	119,200	4,754,583
Bridgestone Corp.	181,200	7,112,675
Canon Inc.	238,400	7,703,170
Casio Computer Co. Ltd.	119,200	1,943,363
Central Japan Railway Co.	59,600	12,376,291
Chugoku Electric Power Co. Inc. (The)	178,800	2,348,008
Concordia Financial Group Ltd.	596,000	3,194,569
Dai-ichi Life Holdings Inc.	238,400	4,476,655
Daiichi Sankyo Co. Ltd.	119,200	4,921,765
Daikin Industries Ltd.	59,600	7,091,942
Daiwa House Industry Co. Ltd.	178,800	6,497,752
Daiwa House REIT Investment Corp.	1,192	2,939,003
Daiwa Securities Group Inc.	596,000	3,465,042
Denso Corp.	119,200	5,860,968
East Japan Railway Co.	119,200	11,117,099
Eisai Co. Ltd.	59,600	5,101,726

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
FANUC Corp.	59,600	$ 11,670,824
Fast Retailing Co. Ltd.	9,000	3,919,510
FUJIFILM Holdings Corp.	178,800	7,349,105
Fujitsu Ltd.	596,000	4,048,583
Hitachi Ltd.	1,192,000	8,290,970
Honda Motor Co. Ltd.	357,600	10,717,777
Hoya Corp.	119,200	7,134,536
ITOCHU Corp.	298,000	5,271,038
Japan Post Holdings Co. Ltd.	298,000	3,279,757
Japan Tobacco Inc.	238,400	6,763,966
JFE Holdings Inc.	119,200	2,412,432
JTEKT Corp.	83,900	1,208,208
JXTG Holdings Inc.	834,480	6,109,133
Kakaku.com Inc.	119,200	2,504,542
Kansai Electric Power Co. Inc. (The)	178,800	2,536,487
Kao Corp.	119,200	8,664,735
KDDI Corp.	357,600	9,944,692
Keikyu Corp.(b)	298,000	4,869,055
Keyence Corp.(b)	20,000	10,525,281
Kintetsu Group Holdings Co. Ltd.	119,200	4,727,961
Kirin Holdings Co. Ltd.	178,800	4,563,441
Komatsu Ltd.	238,400	6,979,067
Kubota Corp.	178,800	2,986,123
Kyocera Corp.	119,200	6,908,787
Kyushu Electric Power Co. Inc.	238,400	2,798,442
Lion Corp.	59,600	1,076,037
M3 Inc.	59,600	2,260,157
Marubeni Corp.	596,000	4,529,898
Mazda Motor Corp.	119,200	1,480,150
MINEBEA MITSUMI Inc.	59,600	1,062,194
MISUMI Group Inc.(b)	59,600	1,513,161
Mitsubishi Chemical Holdings Corp.	715,200	6,227,492
Mitsubishi Corp.	298,000	8,297,892
Mitsubishi Electric Corp.	476,800	6,438,120
Mitsubishi Estate Co. Ltd.	119,200	2,065,821
Mitsubishi Heavy Industries Ltd.	119,200	4,458,553
Mitsubishi Motors Corp.	178,800	1,357,692
Mitsubishi UFJ Financial Group Inc.	2,503,200	15,416,349
Mitsui & Co. Ltd.	417,200	6,963,893
Mitsui Fudosan Co. Ltd.	189,000	4,501,286
Mizuho Financial Group Inc.	4,768,000	8,288,841
MS&AD Insurance Group Holdings Inc.	119,200	3,633,289
Murata Manufacturing Co. Ltd.	59,600	10,382,348
NEC Corp.	59,200	1,639,450
Nexon Co. Ltd.(a)	119,200	1,709,094
Nidec Corp.	59,900	8,658,049
Nintendo Co. Ltd.(b)	10,100	3,316,741
Nippon Prologis REIT Inc.	1,192	2,407,640
Nippon Steel & Sumitomo Metal Corp.	179,134	3,558,196
Nippon Telegraph & Telephone Corp.	178,800	8,254,765
Nissan Motor Co. Ltd.	596,000	5,619,779
Nitto Denko Corp.	59,600	4,303,084
Nomura Holdings Inc.	742,800	3,506,966
Nomura Real Estate Master Fund Inc.	2,384	3,373,464
NTT DOCOMO Inc.	321,820	8,259,683
Olympus Corp.	59,600	2,409,237
Ono Pharmaceutical Co. Ltd.	119,200	2,805,364
ORIX Corp.	357,600	5,782,169
Otsuka Holdings Co. Ltd.	59,600	2,742,005
Panasonic Corp.	476,800	6,125,053

Security	Shares	Value

Japan (continued)
Rakuten Inc.	298,000	$ 2,094,838
Recruit Holdings Co. Ltd.	178,800	4,879,703
Renesas Electronics Corp.(a)	178,800	1,590,895
Resona Holdings Inc.	596,000	3,385,710
SBI Holdings Inc./Japan	119,230	3,243,303
Secom Co. Ltd.	59,600	4,541,612
Seven & i Holdings Co. Ltd.	178,800	7,275,630
Seven Bank Ltd.	417,200	1,259,725
Shin-Etsu Chemical Co. Ltd.	119,200	12,000,929
Shionogi & Co. Ltd.	59,600	3,235,033
Shiseido Co. Ltd.	119,200	8,742,469
SoftBank Group Corp.	178,800	14,790,852
Sompo Holdings Inc.	59,600	2,414,029
Sony Corp.	298,000	15,514,954
Start Today Co. Ltd.	59,600	2,387,940
Subaru Corp.	119,300	3,467,949
Sumitomo Chemical Co. Ltd.	596,000	3,412,864
Sumitomo Corp.	440,300	7,217,710
Sumitomo Electric Industries Ltd.	298,000	4,562,909
Sumitomo Mitsui Financial Group Inc.	238,400	9,466,571
Sumitomo Mitsui Trust Holdings Inc.	119,208	4,724,019
Suruga Bank Ltd.	119,200	1,065,921
Suzuki Motor Corp.	119,200	6,975,873
T&D Holdings Inc.	238,400	3,545,971
Takeda Pharmaceutical Co. Ltd.	178,800	7,467,304
TDK Corp.	59,600	6,351,867
Terumo Corp.	119,200	6,527,568
Tohoku Electric Power Co. Inc.	238,400	3,022,062
Tokio Marine Holdings Inc.	178,800	8,467,204
Tokyo Electric Power Co. Holdings Inc.(a)	417,200	1,990,216
Tokyo Electron Ltd.	59,600	10,198,660
Tokyo Gas Co. Ltd.	119,200	2,900,136
Toray Industries Inc.	596,000	4,610,295
Toshiba Corp.(a)	1,192,000	3,652,457
Toyota Motor Corp.	476,800	31,115,097
Unicharm Corp.(b)	59,600	1,808,658
USS Co. Ltd.	238,400	4,506,471
Yaskawa Electric Corp.(b)	59,600	1,954,011

		656,059,365
Malaysia —0.2%
AirAsia Group Bhd	1,549,600	1,357,091
Alliance Bank Malaysia Bhd	1,274,100	1,256,861
CIMB Group Holdings Bhd	902,900	1,297,155
Dialog Group Bhd	782,600	639,172
DiGi.Com Bhd(b)	953,600	1,067,375
Genting Bhd	238,800	514,022
Genting Plantations Bhd	357,600	822,524
Hong Leong Bank Bhd	143,500	672,844
Hong Leong Financial Group Bhd	298,000	1,325,422
IHH Healthcare Bhd	1,668,800	2,426,226
IOI Properties Group Bhd(b)	1,337,018	624,929
Malaysia Airports Holdings Bhd	352,200	801,439
Maxis Bhd(b)	587,800	837,235
Petronas Gas Bhd	178,800	824,283
PPB Group Bhd(b)	357,600	1,451,513
Press Metal Aluminium Holdings Bhd	417,200	490,582
Public Bank Bhd	425,670	2,519,464
RHB Bank Bhd, New(a)(c)	146,400	—
Telekom Malaysia Bhd(b)	774,800	756,693
Tenaga Nasional Bhd	238,400	919,585

54	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
YTL Corp. Bhd	1,850,900	$ 614,690

		21,219,105
Mexico — 0.3%
Alfa SAB de CV, Class A	1,028,000	1,397,185
America Movil SAB de CV, Series L, NVS	6,079,200	5,203,110
Cemex SAB de CV, CPO(a)	4,270,854	3,179,279
Fomento Economico Mexicano SAB de CV	655,600	6,424,241
Grupo Financiero Banorte SAB de CV, Class O	534,600	3,723,491
Grupo Mexico SAB de CV, Class B	774,828	2,433,406
Grupo Televisa SAB, CPO	476,800	1,895,803
Mexichem SAB de CV	364,923	1,276,125
Wal-Mart de Mexico SAB de CV	1,430,400	4,172,607

		29,705,247
Netherlands — 1.2%
Aegon NV	371,904	2,455,096
AerCap Holdings NV(a)	31,304	1,757,094
Akzo Nobel NV	77,710	7,192,138
ArcelorMittal	140,060	4,509,083
ASML Holding NV	69,230	14,863,976
Heineken NV	57,216	5,793,473
ING Groep NV	678,881	10,407,246
Koninklijke Ahold Delhaize NV	225,148	5,731,018
Koninklijke DSM NV	33,376	3,559,163
Koninklijke KPN NV	823,076	2,383,525
Koninklijke Philips NV(b)	234,346	10,293,342
NN Group NV	63,176	2,795,621
NXP Semiconductors NV(a)	65,618	6,256,020
RELX NV	404,684	8,804,745
Unilever NV, CVA	255,088	14,696,457
Wolters Kluwer NV	75,096	4,530,377

		106,028,374
New Zealand — 0.0%
Auckland International Airport Ltd.	340,009	1,545,117
Fisher & Paykel Healthcare Corp. Ltd.	36,952	372,322
Fletcher Building Ltd.	139,464	667,478
Ryman Healthcare Ltd.	90,300	748,166

		3,333,083
Norway — 0.2%
DNB ASA	185,952	3,755,649
Equinor ASA	212,836	5,658,350
Orkla ASA	524,120	4,438,806
Telenor ASA	214,560	4,200,449
Yara International ASA(b)	18,483	816,471

		18,869,725
Pakistan — 0.0%
Habib Bank Ltd.	119,200	170,913
Lucky Cement Ltd.	29,800	132,573
MCB Bank Ltd.	59,600	99,686
Oil & Gas Development Co. Ltd.	119,200	145,591
United Bank Ltd./Pakistan	143,200	202,804

		751,567
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR, NVS	154,364	2,120,962
Credicorp Ltd.	19,073	4,363,330

		6,484,292
Philippines — 0.1%
Aboitiz Equity Ventures Inc.	542,360	585,714
Aboitiz Power Corp.	1,509,500	1,057,403

Security	Shares	Value

Philippines (continued)
Ayala Land Inc.	1,609,200	$ 1,237,846
Bank of the Philippine Islands	955,184	1,762,697
BDO Unibank Inc.	1,073,635	2,668,672
Jollibee Foods Corp.	471,710	2,398,300
Metropolitan Bank & Trust Co.	78,269	108,623
Security Bank Corp.	172,840	660,701
SM Prime Holdings Inc.	2,933,525	2,085,313

		12,565,269
Poland — 0.1%
Alior Bank SA(a)	99,269	1,972,268
Bank Millennium SA(a)	774,800	1,947,250
Bank Polska Kasa Opieki SA	22,052	674,529
CCC SA	13,112	806,804
Cyfrowy Polsat SA(a)	157,940	1,026,255
KGHM Polska Miedz SA	22,052	581,958
mBank SA	9,536	1,115,117
Polski Koncern Naftowy ORLEN SA	21,456	543,581
Powszechna Kasa Oszczednosci Bank Polski SA(a)	205,420	2,342,585

		11,010,347
Portugal — 0.1%
Banco Espirito Santo SA, NVS(a)(c)	1	—
EDP - Energias de Portugal SA	759,900	3,102,145
Jeronimo Martins SGPS SA	146,020	2,174,930

		5,277,075
Qatar — 0.1%
Ezdan Holding Group QSC(a)	211,580	524,351
Masraf Al Rayan QSC	200,256	2,124,987
Ooredoo QPSC	38,740	745,785
Qatar Insurance Co. SAQ	89,698	891,637
Qatar National Bank QPSC	65,618	3,144,561

		7,431,321
Russia — 0.4%
Lukoil PJSC, ADR, NVS	126,948	9,076,782
Magnit PJSC, GDR, NVS(e)	102,512	1,683,247
MMC Norilsk Nickel PJSC, ADR, NVS	134,809	2,334,218
Mobile TeleSystems PJSC, ADR, NVS	257,472	2,258,030
Novatek PJSC, GDR, NVS(e)	41,124	6,542,828
Sberbank of Russia PJSC, ADR	453,556	6,390,604
Surgutneftegas PJSC, ADR, NVS	266,647	1,215,910
Tatneft PJSC, ADR, NVS	85,824	5,921,856

		35,423,475
Singapore — 0.4%
Ascendas REIT	1,917,799	3,874,199
CapitaLand Ltd.	2,324,400	5,515,178
CapitaLand Mall Trust	1,788,000	2,837,053
DBS Group Holdings Ltd.	298,000	5,855,800
Genting Singapore Ltd.	1,788,000	1,681,217
Keppel Corp. Ltd.	540,800	2,729,226
Oversea-Chinese Banking Corp. Ltd.(b)	525,600	4,467,195
Singapore Press Holdings Ltd.(b)	236,000	504,488
Singapore Telecommunications Ltd.	1,907,200	4,497,254
United Overseas Bank Ltd.	233,600	4,636,650

		36,598,260
South Africa — 0.8%
Bid Corp. Ltd.	72,712	1,462,816
Capitec Bank Holdings Ltd.	35,760	2,597,707
FirstRand Ltd.	1,008,432	5,332,882
Fortress REIT Ltd., Series B	373,692	416,806

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Gold Fields Ltd.	174,628	$ 640,453
Growthpoint Properties Ltd.	840,956	1,678,862
MMI Holdings Ltd./South Africa	959,560	1,245,349
Mr. Price Group Ltd.	125,160	2,246,789
MTN Group Ltd.	320,657	2,802,957
Naspers Ltd., Class N	89,400	22,126,905
Old Mutual Ltd.(a)	1,475,696	3,377,875
PSG Group Ltd.	83,440	1,484,227
Redefine Properties Ltd.	1,956,072	1,587,407
Sanlam Ltd.	901,748	5,255,421
Sappi Ltd.	342,700	2,455,379
Sasol Ltd.	119,287	4,719,116
Standard Bank Group Ltd.	397,560	6,187,049
Woolworths Holdings Ltd./South Africa	275,352	1,075,447

		66,693,447
South Korea — 1.6%
Amorepacific Corp.	10,132	2,422,840
AMOREPACIFIC Group	14,900	1,276,020
BGF retail Co. Ltd.	4,256	642,975
Celltrion Inc.(a)(b)	17,715	4,299,488
CJ CheilJedang Corp.	4,172	1,260,569
CJ Corp.	7,224	907,319
CJ ENM Co. Ltd.	6,115	1,267,661
Coway Co. Ltd.	17,880	1,499,257
Doosan Heavy Industries & Construction Co. Ltd.(a)	42,742	575,039
GS Engineering & Construction Corp.(b)	33,728	1,365,823
GS Retail Co. Ltd.	17,284	513,738
Hana Financial Group Inc.	49,929	2,004,033
Hankook Tire Co. Ltd.	17,880	709,670
Hanmi Pharm Co. Ltd.	3,650	1,385,085
Hanmi Science Co. Ltd.(b)	13,992	866,800
Hanssem Co. Ltd.	5,364	462,244
Hanwha Corp.	60,792	1,747,162
HDC Holdings Co. Ltd.	1	24
HDC Hyundai Development Co-Engineering & Construction(a)	8,281	425,654
HLB Inc.(a)	9,536	580,523
Hyundai Engineering & Construction Co. Ltd.	14,304	748,030
Hyundai Glovis Co. Ltd.	4,768	583,932
Hyundai Heavy Industries Co. Ltd.(a)	12,110	1,152,921
Hyundai Heavy Industries Holdings Co. Ltd.(a)	2,772	831,365
Hyundai Marine & Fire Insurance Co. Ltd.	26,820	878,696
Hyundai Mobis Co. Ltd.	11,920	2,429,500
Hyundai Motor Co.	30,396	3,518,779
Hyundai Steel Co.	9,536	457,769
KB Financial Group Inc.	58,911	2,822,714
KCC Corp.	4,768	1,444,913
Kia Motors Corp.	41,124	1,165,361
Korea Aerospace Industries Ltd.(a)	35,624	1,119,370
Korea Electric Power Corp.	47,084	1,401,598
Korea Zinc Co. Ltd.	2,384	879,095
KT Corp.	49,140	1,251,946
KT&G Corp.	19,992	1,974,805
LG Chem Ltd.	8,344	2,797,121
LG Corp.	15,496	1,044,472
LG Display Co. Ltd.	70,328	1,335,958
LG Electronics Inc.	18,476	1,235,422
LG Household & Health Care Ltd.	1,788	1,934,010
Lotte Chemical Corp.	7,152	2,298,435
Lotte Corp.(a)	19,866	934,118

Security	Shares	Value

South Korea (continued)
Lotte Shopping Co. Ltd.	2,050	$ 377,509
Mirae Asset Daewoo Co. Ltd.	152,908	1,112,655
NAVER Corp.	5,080	3,251,491
NCSoft Corp.	3,576	1,232,332
OCI Co. Ltd.	10,728	947,505
Orion Corp./Republic of Korea	7,814	932,525
Ottogi Corp.	1,192	939,833
POSCO	11,012	3,253,445
Samsung Biologics Co. Ltd.(a)(d)	4,172	1,391,102
Samsung C&T Corp.	12,642	1,395,688
Samsung Electronics Co. Ltd.	923,800	38,194,028
Samsung Fire & Marine Insurance Co. Ltd.	9,536	2,327,205
Samsung SDI Co. Ltd.	16,688	3,416,218
Shinhan Financial Group Co. Ltd.	68,867	2,681,051
SK Holdings Co. Ltd.	8,940	2,105,833
SK Hynix Inc.	109,068	8,414,221
SK Innovation Co. Ltd.	23,840	4,230,313
SK Telecom Co. Ltd.	6,556	1,468,089
Woori Bank	61,320	926,392

		137,049,689
Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	79,653	3,496,790
Amadeus IT Group SA	87,016	7,432,357
Banco Bilbao Vizcaya Argentaria SA	1,161,604	8,543,524
Banco de Sabadell SA	1,665,228	2,783,291
Banco Santander SA	2,894,915	16,324,594
Bankia SA	494,084	1,948,786
CaixaBank SA	694,936	3,217,477
Ferrovial SA	121,902	2,521,725
Grifols SA	119,574	3,476,704
Iberdrola SA	1,071,526	8,337,367
Iberdrola SA, New(a)	30,615	238,211
Industria de Diseno Textil SA	246,148	8,078,557
International Consolidated Airlines Group SA	255,088	2,371,610
Red Electrica Corp. SA	194,884	4,136,357
Repsol SA	363,555	7,220,786
Siemens Gamesa Renewable Energy SA(b)	64,368	910,167
Telefonica SA	633,978	5,705,078

		86,743,381
Sweden — 0.9%
Assa Abloy AB, Class B	100,128	1,986,823
Atlas Copco AB, Class A	264,624	7,583,446
Boliden AB	132,312	3,945,319
Electrolux AB, Series B	29,800	700,015
Epiroc AB, Class A(a)	264,624	3,170,711
Essity AB, Class B	93,912	2,350,325
Hennes & Mauritz AB, Class B(b)	202,044	3,145,674
Hexagon AB, Class B	40,334	2,461,386
Investor AB, Class B	87,838	3,832,800
Lundin Petroleum AB	84,036	2,774,564
Millicom International Cellular SA, SDR	20,264	1,298,420
Nordea Bank AB	651,429	6,933,511
Sandvik AB	367,136	6,720,934
Skandinaviska Enskilda Banken AB, Class A	291,235	3,118,333
SKF AB, Class B	76,071	1,565,306
Svenska Handelsbanken AB, Class A	438,656	5,424,197
Swedbank AB, Class A	173,436	4,109,619
Telefonaktiebolaget LM Ericsson, Class B	642,488	5,036,627
Telia Co. AB	452,370	2,177,789

56	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Volvo AB, Class B	379,652	$ 6,660,561

		74,996,360
Switzerland — 2.6%
ABB Ltd., Registered	434,008	9,955,881
Adecco Group AG, Registered	33,376	2,055,827
Barry Callebaut AG, Registered	1,788	3,052,242
Cie. Financiere Richemont SA, Registered	112,206	9,860,527
Coca-Cola HBC AG	74,500	2,671,813
Credit Suisse Group AG, Registered	382,410	6,168,775
Geberit AG, Registered	8,428	3,760,250
Givaudan SA, Registered	2,980	6,992,465
Julius Baer Group Ltd.	82,350	4,528,418
Kuehne + Nagel International AG, Registered	5,364	857,969
LafargeHolcim Ltd., Registered	98,340	5,030,240
Lonza Group AG, Registered	26,820	8,270,855
Nestle SA, Registered	570,372	46,493,960
Novartis AG, Registered	407,664	34,276,719
Partners Group Holding AG	4,214	3,203,066
Roche Holding AG, NVS	127,544	31,312,696
Schindler Holding AG, Participation Certificates, NVS	4,172	972,624
Schindler Holding AG, Registered	4,768	1,079,783
SGS SA, Registered	1,192	3,113,648
Sika AG, Registered	35,040	4,987,006
Sonova Holding AG, Registered	11,920	2,200,986
Swatch Group AG (The), Bearer	7,748	3,481,904
Swiss Prime Site AG, Registered	21,070	1,933,545
Swiss Re AG	79,268	7,268,635
Swisscom AG, Registered	4,172	1,960,840
Temenos AG, Registered	15,652	2,521,711
UBS Group AG, Registered	633,535	10,440,529
Vifor Pharma AG	17,880	3,389,976
Zurich Insurance Group AG	26,250	8,079,167

		229,922,057
Taiwan — 1.3%
Acer Inc.	2,980,000	2,433,527
ASE Technology Holding Co. Ltd.	1,524,873	3,905,077
Cathay Financial Holding Co. Ltd.	1,192,000	2,051,950
Chang Hwa Commercial Bank Ltd.	4,816,861	2,847,886
China Airlines Ltd.(a)	4,172,000	1,347,785
China Development Financial Holding Corp.	10,728,000	3,924,793
China Steel Corp.	1,829,305	1,493,847
Chunghwa Telecom Co. Ltd.	1,788,140	6,191,378
CTBC Financial Holding Co. Ltd.	3,066,142	2,078,214
E.Sun Financial Holding Co. Ltd.	1,421,054	991,034
Eva Airways Corp.	3,576,639	1,764,136
Far EasTone Telecommunications Co. Ltd.	596,000	1,413,393
First Financial Holding Co. Ltd.	1,854,562	1,275,185
Formosa Plastics Corp.	614,160	2,256,909
Formosa Taffeta Co. Ltd.	1,192,000	1,261,540
Highwealth Construction Corp.	1,192,000	1,841,693
Hon Hai Precision Industry Co. Ltd.	3,127,500	8,560,936
HTC Corp.(a)	596,000	1,049,337
Hua Nan Financial Holdings Co. Ltd.	3,612,924	2,165,583
Media Tek Inc.	596,000	4,944,927
Mega Financial Holding Co. Ltd.	1,267,287	1,128,032
Nan Ya Plastics Corp.	601,830	1,669,020
SinoPac Financial Holdings Co. Ltd.	3,693,963	1,387,619
Taishin Financial Holding Co. Ltd.	1,238,861	607,007
Taiwan Business Bank	11,341,978	3,741,882

Security	Shares	Value

Taiwan (continued)
Taiwan Cooperative Financial Holding Co. Ltd.	4,578,832	$ 2,796,895
Taiwan Mobile Co. Ltd.	596,000	2,053,897
Taiwan Semiconductor Manufacturing Co. Ltd.	4,768,000	38,313,451
Uni-President Enterprises Corp.	3,026,600	7,988,152
United Microelectronics Corp.	6,556,000	3,758,339

		117,243,424
Thailand — 0.2%
Bangkok Dusit Medical Services PCL, NVDR	3,039,600	2,421,082
Bangkok Expressway & Metro PCL, NVDR	10,966,400	2,752,312
Central Pattana PCL, NVDR	1,515,500	3,450,530
Charoen Pokphand Foods PCL, NVDR	2,264,800	1,854,998
Energy Absolute PCL, NVDR(b)	774,800	832,555
Glow Energy PCL, NVDR	1,668,800	4,689,895
Indorama Ventures PCL, NVDR	1,847,633	3,304,303
Kasikornbank PCL, NVDR	233,623	1,523,781

		20,829,456
Turkey — 0.1%
Akbank Turk AS	308,728	454,696
Anadolu Efes Biracilik Ve Malt Sanayii AS	81,274	343,043
Arcelik AS	118,099	303,367
BIM Birlesik Magazalar AS	49,198	709,558
Coca-Cola Icecek AS	68,020	411,251
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,087,700	389,968
TAV Havalimanlari Holding AS	123,133	727,912
Turk Hava Yollari AO(a)	319,543	1,124,812
Turkiye Garanti Bankasi AS	566,200	820,061
Turkiye Sise ve Cam Fabrikalari AS	1,035,677	1,054,876
Turkiye Vakiflar Bankasi TAO, Class D	539,976	453,188

		6,792,732
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	536,996	1,035,060
Aldar Properties PJSC	2,422,144	1,338,620
DP World Ltd.	64,627	1,486,421
Emaar Properties PJSC	963,732	1,385,325

		5,245,426
United Kingdom — 5.6%
3i Group PLC	496,468	6,171,171
Anglo American PLC	263,432	5,987,813
Antofagasta PLC	92,380	1,215,431
Aptiv PLC	53,233	5,220,560
Ashtead Group PLC	95,360	2,928,323
Associated British Foods PLC	47,084	1,516,269
AstraZeneca PLC	244,360	18,799,635
Auto Trader Group PLC(d)	395,148	2,204,482
Aviva PLC	551,995	3,620,399
BAE Systems PLC	710,482	6,087,662
Barclays PLC	2,879,366	7,325,889
Barratt Developments PLC	174,580	1,222,889
Berkeley Group Holdings PLC	25,886	1,267,577
BHP Billiton PLC	346,276	7,969,880
BP PLC	3,419,848	25,718,169
British American Tobacco PLC	438,197	24,147,567
British Land Co. PLC (The)	180,588	1,563,924
BT Group PLC	1,537,099	4,708,039
Burberry Group PLC	91,784	2,536,780
Carnival PLC	79,060	4,589,035
Centrica PLC	1,401,792	2,735,217
Compass Group PLC	429,382	9,234,355
Diageo PLC	404,196	14,856,326

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Experian PLC	327,204	$ 8,043,397
Ferguson PLC	82,662	6,516,759
Fresnillo PLC	103,108	1,405,268
G4S PLC	303,960	1,100,466
GlaxoSmithKline PLC	920,900	19,105,589
Glencore PLC	2,203,412	9,668,144
HSBC Holdings PLC	3,462,760	33,181,339
Imperial Brands PLC	179,526	6,881,116
Intertek Group PLC	37,548	2,896,112
J Sainsbury PLC	637,569	2,734,804
Johnson Matthey PLC	75,096	3,703,872
Kingfisher PLC	296,808	1,155,166
Land Securities Group PLC	309,112	3,822,845
Legal & General Group PLC	2,112,496	7,279,596
Lloyds Banking Group PLC	11,125,532	9,103,690
London Stock Exchange Group PLC	48,160	2,777,757
Marks & Spencer Group PLC	619,244	2,501,865
Mediclinic International PLC	92,380	620,439
Melrose Industries PLC	1,029,420	2,915,389
Micro Focus International PLC	103,108	1,690,650
National Grid PLC	670,850	7,156,942
Next PLC	27,416	2,134,761
NMC Health PLC	44,700	2,225,794
Pearson PLC	230,292	2,793,084
Persimmon PLC	49,966	1,626,776
Prudential PLC	513,979	12,169,532
Randgold Resources Ltd.	30,996	2,305,367
Reckitt Benckiser Group PLC	122,808	10,949,524
RELX PLC	237,804	5,185,995
Rio Tinto PLC	228,864	12,598,418
Rolls-Royce Holdings PLC	417,200	5,423,370
Royal Bank of Scotland Group PLC(a)	619,458	2,075,315
Royal Dutch Shell PLC, Class A	712,067	24,425,521
Royal Dutch Shell PLC, Class B	741,062	25,969,346
RSA Insurance Group PLC	253,896	2,145,497
Severn Trent PLC	50,568	1,283,204
Shire PLC	186,548	10,647,091
Sky PLC	240,237	4,801,021
Smith & Nephew PLC	320,197	5,546,346
SSE PLC	248,006	4,066,525
St. James’s Place PLC	70,328	1,112,108
Standard Chartered PLC	661,560	5,970,476
Standard Life Aberdeen PLC	913,937	3,744,032
Taylor Wimpey PLC	792,084	1,817,760
Tesco PLC	1,506,806	5,144,969
Unilever PLC	264,710	15,122,020
Vedanta Ltd., ADR, NVS	249,469	3,220,645
Vodafone Group PLC	5,130,964	12,518,814
Weir Group PLC (The)	60,792	1,553,811
Wm Morrison Supermarkets PLC	820,096	2,810,965
WPP PLC	295,616	4,622,272

		491,898,956
United States — 53.6%
3M Co.	119,796	25,435,087
Abbott Laboratories	334,952	21,952,754
AbbVie Inc.	290,848	26,824,911
ABIOMED Inc.(a)	8,428	2,987,979
Accenture PLC, Class A	133,504	21,271,192
Activision Blizzard Inc.	125,160	9,189,247
Acuity Brands Inc.(b)	9,536	1,325,790

Security	Shares	Value

United States (continued)
Adobe Systems Inc.(a)	96,552	$ 23,624,343
Advance Auto Parts Inc.	17,880	2,525,192
Advanced Micro Devices Inc.(a)(b)	169,264	3,102,609
AES Corp./VA	316,633	4,230,217
Aetna Inc.	64,964	12,238,568
Aflac Inc.	191,060	8,891,932
AGCO Corp.(b)	29,979	1,889,276
Agilent Technologies Inc.	61,984	4,093,423
Air Products & Chemicals Inc.	51,256	8,414,698
Akamai Technologies Inc.(a)	44,795	3,371,272
Albemarle Corp.	22,876	2,154,919
Alexion Pharmaceuticals Inc.(a)	45,296	6,022,556
Align Technology Inc.(a)	14,900	5,314,085
Alkermes PLC(a)	33,972	1,489,672
Alleghany Corp.	4,816	3,030,564
Allergan PLC	66,752	12,288,376
Alliance Data Systems Corp.	10,132	2,278,484
Alliant Energy Corp.	71,520	3,073,214
Allstate Corp. (The)	117,412	11,168,229
Alnylam Pharmaceuticals Inc.(a)	19,072	1,811,840
Alphabet Inc., Class A(a)	53,640	65,828,081
Alphabet Inc., Class C, NVS(a)	58,408	71,097,722
Altria Group Inc.	377,864	22,173,060
Amazon.com Inc.(a)	77,056	136,962,417
Ameren Corp.	48,276	2,996,009
American Electric Power Co. Inc.	140,671	10,007,335
American Express Co.	170,457	16,963,881
American International Group Inc.	183,568	10,134,789
American Tower Corp.	80,460	11,927,390
American Water Works Co. Inc.	57,216	5,049,312
Ameriprise Financial Inc.	35,760	5,209,159
AmerisourceBergen Corp.	29,800	2,438,534
AMETEK Inc.	19,668	1,530,170
Amgen Inc.	135,292	26,591,643
Amphenol Corp., Class A	87,016	8,136,866
Anadarko Petroleum Corp.	102,655	7,509,213
Analog Devices Inc.	63,772	6,131,040
Andeavor	28,012	4,203,481
Annaly Capital Management Inc.	244,956	2,625,928
Anthem Inc.	55,480	14,036,440
Aon PLC	37,324	5,357,860
Apache Corp.	72,116	3,317,336
Apple Inc.	951,216	181,006,893
Applied Materials Inc.	225,288	10,955,755
Archer-Daniels-Midland Co.	135,919	6,559,451
Arconic Inc.	82,585	1,791,269
Arista Networks Inc.(a)	10,132	2,591,056
AT&T Inc.	1,323,189	42,302,352
Autodesk Inc.(a)	45,892	5,894,368
Autoliv Inc.(b)	19,072	1,954,117
Automatic Data Processing Inc.	97,148	13,114,009
AutoZone Inc.(a)	5,364	3,784,463
AvalonBay Communities Inc.	22,648	4,005,299
Baker Hughes a GE Co.	87,214	3,015,860
Bank of America Corp.	1,826,771	56,410,688
Bank of New York Mellon Corp. (The)	205,659	10,996,587
Baxter International Inc.	101,191	7,331,288
BB&T Corp.	143,636	7,298,145
Becton Dickinson and Co.	63,353	15,861,691
Berkshire Hathaway Inc., Class B(a)	219,328	43,398,431

58	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Best Buy Co. Inc.	60,792	$ 4,561,224
Biogen Inc.(a)	41,720	13,949,916
BioMarin Pharmaceutical Inc.(a)	35,164	3,536,092
BlackRock Inc.(f)	22,648	11,386,509
Boeing Co. (The)	106,684	38,011,509
Booking Holdings Inc.(a)	8,563	17,371,929
BorgWarner Inc.	47,680	2,194,234
Boston Properties Inc.	37,771	4,741,394
Boston Scientific Corp.(a)	321,244	10,797,011
Brighthouse Financial Inc.(a)	32,508	1,411,822
Bristol-Myers Squibb Co.	320,216	18,812,690
Broadcom Inc.	79,864	17,711,439
Brown-Forman Corp., Class B, NVS	47,558	2,531,037
Bunge Ltd.	28,012	1,936,470
CA Inc.	163,304	7,219,670
Cabot Oil & Gas Corp.	118,008	2,773,188
Cadence Design Systems Inc.(a)	57,812	2,548,931
Capital One Financial Corp.	102,655	9,682,420
Cardinal Health Inc.	82,844	4,138,058
CarMax Inc.(a)	35,760	2,670,557
Carnival Corp.	52,448	3,107,020
Caterpillar Inc.	105,031	15,103,458
CBRE Group Inc., Class A(a)	62,580	3,116,484
CBS Corp., Class B, NVS	100,128	5,273,742
Celanese Corp., Series A	18,476	2,182,200
Celgene Corp.(a)	147,808	13,316,023
Centene Corp.(a)	35,164	4,582,924
CenturyLink Inc.	184,548	3,463,966
Cerner Corp.(a)	48,276	2,996,974
CF Industries Holdings Inc.	56,620	2,515,060
CH Robinson Worldwide Inc.	45,296	4,177,650
Charles Schwab Corp. (The)	247,936	12,659,612
Charter Communications Inc., Class A(a)	36,356	11,073,310
Chemours Co. (The)	46,488	2,129,615
Cheniere Energy Inc.(a)	61,984	3,935,984
Chevron Corp.	338,324	42,720,171
Chipotle Mexican Grill Inc.(a)	5,364	2,326,152
Chubb Ltd.	85,299	11,917,976
Church & Dwight Co. Inc.	75,334	4,211,171
Cigna Corp.	54,236	9,731,023
Cisco Systems Inc.	920,820	38,941,478
CIT Group Inc.	44,104	2,334,425
Citigroup Inc.	492,892	35,434,006
Citizens Financial Group Inc.	110,260	4,386,143
Citrix Systems Inc.(a)	33,972	3,735,901
Clorox Co. (The)	26,975	3,646,211
CME Group Inc.	59,877	9,527,628
CMS Energy Corp.	69,732	3,370,845
Coca-Cola Co. (The)	709,270	33,073,260
Cognizant Technology Solutions Corp., Class A	132,312	10,783,428
Colgate-Palmolive Co.	187,741	12,580,524
Comcast Corp., Class A	911,880	32,627,066
Comerica Inc.	56,024	5,430,967
Conagra Brands Inc.	149,000	5,469,790
Concho Resources Inc.(a)	29,800	4,346,330
ConocoPhillips	212,176	15,312,742
Consolidated Edison Inc.	51,852	4,092,678
Constellation Brands Inc., Class A	33,972	7,141,934
Copart Inc.(a)	52,448	3,009,991
Corning Inc.	301,576	10,006,292

Security	Shares	Value

United States (continued)
CoStar Group Inc.(a)	8,428	$ 3,504,784
Costco Wholesale Corp.	84,036	18,379,514
Coty Inc., Class A	108,472	1,454,610
Crown Castle International Corp.	65,618	7,272,443
CSX Corp.	176,416	12,469,083
Cummins Inc.	34,103	4,870,249
CVS Health Corp.	196,799	12,764,383
Danaher Corp.	144,232	14,795,319
DaVita Inc.(a)	30,992	2,178,118
Deere & Co.	60,792	8,802,074
Dell Technologies Inc., Class V(a)	48,872	4,521,637
Delta Air Lines Inc.	45,892	2,497,443
Devon Energy Corp.	98,936	4,453,109
Diamondback Energy Inc.	25,628	3,381,615
Digital Realty Trust Inc.	32,184	3,907,781
Discover Financial Services	57,812	4,128,355
DISH Network Corp., Class A(a)	47,084	1,485,971
Dollar General Corp.	51,256	5,030,776
Dollar Tree Inc.(a)	43,508	3,971,410
Dominion Energy Inc.	140,656	10,086,442
Domino’s Pizza Inc.(b)	10,132	2,661,271
Dover Corp.	71,520	5,934,730
DowDuPont Inc.	400,586	27,548,299
DR Horton Inc.	107,876	4,714,181
DTE Energy Co.	28,608	3,105,112
Duke Energy Corp.	152,576	12,453,253
Duke Realty Corp.	88,208	2,568,617
DXC Technology Co.	60,196	5,101,009
Eaton Corp. PLC	107,280	8,922,478
eBay Inc.(a)	198,101	6,626,478
Ecolab Inc.	59,600	8,385,720
Edison International	98,447	6,559,524
Edwards Lifesciences Corp.(a)	39,932	5,688,313
Electronic Arts Inc.(a)	57,812	7,443,295
Eli Lilly & Co.	190,218	18,795,441
Emerson Electric Co.	112,159	8,106,853
Entergy Corp.	54,296	4,413,179
EOG Resources Inc.	113,240	14,601,166
EQT Corp.	53,578	2,661,755
Equifax Inc.	23,244	2,917,122
Equinix Inc.	14,028	6,162,220
Equity Residential	64,368	4,211,598
Essex Property Trust Inc.	16,092	3,869,321
Estee Lauder Companies Inc. (The), Class A	39,130	5,280,202
Everest Re Group Ltd.	11,324	2,472,595
Eversource Energy	46,956	2,851,168
Exelon Corp.	173,436	7,371,030
Expedia Group Inc.	21,456	2,871,671
Expeditors International of Washington Inc.	67,348	5,129,897
Express Scripts Holding Co.(a)	118,604	9,424,274
Extra Space Storage Inc.(b)	40,528	3,808,416
Exxon Mobil Corp.	753,774	61,440,119
F5 Networks Inc.(a)	21,035	3,604,978
Facebook Inc., Class A(a)	442,470	76,361,473
Fastenal Co.	46,354	2,638,933
Federal Realty Investment Trust	13,708	1,720,354
FedEx Corp.	56,024	13,774,621
Fidelity National Financial Inc.	54,236	2,196,558
Fidelity National Information Services Inc.	44,700	4,609,911
Fifth Third Bancorp	190,124	5,625,769

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
First Data Corp., Class A(a)	74,500	$ 1,732,870
First Republic Bank/CA	53,640	5,302,850
FirstEnergy Corp.	101,916	3,610,884
FleetCor Technologies Inc.(a)	16,688	3,621,296
Fluor Corp.	44,930	2,302,663
FMC Corp.	24,436	2,196,308
Ford Motor Co.	600,354	6,027,554
Fortive Corp.	85,593	7,025,473
Franklin Resources Inc.	135,292	4,643,221
Freeport-McMoRan Inc.	258,664	4,267,956
Gap Inc. (The)	55,428	1,672,263
Gartner Inc.(a)	19,072	2,582,921
General Dynamics Corp.	59,004	11,786,639
General Electric Co.	1,594,300	21,730,309
General Mills Inc.	135,888	6,259,001
General Motors Co.	219,128	8,307,142
GGP Inc.	116,186	2,477,086
Gilead Sciences Inc.	237,804	18,508,285
Goldman Sachs Group Inc. (The)	73,904	17,547,027
Halliburton Co.	183,568	7,786,955
Hanesbrands Inc.	64,964	1,446,099
Harley-Davidson Inc.	35,760	1,533,746
Harris Corp.	23,840	3,932,408
Hartford Financial Services Group Inc. (The)	80,528	4,243,826
HCA Healthcare Inc.	52,046	6,465,675
HCP Inc.	92,976	2,408,078
Helmerich & Payne Inc.	35,760	2,193,876
Hershey Co. (The)	19,898	1,954,183
Hess Corp.	66,156	4,341,818
Hewlett Packard Enterprise Co.	321,840	4,969,210
HollyFrontier Corp.	44,104	3,289,276
Home Depot Inc. (The)	220,520	43,557,110
Honeywell International Inc.	124,039	19,802,826
Hormel Foods Corp.	54,832	1,972,307
Host Hotels & Resorts Inc.(b)	95,360	1,996,838
HP Inc.	378,060	8,725,625
Humana Inc.	26,820	8,426,308
IAC/InterActiveCorp.(a)	14,900	2,194,025
IDEXX Laboratories Inc.(a)	15,496	3,795,435
IHS Markit Ltd.(a)	87,892	4,660,913
Illinois Tool Works Inc.	84,632	12,130,305
Illumina Inc.(a)	30,992	10,052,565
Incyte Corp.(a)	38,144	2,538,102
Ingersoll-Rand PLC	79,268	7,808,691
Intel Corp.	855,856	41,166,674
Intercontinental Exchange Inc.	95,956	7,092,108
International Business Machines Corp.	166,880	24,185,918
International Flavors & Fragrances Inc.	14,304	1,898,999
International Paper Co.	119,200	6,404,616
Intuit Inc.	63,176	12,903,066
Intuitive Surgical Inc.(a)	19,668	9,995,081
IPG Photonics Corp.(a)	9,536	1,564,285
Jacobs Engineering Group Inc.	59,834	4,046,573
Jazz Pharmaceuticals PLC(a)(b)	10,728	1,856,802
JM Smucker Co. (The)	21,070	2,341,298
Johnson & Johnson	499,448	66,186,849
Johnson Controls International PLC	209,792	7,869,298
JPMorgan Chase & Co.	657,984	75,635,261
Juniper Networks Inc.	100,755	2,653,887
Kansas City Southern	18,726	2,177,272

Security	Shares	Value

United States (continued)
Kellogg Co.	86,420	$ 6,138,413
KeyCorp.	206,812	4,316,166
Kimberly-Clark Corp.	80,034	9,112,671
Kimco Realty Corp.	108,472	1,810,398
Kinder Morgan Inc./DE	357,004	6,347,531
KLA-Tencor Corp.	27,692	3,251,595
Kohl’s Corp.	45,296	3,346,016
Kraft Heinz Co. (The)	96,320	5,803,280
Kroger Co. (The)	190,124	5,513,596
L Brands Inc.	45,892	1,453,400
L3 Technologies Inc.	30,992	6,645,924
Laboratory Corp. of America Holdings(a)	41,124	7,210,682
Lam Research Corp.	31,304	5,967,795
Las Vegas Sands Corp.	64,988	4,672,637
Leidos Holdings Inc.	31,906	2,183,009
Lennar Corp., Class A	61,984	3,239,904
Liberty Broadband Corp., Class C, NVS(a)	38,144	3,031,304
Liberty Global PLC, Series A(a)(b)	67,944	1,918,059
Liberty Global PLC, Series C, NVS(a)	77,480	2,102,807
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	57,216	2,016,864
Lincoln National Corp.	74,730	5,089,113
LKQ Corp.(a)	67,944	2,277,483
Lockheed Martin Corp.	55,428	18,075,071
Lowe’s Companies Inc.	159,728	15,867,380
Lululemon Athletica Inc.(a)	24,436	2,931,098
LyondellBasell Industries NV, Class A	69,732	7,725,608
M&T Bank Corp.	25,628	4,442,614
Macerich Co. (The)	35,164	2,076,786
Macy’s Inc.	73,308	2,912,527
Marathon Oil Corp.	184,164	3,889,544
Marathon Petroleum Corp.	119,796	9,683,111
Marriott International Inc./MD, Class A	83,440	10,666,970
Marsh & McLennan Companies Inc.	112,048	9,340,321
Martin Marietta Materials Inc.	13,112	2,614,795
Marvell Technology Group Ltd.	85,228	1,816,209
Masco Corp.	75,096	3,028,622
Mastercard Inc., Class A	161,212	31,919,976
Mattel Inc.(b)	85,228	1,352,568
McCormick & Co. Inc./MD, NVS	27,692	3,254,918
McDonald’s Corp.	165,092	26,008,594
McKesson Corp.	48,276	6,063,466
Medtronic PLC	260,452	23,500,584
MercadoLibre Inc.	8,344	2,861,241
Merck & Co. Inc.	504,216	33,212,708
MetLife Inc.	150,192	6,869,782
MGM Resorts International	102,075	3,202,093
Michael Kors Holdings Ltd.(a)	38,144	2,545,349
Microchip Technology Inc.	45,296	4,232,005
Micron Technology Inc.(a)	221,227	11,678,573
Microsoft Corp.	1,393,448	147,816,964
Mid-America Apartment Communities Inc.	42,912	4,324,671
Molson Coors Brewing Co., Class B	30,992	2,076,464
Mondelez International Inc., Class A	281,350	12,204,963
Monster Beverage Corp.(a)	94,764	5,687,735
Moody’s Corp.	57,812	9,892,789
Morgan Stanley	238,400	12,053,504
Mosaic Co. (The)	74,500	2,243,195
Motorola Solutions Inc.	55,428	6,723,416
Mylan NV(a)	92,708	3,458,935

60	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
National Oilwell Varco Inc.	82,248	$ 3,998,898
Nektar Therapeutics(a)	34,568	1,818,277
NetApp Inc.	58,827	4,560,269
Netflix Inc.(a)	82,844	27,955,708
New York Community Bancorp. Inc.	217,540	2,342,906
Newell Brands Inc.	101,916	2,669,180
Newfield Exploration Co.(a)	54,832	1,574,775
Newmont Mining Corp.	68,540	2,514,047
News Corp., Class A, NVS	85,484	1,288,244
NextEra Energy Inc.	90,778	15,208,946
NIKE Inc., Class B	241,380	18,564,536
Noble Energy Inc.	113,836	4,108,341
Nordstrom Inc.	26,224	1,374,400
Norfolk Southern Corp.	66,156	11,180,364
Northern Trust Corp.	63,176	6,900,083
Northrop Grumman Corp.	38,144	11,461,891
Nucor Corp.	88,804	5,943,652
NVIDIA Corp.	110,856	27,144,200
O’Reilly Automotive Inc.(a)	17,880	5,471,280
Occidental Petroleum Corp.	148,849	12,492,897
OGE Energy Corp.	76,884	2,786,276
Omnicom Group Inc.	49,468	3,404,882
ONEOK Inc.	81,270	5,724,659
Oracle Corp.	588,848	28,076,273
PACCAR Inc.	101,320	6,658,750
Palo Alto Networks Inc.(a)	20,264	4,017,541
Parker-Hannifin Corp.	47,680	8,060,304
Paychex Inc.	125,756	8,679,679
PayPal Holdings Inc.(a)	223,133	18,328,145
Pentair PLC	35,463	1,583,423
People’s United Financial Inc.	226,352	4,126,397
PepsiCo Inc.	268,201	30,843,115
Perrigo Co. PLC	30,992	2,495,476
Pfizer Inc.	1,110,944	44,359,994
PG&E Corp.	127,158	5,477,967
Philip Morris International Inc.	284,888	24,585,834
Phillips 66	97,744	12,055,745
Pinnacle West Capital Corp.	35,164	2,828,241
Pioneer Natural Resources Co.	30,992	5,865,856
PNC Financial Services Group Inc. (The)(f)	90,751	13,143,467
PPG Industries Inc.	51,256	5,671,989
PPL Corp.	122,851	3,534,423
Praxair Inc.	69,732	11,680,110
Principal Financial Group Inc.	105,031	6,100,200
Procter & Gamble Co. (The)	441,083	35,674,793
Progressive Corp. (The)	107,876	6,473,639
Prologis Inc.	85,824	5,631,771
Prudential Financial Inc.	79,864	8,059,076
Public Service Enterprise Group Inc.	126,415	6,517,957
Public Storage	29,800	6,491,334
PulteGroup Inc.	102,512	2,920,567
PVH Corp.	14,900	2,287,448
Qorvo Inc.(a)	29,204	2,387,719
QUALCOMM Inc.	273,564	17,532,717
Quest Diagnostics Inc.	56,660	6,103,415
Qurate Retail Inc.(a)	94,168	2,004,837
Ralph Lauren Corp.	13,112	1,769,858
Raytheon Co.	67,348	13,336,924
Realty Income Corp.	67,348	3,755,998
Red Hat Inc.(a)	36,952	5,218,731

Security	Shares	Value

United States (continued)
Regeneron Pharmaceuticals Inc.(a)	16,688	$ 6,141,351
Regions Financial Corp.	290,848	5,412,681
Republic Services Inc.	33,376	2,419,092
Rockwell Automation Inc.	13,708	2,571,072
Ross Stores Inc.	66,156	5,784,019
Royal Caribbean Cruises Ltd.	36,356	4,099,503
S&P Global Inc.	67,348	13,499,233
salesforce.com Inc.(a)	116,788	16,017,474
SBA Communications Corp.(a)	34,099	5,396,167
SCANA Corp.	41,124	1,644,549
Schlumberger Ltd.	243,764	16,458,945
Seagate Technology PLC	61,388	3,230,237
Sempra Energy	44,301	5,120,753
ServiceNow Inc.(a)	34,568	6,082,585
Sherwin-Williams Co. (The)	12,040	5,306,389
Signature Bank/New York NY	15,496	1,700,066
Simon Property Group Inc.	72,715	12,813,110
Sirius XM Holdings Inc.(b)	404,088	2,836,698
Skyworks Solutions Inc.	47,680	4,509,574
SL Green Realty Corp.	22,052	2,273,782
Southern Co. (The)	168,834	8,205,332
Southwest Airlines Co.	38,740	2,253,118
Splunk Inc.(a)	34,568	3,321,985
Sprint Corp.(a)(b)	228,864	1,242,732
Square Inc., Class A(a)(b)	63,176	4,084,328
SS&C Technologies Holdings Inc.	46,488	2,467,118
Starbucks Corp.	295,020	15,456,098
State Street Corp.	63,586	5,615,280
Stryker Corp.	75,096	12,259,422
SunTrust Banks Inc.	97,744	7,044,410
SVB Financial Group(a)	11,324	3,486,433
Symantec Corp.	140,656	2,844,064
Synchrony Financial	152,589	4,415,926
Sysco Corp.	115,723	7,777,743
T-Mobile U.S. Inc.(a)	43,344	2,600,640
T Rowe Price Group Inc.	67,944	8,090,772
Take-Two Interactive Software Inc.(a)	29,800	3,367,996
Tapestry Inc.	70,924	3,341,939
Targa Resources Corp.	56,620	2,891,583
Target Corp.	111,452	8,991,947
TD Ameritrade Holding Corp.	40,936	2,339,492
TE Connectivity Ltd.	106,684	9,982,422
TechnipFMC PLC	96,922	3,154,811
Tesla Inc.(a)(b)	25,032	7,463,040
Texas Instruments Inc.	188,958	21,034,805
Textron Inc.	89,605	6,117,333
Thermo Fisher Scientific Inc.	85,824	20,128,303
Tiffany & Co.	24,436	3,361,416
TJX Companies Inc. (The)	138,868	13,506,302
Toll Brothers Inc.	80,460	2,837,020
Tractor Supply Co.	33,376	2,604,663
TransDigm Group Inc.	8,940	3,357,328
TransUnion	40,936	2,963,766
Travelers Companies Inc. (The)	53,044	6,903,146
Trimble Inc.(a)	71,520	2,524,656
TripAdvisor Inc.(a)(b)	29,204	1,693,540
Twenty-First Century Fox Inc., Class A, NVS	307,701	13,846,545
Twitter Inc.(a)	135,292	4,311,756
Tyson Foods Inc., Class A	60,196	3,470,299
U.S. Bancorp	330,889	17,540,426

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
UDR Inc.	73,308	$ 2,820,892
Ulta Salon Cosmetics & Fragrance Inc.(a)	13,708	3,350,098
Under Armour Inc., Class A(a)	36,952	737,931
Under Armour Inc., Class C, NVS(a)(b)	44,700	837,678
Union Pacific Corp.	157,344	23,584,292
United Continental Holdings Inc.(a)	17,284	1,389,634
United Parcel Service Inc., Class B	117,992	14,146,061
United Rentals Inc.(a)	17,284	2,571,859
United Technologies Corp.	143,636	19,497,151
UnitedHealth Group Inc.	182,972	46,332,170
Valero Energy Corp.	99,532	11,779,612
Varian Medical Systems Inc.(a)	38,144	4,403,725
Veeva Systems Inc., Class A(a)	25,628	1,938,246
Ventas Inc.	66,752	3,763,478
VeriSign Inc.(a)	50,660	7,357,352
Verisk Analytics Inc.(a)	31,906	3,529,442
Verizon Communications Inc.	731,430	37,771,045
Vertex Pharmaceuticals Inc.(a)	52,448	9,181,022
VF Corp.	51,852	4,774,014
Viacom Inc., Class B, NVS	85,228	2,475,873
Visa Inc., Class A	362,684	49,593,410
Vornado Realty Trust	65,008	4,675,375
Vulcan Materials Co.	39,932	4,472,384
Walmart Inc.	261,644	23,346,494
Walgreens Boots Alliance Inc.	175,820	11,888,948
Walt Disney Co. (The)	287,272	32,622,608
Waste Management Inc.	81,056	7,295,040
Waters Corp.(a)	22,648	4,467,771
WEC Energy Group Inc.	56,024	3,718,313
Wells Fargo & Co.	876,716	50,227,060
Welltower Inc.(b)	59,600	3,730,960
Western Digital Corp.	53,578	3,758,497
Western Union Co. (The)	180,588	3,640,654
WestRock Co.	55,384	3,211,164
Weyerhaeuser Co.	123,075	4,206,704
Whirlpool Corp.	23,840	3,125,424
Williams Companies Inc. (The)	159,132	4,734,177
Willis Towers Watson PLC	24,682	3,934,804
Workday Inc., Class A(a)	26,224	3,252,300
Worldpay Inc., Class A(a)	59,600	4,898,524
WW Grainger Inc.	8,344	2,891,697
Wynn Resorts Ltd.	22,648	3,777,233
Xcel Energy Inc.	71,638	3,356,957
Xerox Corp.	81,185	2,108,374
XL Group Ltd.	54,236	3,049,690
XPO Logistics Inc.(a)	25,032	2,496,191
Xylem Inc./NY	74,643	5,714,668
Yum! Brands Inc.	99,532	7,891,892
Zillow Group Inc., Class C, NVS(a)(b)	36,952	2,058,226
Zimmer Biomet Holdings Inc.	51,256	6,433,653
Zoetis Inc.	85,824	7,422,060

		4,727,664,288

Total Common Stocks — 98.6% (Cost: $7,380,203,790)		8,704,426,448

Security	Shares	Value

Investment Companies

India — 0.3%
iShares MSCI India ETF(f)	821,541	$ 29,271,506

Total Investment Companies — 0.3% (Cost: $28,895,607)		29,271,506

Preferred Stocks

Brazil — 0.3%
Banco Bradesco SA, Preference Shares, NVS	863,401	7,016,792
Cia. Brasileira de Distribuicao, Preference Shares, NVS	82,671	1,829,847
Cia. Energetica de Minas Gerais, Preference Shares, NVS	479,254	1,049,941
Itau Unibanco Holding SA, Preference Shares, NVS	636,572	7,625,342
Itausa-Investimentos Itau SA, Preference Shares, NVS	1,039,085	2,882,159
Lojas Americanas SA, Preference Shares, NVS	298,060	1,439,263
Petroleo Brasileiro SA, Preference Shares, NVS	1,192,000	6,257,234
Telefonica Brasil SA, Preference Shares, NVS	59,600	651,425

		28,752,003
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	143,040	1,643,646

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	33,110	4,154,905
Porsche Automobil Holding SE, Preference Shares, NVS	44,548	3,017,945
Volkswagen AG, Preference Shares, NVS	40,528	7,218,243

		14,391,093
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	819,500	546,548

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	160,066	5,473,137

Total Preferred Stocks — 0.6% (Cost: $47,544,668)		50,806,427

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(f)(g)(h)	99,691,762	99,721,670
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(f)(g)	8,855,950	8,855,950

		108,577,620

Total Short-Term Investments — 1.3% (Cost: $108,547,712)		108,577,620

Total Investments in Securities — 100.8% (Cost: $7,565,191,777)		8,893,082,001

Other Assets, Less Liabilities — (0.8)%		(66,596,796)

Net Assets — 100.0%		$ 8,826,485,205

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

62	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ETF

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased	Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	145,783,936	—	(46,092,174	)(b)	99,691,762	$99,721,670	$1,068,784	(c)	$(2,260)	$(944)
BlackRock Cash Funds: Treasury, SL Agency Shares	14,035,462	—	(5,179,512	)(b)	8,855,950	8,855,950	133,635		—	—
BlackRock Inc.	20,558	4,104	(2,014)		22,648	11,386,509	236,265		506,196	1,179,257
iShares MSCI India ETF	—	821,541	—		821,541	29,271,506	11,679		—	375,899
PNC Financial Services Group Inc. (The)	83,473	16,586	(9,308)		90,751	13,143,467	287,832		619,435	839,796

						$162,379,102	$1,738,195		$1,123,371	$2,394,008

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)

Long Contracts
MSCI EAFE E-Mini	125	09/21/18	$12,527	$(12,464)
MSCI Emerging Markets E-Mini	82	09/21/18	4,495	(39,814)
S&P 500 E-Mini	150	09/21/18	21,128	255,172

				$202,894

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$255,172

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$52,278

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ETF

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$2,278,678

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$202,894

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$25,680,832

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,696,741,375	$7,669,532	$15,541	$8,704,426,448
Investment Companies	29,271,506	—	—	29,271,506
Preferred Stocks	50,806,427	—	—	50,806,427
Money Market Funds	108,577,620	—	—	108,577,620

	$8,885,396,928	$7,669,532	$15,541	$8,893,082,001

Derivative financial instruments(a)
Assets
Futures Contracts	$255,172	$—	$—	$255,172
Liabilities
Futures Contracts	(52,278)	—	—	(52,278)

	$202,894	$—	$—	$202,894

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

64	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.7%
AGL Energy Ltd.	100,750	$ 1,646,997
Alumina Ltd.	589,550	1,240,308
Amcor Ltd./Australia	198,575	2,224,643
AMP Ltd.	455,000	1,150,040
Aristocrat Leisure Ltd.	90,675	2,170,531
ASX Ltd.	48,750	2,380,655
Aurizon Holdings Ltd.	475,551	1,608,537
Australia & New Zealand Banking Group Ltd.	408,886	8,906,198
Bank of Queensland Ltd.	103,350	853,586
Bendigo & Adelaide Bank Ltd.	116,675	1,015,681
BHP Billiton Ltd.	471,900	12,229,251
BlueScope Steel Ltd.	73,125	960,017
Boral Ltd.	283,159	1,399,827
Brambles Ltd.	302,900	2,224,737
Commonwealth Bank of Australia	246,675	13,714,854
Computershare Ltd.	118,625	1,604,100
Crown Resorts Ltd.	98,805	991,597
CSL Ltd.	70,525	10,307,924
Fortescue Metals Group Ltd.	297,700	967,125
Goodman Group	267,800	1,917,164
Healthscope Ltd.	306,475	496,677
Insurance Australia Group Ltd.	466,050	2,785,551
James Hardie Industries PLC	64,675	1,033,707
LendLease Group	52,650	787,888
Macquarie Group Ltd.	55,578	5,074,515
Medibank Pvt Ltd.	533,000	1,232,282
Mirvac Group	830,133	1,407,035
National Australia Bank Ltd.	389,026	8,193,090
Newcrest Mining Ltd.	119,045	1,914,213
Oil Search Ltd.	205,202	1,369,873
Orica Ltd.	77,350	1,010,885
Origin Energy Ltd.(a)	324,882	2,359,624
QBE Insurance Group Ltd.	237,358	1,782,164
Rio Tinto Ltd.	61,511	3,713,054
Santos Ltd.(a)	311,888	1,479,251
Scentre Group	845,000	2,669,735
SEEK Ltd.	62,725	996,478
Sonic Healthcare Ltd.	90,350	1,751,694
South32 Ltd.	863,525	2,291,742
Stockland	345,475	1,065,828
Suncorp Group Ltd.	249,600	2,777,723
Sydney Airport	302,575	1,590,285
Tabcorp Holdings Ltd.	245,233	851,370
Telstra Corp. Ltd.	563,877	1,190,489
Transurban Group	395,073	3,436,258
Treasury Wine Estates Ltd.	120,250	1,646,634
Wesfarmers Ltd.	172,250	6,333,384
Westpac Banking Corp.	485,875	10,640,935
Woodside Petroleum Ltd.	125,402	3,369,109
Woolworths Group Ltd.	209,300	4,681,811

		149,447,056
Austria — 0.2%
Erste Group Bank AG	44,525	1,925,487
OMV AG	22,425	1,268,888
Raiffeisen Bank International AG	29,250	976,410
voestalpine AG	18,537	929,817

		5,100,602

Security	Shares	Value

Belgium — 0.8%
Ageas	45,853	$ 2,459,867
Anheuser-Busch InBev SA/NV	113,626	11,511,981
Groupe Bruxelles Lambert SA	16,575	1,762,489
KBC Group NV	39,129	3,010,684
Solvay SA	13,720	1,882,225
UCB SA	24,441	2,100,751
Umicore SA	35,430	2,072,744

		24,800,741
Brazil — 1.0%
Ambev SA	715,000	3,694,289
B3 SA - Brasil, Bolsa, Balcao	379,871	2,405,636
Banco do Brasil SA	130,000	1,124,672
BB Seguridade Participacoes SA	98,100	639,524
BR Malls Participacoes SA(a)	185,755	491,997
BRF SA(a)	65,059	392,261
CCR SA	227,500	637,689
Cia. de Saneamento Basico do Estado de Sao Paulo	65,000	432,566
Cia. Siderurgica Nacional SA(a)	162,500	397,096
Cielo SA	201,024	767,890
EDP - Energias do Brasil SA	162,500	590,453
Embraer SA	130,000	666,152
Engie Brasil Energia SA	32,500	323,473
Fibria Celulose SA	32,500	640,198
Hypera SA	65,000	480,149
JBS SA	97,500	234,105
Klabin SA, NVS	97,500	524,270
Kroton Educacional SA	267,444	804,471
Localiza Rent a Car SA	65,000	410,938
Lojas Renner SA	145,200	1,193,557
Natura Cosmeticos SA	32,500	251,754
Petroleo Brasileiro SA	487,500	2,847,151
Raia Drogasil SA	32,500	643,313
Rumo SA(a)	195,000	770,833
Suzano Papel e Celulose SA	65,000	770,833
TIM Participacoes SA	134,660	444,487
Ultrapar Participacoes SA	65,000	703,353
Vale SA	498,999	7,284,444

		30,567,554
Canada — 6.6%
Agnico Eagle Mines Ltd.	37,050	1,550,864
Alimentation Couche-Tard Inc., Class B	68,710	3,153,166
ARC Resources Ltd.	72,150	856,158
Bank of Montreal	94,262	7,464,942
Bank of Nova Scotia (The)	171,925	10,179,492
Barrick Gold Corp.	183,083	2,050,192
Bausch Health Companies Inc.(a)	49,075	1,065,553
BCE Inc.	25,350	1,076,304
BlackBerry Ltd.(a)	91,325	895,714
Bombardier Inc., Class B(a)	369,525	1,390,685
Brookfield Asset Management Inc., Class A	122,525	5,165,436
Cameco Corp.	84,825	916,006
Canadian Imperial Bank of Commerce	63,756	5,813,450
Canadian National Railway Co.	115,402	10,292,228
Canadian Natural Resources Ltd.	167,700	6,156,728
Canadian Pacific Railway Ltd.	22,425	4,443,319
Canadian Tire Corp. Ltd., Class A, NVS	9,750	1,326,734
Canadian Utilities Ltd., Class A, NVS	32,825	818,104
CCL Industries Inc., Class B, NVS	24,415	1,237,627
Cenovus Energy Inc.	156,650	1,570,109

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
CGI Group Inc., Class A(a)	31,200	$ 2,012,424
Constellation Software Inc./Canada	3,250	2,353,954
Crescent Point Energy Corp.	94,901	646,522
Dollarama Inc.	59,475	2,146,947
Empire Co. Ltd., Class A, NVS	36,075	743,112
Enbridge Inc.	235,950	8,372,419
Encana Corp.	163,150	2,249,265
Fairfax Financial Holdings Ltd.	4,875	2,752,016
Finning International Inc.	47,125	1,232,778
First Quantum Minerals Ltd.	114,769	1,788,528
Fortis Inc./Canada	62,815	2,063,439
Franco-Nevada Corp.	30,550	2,238,925
George Weston Ltd.	9,146	760,200
Gildan Activewear Inc.(b)	51,027	1,313,299
Goldcorp Inc.	124,906	1,559,886
Great-West Lifeco Inc.	50,412	1,244,812
H&R REIT	139,425	2,160,980
Husky Energy Inc.	65,325	1,109,823
Imperial Oil Ltd.	52,975	1,812,624
Kinross Gold Corp.(a)	241,800	872,857
Loblaw Companies Ltd.	40,682	2,149,084
Lundin Mining Corp.(b)	100,425	555,346
Magna International Inc.	52,975	3,224,070
Manulife Financial Corp.	304,878	5,657,337
Metro Inc.	40,625	1,368,520
National Bank of Canada	48,770	2,388,681
Nutrien Ltd.	94,250	5,114,257
Onex Corp.	17,360	1,298,267
Open Text Corp.	52,000	1,933,426
Pembina Pipeline Corp.	77,742	2,794,413
Power Corp. of Canada	76,726	1,743,719
Power Financial Corp.	47,147	1,104,442
PrairieSky Royalty Ltd.	45,825	868,634
Restaurant Brands International Inc.	31,582	2,013,049
RioCan REIT	24,069	458,827
Rogers Communications Inc., Class B, NVS	67,345	3,430,354
Royal Bank of Canada	205,400	16,020,253
Saputo Inc.	50,134	1,669,978
Seven Generations Energy Ltd., Class A(a)	48,750	556,394
Shaw Communications Inc., Class B, NVS	65,650	1,371,994
Shopify Inc., Class A(a)(b)	14,950	2,080,829
SNC-Lavalin Group Inc.	36,728	1,625,115
Sun Life Financial Inc.	105,300	4,302,581
Suncor Energy Inc.	246,165	10,357,080
Teck Resources Ltd., Class B	82,875	2,159,715
TELUS Corp.	37,988	1,387,350
Thomson Reuters Corp.	51,719	2,144,233
Toronto-Dominion Bank (The)	248,625	14,736,092
Tourmaline Oil Corp.	40,667	802,720
TransCanada Corp.	117,325	5,272,416
Turquoise Hill Resources Ltd.(a)	202,911	562,603
Vermilion Energy Inc.	21,450	737,735
Wheaton Precious Metals Corp.	69,225	1,449,365

		210,196,500
Chile — 0.3%
Aguas Andinas SA, Class A	1,398,532	811,321
Banco de Chile	2,430,914	377,140
Banco de Credito e Inversiones SA	9,315	641,500
Banco Santander Chile	9,225,450	758,027
Cencosud SA	163,150	445,517

Security	Shares	Value

Chile (continued)
Colbun SA	2,060,175	$ 458,246
Empresas CMPC SA	203,891	822,295
Empresas COPEC SA	47,125	753,873
Enel Americas SA	5,113,550	900,033
Enel Chile SA	7,003,100	741,581
Itau CorpBanca	26,796,900	282,295
Latam Airlines Group SA	53,701	609,542
SACI Falabella	107,289	994,536

		8,595,906
China — 7.7%
3SBio Inc.(c)	162,500	346,655
51job Inc., ADR(a)	9,425	864,932
58.com Inc., ADR(a)	15,925	1,071,115
AAC Technologies Holdings Inc.	122,000	1,554,705
Agricultural Bank of China Ltd., Class A	455,000	243,016
Agricultural Bank of China Ltd., Class H	2,275,000	1,101,674
Air China Ltd., Class H	656,000	603,572
Alibaba Group Holding Ltd., ADR(a)(b)	169,975	31,824,419
Alibaba Pictures Group Ltd.(a)(b)	3,250,000	385,172
Aluminum Corp. of China Ltd., Class H(a)	650,000	295,712
Anhui Conch Cement Co. Ltd., Class H	162,500	1,040,585
ANTA Sports Products Ltd.	326,000	1,661,750
Autohome Inc., ADR	9,425	911,869
AviChina Industry & Technology Co. Ltd., Class H	987,000	606,251
BAIC Motor Corp. Ltd., Class H(c)	162,500	135,017
Baidu Inc., ADR(a)	39,975	9,881,020
Bank of China Ltd., Class H	11,700,000	5,486,833
Bank of Communications Co. Ltd., Class A	260,000	219,363
Bank of Communications Co. Ltd., Class H	1,336,800	964,208
Beijing Capital International Airport Co. Ltd., Class H	656,000	745,687
Beijing Enterprises Water Group Ltd.(b)	1,300,000	709,047
Brilliance China Automotive Holdings Ltd.	656,000	856,036
BYD Co. Ltd., Class H(b)	106,000	599,759
China Communications Construction Co. Ltd., Class H	650,000	718,159
China Conch Venture Holdings Ltd.	162,500	611,926
China Construction Bank Corp., Class H	13,975,050	12,662,254
China Everbright International Ltd.	650,000	791,880
China Everbright Ltd.	650,000	1,148,060
China Evergrande Group(a)	650,000	1,793,326
China First Capital Group Ltd.(a)	650,000	422,446
China Galaxy Securities Co. Ltd., Class H	650,000	336,300
China Gas Holdings Ltd.	260,000	1,053,631
China Huishan Dairy Holdings Co. Ltd.(a)(d)	930,700	17,791
China International Capital Corp. Ltd., Class H(c)	130,000	223,979
China Jinmao Holdings Group Ltd.	1,504,000	722,566
China Life Insurance Co. Ltd., Class H	1,300,000	3,243,725
China Longyuan Power Group Corp. Ltd., Class H	650,000	605,506
China Mengniu Dairy Co. Ltd.	325,000	1,006,416
China Merchants Bank Co. Ltd., Class A	65,000	270,770
China Merchants Bank Co. Ltd., Class H	703,593	2,748,147
China Merchants Port Holdings Co. Ltd.	650,000	1,345,202
China Minsheng Banking Corp. Ltd., Class A	234,098	208,844
China Minsheng Banking Corp. Ltd., Class H	1,366,240	1,011,559
China Mobile Ltd.	975,000	8,796,824
China Molybdenum Co. Ltd., Class H	975,000	496,996
China National Building Material Co. Ltd., Class H	644,000	698,399
China Overseas Land & Investment Ltd.	650,000	2,041,824
China Pacific Insurance Group Co. Ltd., Class H	455,000	1,774,275
China Petroleum & Chemical Corp., Class A	227,998	226,151
China Petroleum & Chemical Corp., Class H	3,901,000	3,763,222

66	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Resources Beer Holdings Co. Ltd.	650,000	$ 2,923,992
China Resources Land Ltd.	751,333	2,747,909
China Shenhua Energy Co. Ltd., Class H	487,500	1,099,603
China State Construction International Holdings Ltd.	656,000	781,634
China Taiping Insurance Holdings Co. Ltd.	260,000	889,622
China Telecom Corp. Ltd., Class H	1,950,000	921,927
China Unicom Hong Kong Ltd.	1,300,000	1,601,983
China Vanke Co. Ltd., Class A	65,000	222,415
China Vanke Co. Ltd., Class H	251,700	803,487
Chong Sing Holdings FinTech Gr(a)	6,500,000	496,996
CIFI Holdings Group Co. Ltd.	650,000	422,446
CITIC Ltd.	325,000	458,893
CITIC Securities Co. Ltd., Class H	325,000	648,579
CNOOC Ltd.	2,600,000	4,347,056
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	812,500	339,614
Country Garden Holdings Co. Ltd.	1,300,828	2,015,772
CRRC Corp. Ltd., Class H	650,000	569,888
CSPC Pharmaceutical Group Ltd.	650,000	1,698,069
Ctrip.com International Ltd., ADR(a)	56,875	2,340,406
Dali Foods Group Co. Ltd.(c)	162,500	136,260
Dongfeng Motor Group Co. Ltd., Class H	650,000	651,893
Fang Holdings Ltd., ADR(a)	21,775	70,551
Fosun International Ltd.	576,500	1,053,505
Fullshare Holdings Ltd.(b)	2,437,500	1,074,753
GCL-Poly Energy Holdings Ltd.(a)	2,275,000	200,041
GDS Holdings Ltd., ADR(a)(b)	11,700	255,411
Geely Automobile Holdings Ltd.	650,000	1,482,704
GOME Retail Holdings Ltd.(a)(b)	3,680,320	389,271
Great Wall Motor Co. Ltd., Class H(b)	368,500	264,383
Guangdong Investment Ltd.	650,000	1,119,897
Guangzhou Automobile Group Co. Ltd., Class H	1,000,028	937,946
Guangzhou R&F Properties Co. Ltd., Class H	260,400	467,895
Haitong Securities Co. Ltd., Class H	390,000	393,621
Hanergy Thin Film Power Group Ltd.(a)(d)	7,401	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	32,500	164,903
Hengan International Group Co. Ltd.	162,500	1,446,465
HengTen Networks Group Ltd.(a)(b)	9,100,000	289,914
Huaneng Power International Inc., Class H	650,000	487,884
Huazhu Group Ltd., ADR(b)	19,175	767,192
Industrial & Commercial Bank of China Ltd., Class H	10,075,285	7,459,703
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	65,499	254,108
Inner Mongolia Yitai Coal Co. Ltd., Class B	390,000	513,240
JD.com Inc., ADR(a)	95,875	3,438,077
Jiangxi Copper Co. Ltd., Class H	325,000	410,021
Kaisa Group Holdings Ltd.	325,000	131,290
Kingboard Laminates Holdings Ltd.	162,500	194,243
KWG Property Holdings Ltd.	162,500	184,717
Legend Holdings Corp., Class H(c)	32,500	96,914
Lenovo Group Ltd.	1,300,000	720,644
Longfor Group Holdings Ltd.	487,500	1,369,844
Luye Pharma Group Ltd.(b)	162,500	158,003
Meitu Inc.(a)(c)	487,500	375,853
Midea Group Co. Ltd., Class A	32,500	227,040
Momo Inc., ADR(a)	18,525	759,895
NetEase Inc., ADR	13,210	3,408,180
New China Life Insurance Co. Ltd., Class H	97,500	448,539
New Oriental Education & Technology Group Inc., ADR	25,469	2,191,353
Noah Holdings Ltd., ADR(a)(b)	11,700	597,402
PetroChina Co. Ltd., Class H	3,254,000	2,483,890
PICC Property & Casualty Co. Ltd., Class H	1,058,285	1,193,532

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class A	32,500	$ 293,755
Ping An Insurance Group Co. of China Ltd., Class H	812,500	7,537,768
Semiconductor Manufacturing International Corp.(a)(b)	587,300	709,507
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	200,260	278,762
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	260,000	689,167
Shimao Property Holdings Ltd.	325,500	922,931
Shui On Land Ltd.	2,275,000	530,543
Sihuan Pharmaceutical Holdings Group Ltd.	1,300,000	279,974
SINA Corp./China(a)	9,750	784,680
Sino Biopharmaceutical Ltd.	975,000	1,331,949
Sino-Ocean Group Holding Ltd.	863,500	487,477
Sinopec Shanghai Petrochemical Co. Ltd., Class H	866,000	519,789
Sinopharm Group Co. Ltd., Class H	130,000	550,009
SOHO China Ltd.	703,000	330,575
Sun Art Retail Group Ltd.	487,500	621,245
Sunac China Holdings Ltd.(b)	325,000	1,056,116
Sunny Optical Technology Group Co. Ltd.	130,000	2,145,365
TAL Education Group, Class A, ADR(a)	50,375	1,611,496
Tencent Holdings Ltd.	845,000	38,248,791
Tingyi Cayman Islands Holding Corp.	650,000	1,502,584
Vipshop Holdings Ltd., ADR(a)	71,175	686,839
Want Want China Holdings Ltd.	1,300,000	1,075,167
Weibo Corp., ADR(a)(b)	8,125	672,344
Yanzhou Coal Mining Co. Ltd., Class H	650,000	808,446
Yum China Holdings Inc.	59,150	2,134,132
Yuzhou Properties Co. Ltd.	325,000	183,060
YY Inc., ADR(a)	7,475	696,894
Zhuzhou CRRC Times Electric Co. Ltd., Class H	162,500	974,319

		242,113,527
Colombia — 0.0%
Cementos Argos SA	221,000	703,708
Ecopetrol SA	617,825	656,473

		1,360,181
Czech Republic — 0.0%
CEZ AS	29,250	767,845
Komercni Banka AS	23,075	1,002,010

		1,769,855
Denmark — 1.2%
AP Moller - Maersk A/S, Class A	1,300	1,750,756
AP Moller - Maersk A/S, Class B, NVS	325	467,651
Carlsberg A/S, Class B	17,087	2,061,523
Chr Hansen Holding A/S	13,479	1,396,748
Coloplast A/S, Class B	21,450	2,341,317
Danske Bank A/S	108,875	3,167,630
DSV A/S	25,350	2,127,612
Genmab A/S(a)	9,353	1,604,064
H Lundbeck A/S	12,675	918,289
Novo Nordisk A/S, Class B	266,825	13,332,345
Novozymes A/S, Class B	47,286	2,491,571
Pandora A/S	17,111	1,217,367
Tryg A/S	66,127	1,619,098
Vestas Wind Systems A/S	32,835	2,119,984
William Demant Holding A/S(a)	26,325	1,259,350

		37,875,305
Egypt — 0.0%
Commercial International Bank Egypt SAE	190,564	894,804
EISewedy Electric Co.	8,250	86,010

		980,814

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland — 0.7%
Fortum OYJ	66,699	$ 1,676,325
Kone OYJ, Class B	63,378	3,469,734
Metso OYJ	23,075	845,066
Neste OYJ	20,475	1,691,828
Nokia OYJ	847,932	4,609,405
Nokian Renkaat OYJ	27,625	1,198,847
Orion OYJ, Class B	15,600	537,727
Sampo OYJ, Class A	72,218	3,672,314
Stora Enso OYJ, Class R	79,300	1,311,516
UPM-Kymmene OYJ	68,575	2,435,971
Wartsila OYJ Abp	60,450	1,307,789

		22,756,522
France — 7.5%
Accor SA, NVS	27,383	1,412,301
Aeroports de Paris, NVS	7,150	1,601,226
Air Liquide SA	65,441	8,384,335
Airbus SE	89,050	11,044,457
Alstom SA, NVS	34,125	1,532,436
Amundi SA(c)	8,450	583,724
Arkema SA, NVS	8,516	1,068,655
Atos SE	12,025	1,615,923
AXA SA, NVS	286,672	7,245,087
BNP Paribas SA	155,350	10,118,988
Bouygues SA, NVS	40,388	1,777,298
Bureau Veritas SA, NVS	37,700	971,763
Capgemini SE	27,667	3,554,422
Carrefour SA, NVS	94,900	1,705,540
Casino Guichard Perrachon SA, NVS	8,153	332,353
Cie. de Saint-Gobain, NVS	81,900	3,648,618
Cie. Generale des Etablissements Michelin SCA, NVS	27,300	3,516,856
CNP Assurances, NVS	36,793	860,993
Covivio	3,428	357,575
Credit Agricole SA	164,775	2,316,433
Danone SA, NVS	83,279	6,548,985
Dassault Systemes SE, NVS	21,226	3,173,976
Edenred, NVS	37,050	1,459,607
Eiffage SA, NVS	9,750	1,091,973
Electricite de France SA, NVS	61,425	919,941
Engie SA	217,100	3,509,258
Essilor International Cie Generale d’Optique SA, NVS	34,151	5,042,749
Eurofins Scientific SE, NVS	1,300	709,729
Eutelsat Communications SA	28,925	620,017
Gecina SA	11,700	1,997,311
Getlink, NVS	110,500	1,460,337
Hermes International, NVS	4,655	2,949,870
Iliad SA, NVS	4,875	772,892
Ingenico Group SA, NVS	8,775	728,560
Ipsen SA, NVS	6,825	1,135,152
Kering SA, NVS	13,019	6,946,196
Legrand SA	56,618	4,162,893
L’Oreal SA	39,650	9,719,229
LVMH Moet Hennessy Louis Vuitton SE, NVS	39,325	13,750,756
Natixis SA	197,925	1,424,231
Orange SA, NVS	310,052	5,301,978
Pernod Ricard SA, NVS	31,200	5,035,944
Peugeot SA, NVS	54,925	1,581,562
Publicis Groupe SA, NVS	33,475	2,140,892
Remy Cointreau SA, NVS	6,500	888,302
Renault SA, NVS	25,675	2,261,790
Safran SA	43,550	5,403,852

Security	Shares	Value

France (continued)
Sanofi, NVS	168,025	$ 14,620,973
Schneider Electric SE, NVS	65,325	5,261,685
SCOR SE	55,651	2,165,056
SES SA	58,500	1,170,118
Societe Generale SA, NVS	111,150	4,956,248
Sodexo SA, NVS	13,000	1,440,145
STMicroelectronics NV	106,600	2,320,553
Suez	52,650	745,706
Teleperformance, NVS	7,800	1,431,019
Thales SA, NVS	15,925	2,095,287
TOTAL SA, NVS	340,925	22,282,523
Ubisoft Entertainment SA, NVS(a)	13,975	1,544,231
Unibail-Rodamco-Westfield(a)	6,590	1,463,864
Unibail-Rodamco-Westfield, New	14,554	3,232,939
Valeo SA, NVS	30,550	1,501,292
Veolia Environnement SA, NVS	77,757	1,777,287
Vinci SA	77,350	7,783,293
Vivendi SA, NVS	178,750	4,643,053
Wendel SA, NVS	5,850	853,546

		235,675,783
Germany — 6.2%
1&1 Drillisch AG(b)	10,075	599,433
adidas AG	28,600	6,329,610
Allianz SE, Registered	62,725	13,881,252
BASF SE	132,600	12,747,016
Bayer AG, Registered	133,575	14,888,137
Bayerische Motoren Werke AG	42,003	4,063,852
Brenntag AG	25,430	1,525,805
Commerzbank AG(a)	176,911	1,911,804
Continental AG	15,103	3,481,241
Covestro AG(c)	25,675	2,466,370
Daimler AG, Registered	126,750	8,772,175
Delivery Hero SE(a)(c)	9,100	517,254
Deutsche Bank AG, Registered	306,475	4,011,918
Deutsche Boerse AG	30,225	3,985,610
Deutsche Lufthansa AG, Registered	29,575	830,502
Deutsche Post AG, Registered	137,800	4,867,623
Deutsche Telekom AG, Registered	466,375	7,721,404
Deutsche Wohnen SE	86,144	4,199,029
E.ON SE	336,375	3,795,644
Fresenius Medical Care AG & Co. KGaA	38,350	3,748,560
Fresenius SE & Co. KGaA	67,275	5,196,774
GEA Group AG	33,800	1,320,893
HeidelbergCement AG	20,800	1,767,357
Henkel AG & Co. KGaA	12,350	1,325,076
HUGO BOSS AG	13,000	1,172,437
Infineon Technologies AG	199,550	5,290,738
Innogy SE(a)	22,440	967,400
K+S AG, Registered	38,350	1,013,646
KION Group AG	9,100	625,432
LANXESS AG	17,550	1,443,567
Linde AG	30,201	7,459,576
MAN SE	13,049	1,464,963
Merck KGaA	21,127	2,172,363
METRO AG(b)	39,359	486,309
MTU Aero Engines AG	6,825	1,445,393
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	24,393	5,415,662
OSRAM Licht AG	19,328	863,431
ProSiebenSat. 1 Media SE(b)	50,700	1,372,701

68	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Puma SE	1,761	$ 883,937
QIAGEN NV(a)	40,300	1,461,272
RWE AG	83,948	2,204,133
SAP SE	144,427	16,873,340
Siemens AG, Registered	111,800	15,796,814
thyssenkrupp AG	65,975	1,761,569
TUI AG	68,254	1,460,271
Uniper SE	14,625	456,719
United Internet AG, Registered	18,200	979,566
Volkswagen AG	6,175	1,070,032
Vonovia SE	76,700	3,716,252
Wirecard AG	19,825	3,705,601
Zalando SE(a)(c)	21,125	1,212,631
		196,730,094
Greece — 0.1%
Alpha Bank AE(a)	196,004	428,168
Eurobank Ergasias SA(a)	305,912	316,770
Hellenic Telecommunications Organization SA	19,122	248,348
JUMBO SA	26,718	428,281
National Bank of Greece SA(a)	909,601	296,083
OPAP SA	27,376	305,739
Piraeus Bank SA(a)	49,638	156,813
Titan Cement Co. SA	8,944	217,147
		2,397,349
Hong Kong — 2.5%
AIA Group Ltd.	1,755,000	15,319,893
ASM Pacific Technology Ltd.	65,000	782,354
Bank of East Asia Ltd. (The)(b)	391,800	1,557,783
BOC Hong Kong Holdings Ltd.	812,500	3,934,550
CK Asset Holdings Ltd.	366,060	2,801,259
CK Hutchison Holdings Ltd.	366,060	3,979,141
CLP Holdings Ltd.	325,500	3,718,685
Galaxy Entertainment Group Ltd.	325,000	2,611,298
Hang Seng Bank Ltd.	130,000	3,538,610
Henderson Land Development Co. Ltd.	325,925	1,817,121
Hong Kong & China Gas Co. Ltd.	2,183,697	4,458,030
Hong Kong Exchanges & Clearing Ltd.	161,700	4,772,398
Jardine Matheson Holdings Ltd.	32,500	2,193,750
Li & Fung Ltd.	1,086,000	368,129
Link REIT	487,500	4,833,283
Melco Resorts & Entertainment Ltd., ADR	36,400	941,304
MTR Corp. Ltd.	325,000	1,822,318
New World Development Co. Ltd.	1,076,000	1,533,000
Power Assets Holdings Ltd.	338,000	2,392,703
Sands China Ltd.	390,000	2,007,863
SJM Holdings Ltd.	325,000	394,697
Sun Hung Kai Properties Ltd.	326,000	5,109,881
Swire Pacific Ltd., Class A	164,000	1,778,531
Techtronic Industries Co. Ltd.	162,500	904,946
WH Group Ltd.(c)	1,236,000	992,309
Wharf Holdings Ltd. (The)	325,000	1,074,753
Wharf Real Estate Investment Co. Ltd.	325,000	2,366,942
Wynn Macau Ltd.	260,400	766,551
		78,772,082
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	67,600	663,937
OTP Bank Nyrt	39,000	1,468,418
		2,132,355

Security	Shares	Value

India — 1.6%
Dr. Reddy’s Laboratories Ltd., ADR, NVS	52,948	$ 1,653,566
ICICI Bank Ltd., ADR, NVS(a)	325,727	2,876,169
Infosys Ltd., ADR, NVS(b)	253,390	5,113,410
Larsen & Toubro Ltd., GDR, NVS(e)	450,157	8,480,958
Mahindra & Mahindra Ltd., GDR, NVS	434,852	5,979,215
Reliance Industries Ltd., GDR, NVS(c)	417,879	14,291,462
State Bank of India, GDR, NVS(a)(e)	114,367	4,866,316
Tata Motors Ltd., ADR, NVS(a)	109,060	1,984,892
Wipro Ltd., ADR, NVS(b)	1,033,603	5,230,031
		50,476,019
Indonesia — 0.5%
Adaro Energy Tbk PT	812,500	107,338
Astra International Tbk PT	2,242,500	1,111,919
Bank Central Asia Tbk PT	1,787,500	2,885,164
Bank Mandiri Persero Tbk PT	4,030,084	1,858,534
Bank Rakyat Indonesia Persero Tbk PT	10,562,500	2,248,743
Bank Tabungan Negara Persero Tbk PT	1,397,500	228,717
Charoen Pokphand Indonesia Tbk PT	1,365,000	427,864
Gudang Garam Tbk PT	130,000	677,496
Indah Kiat Pulp & Paper Corp. Tbk PT	520,000	692,372
Indocement Tunggal Prakarsa Tbk PT	162,500	159,176
Kalbe Farma Tbk PT	5,395,400	484,538
Matahari Department Store Tbk PT	456,400	253,995
Perusahaan Gas Negara Persero Tbk PT	2,600,000	306,519
Semen Indonesia Persero Tbk PT	910,000	479,612
Telekomunikasi Indonesia Persero Tbk PT	8,970,000	2,220,728
Unilever Indonesia Tbk PT	325,000	974,775
United Tractors Tbk PT	292,545	715,132
		15,832,622
Ireland — 0.4%
AIB Group PLC	115,050	659,610
Bank of Ireland Group PLC	140,110	1,204,108
CRH PLC	113,907	3,902,349
Irish Bank Resolution Corp. Ltd.(a)(d)	64,486	1
Kerry Group PLC, Class A	37,050	3,931,878
Paddy Power Betfair PLC	12,675	1,382,934
Smurfit Kappa Group PLC	29,250	1,200,577
		12,281,457
Israel — 0.4%
Bank Hapoalim BM	142,040	1,003,659
Bank Leumi Le-Israel BM	253,825	1,589,646
Bezeq The Israeli Telecommunication Corp. Ltd.	456,625	483,544
Check Point Software Technologies Ltd.(a)	19,034	2,144,561
Elbit Systems Ltd.	3,575	428,319
Frutarom Industries Ltd.	7,800	787,327
Israel Chemicals Ltd.	84,175	402,252
Nice Ltd.(a)	15,925	1,735,814
Teva Pharmaceutical Industries Ltd., ADR, NVS(b)	142,025	3,400,079
		11,975,201
Italy — 1.6%
Assicurazioni Generali SpA	174,850	3,109,666
Atlantia SpA	55,250	1,640,051
CNH Industrial NV	186,916	2,194,666
Enel SpA	1,059,928	5,915,607
Eni SpA	341,250	6,573,741
Ferrari NV	20,803	2,769,956
Fiat Chrysler Automobiles NV(a)	154,706	2,642,440
Intesa Sanpaolo SpA	2,082,610	6,418,423
Leonardo SpA(b)	68,177	817,648

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Luxottica Group SpA	33,255	$ 2,252,891
Mediobanca Banca di Credito Finanziario SpA	99,450	1,033,756
Moncler SpA	26,325	1,161,836
Prysmian SpA	50,184	1,288,856
Snam SpA	276,774	1,190,110
Telecom Italia SpA/Milano(a)	1,518,400	1,171,493
Tenaris SA	72,150	1,319,471
Terna Rete Elettrica Nazionale SpA	492,565	2,760,601
UniCredit SpA	285,675	5,068,630
		49,329,842
Japan — 16.0%
Acom Co. Ltd.	162,500	645,993
Aeon Co. Ltd.	130,000	2,632,169
AEON Financial Service Co. Ltd.	32,500	668,639
Aeon Mall Co. Ltd.	34,700	605,716
Aisin Seiki Co. Ltd.	32,600	1,511,470
Ajinomoto Co. Inc.	77,000	1,358,884
Alps Electric Co. Ltd.	32,500	933,424
ANA Holdings Inc.	32,500	1,190,370
Asahi Glass Co. Ltd.	32,500	1,355,860
Asahi Group Holdings Ltd.	65,000	3,148,383
Asahi Kasei Corp.	260,000	3,461,944
Astellas Pharma Inc.	330,000	5,358,004
Bandai Namco Holdings Inc.	65,000	2,592,684
Bridgestone Corp.	97,500	3,827,184
Brother Industries Ltd.	32,500	659,929
Canon Inc.	162,500	5,250,692
Casio Computer Co. Ltd.	32,500	529,860
Central Japan Railway Co.	32,500	6,748,816
Chubu Electric Power Co. Inc.	130,000	1,998,079
Chugai Pharmaceutical Co. Ltd.	65,000	3,292,389
Chugoku Electric Power Co. Inc. (The)	65,000	853,582
Coca-Cola Bottlers Japan Holdings Inc.	32,500	1,168,595
Concordia Financial Group Ltd.	195,000	1,045,203
Credit Saison Co. Ltd.	65,000	1,009,782
CYBERDYNE Inc.(a)(b)	32,500	381,499
Dai-ichi Life Holdings Inc.	162,500	3,051,411
Daiichi Sankyo Co. Ltd.	107,900	4,455,188
Daikin Industries Ltd.	32,500	3,867,250
Daito Trust Construction Co. Ltd.	4,000	666,964
Daiwa House Industry Co. Ltd.	65,000	2,362,158
Daiwa Securities Group Inc.	325,000	1,889,494
Denso Corp.	65,000	3,195,998
Dentsu Inc.	32,500	1,361,667
East Japan Railway Co.	32,500	3,031,088
Eisai Co. Ltd.	32,600	2,790,541
Electric Power Development Co. Ltd.	32,500	878,261
FANUC Corp.	32,500	6,364,124
Fast Retailing Co. Ltd.	5,600	2,438,806
FUJIFILM Holdings Corp.	97,500	4,007,482
Fujitsu Ltd.	325,000	2,207,701
Hino Motors Ltd.	65,000	729,900
Hitachi Construction Machinery Co. Ltd.	32,500	1,036,493
Hitachi High-Technologies Corp.	32,500	1,323,924
Hitachi Ltd.	650,000	4,521,083
Honda Motor Co. Ltd.	260,000	7,792,567
Hoya Corp.	65,000	3,890,477
Hulic Co. Ltd.	51,600	504,292
Idemitsu Kosan Co. Ltd.	32,500	1,460,381
IHI Corp.	32,500	1,133,755

Security	Shares	Value

Japan (continued)
Inpex Corp.	162,500	$ 1,786,281
Isetan Mitsukoshi Holdings Ltd.	97,500	1,173,240
Isuzu Motors Ltd.	130,000	1,751,876
ITOCHU Corp.	260,000	4,598,892
Japan Exchange Group Inc.	116,400	2,064,088
Japan Post Holdings Co. Ltd.	227,500	2,503,841
Japan Prime Realty Investment Corp.	325	1,168,595
Japan Retail Fund Investment Corp.	975	1,775,974
Japan Tobacco Inc.	162,500	4,610,506
JFE Holdings Inc.	97,600	1,975,280
JSR Corp.	65,000	1,243,211
JTEKT Corp.	65,000	936,037
JXTG Holdings Inc.	466,900	3,418,122
Kakaku.com Inc.	32,500	682,866
Kansai Electric Power Co. Inc. (The)	130,000	1,844,202
Kao Corp.	65,000	4,724,897
Kawasaki Heavy Industries Ltd.	32,500	949,393
KDDI Corp.	292,500	8,134,291
Keyence Corp.	13,000	6,841,433
Kintetsu Group Holdings Co. Ltd.	32,500	1,289,083
Kirin Holdings Co. Ltd.	162,500	4,147,423
Kobe Steel Ltd.	32,500	318,497
Komatsu Ltd.	162,500	4,757,124
Konica Minolta Inc.	130,000	1,162,498
Kubota Corp.	153,000	2,555,239
Kuraray Co. Ltd.	130,000	1,829,105
Kurita Water Industries Ltd.	32,500	946,489
Kyocera Corp.	32,500	1,883,688
Kyushu Electric Power Co. Inc.	97,500	1,144,497
Lion Corp.	32,500	586,765
M3 Inc.	32,500	1,232,468
Mabuchi Motor Co. Ltd.	33,100	1,623,361
Marubeni Corp.	325,000	2,470,163
Mazda Motor Corp.	97,500	1,210,693
Mebuki Financial Group Inc.	195,000	693,318
MEIJI Holdings Co. Ltd.	33,290	2,611,097
MINEBEA MITSUMI Inc.	65,000	1,158,433
MISUMI Group Inc.	32,500	825,130
Mitsubishi Chemical Holdings Corp.	325,500	2,834,240
Mitsubishi Corp.	227,500	6,334,800
Mitsubishi Electric Corp.	292,500	3,949,560
Mitsubishi Estate Co. Ltd.	178,500	3,093,532
Mitsubishi Heavy Industries Ltd.	65,100	2,434,998
Mitsubishi Motors Corp.	130,000	987,136
Mitsubishi UFJ Financial Group Inc.	1,787,500	11,008,598
Mitsui & Co. Ltd.	260,000	4,339,914
Mitsui Chemicals Inc.	65,000	1,742,005
Mitsui Fudosan Co. Ltd.	97,500	2,322,092
Mitsui OSK Lines Ltd.	32,500	839,066
Mizuho Financial Group Inc.	3,607,500	6,271,391
MS&AD Insurance Group Holdings Inc.	85,100	2,593,900
Murata Manufacturing Co. Ltd.	32,500	5,661,515
Nabtesco Corp.	32,800	1,012,364
NEC Corp.	34,200	947,115
Nexon Co. Ltd.(a)	65,000	931,972
Nidec Corp.	32,500	4,697,606
Nikon Corp.	65,000	1,092,818
Nintendo Co. Ltd.	15,700	5,155,726
Nippon Building Fund Inc.	343	1,905,896
Nippon Paint Holdings Co. Ltd.	32,500	1,411,024

70	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Steel & Sumitomo Metal Corp.	130,086	$ 2,583,940
Nippon Telegraph & Telephone Corp.	97,500	4,501,340
Nippon Yusen KK	32,500	623,928
Nissan Motor Co. Ltd.	325,000	3,064,476
Nisshin Seifun Group Inc.	112,625	2,198,371
Nissin Foods Holdings Co. Ltd.	32,500	2,238,476
Nitto Denko Corp.	32,800	2,368,140
Nomura Holdings Inc.	553,500	2,613,228
Nomura Real Estate Holdings Inc.	32,800	713,489
Nomura Real Estate Master Fund Inc.	975	1,379,668
NSK Ltd.	97,500	1,058,268
NTT DOCOMO Inc.	227,500	5,838,909
Olympus Corp.	65,000	2,627,524
Omron Corp.	32,500	1,463,284
Ono Pharmaceutical Co. Ltd.	66,500	1,565,073
Oriental Land Co. Ltd./Japan	32,500	3,521,753
ORIX Corp.	195,000	3,153,028
Osaka Gas Co. Ltd.	65,000	1,245,533
Otsuka Holdings Co. Ltd.	65,000	2,990,441
Panasonic Corp.	357,500	4,592,505
Rakuten Inc.	130,000	913,856
Recruit Holdings Co. Ltd.	195,000	5,321,824
Renesas Electronics Corp.(a)	97,500	867,518
Resona Holdings Inc.	422,500	2,400,105
Ricoh Co. Ltd.	32,500	315,883
Santen Pharmaceutical Co. Ltd.	97,500	1,624,419
SBI Holdings Inc./Japan	49,300	1,341,062
Secom Co. Ltd.	32,800	2,499,410
Sekisui House Ltd.	97,500	1,656,211
Seven & i Holdings Co. Ltd.	130,000	5,289,887
Seven Bank Ltd.	130,000	392,532
Sharp Corp./Japan(b)	32,500	750,514
Shimano Inc.	8,000	1,147,043
Shin-Etsu Chemical Co. Ltd.	65,000	6,544,131
Shinsei Bank Ltd.	32,500	510,698
Shionogi & Co. Ltd.	32,500	1,764,070
Shiseido Co. Ltd.	65,000	4,767,286
Showa Shell Sekiyu KK	97,500	1,595,676
SMC Corp./Japan	4,600	1,540,182
SoftBank Group Corp.	130,000	10,753,975
Sompo Holdings Inc.	65,000	2,632,750
Sony Corp.	195,000	10,152,403
Stanley Electric Co. Ltd.	65,000	2,273,316
Start Today Co. Ltd.	32,500	1,302,148
Subaru Corp.	97,500	2,834,242
SUMCO Corp.	32,500	691,866
Sumitomo Chemical Co. Ltd.	325,000	1,861,042
Sumitomo Corp.	172,100	2,821,185
Sumitomo Dainippon Pharma Co. Ltd.	65,000	1,255,985
Sumitomo Electric Industries Ltd.	130,000	1,990,531
Sumitomo Heavy Industries Ltd.	32,500	1,123,593
Sumitomo Metal Mining Co. Ltd.	32,500	1,165,691
Sumitomo Mitsui Financial Group Inc.	227,500	9,033,746
Sumitomo Mitsui Trust Holdings Inc.	65,000	2,575,844
Sumitomo Rubber Industries Ltd.	32,500	535,957
Suzuki Motor Corp.	32,500	1,901,979
Sysmex Corp.	32,500	3,068,832
T&D Holdings Inc.	130,000	1,933,625
Taisei Corp.	32,500	1,802,975
Taiyo Nippon Sanso Corp.	49,300	753,109

Security	Shares	Value

Japan (continued)
Takeda Pharmaceutical Co. Ltd.	130,000	$ 5,429,248
TDK Corp.	32,800	3,495,658
Terumo Corp.	65,600	3,592,353
Tohoku Electric Power Co. Inc.	97,500	1,235,952
Tokio Marine Holdings Inc.	97,500	4,617,183
Tokyo Electric Power Co. Holdings Inc.(a)	292,500	1,395,346
Tokyo Electron Ltd.	32,800	5,612,685
Tokyo Gas Co. Ltd.	65,000	1,581,450
Tokyu Corp.	39,900	685,079
Tokyu Fudosan Holdings Corp.	195,000	1,320,440
Toray Industries Inc.	292,500	2,262,603
Toshiba Corp.(a)	976,000	2,990,602
Toyo Seikan Group Holdings Ltd.	65,000	1,191,531
Toyo Suisan Kaisha Ltd.	32,500	1,172,950
Toyota Industries Corp.	32,600	1,831,821
Toyota Motor Corp.	325,000	21,208,907
Toyota Tsusho Corp.	65,000	2,209,443
Trend Micro Inc./Japan	32,500	1,913,302
Unicharm Corp.	65,000	1,972,530
United Urban Investment Corp.	975	1,510,318
USS Co. Ltd.	65,000	1,228,694
West Japan Railway Co.	32,500	2,264,606
Yahoo Japan Corp.(b)	301,900	1,146,217
Yakult Honsha Co. Ltd.	32,500	2,334,286
Yamada Denki Co. Ltd.(b)	199,400	986,847
Yamaha Motor Co. Ltd.	65,000	1,707,745
Yaskawa Electric Corp.	32,500	1,065,526
Yokogawa Electric Corp.	65,000	1,150,304
		506,547,620
Malaysia — 0.6%
Alliance Bank Malaysia Bhd	748,700	738,570
Axiata Group Bhd(b)	422,500	456,279
British American Tobacco Malaysia Bhd	32,500	274,071
CIMB Group Holdings Bhd	682,500	980,517
Dialog Group Bhd	422,500	345,068
DiGi.Com Bhd(b)	617,500	691,175
Genting Bhd	357,500	769,526
Genting Malaysia Bhd	325,000	404,551
Hartalega Holdings Bhd	292,500	442,528
Hong Leong Bank Bhd	130,000	609,545
Hong Leong Financial Group Bhd	97,500	433,653
IHH Healthcare Bhd	390,000	567,011
IOI Corp. Bhd	532,700	605,430
IOI Properties Group Bhd	1,117,818	522,473
Kuala Lumpur Kepong Bhd	97,500	593,874
Malayan Banking Bhd	422,500	1,019,613
Malaysia Airports Holdings Bhd	319,000	725,892
Maxis Bhd(b)	357,500	509,207
Petronas Chemicals Group Bhd	357,500	785,357
Petronas Dagangan Bhd	65,000	431,414
Petronas Gas Bhd	195,000	898,967
PPB Group Bhd(b)	195,000	791,513
Public Bank Bhd	366,340	2,168,300
RHB Bank Bhd	246,895	330,408
RHB Bank Bhd, New(a)(d)	141,000	—
Sime Darby Bhd	314,100	194,719
Sime Darby Plantation Bhd	314,100	405,664
Sime Darby Property Bhd	314,100	103,541
Tenaga Nasional Bhd	520,000	2,005,806

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
YTL Corp. Bhd	661,454	$ 219,671
		19,024,343
Mexico — 0.8%
Alfa SAB de CV, Class A	650,000	883,434
America Movil SAB de CV, Series L, NVS	4,745,000	4,061,185
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	390,000	656,723
Cemex SAB de CV, CPO(a)	2,567,508	1,911,286
Fibra Uno Administracion SA de CV	471,900	678,804
Fomento Economico Mexicano SAB de CV	325,000	3,184,683
Grupo Aeroportuario del Sureste SAB de CV, Class B	97,500	1,732,677
Grupo Financiero Banorte SAB de CV, Class O	431,100	3,002,613
Grupo Financiero Inbursa SAB de CV, Class O	552,500	909,039
Grupo Mexico SAB de CV, Class B	520,029	1,633,190
Grupo Televisa SAB, CPO	390,000	1,550,678
Industrias Penoles SAB de CV	22,750	385,296
Kimberly-Clark de Mexico SAB de CV, Class A	552,500	1,015,636
Wal-Mart de Mexico SAB de CV	942,500	2,749,358
		24,354,602
Netherlands — 2.6%
ABN AMRO Group NV, CVA(c)	53,300	1,478,019
Aegon NV	314,600	2,076,808
AerCap Holdings NV(a)(b)	25,350	1,422,896
Akzo Nobel NV	44,525	4,120,833
ArcelorMittal	91,650	2,950,574
ASML Holding NV	58,577	12,576,731
EXOR NV	22,100	1,455,295
Heineken NV	38,675	3,916,082
ING Groep NV	558,350	8,559,506
Koninklijke Ahold Delhaize NV	189,150	4,814,709
Koninklijke DSM NV	37,379	3,986,037
Koninklijke KPN NV	558,350	1,616,912
Koninklijke Philips NV	157,337	6,910,822
NN Group NV	45,825	2,027,816
NXP Semiconductors NV(a)	48,100	4,585,854
RELX NV	181,905	3,957,723
Unilever NV, CVA	223,275	12,863,606
Wolters Kluwer NV	46,475	2,803,735
		82,123,958
New Zealand — 0.1%
Auckland International Airport Ltd.	374,400	1,701,401
Fletcher Building Ltd.	133,288	637,919
Ryman Healthcare Ltd.	70,200	581,631
Spark New Zealand Ltd.	525,850	1,385,455
		4,306,406
Norway — 0.5%
Aker BP ASA	12,025	430,387
DNB ASA	142,675	2,881,589
Equinor ASA	167,050	4,441,107
Gjensidige Forsikring ASA	53,142	853,815
Marine Harvest ASA	46,860	1,025,798
Norsk Hydro ASA	227,825	1,300,291
Orkla ASA	147,974	1,253,201
Schibsted ASA, Class B	14,950	486,265
Telenor ASA	89,050	1,743,335
Yara International ASA	27,968	1,235,463
		15,651,251
Pakistan — 0.0%
MCB Bank Ltd.	130,000	217,436

Security	Shares	Value

Pakistan (continued)
United Bank Ltd./Pakistan	130,000	$ 184,110
		401,546
Peru — 0.1%
Credicorp Ltd.	13,325	3,048,360

Philippines — 0.2%
Ayala Land Inc.	1,982,500	1,525,000
Bank of the Philippine Islands	731,256	1,349,461
JG Summit Holdings Inc.	455,000	479,804
Jollibee Foods Corp.	269,750	1,371,481
Metropolitan Bank & Trust Co.	532,783	739,405
SM Prime Holdings Inc.	1,007,500	716,187
		6,181,338
Poland — 0.3%
Alior Bank SA(a)	25,675	510,109
Bank Millennium SA(a)	220,025	552,973
Bank Polska Kasa Opieki SA	16,250	497,057
Bank Zachodni WBK SA	5,216	523,219
CD Projekt SA(a)	13,650	737,253
Cyfrowy Polsat SA(a)	37,700	244,965
KGHM Polska Miedz SA	19,500	514,610
mBank SA	5,613	656,371
Polski Koncern Naftowy ORLEN SA	51,463	1,303,798
Polskie Gornictwo Naftowe i Gazownictwo SA(a)	261,028	394,042
Powszechna Kasa Oszczednosci Bank Polski SA(a)	128,375	1,463,973
Powszechny Zaklad Ubezpieczen SA	75,075	862,306
		8,260,676
Portugal — 0.1%
Banco Espirito Santo SA, NVS(a)(d)	1	—
EDP - Energias de Portugal SA	354,949	1,449,011
Galp Energia SGPS SA	55,965	1,151,826
Jeronimo Martins SGPS SA	59,844	891,361
		3,492,198
Qatar — 0.2%
Commercial Bank PQSC (The)	7,150	79,885
Ezdan Holding Group QSC(a)	173,961	431,121
Industries Qatar QSC	9,750	332,409
Masraf Al Rayan QSC	164,914	1,749,960
Ooredoo QPSC	21,284	409,739
Qatar Electricity & Water Co. QSC	7,475	388,923
Qatar Insurance Co. SAQ	15,925	158,302
Qatar Islamic Bank SAQ	6,825	248,573
Qatar National Bank QPSC	51,093	2,448,490
		6,247,402
Russia — 0.9%
Gazprom PJSC, ADR, NVS	859,657	3,853,842
Lukoil PJSC, ADR, NVS	68,250	4,879,875
Magnit PJSC, GDR, NVS(e)	57,850	949,897
MMC Norilsk Nickel PJSC, ADR, NVS	109,916	1,903,196
Mobile TeleSystems PJSC, ADR, NVS	124,800	1,094,496
Novatek PJSC, GDR, NVS(e)	16,575	2,637,083
PhosAgro PJSC, GDR, NVS(e)	23,725	312,458
Rosneft Oil Co. PJSC, GDR, NVS(e)	133,952	884,083
RusHydro PJSC, ADR, NVS	488,893	502,582
Sberbank of Russia PJSC, ADR	392,275	5,527,155
Surgutneftegas PJSC, ADR, NVS	265,863	1,212,335
Tatneft PJSC, ADR, NVS	39,325	2,713,425
VTB Bank PJSC, GDR, NVS(e)	447,404	697,950
		27,168,377

72	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore — 0.8%
Ascendas REIT	716,716	$ 1,447,858
CapitaLand Commercial Trust	792,805	1,019,179
CapitaLand Ltd.	357,600	848,489
CapitaLand Mall Trust	292,500	464,115
ComfortDelGro Corp. Ltd.	325,000	561,045
DBS Group Holdings Ltd.	261,400	5,136,597
Genting Singapore Ltd.	877,500	825,094
Golden Agri-Resources Ltd.	975,000	200,544
Keppel Corp. Ltd.	292,500	1,476,144
Oversea-Chinese Banking Corp. Ltd.	430,575	3,659,555
Sembcorp Industries Ltd.	130,000	255,932
Singapore Airlines Ltd.	130,000	941,600
Singapore Exchange Ltd.	97,500	532,873
Singapore Telecommunications Ltd.	1,235,000	2,912,179
Suntec REIT	520,000	702,858
United Overseas Bank Ltd.	191,400	3,799,036
Venture Corp. Ltd.	65,000	796,445
Wilmar International Ltd.	260,000	597,811
Yangzijiang Shipbuilding Holdings Ltd.	520,000	360,978
		26,538,332
South Africa — 1.7%
Absa Group Ltd.	31,850	417,956
Anglo American Platinum Ltd.	12,353	381,471
AngloGold Ashanti Ltd.	70,850	621,809
Aspen Pharmacare Holdings Ltd.	68,900	1,341,311
Bid Corp. Ltd.	52,325	1,052,672
Bidvest Group Ltd. (The)	60,450	864,379
Clicks Group Ltd.	18,850	278,114
Exxaro Resources Ltd.	41,925	414,489
FirstRand Ltd.	499,525	2,641,633
Fortress REIT Ltd., Series B	109,850	122,524
Foschini Group Ltd. (The)	65,000	854,509
Gold Fields Ltd.	158,600	581,670
Growthpoint Properties Ltd.	815,880	1,628,801
Imperial Holdings Ltd.	38,350	624,755
Investec Ltd.	88,400	642,007
MMI Holdings Ltd./South Africa	472,307	612,976
Mr. Price Group Ltd.	65,975	1,184,339
MTN Group Ltd.	285,675	2,497,169
Naspers Ltd., Class N	65,975	16,329,112
NEPI Rockcastle PLC	65,000	605,401
Old Mutual Ltd.(a)	896,347	2,051,743
PSG Group Ltd.	29,900	531,860
Rand Merchant Investment Holdings Ltd.	271,050	825,850
Redefine Properties Ltd.	2,204,190	1,788,761
Reinet Investments SCA(a)	19,500	378,038
Remgro Ltd.	87,889	1,457,151
Resilient REIT Ltd.	33,800	133,407
RMB Holdings Ltd.	188,825	1,187,693
Sanlam Ltd.	206,700	1,204,655
Sappi Ltd.	121,225	868,554
Sasol Ltd.	79,300	3,137,189
Shoprite Holdings Ltd.	67,600	1,123,402
Standard Bank Group Ltd.	204,100	3,176,317
Tiger Brands Ltd.	30,550	816,299
Truworths International Ltd.	122,561	765,939
Vodacom Group Ltd.	20,150	215,749
Woolworths Holdings Ltd./South Africa	165,754	647,388
		54,007,092

Security	Shares	Value

South Korea — 3.3%
Amorepacific Corp.	5,850	$ 1,398,896
AMOREPACIFIC Group	8,450	723,649
BGF retail Co. Ltd.	2,219	335,235
BNK Financial Group Inc.	82,875	664,541
Celltrion Healthcare Co. Ltd.(a)(b)	6,175	503,980
Celltrion Inc.(a)(b)	12,598	3,057,576
Celltrion Pharm Inc.(a)	3,250	204,532
CJ CheilJedang Corp.	2,290	691,923
CJ Corp.	3,250	408,193
Coway Co. Ltd.	10,725	899,303
Daelim Industrial Co. Ltd.	3,585	251,253
DB Insurance Co. Ltd.	7,150	412,260
DGB Financial Group Inc.	54,925	459,079
E-MART Inc.	2,600	507,844
GS Holdings Corp.	12,843	617,667
Hana Financial Group Inc.	40,451	1,623,609
Hankook Tire Co. Ltd.	11,076	439,614
Hanmi Pharm Co. Ltd.	1,425	540,752
Hanmi Science Co. Ltd.	3,646	225,868
Hanssem Co. Ltd.	3,575	308,077
HDC Holdings Co. Ltd.	1	24
HDC Hyundai Development Co-Engineering & Construction(a)	4,263	219,123
HLB Inc.(a)	5,850	356,130
Hotel Shilla Co. Ltd.	6,500	579,895
Hyundai Engineering & Construction Co. Ltd.	10,725	560,866
Hyundai Glovis Co. Ltd.	3,575	437,827
Hyundai Heavy Industries Co. Ltd.(a)	5,943	565,798
Hyundai Heavy Industries Holdings Co. Ltd.(a)	1,684	505,057
Hyundai Marine & Fire Insurance Co. Ltd.	13,991	458,383
Hyundai Mobis Co. Ltd.	10,075	2,053,457
Hyundai Motor Co.	21,125	2,445,526
Hyundai Steel Co.	8,775	421,238
Industrial Bank of Korea	41,925	586,534
Kakao Corp.	6,500	653,690
Kangwon Land Inc.	28,925	672,284
KB Financial Group Inc.	49,088	2,352,046
KEPCO Plant Service & Engineering Co. Ltd.	6,175	190,166
Kia Motors Corp.	22,750	644,683
Korea Aerospace Industries Ltd.(a)	11,322	355,758
Korea Electric Power Corp.	38,031	1,132,108
Korea Gas Corp.(a)	2,600	135,503
Korea Investment Holdings Co. Ltd.	15,925	1,016,444
Korea Zinc Co. Ltd.	1,625	599,216
KT Corp.	7,260	184,964
KT&G Corp.	17,210	1,700,000
LG Chem Ltd.	6,829	2,289,255
LG Corp.	16,250	1,095,293
LG Display Co. Ltd.	34,775	660,590
LG Electronics Inc.	13,529	904,634
LG Household & Health Care Ltd.	1,625	1,757,699
Lotte Chemical Corp.	2,275	731,116
Lotte Corp.(a)	6,896	324,257
Lotte Shopping Co. Ltd.	1,510	278,067
Medy-Tox Inc.	975	625,625
Mirae Asset Daewoo Co. Ltd.	78,399	570,480
NAVER Corp.	3,900	2,496,223
NCSoft Corp.	2,970	1,023,497
Netmarble Corp.(c)	4,875	629,721
OCI Co. Ltd.	4,550	401,859

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Orion Corp./Republic of Korea	3,864	$ 461,131
Pearl Abyss Corp.(a)	1,625	318,129
POSCO	9,831	2,904,524
S-1 Corp.	5,525	428,210
Samsung Biologics Co. Ltd.(a)(c)	2,925	975,305
Samsung C&T Corp.	10,462	1,155,015
Samsung Electro-Mechanics Co. Ltd.	10,403	1,427,489
Samsung Electronics Co. Ltd.	706,550	29,211,941
Samsung Fire & Marine Insurance Co. Ltd.	4,550	1,110,401
Samsung Heavy Industries Co. Ltd.(a)	36,400	210,529
Samsung Life Insurance Co. Ltd.	11,050	951,249
Samsung SDI Co. Ltd.	9,425	1,929,402
Samsung SDS Co. Ltd.	5,525	1,034,718
Samsung Securities Co. Ltd.	17,928	520,860
Shinhan Financial Group Co. Ltd.	55,413	2,157,275
Shinsegae Inc.	975	289,367
SillaJen Inc.(a)(b)	9,100	424,637
SK Holdings Co. Ltd.	5,850	1,377,978
SK Hynix Inc.	87,120	6,721,008
SK Innovation Co. Ltd.	9,425	1,672,429
SK Telecom Co. Ltd.	3,250	727,775
S-Oil Corp.	8,775	921,702
ViroMed Co. Ltd.(a)	2,600	463,916
Woori Bank	60,741	917,644
Yuhan Corp.	1,365	272,109

		105,473,630
Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	45,017	1,976,259
Aena SME SA(c)	9,426	1,713,890
Amadeus IT Group SA	70,850	6,051,559
Banco Bilbao Vizcaya Argentaria SA	947,375	6,967,884
Banco de Sabadell SA	967,692	1,617,417
Banco Santander SA	2,162,875	12,196,578
Bankia SA	237,575	937,053
Bankinter SA	141,050	1,363,524
CaixaBank SA	555,100	2,570,052
Endesa SA	45,175	1,045,512
Ferrovial SA	96,979	2,006,155
Grifols SA	42,582	1,238,104
Iberdrola SA	793,401	6,173,326
Iberdrola SA, New(a)	22,669	176,381
Industria de Diseno Textil SA	170,300	5,589,232
International Consolidated Airlines Group SA	136,825	1,272,092
Naturgy Energy Group SA	51,025	1,383,888
Red Electrica Corp. SA	64,405	1,366,978
Repsol SA	195,851	3,889,915
Siemens Gamesa Renewable Energy SA(b)	39,325	556,058
Telefonica SA	633,426	5,700,111

		65,791,968
Sweden — 1.8%
Alfa Laval AB	73,450	2,020,459
Assa Abloy AB, Class B	161,850	3,211,562
Atlas Copco AB, Class A	125,775	3,604,389
Atlas Copco AB, Class B	32,500	852,397
Electrolux AB, Series B	44,850	1,053,547
Epiroc AB, Class A(a)	133,928	1,604,718
Epiroc AB, Class B(a)	32,500	344,657
Essity AB, Class B	92,782	2,322,045
Hennes & Mauritz AB, Class B(b)	143,000	2,226,403

Security	Shares	Value

Sweden (continued)
Hexagon AB, Class B	38,350	$ 2,340,312
Husqvarna AB, Class B	137,475	1,088,654
Investor AB, Class B	73,450	3,204,981
Lundin Petroleum AB	43,225	1,427,133
Millicom International Cellular SA, SDR	14,031	899,039
Nordea Bank AB	428,350	4,559,160
Sandvik AB	211,575	3,873,174
Securitas AB, Class B	101,725	1,832,695
Skandinaviska Enskilda Banken AB, Class A	179,725	1,924,365
Skanska AB, Class B	77,675	1,463,940
Svenska Handelsbanken AB, Class A	208,000	2,572,022
Swedbank AB, Class A	117,650	2,787,753
Swedish Match AB	32,825	1,796,184
Tele2 AB, Class B	89,395	1,201,049
Telefonaktiebolaget LM Ericsson, Class B	448,175	3,513,358
Telia Co. AB	366,275	1,763,312
Volvo AB, Class B	223,925	3,928,509

		57,415,817
Switzerland — 5.6%
ABB Ltd., Registered	258,375	5,926,966
Adecco Group AG, Registered	26,471	1,630,507
Barry Callebaut AG, Registered	975	1,664,394
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	414	2,856,182
Cie. Financiere Richemont SA, Registered	82,307	7,233,039
Coca-Cola HBC AG	39,975	1,433,634
Credit Suisse Group AG, Registered	354,964	5,726,035
Dufry AG, Registered	5,850	774,682
Geberit AG, Registered	7,340	3,274,826
Givaudan SA, Registered	1,465	3,437,571
Julius Baer Group Ltd.	47,149	2,592,719
Kuehne + Nagel International AG, Registered	15,275	2,443,229
LafargeHolcim Ltd., Registered	71,065	3,635,082
Lonza Group AG, Registered	11,794	3,637,079
Nestle SA, Registered	458,360	37,363,285
Novartis AG, Registered	327,925	27,572,199
Partners Group Holding AG	4,097	3,114,134
Roche Holding AG, NVS	103,025	25,293,158
SGS SA, Registered	650	1,697,879
Sika AG, Registered	19,500	2,775,303
Sonova Holding AG, Registered	8,775	1,620,273
Swatch Group AG (The), Bearer	5,930	2,664,906
Swiss Life Holding AG, Registered	5,603	2,013,118
Swiss Prime Site AG, Registered	13,325	1,222,804
Swiss Re AG	45,500	4,172,212
Swisscom AG, Registered	3,900	1,833,000
Temenos AG, Registered	9,750	1,570,833
UBS Group AG, Registered	546,650	9,008,682
Vifor Pharma AG	10,075	1,910,179
Zurich Insurance Group AG	20,655	6,357,150

		176,455,060
Taiwan — 3.0%
Acer Inc.	650,792	531,450
ASE Technology Holding Co. Ltd.	484,762	1,241,437
Asia Cement Corp.	666,440	888,180
AU Optronics Corp.	2,365,000	1,019,730
Cathay Financial Holding Co. Ltd.	1,382,318	2,379,570
Chang Hwa Commercial Bank Ltd.	1,505,422	890,055
China Development Financial Holding Corp.	2,939,000	1,075,221

74	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
China Steel Corp.	1,667,288	$ 1,361,541
Chunghwa Telecom Co. Ltd.	650,000	2,250,604
Compal Electronics Inc.	975,000	605,115
CTBC Financial Holding Co. Ltd.	2,798,036	1,896,493
Delta Electronics Inc.	325,000	1,130,610
E.Sun Financial Holding Co. Ltd.	1,648,024	1,149,321
Far EasTone Telecommunications Co. Ltd.	650,000	1,541,452
First Financial Holding Co. Ltd.	2,335,920	1,606,164
Formosa Chemicals & Fibre Corp.	330,340	1,300,254
Formosa Petrochemical Corp.	325,000	1,279,235
Formosa Plastics Corp.	656,960	2,414,190
Fubon Financial Holding Co. Ltd.	650,000	1,076,468
Highwealth Construction Corp.	548,080	846,808
Hon Hai Precision Industry Co. Ltd.	2,725,722	7,461,145
HTC Corp.(a)	43,000	75,707
Hua Nan Financial Holdings Co. Ltd.	2,817,217	1,688,637
Innolux Corp.	1,693,688	636,226
Largan Precision Co. Ltd.	16,000	2,691,579
Macronix International(a)	325,000	451,183
MediaTek Inc.	160,000	1,327,497
Mega Financial Holding Co. Ltd.	1,373,195	1,222,302
Nan Ya Plastics Corp.	653,840	1,813,256
Pegatron Corp.	650,000	1,445,907
Quanta Computer Inc.	650,000	1,123,179
Shin Kong Financial Holding Co. Ltd.	1,625,149	615,788
SinoPac Financial Holdings Co. Ltd.	3,046,569	1,144,429
Synnex Technology International Corp.	336,750	480,144
Taishin Financial Holding Co. Ltd.	2,288,589	1,121,344
Taiwan Business Bank	5,589,956	1,844,207
Taiwan Cement Corp.	715,000	919,032
Taiwan Cooperative Financial Holding Co. Ltd.	3,728,818	2,277,680
Taiwan Mobile Co. Ltd.	650,000	2,239,988
Taiwan Semiconductor Manufacturing Co. Ltd.	3,900,000	31,338,603
Uni-President Enterprises Corp.	739,972	1,953,019
United Microelectronics Corp.	2,275,000	1,304,183
Vanguard International Semiconductor Corp.	325,000	828,053
Winbond Electronics Corp.	975,000	635,371
Yuanta Financial Holding Co. Ltd.	1,200,067	552,719

		93,675,076
Thailand — 0.6%
Advanced Info Service PCL, NVDR	162,500	986,625
Airports of Thailand PCL, NVDR	975,000	1,941,501
Bangkok Expressway & Metro PCL, NVDR	1,592,500	399,681
Berli Jucker PCL, NVDR	357,500	612,489
BTS Group Holdings PCL, NVDR	2,470,000	701,578
Central Pattana PCL, NVDR	325,000	739,968
Charoen Pokphand Foods PCL, NVDR	951,900	779,660
CP ALL PCL, NVDR	942,500	2,124,662
Glow Energy PCL, NVDR	366,500	1,029,989
Indorama Ventures PCL, NVDR	592,888	1,060,320
Kasikornbank PCL, Foreign	132,000	892,696
Minor International PCL, NVDR	426,420	487,044
PTT Exploration & Production PCL, NVDR	203,399	846,732
PTT Global Chemical PCL, NVDR	325,601	800,056
PTT PCL, NVDR	1,258,000	1,937,857
Siam Cement PCL (The), NVDR	32,500	437,631
Siam Commercial Bank PCL (The), NVDR	292,500	1,230,839
Thai Oil PCL, NVDR	237,500	572,870
TMB Bank PCL, NVDR	5,460,000	377,457

Security	Shares	Value

Thailand (continued)
True Corp. PCL, NVDR(b)	1,463,934	$ 275,010

		18,234,665
Turkey — 0.1%
Akbank Turk AS	195,975	288,633
Anadolu Efes Biracilik Ve Malt Sanayii AS	82,925	350,011
Arcelik AS	127,420	327,310
BIM Birlesik Magazalar AS	56,281	811,712
Coca-Cola Icecek AS	27,625	167,022
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	626,002	224,438
Eregli Demir ve Celik Fabrikalari TAS	235,300	529,173
Haci Omer Sabanci Holding AS	80,275	138,834
KOC Holding AS	62,833	178,042
Tupras Turkiye Petrol Rafinerileri AS	24,375	534,274
Turk Hava Yollari AO(a)	131,990	464,613
Turkiye Garanti Bankasi AS	298,675	432,589
Turkiye Halk Bankasi AS(b)	106,925	150,945
Turkiye Is Bankasi AS, Class C	141,084	145,999
Ulker Biskuvi Sanayi AS(a)	67,925	241,868

		4,985,463
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	419,713	808,997
Aldar Properties PJSC	1,124,527	621,480
DP World Ltd.	36,502	839,546
Emaar Properties PJSC	817,534	1,175,171
Emirates Telecommunications Group Co. PJSC	330,200	1,559,689

		5,004,883
United Kingdom — 12.0%
3i Group PLC	161,567	2,008,302
Anglo American PLC	172,575	3,922,632
Ashtead Group PLC	89,050	2,734,555
Associated British Foods PLC	50,050	1,611,784
AstraZeneca PLC	188,500	14,502,092
Auto Trader Group PLC(c)	178,750	997,224
Aviva PLC	573,955	3,764,429
BAE Systems PLC	445,250	3,815,060
Barclays PLC	2,488,525	6,331,484
Barratt Developments PLC	160,550	1,124,612
Berkeley Group Holdings PLC	19,500	954,869
BHP Billiton PLC	320,775	7,382,950
BP PLC	2,769,975	20,830,950
British American Tobacco PLC	343,200	18,912,601
British Land Co. PLC (The)	148,283	1,284,157
BT Group PLC	1,319,175	4,040,551
Bunzl PLC	63,700	1,892,600
Burberry Group PLC	74,750	2,065,984
Carnival PLC	34,775	2,018,514
Centrica PLC	886,013	1,728,814
Compass Group PLC	243,982	5,247,114
ConvaTec Group PLC(c)	214,500	616,201
DCC PLC	9,425	871,609
Diageo PLC	383,175	14,083,694
Experian PLC	179,075	4,402,059
Ferguson PLC	38,488	3,034,248
Fresnillo PLC	45,660	622,304
G4S PLC	377,032	1,365,019
GlaxoSmithKline PLC	729,625	15,137,273
Glencore PLC	1,649,375	7,237,138
GVC Holdings PLC	78,325	1,202,092
Hammerson PLC	91,325	625,094

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
HSBC Holdings PLC	2,907,775	$ 27,863,285
Imperial Brands PLC	151,775	5,817,438
Informa PLC	185,250	1,918,256
InterContinental Hotels Group PLC	41,925	2,588,622
Intertek Group PLC	21,125	1,629,391
ITV PLC	706,550	1,527,859
J Sainsbury PLC	302,250	1,296,479
John Wood Group PLC	101,075	861,539
Johnson Matthey PLC	30,875	1,522,811
Kingfisher PLC	341,575	1,329,398
Land Securities Group PLC	109,755	1,357,360
Legal & General Group PLC	765,700	2,638,579
Lloyds Banking Group PLC	10,175,750	8,326,512
London Stock Exchange Group PLC	52,325	3,017,984
Marks & Spencer Group PLC	352,027	1,422,257
Mediclinic International PLC	57,850	388,530
Melrose Industries PLC	804,719	2,279,020
Micro Focus International PLC	65,325	1,071,126
Mondi PLC	65,325	1,796,922
National Grid PLC	558,025	5,953,272
Next PLC	23,400	1,822,053
NMC Health PLC	27,625	1,375,561
Pearson PLC	133,374	1,617,619
Persimmon PLC	63,050	2,052,760
Prudential PLC	402,025	9,518,786
Randgold Resources Ltd.	14,336	1,066,258
Reckitt Benckiser Group PLC	97,500	8,693,070
RELX PLC	168,350	3,671,352
Rio Tinto PLC	182,000	10,018,666
Rolls-Royce Holdings PLC	285,350	3,709,393
Royal Bank of Scotland Group PLC(a)	736,775	2,468,352
Royal Dutch Shell PLC, Class A	645,125	22,129,258
Royal Dutch Shell PLC, Class B	567,125	19,873,999
Royal Mail PLC	119,925	737,635
Sage Group PLC (The)	241,150	1,967,564
Shire PLC	136,175	7,772,089
Sky PLC	157,300	3,143,565
Smith & Nephew PLC	149,500	2,589,589
SSE PLC	175,500	2,877,653
Standard Chartered PLC	418,600	3,777,800
Standard Life Aberdeen PLC	438,891	1,797,960
Taylor Wimpey PLC	611,675	1,403,738
Tesco PLC	1,425,466	4,867,235
Unilever PLC	181,025	10,341,368
United Utilities Group PLC	141,375	1,333,747
Vedanta Ltd., ADR, NVS	183,248	2,365,732
Vodafone Group PLC	3,892,200	9,496,409
Weir Group PLC (The)	46,475	1,187,876
Whitbread PLC	26,975	1,385,302
Wm Morrison Supermarkets PLC	406,972	1,394,939
WPP PLC	202,150	3,160,831

		380,592,808

Total Common Stocks — 97.7% (Cost: $2,936,235,910)		3,086,150,238

Security	Shares	Value

Investment Companies

India — 0.6%
iShares MSCI India ETF(f)	500,599	$ 17,836,342

Total Investment Companies — 0.6% (Cost: $17,811,713)		17,836,342

Preferred Stocks

Brazil — 0.6%
Banco Bradesco SA, Preference Shares, NVS	624,331	5,073,889
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	97,500	500,393
Cia. Brasileira de Distribuicao, Preference Shares, NVS	32,500	719,358
Cia. Energetica de Minas Gerais, Preference Shares, NVS	168,734	369,659
Gerdau SA, Preference Shares, NVS	195,000	865,825
Itau Unibanco Holding SA, Preference Shares, NVS	457,197	5,476,652
Itausa-Investimentos Itau SA, Preference Shares, NVS	735,321	2,039,596
Lojas Americanas SA, Preference Shares, NVS	117,400	566,898
Petroleo Brasileiro SA, Preference Shares, NVS	552,500	2,900,270
Telefonica Brasil SA, Preference Shares, NVS	38,600	421,896

		18,934,436

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	15,016	723,017

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	152,750	1,755,221

Germany — 0.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	37,700	4,730,894
Porsche Automobil Holding SE, Preference Shares, NVS	23,492	1,591,487
Sartorius AG, Preference Shares, NVS	7,475	1,215,712
Volkswagen AG, Preference Shares, NVS	27,764	4,944,910

		12,483,003
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	859,962	573,533

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	2,600	190,122
Series 2, Preference Shares, NVS	5,850	458,629
Samsung Electronics Co. Ltd., Preference Shares, NVS	130,000	4,445,090

		5,093,841

Total Preferred Stocks — 1.2% (Cost: $33,467,134)		39,563,051

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(f)(g)(h)	64,618,398	64,637,784

76	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(f)(g)	2,332,660	$2,332,660

		66,970,444

Total Short-Term Investments — 2.1% (Cost: $66,955,027)		66,970,444

Total Investments in Securities — 101.6% (Cost: $3,054,469,784)		3,210,520,075

Other Assets, Less Liabilities — (1.6)%		(51,833,454)

Net Assets — 100.0%		$3,158,686,621

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	56,524,219	8,094,179	(b)	—		64,618,398	$64,637,784	$634,268	(c)	$(8,103)	$10,726
BlackRock Cash Funds: Treasury, SL Agency Shares	5,565,628	—		(3,232,968	)(b)	2,332,660	2,332,660	47,525		—	—
iShares MSCI India ETF	—	500,599		—		500,599	17,836,342	—		—	24,629

							$84,806,786	$681,793		$(8,103)	$35,355

(a) Includes realized capital gain distributions from an affiliated fund, if any.

(b) Net of purchases and sales.

(c)  Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)

Long Contracts
MSCI EAFE E-Mini	99	09/21/18	$9,921	$3,057
MSCI Emerging Markets E-Mini	64	09/21/18	3,508	145,443

				$148,500

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$148,500

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI ex U.S. ETF

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(87,320)

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$148,500

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,262,703

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,079,708,663	$6,423,783	$17,792	$3,086,150,238
Investment Companies	17,836,342	—	—	17,836,342
Preferred Stocks	39,563,051	—	—	39,563,051
Money Market Funds	66,970,444	—	—	66,970,444

	$3,204,078,500	$6,423,783	$17,792	$3,210,520,075

Derivative financial instruments(a)
Assets
Futures Contracts	$148,500	$—	$—	$148,500

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

78	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.9%
AGL Energy Ltd.	3,208,580	$ 52,451,825
Alumina Ltd.	12,020,595	25,289,189
Amcor Ltd./Australia	5,726,131	64,150,055
AMP Ltd.	14,315,813	36,184,072
APA Group	5,777,391	41,445,900
Aristocrat Leisure Ltd.	2,818,616	67,470,556
ASX Ltd.	949,432	46,364,505
Aurizon Holdings Ltd.	9,901,639	33,491,993
AusNet Services	8,416,419	10,198,527
Australia & New Zealand Banking Group Ltd.	14,425,919	314,219,848
Bank of Queensland Ltd.	1,859,551	15,358,353
Bendigo & Adelaide Bank Ltd.	2,298,773	20,011,308
BGP Holdings PLC(a)(b)	33,026,812	386
BHP Billiton Ltd.	15,850,575	410,766,397
BlueScope Steel Ltd.	2,747,412	36,069,240
Boral Ltd.	5,750,033	28,425,917
Brambles Ltd.	7,814,266	57,394,151
Caltex Australia Ltd.	1,275,774	30,880,239
Challenger Ltd./Australia	2,737,947	25,320,246
CIMIC Group Ltd.	488,775	17,560,961
Coca-Cola Amatil Ltd.	2,670,180	19,016,411
Cochlear Ltd.	289,057	43,699,003
Commonwealth Bank of Australia	8,657,128	481,326,614
Computershare Ltd.	2,295,875	31,045,842
Crown Resorts Ltd.	1,878,099	18,848,411
CSL Ltd.	2,234,711	326,625,039
Dexus	4,931,373	36,953,101
Domino’s Pizza Enterprises Ltd.(c)	304,769	11,316,934
Flight Centre Travel Group Ltd.	276,856	13,997,459
Fortescue Metals Group Ltd.	7,782,914	25,284,023
Goodman Group	7,912,922	56,648,143
GPT Group (The)	8,731,384	33,493,096
Harvey Norman Holdings Ltd.(c)	2,638,868	6,964,157
Healthscope Ltd.	8,546,969	13,851,319
Incitec Pivot Ltd.	8,106,738	22,840,618
Insurance Australia Group Ltd	11,663,137	69,709,815
James Hardie Industries PLC	2,180,267	34,847,421
LendLease Group	2,834,266	42,413,771
Macquarie Group Ltd.	1,598,643	145,963,103
Medibank Pvt Ltd.	13,575,522	31,386,250
Mirvac Group	17,963,041	30,446,489
National Australia Bank Ltd.	13,409,876	282,418,954
Newcrest Mining Ltd.	3,765,774	60,552,667
Oil Search Ltd.	6,757,422	45,110,733
Orica Ltd.	1,839,794	24,044,213
Origin Energy Ltd.(b)	8,666,382	62,944,081
QBE Insurance Group Ltd.	6,680,620	50,160,360
Ramsay Health Care Ltd.	696,858	29,134,804
REA Group Ltd.	271,755	17,535,565
Rio Tinto Ltd.	2,047,865	123,617,472
Santos Ltd.(b)	8,937,922	42,391,594
Scentre Group	25,973,118	82,060,758
SEEK Ltd.	1,631,977	25,926,331
Sonic Healthcare Ltd.	1,941,047	37,632,766
South32 Ltd.	25,517,286	67,721,287
Stockland	11,852,311	36,565,679
Suncorp Group Ltd.	6,343,270	70,592,328
Sydney Airport	5,401,559	28,389,716

Security	Shares	Value

Australia (continued)
Tabcorp Holdings Ltd.	9,423,975	$ 32,717,003
Telstra Corp. Ltd.	20,545,891	43,377,630
TPG Telecom Ltd.(c)	1,786,010	7,647,665
Transurban Group	10,986,881	95,561,462
Treasury Wine Estates Ltd.	3,556,898	48,706,121
Vicinity Centres	16,149,948	31,935,614
Wesfarmers Ltd.	5,574,684	204,973,101
Westpac Banking Corp.	16,790,648	367,724,616
Woodside Petroleum Ltd.	4,531,535	121,746,362
Woolworths Group Ltd.	6,428,158	143,790,845

		5,014,710,414
Austria — 0.3%
ANDRITZ AG	355,291	20,170,171
Erste Group Bank AG	1,479,500	63,981,073
OMV AG	731,154	41,371,355
Raiffeisen Bank International AG	717,688	23,957,530
voestalpine AG	577,347	28,959,762

		178,439,891
Belgium — 1.1%
Ageas	920,466	49,380,068
Anheuser-Busch InBev SA/NV	3,760,082	380,951,462
Colruyt SA	294,624	17,622,339
Groupe Bruxelles Lambert SA	406,818	43,258,661
KBC Group NV	1,238,120	95,264,070
Proximus SADP	746,335	18,277,114
Solvay SA	362,895	49,784,990
Telenet Group Holding NV(b)	259,890	12,522,196
UCB SA	619,049	53,208,442
Umicore SA	1,034,579	60,525,481

		780,794,823
Denmark — 1.7%
AP Moller - Maersk A/S, Class A	17,610	23,716,008
AP Moller - Maersk A/S, Class B, NVS(c)	33,091	47,615,492
Carlsberg A/S, Class B	532,706	64,270,250
Chr Hansen Holding A/S	482,695	50,018,793
Coloplast A/S, Class B	590,748	64,481,505
Danske Bank A/S	3,699,167	107,624,278
DSV A/S	933,209	78,323,749
Genmab A/S(b)	302,158	51,820,886
H Lundbeck A/S	342,690	24,827,500
ISS A/S	817,665	30,588,999
Novo Nordisk A/S, Class B	8,712,533	435,335,879
Novozymes A/S, Class B	1,107,130	58,336,348
Orsted A/S(d)	936,841	57,823,788
Pandora A/S	553,037	39,345,991
Tryg A/S	578,306	14,159,630
Vestas Wind Systems A/S	1,015,093	65,539,241
William Demant Holding A/S(b)(c)	551,557	26,385,686

		1,240,214,023
Finland — 1.0%
Elisa OYJ	700,574	30,468,506
Fortum OYJ	2,183,818	54,885,207
Kone OYJ, Class B	1,675,916	91,750,805
Metso OYJ	530,396	19,424,470
Neste OYJ	631,228	52,157,715
Nokia OYJ	27,751,819	150,860,398
Nokian Renkaat OYJ	564,936	24,516,624
Orion OYJ, Class B	509,774	17,571,750
Sampo OYJ, Class A	2,187,210	111,220,487

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Stora Enso OYJ, Class R	2,720,457	$ 44,992,722
UPM-Kymmene OYJ	2,647,430	94,043,946
Wartsila OYJ Abp	2,194,530	47,476,973

		739,369,603
France — 10.9%
Accor SA, NVS	929,589	47,944,319
Aeroports de Paris, NVS	146,601	32,830,950
Air Liquide SA	2,100,707	269,143,683
Airbus SE	2,870,338	355,994,669
Alstom SA, NVS	760,389	34,146,436
Amundi SA(d)	299,851	20,713,641
Arkema SA, NVS	332,721	41,752,463
Atos SE	472,153	63,448,059
AXA SA, NVS	9,547,180	241,286,737
BioMerieux, NVS	203,963	16,991,666
BNP Paribas SA	5,520,145	359,564,077
Bollore SA, NVS	4,311,569	20,088,207
Bouygues SA, NVS	1,073,938	47,259,283
Bureau Veritas SA, NVS	1,292,245	33,309,180
Capgemini SE	797,133	102,408,904
Carrefour SA, NVS	2,855,841	51,325,103
Casino Guichard Perrachon SA, NVS	275,401	11,226,600
Cie. de Saint-Gobain, NVS	2,450,586	109,172,800
Cie. Generale des Etablissements Michelin SCA, NVS	836,064	107,703,901
CNP Assurances, NVS	829,728	19,416,472
Covivio	162,751	16,976,556
Credit Agricole SA	5,581,074	78,459,610
Danone SA, NVS	2,976,394	234,060,918
Dassault Aviation SA, NVS	11,828	21,866,184
Dassault Systemes SE, NVS	645,325	96,497,027
Edenred, NVS	1,152,816	45,415,877
Eiffage SA, NVS	382,948	42,889,115
Electricite de France SA, NVS	2,879,429	43,124,188
Engie SA	8,959,395	144,821,874
Essilor International Cie Generale d’Optique SA, NVS	1,026,337	151,549,298
Eurazeo SA, NVS	227,566	17,613,344
Eurofins Scientific SE, NVS	56,906	31,067,577
Eutelsat Communications SA	851,694	18,256,337
Faurecia SA, NVS	371,125	25,246,421
Gecina SA	225,969	38,575,250
Getlink, NVS	2,303,492	30,442,305
Hermes International, NVS	155,800	98,730,355
ICADE	174,349	16,890,962
Iliad SA, NVS	129,991	20,609,012
Imerys SA, NVS	172,955	13,437,107
Ingenico Group SA, NVS	291,514	24,203,469
Ipsen SA, NVS	186,165	30,963,460
JCDecaux SA	359,841	11,763,638
Kering SA, NVS	373,480	199,267,642
Klepierre SA	1,046,183	39,501,284
Legrand SA	1,313,441	96,572,024
L’Oreal SA	1,246,750	305,610,304
LVMH Moet Hennessy Louis Vuitton SE, NVS	1,372,809	480,029,543
Natixis SA	4,577,521	32,938,973
Orange SA, NVS	9,820,984	167,941,649
Pernod Ricard SA, NVS	1,045,000	168,671,841
Peugeot SA, NVS	2,877,581	82,859,777
Publicis Groupe SA, NVS	1,022,640	65,402,898
Remy Cointreau SA, NVS	112,982	15,440,334

Security	Shares	Value

France (continued)
Renault SA, NVS	943,905	$ 83,151,516
Rexel SA	1,478,920	23,161,551
Safran SA	1,640,682	203,582,140
Sanofi, NVS	5,553,022	483,205,384
Schneider Electric SE, NVS	2,654,913	213,843,348
SCOR SE	814,290	31,679,283
SEB SA, NVS	110,852	21,089,616
SES SA	1,789,430	35,792,201
Societe BIC SA, NVS	134,237	12,839,987
Societe Generale SA, NVS	3,767,946	168,015,059
Sodexo SA, NVS	445,174	49,316,543
STMicroelectronics NV	3,405,508	74,133,784
Suez	1,817,278	25,738,946
Teleperformance, NVS	282,197	51,772,965
Thales SA, NVS	523,623	68,894,216
TOTAL SA, NVS	11,861,760	775,272,989
Ubisoft Entertainment SA, NVS(b)	392,167	43,334,283
Unibail-Rodamco-Westfield(b)	189,813	42,163,936
Unibail-Rodamco-Westfield, New	512,495	113,842,605
Valeo SA, NVS	1,182,784	58,124,512
Veolia Environnement SA, NVS	2,580,696	58,986,802
Vinci SA	2,488,366	250,390,184
Vivendi SA, NVS	5,117,986	132,940,301
Wendel SA, NVS	146,458	21,368,997

		7,936,064,451
Germany — 9.2%
1&1 Drillisch AG	266,627	15,863,524
adidas AG	928,535	205,498,764
Allianz SE, Registered	2,172,863	480,861,845
Axel Springer SE(c)	238,906	17,862,099
BASF SE	4,525,057	434,999,816
Bayer AG, Registered	4,428,009	493,541,482
Bayerische Motoren Werke AG	1,642,222	158,887,396
Beiersdorf AG	497,542	57,982,065
Brenntag AG	752,307	45,138,561
Commerzbank AG(b)	4,968,451	53,691,993
Continental AG	542,290	124,997,812
Covestro AG(d)	943,430	90,626,963
Daimler AG, Registered	4,492,403	310,912,402
Delivery Hero SE(b)(d)	436,565	24,814,813
Deutsche Bank AG, Registered(c)	9,681,742	126,739,080
Deutsche Boerse AG	949,057	125,147,103
Deutsche Lufthansa AG, Registered	1,159,951	32,572,829
Deutsche Post AG, Registered	4,845,377	171,157,240
Deutsche Telekom AG, Registered	16,461,336	272,537,400
Deutsche Wohnen SE	1,744,438	85,031,412
E.ON SE	10,836,479	122,278,467
Evonik Industries AG	791,081	29,295,388
Fraport AG Frankfurt Airport Services Worldwide	204,283	20,407,649
Fresenius Medical Care AG & Co. KGaA	1,086,544	106,205,346
Fresenius SE & Co. KGaA	2,081,442	160,784,590
GEA Group AG	910,644	35,587,681
Hannover Rueck SE	294,172	39,238,353
HeidelbergCement AG	733,290	62,306,965
Henkel AG & Co. KGaA	510,594	54,783,482
HOCHTIEF AG	95,778	17,224,405
HUGO BOSS AG	312,360	28,170,964
Infineon Technologies AG	5,598,456	148,433,786
Innogy SE(b)	686,108	29,578,465
K+S AG, Registered	933,509	24,673,987

80	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
KION Group AG	348,977	$ 23,984,758
LANXESS AG(c)	434,784	35,762,961
Linde AG	914,842	225,963,825
MAN SE	177,453	19,921,999
Merck KGaA	635,603	65,355,264
METRO AG(c)	879,622	10,868,374
MTU Aero Engines AG	256,132	54,243,413
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	764,285	169,684,319
OSRAM Licht AG(c)	489,938	21,886,768
ProSiebenSat. 1 Media SE(c)	1,148,821	31,104,291
Puma SE	41,890	21,026,754
QIAGEN NV(b)	1,113,937	40,391,204
RTL Group SA	187,738	14,003,512
RWE AG	2,546,775	66,867,952
SAP SE	4,840,562	565,520,621
Siemens AG, Registered	3,777,347	533,721,350
Siemens Healthineers AG(b)(d)	743,890	33,157,462
Symrise AG	603,488	54,568,290
Telefonica Deutschland Holding AG	3,762,601	16,495,916
thyssenkrupp AG	2,157,809	57,614,690
TUI AG	2,157,120	46,150,835
Uniper SE	985,789	30,784,856
United Internet AG, Registered	617,359	33,227,694
Volkswagen AG	160,064	27,736,606
Vonovia SE	2,390,076	115,803,459
Wirecard AG	580,122	108,433,828
Zalando SE(b)(c)(d)	553,467	31,770,486
		6,663,885,614
Hong Kong — 3.6%
AIA Group Ltd.	59,970,400	523,498,646
ASM Pacific Technology Ltd.(c)	1,425,500	17,157,627
Bank of East Asia Ltd. (The)(c)	5,987,440	23,805,857
BOC Hong Kong Holdings Ltd.	18,274,000	88,492,255
CK Asset Holdings Ltd.	12,890,684	98,645,441
CK Hutchison Holdings Ltd.	13,215,684	143,656,977
CK Infrastructure Holdings Ltd.	3,193,792	23,707,764
CLP Holdings Ltd.	8,311,000	94,949,268
Dairy Farm International Holdings Ltd.(c)	1,233,300	10,076,061
Galaxy Entertainment Group Ltd.	11,801,000	94,818,253
Hang Lung Group Ltd.	4,977,000	14,714,438
Hang Lung Properties Ltd.	10,582,000	22,250,499
Hang Seng Bank Ltd.	3,742,300	101,865,681
Henderson Land Development Co. Ltd.	6,787,604	37,842,742
HK Electric Investments & HK Electric Investments Ltd.(c)(d)	12,763,000	13,044,132
HKT Trust & HKT Ltd.	17,895,440	23,899,659
Hong Kong & China Gas Co. Ltd.	44,330,131	90,500,207
Hong Kong Exchanges & Clearing Ltd.	6,049,000	178,529,581
Hongkong Land Holdings Ltd.	5,873,500	42,700,345
Hysan Development Co. Ltd.	3,196,797	17,497,108
Jardine Matheson Holdings Ltd.	1,056,700	71,327,250
Jardine Strategic Holdings Ltd.	1,222,300	48,745,324
Kerry Properties Ltd.	3,004,000	15,216,862
Li & Fung Ltd.(c)	29,206,400	9,900,285
Link REIT	10,680,258	105,888,644
Melco Resorts & Entertainment Ltd., ADR	1,214,448	31,405,625
MGM China Holdings Ltd.(c)	4,546,400	9,779,759
Minth Group Ltd.(c)	3,546,000	13,375,761
MTR Corp. Ltd.	7,264,000	40,730,201

Security	Shares	Value

Hong Kong (continued)
New World Development Co. Ltd.	29,292,132	$ 41,733,118
NWS Holdings Ltd.	7,070,000	12,775,670
PCCW Ltd.	20,365,000	11,886,061
Power Assets Holdings Ltd.(c)	6,727,000	47,620,455
Sands China Ltd.	11,598,800	59,714,867
Shangri-La Asia Ltd.	6,648,666	10,878,965
Sino Land Co. Ltd.	14,228,000	24,441,159
SJM Holdings Ltd.(c)	9,842,000	11,952,653
Sun Hung Kai Properties Ltd.	7,912,000	124,016,490
Swire Pacific Ltd., Class A	2,647,500	28,711,347
Swire Properties Ltd.	5,830,255	22,958,001
Techtronic Industries Co. Ltd.	6,683,533	37,219,932
WH Group Ltd.(d)	43,055,500	34,566,645
Wharf Holdings Ltd. (The)	5,846,912	19,335,347
Wharf Real Estate Investment Co. Ltd.	5,978,912	43,543,812
Wheelock & Co. Ltd.	3,610,000	25,578,204
Wynn Macau Ltd.	7,462,000	21,966,217
Yue Yuen Industrial Holdings Ltd.(c)	3,523,000	9,472,904
		2,596,394,099
Ireland — 0.5%
AIB Group PLC	4,002,389	22,946,686
Bank of Ireland Group PLC	4,594,846	39,488,201
CRH PLC	4,126,682	141,376,317
Irish Bank Resolution Corp. Ltd.(a)(b)	3,570,811	42
Kerry Group PLC, Class A	786,457	83,461,629
Paddy Power Betfair PLC	414,094	45,180,639
Ryanair Holdings PLC(b)	173,066	2,855,193
Ryanair Holdings PLC, ADR, NVS(b)(c)	59,442	6,265,187
Smurfit Kappa Group PLC	1,066,636	43,780,469
		385,354,363
Israel — 0.5%
Azrieli Group Ltd.	205,368	9,825,230
Bank Hapoalim BM	5,190,528	36,676,433
Bank Leumi Le-Israel BM	7,190,957	45,035,265
Bezeq The Israeli Telecommunication Corp. Ltd.	10,003,182	10,592,886
Check Point Software Technologies Ltd.(b)(c)	645,020	72,674,404
Elbit Systems Ltd.	114,156	13,676,961
Frutarom Industries Ltd.	190,912	19,270,546
Israel Chemicals Ltd.	3,437,474	16,426,867
Mizrahi Tefahot Bank Ltd.	662,947	12,876,245
Nice Ltd.(b)	305,362	33,284,250
Teva Pharmaceutical Industries Ltd., ADR, NVS(c)	4,812,499	115,211,226
		385,550,313
Italy — 2.3%
Assicurazioni Generali SpA	5,800,325	103,157,428
Atlantia SpA	2,428,434	72,086,072
CNH Industrial NV	5,074,318	59,579,883
Davide Campari-Milano SpA, NVS(c)	2,896,963	24,438,965
Enel SpA	40,272,213	224,764,885
Eni SpA	12,581,727	242,370,748
Ferrari NV	606,586	80,767,982
Fiat Chrysler Automobiles NV(b)	5,314,429	90,772,555
Intesa Sanpaolo SpA	66,584,551	205,207,786
Leonardo SpA	1,948,327	23,366,319
Luxottica Group SpA	840,342	56,929,743
Mediobanca Banca di Credito Finanziario SpA	3,070,638	31,918,448
Moncler SpA	862,485	38,065,174
Pirelli & C SpA(b)(d)	1,534,780	13,417,994
Poste Italiane SpA(d)	2,632,975	24,540,965

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Prysmian SpA	1,178,139	$ 30,257,681
Recordati SpA	519,072	19,422,747
Snam SpA	11,231,506	48,294,750
Telecom Italia SpA/Milano(b)	56,864,396	43,872,660
Tenaris SA	2,325,665	42,531,502
Terna Rete Elettrica Nazionale SpA	6,977,035	39,103,083
UniCredit SpA	9,884,347	175,374,461
		1,690,241,831
Japan — 23.4%
ABC-Mart Inc.	167,600	9,058,245
Acom Co. Ltd.(c)	2,042,370	8,119,123
Aeon Co. Ltd.	3,055,000	61,855,972
AEON Financial Service Co. Ltd.	528,390	10,870,843
Aeon Mall Co. Ltd.	517,810	9,038,777
Air Water Inc.	704,400	12,811,849
Aisin Seiki Co. Ltd.	863,300	40,026,148
Ajinomoto Co. Inc.	2,192,800	38,698,199
Alfresa Holdings Corp.	881,300	21,044,443
Alps Electric Co. Ltd.	912,000	26,193,318
Amada Holdings Co. Ltd.	1,584,900	15,829,178
ANA Holdings Inc.	559,800	20,503,663
Aozora Bank Ltd.	528,400	19,707,611
Asahi Glass Co. Ltd.	963,900	40,212,730
Asahi Group Holdings Ltd.	1,813,300	87,830,200
Asahi Kasei Corp.	6,163,700	82,070,706
Asics Corp.	767,300	12,427,326
Astellas Pharma Inc.	9,986,250	162,140,516
Bandai Namco Holdings Inc.	973,700	38,838,400
Bank of Kyoto Ltd. (The)	307,000	14,837,145
Benesse Holdings Inc.	353,600	12,840,665
Bridgestone Corp.	2,993,700	117,512,219
Brother Industries Ltd.	1,144,100	23,231,546
Calbee Inc.(c)	375,700	12,418,170
Canon Inc.	4,930,800	159,323,777
Casio Computer Co. Ltd.	1,047,200	17,072,896
Central Japan Railway Co.	704,800	146,355,869
Chiba Bank Ltd. (The)	3,370,000	23,963,909
Chubu Electric Power Co. Inc.	3,118,400	47,929,312
Chugai Pharmaceutical Co. Ltd.	1,093,900	55,408,371
Chugoku Electric Power Co. Inc. (The)	1,364,800	17,922,601
Coca-Cola Bottlers Japan Holdings Inc.	603,700	21,707,098
Concordia Financial Group Ltd.	5,827,100	31,233,339
Credit Saison Co. Ltd.	704,400	10,942,930
CyberAgent Inc.	528,600	27,719,153
CYBERDYNE Inc.(b)(c)	535,200	6,282,408
Dai Nippon Printing Co. Ltd.	1,232,700	26,836,608
Daicel Corp.	1,393,700	15,289,116
Daifuku Co. Ltd.	516,800	22,552,868
Dai-ichi Life Holdings Inc.	5,134,552	96,416,190
Daiichi Sankyo Co. Ltd.	2,734,595	112,911,364
Daikin Industries Ltd.	1,233,200	146,741,326
Daito Trust Construction Co. Ltd.	352,600	58,792,916
Daiwa House Industry Co. Ltd.	2,754,500	100,101,001
Daiwa House REIT Investment Corp.	7,266	17,915,097
Daiwa Securities Group Inc.	7,848,900	45,632,161
DeNA Co. Ltd.	484,100	9,103,363
Denso Corp.	2,113,200	103,904,349
Dentsu Inc.	1,056,800	44,277,220
Disco Corp.	158,900	26,928,113
Don Quijote Holdings Co. Ltd.	561,700	26,193,264

Security	Shares	Value

Japan (continued)
East Japan Railway Co.	1,547,100	$ 144,289,119
Eisai Co. Ltd.	1,261,700	108,000,799
Electric Power Development Co. Ltd.	704,400	19,035,287
FamilyMart UNY Holdings Co. Ltd.(c)	390,600	36,289,441
FANUC Corp.	972,100	190,355,833
Fast Retailing Co. Ltd.	296,500	129,126,094
Fuji Electric Co. Ltd.	2,770,000	20,340,718
FUJIFILM Holdings Corp.	1,882,800	77,387,554
Fujitsu Ltd.	9,814,000	66,665,764
Fukuoka Financial Group Inc.	3,888,000	21,221,797
Hakuhodo DY Holdings Inc.	1,140,520	17,463,385
Hamamatsu Photonics KK	705,600	29,814,972
Hankyu Hanshin Holdings Inc.	1,146,700	45,534,050
Hikari Tsushin Inc.	122,600	20,535,555
Hino Motors Ltd.	1,232,700	13,842,272
Hirose Electric Co. Ltd.	176,548	21,433,691
Hisamitsu Pharmaceutical Co. Inc.	338,000	24,638,914
Hitachi Chemical Co. Ltd.	480,800	9,483,709
Hitachi Construction Machinery Co. Ltd.	528,300	16,848,589
Hitachi High-Technologies Corp.	336,900	13,723,995
Hitachi Ltd.	23,507,000	163,503,218
Hitachi Metals Ltd.	1,072,800	11,577,116
Honda Motor Co. Ltd.	7,979,900	239,168,881
Hoshizaki Corp.	223,700	22,501,894
Hoya Corp.	1,890,700	113,164,999
Hulic Co. Ltd.	1,464,800	14,315,626
Idemitsu Kosan Co. Ltd.	675,200	30,339,968
IHI Corp.	709,300	24,743,760
Iida Group Holdings Co. Ltd.	724,880	14,175,115
Inpex Corp.	4,757,743	52,299,471
Isetan Mitsukoshi Holdings Ltd.	1,584,900	19,071,470
Isuzu Motors Ltd.	2,733,100	36,831,172
ITOCHU Corp.	6,894,200	121,944,935
J Front Retailing Co. Ltd.	1,137,000	16,607,066
Japan Airlines Co. Ltd.	551,300	20,305,609
Japan Airport Terminal Co. Ltd.	187,200	8,863,320
Japan Exchange Group Inc.	2,576,600	45,690,111
Japan Post Bank Co. Ltd.	1,847,100	22,127,578
Japan Post Holdings Co. Ltd.	7,748,700	85,281,386
Japan Prime Realty Investment Corp.	3,665	13,178,153
Japan Real Estate Investment Corp.	6,808	35,578,703
Japan Retail Fund Investment Corp.	12,327	22,453,773
Japan Tobacco Inc.	5,283,000	149,891,085
JFE Holdings Inc.	2,554,675	51,702,843
JGC Corp.(c)	1,053,200	20,350,827
JSR Corp.	954,600	18,257,983
JTEKT Corp.	1,065,500	15,343,809
JXTG Holdings Inc.	16,033,250	117,377,599
Kajima Corp.	4,244,000	33,022,369
Kakaku.com Inc.	662,400	13,917,856
Kamigumi Co. Ltd.	528,300	11,024,735
Kaneka Corp.	1,166,000	10,228,801
Kansai Electric Power Co. Inc. (The)	3,496,900	49,607,622
Kansai Paint Co. Ltd.	1,054,500	24,172,298
Kao Corp.	2,457,300	178,622,924
Kawasaki Heavy Industries Ltd.	671,900	19,627,595
KDDI Corp.	8,805,000	244,863,007
Keihan Holdings Co. Ltd.	407,000	14,779,837
Keikyu Corp.	1,217,000	19,884,697
Keio Corp.	529,500	25,921,565

82	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Keisei Electric Railway Co. Ltd.	707,300	$ 23,473,463
Keyence Corp.	487,446	256,525,316
Kikkoman Corp.	704,900	33,311,783
Kintetsu Group Holdings Co. Ltd.	871,000	34,547,436
Kirin Holdings Co. Ltd.	4,050,300	103,374,192
Kobayashi Pharmaceutical Co. Ltd.	177,300	14,745,962
Kobe Steel Ltd.	1,408,800	13,806,089
Koito Manufacturing Co. Ltd.	528,900	33,877,193
Komatsu Ltd.	4,402,500	128,881,477
Konami Holdings Corp.	478,500	22,441,710
Konica Minolta Inc.	2,254,400	20,159,500
Kose Corp.	168,900	32,274,174
Kubota Corp.	4,795,400	80,087,550
Kuraray Co. Ltd.	1,735,700	24,421,364
Kurita Water Industries Ltd.	485,500	14,139,092
Kyocera Corp.	1,585,200	91,877,592
Kyowa Hakko Kirin Co. Ltd.	1,302,300	24,628,990
Kyushu Electric Power Co. Inc.	2,039,500	23,940,531
Kyushu Railway Co.	705,300	21,611,390
Lawson Inc.	284,600	17,059,728
LINE Corp.(b)(c)	223,300	9,734,715
Lion Corp.	1,056,600	19,076,189
LIXIL Group Corp.	1,262,580	25,783,972
M3 Inc.	1,059,700	40,186,051
Mabuchi Motor Co. Ltd.	251,900	12,354,217
Makita Corp.	1,150,500	51,491,915
Marubeni Corp.	8,065,000	61,298,035
Marui Group Co. Ltd.	1,029,100	20,372,392
Maruichi Steel Tube Ltd.	191,300	6,570,917
Mazda Motor Corp.	2,641,500	32,800,473
McDonald’s Holdings Co. Japan Ltd.(c)	345,800	16,496,087
Mebuki Financial Group Inc.	5,136,690	18,263,379
Medipal Holdings Corp.	974,200	19,729,421
MEIJI Holdings Co. Ltd.	574,604	45,068,993
MINEBEA MITSUMI Inc.	1,780,800	31,737,502
MISUMI Group Inc.	1,357,200	34,457,409
Mitsubishi Chemical Holdings Corp.	6,226,100	54,212,790
Mitsubishi Corp.	6,582,300	183,285,949
Mitsubishi Electric Corp.	8,981,100	121,269,722
Mitsubishi Estate Co. Ltd.	5,811,300	100,713,972
Mitsubishi Gas Chemical Co. Inc.	856,800	19,058,710
Mitsubishi Heavy Industries Ltd.	1,542,900	57,710,580
Mitsubishi Materials Corp.	540,400	15,303,448
Mitsubishi Motors Corp.	3,305,100	25,096,793
Mitsubishi Tanabe Pharma Corp.	1,086,500	20,305,146
Mitsubishi UFJ Financial Group Inc.	57,970,580	357,020,885
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,099,200	12,676,963
Mitsui & Co. Ltd.	8,345,100	139,296,224
Mitsui Chemicals Inc.	880,500	23,597,463
Mitsui Fudosan Co. Ltd.	4,302,800	102,476,906
Mitsui OSK Lines Ltd.	529,300	13,665,151
Mizuho Financial Group Inc.	118,628,660	206,227,776
MS&AD Insurance Group Holdings Inc.	2,344,888	71,473,627
Murata Manufacturing Co. Ltd.	880,500	153,383,509
Nabtesco Corp.	529,300	16,336,712
Nagoya Railroad Co. Ltd.	969,500	24,285,135
NEC Corp.	1,379,000	38,189,209
Nexon Co. Ltd.(b)	1,961,600	28,125,496
NGK Insulators Ltd.	1,338,600	23,390,223
NGK Spark Plug Co. Ltd.	821,600	23,560,264

Security	Shares	Value

Japan (continued)
NH Foods Ltd.	443,700	$ 17,598,964
Nidec Corp.	1,119,800	161,857,817
Nikon Corp.	1,591,900	26,763,943
Nintendo Co. Ltd.	550,900	180,910,166
Nippon Building Fund Inc.	7,046	39,151,438
Nippon Electric Glass Co. Ltd.	380,700	12,260,349
Nippon Express Co. Ltd.	423,500	27,617,920
Nippon Paint Holdings Co. Ltd.	766,900	33,295,819
Nippon Prologis REIT Inc.	8,847	17,869,454
Nippon Steel & Sumitomo Metal Corp.	3,698,135	73,457,238
Nippon Telegraph & Telephone Corp.	3,370,700	155,617,095
Nippon Yusen KK	704,400	13,522,919
Nissan Chemical Corp.	645,400	28,799,116
Nissan Motor Co. Ltd.	11,203,100	105,635,805
Nisshin Seifun Group Inc.	1,039,797	20,296,198
Nissin Foods Holdings Co. Ltd.	337,900	23,273,262
Nitori Holdings Co. Ltd.	382,300	57,597,726
Nitto Denko Corp.	797,300	57,564,576
NOK Corp.	453,400	9,064,760
Nomura Holdings Inc.	17,430,400	82,293,786
Nomura Real Estate Holdings Inc.	575,900	12,527,394
Nomura Real Estate Master Fund Inc.	18,774	26,566,032
Nomura Research Institute Ltd.	600,757	28,765,924
NSK Ltd.	1,938,000	21,035,108
NTT Data Corp.	2,993,755	34,045,472
NTT DOCOMO Inc.	6,691,817	171,749,064
Obayashi Corp.	3,066,800	31,917,295
Obic Co. Ltd.	338,100	28,935,126
Odakyu Electric Railway Co. Ltd.	1,526,900	32,245,771
Oji Holdings Corp.	4,229,000	25,009,809
Olympus Corp.	1,417,600	57,304,270
Omron Corp.	954,500	42,975,523
Ono Pharmaceutical Co. Ltd.	1,824,700	42,944,186
Oracle Corp. Japan	177,300	14,856,834
Oriental Land Co. Ltd./Japan	1,004,300	108,827,577
ORIX Corp.	6,405,700	103,576,175
Osaka Gas Co. Ltd.	1,802,800	34,545,346
Otsuka Corp.	485,000	18,890,477
Otsuka Holdings Co. Ltd.	1,934,900	89,018,537
Panasonic Corp.	10,818,368	138,974,568
Park24 Co. Ltd.	529,000	14,838,842
Persol Holdings Co. Ltd.	876,100	19,049,736
Pola Orbis Holdings Inc.	456,900	17,673,548
Rakuten Inc.	4,437,900	31,196,923
Recruit Holdings Co. Ltd.	5,504,900	150,236,462
Renesas Electronics Corp.(b)	4,050,300	36,038,045
Resona Holdings Inc.	10,281,800	58,408,046
Ricoh Co. Ltd.	3,436,200	33,398,120
Rinnai Corp.	168,400	14,532,285
Rohm Co. Ltd.	492,100	41,762,998
Ryohin Keikaku Co. Ltd.	127,500	40,833,259
Sankyo Co. Ltd.	253,400	9,960,336
Santen Pharmaceutical Co. Ltd.	1,761,000	29,339,512
SBI Holdings Inc./Japan	1,056,680	28,743,886
Secom Co. Ltd.	1,039,400	79,203,877
Sega Sammy Holdings Inc.	889,038	14,136,927
Seibu Holdings Inc.	1,103,700	18,575,762
Seiko Epson Corp.	1,414,900	25,443,932
Sekisui Chemical Co. Ltd.	2,031,600	36,261,719
Sekisui House Ltd.	2,817,600	47,861,947

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Seven & i Holdings Co. Ltd.	3,698,780	$ 150,508,691
Seven Bank Ltd.	3,083,400	9,310,248
SG Holdings Co. Ltd.	353,300	7,716,799
Sharp Corp./Japan(c)	725,800	16,760,702
Shimadzu Corp.	1,202,300	34,155,029
Shimamura Co. Ltd.	118,200	11,044,953
Shimano Inc.	373,700	53,581,249
Shimizu Corp.	2,641,500	27,561,837
Shin-Etsu Chemical Co. Ltd.	1,838,100	185,057,951
Shinsei Bank Ltd.	829,400	13,033,005
Shionogi & Co. Ltd.	1,402,800	76,142,691
Shiseido Co. Ltd.	1,896,700	139,109,407
Shizuoka Bank Ltd. (The)	2,569,600	23,689,719
Showa Shell Sekiyu KK	1,007,300	16,485,381
SMC Corp./Japan	282,700	94,654,243
SoftBank Group Corp.	4,077,700	337,319,117
Sohgo Security Services Co. Ltd.	365,500	16,684,876
Sompo Holdings Inc.	1,657,250	67,124,991
Sony Corp.	6,240,800	324,918,549
Sony Financial Holdings Inc.	797,700	15,278,442
Stanley Electric Co. Ltd.	712,700	24,926,036
Start Today Co. Ltd.	946,900	37,938,597
Subaru Corp.	2,993,700	87,024,297
SUMCO Corp.	1,063,200	22,633,604
Sumitomo Chemical Co. Ltd.	7,371,000	42,208,424
Sumitomo Corp.	5,505,900	90,256,624
Sumitomo Dainippon Pharma Co. Ltd.	776,400	15,002,262
Sumitomo Electric Industries Ltd.	3,712,200	56,840,368
Sumitomo Heavy Industries Ltd.	528,300	18,264,436
Sumitomo Metal Mining Co. Ltd.	1,154,100	41,394,600
Sumitomo Mitsui Financial Group Inc.	6,516,800	258,774,129
Sumitomo Mitsui Trust Holdings Inc.	1,597,060	63,288,888
Sumitomo Realty & Development Co. Ltd.	1,774,000	64,785,707
Sumitomo Rubber Industries Ltd.	807,700	13,319,762
Sundrug Co. Ltd.	353,300	14,108,013
Suntory Beverage & Food Ltd.	670,800	28,494,318
Suruga Bank Ltd.	704,400	6,298,949
Suzuken Co. Ltd./Aichi Japan	355,624	15,519,236
Suzuki Motor Corp.	1,719,500	100,629,306
Sysmex Corp.	772,600	72,953,207
T&D Holdings Inc.	2,641,500	39,289,776
Taiheiyo Cement Corp.	634,400	19,920,636
Taisei Corp.	994,900	55,193,220
Taisho Pharmaceutical Holdings Co. Ltd.	176,800	19,948,044
Taiyo Nippon Sanso Corp.	687,500	10,502,278
Takashimaya Co. Ltd.	1,683,000	14,042,541
Takeda Pharmaceutical Co. Ltd.	3,526,800	147,291,317
TDK Corp.	596,500	63,571,958
Teijin Ltd.	966,300	17,955,190
Terumo Corp.	1,408,800	77,147,972
THK Co. Ltd.	550,200	14,868,278
Tobu Railway Co. Ltd.	970,100	28,511,962
Toho Co. Ltd./Tokyo	529,300	15,745,658
Toho Gas Co. Ltd.	352,200	11,971,780
Tohoku Electric Power Co. Inc.	2,134,000	27,051,510
Tokio Marine Holdings Inc.	3,326,100	157,509,881
Tokyo Century Corp.	177,300	9,661,694
Tokyo Electric Power Co. Holdings Inc.(b)	7,119,000	33,960,568
Tokyo Electron Ltd.	774,400	132,514,133
Tokyo Gas Co. Ltd.	1,927,600	46,898,505

Security	Shares	Value

Japan (continued)
Tokyo Tatemono Co. Ltd.	1,015,300	$ 13,614,126
Tokyu Corp.	2,647,600	45,459,060
Tokyu Fudosan Holdings Corp.	2,393,700	16,208,903
Toppan Printing Co. Ltd.	2,792,000	21,425,121
Toray Industries Inc.	6,758,200	52,277,339
Toshiba Corp.(b)	31,703,000	97,142,478
Tosoh Corp.	1,375,200	22,358,978
TOTO Ltd.	714,600	33,259,478
Toyo Seikan Group Holdings Ltd.	728,400	13,352,482
Toyo Suisan Kaisha Ltd.	373,300	13,472,682
Toyoda Gosei Co. Ltd.	277,000	6,978,203
Toyota Industries Corp.	779,800	43,817,599
Toyota Motor Corp.	11,270,464	735,489,901
Toyota Tsusho Corp.	1,056,600	35,915,339
Trend Micro Inc./Japan	548,500	32,290,647
Tsuruha Holdings Inc.	176,600	21,676,648
Unicharm Corp.	2,026,800	61,506,518
United Urban Investment Corp.	15,410	23,870,770
USS Co. Ltd.	1,063,880	20,110,506
West Japan Railway Co.	800,700	55,792,925
Yahoo Japan Corp.(c)	7,260,522	27,565,855
Yakult Honsha Co. Ltd.	551,700	39,625,406
Yamada Denki Co. Ltd.(c)	3,211,750	15,895,207
Yamaguchi Financial Group Inc.	1,261,400	14,265,967
Yamaha Corp.	704,400	32,847,668
Yamaha Motor Co. Ltd.	1,358,600	35,694,502
Yamato Holdings Co. Ltd.	1,521,100	43,931,716
Yamazaki Baking Co. Ltd.	671,400	16,644,050
Yaskawa Electric Corp.	1,139,500	37,358,987
Yokogawa Electric Corp.	1,131,100	20,017,055
Yokohama Rubber Co. Ltd. (The)	621,500	13,236,162
		17,045,307,600
Netherlands — 3.8%
ABN AMRO Group NV, CVA(d)	2,084,604	57,806,477
Aegon NV	8,857,841	58,474,370
AerCap Holdings NV(b)	668,236	37,508,087
Akzo Nobel NV	1,258,298	116,456,727
ArcelorMittal	3,291,317	105,960,456
ASML Holding NV	2,017,009	433,060,421
EXOR NV	541,285	35,643,855
Heineken Holding NV	559,766	54,131,986
Heineken NV	1,272,539	128,852,420
ING Groep NV	19,208,991	294,473,852
Koninklijke Ahold Delhaize NV	6,154,288	156,654,001
Koninklijke DSM NV	892,579	95,183,195
Koninklijke KPN NV	16,826,065	48,726,179
Koninklijke Philips NV	4,638,855	203,755,648
Koninklijke Vopak NV	345,315	16,274,569
NN Group NV	1,517,066	67,132,155
NXP Semiconductors NV(b)	1,695,472	161,646,300
Randstad NV	593,009	37,648,325
RELX NV	4,858,703	105,711,230
Unilever NV, CVA	7,606,178	438,216,895
Wolters Kluwer NV	1,435,523	86,601,946

		2,739,919,094
New Zealand — 0.2%
a2 Milk Co. Ltd.(b)(c)	3,630,034	25,850,085
Auckland International Airport Ltd.	4,598,043	20,895,073
Fisher & Paykel Healthcare Corp. Ltd.	2,788,286	28,094,327

84	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Fletcher Building Ltd.	4,221,665	$ 20,204,992
Meridian Energy Ltd.	6,133,669	13,112,019
Ryman Healthcare Ltd.(c)	1,852,942	15,352,249
Spark New Zealand Ltd.	9,002,526	23,718,922

		147,227,667
Norway — 0.7%
Aker BP ASA	536,884	19,215,614
DNB ASA	4,822,767	97,404,823
Equinor ASA	5,739,780	152,594,890
Gjensidige Forsikring ASA	983,610	15,803,340
Marine Harvest ASA	2,182,691	47,780,607
Norsk Hydro ASA	6,623,398	37,802,463
Orkla ASA	4,000,460	33,880,149
Schibsted ASA, Class B	470,392	15,300,023
Telenor ASA	3,703,915	72,511,684
Yara International ASA	872,143	38,526,170

		530,819,763
Portugal — 0.2%
EDP - Energias de Portugal SA	12,561,969	51,281,802
Galp Energia SGPS SA	2,475,153	50,941,588
Jeronimo Martins SGPS SA	1,264,827	18,839,272

		121,062,662
Singapore — 1.3%
Ascendas REIT	12,364,856	24,978,590
CapitaLand Commercial Trust	12,146,552	15,614,828
CapitaLand Ltd.	12,690,300	30,110,680
CapitaLand Mall Trust(c)	12,431,200	19,724,816
City Developments Ltd.	2,065,400	15,187,434
ComfortDelGro Corp. Ltd.	10,540,600	18,196,143
DBS Group Holdings Ltd.	8,675,200	170,470,580
Genting Singapore Ltd.	30,391,600	28,576,543
Golden Agri-Resources Ltd.	33,166,794	6,821,937
Jardine Cycle & Carriage Ltd.	508,554	12,559,748
Keppel Corp. Ltd.	7,092,200	35,791,827
Oversea-Chinese Banking Corp. Ltd.	16,179,498	137,513,253
SATS Ltd.	3,380,800	12,889,409
Sembcorp Industries Ltd.	4,806,200	9,461,997
Singapore Airlines Ltd.	2,781,100	20,143,720
Singapore Exchange Ltd.	3,875,400	21,180,472
Singapore Press Holdings Ltd.(c)	6,794,750	14,524,882
Singapore Technologies Engineering Ltd.	7,764,200	19,506,034
Singapore Telecommunications Ltd.	42,080,685	99,227,943
Suntec REIT	11,843,300	16,007,986
United Overseas Bank Ltd.	6,774,700	134,468,812
UOL Group Ltd.	2,352,100	12,388,567
Venture Corp. Ltd.	1,233,300	15,111,617
Wilmar International Ltd.	8,910,700	20,488,130
Yangzijiang Shipbuilding Holdings Ltd.	11,093,700	7,701,129

		918,647,077
Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	1,270,062	55,756,094
Aena SME SA(d)	333,124	60,570,551
Amadeus IT Group SA	2,171,909	185,510,747
Banco Bilbao Vizcaya Argentaria SA	32,910,765	242,056,608
Banco de Sabadell SA	27,471,383	45,916,138
Banco Santander SA	79,645,192	449,123,870
Bankia SA	6,032,417	23,793,301
Bankinter SA	3,368,437	32,562,535
CaixaBank SA	17,704,217	81,968,571

Security	Shares	Value

Spain (continued)
Enagas SA	1,074,479	$ 30,072,096
Endesa SA	1,558,202	36,062,401
Ferrovial SA	2,409,054	49,834,876
Grifols SA	1,472,689	42,819,543
Iberdrola SA	28,580,754	222,382,143
Iberdrola SA, New(b)	824,939	6,418,717
Industria de Diseno Textil SA	5,371,576	176,294,669
International Consolidated Airlines Group SA	3,215,512	29,895,325
Mapfre SA	5,340,676	16,803,185
Naturgy Energy Group SA	1,735,108	47,059,199
Red Electrica Corp. SA	2,209,063	46,886,733
Repsol SA	6,716,305	133,396,607
Siemens Gamesa Renewable Energy SA(c)	1,184,536	16,749,410
Telefonica SA	23,070,869	207,611,475

		2,239,544,794
Sweden — 2.6%
Alfa Laval AB	1,445,651	39,766,899
Assa Abloy AB, Class B	4,949,431	98,210,708
Atlas Copco AB, Class A	3,309,162	94,832,100
Atlas Copco AB, Class B	1,923,944	50,460,408
Boliden AB	1,350,383	40,266,128
Electrolux AB, Series B	1,181,029	27,742,901
Epiroc AB, Class A(b)	3,392,897	40,653,521
Epiroc AB, Class B(b)	1,960,306	20,788,741
Essity AB, Class B	2,984,896	74,702,657
Hennes & Mauritz AB, Class B(c)	4,320,659	67,269,423
Hexagon AB, Class B	1,278,428	78,016,183
Husqvarna AB, Class B	2,042,495	16,174,358
ICA Gruppen AB(c)	390,087	12,950,291
Industrivarden AB, Class C	784,616	16,555,736
Investor AB, Class B	2,228,980	97,261,261
Kinnevik AB, Class B	1,151,802	39,811,105
L E Lundbergforetagen AB, Class B	363,951	11,904,504
Lundin Petroleum AB	931,827	30,765,547
Millicom International Cellular SA, SDR	325,307	20,844,113
Nordea Bank AB	15,010,767	159,767,705
Sandvik AB	5,596,765	102,456,556
Securitas AB, Class B	1,509,900	27,202,619
Skandinaviska Enskilda Banken AB, Class A	8,008,296	85,747,021
Skanska AB, Class B	1,686,104	31,777,981
SKF AB, Class B	1,862,194	38,318,188
Svenska Handelsbanken AB, Class A	7,548,467	93,340,497
Swedbank AB, Class A	4,473,444	105,999,629
Swedish Match AB	899,944	49,244,934
Tele2 AB, Class B	1,795,966	24,129,355
Telefonaktiebolaget LM Ericsson, Class B	15,122,484	118,548,998
Telia Co. AB	13,924,787	67,036,378
Volvo AB, Class B	7,749,044	135,948,140

		1,918,494,585
Switzerland — 8.1%
ABB Ltd., Registered	9,112,784	209,041,742
Adecco Group AG, Registered	807,893	49,762,945
Baloise Holding AG, Registered	235,179	36,749,688
Barry Callebaut AG, Registered	10,795	18,427,828
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5,285	36,461,162
Chocoladefabriken Lindt & Spruengli AG, Registered	494	39,619,798
Cie. Financiere Richemont SA, Registered	2,570,740	225,913,515
Clariant AG, Registered	1,062,059	25,414,321

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Coca-Cola HBC AG	1,003,241	$ 35,979,496
Credit Suisse Group AG, Registered	12,681,135	204,563,359
Dufry AG, Registered	160,271	21,223,766
EMS-Chemie Holding AG, Registered	40,246	25,814,353
Geberit AG, Registered	183,317	81,789,009
Givaudan SA, Registered	45,312	106,323,006
Julius Baer Group Ltd.	1,102,644	60,634,282
Kuehne + Nagel International AG, Registered	264,590	42,321,037
LafargeHolcim Ltd., Registered	2,406,070	123,074,126
Lonza Group AG, Registered	365,976	112,861,084
Nestle SA, Registered	15,349,702	1,251,233,284
Novartis AG, Registered	10,969,917	922,359,486
Pargesa Holding SA, Bearer	177,411	14,855,931
Partners Group Holding AG	85,474	64,968,874
Roche Holding AG, NVS	3,463,547	850,318,281
Schindler Holding AG, Participation Certificates, NVS	200,105	46,650,741
Schindler Holding AG, Registered	97,870	22,164,095
SGS SA, Registered	25,629	66,946,055
Sika AG, Registered	635,100	90,389,485
Sonova Holding AG, Registered	272,148	50,251,166
Straumann Holding AG, Registered	51,311	39,908,556
Swatch Group AG (The), Bearer	154,981	69,647,522
Swatch Group AG (The), Registered	251,829	20,769,533
Swiss Life Holding AG, Registered	169,687	60,967,339
Swiss Prime Site AG, Registered	346,010	31,752,534
Swiss Re AG	1,557,040	142,775,850
Swisscom AG, Registered	129,658	60,939,260
Temenos AG, Registered	297,512	47,932,489
UBS Group AG, Registered	19,061,470	314,129,175
Vifor Pharma AG	226,601	42,962,634
Zurich Insurance Group AG	751,122	231,178,660

		5,899,075,467
United Kingdom — 17.5%
3i Group PLC	4,786,380	59,495,418
Admiral Group PLC	1,028,274	26,720,503
Anglo American PLC	5,192,350	118,022,196
Antofagasta PLC	1,936,186	25,474,126
Ashtead Group PLC	2,433,889	74,740,065
Associated British Foods PLC	1,754,919	56,514,497
AstraZeneca PLC	6,231,478	479,413,627
Auto Trader Group PLC(d)	4,735,142	26,416,768
Aviva PLC	19,729,392	129,400,215
Babcock International Group PLC	1,227,374	11,505,122
BAE Systems PLC	15,662,470	134,201,608
Barclays PLC	84,008,760	213,741,101
Barratt Developments PLC	4,962,504	34,761,093
Berkeley Group Holdings PLC	634,650	31,077,320
BHP Billiton PLC	10,415,005	239,711,517
BP PLC	98,222,211	738,657,208
British American Tobacco PLC	11,299,296	622,666,297
British Land Co. PLC (The)	4,784,745	41,436,743
BT Group PLC	41,514,174	127,155,333
Bunzl PLC	1,644,176	48,850,364
Burberry Group PLC	2,068,001	57,156,624
Carnival PLC	900,452	52,266,706
Centrica PLC	27,597,429	53,848,907
Coca-Cola European Partners PLC, NVS	1,079,493	44,518,291
Compass Group PLC	7,792,760	167,592,282
ConvaTec Group PLC(d)	6,743,853	19,373,295
Croda International PLC	644,701	43,468,310

Security	Shares	Value

United Kingdom (continued)
DCC PLC	456,288	$ 42,196,794
Diageo PLC	12,124,707	445,646,680
Direct Line Insurance Group PLC	6,707,098	30,256,460
easyJet PLC	780,092	16,567,004
Experian PLC	4,530,710	111,374,853
Ferguson PLC	1,160,140	91,461,046
Fresnillo PLC	1,095,881	14,935,860
G4S PLC	7,582,323	27,451,283
GlaxoSmithKline PLC	24,387,192	505,952,500
Glencore PLC	56,889,958	249,622,097
GVC Holdings PLC	2,705,851	41,528,002
Hammerson PLC	3,895,336	26,662,465
Hargreaves Lansdown PLC	1,396,995	38,042,889
HSBC Holdings PLC	98,540,149	944,245,072
Imperial Brands PLC	4,694,028	179,919,063
Informa PLC	6,178,452	63,977,622
InterContinental Hotels Group PLC	890,710	54,996,091
Intertek Group PLC	793,485	61,202,243
Investec PLC	3,273,790	23,696,478
ITV PLC	17,813,819	38,520,976
J Sainsbury PLC	8,592,015	36,854,801
John Wood Group PLC	3,334,819	28,425,183
Johnson Matthey PLC	947,773	46,745,894
Kingfisher PLC	10,634,406	41,388,728
Land Securities Group PLC	3,620,702	44,777,892
Legal & General Group PLC	29,143,176	100,426,481
Lloyds Banking Group PLC	355,169,500	290,624,569
London Stock Exchange Group PLC	1,540,030	88,825,352
Marks & Spencer Group PLC	7,923,401	32,012,062
Mediclinic International PLC	1,788,228	12,010,031
Meggitt PLC	3,792,513	28,366,489
Melrose Industries PLC	23,808,870	67,428,379
Merlin Entertainments PLC(d)	3,469,255	17,921,041
Micro Focus International PLC	2,153,631	35,312,836
Mondi PLC	1,806,098	49,681,081
National Grid PLC	16,551,331	176,577,347
Next PLC	705,819	54,958,963
NMC Health PLC	477,027	23,753,109
Pearson PLC	3,880,870	47,068,925
Persimmon PLC	1,526,445	49,697,464
Prudential PLC	12,748,367	301,844,353
Randgold Resources Ltd.	465,621	34,631,150
Reckitt Benckiser Group PLC	3,292,557	293,563,370
RELX PLC	5,189,336	113,168,286
Rio Tinto PLC	5,919,096	325,832,127
Rolls-Royce Holdings PLC	8,210,295	106,729,312
Royal Bank of Scotland Group PLC(b)	23,480,988	78,666,269
Royal Dutch Shell PLC, Class A	22,684,212	778,120,188
Royal Dutch Shell PLC, Class B	18,439,979	646,199,909
Royal Mail PLC	4,425,081	27,217,783
RSA Insurance Group PLC	4,984,691	42,122,123
Sage Group PLC (The)	5,399,954	44,058,706
Schroders PLC	638,239	26,062,361
Segro PLC	4,896,966	42,716,929
Severn Trent PLC	1,159,074	29,412,449
Shire PLC	4,510,602	257,439,322
Sky PLC	5,105,745	102,035,870
Smith & Nephew PLC	4,305,209	74,573,399
Smiths Group PLC	1,940,964	41,093,421
SSE PLC	4,978,925	81,638,852

86	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
St. James’s Place PLC	2,596,428	$ 41,057,716
Standard Chartered PLC	13,797,812	124,523,109
Standard Life Aberdeen PLC	13,107,425	53,695,842
Taylor Wimpey PLC	16,108,188	36,966,806
Tesco PLC	47,923,175	163,633,057
Travis Perkins PLC	1,222,121	19,173,292
Unilever PLC	6,075,538	347,075,688
United Utilities Group PLC	3,340,133	31,511,185
Vodafone Group PLC	131,390,737	320,574,508
Weir Group PLC (The)	1,188,027	30,365,331
Whitbread PLC	901,106	46,276,333
Wm Morrison Supermarkets PLC	10,938,233	37,491,936
WPP PLC	6,250,821	97,738,262

		12,756,506,885

Total Common Stocks — 98.9% (Cost: $64,033,992,613)		71,927,625,019

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	266,547	22,080,639
Fuchs Petrolub SE, Preference Shares, NVS	346,837	19,592,834
Henkel AG & Co. KGaA, Preference Shares, NVS	878,566	110,249,412
Porsche Automobil Holding SE, Preference Shares, NVS	753,531	51,048,652
Sartorius AG, Preference Shares, NVS	161,990	26,345,570
Schaeffler AG, Preference Shares, NVS	801,050	10,984,792
Volkswagen AG, Preference Shares, NVS	915,550	163,064,106

		403,366,005
Italy — 0.0%
Intesa Sanpaolo SpA, Preference Shares, NVS	4,548,049	14,522,229

Security	Shares	Value

Italy (continued)
Telecom Italia SpA/Milano, Preference Shares, NVS	29,186,173	$ 19,465,098

		33,987,327

Total Preferred Stocks — 0.6% (Cost: $423,472,205)		437,353,332

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.14%(e)(f)(g)	293,355,583	293,443,590
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.83%(e)(f)	19,978,361	19,978,361

		313,421,951

Total Short-Term Investments — 0.4% (Cost: $313,346,138)		313,421,951

Total Investments in Securities — 99.9% (Cost: $64,770,810,956)		72,678,400,302

Other Assets, Less Liabilities — 0.1%		92,077,009

Net Assets — 100.0%		$72,770,477,311

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgency Shares	399,323,307	(105,967,724)	293,355,583	$293,443,590	$9,218,059	(b)	$(53,510)	$18,928
BlackRock Cash Funds: Treasury, SLAgency Shares	14,858,964	5,119,397	19,978,361	19,978,361	579,229		—	—

				$313,421,951	$9,797,288		$(53,510)	$18,928

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200 Index	369	09/20/18	$42,642	$945,494

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) July 31, 2018 Futures Contracts (continued)	iShares® MSCI EAFE ETF

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index	3,826	09/21/18	$157,801	$3,364,430
FTSE 100 Index	956	09/21/18	96,598	958,138
TOPIX Index	662	09/13/18	103,375	(879,038)

				$4,389,024

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$5,268,062

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$ 879,038

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$41,242,283

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$ 8,569,544

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$489,702,567

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

88	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018 Fair Value Measurements (continued)	iShares® MSCI EAFE ETF

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$71,921,205,874	$6,418,717	$428	$71,927,625,019
Preferred Stocks	437,353,332	—	—	437,353,332
Money Market Funds	313,421,951	—	—	313,421,951

	$72,671,981,157	$6,418,717	$428	$72,678,400,302

Derivative financial instruments(a)
Assets
Futures Contracts	$5,268,062	$—	$—	$5,268,062
Liabilities
Futures Contracts	(879,038)	—	—	(879,038)

	$4,389,024	$—	$—	$4,389,024

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments July 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.0%
Abacus Property Group	1,481,028	$ 4,117,725
Accent Group Ltd.(a)	2,215,268	2,354,967
Adelaide Brighton Ltd.	2,512,927	12,852,595
AET&D Holdings No. 1 Pty Ltd.(b)	169,200	1
Afterpay Touch Group Ltd.(b)	704,300	7,424,316
Ainsworth Game Technology Ltd.	1,590,102	1,341,663
ALS Ltd.	2,314,224	12,816,935
Altium Ltd.	669,672	10,155,816
Ansell Ltd.	771,647	16,526,635
APN Outdoor Group Ltd.	730,154	3,419,617
ARB Corp. Ltd.	369,967	5,783,953
Ardent Leisure Group	2,260,364	3,201,075
Asaleo Care Ltd.	1,946,486	1,012,912
Atlas Arteria Ltd.	3,376,326	16,415,141
Ausdrill Ltd.	1,192,841	1,618,333
Austal Ltd.	1,551,267	1,971,992
Australian Agricultural Co. Ltd.(a)(b)	2,862,624	2,692,014
Australian Pharmaceutical Industries Ltd.	1,929,262	2,423,820
Automotive Holdings Group Ltd.	1,114,238	2,261,326
Aveo Group	2,262,877	3,986,867
Bapcor Ltd.	1,575,871	8,177,086
Beach Energy Ltd.	9,647,942	13,699,053
Bega Cheese Ltd.(a)	825,223	4,484,471
Bellamy’s Australia Ltd.(b)	448,660	3,668,872
Bingo Industries Ltd.	647,115	1,332,551
Blackmores Ltd.(a)	64,154	7,062,243
Breville Group Ltd.	539,333	4,306,097
BWP Trust	2,675,284	6,582,947
BWX Ltd.(a)	520,327	2,185,482
carsales.com Ltd.	1,086,905	11,263,591
Cedar Woods Properties Ltd.	619,599	2,832,750
Charter Hall Group	1,703,394	8,471,567
Charter Hall Retail REIT	1,780,024	5,465,104
Clean TeQ Holdings Ltd.(a)(b)	2,499,701	1,235,754
Cleanaway Waste Management Ltd.	10,380,717	14,353,665
Corporate Travel Management Ltd.	374,486	7,987,091
Costa Group Holdings Ltd.	1,421,397	8,315,965
Credit Corp. Group Ltd.(a)	330,936	5,063,046
Cromwell Property Group	6,549,888	5,404,797
CSR Ltd.	2,444,895	7,706,347
Domain Holdings Australia Ltd.	1,365,237	3,227,436
Downer EDI Ltd.	2,588,113	14,199,142
DuluxGroup Ltd.	1,778,222	10,112,765
Eclipx Group Ltd.	1,066,172	2,433,258
Estia Health Ltd.	1,185,163	2,836,981
Evolution Mining Ltd.	5,697,816	11,817,759
Fairfax Media Ltd.	11,036,890	6,645,907
FlexiGroup Ltd./Australia	1,470,836	2,503,930
G8 Education Ltd.	1,775,369	3,286,325
Galaxy Resources Ltd.(a)(b)	1,736,714	3,679,558
Gateway Lifestyle	2,130,329	3,626,642
GDI Property Group	5,986,127	5,651,610
Genworth Mortgage Insurance Australia Ltd.	1,060,326	2,120,382
GrainCorp Ltd., Class A	992,350	5,466,453
Greencross Ltd.(a)	458,915	1,453,330
GUD Holdings Ltd.	476,641	5,031,555
GWA Group Ltd.	1,194,948	2,904,820
Hansen Technologies Ltd.	124,515	312,868

Security	Shares	Value

Australia (continued)
IDP Education Ltd.	369,256	$2,684,658
Iluka Resources Ltd.	1,883,638	16,033,393
Independence Group NL(a)	2,180,364	7,293,971
Infigen Energy(a)(b)	4,081,435	1,987,361
Investa Office Fund	2,360,656	9,055,343
InvoCare Ltd.(a)	604,718	6,374,581
IOOF Holdings Ltd.	1,336,703	9,092,400
IPH Ltd.	752,264	2,740,242
IRESS Ltd.	604,718	5,196,767
Jacana Minerals Ltd.(b)(c)	52,407	—
Japara Healthcare Ltd.(a)	1,387,672	1,913,609
JB Hi-Fi Ltd.(a)	577,467	10,238,541
Karoon Gas Australia Ltd.(a)(b)	1,829,181	1,597,780
Kidman Resources Ltd.(a)(b)	857,420	892,368
Link Administration Holdings Ltd.	2,105,616	12,021,617
Lynas Corp. Ltd.(a)(b)	2,797,248	4,720,406
Magellan Financial Group Ltd.	540,223	9,911,531
Mayne Pharma Group Ltd.(a)(b)	6,429,083	4,731,586
McMillan Shakespeare Ltd.	384,828	4,648,818
Mesoblast Ltd.(a)(b)	1,217,145	1,705,596
Metcash Ltd.	4,935,428	9,649,461
Mineral Resources Ltd.	720,292	8,861,946
Monadelphous Group Ltd.	460,714	5,048,373
MYOB Group Ltd.	1,081,168	2,515,707
Nanosonics Ltd.(a)(b)	1,452,333	3,411,739
Navitas Ltd.	1,201,512	3,840,777
NEXTDC Ltd.(a)(b)	1,865,801	10,000,532
NIB Holdings Ltd.	542,523	2,274,677
Nine Entertainment Co. Holdings Ltd.	3,443,544	5,734,244
Northern Star Resources Ltd.	2,729,868	14,611,562
Nufarm Ltd./Australia	1,114,739	5,925,183
OFX Group Ltd.(a)	1,498,583	1,944,011
Orocobre Ltd.(a)(b)	997,522	3,425,997
Orora Ltd.	5,307,667	14,322,961
OZ Minerals Ltd.	1,427,794	10,072,894
Pact Group Holdings Ltd.	985,607	3,963,908
Pendal Group Ltd.	962,192	6,645,076
Perpetual Ltd.	196,661	6,377,147
Pilbara Minerals Ltd.(a)(b)	7,305,446	4,779,164
Platinum Asset Management Ltd.	942,234	3,852,512
Premier Investments Ltd.	452,783	5,846,722
Primary Health Care Ltd.	2,399,904	6,262,150
Qube Holdings Ltd.(a)	5,462,108	10,516,774
Quintis Ltd.(a)(b)(c)	1,477,559	11
RCR Tomlinson Ltd.	127,214	264,798
Regis Healthcare Ltd.	672,407	1,734,539
Regis Resources Ltd.	2,067,707	6,855,614
Reliance Worldwide Corp. Ltd.(a)	2,791,976	12,349,550
Resolute Mining Ltd.	3,677,978	3,486,116
Sandfire Resources NL	897,768	4,925,417
Saracen Mineral Holdings Ltd.(b)	4,334,016	6,041,076
Select Harvests Ltd.	453,715	2,023,750
Seven Group Holdings Ltd.	367,804	5,244,300
Seven West Media Ltd.	4,685,203	2,890,873
SG Fleet Group Ltd.	677,363	1,782,573
Shopping Centres Australasia Property Group	2,876,706	5,132,503
Sigma Healthcare Ltd.	6,396,131	2,329,893
Sims Metal Management Ltd.	772,401	9,847,579
Sirtex Medical Ltd.	258,761	6,107,522
SmartGroup Corp. Ltd.	367,466	3,321,798

90	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Southern Cross Media Group Ltd.	3,774,305	$ 3,535,331
Spark Infrastructure Group	7,512,493	12,845,009
SpeedCast International Ltd.	1,143,349	5,269,786
St. Barbara Ltd.	2,464,847	7,549,352
Star Entertainment Grp Ltd. (The)	3,649,251	13,455,750
Steadfast Group Ltd.	3,742,126	8,123,137
Super Retail Group Ltd.	692,143	4,754,341
Syrah Resources Ltd.(a)(b)	1,397,268	3,126,574
Tassal Group Ltd.	1,536,258	4,773,786
Technology One Ltd.(a)	1,242,096	4,561,468
Village Roadshow Ltd.(b)	888,643	1,255,172
Virtus Health Ltd.	612,628	2,559,503
Vocus Group Ltd.(b)	2,546,701	4,562,654
Washington H Soul Pattinson & Co. Ltd.	169,625	2,751,485
Webjet Ltd.(a)	544,779	5,406,599
Western Areas Ltd.	1,240,226	2,987,228
Westgold Resources Ltd.(a)(b)	1,326,276	1,567,666
Whitehaven Coal Ltd.	3,120,992	12,598,388
WiseTech Global Ltd.(a)	491,991	5,577,627
WorleyParsons Ltd.	930,971	12,720,499

		786,330,255
Austria — 1.1%
ams AG(a)	283,991	20,498,987
AT&S Austria Technologie & Systemtechnik AG(a)	134,388	3,160,539
BAWAG Group AG(d)	28,006	1,321,223
CA Immobilien Anlagen AG	333,872	11,688,161
EVN AG	183,065	3,645,604
FACC AG	167,031	3,717,168
IMMOFINANZ AG	325,285	8,563,497
Kapsch TrafficCom AG	33,572	1,551,597
Lenzing AG	56,501	7,172,829
Oesterreichische Post AG	135,079	6,407,316
S IMMO AG	527,970	11,490,179
S&T AG	284,408	8,086,352
Schoeller-Bleckmann Oilfield Equipment AG	64,358	7,357,016
Telekom Austria AG	581,632	5,063,208
UNIQA Insurance Group AG	563,506	5,647,165
Wienerberger AG	542,154	13,308,611
Zumtobel Group AG(a)(b)	188,751	1,361,529

		120,040,981
Belgium — 1.9%
Ackermans & van Haaren NV(a)	131,340	23,973,211
Aedifica SA	124,981	11,932,701
AGFA-Gevaert NV(b)	1,138,940	5,445,074
Barco NV	72,071	10,220,397
Befimmo SA	116,387	6,999,583
Bekaert SA	172,043	4,843,254
bpost SA	392,617	6,187,871
Cie. d’Entreprises CFE	28,969	3,620,006
Cofinimmo SA	90,077	11,804,199
D’ieteren SA/NV	112,866	4,917,874
Econocom Group SA/NV(a)	747,250	2,642,196
Elia System Operator SA/NV	167,682	10,457,268
Euronav NV(a)	592,976	5,026,667
EVS Broadcast Equipment SA	80,149	1,869,941
Exmar NV(a)(b)	277,330	1,972,900
Fagron	175,619	3,250,742
Galapagos NV(a)(b)	200,068	22,055,927
Gimv NV	96,033	5,708,064

Security	Shares	Value

Belgium (continued)
Intervest Offices & Warehouses NV	153,712	$ 4,028,658
Ion Beam Applications(a)(b)	101,373	2,652,154
KBC Ancora	158,766	8,723,488
Kinepolis Group NV(a)	74,153	4,745,922
Melexis NV	86,692	8,069,076
Mithra Pharmaceuticals SA(b)	60,133	2,364,050
Nyrstar NV(a)(b)	351,158	1,684,578
Ontex Group NV(a)	326,963	9,885,433
Orange Belgium SA	163,243	2,620,555
Sofina SA	46,239	8,385,804
Tessenderlo Group SA(b)	191,303	7,699,895
Warehouses De Pauw CVA	60,446	8,119,215

		211,906,703
Denmark — 2.1%
ALK-Abello A/S(a)(b)	34,288	6,375,907
Alm Brand A/S	451,893	4,698,310
Amagerbanken A/S, NVS(b)(c)	130,550	—
Ambu A/S, Series B	772,713	30,412,168
Bang & Olufsen A/S(b)	278,856	6,770,762
Bavarian Nordic A/S(a)(b)	147,466	4,504,635
D/S Norden A/S(a)(b)	127,022	2,344,039
Dfds A/S	145,629	9,596,910
FLSmidth & Co. A/S	167,693	11,045,655
GN Store Nord A/S	648,370	30,955,983
IC Group A/S	67,767	1,756,104
Jyske Bank A/S, Registered	299,154	16,946,853
Matas A/S	199,427	1,603,622
Nilfisk Holding A/S(b)	127,689	6,617,829
NKT A/S(a)(b)	127,689	3,439,266
Per Aarsleff Holding A/S	104,127	3,720,428
Rockwool International A/S, Class B	34,267	13,734,247
Royal Unibrew A/S	240,454	20,033,900
Schouw & Co. A/S	74,809	6,955,425
SimCorp A/S	223,173	19,067,276
Solar A/S, Class B	36,107	2,279,636
Spar Nord Bank A/S	366,645	3,955,948
Sydbank A/S	340,623	12,646,476
Topdanmark A/S	232,641	9,981,942
Zealand Pharma A/S(b)	136,555	2,039,559

		231,482,880
Finland — 1.5%
Amer Sports OYJ	521,065	16,735,506
Cargotec OYJ, Class B	143,860	7,150,381
Caverion OYJ(a)(b)	475,751	3,988,416
Citycon OYJ	1,384,064	2,914,965
Cramo OYJ	165,350	3,532,723
DNA OYJ	394,613	7,826,105
Ferratum OYJ(a)	83,936	1,742,234
Finnair OYJ	241,339	2,249,147
F-Secure OYJ	565,991	2,410,546
Huhtamaki OYJ	510,338	18,361,477
Kemira OYJ	358,609	4,712,003
Kesko OYJ, Class B	279,818	15,734,901
Konecranes OYJ	263,388	10,197,585
Metsa Board OYJ	766,491	7,954,910
Oriola OYJ, Class B	740,986	2,392,895
Outokumpu OYJ	1,185,369	8,044,261
Outotec OYJ(b)	719,948	5,926,954
Ramirent OYJ	332,107	3,328,204

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Sanoma OYJ	349,481	$ 3,465,516
Stockmann OYJ Abp, Class B(a)(b)	186,683	920,676
Technopolis OYJ	818,576	3,697,012
Tieto OYJ	314,283	9,796,246
Uponor OYJ	328,242	5,000,457
Valmet OYJ	529,643	10,999,835
YIT OYJ(a)	545,013	3,704,995

		162,787,950
France — 3.5%
Air France-KLM, NVS(b)	746,280	6,819,577
Albioma SA	204,408	4,548,969
ALD SA(d)	175,013	3,128,947
Alten SA, NVS	132,319	13,151,951
Altran Technologies SA, NVS	1,245,085	11,880,304
APERAM SA	189,848	8,969,680
Assystem, NVS	49,310	1,612,581
Axway Software SA, NVS	52,093	1,176,363
Beneteau SA, NVS	171,108	2,814,882
Boiron SA, NVS	30,818	2,433,957
Bonduelle SCA, NVS	73,559	2,676,707
Cellectis SA, NVS(a)(b)	133,790	3,947,965
CGG SA(b)	2,714,306	7,431,547
Cie. Plastic Omnium SA, NVS	262,047	10,998,037
Coface SA(b)	434,478	3,894,047
DBV Technologies SA(a)(b)	102,919	3,660,781
Derichebourg SA, NVS	581,834	3,526,415
Elior Group SA(d)	445,918	7,304,452
Elis SA, NVS	848,621	19,520,992
Eramet, NVS	44,090	4,379,781
Esso SA Francaise	32,322	1,737,754
Europcar Mobility Group, NVS(d)	442,748	4,457,713
FFP, NVS	36,006	4,836,390
Fnac Darty SA(b)	78,784	7,162,483
Gaztransport Et Technigaz SA	112,866	7,401,902
Genfit, NVS(a)(b)	148,036	4,195,136
Guerbet, NVS(a)	32,523	2,264,186
Haulotte Group SA	226,624	3,409,977
ID Logistics Group, NVS(b)	13,847	2,281,198
Innate Pharma SA(a)(b)	202,891	1,159,426
Interparfums SA, NVS	60,164	2,657,408
IPSOS, NVS	169,373	5,671,767
Jacquet Metal Service SA, NVS	156,373	4,610,700
Korian SA	199,043	6,977,395
Lagardere SCA, NVS	340,487	9,955,690
LISI, NVS	74,183	2,573,556
Maisons du Monde SA(d)	203,168	6,218,672
Manitou BF SA	64,755	2,469,992
Mercialys SA	263,450	4,722,387
Mersen SA, NVS	76,954	3,187,418
Metropole Television SA	222,370	4,795,193
Naturex, NVS(b)	38,724	6,134,843
Neopost SA	126,871	3,280,645
Nexans SA(a)	112,866	3,782,167
Nexity SA	167,695	10,340,352
Oeneo SA, NVS	190,956	2,301,310
Orpea, NVS	235,679	32,442,731
Pierre & Vacances SA, NVS(b)	45,821	1,447,548
Rallye SA, NVS(a)	127,903	1,508,502
Rubis SCA	375,079	22,140,555
Sartorius Stedim Biotech, NVS	124,455	14,823,976

Security	Shares	Value

France (continued)
SOITEC, NVS(b)	96,330	$ 8,267,349
Solocal Group, NVS(a)(b)	2,224,250	2,985,050
Sopra Steria Group, NVS	71,436	12,654,576
SPIE SA, NVS	378,461	7,186,944
Ste Industrielle d’Aviation Latecoere SA, NVS(b)	336,302	1,593,636
Synergie SA, NVS	44,123	2,062,464
Tarkett SA, NVS	106,142	2,853,921
Television Francaise 1	420,179	4,564,790
Trigano SA, NVS	52,706	7,585,248
Vallourec SA, NVS(a)(b)	1,496,709	9,666,762
Vicat SA, NVS	70,571	4,570,340
Virbac SA, NVS(b)	19,303	2,755,429
Worldline SA/France, NVS(b)(d)	169,949	10,141,294

		391,714,710
Germany — 5.7%
Aareal Bank AG	241,878	11,122,272
ADLER Real Estate AG(b)	117,430	1,962,058
ADO Properties SA(d)	189,335	10,810,737
ADVA Optical Networking SE(a)(b)	218,734	1,841,415
AIXTRON SE(a)(b)	547,717	7,885,740
alstria office REIT AG	485,979	7,551,273
Amadeus Fire AG	32,600	3,528,287
Aumann AG(d)	30,344	2,119,589
AURELIUS Equity Opportunities SE & Co KGaA	112,866	6,972,711
Aurubis AG	157,770	12,925,612
BayWa AG(a)	49,481	1,681,857
Bechtle AG	135,231	12,143,929
Bertrandt AG	30,208	3,057,332
Bilfinger SE(a)	126,145	6,500,128
Borussia Dortmund GmbH & Co. KGaA(a)	631,141	4,563,725
CANCOM SE	192,158	10,405,343
Carl Zeiss Meditec AG, Bearer(a)	167,767	13,043,860
CECONOMY AG(a)	670,776	5,512,729
CompuGroup Medical SE	110,196	6,147,615
CTS Eventim AG & Co. KGaA	232,386	10,963,143
Deutsche EuroShop AG(a)	152,559	5,383,612
Deutsche Pfandbriefbank AG(d)	487,221	7,638,980
Deutz AG	599,617	5,454,801
Diebold Nixdorf AG	95,267	6,476,244
DMG Mori AG	179,314	9,514,721
Draegerwerk AG & Co. KGaA	21,943	1,337,637
Duerr AG(a)	224,779	9,867,864
ElringKlinger AG(a)	138,610	1,759,661
Evotec AG(a)(b)	590,639	12,273,535
Freenet AG(a)	505,259	14,483,874
Gerresheimer AG	157,903	13,450,126
GFT Technologies SE(a)	75,085	1,197,440
Grammer AG, NVS(b)	50,598	3,552,133
Grand City Properties SA	546,542	14,209,284
GRENKE AG	126,722	14,019,036
Hamborner REIT AG	244,975	2,614,094
Hapag-Lloyd AG(a)(d)	170,776	6,929,637
Heidelberger Druckmaschinen AG(a)(b)	1,420,677	4,082,520
Indus Holding AG	80,230	5,040,988
Isra Vision AG	91,557	5,634,844
Jenoptik AG	233,269	9,378,098
Kloeckner & Co. SE	280,833	3,095,306
Koenig & Bauer AG(a)	61,579	4,791,361
Krones AG	62,526	7,740,177
KWS Saat SE	11,271	4,444,234

92	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
LEG Immobilien AG	293,809	$ 33,084,555
Leoni AG	148,109	7,550,463
MLP SE	541,217	3,533,542
MorphoSys AG(b)	130,698	17,188,574
Nemetschek SE	95,133	13,223,677
Nordex SE(b)	310,723	3,489,464
Norma Group SE	145,580	9,232,208
PATRIZIA Immobilien AG	297,054	6,704,590
Pfeiffer Vacuum Technology AG	49,265	8,093,012
Rational AG(a)	15,412	10,567,231
Rheinmetall AG	190,539	23,029,727
RHOEN-KLINIKUMAG	328,242	9,647,580
RIB Software SE(a)	189,641	4,215,901
Rocket Internet SE(b)(d)	347,776	12,093,528
SAF-Holland SA	241,878	4,024,395
Salzgitter AG	174,619	8,642,442
Scout24 AG(d)	428,064	22,288,113
SGL Carbon SE(b)	260,611	3,082,822
Siltronic AG	101,875	17,778,514
Sixt SE	68,031	8,819,647
SLM Solutions Group AG(a)(b)	68,761	1,987,210
SMA Solar Technology AG	68,039	2,875,479
Software AG	274,198	12,954,933
Stabilus SA(a)	84,823	7,225,195
STADA Arzneimittel AG	115,677	11,044,391
STRATEC Biomedical AG(a)	37,958	3,202,161
Stroeer SE & Co. KGaA	137,584	8,451,462
Suedzucker AG(a)	343,332	5,009,396
TAG Immobilien AG	549,725	12,446,036
Takkt AG	195,400	3,685,481
TLG Immobilien AG	311,011	8,136,772
Vossloh AG	65,358	3,387,717
VTG AG	63,460	4,135,803
Wacker Neuson SE	130,486	3,371,068
XING SE	21,943	7,150,325
zooplus AG(a)(b)	29,861	5,177,942

		641,640,918
Hong Kong — 1.9%
Bright Smart Securities & Commodities Group Ltd.(a)	4,844,000	1,277,799
Brightoil Petroleum Holdings Ltd.(a)(b)(c)	12,938,512	1,978,580
Cafe de Coral Holdings Ltd.(a)	3,242,000	8,171,981
Champion REIT	17,116,000	11,647,469
China LNG Group Ltd.(a)(b)	11,609,999	1,878,988
Chow Sang Sang Holdings International Ltd.(a)	1,526,000	2,671,956
CITIC Telecom International Holdings Ltd.	8,589,000	2,429,873
CK Life Sciences International Holdings Inc.(a)	22,906,000	1,547,081
CMBC Capital Holdings Ltd.(a)(b)	45,990,000	2,637,327
CSI Properties Ltd.	65,910,000	3,695,660
Dah Sing Banking Group Ltd.	2,760,800	5,861,355
Dah Sing Financial Holdings Ltd.	648,400	4,106,648
Emperor Capital Group Ltd.	19,200,000	1,162,205
Giordano International Ltd.	8,428,000	4,779,391
Great Eagle Holdings Ltd.	1,621,000	7,984,001
Guotai Junan International Holdings Ltd.(a)	14,792,000	3,449,579
Haitong International Securities Group Ltd.(a)	8,694,000	3,922,030
Health and Happiness H&H International Holdings Ltd.(b)	440,500	3,272,672
HKBN Ltd.	4,700,500	7,283,929
Hopewell Holdings Ltd.	2,555,000	9,051,566

Security	Shares	Value

Hong Kong (continued)
Hutchison Telecommunications Hong Kong Holdings Ltd.(a)	12,012,000	$ 4,301,399
Johnson Electric Holdings Ltd.	2,311,250	6,847,908
Kerry Logistics Network Ltd.	3,003,000	3,934,019
Lai Sun Development Co. Ltd.(a)	2,754,353	4,710,426
Landing International Development Ltd.(b)	7,146,243	7,066,877
Lifestyle International Holdings Ltd.	223,500	444,314
Luk Fook Holdings International Ltd.	1,621,000	5,763,354
Man Wah Holdings Ltd.(a)	8,932,400	6,579,366
Melco International Development Ltd.	4,214,000	11,948,478
NewOcean Energy Holdings Ltd.(a)(b)	6,636,000	1,640,575
OP Financial Ltd.(a)	896,000	343,687
Pacific Basin Shipping Ltd.(b)	15,926,000	4,160,530
Pacific Textiles Holdings Ltd.	3,656,000	3,065,633
Prosperity REIT	11,013,000	4,575,213
Sa Sa International Holdings Ltd.	5,390,000	2,871,132
Shun Tak Holdings Ltd.	10,220,000	4,141,580
SITC International Holdings Co. Ltd.	6,591,000	6,400,212
SmarTone Telecommunications Holdings Ltd.(a)	2,107,000	2,180,262
Television Broadcasts Ltd.	1,471,400	4,565,809
Texwinca Holdings Ltd.(a)	3,052,000	1,345,701
Town Health International Medical Group Ltd.(a)(b)(c)	7,626,000	9,718
United Laboratories International Holdings Ltd. (The)(a)	3,412,000	3,252,360
Value Partners Group Ltd.(a)	5,065,000	3,943,744
VSTECS Holdings Ltd.	7,384,000	3,999,159
VTech Holdings Ltd.	869,400	9,727,521
Xinyi Automobile Glass Hong Kong Enterprises Ltd.(b)	1	—
Xinyi Glass Holdings Ltd.(a)	9,260,000	10,903,627

		207,532,694
Ireland — 0.9%
C&C Group PLC	1,843,607	7,420,469
Cairn Homes PLC, NVS(b)	1,990	4,005
Dalata Hotel Group PLC(b)	814,402	6,479,662
Glanbia PLC	874,332	14,393,787
Grafton Group PLC	1,080,675	10,858,633
Green REIT PLC	2,725,145	4,801,967
Hibernia REIT PLC	3,713,739	6,326,702
Irish Continental Group PLC	770,583	4,724,494
Kingspan Group PLC	681,518	31,673,143
Origin Enterprises PLC	604,862	4,274,623
Permanent TSB Group Holdings PLC(b)	763,714	1,876,526
UDG Healthcare PLC	1,216,640	13,405,798

		106,239,809
Israel — 1.7%
Africa Israel Properties Ltd.(b)	121,342	2,676,628
Airport City Ltd.(b)	551,909	6,265,234
Alony Hetz Properties & Investments Ltd.	553,975	5,440,947
Amot Investments Ltd.	583,967	2,944,879
Bayside Land Corp.	5,035	2,215,537
Caesarstone Ltd.	125,214	1,972,121
Cellcom Israel Ltd.(a)(b)	270,846	1,544,320
Clal Insurance Enterprises Holdings Ltd.(b)	180,343	2,946,380
CyberArk Software Ltd.(a)(b)	193,332	11,737,186
Delek Automotive Systems Ltd.	222,715	1,176,493
Delek Group Ltd.	11,310	1,610,039
Electra Ltd./Israel	14,754	3,413,206
First International Bank of Israel Ltd.	198,460	4,267,498
Gazit-Globe Ltd.	342,653	3,154,554

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Harel Insurance Investments & Financial Services Ltd.	658,511	$ 5,058,297
IDI Insurance Co. Ltd.	41,388	2,507,510
Israel Discount Bank Ltd., Class A	4,699,260	14,843,136
Ituran Location and Control Ltd.	181,971	6,196,113
Jerusalem Oil Exploration(b)	96,813	4,884,793
Kornit Digital Ltd.(a)(b)	195,352	3,555,406
Matrix IT Ltd.	411,631	4,325,348
Mazor Robotics Ltd.(b)	219,586	6,828,243
Melisron Ltd.	123,748	4,858,951
Menora Mivtachim Holdings Ltd.	221,681	2,395,181
Naphtha Israel Petroleum Corp. Ltd.	549,896	3,144,399
Norstar Holdings Inc.	111,232	1,925,699
Oil Refineries Ltd.	4,417,523	2,032,842
Orbotech Ltd.(b)	231,344	14,861,539
Partner Communications Co. Ltd.(b)	466,931	1,791,438
Paz Oil Co. Ltd.	27,275	3,890,911
Phoenix Holdings Ltd. (The)	591,715	3,161,184
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	84,892	4,015,178
Sapiens International Corp. NV(a)	164,241	1,695,405
Shikun & Binui Ltd.	829,945	1,538,986
Shufersal Ltd.	753,353	4,547,811
SodaStream International Ltd.(b)	109,894	9,593,746
Strauss Group Ltd.	196,376	4,020,561
Tower Semiconductor Ltd.(b)	478,915	9,766,092
UroGen Pharma Ltd.(a)(b)	34,728	1,569,706
Wix.com Ltd.(a)(b)	193,949	18,425,155

		192,798,652
Italy — 3.7%
A2A SpA	6,551,767	12,046,959
ACEA SpA	233,921	3,703,153
Amplifon SpA	432,273	9,690,768
Anima Holding SpA(d)	1,515,085	8,147,448
ASTM SpA	63,729	1,737,391
Autogrill SpA	753,949	8,248,181
Azimut Holding SpA(a)	500,705	8,415,737
Banca Carige SpA(a)(b)	242,056,027	2,520,638
Banca Generali SpA	306,273	8,270,830
Banca IFIS SpA	107,612	3,374,427
Banca Mediolanum SpA	1,144,334	8,227,716
Banca Monte dei Paschi di Siena SpA(a)(b)	1,089,231	3,387,502
Banca Popolare di Sondrio SCPA	2,209,684	9,586,818
Banco BPM SpA(a)(b)	6,410,771	20,402,517
Beni Stabili SpA SIIQ	6,094,145	5,383,495
Biesse SpA	84,896	3,504,454
BPER Banca(a)	1,874,940	10,488,435
Brembo SpA	630,841	8,650,717
Brunello Cucinelli SpA	54,819	2,277,005
Buzzi Unicem SpA	444,916	9,812,823
Cairo Communication SpA	373,195	1,414,769
Cerved Group SpA	831,673	9,565,567
CIR-Compagnie Industriali Riunite SpA	4,583,593	5,577,557
Credito Emiliano SpA	214,015	1,590,093
Credito Valtellinese SpA(b)	29,001,897	3,603,757
Datalogic SpA(a)	103,109	3,474,511
De’ Longhi SpA	262,936	7,740,433
DiaSorin SpA	126,036	13,537,606
Ei Towers SpA	62,526	4,170,039
El.En. SpA	49,067	1,622,431

Security	Shares	Value

Italy (continued)
Enav SpA(d)	1,102,246	$ 5,682,345
ERG SpA	299,103	6,733,338
Falck Renewables SpA	759,867	2,009,327
Fincantieri SpA, NVS(b)	2,354,888	3,557,141
FinecoBank Banca Fineco SpA	1,470,292	17,289,174
Geox SpA(a)	442,629	1,178,736
Hera SpA	3,866,697	12,830,718
IMA Industria Macchine Automatiche SpA	73,304	6,175,395
Infrastrutture Wireless Italiane SpA(a)(d)	988,459	8,095,828
Interpump Group SpA(a)	366,218	11,543,616
Iren SpA	3,013,986	8,541,221
Italgas SpA	2,257,431	12,997,878
Italmobiliare SpA	61,601	1,477,564
Juventus Football Club SpA(a)(b)	3,370,744	3,447,004
La Doria SpA	110,682	1,359,787
Maire Tecnimont SpA(a)	735,333	3,818,352
MARR SpA	319,841	8,644,716
Mediaset SpA(a)(b)	1,605,988	5,454,990
OVS SpA(d)	697,793	2,279,537
Piaggio & C SpA	761,464	2,013,550
Prima Industrie SpA	8,171	348,002
RAI Way SpA(d)	431,674	2,457,216
Reply SpA	155,300	10,520,942
Saipem SpA(a)(b)	2,234,335	11,688,467
Salini Impregilo SpA(a)	965,013	2,551,797
Salvatore Ferragamo SpA(a)	239,208	5,537,533
Saras SpA(a)	1,817,238	4,358,833
Societa Cattolica di Assicurazioni SC	717,710	6,608,887
Societa Iniziative Autostradali e Servizi SpA	213,259	3,787,771
Technogym SpA, NVS(d)	361,894	3,948,524
Tod’s SpA(a)	64,315	4,104,985
Unione di Banche Italiane SpA(a)	4,309,621	17,860,443
Unipol Gruppo SpA	2,260,540	9,410,717
Vittoria Assicurazioni SpA	21,355	348,311

		408,836,422
Japan — 30.3%
77 Bank Ltd. (The)	338,700	8,139,208
Achilles Corp.	152,600	3,180,416
Activia Properties Inc.	2,643	11,781,821
Adastria Co. Ltd.	208,880	2,634,792
ADEKA Corp.	421,500	7,105,329
Advance Residence Investment Corp.	6,006	15,607,874
Advantest Corp.	869,200	20,530,327
Aeon Delight Co. Ltd.	94,000	3,430,320
AEON REIT Investment Corp.(a)	6,577	7,021,185
Ai Holdings Corp.	242,200	5,352,893
Aica Kogyo Co. Ltd.	257,400	9,473,718
Aida Engineering Ltd.	331,800	3,156,754
Aiful Corp.(b)	2,659,700	8,482,338
Ain Holdings Inc.	121,000	8,971,771
Akatsuki Inc.(a)	10,600	401,501
Akebono Brake Industry Co. Ltd.(a)(b)	836,200	2,061,740
Alpine Electronics Inc.	242,200	5,385,348
Amano Corp .	286,800	5,877,427
Anicom Holdings Inc.(a)	73,900	3,116,026
Anritsu Corp.	752,800	10,753,325
Aoyama Trading Co. Ltd.	252,600	8,338,011
Arcs Co. Ltd.	249,300	6,224,705
Ariake Japan Co. Ltd.	99,900	8,540,674
Asahi Diamond Industrial Co. Ltd.	331,800	2,403,875

94	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Asahi Holdings Inc.	108,600	$ 2,171,224
Asahi Intecc Co. Ltd.	530,400	20,208,647
ASKA Pharmaceutical Co. Ltd.	152,600	1,770,836
ASKUL Corp.(a)	94,100	2,799,294
Autobacs Seven Co. Ltd.	342,700	5,871,883
Avex Inc.	239,800	3,281,880
Awa Bank Ltd. (The)	1,621,000	10,426,300
Azbil Corp.	312,700	13,673,991
Bank of Iwate Ltd. (The)	71,600	3,044,631
Bank of Nagoya Ltd. (The)(a)	162,100	5,900,996
BayCurrent Consulting Inc.	9,500	279,212
Bell System24 Holdings Inc.	20,600	363,270
Benefit One Inc.	249,600	7,157,549
Bic Camera Inc.	470,300	7,075,087
Broadleaf Co. Ltd.	671,000	4,052,135
Bunka Shutter Co. Ltd.	422,300	3,497,160
Canon Marketing Japan Inc.	242,900	5,077,595
Capcom Co. Ltd.	429,000	11,090,995
Central Glass Co. Ltd.	157,700	3,753,018
Chiyoda Corp.(a)	911,100	7,260,150
Chugoku Bank Ltd. (The)	440,500	4,659,210
Ci:z Holdings Co. Ltd.	188,600	8,348,338
Citizen Watch Co. Ltd.	1,216,600	7,977,349
CKD Corp.	331,800	5,033,021
Clarion Co. Ltd.(a)	716,000	1,886,904
cocokara fine Inc.	4,300	251,608
Colowide Co. Ltd.(a)	331,800	8,376,512
Comforia Residential REIT Inc.	3,372	7,886,275
COMSYS Holdings Corp.	511,000	12,658,594
Comture Corp.	10,500	339,088
COOKPAD Inc.(a)	274,200	1,183,121
Cosmo Energy Holdings Co. Ltd.	313,300	11,027,354
Cosmos Pharmaceutical Corp.	45,100	9,907,173
Create SD Holdings Co. Ltd.	19,400	481,794
D.A. Consortium Holdings Inc.	17,000	408,522
Daido Steel Co. Ltd.	128,600	6,330,052
Daihen Corp.	716,000	4,547,758
Daiichikosho Co. Ltd.	166,300	7,873,772
Daikokutenbussan Co. Ltd.(a)	91,600	4,050,563
Daikyo Inc.	152,600	3,054,999
Daio Paper Corp.(a)	421,400	5,793,591
Daiseki Co. Ltd.	156,400	4,275,362
Daishi Bank Ltd. (The)	252,600	10,696,123
Daiwa Office Investment Corp.	1,621	9,861,542
Daiwabo Holdings Co. Ltd.	152,600	7,852,207
DCM Holdings Co. Ltd.	421,400	3,768,281
Denka Co. Ltd.	386,200	13,230,990
Descente Ltd.	242,200	4,593,448
Dexerials Corp.	242,200	2,386,516
DIC Corp.	365,600	11,888,369
Digital Arts Inc.(a)	8,600	411,024
Digital Garage Inc.	203,900	7,650,348
Dip Corp.	171,100	4,330,233
DMG Mori Co. Ltd.	562,100	8,541,470
Dowa Holdings Co. Ltd.	268,500	8,610,997
Duskin Co. Ltd.	331,800	8,382,441
Ebara Corp.	447,500	13,472,173
EDION Corp.	511,000	5,094,479
en-japan Inc.	183,000	8,648,115
eRex Co. Ltd.(a)	88,100	892,491

Security	Shares	Value

Japan (continued)
Euglena Co. Ltd.(a)(b)	411,400	$ 3,039,376
Exedy Corp.	242,200	7,756,718
Ezaki Glico Co. Ltd.	200,100	9,241,710
F@N Communications Inc.	402,500	2,509,782
Fancl Corp.	265,200	13,859,389
Ferrotec Holdings Corp.	88,100	1,311,977
Financial Products Group Co. Ltd.	367,500	4,445,194
Foster Electric Co. Ltd.	28,200	376,118
FP Corp.	96,900	5,323,700
Frontier Real Estate Investment Corp.	1,850	7,437,020
Fudo Tetra Corp.	1,842,200	3,340,777
Fuji Corp./Aichi	436,400	7,680,079
Fuji Oil Holdings Inc.	341,900	11,224,607
Fuji Seal International Inc.(a)	253,500	9,477,376
Fuji Soft Inc.	152,600	6,189,066
Fujibo Holdings Inc.	71,600	1,998,839
Fujikura Ltd.	1,231,200	7,886,103
Fujimi Inc.	163,000	4,049,518
Fujitec Co. Ltd.	329,400	4,693,523
Fujitsu General Ltd.(a)	274,300	4,204,920
Fukuoka REIT Corp.	4,336	6,817,366
Funai Soken Holdings Inc.	283,260	6,159,146
Furukawa Co. Ltd.	152,600	2,316,128
Furukawa Electric Co. Ltd.	344,400	12,106,611
Futaba Industrial Co. Ltd.(a)	658,300	3,834,301
Fuyo General Lease Co. Ltd.	71,600	4,458,210
Geo Holdings Corp.(a)	243,100	3,055,581
Global One Real Estate Investment Corp.	6,706	6,811,436
Glory Ltd.	343,100	10,037,989
GLP J-Reit	14,098	15,037,531
GMO internet Inc.	377,900	8,004,296
GMO Payment Gateway Inc.(a)	91,300	10,260,443
GNI Group Ltd.(a)(b)	49,999	1,520,874
Goldwin Inc.(a)	6,900	490,039
Gree Inc.(b)	690,000	3,815,526
GS Yuasa Corp.	1,621,000	7,544,586
GungHo Online Entertainment Inc.(a)	2,476,900	5,266,234
Gunma Bank Ltd. (The)	1,411,200	7,488,412
Gunosy Inc.(a)(b)	28,700	468,163
Gunze Ltd.	74,800	4,423,584
Gurunavi Inc.	152,600	1,374,136
H2O Retailing Corp.	421,400	6,719,662
Hachijuni Bank Ltd. (The)	88,100	387,218
Hanwa Co. Ltd.	249,600	9,521,101
Harmonic Drive Systems Inc.(a)	183,700	7,187,833
Haseko Corp.	1,317,800	17,411,347
Hazama Ando Corp.	869,400	6,881,261
Heiwa Corp.	243,100	5,435,763
Heiwa Real Estate Co. Ltd.	331,800	5,954,853
Heiwa Real Estate REIT Inc.	6,938	6,687,602
Hirata Corp.(a)	13,100	869,510
Hiroshima Bank Ltd. (The)	661,200	4,542,280
HIS Co. Ltd.	242,200	7,302,349
Hitachi Capital Corp.	242,200	6,456,359
Hitachi Transport System Ltd.	14,300	389,628
Hitachi Zosen Corp.	858,900	4,012,906
Hogy Medical Co. Ltd.	179,000	6,188,405
Hokkaido Electric Power Co. Inc.(a)	869,400	5,591,996
Hokkoku Bank Ltd. (The)	252,600	10,662,274
Hokuetsu Corp.	690,200	3,847,461

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hokuhoku Financial Group Inc.	511,000	$ 7,344,997
Hokuriku Electric Power Co.(a)(b)	704,800	7,379,182
Horiba Ltd.	174,400	11,980,847
Hoshino Resorts REIT Inc.	946	4,850,849
Hosiden Corp.	421,400	3,519,823
House Foods Group Inc.	350,800	11,062,391
Hulic Reit Inc.	4,342	6,706,555
Hyakugo Bank Ltd. (The)	1,769,500	7,476,983
Hyakujushi Bank Ltd. (The)	2,526,000	8,191,335
Ibiden Co. Ltd.	460,000	7,540,647
IBJ Leasing Co. Ltd.	152,600	3,920,650
Ichigo Inc.	1,884,500	8,383,786
Ichigo Office REIT Investment	7,965	6,574,647
IDOM Inc.	331,800	1,209,348
Iino Kaiun Kaisha Ltd.	746,900	3,522,987
Inabata & Co. Ltd.	331,800	4,875,925
Industrial & Infrastructure Fund Investment Corp.	6,932	7,468,279
Ines Corp.	332,700	3,533,860
Infomart Corp.(a)	511,900	6,374,742
Internet Initiative Japan Inc.	152,600	2,970,479
Invesco Office J-Reit Inc.	66,439	9,288,640
Invincible Investment Corp.	27,918	12,307,962
Iriso Electronics Co. Ltd.	159,600	9,295,980
Iseki & Co. Ltd.	152,600	2,791,896
Ishihara Sangyo Kaisha Ltd.(b)	332,300	4,078,794
Istyle Inc.(a)	261,400	3,346,312
Ito En Ltd.	270,600	12,050,572
Itochu Techno-Solutions Corp.	514,400	9,760,457
Itoham Yonekyu Holdings Inc.	621,100	5,043,594
Itoki Corp.	331,800	1,846,627
Iwatani Corp.	157,700	5,325,228
Iyo Bank Ltd. (The)	1,055,900	7,263,203
Izumi Co. Ltd.(a)	252,600	15,209,255
J Trust Co. Ltd.(a)	331,800	2,643,966
Jaccs Co. Ltd.	157,700	3,423,361
Jafco Co. Ltd.	162,100	5,915,477
Japan Aviation Electronics Industry Ltd.	33,000	567,197
Japan Display Inc.(a)(b)	3,270,300	4,206,925
Japan Excellent Inc.	6,902	8,860,259
Japan Hotel REIT Investment Corp.	17,379	12,715,205
Japan Investment Adviser Co. Ltd.	32,000	1,500,804
Japan Lifeline Co. Ltd.(a)	353,600	7,600,157
Japan Logistics Fund Inc.	5,110	9,860,282
Japan Petroleum Exploration Co. Ltd.	152,600	3,620,740
Japan Rental Housing Investments Inc.	9,111	7,406,655
Japan Securities Finance Co. Ltd.	1,036,900	5,770,848
Japan Steel Works Ltd. (The)	331,800	8,115,673
JCR Pharmaceuticals Co. Ltd.	9,900	472,271
JEOL Ltd.	32,000	317,599
JINS Inc.(a)	72,900	4,102,823
Juroku Bank Ltd. (The)	252,600	6,848,678
JVC Kenwood Corp.	1,035,680	2,895,907
kabu.com Securities Co. Ltd.	1,214,900	4,026,513
Kadokawa Dwango(b)	254,867	2,707,137
Kagome Co. Ltd.	542,200	16,516,902
Kaken Pharmaceutical Co. Ltd.	143,200	7,406,897
Kanamoto Co. Ltd.	114,400	3,551,367
Kanematsu Corp.	319,700	4,578,159
Katitas Co. Ltd.(a)	88,100	3,238,623
Kawasaki Kisen Kaisha Ltd.(a)(b)	421,400	7,630,675

Security	Shares	Value

Japan (continued)
Keihin Corp.	182,800	$ 3,752,675
Keiyo Bank Ltd. (The)	2,526,000	11,102,305
Kenedix Inc.(a)	1,704,400	9,729,423
Kenedix Office Investment Corp.	1,836	11,120,314
Kenedix Residential Next Investment Corp.	3,268	4,846,239
Kenedix Retail REIT Corp.	2,524	5,503,916
Kewpie Corp.	511,000	12,663,159
Kinden Corp.	869,400	13,933,389
Kintetsu World Express Inc.	152,600	3,061,815
Kitanotatsujin Corp.(a)	99,800	559,001
Kitz Corp.	591,600	5,242,694
Kiyo Bank Ltd. (The)	511,000	8,604,922
KLab Inc.(a)	180,900	2,078,233
Koa Corp.(a)	242,700	5,294,563
Kobe Bussan Co. Ltd.(a)	10,000	492,228
Kokuyo Co. Ltd.	425,400	7,186,273
Komeri Co. Ltd.	242,200	5,757,497
Komori Corp.	242,200	3,016,141
Konishi Co. Ltd.	243,100	4,013,300
Koshidaka Holdings Co. Ltd.	28,300	325,119
K’s Holdings Corp.	916,740	10,294,284
Kumagai Gumi Co. Ltd.	183,700	6,416,536
Kura Corp.	5,300	319,117
Kusuri no Aoki Holdings Co. Ltd.(a)	6,200	454,172
KYB Corp.	71,600	3,345,256
KYORIN Holdings Inc.	250,300	5,073,528
Kyoritsu Maintenance Co. Ltd.	190,000	9,403,252
Kyowa Exeo Corp.	421,400	11,387,663
Kyudenko Corp.	207,300	8,277,926
Kyushu Financial Group Inc.	1,600,000	8,175,808
LaSalle Logiport REIT	7,037	6,927,617
Lasertec Corp.	207,900	6,128,908
Leopalace21 Corp.	1,370,300	7,516,207
LIFULL Co. Ltd.(a)	333,600	2,086,118
Link And Motivation Inc.(a)	46,600	526,612
Lintec Corp.	188,900	5,543,474
M&A Capital Partners Co. Ltd.(b)	5,600	352,689
Macnica Fuji Electronics Holdings Inc.	195,750	3,303,303
Macromill Inc.	17,100	401,760
Maeda Corp.	846,500	9,929,020
Maeda Kosen Co. Ltd.	244,000	4,686,439
Maeda Road Construction Co. Ltd.	264,300	5,097,585
Makino Milling Machine Co. Ltd.	716,000	5,743,863
Maruha Nichiro Corp.	244,800	9,086,511
Marusan Securities Co. Ltd.	511,000	4,272,789
Marvelous Inc.(a)	246,100	1,868,724
Matsui Securities Co. Ltd.	511,000	5,076,219
Matsumotokiyoshi Holdings Co. Ltd.	386,200	16,698,303
Matsuya Co. Ltd.(a)	242,200	2,998,832
Maxell Holdings Ltd.	88,100	1,447,346
MCJ Co. Ltd.	53,600	395,033
MCUBS MidCity Investment Corp.	12,986	9,535,905
Megachips Corp.(a)	13,800	314,118
Megmilk Snow Brand Co. Ltd.(a)	257,300	6,396,872
Meidensha Corp.	716,000	2,686,439
Meitec Corp.	163,500	8,091,746
Micronics Japan Co. Ltd.(a)	165,400	1,411,086
Ministop Co. Ltd.	249,100	4,706,508
Miraca Holdings Inc.	269,900	7,812,006
Mirait Holdings Corp.	331,800	5,086,375

96	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Misawa Homes Co. Ltd.	242,200	$ 2,113,895
Mitsuba Corp.	152,600	1,311,428
Mitsubishi Logistics Corp.	176,200	4,012,273
Mitsubishi Steel Manufacturing Co. Ltd.	242,200	4,900,688
Mitsui E&S Holdings Co. Ltd.(b)	331,800	4,724,756
Mitsui Mining & Smelting Co. Ltd.	247,300	9,753,703
Miura Co. Ltd.	442,200	11,546,816
Mixi Inc.	88,100	2,311,503
Mizuno Corp.	215,100	7,042,536
Modec Inc.	71,600	1,995,641
Monex Group Inc.(a)	1,011,170	5,022,427
Money Forward Inc.(b)	14,400	654,779
Monogatari Corp. (The)(a)	5,200	478,471
MonotaRO Co. Ltd.(a)	343,100	17,194,845
Mori Hills REIT Investment Corp.	7,081	8,735,806
Mori Trust Sogo REIT Inc.	5,110	7,399,777
Morinaga & Co. Ltd./Japan(a)	196,600	9,097,624
Morinaga Milk Industry Co. Ltd.	171,700	5,644,595
MOS Food Services Inc.	256,500	7,217,929
Musashi Seimitsu Industry Co. Ltd.	11,200	380,204
Musashino Bank Ltd. (The)	252,600	7,785,153
Nachi-Fujikoshi Corp.	71,600	3,326,068
Nagase & Co. Ltd.	600,600	9,700,597
Nakanishi Inc.	280,700	5,855,230
Namura Shipbuilding Co. Ltd.	331,800	1,562,074
Nankai Electric Railway Co. Ltd.	519,700	14,252,984
Nanto Bank Ltd. (The)	162,100	4,222,651
NET One Systems Co. Ltd.	560,000	12,171,520
Nextage Co. Ltd.(a)	30,000	219,761
NHK Spring Co. Ltd.	933,000	9,293,327
Nichias Corp.	33,000	406,825
Nichicon Corp.	421,400	5,259,030
Nichiha Corp.	162,100	5,944,439
Nichi-Iko Pharmaceutical Co. Ltd.	260,100	3,687,500
Nichirei Corp.	511,500	11,857,625
Nifco Inc./Japan	512,600	15,432,035
Nihon Kohden Corp.	421,400	11,331,195
Nihon M&A Center Inc.	693,600	18,439,821
Nihon Nohyaku Co. Ltd.	413,900	2,506,916
Nihon Parkerizing Co. Ltd.	690,200	10,204,404
Nihon Unisys Ltd.	363,500	8,361,734
Nikkiso Co. Ltd.	421,400	4,408,249
Nikkon Holdings Co. Ltd.	511,000	13,808,960
Nippo Corp.	179,000	3,358,049
Nippon Accommodations Fund Inc.	1,872	8,846,596
Nippon Carbon Co. Ltd.(a)	25,300	1,451,009
Nippon Chemi-Con Corp.	33,200	1,153,725
Nippon Denko Co. Ltd.	358,000	1,061,783
Nippon Gas Co. Ltd.	190,400	9,184,920
Nippon Kayaku Co. Ltd.	846,500	9,611,412
Nippon Light Metal Holdings Co. Ltd.	3,170,600	7,137,674
Nippon Paper Industries Co. Ltd.	457,000	7,466,973
Nippon Parking Development Co. Ltd.	2,083,900	3,295,071
NIPPON REIT Investment Corp.	2,749	8,509,277
Nippon Seiki Co. Ltd.	242,000	5,054,458
Nippon Sharyo Ltd.(a)(b)	1,621,000	4,373,254
Nippon Sheet Glass Co. Ltd.	497,500	5,186,551
Nippon Shinyaku Co. Ltd.	220,100	12,485,573
Nippon Shokubai Co. Ltd.	162,100	11,555,816
Nippon Soda Co. Ltd.	1,620,000	9,479,185

Security	Shares	Value

Japan (continued)
Nippon Steel & Sumikin Bussan Corp.	71,600	$ 3,665,071
Nippon Suisan Kaisha Ltd.	1,880,200	9,221,277
Nippon Thompson Co. Ltd.	46,800	341,154
Nipro Corp.(a)	670,900	8,157,003
Nishimatsu Construction Co. Ltd.	182,800	5,201,161
Nishimatsuya Chain Co. Ltd.	421,400	4,540,007
Nishi-Nippon Financial Holdings Inc.	690,200	8,212,850
Nishi-Nippon Railroad Co. Ltd.	338,700	8,901,692
Nishio Rent All Co. Ltd.	162,100	5,126,264
Nissan Shatai Co. Ltd.	421,400	3,948,978
Nissha Co. Ltd.(a)	152,600	3,146,336
Nisshin OilliO Group Ltd. (The)	249,600	6,923,423
Nisshin Steel Co. Ltd.	294,900	4,133,447
Nisshinbo Holdings Inc.	639,800	7,007,279
Nissin Electric Co. Ltd.	242,200	2,092,258
Nitto Boseki Co. Ltd.	160,500	3,983,107
Nitto Kogyo Corp.	152,600	2,610,586
Noevir Holdings Co. Ltd.	99,700	6,537,413
NOF Corp.	416,000	13,657,316
Nojima Corp.	152,600	3,127,250
Nomura Co. Ltd.(a)	242,200	5,151,672
Noritsu Koki Co. Ltd.(a)	23,700	449,906
North Pacific Bank Ltd.	2,149,600	7,719,664
NSD Co. Ltd.	438,840	9,400,914
NTN Corp.	2,413,100	10,541,414
NTT Urban Development Corp.	268,500	2,760,796
Obara Group Inc.	71,600	4,195,962
Ogaki Kyoritsu Bank Ltd. (The)	252,600	6,595,942
Okasan Securities Group Inc.	716,000	3,402,823
Oki Electric Industry Co. Ltd.	378,700	4,617,880
Okinawa Electric Power Co. Inc. (The)	389,650	8,472,468
OKUMA Corp.	157,200	8,819,153
Okumura Corp.	163,200	5,350,581
Open House Co. Ltd.	164,900	9,000,706
Optex Group Co. Ltd.(a)	13,900	407,910
Optorun Co. Ltd.(a)	21,600	740,968
Orient Corp.(a)	3,187,500	4,442,112
Orix JREIT Inc.	11,744	18,275,905
OSAKA Titanium Technologies Co. Ltd.(a)	21,400	307,790
OSG Corp.	421,400	9,452,701
OSJB Holdings Corp.(a)	1,302,200	3,210,713
Outsourcing Inc.	498,300	10,696,935
Pacific Metals Co. Ltd.(a)(b)	71,600	2,056,405
PALTAC Corp.	89,500	4,717,259
Paramount Bed Holdings Co. Ltd.	74,100	3,127,769
Pasona Group Inc.(a)	21,400	362,657
Penta-Ocean Construction Co. Ltd.	1,617,600	10,144,320
Pepper Food Service Co. Ltd.(a)	102,800	3,742,273
PeptiDream Inc.(a)(b)	433,300	16,818,729
Pigeon Corp.	579,800	27,814,240
Pilot Corp.	155,100	8,923,030
Pioneer Corp.(a)(b)	2,454,800	3,333,300
Plenus Co. Ltd.(a)	89,500	1,443,961
Premier Investment Corp.	7,807	7,866,979
Press Kogyo Co. Ltd.	858,900	5,401,694
Pressance Corp.	25,400	385,289
Prima Meat Packers Ltd.	970,000	4,861,265
Proto Corp.	254,900	3,128,753
Qol Co. Ltd.	161,700	2,652,146
Raito Kogyo Co. Ltd.	329,400	3,598,858

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Raysum Co. Ltd.(a)	24,100	$ 375,473
Relia Inc.	253,100	3,644,785
Relo Group Inc.	550,700	14,881,789
Remixpoint Inc.(a)	241,700	2,381,589
Rengo Co. Ltd.	869,400	7,929,761
Resorttrust Inc.	421,400	7,702,201
Ricoh Leasing Co. Ltd.	71,600	2,334,644
Ringer Hut Co. Ltd.(a)	242,200	5,181,964
Riso Kagaku Corp.	152,600	3,164,058
Rohto Pharmaceutical Co. Ltd.	455,900	13,643,604
Round One Corp.	390,000	5,783,455
Ryobi Ltd.	157,700	5,247,744
Ryosan Co. Ltd.	162,100	6,103,730
S Foods Inc.	121,900	4,775,161
Sac’s Bar Holdings Inc.(a)	243,100	2,106,548
Saizeriya Co. Ltd.	153,100	3,168,954
Sakata Seed Corp.	179,000	6,684,116
SanBio Co. Ltd.(a)(b)	108,700	2,922,878
Sangetsu Corp.	248,700	4,770,046
San-in Godo Bank Ltd. (The)	959,400	8,973,484
Sanken Electric Co. Ltd.	716,000	3,876,148
Sanki Engineering Co. Ltd.	331,800	3,393,881
Sankyo Tateyama Inc.	157,600	1,997,806
Sankyu Inc.	346,300	18,190,495
Sanrio Co. Ltd.(a)	19,800	372,333
Sanwa Holdings Corp.	1,049,500	11,888,208
Sanyo Special Steel Co. Ltd.	157,700	4,074,222
Sapporo Holdings Ltd.	332,500	8,013,981
Sato Holdings Corp.	105,000	3,062,578
Sawai Pharmaceutical Co. Ltd.	179,200	8,436,520
SCREEN Holdings Co. Ltd.	187,400	13,644,006
SCSK Corp.	252,680	11,918,442
Seikagaku Corp.	243,100	3,322,700
Seiko Holdings Corp.	157,700	3,457,172
Seino Holdings Co. Ltd.	690,200	12,017,150
Seiren Co. Ltd.	333,600	5,963,316
Sekisui House Reit Inc.	10,504	6,774,958
Senshu Ikeda Holdings Inc.	1,268,580	4,499,073
Septeni Holdings Co. Ltd.(a)	869,400	1,397,999
Seria Co. Ltd.(a)	209,700	9,628,890
Shibuya Corp.	71,600	2,289,870
SHIFT Inc.(b)	9,900	424,955
Shiga Bank Ltd. (The)(a)	1,621,000	8,558,254
Shikoku Electric Power Co. Inc.	692,500	9,223,848
Shima Seiki Manufacturing Ltd.	161,600	8,733,965
Shimachu Co. Ltd.	331,800	10,522,512
Shinko Electric Industries Co. Ltd.	324,900	3,099,814
Shinko Plantech Co. Ltd.	421,400	3,971,565
Shinmaywa Industries Ltd.	352,900	4,262,291
Ship Healthcare Holdings Inc.	190,000	7,357,960
SHO-BOND Holdings Co. Ltd.(a)	94,800	6,614,150
Shochiku Co. Ltd.(a)	21,700	2,620,904
Showa Corp.	310,600	5,205,339
Showa Denko KK	584,900	27,797,642
Sinanen Holdings Co. Ltd.	152,600	3,774,785
Sinfonia Technology Co. Ltd.	119,000	414,597
SKY Perfect JSAT Holdings Inc.	1,189,900	5,665,684
Skylark Holdings Co. Ltd.(a)	856,300	12,423,005
SMS Co. Ltd.(a)	367,600	7,454,458
Sodick Co. Ltd.	242,200	2,200,441

Security	Shares	Value

Japan (continued)
Sojitz Corp.	6,887,400	$ 24,918,680
Sosei Group Corp.(a)(b)	422,800	5,272,725
Sotetsu Holdings Inc.	519,700	16,040,410
SPARX Group Co. Ltd.	941,000	2,202,448
Square Enix Holdings Co. Ltd.	421,400	19,876,648
Star Micronics Co. Ltd.	331,800	5,940,032
Stella Chemifa Corp.(a)	9,900	306,888
Sugi Holdings Co. Ltd.	195,600	10,466,714
Sumitomo Bakelite Co. Ltd.	1,621,000	16,291,093
Sumitomo Forestry Co. Ltd.	690,200	11,227,927
Sumitomo Mitsui Construction Co. Ltd.	894,380	6,999,079
Sumitomo Osaka Cement Co. Ltd.	1,621,000	7,703,877
Sumitomo Warehouse Co. Ltd. (The)	1,620,000	10,434,340
Sushiro Global Holdings Ltd.	11,000	610,238
Systena Corp.	34,100	415,817
Tadano Ltd.	601,100	7,732,571
Taikisha Ltd.	94,000	2,720,743
Taiyo Yuden Co. Ltd.(a)	527,200	15,659,639
Takara Bio Inc.	313,800	6,952,153
Takara Holdings Inc.	897,100	10,442,391
Takara Leben Co. Ltd.	511,000	1,734,679
Takasago Thermal Engineering Co. Ltd.	242,200	4,744,904
Takeuchi Manufacturing Co. Ltd.	172,700	4,005,085
Tateru Inc.(a)	88,100	1,465,448
TechnoPro Holdings Inc.	172,600	10,932,053
Teikoku Sen-I Co. Ltd.	162,100	3,475,433
Tekken Corp.	71,600	1,860,039
TIS Inc.	408,400	19,555,333
TKP Corp.(a)(b)	8,000	284,438
Toa Corp./Tokyo(a)	14,700	380,172
Toagosei Co. Ltd.	954,000	11,138,806
TOC Co. Ltd.	690,200	5,117,617
Toda Corp.	1,579,500	13,785,702
Toho Bank Ltd. (The)	879,300	3,487,665
Toho Holdings Co. Ltd.(a)	263,200	6,461,261
Toho Titanium Co. Ltd.(a)	242,200	2,648,319
Toho Zinc Co. Ltd.	71,600	2,644,863
Tokai Carbon Co. Ltd.(a)	881,400	16,149,289
Tokai Rika Co. Ltd.	242,200	5,002,380
Tokai Tokyo Financial Holdings Inc.	1,036,900	5,946,845
Tokuyama Corp.	315,600	9,924,174
Tokyo Broadcasting System Holdings Inc.	170,600	3,529,655
Tokyo Dome Corp.	508,600	4,248,178
Tokyo Kiraboshi Financial Group Inc.	107,144	2,459,890
Tokyo Ohka Kogyo Co. Ltd.	162,100	5,857,553
Tokyo Seimitsu Co. Ltd.	252,600	8,541,102
Tokyo Steel Manufacturing Co. Ltd.	511,000	4,368,653
Tokyotokeiba Co. Ltd.	84,300	3,411,462
Tokyu Construction Co. Ltd.	421,440	4,239,248
Tokyu REIT Inc.	6,006	8,182,196
TOMONY Holdings Inc.	1,303,900	5,847,399
Tomy Co. Ltd.	421,400	3,478,413
Topcon Corp.	481,500	8,306,026
Topre Corp.	242,200	6,361,158
Toridoll Holdings Corp.	152,600	3,382,174
Toshiba Machine Co. Ltd.	716,000	3,485,975
Toshiba Plant Systems & Services Corp.	189,400	4,180,877
Totetsu Kogyo Co. Ltd.	162,100	4,901,809
Toyo Construction Co. Ltd.	658,300	2,805,155
Toyo Ink SC Holdings Co. Ltd.	146,900	4,009,108

98	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyo Kanetsu KK	71,600	$ 2,436,984
Toyo Tanso Co. Ltd.	9,900	282,567
Toyo Tire & Rubber Co. Ltd.	512,800	8,058,024
Toyobo Co. Ltd.	421,400	7,107,408
Toyota Boshoku Corp.	274,200	5,058,272
TPR Co. Ltd.	252,600	6,388,338
Trusco Nakayama Corp.	182,800	4,601,844
TS Tech Co. Ltd.	242,200	9,942,014
TSI Holdings Co. Ltd.	511,000	3,638,262
Tsubaki Nakashima Co. Ltd.	20,900	493,094
Tsubakimoto Chain Co.	716,000	6,556,191
Tsugami Corp.	53,000	507,084
Tsukui Corp.	348,900	3,151,134
Tsumura & Co.	284,200	9,203,368
UACJ Corp.(a)	163,094	3,530,255
Ube Industries Ltd.	457,000	12,227,220
Ulvac Inc.	252,600	9,872,476
Unipres Corp.	152,600	3,086,353
United Arrows Ltd.	162,100	6,291,982
UNITED Inc./Japan(a)	51,100	1,061,806
United Super Markets Holdings Inc.	511,900	5,876,286
Unitika Ltd.(a)(b)	600,600	3,589,435
Universal Entertainment Corp.(a)(b)	111,600	3,638,914
Unizo Holdings Co. Ltd.	28,600	528,362
Ushio Inc.	511,000	6,628,301
UT Group Co. Ltd.(b)	88,100	3,061,542
V Technology Co. Ltd.	25,500	4,494,506
Valor Holdings Co. Ltd.	242,200	5,188,455
Vector Inc.(a)	25,200	543,441
VT Holdings Co. Ltd.	481,100	2,441,172
Wacoal Holdings Corp.	416,000	11,427,550
Wacom Co. Ltd.	929,200	4,706,596
Welcia Holdings Co. Ltd.(a)	281,100	14,238,315
W-Scope Corp.(a)	152,600	1,976,684
Xebio Holdings Co. Ltd.	242,200	3,602,492
Yahagi Construction Co. Ltd.	243,100	2,013,165
YAMABIKO Corp.	331,800	4,339,425
YA-MAN Ltd.(a)	151,700	2,401,397
Yamashin-Filter Corp.(a)	57,900	593,793
Yamato Kogyo Co. Ltd.	182,800	5,682,902
Yodogawa Steel Works Ltd.	315,500	8,258,129
Yokogawa Bridge Holdings Corp.	239,800	4,412,971
Yokohama Reito Co. Ltd.(a)	631,000	5,659,496
Yondoshi Holdings Inc.	72,300	1,631,497
Yonex Co. Ltd.(a)	274,400	1,666,893
Yoshinoya Holdings Co. Ltd.(a)	421,400	7,114,937
Yumeshin Holdings Co. Ltd.	336,700	3,456,033
Zenkoku Hosho Co. Ltd.	252,600	11,102,305
Zenrin Co. Ltd.	232,600	6,337,592
Zensho Holdings Co. Ltd.	436,000	9,694,515
Zeon Corp.	846,500	9,520,667
ZERIA Pharmaceutical Co. Ltd.	243,100	5,368,440
ZIGExN Co. Ltd.(b)	43,300	341,557
Zojirushi Corp.(a)	242,200	3,111,342

		3,392,070,184
Netherlands — 3.0%
Aalberts Industries NV	576,540	26,173,738
Accell Group	131,271	2,733,968
AMG Advanced Metallurgical Group NV	121,838	7,213,364
Arcadis NV	183,930	3,365,843

Security	Shares	Value

Netherlands (continued)
ASM International NV	227,638	$ 13,168,242
ASR Nederland NV	628,946	28,184,915
BE Semiconductor Industries NV	393,471	8,563,085
BinckBank NV	591,134	3,582,781
Boskalis Westminster(a)	258,116	7,924,709
Brunel International NV	123,052	2,015,679
Constellium NV, Class A(a)(b)	282,905	3,706,056
Corbion NV	338,585	11,607,533
COSMO Pharmaceuticals NV(a)(b)	37,966	4,916,405
Eurocommercial Properties NV	200,669	8,499,501
Euronext NV(d)	254,565	15,830,934
Flow Traders(d)	147,208	4,374,916
Fugro NV(a)(b)	372,124	5,370,707
Gemalto NV(a)(b)	333,191	19,445,732
IMCD NV	227,054	16,511,057
Intertrust NV(d)	255,674	4,457,357
InterXion Holding NV(b)	329,156	21,355,641
Kendrion NV	98,249	4,253,383
Koninklijke BAM Groep NV(a)	1,181,303	4,856,995
NSI NV	110,457	4,310,163
OC INV(b)	329,925	9,982,707
Pharming Group NV(b)	2,915,105	4,420,423
PostNL NV	1,953,035	7,721,520
Rhi Magnesita NV	175,978	11,118,770
SBM Offshore NV	725,192	11,272,472
Signify NV(d)	432,341	11,999,018
SNS REAAL NV(a)(b)(c)	291,555	3
Takeaway.com NV(b)(d)	92,335	6,168,890
TKH Group NV	165,784	10,387,396
TomTom NV(b)	630,049	6,457,777
Vastned Retail NV	110,872	5,039,849
Wereldhave NV	157,638	5,861,643
Wessanen(a)	529,133	7,881,300

		330,734,472
New Zealand — 0.7%
Air New Zealand Ltd.	2,313,617	5,111,234
Argosy Property Ltd.	2,822,814	2,075,514
Chorus Ltd.	1,933,638	5,673,774
Contact Energy Ltd.	1,892,631	7,447,549
Freightways Ltd.	2,062,598	11,163,524
Genesis Energy Ltd.	1,082,455	1,879,185
Goodman Property Trust	3,030,339	3,063,637
Infratil Ltd.	2,360,102	5,559,381
Kiwi Property Group Ltd.	13,741,838	12,676,627
New Zealand Refining Co. Ltd. (The)	875,693	1,448,698
Precinct Properties New Zealand Ltd.	3,292,596	3,093,408
SKY Network Television Ltd.	102,047	188,274
SKYCITY Entertainment Group Ltd.	2,921,477	7,876,209
Trade Me Group Ltd.	1,734,965	5,728,647
Z Energy Ltd.	1,598,444	7,813,425

		80,799,086
Norway — 1.9%
Akastor ASA(a)(b)	1,122,103	2,327,586
Aker ASA, Class A	121,773	9,520,872
Aker Solutions ASA(b)	751,593	5,147,581
Atea ASA	355,255	5,084,228
Austevoll Seafood ASA	533,103	7,773,451
Bakkafrost P/F	192,211	11,831,382
Borr Drilling Ltd.(a)(b)	1,325,598	6,280,373

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Borregaard ASA	486,331	$ 4,620,183
BW LPG Ltd.(a)(b)(d)	545,409	2,476,241
BW Offshore Ltd.(b)	590,838	3,216,239
DNO ASA(b)	3,547,642	7,522,187
Entra ASA(d)	308,302	4,503,079
Europris ASA(d)	731,168	1,902,564
Golden Ocean Group Ltd.(a)	488,307	4,507,099
Grieg Seafood ASA	263,227	3,129,078
Hoegh LNG Holdings Ltd.(a)	234,812	1,389,164
Kongsberg Automotive ASA(b)	3,185,645	3,714,559
Leroy Seafood Group ASA	1,345,499	10,595,807
Nordic Nanovector ASA(a)(b)	198,429	1,553,861
Nordic Semiconductor ASA(a)(b)	794,319	4,786,992
Norwegian Air Shuttle ASA(a)(b)	147,378	4,314,270
Norwegian Finans Holding ASA(b)	368,347	4,498,488
Norwegian Property ASA	1,414,597	1,996,719
Ocean Yield ASA	237,428	1,949,595
Petroleum Geo-Services ASA(b)	1,424,617	6,964,577
Protector Forsikring ASA(a)(b)	340,033	2,566,744
REC Silicon ASA(a)(b)	11,211,807	1,122,928
Salmar ASA	230,308	11,765,148
Scatec Solar ASA(d)	452,744	3,489,785
Selvaag Bolig ASA	265,529	1,448,672
SpareBank 1 Nord Norge	400,757	3,049,714
SpareBank 1 SMN	1,027,674	10,759,465
Stolt-Nielsen Ltd.(a)	233,879	4,007,402
Storebrand ASA	2,084,600	17,777,424
Subsea 7 SA	1,074,769	15,599,209
TGS NOPEC Geophysical Co. ASA	499,319	19,060,082
Wallenius Wilhelmsen Logistics(b)	438,914	2,146,812
XXL ASA(a)(d)	548,191	3,364,250
		217,763,810
Portugal — 0.4%
Altri SGPS SA	338,056	3,460,997
Banco Comercial Portugues SA, Class R(a)(b)	44,471,536	13,965,910
CTT-Correios de Portugal SA	663,131	2,332,346
Mota-Engil SGPS SA(a)	555,957	1,863,676
Navigator Co. SA (The)	1,574,668	8,998,482
NOS SGPS SA	1,160,200	6,763,028
REN - Redes Energeticas Nacionais SGPS SA(a)	1,286,438	3,772,025
Sonae SGPS SA	4,763,604	5,420,381
		46,576,845
Singapore — 1.5%
Asian Pay Television Trust(a)	9,646,300	2,940,729
Best World International Ltd.(a)	2,482,500	2,316,003
CapitaLand Retail China Trust	2,719,080	3,095,992
CDL Hospitality Trusts	5,894,800	7,015,042
COSCO Shipping International Singapore Co. Ltd.(a)(b)	5,502,200	1,657,167
ESR-REIT(a)	10,733,681	4,100,135
Far East Hospitality Trust	5,298,000	2,685,389
First REIT	4,579,600	4,339,737
First Resources Ltd.(a)	2,273,300	2,688,616
Frasers Centrepoint Trust(a)	2,629,300	4,384,420
Frasers Commercial Trust	4,401,600	4,591,399
Frasers Logistics & Industrial Trust(a)	1,637,100	1,262,730
Hutchison Port Holdings Trust	13,357,800	3,406,239
Japfa Ltd.(a)	2,903,500	1,589,001
Kenon Holdings Ltd./Singapore	126,037	2,006,983

Security	Shares	Value

Singapore (continued)
Keppel DC REIT, NVS	3,710,438	$ 3,843,178
Keppel REIT	7,305,400	6,278,791
Lippo Malls Indonesia Retail Trust(a)	9,870,300	2,283,952
M1 Ltd./Singapore(a)	1,749,300	2,107,436
Mapletree Commercial Trust	7,207,135	8,576,771
Mapletree Industrial Trust	8,188,460	12,030,353
Mapletree Logistics Trust	10,879,690	10,070,087
Mapletree North Asia Commercial Trust(a)	11,844,500	10,006,005
NetLink NBN Trust(a)	8,246,000	4,664,233
OUE Hospitality Trust(a)	3,708,033	2,219,971
OUE Ltd.(a)	1,036,900	1,211,100
Parkway Life REIT(a)	1,666,300	3,378,380
Raffles Medical Group Ltd.(a)	3,781,600	3,111,285
RHT Health Trust(a)	2,993,100	1,703,998
Sembcorp Marine Ltd.(a)	4,379,100	5,886,838
Sheng Siong Group Ltd.(a)	4,917,500	3,865,221
SIIC Environment Holdings Ltd.(b)	6,202,860	1,708,714
Silverlake Axis Ltd.(a)	4,465,440	1,672,941
Singapore Post Ltd.(a)	8,539,000	8,405,392
Soilbuild Business Space REIT(a)	9,407,140	4,491,766
Starhill Global REIT	6,341,600	3,260,942
StarHub Ltd.	1,844,700	2,330,775
United Engineers Ltd.	1,804,500	3,552,531
Wing Tai Holdings Ltd.	4,765,600	7,246,597
Yanlord Land Group Ltd.	4,134,700	4,616,722
Yoma Strategic Holdings Ltd.(a)	5,371,800	1,460,050
		168,063,611
Spain — 2.6%
Acciona SA(a)	113,087	9,727,982
Acerinox SA	676,023	9,788,390
Almirall SA	343,563	4,920,309
Applus Services SA	602,978	8,734,272
Atresmedia Corp. de Medios de Comunicacion SA	432,122	3,387,550
Bolsas y Mercados Espanoles SHMSF SA	322,884	10,404,352
Cellnex Telecom SA(a)(d)	770,353	20,469,701
Cia. de Distribucion Integral Logista Holdings SA	171,621	4,068,314
Cie. Automotive SA	297,790	9,163,691
Codere SA/Spain(b)	208,110	2,062,438
Construcciones y Auxiliar de Ferrocarriles SA	140,722	6,256,770
Corp Financiera Alba SA	60,870	3,507,633
Distribuidora Internacional de Alimentacion SA(a)	2,261,843	5,062,698
Ebro Foods SA	434,532	9,405,851
Ence Energia y Celulosa SA	803,176	7,583,835
Euskaltel SA(d)	488,057	4,542,713
Faes Farma SA	1,972,871	8,621,719
Fomento de Construcciones y Contratas SA(a)(b)	247,533	3,220,642
Gestamp Automocion SA(d)	163,768	1,234,012
Global Dominion Access SA(b)(d)	206,547	1,080,267
Grupo Catalana Occidente SA	229,418	9,811,140
Indra Sistemas SA(b)	607,913	7,390,292
Inmobiliaria Colonial SOCIMI SA	1,033,607	11,144,366
Lar Espana Real Estate SOCIMI SA	473,221	5,038,601
Let’s GOWEX SA, NVS(a)(b)(c)	51,450	1
Liberbank SA(b)	7,514,484	4,431,332
Masmovil Ibercom SA(b)	26,293	2,974,892
Mediaset Espana Comunicacion SA	821,149	6,471,853
Melia Hotels International SA	471,337	6,204,241
Merlin Properties SOCIMI SA	1,466,364	21,703,856
Miquel y Costas & Miquel SA	72,867	2,706,944
Neinor Homes SA(a)(b)(d)	238,252	4,516,023

100	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
NH Hotel Group SA(a)	1,030,772	$ 7,580,057
Obrascon Huarte Lain SA(a)	771,507	2,719,841
Papeles y Cartones de Europa SA	325,809	6,366,257
Pharma Mar SA(b)	1,307,606	2,374,506
Prosegur Cia. de Seguridad SA	1,280,494	8,525,000
Sacyr SA(a)	1,097,075	3,504,318
Sacyr SA, New(a)(b)	19,842	63,380
Talgo SA(d)	498,395	2,670,815
Tecnicas Reunidas SA(a)	214,704	7,260,099
Telepizza Group SA(d)	676,448	4,313,557
Tubacex SA(a)(b)	1,055,651	3,890,770
Unicaja Banco SA(d)	505,874	854,701
Viscofan SA	168,605	11,639,305
Zardoya Otis SA	849,190	8,127,608
		285,526,894
Sweden — 5.2%
AAK AB	749,987	12,171,802
AF AB, Class B	280,636	6,981,925
Ahlsell AB(d)	1,183,217	6,941,841
Alimak Group AB(a)(d)	188,552	3,128,746
Arjo AB, Class B	1,003,140	3,407,905
Avanza Bank Holding AB(a)	110,276	5,082,971
Axfood AB	505,520	10,249,573
Betsson AB	529,710	4,730,679
Bilia AB, Class A	375,308	3,207,816
BillerudKorsnas AB(a)	759,263	9,060,294
BioGaia AB, Class B	84,902	4,169,465
Bonava AB, Class B	451,741	5,927,894
Bravida Holding AB(d)	704,676	5,621,978
Bure Equity AB	332,716	3,938,117
Byggmax Group AB(a)	374,251	1,786,803
Castellum AB	981,876	17,728,759
Catena Media PLC(b)	135,758	1,793,822
Clas Ohlson AB, Class B(a)	227,874	2,008,620
Cloetta AB, Class B	1,128,007	3,589,472
Collector AB(b)	151,337	1,250,441
Com Hem Holding AB	753,004	13,471,980
Dometic Group AB(d)	1,391,659	13,541,930
Dustin Group AB(d)	349,439	3,599,163
Elekta AB, Class B	1,686,333	23,692,782
Eltel AB(a)(b)(d)	677,750	1,828,098
Evolution Gaming Group AB(d)	120,714	9,740,595
Fabege AB	1,626,648	23,052,303
Fastighets AB Balder, Class B(b)	396,450	11,541,721
Getinge AB, Class B	732,912	7,907,547
Granges AB	360,655	4,519,193
Haldex AB	164,507	1,744,946
Hansa Medical AB(b)	157,005	3,841,789
Hemfosa Fastigheter AB	569,273	7,820,049
Hexpol AB	1,283,800	13,807,365
Hoist Finance AB(d)	367,581	2,861,480
Holmen AB, Class B	464,176	10,347,952
Hufvudstaden AB, Class A	432,584	6,695,623
Indutrade AB	370,251	9,742,394
Intrum AB(a)	413,696	11,144,516
Investment AB Oresund(b)	186,989	3,098,554
Inwido AB	227,686	1,683,050
ITAB Shop Concept AB, Class B	223,697	785,411
JM AB	338,167	6,240,650
Kindred Group PLC	1,078,005	13,931,232

Security	Shares	Value

Sweden (continued)
Kungsleden AB	1,112,375	$ 8,982,252
LeoVegas AB(d)	352,044	2,924,835
Lindab International AB	424,601	2,899,438
Loomis AB, Class B	347,701	10,913,946
Mekonomen AB(a)	116,468	2,083,727
Modern Times Group MTG AB, Class B	299,611	11,013,919
Mycronic AB(a)	360,514	3,678,358
NCC AB, Class B(a)	429,930	6,953,019
NetEnt AB	941,285	4,034,438
New Wave Group AB, Class B	337,313	2,038,493
Nibe Industrier AB, Class B	1,605,908	18,068,533
Nobia AB	662,928	4,990,888
Nolato AB, Class B	117,100	10,501,824
Pandox AB	298,871	5,619,212
Peab AB	886,474	7,148,048
Probi AB(a)(b)	22,860	874,173
Radisson Hospitality AB(b)	729,679	2,981,315
Ratos AB, Class B	895,278	3,333,902
RaySearch Laboratories AB(b)	128,796	1,691,569
Recipharm AB, Class B(b)	243,987	4,454,025
Saab AB, Class B	281,526	12,992,448
SAS AB(a)(b)	912,878	1,794,265
Scandic Hotels Group AB(d)	185,388	1,939,004
SkiStar AB	182,297	4,263,566
SSAB AB, Class A	873,889	4,311,486
SSAB AB, Class B	2,523,245	10,013,663
Svenska Cellulosa AB SCA, Class B	2,670,039	27,671,128
Sweco AB, Class B	329,963	8,877,575
Swedish Orphan Biovitrum AB(b)	807,132	21,844,295
Thule Group AB(d)	422,235	9,880,046
Tobii AB(a)(b)	475,982	2,109,444
Trelleborg AB, Class B	1,017,320	21,188,016
Vitrolife AB	367,184	4,785,714
Wallenstam AB, Class B	729,421	7,504,613
Wihlborgs Fastigheter AB	524,366	6,247,120
		580,027,543
Switzerland — 4.3%
Allreal Holding AG, Registered	68,947	10,739,018
Arbonia AG(a)(b)	185,062	3,140,446
Aryzta AG(a)(b)	398,140	5,632,273
Ascom Holding AG, Registered	283,328	5,151,418
Autoneum Holding AG	20,163	4,615,087
Banque Cantonale Vaudoise, Registered	11,635	8,708,621
Basilea Pharmaceutica AG, Registered(b)	63,710	4,218,374
BKW AG	92,181	6,219,890
Bobst Group SA Registered, Registered	45,796	4,246,538
Bossard Holding AG, Class A, Registered	26,293	5,274,535
Bucher Industries AG, Registered	30,745	9,993,678
Burckhardt Compression Holding AG(a)	17,493	6,361,091
Cembra Money Bank AG	102,263	9,389,603
Comet Holding AG, Registered(a)	44,110	4,357,533
Conzzeta AG, Registered	1,790	1,956,343
Daetwyler Holding AG, Bearer	36,188	6,681,986
dormakaba Holding AG, Class B	17,663	11,329,298
EFG International AG	401,375	2,996,122
Emmi AG, Registered	11,386	9,333,070
Flughafen Zurich AG, Registered	92,899	19,480,639
Forbo Holding AG, Registered	6,006	9,518,600
Galenica AG(d)	162,887	9,312,530
GAM Holding AG	840,412	8,514,477

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Georg Fischer AG, Registered	19,354	$ 24,984,255
Helvetia Holding AG, Registered	24,513	14,509,715
Huber & Suhner AG, Registered	80,149	4,857,515
Idorsia Ltd.(b)	386,835	9,620,079
Implenia AG, Registered	64,314	5,093,149
Inficon Holding AG, Registered	9,509	4,460,585
Intershop Holdings AG	8,950	4,565,404
Kardex AG Bearer, Registered	35,166	5,399,224
Komax Holding AG, Registered(a)	24,513	6,873,544
Kudelski SA, Bearer(a)	254,238	2,457,634
Landis+Gyr Group AG(a)	69,621	4,448,008
Leonteq AG(b)	51,980	2,890,403
Logitech International SA, Registered	731,180	32,216,234
Meyer Burger Technology AG(a)(b)	3,334,587	2,351,052
Mobilezone Holding AG, Registered	308,223	3,212,991
Mobimo Holding AG, Registered	30,743	7,639,170
Molecular Partners AG(a)(b)	69,031	1,408,511
OC Oerlikon Corp. AG, Registered	867,173	13,498,117
Oriflame Holding AG	204,809	6,824,985
Panalpina Welttransport Holding AG, Registered(a)	55,394	7,911,830
PSP Swiss Property AG, Registered	161,463	15,216,665
Rieter Holding AG, Registered(a)	22,733	3,467,357
Schmolz + Bickenbach AG, Registered(b)	2,856,332	2,348,540
Schweiter Technologies AG, Bearer	4,214	4,631,143
SFS Group AG	60,013	7,116,693
Siegfried Holding AG, Registered	19,280	8,325,455
St Galler Kantonalbank AG, Class A, Registered	12,149	6,246,304
Sulzer AG, Registered	53,331	6,545,168
Sunrise Communications Group AG(d)	154,343	13,602,451
Swissquote Group Holding SA, Registered	73,977	4,857,076
Tecan Group AG, Registered	62,520	15,876,291
u-blox Holding AG	35,184	6,539,249
Valiant Holding AG, Registered	84,608	9,041,946
Valora Holding AG, Registered	24,513	7,539,605
VAT Group AG(d)	126,886	16,700,248
Vontobel Holding AG, Registered	118,911	8,257,708
VZ Holding AG	12,366	3,940,882
Ypsomed Holding AG, Registered(a)	19,291	2,846,884
Zehnder Group AG, Registered	68,779	2,994,318
		478,487,558
United Kingdom — 18.5%
888 Holdings PLC	1,195,191	3,906,939
AA PLC	2,723,863	4,001,793
Abcam PLC	874,844	16,961,191
Acacia Mining PLC(a)(b)	667,859	1,071,427
Advanced Medical Solutions Group PLC	1,519,314	7,184,625
Aggreko PLC	1,095,513	10,680,081
Alfa Financial Software Holdings PLC(b)(d)	102,928	221,426
AO World PLC(a)(b)	1,315,163	2,456,636
Arrow Global Group PLC	931,328	3,121,367
Ascential PLC	1,506,629	8,300,551
Ashmore Group PLC	1,689,897	8,082,174
ASOS PLC(b)	246,355	19,615,590
Assura PLC	7,640,717	5,672,857
AVEVA Group PLC	352,882	12,174,091
B&M European Value Retail SA	3,557,226	19,257,381
Balfour Beatty PLC	3,014,396	11,609,343
Bank of Georgia Group PLC	177,019	4,238,202
BBA Aviation PLC	4,700,150	21,578,987
Beazley PLC	2,384,686	17,548,716

Security	Shares	Value

United Kingdom (continued)
Bellway PLC	585,889	$ 22,418,320
Big Yellow Group PLC	676,338	8,441,583
Blue Prism Group PLC(a)(b)	273,516	6,415,072
Bodycote PLC	983,523	12,901,370
boohoo Group PLC(b)	3,845,622	10,149,528
Bovis Homes Group PLC	692,076	10,471,832
Brewin Dolphin Holdings PLC	1,376,038	6,335,616
Britvic PLC	1,221,776	12,885,430
BTG PLC(b)	1,494,670	10,410,969
Burford Capital Ltd.	886,045	21,362,525
Cairn Energy PLC(b)	2,921,848	9,359,541
Capita PLC	7,094,872	15,076,859
Capital & Counties Properties PLC	3,426,681	12,379,095
Card Factory PLC	1,551,403	4,293,964
Centamin PLC	5,296,234	8,267,333
Chemring Group PLC	1,819,797	5,454,569
Cineworld Group PLC	4,454,994	15,836,810
Clinigen Healthcare Ltd., NVS(b)	482,573	6,368,135
Close Brothers Group PLC	695,636	14,490,516
Cobham PLC(b)	8,660,525	14,206,242
Computacenter PLC	146,454	3,008,460
Conviviality PLC,NVS(b)(c)	938,091	12
Costain Group PLC	540,311	3,093,708
Countryside Properties PLC(d)	872,385	3,831,289
Countrywide PLC(a)(b)	1,083,982	691,761
Crest Nicholson Holdings plc	1,226,677	6,127,431
CVS Group PLC(a)	338,830	5,031,293
CYBG PLC(a)	3,694,723	16,749,695
Daily Mail & General Trust PLC, Class A, NVS	1,325,943	12,966,531
Dairy Crest Group PLC(a)	799,270	5,084,948
Dart Group PLC	570,258	6,885,674
De La Rue PLC	642,143	4,262,197
Dechra Pharmaceuticals PLC	454,544	17,803,977
Derwent London PLC	450,176	18,441,898
DFS Furniture PLC	902,590	2,427,145
Dialog Semiconductor PLC(a)(b)	347,800	6,037,008
Dignity PLC	235,999	3,132,867
Diploma PLC	542,135	9,358,681
Dixons Carphone PLC	4,062,872	9,427,841
Domino’s Pizza Group PLC	2,529,381	10,464,711
Drax Group PLC	1,908,916	9,109,631
DS Smith PLC	5,806,219	38,386,211
Dunelm Group PLC	523,612	3,602,520
EI Group PLC(b)	2,991,280	6,003,435
Electrocomponents PLC	2,139,284	20,137,343
Elementis PLC	2,078,370	7,093,841
EMIS Group PLC	354,025	4,235,260
Empiric Student Property PLC	2,587,426	3,224,355
EnQuest PLC(a)(b)	3,490,920	1,653,097
Entertainment One Ltd.	1,855,624	8,723,872
Equiniti Group PLC(d)	1,781,997	5,002,327
Essentra PLC	1,193,378	7,532,774
esure Group PLC	1,475,833	3,949,287
Evraz PLC	1,583,626	11,570,686
Faroe Petroleum PLC(b)	1,610,668	2,970,590
Ferrexpo PLC	1,398,064	3,577,961
Fevertree Drinks PLC	475,438	21,484,953
FirstGroup PLC(b)	5,134,531	5,947,203
Galliford Try PLC	513,304	6,278,773
Genus PLC	287,536	10,817,394

102	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Georgia Capital PLC(b)	177,816	$ 2,305,446
Go-Ahead Group PLC (The)	208,961	4,226,695
Gocompare.Com Group PLC	1,967,816	3,138,841
Grainger PLC	1,794,733	7,213,398
Great Portland Estates PLC	1,045,625	9,819,279
Greencore Group PLC(a)	3,321,633	7,725,235
Greene King PLC	1,395,536	9,423,904
Greggs PLC	533,970	7,382,590
Gulf Keystone Petroleum Ltd.(b)	645,811	2,177,158
Halfords Group PLC	1,060,531	4,546,286
Halma PLC	1,833,269	33,835,421
Hansteen Holdings PLC	1,439,489	2,077,076
Hays PLC	6,385,777	16,644,199
Helical PLC	610,557	2,562,875
Hikma Pharmaceuticals PLC	627,524	13,507,974
Hill & Smith Holdings PLC	50,352	995,363
Hiscox Ltd.	1,346,563	28,226,351
Hochschild Mining PLC	1,365,656	3,125,993
HomeServe PLC	1,465,400	19,453,063
Howden Joinery Group PLC	2,907,679	18,197,309
Hunting PLC(b)	726,533	7,452,696
Hurricane Energy PLC(a)(b)	5,430,791	3,569,046
Ibstock PLC(d)	1,582,041	5,096,798
IG Group Holdings PLC	1,715,555	20,714,752
IMI PLC	817,965	13,326,239
Inchcape PLC	1,764,799	16,332,158
Indivior PLC(b)	3,375,359	13,539,691
Inmarsat PLC	1,973,348	14,744,327
Intermediate Capital Group PLC	1,416,019	19,726,266
International Personal Finance PLC	1,425,527	4,491,586
Intu Properties PLC(a)	2,153,638	4,932,513
iomart Group PLC	781,141	4,016,676
IQE PLC(a)(b)	3,586,764	4,653,186
ITE Group PLC	5,534,596	6,025,808
IWG PLC	3,281,580	13,060,201
J D Wetherspoon PLC	370,289	5,921,010
J Sainsbury PLC	1	4
JD Sports Fashion PLC	1,940,408	11,909,606
John Laing Group PLC(d)	2,325,892	8,896,688
John Menzies PLC	551,660	4,689,190
JPJ Group PLC(b)	114,567	1,495,319
Jupiter Fund Management PLC	1,646,861	9,461,987
Just Eat PLC(b)	2,638,999	27,451,350
Just Group PLC	4,175,867	5,932,345
Kainos Group PLC	530,927	2,576,842
KAZ Minerals PLC(b)	1,199,716	13,320,036
KCOM Group PLC	3,594,332	4,398,971
Keller Group PLC	379,809	5,370,755
Keywords Studios PLC	264,419	6,333,514
Kier Group PLC	415,389	5,269,055
Lancashire Holdings Ltd.	899,541	6,761,248
LondonMetric Property PLC	2,849,212	7,033,892
Lookers PLC	2,024,658	2,788,639
Majestic Wine PLC	475,854	2,796,424
Man Group PLC	7,446,121	16,946,533
Marshalls PLC	1,028,680	5,842,779
Marston’s PLC	3,537,118	4,386,947
McCarthy & Stone PLC(d)	1,620,556	2,302,204
Metro Bank PLC(a)(b)	348,451	14,626,587
Mitchells & Butlers PLC	1,287,988	4,277,862

Security	Shares	Value

United Kingdom (continued)
Mitie Group PLC	1,685,506	$ 3,400,462
Moneysupermarket.com Group PLC	2,543,331	10,479,055
Morgan Advanced Materials PLC	1,652,823	7,735,751
N Brown Group PLC	917,678	1,747,866
National Express Group PLC	2,163,135	11,480,500
NCC Group PLC	1,271,547	3,666,160
NewRiver REIT PLC(a)	1,082,663	3,891,304
NEX Group PLC	1,431,962	18,971,609
Northgate PLC	723,686	4,148,422
Ocado Group PLC(b)	2,337,874	33,917,788
On the Beach Group PLC(d)	500,523	2,911,850
OneSavings Bank PLC	1,118,663	6,383,220
Ophir Energy PLC(b)	3,282,802	1,864,592
Oxford Instruments PLC	313,908	3,928,277
P2P Global Investments PLC/Fund	429,733	4,537,806
Pagegroup PLC	1,533,023	12,035,499
Paragon Banking Group PLC	1,381,791	9,026,575
Pennon Group PLC	1,774,309	17,488,467
Petra Diamonds Ltd.(a)(b)	4,246,738	2,568,075
Petrofac Ltd.	1,172,385	9,433,336
Pets at Home Group PLC(a)	1,992,546	3,034,533
Phoenix Group Holdings	2,480,861	22,421,928
Playtech PLC	1,317,756	9,296,235
Plus500 Ltd.	450,838	10,976,144
Polypipe Group PLC	1,063,263	5,238,628
Premier Foods PLC(a)(b)	5,383,469	2,905,918
Premier Oil PLC(b)	2,786,640	4,678,882
Primary Health Properties PLC(a)	3,451,013	5,124,415
Provident Financial PLC(b)	1,178,623	10,358,599
Purplebricks Group PLC(a)(b)	1,018,479	3,751,461
PZ Cussons PLC	1,165,635	3,562,622
QinetiQ Group PLC	2,837,983	10,073,697
Quilter PLC(b)(d)	8,211,894	16,664,218
Rathbone Brothers PLC	142,380	4,586,999
RDI REIT PLC	8,485,063	3,962,382
Redde PLC	1,588,100	3,453,931
Redrow PLC	1,251,043	8,812,473
Renewi PLC	3,360,676	3,085,858
Renishaw PLC	182,487	13,093,946
Rentokil Initial PLC	8,228,926	36,625,057
Restaurant Group PLC (The)	1,086,918	3,778,278
Restore PLC	634,536	4,161,765
Rightmove PLC	458,009	29,264,657
Rotork PLC	4,049,857	19,119,337
RPC Group PLC	1,772,217	18,941,711
RPS Group PLC	1,245,592	4,011,240
SafeCharge International Group Ltd.(a)	748,259	3,219,416
Safestore Holdings PLC	950,162	6,979,704
Saga PLC	4,585,727	7,471,040
Savills PLC	630,806	7,331,297
Scapa Group PLC	737,535	4,192,980
Schroder REIT Ltd.	4,065,710	3,343,915
Senior PLC	2,058,412	8,564,791
Serco Group PLC(b)	4,945,799	6,559,019
Shaftesbury PLC	723,910	8,850,173
SIG PLC	284,204	452,585
Sirius Minerals PLC(a)(b)	19,762,228	9,430,830
Softcat PLC	688,086	7,292,986
SolGold PLC(a)(b)	1,606,560	484,703
Sophos Group PLC(d)	1,627,133	10,304,848

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Sound Energy PLC(a)(b)	3,111,341	$1,716,596
Spectris PLC	526,973	16,002,604
Spirax-Sarco Engineering PLC	313,466	28,557,092
Spire Healthcare Group PLC(d)	1,410,149	4,587,414
Sports Direct International PLC(b)	1,140,291	6,185,040
SSP Group PLC	2,438,740	21,804,512
St. Modwen Properties PLC	970,994	5,158,493
Stagecoach Group PLC	1,865,017	3,904,514
Stobart Group Ltd.	1,843,830	5,683,816
Stock Spirits Group PLC	1,155,826	3,274,896
Superdry PLC	258,002	4,210,123
Synthomer PLC	1,195,006	8,292,339
TalkTalk Telecom Group PLC(a)	2,232,183	3,358,493
Tate & Lyle PLC	1,680,699	13,757,066
Ted Baker PLC	151,937	4,396,634
Telecom Plus PLC	353,439	4,784,598
Telford Homes PLC	515,019	2,769,864
Thomas Cook Group PLC	6,613,090	8,319,061
TORM PLC(a)	173,150	1,346,095
TP ICAP PLC	2,616,650	9,610,699
Tritax Big Box REIT PLC	5,520,774	11,029,382
Tullow Oil PLC(b)	6,019,461	17,884,512
Ultra Electronics Holdings PLC(a)	360,165	7,800,095
UNITE Group PLC (The)	1,209,045	13,893,059
Vectura Group PLC(b)	3,456,448	3,627,198
Vedanta Resources PLC	269,867	2,902,785
Vesuvius PLC	1,324,338	11,022,542
Victoria PLC(b)	300,613	3,257,160
Victrex PLC	393,309	16,272,222
Virgin Money Holdings UK PLC	1,069,460	5,562,359
WH Smith PLC	563,525	14,229,683
William Hill PLC	3,938,529	15,369,945
Workspace Group PLC	581,362	8,281,858
		2,064,326,076

Total Common Stocks — 99.4% (Cost: $9,523,138,748)		11,105,688,053

Preferred Stocks

Germany — 0.2%
Biotest AG, Preference Shares, NVS	122,476	3,532,421
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(a)	31,633	2,429,851
Jungheinrich AG, Preference Shares, NVS	222,294	8,187,797
Sixt SE, Preference Shares, NVS	66,559	5,552,658
		19,702,727

Security	Shares	Value

Italy — 0.0%
Danieli & C Officine Meccaniche SpA RSP, Preference Shares, NVS	313,394	$5,500,302

Total Preferred Stocks — 0.2% (Cost: $21,660,478)		25,203,029

Warrants

Singapore — 0.0%
Ezion Holdings Ltd., NVS (Expires 04/24/20)(b)	2	—
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(c)	3,963,747	29
		29

Spain — 0.0%
Abengoa SA, NVS (Expires 03/31/25)(a)(b)(c)	3,171,918	37,113

Total Warrants — 0.0% (Cost: $0)		37,142

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(e)(f)(g)	623,214,131	623,401,095
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(e)(f)	18,680,004	18,680,004
		642,081,099

Total Short-Term Investments — 5.7% (Cost: $641,908,019)		642,081,099

Total Investments in Securities — 105.3% (Cost: $10,186,707,245)		11,773,009,323

Other Assets, Less Liabilities — (5.3)%		(594,612,093)

Net Assets — 100.0%		$11,178,397,230

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

104	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	650,750,606	(27,536,475)	623,214,131	$623,401,095	$20,905,691	(b)	$(76,132)	$69,101
BlackRock Cash Funds: Treasury, SL Agency Shares	3,210,705	15,469,299	18,680,004	18,680,004	181,737		—	—

				$642,081,099	$21,087,428		$(76,132)	$69,101

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE E-Mini	460	09/21/18	$46,099	$751,130

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$751,130

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,157,269

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$751,130

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$51,657,660

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) July 31, 2018	iShares® MSCI EAFE Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,099,819,416	$3,880,312	$1,988,325	$11,105,688,053
Preferred Stocks	25,203,029	—	—	25,203,029
Warrants	—	—	37,142	37,142
Money Market Funds	642,081,099	—	—	642,081,099

	$11,767,103,544	$3,880,312	$2,025,467	$11,773,009,323

Derivative financial instruments(a)
Assets
Futures Contracts	$751,130	$—	$—	$751,130

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

106	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities July 31, 2018

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S.ETF	iShares Currency Hedged MSCI EAFE ETF

ASSETS
Investments in securities, at value:
Affiliated(a)	$2,890,001	$6,039,001	$43,006,783	$3,455,820,419
Cash pledged:
Forward foreign currency exchange contracts	—	—	—	1,540,000
Receivables:
Investments sold	5,304	12,479	195,313	3,895,109
Securities lending income — Affiliated	—	155	—	—
Dividends	2	3	135	3,503
Unrealized appreciation on:
Forward foreign currency exchange contracts	11,736	16,762	226,621	23,676,655

Total assets	2,907,043	6,068,400	43,428,852	3,484,935,686

LIABILITIES
Payables:
Investment advisory fees	73	152	861	87,923
Unrealized depreciation on:
Forward foreign currency exchange contracts	18,221	28,155	419,961	25,864,545

Total liabilities	18,294	28,307	420,822	25,952,468

NET ASSETS	$2,888,749	$6,040,093	$43,008,030	$3,458,983,218

NET ASSETS CONSIST OF:
Paid-in capital	$2,428,317	$5,307,595	$45,865,319	$3,346,492,235
Accumulated net realized gain (loss)	15,128	46,424	(2,697,554)	(73,090,245)
Net unrealized appreciation (depreciation)	445,304	686,074	(159,735)	185,581,228

NET ASSETS	$2,888,749	$6,040,093	$43,008,030	$3,458,983,218

Shares outstanding	100,000	200,000	1,600,000	115,450,000

Net asset value	$28.89	$30.20	$26.88	$29.96

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Affiliated	$2,438,212	$5,341,534	$42,973,178	$3,268,051,301

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	107

Statements of Assets and Liabilities  (continued)

July 31, 2018

	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ETF	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$—	$8,730,702,899	$3,125,713,289	$72,364,978,351
Affiliated(c)	21,925,843	162,379,102	84,806,786	313,421,951
Cash	—	233,219	137,393	—
Cash pledged:
Futures contracts(d)	—	1,796,000	619,000	19,828,573
Foreign currency, at value(e)	—	17,536,870	3,665,706	158,527,670
Receivables:
Investments sold	6,870	20,544,187	17,474,972	—
Securities lending income — Affiliated	—	78,682	62,368	648,252
Variation margin on futures contracts	—	123,435	14,980	—
Dividends	6	11,858,635	6,842,539	81,236,166
Tax reclaims	—	3,144,512	2,306,511	113,661,514
Foreign withholding tax claims	—	552,698	321,696	44,403,076
Unrealized appreciation on:
Forward foreign currency exchange contracts	168,520	—	—	—

Total assets	22,101,239	8,948,950,239	3,241,965,240	73,096,705,553

LIABILITIES
Collateral on securities loaned, at value	—	99,696,052	64,624,361	293,368,570
Payables:
Investments purchased	—	20,249,104	17,811,713	184
Variation margin on futures contracts	—	—	—	299,304
Capital shares redeemed	—	—	—	9,822,948
Investment advisory fees	348	2,308,376	828,849	19,218,290
Professional fees	—	55,527	3,217	3,518,946
Foreign taxes	—	5,368	10,479	—
IRS compliance fee for foreign withholding tax claims	—	150,607	—	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	139,722	—	—	—

Total liabilities	140,070	122,465,034	83,278,619	326,228,242

NET ASSETS	$21,961,169	$8,826,485,205	$3,158,686,621	$72,770,477,311

NET ASSETS CONSIST OF:
Paid-in capital	$21,100,946	$7,721,802,619	$3,207,695,580	$71,313,673,070
Undistributed (distributions in excess of) net investment income	—	8,441,001	4,873,213	(149,746,323)
Accumulated net realized gain (loss)	47,972	(231,608,510)	(210,052,370)	(6,303,959,561)
Net unrealized appreciation	812,251	1,327,850,095	156,170,198	7,910,510,125

NET ASSETS	$21,961,169	$8,826,485,205	$3,158,686,621	$72,770,477,311

Shares outstanding	700,000	120,400,000	65,000,000	1,056,600,000

Net asset value	$31.37	$73.31	$48.60	$68.87

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$95,685,214	$63,161,323	$279,282,392
(b) Investments, at cost — Unaffiliated	$—	$7,410,483,063	$2,969,703,044	$64,457,464,818
(c) Investments, at cost — Affiliated	$21,142,390	$154,708,714	$84,766,740	$313,346,138
(d) Cash collateral pledged, at cost	$—	$—	$—	$19,987,674
(e) Foreign currency, at cost	$—	$17,767,335	$3,673,353	$159,031,376

See notes to financial statements.

108	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

July 31, 2018

iShares MSCI EAFE Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$11,130,928,224
Affiliated(c)	642,081,099
Cash	1,659,000
Cash pledged:
Futures contracts	2,091,000
Foreign currency, at value(d)	15,882,274
Receivables:
Investments sold	62,159
Securities lending income — Affiliated	2,013,600
Securities related to in-kind transactions	237,980
Dividends	12,543,147
Tax reclaims	5,733,870
Foreign withholding tax claims	1,276,654

Total assets	11,814,509,007

LIABILITIES
Collateral on securities loaned, at value	623,307,304
Payables:
Investments purchased	9,104,296
Variation margin on futures contracts	9,197
Investment advisory fees	3,678,213
Professional fees	12,767

Total liabilities	636,111,777

NET ASSETS	$11,178,397,230

NET ASSETS CONSIST OF:
Paid-in capital	$9,725,285,854
Distributions in excess of net investment income	(50,535,636)
Accumulated net realized loss	(83,425,415)
Net unrealized appreciation	1,587,072,427

NET ASSETS	$11,178,397,230

Shares outstanding	176,200,000

Net asset value	$63.44

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$570,403,371
(b) Investments, at cost — Unaffiliated	$9,544,799,226
(c) Investments, at cost — Affiliated	$641,908,019
(d) Foreign currency, at cost	$15,887,996

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	109

Statements of Operations

Year Ended July 31, 2018

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF

INVESTMENT INCOME
Dividends — Affiliated	$87,056	$106,585	$1,403,302	$116,539,600
Securities lending income — Affiliated — net	—	3,775	18,131	—

Total investment income	87,056	110,360	1,421,433	116,539,600

EXPENSES
Investment advisory fees	10,905	18,640	318,947	15,536,961

Total expenses	10,905	18,640	318,947	15,536,961

Less:
Investment advisory fees waived	(10,044)	(17,169)	(293,767)	(14,310,308)

Total expenses after fees waived	861	1,471	25,180	1,226,653

Net investment income	86,195	108,889	1,396,253	115,312,947

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	10,077	6,247	(121,428)	4,048,931
In-kind redemptions — Affiliated	—	—	12,641,626	230,124,221
Forward foreign currency exchange contracts	51,605	79,932	506,026	(7,691,939)

Net realized gain	61,682	86,179	13,026,224	226,481,213

Net change in unrealized appreciation/depreciation on:
Investments — Affiliated	73,156	387,824	(9,583,490)	(82,870,943)
Forward foreign currency exchange contracts	10,884	17,833	1,775,024	101,203,439

Net change in unrealized appreciation/depreciation	84,040	405,657	(7,808,466)	18,332,496

Net realized and unrealized gain	145,722	491,836	5,217,758	244,813,709

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$231,917	$600,725	$6,614,011	$360,126,656

See notes to financial statements.

110	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended July 31, 2018

	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ETF	iShares MSCI ACWI ex U.S.ETF	iShares MSCI EAFE ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$210,805,598	$94,616,288	$2,641,605,659
Dividends — Affiliated	239,732	669,411	47,525	579,229
Non-Cash Dividend — Unaffiliated	—	—	5,998,089	—
Securities lending income — Affiliated — net	788	1,068,784	634,268	9,218,059
Foreign taxes withheld	—	(11,408,674)	(8,851,971)	(196,157,327)
Other foreign taxes	—	(72,752)	(56,911)	(16,793)

Total investment income	240,520	201,062,367	92,387,288	2,455,228,827

EXPENSES
Investment advisory fees	40,911	25,768,233	9,496,705	245,847,994
Commitment fees	—	4,994	3,891	—

Total expenses	40,911	25,773,227	9,500,596	245,847,994

Less:
Investment advisory fees waived	(38,057)	(12,060)	—	—

Total expenses after fees waived	2,854	25,761,167	9,500,596	245,847,994

Net investment income	237,666	175,301,200	82,886,692	2,209,380,833

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	—	326,085	(31,829,382)	(1,067,428,784)
Investments — Affiliated	27,249	(3,197)	(8,103)	(53,510)
In-kind redemptions — Unaffiliated	—	254,078,090	27,732,704	4,361,813,531
In-kind redemptions — Affiliated	510,256	1,126,568	—	—
Futures contracts	—	2,278,678	(87,320)	41,242,283
Forward foreign currency exchange contracts	(49,219)	—	—	—
Foreign currency transactions	—	(798,048)	(584,528)	(11,559,614)

Net realized gain (loss)	488,286	257,008,176	(4,776,629)	3,324,013,906

Net change in unrealized appreciation/depreciation on:
Investments — Unaffiliated	—	461,193,445	83,079,783	(341,060,625)
Investments — Affiliated	16,078	2,394,008	35,355	18,928
Futures contracts	—	202,894	148,500	8,569,544
Forward foreign currency exchange contracts	337,738	—	—	—
Foreign currency translations	—	(560,143)	(183,265)	(11,399,516)

Net change in unrealized appreciation/depreciation	353,816	463,230,204	83,080,373	(343,871,669)

Net realized and unrealized gain	842,102	720,238,380	78,303,744	2,980,142,237

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,079,768	$895,539,580	$161,190,436	$5,189,523,070

(a) Net of foreign capital gain tax	$—	$5	$6	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	111

Statements of Operations  (continued)

Year Ended July 31, 2018

iShares MSCI EAFE Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$276,774,670
Dividends — Affiliated	181,737
Interest — Unaffiliated	10,694
Securities lending income — Affiliated — net	20,905,691
Foreign taxes withheld	(20,983,035)

Total investment income	276,889,757

EXPENSES
Investment advisory fees	40,687,063

Total expenses	40,687,063

Net investment income	236,202,694

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(2,276,971)
Investments — Affiliated	(76,132)
In-kind redemptions — Unaffiliated	520,273,462
Futures contracts	1,157,269
Foreign currency transactions	(1,901,530)

Net realized gain	517,176,098

Net change in unrealized appreciation/depreciation on:
Investments — Unaffiliated	58,281,420
Investments — Affiliated	69,101
Futures contracts	751,130
Foreign currency translations	(356,916)

Net change in unrealized appreciation/depreciation	58,744,735

Net realized and unrealized gain	575,920,833

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$812,123,527

See notes to financial statements.

112	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Adaptive Currency Hedged MSCI EAFE ETF		iShares Currency Hedged MSCI ACWI ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$86,195	$68,361	$108,889	$52,876
Net realized gain (loss)	61,682	14,155	86,179	(12,783)
Net change in unrealized appreciation/depreciation	84,040	352,169	405,657	303,055

Net increase in net assets resulting from operations	231,917	434,685	600,725	343,148

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(86,270)	(68,361)	(108,889)	(52,876)
Return of capital	—	(61)	—	(59)

Decrease in net assets resulting from distributions to shareholders	(86,270)	(68,422)	(108,889)	(52,935)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	—	2,817,738	1,251,861

NET ASSETS
Total increase in net assets	145,647	366,263	3,309,574	1,542,074
Beginning of year	2,743,102	2,376,839	2,730,519	1,188,445

End of year	$2,888,749	$2,743,102	$6,040,093	$2,730,519

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	113

Statements of Changes in Net Assets  (continued)

	iShares Currency Hedged MSCI ACWI ex U.S. ETF		iShares Currency Hedged MSCI EAFE ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,396,253	$1,608,084	$115,312,947	$101,812,827
Net realized gain (loss)	13,026,224	(2,387,941)	226,481,213	39,703,724
Net change in unrealized appreciation/depreciation	(7,808,466)	7,838,714	18,332,496	451,100,670

Net increase in net assets resulting from operations	6,614,011	7,058,857	360,126,656	592,617,221

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,398,315)	(1,607,510)	(115,401,571)	(101,909,242)
From net realized gain	—	—	—	(9,358,786)

Decrease in net assets resulting from distributions to shareholders	(1,398,315)	(1,607,510)	(115,401,571)	(111,268,028)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(48,175,694)	78,328,475	(1,064,345,912)	255,001,320

NET ASSETS
Total increase (decrease) in net assets	(42,959,998)	83,779,822	(819,620,827)	736,350,513
Beginning of year	85,968,028	2,188,206	4,278,604,045	3,542,253,532

End of year	$43,008,030	$85,968,028	$3,458,983,218	$4,278,604,045

Undistributed net investment income included in net assets at end of year	$—	$574	$—	$—

See notes to financial statements.

114	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF		iShares MSCI ACWI ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$237,666	$298,632	$175,301,200	$134,812,906
Net realized gain	488,286	1,074,346	257,008,176	52,263,633
Net change in unrealized appreciation/depreciation	353,816	240,781	463,230,204	841,984,437

Net increase in net assets resulting from operations	1,079,768	1,613,759	895,539,580	1,029,060,976

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(238,018)	(298,914)	(178,275,524)	(129,943,172)

Decrease in net assets resulting from distributions to shareholders	(238,018)	(298,914)	(178,275,524)	(129,943,172)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	11,150,686	305,736	842,645,072	840,147,522

NET ASSETS
Total increase in net assets	11,992,436	1,620,581	1,559,909,128	1,739,265,326
Beginning of year	9,968,733	8,348,152	7,266,576,077	5,527,310,751

End of year	$21,961,169	$9,968,733	$8,826,485,205	$7,266,576,077

Undistributed net investment income included in net assets at end of year	$—	$—	$8,441,001	$10,987,962

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	115

Statements of Changes in Net Assets  (continued)

	iShares MSCI ACWI ex U.S. ETF		iShares MSCI EAFE ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$82,886,692	$54,719,319	$2,209,380,833	$1,829,114,745
Net realized gain (loss)	(4,776,629)	13,874,153	3,324,013,906	529,251,659
Net change in unrealized appreciation/depreciation	83,080,373	312,787,050	(343,871,669)	8,711,189,985

Net increase in net assets resulting from operations	161,190,436	381,380,522	5,189,523,070	11,069,556,389

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(81,604,710)	(54,621,313)	(2,364,143,375)	(1,836,351,109)

Decrease in net assets resulting from distributions to shareholders	(81,604,710)	(54,621,313)	(2,364,143,375)	(1,836,351,109)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	423,614,075	417,623,928	(8,746,457,551)	9,604,598,724

NET ASSETS
Total increase (decrease) in net assets	503,199,801	744,383,137	(5,921,077,856)	18,837,804,004
Beginning of year	2,655,486,820	1,911,103,683	78,691,555,167	59,853,751,163

End of year	$3,158,686,621	$2,655,486,820	$72,770,477,311	$78,691,555,167

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$4,873,213	$3,623,744	$(149,746,323)	$(50,734,376)

See notes to financial statements.

116	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI EAFE Small-Cap ETF
	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$236,202,694	$164,441,359
Net realized gain	517,176,098	97,702,370
Net change in unrealized appreciation/depreciation	58,744,735	1,113,205,532

Net increase in net assets resulting from operations	812,123,527	1,375,349,261

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(254,076,251)	(203,973,579)

Decrease in net assets resulting from distributions to shareholders	(254,076,251)	(203,973,579)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,882,877,899	1,598,965,740

NET ASSETS
Total increase in net assets	2,440,925,175	2,770,341,422
Beginning of year	8,737,472,055	5,967,130,633

End of year	$11,178,397,230	$8,737,472,055

Distributions in excess of net investment income included in net assets at end of year	$(50,535,636)	$(45,755,985)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	117

Financial Highlights

(For a share outstanding throughout each period)

	iShares Adaptive Currency Hedged MSCI EAFE ETF
	Year Ended 07/31/18	Year Ended 07/31/17		Period From 01/05/16(a) to 07/31/16

Net asset value, beginning of period	$27.43	$23.77		$24.29

Net investment income(b)	0.86	0.68		0.48
Net realized and unrealized gain (loss)(c)	1.46	3.66		(0.52)

Net increase (decrease) from investment operations	2.32	4.34		(0.04)

Distributions(d)
From net investment income	(0.86)	(0.68)		(0.48)
Return of capital	—	(0.00	)(e)	(0.00	)(e)

Total distributions	(0.86)	(0.68)		(0.48)

Net asset value, end of period	$28.89	$27.43		$23.77

Total Return
Based on net asset value	8.56%	18.42%		0.01	%(f)(g)

Ratios to Average Net Assets
Total expenses(h)	0.38%	0.38%		0.38	%(i)

Total expenses after fees waived(h)	0.03%	0.03%		0.03	%(i)

Net investment income	3.00%	2.69%		3.63	%(i)

Supplemental Data
Net assets, end of period (000)	$2,889	$2,743		$2,377

Portfolio turnover rate(j)(k)	8%	7%		4	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)

The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was -0.03%.

(h)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(i)	Annualized.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(k)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

118	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI ACWI ETF
	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16		Period From 06/29/15(a) to 07/31/15

Net asset value, beginning of period	$27.31	$23.77		$24.95		$24.42

Net investment income (loss)(b)	0.65	0.65		0.47		(0.00	)(c)
Net realized and unrealized gain (loss)(d)	2.86	3.42		(0.71)		0.53

Net increase (decrease) from investment operations	3.51	4.07		(0.24)		0.53

Distributions(e)
From net investment income	(0.62)	(0.53)		(0.61)		—
From net realized gain	—	—		(0.33)		—
Return of capital	—	(0.00	)(c)	(0.00	)(c)	—

Total distributions	(0.62)	(0.53)		(0.94)		—

Net asset value, end of period	$30.20	$27.31		$23.77		$24.95

Total Return
Based on net asset value	12.93%	17.25%		(0.80)%		2.13	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.38%	0.38%		0.38%		0.38	%(h)

Total expenses after fees waived(g)	0.03%	0.03%		0.03%		0.04	%(h)

Net investment income (loss)	2.22%	2.52%		2.03%		(0.04	)%(h)

Supplemental Data
Net assets, end of period (000)	$6,040	$2,731		$1,188		$2,495

Portfolio turnover rate(i)(j)	6%	5%		5%		0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	119

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI ACWI ex U.S. ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16		Period From 06/29/15(a) to 07/31/15

Net asset value, beginning of period	$25.28	$21.88	$24.85		$24.34

Net investment income (loss)(b)	0.44	0.90	0.56		(0.00	)(c)
Net realized and unrealized gain (loss)(d)	1.83	3.05	(2.30)		0.51

Net increase (decrease) from investment operations	2.27	3.95	(1.74)		0.51

Distributions(e)
From net investment income	(0.67)	(0.55)	(0.56)		—
From net realized gain	—	—	(0.67)		—
Return of capital	—	—	(0.00	)(c)	—

Total distributions	(0.67)	(0.55)	(1.23)		—

Net asset value, end of period	$26.88	$25.28	$21.88		$24.85

Total Return
Based on net asset value	9.05%	18.18%	(6.97)%		2.10	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.38%	0.38%	0.38%		0.38	%(h)

Total expenses after fees waived(g)	0.03%	0.03%	0.03%		0.05	%(h)

Net investment income (loss)	1.66%	3.68%	2.56%		(0.05	)%(h)

Supplemental Data
Net assets, end of period (000)	$43,008	$85,968	$2,188		$2,485

Portfolio turnover rate(i)(j)	10%	6%	8%		0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

120	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Period From 01/31/14(a) to 07/31/14

Net asset value, beginning of period	$28.09	$24.30	$27.86	$24.77	$23.74

Net investment income(b)	0.83	0.74	0.75	1.16	0.62
Net realized and unrealized gain (loss)(c)	1.93	3.83	(3.38)	2.63	1.02

Net increase (decrease) from investment operations	2.76	4.57	(2.63)	3.79	1.64

Distributions(d)
From net investment income	(0.89)	(0.70)	(0.69)	(0.63)	(0.61)
From net realized gain	—	(0.08)	(0.24)	(0.07)	—
Return of capital	—	—	—	—	(0.00	)(e)

Total distributions	(0.89)	(0.78)	(0.93)	(0.70)	(0.61)

Net asset value, end of period	$29.96	$28.09	$24.30	$27.86	$24.77

Total Return
Based on net asset value	9.94%	18.97%	(9.41)%	15.42%	6.86	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.38%	0.38%	0.38%	0.39%	0.39	%(h)

Total expenses after fees waived(g)	0.03%	0.03%	0.03%	0.05%	0.06	%(h)

Net investment income	2.82%	2.77%	3.04%	4.16%	4.94	%(h)

Supplemental Data
Net assets, end of period (000)	$3,458,983	$4,278,604	$3,542,254	$2,899,161	$2,477

Portfolio turnover rate(i)(j)	12%	10%	10%	16%	4	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	121

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16		Period From 06/29/15(a) to 07/31/15

Net asset value, beginning of period	$28.48	$23.85	$25.17		$24.37

Net investment income (loss)(b)	0.77	0.92	0.55		(0.00	)(c)
Net realized and unrealized gain (loss)(d)	2.86	4.46	(1.16)		0.80

Net increase (decrease) from investment operations	3.63	5.38	(0.61)		0.80

Distributions(e)
From net investment income	(0.74)	(0.75)	(0.52)		—
From net realized gain	—	—	(0.19)		—
Return of capital	—	—	(0.00	)(c)	—

Total distributions	(0.74)	(0.75)	(0.71)		—

Net asset value, end of period	$31.37	$28.48	$23.85		$25.17

Total Return
Based on net asset value	12.81%	22.77%	(2.35)%		3.28	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.43%	0.43%	0.43%		0.43	%(h)

Total expenses after fees waived(g)	0.03%	0.03%	0.03%		0.05	%(h)

Net investment income (loss)	2.50%	3.50%	2.34%		(0.05	)%(h)

Supplemental Data
Net assets, end of period (000)	$21,961	$9,969	$8,348		$2,517

Portfolio turnover rate(i)(j)	10%	13%	9%		0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

122	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI ACWI ETF
	Year Ended 07/31/18		Year Ended 07/31/17		Year Ended 07/31/16		Year Ended 07/31/15		Year Ended 07/31/14

Net asset value, beginning of year	$67.16		$58.43		$60.04		$59.53		$52.33

Net investment income(a)	1.50		1.36	(b)	1.25		1.25		1.40
Net realized and unrealized gain (loss)(c)	6.12		8.66		(1.40)		0.47		7.09

Net increase (decrease) from investment operations	7.62		10.02		(0.15)		1.72		8.49

Distributions(d)
From net investment income	(1.47)		(1.29)		(1.46)		(1.21)		(1.29)

Total distributions	(1.47)		(1.29)		(1.46)		(1.21)		(1.29)

Net asset value, end of year	$73.31		$67.16		$58.43		$60.04		$59.53

Total Return
Based on net asset value	11.40%		17.31	%(b)	(0.13)%		2.91%		16.29%

Ratios to Average Net Assets
Total expenses	0.31%		0.32%		0.33%		0.33%		0.33%

Total expenses after fees waived	0.31%		0.32%		0.33%		0.33%		0.33%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.32%		N/A		N/A		N/A

Net investment income	2.10%		2.21	%(b)	2.23%		2.09%		2.46%

Supplemental Data
Net assets, end of year (000)	$8,826,485		$7,266,576		$5,527,311		$6,520,074		$5,822,476

Portfolio turnover rate(e)	4	%(f)	4	%(f)	5	%(f)	6	%(f)	5	%(f)

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:

• Net investment income per share by $0.01.

• Total return by 0.02%.

• Ratio of net investment income to average net assets by 0.01%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)

Portfolio turnover rate excludes in-kind transactions but includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units partially for cash in U.S. dollars (“cash creations”).

(f)	Portfolio turnover rate excluding in-kind transactions and cash creations were as follows: 4% 4% 5% 5% 5%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	123

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. ETF
	Year Ended 07/31/18		Year Ended 07/31/17		Year Ended 07/31/16		Year Ended 07/31/15		Year Ended 07/31/14

Net asset value, beginning of year	$47.08		$40.66		$44.18		$47.49		$42.46

Net investment income(a)	1.33		1.12	(b)	1.06		1.15		1.38
Net realized and unrealized gain (loss)(c)	1.45		6.36		(3.54)		(3.31)		5.12

Net increase (decrease) from investment operations	2.78		7.48		(2.48)		(2.16)		6.50

Distributions(d)
From net investment income	(1.26)		(1.06)		(1.04)		(1.15)		(1.47)

Total distributions	(1.26)		(1.06)		(1.04)		(1.15)		(1.47)

Net asset value, end of year	$48.60		$47.08		$40.66		$44.18		$47.49

Total Return
Based on net asset value	5.92%		18.62%		(5.52)%		(4.54)%		15.42%

Ratios to Average Net Assets
Total expenses	0.31%		0.32%		0.33%		0.33%		0.33%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.32%		N/A		N/A		N/A

Net investment income	2.69%		2.62	%(b)	2.67%		2.55%		3.00%

Supplemental Data
Net assets, end of year (000)	$3,158,687		$2,655,487		$1,911,104		$2,023,411		$1,776,267

Portfolio turnover rate(e)	6	%(f)	7	%(f)	11	%(f)	6	%(f)	8	%(f)

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:

• Net investment income per share by $0.01.

• Ratio of net investment income to average net assets by 0.02%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)

Portfolio turnover rate excludes in-kind transactions but includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units partially for cash in U.S. dollars (“cash creations”).

(f)	Portfolio turnover rate excluding in-kind transactions and cash creations were as follows: 6% 5% 7% 4% 6%

See notes to financial statements.

124	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16		Year Ended 07/31/15		Year Ended 07/31/14

Net asset value, beginning of year	$66.78	$58.27	$64.91		$66.89		$60.17

Net investment income(a)	1.93	1.72	1.73	(b)	1.83	(b)	2.29
Net realized and unrealized gain (loss)(c)	2.26	8.45	(6.69)		(2.11)		6.66

Net increase (decrease) from investment operations	4.19	10.17	(4.96)		(0.28)		8.95

Distributions(d)
From net investment income	(2.10)	(1.66)	(1.68)		(1.70)		(2.23)

Total distributions	(2.10)	(1.66)	(1.68)		(1.70)		(2.23)

Net asset value, end of year	$68.87	$66.78	$58.27		$64.91		$66.89

Total Return
Based on net asset value	6.32%	17.68%	(7.54	)%(b)	(0.41	)%(b)	14.89%

Ratios to Average Net Assets
Total expenses	0.31%	0.32%	0.33%		0.34%		0.33%

Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.32%	0.33%		0.33%		N/A

Net investment income	2.77%	2.82%	2.99	%(b)	2.84	%(b)	3.47%

Supplemental Data
Net assets, end of year (000)	$72,770,477	$78,691,555	$59,853,751		$61,459,174		$55,102,208

Portfolio turnover rate(e)	4%	2%	3%		2%		5%

(a)	Based on average shares outstanding.
(b)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2016 and July 31, 2015, respectively:

• Net investment income per share by $0.02 and $0.06, respectively.

• Total return by 0.03% and 0.07%, respectively.

• Ratio of net investment income to average net assets by 0.04% and 0.08%, respectively.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	125

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small-Cap ETF
	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of year	$59.60	$51.00		$51.44	$51.45	$44.67

Net investment income(a)	1.46	1.28	(b)	1.20	1.12	1.09
Net realized and unrealized gain (loss)(c)	3.90	8.83		(0.54)	0.11	6.93

Net increase from investment operations	5.36	10.11		0.66	1.23	8.02

Distributions(d)
From net investment income	(1.52)	(1.51)		(1.10)	(1.24)	(1.24)

Total distributions	(1.52)	(1.51)		(1.10)	(1.24)	(1.24)

Net asset value, end of year	$63.44	$59.60		$51.00	$51.44	$51.45

Total Return
Based on net asset value	9.01%	20.21	%(b)	1.35%	2.55%	18.03%

Ratios to Average Net Assets
Total expenses	0.39%	0.40%		0.40%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.40%		N/A	N/A	N/A

Net investment income	2.28%	2.38	%(b)	2.44%	2.26%	2.15%

Supplemental Data
Net assets, end of year (000)	$11,178,397	$8,737,472		$5,967,131	$5,184,949	$4,043,615

Portfolio turnover rate(e)	8%	6%		17%	13%	17%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:

• Net investment income per share by $0.01.

• Total return by 0.02%.

• Ratio of net investment income to average net assets by 0.02%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

126	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	Organization

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Adaptive Currency Hedged MSCI EAFE	Non-diversified
Currency Hedged MSCI ACWI	Diversified	(a)
Currency Hedged MSCI ACWI ex U.S.	Diversified	(a)
Currency Hedged MSCI EAFE	Diversified
Currency Hedged MSCI EAFE Small-Cap	Non-diversified
MSCI ACWI	Diversified
MSCI ACWI ex U.S.	Diversified
MSCI EAFE	Diversified
MSCI EAFE Small-Cap	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

Currently each currency hedged fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the currency hedged funds.

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2018, if any, are disclosed in the statements of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	127

Notes to Financial Statements  (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	Investment Valuation and Fair Value Measurements

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.
•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

128	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	Securities and Other Investments

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of July 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of July 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of July 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI ACWI
BNP Paribas New York Branch	$3,118,136	$3,118,136		$—	$—
BNP Paribas Prime Brokerage International Ltd.	3,961,567	3,961,567		—	—
BNP Paribas Securities Corp.	110,097	109,228		—	(869	)(b)
Citigroup Global Markets Inc.	5,908,622	5,908,622		—	—
Credit Suisse Securities (USA) LLC	2,326,659	2,326,659		—	—
Goldman Sachs & Co.	15,120,016	15,120,016		—	—
HSBC Bank PLC	4,239,684	4,239,684		—	—
ING Financial Markets LLC	496,932	496,932		—	—
Jefferies LLC	5,610,984	5,610,984		—	—
JPMorgan Securities LLC	26,116,361	26,116,361		—	—
JPMorgan Securities PLC	162,090	162,090		—	—
Macquarie Bank Limited	802,175	802,175		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,337,562	1,337,562		—	—
Morgan Stanley & Co. International PLC	5,317	5,317		—	—
Morgan Stanley & Co. LLC	10,016,674	10,016,674		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,181,227	6,181,227		—	—
National Financial Services LLC	914,649	914,649		—	—
SG Americas Securities LLC	595,552	595,552		—	—
State Street Bank & Trust Company	3,849,962	3,849,962		—	—
UBS AG	427,521	427,521		—	—
UBS Securities LLC	1,751,542	1,751,542		—	—
Wells Fargo Securities LLC	2,631,885	2,631,885		—	—

	$95,685,214	$95,684,345		$—	$(869)

N O T E S T O F I N A N C I A L S T A T E M E N T S	129

Notes to Financial Statements   (continued)

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

MSCI ACWI ex U.S.
Barclays Capital Inc.	$147,691	$147,691		$—	$—
BNP Paribas New York Branch	641,592	641,592		—	—
BNP Paribas Prime Brokerage International Ltd.	1,189,914	1,189,914		—	—
Citigroup Global Markets Inc.	1,562,912	1,562,912		—	—
Credit Suisse Securities (USA) LLC	2,037,940	2,037,940		—	—
Deutsche Bank Securities Inc.	769,663	769,663		—	—
Goldman Sachs & Co.	1,050,626	1,050,626		—	—
HSBC Bank PLC	478,761	478,761		—	—
JPMorgan Securities LLC	42,694,711	42,694,711		—	—
JPMorgan Securities PLC	191,878	191,878		—	—
Macquarie Bank Limited	89,589	89,589		—	—
Merrill Lynch, Pierce, Fenner & Smith	225,588	225,588		—	—
Morgan Stanley & Co. International PLC	233,188	233,188		—	—
Morgan Stanley & Co. LLC	8,785,034	8,785,034		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	838,531	838,531		—	—
SG Americas Securities LLC	1,406,057	1,406,057		—	—
State Street Bank & Trust Company	817,648	777,380		—	(40,268	)(b)

	$63,161,323	$63,121,055		$—	$(40,268)

MSCI EAFE
Barclays Capital Inc.	$93,019	$93,019		$—	$—
BNP Paribas New York Branch	13,692,627	13,692,627		—	—
BNP Paribas Prime Brokerage International Ltd.	12,449	12,449		—	—
Citigroup Global Markets Inc.	11,254,512	11,254,512		—	—
Credit Suisse Securities (USA) LLC	168,419	168,419		—	—
Goldman Sachs & Co.	86,297,525	86,297,525		—	—
HSBC Bank PLC	4,851,774	4,851,774		—	—
Jefferies LLC	232,298	232,298		—	—
JPMorgan Securities LLC	25,543,769	25,543,769		—	—
Macquarie Bank Limited	344,457	344,457		—	—
Morgan Stanley & Co. LLC	74,110,185	74,110,185		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	21,400,765	21,400,765		—	—
SG Americas Securities LLC	8,854,029	8,854,029		—	—
State Street Bank & Trust Company	16,511,600	16,511,600		—	—
UBS AG	10,965,884	10,965,884		—	—
Wells Fargo Securities LLC	4,949,080	4,949,080		—	—

	$279,282,392	$279,282,392		$—	$—

130	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

MSCI EAFE Small-Cap
Barclays Capital Inc.	$13,482,393	$13,482,393		$—	$—
BMO Capital Markets	616,305	616,305		—	—
BNP Paribas Securities Corp.	1,797,937	1,797,937		—	—
Citigroup Global Markets Inc.	46,556,480	46,556,480		—	—
Credit Suisse Securities (USA) LLC	30,297,786	30,297,786		—	—
Deutsche Bank Securities Inc.	19,542,087	19,542,087		—	—
Goldman Sachs & Co.	140,851,627	140,851,627		—	—
HSBC Bank PLC	10,339,783	10,339,783		—	—
Jefferies LLC	1,856,619	1,856,619		—	—
JPMorgan Securities LLC	55,433,508	55,433,508		—	—
Macquarie Bank Limited	22,458,146	22,458,146		—	—
Merrill Lynch, Pierce, Fenner & Smith	37,276,643	37,276,643		—	—
Mizuho Securities USA Inc.	1,728,815	1,728,815		—	—
Morgan Stanley & Co. LLC	137,704,328	137,704,328		—	—
National Financial Services LLC	49,903	49,903		—	—
Nomura Securities International Inc.	3,343,752	3,343,752		—	—
Scotia Capital (USA) Inc.	1,541,184	1,541,184		—	—
SEB Securities Inc.	4,162,283	4,162,283		—	—
SG Americas Securities LLC	1,918,878	1,918,878		—	—
State Street Bank & Trust Company	5,285,167	5,285,167		—	—
UBS AG	32,535,111	32,535,111		—	—
UBS Securities LLC	1,622,147	1,622,147		—	—
Wells Fargo Securities LLC	2,489	2,489		—	—

	$570,403,371	$570,403,371		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	Derivative Financial Instruments

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts: Each currency-hedged fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

N O T E S T O F I N A N C I A L S T A T E M E N T S	131

Notes to Financial Statements   (continued)

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	Investment Advisory Agreement and Other Transactions with Affiliates

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Adaptive Currency Hedged MSCI EAFE	0.38%
Currency Hedged MSCI ACWI	0.38
Currency Hedged MSCI ACWI ex U.S.	0.38
Currency Hedged MSCI EAFE	0.38
Currency Hedged MSCI EAFE Small-Cap	0.43

For its investment advisory services to each of the iShares MSCI ACWI, iShares MSCI ACWI ex U.S. and iShares MSCI EAFE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion(a)	0.227
Over $150 billion(a)	0.204

(a)	Break level added or amended effective June 29, 2018.

132	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

For its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $12 billion	0.4000%
Over $12 billion, up to and including $18 billion	0.3800
Over $18 billion, up to and including $24 billion	0.3610
Over $24 billion, up to and including $30 billion(a)	0.3430
Over $30 billion(a)	0.3259

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

(a)	Break level added or amended effective June 29, 2018.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For each of the iShares Adaptive Currency Hedged MSCI EAFE ETF and iShares Currency Hedged MSCI EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2020 so that each Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to each Fund’s investments in the iShares MSCI EAFE ETF (“EFA”), after taking into account any fee waivers by EFA, plus 0.03%.

For the iShares Currency Hedged MSCI ACWI ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI ACWI ETF (“ACWI”), after taking into account any fee waivers by ACWI, plus 0.03%.

For the iShares Currency Hedged MSCI ACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI ACWI ex U.S. ETF (“ACWX”), after taking into account any fee waivers by ACWX, plus 0.03%.

For the iShares Currency Hedged MSCI EAFE Small-Cap ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE Small-Cap ETF (“SCZ”), taking into account any fee waivers by SCZ, plus 0.03%.

For ACWI and ACWX, BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through November 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	133

Notes to Financial Statements  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended July 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI ACWI	$1,092
Currency Hedged MSCI ACWI ex U.S.	4,914
Currency Hedged MSCI EAFE Small-Cap	260
MSCI ACWI	298,567
MSCI ACWI ex U.S.	169,424
MSCI EAFE	2,250,429
MSCI EAFE Small-Cap	5,028,723

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended July 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI ACWI	$67,183,584	$29,143,756
MSCI ACWI ex U.S.	20,835,979	15,146,427
MSCI EAFE	380,978,557	171,983,395
MSCI EAFE Small-Cap	89,629,256	243,585,745

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of July 31, 2018, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Adaptive Currency Hedged MSCI EAFE	1	68%

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7. Purchases and Sales

For the year ended July 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Adaptive Currency Hedged MSCI EAFE	$289,666	$230,280
Currency Hedged MSCI ACWI	371,492	287,502
Currency Hedged MSCI ACWI ex U.S.	8,262,015	7,977,728
Currency Hedged MSCI EAFE	555,565,196	498,814,001
Currency Hedged MSCI EAFE Small-Cap	1,279,412	1,065,238
MSCI ACWI	506,560,600	333,977,830
MSCI ACWI ex U.S.	270,330,364	182,598,787
MSCI EAFE	3,647,230,392	3,154,013,017
MSCI EAFE Small-Cap	1,844,191,251	847,523,191

134	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

For the year ended July 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI ACWI	$2,820,407	$—
Currency Hedged MSCI ACWI ex U.S.	39,911,941	86,635,247
Currency Hedged MSCI EAFE	663,886,032	1,728,932,816
Currency Hedged MSCI EAFE Small-Cap	14,016,327	2,917,600
MSCI ACWI	1,404,789,102	721,482,165
MSCI ACWI ex U.S.	450,102,885	114,388,034
MSCI EAFE	1,018,031,397	10,326,556,609
MSCI EAFE Small-Cap	1,912,544,648	1,001,372,051

8.	Income Tax Information

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2018, the following permanent differences attributable to passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions, realized gains (losses) from in-kind redemptions and the classification of settlement proceeds, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
Adaptive Currency Hedged MSCI EAFE	$—	$75	$(75)
Currency Hedged MSCI ACWI ex U.S.	12,457,542	1,488	(12,459,030)
Currency Hedged MSCI EAFE	202,810,103	88,624	(202,898,727)
Currency Hedged MSCI EAFE Small-Cap	505,133	352	(505,485)
MSCI ACWI	246,891,239	427,363	(247,318,602)
MSCI ACWI ex U.S.	18,214,240	(32,513)	(18,181,727)
MSCI EAFE	2,397,653,327	55,750,595	(2,453,403,922)
MSCI EAFE Small-Cap	500,667,043	13,093,906	(513,760,949)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 07/31/18	Year Ended 07/31/17
Adaptive Currency Hedged MSCI EAFE
Ordinary income	$86,270	$68,361
Return of capital	—	61

	$86,270	$68,422

Currency Hedged MSCI ACWI
Ordinary income	$108,889	$52,876
Return of capital	—	59

	$108,889	$52,935

Currency Hedged MSCI ACWI ex U.S.
Ordinary income	$1,398,315	$1,607,510

Currency Hedged MSCI EAFE
Ordinary income	$115,401,571	$101,909,270
Long-term capital gains	—	9,358,758

	$115,401,571	$111,268,028

N O T E S T O F I N A N C I A L S T A T E M E N T S	135

Notes to Financial Statements  (continued)

iShares ETF	Year Ended 07/31/18	Year Ended 07/31/17
Currency Hedged MSCI EAFE Small-Cap
Ordinary income	$238,018	$298,914

MSCI ACWI
Ordinary income	$178,275,524	$129,943,172

MSCI ACWI ex U.S.
Ordinary income	$81,604,710	$54,621,313

MSCI EAFE
Ordinary income	$2,364,143,375	$1,836,351,109

MSCI EAFE Small-Cap
Ordinary income	$254,076,251	$203,973,579

As of July 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses)	(a)	Total
Adaptive Currency Hedged MSCI EAFE	$—	$11,635	$—	$448,797		$460,432
Currency Hedged MSCI ACWI	24,484	16,235	—	691,779		732,498
Currency Hedged MSCI ACWI ex U.S.	—	—	(2,739,775)	(117,514)		(2,857,289)
Currency Hedged MSCI EAFE	—	—	(60,834,300)	173,325,283		112,490,983
Currency Hedged MSCI EAFE Small-Cap	52,764	33,833	—	773,626		860,223
MSCI ACWI	16,335,217	—	(193,988,676)	1,282,336,045		1,104,682,586
MSCI ACWI ex U.S.	10,174,925	—	(170,959,185)	111,775,301		(49,008,959)
MSCI EAFE	29,718,583	—	(4,520,431,028)	5,947,516,686		1,456,804,241
MSCI EAFE Small-Cap	54,821,845	—	(25,687,717)	1,423,977,248		1,453,111,376

(a)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and foreign currency contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and foreign withholding tax reclaims.

As of July 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Currency Hedged MSCI ACWI ex U.S.	$2,739,775	$—	$2,739,775
Currency Hedged MSCI EAFE	60,834,300	—	60,834,300
MSCI ACWI	187,167,122	6,821,554	193,988,676
MSCI ACWI ex U.S.	163,436,207	7,522,978	170,959,185
MSCI EAFE	3,624,076,270	896,354,758	4,520,431,028
MSCI EAFE Small-Cap	25,687,717	—	25,687,717

(a)	Must be utilized prior to losses subject to expiration.

For the year ended July 31, 2018, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
Adaptive Currency Hedged MSCI EAFE	$62,276
Currency Hedged MSCI ACWI	65,882
Currency Hedged MSCI ACWI ex U.S.	2,237,605
Currency Hedged MSCI EAFE Small-Cap	226,345
MSCI ACWI	7,161,141
MSCI EAFE Small-Cap	8,224,662

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements  (continued)

As of July 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Adaptive Currency Hedged MSCI EAFE	$2,440,877	$463,525	$(14,728)	$448,797
Currency Hedged MSCI ACWI	5,346,949	714,229	(22,450)	691,779
Currency Hedged MSCI ACWI ex U.S.	43,120,831	260,226	(377,740)	(117,514)
Currency Hedged MSCI EAFE	3,282,073,844	211,445,773	(38,120,490)	173,325,283
Currency Hedged MSCI EAFE Small-Cap	21,151,223	922,181	(148,555)	773,626
MSCI ACWI	7,610,853,682	1,842,352,639	(560,124,320)	1,282,228,319
MSCI ACWI ex U.S.	3,099,037,096	415,003,727	(303,520,748)	111,482,979
MSCI EAFE	66,770,674,393	14,144,454,813	(8,236,662,448)	5,907,792,365
MSCI EAFE Small-Cap	10,350,324,849	2,141,865,057	(719,180,583)	1,422,684,474

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

9. Line of Credit

The iShares MSCI ACWI and iShares MSCI ACWI ex U.S. ETFs, along with certain other iShares funds, are parties to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Funds did not borrow under the credit agreement during the year ended July 31, 2018.

10. Principal Risks

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates

N O T E S T O F I N A N C I A L S T A T E M E N T S	137

Notes to Financial Statements  (continued)

manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11. Capital Share Transactions

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

iShares ETF	Year Ended 07/31/18		Year Ended 07/31/17
	Shares	Amount	Shares	Amount
Currency Hedged MSCI ACWI
Shares sold	100,000	$2,817,738	50,000	$1,251,861

Currency Hedged MSCI ACWI ex U.S.
Shares sold	1,500,000	$39,897,902	3,550,000	$84,545,872
Shares redeemed	(3,300,000)	(88,073,596)	(250,000)	(6,217,397)

Net increase (decrease)	(1,800,000)	$(48,175,694)	3,300,000	$78,328,475

Currency Hedged MSCI EAFE
Shares sold	22,600,000	$665,459,176	64,100,000	$1,719,592,789
Shares redeemed	(59,450,000)	(1,729,805,088)	(57,600,000)	(1,464,591,469)

Net increase (decrease)	(36,850,000)	$(1,064,345,912)	6,500,000	$255,001,320

Currency Hedged MSCI EAFE Small-Cap
Shares sold	450,000	$14,021,991	250,000	$7,051,956
Shares redeemed	(100,000)	(2,871,305)	(250,000)	(6,746,220)

Net increase	350,000	$11,150,686	—	$305,736

MSCI ACWI
Shares sold	22,800,000	$1,608,182,693	19,200,000	$1,174,695,213
Shares redeemed	(10,600,000)	(765,537,621)	(5,600,000)	(334,547,691)

Net increase	12,200,000	$842,645,072	13,600,000	$840,147,522

MSCI ACWI ex U.S.
Shares sold	11,200,000	$552,952,166	18,000,000	$775,781,938
Shares redeemed	(2,600,000)	(129,338,091)	(8,600,000)	(358,158,010)

Net increase	8,600,000	$423,614,075	9,400,000	$417,623,928

MSCI EAFE
Shares sold	28,200,000	$1,968,499,882	175,200,000	$11,015,835,906
Shares redeemed	(150,000,000)	(10,714,957,433)	(24,000,000)	(1,411,237,182)

Net increase (decrease)	(121,800,000)	$(8,746,457,551)	151,200,000	$9,604,598,724

MSCI EAFE Small-Cap
Shares sold	46,600,000	$2,979,677,692	33,600,000	$1,816,072,606
Shares redeemed	(17,000,000)	(1,096,799,793)	(4,000,000)	(217,106,866)

Net increase	29,600,000	$1,882,877,899	29,600,000	$1,598,965,740

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

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Notes to Financial Statements  (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	Foreign Withholding Tax Claims

The iShares MSCI ACWI, iShares MSCI ACWI ex U.S., iShares MSCI EAFE and iShares MSCI EAFE Small-Cap ETFs have filed claims to recover taxes withheld on dividend income by certain jurisdictions in the European Union on the basis that those jurisdictions had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland (and additionally taxes withheld by Sweden for the iShares MSCI EAFE ETF) based upon recent favorable determinations issued by the tax authorities in the applicable member states. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland and/or Sweden, as applicable, for potential impacts to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares MSCI ACWI ex U.S., iShares MSCI EAFE and iShares MSCI EAFE Small-Cap ETFs is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

The iShares MSCI ACWI ETF plans to seek a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund (on behalf of its shareholders) paying a compliance fee to the IRS representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed as a payable for “IRS compliance fee for foreign withholding tax claims” in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	Legal Proceedings

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF)filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

14.	Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

The Board unanimously voted to close and liquidate the iShares Currency Hedged MSCI ACWI ETF. After the close of business on August 15, 2018, the Fund no longer accepted creation orders. Trading in the Fund was halted prior to market open on August 16, 2018. Proceeds of the liquidation were sent to shareholders on August 22, 2018.

N O T E S T O F I N A N C I A L S T A T E M E N T S	139

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Adaptive Currency Hedged MSCI EAFE ETF,

iShares Currency Hedged MSCI ACWI ETF, iShares Currency Hedged MSCI ACWI ex U.S. ETF,

iShares Currency Hedged MSCI EAFE ETF,

iShares Currency Hedged MSCI EAFE Small-Cap ETF, iShares MSCI ACWI ETF,

iShares MSCI ACWI ex U.S. ETF, iShares MSCI EAFE ETF and

iShares MSCI EAFE Small-Cap ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Adaptive Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI ACWI ETF, iShares Currency Hedged MSCI ACWI ex U.S. ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE Small-Cap ETF, iShares MSCI ACWI ETF, iShares MSCIACWI ex U.S. ETF, iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETF (nine of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2018, the related statements of operations for the year ended July 31, 2018, the statements of changes in net assets for each of the two years in the period ended July 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

September 25, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information  (unaudited)

For corporate shareholders, the percentage of dividend income paid during the fiscal year ended July 31, 2018 that qualified for the dividends-received deductions were as follows:

iShares ETF	Dividends-Received Deduction
Currency Hedged MSCI ACWI	33.81%
MSCI ACWI	42.32%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2018:

iShares ETF	Qualified Dividend Income
Adaptive Currency Hedged MSCI EAFE	$85,330
Currency Hedged MSCI ACWI	106,525
Currency Hedged MSCI ACWI ex U.S.	1,256,361
Currency Hedged MSCI EAFE	114,312,045
Currency Hedged MSCI EAFE Small-Cap	187,139
MSCI ACWI	185,686,959
MSCI ACWI ex U.S.	83,159,588
MSCI EAFE	2,382,852,293
MSCI EAFE Small-Cap	225,945,976

For the fiscal year ended July 31, 2018, the Funds intend to pass through to their shareholders foreign source income earned and foreign taxes paid by the underlying funds:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Adaptive Currency Hedged MSCI EAFE	$89,608	$7,795
Currency Hedged MSCI ACWI ex U.S.	1,493,922	143,608
Currency Hedged MSCI EAFE	119,948,586	10,247,130
Currency Hedged MSCI EAFE Small-Cap	216,585	20,847

For the fiscal year ended July 31, 2018, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI ACWI ex U.S.	$100,608,867	$8,592,163
MSCI EAFE	2,642,438,379	194,988,341
MSCI EAFE Small-Cap	276,869,051	19,027,141

The following distribution amounts are hereby designated for the fiscal year ended July 31, 2018:

iShares ETF	Short-Term Capital Gain Dividends	20% Rate Long-Term Capital Gain Dividends
Adaptive Currency Hedged MSCI EAFE	$—	$75
Currency Hedged MSCI EAFE Small-Cap	352	—

I M P O R T A N T T A X I N F O R M A T I O N	141

Board Review and Approval of Investment Advisory Contract

I. iShares Adaptive Currency Hedged MSCI EAFE ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

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Board Review and Approval of Investment Advisory Contract  (continued)

from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Currency Hedged MSCI ACWI ETF and iShares Currency Hedged MSCI EAFE Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

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composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Currency Hedged MSCI ACWI ex U.S. ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional

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information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had agreed during the June 12-14, 2018 meeting to revise the Advisory Contract for the Fund to provide for an additional breakpoint, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

IV. iShares Currency Hedged MSCI EAFE ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response

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to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs,

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may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

V. iShares MSCI ACWI ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by

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BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund,

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on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

VI. iShares MSCI ACWI ex U.S. ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c)Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

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Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had agreed during the June 12-14, 2018 meeting to revise the Advisory Contract for the Fund to provide for an additional breakpoint, as the assets of the Fund, on

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an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

VII. iShares MSCI EAFE ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by

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BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had agreed during the June 12-14, 2018 meeting to revise the Advisory Contract for the Fund to provide for an additional breakpoint, as the assets of the Fund, on

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an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

VIII. iShares MSCI EAFE Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other

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comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had agreed during the June 12-14, 2018 meeting to revise the Advisory Contract for the Fund to provide for an additional breakpoint, as the assets of the Fund, on

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an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	157

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Adaptive Currency Hedged MSCI EAFE	$0.833105	$—	$0.029592	$0.862697	97%	—%	3%		100%
Currency Hedged MSCI ACWI	0.614981	—	0.002542	0.617523	100	—	0	(a)	100
Currency Hedged MSCI ACWI ex U.S.	0.670309	—	—	0.670309	100	—	—		100
Currency Hedged MSCI EAFE	0.859919	—	0.030567	0.890486	97	—	3		100
Currency Hedged MSCI EAFE Small-Cap	0.737770	—	—	0.737770	100	—	—		100
MSCI ACWI	1.464705	—	0.006187	1.470892	100	—	0	(a)	100
MSCI ACWI ex U.S.	1.258835	—	—	1.258835	100	—	—		100
MSCI EAFE	2.024846	—	0.071266	2.096112	97	—	3		100
MSCI EAFE Small-Cap	1.520011	—	—	1.520011	100	—	—		100

(a)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that a fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Adaptive Currency Hedged MSCI EAFE ETF

Period Covered: January 07, 2016 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.16%
Greater than 1.0% and Less than 1.5%	1	0.16
Greater than 0.5% and Less than 1.0%	4	0.64
Greater than 0.0% and Less than 0.5%	575	91.85
At NAV	11	1.76
Less than 0.0% and Greater than –0.5%	34	5.43

	626	100.00%

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Supplemental Information  (unaudited) (continued)

iShares Currency Hedged MSCI ACWI ETF

Period Covered: July 01, 2015 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	7	0.93%
Greater than 1.0% and Less than 1.5%	1	0.13
Greater than 0.5% and Less than 1.0%	1	0.13
Greater than 0.0% and Less than 0.5%	491	64.95
At NAV	37	4.89
Less than 0.0% and Greater than –0.5%	218	28.84
Less than –0.5% and Greater than –1.0%	1	0.13

	756	100.00%

iShares Currency Hedged MSCI ACWI ex U.S. ETF

Period Covered: July 01, 2015 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	6	0.79%
Greater than 3.0% and Less than 3.5%	1	0.13
Greater than 2.0% and Less than 2.5%	1	0.13
Greater than 0.5% and Less than 1.0%	3	0.40
Greater than 0.0% and Less than 0.5%	464	61.38
At NAV	22	2.91
Less than 0.0% and Greater than –0.5%	259	34.26

	756	100.00%

iShares Currency Hedged MSCI EAFE ETF

Period Covered: February 04, 2014 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.09%
Greater than 1.0% and Less than 1.5%	1	0.09
Greater than 0.5% and Less than 1.0%	3	0.27
Greater than 0.0% and Less than 0.5%	646	58.20
At NAV	93	8.38
Less than 0.0% and Greater than –0.5%	365	32.88
Less than –0.5% and Greater than –1.0%	1	0.09

	1,110	100.00%

iShares Currency Hedged MSCI EAFE Small-Cap ETF

Period Covered: July 01, 2015 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	373	49.34%
At NAV	58	7.67
Less than 0.0% and Greater than –0.5%	325	42.99

	756	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	159

Supplemental Information  (unaudited) (continued)

iShares MSCI ACWI ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	0.14%
Greater than 0.5% and Less than 1.0%	20	1.45
Greater than 0.0% and Less than 0.5%	816	58.96
At NAV	37	2.67
Less than 0.0% and Greater than –0.5%	482	34.83
Less than –0.5% and Greater than –1.0%	26	1.88
Less than –1.0% and Greater than –1.5%	1	0.07

	1,384	100.00%

iShares MSCI ACWI ex U.S. ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.07%
Greater than 2.0% and Less than 2.5%	1	0.07
Greater than 1.5% and Less than 2.0%	1	0.07
Greater than 1.0% and Less than 1.5%	24	1.73
Greater than 0.5% and Less than 1.0%	145	10.48
Greater than 0.0% and Less than 0.5%	705	50.95
At NAV	26	1.88
Less than 0.0% and Greater than –0.5%	361	26.08
Less than –0.5% and Greater than –1.0%	93	6.72
Less than –1.0% and Greater than –1.5%	21	1.52
Less than –1.5% and Greater than –2.0%	4	0.29
Less than –2.0% and Greater than –2.5%	1	0.07
Less than –3.0% and Greater than –3.5%	1	0.07

	1,384	100.00%

iShares MSCI EAFE ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.07%
Greater than 2.0% and Less than 2.5%	1	0.07
Greater than 1.5% and Less than 2.0%	2	0.14
Greater than 1.0% and Less than 1.5%	33	2.38
Greater than 0.5% and Less than 1.0%	169	12.21
Greater than 0.0% and Less than 0.5%	707	51.10
At NAV	12	0.87
Less than 0.0% and Greater than –0.5%	346	25.00
Less than –0.5% and Greater than –1.0%	84	6.07
Less than –1.0% and Greater than –1.5%	21	1.52
Less than –1.5% and Greater than –2.0%	6	0.43
Less than –2.0% and Greater than –2.5%	1	0.07
Less than –3.0% and Greater than –3.5%	1	0.07

	1,384	100.00%

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Supplemental Information  (unaudited)  (continued)

iShares MSCI EAFE Small-Cap ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.07%
Greater than 2.0% and Less than 2.5%	2	0.14
Greater than 1.5% and Less than 2.0%	7	0.51
Greater than 1.0% and Less than 1.5%	47	3.40
Greater than 0.5% and Less than 1.0%	265	19.15
Greater than 0.0% and Less than 0.5%	659	47.61
At NAV	22	1.59
Less than 0.0% and Greater than –0.5%	291	21.03
Less than –0.5% and Greater than –1.0%	67	4.84
Less than –1.0% and Greater than –1.5%	17	1.23
Less than –1.5% and Greater than –2.0%	5	0.36
Less than –3.0% and Greater than –3.5%	1	0.07

	1,384	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD if such managers market a fund to EU investors.

BFA has registered iShares MSCI ACWI ETF, iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETF (each a “Fund”, collectively the “Funds”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

BFA is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an

S U P P L E M E N T A L I N F O R M A T I O N	161

Supplemental Information  (unaudited)  (continued)

objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares MSCI ACWI ETF in respect of BFA’s financial year ending December 31, 2017 was USD 828.12 thousand. This figure is comprised of fixed remuneration of USD 330.08 thousand and variable remuneration of USD 498.04 thousand. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares MSCI ACWI ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 115.85 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 21.58 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares MSCI EAFE ETF in respect of BFA’s financial year ending December 31, 2017 was USD 8 million. This figure is comprised of fixed remuneration of USD 3.19 million and variable remuneration of USD 4.81 million. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares MSCI EAFE ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 1.12 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 208.6 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares MSCI EAFE Small-Cap ETF in respect of BFA’s financial year ending December 31, 2017 was USD 992.67 thousand. This figure is comprised of fixed remuneration of USD 395.66 thousand and variable remuneration of USD 597.01 thousand. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares MSCI EAFE Small-Cap ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 138.87 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 25.87 thousand.

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex which consists of 358 funds as of July 31, 2018. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares Inc. (since 2009);Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman(b) (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	163

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (63)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001- 2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).
Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	165

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

Counterparty Abbreviations

BNP	BNP Paribas SA
BOA	Bank of America N.A.
CITI	Citibank N.A.
CSI	Credit Suisse International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley & Co. International PLC
NAB	National Australia Bank Limited
NSI	Nomura Securities International Inc.
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank and Trust Co.
TDB	Toronto Dominion Bank
TNTC	The Northern Trust Company
UBS	UBS AG

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Drone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	New Russian Ruble

Currency Abbreviations (continued)

SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

166	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JULY 31, 2018

2018 ANNUAL REPORT

iShares Trust

  iShares Core Conservative Allocation ETF | AOK | NYSE Arca

   iShares Core Moderate Allocation ETF | AOM | NYSE Arca

  iShares Core Growth Allocation ETF | AOR | NYSE Arca

  iShares Core Aggressive Allocation ETF | AOA | NYSE Arca

  iShares Morningstar Multi-Asset Income ETF | IYLD | Cboe BZX

THIS PAGE INTENTIONALLY LEFT BLANK.

Market Overview

iShares Trust

Global Market Overview

Global equity markets advanced for the 12 months ended July 31, 2018 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 10.97% in U.S. dollar terms for the reporting period.

Global stocks rallied sharply in the first half of the reporting period as the MSCI ACWI returned more than 14%. Improving global economic growth drove the advance, particularly in the U.S., Europe, Japan, and China. Strengthening global economic growth led to rising corporate profits across most regions of the world, which was also supportive for global equity markets. By the end of 2017, global earnings estimates for 2018 accelerated at their fastest pace in more than a decade.

However, global equity markets grew increasingly volatile during the latter half of the reporting period, resulting in an almost 3% decline for the MSCI ACWI over the last six months. While the U.S. economy continued to strengthen, economic growth in other regions of the globe slowed. In addition, rising global interest rates and signs of higher inflation weighed on global stocks. Escalating trade tensions between the U.S. and several trading partners, most notably China and Europe, took center stage late in the reporting period, contributing to economic concerns and increased volatility in global equity markets.

For the reporting period, the U.S. stock market returned more than 15%, outpacing other regions of the world. U.S. stocks benefited from a stronger domestic economy, driven by healthy employment growth (which led to an 18-year low in the country’s unemployment rate) and a meaningful increase in manufacturing activity. U.S. income tax reform legislation, passed in December 2017, lowered corporate tax rates and contributed to record profit growth for U.S. companies. As the economy strengthened, the inflation rate rose to its highest level in more than six years. In response, the U.S. Federal Reserve Bank (“Fed”) raised short-term interest rates three times during the reporting period, pushing the federal funds rate target to its highest level in a decade.

Equity markets in the Asia-Pacific region returned approximately 8% in U.S. dollar terms for the reporting period. Japanese stocks posted the best returns in the region as the nation’s economy produced eight consecutive quarters of growth in 2016 and 2017, its longest period of sustained economic growth in more than 20 years. Hong Kong and Australia were also solid performers during the reporting period, benefiting from stronger economic growth, while New Zealand’s equity market declined as the country’s economy slowed markedly.

European stock markets returned approximately 6% in U.S. dollar terms for the reporting period. Equity market gains in Europe were tempered by slowing economic growth and trade tariff concerns during the last six months of the reporting period. Nonetheless, the European Central Bank (“ECB”) announced plans to end its quantitative easing measures by the end of 2018, indicating that the ECB believes the worst of the European economic downturn is over. On a country basis, the best-performing markets in Europe were Portugal, Norway, and France, while Belgium and Spain trailed.

Emerging markets underperformed developed markets during the reporting period, returning more than 4% in U.S. dollar terms. After rising by more than 18% during the first half of the reporting period, emerging markets declined sharply over the ensuing six months as rising global interest rates, a stronger U.S. dollar, and trade tensions led to reduced expectations for growth and corporate profits in emerging economies. The best-performing emerging markets for the reporting period included Russia, Peru, and the Czech Republic, while Turkey and Pakistan declined the most.

M A R K E T O V E R V I E W	5

Fund Summary as of July 31, 2018	iShares® Core Conservative Allocation ETF

Investment Objective

The iShares Core Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a conservative target risk allocation strategy, as represented by the S&P Target Risk Conservative Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.05%	4.17%	5.37%	3.05%	22.65%	66.39%
Fund Market	3.08	4.16	5.36	3.08	22.61	66.31
Index	3.15	4.26	5.45	3.15	23.18	67.66

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 989.20	$ 0.94		$ 1,000.00	$ 1,023.90	$ 0.95		0.19%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Management Commentary

The equity component of the Index, which represented approximately 31% of the Index on average during the reporting period, contributed virtually all of the return. Within the equity allocation, large-capitalization U.S. stocks contributed the most to the Index’s performance, led by the information technology and consumer discretionary sectors. Stocks in these two sectors benefited from an improving U.S. economy and an ongoing shift toward e-commerce, digital advertising, cloud computing, mobile devices, and streaming services. In addition, companies providing these services were outside the scope of the trade tariff conflict developing between the U.S. and several of its international trading partners.

Mid- and small-capitalization U.S. stocks were also contributors to the Index’s performance for the reporting period. In particular, small-capitalization stocks gained late in the reporting period, reflecting an investor shift toward smaller companies with greater exposure to the improving U.S. economy.

6	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Core Conservative Allocation ETF

Additionally, international stocks contributed to the Index’s return for the reporting period. In Europe, the U.K. and France were the most significant contributors to the Index’s performance. Stock markets in both countries were led by the energy sector, which advanced in conjunction with higher crude oil prices. Japan was the largest contributor from the Asia/Pacific region; the Japanese equity market benefited from improving economic activity, particularly during the first half of the reporting period. Emerging markets stocks also contributed to the Index’s return, led by China, Taiwan, and Russia.

The bond component of the Index, which represented approximately 69% of the Index on average during the reporting period, detracted slightly from its performance. Rising interest rates, which typically lead to declining bond prices, weighed on the U.S. bond portion of the Index. U.S. Treasury bonds, which tend to have the highest interest-rate sensitivity, detracted the most from the Index’s performance. Corporate bonds also declined, despite a stronger U.S. economy, as demand from foreign investors weakened late in the reporting period. On a positive note, international bonds contributed marginally to the Index’s performance.

Portfolio Information

ALLOCATION BY ASSET CLASS
Asset Class	Percentage of Total Investments	(a)
Domestic Fixed Income	59.3%
Domestic Equity	16.3
International Equity	13.8
International Fixed Income	10.6

FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
iShares Core Total USD Bond Market ETF	59.2%
iShares Core S&P 500 ETF	14.4
iShares Core MSCI International Developed Markets ETF	11.3
iShares Core International Aggregate Bond ETF	10.6
iShares Core MSCI Emerging Markets ETF	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of July 31, 2018	iShares® Core Moderate Allocation ETF

Investment Objective

The iShares Core Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a moderate target risk allocation strategy, as represented by the S&P Target Risk Moderate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.24%	5.13%	6.40%	4.24%	28.40%	82.93%
Fund Market	4.10	5.10	6.39	4.10	28.25	82.81
Index	4.30	5.22	6.49	4.30	28.98	84.56

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 986.90	$ 0.94		$ 1,000.00	$ 1,023.90	$ 0.95		0.19%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Management Commentary

The equity component of the Index, which represented approximately 42% of the Index on average during the reporting period, contributed virtually all of the return. Within the equity allocation, large-capitalization U.S. stocks contributed the most to the Index’s performance, led by the information technology and consumer discretionary sectors. Stocks in these two sectors benefited from an improving U.S. economy and an ongoing shift toward e-commerce, digital advertising, cloud computing, mobile devices, and streaming services. In addition, companies providing these services were outside the scope of the trade tariff conflict developing between the U.S. and several of its international trading partners.

Mid- and small-capitalization U.S. stocks were also contributors to the Index’s performance for the reporting period. In particular, small-capitalization stocks gained late in the reporting period, reflecting an investor shift toward smaller companies with greater exposure to the improving U.S. economy.

8	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Core Moderate Allocation ETF

Additionally, international stocks contributed to the Index’s return for the reporting period. In Europe, the U.K. and France were the most significant contributors to the Index’s performance. Stock markets in both countries were led by the energy sector, which advanced in conjunction with higher crude oil prices. Japan was the largest contributor from the Asia/Pacific region; the Japanese equity market benefited from improving economic activity, particularly during the first half of the reporting period. Emerging markets stocks also contributed to the Index’s return, led by China, Taiwan, and Russia.

The bond component of the Index, which represented approximately 58% of the Index on average during the reporting period, detracted slightly from its performance. Rising interest rates, which typically lead to declining bond prices, weighed on the U.S. bond portion of the Index. U.S. Treasury bonds, which tend to have the highest interest-rate sensitivity, detracted the most from the Index’s performance. Corporate bonds also declined, despite a stronger U.S. economy, as demand from foreign investors weakened late in the reporting period. On a positive note, international bonds contributed marginally to the Index’s performance.

Portfolio Information

ALLOCATION BY ASSET CLASS
Asset Class	Percentage of Total Investments	(a)
Domestic Fixed Income	50.9%
Domestic Equity	21.7
International Equity	18.3
International Fixed Income	9.1

FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
iShares Core Total USD Bond Market ETF	50.3%
iShares Core S&P 500 ETF	19.0
iShares Core MSCI International Developed Markets ETF	14.9
iShares Core International Aggregate Bond ETF	9.0
iShares Core MSCI Emerging Markets ETF	3.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of July 31, 2018	iShares® Core Growth Allocation ETF

Investment Objective

The iShares Core Growth Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a growth allocation target risk strategy, as represented by the S&P Target Risk Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.53%	7.00%	8.43%	6.53%	40.29%	119.94%
Fund Market	6.51	7.01	8.43	6.51	40.31	119.97
Index	6.59	7.11	8.53	6.59	40.98	122.01

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 982.30	$ 0.93		$ 1,000.00	$ 1,023.90	$ 0.95		0.19%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Management Commentary

The equity component of the Index, which represented approximately 62% of the Index on average during the reporting period, contributed virtually all of the return. Within the equity allocation, large-capitalization U.S. stocks contributed the most to the Index’s performance, led by the information technology and consumer discretionary sectors. Stocks in these two sectors benefited from an improving U.S. economy and an ongoing shift toward e-commerce, digital advertising, cloud computing, mobile devices, and streaming services. In addition, companies providing these services were outside the scope of the trade tariff conflict developing between the U.S. and several of its international trading partners.

Mid- and small-capitalization U.S. stocks were also contributors to the Index’s performance for the reporting period. In particular, small-capitalization stocks gained late in the reporting period, reflecting an investor shift toward smaller companies with greater exposure to the improving U.S. economy.

10	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Core Growth Allocation ETF

Additionally, international stocks contributed to the Index’s return for the reporting period. In Europe, the U.K. and France were the most significant contributors to the Index’s performance. Stock markets in both countries were led by the energy sector, which advanced in conjunction with higher crude oil prices. Japan was the largest contributor from the Asia/Pacific region; the Japanese equity market benefited from improving economic activity, particularly during the first half of the reporting period. Emerging markets stocks also contributed to the Index’s return, led by China, Taiwan, and Russia.

The bond component of the Index, which represented approximately 38% of the Index on average during the reporting period, detracted slightly from its performance. Rising interest rates, which typically lead to declining bond prices, weighed on the U.S. bond portion of the Index. U.S. Treasury bonds, which tend to have the highest interest-rate sensitivity, detracted the most from the Index’s performance. Corporate bonds also declined, despite a stronger U.S. economy, as demand from foreign investors weakened late in the reporting period. On a positive note, international bonds contributed marginally to the Index’s performance.

Portfolio Information

ALLOCATION BY ASSET CLASS
Asset Class	Percentage of Total Investments	(a)
Domestic Fixed Income	33.9%
Domestic Equity	32.2
International Equity	27.8
International Fixed Income	6.1

FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
iShares Core Total USD Bond Market ETF	33.8%
iShares Core S&P 500 ETF	28.6
iShares Core MSCI International Developed Markets ETF	22.4
iShares Core International Aggregate Bond ETF	6.1
iShares Core MSCI Emerging Markets ETF	5.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of July 31, 2018	iShares® Core Aggressive Allocation ETF

Investment Objective

The iShares Core Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy, as represented by the S&P Target Risk Aggressive Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	8.84%	8.53%	10.55%	8.84%	50.55%	165.57%
Fund Market	8.73	8.50	10.54	8.73	50.35	165.38
Index	8.87	8.64	10.67	8.87	51.36	168.51

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 978.10	$ 0.93		$ 1,000.00	$ 1,023.90	$ 0.95		0.19%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Management Commentary

The equity component of the Index, which represented approximately 81% of the Index on average during the reporting period, contributed virtually all of the return. Within the equity allocation, large-capitalization U.S. stocks contributed the most to the Index’s performance, led by the information technology and consumer discretionary sectors. Stocks in these two sectors benefited from an improving U.S. economy and an ongoing shift toward e-commerce, digital advertising, cloud computing, and streaming services. In addition, companies providing these services were outside the scope of the trade tariff conflict developing between the U.S. and several of its international trading partners.

Mid- and small-capitalization U.S. stocks were also contributors to the Index’s performance for the reporting period. In particular, small-capitalization stocks gained late in the reporting period, reflecting an investor shift toward smaller companies with greater exposure to the improving U.S. economy.

12	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Core Aggressive Allocation ETF

Additionally, international stocks contributed to the Index’s return for the reporting period. In Europe, the U.K. and France were the most significant contributors to the Index’s performance. Stock markets in both countries were led by the energy sector, which advanced in conjunction with higher crude oil prices. Japan was the largest contributor from the Asia/Pacific region; the Japanese equity market benefited from improving economic activity, particularly during the first half of the reporting period. Emerging markets stocks also contributed to the Index’s return, led by China, Taiwan, and Russia.

The bond component of the Index, which represented approximately 19% of the Index on average during the reporting period, detracted slightly from its performance. Rising interest rates, which typically lead to declining bond prices, weighed on the U.S. bond portion of the Index. U.S. Treasury bonds, which tend to have the highest interest-rate sensitivity, detracted the most from the Index’s performance. Corporate bonds also declined, despite a stronger U.S. economy, as demand from foreign investors weakened late in the reporting period. On a positive note, international bonds contributed marginally to the Index’s performance.

Portfolio Information

ALLOCATION BY ASSET CLASS
Asset Class	Percentage of Total Investments	(a)
Domestic Equity	42.8%
International Equity	37.1
Domestic Fixed Income	17.0
International Fixed Income	3.1

FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
iShares Core S&P 500 ETF	37.5%
iShares Core MSCI International Developed Markets ETF	29.3
iShares Core Total USD Bond Market ETF	16.7
iShares Core MSCI Emerging Markets ETF	7.1
iShares Core International Aggregate Bond ETF	3.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

Fund Summary as of July 31, 2018	iShares® Morningstar Multi-Asset Income ETF

Investment Objective

The iShares Morningstar Multi-Asset Income ETF (the “Fund”) seeks to track the investment results of an index composed of underlying equity, fixed income and other income funds that collectively seek to deliver high current income while providing an opportunity for capital appreciation, as represented by the Morningstar® Multi-Asset High Income IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.85%	5.20%	5.31%	1.85%	28.84%	38.72%
Fund Market	1.81	5.19	5.31	1.81	28.79	38.72
Index	1.88	5.15	5.29	1.88	28.52	38.51

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 999.60	$ 1.14		$ 1,000.00	$ 1,023.70	$ 1.15		0.23%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Management Commentary

The equity component of the Index, which represented approximately 20% of the Index on average during the reporting period, contributed the most to the Index’s performance. Within the equity allocation, U.S. dividend-paying stocks were the most significant contributors to the Index’s return, benefiting from the improving U.S. economy, robust corporate profit growth, and continued investor demand for yield in a low interest rate environment. The information technology and energy sectors led the advance among U.S. dividend-paying stocks. Energy stocks rose in conjunction with higher oil prices, while information technology stocks benefited from an ongoing shift toward e-commerce, digital advertising, cloud computing, mobile devices, and streaming services.

International dividend-paying stocks were also notable contributors to the Index’s performance for the reporting period, led by the U.K. and Australia. U.K. dividend-paying

14	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Morningstar Multi-Asset Income ETF

stocks were led by the energy sector, which benefited from higher crude oil prices, while Australian dividend-paying stocks benefited from a healthy economy and stable interest rate policy from the Reserve Bank of Australia.

Real estate investment trusts (“REITs”), which represented approximately 14% of the Index on average during the reporting period, were meaningful contributors to the Index’s performance. The REIT component of the Index consisted entirely of mortgage REITs, which have some of the highest yields in the REIT market. While the higher yields of mortgage REITs attracted significant investor demand, particularly early in the reporting period, it also made them more sensitive to interest rate fluctuations, which weighed on their performance late in the reporting period.

Bonds, which represented approximately 66% of the Index on average during the reporting period, posted mixed returns and had little overall impact on the Index’s return. The largest contributors were U.S. high-yield corporate bonds, which benefited from improved economic conditions and investor demand for yield. Investment-grade corporate bonds and preferred stocks were minor contributors to the Index’s performance.

In contrast, emerging markets debt detracted marginally from the Index’s return for the reporting period as rising interest rates, a stronger U.S. dollar, and trade tensions led to declines in emerging markets bonds. Mortgage-backed securities also detracted from the Index’s performance as mortgage rates rose during the reporting period.

Portfolio Information

ALLOCATION BY ASSET CLASS
Asset Class	Percentage of Total Investments	(a)
Non-Investment Grade Bonds	20.0%
International Fixed Income	19.8
Domestic Real Estate	15.2
Mortgage-Backed Securities	15.0
International Equity	13.0
Domestic Equity	12.0
Investment Grade Bonds	5.0

FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
iShares iBoxx $ High Yield Corporate Bond ETF	16.0%
iShares Mortgage Real Estate ETF	12.2
iShares MBS ETF	12.0
iShares J.P. Morgan USD Emerging Markets Bond ETF	11.9
iShares International Select Dividend ETF	9.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	15

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments	iShares® Core Conservative Allocation ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 16.2%
iShares Core S&P 500 ETF(a)	240,723	$68,192,011
iShares Core S&P Mid-Cap ETF(a)	28,715	5,688,442
iShares Core S&P Small-Cap ETF(a)(b)	33,447	2,881,794

		76,762,247
Domestic Fixed Income — 59.3%
iShares Core Total USD Bond Market ETF(a)	5,660,863	279,646,632

International Equity — 13.8%
iShares Core MSCI Emerging Markets ETF(a)	216,153	11,693,877
iShares Core MSCI International Developed Markets ETF(a)(b)	929,285	53,322,374

		65,016,251
International Fixed Income — 10.6%
iShares Core International Aggregate Bond ETF(a)	950,089	49,898,674

Total Investment Companies — 99.9% (Cost: $461,926,120)		471,323,804

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(a)(c)(d)	1,149,942	1,150,287

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(a)(c)	514,739	$514,739

		1,665,026

Total Short-Term Investments — 0.4% (Cost: $1,665,026)		1,665,026

Total Investments in Securities — 100.3% (Cost: $463,591,146)		472,988,830

Other Assets, Less Liabilities — (0.3)%		(1,267,573)

Net Assets — 100.0%		$471,721,257

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,149,942	(b)	—	1,149,942	$1,150,287	$12,598	(c)	$(3,129)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	453,300	61,439	(b)	—	514,739	514,739	11,535		—	—
iShares Core International Aggregate Bond ETF	762,838	340,079		(152,828)	950,089	49,898,674	266,197		185,778	771,725
iShares Core MSCI Emerging Markets ETF	245,911	83,484		(113,242)	216,153	11,693,877	378,752		370,395	(71,123)
iShares Core MSCI Europe ETF	615,547	103,038		(718,585)	—	—	—		3,879,311	(2,734,993)
iShares Core MSCI International Developed Markets ETF	—	1,108,540		(179,255)	929,285	53,322,374	1,190,300		132,258	141,766
iShares Core MSCI Pacific ETF	355,887	59,553		(415,440)	—	—	—		3,136,831	(2,122,131)
iShares Core S&P 500 ETF	253,811	80,605		(93,693)	240,723	68,192,011	1,291,485		3,087,052	5,836,001
iShares Core S&P Mid-Cap ETF	29,046	11,601		(11,932)	28,715	5,688,442	75,133		248,996	403,651
iShares Core S&P Small-Cap ETF	31,696	15,979		(14,228)	33,447	2,881,794	29,917		121,613	339,575
iShares Core Total USD Bond Market ETF	2,644,527	3,776,651		(760,315)	5,660,863	279,646,632	6,508,586		(66,570)	(9,125,034)
iShares Core U.S. Credit Bond ETF	345,395	57,798		(403,193)	—	—	310,486		(410,882)	349,583
iShares Core U.S. Treasury Bond ETF	2,045,909	342,459		(2,388,368)	—	—	222,981		(1,216,550)	929,743

						$472,988,830	$10,297,970		$9,465,103	$(5,281,237)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued)	iShares® Core Conservative Allocation ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$471,323,804	$—	$—	$471,323,804
Money Market Funds	1,665,026	—	—	1,665,026

	$472,988,830	$—	$—	$472,988,830

See notes to financial statements.

18	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments	iShares® Core Moderate Allocation ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 21.6%
iShares Core S&P 500 ETF(a)	616,952	$174,770,163
iShares Core S&P Mid-Cap ETF(a)	72,839	14,429,406
iShares Core S&P Small-Cap ETF(a)(b)	83,964	7,234,338

		196,433,907
Domestic Fixed Income — 50.8%
iShares Core Total USD Bond Market ETF(a)(b)	9,358,473	462,308,566

International Equity — 18.3%
iShares Core MSCI Emerging Markets ETF(a)	548,064	29,650,262
iShares Core MSCI International Developed Markets ETF(a)(b)	2,380,966	136,619,829

		166,270,091
International Fixed Income — 9.1%
iShares Core International Aggregate Bond ETF(a)(b)	1,573,105	82,619,475

Total Investment Companies — 99.8% (Cost: $877,773,811)		907,632,039

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(a)(c)(d)	11,292,283	11,295,671

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(a)(c)	1,729,969	$1,729,969

		13,025,640

Total Short-Term Investments — 1.5% (Cost: $13,024,508)		13,025,640

Total Investments in Securities — 101.3% (Cost: $890,798,319)		920,657,679

Other Assets, Less Liabilities — (1.3)%		(11,423,417)

Net Assets — 100.0%		$909,234,262

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,822,016	1,470,267	(b)	—	11,292,283	$11,295,671	$54,432	(c)	$(1,258)	$1,131
BlackRock Cash Funds: Treasury, SL Agency Shares	1,429,015	300,954	(b)	—	1,729,969	1,729,969	31,395		—	—
iShares Core International Aggregate Bond ETF	1,188,838	615,827		(231,560)	1,573,105	82,619,475	424,182		234,239	1,194,989
iShares Core MSCI Emerging Markets ETF	596,198	225,970		(274,104)	548,064	29,650,262	963,551		732,232	(177,300)
iShares Core MSCI Europe ETF	1,492,224	193,647		(1,685,871)	—	—	—		9,360,166	(6,736,400)
iShares Core MSCI International Developed Markets ETF	—	2,773,072		(392,106)	2,380,966	136,619,829	3,032,152		303,525	284,868
iShares Core MSCI Pacific ETF	862,782	111,945		(974,727)	—	—	—		7,495,274	(5,162,960)
iShares Core S&P 500 ETF	615,356	211,606		(210,010)	616,952	174,770,163	3,214,262		5,411,446	16,130,802
iShares Core S&P Mid-Cap ETF	70,374	2 9,319		(26,854)	72,839	14,429,406	187,133		482,476	1,072,935
iShares Core S&P Small-Cap ETF	76,876	39,737		(32,649)	83,964	7,234,338	74,524		245,633	877,081
iShares Core Total USD Bond Market ETF	4,121,363	6,368,316		(1,131,206)	9,358,473	462,308,566	10,395,222		(67,561)	(14,990,442)
iShares Core U.S. Credit Bond ETF	538,327	69,870		(608,197)	—	—	470,829		(34,185)	(57,286)
iShares Core U.S. Treasury Bond ETF	3,188,424	413,763		(3,602,187)	—	—	338,151		(1,408,810)	1,000,238

						$920,657,679	$19,185,833		$22,753,177	$(6,562,344)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued)	iShares® Core Moderate Allocation ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$907,632,039	$—	$—	$907,632,039
Money Market Funds	13,025,640	—	—	13,025,640

	$920,657,679	$—	$—	$920,657,679

See notes to financial statements.

20	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments	iShares® Core Growth Allocation ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 32.1%
iShares Core S&P 500 ETF(a)	1,134,222	$321,302,408
iShares Core S&P Mid-Cap ETF(a)	129,926	25,738,341
iShares Core S&P Small-Cap ETF(a)	144,695	12,466,921

		359,507,670
Domestic Fixed Income — 33.9%
iShares Core Total USD Bond Market ETF(a)(b)	7,675,408	379,165,155

International Equity — 27.8%
iShares Core MSCI Emerging Markets ETF(a)	1,110,627	60,084,921
iShares Core MSCI International Developed Markets ETF(a)	4,373,793	250,968,242

		311,053,163
International Fixed Income — 6.1%
iShares Core International Aggregate Bond ETF(a)(b)	1,296,426	68,088,294

Total Investment Companies — 99.9% (Cost: $1,046,580,063)		1,117,814,282

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(a)(c)(d)	3,909,951	3,911,124

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(a)(c)	1,083,431	$1,083,431

		4,994,555

Total Short-Term Investments — 0.5% (Cost: $4,994,188)		4,994,555

Total Investments in Securities — 100.4% (Cost: $1,051,574,251)		1,122,808,837

Other Assets, Less Liabilities — (0.4)%		(4,082,076)

Net Assets — 100.0%		$1,118,726,761

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	456,540	3,453,411	(b)	—		3,909,951	$3,911,124	$39,801	(c)	$(8,544)	$358
BlackRock Cash Funds: Treasury, SL Agency Shares	1,337,663	—		(254,232	)(b)	1,083,431	1,083,431	32,658		—	—
iShares Core International Aggregate Bond ETF	1,073,999	473,463		(251,036)		1,296,426	68,088,294	351,841		329,408	968,818
iShares Core MSCI Emerging Markets ETF	1,211,854	331,830		(433,057)		1,110,627	60,084,921	1,822,092		2,478,148	(856,680)
iShares Core MSCI Europe ETF	3,033,132	240,315		(3,273,447)		—	—	—		18,676,890	(13,405,377)
iShares Core MSCI International Developed Markets ETF	—	5,396,335		(1,022,542)		4,373,793	250,968,242	5,625,899		1,135,473	424,410
iShares Core MSCI Pacific ETF	1,753,753	138,935		(1,892,688)		—	—	—		15,050,090	(10,370,763)
iShares Core S&P 500 ETF	1,250,731	288,704		(405,213)		1,134,222	321,302,408	6,084,374		13,575,834	28,458,948
iShares Core S&P Mid-Cap ETF	143,036	38,692		(51,802)		129,926	25,738,341	352,921		1,166,671	1,873,918
iShares Core S&P Small-Cap ETF	156,160	51,099		(62,564)		144,695	12,466,921	140,994		592,481	1,557,682
iShares Core Total Return USD Bond Market ETF	3,723,207	5,377,455		(1,425,254)		7,675,408	379,165,155	8,751,883		109,552	(12,396,459)
iShares Core U.S. Credit Bond ETF	486,279	38,517		(524,796)		—	—	426,027		180,143	(252,901)
iShares Core U.S. Treasury Bond ETF	2,880,392	228,216		(3,108,608)		—	—	306,047		(1,169,986)	825,692

							$1,122,808,837	$23,934,537		$52,116,160	$(3,172,354)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued)	iShares® Core Growth Allocation ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,117,814,282	$—	$—	$1,117,814,282
Money Market Funds	4,994,555	—	—	4,994,555

	$1,122,808,837	$—	$—	$1,122,808,837

See notes to financial statements.

22	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments	iShares® Core Aggressive Allocation ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 42.7%
iShares Core S&P 500 ETF(a)(b)	1,209,304	$342,571,637
iShares Core S&P Mid-Cap ETF(a)(b)	137,709	27,280,153
iShares Core S&P Small-Cap ETF(a)(b)	152,346	13,126,131

		382,977,921
Domestic Fixed Income — 17.0%
iShares Core Total USD Bond Market ETF(a)(b)	3,085,880	152,442,472

International Equity — 37.1%
iShares Core MSCI Emerging Markets ETF(a)	1,198,577	64,843,016
iShares Core MSCI International Developed Markets ETF(a)(b)	4,662,682	267,544,693

		332,387,709
International Fixed Income — 3.1%
iShares Core International Aggregate Bond ETF(a)(b)	533,153	28,001,196

Total Investment Companies — 99.9% (Cost: $810,528,814)		895,809,298

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(a)(c)(d)	20,124,163	20,130,200

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(a)(c)	1,563,863	$1,563,863

		21,694,063

Total Short-Term Investments — 2.4% (Cost: $21,691,536)		21,694,063

Total Investments in Securities — 102.3% (Cost: $832,220,350)		917,503,361

Other Assets, Less Liabilities — (2.3)%		(20,261,640)

Net Assets — 100.0%		$897,241,721

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	20,124,163	(b)	—	20,124,163	$20,130,200	$51,108	(c)	$(671)	$2,527
BlackRock Cash Funds: Treasury, SL Agency Shares	885,546	678,317	(b)	—	1,563,863	1,563,863	21,825		—	—
iShares Core International Aggregate Bond ETF	350,681	214,959		(32,487)	533,153	28,001,196	135,239		18,980	423,899
iShares Core MSCI Emerging Markets ETF	1,055,267	381,150		(237,840)	1,198,577	64,843,016	1,750,168		(127,846)	581,596
iShares Core MSCI Europe ETF	2,641,278	220,110		(2,861,388)	—	—	—		16,193,061	(11,657,483)
iShares Core MSCI International Developed Markets ETF	—	5,001,153		(338,471)	4,662,682	267,544,693	5,813,690		(133,901)	210,379
iShares Core MSCI Pacific ETF	1,527,210	127,270		(1,654,480)	—	—	—		13,137,056	(9,136,705)
iShares Core S&P 500 ETF	1,089,184	306,987		(186,867)	1,209,304	342,571,637	5,821,503		3,321,445	35,779,360
iShares Core S&P Mid-Cap ETF	124,582	40,252		(27,125)	137,709	27,280,153	341,524		305,533	2,519,336
iShares Core S&P Small-Cap ETF	136,032	52,083		(35,769)	152,346	13,126,131	134,912		152,376	1,927,249
iShares Core Total USD Bond Market ETF	1,215,789	2,035,900		(165,809)	3,085,880	152,442,472	3,203,335		(25,401)	(4,447,857)
iShares U.S. Credit Bond ETF	158,834	13,244		(172,078)	—	—	137,858		(13,470)	(12,010)
iShares U.S. Treasury Bond ETF	940,604	78,386		(1,018,990)	—	—	99,015		(374,895)	264,788

						$917,503,361	$17,510,177		$32,452,267	$16,455,079

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued)	iShares® Core Aggressive Allocation ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$895,809,298	$—	$—	$895,809,298
Money Market Funds	21,694,063	—	—	21,694,063

	$917,503,361	$—	$—	$917,503,361

See notes to financial statements.

24	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments	iShares® Morningstar Multi-Asset Income ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 12.0%
iShares Core High Dividend ETF(a)	254,175	$22,451,278
iShares U.S. Preferred Stock ETF(a)(b)	435,625	16,375,144

		38,826,422
Domestic Real Estate — 15.2%
iShares Mortgage Real Estate ETF(a)	1,099,409	49,440,423

International Equity — 13.0%
iShares Emerging Markets Dividend ETF(a)	100,486	4,127,965
iShares International Select Dividend ETF(a)	1,142,426	38,077,058

		42,205,023
International Fixed Income — 19.8%
iShares J.P. Morgan EM Local Currency Bond ETF(a)(c)	348,763	15,854,766
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)(b)	444,116	48,435,291

		64,290,057
Investment Grade Bonds — 5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	140,598	16,275,624

Mortgage-Backed Securities — 15.0%
iShares MBS ETF(a)	468,169	48,581,897

Non-Investment Grade Bonds — 20.0%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	753,727	64,910,969

Total Investment Companies — 100.0% (Cost: $328,523,449)		324,530,415

Security	Shares	Value

Short-Term Investments

Money Market Funds — 25.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(a)(d)(e)	83,105,244	$83,130,176
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(a)(d)	22,519	22,519

		83,152,695

Total Short-Term Investments — 25.6% (Cost: $83,141,070)		83,152,695

Total Investments in Securities — 125.6% (Cost: $411,664,519)		407,683,110

Other Assets, Less Liabilities — (25.6)%		(83,064,644)

Net Assets — 100.0%		$324,618,466

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	65,940,825	17,164,419	(b)	—	83,105,244	$83,130,176	$963,622	(c)	$(5,496)	$9,846
BlackRock Cash Funds: Treasury, SL Agency Shares	3,333	19,186	(b)	—	22,519	22,519	2,015		—	—
iShares 10+ Year Credit Bond ETF	540,335	38,864		(579,199)	—	—	641,175		(292,166)	(163,742)
iShares Core High Dividend ETF	463,922	239,820		(449,567)	254,175	22,451,278	1,088,774		1,664,877	635,985
iShares Emerging Markets Dividend ETF	—	104,609		(4,123)	100,486	4,127,965	51,616		(1,045)	(8,084)
iShares iBoxx $ High Yield Corporate Bond ETF	737,680	99,576		(83,529)	753,727	64,910,969	3,362,378		(82,409)	(2,076,253)
iShares iBoxx $ Investment Grade Corporate Bond ETF	409,465	154,329		(423,196)	140,598	16,275,624	353,834		572,207	(550,810)
iShares International Select Dividend ETF	795,178	1,152,840		(805,592)	1,142,426	38,077,058	1,311,655		3,533,524	(3,991,763)
iShares J.P. Morgan EM Local Currency Bond ETF	—	413,046		(64,283)	348,763	15,854,766	—		22,698	(1,005,256)
iShares J.P. Morgan USD Emerging Markets Bond ETF	425,706	65,859		(47,449)	444,116	48,435,291	2,180,337		(61,061)	(2,705,861)
iShares MBS ETF	—	519,942		(51,773)	468,169	48,581,897	1,014,513		(65,395)	(1,619,377)
iShares Mortgage Real Estate ETF	1,061,857	480,202		(442,650)	1,099,409	49,440,423	3,907,762		(1,395,579)	(573,663)
iShares Select Dividend ETF	—	306,577		(306,577)	—	—	282,126		(564,553)	—
iShares U.S. Preferred Stock ETF	418,825	517,741		(500,941)	435,625	16,375,144	1,155,669		(895,284)	18,512

						$407,683,110	$16,315,476		$2,430,318	$(12,030,466)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued)	iShares® Morningstar Multi-Asset Income ETF
July 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$324,530,415	$—	$—	$324,530,415
Money Market Funds	83,152,695	—	—	83,152,695

	$407,683,110	$—	$—	$407,683,110

See notes to financial statements.

26	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities
July 31, 2018

	iShares Core Conservative Allocation ETF	iShares Core Moderate Allocation ETF	iShares Core Growth Allocation ETF	iShares Core Aggressive Allocation ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$472,988,830	$920,657,679	$1,122,808,837	$917,503,361
Receivables:
Securities lending income — Affiliated	770	3,195	3,744	5,987
Dividends	1,479	5,661	6,295	5,909

Total assets	472,991,079	920,666,535	1,122,818,876	917,515,257

LIABILITIES
Collateral on securities loaned, at value	1,150,393	11,286,555	3,911,575	20,128,345
Payables:
Capital shares redeemed	43,758	—	—	—
Investment advisory fees	75,671	145,718	180,540	145,191

Total liabilities	1,269,822	11,432,273	4,092,115	20,273,536

NET ASSETS	$471,721,257	$909,234,262	$1,118,726,761	$897,241,721

NET ASSETS CONSIST OF:
Paid-in capital	$462,790,574	$880,931,613	$1,049,426,330	$813,904,790
Accumulated net realized loss	(467,001)	(1,556,711)	(1,934,155)	(1,946,080)
Net unrealized appreciation	9,397,684	29,859,360	71,234,586	85,283,011

NET ASSETS	$471,721,257	$909,234,262	$1,118,726,761	$897,241,721

Shares outstanding	13,800,000	24,100,000	24,950,000	16,550,000

Net asset value	$34.18	$37.73	$44.84	$54.21

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,135,352	$11,046,148	$3,825,952	$18,163,814
(b) Investments, at cost — Affiliated	$463,591,146	$890,798,319	$1,051,574,251	$832,220,350

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Assets and Liabilities (continued)
July 31, 2018

iShares Morningstar Multi-Asset Income ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$407,683,110
Receivables:
Securities lending income — Affiliated	115,152
Dividends	618

Total assets	407,798,880

LIABILITIES
Collateral on securities loaned, at value	83,116,589
Payables:
Investment advisory fees	63,825

Total liabilities	83,180,414

NET ASSETS	$324,618,466

NET ASSETS CONSIST OF:
Paid-in capital	$339,962,094
Accumulated net realized loss	(11,362,219)
Net unrealized depreciation	(3,981,409)

NET ASSETS	$324,618,466

Shares outstanding	13,050,000

Net asset value	$24.87

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$81,499,399
(b) Investments, at cost — Affiliated	$411,664,519

See notes to financial statements.

28	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations
Year Ended July 31, 2018

	iShares Core Conservative Allocation ETF	iShares Core Moderate Allocation ETF	iShares Core Growth Allocation ETF	iShares Core Aggressive Allocation ETF

INVESTMENT INCOME
Dividends — Affiliated	$10,285,372	$19,131,401	$23,894,736	$17,459,069
Securities lending income — Affiliated — net	12,598	54,432	39,801	51,108

Total investment income	10,297,970	19,185,833	23,934,537	17,510,177

EXPENSES
Investment advisory fees	1,158,202	2,171,665	2,788,382	2,033,393

Total expenses	1,158,202	2,171,665	2,788,382	2,033,393

Less:
Investment advisory fees waived	(322,377)	(595,744)	(755,259)	(537,304)

Total expenses after fees waived	835,825	1,575,921	2,033,123	1,496,089

Net investment income	9,462,145	17,609,912	21,901,414	16,014,088

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	5,467,468	14,490,631	32,564,321	27,621,507
In-kind redemptions — Affiliated	3,997,635	8,262,546	19,551,839	4,830,760

Net realized gain	9,465,103	22,753,177	52,116,160	32,452,267

Net change in unrealized appreciation/depreciation on:
Investments — Affiliated	(5,281,237)	(6,562,344)	(3,172,354)	16,455,079

Net change in unrealized appreciation/depreciation	(5,281,237)	(6,562,344)	(3,172,354)	16,455,079

Net realized and unrealized gain	4,183,866	16,190,833	48,943,806	48,907,346

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,646,011	$33,800,745	$70,845,220	$64,921,434

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations (continued)
Year Ended July 31, 2018

iShares Morningstar Multi-Asset Income ETF

INVESTMENT INCOME
Dividends — Affiliated	$15,351,854
Securities lending income — Affiliated — net	963,622

Total investment income	16,315,476

EXPENSES
Investment advisory fees	833,607

Total expenses	833,607

Less:
Investment advisory fees waived	(28,411)

Total expenses after fees waived	805,196

Net investment income	15,510,280

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	1,156,184
In-kind redemptions — Affiliated	1,274,134

Net realized gain	2,430,318

Net change in unrealized appreciation/depreciation on:
Investments — Affiliated	(12,030,466)

Net change in unrealized appreciation/depreciation	(12,030,466)

Net realized and unrealized loss	(9,600,148)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,910,132

See notes to financial statements.

30	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares		iShares
	Core Conservative Allocation ETF		Core Moderate Allocation ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,462,145	$7,453,894	$17,609,912	$14,078,242
Net realized gain	9,465,103	3,594,724	22,753,177	6,815,452
Net change in unrealized appreciation/depreciation	(5,281,237)	5,742,721	(6,562,344)	23,627,275

Net increase in net assets resulting from operations	13,646,011	16,791,339	33,800,745	44,520,969

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(9,805,325)	(7,499,233)	(18,170,112)	(14,161,090)
From net realized gain	(4,502,202)	—	(13,043,303)	—

Decrease in net assets resulting from distributions to shareholders	(14,307,527)	(7,499,233)	(31,213,415)	(14,161,090)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	74,048,285	100,667,066	170,072,094	175,050,053

NET ASSETS
Total increase in net assets	73,386,769	109,959,172	172,659,424	205,409,932
Beginning of year	398,334,488	288,375,316	736,574,838	531,164,906

End of year	$471,721,257	$398,334,488	$909,234,262	$736,574,838

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets (continued)

	iShares		iShares
	Core Growth Allocation ETF		Core Aggressive Allocation ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$21,901,414	$20,360,591	$16,014,088	$12,296,956
Net realized gain	52,116,160	15,309,186	32,452,267	7,949,983
Net change in unrealized appreciation/depreciation	(3,172,354)	59,064,655	16,455,079	57,672,520

Net increase in net assets resulting from operations	70,845,220	94,734,432	64,921,434	77,919,459

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(22,453,816)	(20,478,824)	(16,274,802)	(12,382,507)
From net realized gain	(30,271,487)	—	(26,482,726)	—

Decrease in net assets resulting from distributions to shareholders	(52,725,303)	(20,478,824)	(42,757,528)	(12,382,507)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	71,410,668	191,855,045	182,198,098	182,976,763

NET ASSETS
Total increase in net assets	89,530,585	266,110,653	204,362,004	248,513,715
Beginning of year	1,029,196,176	763,085,523	692,879,717	444,366,002

End of year	$1,118,726,761	$1,029,196,176	$897,241,721	$692,879,717

See notes to financial statements.

32	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares
	Morningstar Multi-Asset Income ETF
	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,510,280	$12,932,196
Net realized gain (loss)	2,430,318	(2,684,011)
Net change in unrealized appreciation/depreciation	(12,030,466)	10,356,741

Net increase in net assets resulting from operations	5,910,132	20,604,926

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(16,126,287)	(13,368,423)
Return of capital	—	(197,514)

Decrease in net assets resulting from distributions to shareholders	(16,126,287)	(13,565,937)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,509,769	83,809,112

NET ASSETS
Total increase (decrease) in net assets	(4,706,386)	90,848,101
Beginning of year	329,324,852	238,476,751

End of year	$324,618,466	$329,324,852

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core Conservative Allocation ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of year	$34.19	$33.34	$32.51	$32.54	$31.18

Net investment income(a)	0.70	0.74	0.65	0.66	0.64
Net realized and unrealized gain (loss)(b)	0.33	0.84	0.83	(0.03)	1.35

Net increase from investment operations	1.03	1.58	1.48	0.63	1.99

Distributions(c)
From net investment income	(0.72)	(0.73)	(0.65)	(0.66)	(0.63)
From net realized gain	(0.32)	—	—	—	—

Total distributions	(1.04)	(0.73)	(0.65)	(0.66)	(0.63)

Net asset value, end of year	$34.18	$34.19	$33.34	$32.51	$32.54

Total Return
Based on net asset value	3.05%	4.84%	4.65%	1.93%	6.42%

Ratios to Average Net Assets
Total expenses(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(d)	0.18%	0.14%	0.11%	0.11%	0.11%

Net investment income	2.04%	2.22%	2.04%	2.02%	2.00%

Supplemental Data
Net assets, end of year (000)	$471,721	$398,334	$288,375	$243,851	$180,591

Portfolio turnover rate(e)	41%	2%	12%	83%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Core Moderate Allocation ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of year	$37.48	$35.89	$35.19	$34.99	$32.99

Net investment income(a)	0.77	0.81	0.73	0.74	0.71
Net realized and unrealized gain(b)	0.80	1.54	0.66	0.17	1.98

Net increase from investment operations	1.57	2.35	1.39	0.91	2.69

Distributions(c)
From net investment income	(0.77)	(0.76)	(0.69)	(0.71)	(0.69)
From net realized gain	(0.55)	—	—	—	—

Total distributions	(1.32)	(0.76)	(0.69)	(0.71)	(0.69)

Net asset value, end of year	$37.73	$37.48	$35.89	$35.19	$34.99

Total Return
Based on net asset value	4.24%	6.66%	4.03%	2.62%	8.19%

Ratios to Average Net Assets
Total expenses(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(d)	0.18%	0.15%	0.11%	0.11%	0.11%

Net investment income	2.03%	2.24%	2.13%	2.10%	2.07%

Supplemental Data
Net assets, end of year (000)	$909,234	$736,575	$531,165	$360,717	$246,701

Portfolio turnover rate(e)	40%	2%	12%	83%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Core Growth Allocation ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of year	$44.08	$40.81	$40.53	$39.50	$36.40

Net investment income(a)	0.88	0.94	0.90	0.91	0.83
Net realized and unrealized gain(b)	1.96	3.22	0.19	0.98	3.07

Net increase from investment operations	2.84	4.16	1.09	1.89	3.90

Distributions(c)
From net investment income	(0.90)	(0.89)	(0.81)	(0.86)	(0.80)
From net realized gain	(1.18)	—	—	—	—

Total distributions	(2.08)	(0.89)	(0.81)	(0.86)	(0.80)

Net asset value, end of year	$44.84	$44.08	$40.81	$40.53	$39.50

Total Return
Based on net asset value	6.53%	10.33%	2.80%	4.82%	10.77%

Ratios to Average Net Assets
Total expenses(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(d)	0.18%	0.15%	0.11%	0.11%	0.11%

Net investment income	1.96%	2.26%	2.31%	2.25%	2.17%

Supplemental Data
Net assets, end of year (000)	$1,118,727	$1,029,196	$763,086	$455,946	$306,163

Portfolio turnover rate(e)	44%	2%	11%	75%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Core Aggressive Allocation ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of year	$52.49	$47.02	$47.33	$45.81	$41.28

Net investment income(a)	1.06	1.09	1.05	1.05	0.97
Net realized and unrealized gain (loss)(b)	3.51	5.40	(0.38)	1.47	4.48

Net increase from investment operations	4.57	6.49	0.67	2.52	5.45

Distributions(c)
From net investment income	(1.05)	(1.02)	(0.98)	(1.00)	(0.92)
From net realized gain	(1.80)	—	—	—	—

Total distributions	(2.85)	(1.02)	(0.98)	(1.00)	(0.92)

Net asset value, end of year	$54.21	$52.49	$47.02	$47.33	$45.81

Total Return
Based on net asset value	8.84%	13.99%	1.53%	5.54%	13.24%

Ratios to Average Net Assets
Total expenses(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(d)	0.18%	0.16%	0.11%	0.11%	0.11%

Net investment income	1.97%	2.23%	2.33%	2.24%	2.19%

Supplemental Data
Net assets, end of year (000)	$897,242	$692,880	$444,366	$376,267	$267,985

Portfolio turnover rate(e)	40%	1%	6%	58%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Morningstar Multi-Asset Income ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of year	$25.63	$25.10	$24.64	$26.28	$25.20

Net investment income(a)	1.17	1.12	1.04	1.23	1.52
Net realized and unrealized gain (loss)(b)	(0.71)	0.58	0.65	(1.38)	1.14

Net increase (decrease) from investment operations	0.46	1.70	1.69	(0.15)	2.66

Distributions(c)
From net investment income	(1.22)	(1.15)	(1.04)	(1.24)	(1.53)
From net realized gain	—	—	(0.06)	(0.25)	(0.05)
Return of capital	—	(0.02)	(0.13)	—	—

Total distributions	(1.22)	(1.17)	(1.23)	(1.49)	(1.58)

Net asset value, end of year	$24.87	$25.63	$25.10	$24.64	$26.28

Total Return
Based on net asset value	1.85%	7.01%	7.26%	(0.67)%	10.95%

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(d)	0.24%	0.24%	0.24%	0.24%	0.18%

Net investment income	4.65%	4.48%	4.35%	4.77%	5.92%

Supplemental Data
Net assets, end of year (000)	$324,618	$329,325	$238,477	$257,464	$170,802

Portfolio turnover rate(e)	64%	51%	35%	47%	68%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	Organization

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Conservative Allocation	Diversified
Core Moderate Allocation	Diversified
Core Growth Allocation	Diversified
Core Aggressive Allocation	Diversified
Morningstar Multi-Asset Income	Diversified

Each Fund is a fund of funds and seeks its investment objective by investing primarily in other iShares funds (each, an “underlying fund,” collectively, the “underlying funds”). The financial statements and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	Investment Valuation and Fair Value Measurements

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (continued)

Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	Securities and Other Investments

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of July 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of July 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

40	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of July 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core Conservative Allocation
Barclays Capital Inc.	$844,368	$844,368		$—	$—
JPMorgan Securities LLC	9,822	9,822		—	—
Merrill Lynch, Pierce, Fenner & Smith	281,162	281,162		—	—

	$1,135,352	$1,135,352		$—	$—

Core Moderate Allocation
JPMorgan Securities LLC	$8,104,712	$8,104,712		$—	$—
Merrill Lynch, Pierce, Fenner & Smith	2,936,184	2,936,184		—	—
UBS Securities LLC	5,252	5,252		—	—

	$11,046,148	$11,046,148		$—	$—

Core Growth Allocation
JPMorgan Securities LLC	$3,453,060	$3,453,060		$—	$—
Merrill Lynch, Pierce, Fenner & Smith	372,892	372,892		—	—

	$3,825,952	$3,825,952		$—	$—

Core Aggressive Allocation
Goldman Sachs & Co.	$385,320	$385,320		$—	$—
JPMorgan Securities LLC	4,046,734	4,046,734		—	—
Merrill Lynch, Pierce, Fenner & Smith	12,063,488	12,063,488		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	34,580	34,580		—	—
State Street Bank & Trust Company	990,840	990,840		—	—
UBS Securities LLC	642,852	642,852		—	—

	$18,163,814	$18,163,814		$—	$—

Morningstar Multi-Asset Income
BNP Paribas New York Branch	$24,974,800	$24,974,800		$—	$—
Credit Suisse Securities (USA) LLC	11,275,950	11,275,950		—	—
Deutsche Bank Securities Inc.	8,459,395	8,459,395		—	—
Jefferies LLC	364,623	364,623		—	—
National Financial Services LLC	21,724,752	21,724,752		—	—
State Street Bank & Trust Company	1,048,761	1,048,761		—	—
UBS AG	1,330,296	1,330,296		—	—
UBS Securities LLC	80,362	80,362		—	—
Wells Fargo Bank, National Association	11,863,857	11,863,857		—	—
Wells Fargo Securities LLC	376,603	376,603		—	—

	$81,499,399	$81,499,399		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	Investment Advisory Agreement and Other Transactions with Affiliates

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For each of the iShares Core Conservative Allocation, iShares Core Moderate Allocation, iShares Core Growth Allocation and iShares Core Aggressive Allocation ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2021, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For the iShares Morningstar Multi-Asset Income ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2021 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.60% of average daily net assets.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended July 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core Conservative Allocation	$4,197
Core Moderate Allocation	16,496
Core Growth Allocation	11,144
Core Aggressive Allocation	16,344
Morningstar Multi-Asset Income	267,656

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statements of operations.

6.	Purchases and Sales

For the year ended July 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Core Conservative Allocation	$189,683,742	$194,273,605
Core Moderate Allocation	346,465,388	359,481,020
Core Growth Allocation	482,489,551	512,597,691
Core Aggressive Allocation	324,387,710	351,267,231
Morningstar Multi-Asset Income	214,881,586	214,875,390

42	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

For the year ended July 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Conservative Allocation	$136,236,021	$62,171,725
Core Moderate Allocation	279,392,948	109,739,665
Core Growth Allocation	260,788,637	189,405,635
Core Aggressive Allocation	213,580,837	31,761,037
Morningstar Multi-Asset Income	31,660,290	26,153,865

7.	Income Tax Information

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2018, the following permanent differences attributable to realized gains (losses)from in-kind redemptions and distributions paid in excess of taxable income, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed (Distributions in Excess of Net Investment Income	)	Accumulated Net Realized Gain (Loss)
Core Conservative Allocation	$3,579,164	$343,180		$(3,922,344)
Core Moderate Allocation	7,574,983	560,200		(8,135,183)
Core Growth Allocation	18,949,735	552,402		(19,502,137)
Core Aggressive Allocation	4,564,015	260,714		(4,824,729)
Morningstar Multi-Asset Income	21,514	616,007		(637,521)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 07/31/18	Year Ended 07/31/17
Core Conservative Allocation
Ordinary income	$10,826,576	$7,499,233
Long-term capital gains	3,480,951	—

	$14,307,527	$7,499,233

Core Moderate Allocation
Ordinary income	$21,880,405	$14,161,090
Long-term capital gains	9,333,010	—

	$31,213,415	$14,161,090

Core Growth Allocation
Ordinary income	$29,796,957	$20,478,824
Long-term capital gains	22,928,346	—

	$52,725,303	$20,478,824

Core Aggressive Allocation
Ordinary income	$24,070,463	$12,382,507
Long-term capital gains	18,687,065	—

	$42,757,528	$12,382,507

Morningstar Multi-Asset Income
Ordinary income	$16,126,287	$13,368,423
Return of capital	—	197,514

	$16,126,287	$13,565,937

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (continued)

As of July 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Capital Loss Carryforwards	Net Unrealized Gains (Losses)	(a)	Qualified Late-Year Losses (b)	Total
Core Conservative Allocation	$—	$9,031,912		$(101,229)	$8,930,683
Core Moderate Allocation	—	29,030,528		(727,879)	28,302,649
Core Growth Allocation	—	69,811,608		(511,177)	69,300,431
Core Aggressive Allocation	—	83,787,034		(450,103)	83,336,931
Morningstar Multi-Asset Income	(10,289,973)	(5,053,655)		—	(15,343,628)

(a)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
(b)	The Funds elected to defer certain qualified late-year losses and recognize such losses in the year ending next taxable year.

As of July 31, 2018, the Fund had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Morningstar Multi-Asset Income	$10,289,973

For the year ended July 31, 2018, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
Core Conservative Allocation	$1,022,375
Core Moderate Allocation	2,376,789
Core Growth Allocation	3,246,824
Core Aggressive Allocation	2,135,675
Morningstar Multi-Asset Income	1,429,527

As of July 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Conservative Allocation	$463,956,918	$19,181,575	$(10,149,663)	$9,031,912
Core Moderate Allocation	891,627,151	44,776,579	(15,746,051)	29,030,528
Core Growth Allocation	1,052,997,229	83,269,060	(13,457,452)	69,811,608
Core Aggressive Allocation	833,716,327	89,668,191	(5,881,157)	83,787,034
Morningstar Multi-Asset Income	412,736,765	4,857,996	(9,911,651)	(5,053,655)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

8.	Principal Risks

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability

44	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	Capital Share Transactions

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 07/31/18		Year Ended 07/31/17
iShares ETF	Shares	Amount	Shares	Amount
Core Conservative Allocation
Shares sold	3,950,000	$136,388,794	4,750,000	$157,703,941
Shares redeemed	(1,800,000)	(62,340,509)	(1,750,000)	(57,036,875)

Net increase	2,150,000	$74,048,285	3,000,000	$100,667,066

Core Moderate Allocation
Shares sold	7,350,000	$280,045,939	9,100,000	$326,190,907
Shares redeemed	(2,900,000)	(109,973,845)	(4,250,000)	(151,140,854)

Net increase	4,450,000	$170,072,094	4,850,000	$175,050,053

Core Growth Allocation
Shares sold	5,800,000	$261,166,646	11,700,000	$481,715,140
Shares redeemed	(4,200,000)	(189,755,978)	(7,050,000)	(289,860,095)

Net increase	1,600,000	$71,410,668	4,650,000	$191,855,045

Core Aggressive Allocation
Shares sold	3,950,000	$213,999,171	5,100,000	$247,864,273
Shares redeemed	(600,000)	(31,801,073)	(1,350,000)	(64,887,510)

Net increase	3,350,000	$182,198,098	3,750,000	$182,976,763

Morningstar Multi-Asset Income
Shares sold	1,250,000	$31,692,549	3,600,000	$90,100,928
Shares redeemed	(1,050,000)	(26,182,780)	(250,000)	(6,291,816)

Net increase	200,000	$5,509,769	3,350,000	$83,809,112

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

10.	Legal Proceedings

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF)filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (continued)

event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

46	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core Conservative Allocation ETF,

iShares Core Moderate Allocation ETF, iShares Core Growth Allocation ETF,

iShares Core Aggressive Allocation ETF and iShares Morningstar Multi-Asset Income ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Core Conservative Allocation ETF, iShares Core Moderate Allocation ETF, iShares Core Growth Allocation ETF, iShares Core Aggressive Allocation ETF and iShares Morningstar Multi-Asset Income ETF (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2018, the related statements of operations for the year ended July 31, 2018, the statements of changes in net assets for each of the two years in the period ended July 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2018 and each of the financial highlights for each of the five years in the period ended July 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

September 25, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	47

Important Tax Information (unaudited)

For corporate shareholders, the percentage of dividend income paid during the fiscal year ended July 31, 2018 that qualified for the dividends-received deductions were as follows:

iShares ETF	Dividends-Received Deduction
Core Conservative Allocation	11.31%
Core Moderate Allocation	13.75%
Core Growth Allocation	19.08%
Core Aggressive Allocation	22.56%
Morningstar Multi-Asset Income	12.31%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2018:

iShares ETF	Qualified Dividend Income
Core Conservative Allocation	$2,537,857
Core Moderate Allocation	6,360,995
Core Growth Allocation	12,010,576
Core Aggressive Allocation	11,883,778
Morningstar Multi-Asset Income	3,450,265

For the fiscal year ended July 31, 2018, the Funds intend to pass through to their shareholders foreign source income earned and foreign taxes paid by the underlying funds:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Core Conservative Allocation	$1,810,898	$111,370
Core Moderate Allocation	3,970,968	273,081
Core Growth Allocation	6,963,020	537,226
Core Aggressive Allocation	5,722,673	474,942
Morningstar Multi-Asset Income	2,538,176	93,110

The following distribution amounts are hereby designated for the fiscal year ended July 31, 2018:

iShares ETF	Short-Term Capital Gain Dividends	20% Rate Long-Term Capital Gain Dividends
Core Conservative Allocation	$1,021,239	$3,480,951
Core Moderate Allocation	3,710,261	9,333,010
Core Growth Allocation	7,343,100	22,928,346
Core Aggressive Allocation	7,795,655	18,687,065

48	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	49

Board Review and Approval of Investment Advisory Contract (continued)

from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

50	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core Conservative Allocation	$0.706349	$0.315944	$0.019533	$1.041826	68%	30%	2%	100%
Core Moderate Allocation	0.752060	0.546889	0.024076	1.323025	57	41	2	100
Core Growth Allocation	0.863524	1.184794	0.035353	2.083671	41	57	2	100
Core Aggressive Allocation	1.000230	1.801546	0.049006	2.850782	35	63	2	100
Morningstar Multi-Asset Income	1.193145	—	0.026962	1.220107	98	—	2	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that a fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core Conservative Allocation ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	768	55.49%
At NAV	140	10.12
Less than 0.0% and Greater than –0.5%	475	34.32
Less than –6.0%	1	0.07

	1,384	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	51

Supplemental Information (unaudited) (continued)

iShares Core Moderate Allocation ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.07%
Greater than 1.0% and Less than 1.5%	1	0.07
Greater than 0.0% and Less than 0.5%	827	59.76
At NAV	130	9.39
Less than 0.0% and Greater than –0.5%	425	30.71

	1,384	100.00%

iShares Core Growth Allocation ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	856	61.85%
At NAV	122	8.82
Less than 0.0% and Greater than –0.5%	405	29.26
Less than –3.5% and Greater than –4.0%	1	0.07

	1,384	100.00%

iShares Core Aggressive Allocation ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.07%
Greater than 0.0% and Less than 0.5%	754	54.49
At NAV	166	11.99
Less than 0.0% and Greater than –0.5%	463	33.45

	1,384	100.00%

iShares Morningstar Multi-Asset Income ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.07%
Greater than 5.5% and Less than 6.0%	1	0.07
Greater than 5.0% and Less than 5.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.07
Greater than 1.0% and Less than 1.5%	1	0.07
Greater than 0.5% and Less than 1.0%	2	0.14
Greater than 0.0% and Less than 0.5%	807	58.32
At NAV	103	7.44
Less than 0.0% and Greater than –0.5%	467	33.74

	1,384	100.00%

52	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex which consists of 358 funds as of July 31, 2018. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman(b) (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	53

Trustee and Officer Information (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (63)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers
Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

54	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	55

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JULY 31, 2018

2018 ANNUAL REPORT

        iShares Trust

        ▶  iShares MSCI ACWI Low Carbon Target ETF | CRBN | NYSE Arca

        ▶  iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ

        ▶  iShares MSCI Europe Financials ETF | EUFN | NASDAQ

        ▶  iShares MSCI Kokusai ETF | TOK | NYSE Arca

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Market Overview

iShares Trust

Global Market Overview

Global equity markets advanced for the 12 months ended July 31, 2018 (“reporting period”). The MSCIACWI, a broad global equity index that includes both developed and emerging markets, returned 10.97% in U.S. dollar terms for the reporting period.

Global stocks rallied sharply in the first half of the reporting period as the MSCIACWI returned more than 14%. Improving global economic growth drove the advance, particularly in the U.S., Europe, Japan, and China. Strengthening global economic growth led to rising corporate profits across most regions of the world, which was also supportive for global equity markets. By the end of 2017, global earnings estimates for 2018 accelerated at their fastest pace in more than a decade.

However, global equity markets grew increasingly volatile during the latter half of the reporting period, resulting in an almost 3% decline for the MSCI ACWI over the last six months. While the U.S. economy continued to strengthen, economic growth in other regions of the globe slowed. In addition, rising global interest rates and signs of higher inflation weighed on global stocks. Escalating trade tensions between the U.S. and several trading partners, most notably China and Europe, took center stage late in the reporting period, contributing to economic concerns and increased volatility in global equity markets.

For the reporting period, the U.S. stock market returned more than 15%, outpacing other regions of the world. U.S. stocks benefited from a stronger domestic economy, driven by healthy employment growth (which led to an 18-year low in the country’s unemployment rate) and a meaningful increase in manufacturing activity. U.S. income tax reform legislation, passed in December 2017, lowered corporate tax rates and contributed to record profit growth for U.S. companies. As the economy strengthened, the inflation rate rose to its highest level in more than six years. In response, the U.S. Federal Reserve Bank (“Fed”) raised short-term interest rates three times during the reporting period, pushing the federal funds rate target to its highest level in a decade.

Equity markets in the Asia-Pacific region returned approximately 8% in U.S. dollar terms for the reporting period. Japanese stocks posted the best returns in the region as the nation’s economy produced eight consecutive quarters of growth in 2016 and 2017, its longest period of sustained economic growth in more than 20 years. Hong Kong and Australia were also solid performers during the reporting period, benefiting from stronger economic growth, while New Zealand’s equity market declined as the country’s economy slowed markedly.

European stock markets returned approximately 6% in U.S. dollar terms for the reporting period. Equity market gains in Europe were tempered by slowing economic growth and trade tariff concerns during the last six months of the reporting period. Nonetheless, the European Central Bank (“ECB”) announced plans to end its quantitative easing measures by the end of 2018, indicating that the ECB believes the worst of the European economic downturn is over. On a country basis, the best-performing markets in Europe were Portugal, Norway, and France, while Belgium and Spain trailed.

Emerging markets underperformed developed markets during the reporting period, returning more than 4% in U.S. dollar terms. After rising by more than 18% during the first half of the reporting period, emerging markets declined sharply over the ensuing six months as rising global interest rates, a stronger U.S. dollar, and trade tensions led to reduced expectations for growth and corporate profits in emerging economies. The best-performing emerging markets for the reporting period included Russia, Peru, and the Czech Republic, while Turkey and Pakistan declined the most.

M A R K E T O V E R V I E W	5

Fund Summary as of July 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF

Investment Objective

The iShares MSCI ACWI Low Carbon Target ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization developed and emerging market equities with a lower carbon exposure than that of the broad market, as represented by the MSCI ACWI Low Carbon Target Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	10.17%	8.19%	10.17%	33.26%
Fund Market	9.72	8.20	9.72	33.31
Index	9.96	7.86	9.96	31.76

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 12/8/14. The first day of secondary market trading was 12/9/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 970.50	$0.98		$ 1,000.00	$ 1,023.80	$1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Management Commentary

After remaining flat for several years, global carbon emissions grew in 2017 as the improving world economy drove additional demand for energy. Most of the carbon emissions growth was concentrated in Asia, while the U.S., U.K., and Japan all decreased emissions for the year.

Nevertheless, global adoption of renewable energy continued to rise, accounting for a record two-thirds of the total investment in power generation. Consequently, global renewable power capacity rose to a new high, supported by a sharp increase in solar installations and record growth in offshore wind facilities. Also, corporate targets for carbon emissions reduction have become a common practice, as the percentage of global corporations with carbon-reduction targets increased from 73% in 2011 to 89% in 2017, according to the CDP (formerly the Carbon Disclosure Project). Governments also moved to improve climate policies; in December 2017, China announced that it would create a market for trading carbon credits for its power generation sector.

6	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF

Among countries in the Index, lower carbon exposure companies in the U.S. were the strongest performers, accounting for a large majority of the Index’s return for the reporting period. These stocks were helped by strong earnings and improving economic growth. Despite the withdrawal of the U.S. from the Paris climate agreement in June 2017, state and municipal governments continued to pursue regulations and set goals aimed at lowering carbon emissions.

Lower carbon exposure stocks in Japan, where long-term goals are in place to reduce reliance on fossil fuels and nuclear power, contributed slightly to the Index’s return. Other modest contributors included France, where investors welcomed labor market reform, and China, where strong economic growth supported stocks despite trade tensions.

On a sector basis, information technology was the leading contributor to the Index’s return, with lower carbon exposure companies in the software and services industry a particular source of strength. The consumer discretionary sector also contributed to the Index’s performance due to increased consumer spending in the U.S. and Japan.

In terms of relative performance, the Index slightly underperformed the broader market, as represented by the MSCI ACWI Index, while tracking it relatively closely during the reporting period. The low-carbon investment process leads to relatively minor underweight positions and overweight positions to industries with higher or lower carbon emissions, respectively. For the reporting period, the Index had underweight positions in the energy and materials sectors relative to the broader market, as companies in these sectors typically emit higher carbon emissions and have higher fossil fuel reserves. The Index also held relatively small overweight positions in trading companies and distributors and banks, largely due to their comparatively low carbon intensity. The underweight positions in the energy and materials sectors detracted from relative performance, as these sectors posted strong returns due to rising energy prices and improving economic growth.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	19.5%
Financials	19.3
Industrials	12.2
Consumer Discretionary	12.2
Health Care	11.3
Consumer Staples	8.2
Energy	4.6
Materials	3.9
Telecommunication Services	3.1
Real Estate	3.1
Utilities	2.6

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
United States	53.7%
Japan	7.4
United Kingdom	5.5
China	3.6
France	3.6
Canada	3.4
Germany	3.1
Switzerland	2.4
Australia	2.1
South Korea	1.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of July 31, 2018	iShares® MSCI All Country Asia ex Japan ETF

Investment Objective

The iShares MSCI All Country Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities, excluding Japan, as represented by the MSCI AC Asia ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.52%	7.24%	5.68%	4.52%	41.82%	73.48%
Fund Market	5.44	7.49	5.75	5.44	43.50	74.55
Index	5.20	7.96	6.40	5.20	46.69	85.48

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 8/13/08. The first day of secondary market trading was 8/15/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(02/01/18)	(07/31/18)	the Period	(a)	(02/01/18)	(07/31/18)	the Period	(a)	Ratio
$ 1,000.00	$ 890.70	$ 3.09		$ 1,000.00	$ 1,021.50	$ 3.31		0.66%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Management Commentary

China represented approximately 35% of the Index on average and was the most significant contributor to the Index’s return during the reporting period. Chinese stocks benefited from continued steady economic growth, despite signs of slowing late in the reporting period. Chinese exports remained strong through escalating trade tensions with the U.S. as shipments surged prior to the effective dates of U.S. tariffs. Continued government reform efforts also supported Chinese stocks.

Taiwanese stocks also contributed to the Index’s performance. Solid demand for electronic components, semiconductors, and machinery boosted Taiwan’s export-driven economy, as did rising domestic consumption.

Hong Kong was another solid contributor to the Index’s return. Robust corporate earnings and improved economic growth bolstered Hong Kong stocks, as did strong market inflows driven by low valuations relative to mainland China.

8	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® MSCI All Country Asia ex Japan ETF

India also bolstered the Index’s performance, benefiting from economic growth that outpaced China’s growth rate during the reporting period. India continued to recover from short-term setbacks of long-term reform measures, including retiring older paper currency in 2016 and introducing a value-added tax in 2017.

Indonesia, South Korea, and the Philippines were modest detractors from the Index’s return. Heavy sales by foreign investors weighed on the Indonesian and Philippine markets, in part due to weakening currencies. South Korea, a heavy exporter to China, was adversely affected by trade tensions as well as government initiatives that were viewed as antibusiness.

On a sector basis, the information technology sector was the largest driver of the Index’s return during the reporting period. Investors’ expectations for growth rose amid an ongoing shift toward e-commerce, cloud computing, and mobile devices. The financials sector also contributed meaningfully to the Index’s performance. Within the sector, bank stocks rose on modest valuations and expectations that economic growth would drive banking activity, while insurers benefited from a growing middle class across Asia.

The consumer discretionary, industrials, and telecommunication services sectors detracted from the Index’s performance. Within the consumer discretionary sector, automotive stocks weighed on performance, hindered by trade-war concerns and China’s plans to remove foreign ownership limits in the automobile industry.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	31.4%
Financials	23.1
Consumer Discretionary	8.6
Industrials	6.5
Real Estate	6.1
Consumer Staples	4.9
Materials	4.8
Energy	4.7
Telecommunication Services	3.7
Utilities	3.2
Health Care	3.0

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
China	35.8%
South Korea	16.2
Taiwan	13.6
Hong Kong	11.4
India	10.3
Singapore	4.0
Malaysia	2.7
Thailand	2.6
Indonesia	2.2
Philippines	1.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of July 31, 2018	iShares® MSCI Europe Financials ETF

Investment Objective

The iShares MSCI Europe Financials ETF (the “Fund”) seeks to track the investment results of an index composed of developed market European equities in the financials sector, as represented by the MSCI Europe Financials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(4.18)%	3.27%	1.97%	(4.18)%	17.46%	18.13%
Fund Market	(4.67)	3.15	1.95	(4.67)	16.75	17.90
Index	(4.09)	3.49	2.15	(4.09)	18.69	19.91

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 1/20/10. The first day of secondary market trading was 1/22/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning	Ending	Expenses	Beginning	Ending	Expenses	Annualized
Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Expense
(02/01/18)	(07/31/18)	the Period (a)	(02/01/18)	(07/31/18)	the Period (a)	Ratio
$ 1,000.00	$ 868.80	$ 2.22	$ 1,000.00	$ 1,022.40	$ 2.41	0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Management Commentary

Financials stocks in Spain and France detracted the most from the Index’s return during the reporting period. In Spain, a government corruption scandal that led to criminal convictions for multiple politicians and business leaders and the ouster of its prime minister hindered financials stocks. A four-year low in Spain’s economic growth rate and a decline in household purchasing power also negatively affected the financials sector. Meanwhile, French financials stocks declined due to unfavorable exposure to Italy’s bond market. Several large French banks held a significant amount of Italian debt, which sold off as investors reacted negatively to the formation of a new government in Italy.

Swedish financials stocks also detracted from the Index’s performance. Sweden is in the midst of a multiyear housing boom, due in part to the country’s negative interest rates. But with global interest rates generally rising during the reporting period, the stock prices of a number of Swedish mortgage lenders declined as investors anticipated the negative effect of higher mortgage rates on housing loan demand.

10	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® MSCI Europe Financials ETF

On the upside, financials stocks in Switzerland contributed to the Index’s return. Swiss financials stocks advanced following the failure of a referendum to overhaul the nation’s banking system as voters feared that the measure would have an adverse effect on Switzerland’s economy.

From an industry perspective, European banks detracted the most from the Index’s return amid slowing economic growth across the Eurozone during the second half of the reporting period. As the ECB delayed plans to raise interest rates, bank stocks became less attractive to investors expecting higher interest rates to drive increased profitability for the industry. Declining business confidence in Europe due to trade tensions with the U.S. was also detrimental. In contrast, insurance companies contributed to the Index’s return. European insurers benefited from an all-time high level of capital in the industry, as well as a number of sizable mergers and acquisitions.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Banks	54.2%
Insurance	28.3
Capital Markets	13.6
Diversified Financial Services	3.9

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
United Kingdom	29.1%
Switzerland	12.5
Germany	11.1
France	11.0
Spain	9.9
Sweden	6.8
Italy	6.2
Netherlands	5.7
Belgium	2.1
Denmark	1.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of July 31, 2018	iShares® MSCI Kokusai ETF

Investment Objective

The iShares MSCI Kokusai ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding Japan, as represented by the MSCI Kokusai Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	12.38%	9.94%	7.41%	12.38%	60.60%	104.43%
Fund Market	11.86	9.75	7.43	11.86	59.22	104.75
Index	12.17	9.69	7.15	12.17	58.83	99.48

GROWTH OF $10,000 INVESTMENT

(AT NET ASSETVALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(02/01/18)	(07/31/18)	the Period	(a)	(02/01/18)	(07/31/18)	the Period	(a)	Ratio
$ 1,000.00	$988.90	$1.23		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Management Commentary

U.S. stocks, which represented approximately 65% of the Index on average during the reporting period, contributed the majority of the Index’s return. A strengthening U.S. economy supported the gains as economic growth reached a four-year high in the second quarter of 2018, driven by robust consumer and business spending as well as a surge in exports ahead of trade sanctions from China. U.S. equities also benefited from federal tax reform legislation and increased demand in light of concerns about global growth and geopolitical tensions.

Stocks in the U.K. and France were meaningful contributors to the Index’s return, driven in part by the energy sector, which rose with higher crude oil prices. Strong exports were also a contributing factor—many British companies generate the majority of their revenues overseas, while demand for French luxury goods, particularly from China, was robust.

Canadian and German stocks also contributed to the Index’s return. Canada’s energy-heavy stock market benefited from rising commodities prices, while Germany’s stock market advanced as exports to the rest of Europe helped offset a decline in exports to the U.S. In contrast, Spain’s equity market was the largest detractor from the Index’s return. Heightened political instability drove a sharp decline in Spanish stocks.

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Fund Summary as of July 31, 2018	iShares® MSCI Kokusai ETF

From a sector perspective, the information technology sector was the largest contributor to the Index’s return as investors’ expectations for growth rose amid an ongoing shift toward e-commerce, cloud computing, and mobile devices. The consumer discretionary sector was another noteworthy contributor as stronger job markets throughout the world drove increases in discretionary spending. Within the sector, internet and direct marketing retailers led the advance as online retail sales continued to grow.

The healthcare sector also contributed to the Index’s return as a friendlier regulatory environment and rising healthcare spending from an aging population supported global healthcare stocks. The Index received a further boost from the energy sector, which moved higher with rising oil prices.

On the downside, the telecommunication services sector detracted from the Index’s return. Lack of meaningful differentiation among products and services led to pricing pressures, which weighed on revenues and profit margins in the sector.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	18.8%
Financials	17.4
Health Care	12.9
Consumer Discretionary	11.8
Industrials	10.5
Consumer Staples	8.2
Energy	7.2
Materials	4.8
Utilities	3.1
Real Estate	2.9
Telecommunication Services	2.4

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
United States	66.3%
United Kingdom	7.0
France	4.3
Canada	3.8
Germany	3.8
Switzerland	3.2
Australia	2.7
Netherlands	1.5
Hong Kong	1.4
Spain	1.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
AMP Ltd.	39,330	$99,409
APA Group	48,291	346,430
Aristocrat Leisure Ltd.	9,000	215,437
Australia & New Zealand Banking Group Ltd.	40,050	872,354
Bank of Queensland Ltd.	14,220	117,445
Bendigo & Adelaide Bank Ltd.	11,430	99,501
Brambles Ltd.	27,810	204,259
Commonwealth Bank of Australia	23,502	1,306,685
Computershare Ltd.	12,060	163,081
Crown Resorts Ltd.	4,950	49,678
CSL Ltd.	5,400	789,263
Dexus	18,900	141,627
Domino’s Pizza Enterprises Ltd.(a)	1,080	40,103
Fortescue Metals Group Ltd.	41,760	135,664
Goodman Group	31,950	228,728
GPT Group (The)	29,700	113,927
Harvey Norman Holdings Ltd.	720	1,900
Insurance Australia Group Ltd.	50,850	303,927
LendLease Group	5,670	84,849
Macquarie Group Ltd.	7,200	657,391
Medibank Pvt Ltd.	39,780	91,970
Mirvac Group	100,260	169,936
National Australia Bank Ltd.	43,022	906,066
Newcrest Mining Ltd.	7,830	125,904
QBE Insurance Group Ltd.	18,450	138,529
Ramsay Health Care Ltd.	990	41,391
Scentre Group	62,370	197,055
SEEK Ltd.	5,400	85,787
Sonic Healthcare Ltd.	4,590	88,990
Stockland	48,960	151,047
Suncorp Group Ltd.	37,350	415,657
Sydney Airport	45,180	237,459
Tabcorp Holdings Ltd.	41,738	144,901
Telstra Corp. Ltd.	86,130	181,842
Treasury Wine Estates Ltd.	13,860	189,791
Wesfarmers Ltd.	12,960	476,521
Westpac Banking Corp.	44,028	964,238
Woolworths Group Ltd.	21,780	487,195

		11,065,937
Austria — 0.1%
Erste Group Bank AG	4,950	214,063
Raiffeisen Bank International AG	3,870	129,187

		343,250
Belgium — 0.3%
Ageas	2,340	125,534
Anheuser-Busch InBev SA/NV	9,360	948,305
Colruyt SA	1,800	107,663
Proximus SADP	1,530	37,468
Umicore SA	4,680	273,792

		1,492,762
Brazil — 0.6%
Ambev SA	108,001	558,023
B3 SA - Brasil, Bolsa, Balcao	18,000	113,990
Banco Bradesco SA	10,692	79,351
Banco do Brasil SA	18,000	155,724
BB Seguridade Participacoes SA	18,000	117,344
BRF SA(b)	9,000	54,264
CCR SA	27,000	75,682

Security	Shares	Value

Brazil (continued)
Cielo SA	20,936	$79,973
Embraer SA	9,000	46,118
Fibria Celulose SA	9,000	177,285
Kroton Educacional SA	18,000	54,144
Localiza Rent a Car SA	9,000	56,899
Lojas Renner SA	9,000	73,981
Suzano Papel e Celulose SA	9,000	106,731
Ultrapar Participacoes SA	27,001	292,173
Vale SA	77,501	1,131,368

		3,173,050
Canada — 3.4%
Agnico Eagle Mines Ltd.	6,750	282,546
Alimentation Couche-Tard Inc., Class B	8,190	375,847
Bank of Montreal	7,020	555,939
Bank of Nova Scotia (The)	18,180	1,076,418
BCE Inc.	4,680	198,702
BlackBerry Ltd.(b)	12,060	118,284
Bombardier Inc., Class B(b)	34,020	128,032
Brookfield Asset Management Inc., Class A	14,670	618,461
Cameco Corp.	12,690	137,036
Canadian Imperial Bank of Commerce	6,030	549,832
Canadian National Railway Co.	7,740	690,299
Canadian Pacific Railway Ltd.	810	160,494
Canadian Tire Corp. Ltd., Class A, NVS	900	122,468
CCL Industries Inc., Class B, NVS	4,140	209,862
CGI Group Inc., Class A(b)	2,430	156,737
Constellation Software Inc./Canada	270	195,559
Dollarama Inc.	6,210	224,171
Enbridge Inc.	22,689	805,094
Fairfax Financial Holdings Ltd.	630	355,645
First Quantum Minerals Ltd.(a)	32,400	504,912
Franco-Nevada Corp.	6,390	468,306
George Weston Ltd.	5,220	433,877
Goldcorp Inc.	18,000	224,793
Hydro One Ltd.(c)	37,440	546,359
Intact Financial Corp.	900	68,599
Loblaw Companies Ltd.	2,880	152,140
Lundin Mining Corp.	62,100	343,410
Magna International Inc.	1,440	87,639
Manulife Financial Corp.	20,070	372,420
Metro Inc.	6,088	205,084
National Bank of Canada	1,890	92,569
Nutrien Ltd.	7,560	410,226
Pembina Pipeline Corp.	30,368	1,091,569
PrairieSky Royalty Ltd.	52,650	998,005
Restaurant Brands International Inc.	5,400	344,198
Rogers Communications Inc., Class B, NVS	5,040	256,723
Royal Bank of Canada	17,280	1,347,760
Shaw Communications Inc., Class B, NVS	4,410	92,163
Shopify Inc., Class A(a)(b)	990	137,794
SNC-Lavalin Group Inc.	8,550	378,315
Sun Life Financial Inc.	5,310	216,968
TELUS Corp.	2,700	98,606
Thomson Reuters Corp.	5,940	246,268
Toronto-Dominion Bank (The)	22,230	1,317,580
Turquoise Hill Resources Ltd.(b)	112,590	312,174
Wheaton Precious Metals Corp.	21,240	444,702

		18,154,585

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile — 0.1%
Aguas Andinas SA, Class A	364,950	$211,716
Cencosud SA	32,040	87,492
SACI Falabella	14,490	134,318

		433,526
China — 3.6%
58.com Inc., ADR(a)(b)	1,350	90,801
Agricultural Bank of China Ltd., Class H	810,000	392,244
Alibaba Group Holding Ltd., ADR(a)(b)	14,940	2,797,216
Baidu Inc., ADR(b)	3,690	912,094
Bank of China Ltd., Class H	1,530,000	717,509
Bank of Communications Co. Ltd., Class H	270,000	194,746
Bank of Jiangsu Co. Ltd., Class A	81,295	76,581
Bank of Ningbo Co. Ltd., Class A	18,000	46,035
Baoshan Iron & Steel Co. Ltd., Class A	20,200	25,757
CGN Power Co. Ltd., Class H(c)	1,620,000	429,404
China CITIC Bank Corp. Ltd., Class H	180,000	115,379
China Conch Venture Holdings Ltd.	45,000	169,456
China Construction Bank Corp., Class A	180,000	185,145
China Construction Bank Corp., Class H	1,335,000	1,209,592
China First Capital Group Ltd.(b)	84,000	54,593
China Huarong Asset Management Co. Ltd., Class H(c)	90,000	22,938
China Life Insurance Co. Ltd., Class H	180,000	449,131
China Merchants Bank Co. Ltd., Class H	135,000	527,293
China Minsheng Banking Corp. Ltd., Class H	108,200	80,111
China Mobile Ltd.	90,000	812,015
China Oilfield Services Ltd., Class H	186,000	170,661
China Pacific Insurance Group Co. Ltd., Class H	36,000	140,382
China Resources Gas Group Ltd.	180,000	853,303
China Taiping Insurance Holdings Co. Ltd.	36,000	123,178
China Telecom Corp. Ltd., Class H	180,000	85,101
China Unicom Hong Kong Ltd.	180,000	221,813
China Vanke Co. Ltd., Class H	25,600	81,721
Chongqing Rural Commercial Bank Co. Ltd., Class H	90,000	54,937
CITIC Securities Co. Ltd., Class H	45,000	89,803
Ctrip.com International Ltd., ADR(b)	6,570	270,356
Dr. Peng Telecom & Media Group Co. Ltd., Class A	26,570	44,951
Geely Automobile Holdings Ltd.	90,000	205,297
Great Wall Motor Co. Ltd., Class H	85,500	61,343
Huaneng Renewables Corp. Ltd., Class H	720,000	267,919
Industrial & Commercial Bank of China Ltd., Class H	1,350,000	999,535
JD.com Inc., ADR(b)	13,680	490,565
Jiangsu Expressway Co. Ltd., Class H	180,000	218,831
Jiayuan International Group Ltd.	10,000	19,421
NetEase Inc., ADR	810	208,980
New Oriental Education & Technology Group Inc., ADR	2,430	209,077
Offshore Oil Engineering Co. Ltd., Class A	8,000	6,257
People’s Insurance Co. Group of China Ltd. (The), Class H	270,000	120,426
Ping An Insurance Group Co. of China Ltd., Class H	90,000	834,953
Shenzhen Overseas Chinese Town Co. Ltd., Class A	36,000	35,708
SOHO China Ltd.	135,000	63,482
TAL Education Group, Class A, ADR(b)	5,940	190,021
Tencent Holdings Ltd.	72,000	3,259,069
Vipshop Holdings Ltd., ADR(b)	8,280	79,902
Want Want China Holdings Ltd.	90,000	74,435
Wuxi Biologics Cayman Inc.(b)(c)	12,000	122,032
XCMG Construction Machinery Co. Ltd., Class A	1,700	1,058
Yum China Holdings Inc.	5,157	186,065
Zhejiang Expressway Co. Ltd., Class H	180,000	152,769
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	20,900	95,749

Security	Shares	Value

China (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	117,000	$71,760

		19,418,900
Colombia — 0.1%
Grupo de Inversiones Suramericana SA	5,400	67,471
Interconexion Electrica SA ESP	108,180	531,677

		599,148
Denmark — 0.5%
Carlsberg A/S, Class B	780	94,106
Chr Hansen Holding A/S	3,122	323,514
Coloplast A/S, Class B	540	58,942
Danske Bank A/S	7,153	208,111
Genmab A/S(b)	540	92,612
ISS A/S	1,800	67,338
Novo Nordisk A/S, Class B	21,510	1,074,782
Novozymes A/S, Class B	7,512	395,819
Pandora A/S	1,026	72,995
Vestas Wind Systems A/S	2,970	191,757

		2,579,976
Finland — 0.3%
Kone OYJ, Class B	5,580	305,486
Metso OYJ	2,160	79,105
Neste OYJ	2,700	223,098
Nokia OYJ	65,700	357,149
Sampo OYJ, Class A	6,120	311,204
Wartsila OYJ Abp	6,480	140,190

		1,416,232
France — 3.6%
Aeroports de Paris, NVS	1,260	282,174
Airbus SE	8,010	993,443
Alstom SA, NVS	3,870	173,788
Amundi SA(c)	630	43,520
Atos SE	810	108,848
AXA SA, NVS	30,510	771,082
BNP Paribas SA	11,430	744,513
Bollore SA, NVS	50,940	237,337
Bureau Veritas SA, NVS	5,940	153,111
Capgemini SE	2,610	335,311
Carrefour SA, NVS	1,800	32,350
CNP Assurances, NVS	8,550	200,079
Covivio	1,085	113,176
Credit Agricole SA	12,150	170,807
Danone SA, NVS	8,460	665,287
Dassault Aviation SA, NVS	90	166,381
Dassault Systemes SE, NVS	810	121,121
Edenred, NVS	5,310	209,191
Eiffage SA, NVS	450	50,399
Essilor International Cie Generale d’Optique SA, NVS	3,060	451,841
Eurazeo SA, NVS	4,299	332,738
Eutelsat Communications SA	3,960	84,884
Gecina SA	785	134,008
Getlink, NVS	16,110	212,905
Hermes International, NVS	480	304,176
ICADE	630	61,034
Iliad SA, NVS	990	156,956
Ingenico Group SA, NVS	720	59,779
Kering SA, NVS	1,170	624,245
Klepierre SA	4,770	180,103
Legrand SA	4,590	337,484

16	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
L’Oreal SA	4,140	$ 1,014,820
LVMH Moet Hennessy Louis Vuitton SE, NVS	3,780	1,321,751
Natixis SA	20,880	150,248
Orange SA, NVS	22,410	383,217
Pernod Ricard SA, NVS	3,510	566,544
Peugeot SA, NVS	12,240	352,450
Publicis Groupe SA, NVS	2,430	155,410
Remy Cointreau SA, NVS	270	36,899
Renault SA, NVS	3,780	332,992
Rexel SA	6,210	97,256
Safran SA	5,040	625,383
Sanofi, NVS	14,940	1,300,029
Schneider Electric SE, NVS	10,440	840,903
SCOR SE	4,500	175,069
SES SA	5,760	115,212
Societe BIC SA, NVS	810	77,478
Societe Generale SA, NVS	10,080	449,473
Sodexo SA, NVS	1,890	209,375
STMicroelectronics NV	7,470	162,613
Thales SA, NVS	1,710	224,988
Unibail-Rodamco-Westfield(b)	488	108,401
Unibail-Rodamco-Westfield, New	2,256	501,134
Valeo SA, NVS	1,980	97,301
Vinci SA	8,910	896,563
Vivendi SA, NVS	19,620	509,632

		19,217,212
Germany — 2.9%
1&1 Drillisch AG(a)	810	48,193
adidas AG	2,520	557,714
Allianz SE, Registered	5,040	1,115,369
BASF SE	9,540	917,093
Bayer AG, Registered	9,211	1,026,649
Bayerische Motoren Werke AG	6,930	670,488
Beiersdorf AG	1,620	188,790
Brenntag AG	1,890	113,400
Commerzbank AG(b)	7,830	84,616
Continental AG	1,710	394,155
Daimler AG, Registered	14,850	1,027,746
Deutsche Bank AG, Registered	32,457	424,879
Deutsche Boerse AG	1,815	239,334
Deutsche Post AG, Registered	4,230	149,420
Deutsche Telekom AG, Registered	32,130	531,951
Deutsche Wohnen SE	5,220	254,445
Fraport AG Frankfurt Airport Services Worldwide	1,620	161,836
Fresenius Medical Care AG & Co. KGaA	4,500	439,857
Fresenius SE & Co. KGaA	6,210	479,702
GEA Group AG	3,060	119,584
HUGO BOSS AG	1,260	113,636
Infineon Technologies AG	28,080	744,495
Innogy SE(b)	8,190	353,075
Merck KGaA	1,710	175,829
MTU Aero Engines AG	810	171,541
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,630	583,905
ProSiebenSat. 1 Media SE	3,240	87,723
Puma SE	93	46,681
SAP SE	12,690	1,482,567
Siemens AG, Registered	9,900	1,398,823
Symrise AG	5,310	480,138
Telefonica Deutschland Holding AG	31,320	137,312

Security	Shares	Value

Germany (continued)
Vonovia SE	7,290	$ 353,214
Wirecard AG	2,430	454,205
Zalando SE(b)(c)	1,800	103,325

		15,631,690
Greece — 0.0%
Eurobank Ergasias SA(b)	14,194	14,698
National Bank of Greece SA(b)	85,728	27,905
OPAP SA	8,964	100,111

		142,714
Hong Kong — 1.1%
AIA Group Ltd.	180,000	1,571,271
Bank of East Asia Ltd. (The)	18,000	71,567
BOC Hong Kong Holdings Ltd.	45,000	217,914
CK Asset Holdings Ltd.	45,000	344,361
Hang Lung Properties Ltd.	90,000	189,241
Hong Kong & China Gas Co. Ltd.	538,963	1,100,296
Hong Kong Exchanges & Clearing Ltd.	8,300	244,965
Hongkong Land Holdings Ltd.	18,000	130,860
Li & Fung Ltd.	180,000	61,016
Link REIT	45,000	446,149
Melco Resorts & Entertainment Ltd., ADR	6,300	162,918
MTR Corp. Ltd.	45,000	252,321
Sands China Ltd.	72,000	370,682
Sino Land Co. Ltd.	180,000	309,208
SJM Holdings Ltd.	90,000	109,301
Swire Properties Ltd.	36,000	141,758
Wynn Macau Ltd.	36,000	105,975

		5,829,803
Hungary — 0.0%
OTP Bank Nyrt	3,330	125,380

India — 1.0%
ICICI Bank Ltd., ADR, NVS(b)	79,874	705,288
Idea Cellular Ltd.(b)	100	80
Infosys Ltd., ADR, NVS(a)	64,279	1,297,150
Larsen & Toubro Ltd., GDR, NVS(d)	57,510	1,083,488
Mahindra & Mahindra Ltd., GDR, NVS	61,948	851,785
State Bank of India, GDR, NVS(b)(d)	17,010	723,776
Wipro Ltd., ADR, NVS(a)	126,006	637,590

		5,299,157
Indonesia — 0.2%
Astra International Tbk PT	279,000	138,339
Bank Central Asia Tbk PT	90,000	145,267
Bank Mandiri Persero Tbk PT	324,000	149,417
Bank Rakyat Indonesia Persero Tbk PT	810,000	172,448
Gudang Garam Tbk PT	18,000	93,807
Hanjaya Mandala Sampoerna Tbk PT	477,000	127,024
Jasa Marga Persero Tbk PT	234,042	76,120
Telekomunikasi Indonesia Persero Tbk PT	972,000	240,641
Unilever Indonesia Tbk PT	45,000	134,969

		1,278,032
Ireland — 0.1%
AIB Group PLC	15,480	88,751
Kerry Group PLC, Class A	1,800	191,022
Paddy Power Betfair PLC	990	108,016

		387,789
Israel — 0.2%
Check Point Software Technologies Ltd.(a)(b)	2,070	233,227
Frutarom Industries Ltd.	2,520	254,367

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Israel (continued)
Teva Pharmaceutical Industries Ltd., ADR, NVS(a)	14,310	$ 342,582

		830,176
Italy — 0.6%
Assicurazioni Generali SpA	20,128	357,972
Atlantia SpA	13,680	406,080
CNH Industrial NV	18,090	212,403
Ferrari NV	2,610	347,526
Fiat Chrysler Automobiles NV(b)	13,590	232,123
Intesa Sanpaolo SpA	159,570	491,781
Luxottica Group SpA	2,610	176,817
Mediobanca Banca di Credito Finanziario SpA	13,050	135,651
Snam SpA	57,780	248,450
Tenaris SA	6,750	123,443
Terna Rete Elettrica Nazionale SpA	37,440	209,834
UniCredit SpA	23,040	408,790

		3,350,870
Japan — 7.4%
Amada Holdings Co. Ltd.	18,000	179,775
Asahi Group Holdings Ltd.	9,000	435,930
Astellas Pharma Inc.	27,600	448,124
Brother Industries Ltd.	9,000	182,750
Canon Inc.	18,000	581,615
Concordia Financial Group Ltd.	27,000	144,720
Dai-ichi Life Holdings Inc.	9,000	169,001
Daiichi Sankyo Co. Ltd.	9,000	371,610
Daikin Industries Ltd.	9,000	1,070,931
Daiwa House Industry Co. Ltd.	18,000	654,136
Denso Corp.	9,000	442,523
East Japan Railway Co.	1,100	102,591
FUJIFILM Holdings Corp.	9,000	369,921
Hitachi Chemical Co. Ltd.	9,000	177,524
Hitachi Ltd.	90,000	625,996
Honda Motor Co. Ltd.	18,000	539,485
Hoya Corp.	9,000	538,681
Isuzu Motors Ltd.	18,000	242,567
ITOCHU Corp.	36,000	636,770
Japan Post Bank Co. Ltd.	18,000	215,633
Japan Post Holdings Co. Ltd.	36,000	396,212
Japan Tobacco Inc.	18,000	510,702
Kansai Paint Co. Ltd.	18,000	412,614
Kao Corp.	9,000	654,217
KDDI Corp.	18,000	500,572
Keisei Electric Railway Co. Ltd.	9,000	298,687
Keyence Corp.	1,700	894,649
Kirin Holdings Co. Ltd.	9,000	229,703
Komatsu Ltd.	9,000	263,471
Kubota Corp.	18,000	300,616
Kyocera Corp.	9,000	521,637
Marubeni Corp.	216,000	1,641,708
Mebuki Financial Group Inc.	27,000	95,998
Mitsubishi Corp.	36,000	1,002,430
Mitsubishi Electric Corp.	36,000	486,100
Mitsubishi Estate Co. Ltd.	18,000	311,953
Mitsubishi Motors Corp.	18,000	136,680
Mitsubishi UFJ Financial Group Inc.	162,000	997,702
Mitsubishi UFJ Lease & Finance Co. Ltd.	18,000	108,701
Mitsui & Co. Ltd.	108,000	1,802,734
Mitsui Fudosan Co. Ltd.	18,000	428,694
Mizuho Financial Group Inc.	405,000	704,065

Security	Shares	Value
Japan (continued)
MS&AD Insurance Group Holdings Inc.	9,000	$ 274,325
Nippon Paint Holdings Co. Ltd.(a)	9,000	390,745
Nippon Telegraph & Telephone Corp.	9,000	415,508
Nissan Motor Co. Ltd.	18,000	169,725
Nomura Holdings Inc.	81,000	382,424
NTT DOCOMO Inc.	18,000	461,980
Obayashi Corp.	27,000	280,999
Odakyu Electric Railway Co. Ltd.	9,000	190,066
Olympus Corp.	9,000	363,811
ORIX Corp.	36,000	582,098
Otsuka Holdings Co. Ltd.	9,000	414,061
Panasonic Corp.	27,000	346,846
Rakuten Inc.	27,000	189,801
Recruit Holdings Co. Ltd.	18,000	491,245
Resona Holdings Inc.	54,000	306,759
SBI Holdings Inc./Japan	9,000	244,819
Secom Co. Ltd.	9,000	685,814
Sekisui House Ltd.	27,000	458,643
Seven & i Holdings Co. Ltd.	9,000	366,223
Seven Bank Ltd.	54,000	163,052
Shimizu Corp.	27,000	281,722
Shin-Etsu Chemical Co. Ltd.	9,000	906,110
Shionogi & Co. Ltd.	9,000	488,512
Shiseido Co. Ltd.	9,000	660,086
SoftBank Group Corp.(a)	9,000	744,506
Sompo Holdings Inc.	9,000	364,535
Sony Corp.	18,000	937,145
Subaru Corp.	9,000	261,622
Sumitomo Corp.	27,000	442,603
Sumitomo Metal Mining Co. Ltd.	9,000	322,807
Sumitomo Mitsui Financial Group Inc.	18,000	714,758
Suzuki Motor Corp.	9,000	526,702
T&D Holdings Inc.	9,000	133,866
Taisei Corp.	9,000	499,285
Takeda Pharmaceutical Co. Ltd.	9,000	375,871
Terumo Corp.	9,000	492,853
Toho Gas Co. Ltd.	9,000	305,923
Tokio Marine Holdings Inc.	9,000	426,202
Toyota Motor Corp.	27,000	1,761,971
Toyota Tsusho Corp.	9,000	305,923
Unicharm Corp.	9,000	273,119
Yahoo Japan Corp.(a)	27,000	102,510
Yamaha Motor Co. Ltd.	9,000	236,457

		39,574,160
Malaysia — 0.4%
AMMB Holdings Bhd	90,000	89,004
Astro Malaysia Holdings Bhd	81,000	36,465
CIMB Group Holdings Bhd	81,000	116,369
Dialog Group Bhd	126,000	102,908
Gamuda Bhd	63,000	59,978
Genting Bhd	189,000	406,826
IHH Healthcare Bhd	45,000	65,424
IOI Properties Group Bhd	54,000	25,240
Malayan Banking Bhd	126,000	304,074
Maxis Bhd	36,000	51,277
Petronas Dagangan Bhd	36,000	238,937
PPB Group Bhd(a)	64,820	263,107
Public Bank Bhd	18,000	106,539
Telekom Malaysia Bhd(a)	54,000	52,738

18	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Westports Holdings Bhd(a)	203,900	$ 185,591

		2,104,477
Mexico — 0.4%
America Movil SAB de CV, Series L, NVS	486,001	415,962
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	63,000	106,086
Coca-Cola Femsa SAB de CV, Series L, NVS	18,000	112,578
Fibra Uno Administracion SA de CV	72,000	103,568
Fomento Economico Mexicano SAB de CV	27,000	264,574
Grupo Aeroportuario del Pacifico SAB de CV, Series B	9,000	84,950
Grupo Aeroportuario del Sureste SAB de CV, Class B	6,300	111,958
Grupo Financiero Banorte SAB de CV, Class O	44,601	310,646
Grupo Televisa SAB, CPO	36,000	143,140
Promotora y Operadora de Infraestructura SAB de CV	7,225	74,751
Wal-Mart de Mexico SAB de CV	99,000	288,792

		2,017,005
Netherlands — 1.1%
ABN AMRO Group NV, CVA(c)	1,890	52,410
Aegon NV	16,920	111,696
AerCap Holdings NV(b)	3,240	181,861
ASML Holding NV	4,950	1,062,786
Heineken NV	1,530	154,922
ING Groep NV	38,790	594,651
Koninklijke Ahold Delhaize NV	6,840	174,108
Koninklijke DSM NV	2,700	287,924
Koninklijke KPN NV	43,200	125,102
Koninklijke Philips NV	15,390	675,986
NN Group NV	5,940	262,853
NXP Semiconductors NV(b)	3,937	375,353
Randstad NV	2,430	154,273
RELX NV	17,298	376,354
Unilever NV, CVA	15,120	871,113
Wolters Kluwer NV	5,893	355,512

		5,816,904
New Zealand — 0.1%
Meridian Energy Ltd.	174,240	372,475

Norway — 0.3%
DNB ASA	22,500	454,430
Gjensidige Forsikring ASA	9,540	153,276
Marine Harvest ASA	20,296	444,293
Orkla ASA	29,746	251,921
Schibsted ASA, Class B	2,970	96,603
Telenor ASA	18,450	361,196

		1,761,719
Peru — 0.1%
Southern Copper Corp.	14,850	732,996

Philippines — 0.1%
International Container Terminal Services Inc.	44,100	73,908
SM Investments Corp.	9,900	177,102
SM Prime Holdings Inc.	180,000	127,954

		378,964
Poland — 0.1%
Bank Polska Kasa Opieki SA	5,400	165,176
Bank Zachodni WBK SA	1,080	108,335
Powszechna Kasa Oszczednosci Bank Polski SA(b)	13,230	150,873
Powszechny Zaklad Ubezpieczen SA	12,780	146,790

		571,174

Security	Shares	Value

Portugal — 0.2%
Galp Energia SGPS SA	40,680	$ 837,243

Qatar — 0.1%
Barwa Real Estate Co.	37,080	368,591
Ezdan Holding Group QSC(b)	41,836	103,681
Ooredoo QPSC	990	19,059

		491,331
Russia — 0.2%
Magnit PJSC, GDR, NVS(d)	10,260	168,469
Mobile TeleSystems PJSC, ADR, NVS	28,530	250,208
Sberbank of Russia PJSC, ADR	64,029	902,169

		1,320,846
Singapore — 0.4%
City Developments Ltd.	9,000	66,179
DBS Group Holdings Ltd.	18,000	353,706
Genting Singapore Ltd.	144,000	135,400
Oversea-Chinese Banking Corp. Ltd.	45,800	389,265
SATS Ltd.	15,100	57,569
Singapore Technologies Engineering Ltd.	36,000	90,443
Singapore Telecommunications Ltd.	171,000	403,225
Suntec REIT	81,000	109,483
United Overseas Bank Ltd.	9,300	184,593
UOL Group Ltd.	27,000	142,210
Yangzijiang Shipbuilding Holdings Ltd.	153,000	106,211

		2,038,284
South Africa — 0.8%
Absa Group Ltd.	14,850	194,871
Aspen Pharmacare Holdings Ltd.	5,040	98,116
Bid Corp. Ltd.	4,680	94,152
Coronation Fund Managers Ltd.	630	2,862
FirstRand Ltd.	53,100	280,808
Fortress REIT Ltd., Series A	270	320
Fortress REIT Ltd., Series B	38,070	42,462
Growthpoint Properties Ltd.	105,210	210,038
Liberty Holdings Ltd.	8,370	73,804
MMI Holdings Ltd./South Africa	42,930	55,716
Mr. Price Group Ltd.	5,130	92,090
MTN Group Ltd.	22,050	192,745
Naspers Ltd., Class N	5,310	1,314,249
Nedbank Group Ltd.	4,410	91,865
NEPI Rockcastle PLC	10,350	96,399
Old Mutual Ltd.(b)	92,456	211,632
Redefine Properties Ltd.	204,660	166,087
RMB Holdings Ltd.	27,090	170,394
Sanlam Ltd.	24,930	145,293
SPAR Group Ltd. (The)	4,320	63,184
Standard Bank Group Ltd.	25,740	400,580
Truworths International Ltd.	9,720	60,745
Vodacom Group Ltd.	6,120	65,528

		4,123,940
South Korea — 1.5%
Amorepacific Corp.	720	172,172
AMOREPACIFIC Group	450	38,538
BGF retail Co. Ltd.	289	43,661
BNK Financial Group Inc.	7,020	56,291
Celltrion Inc.(b)	1,224	297,069
Coway Co. Ltd.	1,080	90,559
Daelim Industrial Co. Ltd.	1,080	75,691
Daewoo Engineering & Construction Co. Ltd.(b)	16,920	85,912

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
DGB Financial Group Inc.	5,940	$ 49,648
Dongsuh Cos. Inc.	1,800	41,032
GS Holdings Corp.	6,120	294,333
Hana Financial Group Inc.	4,640	186,239
Hanwha Corp.	1,800	51,732
Hyundai Engineering & Construction Co. Ltd.	1,620	84,718
Hyundai Heavy Industries Co. Ltd.(a)(b)	2,056	195,740
Hyundai Mobis Co. Ltd.	1,080	220,122
Hyundai Motor Co.	540	62,513
Industrial Bank of Korea	10,800	151,093
Kakao Corp.	360	36,204
Kangwon Land Inc.	3,150	73,213
KB Financial Group Inc.	4,603	220,552
KEPCO Plant Service & Engineering Co. Ltd.	1,870	57,589
Kia Motors Corp.	2,160	61,209
Korea Aerospace Industries Ltd.(b)	1,767	55,522
Korea Gas Corp.(b)	3,330	173,548
KT&G Corp.	2,668	263,544
LG Electronics Inc.	1,085	72,550
LG Household & Health Care Ltd.	180	194,699
NAVER Corp.	317	202,898
NCSoft Corp.	360	124,060
Samsung Biologics Co. Ltd.(a)(b)(c)	360	120,038
Samsung C&T Corp.	810	89,425
Samsung Electronics Co. Ltd.	57,875	2,392,812
Samsung Fire & Marine Insurance Co. Ltd.	450	109,820
Samsung Life Insurance Co. Ltd.	1,620	139,459
Samsung SDS Co. Ltd.	540	101,131
Shinhan Financial Group Co. Ltd.	4,412	171,763
SillaJen Inc.(b)	900	41,997
SK Holdings Co. Ltd.	1,260	296,795
SK Hynix Inc.	7,110	548,512
SK Telecom Co. Ltd.	270	60,461

		7,804,864
Spain — 1.1%
Aena SME SA(c)	2,790	507,294
Amadeus IT Group SA	8,010	684,164
Banco Bilbao Vizcaya Argentaria SA	87,501	643,564
Banco de Sabadell SA	37,628	62,892
Banco Santander SA	187,205	1,055,660
Bankia SA	506	1,996
CaixaBank SA	28,710	132,924
Ferrovial SA	16,346	338,142
Industria de Diseno Textil SA	22,680	744,356
Mapfre SA	14,670	46,156
Red Electrica Corp. SA	33,030	701,052
Siemens Gamesa Renewable Energy SA(a)	9,540	134,896
Telefonica SA	82,890	745,915

		5,799,011
Sweden — 0.9%
Assa Abloy AB, Class B	17,100	339,312
Atlas Copco AB, Class A	1,766	50,609
Atlas Copco AB, Class B	10,578	277,435
Boliden AB	20,779	619,595
Epiroc AB, Class A(b)	1,860	22,287
Epiroc AB, Class B(b)	11,157	118,318
Hennes & Mauritz AB, Class B	14,310	222,796
Hexagon AB, Class B	3,240	197,721
Industrivarden AB, Class C	18,720	395,000

Security	Shares	Value

Sweden (continued)
Investor AB, Class B	11,970	$ 522,310
Kinnevik AB, Class B	10,800	373,293
Millicom International Cellular SA, SDR	1,170	74,968
Nordea Bank AB	31,410	334,314
Sandvik AB	7,740	141,692
Skandinaviska Enskilda Banken AB, Class A	4,320	46,255
Skanska AB, Class B	4,230	79,723
Svenska Handelsbanken AB, Class A	1,440	17,806
Swedbank AB, Class A	450	10,663
Telefonaktiebolaget LM Ericsson, Class B	41,400	324,545
Telia Co. AB	33,300	160,312
Volvo AB, Class B	22,140	388,421

		4,717,375
Switzerland — 2.4%
ABB Ltd., Registered	20,340	466,587
Adecco Group AG, Registered	2,430	149,678
Cie. Financiere Richemont SA, Registered	6,300	553,636
Credit Suisse Group AG, Registered	30,125	485,956
EMS-Chemie Holding AG, Registered	360	230,909
Geberit AG, Registered	720	321,236
Givaudan SA, Registered	270	633,546
Kuehne + Nagel International AG, Registered	810	129,559
Lonza Group AG, Registered	720	222,036
Nestle SA, Registered	34,740	2,831,837
Novartis AG, Registered	23,580	1,982,626
Roche Holding AG, NVS	8,190	2,010,686
Sika AG, Registered	5,292	753,175
Swatch Group AG (The), Bearer	810	364,009
Swatch Group AG (The), Registered	11	907
Swiss Re AG	5,040	462,153
Swisscom AG, Registered	180	84,600
UBS Group AG, Registered	45,534	750,391
Vifor Pharma AG	720	136,509
Zurich Insurance Group AG	1,620	498,600

		13,068,636
Taiwan — 1.3%
Acer Inc.	180,000	146,992
Cathay Financial Holding Co. Ltd.	270,000	464,787
China Development Financial Holding Corp.	360,000	131,704
China Life Insurance Co. Ltd./Taiwan	73,030	77,291
Chunghwa Telecom Co. Ltd.	90,000	311,622
CTBC Financial Holding Co. Ltd.	284,400	192,765
Fubon Financial Holding Co. Ltd.	180,000	298,099
Hon Hai Precision Industry Co. Ltd.	270,650	740,853
Mega Financial Holding Co. Ltd.	810,000	720,994
Shin Kong Financial Holding Co. Ltd.	450,000	170,510
SinoPac Financial Holdings Co. Ltd.	360,000	135,232
Synnex Technology International Corp.	180,000	256,647
Taishin Financial Holding Co. Ltd.	450,000	220,487
Taiwan Mobile Co. Ltd.	90,000	310,152
Taiwan Semiconductor Manufacturing Co. Ltd.	270,000	2,169,596
Uni-President Enterprises Corp.	180,000	475,077
Yuanta Financial Holding Co. Ltd.	540,000	248,710

		7,071,518
Thailand — 0.2%
Airports of Thailand PCL, NVDR	234,000	465,960
Bangkok Bank PCL, Foreign	9,000	56,267
Bangkok Expressway & Metro PCL, NVDR	335,200	84,127
BTS Group Holdings PCL, NVDR	297,000	84,360

20	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
CP ALL PCL, NVDR	81,000	$ 182,597
Energy Absolute PCL, NVDR	81,000	87,038
Kasikornbank PCL, Foreign	18,600	125,789
Krung Thai Bank PCL, NVDR	63,000	35,978
Siam Commercial Bank PCL (The), NVDR	9,200	38,714

		1,160,830
Turkey — 0.0%
Akbank Turk AS	38,610	56,865
BIM Birlesik Magazalar AS	4,680	67,497
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	97,110	34,817
Turkiye Garanti Bankasi AS	43,110	62,439
Turkiye Is Bankasi AS, Class C	71,370	73,856

		295,474
United Arab Emirates — 0.1%
Aldar Properties PJSC	155,340	85,850
DAMAC Properties Dubai Co. PJSC	84,240	53,436
DP World Ltd.	3,960	91,080
Emaar Properties PJSC	86,400	124,197
Emirates Telecommunications Group Co. PJSC	53,190	251,241

		605,804
United Kingdom — 5.4%
3i Group PLC	23,580	293,103
Antofagasta PLC	37,890	498,513
Aptiv PLC	3,600	353,052
Ashtead Group PLC	8,550	262,554
Associated British Foods PLC	3,150	101,441
AstraZeneca PLC	15,246	1,172,938
Auto Trader Group PLC(c)	15,030	83,851
Aviva PLC	50,310	329,971
Babcock International Group PLC	10,350	97,019
BAE Systems PLC	27,990	239,828
Barclays PLC	200,340	509,719
Barratt Developments PLC	17,730	124,194
Berkeley Group Holdings PLC	2,880	141,027
British American Tobacco PLC	28,174	1,552,575
British Land Co. PLC (The)	28,710	248,634
BT Group PLC	134,910	413,221
Bunzl PLC	4,320	128,352
Burberry Group PLC	7,560	208,948
Coca-Cola European Partners PLC, NVS	630	25,981
Compass Group PLC	25,290	543,891
ConvaTec Group PLC(c)	31,410	90,233
Croda International PLC	3,730	251,491
DCC PLC	1,980	183,107
Diageo PLC	32,940	1,210,718
Direct Line Insurance Group PLC	12,206	55,063
Experian PLC	18,270	449,117
Ferguson PLC	4,434	349,560
Fresnillo PLC	7,560	103,036
GlaxoSmithKline PLC	62,460	1,295,836
Hammerson PLC	25,380	173,719
HSBC Holdings PLC	243,000	2,328,508
Imperial Brands PLC	15,660	600,238
Intertek Group PLC	1,890	145,777
Investec PLC	18,360	132,894
ITV PLC	49,590	107,234
John Wood Group PLC	35,190	299,951
Johnson Matthey PLC	4,770	235,265
Kingfisher PLC	27,990	108,936

Security	Shares	Value

United Kingdom (continued)
Land Securities Group PLC	23,916	$ 295,774
Legal & General Group PLC	84,330	290,599
Lloyds Banking Group PLC	887,580	726,280
London Stock Exchange Group PLC	4,320	249,168
Marks & Spencer Group PLC	21,960	88,723
Mediclinic International PLC	7,290	48,961
Meggitt PLC	19,890	148,769
Merlin Entertainments PLC(c)	28,440	146,912
Micro Focus International PLC	8,730	143,145
National Grid PLC	27,858	297,202
Next PLC	1,890	147,166
Pearson PLC	14,580	176,833
Persimmon PLC	7,650	249,066
Prudential PLC	34,110	807,626
Randgold Resources Ltd.	2,013	149,719
Reckitt Benckiser Group PLC	9,090	810,462
RELX PLC	19,620	427,870
Rolls-Royce Holdings PLC	22,590	293,658
Royal Bank of Scotland Group PLC(b)	36,090	120,909
Royal Dutch Shell PLC, Class B	44,190	1,548,569
RSA Insurance Group PLC	3,330	28,139
Schroders PLC	2,250	91,878
Segro PLC	21,975	191,691
Sensata Technologies Holding PLC(b)	2,250	122,332
Severn Trent PLC	17,280	438,494
Shire PLC	11,160	636,949
Sky PLC	13,680	273,388
Smith & Nephew PLC	4,680	81,065
Smiths Group PLC	9,810	207,694
Standard Chartered PLC	45,540	410,991
Standard Life Aberdeen PLC	67,770	277,626
Taylor Wimpey PLC	62,820	144,166
Tesco PLC	130,320	444,976
Travis Perkins PLC	1,710	26,827
Unilever PLC	15,750	899,746
United Utilities Group PLC	62,640	590,953
Vodafone Group PLC	416,520	1,016,249
Weir Group PLC (The)	4,410	112,717
Whitbread PLC	3,510	180,256
WPP PLC	21,600	337,739

		29,130,782
United States — 53.5%
3M Co.	7,020	1,490,486
Abbott Laboratories	22,008	1,442,404
AbbVie Inc.	18,180	1,676,741
Accenture PLC, Class A	8,100	1,290,573
Activision Blizzard Inc.	8,550	627,741
Acuity Brands Inc.(a)	540	75,076
Adobe Systems Inc.(b)	6,300	1,541,484
Advance Auto Parts Inc.	900	127,107
Advanced Micro Devices Inc.(a)(b)	12,330	226,009
Aetna Inc.	4,590	864,710
Affiliated Managers Group Inc.	450	72,005
Aflac Inc.	13,500	628,290
AGCO Corp.	810	51,046
Agilent Technologies Inc.	5,220	344,729
AGNC Investment Corp.	5,040	98,129
Akamai Technologies Inc.(b)	2,160	162,562
Albemarle Corp.	2,610	245,862
Alexandria Real Estate Equities Inc.	1,710	217,922

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Alexion Pharmaceuticals Inc.(b)	2,520	$ 335,059
Align Technology Inc.(b)	1,170	417,280
Alkermes PLC(b)	1,440	63,144
Alleghany Corp.	270	169,903
Allegion PLC	990	80,725
Allergan PLC	4,320	795,269
Alliance Data Systems Corp.	810	182,153
Allstate Corp. (The)	4,320	410,918
Ally Financial Inc.	10,980	293,825
Alnylam Pharmaceuticals Inc.(b)	810	76,950
Alphabet Inc., Class A(b)	3,510	4,307,542
Alphabet Inc., Class C, NVS(b)	3,330	4,053,476
Altria Group Inc.	23,670	1,388,956
Amazon.com Inc.(b)	4,860	8,638,358
AMERCO	540	203,623
American Express Co.	9,900	985,248
American International Group Inc.	15,300	844,713
American Tower Corp.	5,130	760,471
American Water Works Co. Inc.	12,240	1,080,180
Ameriprise Financial Inc.	1,710	249,096
AmerisourceBergen Corp.	2,340	191,482
AMETEK Inc.	3,600	280,080
Amgen Inc.	7,920	1,556,676
Amphenol Corp., Class A	1,440	134,654
Analog Devices Inc.	5,670	545,114
Andeavor	3,690	553,721
Annaly Capital Management Inc.	19,620	210,326
Anthem Inc.	3,650	923,450
AO Smith Corp.	1,980	117,869
Aon PLC	3,600	516,780
Apple Inc.	58,050	11,046,334
Applied Materials Inc.	12,510	608,361
Arch Capital Group Ltd.(b)	2,430	74,261
Arista Networks Inc.(b)	540	138,094
Arrow Electronics Inc.(b)	360	27,302
Assurant Inc.	720	79,416
AT&T Inc.	82,487	2,637,109
Atmos Energy Corp.	11,970	1,099,684
Autodesk Inc.(b)	3,060	393,026
Autoliv Inc.	900	92,214
Automatic Data Processing Inc.	6,390	862,586
AutoZone Inc.(b)	270	190,493
AvalonBay Communities Inc.	1,800	318,330
Avery Dennison Corp.	2,250	258,030
Axalta Coating Systems Ltd.(b)	7,650	231,413
Axis Capital Holdings Ltd.	990	55,994
Baker Hughes a GE Co.	19,350	669,123
Ball Corp.	3,150	122,756
Bank of America Corp.	110,070	3,398,962
Bank of New York Mellon Corp. (The)	10,620	567,851
Baxter International Inc.	6,136	444,553
BB&T Corp.	8,100	411,561
Becton Dickinson and Co.	3,258	815,705
Berkshire Hathaway Inc., Class B(b)	12,330	2,439,737
Best Buy Co. Inc.	2,880	216,086
Biogen Inc.(b)	2,160	722,239
BioMarin Pharmaceutical Inc.(b)	990	99,554
BlackRock Inc.(e)	1,652	830,560
Boeing Co. (The)	7,020	2,501,226
Booking Holdings Inc.(b)	630	1,278,094

Security	Shares	Value

United States (continued)
BorgWarner Inc.	1,620	$ 74,552
Boston Properties Inc.	990	124,275
Boston Scientific Corp.(b)	18,090	608,005
Brighthouse Financial Inc.(b)	1,699	73,788
Bristol-Myers Squibb Co.	19,170	1,126,237
Broadcom Inc.	5,220	1,157,639
Brown-Forman Corp., Class B, NVS	4,095	217,936
CA Inc.	4,950	218,840
Capital One Financial Corp.	6,840	645,149
Cardinal Health Inc.	4,230	211,289
CarMax Inc.(b)	2,430	181,472
Caterpillar Inc.	7,920	1,138,896
CBRE Group Inc., Class A(b)	7,020	349,596
CBS Corp., Class B, NVS	540	28,442
Celgene Corp.(b)	8,010	721,621
Centene Corp.(b)	2,250	293,243
CenturyLink Inc.	10,170	190,891
Cerner Corp.(b)	4,950	307,296
CH Robinson Worldwide Inc.	1,530	141,112
Charles Schwab Corp. (The)	11,340	579,020
Charter Communications Inc., Class A(b)	2,208	672,513
Chemours Co. (The)	3,600	164,916
Cheniere Energy Inc.(b)	14,130	897,255
Chipotle Mexican Grill Inc.(b)	540	234,176
Chubb Ltd.	4,860	679,039
Church & Dwight Co. Inc.	2,520	140,868
Cigna Corp.	3,240	581,321
Cincinnati Financial Corp.	1,440	108,907
Cintas Corp.	1,710	349,661
Cisco Systems Inc.	60,660	2,565,311
CIT Group Inc.	4,230	223,894
Citigroup Inc.	30,420	2,186,894
Citizens Financial Group Inc.	6,660	264,935
Citrix Systems Inc.(b)	2,070	227,638
Clorox Co. (The)	1,260	170,314
CME Group Inc.	3,240	515,549
Coca-Cola Co. (The)	51,120	2,383,726
Cognizant Technology Solutions Corp., Class A	8,550	696,825
Colgate-Palmolive Co.	10,440	699,584
Comcast Corp., Class A	53,910	1,928,900
Comerica Inc.	1,620	157,043
Consolidated Edison Inc.	11,160	880,859
Constellation Brands Inc., Class A	2,790	586,542
Cooper Companies Inc. (The)	540	140,670
Corning Inc.	9,540	316,537
CoStar Group Inc.(b)	1,080	449,118
Costco Wholesale Corp.	6,390	1,397,557
Coty Inc., Class A	9,360	125,518
Crown Castle International Corp.	4,950	548,608
CSX Corp.	10,530	744,260
Cummins Inc.	1,440	205,646
CVS Health Corp.	12,780	828,911
Danaher Corp.	7,830	803,201
DaVita Inc.(b)	1,800	126,504
Deere & Co.	3,600	521,244
Dell Technologies Inc., Class V(b)	2,790	258,131
DENTSPLY SIRONA Inc.	3,240	155,876
Diamondback Energy Inc.	4,500	593,775
Digital Realty Trust Inc.	1,365	165,738
Discover Financial Services	4,860	347,053

22	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
DISH Network Corp., Class A(a)(b)	2,160	$ 68,170
Dollar General Corp.	3,690	362,173
Dollar Tree Inc.(b)	3,420	312,178
Domino’s Pizza Inc.	630	165,476
Dover Corp.	2,340	194,173
DowDuPont Inc.	20,070	1,380,214
DR Horton Inc.	4,770	208,449
DXC Technology Co.	4,500	381,330
E*TRADE Financial Corp.(b)	2,430	145,338
Eaton Corp. PLC	5,760	479,059
eBay Inc.(b)	11,970	400,396
Ecolab Inc.	6,480	911,736
Edison International	9,540	635,650
Edwards Lifesciences Corp.(b)	2,880	410,256
Electronic Arts Inc.(b)	3,510	451,912
Eli Lilly & Co.	11,520	1,138,291
Emerson Electric Co.	8,640	624,499
Equifax Inc.	1,980	248,490
Equinix Inc.	720	316,282
Equity Residential	5,490	359,211
Essex Property Trust Inc.	630	151,484
Estee Lauder Companies Inc. (The), Class A	3,600	485,784
Everest Re Group Ltd.	180	39,303
Eversource Energy	27,360	1,661,299
Expedia Group Inc.	2,160	289,094
Expeditors International of Washington Inc.	5,940	452,450
Express Scripts Holding Co.(b)	8,010	636,475
Extra Space Storage Inc.	990	93,030
Facebook Inc., Class A(b)	27,900	4,814,982
Fastenal Co.	4,410	251,061
Fidelity National Financial Inc.	2,790	112,995
Fidelity National Information Services Inc.	4,950	510,493
Fifth Third Bancorp	7,380	218,374
First Data Corp., Class A(b)	4,680	108,857
First Republic Bank/CA	810	80,077
Fiserv Inc.(b)	6,030	455,144
FleetCor Technologies Inc.(b)	1,710	371,070
Flowserve Corp.	1,350	59,846
Fluor Corp.	3,960	202,950
FMC Corp.	3,150	283,122
Ford Motor Co.	37,980	381,319
Fortinet Inc.(b)	1,980	124,562
Fortive Corp.	4,860	398,909
Franklin Resources Inc.	5,670	194,594
Freeport-McMoRan Inc.	24,300	400,950
Gap Inc. (The)	1,530	46,160
Garmin Ltd.	1,530	95,549
General Dynamics Corp.	3,420	683,179
General Electric Co.	117,990	1,608,204
General Mills Inc.	7,110	327,487
General Motors Co.	10,800	409,428
Genuine Parts Co.	1,530	148,884
GGP Inc.	6,570	140,072
Gilead Sciences Inc.	15,120	1,176,790
Global Payments Inc.	1,800	202,626
Goldman Sachs Group Inc. (The)	4,410	1,047,066
Halliburton Co.	23,850	1,011,717
Harley-Davidson Inc.	2,520	108,083
Harris Corp.	1,980	326,601
Hartford Financial Services Group Inc. (The)	5,760	303,552

Security	Shares	Value

United States (continued)
Hasbro Inc.	1,620	$ 161,368
HCA Healthcare Inc.	1,170	145,349
HCP Inc.	3,466	89,769
HD Supply Holdings Inc.(b)	2,340	102,913
Helmerich & Payne Inc.	7,470	458,284
Henry Schein Inc.(b)	1,080	85,763
Hershey Co. (The)	1,530	150,261
Hewlett Packard Enterprise Co.	23,400	361,296
HollyFrontier Corp.	9,720	724,918
Hologic Inc.(b)	2,250	96,548
Home Depot Inc. (The)	13,950	2,755,404
Honeywell International Inc.	8,640	1,379,376
Host Hotels & Resorts Inc.	12,420	260,075
HP Inc.	23,310	537,995
Humana Inc.	1,800	565,524
Huntington Bancshares Inc./OH	10,080	155,635
Huntington Ingalls Industries Inc.	450	104,873
IDEX Corp.	900	138,222
IDEXX Laboratories Inc.(b)	900	220,437
IHS Markit Ltd.(b)	7,598	402,922
Illinois Tool Works Inc.	4,770	683,684
Illumina Inc.(b)	1,890	613,040
Incyte Corp.(b)	1,530	101,806
Ingersoll-Rand PLC	3,420	336,904
Intel Corp.	56,520	2,718,612
Intercontinental Exchange Inc.	5,310	392,462
International Business Machines Corp.	12,060	1,747,856
International Flavors & Fragrances Inc.	2,610	346,504
Interpublic Group of Companies Inc. (The)	2,610	58,856
Intuit Inc.	3,690	753,646
Intuitive Surgical Inc.(b)	1,620	823,268
Invesco Ltd.	2,880	77,731
IQVIA Holdings Inc.(b)	1,890	230,467
Iron Mountain Inc.	2,790	97,957
Jacobs Engineering Group Inc.	6,390	432,156
JM Smucker Co. (The)	1,350	150,012
Johnson & Johnson	32,130	4,257,868
Johnson Controls International PLC	11,070	415,236
Jones Lang LaSalle Inc.	990	169,300
JPMorgan Chase & Co.	37,260	4,283,037
Juniper Networks Inc.	3,330	87,712
Kellogg Co.	1,170	83,105
KeyCorp.	8,280	172,804
Kimco Realty Corp.	8,640	144,202
Kinder Morgan Inc./DE	23,400	416,052
KLA-Tencor Corp.	1,800	211,356
Kohl’s Corp.	990	73,131
Kraft Heinz Co. (The)	10,620	639,855
L Brands Inc.	3,330	105,461
L3 Technologies Inc.	1,170	250,895
Laboratory Corp. of America Holdings(b)	990	173,587
Lam Research Corp.	1,890	360,310
Las Vegas Sands Corp.	6,570	472,383
Leidos Holdings Inc.	1,431	97,909
Lennar Corp., Class A	3,420	178,763
Lennox International Inc.	450	97,686
Liberty Global PLC, Series A(b)	4,680	132,116
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	3,330	117,383
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	90	4,251
Lincoln National Corp.	4,140	281,934

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
LKQ Corp.(b)	3,510	$ 117,655
Lockheed Martin Corp.	2,700	880,470
Lowe’s Companies Inc.	9,540	947,704
Lululemon Athletica Inc.(b)	1,440	172,728
M&T Bank Corp.	1,620	280,827
Macerich Co. (The)	990	58,469
ManpowerGroup Inc.	2,070	193,048
Marathon Petroleum Corp.	8,370	676,547
Marriott International Inc./MD, Class A	810	103,550
Marsh & McLennan Companies Inc.	7,650	637,704
Marvell Technology Group Ltd.	8,550	182,201
Masco Corp.	5,040	203,263
Mastercard Inc., Class A	10,946	2,167,308
Mattel Inc.	6,210	98,553
Maxim Integrated Products Inc.	3,870	236,612
McCormick & Co. Inc./MD, NVS	2,160	253,886
McDonald’s Corp.	9,450	1,488,753
McKesson Corp.	2,880	361,728
Medtronic PLC	15,390	1,388,640
MercadoLibre Inc.	540	185,171
Merck & Co. Inc.	32,490	2,140,116
MetLife Inc.	12,780	584,557
Mettler-Toledo International Inc.(b)	180	106,652
MGM Resorts International	8,820	276,683
Michael Kors Holdings Ltd.(b)	2,430	162,154
Microchip Technology Inc.	2,970	277,487
Micron Technology Inc.(b)	14,040	741,172
Microsoft Corp.	85,770	9,098,482
Mid-America Apartment Communities Inc.	990	99,772
Middleby Corp. (The)(b)	450	46,116
Molson Coors Brewing Co., Class B	2,790	186,930
Mondelez International Inc., Class A	17,820	773,032
Monster Beverage Corp.(b)	6,750	405,135
Moody’s Corp.	2,430	415,822
Morgan Stanley	14,850	750,816
Motorola Solutions Inc.	990	120,087
Mylan NV(b)	5,040	188,042
Nasdaq Inc.	1,530	139,842
National Oilwell Varco Inc.(a)	16,830	818,275
NetApp Inc.	4,230	327,910
Netflix Inc.(b)	5,490	1,852,600
Newell Brands Inc.	5,490	143,783
News Corp., Class A, NVS	8,281	124,795
Nielsen Holdings PLC	7,020	165,391
NIKE Inc., Class B	16,200	1,245,942
Nordstrom Inc.	1,170	61,320
Norfolk Southern Corp.	2,970	501,930
Northern Trust Corp.	1,800	196,596
Northrop Grumman Corp.	2,250	676,102
NVIDIA Corp.	7,200	1,762,992
O’Reilly Automotive Inc.(b)	1,260	385,560
Old Dominion Freight Line Inc.	1,530	224,604
Omnicom Group Inc.	1,890	130,089
ONEOK Inc.	34,110	2,402,708
Oracle Corp.	37,170	1,772,266
PACCAR Inc.	3,780	248,422
Palo Alto Networks Inc.(b)	900	178,434
Parker-Hannifin Corp.	1,890	319,505
Paychex Inc.	6,570	453,461
PayPal Holdings Inc.(b)	14,490	1,190,209

Security	Shares	Value
United States (continued)
Pentair PLC	2,430	$ 108,500
People’s United Financial Inc.	14,220	259,231
PepsiCo Inc.	15,210	1,749,150
Perrigo Co. PLC	1,530	123,196
Pfizer Inc.	70,830	2,828,242
PG&E Corp.	7,920	341,194
Philip Morris International Inc.	19,710	1,700,973
Phillips 66	21,330	2,630,842
Pioneer Natural Resources Co.	3,600	681,372
PNC Financial Services Group Inc. (The)(e)	6,120	886,360
Polaris Industries Inc.	990	104,366
PPG Industries Inc.	6,030	667,280
Principal Financial Group Inc.	5,490	318,859
Procter & Gamble Co. (The)	30,330	2,453,090
Progressive Corp. (The)	6,660	399,667
Prologis Inc.	8,010	525,616
Prudential Financial Inc.	6,660	672,061
Public Storage	1,620	352,885
PulteGroup Inc.	4,500	128,205
PVH Corp.	1,170	179,618
Qorvo Inc.(b)	990	80,942
QUALCOMM Inc.	19,080	1,222,837
Quest Diagnostics Inc.	1,620	174,506
Qurate Retail Inc.(b)	5,850	124,547
Ralph Lauren Corp.	1,170	157,927
Raytheon Co.	4,140	819,844
Realty Income Corp.(a)	2,160	120,463
Red Hat Inc.(b)	2,430	343,189
Regeneron Pharmaceuticals Inc.(b)	630	231,846
Regions Financial Corp.	14,220	264,634
ResMed Inc.	1,620	171,364
Robert Half International Inc.	2,790	211,370
Rockwell Automation Inc.	2,070	388,249
Rockwell Collins Inc.	1,999	277,841
Rollins Inc.	2,070	113,726
Roper Technologies Inc.	1,710	516,249
Ross Stores Inc.	5,130	448,516
S&P Global Inc.	3,330	667,465
Sabre Corp.	3,870	95,279
salesforce.com Inc.(b)	8,550	1,172,632
SBA Communications Corp.(b)	1,710	270,608
Schlumberger Ltd.	28,980	1,956,730
Seagate Technology PLC	2,340	123,131
Sealed Air Corp.	3,690	162,618
Sempra Energy	5,580	644,992
ServiceNow Inc.(b)	2,790	490,928
Sherwin-Williams Co. (The)	1,890	832,980
Simon Property Group Inc.	4,230	745,368
Skyworks Solutions Inc.	1,710	161,732
SL Green Realty Corp.	990	102,079
Snap-on Inc.	630	106,842
Spirit AeroSystems Holdings Inc., Class A	1,710	159,458
Splunk Inc.(b)	1,980	190,278
Sprint Corp.(a)(b)	10,080	54,734
Square Inc., Class A(b)	3,870	250,196
Stanley Black & Decker Inc.	2,250	336,308
Starbucks Corp.	18,090	947,735
State Street Corp.	4,555	402,252
Stryker Corp.	3,150	514,237
SunTrust Banks Inc.	7,020	505,931

24	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
SVB Financial Group(b)	540	$ 166,255
Symantec Corp.	7,380	149,224
Synchrony Financial	10,350	299,529
Sysco Corp.	8,730	586,743
T-Mobile U.S. Inc.(b)	810	48,600
T Rowe Price Group Inc.	3,600	428,688
Take-Two Interactive Software Inc.(b)	1,620	183,092
Tapestry Inc.	3,780	178,114
Target Corp.	6,030	486,500
TD Ameritrade Holding Corp.	3,240	185,166
TE Connectivity Ltd.	5,490	513,699
TechnipFMC PLC	22,320	726,516
Teleflex Inc.	540	147,263
Tesla Inc.(a)(b)	2,250	670,815
Texas Instruments Inc.	14,130	1,572,952
Textron Inc.(a)	3,060	208,906
Thermo Fisher Scientific Inc.	4,860	1,139,816
Tiffany & Co.	1,800	247,608
TJX Companies Inc. (The)	8,100	787,806
Toll Brothers Inc.	3,150	111,069
Total System Services Inc.	2,430	222,442
Tractor Supply Co.	1,260	98,330
TransDigm Group Inc.	720	270,389
Travelers Companies Inc. (The)	3,690	480,217
Trimble Inc.(b)	3,150	111,195
TripAdvisor Inc.(b)	2,250	130,478
Twenty-First Century Fox Inc., Class A, NVS	12,780	575,100
Twenty-First Century Fox Inc., Class B	3,510	155,914
Twitter Inc.(b)	7,740	246,674
U.S. Bancorp	11,250	596,362
UDR Inc.	2,520	96,970
Ulta Salon Cosmetics & Fragrance Inc.(b)	810	197,956
Union Pacific Corp.	9,450	1,416,460
United Parcel Service Inc., Class B	6,300	755,307
United Rentals Inc.(b)	1,530	227,664
United Technologies Corp.	10,260	1,392,692
United Therapeutics Corp.(b)	360	44,248
UnitedHealth Group Inc.	10,800	2,734,776
Unum Group	2,250	89,393
Vail Resorts Inc.	630	174,428
Valero Energy Corp.	15,660	1,853,361
Varian Medical Systems Inc.(b)	900	103,905
Veeva Systems Inc., Class A(b)	1,530	115,714
Ventas Inc.	2,430	137,003
VEREIT Inc.	13,050	99,572
Verisk Analytics Inc.(b)	4,050	448,011
Verizon Communications Inc.	46,800	2,416,752
Vertex Pharmaceuticals Inc.(b)	2,790	488,389
VF Corp.	4,770	439,174
Viacom Inc., Class B, NVS	1,620	47,061
Visa Inc., Class A	20,449	2,796,196
VMware Inc., Class A(b)	1,350	195,197
Voya Financial Inc.	3,960	200,059
Vulcan Materials Co.	2,610	292,320
WABCO Holdings Inc.(b)	450	56,556
Wabtec Corp./DE(a)	810	89,359
Walmart Inc.	17,010	1,517,802
Walgreens Boots Alliance Inc.	12,150	821,583
Walt Disney Co. (The)	18,270	2,074,741
Waters Corp.(b)	900	177,543

Security	Shares	Value
United States (continued)
Wells Fargo & Co.	53,550	$ 3,067,879
Welltower Inc.	5,850	366,210
Western Digital Corp.	3,510	246,227
Western Union Co. (The)	6,300	127,008
Weyerhaeuser Co.	12,510	427,592
Whirlpool Corp.	450	58,995
Willis Towers Watson PLC	1,350	215,217
Workday Inc., Class A(b)	1,620	200,912
Worldpay Inc., Class A(b)	3,376	277,473
WW Grainger Inc.	720	249,523
Wynn Resorts Ltd.	1,440	240,163
Xerox Corp.	4,050	105,179
Xilinx Inc.	4,230	304,856
XL Group Ltd	3,150	177,125
Xylem Inc./NY	6,570	502,999
Zayo Group Holdings Inc.(b)	1,710	63,424
Zillow Group Inc., Class C, NVS(a)(b)	1,440	80,208
Zimmer Biomet Holdings Inc.	2,160	271,123
Zoetis Inc.	6,660	575,957

		285,697,623

Total Common Stocks — 98.9% (Cost: $443,700,531)		528,263,624

Preferred Stocks

Brazil — 0.3%
Banco Bradesco SA, Preference Shares, NVS	64,593	524,942
Itau Unibanco Holding SA, Preference Shares, NVS	54,036	647,284
Lojas Americanas SA, Preference Shares, NVS	18,000	86,918
Telefonica Brasil SA, Preference Shares, NVS	9,000	98,370

		1,357,514
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	3,150	151,672

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	18,720	215,108
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	414,810	164,387
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	23,220	279,514

		659,009
Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	1,440	81,346
Henkel AG & Co. KGaA, Preference Shares, NVS	4,770	598,577
Volkswagen AG, Preference Shares, NVS	2,700	480,884

		1,160,807
Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	314,370	209,662

South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	1,440	105,298
Series 2, Preference Shares, NVS	1,260	98,782
LG Household & Health Care Ltd., Preference Shares, NVS	90	53,502

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) July 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	9,000	$307,737

		565,319

Total Preferred Stocks — 0.8% (Cost: $3,895,199)		4,103,983

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(e)(f)(g)	8,169,873	8,172,324
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(e)(f)	247,119	247,119

		8,419,443

Total Short-Term Investments — 1.6% (Cost: $8,417,435)		8,419,443

Total Investments in Securities — 101.3% (Cost: $456,013,165)		540,787,050

Other Assets, Less Liabilities — (1.3)%		(6,762,806)

Net Assets — 100.0%		$534,024,244

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	9,938,510	—		(1,768,637	)(b)	8,169,873	$8,172,324	$48,059	(c)	$(561)		$684
BlackRock Cash Funds: Treasury, SL Agency Shares	220,727	26,392	(b)	—		247,119	247,119	7,666		—		—
BlackRock Inc.	1,580	340		(268)		1,652	830,560	18,848		20,209		104,642
PNC Financial Services Group Inc. (The)	5,056	3,900		(2,836)		6,120	886,360	19,499		33,407		62,142

							$10,136,363	$94,072		$53,055		$167,468

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$527,772,293	$491,331	$—	$528,263,624
Preferred Stocks	4,103,983	—	—	4,103,983
Money Market Funds	8,419,443	—	—	8,419,443

	$540,295,719	$491,331	$—	$540,787,050

See notes to financial statements.

26	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments July 31, 2018	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 35.5%
3SBio Inc.(a)	1,192,000	$ 2,542,844
51job Inc., ADR(b)(c)	22,648	2,078,407
58.com Inc., ADR(b)	87,612	5,892,783
AAC Technologies Holdings Inc.	700,000	8,920,436
Agile Group Holdings Ltd.	1,192,000	1,831,942
Agricultural Bank of China Ltd., Class H	27,118,000	13,131,952
Air China Ltd., Class H	1,792,000	1,648,782
Alibaba Group Holding Ltd., ADR(b)(c)	1,069,820	200,302,398
Alibaba Health Information Technology Ltd.(b)(c)	2,992,000	3,065,531
Alibaba Pictures Group Ltd.(b)(c)	14,910,000	1,767,049
Aluminum Corp. of China Ltd., Class H(b)	3,576,000	1,626,873
Angang Steel Co. Ltd., Class A	298,199	291,846
Angang Steel Co. Ltd., Class H	596,000	631,914
Anhui Conch Cement Co. Ltd., Class H	1,192,500	7,636,292
ANTA Sports Products Ltd.	894,000	4,557,069
Autohome Inc., ADR	54,832	5,304,996
AviChina Industry & Technology Co. Ltd., Class H	2,088,000	1,282,524
BAIC Motor Corp. Ltd., Class H(a)	1,490,000	1,238,004
Baidu Inc., ADR(b)	255,386	63,126,312
Bank of Beijing Co. Ltd., Class A	387,400	338,219
Bank of China Ltd., Class H	73,308,000	34,378,525
Bank of Communications Co. Ltd., Class H	8,347,100	6,020,604
Bank of Ningbo Co. Ltd., Class A	89,599	229,151
BBMG Corp., Class H	2,086,000	821,412
Beijing Capital International Airport Co. Ltd., Class H	1,788,000	2,032,453
Beijing Dabeinong Technology Group Co. Ltd., Class A	208,600	127,023
Beijing Enterprises Holdings Ltd.	448,000	2,178,014
Beijing Enterprises Water Group Ltd.(c)	4,772,000	2,602,749
BOC Aviation Ltd.(a)	119,200	750,397
Brilliance China Automotive Holdings Ltd.	2,980,000	3,888,698
BYD Co. Ltd., Class H(c)	596,500	3,375,060
BYD Electronic International Co. Ltd.	596,000	695,712
CAR Inc.(b)	596,000	590,900
CGN Power Co. Ltd., Class H(a)	10,430,000	2,764,622
China Agri-Industries Holdings Ltd.	1,490,000	590,520
China Cinda Asset Management Co. Ltd., Class H	8,344,000	2,339,295
China CITIC Bank Corp. Ltd., Class H	8,046,200	5,157,590
China Coal Energy Co. Ltd., Class H	1,490,000	624,698
China Communications Construction Co. Ltd., Class H	4,179,000	4,617,209
China Communications Services Corp. Ltd., Class H	2,386,000	1,511,175
China Conch Venture Holdings Ltd.	1,467,000	5,524,280
China Construction Bank Corp., Class A	268,200	275,866
China Construction Bank Corp., Class H	88,804,390	80,462,233
China Eastern Airlines Corp. Ltd., Class A	89,595	77,169
China Eastern Airlines Corp. Ltd., Class H	1,192,000	742,802
China Everbright Bank Co. Ltd., Class H	2,722,000	1,193,259
China Everbright International Ltd.	2,385,000	2,905,590
China Everbright Ltd.	1,198,000	2,115,963
China Evergrande Group(b)(c)	2,384,000	6,577,369
China First Capital Group Ltd.(b)	2,980,000	1,936,754
China Galaxy Securities Co. Ltd., Class H	3,278,000	1,695,989
China Gas Holdings Ltd.	1,613,200	6,537,375
China Huarong Asset Management Co. Ltd., Class H(a)	8,940,000	2,278,534
China Huishan Dairy Holdings Co. Ltd.(b)(d)	277,900	5,312
China International Capital Corp. Ltd., Class H(a)	953,600	1,642,975
China International Marine Containers Group Co. Ltd., Class A	89,400	162,922

Security	Shares	Value

China (continued)
China International Marine Containers Group Co. Ltd., Class H	238,400	$ 274,336
China International Travel Service Corp. Ltd., Class A	29,800	307,086
China Jinmao Holdings Group Ltd.	4,768,000	2,290,686
China Life Insurance Co. Ltd., Class H	6,856,000	17,106,909
China Literature Ltd.(a)(b)(c)	119,200	997,239
China Longyuan Power Group Corp. Ltd., Class H	2,984,000	2,779,740
China Medical System Holdings Ltd.	1,193,000	2,040,239
China Mengniu Dairy Co. Ltd.	2,686,000	8,317,644
China Merchants Bank Co. Ltd., Class A	208,799	869,792
China Merchants Bank Co. Ltd., Class H	3,577,446	13,973,063
China Merchants Port Holdings Co. Ltd.	1,198,180	2,479,683
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	59,799	166,888
China Minsheng Banking Corp. Ltd., Class H	6,080,520	4,501,994
China Mobile Ltd.	5,662,000	51,084,738
China Molybdenum Co. Ltd., Class H	3,576,000	1,822,827
China National Building Material Co. Ltd., Class H	3,858,000	4,183,886
China Oilfield Services Ltd., Class H	1,914,000	1,756,154
China Overseas Land & Investment Ltd.	3,577,760	11,238,702
China Pacific Insurance Group Co. Ltd., Class H	2,562,800	9,993,651
China Petroleum & Chemical Corp., Class A	268,398	266,224
China Petroleum & Chemical Corp., Class H	23,844,000	23,001,864
China Power International Development Ltd.	4,172,000	1,036,733
China Railway Construction Corp. Ltd., Class H	1,937,000	2,337,586
China Railway Group Ltd., Class H	3,874,000	3,361,977
China Railway Signal & Communication Corp. Ltd., Class H(a)	894,000	633,433
China Reinsurance Group Corp., Class H	3,278,000	685,079
China Resources Beer Holdings Co. Ltd.	1,196,000	5,380,144
China Resources Cement Holdings Ltd.	2,384,000	2,716,013
China Resources Gas Group Ltd.	596,000	2,825,382
China Resources Land Ltd.	2,385,555	8,724,878
China Resources Pharmaceutical Group Ltd.(a)	1,490,000	2,168,405
China Resources Power Holdings Co. Ltd.	1,792,000	3,457,418
China Shenhua Energy Co. Ltd., Class H	3,129,000	7,057,760
China Southern Airlines Co. Ltd., Class H	1,792,000	1,262,848
China State Construction International Holdings Ltd.	1,792,000	2,135,196
China Taiping Insurance Holdings Co. Ltd.	1,490,190	5,098,871
China Telecom Corp. Ltd., Class H	13,112,000	6,199,132
China Traditional Chinese Medicine Holdings Co. Ltd.	2,384,000	1,755,990
China Travel International Investment Hong Kong Ltd.	1,788,000	717,738
China Unicom Hong Kong Ltd.	5,968,000	7,354,334
China Vanke Co. Ltd., Class A	89,400	305,906
China Vanke Co. Ltd., Class H	1,141,984	3,645,489
China Yangtze Power Co. Ltd., Class A	208,600	515,440
China Zhongwang Holdings Ltd.	1,430,400	699,966
Chong Sing Holdings FinTech Gr(b)	15,520,000	1,186,673
Chongqing Changan Automobile Co. Ltd., Class B	476,800	416,212
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,385,000	1,455,834
CIFI Holdings Group Co. Ltd.	3,576,000	2,324,105
CITIC Ltd.	5,646,000	7,972,026
CITIC Securities Co. Ltd., Class H	2,235,000	4,460,231
CNOOC Ltd.	16,390,000	27,403,172
COSCO SHIPPING Development Co. Ltd., Class A(b)	596,000	218,629
COSCO SHIPPING Development Co. Ltd., Class H(b)	1,490,000	237,347
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	596,000	258,993
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	268,200	177,483
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	2,086,000	871,919

S C H E D U L E O F I N V E S T M E N T S	27

Consolidated Schedule of Investments (continued) July 31, 2018	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
COSCO SHIPPING Ports Ltd.(c)	1,792,000	$ 1,683,037
Country Garden Holdings Co. Ltd.	7,152,838	11,084,089
CRRC Corp. Ltd., Class A	178,800	220,116
CRRC Corp. Ltd., Class H	4,172,500	3,658,245
CSPC Pharmaceutical Group Ltd.	4,176,000	10,909,438
Ctrip.com International Ltd., ADR(b)	363,262	14,948,231
Dali Foods Group Co. Ltd.(a)	1,639,000	1,374,336
Daqin Railway Co. Ltd., Class A	208,697	274,069
Datang International Power Generation Co. Ltd., Class H	2,384,000	689,636
Dongfeng Motor Group Co. Ltd., Class H	2,386,000	2,392,948
ENN Energy Holdings Ltd.	722,000	7,346,833
Fang Holdings Ltd., ADR(b)	181,184	587,036
Far East Horizon Ltd.	2,089,000	2,012,557
Focus Media Information Technology Co. Ltd., Class A	143,040	222,477
Fosun International Ltd.	2,386,500	4,361,126
Fullshare Holdings Ltd.(c)	6,467,500	2,851,679
Future Land Development Holdings Ltd.	1,788,000	1,606,367
Fuyao Glass Industry Group Co. Ltd., Class H(a)	458,400	1,661,938
GCL-Poly Energy Holdings Ltd.(b)	12,814,000	1,126,735
GDS Holdings Ltd., ADR(b)(c)	54,534	1,190,477
Geely Automobile Holdings Ltd.	4,470,000	10,196,441
Genscript Biotech Corp.	596,000	1,458,262
GF Securities Co. Ltd., Class H	1,370,800	1,918,070
GOME Retail Holdings Ltd.(b)(c)	9,242,160	977,551
Great Wall Motor Co. Ltd., Class H(c)	2,980,500	2,138,383
Gree Electric Appliances Inc. of Zhuhai, Class A(b)	29,800	193,137
Greentown China Holdings Ltd.	745,000	877,236
Guangdong Investment Ltd.	2,980,000	5,134,297
Guangzhou Automobile Group Co. Ltd., Class H	2,510,397	2,354,552
Guangzhou R&F Properties Co. Ltd., Class H	954,000	1,714,177
Guotai Junan Securities Co. Ltd., Class A	268,200	590,692
Guotai Junan Securities Co. Ltd., Class H(a)(c)	536,400	1,112,836
Haier Electronics Group Co. Ltd.	1,192,000	3,478,562
Haitian International Holdings Ltd.	599,000	1,412,169
Haitong Securities Co. Ltd., Class H	3,100,000	3,128,779
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	119,200	604,815
Hengan International Group Co. Ltd.(c)	745,000	6,631,484
HengTen Networks Group Ltd.(b)	21,456,000	683,560
Huadian Power International Corp. Ltd., Class H	1,788,000	838,501
Huadong Medicine Co. Ltd., Class A	89,592	608,656
Huaneng Power International Inc., Class H	4,172,000	3,131,466
Huaneng Renewables Corp. Ltd., Class H	4,768,000	1,774,219
Huatai Securities Co. Ltd., Class H(a)(b)	1,609,200	2,530,540
Huazhu Group Ltd., ADR	120,690	4,828,807
Hubei Energy Group Co. Ltd., Class A	327,800	206,823
Industrial & Commercial Bank of China Ltd., Class A	327,800	271,756
Industrial & Commercial Bank of China Ltd., Class H	64,666,350	47,878,720
Industrial Bank Co. Ltd., Class A	238,400	540,451
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	715,396	175,301
Inner Mongolia Yitai Coal Co. Ltd., Class B	894,000	1,176,504
JD.com Inc., ADR(b)	665,434	23,862,463
Jiangsu Expressway Co. Ltd., Class H	1,194,000	1,451,579
Jiangsu Hengrui Medicine Co. Ltd., Class A	59,798	604,280
Jiangxi Copper Co. Ltd., Class H	1,193,000	1,505,094
Jiayuan International Group Ltd.	1,192,000	2,314,991
Kaisa Group Holdings Ltd.	1,788,000	722,295
Kangmei Pharmaceutical Co. Ltd., Class A	119,397	374,035
Kingboard Holdings Ltd.	596,000	2,077,264

Security	Shares	Value
China (continued)
Kingboard Laminates Holdings Ltd.	894,000	$ 1,068,633
Kingdee International Software Group Co. Ltd.	1,788,000	1,980,046
Kingsoft Corp. Ltd.	897,000	2,171,871
Kunlun Energy Co. Ltd.	2,986,000	2,579,928
KWG Property Holdings Ltd.	1,192,000	1,354,968
Lee & Man Paper Manufacturing Ltd.	1,490,000	1,448,768
Legend Holdings Corp., Class H(a)	298,000	888,628
Lenovo Group Ltd.(c)	7,156,000	3,966,867
Liaoning Cheng Da Co. Ltd., Class A	89,522	193,094
Logan Property Holdings Co. Ltd.	1,192,000	1,491,680
Longfor Group Holdings Ltd.	1,492,000	4,192,427
Luye Pharma Group Ltd.(c)	1,192,000	1,159,014
Luzhou Laojiao Co. Ltd., Class A	29,800	240,186
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	144,223	414,563
Meitu Inc.(a)(b)(c)	1,490,000	1,148,761
Metallurgical Corp. of China Ltd., Class A	238,400	122,082
Metallurgical Corp. of China Ltd., Class H	2,682,000	786,094
MMG Ltd.(b)	2,384,000	1,455,224
Momo Inc., ADR(b)	107,578	4,412,850
NetEase Inc., ADR	73,308	18,913,464
New China Life Insurance Co. Ltd., Class H	774,800	3,564,387
New Hope Liuhe Co. Ltd., Class A	268,200	256,583
New Oriental Education & Technology Group Inc., ADR	131,716	11,332,845
Nexteer Automotive Group Ltd.	894,000	1,271,422
Nine Dragons Paper Holdings Ltd.	1,490,000	1,841,815
Ningbo Zhoushan Port Co. Ltd., Class A	417,200	263,841
Noah Holdings Ltd., ADR(b)(c)	25,926	1,323,782
People’s Insurance Co. Group of China Ltd. (The), Class H	6,854,000	3,057,033
PetroChina Co. Ltd., Class H	19,500,000	14,885,022
PICC Property & Casualty Co. Ltd., Class H	6,263,814	7,064,317
Ping An Insurance Group Co. of China Ltd., Class A	119,200	1,077,403
Ping An Insurance Group Co. of China Ltd., Class H	4,768,000	44,233,945
Poly Real Estate Group Co. Ltd., Class A	298,097	530,566
Postal Savings Bank of China Co. Ltd., Class H(a)	2,384,000	1,598,012
SAIC Motor Corp. Ltd., Class A	89,400	418,193
Sanan Optoelectronics Co. Ltd., Class A	59,788	166,068
Semiconductor Manufacturing International Corp.(b)	2,870,400	3,467,678
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,192,000	911,414
Shanghai Electric Group Co. Ltd., Class H	2,400,000	804,368
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	447,000	2,133,278
Shanghai Industrial Holdings Ltd.	599,000	1,396,902
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	864,296	1,203,100
Shanghai Pharmaceuticals HoldingCo. Ltd., Class A	89,400	303,413
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	745,000	1,974,730
Shanghai Pudong Development Bank Co. Ltd., Class A	268,398	400,518
Shanghai Tunnel Engineering Co. Ltd., Class A	238,400	222,477
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	89,400	144,820
Shenergy Co. Ltd., Class A	298,000	231,309
Shenwan Hongyuan Group Co. Ltd., Class A	625,800	407,699
Shenzhen Energy Group Co. Ltd., Class A	238,400	178,401
Shenzhen International Holdings Ltd.	745,000	1,372,817
Shenzhen Investment Ltd.	2,980,000	1,074,709
Shenzhou International Group Holdings Ltd.	599,000	7,347,094
Shimao Property Holdings Ltd.	1,193,000	3,382,661

28	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued) July 31, 2018	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Shui On Land Ltd.	2,831,000	$ 660,205
Sihuan Pharmaceutical Holdings Group Ltd.	3,508,000	755,500
SINA Corp./China(b)	59,302	4,772,625
Sino Biopharmaceutical Ltd.	6,181,500	8,444,554
Sino-Ocean Group Holding Ltd.	2,832,500	1,599,049
Sinopec Engineering Group Co. Ltd., Class H	1,192,000	1,215,218
Sinopec Shanghai Petrochemical Co. Ltd., Class H	3,582,000	2,149,981
Sinopharm Group Co. Ltd., Class H	1,074,400	4,545,610
Sinotrans Ltd., Class H	1,490,000	689,257
Sinotruk Hong Kong Ltd.	745,000	1,055,721
Skyworth Digital Holdings Ltd.	1,788,000	699,510
SOHO China Ltd.	2,086,500	981,144
SooChow Securities Co. Ltd., Class A	208,790	204,648
SSY Group Ltd.	1,192,000	1,139,267
Sun Art Retail Group Ltd.	2,313,000	2,947,567
Sunac China Holdings Ltd.(c)	2,086,000	6,778,639
Suning.com Co. Ltd., Class A	119,200	231,047
Sunny Optical Technology Group Co. Ltd.	655,600	10,819,240
TAL Education Group, Class A, ADR(b)	305,748	9,780,879
Tencent Holdings Ltd.	5,274,600	238,753,932
Tingyi Cayman Islands Holding Corp.	1,790,000	4,137,884
Tong Ren Tang Technologies Co. Ltd., Class H	298,000	438,998
Tongling Nonferrous Metals Group Co. Ltd., Class A	774,800	250,112
Towngas China Co. Ltd.	596,000	592,419
TravelSky Technology Ltd., Class H	896,000	2,540,540
Tsingtao Brewery Co. Ltd., Class H	596,000	3,186,150
Tus-Sound Environmental Resources Co. Ltd., Class A	59,600	151,466
Uni-President China Holdings Ltd.	1,192,000	1,377,754
Vipshop Holdings Ltd., ADR(b)	396,340	3,824,681
Want Want China Holdings Ltd.(c)	4,772,000	3,946,692
Weibo Corp., ADR(b)(c)	42,912	3,550,968
Weichai Power Co. Ltd., Class H	1,754,600	2,139,824
Wuliangye Yibin Co. Ltd., Class A	59,600	630,963
Wuxi Biologics Cayman Inc.(a)(b)	447,000	4,545,676
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	149,199	305,176
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	417,200	531,126
Xinyi Solar Holdings Ltd.	2,504,000	746,686
Yanzhou Coal Mining Co. Ltd., Class H	1,790,000	2,226,337
Youngor Group Co. Ltd., Class A	208,781	222,714
Yuexiu Property Co. Ltd.	5,364,000	1,018,505
Yum China Holdings Inc.	340,316	12,278,601
Yuzhou Properties Co. Ltd.	1,490,000	839,260
YY Inc., ADR(b)	42,614	3,972,903
Zhaojin Mining Industry Co. Ltd., Class H	1,043,000	841,349
Zhejiang Expressway Co. Ltd., Class H	1,194,000	1,013,367
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	119,200	546,089
Zhongsheng Group Holdings Ltd.	596,000	1,358,006
Zhuzhou CRRC Times Electric Co. Ltd., Class H	536,400	3,216,151
Zijin Mining Group Co. Ltd., Class H	5,364,000	1,982,325
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	476,800	292,438
ZTE Corp., Class H(b)	766,000	1,309,994

		1,536,908,694
Hong Kong — 11.3%
AIA Group Ltd.	11,145,200	97,289,615
ASM Pacific Technology Ltd.(c)	268,300	3,229,317
Bank of East Asia Ltd. (The)(c)	1,168,800	4,647,109

Security	Shares	Value
Hong Kong (continued)
BOC Hong Kong Holdings Ltd.	3,279,000	$ 15,878,631
CK Asset Holdings Ltd.	2,384,132	18,244,474
CK Hutchison Holdings Ltd.	2,533,132	27,535,622
CK Infrastructure Holdings Ltd.	599,000	4,446,423
CLP Holdings Ltd.	1,490,000	17,022,550
Dairy Farm International Holdings Ltd.(c)	327,800	2,678,126
Galaxy Entertainment Group Ltd.	2,086,000	16,760,518
Hang Lung Group Ltd.	894,000	2,643,100
Hang Lung Properties Ltd.	1,788,000	3,759,581
Hang Seng Bank Ltd.(c)	715,200	19,467,797
Henderson Land Development Co. Ltd.(c)	1,166,333	6,502,624
HK Electric Investments & HK Electric Investments Ltd.(a)(c)	2,235,000	2,284,231
HKT Trust & HKT Ltd.	3,576,640	4,776,663
Hong Kong & China Gas Co. Ltd.(c)	8,663,669	17,686,928
Hong Kong Exchanges & Clearing Ltd.	1,106,300	32,651,228
Hongkong Land Holdings Ltd.	1,072,800	7,799,256
Hysan Development Co. Ltd.	599,000	3,278,521
Jardine Matheson Holdings Ltd.	208,800	14,094,000
Jardine Strategic Holdings Ltd.	208,600	8,318,968
Kerry Properties Ltd.	596,500	3,021,591
Li & Fung Ltd.	5,364,000	1,818,270
Link REIT	1,940,500	19,238,947
Melco Resorts & Entertainment Ltd., ADR	227,672	5,887,598
MGM China Holdings Ltd.(c)	840,000	1,806,924
Minth Group Ltd.(c)	596,000	2,248,154
MTR Corp. Ltd.	1,343,000	7,530,377
New World Development Co. Ltd.	5,664,666	8,070,569
NWS Holdings Ltd.	1,492,500	2,696,986
PCCW Ltd.(c)	3,874,000	2,261,065
Power Assets Holdings Ltd.	1,341,000	9,492,943
Sands China Ltd.	2,265,600	11,664,138
Shangri-La Asia Ltd.	1,198,333	1,960,788
Sino Land Co. Ltd.	2,981,200	5,121,168
SJM Holdings Ltd.	1,788,000	2,171,443
Sun Hung Kai Properties Ltd.	1,490,000	23,354,976
Swire Pacific Ltd., Class A	448,000	4,858,426
Swire Properties Ltd.	1,132,400	4,459,092
Techtronic Industries Co. Ltd.(c)	1,341,000	7,467,896
WH Group Ltd.(a)	8,196,000	6,580,070
Wharf Holdings Ltd. (The)	1,192,000	3,941,864
Wharf Real Estate Investment Co. Ltd.	1,178,000	8,579,255
Wheelock & Co. Ltd.	894,000	6,334,325
Wynn Macau Ltd.	1,430,800	4,211,909
Yue Yuen Industrial Holdings Ltd.	745,000	2,003,211

		487,777,267
India — 10.3%
Adani Ports & Special Economic Zone Ltd.	470,744	2,743,697
Ambuja Cements Ltd.	562,946	1,893,552
Ashok Leyland Ltd.	1,104,090	1,815,836
Asian Paints Ltd.	267,616	5,663,203
Aurobindo Pharma Ltd.	247,638	2,135,855
Avenue Supermarts Ltd.(a)(b)	112,942	2,725,148
Axis Bank Ltd.(b)	1,659,860	13,320,264
Bajaj Auto Ltd.	78,976	3,109,066
Bajaj Finance Ltd.	161,516	6,353,373
Bajaj Finserv Ltd.	35,760	3,637,876
Bharat Forge Ltd.	200,872	1,876,304
Bharat Heavy Electricals Ltd.	841,561	908,602
Bharat Petroleum Corp. Ltd.	699,704	3,976,156

S C H E D U L E O F I N V E S T M E N T S	29

Consolidated Schedule of Investments (continued) July 31, 2018	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Bharti Airtel Ltd.	1,280,506	$ 7,292,506
Bharti Infratel Ltd.	292,040	1,220,555
Bosch Ltd.	7,152	1,952,147
Britannia Industries Ltd.	25,330	2,416,139
Cadila Healthcare Ltd.	194,906	1,083,991
Cipla Ltd./India	326,012	3,048,538
Coal India Ltd.	624,608	2,377,811
Container Corp. of India Ltd.	153,032	1,493,365
Dabur India Ltd.	500,640	3,077,071
Dr. Reddy’s Laboratories Ltd.	106,386	3,300,488
Eicher Motors Ltd.	12,218	4,952,052
GAIL India Ltd.	718,180	3,928,269
Glenmark Pharmaceuticals Ltd.	130,226	1,104,580
Godrej Consumer Products Ltd.	222,606	4,274,178
Grasim Industries Ltd.	307,238	4,592,471
Havells India Ltd.	236,910	2,191,339
HCL Technologies Ltd.	514,646	7,241,755
Hero MotoCorp Ltd.	46,790	2,247,496
Hindalco Industries Ltd.	1,093,958	3,403,753
Hindustan Petroleum Corp. Ltd.	563,220	2,338,735
Hindustan Unilever Ltd.	602,258	15,205,673
Housing Development Finance Corp. Ltd.	1,456,028	42,348,976
ICICI Bank Ltd.	2,196,558	9,743,976
Idea Cellular Ltd.(b)	1,806,476	1,444,680
Indiabulls Housing Finance Ltd.	255,684	4,835,298
Indian Oil Corp. Ltd.	1,337,424	3,204,806
Infosys Ltd.	1,612,478	32,093,805
InterGlobe Aviation Ltd.(a)	79,566	1,078,533
ITC Ltd.	3,149,860	13,672,031
JSW Steel Ltd.	803,110	3,868,815
Larsen & Toubro Ltd.	432,696	8,215,932
LIC Housing Finance Ltd.	275,650	2,126,266
Lupin Ltd.	205,030	2,464,440
Mahindra & Mahindra Financial Services Ltd.	275,650	2,065,177
Mahindra & Mahindra Ltd.	696,277	9,501,620
Marico Ltd.	423,163	2,246,422
Maruti Suzuki India Ltd.	98,348	13,651,819
Motherson Sumi Systems Ltd.	602,556	2,829,770
Nestle India Ltd.	20,860	3,202,743
NTPC Ltd.	1,793,662	4,049,624
Oil & Natural Gas Corp. Ltd.	1,270,672	3,069,862
Petronet LNG Ltd.	536,698	1,793,134
Pidilite Industries Ltd.	112,644	1,845,121
Piramal Enterprises Ltd.	77,182	3,015,653
Power Grid Corp. of India Ltd.	1,436,360	3,817,798
Reliance Industries Ltd.	2,633,128	45,532,301
Rural Electrification Corp. Ltd.	655,302	1,117,390
Shree Cement Ltd.	8,046	1,996,430
Shriram Transport Finance Co. Ltd.	139,464	2,810,478
Siemens Ltd.	61,690	889,378
State Bank of India(b)	1,591,916	6,812,260
Sun Pharmaceutical Industries Ltd.	785,250	6,508,806
Tata Consultancy Services Ltd.	848,704	24,008,537
Tata Motors Ltd.(b)	1,468,544	5,654,814
Tata Power Co. Ltd. (The)	913,820	993,279
Tata Steel Ltd.	323,032	2,651,890
Tech Mahindra Ltd.	437,762	4,344,989
Titan Co. Ltd.	288,762	3,841,178
UltraTech Cement Ltd.	84,334	5,156,718
United Spirits Ltd.(b)	269,690	2,308,356

Security	Shares	Value

India (continued)
UPL Ltd.	327,572	$ 3,076,021
Vakrangee Ltd.	422,097	293,865
Vedanta Ltd.	1,227,760	3,977,594
Wipro Ltd.	1,037,040	4,179,232
Yes Bank Ltd.	1,657,687	8,893,123
Zee Entertainment Enterprises Ltd.	430,314	3,307,369

		443,442,153
Indonesia — 2.2%
Adaro Energy Tbk PT	13,320,600	1,759,760
AKR Corporindo Tbk PT	1,549,600	452,414
Astra International Tbk PT	18,714,400	9,279,332
Bank Central Asia Tbk PT	9,118,800	14,718,451
Bank Danamon Indonesia Tbk PT	2,652,246	1,209,329
Bank Mandiri Persero Tbk PT	17,135,902	7,902,479
Bank Negara Indonesia Persero Tbk PT	6,914,215	3,548,210
Bank Rakyat Indonesia Persero Tbk PT	50,868,600	10,829,861
Bank Tabungan Negara Persero Tbk PT	3,725,000	609,639
Bumi Serpong Damai Tbk PT	7,363,600	689,380
Charoen Pokphand Indonesia Tbk PT	7,033,600	2,204,707
Gudang Garam Tbk PT	447,000	2,329,546
Hanjaya Mandala Sampoerna Tbk PT	8,493,000	2,261,659
Indah Kiat Pulp & Paper Corp. Tbk PT	2,533,000	3,372,649
Indocement Tunggal Prakarsa Tbk PT	1,698,600	1,663,851
Indofood CBP Sukses Makmur Tbk PT	2,219,600	1,342,997
Indofood Sukses Makmur Tbk PT	3,546,200	1,561,607
Jasa Marga Persero Tbk PT	2,125,840	691,414
Kalbe Farma Tbk PT	19,997,000	1,795,847
Matahari Department Store Tbk PT	2,205,200	1,227,235
Pakuwon Jati Tbk PT	14,631,800	522,564
Perusahaan Gas Negara Persero Tbk PT	10,042,600	1,183,940
Semen Indonesia Persero Tbk PT	2,682,000	1,413,537
Surya Citra Media Tbk PT	5,489,200	780,365
Telekomunikasi Indonesia Persero Tbk PT	46,666,800	11,553,431
Tower Bersama Infrastructure Tbk PT	1,728,400	629,272
Unilever Indonesia Tbk PT	1,430,400	4,290,208
United Tractors Tbk PT	1,569,043	3,835,559
Waskita Karya Persero Tbk PT	4,499,800	661,552

		94,320,795
Malaysia — 2.7%
AirAsia Group Bhd	1,430,400	1,252,700
Alliance Bank Malaysia Bhd	979,200	965,951
AMMB Holdings Bhd	1,549,600	1,532,446
Astro Malaysia Holdings Bhd	1,241,400	558,859
Axiata Group Bhd(c)	2,568,000	2,773,314
British American Tobacco Malaysia Bhd	119,200	1,005,209
CIMB Group Holdings Bhd	4,261,400	6,122,159
Dialog Group Bhd	3,218,462	2,628,609
DiGi.Com Bhd(c)	2,951,200	3,303,311
FGV Holdings Bhd	1,395,800	594,030
Fraser & Neave Holdings Bhd(c)	89,400	821,204
Gamuda Bhd	1,717,800	1,635,396
Genting Bhd	2,043,600	4,398,893
Genting Malaysia Bhd	2,726,600	3,393,997
Genting Plantations Bhd	238,700	549,039
HAP Seng Consolidated Bhd	536,800	1,294,130
Hartalega Holdings Bhd	1,252,000	1,894,170
Hong Leong Bank Bhd	596,000	2,794,529
Hong Leong Financial Group Bhd	238,400	1,060,337
IHH Healthcare Bhd	2,086,000	3,032,782

30	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued) July 31, 2018	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
IJM Corp. Bhd	2,711,800	$ 1,307,535
IOI Corp. Bhd	1,864,800	2,119,404
IOI Properties Group Bhd	1,878,266	877,910
Kuala Lumpur Kepong Bhd	417,200	2,541,174
Malayan Banking Bhd	3,576,000	8,629,904
Malaysia Airports Holdings Bhd	862,400	1,962,411
Maxis Bhd(c)	1,836,600	2,615,969
MISC Bhd	1,013,200	1,664,988
My EG Services Bhd	1,878,000	572,871
Nestle Malaysia Bhd	59,600	2,164,074
Petronas Chemicals Group Bhd	2,251,800	4,946,759
Petronas Dagangan Bhd	174,200	1,156,191
Petronas Gas Bhd	625,800	2,884,992
PPB Group Bhd(c)	537,120	2,180,192
Press Metal Aluminium Holdings Bhd(c)	1,251,600	1,471,746
Public Bank Bhd	2,707,730	16,026,564
RHB Bank Bhd	775,045	1,037,207
RHB Bank Bhd, New(b)(d)	359,100	1
Sime Darby Bhd	2,206,200	1,367,681
Sime Darby Plantation Bhd	2,236,000	2,887,823
Sime Darby Property Bhd	2,325,400	766,553
SP Setia Bhd Group	1,192,000	870,908
Telekom Malaysia Bhd(c)	1,034,200	1,010,030
Tenaga Nasional Bhd	2,950,200	11,379,861
Top Glove Corp. Bhd	655,600	1,635,371
UMW Holdings Bhd	417,200	615,793
Westports Holdings Bhd	1,013,200	922,224
YTL Corp. Bhd	2,868,478	952,631

		118,179,832
Pakistan — 0.1%
Habib Bank Ltd.	552,600	792,335
Lucky Cement Ltd.	129,800	577,450
MCB Bank Ltd.	377,300	631,067
Oil & Gas Development Co. Ltd.	617,200	753,846
United Bank Ltd./Pakistan	464,627	658,019

		3,412,717
Philippines — 1.1%
Aboitiz Equity Ventures Inc.	1,818,520	1,963,885
Aboitiz Power Corp.	1,420,800	995,269
Alliance Global Group Inc.(b)	3,784,600	849,495
Ayala Corp.	231,318	4,351,505
Ayala Land Inc.	7,033,100	5,410,077
Bank of the Philippine Islands	816,996	1,507,685
BDO Unibank Inc.	1,853,560	4,607,286
DMCI Holdings Inc.	3,944,600	876,495
Globe Telecom Inc.	31,290	1,081,200
GT Capital Holdings Inc.	84,280	1,539,433
International Container Terminal Services Inc.	477,440	800,154
JG Summit Holdings Inc.	2,759,547	2,909,983
Jollibee Foods Corp.	426,140	2,166,610
Manila Electric Co.	178,800	1,278,081
Megaworld Corp.	11,262,500	984,050
Metro Pacific Investments Corp.	12,845,700	1,139,314
Metropolitan Bank & Trust Co.	690,069	957,689
PLDT Inc.	79,000	1,988,946
Robinsons Land Corp.	2,134,967	787,170
Security Bank Corp.	202,640	774,615
SM Investments Corp.	227,740	4,074,061
SM Prime Holdings Inc.	8,791,025	6,249,152

Security	Shares	Value

Philippines (continued)
Universal Robina Corp.	839,360	$ 2,023,125

		49,315,280
Singapore — 4.0%
Ascendas REIT	2,324,418	4,695,621
CapitaLand Commercial Trust	2,431,966	3,126,380
CapitaLand Ltd.	2,414,600	5,729,199
CapitaLand Mall Trust(c)	2,384,000	3,782,737
City Developments Ltd.	387,400	2,848,655
ComfortDelGro Corp. Ltd.	1,907,200	3,292,382
DBS Group Holdings Ltd.	1,668,800	32,792,478
Genting Singapore Ltd.	5,572,600	5,239,791
Golden Agri-Resources Ltd.	5,095,807	1,048,135
Jardine Cycle & Carriage Ltd.	89,666	2,214,480
Keppel Corp. Ltd.	1,311,200	6,617,163
Oversea-Chinese Banking Corp. Ltd.(c)	3,019,975	25,667,458
SATS Ltd.	655,600	2,499,496
Sembcorp Industries Ltd.	745,000	1,466,686
Singapore Airlines Ltd.	476,800	3,453,499
Singapore Exchange Ltd.	745,000	4,071,696
Singapore Press Holdings Ltd.(c)	1,322,700	2,827,486
Singapore Technologies Engineering Ltd.	1,460,200	3,668,467
Singapore Telecommunications Ltd.	7,450,000	17,567,399
Suntec REIT	2,056,200	2,779,261
United Overseas Bank Ltd.	1,285,700	25,519,440
UOL Group Ltd.	477,400	2,514,477
Venture Corp. Ltd.	238,400	2,921,114
Wilmar International Ltd.	1,698,600	3,905,545
Yangzijiang Shipbuilding Holdings Ltd.	2,264,800	1,572,200

		171,821,245
South Korea — 15.2%
Amorepacific Corp.(c)	29,502	7,054,740
AMOREPACIFIC Group	26,522	2,271,316
BGF retail Co. Ltd.	7,902	1,193,794
BNK Financial Group Inc.	240,188	1,925,970
Celltrion Healthcare Co. Ltd.(b)(c)	31,886	2,602,415
Celltrion Inc.(b)(c)	75,438	18,309,048
Celltrion Pharm Inc.(b)	14,602	918,948
Cheil Worldwide Inc.	65,858	1,189,230
CJ CheilJedang Corp.	7,450	2,251,017
CJ Corp.	13,112	1,646,839
CJ ENM Co. Ltd.	9,834	2,038,622
CJ Logistics Corp.(b)	7,152	965,407
Coway Co. Ltd.	44,700	3,748,143
Daelim Industrial Co. Ltd.	25,486	1,786,173
Daewoo Engineering & Construction Co. Ltd.(b)	142,444	723,266
DB Insurance Co. Ltd.	44,104	2,542,983
DGB Financial Group Inc.	157,511	1,316,522
Dongsuh Cos. Inc.	31,886	726,852
Doosan Bobcat Inc.	33,804	1,004,767
Doosan Heavy Industries & Construction Co. Ltd.(b)	54,236	729,676
E-MART Inc.	19,370	3,783,440
GS Engineering & Construction Corp.(c)	46,453	1,881,125
GS Holdings Corp.	45,594	2,192,783
GS Retail Co. Ltd.	25,192	748,790
Hana Financial Group Inc.	276,575	11,101,075
Hankook Tire Co. Ltd.	68,844	2,732,466
Hanmi Pharm Co. Ltd.	5,717	2,169,460
Hanmi Science Co. Ltd.	12,031	745,317
Hanon Systems	175,554	1,679,192

S C H E D U L E O F I N V E S T M E N T S	31

Consolidated Schedule of Investments (continued) July 31, 2018	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hanssem Co. Ltd.	9,834	$ 847,448
Hanwha Chemical Corp.	99,548	1,882,126
Hanwha Corp.	39,038	1,121,952
Hanwha Life Insurance Co. Ltd.	280,716	1,297,369
HDC Holdings Co. Ltd.	1	24
HDC Hyundai Development Co-Engineering & Construction(b)	32,767	1,684,265
HLB Inc.(b)	28,608	1,741,568
Hotel Shilla Co. Ltd.	29,199	2,604,979
Hyosung Corp.	1	40
Hyundai Department Store Co. Ltd.	12,816	1,127,336
Hyundai Engineering & Construction Co. Ltd.	72,116	3,771,319
Hyundai Glovis Co. Ltd.	17,284	2,116,755
Hyundai Heavy Industries Co. Ltd.(b)	33,791	3,217,040
Hyundai Heavy Industries Holdings Co. Ltd.(b)(c)	9,238	2,770,616
Hyundai Marine & Fire Insurance Co. Ltd.	56,918	1,864,788
Hyundai Mobis Co. Ltd.	62,878	12,815,612
Hyundai Motor Co.	141,848	16,420,968
Hyundai Steel Co.	74,500	3,576,320
Industrial Bank of Korea	236,314	3,306,051
ING Life Insurance Korea Ltd.(a)(b)	29,502	1,112,935
Kakao Corp.	42,316	4,255,621
Kangwon Land Inc.	106,982	2,486,508
KB Financial Group Inc.	365,944	17,534,169
KCC Corp.	5,366	1,626,133
KEPCO Plant Service & Engineering Co. Ltd.	20,562	633,228
Kia Motors Corp.	243,492	6,900,010
Korea Aerospace Industries Ltd.(b)(c)	63,176	1,985,104
Korea Electric Power Corp.	228,566	6,803,958
Korea Gas Corp.(b)	26,226	1,366,804
Korea Investment Holdings Co. Ltd.	39,038	2,491,676
Korea Zinc Co. Ltd.	7,748	2,857,060
Korean Air Lines Co. Ltd.	44,408	1,159,177
KT Corp.	25,218	642,482
KT&G Corp.	112,414	11,104,230
Kumho Petrochemical Co. Ltd.	17,208	1,738,260
LG Chem Ltd.	42,316	14,185,402
LG Corp.	87,022	5,865,515
LG Display Co. Ltd.	215,454	4,092,788
LG Electronics Inc.	98,456	6,583,390
LG Household & Health Care Ltd.	8,642	9,347,714
LG Innotek Co. Ltd.(c)	13,410	1,953,989
Lotte Chemical Corp.	15,796	5,076,353
Lotte Corp.(b)	27,352	1,286,117
Lotte Shopping Co. Ltd.	10,764	1,982,196
Medy-Tox Inc.	3,874	2,485,815
Mirae Asset Daewoo Co. Ltd.	353,428	2,571,764
NAVER Corp.	25,927	16,594,763
NCSoft Corp.	16,283	5,611,314
Netmarble Corp.(a)	23,542	3,041,004
NH Investment & Securities Co. Ltd.	132,312	1,537,618
OCI Co. Ltd.	16,092	1,421,257
Orion Corp./Republic of Korea	21,380	2,551,495
Ottogi Corp.	1,193	940,621
Pan Ocean Co. Ltd.(b)	204,726	942,510
Pearl Abyss Corp.(b)	5,364	1,050,119
POSCO	72,116	21,306,341
Posco Daewoo Corp.	40,582	694,717
S-1 Corp.	16,696	1,294,009
Samsung Biologics Co. Ltd.(a)(b)	15,496	5,166,949

Security	Shares	Value

South Korea (continued)
Samsung C&T Corp.	69,732	$ 7,698,478
Samsung Card Co. Ltd.	27,148	859,106
Samsung Electro-Mechanics Co. Ltd.	52,448	7,196,861
Samsung Electronics Co. Ltd.	4,451,226	184,033,614
Samsung Engineering Co. Ltd.(b)	134,696	2,046,960
Samsung Fire & Marine Insurance Co. Ltd.	28,310	6,908,890
Samsung Heavy Industries Co. Ltd.(b)(c)	357,582	2,068,168
Samsung Life Insurance Co. Ltd.	64,368	5,541,178
Samsung SDI Co. Ltd.	50,958	10,431,665
Samsung SDS Co. Ltd.	32,184	6,027,397
Samsung Securities Co. Ltd.	58,408	1,696,920
Shinhan Financial Group Co. Ltd.	401,856	15,644,597
Shinsegae Inc.	6,854	2,034,173
SillaJen Inc.(b)(c)	47,382	2,211,005
SK Holdings Co. Ltd.	29,296	6,900,725
SK Hynix Inc.	535,804	41,335,436
SK Innovation Co. Ltd.	59,600	10,575,783
SK Telecom Co. Ltd.	18,476	4,137,342
S-Oil Corp.	41,422	4,350,856
ViroMed Co. Ltd.(b)	12,814	2,286,394
Woori Bank	450,294	6,802,815
Yuhan Corp.	8,225	1,639,633

		658,855,063
Taiwan — 13.5%
Acer Inc.	2,878,830	2,350,910
Advantech Co. Ltd.	327,595	2,166,917
Airtac International Group	110,000	1,198,308
ASE Technology Holding Co. Ltd.	3,271,110	8,377,051
Asia Cement Corp.	2,086,448	2,780,658
Asustek Computer Inc.	599,100	5,156,557
AU Optronics Corp.	7,749,580	3,341,427
Catcher Technology Co. Ltd.	599,000	7,366,679
Cathay Financial Holding Co. Ltd.	7,450,722	12,825,931
Chailease Holding Co. Ltd.	1,217,687	3,977,549
Chang Hwa Commercial Bank Ltd.	4,902,633	2,898,597
Cheng Shin Rubber Industry Co. Ltd.	1,788,303	2,763,008
Chicony Electronics Co. Ltd.	608,961	1,378,487
China Airlines Ltd.(b)	2,371,330	766,070
China Development Financial Holding Corp.	12,497,734	4,572,242
China Life Insurance Co. Ltd./Taiwan	2,086,866	2,208,612
China Steel Corp.	11,622,484	9,491,151
Chunghwa Telecom Co. Ltd.	3,576,110	12,382,167
Compal Electronics Inc.	3,874,000	2,404,325
CTBC Financial Holding Co. Ltd.	15,794,456	10,705,395
Delta Electronics Inc.	1,932,000	6,721,043
E.Sun Financial Holding Co. Ltd.	8,750,474	6,102,522
Eclat Textile Co. Ltd.	208	2,395
Eva Airways Corp.	1,906,979	940,595
Evergreen Marine Corp. Taiwan Ltd.(b)	1,788,632	809,190
Far Eastern New Century Corp.	2,964,040	3,156,324
Far EasTone Telecommunications Co. Ltd.	1,493,000	3,540,596
Feng TAY Enterprise Co. Ltd.	302,652	1,739,947
First Financial Holding Co. Ltd.	8,642,325	5,942,410
Formosa Chemicals & Fibre Corp.	3,280,740	12,913,346
Formosa Petrochemical Corp.	1,193,000	4,695,776
Formosa Plastics Corp.	4,172,400	15,332,691
Formosa Taffeta Co. Ltd.	599,000	633,945
Foxconn Technology Co. Ltd.	899,666	2,230,504
Fubon Financial Holding Co. Ltd.	5,960,111	9,870,570
General Interface Solution Holding Ltd.	298,000	2,019,828

32	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued) July 31, 2018	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Giant Manufacturing Co. Ltd.	298,000	$ 1,275,168
Globalwafers Co. Ltd.	252,000	4,255,700
Highwealth Construction Corp.	598,880	925,296
Hiwin Technologies Corp.	178,980	1,748,057
Hon Hai Precision Industry Co. Ltd.	15,198,146	41,602,033
Hotai Motor Co. Ltd.	298,000	2,589,273
HTC Corp.(b)	599,450	1,055,411
Hua Nan Financial Holdings Co. Ltd.	6,721,777	4,029,026
Innolux Corp.	8,345,981	3,135,127
Inventec Corp.	2,385,460	1,905,158
Largan Precision Co. Ltd.	100,000	16,822,369
Lite-On Technology Corp.	2,087,371	2,740,978
Macronix International(b)	1,788,000	2,482,198
MediaTek Inc.	1,490,391	12,365,562
Mega Financial Holding Co. Ltd.	9,536,827	8,488,879
Micro-Star International Co. Ltd.	596,000	2,044,163
Nan Ya Plastics Corp.	4,774,000	13,239,453
Nanya Technology Corp.	897,000	2,303,005
Nien Made Enterprise Co. Ltd.	68,000	587,509
Novatek Microelectronics Corp.	597,000	2,886,131
Pegatron Corp.	1,790,000	3,981,806
Phison Electronics Corp.	116,000	962,435
Pou Chen Corp.	2,089,000	2,296,167
Powertech Technology Inc.	597,200	1,687,391
President Chain Store Corp.	599,000	6,584,030
Quanta Computer Inc.	2,388,000	4,126,387
Realtek Semiconductor Corp.	298,642	1,199,875
Ruentex Development Co. Ltd.	579,296	642,422
Ruentex Industries Ltd.	599,195	1,146,953
Shin Kong Financial Holding Co. Ltd.	7,748,457	2,935,980
SinoPac Financial Holdings Co. Ltd.	9,969,535	3,745,007
Standard Foods Corp.	397,844	769,333
Synnex Technology International Corp.	1,228,950	1,752,259
TaiMed Biologics Inc.(b)	109,000	911,478
Taishin Financial Holding Co. Ltd.	8,429,845	4,130,387
Taiwan Business Bank	3,538,681	1,167,462
Taiwan Cement Corp.	3,608,000	4,637,578
Taiwan Cooperative Financial Holding Co. Ltd.	7,979,365	4,874,049
Taiwan High Speed Rail Corp.	1,788,000	1,451,356
Taiwan Mobile Co. Ltd.	1,788,000	6,161,691
Taiwan Semiconductor Manufacturing Co. Ltd.	22,648,670	181,994,278
Teco Electric and Machinery Co. Ltd.	1,493,000	1,089,977
Uni-President Enterprises Corp.	4,476,694	11,815,407
United Microelectronics Corp.	11,026,000	6,320,843
Vanguard International Semiconductor Corp.	896,000	2,282,877
Walsin Technology Corp.	298,000	3,377,736
Win Semiconductors Corp.	315,000	1,522,833
Winbond Electronics Corp.	2,682,000	1,747,759
Wistron Corp.	2,593,982	2,003,909
WPG Holdings Ltd.	1,494,240	2,071,944
Yageo Corp.	243,217	6,204,759
Yuanta Financial Holding Co. Ltd.	9,156,556	4,217,268
Zhen Ding Technology Holding Ltd.	599,097	1,408,995

		583,466,850
Thailand — 2.6%
Advanced Info Service PCL, NVDR	983,400	5,970,748
Airports of Thailand PCL, NVDR	3,993,200	7,951,593
Bangkok Bank PCL, Foreign	238,500	1,491,073
Bangkok Dusit Medical Services PCL, NVDR	3,695,200	2,943,276
Bangkok Expressway & Metro PCL, NVDR	7,152,800	1,795,187

Security	Shares	Value

Thailand (continued)
Banpu PCL, NVDR	1,966,800	$ 1,247,354
Berli Jucker PCL, NVDR	1,132,400	1,940,090
BTS Group Holdings PCL, NVDR	5,636,700	1,601,047
Bumrungrad Hospital PCL, NVDR	328,000	1,789,360
Central Pattana PCL, NVDR	1,302,000	2,964,427
Charoen Pokphand Foods PCL, NVDR	2,950,200	2,416,380
CP ALL PCL, NVDR	4,686,800	10,565,374
Delta Electronics Thailand PCL, NVDR	476,800	999,603
Electricity Generating PCL, NVDR	119,300	828,323
Energy Absolute PCL, NVDR(c)	1,192,000	1,280,854
Glow Energy PCL, NVDR	506,600	1,423,718
Home Product Center PCL, NVDR	3,814,443	1,685,372
Indorama Ventures PCL, NVDR	1,470,500	2,629,839
IRPC PCL, NVDR	9,551,400	1,851,714
Kasikornbank PCL, Foreign	1,228,900	8,310,866
Kasikornbank PCL, NVDR	549,675	3,585,196
Krung Thai Bank PCL, NVDR	3,307,875	1,889,078
Minor International PCL, NVDR	1,985,420	2,267,687
PTT Exploration & Production PCL, NVDR	1,311,284	5,458,757
PTT Global Chemical PCL, NVDR	2,115,876	5,199,064
PTT PCL, NVDR	9,754,600	15,026,247
Robinson PCL, NVDR	476,800	906,450
Siam Cement PCL (The), NVDR	357,600	4,815,293
Siam Commercial Bank PCL (The), NVDR	1,639,000	6,896,904
Thai Oil PCL, NVDR	1,043,000	2,515,803
Thai Union Group PCL, NVDR	1,847,600	910,750
TMB Bank PCL, NVDR(c)	11,085,600	766,363
True Corp. PCL, NVDR	9,515,490	1,787,551

		113,711,341

Total Common Stocks — 98.5% (Cost: $3,489,158,707)		4,261,211,237

Preferred Stocks

South Korea — 0.8%
Amorepacific Corp., Preference Shares, NVS	8,642	1,104,730
Hyundai Motor Co.
Preference Shares, NVS	22,350	1,634,318
Series 2, Preference Shares, NVS	35,462	2,780,153
LG Chem Ltd., Preference Shares, NVS	7,152	1,380,979
LG Household & Health Care Ltd., Preference Shares, NVS	2,088	1,241,246
Samsung Electronics Co. Ltd., Preference Shares, NVS	794,170	27,155,055

		35,296,481

Total Preferred Stocks — 0.8% (Cost: $19,614,603)		35,296,481

Short-Term Investments

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(e)(f)(g)	274,292,318	274,374,606

S C H E D U L E O F I N V E S T M E N T S	33

Consolidated Schedule of Investments (continued) July 31, 2018	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(e)(f)	6,218,566	$ 6,218,566

		280,593,172

Total Short-Term Investments — 6.5% (Cost: $280,548,104)		280,593,172

Total Investments in Securities — 105.8% (Cost: $3,789,321,414)		4,577,100,890

Other Assets, Less Liabilities — (5.8)%		(250,713,409)

Net Assets — 100.0%		$ 4,326,387,481

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	234,824,372	39,467,946	274,292,318	$274,374,606	$2,141,782	(b)	$(9,726)	$16,919
BlackRock Cash Funds: Treasury, SL Agency Shares	6,438,212	(219,646)	6,218,566	6,218,566	82,408		—	—

				$280,593,172	$2,224,190		$(9,726)	$16,919

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	35	08/30/18	$6,340	$(47,697)
MSCI Emerging Markets E-Mini	395	09/21/18	21,652	609,710

				$562,013

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$609,710

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$47,697

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported separately within the Consolidated Statement of Assets and Liabilities.

34	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued) July 31, 2018	iShares® MSCI All Country Asia ex Japan ETF

For the year ended July 31, 2018, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(742,036)

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$562,013

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,806,289

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,261,205,924	$—	$5,313	$4,261,211,237
Preferred Stocks	35,296,481	—	—	35,296,481
Money Market Funds	280,593,172	—	—	280,593,172

	$4,577,095,577	$—	$5,313	$4,577,100,890

Derivative financial instruments(a)
Assets
Futures Contracts	$609,710	$—	$—	$609,710
Liabilities
Futures Contracts	(47,697)	—	—	(47,697)

	$562,013	$—	$—	$562,013

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments July 31, 2018	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 1.0%
Erste Group Bank AG	297,150	$ 12,850,271
Raiffeisen Bank International AG	147,400	4,920,439

		17,770,710
Belgium — 2.1%
Ageas	186,014	9,979,058
Groupe Bruxelles Lambert SA	80,161	8,523,855
KBC Group NV	247,694	19,058,200

		37,561,113
Denmark — 1.4%
Danske Bank A/S	740,670	21,549,196
Tryg A/S	118,865	2,910,370

		24,459,566
Finland — 1.2%
Sampo OYJ, Class A	436,952	22,219,181

France — 11.0%
Amundi SA(a)	60,464	4,176,840
AXA SA, NVS	1,915,679	48,415,127
BNP Paribas SA	1,109,577	72,274,194
CNP Assurances, NVS	168,826	3,950,699
Credit Agricole SA	1,122,675	15,782,741
Eurazeo SA, NVS	44,335	3,431,477
Natixis SA	919,186	6,614,288
SCOR SE	162,974	6,340,369
Societe Generale SA, NVS	757,739	33,788,054
Wendel SA, NVS	27,588	4,025,235

		198,799,024
Germany — 11.0%
Allianz SE, Registered	434,424	96,139,483
Commerzbank AG(b)	991,816	10,718,145
Deutsche Bank AG, Registered	1,936,093	25,344,473
Deutsche Boerse AG	190,179	25,077,894
Hannover Rueck SE	59,694	7,962,329
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	152,780	33,919,769

		199,162,093
Ireland — 0.7%
AIB Group PLC	800,852	4,591,483
Bank of Ireland Group PLC	955,035	8,207,590

		12,799,073
Italy — 6.0%
Assicurazioni Generali SpA	1,155,447	20,549,355
Intesa Sanpaolo SpA	13,311,974	41,026,344
Mediobanca Banca di Credito Finanziario SpA	611,564	6,357,042
Poste Italiane SpA(a)	520,620	4,852,502
UniCredit SpA	1,981,886	35,163,900

		107,949,143
Netherlands — 5.7%
ABN AMRO Group NV, CVA(a)	418,111	11,594,300
Aegon NV	1,760,834	11,624,013
EXOR NV	106,347	7,002,997
ING Groep NV	3,837,060	58,822,134
NN Group NV	302,870	13,402,393

		102,445,837
Norway — 1.2%
DNB ASA	963,992	19,469,626

Security	Shares	Value

Norway (continued)
Gjensidige Forsikring ASA	196,134	$ 3,151,221

		22,620,847
Spain — 9.9%
Banco Bilbao Vizcaya Argentaria SA	6,584,198	48,426,362
Banco de Sabadell SA	5,570,270	9,310,244
Banco Santander SA	15,934,136	89,853,520
Bankia SA	1,213,037	4,784,509
Bankinter SA	663,681	6,415,776
CaixaBank SA	3,541,754	16,397,930
Mapfre SA	1,057,132	3,326,018

		178,514,359
Sweden — 6.8%
Industrivarden AB, Class C	163,818	3,456,631
Investor AB, Class B	449,726	19,623,737
Kinnevik AB, Class B	232,528	8,037,142
L E Lundbergforetagen AB, Class B.	74,463	2,435,616
Nordea Bank AB	2,999,628	31,926,662
Skandinaviska Enskilda Banken AB, Class A	1,605,199	17,187,306
Svenska Handelsbanken AB, Class A	1,505,712	18,618,867
Swedbank AB, Class A	892,873	21,156,900

		122,442,861
Switzerland — 12.5%
Baloise Holding AG, Registered	47,852	7,477,479
Credit Suisse Group AG, Registered	2,527,231	40,767,555
Julius Baer Group Ltd.	221,290	12,168,715
Pargesa Holding SA, Bearer	37,896	3,173,312
Partners Group Holding AG	17,140	13,028,131
Swiss Life Holding AG, Registered .	33,735	12,120,747
Swiss Re AG	309,705	28,399,010
UBS Group AG, Registered	3,805,625	62,715,931
Zurich Insurance Group AG	149,106	45,891,513

		225,742,393
United Kingdom — 29.0%
3i Group PLC	960,560	11,939,904
Admiral Group PLC	197,798	5,139,935
Aviva PLC	3,962,925	25,991,847
Barclays PLC	16,845,553	42,859,662
Direct Line Insurance Group PLC	1,360,069	6,135,422
Hargreaves Lansdown PLC	280,905	7,649,589
HSBC Holdings PLC	19,760,523	189,352,022
Investec PLC	669,018	4,842,513
Legal &General Group PLC	5,884,495	20,277,787
Lloyds Banking Group PLC	71,185,903	58,249,293
London Stock Exchange Group PLC	307,385	17,729,253
Prudential PLC	2,554,726	60,488,502
Royal Bank of Scotland Group PLC(b)	4,732,435	15,854,657
RSA Insurance Group PLC	1,009,925	8,534,167
Schroders PLC	121,793	4,973,393
St. James’s Place PLC	522,314	8,259,432
Standard Chartered PLC	2,767,221	24,973,739
Standard Life Aberdeen PLC	2,648,547	10,850,031

		524,101,148

Total Common Stocks — 99.5% (Cost: $1,956,145,134)		1,796,587,348

36	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Italy — 0.2%
Intesa Sanpaolo SpA, Preference Shares, NVS	916,696	$2,927,072

Total Preferred Stocks — 0.2% (Cost: $3,023,238)		2,927,072

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(c)(d)	1,656,332	1,656,332

Total Short-Term Investments — 0.1% (Cost: $1,656,332)		1,656,332

Total Investments in Securities — 99.8% (Cost: $1,960,824,704)		1,801,170,752

Other Assets, Less Liabilities — 0.2%		4,280,474

Net Assets — 100.0%		$1,805,451,226

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	$—	$14,015	(c)	$72		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	659,845	996,487		1,656,332	1,656,332	29,832		—		—

					$1,656,332	$43,847		$72		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,796,587,348	$—	$—	$1,796,587,348
Preferred Stocks	2,927,072	—	—	2,927,072
Money Market Funds	1,656,332	—	—	1,656,332

	$1,801,170,752	$—	$—	$1,801,170,752

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments July 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks
Australia — 2.7%
AGL Energy Ltd.	2,633	$ 43,043
Alumina Ltd.	8,082	17,003
Amcor Ltd./Australia	4,620	51,758
AMP Ltd.	11,734	29,658
APA Group	5,085	36,479
Aristocrat Leisure Ltd.	2,215	53,022
ASX Ltd.	836	40,825
Aurizon Holdings Ltd.	8,608	29,116
AusNet Services	5,720	6,931
Australia & New Zealand Banking Group Ltd.	11,396	248,223
Bank of Queensland Ltd.	1,540	12,719
Bendigo & Adelaide Bank Ltd.	1,732	15,077
BGP Holdings PLC(a)(b)	38,252	—
BHP Billiton Ltd.	12,329	319,505
BlueScope Steel Ltd.(c)	2,083	27,347
Boral Ltd.	4,268	21,099
Brambles Ltd.	6,248	45,890
Caltex Australia Ltd.	1,075	26,021
Challenger Ltd./Australia	1,980	18,311
CIMIC Group Ltd.	395	14,192
Coca-Cola Amatil Ltd.	2,464	17,548
Cochlear Ltd.	235	35,527
Commonwealth Bank of Australia	6,791	377,572
Computershare Ltd.	1,892	25,584
Crown Resorts Ltd.	1,584	15,897
CSL Ltd.	1,770	258,703
Dexus	3,608	27,036
Domino’s Pizza Enterprises Ltd.(c)	220	8,169
Flight Centre Travel Group Ltd.	264	13,348
Fortescue Metals Group Ltd.	6,028	19,583
Goodman Group	6,428	46,018
GPT Group (The)	7,495	28,750
Harvey Norman Holdings Ltd.	1,320	3,484
Healthscope Ltd.	6,556	10,625
Incitec Pivot Ltd.	7,099	20,001
Insurance Australia Group Ltd.	8,769	52,412
James Hardie Industries PLC	1,731	27,667
LendLease Group	2,288	34,239
Macquarie Group Ltd.	1,247	113,857
Medibank Pvt Ltd.	10,854	25,094
Mirvac Group	13,690	23,204
National Australia Bank Ltd.	10,560	222,399
Newcrest Mining Ltd.	3,036	48,818
Oil Search Ltd.	5,240	34,981
Orica Ltd.	1,540	20,126
Origin Energy Ltd.(b)	6,942	50,420
QBE Insurance Group Ltd.	5,251	39,426
Ramsay Health Care Ltd.	528	22,075
REA Group Ltd.	180	11,615
Rio Tinto Ltd.	1,546	93,323
Santos Ltd.(b)	6,702	31,787
Scentre Group	20,874	65,950
SEEK Ltd.	1,232	19,572
Sonic Healthcare Ltd.	1,672	32,417
South32 Ltd.	19,068	50,605
Stockland	9,881	30,484
Suncorp Group Ltd.	4,972	55,332
Sydney Airport	4,195	22,048

Security	Shares	Value

Australia (continued)
Tabcorp Holdings Ltd.	7,303	$ 25,354
Telstra Corp. Ltd.	16,752	35,368
TPG Telecom Ltd.(c)	1,100	4,710
Transurban Group	8,359	72,705
Treasury Wine Estates Ltd.	2,745	37,588
Vicinity Centres	12,990	25,687
Wesfarmers Ltd.	4,334	159,355
Westpac Banking Corp.	13,108	287,073
Woodside Petroleum Ltd.	3,509	94,274
Woolworths Group Ltd.	4,977	111,330
		3,945,359
Austria — 0.1%
ANDRITZ AG	310	17,599
Erste Group Bank AG	1,159	50,121
OMV AG	602	34,063
Raiffeisen Bank International AG	528	17,626
voestalpine AG	470	23,575
		142,984
Belgium — 0.4%
Ageas	748	40,128
Anheuser-Busch InBev SA/NV	2,929	296,751
Colruyt SA	264	15,791
Groupe Bruxelles Lambert SA	273	29,029
KBC Group NV	983	75,634
Proximus SADP	590	14,449
Solvay SA	253	34,709
Telenet Group Holding NV(b)	235	11,323
UCB SA	499	42,890
Umicore SA	781	45,690
		606,394
Canada — 3.8%
Agnico Eagle Mines Ltd.(c)	910	38,091
Alimentation Couche-Tard Inc., Class B	1,719	78,887
AltaGas Ltd.	836	16,996
ARC Resources Ltd.	1,452	17,230
Atco Ltd./Canada, Class I, NVS	323	9,896
Bank of Montreal	2,552	202,102
Bank of Nova Scotia (The)	4,650	275,321
Barrick Gold Corp.	4,635	51,903
Bausch Health Companies Inc.(b)(c)	1,320	28,661
BCE Inc.	572	24,286
BlackBerry Ltd.(b)	1,892	18,557
Bombardier Inc., Class B(b)	8,404	31,628
Brookfield Asset Management Inc., Class A	3,300	139,122
CAE Inc.	1,100	22,896
Cameco Corp.	1,599	17,267
Canadian Imperial Bank of Commerce	1,688	153,917
Canadian National Railway Co.	2,880	256,855
Canadian Natural Resources Ltd.	4,753	174,496
Canadian Pacific Railway Ltd.	574	113,733
Canadian Tire Corp. Ltd., Class A, NVS	255	34,699
Canadian Utilities Ltd., Class A, NVS	528	13,159
CCL Industries Inc., Class B, NVS	563	28,539
Cenovus Energy Inc.	4,180	41,896
CGI Group Inc., Class A(b)	991	63,920
CI Financial Corp.	1,012	17,667
Constellation Software Inc./Canada	88	63,738
Crescent Point Energy Corp.	2,039	13,891
Dollarama Inc.	1,133	40,899

38	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Emera Inc.	176	$ 5,698
Empire Co. Ltd., Class A, NVS	572	11,783
Enbridge Inc.	6,626	235,116
Encana Corp.	3,644	50,238
Fairfax Financial Holdings Ltd.	88	49,677
Finning International Inc.	587	15,356
First Capital Realty Inc.	382	5,950
First Quantum Minerals Ltd.(c)	2,475	38,570
Fortis Inc./Canada	1,614	53,019
Franco-Nevada Corp.	691	50,642
George Weston Ltd.	206	17,122
Gildan Activewear Inc.	924	23,781
Goldcorp Inc.	3,286	41,037
Great-West Lifeco Inc.	1,131	27,928
H&R REIT	646	10,013
Husky Energy Inc.	1,320	22,426
Hydro One Ltd.(d)	1,263	18,431
IGM Financial Inc.	220	6,598
Imperial Oil Ltd.	1,188	40,649
Industrial Alliance Insurance & Financial Services Inc.	455	18,696
Intact Financial Corp.	526	40,092
Inter Pipeline Ltd.	1,438	27,391
Keyera Corp.	801	23,169
Kinross Gold Corp.(b)	4,532	16,360
Linamar Corp.	176	8,036
Loblaw Companies Ltd.	792	41,839
Lundin Mining Corp.	2,566	14,190
Magna International Inc.	1,337	81,370
Manulife Financial Corp.	7,764	144,069
Methanex Corp.	270	18,635
Metro Inc.	1,031	34,731
National Bank of Canada	1,306	63,966
Nutrien Ltd.	2,528	137,176
Onex Corp.	323	24,156
Open Text Corp.	1,012	37,627
Pembina Pipeline Corp.	1,980	71,171
Power Corp. of Canada	1,511	34,340
Power Financial Corp.	1,056	24,737
PrairieSky Royalty Ltd.	824	15,619
Restaurant Brands International Inc.	880	56,092
RioCan REIT	572	10,904
Rogers Communications Inc., Class B, NVS	1,438	73,247
Royal Bank of Canada	5,612	437,710
Saputo Inc.	865	28,813
Seven Generations Energy Ltd., Class A(b)	880	10,044
Shaw Communications Inc., Class B, NVS	1,526	31,891
Shopify Inc., Class A(b)(c)	335	46,627
SmartCentres Real Estate Investment Trust	147	3,426
SNC-Lavalin Group Inc.	725	32,079
Sun Life Financial Inc.	2,391	97,697
Suncor Energy Inc.	6,336	266,579
Teck Resources Ltd., Class B	1,981	51,625
TELUS Corp.	851	31,079
Thomson Reuters Corp.	1,086	45,025
Toronto-Dominion Bank (The)	7,128	422,479
Tourmaline Oil Corp.	882	17,410
TransCanada Corp.	3,432	154,229
Turquoise Hill Resources Ltd.(b)	3,379	9,369
Vermilion Energy Inc.	558	19,191
Waste Connections Inc.	1,012	78,541

Security	Shares	Value

Canada (continued)
West Fraser Timber Co. Ltd.	279	$ 17,314
Wheaton Precious Metals Corp.	1,672	35,007
WSP Global Inc.	352	19,990
		5,588,024
Denmark — 0.7%
AP Moller - Maersk A/S, Class A(c)	17	22,894
AP Moller - Maersk A/S, Class B, NVS(c)	23	33,095
Carlsberg A/S, Class B	422	50,914
Chr Hansen Holding A/S	352	36,476
Coloplast A/S, Class B	441	48,136
Danske Bank A/S	2,952	85,886
DSV A/S	748	62,779
Genmab A/S(b)	236	40,475
H Lundbeck A/S	264	19,127
ISS A/S	619	23,157
Novo Nordisk A/S, Class B	6,821	340,822
Novozymes A/S, Class B	910	47,949
Orsted A/S(d)	763	47,094
Pandora A/S	494	35,146
Tryg A/S	499	12,218
Vestas Wind Systems A/S	841	54,299
William Demant Holding A/S(b)	456	21,814
		982,281
Finland — 0.4%
Elisa OYJ	613	26,660
Fortum OYJ	1,540	38,704
Kone OYJ, Class B	1,232	67,448
Metso OYJ	426	15,601
Neste OYJ	527	43,545
Nokia OYJ	22,222	120,800
Nokian Renkaat OYJ	440	19,095
Orion OYJ, Class B	382	13,167
Sampo OYJ, Class A	1,759	89,446
Stora Enso OYJ, Class R	2,083	34,450
UPM-Kymmene OYJ	1,997	70,939
Wartsila OYJ Abp	1,652	35,740
		575,595
France — 4.2%
Accor SA, NVS	749	38,630
Aeroports de Paris, NVS	118	26,426
Air Liquide SA	1,681	215,371
Airbus SE	2,239	277,693
Alstom SA, NVS	660	29,638
Amundi SA(d)	241	16,648
Arkema SA, NVS	244	30,619
Atos SE	379	50,930
AXA SA, NVS	7,627	192,758
BioMerieux, NVS	132	10,997
BNP Paribas SA	4,345	283,019
Bollore SA, NVS	3,271	15,240
Bouygues SA, NVS	839	36,921
Bureau Veritas SA, NVS	1,012	26,085
Capgemini SE	612	78,625
Carrefour SA, NVS	2,200	39,538
Casino Guichard Perrachon SA, NVS	220	8,968
Cie. de Saint-Gobain, NVS	1,988	88,565
Cie. Generale des Etablissements Michelin SCA, NVS	673	86,698
CNP Assurances, NVS	704	16,474
Covivio	147	15,334

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Credit Agricole SA	4,457	$ 62,657
Danone SA, NVS	2,332	183,386
Dassault Aviation SA, NVS	10	18,487
Dassault Systemes SE, NVS	484	72,374
Edenred, NVS	913	35,968
Eiffage SA, NVS	296	33,151
Electricite de France SA, NVS	2,074	31,061
Engie SA	7,112	114,960
Essilor International Cie Generale d’Optique SA, NVS	807	119,162
Eurazeo SA, NVS	172	13,313
Eurofins Scientific SE, NVS	45	24,567
Eutelsat Communications SA	572	12,261
Faurecia SA, NVS	304	20,680
Gecina SA	198	33,801
Getlink, NVS	1,804	23,841
Hermes International, NVS	133	84,282
ICADE	147	14,241
Iliad SA, NVS	103	16,330
Imerys SA, NVS	118	9,168
Ingenico Group SA, NVS	221	18,349
Ipsen SA, NVS	132	21,955
JCDecaux SA	264	8,630
Kering SA, NVS	308	164,331
Klepierre SA	822	31,037
Legrand SA	969	71,247
L’Oreal SA	977	239,488
LVMH Moet Hennessy Louis Vuitton SE, NVS	1,056	369,251
Natixis SA	4,021	28,934
Orange SA, NVS	7,862	134,442
Pernod Ricard SA, NVS	826	133,323
Peugeot SA, NVS	2,284	65,768
Publicis Groupe SA, NVS	846	54,106
Remy Cointreau SA, NVS	88	12,026
Renault SA, NVS	748	65,894
Rexel SA	1,012	15,849
Safran SA	1,310	162,550
Sanofi, NVS	4,415	384,178
Schneider Electric SE, NVS	2,162	174,141
SCOR SE	665	25,871
SEB SA, NVS	91	17,313
SES SA	1,496	29,923
Societe BIC SA, NVS	118	11,287
Societe Generale SA, NVS	2,950	131,542
Sodexo SA, NVS	367	40,656
STMicroelectronics NV	2,505	54,531
Suez	1,276	18,073
Teleperformance, NVS	228	41,830
Thales SA, NVS	411	54,076
TOTAL SA, NVS	9,350	611,107
Ubisoft Entertainment SA, NVS(b)	260	28,730
Unibail-Rodamco-Westfield(b)	142	31,543
Unibail-Rodamco-Westfield, New	393	87,299
Valeo SA, NVS	966	47,471
Veolia Environnement SA, NVS	1,980	45,257
Vinci SA	1,951	196,318
Vivendi SA, NVS	3,948	102,550
Wendel SA, NVS	132	19,259
		6,259,002
Germany — 3.6%
1&1 Drillisch AG(c)	218	12,970

Security	Shares	Value

Germany (continued)
adidas AG	728	$ 161,117
Allianz SE, Registered	1,672	370,019
Axel Springer SE	206	15,402
BASF SE	3,520	338,382
Bayer AG, Registered	3,495	389,549
Bayerische Motoren Werke AG	1,276	123,455
Beiersdorf AG	396	46,149
Brenntag AG	602	36,120
Commerzbank AG(b)	4,312	46,598
Continental AG	415	95,658
Covestro AG(d)	774	74,351
Daimler AG, Registered	3,608	249,704
Delivery Hero SE(b)(d)	396	22,509
Deutsche Bank AG, Registered(c)	7,744	101,373
Deutsche Boerse AG	754	99,426
Deutsche Lufthansa AG, Registered	792	22,240
Deutsche Post AG, Registered	3,784	133,665
Deutsche Telekom AG, Registered	13,244	219,271
Deutsche Wohnen SE	1,398	68,145
E.ON SE	8,756	98,802
Evonik Industries AG(c)	572	21,182
Fraport AG Frankfurt Airport Services Worldwide	176	17,582
Fresenius Medical Care AG & Co. KGaA	818	79,956
Fresenius SE & Co. KGaA	1,614	124,676
GEA Group AG	704	27,512
Hannover Rueck SE	250	33,346
HeidelbergCement AG	573	48,687
Henkel AG & Co. KGaA	426	45,707
HOCHTIEF AG	88	15,826
HUGO BOSS AG	264	23,810
Infineon Technologies AG	4,298	113,954
Innogy SE(b)	598	25,780
K+S AG, Registered	626	16,546
KION Group AG	280	19,244
LANXESS AG(c)	352	28,954
Linde AG	748	184,754
MAN SE	137	15,381
Merck KGaA	528	54,291
METRO AG(c)	631	7,796
MTU Aero Engines AG	208	44,050
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	593	131,656
OSRAM Licht AG(c)	409	18,271
ProSiebenSat.1 Media SE(c)	866	23,447
Puma SE	26	13,051
QIAGEN NV(b)	892	32,344
RTL Group SA	132	9,846
RWE AG	2,080	54,612
SAP SE	3,786	442,317
Siemens AG, Registered	2,943	415,832
Siemens Healthineers AG(b)(d)	584	26,031
Symrise AG	484	43,764
Telefonica Deutschland Holding AG	3,110	13,635
thyssenkrupp AG	1,614	43,095
TUI AG	1,556	33,290
Uniper SE	663	20,705
United Internet AG, Registered	484	26,050
Volkswagen AG	133	23,047
Vonovia SE	1,938	93,900
Wirecard AG	440	82,243

40	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Zalando SE(b)(d)	411	$ 23,593

		5,244,668
Hong Kong — 1.4%
AIA Group Ltd.	47,000	410,276
ASM Pacific Technology Ltd.	1,200	14,444
Bank of East Asia Ltd. (The)(c)	80	318
BOC Hong Kong Holdings Ltd.	15,000	72,638
CK Asset Holdings Ltd.	10,336	79,096
CK Hutchison Holdings Ltd.	10,836	117,789
CK Infrastructure Holdings Ltd.	2,500	18,558
CLP Holdings Ltd.	6,500	74,259
Galaxy Entertainment Group Ltd.	9,000	72,313
Hang Lung Group Ltd.	4,000	11,826
Hang Lung Properties Ltd.	8,000	16,821
Hang Seng Bank Ltd.	3,100	84,382
Henderson Land Development Co. Ltd.(c)	5,020	27,988
HKT Trust & HKT Ltd.	15,740	21,021
Hong Kong & China Gas Co. Ltd.	48,698	99,417
Hong Kong Exchanges & Clearing Ltd.	4,700	138,715
Hongkong Land Holdings Ltd.	4,400	31,988
Hysan Development Co. Ltd.	3,000	16,420
Jardine Matheson Holdings Ltd.	800	54,000
Jardine Strategic Holdings Ltd.	800	31,904
Kerry Properties Ltd.	2,500	12,664
Li & Fung Ltd.(c)	24,000	8,135
Link REIT	9,000	89,230
Melco Resorts & Entertainment Ltd., ADR	873	22,576
MGM China Holdings Ltd.(c)	3,600	7,744
Minth Group Ltd.(c)	2,000	7,544
MTR Corp. Ltd.	6,500	36,446
New World Development Co. Ltd.	23,333	33,243
NWS Holdings Ltd.	7,000	12,649
PCCW Ltd.	19,000	11,089
Power Assets Holdings Ltd.	5,500	38,935
Sands China Ltd.	9,600	49,424
Shangri-La Asia Ltd.	4,000	6,545
Sino Land Co. Ltd.	14,000	24,050
SJM Holdings Ltd.	8,000	9,716
Sun Hung Kai Properties Ltd.	6,000	94,047
Swire Pacific Ltd., Class A	2,000	21,689
Swire Properties Ltd.	8,800	34,652
Techtronic Industries Co. Ltd.	5,393	30,033
WH Group Ltd.(d)	44,000	35,325
Wharf Holdings Ltd. (The)	5,000	16,535
Wharf Real Estate Investment Co. Ltd.	5,000	36,415
Wheelock & Co. Ltd.	3,000	21,256
Wynn Macau Ltd.	6,000	17,663
Yue Yuen Industrial Holdings Ltd.	3,000	8,067

		2,079,845
Ireland — 0.2%
AIB Group PLC	3,104	17,796
Bank of Ireland Group PLC	3,240	27,845
CRH PLC	3,320	113,740
Irish Bank Resolution Corp. Ltd.(a)(b)	6,552	—
Kerry Group PLC, Class A	631	66,964
Paddy Power Betfair PLC	321	35,023
Smurfit Kappa Group PLC	836	34,314

		295,682

Security	Shares	Value
Israel — 0.2%
Azrieli Group Ltd.	176	$ 8,420
Bank Hapoalim BM	4,283	30,264
Bank Leumi Le-Israel BM	5,632	35,272
Bezeq The Israeli Telecommunication Corp. Ltd.	7,920	8,387
Check Point Software Technologies Ltd.(b)(c)	489	55,096
Elbit Systems Ltd.	88	10,543
Frutarom Industries Ltd.	147	14,838
Israel Chemicals Ltd.	2,815	13,452
Mizrahi Tefahot Bank Ltd.	499	9,692
Nice Ltd.(b)	250	27,250
Teva Pharmaceutical Industries Ltd., ADR, NVS(c)	3,784	90,589

		303,803
Italy — 0.9%
Assicurazioni Generali SpA	4,623	82,219
Atlantia SpA	1,936	57,468
CNH Industrial NV	3,828	44,946
Davide Campari-Milano SpA, NVS(c)	2,318	19,555
Enel SpA	31,064	173,372
Eni SpA	9,900	190,711
Ferrari NV	463	61,649
Fiat Chrysler Automobiles NV(b)	4,289	73,258
Intesa Sanpaolo SpA	52,735	162,525
Leonardo SpA(c)	1,485	17,810
Luxottica Group SpA	662	44,848
Mediobanca Banca di Credito Finanziario SpA	2,510	26,091
Moncler SpA	704	31,070
Pirelli & C SpA(b)(d)	1,672	14,618
Poste Italiane SpA(d)	2,068	19,275
Prysmian SpA	815	20,931
Recordati SpA	426	15,940
Snam SpA	7,569	32,546
Telecom Italia SpA/Milano(b)	43,542	33,594
Tenaris SA	1,848	33,796
Terna Rete Elettrica Nazionale SpA	6,616	37,080
UniCredit SpA	7,757	137,630

		1,330,932
Netherlands — 1.5%
ABN AMRO Group NV, CVA(d)	1,521	42,178
Aegon NV	6,344	41,879
AerCap Holdings NV(b)	572	32,106
Akzo Nobel NV	994	91,996
ArcelorMittal	2,615	84,187
ASML Holding NV	1,584	340,092
EXOR NV	411	27,065
Heineken Holding NV	451	43,614
Heineken NV	1,013	102,573
ING Groep NV	15,136	232,035
Koninklijke Ahold Delhaize NV	5,009	127,501
Koninklijke DSM NV	675	71,981
Koninklijke KPN NV	13,202	38,231
Koninklijke Philips NV	3,652	160,409
Koninklijke Vopak NV(c)	294	13,856
NN Group NV	1,203	53,234
NXP Semiconductors NV(b)	1,344	128,137
Randstad NV	470	29,839
RELX NV	4,017	87,398
Unilever NV, CVA	5,817	335,136
Wolters Kluwer NV	1,165	70,282

		2,153,729

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
New Zealand — 0.1%
a2 Milk Co. Ltd.(b)(c)	2,860	$ 20,367
Auckland International Airport Ltd.	3,887	17,664
Fisher & Paykel Healthcare Corp. Ltd.	2,242	22,590
Fletcher Building Ltd.	2,873	13,750
Meridian Energy Ltd.	5,243	11,208
Ryman Healthcare Ltd.(c)	1,438	11,914
Spark New Zealand Ltd.	6,908	18,201

		115,694
Norway — 0.3%
Aker BP ASA	440	15,748
DNB ASA	3,858	77,919
Equinor ASA	4,551	120,991
Gjensidige Forsikring ASA	807	12,966
Marine Harvest ASA	1,620	35,463
Norsk Hydro ASA	5,256	29,998
Orkla ASA	2,935	24,857
Schibsted ASA, Class B	308	10,018
Telenor ASA	2,904	56,852
Yara International ASA(c)	675	29,817

		414,629
Portugal — 0.1%
EDP - Energias de Portugal SA	9,358	38,202
Galp Energia SGPS SA	2,026	41,698
Jeronimo Martins SGPS SA	748	11,141

		91,041
Singapore — 0.5%
Ascendas REIT	8,837	17,852
CapitaLand Commercial Trust	10,958	14,087
CapitaLand Ltd.	8,800	20,880
CapitaLand Mall Trust(c)	8,800	13,963
City Developments Ltd.(c)	1,600	11,765
ComfortDelGro Corp. Ltd.	8,800	15,192
DBS Group Holdings Ltd.	7,000	137,552
Genting Singapore Ltd.	22,800	21,438
Golden Agri-Resources Ltd.	30,800	6,335
Jardine Cycle & Carriage Ltd.(c)	310	7,656
Keppel Corp. Ltd.	4,400	22,205
Oversea-Chinese Banking Corp. Ltd.(c)	12,525	106,453
SATS Ltd.	4,400	16,775
Sembcorp Industries Ltd.(c)	4,400	8,662
Singapore Exchange Ltd.	3,200	17,489
Singapore Press Holdings Ltd.(c)	4,500	9,620
Singapore Technologies Engineering Ltd.	4,400	11,054
Singapore Telecommunications Ltd.(c)	31,600	74,514
Suntec REIT	10,300	13,922
United Overseas Bank Ltd.	5,300	105,198
UOL Group Ltd.	4,400	23,175
Wilmar International Ltd.	8,800	20,234
Yangzijiang Shipbuilding Holdings Ltd.	8,800	6,109

		702,130
Spain — 1.2%
ACS Actividades de Construccion y Servicios SA	948	41,617
Aena SME SA(d)	266	48,366
Amadeus IT Group SA	1,716	146,570
Banco Bilbao Vizcaya Argentaria SA	26,019	191,368
Banco de Sabadell SA	21,171	35,386
Banco Santander SA	62,612	353,073
Bankia SA	4,946	19,508
Bankinter SA	2,240	21,654

Security	Shares	Value
Spain (continued)
CaixaBank SA	13,201	$ 61,119
Enagas SA	959	26,840
Endesa SA	1,203	27,842
Ferrovial SA	1,804	37,318
Grifols SA	1,204	35,007
Iberdrola SA	22,809	177,477
Iberdrola SA, New(b)	667	5,186
Industria de Diseno Textil SA	4,259	139,780
International Consolidated Airlines Group SA	1,936	17,999
Mapfre SA	4,327	13,614
Naturgy Energy Group SA	1,364	36,994
Red Electrica Corp. SA	1,485	31,519
Repsol SA	5,311	105,485
Siemens Gamesa Renewable Energy SA(c)	939	13,278
Telefonica SA	18,348	165,111

		1,752,111
Sweden — 1.0%
Alfa Laval AB	1,059	29,131
Assa Abloy AB, Class B	3,990	79,173
Atlas Copco AB, Class A	2,655	76,086
Atlas Copco AB, Class B	1,540	40,391
Boliden AB	1,012	30,176
Electrolux AB, Series B	983	23,091
Epiroc AB, Class A(b)	2,655	31,812
Epiroc AB, Class B(b)	1,540	16,332
Essity AB, Class B	2,328	58,263
Hennes & Mauritz AB, Class B(c)	3,168	49,323
Hexagon AB, Class B	1,045	63,771
Husqvarna AB, Class B	1,452	11,498
ICA Gruppen AB(c)	308	10,225
Industrivarden AB, Class C	572	12,069
Investor AB, Class B	1,760	76,797
Kinnevik AB, Class B	968	33,458
L E Lundbergforetagen AB, Class B	323	10,565
Lundin Petroleum AB	690	22,781
Millicom International Cellular SA, SDR	264	16,916
Nordea Bank AB	11,928	126,956
Sandvik AB	4,268	78,132
Securitas AB, Class B	1,298	23,385
Skandinaviska Enskilda Banken AB, Class A	6,116	65,486
Skanska AB, Class B	1,452	27,366
SKF AB, Class B	1,571	32,326
Svenska Handelsbanken AB, Class A	6,204	76,716
Swedbank AB, Class A	3,550	84,118
Swedish Match AB	763	41,751
Tele2 AB, Class B	1,321	17,748
Telefonaktiebolaget LM Ericsson, Class B	11,822	92,676
Telia Co. AB	10,326	49,711
Volvo AB, Class B	6,204	108,842

		1,517,071
Switzerland — 3.1%
ABB Ltd., Registered	7,001	160,599
Adecco Group AG, Registered	648	39,914
Baloise Holding AG, Registered	190	29,690
Barry Callebaut AG, Registered	9	15,364
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	7	48,293
Cie. Financiere Richemont SA, Registered	2,039	179,185
Clariant AG, Registered	696	16,655

42	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland (continued)
Coca-Cola HBC AG	749	$ 26,862
Credit Suisse Group AG, Registered	9,944	160,410
Dufry AG, Registered	132	17,480
EMS-Chemie Holding AG, Registered	44	28,222
Geberit AG, Registered	140	62,463
Givaudan SA, Registered	44	103,244
Julius Baer Group Ltd.	880	48,391
Kuehne + Nagel International AG, Registered	202	32,310
LafargeHolcim Ltd., Registered	1,892	96,779
Lonza Group AG, Registered	282	86,964
Nestle SA, Registered	12,012	979,160
Novartis AG, Registered	8,645	726,879
Pargesa Holding SA, Bearer	148	12,393
Partners Group Holding AG	44	33,444
Roche Holding AG, NVS	2,728	669,738
Schindler Holding AG, Participation Certificates, NVS	160	37,301
Schindler Holding AG, Registered	90	20,382
SGS SA, Registered	21	54,854
Sika AG, Registered	528	75,147
Sonova Holding AG, Registered	236	43,576
Straumann Holding AG, Registered	44	34,222
Swatch Group AG (The), Bearer	132	59,320
Swatch Group AG (The), Registered	178	14,680
Swiss Life Holding AG, Registered	132	47,427
Swiss Prime Site AG, Registered	202	18,537
Swiss Re AG	1,237	113,429
Swisscom AG, Registered	88	41,360
Temenos AG, Registered	220	35,444
UBS Group AG, Registered	15,078	248,482
Vifor Pharma AG	191	36,213
Zurich Insurance Group AG	586	180,358

		4,635,171
United Kingdom — 6.9%
3i Group PLC	3,876	48,179
Admiral Group PLC	808	20,997
Anglo American PLC(c)	4,327	98,353
Antofagasta PLC	1,379	18,143
Aptiv PLC	1,000	98,070
Ashtead Group PLC	1,980	60,802
Associated British Foods PLC	1,402	45,149
AstraZeneca PLC	4,885	375,823
Auto Trader Group PLC(d)	4,122	22,996
Aviva PLC	15,578	102,172
Babcock International Group PLC	1,029	9,646
BAE Systems PLC	12,100	103,677
Barclays PLC	66,101	168,179
Barratt Developments PLC	3,799	26,611
Berkeley Group Holdings PLC	529	25,904
BHP Billiton PLC	8,287	190,733
BP PLC	77,396	582,039
British American Tobacco PLC	8,934	492,323
British Land Co. PLC (The)	3,799	32,900
BT Group PLC	32,032	98,112
Bunzl PLC	1,144	33,990
Burberry Group PLC	1,614	44,609
Carnival PLC	754	43,766
Centrica PLC	21,753	42,445
Coca-Cola European Partners PLC, NVS	836	34,477
Compass Group PLC	6,224	133,854
ConvaTec Group PLC(d)	4,620	13,272

Security	Shares	Value
United Kingdom (continued)
Croda International PLC	569	$ 38,364
DCC PLC	353	32,645
Diageo PLC	9,507	349,432
Direct Line Insurance Group PLC	5,297	23,895
easyJet PLC	704	14,951
Experian PLC	3,441	84,587
Ferguson PLC	933	73,554
Fresnillo PLC	876	11,939
G4S PLC	5,486	19,862
GlaxoSmithKline PLC	19,186	398,045
Glencore PLC	45,347	198,974
GVC Holdings PLC	2,115	32,460
Hammerson PLC	3,344	22,889
Hargreaves Lansdown PLC	949	25,843
HSBC Holdings PLC	78,175	749,099
Imperial Brands PLC	3,740	143,352
Informa PLC	4,908	50,822
InterContinental Hotels Group PLC	711	43,900
Intertek Group PLC	660	50,906
Investec PLC	2,244	16,243
ITV PLC	14,506	31,368
J Sainsbury PLC	6,146	26,363
John Wood Group PLC	2,643	22,528
Johnson Matthey PLC	781	38,520
Kingfisher PLC	8,449	32,883
Land Securities Group PLC	2,994	37,027
Legal & General Group PLC	22,528	77,631
Lloyds Banking Group PLC	278,970	228,273
London Stock Exchange Group PLC	1,232	71,059
Marks & Spencer Group PLC	6,688	27,021
Mediclinic International PLC	1,567	10,524
Meggitt PLC	3,139	23,479
Melrose Industries PLC	18,788	53,209
Merlin Entertainments PLC(d)	2,934	15,156
Micro Focus International PLC	822	13,478
Mondi PLC	1,410	38,785
National Grid PLC	13,554	144,600
Next PLC	587	45,707
NMC Health PLC	396	19,718
Pearson PLC	2,816	34,154
Persimmon PLC	1,203	39,167
Prudential PLC	10,032	237,529
Randgold Resources Ltd.	356	26,478
Reckitt Benckiser Group PLC	2,567	228,873
RELX PLC	3,951	86,163
Rio Tinto PLC	4,797	264,063
Rolls-Royce Holdings PLC	6,233	81,026
Royal Bank of Scotland Group PLC(b)	19,260	64,525
Royal Dutch Shell PLC, Class A	17,755	609,037
Royal Dutch Shell PLC, Class B	14,569	510,548
Royal Mail PLC	3,256	20,027
RSA Insurance Group PLC	3,873	32,728
Sage Group PLC (The)	4,226	34,480
Schroders PLC	470	19,192
Segro PLC	3,826	33,375
Sensata Technologies Holding PLC(b)(c)	660	35,884
Severn Trent PLC	910	23,092
Shire PLC	3,559	203,127
Sky PLC	3,960	79,139
Smith & Nephew PLC	3,168	54,875

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Smiths Group PLC	1,555	$ 32,922
SSE PLC	3,844	63,030
St. James’s Place PLC	2,051	32,433
Standard Chartered PLC	10,958	98,894
Standard Life Aberdeen PLC	10,342	42,367
Taylor Wimpey PLC	11,939	27,399
Tesco PLC	37,532	128,153
Travis Perkins PLC	1,027	16,112
Unilever PLC	4,928	281,521
United Utilities Group PLC	2,599	24,519
Vodafone Group PLC	103,809	253,279
Weir Group PLC (The)	856	21,879
Whitbread PLC	719	36,924
Wm Morrison Supermarkets PLC	8,771	30,064
WPP PLC	4,884	76,367

		10,189,657
United States — 65.9%
3M Co.	2,288	485,788
Abbott Laboratories	6,732	441,215
AbbVie Inc.	5,891	543,327
ABIOMED Inc.(b)	176	62,397
Accenture PLC, Class A	2,347	373,947
Activision Blizzard Inc.	2,769	203,300
Acuity Brands Inc.(c)	176	24,469
Adobe Systems Inc.(b)	1,906	466,360
Advance Auto Parts Inc.	294	41,522
Advanced Micro Devices Inc.(b)(c)	3,655	66,996
AES Corp./VA	2,816	37,622
Aetna Inc.	1,259	237,183
Affiliated Managers Group Inc.	223	35,682
Aflac Inc.	3,022	140,644
AGCO Corp.	275	17,330
Agilent Technologies Inc.	1,286	84,927
AGNC Investment Corp.	1,321	25,720
Air Products & Chemicals Inc.	852	139,873
Akamai Technologies Inc.(b)	675	50,800
Albemarle Corp.	415	39,093
Alexandria Real Estate Equities Inc.	352	44,859
Alexion Pharmaceuticals Inc.(b)	880	117,005
Align Technology Inc.(b)	308	109,848
Alkermes PLC(b)(c)	572	25,082
Alleghany Corp.	53	33,351
Allegion PLC	352	28,702
Allergan PLC	1,301	239,501
Alliance Data Systems Corp.	186	41,828
Alliant Energy Corp.	866	37,212
Allstate Corp. (The)	1,408	133,929
Ally Financial Inc.	1,705	45,626
Alnylam Pharmaceuticals Inc.(b)	359	34,105
Alphabet Inc., Class A(b)	1,144	1,403,940
Alphabet Inc., Class C, NVS(b)	1,232	1,499,664
Altria Group Inc.	7,349	431,239
Amazon.com Inc.(b)	1,608	2,858,124
AMERCO	44	16,592
Ameren Corp.	968	60,074
American Airlines Group Inc.	489	19,335
American Electric Power Co. Inc.	1,936	137,727
American Express Co.	2,831	281,741
American Financial Group Inc./OH	294	33,131
American International Group Inc.	3,476	191,910

Security	Shares	Value

United States (continued)
American Tower Corp.(c)	1,697	$ 251,563
American Water Works Co. Inc.	690	60,892
Ameriprise Financial Inc.	561	81,721
AmerisourceBergen Corp.	646	52,862
AMETEK Inc.	929	72,276
Amgen Inc.	2,618	514,568
Amphenol Corp., Class A	1,207	112,867
Anadarko Petroleum Corp.	2,069	151,347
Analog Devices Inc.	1,452	139,595
Andeavor	543	81,483
Annaly Capital Management Inc.	4,517	48,422
ANSYS Inc.(b)	336	56,744
Antero Resources Corp.(b)	851	17,480
Anthem Inc.	991	250,723
AO Smith Corp.	572	34,051
Aon PLC	975	139,961
Apache Corp.	1,482	68,172
Apple Inc.	19,668	3,742,624
Applied Materials Inc.	4,035	196,222
Aramark	970	39,004
Arch Capital Group Ltd.(b)(c)	1,584	48,407
Archer-Daniels-Midland Co.	2,202	106,269
Arconic Inc.	1,698	36,830
Arista Networks Inc.(b)	191	48,844
Arrow Electronics Inc.(b)	367	27,833
Arthur J Gallagher & Co.	675	48,161
Assurant Inc.	229	25,259
AT&T Inc.	28,101	898,389
Athene Holding Ltd., Class A, NVS(b)	572	26,238
Atmos Energy Corp.	440	40,423
Autodesk Inc.(b)	851	109,302
Autoliv Inc.	330	33,812
Automatic Data Processing Inc.	1,704	230,023
AutoZone Inc.(b)	88	62,087
AvalonBay Communities Inc.	529	93,554
Avery Dennison Corp.	352	40,367
Avnet Inc.	484	21,223
Axalta Coating Systems Ltd.(b)	906	27,406
Axis Capital Holdings Ltd.	382	21,606
Baker Hughes a GE Co.	1,628	56,296
Ball Corp.	1,233	48,050
Bank of America Corp.	37,646	1,162,508
Bank of New York Mellon Corp. (The)	3,872	207,036
Baxter International Inc.	1,940	140,553
BB&T Corp.	2,970	150,906
Becton Dickinson and Co.	1,022	255,878
Berkshire Hathaway Inc., Class B(b)	4,928	975,103
Best Buy Co. Inc.	1,029	77,206
Biogen Inc.(b)	815	272,512
BioMarin Pharmaceutical Inc.(b)(c)	690	69,386
BlackRock Inc.(e)	469	235,794
Boeing Co. (The)	2,156	768,183
Booking Holdings Inc.(b)	189	383,428
BorgWarner Inc.	807	37,138
Boston Properties Inc.	572	71,803
Boston Scientific Corp.(b)	5,280	177,461
Brighthouse Financial Inc.(b)	333	14,462
Bristol-Myers Squibb Co.	6,293	369,714
Broadcom Inc.	1,584	351,284
Broadridge Financial Solutions Inc.	455	51,406

44	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Brown-Forman Corp., Class B, NVS	1,030	$ 54,817
Bunge Ltd.	558	38,575
CA Inc.	1,236	54,644
Cabot Oil & Gas Corp.	1,804	42,394
Cadence Design Systems Inc.(b)	1,115	49,160
Camden Property Trust	352	32,592
Campbell Soup Co.	719	29,407
Capital One Financial Corp.	1,892	178,453
Cardinal Health Inc.	1,232	61,538
CarMax Inc.(b)	704	52,575
Carnival Corp.	1,628	96,443
Caterpillar Inc.	2,337	336,061
Cboe Global Markets Inc.	418	40,600
CBRE Group Inc., Class A(b)	1,189	59,212
CBS Corp., Class B, NVS	1,360	71,631
CDK Global Inc.	496	30,975
CDW Corp./DE	616	51,799
Celanese Corp., Series A	490	57,874
Celgene Corp.(b)	2,948	265,585
Centene Corp.(b)	771	100,484
CenterPoint Energy Inc.	1,643	46,793
CenturyLink Inc.	3,688	69,224
Cerner Corp.(b)	1,188	73,751
CF Industries Holdings Inc.	910	40,422
CH Robinson Worldwide Inc.	525	48,421
Charles Schwab Corp. (The)	4,738	241,922
Charter Communications Inc., Class A(b)	660	201,023
Chemours Co. (The)	739	33,854
Cheniere Energy Inc.(b)	748	47,498
Chevron Corp.	7,392	933,388
Chipotle Mexican Grill Inc.(b)	103	44,667
Chubb Ltd.	1,807	252,474
Church & Dwight Co. Inc.	972	54,335
Cigna Corp.	948	170,090
Cimarex Energy Co.	368	36,285
Cincinnati Financial Corp.	616	46,588
Cintas Corp.	354	72,386
Cisco Systems Inc.	18,744	792,684
CIT Group Inc.	442	23,395
Citigroup Inc.	9,900	711,711
Citizens Financial Group Inc.	1,899	75,542
Citrix Systems Inc.(b)	536	58,944
Clorox Co. (The)	484	65,422
CME Group Inc.	1,330	211,630
CMS Energy Corp.	1,115	53,899
Coca-Cola Co. (The)	15,940	743,282
Cognex Corp.	680	35,890
Cognizant Technology Solutions Corp., Class A	2,288	186,472
Colgate-Palmolive Co.	3,212	215,236
Comcast Corp., Class A	17,973	643,074
Comerica Inc.	689	66,792
CommScope Holding Co. Inc.(b)	763	24,500
Conagra Brands Inc.	1,658	60,865
Concho Resources Inc.(b)	773	112,742
ConocoPhillips	4,553	328,590
Consolidated Edison Inc.	1,218	96,137
Constellation Brands Inc., Class A	660	138,752
Continental Resources Inc./OK(b)	382	24,398
Cooper Companies Inc. (The)(c)	191	49,755
Copart Inc.(b)	836	47,978

Security	Shares	Value

United States (continued)
Corning Inc.	3,396	$ 112,679
CoStar Group Inc.(b)	135	56,140
Costco Wholesale Corp.	1,708	373,557
Coty Inc., Class A	1,872	25,104
Crown Castle International Corp.	1,547	171,454
Crown Holdings Inc.(b)	551	24,944
CSX Corp.	3,232	228,438
Cummins Inc.	597	85,258
CVS Health Corp.	3,916	253,992
Danaher Corp.	2,419	248,141
Darden Restaurants Inc.	499	53,363
DaVita Inc.(b)	598	42,027
Deere & Co.	1,188	172,011
Dell Technologies Inc., Class V(b)	795	73,553
Delta Air Lines Inc.	716	38,965
DENTSPLY SIRONA Inc.	923	44,406
Devon Energy Corp.	2,039	91,775
Diamondback Energy Inc.	367	48,426
Digital Realty Trust Inc.	805	97,743
Discover Financial Services	1,335	95,332
Discovery Inc., Class A(b)(c)	572	15,204
Discovery Inc., Class C, NVS(b)	1,220	29,951
DISH Network Corp., Class A(b)	881	27,804
Dollar General Corp.	1,083	106,296
Dollar Tree Inc.(b)	924	84,343
Dominion Energy Inc.	2,509	179,920
Domino’s Pizza Inc.(c)	176	46,228
Dover Corp.	631	52,360
DowDuPont Inc.	9,073	623,950
DR Horton Inc.	1,412	61,704
DTE Energy Co.	705	76,521
Duke Energy Corp.	2,686	219,231
Duke Realty Corp.	1,291	37,594
DXC Technology Co.	1,098	93,045
E*TRADE Financial Corp.(b)	1,089	65,133
East West Bancorp. Inc.	575	37,225
Eastman Chemical Co.	527	54,608
Eaton Corp. PLC	1,739	144,633
Eaton Vance Corp., NVS	426	22,633
eBay Inc.(b)	3,640	121,758
Ecolab Inc.	972	136,760
Edison International	1,286	85,686
Edwards Lifesciences Corp.(b)	792	112,820
Electronic Arts Inc.(b)	1,203	154,886
Eli Lilly & Co.	3,828	378,245
Emerson Electric Co.	2,420	174,918
Entergy Corp.	719	58,440
EOG Resources Inc.	2,244	289,341
EQT Corp.	993	49,332
Equifax Inc.	470	58,985
Equinix Inc.	308	135,298
Equity Residential	1,420	92,911
Essex Property Trust Inc.	265	63,719
Estee Lauder Companies Inc. (The), Class A	882	119,017
Everest Re Group Ltd.	152	33,189
Evergy Inc.	1,061	59,511
Eversource Energy	1,190	72,257
Exelon Corp.	3,698	157,165
Expedia Group Inc.	487	65,180
Expeditors International of Washington Inc.	675	51,415

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Express Scripts Holding Co.(b)	2,208	$ 175,448
Extra Space Storage Inc.(c)	514	48,301
Exxon Mobil Corp.	16,368	1,334,156
F5 Networks Inc.(b)	212	36,333
Facebook Inc., Class A(b)	9,284	1,602,233
Fastenal Co.	1,144	65,128
Federal Realty Investment Trust	279	35,014
FedEx Corp.	984	241,936
Fidelity National Financial Inc.	1,013	41,026
Fidelity National Information Services Inc.	1,271	131,078
Fifth Third Bancorp.	2,536	75,040
First Data Corp., Class A(b)	1,763	41,007
First Republic Bank/CA	616	60,898
FirstEnergy Corp.	1,848	65,475
Fiserv Inc.(b)	1,584	119,560
FleetCor Technologies Inc.(b)	359	77,903
Flex Ltd.(b)(c)	2,084	29,093
FLIR Systems Inc.	572	33,519
Flowserve Corp.	543	24,071
Fluor Corp.	528	27,060
FMC Corp.	532	47,816
Ford Motor Co.	14,579	146,373
Fortinet Inc.(b)	528	33,216
Fortive Corp.	1,201	98,578
Fortune Brands Home & Security Inc.	618	35,844
Franklin Resources Inc.	1,350	46,332
Freeport-McMoRan Inc.	5,428	89,562
Gap Inc. (The)	924	27,877
Garmin Ltd.	484	30,226
Gartner Inc.(b)(c)	360	48,755
General Dynamics Corp.	982	196,164
General Electric Co.	33,749	459,999
General Mills Inc.	2,246	103,451
General Motors Co.	4,975	188,602
Genuine Parts Co.	573	55,759
GGP Inc.	2,508	53,471
Gilead Sciences Inc.	5,060	393,820
Global Payments Inc.	616	69,343
GoDaddy Inc., Class A(b)	572	42,111
Goldman Sachs Group Inc. (The)	1,383	328,366
Goodyear Tire & Rubber Co. (The)	924	22,370
H&R Block Inc.	850	21,386
Halliburton Co.	3,432	145,585
Hanesbrands Inc.	1,367	30,429
Harley-Davidson Inc.	560	24,018
Harris Corp.	468	77,197
Hartford Financial Services Group Inc. (The)	1,408	74,202
Hasbro Inc.	455	45,323
HCA Healthcare Inc.	1,062	131,932
HCP Inc.	1,936	50,142
HD Supply Holdings Inc.(b)	616	27,092
Helmerich & Payne Inc.	384	23,558
Henry Schein Inc.(b)(c)	587	46,614
Hershey Co. (The)	558	54,801
Hess Corp.	1,144	75,081
Hewlett Packard Enterprise Co.	5,891	90,957
Hilton Worldwide Holdings Inc.	1,113	87,549
HollyFrontier Corp.	675	50,341
Hologic Inc.(b)	1,109	47,587
Home Depot Inc. (The)	4,497	888,247

Security	Shares	Value

United States (continued)
Honeywell International Inc.	2,907	$ 464,103
Hormel Foods Corp.	1,054	37,912
Host Hotels & Resorts Inc.	2,890	60,517
HP Inc.	6,448	148,820
Humana Inc.	551	173,113
Huntington Bancshares Inc./OH	4,342	67,040
Huntington Ingalls Industries Inc.	176	41,017
IAC/InterActiveCorp.(b)	294	43,291
IDEX Corp.	319	48,992
IDEXX Laboratories Inc.(b)	352	86,215
IHS Markit Ltd.(b)	1,496	79,333
Illinois Tool Works Inc.	1,173	168,126
Illumina Inc.(b)	572	185,534
Incyte Corp.(b)	715	47,576
Ingersoll-Rand PLC	969	95,456
Ingredion Inc.	264	26,743
Intel Corp.	18,172	874,073
Intercontinental Exchange Inc.	2,243	165,780
International Business Machines Corp.	3,562	516,241
International Flavors & Fragrances Inc.	308	40,890
International Paper Co.	1,540	82,744
Interpublic Group of Companies Inc. (The)	1,467	33,081
Intuit Inc.	924	188,718
Intuitive Surgical Inc.(b)	440	223,604
Invesco Ltd.	1,555	41,969
Invitation Homes Inc.(c)	1,222	28,240
IPG Photonics Corp.(b)	150	24,606
IQVIA Holdings Inc.(b)	624	76,091
Iron Mountain Inc.	1,091	38,305
Jack Henry & Associates Inc.	269	36,234
Jacobs Engineering Group Inc.	484	32,733
Jazz Pharmaceuticals PLC(b)	250	43,270
JB Hunt Transport Services Inc.	325	38,967
Jefferies Financial Group Inc.	1,218	29,536
JM Smucker Co. (The)	427	47,448
Johnson & Johnson	10,340	1,370,257
Johnson Controls International PLC	3,565	133,723
Jones Lang LaSalle Inc.	191	32,663
JPMorgan Chase & Co.	13,288	1,527,456
Juniper Networks Inc.	1,423	37,482
Kansas City Southern	385	44,764
Kellogg Co.	1,014	72,024
KeyCorp.	4,180	87,237
Keysight Technologies Inc.(b)	748	43,384
Kimberly-Clark Corp.	1,320	150,295
Kimco Realty Corp.	1,614	26,938
Kinder Morgan Inc./DE	7,628	135,626
KLA-Tencor Corp.	618	72,566
Knight-Swift Transportation Holdings Inc.	530	17,251
Kohl’s Corp.	646	47,720
Kraft Heinz Co. (The)	2,381	143,455
Kroger Co. (The)	3,330	96,570
L Brands Inc.	1,056	33,444
L3 Technologies Inc.	308	66,048
Laboratory Corp. of America Holdings(b)	400	70,136
Lam Research Corp.	617	117,625
Las Vegas Sands Corp.	1,540	110,726
Lear Corp.	268	48,275
Leggett & Platt Inc.	499	21,741
Leidos Holdings Inc.	588	40,231

46	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Lennar Corp., Class A	1,104	$ 57,706
Lennox International Inc.	147	31,911
Liberty Broadband Corp., Class C, NVS(b)(c)	399	31,709
Liberty Global PLC, Series A(b)	530	14,962
Liberty Global PLC, Series C, NVS(b)	2,288	62,096
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	793	27,953
Liberty Media Corp.-Liberty SiriusXM, Class A(b)(c)	360	16,970
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	660	31,172
Liberty Property Trust	572	24,516
Lincoln National Corp.	792	53,935
Live Nation Entertainment Inc.(b)	570	28,090
LKQ Corp.(b)	1,203	40,325
Lockheed Martin Corp.	1,012	330,013
Loews Corp.	1,130	57,381
Lowe’s Companies Inc.	3,229	320,769
Lululemon Athletica Inc.(b)	371	44,501
LyondellBasell Industries NV, Class A	1,256	139,152
M&T Bank Corp.	528	91,529
Macerich Co. (The)	405	23,919
Macy’s Inc.	1,218	48,391
ManpowerGroup Inc.	264	24,621
Marathon Oil Corp.	3,183	67,225
Marathon Petroleum Corp.	1,818	146,949
Markel Corp.(b)	53	62,010
Marriott International Inc./MD, Class A	1,170	149,573
Marsh & McLennan Companies Inc.	1,966	163,886
Martin Marietta Materials Inc.	220	43,872
Marvell Technology Group Ltd.	2,244	47,820
Masco Corp.	1,191	48,033
Mastercard Inc., Class A	3,615	715,770
Mattel Inc.(c)	1,364	21,647
Maxim Integrated Products Inc.	1,144	69,944
McCormick & Co. Inc./MD, NVS	455	53,481
McDonald’s Corp.	3,060	482,072
McKesson Corp.	813	102,113
Medtronic PLC	5,244	473,166
MercadoLibre Inc.	176	60,352
Merck & Co. Inc.	10,428	686,892
MetLife Inc.	3,476	158,992
Mettler-Toledo International Inc.(b)	96	56,881
MGM Resorts International	2,098	65,814
Michael Kors Holdings Ltd.(b)	587	39,171
Microchip Technology Inc.	928	86,703
Micron Technology Inc.(b)	4,507	237,925
Microsoft Corp.	28,292	3,001,215
Mid-America Apartment Communities Inc.	455	45,855
Middleby Corp. (The)(b)	202	20,701
Mohawk Industries Inc.(b)	220	41,439
Molson Coors Brewing Co., Class B	763	51,121
Mondelez International Inc., Class A	5,896	255,768
Monster Beverage Corp.(b)	1,599	95,972
Moody’s Corp.	660	112,939
Morgan Stanley	5,204	263,114
Mosaic Co. (The)	1,276	38,420
Motorola Solutions Inc.	616	74,721
MSCI Inc.	367	60,992
Mylan NV(b)	1,919	71,598
Nasdaq Inc.	429	39,211
National Oilwell Varco Inc.	1,467	71,326
National Retail Properties Inc.(c)	616	27,480

Security	Shares	Value
United States (continued)
Nektar Therapeutics(b)	616	$ 32,402
NetApp Inc.	1,042	80,776
Netflix Inc.(b)	1,684	568,266
New York Community Bancorp. Inc.	2,024	21,798
Newell Brands Inc.	1,936	50,704
Newfield Exploration Co.(b)	690	19,817
Newmont Mining Corp.	2,098	76,955
News Corp., Class A, NVS	1,548	23,328
NextEra Energy Inc.	1,804	302,242
Nielsen Holdings PLC	1,417	33,385
NIKE Inc., Class B	5,104	392,549
NiSource Inc.	1,306	34,191
Noble Energy Inc.	1,966	70,953
Nordstrom Inc.	485	25,419
Norfolk Southern Corp.	1,100	185,900
Northern Trust Corp.	807	88,141
Northrop Grumman Corp.	660	198,323
Norwegian Cruise Line Holdings Ltd.(b)	836	41,825
Nucor Corp.	1,256	84,064
NVIDIA Corp.	2,244	549,466
NVR Inc.(b)	14	38,632
O’Reilly Automotive Inc.(b)	323	98,838
Occidental Petroleum Corp.	3,017	253,217
OGE Energy Corp.	778	28,195
Old Dominion Freight Line Inc.	245	35,966
Omnicom Group Inc.	925	63,668
ON Semiconductor Corp.(b)	1,716	37,838
ONEOK Inc.	1,617	113,901
Oracle Corp.	12,081	576,022
Owens Corning	440	27,377
PACCAR Inc.	1,364	89,642
Packaging Corp. of America	338	38,160
Palo Alto Networks Inc.(b)	352	69,788
Parker-Hannifin Corp.	528	89,258
Parsley Energy Inc., Class A(b)	836	26,275
Paychex Inc.	1,278	88,208
PayPal Holdings Inc.(b)	4,463	366,591
Pentair PLC	662	29,558
People’s United Financial Inc.	1,364	24,866
PepsiCo Inc.	5,500	632,500
Perrigo Co. PLC	514	41,387
Pfizer Inc.	23,056	920,626
PG&E Corp.	1,924	82,886
Philip Morris International Inc.	6,072	524,014
Phillips 66	1,717	211,775
Pinnacle West Capital Corp.	426	34,263
Pioneer Natural Resources Co.	665	125,865
Plains GP Holdings LP, Class A	551	13,384
PNC Financial Services Group Inc. (The)(e)	1,804	261,273
Polaris Industries Inc.	250	26,355
PPG Industries Inc.	975	107,893
PPL Corp.	2,670	76,816
Praxair Inc.	1,115	186,762
Principal Financial Group Inc.	1,140	66,211
Procter & Gamble Co. (The)	9,724	786,477
Progressive Corp. (The)	2,244	134,662
Prologis Inc.	2,068	135,702
Prudential Financial Inc.	1,643	165,795
Public Service Enterprise Group Inc.	1,907	98,325
Public Storage	616	134,183

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PulteGroup Inc.	1,063	$ 30,285
PVH Corp.	289	44,367
Qorvo Inc.(b)	499	40,798
QUALCOMM Inc.	5,728	367,108
Quest Diagnostics Inc.	543	58,492
Qurate Retail Inc.(b)	1,766	37,598
Ralph Lauren Corp.	191	25,781
Raymond James Financial Inc.	484	44,330
Raytheon Co.	1,131	223,972
Realty Income Corp.	1,114	62,128
Red Hat Inc.(b)	674	95,189
Regency Centers Corp.	631	40,151
Regeneron Pharmaceuticals Inc.(b)	308	113,347
Regions Financial Corp.	4,675	87,002
Reinsurance Group of America Inc.	236	33,394
RenaissanceRe Holdings Ltd.	176	23,206
Republic Services Inc.	880	63,782
ResMed Inc.	528	55,852
Robert Half International Inc.	528	40,001
Rockwell Automation Inc.	484	90,779
Rockwell Collins Inc.	637	88,537
Rollins Inc.	338	18,570
Roper Technologies Inc.	396	119,552
Ross Stores Inc.	1,478	129,222
Royal Caribbean Cruises Ltd.	650	73,294
S&P Global Inc.	1,000	200,440
Sabre Corp.	1,012	24,915
salesforce.com Inc.(b)	2,659	364,682
SBA Communications Corp.(b)	464	73,428
SCANA Corp.	499	19,955
Schlumberger Ltd.	5,368	362,447
Seagate Technology PLC	1,012	53,251
Sealed Air Corp.	631	27,808
Seattle Genetics Inc.(b)	396	27,878
SEI Investments Co.	538	32,248
Sempra Energy	924	106,805
ServiceNow Inc.(b)	666	117,189
Sherwin-Williams Co. (The)	321	141,474
Signature Bank/New York NY	222	24,356
Simon Property Group Inc.	1,214	213,919
Sirius XM Holdings Inc.(c)	6,468	45,405
Skyworks Solutions Inc.	734	69,422
SL Green Realty Corp.	367	37,841
Snap-on Inc.	235	39,854
Southern Co. (The)	3,913	190,172
Southwest Airlines Co.	551	32,046
Spirit AeroSystems Holdings Inc., Class A	466	43,454
Splunk Inc.(b)	524	50,356
Sprint Corp.(b)	3,256	17,680
Square Inc., Class A(b)	1,066	68,917
SS&C Technologies Holdings Inc.	796	42,244
Stanley Black & Decker Inc.	587	87,739
Starbucks Corp.	5,446	285,316
State Street Corp.	1,454	128,403
Steel Dynamics Inc.	939	44,217
Stericycle Inc.(b)	323	22,565
Stryker Corp.	1,324	216,143
SunTrust Banks Inc.	1,863	134,266
SVB Financial Group(b)	220	67,734
Symantec Corp.	2,450	49,539

Security	Shares	Value

United States (continued)
Synchrony Financial	2,816	$ 81,495
Synopsys Inc.(b)	596	53,300
Sysco Corp.	1,922	129,178
T-Mobile U.S. Inc.(b)	1,350	81,000
T Rowe Price Group Inc.	939	111,816
Take-Two Interactive Software Inc.(b)	451	50,972
Tapestry Inc.	1,101	51,879
Targa Resources Corp.	836	42,695
Target Corp.	2,030	163,780
TD Ameritrade Holding Corp.	1,107	63,265
TE Connectivity Ltd.	1,380	129,127
TechnipFMC PLC	1,768	57,548
Teleflex Inc.	178	48,542
Tesla Inc.(b)(c)	484	144,300
Texas Instruments Inc.	3,784	421,235
Textron Inc.	1,012	69,089
Thermo Fisher Scientific Inc.	1,572	368,681
Tiffany & Co.	443	60,939
TJX Companies Inc. (The)	2,465	239,746
Toll Brothers Inc.	633	22,320
Torchmark Corp.	439	38,663
Total System Services Inc.	631	57,762
Tractor Supply Co.	499	38,942
TransDigm Group Inc.	176	66,095
TransUnion	704	50,970
Travelers Companies Inc. (The)	1,065	138,599
Trimble Inc.(b)	1,012	35,724
TripAdvisor Inc.(b)(c)	456	26,443
Twenty-First Century Fox Inc., Class A, NVS	4,034	181,530
Twenty-First Century Fox Inc., Class B	1,804	80,134
Twitter Inc.(b)	2,655	84,615
Tyson Foods Inc., Class A	1,182	68,142
U.S. Bancorp	6,294	333,645
UDR Inc.	1,027	39,519
UGI Corp.	719	38,208
Ulta Salon Cosmetics & Fragrance Inc.(b)	235	57,432
Under Armour Inc., Class A(b)	716	14,299
Under Armour Inc., Class C, NVS(b)(c)	721	13,512
Union Pacific Corp.	3,067	459,713
United Continental Holdings Inc.(b)	294	23,638
United Parcel Service Inc., Class B	2,684	321,785
United Rentals Inc.(b)	338	50,294
United Technologies Corp.	2,930	397,718
United Therapeutics Corp.(b)	152	18,682
UnitedHealth Group Inc.	3,712	939,953
Universal Health Services Inc., Class B	329	40,171
Unum Group	866	34,406
Vail Resorts Inc.	150	41,530
Valero Energy Corp.	1,672	197,881
Varian Medical Systems Inc.(b)	352	40,638
Veeva Systems Inc., Class A(b)	484	36,605
Ventas Inc.	1,425	80,341
VEREIT Inc.	4,254	32,458
VeriSign Inc.(b)	348	50,540
Verisk Analytics Inc.(b)	616	68,142
Verizon Communications Inc.	15,972	824,794
Vertex Pharmaceuticals Inc.(b)	983	172,074
VF Corp.	1,276	117,481
Viacom Inc., Class B, NVS	1,379	40,060
Visa Inc., Class A	6,952	950,616

48	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Vistra Energy Corp.(b)	1,232	$ 27,843
VMware Inc., Class A(b)	289	41,787
Vornado Realty Trust	660	47,467
Voya Financial Inc.	660	33,343
Vulcan Materials Co.	528	59,136
WABCO Holdings Inc.(b)	220	27,650
Wabtec Corp./DE(c)	313	34,530
Walmart Inc.	5,724	510,753
Walgreens Boots Alliance Inc.	3,269	221,050
Walt Disney Co. (The)	5,800	658,648
Waste Management Inc.	1,659	149,310
Waters Corp.(b)	308	60,759
WEC Energy Group Inc.	1,246	82,697
Wells Fargo & Co.	18,128	1,038,553
Welltower Inc.	1,452	90,895
Western Digital Corp.	1,146	80,392
Western Union Co. (The)	1,816	36,611
Westlake Chemical Corp.	132	14,153
WestRock Co.	997	57,806
Weyerhaeuser Co.	2,959	101,139
Whirlpool Corp.	266	34,873
Williams Companies Inc. (The)	3,260	96,985
Willis Towers Watson PLC	528	84,174
Workday Inc., Class A(b)	538	66,723
Worldpay Inc., Class A(b)	1,144	94,025
WR Berkley Corp.(c)	411	31,158
WW Grainger Inc.	176	60,995
Wynn Resorts Ltd.	396	66,045
Xcel Energy Inc.	2,024	94,845
Xerox Corp.	864	22,438
Xilinx Inc.	983	70,845
XL Group Ltd.	968	54,431
XPO Logistics Inc.(b)	484	48,264
Xylem Inc./NY	660	50,530
Yum! Brands Inc.	1,302	103,236
Zayo Group Holdings Inc.(b)	719	26,668
Zillow Group Inc., Class C, NVS(b)(c)	411	22,893
Zimmer Biomet Holdings Inc.	792	99,412
Zions BanCorp.	748	38,672
Zoetis Inc.	1,881	162,669

		97,035,252

Total Common Stocks — 99.2% (Cost: $160,460,715)		145,961,054

Preferred Stocks

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	235	19,467

Security	Shares	Value
Germany (continued)
Fuchs Petrolub SE, Preference Shares, NVS	250	$ 14,123
Henkel AG & Co. KGaA, Preference Shares, NVS	652	81,818
Porsche Automobil Holding SE, Preference Shares, NVS	616	41,731
Sartorius AG, Preference Shares, NVS	132	21,468
Schaeffler AG, Preference Shares, NVS	631	8,653
Volkswagen AG, Preference Shares, NVS	704	125,386

		312,646
Italy — 0.0%
Intesa Sanpaolo SpA, Preference Shares, NVS	3,711	11,850
Telecom Italia SpA/Milano, Preference Shares, NVS	22,646	15,103

		26,953

Total Preferred Stocks — 0.2% (Cost: $429,049)		339,599

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(e)(f)(g)	1,498,645	1,499,095
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(e)(f)	324,184	324,184

		1,823,279

Total Short-Term Investments — 1.2% (Cost: $1,822,843)		1,823,279

Total Investments in Securities — 100.6% (Cost: $162,712,607)		148,123,932

Other Assets, Less Liabilities — (0.6)%		(943,032)

Net Assets — 100.0%		$ 147,180,900

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Kokusai ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	3,800,883	—		(2,302,238	)(b)	1,498,645	$1,499,095	$18,816	(c)	$(27)	$(323)
BlackRock Cash Funds: Treasury, SL Agency Shares	209,312	114,872	(b)	—		324,184	324,184	3,640		—	—
BlackRock Inc.	1,161	528		(1,220)		469	235,794	5,738		105,631	(81,831)
PNC Financial Services Group Inc. (The)	4,465	2,152		(4,813)		1,804	261,273	6,319		105,046	(61,816)

							$2,320,346	$34,513		$210,650	$(143,970)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)

Long Contracts
MSCI EAFE E-Mini	2	09/21/18	$201	$(529)
S&P 500 E-Mini	4	09/21/18	563	7,260

				$6,731

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$7,260

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$529

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$66,426

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$6,731

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$639,898

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

50	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Kokusai ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$145,955,868	$5,186	$0	(a)	$145,961,054
Preferred Stocks	339,599	—	—		339,599
Money Market Funds	1,823,279	—	—		1,823,279

	$148,118,746	$5,186	$0	(a)	$148,123,932

Derivative financial instruments(b)
Assets
Futures Contracts	$7,260	$—	$—		$7,260
Liabilities
Futures Contracts	(529)	—	—		(529)

	$6,731	$—	$—		$6,731

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Statements of Assets and Liabilities July 31, 2018

	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF (Consolidated)	iShares MSCI Europe Financials ETF	iShares MSCI Kokusai ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$530,650,687	$4,296,507,718	$1,799,514,420	$145,803,586
Affiliated(c)	10,136,363	280,593,172	1,656,332	2,320,346
Cash	—	377,585	—	349
Cash pledged:
Futures contracts(d)	—	1,571,039	—	35,000
Foreign currency, at value(e)	547,285	6,622,068	1,308,997	241,795
Receivables:
Investments sold	3,125	—	14,383	169
Securities lending income — Affiliated	5,519	252,061	387	1,122
Variation margin on futures contracts	—	—	—	2,740
Capital shares sold	10	—	7	—
Dividends	788,288	22,470,864	1,106,101	132,688
Tax reclaims	203,058	—	2,420,524	207,791
Foreign withholding tax claims	—	—	88,597	64,256

Total assets	542,334,335	4,608,394,507	1,806,109,748	148,809,842

LIABILITIES
Collateral on securities loaned, at value	8,171,065	274,323,189	—	1,498,953
Deferred foreign capital gain tax	—	4,813,479	—	—
Payables:
Investments purchased	45,510	—	—	—
Variation margin on futures contracts	—	326,607	—	—
Capital shares redeemed	—	—	—	97,778
Securities related to in-kind transactions	3,125	—	14,383	—
Investment advisory fees	90,391	2,484,117	643,253	31,568
Professional fees	—	—	886	643
Foreign taxes	—	59,634	—	—

Total liabilities	8,310,091	282,007,026	658,522	1,628,942

NET ASSETS	$534,024,244	$4,326,387,481	$1,805,451,226	$147,180,900

NET ASSETS CONSIST OF:
Paid-in capital	$459,856,018	$4,289,454,887	$1,998,289,544	$175,362,953
Undistributed net investment income	698,808	21,833,853	3,013,731	204,753
Accumulated net realized loss	(11,299,998)	(768,403,467)	(36,216,005)	(13,807,057)
Net unrealized appreciation (depreciation)	84,769,416	783,502,208	(159,636,044)	(14,579,749)

NET ASSETS	$534,024,244	$4,326,387,481	$1,805,451,226	$147,180,900

Shares outstanding	4,500,000	59,600,000	85,250,000	2,200,000

Net asset value	$118.67	$72.59	$21.18	$66.90

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$7,970,384	$271,017,108	$—	$1,453,962
(b) Investments, at cost — Unaffiliated	$446,301,293	$3,508,773,310	$1,959,168,372	$160,332,861
(c) Investments, at cost — Affiliated	$9,711,872	$280,548,104	$1,656,332	$2,379,746
(d) Cash collateral pledged, at cost	$—	$1,570,893	$—	$—
(e) Foreign currency, at cost	$548,110	$6,626,641	$1,305,414	$241,131

See notes to financial statements.

52	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations Year Ended July 31, 2018

	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF (Consolidated)	iShares MSCI Europe Financials ETF	iShares MSCI Kokusai ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$12,546,025	$126,150,554	$95,427,732	$4,650,915
Dividends — Affiliated	46,013	82,408	29,832	15,697
Interest — Unaffiliated	—	2,860	—	—
Securities lending income — Affiliated — net	48,059	2,141,782	14,015	18,816
Foreign taxes withheld	(730,767)	(11,524,518)	(9,155,680)	(188,662)
Other foreign taxes	(640)	(257,157)	—	(109)

Total investment income	11,908,690	116,595,929	86,315,899	4,496,657

EXPENSES
Investment advisory fees	1,009,985	30,825,853	9,864,889	465,841
Commitment fees	298	28,094	—	—
Mauritius income taxes	—	218,978	—	—
Interest expense	—	10,088	—	—

Total expenses	1,010,283	31,083,013	9,864,889	465,841

Net investment income	10,898,407	85,512,916	76,451,010	4,030,816

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,057,602)	(66,921,429)	(29,055,531)	(2,155,772)
Investments — Affiliated	12,834	(9,726)	72	(2,386)
In-kind redemptions — Unaffiliated	10,693,539	106,440,845	116,119,588	20,045,089
In-kind redemptions — Affiliated	40,221	—	—	213,036
Futures contracts	—	(742,036)	—	66,426
Foreign currency transactions	(73,359)	(153,300)	(561,167)	(16,685)

Net realized gain	7,615,633	38,614,354	86,502,962	18,149,708

Net change in unrealized appreciation/depreciation on:
Investments — Unaffiliated(a)	28,289,595	55,540,046	(283,386,198)	(9,036,428)
Investments — Affiliated	167,468	16,919	—	(143,970)
Futures contracts	—	562,013	—	6,731
Foreign currency translations	(25,905)	(88,877)	(53,058)	(10,121)

Net change in unrealized appreciation/depreciation	28,431,158	56,030,101	(283,439,256)	(9,183,788)

Net realized and unrealized gain (loss)	36,046,791	94,644,455	(196,936,294)	8,965,920

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,945,198	$180,157,371	$(120,485,284)	$12,996,736

(a) Net of deferred foreign capital gain tax	$—	$4,813,479	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets

	iShares MSCI ACWI Low Carbon Target ETF		iShares MSCI All Country Asia ex Japan ETF (Consolidated)
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,898,407	$7,689,454	$85,512,916	$58,435,734
Net realized gain (loss)	7,615,633	(2,720,833)	38,614,354	(33,131,173)
Net change in unrealized appreciation/depreciation	28,431,158	52,206,524	56,030,101	667,674,844

Net increase in net assets resulting from operations	46,945,198	57,175,145	180,157,371	692,979,405

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(11,209,069)	(7,472,309)	(102,361,121)	(45,649,853)

Decrease in net assets resulting from distributions to shareholders	(11,209,069)	(7,472,309)	(102,361,121)	(45,649,853)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	63,472,864	145,623,112	88,796,026	1,162,048,330

NET ASSETS
Total increase in net assets	99,208,993	195,325,948	166,592,276	1,809,377,882
Beginning of year	434,815,251	239,489,303	4,159,795,205	2,350,417,323

End of year	$534,024,244	$434,815,251	$4,326,387,481	$4,159,795,205

Undistributed net investment income included in net assets at end of year	$698,808	$676,744	$21,833,853	$24,601,774

See notes to financial statements.

54	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Europe Financials ETF		iShares MSCI Kokusai ETF

	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$76,451,010	$30,644,133	$4,030,816	$4,711,378
Net realized gain	86,502,962	31,361,961	18,149,708	70,529,301
Net change in unrealized appreciation/depreciation	(283,439,256)	212,380,162	(9,183,788)	(45,350,723)

Net increase (decrease) in net assets resulting from operations	(120,485,284)	274,386,256	12,996,736	29,889,956

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(78,010,864)	(31,598,804)	(4,096,497)	(4,810,056)

Decrease in net assets resulting from distributions to shareholders	(78,010,864)	(31,598,804)	(4,096,497)	(4,810,056)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	392,553,537	921,544,781	(191,657,634)	24,817,940

NET ASSETS
Total increase (decrease) in net assets	194,057,389	1,164,332,233	(182,757,395)	49,897,840
Beginning of year	1,611,393,837	447,061,604	329,938,295	280,040,455

End of year	$1,805,451,226	$1,611,393,837	$147,180,900	$329,938,295

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$3,013,731	$(381,976)	$204,753	$214,504

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Financial Highlights (For a share outstanding throughout each period)

	iShares MSCI ACWI Low Carbon Target ETF

	Year Ended 07/31/18		Year Ended 07/31/17		Year Ended 07/31/16		Period From 12/08/14 to 07/31/15	(a)

Net asset value, beginning of period	$110.08		$95.80		$98.40		$96.01

Net investment income(b)	2.51		2.33		2.22		1.48
Net realized and unrealized gain (loss)(c)	8.63		14.05		(2.64)		1.85

Net increase (decrease) from investment operations	11.14		16.38		(0.42)		3.33

Distributions(d)
From net investment income	(2.55)		(2.10)		(2.18)		(0.94)

Total distributions	(2.55)		(2.10)		(2.18)		(0.94)

Net asset value, end of period	$118.67		$110.08		$95.80		$98.40

Total Return
Based on net asset value	10.17%		17.28%		(0.31)%		3.46	%(e)

Ratios to Average Net Assets
Total expenses	0.20%		0.20%		0.33%		0.33	%(f)

Total expenses after fees waived	0.20%		0.20%		0.20%		0.20	%(f)

Net investment income	2.16%		2.29%		2.42%		2.35	%(f)

Supplemental Data
Net assets, end of period (000)	$534,024		$434,815		$239,489		$221,397

Portfolio turnover rate(g)	18	%(h)	12	%(h)	16	%(h)	4	%(e)(h)

(a)    Commencement of operations.

(b)    Based on average shares outstanding.

(c)   The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)    Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)    Not annualized.

(f)    Annualized.

(g)    Portfolio turnover rate excludes in-kind transactions but includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units partially for cash in U.S. dollars (“cash creations”).

(h) Portfolio turnover rate excluding in-kind transactions and cash creations were as follows:	17%		12%		16%		4%

See notes to financial statements.

56	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan ETF (Consolidated)

	Year Ended 07/31/18		Year Ended 07/31/17		Year Ended 07/31/16		Year Ended 07/31/15		Year Ended 07/31/14

Net asset value, beginning of year	$70.99		$57.05		$59.46		$65.13		$56.23

Net investment income(a)	1.39		1.21		1.03		1.24		1.11
Net realized and unrealized gain (loss)(b)	1.85		13.65		(2.21)		(5.92)		8.84

Net increase (decrease) from investment operations	3.24		14.86		(1.18)		(4.68)		9.95

Distributions(c)
From net investment income	(1.64)		(0.92)		(1.23)		(0.99)		(1.05)

Total distributions	(1.64)		(0.92)		(1.23)		(0.99)		(1.05)

Net asset value, end of year	$72.59		$70.99		$57.05		$59.46		$65.13

Total Return
Based on net asset value	4.52%		26.41%		(1.83)%		(7.22)%		17.85%

Ratios to Average Net Assets
Total expenses	0.67%		0.70%		0.72%		0.69%		0.68%

Net investment income	1.84%		1.97%		1.92%		1.95%		1.87%

Supplemental Data
Net assets, end of year (000)	$4,326,387		$4,159,795		$2,350,417		$3,668,677		$2,631,373

Portfolio turnover rate(d)	13	%(e)	12	%(e)	17	%(e)	13	%(e)	14	%(e)

(a)  Based on average shares outstanding.

(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)  Portfolio turnover rate excludes in-kind transactions but includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units partially for cash in U.S. dollars (“cash creations”).

(e) Portfolio turnover rate excluding in-kind transactions and cash creations were as follows:	9%		5%		12%		8%		6%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares MSCI Europe Financials ETF
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	07/31/18	07/31/17		07/31/16	07/31/15	07/31/14

Net asset value, beginning of year	$23.15	$16.32		$23.63	$24.15	$21.62

Net investment income(a)	0.86	0.87		0.64	0.69	0.87
Net realized and unrealized gain (loss)(b)	(1.85)	6.61		(7.12)	(0.47)	2.36

Net increase (decrease) from investment operations	(0.99)	7.48		(6.48)	0.22	3.23

Distributions(c)
From net investment income	(0.98)	(0.65)		(0.83)	(0.74)	(0.70)

Total distributions	(0.98)	(0.65)		(0.83)	(0.74)	(0.70)

Net asset value, end of year	$21.18	$23.15		$16.32	$23.63	$24.15

Total Return
Based on net asset value	(4.18)%	46.28%		(27.77)%	0.98%	14.89%

Ratios to Average Net Assets
Total expenses	0.48%	0.48%		0.48%	0.48%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.48%		N/A	N/A	N/A

Net investment income	3.72%	4.30	%(d)	3.30%	3.00%	3.53%

Supplemental Data
Net assets, end of year (000)	$1,805,451	$1,611,394		$447,062	$445,397	$462,387

Portfolio turnover rate(e)	3%	9%		4%	6%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
• Ratio of net investment income to average net assets by 0.01%.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares MSCI Kokusai ETF
	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of year	$61.10	$53.85		$55.33	$54.13	$47.63

Net investment income(a)	1.40	1.36	(b)	1.22	1.21	1.33
Net realized and unrealized gain (loss)(c)	6.10	7.49		(1.24)	1.36	6.64

Net increase (decrease) from investment operations	7.50	8.85		(0.02)	2.57	7.97

Distributions(d)
From net investment income	(1.70)	(1.60)		(1.46)	(1.37)	(1.47)

Total distributions	(1.70)	(1.60)		(1.46)	(1.37)	(1.47)

Net asset value, end of year	$66.90	$61.10		$53.85	$55.33	$54.13

Total Return
Based on net asset value	12.38%	16.62	%(b)	0.11%	4.80%	16.80%

Ratios to Average Net Assets
Total expenses	0.25%	0.25%		0.25%	0.25%	0.25%

Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.25%		N/A	N/A	N/A

Net investment income	2.16%	2.40	%(b)	2.36%	2.20%	2.56%

Supplemental Data
Net assets, end of year (000)	$147,181	$329,938		$280,040	$354,114	$487,142

Portfolio turnover rate(e)	6%	7%		5%	5%	5%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
• Net investment income per share by $0.02.
• Total return by 0.02%.
• Ratio of net investment income to average net assets by 0.03%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Notes to Financial Statements

1.	Organization

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI ACWI Low Carbon Target	Diversified	(a)
MSCI All Country Asia ex Japan	Diversified
MSCI Europe Financials	Diversified
MSCI Kokusai	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

Basis of Consolidation: The accompanying consolidated financial statements for the iShares MSCI All Country Asia ex Japan ETF Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities included in the underlying index. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2018, if any, are disclosed in the statement of assets and liabilities.

The iShares MSCI All Country Asia ex Japan ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in the consolidated statement of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

60	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

The DTAA amendment provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	Investment Valuation and Fair Value Measurements

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (continued)

is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	Securities and Other Investments

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of July 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of July 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of July 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
MSCI ACWI Low Carbon Target
BNP Paribas Prime Brokerage International Ltd.	$179,765	$179,765	$—	$—
Citigroup Global Markets Inc.	403,176	403,176	—	—
Credit Suisse Securities (USA) LLC	513,804	513,804	—	—
Goldman Sachs & Co.	1,226,808	1,226,808	—	—
Jefferies LLC	744,506	744,506	—	—
JPMorgan Securities LLC	4,060,895	4,060,895	—	—
Macquarie Bank Limited	137,737	137,737	—	—
Merrill Lynch, Pierce, Fenner & Smith	340,051	340,051	—	—
Morgan Stanley & Co. International PLC	83,557	83,557	—	—
SG Americas Securities LLC	280,085	280,085	—	—

	$7,970,384	$7,970,384	$—	$—

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Notes to Financial Statements (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI All Country Asia ex Japan
Citigroup Global Markets Inc.	$10,836,695	$10,836,695		$—	$—
Credit Suisse Securities (USA) LLC	11,062,821	11,062,821		—	—
Deutsche Bank Securities Inc.	1,429,174	1,429,174		—	—
Goldman Sachs & Co.	17,713,525	17,713,525		—	—
HSBC Bank PLC	353,280	353,280		—	—
Jefferies LLC	102,220	102,220		—	—
JPMorgan Securities LLC	200,053,189	200,053,189		—	—
JPMorgan Securities PLC	192,787	192,787		—	—
Macquarie Bank Limited	1,900,254	1,900,254		—	—
Morgan Stanley & Co. International PLC	1,756,725	1,756,725		—	—
Morgan Stanley & Co. LLC	21,894,783	21,894,783		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,323,782	1,323,782		—	—
State Street Bank & Trust Company	2,397,873	2,397,873		—	—

	$271,017,108	$271,017,108		$—	$—

MSCI Kokusai
Barclays Bank PLC	$93,236	$93,236		$—	$—
Barclays Capital Inc.	4,949	4,949		—	—
BNP Paribas Prime Brokerage International Ltd.	138,059	138,059		—	—
Citigroup Global Markets Inc.	115,993	115,993		—	—
Credit Suisse Securities (USA) LLC	58,779	58,779		—	—
Goldman Sachs & Co.	59,583	59,583		—	—
Jefferies LLC	12,179	12,179		—	—
JPMorgan Securities LLC	128,107	128,107		—	—
Macquarie Bank Limited	20,829	20,829		—	—
Merrill Lynch, Pierce, Fenner & Smith	32,424	32,031		—	(393	)(b)
Mizuho Securities USA Inc.	14,220	14,220		—	—
Morgan Stanley & Co. LLC	92,130	92,130		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	384,702	384,702		—	—
National Financial Services LLC	12,703	12,703		—	—
SG Americas Securities LLC	57,853	57,853		—	—
State Street Bank & Trust Company	103,708	103,708		—	—
UBS Securities LLC	124,508	124,508		—	—

	$1,453,962	$1,453,569		$—	$(393)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	Derivative Financial Instruments

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

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Notes to Financial Statements (continued)

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	Investment Advisory Agreement and Other Transactions with Affiliates

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI ACWI Low Carbon Target	0.20%
MSCI Europe Financials	0.48
MSCI Kokusai	0.25

For its investment advisory services to the iShares MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares MSCI All Country Asia ex Japan ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

64	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended July 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI ACWI Low Carbon Target	$14,236
MSCI All Country Asia ex Japan	591,835
MSCI Europe Financials	3,500
MSCI Kokusai	5,485

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended July 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI All Country Asia ex Japan	$22,209,975	$32,366,215
MSCI Europe Financials	5,059,733	7,048,284
MSCI Kokusai	680,956	345,794

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statements of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	Purchases and Sales

For the year ended July 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI ACWI Low Carbon Target	$94,552,689	$88,228,083
MSCI All Country Asia ex Japan	863,130,409	618,674,887
MSCI Europe Financials	115,773,939	66,001,768
MSCI Kokusai	12,301,016	16,328,213

For the year ended July 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI ACWI Low Carbon Target	$92,497,451	$33,276,379
MSCI All Country Asia ex Japan	154,941,612	312,417,537
MSCI Europe Financials	1,661,993,197	1,325,972,246
MSCI Kokusai	164,458,854	351,756,676

8.	Income Tax Information

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2018, the following permanent differences attributable to passive foreign investment companies, the expiration of

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (continued)

capital loss carryforwards, the characterization of corporate actions, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
MSCI ACWI Low Carbon Target	$10,350,913	$332,726	$(10,683,639)
MSCI All Country Asia ex Japan	97,068,010	14,080,284	(111,148,294)
MSCI Europe Financials	93,751,610	4,955,561	(98,707,171)
MSCI Kokusai	18,131,503	55,930	(18,187,433)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 07/31/18	Year Ended 07/31/17
MSCI ACWI Low Carbon Target
Ordinary income	$11,209,069	$7,472,309

MSCI All Country Asia ex Japan
Ordinary income	$102,361,121	$45,649,853

MSCI Europe Financials
Ordinary income	$78,010,864	$31,598,804

MSCI Kokusai
Ordinary income	$4,096,497	$4,810,056

As of July 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)(a)	Total
MSCI ACWI Low Carbon Target	$1,287,212	$(9,482,392)	$82,363,406	$74,168,226
MSCI All Country Asia ex Japan	29,595,779	(667,183,811)	674,520,626	36,932,594
MSCI Europe Financials	3,335,309	(28,105,099)	(168,068,528)	(192,838,318)
MSCI Kokusai	148,151	(13,646,475)	(14,683,729)	(28,182,053)

(a)  The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the characterization of corporate actions and foreign withholding tax reclaims.

As of July 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
MSCI ACWI Low Carbon Target	$9,482,392	$—	$9,482,392
MSCI All Country Asia ex Japan	664,384,732	2,799,079	667,183,811
MSCI Europe Financials	28,098,786	6,313	28,105,099
MSCI Kokusai	13,115,927	530,548	13,646,475

(a) Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of July 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI ACWI Low Carbon Target	$458,419,175	$100,166,126	$(17,798,251)	$82,367,875
MSCI All Country Asia ex Japan	3,897,693,285	1,047,571,833	(368,211,925)	679,359,908
MSCI Europe Financials	1,969,345,570	8,500,739	(176,675,557)	(168,174,818)
MSCI Kokusai	162,873,956	5,884,874	(20,634,898)	(14,750,024)

66	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

9.	Line of Credit

The iShares MSCI ACWI Low Carbon Target and iShares MSCI All Country Asia ex Japan ETFs, along with certain other iShares funds, are parties to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The iShares MSCI ACWI Low Carbon Target ETF did not borrow under the credit agreement during the year ended July 31, 2018.

For the year ended ended July 31, 2018, the maximum amount borrowed, the average borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI All Country Asia ex Japan	$125,150,000	$342,877	2.90%

10.	Principal Risks

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (continued)

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	Capital Share Transactions

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 07/31/18		Year Ended 07/31/17
iShares ETF	Shares	Amount	Shares	Amount

MSCI ACWI Low Carbon Target
Shares sold	850,000	$99,221,656	1,450,000	$145,623,112
Shares redeemed	(300,000)	(35,748,792)	—	—

Net increase	550,000	$63,472,864	1,450,000	$145,623,112

MSCI All Country Asia ex Japan
Shares sold	8,400,000	$655,855,613	25,400,000	$1,618,569,573
Shares redeemed	(7,400,000)	(567,059,587)	(8,000,000)	(456,521,243)

Net increase	1,000,000	$88,796,026	17,400,000	$1,162,048,330

MSCI Europe Financials
Shares sold	76,500,000	$1,744,217,084	57,600,000	$1,206,080,159
Shares redeemed	(60,850,000)	(1,351,663,547)	(15,400,000)	(284,535,378)

Net increase	15,650,000	$392,553,537	42,200,000	$921,544,781

MSCI Kokusai
Shares sold	2,500,000	$170,777,325	4,800,000	$289,837,708
Shares redeemed	(5,700,000)	(362,434,959)	(4,600,000)	(265,019,768)

Net increase (decrease)	(3,200,000)	$(191,657,634)	200,000	$24,817,940

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	Foreign Withholding Tax Claims

The iShares MSCI Europe Financials and iShares MSCI Kokusai ETFs have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential

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Notes to Financial Statements (continued)

impact to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each Fund is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

13.	Legal Proceedings

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

14.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares MSCI ACWI Low Carbon Target ETF,

iShares MSCI All Country Asia ex Japan ETF, iShares MSCI Europe Financials ETF and

iShares MSCI Kokusai ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares MSCI ACWI Low Carbon Target ETF, iShares MSCI All Country Asia ex Japan ETF, iShares MSCI Europe Financials ETF and iShares MSCI Kokusai ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2018, the related statements of operations for the year ended July 31, 2018, the statements of changes in net assets for each of the two years in the period ended July 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

September 25, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

For corporate shareholders, the percentage of dividend income paid during the fiscal year ended July 31, 2018 that qualified for the dividends-received deductions were as follows:

iShares ETF	Dividends-Received Deduction
MSCI ACWI Low Carbon Target	39.43%
MSCI Kokusai	49.12%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2018:

iShares ETF	Qualified Dividend Income
MSCI ACWI Low Carbon Target	$11,117,662
MSCI All Country Asia ex Japan	65,551,685
MSCI Europe Financials	93,829,639
MSCI Kokusai	4,009,444

For the fiscal year ended July 31, 2018, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI All Country Asia ex Japan	$141,387,936	$12,000,352
MSCI Europe Financials	95,446,245	7,843,558

I M P O R T A N T T A X I N F O R M A T I O N ( U N A U D I T E D )	71

Board Review and Approval of Investment Advisory Contract

I. iShares MSCI ACWI Low Carbon Target ETF, iShares MSCI Europe Financials ETF and iShares MSCI Kokusai ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

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Board Review and Approval of Investment Advisory Contract (continued)

from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares MSCI All Country Asia ex Japan ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	73

Board Review and Approval of Investment Advisory Contract (continued)

composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

74	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.
Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Boa   rd, includ  ing   all of the Ind  ependent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L OF I N V E S T M E N T A D V I S O R Y C O N T R A C T	75

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI ACWI Low Carbon Target	$2.531555	$—	$0.013948	$2.545503	99%	—%	1%	100%
MSCI All Country Asia ex Japan	1.518608	—	0.123102	1.641710	93	—	7	100
MSCI Europe Financials	0.979564	—	—	0.979564	100	—	—	100
MSCI Kokusai	1.694626	—	0.009920	1.704546	99	—	1	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that a fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI ACWI Low Carbon Target ETF

Period Covered: December 09, 2014 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0% and Less than 5.5%	1	0.11%
Greater than 1.5% and Less than 2.0%	1	0.11
Greater than 1.0% and Less than 1.5%	6	0.67
Greater than 0.5% and Less than 1.0%	129	14.40
Greater than 0.0% and Less than 0.5%	596	66.53
At NAV	15	1.67
Less than 0.0% and Greater than –0.5%	146	16.29
Less than –0.5% and Greater than –1.0%	1	0.11
Less than –1.0% and Greater than –1.5%	1	0.11

	896	100.00%

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Supplemental Information (unaudited) (continued)

iShares MSCI All Country Asia ex Japan ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	1	0.07%
Greater than 2.0% and Less than 2.5%	1	0.07
Greater than 1.5% and Less than 2.0%	22	1.59
Greater than 1.0% and Less than 1.5%	59	4.26
Greater than 0.5% and Less than 1.0%	233	16.84
Greater than 0.0% and Less than 0.5%	435	31.44
At NAV	23	1.66
Less than 0.0% and Greater than –0.5%	309	22.33
Less than –0.5% and Greater than –1.0%	188	13.58
Less than –1.0% and Greater than –1.5%	64	4.62
Less than –1.5% and Greater than –2.0%	30	2.17
Less than –2.0% and Greater than –2.5%	9	0.65
Less than –2.5% and Greater than –3.0%	6	0.43
Less than –3.0% and Greater than –3.5%	3	0.22
Less than –3.5% and Greater than –4.0%	1	0.07

	1,384	100.00%

iShares MSCI Europe Financials ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.07%
Greater than 2.0% and Less than 2.5%	3	0.22
Greater than 1.5% and Less than 2.0%	7	0.51
Greater than 1.0% and Less than 1.5%	33	2.38
Greater than 0.5% and Less than 1.0%	190	13.73
Greater than 0.0% and Less than 0.5%	664	47.99
At NAV	18	1.30
Less than 0.0% and Greater than –0.5%	364	26.30
Less than –0.5% and Greater than –1.0%	81	5.85
Less than –1.0% and Greater than –1.5%	18	1.30
Less than –1.5% and Greater than –2.0%	2	0.14
Less than –2.0% and Greater than –2.5%	1	0.07
Less than –3.0% and Greater than –3.5%	2	0.14

	1,384	100.00%

iShares MSCI Kokusai ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.07%
Greater than 1.0% and Less than 1.5%	17	1.23
Greater than 0.5% and Less than 1.0%	87	6.29
Greater than 0.0% and Less than 0.5%	737	53.25
At NAV	15	1.08
Less than 0.0% and Greater than –0.5%	507	36.63
Less than –0.5% and Greater than –1.0%	20	1.45

	1,384	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	77

Supplemental Information (unaudited) (continued)

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares MSCI All Country Asia ex Japan ETF and iShares MSCI Kokusai ETF (each a “Fund”, collectively the “Funds”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

BFA is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares MSCI All Country Asia ex Japan ETF in respect of BFA’s financial year ending December 31, 2017 was USD 461.98 thousand. This figure is comprised of fixed remuneration of USD 184.14 thousand and variable remuneration of USD 277.84 thousand. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares MSCI All Country Asia ex Japan ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 64.63 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 12.04 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares MSCI Kokusai ETF in respect of BFA’s financial year ending December 31, 2017 was USD 15.99 thousand. This figure is comprised of fixed remuneration of USD 6.37 thousand and variable remuneration of USD 9.62 thousand. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares MSCI Kokusai ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 2.24 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.42 thousand.

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex which consists of 358 funds as of July 31, 2018. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (61)	Trustee (since 2009).

President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).

Director of BlackRock, Inc. (since 2006); Director of iShares Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman(b) (47)	Trustee (since 2013).

Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).

Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).

Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).

Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	79

Trustee and Officer Information (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (63)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Charles Park (50)	Chief Compliance Officer (since 2006).

Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

80	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	81

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

82	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JULY 31, 2018

2018 ANNUAL REPORT

iShares Trust

  iShares China Large-Cap ETF | FXI | NYSE Arca

  iShares MSCI China A ETF | CNYA | Cboe BZX

THIS PAGE INTENTIONALLY LEFT BLANK.

Market Overview

iShares Trust

Global Market Overview

Global equity markets advanced for the 12 months ended July 31, 2018 (“reporting period”). The MSCIACWI, a broad global equity index that includes both developed and emerging markets, returned 10.97% in U.S. dollar terms for the reporting period.

Global stocks rallied sharply in the first half of the reporting period as the MSCI ACWI returned more than 14%. Improving global economic growth drove the advance, particularly in the U.S., Europe, Japan, and China. Strengthening global economic growth led to rising corporate profits across most regions of the world, which was also supportive for global equity markets. By the end of 2017, global earnings estimates for 2018 accelerated at their fastest pace in more than a decade.

However, global equity markets grew increasingly volatile during the latter half of the reporting period, resulting in an almost 3% decline for the MSCIACWI over the last six months. While the U.S. economy continued to strengthen, economic growth in other regions of the globe slowed. In addition, rising global interest rates and signs of higher inflation weighed on global stocks. Escalating trade tensions between the U.S. and several trading partners, most notably China and Europe, took center stage late in the reporting period, contributing to economic concerns and increased volatility in global equity markets.

For the reporting period, the U.S. stock market returned more than 15%, outpacing other regions of the world. U.S. stocks benefited from a stronger domestic economy, driven by healthy employment growth (which led to an 18-year low in the country’s unemployment rate) and a meaningful increase in manufacturing activity. U.S. income tax reform legislation, passed in December 2017, lowered corporate tax rates and contributed to record profit growth for U.S. companies. As the economy strengthened, the inflation rate rose to its highest level in more than six years. In response, the U.S. Federal Reserve Bank (“Fed”) raised short-term interest rates three times during the reporting period, pushing the federal funds rate target to its highest level in a decade.

Equity markets in the Asia-Pacific region returned approximately 8% in U.S. dollar terms for the reporting period. Japanese stocks posted the best returns in the region as the nation’s economy produced eight consecutive quarters of growth in 2016 and 2017, its longest period of sustained economic growth in more than 20 years. Hong Kong and Australia were also solid performers during the reporting period, benefiting from stronger economic growth, while New Zealand’s equity market declined as the country’s economy slowed markedly.

European stock markets returned approximately 6% in U.S. dollar terms for the reporting period. Equity market gains in Europe were tempered by slowing economic growth and trade tariff concerns during the last six months of the reporting period. Nonetheless, the European Central Bank (“ECB”) announced plans to end its quantitative easing measures by the end of 2018, indicating that the ECB believes the worst of the European economic downturn is over. On a country basis, the best-performing markets in Europe were Portugal, Norway, and France, while Belgium and Spain trailed.

Emerging markets underperformed developed markets during the reporting period, returning more than 4% in U.S. dollar terms. After rising by more than 18% during the first half of the reporting period, emerging markets declined sharply over the ensuing six months as rising global interest rates, a stronger U.S. dollar, and trade tensions led to reduced expectations for growth and corporate profits in emerging economies. The best-performing emerging markets for the reporting period included Russia, Peru, and the Czech Republic, while Turkey and Pakistan declined the most.

M A R K E T O V E R V I E W	5

Fund Summary as of July 31, 2018	iShares® China Large-Cap ETF

Investment Objective

The iShares China Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange, as represented by the FTSE China 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.73%	7.20%	1.80%	4.73%	41.56%	19.56%
Fund Market	5.87	7.55	2.08	5.87	43.91	22.90
Index	5.53	8.00	2.60	5.53	46.90	29.26

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance beginning on February 10, 2012 reflects net returns where dividends are reinvested into the Index net of withholding tax. Performance before this date reflects dividends being reinvested at gross.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$831.10	$3.36		$1,000.00	$1,021.10	$3.71		0.74%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Management Commentary

Large-capitalization Chinese equities rose sharply for much of the reporting period, though they later declined amid escalating trade tensions and slowing economic activity. Despite the late slowdown, the Chinese economy grew steadily for much of the reporting period, supporting Chinese stocks. Chinese exports remained strong, partly due to a surge in shipments prior to the effective dates of U.S. tariffs.

The energy sector was the largest contributor to the Index’s return, driven primarily by government-owned oil producers. Crude oil prices rose to a four-year high in May 2018, leading to higher revenues for energy companies. Exports of diesel and gasoline from Chinese refiners increased, and large-capitalization refiners increased their market share as cost, tax, and regulatory issues adversely affected smaller companies.

The financials sector, which represented approximately 50% of the Index on average, also contributed to the Index’s return. Large bank stocks were bolstered by a

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Fund Summary as of July 31, 2018	iShares® China Large-Cap ETF

perceived reduction in risk, rising interest rates, and cheap valuations relative to their global peers. Conversely, the investment banking and brokerage industry weighed on the Index’s returns amid concerns about slowing equity volumes.

The information technology sector contributed to the Index’s return as investors’ expectations for growth rose, especially in software-related industries. The real estate and materials sectors also contributed to the Index’s performance. Large real estate management and development companies gained market share in a strong market, while cement stocks rose on robust domestic demand.

In contrast, the telecommunication services sector detracted the most from the Index’s return due to intense competition and costly network upgrades. Consumer discretionary stocks also detracted as trade-war concerns hampered automotive stocks.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	47.7%
Energy	12.3
Information Technology	11.1
Real Estate	9.1
Telecommunication Services	8.7
Industrials	4.9
Consumer Discretionary	3.3
Materials	1.7
Utilities	1.2

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
China Construction Bank Corp., Class H	9.1%
Tencent Holdings Ltd.	8.3
Industrial & Commercial Bank of China Ltd., Class H	8.2
China Mobile Ltd.	6.2
Ping An Insurance Group Co. of China Ltd., Class H	5.9
Bank of China Ltd., Class H	4.5
China Petroleum & Chemical Corp., Class H	4.0
CNOOC Ltd.	4.0
China Life Insurance Co. Ltd., Class H	3.4
PetroChina Co. Ltd., Class H	2.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of July 31, 2018	iShares® MSCI China A ETF

Investment Objective

The iShares MSCI China A ETF (the “Fund”) seeks to track the investment results of an index composed of domestic Chinese equities that trade on the Shanghai or Shenzhen Stock Exchange, as represented by the MSCI China A Inclusion Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(6.33)%	6.91%	(6.33)%	15.32%
Fund Market	(4.69)	8.01	(4.69)	17.87
Index(a)	(10.76)	3.71	(10.76)	8.08
MSCI China A International Index	(12.04)	3.01	(12.04)	6.53
MSCI China A Inclusion Index(b)	N/A	N/A	N/A	N/A

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/13/16. The first day of secondary market trading was 6/15/6.

(a)

Index performance through April 25, 2018 reflects the performance of the MSCI China A International Index. Index performance beginning on April 26, 2018 reflects the performance of the MSCI China A Inclusion Index, which, effective as of April 26, 2018, replaced the MSCI China A International Index as the underlying index of the Fund.

(b)	The inception date of the MSCI China A Inclusion Index was October 23, 2017. The cumulative total return of this index for the period October 23, 2017 through July 31, 2018 was -13.73%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 786.30	$2.04		$ 1,000.00	$ 1,022.50	$2.31		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Management Commentary

The Index’s decline for the reporting period was due in part to escalating trade tensions and a depreciating Chinese yuan, coupled with ongoing concerns about the Chinese government’s debt-reduction measures amid a slowing economy. Concerns that the Chinese government could devalue the yuan in response to U.S. trade tariffs also weighed on the Index’s return.

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Fund Summary as of July 31, 2018	iShares® MSCI China A ETF

The industrials sector detracted the most from the Index’s return as U.S. tariffs weighed on capital goods stocks. Transportation stocks also declined, led by the airline industry. Many Chinese airline operators have a meaningful amount of debt denominated in U.S. dollars, and a weaker Chinese yuan made that debt more costly.

The financials sector also detracted from the Index’s return, driven by the investment banking and brokerage industry amid concerns about lower equity volumes and stricter government oversight. Bank stocks declined due to trade tensions and concerns about potential corporate defaults as non-performing loans rose during the reporting period.

The materials and consumer discretionary sectors were additional detractors from the Index’s return. Lower metal prices weighed on materials stocks amid concerns that the government’s debt-reduction campaign and trade disputes with the U.S. would slow economic growth and reduce demand. Consumer discretionary stocks declined as trade-war concerns adversely affected automotive stocks and retailers faced a slowdown in consumer spending.

The two sectors that contributed to the Index’s return — consumer staples and healthcare — tend to be less dependent on credit and were therefore less affected by the government’s debt-reducing campaign. The consumer staples sector contributed the most to the Index’s return, led by the food, beverage and tobacco industry, where pricing power and sales rose with a growing middle class. The healthcare sector was bolstered by its insulation from trade tensions and lending restrictions, along with demographic trends toward an older and wealthier middle class population.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	32.9%
Industrials	12.9
Consumer Staples	12.2
Consumer Discretionary	9.9
Information Technology	7.6
Health Care	6.7
Materials	6.5
Real Estate	5.3
Utilities	3.5
Energy	2.4
Telecommunication Services	0.1

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Kweichow Moutai Co. Ltd., Class A	5.2%
Ping An Insurance Group Co. of China Ltd., Class A	3.8
China Merchants Bank Co. Ltd., Class A	3.3
Industrial Bank Co. Ltd., Class A	1.8
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1.8
Midea Group Co. Ltd., Class A	1.8
Industrial & Commercial Bank of China Ltd., Class A	1.7
Shanghai Pudong Development Bank Co. Ltd., Class A	1.7
Agricultural Bank of China Ltd., Class A	1.6
Wuliangye Yibin Co. Ltd., Class A	1.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments July 31, 2018	iShares® China Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Airlines — 0.3%
Air China Ltd., Class H	13,430,000	$12,356,664

Automobiles — 3.2%
BYD Co. Ltd., Class H(a)	5,055,500	28,604,551
Geely Automobile Holdings Ltd.	35,624,000	81,261,299
Guangzhou Automobile Group Co. Ltd., Class H	22,826,800	21,409,715

		131,275,565
Banks — 30.4%
Agricultural Bank of China Ltd., Class H	226,454,000	109,660,858
Bank of China Ltd., Class H	383,640,000	179,911,841
Bank of Communications Co. Ltd., Class H	57,381,200	41,387,968
China CITIC Bank Corp. Ltd., Class H	60,893,000	39,032,233
China Construction Bank Corp., Class H	404,063,320	366,106,192
China Everbright Bank Co. Ltd., Class H	22,808,000	9,998,473
China Merchants Bank Co. Ltd., Class H	27,878,938	108,891,693
China Minsheng Banking Corp. Ltd., Class H	46,950,600	34,762,046
Industrial & Commercial Bank of China Ltd., Class H	443,194,995	328,139,888
Postal Savings Bank of China Co. Ltd., Class H(b)	43,157,000	28,928,441

		1,246,819,633
Capital Markets — 2.6%
CITIC Securities Co. Ltd., Class H	16,784,500	33,495,635
GF Securities Co. Ltd., Class H	11,383,400	15,928,042
Guotai Junan Securities Co. Ltd., Class H(a)(b)	6,143,800	12,746,164
Haitong Securities Co. Ltd., Class H	25,118,400	25,351,590
Huatai Securities Co. Ltd., Class H(b)(c)	12,664,200	19,915,030

		107,436,461
Construction & Engineering —1.9%
China Communications Construction Co. Ltd., Class H	32,618,000	36,038,314
China Railway Construction Corp. Ltd., Class H	13,913,000	16,790,314
China Railway Group Ltd., Class H	28,178,000	24,453,742

		77,282,370
Construction Materials — 1.4%
Anhui Conch Cement Co. Ltd., Class H	8,715,500	55,810,565

Diversified Telecommunication Services — 2.5%
China Telecom Corp. Ltd., Class H	102,254,000	48,343,964
China Unicom Hong Kong Ltd.	43,570,000	53,691,073

		102,035,037
Electronic Equipment, Instruments & Components — 1.9%
Sunny Optical Technology Group Co. Ltd.	4,797,300	79,168,915

Gas Utilities — 1.2%
China Gas Holdings Ltd.(a)	11,713,000	47,466,074

Industrial Conglomerates — 2.0%
CITIC Ltd.	36,154,000	51,048,638
Fosun International Ltd.	16,586,500	30,310,420

		81,359,058
Insurance — 13.7%
China Life Insurance Co. Ltd., Class H	54,819,000	136,782,911
China Pacific Insurance Group Co. Ltd., Class H	19,012,600	74,139,727
New China Life Insurance Co. Ltd., Class H	6,427,600	29,569,508
People’s Insurance Co. Group of China Ltd. (The), Class H	60,405,000	26,941,947
PICC Property & Casualty Co. Ltd., Class H	49,569,550	55,904,439
Ping An Insurance Group Co. of China Ltd., Class H	25,556,000	237,089,491

		560,428,023

Security	Shares	Value
Internet Software & Services — 8.2%
Tencent Holdings Ltd.	7,390,100	$334,511,704

Machinery — 0.6%
CRRC Corp. Ltd., Class H	29,656,450	26,001,335

Metals & Mining — 0.4%
China Molybdenum Co. Ltd., Class H(a)	28,998,000	14,781,417

Oil, Gas & Consumable Fuels — 12.0%
China Petroleum & Chemical Corp., Class H	166,320,600	160,446,397
China Shenhua Energy Co. Ltd., Class H	25,037,500	56,474,484
CNOOC Ltd.	95,022,000	158,871,519
PetroChina Co. Ltd., Class H	153,290,000	117,011,539

		492,803,939
Real Estate Management & Development — 8.9%
China Evergrande Group(a)(c)	21,744,000	59,990,901
China Overseas Land & Investment Ltd.	28,250,000	88,740,817
China Resources Land Ltd.	19,709,333	72,084,496
China Vanke Co. Ltd., Class H	9,687,300	30,924,204
Country Garden Holdings Co. Ltd.(a)	54,385,000	84,275,387
Longfor Group Holdings Ltd.	10,875,000	30,558,069

		366,573,874
Technology Hardware, Storage & Peripherals — 0.8%
Xiaomi Corp., Class B(a)(b)(c)	14,193,200	31,833,254

Wireless Telecommunication Services — 6.1%
China Mobile Ltd.	27,657,500	249,536,583

Total Common Stocks — 98.1% (Cost: $3,945,882,500)		4,017,480,471

Short-Term Investments
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(d)(e)(f)	116,024,563	116,059,370
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(d)(e)	2,587,512	2,587,512

		118,646,882

Total Short-Term Investments — 2.9% (Cost: $118,624,297)		118,646,882

Total Investments in Securities — 101.0% (Cost: $4,064,506,797)		4,136,127,353
Other Assets, Less Liabilities — (1.0)%		(40,057,164)

Net Assets — 100.0%		$4,096,070,189

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) July 31, 2018	iShares® China Large-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	121,438,320	(5,413,757)	116,024,563	$116,059,370	$1,764,769	(b)	$(2,152)	$14,233
BlackRock Cash Funds: Treasury, SL Agency Shares	920,999	1,666,513	2,587,512	2,587,512	47,567		—	—

				$118,646,882	$1,812,336		$(2,152)	$14,233

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng China Enterprises Index	1,092	08/30/18	$76,572	$(384,086)
MSCI Emerging Markets E-Mini	1	09/21/18	55	1,072

				$(383,014)

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$1,072

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$384,086

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(1,162,037)

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$(479,623)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$28,980,505

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

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Schedule of Investments (continued) July 31, 2018	iShares® China Large-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,017,480,471	$—	$—	$4,017,480,471
Money Market Funds	118,646,882	—	—	118,646,882

	$4,136,127,353	$—	$—	$4,136,127,353

Derivative financial instruments(a)
Assets
Futures Contracts	$1,072	$—	$—	$1,072
Liabilities
Futures Contracts	(384,086)	—	—	(384,086)

	$(383,014)	$—	$—	$(383,014)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments July 31, 2018	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.8%
AECC Aviation Power Co. Ltd., Class A	12,000	$41,959
AVIC Aircraft Co. Ltd., Class A	14,000	34,306
China Avionics Systems Co. Ltd., Class A	8,000	17,009
China Spacesat Co. Ltd., Class A	6,000	17,000

		110,274
Air Freight & Logistics — 0.1%
Shenzhen Feima International Supply Chain Co. Ltd., Class A(a)(b)	6,188	9,897

Airlines — 0.8%
Air China Ltd., Class A	21,000	23,880
China Eastern Airlines Corp. Ltd., Class A	43,000	37,036
China Southern Airlines Co. Ltd., Class A	37,000	38,492
Spring Airlines Co. Ltd., Class A	3,004	14,903

		114,311
Auto Components — 1.2%
China Shipbuilding Industry Group Power Co. Ltd., Class A	9,000	23,942
Fuyao Glass Industry Group Co. Ltd., Class A	11,000	40,690
Huayu Automotive Systems Co. Ltd., Class A	16,000	54,748
Wanxiang Qianchao Co. Ltd., Class A	15,000	14,813
Weifu High-Technology Group Co. Ltd., Class A	4,000	12,560
Zhejiang Century Huatong Group Co. Ltd., Class A(a)(b)	4,500	19,102

		165,855
Automobiles — 2.2%
BYD Co. Ltd., Class A	10,000	61,979
Chongqing Changan Automobile Co. Ltd., Class A	24,000	28,454
Guangzhou Automobile Group Co. Ltd., Class A	12,080	18,842
SAIC Motor Corp. Ltd., Class A	41,000	191,789

		301,064
Banks — 19.7%
Agricultural Bank of China Ltd., Class A	401,000	214,174
Bank of Beijing Co. Ltd., Class A	110,000	96,035
Bank of China Ltd., Class A	257,000	136,510
Bank of Communications Co. Ltd., Class A	205,000	172,959
Bank of Guiyang Co. Ltd., Class A	12,000	21,834
Bank of Hangzhou Co. Ltd., Class A	26,660	31,803
Bank of Jiangsu Co. Ltd., Class A	60,000	56,521
Bank of Nanjing Co. Ltd., Class A	44,000	49,906
Bank of Ningbo Co. Ltd., Class A	27,000	69,053
Bank of Shanghai Co. Ltd., Class A	57,440	95,239
China CITIC Bank Corp. Ltd., Class A	30,000	27,600
China Construction Bank Corp., Class A	50,000	51,429
China Everbright Bank Co. Ltd., Class A	215,000	115,778
China Merchants Bank Co. Ltd., Class A	108,000	449,894
China Minsheng Banking Corp. Ltd., Class A	184,880	164,936
Huaxia Bank Co. Ltd., Class A	67,000	74,814
Industrial & Commercial Bank of China Ltd., Class A	282,000	233,786
Industrial Bank Co. Ltd., Class A	109,000	247,102
Ping An Bank Co. Ltd., Class A	90,036	124,448
Shanghai Pudong Development Bank Co. Ltd., Class A	154,000	229,807

		2,663,628
Beverages — 8.8%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	8,000	150,663
Kweichow Moutai Co. Ltd., Class A	6,592	702,649
Luzhou Laojiao Co. Ltd., Class A	8,000	64,479
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	4,066	36,375
Tsingtao Brewery Co. Ltd., Class A	3,000	19,527

Security	Shares	Value
Beverages (continued)
Wuliangye Yibin Co. Ltd., Class A	20,000	$211,733

		1,185,426
Capital Markets — 6.6%
Anxin Trust Co. Ltd., Class A	30,040	33,191
Changjiang Securities Co. Ltd., Class A	29,000	22,765
China Merchants Securities Co. Ltd., Class A	30,006	59,350
CITIC Securities Co. Ltd., Class A	51,000	126,168
Dongxing Securities Co. Ltd., Class A	12,000	22,062
Everbright Securities Co. Ltd., Class A	21,000	33,710
First Capital Securities Co. Ltd., Class A(b)	18,000	16,085
Founder Securities Co. Ltd., Class A(b)	43,000	42,841
GF Securities Co. Ltd., Class A	31,000	60,906
Guosen Securities Co. Ltd., Class A	21,000	27,886
Guotai Junan Securities Co. Ltd., Class A	39,000	85,895
Guoyuan Securities Co. Ltd., Class A	17,000	17,561
Haitong Securities Co. Ltd., Class A	42,000	58,361
Huaan Securities Co. Ltd., Class A	19,000	15,751
Huatai Securities Co. Ltd., Class A	28,000	63,517
Industrial Securities Co. Ltd., Class A	34,660	24,666
Orient Securities Co. Ltd./China, Class A	31,000	41,529
SDIC Capital Co. Ltd., Class A	11,000	15,382
Shanxi Securities Co. Ltd., Class A	15,000	14,746
Shenwan Hongyuan Group Co. Ltd., Class A	99,000	64,497
Sinolink Securities Co. Ltd., Class A	16,088	16,666
SooChow Securities Co. Ltd., Class A	15,000	14,702
Western Securities Co. Ltd., Class A	18,000	19,756

		897,993
Chemicals — 1.2%
China Hainan Rubber Industry Group Co. Ltd., Class A(a)(b)	20,300	18,497
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	15,000	19,566
Rongsheng Petro Chemical Co. Ltd., Class A	16,050	27,436
Sinopec Shanghai Petrochemical Co. Ltd., Class A	25,019	19,824
Tianqi Lithium Corp., Class A	6,000	40,850
Zhejiang Longsheng Group Co. Ltd., Class A	17,000	29,135

		155,308
Commercial Services & Supplies — 0.2%
Jihua Group Corp. Ltd., Class A	18,000	11,647
Tus-Sound Environmental Resources Co. Ltd., Class A	7,000	17,790

		29,437
Communications Equipment — 0.5%
Beijing Xinwei Technology Group Co. Ltd., Class A(a)(b)	13,008	19,488
Guangzhou Haige Communications Group Inc. Co., Class A	12,000	15,759
Hengtong Optic-Electric Co. Ltd., Class A	9,880	32,676

		67,923
Construction & Engineering — 4.6%
Beijing Orient Landscape & Environment Co. Ltd., Class A(a)(b)	9,107	17,960
China CAMC Engineering Co. Ltd., Class A(a)(b)	4,032	7,975
China Communications Construction Co. Ltd., Class A	14,000	27,897
China Gezhouba Group Co. Ltd., Class A	24,000	27,539
China National Chemical Engineering Co. Ltd., Class A	26,000	26,934
China Nuclear Engineering Corp. Ltd., Class A	9,000	10,670
China Railway Construction Corp. Ltd., Class A	60,075	90,264
China Railway Group Ltd., Class A(a)(b)	66,500	84,403
China State Construction Engineering Corp. Ltd., Class A	225,000	191,484
Metallurgical Corp. of China Ltd., Class A	103,000	52,745
Power Construction Corp. of China Ltd., Class A	52,000	43,262
Shanghai Tunnel Engineering Co. Ltd., Class A	15,000	13,998

14	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Construction & Engineering (continued)
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	14,000	$21,980

		617,111
Construction Materials — 1.1%
Anhui Conch Cement Co. Ltd., Class A	21,000	118,724
BBMG Corp., Class A	43,000	23,345

		142,069
Distributors — 0.1%
Liaoning Cheng Da Co. Ltd., Class A	9,000	19,413

Diversified Financial Services — 0.3%
Avic Capital Co. Ltd., Class A	47,101	33,865

Diversified Telecommunication Services — 0.1%
Dr. Peng Telecom & Media Group Co. Ltd., Class A	8,030	13,585

Electrical Equipment — 1.6%
Fangda Carbon New Material Co. Ltd., Class A	9,000	33,477
Luxshare Precision Industry Co. Ltd., Class A	22,110	58,558
Shanghai Electric Group Co. Ltd., Class A(a)(b)	29,400	27,350
TBEA Co. Ltd., Class A	20,000	20,278
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	16,020	32,768
Zhejiang Chint Electrics Co. Ltd., Class A	11,000	37,316

		209,747
Electronic Equipment, Instruments & Components — 3.1%
Dongxu Optoelectronic Technology Co. Ltd., Class A	29,000	25,872
GoerTek Inc., Class A	17,000	23,996
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	48,088	243,996
HNA Technology Co. Ltd., Class A(a)(b)	7,000	5,413
O-film Tech Co. Ltd., Class A	14,000	34,224
Tianma Microelectronics Co. Ltd., Class A	10,000	20,865
Unisplendour Corp. Ltd., Class A	4,220	29,753
Zhejiang Dahua Technology Co. Ltd., Class A	15,000	41,356

		425,475
Energy Equipment & Services — 0.1%
Offshore Oil Engineering Co. Ltd., Class A	22,000	17,206

Food & Staples Retailing — 0.4%
Yonghui Superstores Co. Ltd., Class A	50,000	56,051

Food Products — 2.9%
Beijing Dabeinong Technology Group Co. Ltd., Class A	24,000	14,614
Foshan Haitian Flavouring & Food Co. Ltd., Class A	12,000	124,627
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,000	51,828
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	32,000	124,146
Muyuan Foodstuff Co. Ltd., Class A	9,000	35,286
New Hope Liuhe Co. Ltd., Class A	23,000	22,004
Tongwei Co. Ltd., Class A	20,093	20,874

		393,379
Health Care Providers & Services — 1.2%
Huadong Medicine Co. Ltd., Class A	8,050	54,689
Jointown Pharmaceutical Group Co. Ltd., Class A	11,012	26,176
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	17,020	48,923
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	11,009	37,363

		167,151
Hotels, Restaurants & Leisure — 1.1%
China International Travel Service Corp. Ltd., Class A	10,000	103,049
Shenzhen Overseas Chinese Town Co. Ltd., Class A	43,000	42,652

		145,701

Security	Shares	Value
Household Durables — 3.3%
Gree Electric Appliances Inc. of Zhuhai, Class A(b)	16,000	$103,698
Hangzhou Robam Appliances Co. Ltd., Class A	5,000	21,115
Midea Group Co. Ltd., Class A	34,045	237,833
Qingdao Haier Co. Ltd., Class A	32,000	80,901

		443,547
Independent Power and Renewable Electricity Producers — 3.4%
China National Nuclear Power Co. Ltd., Class A	68,000	57,272
China Yangtze Power Co. Ltd., Class A	76,000	187,792
Huadian Power International Corp. Ltd., Class A	43,000	28,329
Huaneng Power International Inc., Class A	26,000	28,841
Hubei Energy Group Co. Ltd., Class A	25,000	15,774
Kaidi Ecological and Environmental Technology Co. Ltd., Class A(b)	8,400	1,997
SDIC Power Holdings Co. Ltd., Class A	35,000	40,109
Shenergy Co. Ltd., Class A	25,000	19,405
Shenzhen Energy Group Co. Ltd., Class A	19,000	14,218
Sichuan Chuantou Energy Co. Ltd., Class A	23,000	29,867
Zhejiang Zheneng Electric Power Co. Ltd., Class A	48,000	35,497

		459,101
Insurance — 6.1%
China Life Insurance Co. Ltd., Class A	14,000	48,172
China Pacific Insurance Group Co. Ltd., Class A	33,000	165,746
Hubei Biocause Pharmaceutical Co. Ltd., Class A	22,000	21,628
New China Life Insurance Co. Ltd., Class A	11,000	79,588
Ping An Insurance Group Co. of China Ltd., Class A	57,037	515,536

		830,670
IT Services — 0.2%
DHC Software Co. Ltd., Class A	17,000	22,724

Machinery — 2.7%
China International Marine Containers Group Co. Ltd., Class A	7,000	12,757
CRRC Corp. Ltd., Class A	110,000	135,418
Han’s Laser Technology Industry Group Co. Ltd., Class A	6,000	42,426
Sany Heavy Industry Co. Ltd., Class A	40,000	54,290
Weichai Power Co. Ltd., Class A	32,000	40,052
XCMG Construction Machinery Co. Ltd., Class A	38,000	23,641
Zhengzhou Yutong Bus Co. Ltd., Class A	12,000	29,581
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	36,000	22,080

		360,245
Marine — 0.3%
COSCO SHIPPING Development Co. Ltd., Class A(b)	46,000	16,874
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	40,000	26,470

		43,344
Media — 0.9%
China Film Co. Ltd., Class A	10,000	22,200
China South Publishing & Media Group Co. Ltd., Class A	10,000	18,429
Chinese Universe Publishing and Media Co. Ltd., Class A	7,000	12,757
CITIC Guoan Information Industry Co. Ltd., Class A	21,000	15,099
Shanghai Oriental Pearl Group Co. Ltd., Class A	14,050	29,254
Wanda Film Holding Co. Ltd., Class A(a)(b)	2,800	21,347

		119,086
Metals & Mining — 4.3%
Angang Steel Co. Ltd., Class A	21,000	20,553
Baoshan Iron & Steel Co. Ltd., Class A	97,047	123,744
China Molybdenum Co. Ltd., Class A	37,000	31,814
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	19,000	30,973
Hesteel Co. Ltd., Class A	56,000	24,076
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	200,000	49,008

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) July 31, 2018	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining (continued)
Jiangsu Shagang Co. Ltd., Class A(a)(b)	5,600	$15,481
Jiangxi Copper Co. Ltd., Class A	11,000	24,888
Jiangxi Ganfeng Lithium Co. Ltd., Class A	6,000	32,442
Jinduicheng Molybdenum Co. Ltd., Class A	13,000	12,914
Maanshan Iron & Steel Co. Ltd., Class A(b)	32,000	19,815
Shandong Gold Mining Co. Ltd., Class A	10,000	35,890
Shandong Iron and Steel Co. Ltd., Class A(a)(b)	32,220	8,746
Shanxi Taigang Stainless Steel Co. Ltd., Class A(a)(b)	16,100	12,402
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	18,000	12,757
Tongling Nonferrous Metals Group Co. Ltd., Class A	57,000	18,400
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,220	42,694
Zhongjin Gold Corp. Ltd., Class A	17,000	17,436
Zijin Mining Group Co. Ltd., Class A	88,000	45,710

		579,743
Oil, Gas & Consumable Fuels — 2.2%
China Petroleum & Chemical Corp., Class A	133,000	131,923
PetroChina Co. Ltd., Class A	84,000	95,275
Shaanxi Coal Industry Co. Ltd., Class A	35,000	39,082
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	16,000	20,683
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	17,000	17,112

		304,075
Pharmaceuticals — 5.5%
Beijing Tongrentang Co. Ltd., Class A	7,000	34,717
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	6,000	22,318
Dong-E-E-Jiao Co. Ltd., Class A	4,000	30,749
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	8,000	42,787
Jiangsu Hengrui Medicine Co. Ltd., Class A	19,060	192,608
Kangmei Pharmaceutical Co. Ltd., Class A	27,000	84,583
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	3,000	18,510
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	11,063	60,061
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	5,000	24,790
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,000	30,218
Tasly Pharmaceutical Group Co. Ltd., Class A	8,080	29,462
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	12,000	38,367
Yunnan Baiyao Group Co. Ltd., Class A	5,200	76,002
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,099	52,361

		737,533
Real Estate Management & Development — 5.3%
China Fortune Land Development Co. Ltd., Class A	15,000	57,863
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	34,000	94,888
China Vanke Co. Ltd., Class A	51,000	174,510
Financial Street Holdings Co. Ltd., Class A	15,066	16,536
Future Land Holdings Co. Ltd., Class A	12,000	50,798
Gemdale Corp., Class A	23,000	30,913
Greenland Holdings Corp. Ltd., Class A	42,000	39,811
Jinke Properties Group Co. Ltd., Class A	28,000	20,830
Poly Real Estate Group Co. Ltd., Class A	62,000	110,351
RiseSun Real Estate Development Co. Ltd., Class A	23,000	27,707
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	8,000	12,959
Xinhu Zhongbao Co. Ltd., Class A	45,000	24,299
Youngor Group Co. Ltd., Class A	19,000	20,268

Security	Shares	Value
Real Estate Management & Development (continued)
Zhejiang China Commodities City Group Co. Ltd., Class A	29,000	$18,638
Zhongtian Financial Group Co. Ltd., Class A(a)(b)	18,200	17,812

		718,183
Road & Rail — 0.9%
Daqin Railway Co. Ltd., Class A	77,000	101,119
Guangshen Railway Co. Ltd., Class A	28,800	18,256

		119,375
Semiconductors & Semiconductor Equipment — 0.7%
LONGi Green Energy Technology Co. Ltd., Class A	16,080	36,972
Sanan Optoelectronics Co. Ltd., Class A	22,000	61,108

		98,080
Software — 1.5%
Aisino Corp., Class A	10,000	39,896
Beijing Shiji Information Technology Co. Ltd., Class A	5,000	23,969
Giant Network Group Co. Ltd., Class A	7,000	21,477
Hundsun Technologies Inc., Class A	3,000	22,520
Iflytek Co. Ltd., Class A	11,050	50,927
Perfect World Co. Ltd/China, Class A	4,095	16,890
Shanghai 2345 Network Holding Group Co. Ltd., Class A	23,360	15,390
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A	7,000	11,473

		202,542
Specialty Retail — 0.9%
China Grand Automotive Services Co. Ltd., Class A	29,010	26,604
Suning.com Co. Ltd., Class A	49,000	94,978

		121,582
Technology Hardware, Storage & Peripherals — 1.6%
BOE Technology Group Co. Ltd., Class A	176,003	97,102
Focus Media Information Technology Co. Ltd., Class A	63,660	99,014
Ninestar Corp., Class A	3,000	13,351

		209,467
Textiles, Apparel & Luxury Goods — 0.1%
Heilan Home Co. Ltd., Class A	11,000	18,739

Trading Companies & Distributors — 0.1%
Xiamen C & D Inc., Class A	15,000	19,346

Transportation Infrastructure — 0.7%
Ningbo Zhoushan Port Co. Ltd., Class A	34,000	21,502
Shanghai International Airport Co. Ltd., Class A	5,035	44,527
Shanghai International Port Group Co. Ltd., Class A	37,000	32,900

		98,929
Water Utilities — 0.1%
Beijing Capital Co. Ltd., Class A	25,000	15,553

Total Common Stocks — 99.5% (Cost: $14,831,805)		13,463,733

Total Investments in Securities — 99.5% (Cost: $14,831,805)		13,463,733

Other Assets, Less Liabilities — 0.5%		65,056

Net Assets — 100.0%		$13,528,789

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.

16	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI China A ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$13,177,860	$—	$285,873	$13,463,733

The following table includes a rollforward for the year ended July 31, 2018 of investments whose values are classified as Level 3 as of the beginning or end of the year.

Common Stocks
Balance at beginning of period	$ 73,619
Realized gain (loss) and change in unrealized appreciation/depreciation	(42,853)
Purchases	184,558
Sales	(50,888)
Transfers in	121,437
Transfers out	—

Balance at end of period	$285,873

Net change in unrealized appreciation/depreciation on investments still held at end of period	$ (31,774)

The following table summarizes the valuation approaches used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of July 31, 2018.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Common Stock	$237,176	Market	Last traded price adjusted by change on proxy index(a)	-18.82% to +17.57%	0.96%
	48,697		Recent transactions(a)	—	—

	$285,873

(a)	Increase in unobservable inputs may result in a significant increase to value, while a decrease in unobservable inputs may result in a significant decrease to value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Statements of Assets and Liabilities July 31, 2018

	iShares China Large-Cap ETF	iShares MSCI China A ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$4,017,480,471	$13,463,733
Affiliated(c)	118,646,882	—
Cash	—	5,099
Cash pledged:
Futures contracts(d)	7,421,293	—
Foreign currency, at value(e)	10,748,613	40,757
Restricted foreign currency at value(f)	—	16,434	(g)
Receivables:
Investments sold	1,632,021	—
Securities lending income — Affiliated	215,580	—
Dividends	60,420,865	5,671

Total assets	4,216,565,725	13,531,694

LIABILITIES
Collateral on securities loaned, at value	117,668,629	—
Payables:
Variation margin on futures contracts	282,029	—
Investment advisory fees	2,544,878	2,905

Total liabilities	120,495,536	2,905

NET ASSETS	$4,096,070,189	$13,528,789

NET ASSETS CONSIST OF:
Paid-in capital	$5,942,820,848	$13,487,833
Undistributed net investment income	49,075,759	155,605
Accumulated net realized gain (loss)	(1,967,065,665)	1,253,989
Net unrealized appreciation (depreciation)	71,239,247	(1,368,638)

NET ASSETS	$4,096,070,189	$13,528,789

Shares outstanding	94,950,000	500,000

Net asset value	$43.14	$27.06

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$110,339,102	$—
(b) Investments, at cost — Unaffiliated	$3,945,882,500	$14,831,805
(c) Investments, at cost — Affiliated	$118,624,297	$—
(d) Cash collateral pledged, at cost	$7,418,835	$—
(e) Foreign currency, at cost	$10,747,075	$40,860
(f) Restricted foreign currency, at cost	$—	$16,575
(g) Represents foreign investor minimum settlement reserve funds required by the China Securities Depository and Clearing Corporation Limited.

See notes to financial statements.

18	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations Year Ended July 31, 2018

	iShares China Large-Cap ETF	iShares MSCI China A ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$153,295,676	$302,659
Dividends — Affiliated	47,567	—
Interest — Unaffiliated	—	159
Securities lending income — Affiliated — net	1,764,769	—
Foreign taxes withheld	(13,843,854)	(30,304)
Other foreign taxes	—	(9)

Total investment income	141,264,158	272,505

EXPENSES
Investment advisory fees	29,954,657	75,027

Total expenses	29,954,657	75,027

Less:
Investment advisory fees waived	—	(11,380)

Total expenses after fees waived	29,954,657	63,647

Net investment income	111,309,501	208,858

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(113,345,673)	1,976,297
Investments — Affiliated	(2,152)	—
In-kind redemptions — Unaffiliated	10,123,834	—
Futures contracts	(1,162,037)	—
Foreign currency transactions	(130,581)	(778)
Payments by affiliates	—	27,479

Net realized gain (loss)	(104,516,609)	2,002,998

Net change in unrealized appreciation/depreciation on:
Investments — Unaffiliated	89,469,703	(3,180,720)
Investments — Affiliated	14,233	—
Futures contracts	(479,623)	—
Foreign currency translations	5,587	(822)

Net change in unrealized appreciation/depreciation	89,009,900	(3,181,542)

Net realized and unrealized loss	(15,506,709)	(1,178,544)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$95,802,792	$(969,686)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Changes in Net Assets

	iShares China Large-Cap ETF		iShares MSCI China A ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$111,309,501	$75,835,871	$208,858	$103,942
Net realized gain (loss)	(104,516,609)	(18,665,415)	2,002,998	(100,875)
Net change in unrealized appreciation/depreciation	89,009,900	626,326,947	(3,181,542)	1,383,930

Net increase (decrease) in net assets resulting from operations	95,802,792	683,497,403	(969,686)	1,386,997

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(128,422,872)	(75,806,024)	(121,649)	(158,755)

Decrease in net assets resulting from distributions to shareholders	(128,422,872)	(75,806,024)	(121,649)	(158,755)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	782,387,665	(848,161,432)	4,402,700	—

NET ASSETS
Total increase (decrease) in net assets	749,767,585	(240,470,053)	3,311,365	1,228,242
Beginning of year	3,346,302,604	3,586,772,657	10,217,424	8,989,182

End of year	$4,096,070,189	$3,346,302,604	$13,528,789	$10,217,424

Undistributed net investment income included in net assets at end of year	$49,075,759	$58,000,204	$155,605	$64,341

See notes to financial statements.

20	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (For a share outstanding throughout each period)

	iShares China Large-Cap ETF
	Year Ended 07/31/18		Year Ended 07/31/17		Year Ended 07/31/16		Year Ended 07/31/15	Year Ended 07/31/14
Net asset value, beginning of year	$42.57		$35.11		$40.66		$41.05	$34.46

Net investment income(a)	1.27		0.86		0.65		1.10	0.98
Net realized and unrealized gain (loss)(b)	0.80		7.47		(5.18)		(0.73)	6.32

Net increase (decrease) from investment operations	2.07		8.33		(4.53)		0.37	7.30

Distributions(c)
From net investment income	(1.50)		(0.87)		(1.02)		(0.76)	(0.71)

Total distributions	(1.50)		(0.87)		(1.02)		(0.76)	(0.71)

Net asset value, end of year	$43.14		$42.57		$35.11		$40.66	$41.05

Total Return
Based on net asset value	4.73%		24.23%		(11.13)%		0.82%	21.42%

Ratios to Average Net Assets
Total expenses	0.74%		0.74%		0.74%		0.73%	0.74%

Net investment income	2.75%		2.26%		1.87%		2.53%	2.68%

Supplemental Data
Net assets, end of year (000)	$4,096,070		$3,346,303		$3,586,773		$6,593,654	$5,425,312

Portfolio turnover rate(d)	18	%(e)	15	%(e)	15	%(e)	36%	17%

(a) Based on average shares outstanding.

(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)  Portfolio turnover rate excludes in-kind transactions but includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units partially for cash in U.S. dollars (“cash creations”).

(e) Portfolio turnover rate excluding in-kind transactions and cash creations were as follows:	18%		15%		15%		—	—

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares MSCI China A ETF
	Year Ended 07/31/18		Year Ended 07/31/17	Period From 06/13/16 to 07/31/16	(a)

Net asset value, beginning of period	$29.19		$25.68	$24.13

Net investment income(b)	0.56		0.30	0.28
Net realized and unrealized gain (loss)(c)	(2.38)		3.66	1.27

Net increase (decrease) from investment operations	(1.82)		3.96	1.55

Distributions(d)
From net investment income	(0.31)		(0.45)	—

Total distributions	(0.31)		(0.45)	—

Net asset value, end of period	$27.06		$29.19	$25.68

Total Return
Based on net asset value	(6.33	)%(e)	15.65%	6.47	%(f)(g)

Ratios to Average Net Assets
Total expenses	0.65%		0.65%	0.65	%(h)

Total expenses after fees waived	0.55%		0.65%	0.65	%(h)

Net investment income	1.81%		1.13%	8.42	%(h)

Supplemental Data
Net assets, end of period (000)	$13,529		$10,217	$8,989

Portfolio turnover rate(i)	154%		13%	1	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -6.54%.
(f)	Not annualized.
(g)

The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 6.42%.

(h)	Annualized.
(i)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

See notes to financial statements.

22	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	Organization

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
China Large-Cap	Non-diversified
MSCI China A	Non-diversified

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	Investment Valuation and Fair Value Measurements

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the

N O T E S TO F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (continued)

Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	Securities and Other Investments

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of July 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of July 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

24	2 0 1 8 I S H A R E S A N N U A L R E P O R T TO S H A R E H O L D E R S

Notes to Financial Statements (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of July 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
China Large-Cap
Citigroup Global Markets Inc.	$16,292,912	$16,292,912		$—	$—
Credit Suisse Securities (USA) LLC	14,756,958	14,756,958		—	—
Goldman Sachs & Co.	37,876,476	37,876,476		—	—
Jefferies LLC	834,836	834,836		—	—
JPMorgan Securities LLC	26,210	26,210		—	—
Morgan Stanley & Co. LLC	39,259,116	39,259,116		—	—
Scotia Capital (USA) Inc.	147,111	147,111		—	—
UBS AG	1,145,483	1,145,483		—	—

	$110,339,102	$110,339,102		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	Derivative Financial Instruments

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	Investment Advisory Agreement and Other Transactions with Affiliates

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (continued)

For its investment advisory services to the iShares China Large-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee
First $6 billion	0.74%
Over $6 billion, up to and including $9 billion	0.67
Over $9 billion, up to and including $12 billion	0.60
Over $12 billion	0.54

For its investment advisory services to the iShares MSCI China A ETF, BFA is entitled to an annual investment advisory fee of 0.65%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: For the year ended July 31, 2018, BFA has voluntarily waived a portion of its investment advisory fees for the iShares MCSI China A ETF in the amount of $11,380.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended July 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
China Large-Cap	$443,345

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended July 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
China Large-Cap	$1,133,224	$6,149,444

The iShares MSCI China A ETF received a payment from BFA to compensate the Fund for transaction costs incurred in rebalancing its portfolio in connection with the change in its underlying index on April 26, 2018. The payment is shown as a payments by affiliates in the Fund’s statement of operations.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statements of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

26	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

7.	Purchases and Sales

For the year ended July 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
China Large-Cap	$ 1,470,205,037	$ 728,988,796
MSCI China A	22,057,907	17,568,136

For the year ended July 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
China Large-Cap	$45,360,423	$35,587,047

8.	Income Tax Information

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2018, the following permanent differences attributable to foreign currency transactions, passive foreign investment companies, the characterization of corporate actions, realized gains (losses) from in-kind redemptions, the use of equalization and the expiration of capital loss carryforwards, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
China Large-Cap	$ (177,395,338)	$8,188,926	$ 169,206,412
MSCI China A	638,225	4,055	(642,280)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 07/31/18	Year Ended 07/31/17
China Large-Cap
Ordinary income	$128,422,872	$75,806,024
MSCI China A
Ordinary income	$ 121,649	$ 158,755

As of July 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses)(a)	Total
China Large-Cap	$49,075,759	$—	$ (1,830,374,078)	$(65,452,340)	$ (1,846,750,659)
MSCI China A	155,605	1,723,902	—	(1,838,551)	40,956

(a)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the characterization of corporate actions.

As of July 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
China Large-Cap	$1,670,162,869	$160,211,209	$1,830,374,078

(a)	Must be utilized prior to losses subject to expiration.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (continued)

For the year ended July 31, 2018, the iShares MSCI China A ETF utilized $106,729 of its capital loss carryforwards.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of July 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
China Large-Cap	$4,201,197,312	$520,332,740	$(585,786,785)	$(65,454,045)
MSCI China A	15,301,718	90,420	(1,928,405)	(1,837,985)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

9.	Principal Risks

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Beginning on April 26, 2018, the iShares MSCI China A ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets. Prior to April 26, 2018, the Fund invested in A-shares through a Renminbi Qualified Foreign Institutional Investor (“RQFII”) license, which involved custody and settlement risks. Cash deposited in the cash account of the Fund with the RQFII custodian was commingled with cash belonging to other clients of the RQFII custodian. In the event of bankruptcy or liquidation of the RQFII custodian, the Fund may encounter difficulty or delay in recovering such debt or may not be able to recover it in full or at all. Further, RQFII regulations related to PRC brokers may impact the Fund’s ability to achieve best execution on its trades of A-shares, and may make the Fund more susceptible to credit loss or trade disruption.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by

28	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	Capital Share Transactions

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 07/31/18		Year Ended 07/31/17
iShares ETF	Shares	Amount	Shares	Amount
China Large-Cap
Shares sold	17,100,000	$818,533,649	150,000	$5,258,763
Shares redeemed	(750,000)	(36,145,984)	(23,700,000)	(853,420,195)

Net increase (decrease)	16,350,000	$782,387,665	(23,550,000)	$(848,161,432)

MSCI China A
Shares sold	350,000	$10,383,995	—	$—
Shares redeemed	(200,000)	(5,981,295)	—	—

Net increase	150,000	$4,402,700	—	$—

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	Legal Proceedings

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (continued)

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares China Large-Cap ETF and iShares MSCI China A ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares China Large-Cap ETF and iShares MSCI China AETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2018, the related statements of operations for the year ended July 31, 2018, the statements of changes in net assets for each of the two years in the period ended July 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

September 25, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T OF I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	31

Important Tax Information (unaudited)

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2018:

iShares ETF	Qualified Dividend Income
China Large-Cap	$ 136,568,653
MSCI China A	279,489

For the fiscal year ended July 31, 2018, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
China Large-Cap	$ 161,535,121	$ 13,843,854
MSCI China A	302,659	30,079

The iShares MSCI China A ETF hereby designates $638,225 as 20% rate long-term capital gain dividends for the fiscal year ended July 31, 2018.

32	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

I. iShares China Large-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	33

Board Review and Approval of Investment Advisory Contract (continued)

from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliate – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares MSCI China A ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

34	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	35

Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

36	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
China Large-Cap	$1.315388	$—	$0.181301	$1.496689	88%	—%	12%	100%
MSCI China A	0.307150	—	0.007516	0.314666	98	—	2	100
Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that a fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

S U P P L E M E N T A L I N F O R M A T I O N	37

Supplemental Information (unaudited) (continued)

iShares China Large-Cap ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	3	0.22%
Greater than 2.5% and Less than 3.0%	7	0.51
Greater than 2.0% and Less than 2.5%	13	0.94
Greater than 1.5% and Less than 2.0%	29	2.10
Greater than 1.0% and Less than 1.5%	70	5.06
Greater than 0.5% and Less than 1.0%	215	15.53
Greater than 0.0% and Less than 0.5%	392	28.34
At NAV	6	0.43
Less than 0.0% and Greater than –0.5%	320	23.12
Less than –0.5% and Greater than –1.0%	188	13.58
Less than –1.0% and Greater than –1.5%	78	5.64
Less than –1.5% and Greater than –2.0%	36	2.60
Less than –2.0% and Greater than –2.5%	11	0.79
Less than –2.5% and Greater than –3.0%	9	0.65
Less than –3.0% and Greater than –3.5%	1	0.07
Less than –3.5% and Greater than –4.0%	2	0.14
Less than –4.0% and Greater than –4.5%	2	0.14
Less than –4.5% and Greater than –5.0%	1	0.07
Less than –5.0% and Greater than –5.5%	1	0.07

	1,384	100.00%

iShares MSCI China A ETF

Period Covered: June 15, 2016 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	2	0.39%
Greater than 3.5% and Less than 4.0%	1	0.19
Greater than 3.0% and Less than 3.5%	2	0.39
Greater than 2.5% and Less than 3.0%	2	0.39
Greater than 2.0% and Less than 2.5%	7	1.36
Greater than 1.5% and Less than 2.0%	24	4.66
Greater than 1.0% and Less than 1.5%	69	13.40
Greater than 0.5% and Less than 1.0%	218	42.32
Greater than 0.0% and Less than 0.5%	151	29.32
Less than 0.0% and Greater than –0.5%	31	6.02
Less than –0.5% and Greater than –1.0%	6	1.17
Less than –1.0% and Greater than –1.5%	2	0.39

	515	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares China Large-Cap ETF (the “Fund”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

BFA is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

38	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited) (continued)

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2017 was USD 373.36 thousand. This figure is comprised of fixed remuneration of USD 148.81 thousand and variable remuneration of USD 224.54 thousand. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 52.23 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 9.73 thousand.

S U P P L E M E N T A L I N F O R M A T I O N	39

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex which consists of 358 funds as of July 31, 2018. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman(b) (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (63)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	41

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

42	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JULY 31, 2018

2018 ANNUAL REPORT

iShares Trust

  iShares Edge MSCI Min Vol Asia ex Japan ETF  |  AXJV  |  NYSE Arca

  iShares Edge MSCI Min Vol Japan ETF  |  JPMV  |  NYSE Arca

  iShares Edge MSCI Min Vol USA ETF  |  USMV  |  Cboe BZX

  iShares Edge MSCI Min Vol USA Small-Cap ETF  |  SMMV  |  Cboe BZX

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Market Overview

iShares Trust

Global Market Overview

Global equity markets advanced for the 12 months ended July 31, 2018 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 10.97% in U.S. dollar terms for the reporting period.

Global stocks rallied sharply in the first half of the reporting period as the MSCI ACWI returned more than 14%. Improving global economic growth drove the advance, particularly in the U.S., Europe, Japan, and China. Strengthening global economic growth led to rising corporate profits across most regions of the world, which was also supportive for global equity markets. By the end of 2017, global earnings estimates for 2018 accelerated at their fastest pace in more than a decade.

However, global equity markets grew increasingly volatile during the latter half of the reporting period, resulting in an almost 3% decline for the MSCI ACWI over the last six months. While the U.S. economy continued to strengthen, economic growth in other regions of the globe slowed. In addition, rising global interest rates and signs of higher inflation weighed on global stocks. Escalating trade tensions between the U.S. and several trading partners, most notably China and Europe, took center stage late in the reporting period, contributing to economic concerns and increased volatility in global equity markets.

For the reporting period, the U.S. stock market returned more than 15%, outpacing other regions of the world. U.S. stocks benefited from a stronger domestic economy, driven by healthy employment growth (which led to an 18-year low in the country’s unemployment rate) and a meaningful increase in manufacturing activity. U.S. income tax reform legislation, passed in December 2017, lowered corporate tax rates and contributed to record profit growth for U.S. companies. As the economy strengthened, the inflation rate rose to its highest level in more than six years. In response, the U.S. Federal Reserve Bank (“Fed”) raised short-term interest rates three times during the reporting period, pushing the federal funds rate target to its highest level in a decade.

Equity markets in the Asia-Pacific region returned approximately 8% in U.S. dollar terms for the reporting period. Japanese stocks posted the best returns in the region as the nation’s economy produced eight consecutive quarters of growth in 2016 and 2017, its longest period of sustained economic growth in more than 20 years. Hong Kong and Australia were also solid performers during the reporting period, benefiting from stronger economic growth, while New Zealand’s equity market declined as the country’s economy slowed markedly.

European stock markets returned approximately 6% in U.S. dollar terms for the reporting period. Equity market gains in Europe were tempered by slowing economic growth and trade tariff concerns during the last six months of the reporting period. Nonetheless, the European Central Bank (“ECB”) announced plans to end its quantitative easing measures by the end of 2018, indicating that the ECB believes the worst of the European economic downturn is over. On a country basis, the best-performing markets in Europe were Portugal, Norway, and France, while Belgium and Spain trailed.

Emerging markets underperformed developed markets during the reporting period, returning more than 4% in U.S. dollar terms. After rising by more than 18% during the first half of the reporting period, emerging markets declined sharply over the ensuing six months as rising global interest rates, a stronger U.S. dollar, and trade tensions led to reduced expectations for growth and corporate profits in emerging economies. The best-performing emerging markets for the reporting period included Russia, Peru, and the Czech Republic, while Turkey and Pakistan declined the most.

M A R K E T O V E R V I E W	5

Fund Summary as of July 31, 2018	iShares® Edge MSCI Min Vol Asia ex Japan ETF

Investment Objective

The iShares Edge MSCI Min Vol Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities (excluding Japan) that, in the aggregate, have lower volatility characteristics relative to the broader Asian equity markets (excluding Japan), as represented by the MSCI AC Asia ex Japan Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.70%	5.11%	7.70%	23.07%
Fund Market	8.35	5.25	8.35	23.74
Index	8.58	5.37	8.58	24.28

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$940.50	$1.68		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Management Commentary

Chinese equities with lower volatility characteristics contributed the most to the Index’s return for the reporting period. Chinese stocks rose sharply for much of the reporting period amid steady economic growth, but later declined on escalating trade tensions and a depreciating Chinese yuan. Chinese exports remained strong, partly due to a surge in shipments prior to the effective dates of U.S. tariffs.

Stocks in Malaysia, bolstered by rising oil prices and inflows from foreign investors, were meaningful contributors to the Index’s return as the Malaysian economy grew at its fastest rate in four years. Thailand equities were also solid contributors to the Index’s performance as infrastructure and consumer spending strengthened. Conversely, the Philippines was the largest detractor from the Index’s return as the Philippine economy slowed while inflation accelerated.

From a sector perspective, healthcare stocks were the largest contributors to the Index’s return. The pharmaceuticals industry was a standout contributor, bolstered by rising

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Fund Summary as of July 31, 2018	iShares® Edge MSCI Min Vol Asia ex Japan ETF

healthcare spending from an aging population. The financials and consumer staples sectors also contributed to the Index’s return. Bank stocks contributed the most in the financials sector, while the consumer staples sector was led by food, beverage, and tobacco stocks, which benefited from a growing middle class.

In terms of relative performance, the Index slightly outperformed the broader market, as represented by the MSCI AC Asia ex Japan Index. Minimum volatility strategies focus on providing broad market exposure with less volatility, so they tend to underperform during periods of lower volatility. Early in the reporting period, strong earnings growth and a weakening U.S. dollar limited volatility in Asian equity markets, which weighed on the Index’s performance relative to the broader market. However, as trade tensions escalated and the U.S. dollar strengthened later in the reporting period, volatility increased and the broader market declined, enabling the Index to outperform.

From a country perspective, an underweight position in China and an overweight position in Malaysia contributed the most to the Index’s performance relative to the broader market. In contrast, an overweight position in Taiwan and an underweight position in Thailand detracted from relative performance. On an industry basis, overweight positions in the banks and pharmaceuticals industries were the main contributors to relative performance, while underweight positions in the internet software and services and insurance industries detracted the most from the Index’s performance relative to the broader market.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	27.5%
Financials	23.3
Utilities	8.9
Consumer Staples	8.9
Telecommunication Services	8.5
Industrials	7.8
Health Care	5.9
Consumer Discretionary	5.0
Energy	2.7
Real Estate	1.1
Materials	0.4

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

China	31.1%
Taiwan	16.2
South Korea	11.6
Hong Kong	9.5
Malaysia	7.9
Thailand	7.1
India	6.7
Singapore	4.3
Philippines	2.8
Indonesia	2.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of July 31, 2018	iShares® Edge MSCI Min Vol Japan ETF

Investment Objective

The iShares Edge MSCI Min Vol Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities that, in the aggregate, have lower volatility characteristics relative to the broader Japanese equity markets, as represented by the MSCI Japan Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.52%	9.03%	8.52%	43.29%
Fund Market	8.55	9.09	8.55	43.66
Index	8.89	9.24	8.89	44.44

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$972.80	$1.47		$1,000.00	$1,023.30	$1.51		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Management Commentary

Industrials stocks with lower volatility characteristics contributed the most to the Index’s performance during the reporting period. The industrials sector benefited from improving global economic growth early in the reporting period, which helped drive strong exports that supported Japanese transportation stocks. Industrials stocks remained resilient despite escalating trade tensions as exports stayed strong, especially to China, Japan’s largest trading partner. Railroad stocks, which were viewed as insulated from tariffs and a potential global economic slowdown, were a source of strength. Human resources and employment services stocks also advanced as demand for services increased amid a shortage of workers and a shrinking labor pool.

The healthcare sector was also a significant contributor to the Index’s return. Within the sector, the pharmaceuticals industry was a key driver, benefiting from increased demand due to the growing proportion of elderly in Japan, where a quarter of the population is age 65 or older. The consumer discretionary and information technology

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Fund Summary as of July 31, 2018	iShares® Edge MSCI Min Vol Japan ETF

sectors also contributed to the Index’s performance. Higher wages drove stronger consumer spending, while IT services companies benefited from increased demand driven by continuing workplace reforms. There were no meaningful detractors from the Index’s return on a sector basis.

In terms of relative performance, the Index underperformed the broader market, as measured by the MSCI Japan Index, during the reporting period. Low volatility in the Japanese equity market early in the reporting period led the Index to underperform. Volatility increased later in the reporting period on increasing geopolitical tensions, particularly between the U.S. and North Korea, and concerns about a global trade war. Consequently, the Index outperformed the broader market late in the reporting period, but not enough to offset its earlier underperformance.

From an industry perspective, underweight positions in the automobiles and personal products industries were the main detractors from the Index’s performance, relative to the broader market. In contrast, overweight positions in the hotel, restaurants, and leisure industry, as well as the pharmaceuticals industry, were notable relative contributors.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Industrials	22.6%
Consumer Discretionary	18.4
Consumer Staples	13.1
Health Care	10.2
Real Estate	9.2
Financials	8.7
Information Technology	7.7
Telecommunication Services	4.6
Utilities	2.6
Materials	2.1
Energy	0.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Oriental Land Co. Ltd./Japan	1.6%
NTT DOCOMO Inc.	1.6
McDonald’s Holdings Co. Japan Ltd.	1.6
Central Japan Railway Co.	1.5
Japan Post Holdings Co. Ltd.	1.5
Mizuho Financial Group Inc.	1.5
Toyota Motor Corp.	1.4
Astellas Pharma Inc.	1.4
Canon Inc.	1.4
Nissan Motor Co. Ltd.	1.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of July 31, 2018	iShares® Edge MSCI Min Vol USA ETF

Investment Objective

The iShares Edge MSCI Min Vol USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market, as represented by the MSCI USA Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	12.16%	12.57%	14.36%	12.16%	80.75%	148.65%
Fund Market	12.11	12.55	14.36	12.11	80.64	148.64
Index	12.33	12.75	14.55	12.33	82.20	151.30

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,015.40	$0.75		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Management Commentary

The information technology sector contributed the most to the Index’s performance during the reporting period, reflecting gains in the IT services and software industries. IT services companies benefited from a secular shift away from cash and toward electronic payments, as well as attempts by companies to cut costs and gain efficiencies through outsourced services such as payroll and data management. Systems software and application software companies were another source of strength amid a broad transition by corporate America toward cloud-based software-as-a-service usage.

The healthcare sector was another meaningful contributor to the Index’s performance, bolstered by an aging population and rising medical costs. Healthcare equipment and supplies companies contributed the most to the Index’s return, rising amid growth in medical device sales and automated procedure volumes.

The industrials and consumer discretionary sectors were also sources of strength. Commercial services and supplies companies led the advance in the industrials sector,

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Fund Summary as of July 31, 2018	iShares® Edge MSCI Min Vol USA ETF

along with aerospace and defense stocks, which benefited from strength in commercial air traffic and global defense spending. In the consumer discretionary sector, apparel and home improvement retailers were notable contributors as economic growth improved, unemployment declined, and consumer spending strengthened.

Among the few industries to detract from the Index’s performance for the reporting period were media companies and household and personal products companies.

The Index underperformed relative to the broader market, as measured by the MSCI USA Index. Early in the reporting period, the broader market experienced little volatility, with the VIX Index — a measure of market volatility — reaching an all-time low in late 2017. Volatility increased in 2018, but the Index continued to trail the broader market as more volatile sectors such as energy and consumer discretionary performed well to date in 2018.

From a sector perspective, the Index was underweight the traditionally more volatile information technology sector relative to the broader market, which detracted from relative performance. In particular, underweight allocations to internet and direct marketing retail companies and technology hardware, storage, and peripherals companies detracted the most from relative performance. However, overweight positions in the IT services and healthcare equipment and supplies industries were contributors to relative performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	21.3%
Health Care	15.0
Consumer Staples	11.1
Financials	10.2
Industrials	10.0
Consumer Discretionary	8.9
Real Estate	8.3
Utilities	8.2
Telecommunication Services	2.9
Materials	2.1
Energy	2.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Visa Inc., Class A	1.5%
Pfizer Inc.	1.5
Waste Management Inc.	1.4
Coca-Cola Co. (The)	1.4
Johnson & Johnson	1.4
PepsiCo Inc.	1.4
McDonald’s Corp.	1.4
Newmont Mining Corp.	1.4
AT&T Inc.	1.4
Mastercard Inc., Class A	1.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of July 31, 2018	iShares® Edge MSCI Min Vol USA Small-Cap ETF

Investment Objective

The iShares Edge MSCI Min Vol USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that, in the aggregate, have lower volatility characteristics relative to the small-capitalization U.S. equity market, as represented by the MSCI USA Small Cap Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	15.19%	14.63%	15.19%	29.60%
Fund Market	15.38	14.69	15.38	29.72
Index	15.48	14.89	15.48	30.14

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/7/16. The first day of secondary market trading was 9/9/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,077.20	$1.03		$1,000.00	$1,023.80	$1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Management Commentary

The healthcare sector contributed the most to the Index’s performance during the reporting period, benefiting from significant advancements in medical technology, an aging population, and rising medical costs. These trends were especially prominent in the healthcare equipment and supplies industry, where there has been rapid growth in medical device sales and automated procedure volumes. Healthcare providers and services stocks performed well due to increasing demand for more efficient and cost-effective treatment for the aging baby boomer population. Life sciences tools and services stocks were other sources of strength, reflecting strong demand for diagnostic and research tools.

The industrials sector was also a meaningful contributor to the Index’s return. Capital goods companies benefited from stronger economic growth; key contributors included companies with exposure to housing construction and home improvement spending. Commercial services and supplies companies were also solid contributors as a

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Fund Summary as of July 31, 2018	iShares® Edge MSCI Min Vol USA Small-Cap ETF

number of small-capitalization diversified support services companies benefited from the evolution of automotive sales and reclamation. Information technology, consumer discretionary, financials, and consumer staples stocks were also notable contributors.

Among the few industries to detract from the Index’s performance for the reporting period were metals and mining, pharmaceutical, and internet and direct marketing retail companies.

In terms of relative performance, the Index underperformed the broader market, as represented by the MSCI USA Small Cap Index. Early in the reporting period, the broader market experienced little volatility, with the VIX Index — a measure of market volatility — reaching an all-time low in late 2017. In addition, federal tax reform and continued strong corporate earnings growth sustained a risk-on environment for much of the reporting period.

While large-capitalization stocks experienced volatility resulting from concerns about tariffs and geopolitical risk late in the reporting period, small-capitalization stocks continued to measure below-average volatility due to their greater domestic exposure.

From an industry perspective, underweight allocations to biotechnology companies and banks detracted the most from relative performance, while overweight allocations to the healthcare equipment and supplies and healthcare providers and services industries were the main contributors.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Real Estate	16.1%
Financials	15.7
Consumer Discretionary	14.8
Health Care	13.5
Information Technology	10.7
Consumer Staples	8.7
Industrials	8.0
Utilities	7.1
Materials	4.7
Other (each representing less than 1%)	0.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Starwood Property Trust Inc.	1.5%
Royal Gold Inc.	1.3
Sun Communities Inc.	1.3
Madison Square Garden Co. (The), Class A	1.2
Bio-Techne Corp.	1.1
Equity Commonwealth	1.1
Lamb Weston Holdings Inc.	1.1
Equity LifeStyle Properties Inc.	1.0
Vectren Corp.	1.0
Bright Horizons Family Solutions Inc.	1.0

(a) Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments July 31, 2018	iShares® Edge MSCI Min Vol Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 30.9%
3SBio Inc.(a)	6,000	$12,800
51job Inc., ADR(b)	126	11,563
AAC Technologies Holdings Inc.	4,300	54,797
Agricultural Bank of China Ltd., Class H	246,000	119,126
Alibaba Group Holding Ltd., ADR(b)(c)	720	134,806
ANTA Sports Products Ltd.	12,000	61,169
Autohome Inc., ADR	360	34,830
Baidu Inc., ADR(b)	546	134,959
Bank of Beijing Co. Ltd., Class A	15,000	13,096
Bank of China Ltd., Class H	216,000	101,295
Bank of Communications Co. Ltd., Class A	19,200	16,199
Bank of Communications Co. Ltd., Class H	24,000	17,311
Beijing Capital International Airport Co. Ltd., Class H	24,000	27,281
BOC Aviation Ltd.(a)	3,600	22,663
BOE Technology Group Co. Ltd., Class A	10,800	5,958
CAR Inc.(b)	30,000	29,743
China CITIC Bank Corp. Ltd., Class H	24,000	15,384
China Construction Bank Corp., Class H	78,000	70,673
China Everbright Bank Co. Ltd., Class H	54,000	23,672
China First Capital Group Ltd.(b)	12,000	7,799
China Huishan Dairy Holdings Co. Ltd.(b)(d)	11,200	214
China Medical System Holdings Ltd.	24,000	41,044
China Mengniu Dairy Co. Ltd.	24,000	74,320
China Minsheng Banking Corp. Ltd., Class H	3,760	2,784
China Mobile Ltd.	15,000	135,336
China Pacific Insurance Group Co. Ltd., Class A	1,200	6,027
China Pacific Insurance Group Co. Ltd., Class H	1,200	4,679
China Petroleum &Chemical Corp., Class H	108,000	104,186
China Railway Signal & Communication Corp. Ltd., Class H(a)	66,000	46,763
China Reinsurance Group Corp., Class H	186,000	38,873
China Resources Beer Holdings Co. Ltd.	24,000	107,963
China Resources Pharmaceutical Group Ltd.(a)	18,000	26,196
China Telecom Corp. Ltd., Class H	144,000	68,081
China Unicom Hong Kong Ltd.	12,000	14,788
China Yangtze Power Co. Ltd., Class A	6,399	15,812
Chong Sing Holdings FinTech Gr(b)	216,000	16,516
CITIC Ltd.	24,000	33,887
CSPC Pharmaceutical Group Ltd.	36,000	94,047
Ctrip.com International Ltd., ADR(b)	300	12,345
Dali Foods Group Co. Ltd.(a)	12,000	10,062
Daqin Railway Co. Ltd., Class A	8,400	11,031
Fullshare Holdings Ltd.(c)	60,000	26,455
Guangdong Investment Ltd.	72,000	124,050
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,800	9,133
Hengan International Group Co. Ltd.	6,000	53,408
Huaneng Power International Inc., Class H	36,000	27,021
Industrial & Commercial Bank of China Ltd., Class H	114,000	84,405
Industrial Bank Co. Ltd., Class A	8,400	19,043
Jiangsu Expressway Co. Ltd., Class H	60,000	72,944
Jiangsu Hengrui Medicine Co. Ltd., Class A	600	6,063
Kingboard Holdings Ltd.	3,000	10,456
Lenovo Group Ltd.	168,000	93,129
NetEase Inc., ADR	294	75,852
New Oriental Education & Technology Group Inc., ADR	510	43,880
PetroChina Co. Ltd., Class H	216,000	164,880
Ping An Insurance Group Co. of China Ltd., Class H	3,000	27,832
Semiconductor Manufacturing International Corp.(b)	9,200	11,114
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	24,000	18,351

Security	Shares	Value

China (continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,000	$14,317
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	21,000	29,232
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,400	14,313
Shanghai Pudong Development Bank Co. Ltd., Class A	12,600	18,802
Shenzhou International Group Holdings Ltd.	8,000	98,125
SINA Corp./China(b)	102	8,209
Sino Biopharmaceutical Ltd.	26,000	35,519
Sinopharm Group Co. Ltd., Class H	4,800	20,308
Sun Art Retail Group Ltd.	18,000	22,938
Sunny Optical Technology Group Co. Ltd.	1,200	19,803
TAL Education Group, Class A, ADR(b)	930	29,751
Tencent Holdings Ltd.	3,000	135,795
TravelSky Technology Ltd., Class H	24,000	68,050
Want Want China Holdings Ltd.	36,000	29,774
Weibo Corp., ADR(b)	210	17,378
Yum China Holdings Inc.	1,800	64,944
Zhaojin Mining Industry Co. Ltd., Class H	48,000	38,720
ZTE Corp., Class H(b)	4,800	8,209

		3,322,281
Hong Kong — 9.4%
ASM Pacific Technology Ltd.	600	7,222
BOC Hong Kong Holdings Ltd.	3,000	14,528
CK Infrastructure Holdings Ltd.	12,000	89,077
CLP Holdings Ltd.	15,000	171,368
Dairy Farm International Holdings Ltd.	600	4,902
Hang Seng Bank Ltd.	6,000	163,321
HK Electric Investments & HK Electric Investments Ltd.(a)	51,000	52,123
HKT Trust & HKT Ltd.	42,160	56,305
Hong Kong & China Gas Co. Ltd.	104,930	214,215
Link REIT	3,000	29,743
MTR Corp. Ltd.	24,000	134,571
Power Assets Holdings Ltd.	9,000	63,711
Yue Yuen Industrial Holdings Ltd.	3,000	8,067

		1,009,153
India — 6.7%
Dabur India Ltd.	2,568	15,784
Hindustan Unilever Ltd.	642	16,209
Infosys Ltd., ADR, NVS(c)	18,594	375,227
ITC Ltd.	960	4,167
Sun Pharmaceutical Industries Ltd.	450	3,730
Wipro Ltd., ADR, NVS(c)	59,838	302,780

		717,897
Indonesia — 2.6%
Bank Central Asia Tbk PT	94,200	152,046
Bank Mandiri Persero Tbk PT	3,000	1,383
Gudang Garam Tbk PT	1,200	6,254
Hanjaya Mandala Sampoerna Tbk PT	166,800	44,418
Kalbe Farma Tbk PT	25,800	2,317
Telekomunikasi Indonesia Persero Tbk PT	83,400	20,648
Unilever Indonesia Tbk PT	15,600	46,789

		273,855
Malaysia — 7.8%
DiGi.Com Bhd	36,000	40,295
Fraser & Neave Holdings Bhd	2,400	22,046
HAP Seng Consolidated Bhd	12,600	30,376
Hong Leong Bank Bhd	25,200	118,158
IHH Healthcare Bhd	75,000	109,041
Kuala Lumpur Kepong Bhd	5,400	32,892

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Malayan Banking Bhd	51,600	$124,525
Maxis Bhd	15,600	22,220
My EG Services Bhd	94,200	28,735
Petronas Dagangan Bhd	3,000	19,911
PPB Group Bhd	10,800	43,838
Public Bank Bhd	31,800	188,218
Tenaga Nasional Bhd	15,000	57,860

		838,115
Pakistan — 0.2%
Habib Bank Ltd.	8,400	12,044
MCB Bank Ltd.	8,400	14,050

		26,094
Philippines — 2.8%
Aboitiz Equity Ventures Inc.	12,120	13,089
Aboitiz Power Corp.	46,400	32,503
Ayala Corp.	425	7,995
Bank of the Philippine Islands	32,523	60,018
BDO Unibank Inc.	51,903	129,012
Jollibee Foods Corp.	7,110	36,149
Security Bank Corp.	420	1,606
Universal Robina Corp.	8,220	19,813

		300,185
Singapore — 4.3%
CapitaLand Mall Trust	19,200	30,465
DBS Group Holdings Ltd.	600	11,790
Oversea-Chinese Banking Corp. Ltd.	7,800	66,294
SATS Ltd.	13,800	52,613
Singapore Airlines Ltd.	15,600	112,992
Singapore Telecommunications Ltd.	38,400	90,549
United Overseas Bank Ltd.	2,600	51,606
Wilmar International Ltd.	19,800	45,526

		461,835
South Korea — 11.4%
Celltrion Inc.(b)	97	23,542
CJ CheilJedang Corp.	30	9,064
CJ Logistics Corp.(b)	144	19,438
Coway Co. Ltd.	186	15,596
DB Insurance Co. Ltd.	762	43,936
Dongsuh Cos. Inc.	354	8,070
E-MART Inc.	78	15,235
Hankook Tire Co. Ltd.	114	4,525
Hanwha Life Insurance Co. Ltd.	4,056	18,745
Hyundai Glovis Co. Ltd.	186	22,779
Hyundai Marine & Fire Insurance Co. Ltd.	420	13,760
Hyundai Mobis Co. Ltd.	102	20,789
Industrial Bank of Korea	534	7,471
Kakao Corp.	132	13,275
Kangwon Land Inc.	1,434	33,329
Kia Motors Corp.	894	25,334
Korea Electric Power Corp.	144	4,287
KT Corp.	234	5,962
KT&G Corp.	978	96,607
LG Display Co. Ltd.	738	14,019
NAVER Corp.	156	99,849
NCSoft Corp.	126	43,421
Netmarble Corp.(a)	108	13,951
S-1 Corp.	624	48,363
Samsung Biologics Co. Ltd.(a)(b)	114	38,012
Samsung C&T Corp.	42	4,637

Security	Shares	Value

South Korea (continued)
Samsung Card Co. Ltd.	180	$5,696
Samsung Electro-Mechanics Co. Ltd.	366	50,222
Samsung Electronics Co. Ltd.	3,012	124,530
Samsung Fire & Marine Insurance Co. Ltd.	348	84,927
Samsung Life Insurance Co. Ltd.	684	58,883
Samsung SDI Co. Ltd.	198	40,533
Samsung SDS Co. Ltd.	36	6,742
Shinhan Financial Group Co. Ltd.	462	17,986
SK Hynix Inc.	1,590	122,663
SK Telecom Co. Ltd.	204	45,682

		1,221,860
Taiwan — 16.1%
Advantech Co. Ltd.	6,055	40,051
ASE Technology Holding Co. Ltd.	6,124	15,683
Asustek Computer Inc.	6,000	51,643
AU Optronics Corp.	12,000	5,174
Chang Hwa Commercial Bank Ltd.	12,021	7,107
Chicony Electronics Co. Ltd.	24,902	56,370
Chunghwa Telecom Co. Ltd.	42,000	145,424
Compal Electronics Inc.	12,000	7,448
Delta Electronics Inc.	6,000	20,873
Far EasTone Telecommunications Co. Ltd.	54,000	128,059
First Financial Holding Co. Ltd.	204,678	140,735
Foxconn Technology Co. Ltd.	6,935	17,194
Hon Hai Precision Industry Co. Ltd.	48,284	132,168
Hua Nan Financial Holdings Co. Ltd.	246,336	147,654
Innolux Corp.	12,000	4,508
Lite-On Technology Corp.	36,611	48,075
Mega Financial Holding Co. Ltd.	54,000	48,066
Novatek Microelectronics Corp.	6,000	29,006
Powertech Technology Inc.	12,000	33,906
President Chain Store Corp.	6,000	65,950
Quanta Computer Inc.	24,000	41,471
Standard Foods Corp.	6,230	12,047
Synnex Technology International Corp.	30,200	43,060
Taiwan Cooperative Financial Holding Co. Ltd.	222,726	136,048
Taiwan Mobile Co. Ltd.	30,000	103,384
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	144,640
Uni-President Enterprises Corp.	6,000	15,836
United Microelectronics Corp.	72,000	41,275
Vanguard International Semiconductor Corp.	6,000	15,287
WPG Holdings Ltd.	24,000	33,279

		1,731,421
Thailand — 7.0%
Advanced Info Service PCL, NVDR	5,400	32,786
Airports of Thailand PCL, NVDR	42,000	83,634
Bangkok Bank PCL, Foreign	3,600	22,507
Bangkok Dusit Medical Services PCL, NVDR	142,800	113,742
Bangkok Expressway & Metro PCL, NVDR	105,000	26,353
BTS Group Holdings PCL, NVDR	267,000	75,839
Bumrungrad Hospital PCL, NVDR	10,800	58,918
CP ALL PCL, NVDR	36,600	82,507
Delta Electronics Thailand PCL, NVDR	20,400	42,768
Electricity Generating PCL, NVDR	3,600	24,995
Glow Energy PCL, NVDR	25,200	70,820
Home Product Center PCL, NVDR	109,800	48,514
Kasikornbank PCL, Foreign	1,200	8,115
Robinson PCL, NVDR	3,600	6,844
Siam Commercial Bank PCL (The), NVDR	4,200	17,674

16	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Thai Union Group PCL, NVDR	83,400	$41,111

		757,127

Total Common Stocks — 99.2% (Cost: $9,522,461)		10,659,823

Preferred Stocks

South Korea — 0.1%
Hyundai Motor Co., Preference Shares, NVS	186	13,601

Total Preferred Stocks — 0.1% (Cost: $14,715)		13,601

Short-Term Investments

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(e)(f)(g)	607,329	607,511
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(e)(f)	12,722	12,722

		620,233

Total Short-Term Investments — 5.8% (Cost: $620,103)		620,233

Total Investments in Securities — 105.1% (Cost: $10,157,279)		11,293,657

Other Assets, Less Liabilities — (5.1)%		(550,928)

Net Assets — 100.0%		$10,742,729

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	409,845	197,484	607,329	$607,511	$3,443	(b)	$(7)	$72
BlackRock Cash Funds: Treasury, SL Agency Shares	7,427	5,295	12,722	12,722	143		—	—

				$620,233	$3,586		$(7)	$72

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol Asia ex Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,659,609	$—	$214	$10,659,823
Preferred Stocks	13,601	—	—	13,601
Money Market Funds	620,233	—	—	620,233

	$11,293,443	$—	$214	$11,293,657

See notes to financial statements.

18	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2018	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Air Freight & Logistics — 0.1%
Yamato Holdings Co. Ltd.	1,500	$43,322

Airlines — 2.3%
ANA Holdings Inc.	10,000	366,268
Japan Airlines Co. Ltd.	11,000	405,154

		771,422
Auto Components — 1.4%
Aisin Seiki Co. Ltd.	2,500	115,910
Bridgestone Corp.	6,500	255,146
Denso Corp.	1,000	49,169
Sumitomo Electric Industries Ltd.	1,500	22,968
Sumitomo Rubber Industries Ltd.	2,500	41,227

		484,420
Automobiles — 4.4%
Honda Motor Co. Ltd.	7,500	224,786
Mitsubishi Motors Corp.	2,000	15,187
Nissan Motor Co. Ltd.	50,500	476,173
Subaru Corp.	3,000	87,207
Suzuki Motor Corp.	3,500	204,828
Toyota Motor Corp.	7,500	489,436

		1,497,617
Banks — 6.4%
Aozora Bank Ltd.	7,500	279,726
Chiba Bank Ltd. (The)	6,500	46,221
Concordia Financial Group Ltd.	3,500	18,760
Japan Post Bank Co. Ltd.	39,500	473,196
Mebuki Financial Group Inc.	10,500	37,333
Mitsubishi UFJ Financial Group Inc.	26,000	160,125
Mizuho Financial Group Inc.	284,500	494,584
Resona Holdings Inc.	31,000	176,102
Sumitomo Mitsui Financial Group Inc.	7,500	297,816
Yamaguchi Financial Group Inc.	15,000	169,644

		2,153,507
Beverages — 3.0%
Asahi Group Holdings Ltd.	7,500	363,275
Coca-Cola Bottlers Japan Holdings Inc.	2,500	89,892
Kirin Holdings Co. Ltd.	10,500	267,987
Suntory Beverage & Food Ltd.	7,000	297,347

		1,018,501
Building Products — 0.4%
Daikin Industries Ltd.	1,000	118,992
LIXIL Group Corp.	1,000	20,422

		139,414
Chemicals — 1.9%
Asahi Kasei Corp.	5,000	66,576
Kuraray Co. Ltd.	4,500	63,315
Nissan Chemical Corp.	500	22,311
Shin-Etsu Chemical Co. Ltd.	2,000	201,358
Toray Industries Inc.	37,500	290,077

		643,637
Commercial Services & Supplies — 2.3%
Dai Nippon Printing Co. Ltd.	3,500	76,197
Park24 Co. Ltd.	8,000	224,406
Secom Co. Ltd.	5,500	419,108
Toppan Printing Co. Ltd.	10,000	76,738

		796,449

Security	Shares	Value

Construction & Engineering — 1.0%
Kajima Corp.	10,000	$77,810
Obayashi Corp.	13,000	135,296
Taisei Corp.	2,500	138,690

		351,796
Diversified Consumer Services — 0.4%
Benesse Holdings Inc.	3,500	127,099

Diversified Telecommunication Services — 1.4%
Nippon Telegraph & Telephone Corp.	10,000	461,676

Electric Utilities — 1.1%
Chubu Electric Power Co. Inc.	7,000	107,589
Chugoku Electric Power Co. Inc. (The)	7,500	98,490
Kansai Electric Power Co. Inc. (The)	3,500	49,652
Kyushu Electric Power Co. Inc.	1,500	17,608
Tohoku Electric Power Co. Inc.	7,500	95,073

		368,412
Electrical Equipment — 0.6%
Mitsubishi Electric Corp.	1,000	13,503
Nidec Corp.	1,200	173,450

		186,953
Electronic Equipment, Instruments & Components — 1.6%
Hamamatsu Photonics KK	2,500	105,637
Hirose Electric Co. Ltd.	520	63,130
Keyence Corp.	600	315,759
Shimadzu Corp.	1,500	42,612

		527,138
Equity Real Estate Investment Trusts (REITs) — 8.5%
Daiwa House REIT Investment Corp.	130	320,529
Japan Prime Realty Investment Corp.	75	269,676
Japan Real Estate Investment Corp.	80	418,081
Japan Retail Fund Investment Corp.	200	364,302
Nippon Building Fund Inc.	75	416,741
Nippon Prologis REIT Inc.	230	464,562
Nomura Real Estate Master Fund Inc.	190	268,858
United Urban Investment Corp.	225	348,535

		2,871,284
Food & Staples Retailing — 3.4%
Aeon Co. Ltd.	6,500	131,609
FamilyMart UNY Holdings Co. Ltd.(a)	1,500	139,360
Lawson Inc.	6,000	359,657
Seven & i Holdings Co. Ltd.	8,500	345,877
Sundrug Co. Ltd.	1,000	39,932
Tsuruha Holdings Inc.	1,000	122,744

		1,139,179
Food Products — 3.9%
Ajinomoto Co. Inc.	8,500	150,007
Calbee Inc.	1,000	33,053
MEIJI Holdings Co. Ltd.	2,600	203,931
NH Foods Ltd.	4,500	178,488
Nisshin Seifun Group Inc.	3,500	68,318
Nissin Foods Holdings Co. Ltd.	3,000	206,628
Toyo Suisan Kaisha Ltd.	6,000	216,545
Yamazaki Baking Co. Ltd.	10,000	247,901

		1,304,871
Gas Utilities — 1.5%
Osaka Gas Co. Ltd.	16,500	316,174
Toho Gas Co. Ltd.	500	16,995

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
Tokyo Gas Co. Ltd.	7,000	$170,310

		503,479
Health Care Equipment & Supplies — 1.4%
Hoya Corp.	3,500	209,487
Terumo Corp.	5,000	273,808

		483,295
Health Care Providers & Services — 0.3%
Medipal Holdings Corp.	1,000	20,252
Suzuken Co. Ltd./Aichi Japan	2,000	87,279

		107,531
Health Care Technology — 0.2%
M3 Inc.	1,500	56,883

Hotels, Restaurants & Leisure — 3.1%
McDonald’s Holdings Co. Japan Ltd.	11,000	524,745
Oriental Land Co. Ltd./Japan	5,000	541,808

		1,066,553
Household Durables — 2.1%
Nikon Corp.	7,000	117,688
Panasonic Corp.	2,000	25,692
Rinnai Corp.	1,500	129,444
Sekisui Chemical Co. Ltd.	6,000	107,093
Sekisui House Ltd.	10,000	169,868
Sony Corp.	3,000	156,191

		705,976
Household Products — 0.5%
Lion Corp.	2,500	45,136
Unicharm Corp.	4,500	136,560

		181,696
Industrial Conglomerates — 0.5%
Keihan Holdings Co. Ltd.	4,500	163,413
Toshiba Corp.(b)	5,000	15,321

		178,734
Insurance — 2.4%
Japan Post Holdings Co. Ltd.	45,000	495,265
MS&AD Insurance Group Holdings Inc.	3,000	91,442
Sompo Holdings Inc.	1,000	40,504
Sony Financial Holdings Inc.	3,000	57,460
Tokio Marine Holdings Inc.	2,500	118,389

		803,060
Internet & Direct Marketing Retail — 0.2%
Rakuten Inc.	9,000	63,267

Internet Software & Services — 0.6%
Yahoo Japan Corp.	57,000	216,411

IT Services — 1.5%
Fujitsu Ltd.	5,000	33,965
Nomura Research Institute Ltd.	2,080	99,596
NTT Data Corp.	13,500	153,524
Otsuka Corp.	5,500	214,222

		501,307
Leisure Products — 1.9%
Bandai Namco Holdings Inc.	3,500	139,606
Sankyo Co. Ltd.	8,500	334,108
Sega Sammy Holdings Inc.	4,000	63,605
Shimano Inc.	700	100,366

Security	Shares	Value

Leisure Products (continued)
Yamaha Corp.	500	$23,316

		661,001
Machinery — 2.2%
FANUC Corp.	1,000	195,819
Hoshizaki Corp.	1,000	100,590
Komatsu Ltd.	6,500	190,285
Kurita Water Industries Ltd.	1,000	29,123
Makita Corp.	5,000	223,780

		739,597
Media — 0.3%
Dentsu Inc.	500	20,949
Hakuhodo DY Holdings Inc.	1,500	22,968
Toho Co. Ltd./Tokyo	2,000	59,496

		103,413
Metals & Mining — 0.2%
Maruichi Steel Tube Ltd.	2,000	68,697

Multiline Retail — 0.7%
Don Quijote Holdings Co. Ltd.	500	23,316
Ryohin Keikaku Co. Ltd.	500	160,130
Takashimaya Co. Ltd.	5,000	41,719

		225,165
Oil, Gas & Consumable Fuels — 0.8%
Idemitsu Kosan Co. Ltd.	500	22,468
JXTG Holdings Inc.	33,000	241,589

		264,057
Personal Products — 1.2%
Kao Corp.	5,000	363,454
Shiseido Co. Ltd.	500	36,671

		400,125
Pharmaceuticals — 8.2%
Astellas Pharma Inc.	30,000	487,091
Chugai Pharmaceutical Co. Ltd.	2,500	126,630
Daiichi Sankyo Co. Ltd.	6,000	247,740
Eisai Co. Ltd.	1,500	128,399
Hisamitsu Pharmaceutical Co. Inc.	500	36,448
Kyowa Hakko Kirin Co. Ltd.	2,500	47,280
Mitsubishi Tanabe Pharma Corp.	21,500	401,804
Ono Pharmaceutical Co. Ltd.	3,000	70,605
Otsuka Holdings Co. Ltd.	6,000	276,041
Santen Pharmaceutical Co. Ltd.	2,000	33,321
Shionogi & Co. Ltd.	3,500	189,977
Sumitomo Dainippon Pharma Co. Ltd.	4,500	86,953
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	282,071
Takeda Pharmaceutical Co. Ltd.	9,000	375,871

		2,790,231
Professional Services — 0.6%
Recruit Holdings Co. Ltd.	7,000	191,040

Real Estate Management & Development — 0.7%
Daito Trust Construction Co. Ltd.	1,500	250,112

Road & Rail — 9.7%
Central Japan Railway Co.	2,500	519,140
East Japan Railway Co.	4,200	391,710
Hankyu Hanshin Holdings Inc.	8,000	317,670
Keikyu Corp.	8,000	130,713
Keio Corp.	2,000	97,910
Keisei Electric Railway Co. Ltd.	1,500	49,781

20	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Kintetsu Group Holdings Co. Ltd.	6,000	$237,985
Kyushu Railway Co.	10,500	321,735
Nagoya Railroad Co. Ltd.	15,500	388,261
Nippon Express Co. Ltd.	500	32,607
Odakyu Electric Railway Co. Ltd.	3,000	63,355
Tobu Railway Co. Ltd.	8,500	249,821
Tokyu Corp.	7,500	128,774
West Japan Railway Co.	5,000	348,401

		3,277,863
Semiconductors & Semiconductor Equipment — 0.3%
Disco Corp.	100	16,947
Tokyo Electron Ltd.	500	85,559

		102,506
Software — 1.0%
Konami Holdings Corp.	1,500	70,350
Nintendo Co. Ltd.	100	32,839
Oracle Corp. Japan	3,000	251,385

		354,574
Specialty Retail — 3.7%
ABC-Mart Inc.	4,000	216,187
Fast Retailing Co. Ltd.	100	43,550
Hikari Tsushin Inc.	1,000	167,500
Nitori Holdings Co. Ltd.	1,900	286,256
Shimamura Co. Ltd.	2,000	186,886
USS Co. Ltd.	5,000	94,515
Yamada Denki Co. Ltd.(a)	54,500	269,725

		1,264,619
Technology Hardware, Storage & Peripherals — 2.6%
Canon Inc.	15,000	484,679
FUJIFILM Holdings Corp.	6,000	246,614
NEC Corp.	6,000	166,161

		897,454
Tobacco — 1.2%
Japan Tobacco Inc.	14,000	397,213

Trading Companies & Distributors — 2.5%
ITOCHU Corp.	11,000	194,568
Marubeni Corp.	5,500	41,803

Security	Shares	Value

Trading Companies & Distributors (continued)
Mitsubishi Corp.	5,000	$139,226
Mitsui & Co. Ltd.	18,000	300,456
Sumitomo Corp.	10,000	163,927

		839,980
Transportation Infrastructure — 0.3%
Kamigumi Co. Ltd.	5,000	104,342

Wireless Telecommunication Services — 3.2%
KDDI Corp.	17,000	472,762
NTT DOCOMO Inc.	20,500	526,144
SoftBank Group Corp.	1,000	82,723

		1,081,629

Total Common Stocks — 99.7% (Cost: $32,422,706)		33,768,507

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)(e)	400,047	400,166
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(c)(d)	1,545	1,545

		401,711

Total Short-Term Investments — 1.2% (Cost: $401,683)		401,711

Total Investments in Securities — 100.9% (Cost: $32,824,389)		34,170,218

Other Assets, Less Liabilities — (0.9)%		(303,842)

Net Assets — 100.0%		$33,866,376

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	400,047	400,047	$400,166	$678	(b)	$(1)	$28
BlackRock Cash Funds: Treasury, SL Agency Shares	3,256	(1,711)	1,545	1,545	172		—	—

				$401,711	$850		$(1)	$28

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$33,768,507	$—	$—	$33,768,507
Money Market Funds	401,711	—	—	401,711

	$34,170,218	$—	$—	$34,170,218

See notes to financial statements.

22	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2018	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 5.5%
General Dynamics Corp.	245,646	$49,070,245
Harris Corp.	496,916	81,966,294
L3 Technologies Inc.	102,270	21,930,779
Lockheed Martin Corp.	565,798	184,506,728
Northrop Grumman Corp.	632,295	189,998,324
Raytheon Co.	877,920	173,854,498
Rockwell Collins Inc.	849,799	118,113,563
United Technologies Corp.	73,668	9,999,694

		829,440,125
Air Freight & Logistics — 1.0%
CH Robinson Worldwide Inc.	709,887	65,472,878
Expeditors International of Washington Inc.	1,048,887	79,893,723
United Parcel Service Inc., Class B	100,310	12,026,166

		157,392,767

Banks — 0.2%
U.S. Bancorp.	481,762	25,538,204

Beverages — 3.3%
Brown-Forman Corp., Class B, NVS	261,645	13,924,747
Coca-Cola Co. (The)	4,595,403	214,283,642
Constellation Brands Inc., Class A	313,329	65,871,155
PepsiCo Inc.	1,827,200	210,128,000

		504,207,544

Capital Markets — 0.3%
CME Group Inc.	292,110	46,480,543

Chemicals — 0.6%
Ecolab Inc.	364,005	51,215,503
International Flavors & Fragrances Inc.	131,318	17,433,778
Sherwin-Williams Co. (The)	50,012	22,041,789

		90,691,070
Commercial Services & Supplies — 2.9%
Republic Services Inc.	2,709,673	196,397,099
Waste Connections Inc.	299,240	23,224,016
Waste Management Inc.	2,427,015	218,431,350

		438,052,465
Communications Equipment — 2.5%
Cisco Systems Inc.	3,134,498	132,557,921
CommScope Holding Co. Inc.(a)	304,449	9,775,857
F5 Networks Inc.(a)	360,434	61,771,179
Motorola Solutions Inc.	1,237,271	150,080,972
Palo Alto Networks Inc.(a)	147,022	29,148,582

		383,334,511
Containers & Packaging — 0.1%
Avery Dennison Corp.	67,142	7,699,845
Ball Corp.	195,429	7,615,868

		15,315,713

Distributors — 0.1%
Genuine Parts Co.	185,212	18,022,980

Diversified Financial Services — 0.8%

Berkshire Hathaway Inc., Class B(a)	594,016	117,537,946

Diversified Telecommunication Services — 2.7%
AT&T Inc.	6,405,198	204,774,180
Verizon Communications Inc.	3,629,263	187,415,141
Zayo Group Holdings Inc.(a)	677,562	25,130,775

		417,320,096

Security	Shares	Value

Electric Utilities — 5.4%
Alliant Energy Corp.	364,430	$15,659,557
American Electric Power Co. Inc.	927,180	65,959,585
Duke Energy Corp.	1,933,549	157,816,269
Edison International	272,515	18,157,675
Evergy Inc.	716,179	40,170,480
Eversource Energy	550,136	33,404,258
NextEra Energy Inc.	1,056,306	176,973,507
PPL Corp.	310,553	8,934,610
Southern Co. (The)	3,215,485	156,272,571
Xcel Energy Inc.	3,006,945	140,905,443

		814,253,955
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	1,436,758	134,351,241
FLIR Systems Inc.	458,992	26,896,931

		161,248,172
Energy Equipment & Services — 0.2%
Schlumberger Ltd.	405,700	27,392,864

Equity Real Estate Investment Trusts (REITs) — 8.3%
American Tower Corp.	507,156	75,180,805
AvalonBay Communities Inc.	727,210	128,607,089
Boston Properties Inc.	70,927	8,903,466
Camden Property Trust	693,222	64,185,425
Crown Castle International Corp.	1,151,856	127,660,201
Digital Realty Trust Inc.(b)	303,263	36,822,193
Duke Realty Corp.	772,193	22,486,260
Equinix Inc.	111,747	49,088,222
Equity Residential(b)	1,636,639	107,085,290
Essex Property Trust Inc.	212,011	50,978,045
Extra Space Storage Inc.	91,758	8,622,499
Federal Realty Investment Trust	368,679	46,269,215
Invitation Homes Inc.(b)	920,399	21,270,421
Mid-America Apartment Communities Inc.	330,969	33,355,056
National Retail Properties Inc.(b)	697,171	31,100,798
Public Storage(b)	713,076	155,329,345
Realty Income Corp.(b)	1,454,494	81,117,130
Regency Centers Corp.	187,171	11,909,691
Simon Property Group Inc.	303,865	53,544,052
UDR Inc.	1,918,284	73,815,568
Ventas Inc.	462,275	26,063,065
Welltower Inc.	652,769	40,863,339

		1,254,257,175
Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	144,105	31,517,204
Sysco Corp.	762,018	51,215,230
Walmart Inc.	957,365	85,425,679

		168,158,113
Food Products — 2.5%
Campbell Soup Co.	1,167,799	47,762,979
Conagra Brands Inc.	631,071	23,166,616
Hershey Co. (The)	557,079	54,710,729
Hormel Foods Corp.	796,145	28,637,336
Ingredion Inc.	132,283	13,400,268
JM Smucker Co. (The)	70,188	7,799,290
Kellogg Co.	1,282,765	91,114,798
McCormick & Co. Inc./MD, NVS	866,822	101,886,258
Tyson Foods Inc., Class A	130,496	7,523,094

		376,001,368

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 5.1%
Abbott Laboratories	506,430	$33,191,422
Baxter International Inc.	1,540,100	111,580,245
Becton Dickinson and Co.	394,883	98,866,857
Boston Scientific Corp.(a)	2,093,624	70,366,703
Cooper Companies Inc. (The)(b)	169,559	44,170,119
Danaher Corp.	1,192,829	122,360,399
Medtronic PLC	1,587,661	143,254,652
Stryker Corp.	777,020	126,848,515
Varian Medical Systems Inc.(a)(b)	75,633	8,731,830
Zimmer Biomet Holdings Inc.	64,756	8,128,173

		767,498,915
Health Care Providers & Services — 4.1%
Aetna Inc.	473,503	89,203,230
Anthem Inc.	212,072	53,654,216
Cigna Corp.	318,436	57,133,787
CVS Health Corp.	166,776	10,817,091
HCA Healthcare Inc.	261,842	32,528,632
Henry Schein Inc.(a)(b)	285,135	22,642,570
Humana Inc.	226,845	71,270,162
Laboratory Corp. of America Holdings(a)	478,299	83,864,947
Quest Diagnostics Inc.	358,712	38,640,457
UnitedHealth Group Inc.	583,472	147,746,780
Universal Health Services Inc., Class B	139,016	16,973,853

		624,475,725
Health Care Technology — 0.0%
Cerner Corp.(a)	124,016	7,698,913

Hotels, Restaurants & Leisure — 3.0%
Aramark	1,079,430	43,403,881
Darden Restaurants Inc.	339,147	36,268,380
McDonald’s Corp.	1,330,419	209,594,209
Starbucks Corp.	1,282,992	67,215,951
Vail Resorts Inc.	60,277	16,688,893
Yum! Brands Inc.	1,136,180	90,087,712

		463,259,026
Household Products — 2.6%
Church & Dwight Co. Inc.	1,163,615	65,046,078
Clorox Co. (The)	496,205	67,072,030
Colgate-Palmolive Co.	732,589	49,090,789
Kimberly-Clark Corp.	458,872	52,247,166
Procter & Gamble Co. (The)	2,030,554	164,231,208

		397,687,271
Industrial Conglomerates — 0.4%
Honeywell International Inc.	344,235	54,957,118

Insurance — 7.6%
Aflac Inc.	1,510,569	70,301,881
Alleghany Corp.	12,765	8,032,632
Allstate Corp. (The)	1,018,626	96,891,705
Aon PLC	407,942	58,560,074
Arch Capital Group Ltd.(a)	3,901,936	119,243,164
Axis Capital Holdings Ltd.	629,094	35,581,557
Chubb Ltd.	1,054,251	147,299,950
Cincinnati Financial Corp.	341,145	25,800,796
Everest Re Group Ltd.	206,377	45,062,418
Fidelity National Financial Inc.	552,237	22,365,599
Markel Corp.(a)	101,421	118,662,570
Marsh & McLennan Companies Inc.	1,138,139	94,875,267
Progressive Corp. (The)	1,292,503	77,563,105
RenaissanceRe Holdings Ltd.	489,664	64,562,198

Security	Shares	Value

Insurance (continued)
Travelers Companies Inc. (The)	573,921	$74,690,079
WR Berkley Corp.	821,874	62,306,268
XL Group Ltd.	456,752	25,683,165

		1,147,482,428
Internet Software & Services — 1.7%
Alphabet Inc., Class A(a)	54,378	66,733,769
eBay Inc.(a)	1,181,767	39,530,106
Facebook Inc., Class A(a)	521,685	90,032,397
VeriSign Inc.(a)	442,754	64,301,164

		260,597,436
IT Services — 11.3%
Accenture PLC, Class A	1,236,654	197,036,082
Automatic Data Processing Inc.	865,842	116,880,012
Broadridge Financial Solutions Inc.	1,319,736	149,103,773
Cognizant Technology Solutions Corp., Class A	980,382	79,901,133
Fidelity National Information Services Inc.	1,304,447	134,527,619
Fiserv Inc.(a)	2,548,842	192,386,594
International Business Machines Corp.	633,715	91,844,315
Jack Henry & Associates Inc.	945,242	127,324,097
Mastercard Inc., Class A	996,034	197,214,732
Paychex Inc.	1,912,690	132,013,864
Visa Inc., Class A	1,718,333	234,964,854
Worldpay Inc., Class A(a)	795,276	65,363,735

		1,718,560,810
Leisure Products — 0.1%
Hasbro Inc.	173,286	17,261,018

Life Sciences Tools & Services — 0.5%
IQVIA Holdings Inc.(a)	131,454	16,029,501
Thermo Fisher Scientific Inc.	275,388	64,586,747

		80,616,248
Media — 1.5%
Comcast Corp., Class A	2,185,332	78,191,179
Liberty Broadband Corp., Class C, NVS(a)(b)	155,450	12,353,611
Omnicom Group Inc.	234,730	16,156,466
Sirius XM Holdings Inc.(b)	4,613,004	32,383,288
Walt Disney Co. (The)	811,775	92,185,169

		231,269,713
Metals & Mining — 1.4%
Newmont Mining Corp.	5,702,755	209,177,053

Mortgage Real Estate Investment — 1.4%
AGNC Investment Corp.(b)	4,787,498	93,212,586
Annaly Capital Management Inc.(b)	11,026,168	118,200,521

		211,413,107
Multi-Utilities — 2.6%
CMS Energy Corp.	650,839	31,461,557
Consolidated Edison Inc.	2,182,524	172,266,619
Dominion Energy Inc.	1,228,266	88,078,955
DTE Energy Co.	80,521	8,739,750
Sempra Energy	73,409	8,485,346
WEC Energy Group Inc.	1,275,951	84,684,868

		393,717,095
Multiline Retail — 0.3%
Dollar General Corp.	329,473	32,337,775
Target Corp.	128,307	10,351,809

		42,689,584
Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.	646,775	81,668,279

24	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	2,011,763	$163,978,802
Occidental Petroleum Corp.	423,479	35,542,593

		281,189,674
Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	387,769	52,325,549

Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	475,768	27,951,370
Eli Lilly & Co.	1,503,101	148,521,410
Johnson & Johnson	1,610,142	213,376,018
Merck & Co. Inc.	2,043,307	134,592,632
Pfizer Inc.	5,558,254	221,941,082
Zoetis Inc.	446,935	38,650,939

		785,033,451
Professional Services — 0.2%
Verisk Analytics Inc.(a)	345,687	38,239,896

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	1,368,929	65,845,485
Texas Instruments Inc.	520,109	57,898,534
Xilinx Inc.	108,414	7,813,397

		131,557,416
Software — 3.4%
Adobe Systems Inc.(a)	31,673	7,749,750
ANSYS Inc.(a)	407,937	68,892,400
CDK Global Inc.	183,342	11,449,708
Dell Technologies Inc., Class V(a)	313,618	29,015,937
Electronic Arts Inc.(a)	232,730	29,963,987
Intuit Inc.	290,758	59,384,414
Microsoft Corp.	1,308,809	138,838,459
Oracle Corp.	1,521,222	72,531,865
salesforce.com Inc.(a)	197,360	27,067,924
Synopsys Inc.(a)	856,832	76,626,486

		521,520,930
Specialty Retail — 2.8%
AutoZone Inc.(a)	85,450	60,287,539
Home Depot Inc. (The)	673,904	133,109,518
O’Reilly Automotive Inc.(a)(b)	87,571	26,796,726
Ross Stores Inc.	383,984	33,571,721
TJX Companies Inc. (The)	1,663,453	161,787,439
Ulta Salon Cosmetics & Fragrance Inc.(a)	35,524	8,681,710

		424,234,653

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.	258,049	$49,104,144

Textiles, Apparel & Luxury Goods — 1.0%
NIKE Inc., Class B	672,374	51,712,284
Tapestry Inc.	1,168,370	55,053,594
VF Corp.	418,022	38,487,286

		145,253,164
Tobacco — 1.2%
Altria Group Inc.	2,062,739	121,041,525
Philip Morris International Inc.	745,825	64,364,697

		185,406,222
Water Utilities — 0.3%
American Water Works Co. Inc.	440,423	38,867,330

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	318,689	19,121,340

Total Common Stocks — 99.7% (Cost: $13,116,176,138)		15,144,860,840

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)(e)	133,623,419	133,663,506
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(c)(d)	29,235,363	29,235,363

		162,898,869

Total Short-Term Investments — 1.1% (Cost: $162,876,866)		162,898,869

Total Investments in Securities — 100.8% (Cost: $13,279,053,004)		15,307,759,709

Other Assets, Less Liabilities — (0.8)%		(116,137,985)

Net Assets — 100.0%		$15,191,621,724

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	177,492,174	(43,868,755)	133,623,419	$133,663,506	$699,284	(b)	$(3,291)	$5,431
BlackRock Cash Funds: Treasury, SL Agency Shares	9,792,536	19,442,827	29,235,363	29,235,363	382,206		—	—

				$162,898,869	$1,081,490		$(3,291)	$5,431

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol USA ETF

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	427	09/21/18	$13,732	$269,668
S&P 500 E-Mini	225	09/21/18	31,693	512,058

				$781,726

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$781,726

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$3,109,945

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$781,726

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$34,636,161

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$15,144,860,840	$—	$—	$15,144,860,840
Money Market Funds	162,898,869	—	—	162,898,869

	$15,307,759,709	$—	$—	$15,307,759,709

Derivative financial instruments(a)
Assets
Futures Contracts	$781,726	$—	$—	$781,726

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2018	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.6%
BWX Technologies Inc.	3,994	$262,646
HEICO Corp.(a)	3,424	261,491
HEICO Corp., Class A	536	34,706
Hexcel Corp.	841	58,037

		616,880
Banks — 1.4%
Atlantic Capital Bancshares Inc.(b)	2,796	49,909
Blue Hills Bancorp. Inc.	2,634	57,685
Byline Bancorp Inc.(b)	1,773	39,963
Carolina Financial Corp.	2,173	90,723
CenterState Bank Corp.	1,690	46,897
First Mid-Illinois Bancshares Inc.	1,017	40,995
HomeTrust Bancshares Inc.(b)	1,968	57,269
Independent Bank Corp./MI	1,282	31,409
National Commerce Corp.(b)	787	34,313
Nicolet Bankshares Inc.(b)	964	53,357
Old Line Bancshares Inc.	1,381	47,341

		549,861
Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(b)	90	24,745
Coca-Cola Bottling Co. Consolidated	156	22,639
MGP Ingredients Inc.	232	19,040
National Beverage Corp.(b)	223	23,529

		89,953
Biotechnology — 0.3%
Genomic Health Inc.(b)	522	28,021
Ligand Pharmaceuticals Inc.(a)(b)	346	75,542
Myriad Genetics Inc.(b)	666	29,138

		132,701
Building Products — 0.5%
CSW Industrials Inc.(b)	1,480	80,290
Simpson Manufacturing Co. Inc.	1,612	117,611

		197,901
Capital Markets — 0.6%
B. Riley Financial Inc.	1,278	27,988
Blucora Inc.(b)	898	31,206
Diamond Hill Investment Group Inc.	169	32,404
FactSet Research Systems Inc.	204	41,077
MarketAxess Holdings Inc.	117	22,671
Morningstar Inc.	614	81,048

		236,394
Chemicals — 1.3%
Ashland Global Holdings Inc.	1,964	161,264
NewMarket Corp.	103	42,172
Scotts Miracle-Gro Co. (The)	1,856	147,422
Sensient Technologies Corp.	453	31,420
Valvoline Inc.	5,830	131,700

		513,978
Commercial Services & Supplies — 1.8%
Advanced Disposal Services Inc.(b)	6,609	162,581
Cimpress NV(a)(b)	198	28,922
Healthcare Services Group Inc.	1,806	72,710
KAR Auction Services Inc.	4,656	276,799
SP Plus Corp.(b)	1,403	54,717
Viad Corp.	1,895	108,773

		704,502

Security	Shares	Value

Communications Equipment — 1.0%
ADTRAN Inc.	4,850	$78,812
Ciena Corp.(b)	3,121	79,273
EchoStar Corp., Class A(b)	832	37,432
InterDigital Inc./PA	338	27,868
NetScout Systems Inc.(b)	732	19,618
Ubiquiti Networks Inc.(a)(b)	632	52,191
ViaSat Inc.(b)	321	22,579
Viavi Solutions Inc.(b)	7,391	74,797

		392,570
Consumer Finance — 0.4%
EZCORP Inc., Class A, NVS(a)(b)	2,573	29,461
FirstCash Inc.	1,374	111,569
Green Dot Corp., Class A(b)	272	21,575

		162,605
Containers & Packaging — 1.6%
AptarGroup Inc.	3,185	326,240
Bemis Co. Inc.	1,955	89,754
Berry Global Group Inc.(b)	1,484	72,493
Silgan Holdings Inc.	3,129	86,079
Sonoco Products Co.	1,001	55,876

		630,442
Distributors — 0.4%
Pool Corp.	923	141,450

Diversified Consumer Services — 2.6%
Bright Horizons Family Solutions Inc.(b)	3,581	383,131
Carriage Services Inc.	1,685	42,108
Graham Holdings Co., Class B	492	275,028
Grand Canyon Education Inc.(b)	219	25,520
Service Corp. International/U.S.	3,524	138,670
ServiceMaster Global Holdings Inc.(b)	2,722	155,127

		1,019,584
Diversified Financial Services — 0.2%
Cannae Holdings Inc.(b)	2,321	42,358
Texas Pacific Land Trust	49	36,264

		78,622
Diversified Telecommunication Services — 0.1%
ATN International Inc.	387	24,722

Electric Utilities — 3.3%
ALLETE Inc.	2,265	175,606
El Paso Electric Co.	2,743	170,889
Hawaiian Electric Industries Inc.	4,384	154,185
IDACORP Inc.	3,171	298,835
PNM Resources Inc.	5,156	202,889
Portland General Electric Co.	6,701	303,957

		1,306,361
Electrical Equipment — 0.6%
nVent Electric PLC(b)	8,316	227,858

Electronic Equipment, Instruments & Components — 0.8%
Badger Meter Inc.	904	47,144
Benchmark Electronics Inc.	829	20,062
Dolby Laboratories Inc., Class A	1,249	80,498
ePlus Inc.(b)	507	50,015
Itron Inc.(b)	696	42,595
National Instruments Corp.	1,232	53,974
OSI Systems Inc.(b)	296	23,609

		317,897

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services — 0.0%
Tidewater Inc.(b)	640	$21,971

Equity Real Estate Investment Trusts (REITs) — 15.1%
Agree Realty Corp.	3,311	176,278
American Assets Trust Inc.	1,288	49,498
American Campus Communities Inc.	3,810	157,162
American Homes 4 Rent, Class A	11,841	262,160
Americold Realty Trust	6,184	133,018
Apartment Investment & Management Co., Class A	3,975	169,534
Apple Hospitality REIT Inc.	5,924	106,573
Columbia Property Trust Inc.	2,438	56,513
CorePoint Lodging Inc.(b)	1,591	40,189
CoreSite Realty Corp.	643	72,080
Cousins Properties Inc.	5,766	53,739
CubeSmart	5,191	157,599
CyrusOne Inc.	1,056	65,388
DCT Industrial Trust Inc.	2,199	147,047
Easterly Government Properties Inc.	4,772	90,429
Education Realty Trust Inc.	3,403	140,748
Empire State Realty Trust Inc., Class A	11,693	194,922
Equity Commonwealth(b)	13,464	434,079
Equity LifeStyle Properties Inc.	4,521	411,366
First Industrial Realty Trust Inc.	1,817	59,143
Four Corners Property Trust Inc.	6,638	165,286
Gaming and Leisure Properties Inc.	3,972	144,263
Healthcare Realty Trust Inc.	8,771	260,586
Healthcare Trust of America Inc., Class A	8,577	234,324
Highwoods Properties Inc.	1,603	78,723
Industrial Logistics Properties Trust	954	22,037
Lamar Advertising Co., Class A	292	21,500
Life Storage Inc.	1,237	118,702
LTC Properties Inc.	797	33,609
MGM Growth Properties LLC, Class A(a)	7,680	232,704
Monmouth Real Estate Investment Corp.	1,316	21,938
National Health Investors Inc.	577	43,183
New York REIT Inc.(b)	1,834	33,764
Physicians Realty Trust	7,635	120,328
Piedmont Office Realty Trust Inc., Class A	2,174	43,002
PS Business Parks Inc.	1,651	210,948
Rayonier Inc.	2,691	94,212
Retail Opportunity Investments Corp.(a)	3,877	73,314
Retail Properties of America Inc., Class A	4,836	60,692
Rexford Industrial Realty Inc.	3,181	97,466
STORE Capital Corp.	5,284	145,046
Sun Communities Inc.	5,123	496,726
Terreno Realty Corp.	2,587	95,486
Urstadt Biddle Properties Inc., Class A	1,945	43,296
VICI Properties Inc.	4,097	83,374
Washington REIT	705	21,495

		5,973,469
Food & Staples Retailing — 1.3%
Casey’s General Stores Inc.	1,751	191,524
PriceSmart Inc.	1,762	144,043
Sprouts Farmers Market Inc.(b)	2,283	49,062
U.S. Foods Holding Corp.(b)	2,713	91,727
Village Super Market Inc., Class A	890	23,968

		500,324
Food Products — 5.5%
Calavo Growers Inc.	664	61,420
Cal-Maine Foods Inc.(b)	1,877	84,465

Security	Shares	Value

Food Products (continued)
Flowers Foods Inc.	10,342	$210,977
Fresh Del Monte Produce Inc.	2,464	89,443
J&J Snack Foods Corp.	1,619	234,690
Lamb Weston Holdings Inc.	5,981	420,285
Lancaster Colony Corp.	1,848	268,016
Pinnacle Foods Inc.	4,989	331,369
Post Holdings Inc.(a)(b)	2,010	173,986
Sanderson Farms Inc.	1,252	126,239
Simply Good Foods Co. (The)(b)	6,519	108,737
Tootsie Roll Industries Inc.	1,916	57,288

		2,166,915
Gas Utilities — 1.2%
New Jersey Resources Corp.	600	27,750
Northwest Natural Gas Co.	3,106	202,356
Spire Inc.	3,677	263,273

		493,379
Health Care Equipment & Supplies — 5.3%
AngioDynamics Inc.(b)	1,155	24,417
Atrion Corp.	161	110,768
CONMED Corp.	1,140	84,360
Globus Medical Inc., Class A(b)	1,919	98,790
Haemonetics Corp.(b)	2,166	211,488
Hill-Rom Holdings Inc.	1,617	152,321
ICU Medical Inc.(b)	762	218,542
Integra LifeSciences Holdings Corp.(b)	1,626	101,349
iRhythm Technologies Inc.(b)	495	37,397
LivaNova PLC(b)	2,070	227,969
Masimo Corp.(b)	1,246	123,877
NuVasive Inc.(b)	581	33,727
NxStage Medical Inc.(b)	2,693	75,592
Orthofix International NV(b)	1,998	120,859
STERIS PLC	2,759	315,823
Varex Imaging Corp.(b)	2,312	88,411
West Pharmaceutical Services Inc.	669	73,356

		2,099,046
Health Care Providers & Services — 4.8%
Addus HomeCare Corp.(b)	889	58,807
AmedisysInc.(b)	1,745	163,384
Chemed Corp.	1,011	319,506
CorVel Corp.(b)	521	29,879
Encompass Health Corp.	4,487	339,352
Ensign Group Inc. (The)	585	21,101
LHC Group Inc.(b)	2,093	180,166
LifePoint Health Inc.(b)	1,343	87,027
MEDNAX Inc.(b)	627	26,829
Molina Healthcare Inc.(b)	232	24,149
National HealthCare Corp.	996	71,792
Premier Inc., Class A(b)	5,927	221,670
Providence Service Corp. (The)(b)	1,302	91,244
R1 RCMInc.(b)	2,442	19,585
Triple-S Management Corp., Class B(b)	1,177	41,795
WellCare Health Plans Inc.(b)	755	201,902

		1,898,188
Health Care Technology — 0.5%
Allscripts Healthcare Solutions Inc.(b)	1,618	19,804
Computer Programs & Systems Inc.	1,347	42,026
Quality Systems Inc.(b)	2,354	47,386
Vocera Communications Inc.(b)	2,569	77,533

		186,749

28	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.1%
BBX Capital Corp.	2,274	$19,829
BJ’s Restaurants Inc.	800	50,600
Bloomin’ Brands Inc.	973	18,818
Cheesecake Factory Inc. (The)	817	45,776
Choice Hotels International Inc.	724	56,182
Churchill Downs Inc.	361	103,228
Chuy’s Holdings Inc.(b)	708	22,408
Cracker Barrel Old Country Store Inc.(a)	600	87,897
Denny’s Corp.(b)	1,663	24,197
Dine Brands Global Inc.	318	22,587
Dunkin’ Brands Group Inc.	1,814	126,309
Golden Entertainment Inc.(b)	654	20,359
Hilton Grand Vacations Inc.(b)	2,978	103,009
Jack in the Box Inc.	1,232	103,784
Lindblad Expeditions Holdings Inc.(b)	2,742	36,304
Monarch Casino & Resort Inc.(b)	828	39,471
Papa John’s International Inc.	450	18,882
Pinnacle Entertainment Inc.(b)	686	22,803
Playa Hotels & Resorts NV(b)	4,646	48,272
Red Robin Gourmet Burgers Inc.(b)	392	18,542
Ruth’s Hospitality Group Inc.	3,231	93,537
Six Flags Entertainment Corp.	1,288	83,656
Texas Roadhouse Inc.	999	62,777

		1,229,227
Household Durables — 0.1%
Helen of Troy Ltd.(b)	219	25,086

Household Products — 0.7%
Energizer Holdings Inc.	1,076	68,520
WD-40 Co.	1,256	201,148

		269,668
Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	1,430	175,661

Insurance — 5.5%
Argo Group International Holdings Ltd.	2,204	137,860
Aspen Insurance Holdings Ltd.	1,492	60,351
Brown & Brown Inc.	10,458	306,001
Enstar Group Ltd.(b)	672	145,287
Erie Indemnity Co., Class A, NVS	2,024	251,462
First American Financial Corp.	2,671	149,576
Hanover Insurance Group Inc. (The)	1,495	187,503
James River Group Holdings Ltd.	595	24,627
Navigators Group Inc. (The)	1,353	81,654
Old Republic International Corp.	7,003	149,234
ProAssurance Corp.	2,339	96,601
Protective Insurance Corp., Class B	1,024	23,910
Safety Insurance Group Inc.	1,570	143,812
Stewart Information Services Corp.	955	43,395
Third Point Reinsurance Ltd.(b)	4,284	53,978
White Mountains Insurance Group Ltd.	345	314,995

		2,170,246
Internet & Direct Marketing Retail — 0.5%
Liberty Expedia Holdings Inc., Class A(b)	2,365	113,922
PetMed Express Inc.	559	20,755
Shutterfly Inc.(b)	776	63,834

		198,511
Internet Software & Services — 1.6%
Alarm.com Holdings Inc.(b)	1,284	55,045
Cars.com Inc.(b)	821	23,292

Security	Shares	Value

Internet Software & Services (continued)
ChannelAdvisor Corp.(b)	1,381	$19,196
Cision Ltd.(b)	4,011	60,486
Coupa Software Inc.(b)	391	23,972
Instructure Inc.(b)	1,420	54,954
New Relic Inc.(b)	1,024	100,045
Q2 Holdings Inc.(b)	643	38,033
SPS Commerce Inc.(b)	1,319	113,157
TechTarget Inc.(b)	2,238	63,604
Tucows Inc., Class A(b)	339	19,916
XO Group Inc.(b)	2,648	74,621

		646,321
IT Services — 3.3%
Black Knight Inc.(b)	3,471	179,277
Booz Allen Hamilton Holding Corp.	5,218	246,655
CACI International Inc., Class A(b)	279	48,881
Cass Information Systems Inc.	465	31,318
Conduent Inc.(b)	6,144	110,346
Convergys Corp.	4,078	100,319
CoreLogic Inc./U.S.(b)	4,116	200,449
CSG Systems International Inc.	497	20,213
ExlService Holdings Inc.(b)	3,258	194,307
ManTech International Corp./VA, Class A	958	57,336
MAXIMUS Inc.	319	20,674
NIC Inc.	1,992	32,669
Sykes Enterprises Inc.(b)	731	21,682
Syntel Inc.(b)	648	26,302

		1,290,428
Leisure Products — 0.8%
Acushnet Holdings Corp.	2,384	57,621
Callaway Golf Co.	8,969	172,564
Sturm Ruger & Co. Inc.	859	46,558
Vista Outdoor Inc.(b)	1,451	23,564

		300,307
Life Sciences Tools &Services — 2.3%
Bio-Rad Laboratories Inc., Class A(b)	274	84,022
Bio-Techne Corp.	2,808	451,077
Bruker Corp.	1,611	52,197
Charles River Laboratories International Inc.(b)	593	73,710
Luminex Corp.	919	31,117
PerkinElmer Inc.	1,945	154,005
PRA Health Sciences Inc.(b)	579	60,876

		907,004
Machinery — 0.6%
Blue Bird Corp.(b)	1,319	29,743
Lindsay Corp.	390	36,715
Toro Co. (The)	2,033	122,366
Woodward Inc.	771	64,155

		252,979
Media — 4.6%
AMC Networks Inc., Class A(b)	2,625	158,261
Cable One Inc.	466	337,319
Emerald Expositions Events Inc.	1,994	38,484
GCI Liberty Inc., Class A(b)	2,193	105,505
Hemisphere Media Group Inc.(b)	1,892	22,704
John Wiley & Sons Inc., Class A	872	55,067
Liberty Latin America Ltd., Class A(b)	2,768	52,813
Liberty Media Corp.-Liberty Braves, Class A(b)	1,014	26,060
Liberty Media Corp.-Liberty Braves, Class C, NVS(b)	1,710	44,067
Loral Space & Communications Inc.(b)	1,225	48,387

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Madison Square Garden Co. (The), Class A(b)	1,459	$455,471
MSG Networks Inc., Class A(b)	2,421	57,014
Scholastic Corp., NVS	2,947	123,067
Tribune Media Co., Class A	6,701	226,829
World Wrestling Entertainment Inc., Class A	696	55,061

		1,806,109
Metals & Mining — 1.8%
Coeur Mining Inc.(b)	7,388	51,716
Hecla Mining Co.	15,434	49,389
McEwen Mining Inc.(a)	29,363	65,773
Royal Gold Inc.	6,267	530,251

		697,129
Mortgage Real Estate Investment — 6.1%
Anworth Mortgage Asset Corp.	10,722	54,039
Apollo Commercial Real Estate Finance Inc.	11,794	225,148
Arbor Realty Trust Inc.	4,633	52,677
ARMOUR Residential REIT Inc.(a)	2,367	56,264
Blackstone Mortgage Trust Inc., Class A(a)	10,398	344,590
Capstead Mortgage Corp.	7,449	62,348
Chimera Investment Corp.(a)	2,997	57,243
CYS Investments Inc.	16,832	123,042
Dynex Capital Inc.	5,185	34,480
Ladder Capital Corp.	5,175	82,748
MFA Financial Inc.	24,645	198,392
MTGE Investment Corp.	4,967	99,588
PennyMac Mortgage Investment Trust(c)	6,627	127,834
Starwood Property Trust Inc.	25,318	578,263
Sutherland Asset Management Corp.	1,922	32,097
TPG RE Finance Trust Inc.	1,558	32,126
Two Harbors Investment Corp.	15,761	244,296

		2,405,175
Multi-Utilities — 2.3%
Avista Corp.	5,206	263,319
NorthWestern Corp.	3,085	183,033
Unitil Corp.	1,501	76,416
Vectren Corp.	5,478	391,513

		914,281
Multiline Retail — 0.2%
Ollie’s Bargain Outlet Holdings Inc.(b)	1,234	85,763

Oil, Gas & Consumable Fuels — 0.4%
Centennial Resource Development Inc./DE, Class A(b)	3,190	57,292
Par Pacific Holdings Inc.(b)	1,125	19,699
Peabody Energy Corp.	720	30,593
Renewable Energy Group Inc.(b)	1,935	32,992

		140,576
Personal Products — 0.6%
Herbalife Nutrition Ltd.(b)	826	42,646
Medifast Inc.	368	63,178
Nu Skin Enterprises Inc., Class A	257	18,723
USANA Health Sciences Inc.(b)	778	102,891

		227,438
Pharmaceuticals — 0.3%
Akorn Inc.(b)	1,438	26,632
Innoviva Inc.(b)	2,164	30,620
Medicines Co. (The)(a)(b)	633	25,149
Phibro Animal Health Corp., Series A	671	32,141

		114,542

Security	Shares	Value

Professional Services — 0.8%
CBIZ Inc.(b)	4,514	$99,308
Exponent Inc.	1,399	68,411
Forrester Research Inc.	1,029	47,591
ICF International Inc.	1,614	118,871

		334,181
Real Estate Management & Development — 0.9%
Forestar Group Inc.(b)	1,146	26,014
FRP Holdings Inc.(b)	766	49,790
Howard Hughes Corp. (The)(b)	1,476	200,072
St. Joe Co. (The)(a)(b)	4,319	76,230

		352,106
Road & Rail — 0.9%
Daseke Inc.(a)(b)	2,454	21,325
Heartland Express Inc.	4,982	95,605
Landstar System Inc.	2,026	225,190

		342,120
Semiconductors & Semiconductor Equipment — 0.4%
Mellanox Technologies Ltd.(b)	998	78,343
Rambus Inc.(b)	1,827	22,582
Xcerra Corp.(b)	3,612	51,435

		152,360
Software — 3.6%
Aspen Technology Inc.(b)	1,452	139,087
Blackline Inc.(b)	609	26,004
Bottomline Technologies de Inc.(b)	1,735	93,517
CommVault Systems Inc.(b)	366	23,753
Ellie Mae Inc.(b)	227	22,523
Fair Isaac Corp.(b)	469	94,485
Guidewire Software Inc.(b)	309	26,636
Imperva Inc.(b)	590	27,288
MicroStrategy Inc., Class A(b)	155	20,173
Monotype Imaging Holdings Inc.	1,445	29,839
Progress Software Corp.	908	33,405
PTC Inc.(b)	301	27,665
QAD Inc., Class A	1,132	56,374
RealPage Inc.(b)	1,597	87,995
Tyler Technologies Inc.(b)	1,369	308,011
Ultimate Software Group Inc. (The)(b)	683	189,116
Upland Software Inc.(b)	647	20,264
Varonis Systems Inc.(b)	1,447	86,494
Verint Systems Inc.(a)(b)	472	21,193
Workiva Inc.(b)	1,145	28,911
Zynga Inc., Class A(b)	11,344	42,994

		1,405,727
Specialty Retail — 1.2%
Burlington Stores Inc.(b)	293	44,773
Children’s Place Inc. (The)	314	38,591
Citi Trends Inc.	667	18,949
Five Below Inc.(b)	1,831	177,900
Floor & Decor Holdings Inc., Class A(a)(b)	673	32,136
Hibbett Sports Inc.(a)(b)	709	16,272
Michaels Companies Inc. (The)(a)(b)	1,066	21,757
Monro Inc.	351	23,675
Murphy USA Inc.(a)(b)	397	31,458
Sally Beauty Holdings Inc.(a)(b)	1,639	27,027
Winmark Corp.	274	40,333

		472,871

30	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.4%
Carter’s Inc.	1,377	$144,351
Columbia Sportswear Co.	1,954	169,959
Crocs Inc.(b)	1,185	21,460
Deckers Outdoor Corp.(b)	888	100,193
Steven Madden Ltd.	1,226	66,265
Unifi Inc.(b)	628	18,947
Vera Bradley Inc.(b)	1,781	23,670

		544,845
Thrifts & Mortgage Finance — 1.5%
Beneficial Bancorp. Inc.	1,316	21,386
Flagstar Bancorp. Inc.(b)	2,495	84,955
Kearny Financial Corp./MD	9,130	131,015
Meridian Bancorp. Inc.	5,579	102,096
OceanFirst Financial Corp.	1,688	49,239
Oritani Financial Corp.	4,492	71,872
Walker & Dunlop Inc.	1,373	81,364
Waterstone Financial Inc.	2,729	46,393

		588,320
Tobacco — 0.4%
Universal Corp./VA	413	28,538
Vector Group Ltd.	7,464	137,711

		166,249
Trading Companies & Distributors — 0.8%
Kaman Corp.	2,562	169,656
Nexeo Solutions Inc.(b)	3,457	31,390
Watsco Inc.	636	109,716

		310,762
Water Utilities — 0.2%
Aqua America Inc.	2,431	89,801

Security	Shares	Value

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(b)	940	$21,724
Spok Holdings Inc.	1,336	19,372
U.S. Cellular Corp.(b)	1,301	44,702

		85,798

Total Common Stocks — 99.9% (Cost: $36,753,694)		39,385,913

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)(e)	1,525,092	1,525,550
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(c)(d)	27,624	27,624

		1,553,174

Total Short-Term Investments — 4.0% (Cost: $1,552,919)		1,553,174

Total Investments in Securities — 103.9% (Cost: $38,306,613)		40,939,087

Other Assets, Less Liabilities — (3.9)%		(1,520,916)

Net Assets — 100.0%		$39,418,171

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	309,233	1,215,859	(b)	—	1,525,092	$1,525,550	$6,552	(c)	$(152)	$255
BlackRock Cash Funds: Treasury, SL Agency Shares	16,670	10,954	(b)	—	27,624	27,624	553		—	—
PennyMac Mortgage Investment Trust	341	6,331		(45)	6,627	127,834	4,069		(100)	6,046

						$1,681,008	$11,174		$(252)	$6,301

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol USA Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$39,385,913	$—	$—	$39,385,913
Money Market Funds	1,553,174	—	—	1,553,174

	$40,939,087	$—	$—	$40,939,087

See notes to financial statements.

32	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

July 31, 2018

	iShares Edge MSCI Min Vol Asia ex Japan ETF	iShares Edge MSCI Min Vol Japan ETF	iShares Edge MSCI Min Vol USA ETF	iShares Edge MSCI Min Vol USA Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$10,673,424	$33,768,507	$15,144,860,840	$39,258,079
Affiliated(c)	620,233	401,711	162,898,869	1,681,008
Cash	—	—	3,674,731	—
Cash pledged:
Futures contracts	—	—	1,589,000	—
Foreign currency, at value(d)	14,992	31,825	—	—
Receivables:
Investments sold	—	2,850	—	—
Securities lending income — Affiliated	270	234	59,887	1,132
Variation margin on futures contracts	—	—	352,504	—
Dividends	44,011	72,818	13,773,186	9,651

Total assets	11,352,930	34,277,945	15,327,209,017	40,949,870

LIABILITIES
Collateral on securities loaned, at value	607,375	402,990	133,623,719	1,525,465
Deferred foreign capital gain tax	336	—	—	—
Payables:
Capital shares redeemed	—	—	43,543	—
Investment advisory fees	2,485	8,579	1,920,031	6,234
Foreign taxes	5	—	—	—

Total liabilities	610,201	411,569	135,587,293	1,531,699

NET ASSETS	$10,742,729	$33,866,376	$15,191,621,724	$39,418,171

NET ASSETS CONSIST OF:
Paid-in capital	$10,008,970	$32,939,424	$13,520,757,051	$37,209,271
Undistributed net investment income	51,020	26,717	11,366,952	24,027
Accumulated net realized loss	(453,198)	(444,081)	(369,990,710)	(447,601)
Net unrealized appreciation	1,135,937	1,344,316	2,029,488,431	2,632,474

NET ASSETS	$10,742,729	$33,866,376	$15,191,621,724	$39,418,171

Shares outstanding	300,000	500,000	276,700,000	1,250,000

Net asset value	$35.81	$67.73	$54.90	$31.53

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$590,770	$379,390	$131,663,906	$1,494,235
(b) Investments, at cost — Unaffiliated	$9,537,176	$32,422,706	$13,116,176,138	$36,632,343
(c) Investments, at cost — Affiliated	$620,103	$401,683	$162,876,866	$1,674,270
(d) Foreign currency, at cost	$15,053	$32,135	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Operations

Year Ended July 31, 2018

	iShares Edge MSCI Min Vol Asia ex Japan ETF	iShares Edge MSCI Min Vol Japan ETF	iShares Edge MSCI Min Vol USA ETF	iShares Edge MSCI Min Vol USA Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$253,876	$679,287	$302,886,320	$402,874
Dividends — Affiliated	143	172	382,206	4,622
Securities lending income — Affiliated — net	3,443	678	699,284	6,552
Foreign taxes withheld	(24,087)	(67,794)	(22,743)	(29)
Other foreign taxes	(1,680)	—	—	—

Total investment income	231,695	612,343	303,945,067	414,019

EXPENSES
Investment advisory fees	25,834	98,652	21,732,684	42,246
Commitment fees	25	—	—	—

Total expenses	25,859	98,652	21,732,684	42,246

Net investment income	205,836	513,691	282,212,383	371,773

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	38,638	553,993	(100,666,297)	(373,484)
Investments — Affiliated	(7)	(1)	(3,291)	(252)
In-kind redemptions — Unaffiliated	234,944	2,237,016	1,041,026,224	1,063,731
Futures contracts	—	—	3,109,945	—
Foreign currency transactions	(405)	(6,066)	59	—

Net realized gain	273,170	2,784,942	943,466,640	689,995

Net change in unrealized appreciation/depreciation on:
Investments — Unaffiliated(a)	60,555	(1,067,495)	464,955,626	2,098,613
Investments — Affiliated	72	28	5,431	6,301
Futures contracts	—	—	781,726	—
Foreign currency translations	(262)	(2,635)	—	—

Net change in unrealized appreciation/depreciation	60,365	(1,070,102)	465,742,783	2,104,914

Net realized and unrealized gain	333,535	1,714,840	1,409,209,423	2,794,909

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$539,371	$2,228,531	$1,691,421,806	$3,166,682

(a) Net of deferred foreign capital gain tax	$336	$—	$—	$—

See notes to financial statements.

34	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Edge MSCI Min Vol Asia ex Japan ETF		iShares Edge MSCI Min Vol Japan ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$205,836	$269,367	$513,691	$596,302
Net realized gain	273,170	6,641,718	2,784,942	2,476,454
Net change in unrealized appreciation/depreciation	60,365	(4,777,591)	(1,070,102)	(1,066,791)

Net increase in net assets resulting from operations	539,371	2,133,494	2,228,531	2,005,965

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(238,748)	(1,017,159)	(468,043)	(1,284,421)
From net realized gain	—	(2,472,085)	—	—

Decrease in net assets resulting from distributions to shareholders	(238,748)	(3,489,244)	(468,043)	(1,284,421)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,568,793	(111,584,960)	473,017	(17,951,272)

NET ASSETS
Total increase (decrease) in net assets	3,869,416	(112,940,710)	2,233,505	(17,229,728)
Beginning of year	6,873,313	119,814,023	31,632,871	48,862,599

End of year	$10,742,729	$6,873,313	$33,866,376	$31,632,871

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$51,020	$84,151	$26,717	$(79,628)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets (continued)

	iShares Edge MSCI Min Vol USA ETF		iShares Edge MSCI Min Vol USA Small-Cap ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Period From 09/07/16(a) to 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$282,212,383	$276,327,468	$371,773	$104,943
Net realized gain	943,466,640	740,540,345	689,995	118,126
Net change in unrealized appreciation/depreciation	465,742,783	(69,939,861)	2,104,914	527,560

Net increase in net assets resulting from operations	1,691,421,806	946,927,952	3,166,682	750,629

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(275,027,385)	(288,581,740)	(360,464)	(92,226)

Decrease in net assets resulting from distributions to shareholders	(275,027,385)	(288,581,740)	(360,464)	(92,226)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	245,225,295	(2,453,614,403)	28,264,722	7,688,828

NET ASSETS
Total increase (decrease) in net assets	1,661,619,716	(1,795,268,191)	31,070,940	8,347,231
Beginning of year	13,530,002,008	15,325,270,199	8,347,231	—

End of year	$15,191,621,724	$13,530,002,008	$39,418,171	$8,347,231

Undistributed net investment income included in net assets at end of year	$11,366,952	$4,181,895	$24,027	$12,718

(a)	Commencement of operations.

See notes to financial statements.

36	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Asia ex Japan ETF
	Year Ended 07/31/18		Year Ended 07/31/17		Year Ended 07/31/16		Year Ended 07/31/15		Period From 06/03/14(a) to 07/31/14

Net asset value, beginning of period	$34.37		$48.90		$51.14		$52.43		$50.44

Net investment income(b)	1.01		1.19		2.31		1.36		0.36
Net realized and unrealized gain (loss)(c)	1.62		1.73		(3.56)		(1.49)		1.63

Net increase (decrease) from investment operations	2.63		2.92		(1.25)		(0.13)		1.99

Distributions(d)
From net investment income	(1.19)		(5.09)		(0.99)		(1.16)		—
From net realized gain	—		(12.36)		—		—		—

Total distributions	(1.19)		(17.45)		(0.99)		(1.16)		—

Net asset value, end of period	$35.81		$34.37		$48.90		$51.14		$52.43

Total Return
Based on net asset value	7.70%		12.77%		(2.31)%		(0.21)%		3.95	%(e)

Ratios to Average Net Assets
Total expenses	0.35%		0.35%		0.35%		0.35%		0.35	%(f)

Net investment income	2.79%		2.98%		4.87%		2.59%		4.44	%(f)

Supplemental Data
Net assets, end of period (000)	$10,743		$6,873		$119,814		$5,114		$5,243

Portfolio turnover rate(g)	38	%(h)	13	%(h)	44	%(h)	44	%(h)	0	%(e)(h)(i)

(a) Commencement of operations.
(b) Based on average shares outstanding.

(c)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Not annualized.
(f) Annualized.

(g)  Portfolio turnover rate excludes in-kind transactions but includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units partially for cash in U.S. dollars (“cash creations”).

(h) Portfolio turnover rate excluding in-kind transactions and cash creations were as follows:	38%		13%		44%		21%		0%
(i) Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Japan ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Period From 06/03/14(a) to 07/31/14

Net asset value, beginning of period	$63.27	$61.08	$58.29	$53.00	$50.88

Net investment income(b)	1.06	0.99	0.95	0.77	0.05
Net realized and unrealized gain(c)	4.34	3.18	2.59	5.22	2.07

Net increase from investment operations	5.40	4.17	3.54	5.99	2.12

Distributions(d)
From net investment income	(0.94)	(1.98)	(0.75)	(0.70)	—

Total distributions	(0.94)	(1.98)	(0.75)	(0.70)	—

Net asset value, end of period	$67.73	$63.27	$61.08	$58.29	$53.00

Total Return
Based on net asset value	8.52%	7.14%	6.13%	11.48%	4.17	%(e)

Ratios to Average Net Assets
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30	%(f)

Net investment income	1.56%	1.65%	1.66%	1.42%	0.55	%(f)

Supplemental Data
Net assets, end of period (000)	$33,866	$31,633	$48,863	$17,488	$10,600

Portfolio turnover rate(g)	23%	24%	24%	18%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol USA ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of year	$49.89	$46.91	$41.91	$36.66	$33.75

Net investment income(a)	1.02	0.98	0.96	0.84	0.76
Net realized and unrealized gain(b)	4.98	3.02	4.95	5.18	3.00

Net increase from investment operations	6.00	4.00	5.91	6.02	3.76

Distributions(c)
From net investment income	(0.99)	(1.02)	(0.91)	(0.77)	(0.85)

Total distributions	(0.99)	(1.02)	(0.91)	(0.77)	(0.85)

Net asset value, end of year	$54.90	$49.89	$46.91	$41.91	$36.66

Total Return
Based on net asset value	12.16%	8.70%	14.35%	16.52%	11.27%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.95%	2.10%	2.23%	2.06%	2.15%

Supplemental Data
Net assets, end of year (000)	$15,191,622	$13,530,002	$15,325,270	$5,293,847	$2,577,532

Portfolio turnover rate(d)	22%	23%	28%	23%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol USA Small-Cap ETF
	Year Ended 07/31/18	Period From 09/07/16(a) to 07/31/17

Net asset value, beginning of period	$27.82	$25.11

Net investment income(b)	0.52	0.49
Net realized and unrealized gain(c)	3.66	2.63

Net increase from investment operations	4.18	3.12

Distributions(d)
From net investment income	(0.47)	(0.41)

Total distributions	(0.47)	(0.41)

Net asset value, end of period	$31.53	$27.82

Total Return
Based on net asset value	15.19%	12.51	%(e)

Ratios to Average Net Assets
Total expenses	0.20%	0.20	%(f)

Net investment income	1.76%	2.04	%(f)

Supplemental Data
Net assets, end of period (000)	$39,418	$8,347

Portfolio turnover rate(g)	47%	47	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	Organization

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Min Vol Asia ex Japan	Diversified
Edge MSCI Min Vol Japan	Diversified
Edge MSCI Min Vol USA	Diversified
Edge MSCI Min Vol USA Small-Cap	Non-diversified

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	Investment Valuation and Fair Value Measurements

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (continued)

the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	Securities and Other Investments

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of July 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

42	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of July 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of July 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Edge MSCI Min Vol Asia ex Japan
BNP Paribas New York Branch	$22,093	$22,093	$—	$—
JPMorgan Securities LLC	249,142	249,142	—	—
Morgan Stanley & Co. LLC	16,755	16,755	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	302,780	302,780	—	—

	$590,770	$590,770	$—	$—

Edge MSCI Min Vol Japan
Citigroup Global Markets Inc.	$240,030	$240,030	$—	$—
UBS AG	139,360	139,360	—	—

	$379,390	$379,390	$—	$—

Edge MSCI Min Vol USA
Barclays Bank PLC	$11,643,891	$11,643,891	$—	$—
BNP Paribas New York Branch	7,716,742	7,716,742	—	—
BNP Paribas Prime Brokerage International Ltd.	2,570,400	2,570,400	—	—
Citigroup Global Markets Inc.	18,682,568	18,682,568	—	—
Credit Suisse Securities (USA) LLC	2,835,534	2,835,534	—	—
Goldman Sachs & Co.	321,891	314,824	—	(7,067	)(b)
JPMorgan Securities LLC	18,380,504	18,380,504	—	—
Merrill Lynch, Pierce, Fenner & Smith	23,830,453	23,689,772	—	(140,681	)(b)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	8,128,154	8,128,154	—	—
SG Americas Securities LLC	31,100,798	31,100,798	—	—
UBS AG	157,023	157,023	—	—
UBS Securities LLC	3,479,127	3,479,127	—	—
Wells Fargo Bank, National Association	2,816,821	2,816,821	—	—

	$131,663,906	$131,516,158	$—	$(147,748)

Edge MSCI Min Vol USA Small-Cap
Barclays Bank PLC	$81,470	$81,470	$—	$—
BNP Paribas Securities Corp.	9,992	9,992	—	—
Citigroup Global Markets Inc.	577,222	577,222	—	—
Credit Suisse Securities (USA) LLC	51,069	51,069	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	663,726	663,726	—	—
Scotia Capital (USA) Inc.	86,219	86,219	—	—
SG Americas Securities LLC	24,537	24,537	—	—

	$1,494,235	$1,494,235	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

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Notes to Financial Statements  (continued)

5.	Derivative Financial Instruments

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	Investment Advisory Agreement and Other Transactions with Affiliates

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Min Vol Asia ex Japan	0.35%
Edge MSCI Min Vol Japan	0.30
Edge MSCI Min Vol USA	0.15
Edge MSCI Min Vol USA Small-Cap	0.20

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each of iShares Edge MSCI Min Vol USA ETF and iShares Edge MSCI Multifactor USA Small-Cap ETF (the “Group 1 Funds”), retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, each of iShares Edge MSCI Min Vol Asia ex Japan ETF and iShares Edge MSCI Min Vol Japan ETF (the “Group 2 Funds”), retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

44	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended July 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Edge MSCI Min Vol Asia ex Japan	$949
Edge MSCI Min Vol Japan	189
Edge MSCI Min Vol USA	340,313
Edge MSCI Min Vol USA Small-Cap	2,805

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended July 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Asia ex Japan	$333,886	$366,939
Edge MSCI Min Vol USA	158,772,648	237,259,139
Edge MSCI Min Vol USA Small-Cap	193,086	524,088

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statements of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	Purchases and Sales

For the year ended July 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Asia ex Japan	$4,822,236	$2,917,706
Edge MSCI Min Vol Japan	7,570,836	7,465,180
Edge MSCI Min Vol USA	3,617,071,565	3,189,425,175
Edge MSCI Min Vol USA Small-Cap	10,699,461	9,960,863

For the year ended July 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Min Vol Asia ex Japan	$2,115,314	$503,845
Edge MSCI Min Vol Japan	13,842,318	13,449,748
Edge MSCI Min Vol USA	4,261,437,745	4,021,034,375
Edge MSCI Min Vol USA Small-Cap	32,138,890	4,499,562

8.	Income Tax Information

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2018, the following permanent differences attributable to passive foreign investment companies, the timing and recognition of partnership income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
Edge MSCI Min Vol Asia ex Japan	$232,143	$(219)	$(231,924)
Edge MSCI Min Vol Japan	2,092,302	60,697	(2,152,999)
Edge MSCI Min Vol USA	1,008,885,253	59	(1,008,885,312)
Edge MSCI Min Vol USA Small-Cap	1,039,758	—	(1,039,758)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 07/31/18	Year Ended 07/31/17
Edge MSCI Min Vol Asia ex Japan
Ordinary income	$238,748	$3,489,244

Edge MSCI Min Vol Japan
Ordinary income	$468,043	$1,284,421

Edge MSCI Min Vol USA
Ordinary income	$275,027,385	$288,581,740

Edge MSCI Min Vol USA Small-Cap
Ordinary income	$360,464	$92,226

As of July 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)	(a)	Total
Edge MSCI Min Vol Asia ex Japan	$68,891	$(382,210)	$1,047,078		$733,759
Edge MSCI Min Vol Japan	165,776	(378,630)	1,139,806		926,952
Edge MSCI Min Vol USA	11,366,952	(244,126,700)	1,903,624,421		1,670,864,673
Edge MSCI Min Vol USA Small-Cap	23,674	(130,869)	2,316,095		2,208,900

(a)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the timing and recognition of partnership income.

As of July 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Edge MSCI Min Vol Asia ex Japan	$382,210
Edge MSCI Min Vol Japan	378,630
Edge MSCI Min Vol USA	244,126,700
Edge MSCI Min Vol USA Small-Cap	130,869

For the year ended July 31, 2018, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
Edge MSCI Min Vol Japan	$544,259
Edge MSCI Min Vol USA	3,125,100

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

46	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of July 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Min Vol Asia ex Japan	$10,246,138	$1,332,720	$(285,201)	$1,047,519
Edge MSCI Min Vol Japan	33,028,899	2,608,318	(1,466,999)	1,141,319
Edge MSCI Min Vol USA	13,404,135,288	2,187,553,847	(283,929,426)	1,903,624,421
Edge MSCI Min Vol USA Small-Cap	38,622,992	3,162,131	(846,036)	2,316,095

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

9.	Line of Credit

The iShares Edge MSCI Min Vol Asia ex Japan ETF, along with certain other iShares funds, is a party to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the year ended July 31, 2018.

10.	Principal Risks

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	Capital Share Transactions

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 07/31/18		Year Ended 07/31/17
iShares ETF	Shares	Amount	Shares	Amount
Edge MSCI Min Vol Asia ex Japan
Shares sold	150,000	$5,376,933	—	$177,077
Shares redeemed	(50,000)	(1,808,140)	(2,250,000)	(111,762,037)

Net increase (decrease)	100,000	$3,568,793	(2,250,000)	$(111,584,960)

Edge MSCI Min Vol Japan
Shares sold	200,000	$14,128,743	200,000	$11,675,268
Shares redeemed	(200,000)	(13,655,726)	(500,000)	(29,626,540)

Net increase (decrease)	—	$473,017	(300,000)	$(17,951,272)

Edge MSCI Min Vol USA
Shares sold	82,500,000	$4,294,577,210	69,900,000	$3,319,230,285
Shares redeemed	(77,000,000)	(4,049,351,915)	(125,400,000)	(5,772,844,688)

Net increase (decrease)	5,500,000	$245,225,295	(55,500,000)	$(2,453,614,403)

Edge MSCI Min Vol USA Small-Cap
Shares sold	1,100,000	$32,788,697	350,000	$9,061,602
Shares redeemed	(150,000)	(4,523,975)	(50,000)	(1,372,774)

Net increase	950,000	$28,264,722	300,000	$7,688,828

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

12.	Legal Proceedings

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the

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Notes to Financial Statements  (continued)

event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

13.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Edge MSCI Min Vol Asia ex Japan ETF,

iShares Edge MSCI Min Vol Japan ETF, iShares Edge MSCI Min Vol USA ETF and

iShares Edge MSCI Min Vol USA Small-Cap ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Edge MSCI Min Vol Asia ex Japan ETF, iShares Edge MSCI Min Vol Japan ETF, iShares Edge MSCI Min Vol USA ETF and iShares Edge MSCI Min Vol USA Small-Cap ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2018, the related statements of operations for the year ended July 31, 2018, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares Edge MSCI Min Vol Asia ex Japan ETF, iShares Edge MSCI Min Vol Japan ETF and iShares Edge MSCI Min Vol USA ETF: statements of changes in net assets for each of the two years in the period ended July 31, 2018.

iShares Edge MSCI Min Vol USA Small-Cap ETF: statements of changes in net assets for the year ended July 31, 2018 and the period September 7, 2016 (commencement of operations) through July 31, 2017.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

September 25, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information  (unaudited)

For corporate shareholders, the percentage of dividend income paid during the fiscal year ended July 31, 2018 that qualified for the dividends-received deductions were as follows:

iShares ETF	Dividends-Received Deduction
Edge MSCI Min Vol USA	86.53%
Edge MSCI Min Vol USA Small-Cap	53.42%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2018:

iShares ETF	Qualified Dividend Income
Edge MSCI Min Vol Asia ex Japan	$94,500
Edge MSCI Min Vol Japan	575,148
Edge MSCI Min Vol USA	259,835,604
Edge MSCI Min Vol USA Small-Cap	212,876

For the fiscal year ended July 31, 2018, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Edge MSCI Min Vol Asia ex Japan	$253,260	$25,754
Edge MSCI Min Vol Japan	671,056	67,794

I M P O R T A N T T A X I N F O R M A T I O N	51

Board Review and Approval of Investment Advisory Contract

iSHARES TRUST

I. iShares Edge MSCI Min Vol Asia ex Japan ETF, iShares Edge MSCI Min Vol Japan ETF and iShares Edge MSCI Min Vol USA Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Edge MSCI Min Vol USA ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	53

Board Review and Approval of Investment Advisory Contract  (continued)

Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

54	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V L S O R Y C O N T R A C T	55

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge MSCI Min Vol Asia ex Japan	$1.193740	$—	$—	$1.193740	100%	—%	—%	100%
Edge MSCI Min Vol Japan	0.936086	—	—	0.936086	100	—	—	100
Edge MSCI Min Vol USA	0.950038	—	0.040320	0.990358	96	—	4	100
Edge MSCI Min Vol USA Small-Cap	0.435146	—	0.039327	0.474473	92	—	8	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that a fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Edge MSCI Min Vol Asia ex Japan ETF

Period Covered: June 05, 2014 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.10%
Greater than 2.0% and Less than 2.5%	1	0.10
Greater than 1.5% and Less than 2.0%	2	0.19
Greater than 1.0% and Less than 1.5%	17	1.66
Greater than 0.5% and Less than 1.0%	91	8.87
Greater than 0.0% and Less than 0.5%	260	25.34
At NAV	10	0.97
Less than 0.0% and Greater than –0.5%	374	36.45
Less than –0.5% and Greater than –1.0%	179	17.45
Less than –1.0% and Greater than –1.5%	57	5.56
Less than –1.5% and Greater than –2.0%	28	2.73
Less than –2.0% and Greater than –2.5%	4	0.39
Less than –2.5% and Greater than –3.0%	2	0.19

	1,026	100.00%

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Supplemental Information  (unaudited)  (continued)

iShares Edge MSCI Min Vol Japan ETF

Period Covered: June 05, 2014 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.10%
Greater than 3.5% and Less than 4.0%	1	0.10
Greater than 3.0% and Less than 3.5%	1	0.10
Greater than 2.5% and Less than 3.0%	2	0.19
Greater than 2.0% and Less than 2.5%	4	0.39
Greater than 1.5% and Less than 2.0%	16	1.56
Greater than 1.0% and Less than 1.5%	46	4.48
Greater than 0.5% and Less than 1.0%	142	13.84
Greater than 0.0% and Less than 0.5%	330	32.18
At NAV	9	0.88
Less than 0.0% and Greater than –0.5%	303	29.53
Less than –0.5% and Greater than –1.0%	102	9.94
Less than –1.0% and Greater than –1.5%	39	3.80
Less than –1.5% and Greater than –2.0%	20	1.95
Less than –2.0% and Greater than –2.5%	4	0.39
Less than –2.5% and Greater than –3.0%	2	0.19
Less than –3.0% and Greater than –3.5%	2	0.19
Less than –3.5% and Greater than –4.0%	2	0.19

	1,026	100.00%

iShares Edge MSCI Min Vol USA ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.07%
Greater than 1.0% and Less than 1.5%	1	0.07
Greater than 0.5% and Less than 1.0%	1	0.07
Greater than 0.0% and Less than 0.5%	753	54.41
At NAV	239	17.27
Less than 0.0% and Greater than –0.5%	386	27.89
Less than –0.5% and Greater than –1.0%	3	0.22

	1,384	100.00%

iShares Edge MSCI Min Vol USA Small-Cap ETF

Period Covered: September 09, 2016 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.22%
Greater than 2.5% and Less than 3.0%	5	1.10
Greater than 2.0% and Less than 2.5%	5	1.10
Greater than 1.5% and Less than 2.0%	4	0.88
Greater than 1.0% and Less than 1.5%	1	0.22
Greater than 0.5% and Less than 1.0%	4	0.88
Greater than 0.0% and Less than 0.5%	191	41.97
At NAV	55	12.09
Less than 0.0% and Greater than –0.5%	189	41.54

	455	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	57

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex which consists of 358 funds as of July 31, 2018. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (61)	Trustee (since 2009).

President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).

Director of BlackRock, Inc. (since 2006); Director of iShares Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman(b) (47)	Trustee (since 2013).

Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).

Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).

Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).

Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (63)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Charles Park (50)	Chief Compliance Officer (since 2006).

Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	59

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

60	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S	61

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JULY 31, 2018

2018 ANNUAL REPORT

iShares Trust

  iShares Core MSCI EAFE ETF | IEFA | Cboe BZX

  iShares Core MSCI Europe ETF | IEUR | NYSE Arca

  iShares Core MSCI International Developed Markets ETF | IDEV | NYSE Arca

  iShares Core MSCI Pacific ETF | IPAC | NYSE Arca

  iShares Core MSCI Total International Stock ETF | IXUS | NASDAQ

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Market Overview

iShares Trust

Global Market Overview

Global equity markets advanced for the 12 months ended July 31, 2018 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 10.97% in U.S. dollar terms for the reporting period.

Global stocks rallied sharply in the first half of the reporting period as the MSCI ACWI returned more than 14%. Improving global economic growth drove the advance, particularly in the U.S., Europe, Japan, and China. Strengthening global economic growth led to rising corporate profits across most regions of the world, which was also supportive for global equity markets. By the end of 2017, global earnings estimates for 2018 accelerated at their fastest pace in more than a decade.

However, global equity markets grew increasingly volatile during the latter half of the reporting period, resulting in an almost 3% decline for the MSCI ACWI over the last six months. While the U.S. economy continued to strengthen, economic growth in other regions of the globe slowed. In addition, rising global interest rates and signs of higher inflation weighed on global stocks. Escalating trade tensions between the U.S. and several trading partners, most notably China and Europe, took center stage late in the reporting period, contributing to economic concerns and increased volatility in global equity markets.

For the reporting period, the U.S. stock market returned more than 15%, outpacing other regions of the world. U.S. stocks benefited from a stronger domestic economy, driven by healthy employment growth (which led to an 18-year low in the country’s unemployment rate) and a meaningful increase in manufacturing activity. U.S. income tax reform legislation, passed in December 2017, lowered corporate tax rates and contributed to record profit growth for U.S. companies. As the economy strengthened, the inflation rate rose to its highest level in more than six years. In response, the U.S. Federal Reserve Bank (“Fed”) raised short-term interest rates three times during the reporting period, pushing the federal funds rate target to its highest level in a decade.

Equity markets in the Asia-Pacific region returned approximately 8% in U.S. dollar terms for the reporting period. Japanese stocks posted the best returns in the region as the nation’s economy produced eight consecutive quarters of growth in 2016 and 2017, its longest period of sustained economic growth in more than 20 years. Hong Kong and Australia were also solid performers during the reporting period, benefiting from stronger economic growth, while New Zealand’s equity market declined as the country’s economy slowed markedly.

European stock markets returned approximately 6% in U.S. dollar terms for the reporting period. Equity market gains in Europe were tempered by slowing economic growth and trade tariff concerns during the last six months of the reporting period. Nonetheless, the European Central Bank (“ECB”) announced plans to end its quantitative easing measures by the end of 2018, indicating that the ECB believes the worst of the European economic downturn is over. On a country basis, the best-performing markets in Europe were Portugal, Norway, and France, while Belgium and Spain trailed.

Emerging markets underperformed developed markets during the reporting period, returning more than 4% in U.S. dollar terms. After rising by more than 18% during the first half of the reporting period, emerging markets declined sharply over the ensuing six months as rising global interest rates, a stronger U.S. dollar, and trade tensions led to reduced expectations for growth and corporate profits in emerging economies. The best-performing emerging markets for the reporting period included Russia, Peru, and the Czech Republic, while Turkey and Pakistan declined the most.

M A R K E T O V E R V I E W	5

Fund Summary as of July 31, 2018	iShares® Core MSCI EAFE ETF

Investment Objective

The iShares Core MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.02%	6.58%	7.98%	7.02%	37.54%	55.89%
Fund Market	6.77	6.51	7.98	6.77	37.06	55.93
Index	6.81	6.43	7.81	6.81	36.54	54.52

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$ 949.90	$0.39		$ 1,000.00	$ 1,024.40	$0.40		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Management Commentary

Japan was the Index’s leading contributor to return for the reporting period, strengthened by steadily rising exports amid an improving global economy. Pro-growth government policies and continued low interest rates boosted Japanese equities as the Japanese economy posted its eighth consecutive quarter of growth during the reporting period. U.K. stocks were also strong contributors to the Index’s performance. Despite uncertainty over negotiations for an exit agreement with the European Union, the U.K. equity market benefited from solid growth in manufacturing output and rising energy prices.

An improving European economy supported stocks in France and Germany, both of which contributed to the Index’s return. French stocks also benefited from pro-business policies, such as reforms to modernize French labor markets and lower taxes. Despite a decline in exports to the U.S., Germany gained as exports to the rest of Europe remained strong. Australian stocks also performed well, benefiting from a global rise in commodities prices, which helped the resource-rich country. In contrast, Spain detracted from the Index’s return as heightened political instability drove a sharp decline in Spain’s equity market.

6	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Core MSCI EAFE ETF

From a sector perspective, the energy and industrials sectors were leading contributors to the Index’s return. The energy sector’s advance was supported by higher oil prices, driven by expanding global demand and production cuts by oil-producing nations. Economic improvement similarly buoyed the industrials sector as higher global industrial production translated to strength in the sector, particularly in the capital goods industry, which benefited from higher defense spending and commercial aircraft orders.

The consumer discretionary, healthcare, and materials sectors were also meaningful contributors to the Index’s return. Rising consumer spending benefited the consumer discretionary sector, while healthcare stocks, particularly pharmaceutical companies and medical device makers, benefited from increased demand due to the growing proportion of elderly among developed nations’ populations. Higher metals prices and strong demand for chemical products bolstered the materials sector. On the downside, the financials sector detracted from the Index’s return as banks generally continued to be adversely affected by historically low interest rates and inconsistent economic growth.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	18.8%
Industrials	15.4
Consumer Discretionary	12.6
Consumer Staples	10.5
Health Care	10.5
Materials	8.2
Information Technology	7.4
Energy	5.5
Real Estate	4.6
Telecommunication Services	3.4
Utilities	3.1

TEN LARGEST COUNTRIES
Country	Percent of Total Investments	(a)
Japan	24.6%
United Kingdom	17.7
France	9.9
Germany	9.2
Switzerland	7.6
Australia	6.9
Netherlands	3.7
Hong Kong	3.3
Sweden	3.0
Spain	3.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of July 31, 2018	iShares Core MSCI Europe ETF

Investment Objective

The iShares Core MSCI Europe ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization European equities, as represented by the MSCI Europe IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	6.36%	2.45%	6.36%	10.56%
Fund Market	5.95	2.43	5.95	10.47
Index	6.11	2.21	6.11	9.47

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 951.70	$ 0.48		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Management Commentary

U.K. stocks, representing about 28% of the Index on average during the reporting period, contributed the most to the Index’s return. The strong performance of the British stock market was supported by the energy sector. Several of the largest British stocks in the Index are energy companies, whose profits increased sharply amid rising oil prices.

The energy sector also helped drive the advance in French stocks, which contributed meaningfully to the Index’s return. The French stock market was further supported by robust demand from China for luxury goods.

Germany was another solid contributor to the Index’s return as strong demand for German goods from the European Union helped offset a decline in the country’s exports to the U.S. The Netherlands also contributed to the Index’s performance, led by strength in semiconductor manufacturers. In contrast, Spanish stocks detracted the most from the Index’s return as investors avoided higher-risk assets due to the country’s heightened political instability.

8	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares Core MSCI Europe ETF

From a sector perspective, the energy sector contributed the most to the Index’s return. Crude oil prices rose from approximately $50 per barrel at the beginning of the reporting period to $70 per barrel at the end of the reporting period. The price recovery led to higher revenues for European energy-related companies and oil-producing nations alike. The sector also benefited from an above-average number of new discoveries of oil and natural gas deposits.

The materials sector also contributed to the Index’s return, led by European chemicals companies that benefited from a stronger global economy and increased demand across several end markets, including auto makers and construction companies. The industrials sector was another solid contributor to the Index’s performance. Within the sector, aerospace and defense stocks were the most significant contributors, due largely to a sizable order backlog and strong demand for military equipment driven by geopolitical tensions.

On the downside, the financials sector detracted the most from the Index’s return. European banks were the sector’s largest detractors as investors scaled back their expectations for higher interest rates, a key driver of banks’ profitability.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	18.8%
Industrials	14.2
Health Care	12.4
Consumer Staples	12.3
Consumer Discretionary	11.0
Materials	8.3
Energy	7.6
Information Technology	6.2
Utilities	3.5
Telecommunication Services	3.2
Real Estate	2.5

TEN LARGEST COUNTRIES
Country	Percent of Total Investments	(a)
United Kingdom	28.3%
France	15.7
Germany	14.6
Switzerland	12.1
Netherlands	5.8
Spain	4.9
Sweden	4.8
Italy	4.1
Denmark	2.8
Belgium	1.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of July 31, 2018	iShares® Core MSCI International Developed Markets ETF

Investment Objective

The iShares Core MSCI International Developed Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the United States, as represented by the MSCI World ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.07%	12.09%	7.07%	16.86%
Fund Market	6.58	12.10	6.58	16.87
Index	6.82	11.89	6.82	16.51

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/21/17. The first day of secondary market trading was 3/23/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$ 952.00	$0.19		$ 1,000.00	$ 1,024.60	$0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Management Commentary

Japan was the Index’s leading contributor to return for the reporting period, strengthened by steadily rising exports amid an improving global economy. Pro-growth government policies and continued low interest rates boosted Japanese equities as the Japanese economy posted its eighth consecutive quarter of growth during the reporting period. U.K. stocks were also strong contributors to the Index’s performance. Despite uncertainty over negotiations for an exit agreement with the European Union, the U.K. equity market benefited from solid growth in manufacturing output and rising energy prices.

An improving European economy supported stocks in France and Germany, both of which contributed to the Index’s return. French stocks also benefited from pro-business policies, such as reforms to modernize French labor markets and lower taxes. Despite a decline in exports to the U.S., Germany gained as exports to the rest of Europe remained strong. Canadian stocks also contributed to the Index’s return, benefiting from a global rise in commodities and oil prices. In contrast, Spanish stocks detracted slightly from the Index’s return as heightened political instability drove a sharp decline in Spain’s equity market.

10	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Core MSCI International Developed Markets ETF

From a sector perspective, energy and industrials stocks were leading contributors to the Index’s return. The energy sector advanced on higher oil prices, driven by expanding global demand and production cuts by oil-producing nations. Economic improvement similarly buoyed the industrials sector as higher global industrial production translated to strength in the sector, particularly in the capital goods industry, which was supported in part by higher defense spending and commercial aircraft orders.

The consumer discretionary, information technology, and healthcare sectors were also meaningful contributors to the Index’s return. Rising consumer spending helped the consumer discretionary sector, while information technology stocks benefited from strong earnings growth, led by software and services companies. Healthcare stocks, particularly pharmaceutical companies and medical device makers, benefited from increased demand due to the growing proportion of elderly among developed nations’ populations.

Materials stocks contributed more modestly to the Index’s return. Higher metals prices and strong demand for chemical products from automakers, energy producers, and construction companies contributed to the sector’s advance. On the downside, the telecommunication services sector detracted modestly from the Index’s return as intense price competition weighed on the sector.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	20.4%
Industrials	15.0
Consumer Discretionary	11.8
Consumer Staples	9.8
Health Care	9.7
Materials	8.7
Information Technology	7.2
Energy	6.9
Real Estate	4.2
Telecommunication Services	3.2
Utilities	3.1

TEN LARGEST COUNTRIES
Country	Percent of Total Investments	(a)
Japan	22.4%
United Kingdom	16.2
France	9.0
Canada	8.8
Germany	8.3
Switzerland	7.0
Australia	6.3
Netherlands	3.4
Hong Kong	3.1
Sweden	2.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of July 31, 2018	iShares® Core MSCI Pacific ETF

Investment Objective

The iShares Core MSCI Pacific ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities, as represented by the MSCI Pacific IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.28%	6.41%	8.28%	29.35%
Fund Market	8.27	6.51	8.27	29.87
Index	8.11	6.45	8.11	29.51

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$ 945.30	$0.48		$ 1,000.00	$ 1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Management Commentary

Japanese stocks, which represented approximately 68% of the Index on average for the reporting period, contributed the majority of the Index’s return. Strong levels of international trade supported Japanese equities as exports benefited from a weaker Japanese yen and a broad global economic recovery. Despite escalating trade tensions late during the reporting period, Japan’s exports stayed strong, especially to China, its largest trading partner. The Japanese economy also continued to improve, supported by growing business investment and a labor market with more jobs than workers. The economic implications of a major trade deal between Japan and the European Union also helped Japanese stocks.

Australia, which represented approximately 18% of the Index on average for the reporting period, also contributed meaningfully to the Index’s performance. Although the Australian economy has come to be more dependent on exports, Australian equities were largely unaffected by the trade tensions that weighed on many stock markets. Australian exports surged, especially to China, while rising prices for oil and metals bolstered key energy and mining stocks.

12	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Core MSCI Pacific ETF

Hong Kong contributed to the Index’s return, supported by strong corporate earnings and improved economic growth. Hong Kong stocks also benefited from strong inflows to the market, driven by low valuations relative to mainland China.

From a sector perspective, industrials stocks contributed the most to the Index’s return. The capital goods industry was a key driver, bolstered by Japanese trading companies, which posted their highest profits since 2012.

The consumer discretionary sector was another strong contributor to the Index’s performance as higher employment prompted consumers to increase their discretionary spending. Healthcare stocks also contributed to the Index’s return as a less stringent regulatory environment and rising healthcare spending from an aging population bolstered pharmaceuticals, biotechnology, and life sciences stocks.

Other notable contributors to the Index’s return included the consumer staples and information technology sectors. Cosmetics stocks buoyed the consumer staples sector, driven by increased demand from a growing middle class in China and other countries in Asia, while information technology stocks advanced as investors gravitated to the sector’s future growth prospects.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	18.4%
Industrials	17.3
Consumer Discretionary	15.6
Information Technology	9.2
Materials	8.3
Real Estate	8.1
Consumer Staples	7.5
Health Care	7.3
Telecommunication Services	3.7
Utilities	2.6
Energy	2.0

ALLOCATION BY COUNTRY
Country	Percent of Total Investments	(a)
Japan	67.4%
Australia	19.0
Hong Kong	9.2
Singapore	3.5
Other (each representing less than 1%)	0.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

Fund Summary as of July 31, 2018	iShares® Core MSCI Total International Stock ETF

Investment Objective

The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.39%	6.04%	6.57%	6.39%	34.07%	44.55%
Fund Market	6.41	6.03	6.63	6.41	33.98	44.96
Index	6.17	5.92	6.45	6.17	33.30	43.60

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$ 934.50	$0.53		$ 1,000.00	$ 1,024.20	$0.55		0.11%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Management Commentary

Japan was the Index’s leading contributor to return for the reporting period, strengthened by steadily rising exports amid an improving global economy. Pro-growth government policies and continued low interest rates boosted Japanese equities as the country’s economy posted solid growth during the reporting period. U.K. stocks were also strong contributors to the Index’s performance. Despite uncertainty over negotiations for an exit agreement with the European Union, the U.K. equity market benefited from solid growth in manufacturing output and rising energy prices.

An improving European economy supported stocks in France and Germany, both of which contributed to the Index’s return. French stocks also benefited from pro-business labor market reforms and lower taxes, while Germany gained as exports to the rest of Europe helped offset a decline in exports to the U.S.

Chinese stocks contributed to the Index’s performance, advancing on steady economic growth. Chinese exports remained strong despite escalating trade tensions as

14	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Core MSCI Total International Stock ETF

shipments surged prior to the effective dates of U.S. tariffs. Canadian stocks also contributed to the Index’s return due to the global rise in commodities and oil prices. In contrast, Turkey weighed on the Index’s return as political and economic instability woes caused foreign investors to retreat.

From a sector perspective, energy was the leading contributor to the Index’s return, advancing on higher oil prices due to expanding global demand and production cuts by oil-producing nations. The information technology sector also contributed to the Index’s performance, driven by software and services stocks, which benefited from the ongoing growth of e-commerce.

Materials and industrials stocks were meaningful contributors to the Index’s return. A robust chemical products market and higher metals prices contributed to the materials sector’s advance. The industrials sector was buoyed by the capital goods industry, which benefited from higher defense spending and commercial aircraft orders.

The consumer discretionary and healthcare sectors were other notable contributors to the Index’s performance. Rising consumer spending helped the consumer discretionary sector, while pharmaceutical companies and medical device makers led the advance in the healthcare sector, benefiting from increased demand due to the growing proportion of elderly among developed nations’ populations. On the downside, the telecommunication services sector detracted modestly from the Index’s return as intense price competition weighed on the sector.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	20.6%
Industrials	12.7
Information Technology	11.7
Consumer Discretionary	11.6
Consumer Staples	9.2
Materials	8.5
Health Care	8.2
Energy	6.8
Real Estate	4.3
Telecommunication Services	3.4
Utilities	3.0

TEN LARGEST COUNTRIES
Country	Percent of Total Investments	(a)
Japan	17.0%
United Kingdom	12.3
China	7.0
France	6.8
Canada	6.7
Germany	6.4
Switzerland	5.3
Australia	4.8
South Korea	3.5
Taiwan	3.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	15

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.9%
Abacus Property Group	1,524,738	$4,239,253
Adelaide Brighton Ltd.	1,642,277	8,399,576
Afterpay Touch Group Ltd.(a)(b)	517,708	5,457,373
AGL Energy Ltd.	2,245,381	36,706,061
ALS Ltd.	1,779,225	9,853,934
Altium Ltd.	515,072	7,811,251
Alumina Ltd.	8,490,818	17,863,168
Amcor Ltd./Australia	3,841,895	43,040,890
AMP Ltd.	9,934,498	25,110,037
Ansell Ltd.	502,473	10,761,641
APA Group	4,039,920	28,981,615
APN Outdoor Group Ltd.	637,154	2,984,059
Appen Ltd.	188,467	1,521,555
ARB Corp. Ltd.	288,871	4,516,123
Ardent Leisure Group	1,730,208	2,450,280
Aristocrat Leisure Ltd.	2,007,327	48,050,344
ASX Ltd.	664,278	32,439,312
Atlas Arteria Ltd.	2,604,590	12,663,088
Aurizon Holdings Ltd.	6,718,964	22,726,691
AusNet Services	6,500,786	7,877,274
Australia & New Zealand Banking Group Ltd.	9,819,952	213,894,437
Australian Agricultural Co. Ltd.(a)(b)	1,982,414	1,864,264
Australian Pharmaceutical Industries Ltd.	1,799,863	2,261,250
Automotive Holdings Group Ltd.	1,027,770	2,085,840
Aveo Group	1,914,680	3,373,394
Bank of Queensland Ltd.	1,377,964	11,380,843
Bapcor Ltd.	1,272,336	6,602,064
Beach Energy Ltd.	8,127,201	11,539,763
Bega Cheese Ltd.(b)	646,220	3,511,723
Bellamy’s Australia Ltd.(a)	375,839	3,073,385
Bendigo & Adelaide Bank Ltd.	1,700,658	14,804,590
BHP Billiton Ltd.	10,847,835	281,120,785
Blackmores Ltd.(b)	48,882	5,381,061
BlueScope Steel Ltd.	1,903,888	24,995,084
Boral Ltd.	4,048,339	20,013,407
Brambles Ltd.	5,400,887	39,668,387
BWP Trust	2,044,104	5,029,832
Caltex Australia Ltd.	906,331	21,937,833
carsales.com Ltd.	799,606	8,286,313
Challenger Ltd./Australia	1,956,768	18,095,985
Charter Hall Group	1,802,825	8,966,071
Charter Hall Retail REIT	1,232,563	3,784,266
CIMIC Group Ltd.	339,152	12,185,229
Cleanaway Waste Management Ltd.	7,738,944	10,700,822
Coca-Cola Amatil Ltd.	1,870,170	13,318,923
Cochlear Ltd.	196,402	29,691,623
Commonwealth Bank of Australia	5,927,747	329,576,090
Computershare Ltd.	1,609,767	21,767,985
Corporate Travel Management Ltd.(b)	298,238	6,360,863
Costa Group Holdings Ltd.	1,095,003	6,406,378
Cromwell Property Group	5,571,567	4,597,512
Crown Resorts Ltd.	1,373,370	13,783,002
CSL Ltd.	1,529,509	223,552,816
CSR Ltd.	1,846,826	5,821,224
Dexus	3,319,689	24,875,994
Domain Holdings Australia Ltd.	1,288,981	3,047,166
Domino’s Pizza Enterprises Ltd.(b)	221,001	8,206,392
Downer EDI Ltd.	2,162,817	11,865,844

Security	Shares	Value

Australia (continued)
DuluxGroup Ltd.	1,458,311	$8,293,428
Elders Ltd.	123,289	688,314
Evolution Mining Ltd.	4,615,328	9,572,586
Fairfax Media Ltd.	8,471,817	5,101,338
FlexiGroup Ltd./Australia	1,634,757	2,782,987
Flight Centre Travel Group Ltd.	203,348	10,280,996
Fortescue Metals Group Ltd.	5,512,890	17,909,492
G8 Education Ltd.	1,737,627	3,216,462
Galaxy Resources Ltd.(a)(b)	1,548,847	3,281,526
Genworth Mortgage Insurance Australia Ltd.	1,019,315	2,038,371
Goodman Group	5,949,092	42,589,199
GPT Group (The)	5,774,563	22,150,898
GrainCorp Ltd., Class A	866,573	4,773,598
Greencross Ltd.	534,024	1,691,192
GUD Holdings Ltd.	389,541	4,112,103
GWA Group Ltd.	974,536	2,369,017
Harvey Norman Holdings Ltd.	2,089,094	5,513,265
Healthscope Ltd.	5,993,142	9,712,557
HT&E Ltd.(b)	1,125,816	2,083,959
Iluka Resources Ltd.	1,417,764	12,067,906
Incitec Pivot Ltd.	5,944,745	16,749,234
Independence Group NL(b)	1,932,756	6,465,648
Insurance Australia Group Ltd.	8,048,265	48,103,959
Investa Office Fund	1,865,480	7,155,876
InvoCare Ltd.(b)	433,074	4,565,211
IOOF Holdings Ltd.	1,115,889	7,590,399
IPH Ltd.(b)	644,320	2,347,038
IRESS Ltd.	573,407	4,927,689
Jacana Minerals Ltd.(a)(c)	6,357	—
James Hardie Industries PLC	1,513,835	24,195,773
Japara Healthcare Ltd.(b)	1,374,504	1,895,450
JB Hi-Fi Ltd.(b)	411,336	7,293,023
Karoon Gas Australia Ltd.(a)(b)	1,029,358	899,139
LendLease Group	1,971,840	29,507,876
Link Administration Holdings Ltd.	1,703,395	9,725,212
Lynas Corp. Ltd.(a)	2,300,975	3,882,936
Macquarie Group Ltd.	1,093,854	99,873,658
Magellan Financial Group Ltd.	450,342	8,262,474
Mayne Pharma Group Ltd.(a)(b)	6,267,187	4,612,436
McMillan Shakespeare Ltd.	330,712	3,995,083
Medibank Pvt Ltd.	9,416,999	21,771,854
Metcash Ltd.	3,549,814	6,940,390
Mineral Resources Ltd.	570,299	7,016,542
Mirvac Group	11,874,802	20,127,217
Monadelphous Group Ltd.	360,265	3,947,681
MYOB Group Ltd.	1,688,590	3,929,082
National Australia Bank Ltd.	9,140,268	192,498,792
Navitas Ltd.	912,952	2,918,360
Newcrest Mining Ltd.	2,605,327	41,892,981
NEXTDC Ltd.(a)(b)	1,366,158	7,322,489
NIB Holdings Ltd.	1,494,476	6,266,002
Nine Entertainment Co. Holdings Ltd.	2,968,480	4,943,160
Northern Star Resources Ltd.	2,193,423	11,740,251
Nufarm Ltd./Australia	924,037	4,911,543
Oil Search Ltd.	4,758,803	31,768,490
oOh!media Ltd.	1,146,578	4,133,975
Orica Ltd.	1,318,365	17,229,673
Origin Energy Ltd.(a)	6,073,743	44,113,699
Orocobre Ltd.(a)(b)	865,389	2,972,185
Orora Ltd.	4,418,989	11,924,826

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
OZ Minerals Ltd.	1,146,857	$8,090,921
Pact Group Holdings Ltd.	894,533	3,597,627
Pendal Group Ltd.	1,029,004	7,106,492
Perpetual Ltd.	179,002	5,804,517
Pilbara Minerals Ltd.(a)(b)	6,009,913	3,931,637
Platinum Asset Management Ltd.	934,621	3,821,384
Premier Investments Ltd.	380,097	4,908,138
Primary Health Care Ltd.	1,799,464	4,695,402
QBE Insurance Group Ltd.	4,695,328	35,254,115
Qube Holdings Ltd.(b)	5,111,411	9,841,540
Ramsay Health Care Ltd.	484,055	20,237,764
REA Group Ltd.	195,888	12,640,087
Regis Resources Ltd.	1,821,920	6,040,692
Reliance Worldwide Corp. Ltd.	2,629,556	11,631,130
Resolute Mining Ltd.	2,926,818	2,774,140
Rio Tinto Ltd.	1,401,690	84,611,717
Sandfire Resources NL	691,810	3,795,471
Santos Ltd.(a)	6,279,894	29,784,855
Saracen Mineral Holdings Ltd.(a)(b)	3,783,486	5,273,706
Scentre Group	17,616,142	55,657,313
SEEK Ltd.	1,203,871	19,125,244
Seven Group Holdings Ltd.	434,955	6,201,767
Seven West Media Ltd.	3,573,981	2,205,225
Shopping Centres Australasia Property Group	3,327,324	5,936,478
Sims Metal Management Ltd.	595,714	7,594,942
Sirtex Medical Ltd.	196,220	4,631,370
Sonic Healthcare Ltd.	1,352,442	26,220,969
South32 Ltd.	17,570,447	46,630,871
Southern Cross Media Group Ltd.	3,390,151	3,175,500
Spark Infrastructure Group	6,119,478	10,463,205
SpeedCast International Ltd.	1,019,772	4,700,210
St. Barbara Ltd.	1,982,710	6,072,659
Star Entertainment Grp Ltd. (The)	2,891,628	10,662,195
Steadfast Group Ltd.	3,042,555	6,604,559
Stockland	8,061,918	24,871,901
Suncorp Group Ltd.	4,260,329	47,411,909
Super Retail Group Ltd.	542,458	3,726,152
Sydney Airport	3,668,880	19,283,037
Syrah Resources Ltd.(a)(b)	1,164,296	2,605,268
Tabcorp Holdings Ltd.	6,761,746	23,474,602
Technology One Ltd.	1,261,216	4,631,684
Telstra Corp. Ltd.	14,057,528	29,679,037
TPG Telecom Ltd.	1,385,257	5,931,648
Transurban Group	7,510,124	65,321,398
Treasury Wine Estates Ltd.	2,476,425	33,910,743
Vicinity Centres	11,091,684	21,933,181
Virtus Health Ltd.	679,140	2,837,384
Vocus Group Ltd.(a)	2,154,247	3,859,536
Washington H Soul Pattinson & Co. Ltd.	445,925	7,233,343
Webjet Ltd.(b)	428,078	4,248,413
Wesfarmers Ltd.	3,817,085	140,348,717
Western Areas Ltd.	1,381,604	3,327,753
Westpac Banking Corp.	11,533,427	252,588,526
Whitehaven Coal Ltd.	2,748,832	11,096,104
WiseTech Global Ltd.	332,268	3,766,872
Woodside Petroleum Ltd.	3,009,608	80,857,551
Woolworths Group Ltd.	4,385,725	98,103,858
WorleyParsons Ltd.	780,619	10,666,136

		4,062,967,060

Security	Shares	Value

Austria — 0.4%
ams AG(b)	221,374	$15,979,178
ANDRITZ AG	248,498	14,107,442
BAWAG Group AG(d)	120,309	5,675,750
CA Immobilien Anlagen AG	298,069	10,434,773
DO & CO AG(b)	27,873	1,956,769
Erste Group Bank AG	1,035,946	44,799,552
EVN AG	111,815	2,226,713
IMMOFINANZ AG	335,879	8,842,396
Lenzing AG(b)	52,328	6,643,064
Oesterreichische Post AG	106,743	5,063,231
OMV AG	513,458	29,053,322
Raiffeisen Bank International AG	520,030	17,359,402
S IMMO AG	226,150	4,921,688
S&T AG	191,079	5,432,801
Schoeller-Bleckmann Oilfield Equipment AG	59,006	6,745,208
Semperit AG Holding(a)(b)	45,381	902,667
Telekom Austria AG	586,416	5,104,854
UNIQA Insurance Group AG	504,859	5,059,435
Vienna Insurance Group AG Wiener Versicherung Gruppe	151,228	4,306,826
voestalpine AG	371,609	18,639,931
Wienerberger AG	409,857	10,061,030
Zumtobel Group AG(a)(b)	6,650	47,969

		223,364,001
Belgium — 1.2%
Ackermans & van Haaren NV	76,221	13,912,457
Aedifica SA	73,155	6,984,555
Ageas	636,214	34,130,854
AGFA-Gevaert NV(a)	766,828	3,666,071
Anheuser-Busch InBev SA/NV	2,562,907	259,660,074
Barco NV	44,677	6,335,651
Befimmo SA	80,439	4,837,649
Bekaert SA	147,065	4,140,088
bpost SA	348,829	5,497,747
Cie. d’Entreprises CFE	27,422	3,426,691
Cofinimmo SA	64,991	8,516,788
Colruyt SA	205,181	12,272,487
D’ieteren SA/NV	102,794	4,479,010
Elia System Operator SA/NV	108,470	6,764,589
Euronav NV(b)	567,403	4,809,884
EVS Broadcast Equipment SA	73,507	1,714,978
Fagron	182,359	3,375,501
Galapagos NV(a)(b)	153,978	16,974,866
Gimv NV	105,286	6,258,049
Groupe Bruxelles Lambert SA	257,215	27,350,747
Ion Beam Applications(a)(b)	79,668	2,084,300
KBC Ancora	173,726	9,545,474
KBC Group NV	837,401	64,431,741
Kinepolis Group NV	64,285	4,114,353
Melexis NV	77,315	7,196,288
Nyrstar NV(a)(b)	408,399	1,959,174
Ontex Group NV(b)	286,845	8,672,501
Orange Belgium SA	145,669	2,338,438
Proximus SADP	518,241	12,691,285
Sofina SA	55,614	10,086,034
Solvay SA	254,888	34,967,681
Telenet Group Holding NV(a)	189,376	9,124,643
Tessenderlo Group SA(a)	123,376	4,965,851
UCB SA	428,141	36,799,535
Umicore SA	729,071	42,652,493

18	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Belgium (continued)
Warehouses De Pauw CVA	68,161	$9,155,508

		695,894,035
Denmark — 1.7%
ALK-Abello A/S(a)(b)	24,187	4,497,610
Alm Brand A/S	361,525	3,758,758
Ambu A/S, Series B	585,708	23,052,091
AP Moller - Maersk A/S, Class A	13,522	18,210,554
AP Moller - Maersk A/S, Class B, NVS	21,915	31,534,058
Bang & Olufsen A/S(a)	179,019	4,346,670
Bavarian Nordic A/S(a)(b)	130,541	3,987,628
Carlsberg A/S, Class B	342,188	41,284,514
Chr Hansen Holding A/S	330,848	34,283,798
Coloplast A/S, Class B	393,992	43,005,134
D/S Norden A/S(a)(b)	114,623	2,115,231
Danske Bank A/S	2,558,029	74,423,789
Dfds A/S	107,037	7,053,708
DSV A/S	631,328	52,987,033
FLSmidth & Co. A/S(b)	142,927	9,414,360
Genmab A/S(a)	208,633	35,781,104
GN Store Nord A/S	473,900	22,626,032
H Lundbeck A/S	236,627	17,143,356
ISS A/S	548,871	20,533,366
Jyske Bank A/S, Registered	243,090	13,770,869
Matas A/S	185,314	1,490,137
Nilfisk Holding A/S(a)	98,928	5,127,212
NNIT A/S(b)(d)	53,242	1,383,050
Novo Nordisk A/S, Class B	5,979,379	298,769,395
Novozymes A/S, Class B	759,645	40,026,840
Orsted A/S(d)	633,867	39,123,598
Pandora A/S	383,815	27,306,639
Per Aarsleff Holding A/S	92,928	3,320,291
Rockwool International A/S, Class B	34,734	13,921,421
Royal Unibrew A/S	191,413	15,947,952
Scandinavian Tobacco Group A/S(d)	223,838	3,645,530
Schouw & Co. A/S	45,165	4,199,251
SimCorp A/S	151,128	12,911,953
Solar A/S, Class B	23,243	1,467,460
Spar Nord Bank A/S	371,002	4,002,958
Sydbank A/S	259,024	9,616,910
Topdanmark A/S	215,989	9,267,454
Tryg A/S	375,461	9,193,038
Vestas Wind Systems A/S	698,891	45,123,733
William Demant Holding A/S(a)	383,437	18,343,070

		1,027,997,555
Finland — 1.1%
Amer Sports OYJ	405,565	13,025,890
Cargotec OYJ, Class B	150,802	7,495,424
Caverion OYJ(a)(b)	353,388	2,962,597
Citycon OYJ	1,387,681	2,922,582
Cramo OYJ	161,155	3,443,096
DNA OYJ	226,102	4,484,135
Elisa OYJ	479,235	20,842,302
Finnair OYJ	195,630	1,823,164
Fortum OYJ	1,496,561	37,612,594
Huhtamaki OYJ	385,144	13,857,116
Kemira OYJ	397,010	5,216,579
Kesko OYJ, Class B	242,176	13,618,192
Kone OYJ, Class B	1,114,515	61,015,975
Konecranes OYJ	254,964	9,871,433

Security	Shares	Value

Finland (continued)
Metsa Board OYJ	759,339	$7,880,684
Metso OYJ	382,081	13,992,792
Neste OYJ	437,038	36,111,997
Nokia OYJ	19,108,932	103,877,194
Nokian Renkaat OYJ	391,906	17,007,612
Oriola OYJ, Class B	500,518	1,616,342
Orion OYJ, Class B	378,747	13,055,290
Outokumpu OYJ	1,164,899	7,905,346
Outotec OYJ(a)	539,931	4,444,968
Ramirent OYJ	332,333	3,330,469
Sampo OYJ, Class A	1,441,875	73,319,910
Sanoma OYJ	282,838	2,804,672
Stora Enso OYJ, Class R	1,885,654	31,186,196
Technopolis OYJ	762,908	3,445,594
Tieto OYJ	221,776	6,912,790
UPM-Kymmene OYJ	1,786,777	63,471,200
Uponor OYJ	227,673	3,468,383
Valmet OYJ	459,576	9,544,656
Wartsila OYJ Abp	1,503,246	32,521,574
YIT OYJ(b)	614,303	4,176,028

		638,264,776
France — 9.8%
ABC arbitrage	328,577	2,744,985
Accor SA, NVS	638,066	32,908,780
Aeroports de Paris, NVS	107,153	23,996,663
Air France-KLM, NVS(a)	660,103	6,032,083
Air Liquide SA	1,424,757	182,540,614
Airbus SE	1,964,977	243,706,956
Albioma SA	187,756	4,178,390
ALD SA(d)	377,596	6,750,801
Alstom SA, NVS	527,119	23,671,089
Alten SA, NVS	107,943	10,729,079
Altran Technologies SA, NVS	865,518	8,258,566
Amundi SA(d)	227,326	15,703,630
APERAM SA	174,984	8,267,406
Arkema SA, NVS	231,430	29,041,667
Assystem, NVS	42,544	1,391,313
Atos SE	320,161	43,023,329
AXA SA, NVS	6,683,072	168,901,879
BioMerieux, NVS	143,657	11,967,719
BNP Paribas SA	3,777,623	246,061,929
Boiron SA, NVS	30,973	2,446,198
Bollore SA, NVS	3,154,733	14,698,346
Bonduelle SCA, NVS	73,630	2,679,290
Bouygues SA, NVS	733,565	32,280,966
Bureau Veritas SA, NVS	875,269	22,561,119
Capgemini SE	551,828	70,894,193
Carrefour SA, NVS	1,975,419	35,502,181
Casino Guichard Perrachon SA, NVS	196,114	7,994,500
Cellectis SA, NVS(a)(b)	129,605	3,824,471
CGG SA(a)	2,250,435	6,161,507
Cie. de Saint-Gobain, NVS	1,655,604	73,756,613
Cie. Generale des Etablissements Michelin SCA, NVS	566,590	72,989,571
Cie. Plastic Omnium SA, NVS	238,707	10,018,464
CNP Assurances, NVS	592,432	13,863,507
Coface SA(a)	405,478	3,634,132
Covivio	112,966	11,783,483
Credit Agricole SA	3,785,545	53,217,783
Danone SA, NVS	2,039,450	160,380,494

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Dassault Aviation SA, NVS	8,597	$15,893,100
Dassault Systemes SE, NVS	446,086	66,704,332
DBV Technologies SA(a)(b)	91,057	3,238,855
Derichebourg SA, NVS	422,895	2,563,108
Edenred, NVS	893,405	35,196,225
Eiffage SA, NVS	263,325	29,491,670
Electricite de France SA, NVS	2,024,077	30,313,884
Elior Group SA(d)	412,139	6,751,128
Elis SA, NVS	762,164	17,532,205
Engie SA	6,090,941	98,455,475
Eramet, NVS	33,719	3,349,554
Essilor International Cie Generale d’Optique SA, NVS	691,638	102,127,521
Esso SA Francaise	9,177	493,391
Etablissements Maurel et Prom(a)	158,491	1,164,579
Eurazeo SA, NVS	156,057	12,078,630
Eurofins Scientific SE, NVS	41,967	22,911,697
Europcar Mobility Group, NVS(d)	468,331	4,715,290
Eutelsat Communications SA	591,440	12,677,708
Faurecia SA, NVS	274,358	18,663,678
FFP, NVS	23,640	3,175,367
Fnac Darty SA(a)	67,961	6,178,533
Gaztransport Et Technigaz SA	103,830	6,809,309
Gecina SA	162,354	27,715,510
Genfit, NVS(a)(b)	141,513	4,010,283
Getlink, NVS	1,604,033	21,198,451
Guerbet, NVS	25,067	1,745,114
Hermes International, NVS	106,848	67,709,505
ICADE	104,513	10,125,238
Iliad SA, NVS	88,670	14,057,905
Imerys SA, NVS	124,078	9,639,787
Ingenico Group SA, NVS	201,088	16,695,689
Ipsen SA, NVS	137,278	22,832,444
IPSOS, NVS	133,911	4,484,257
JCDecaux SA	261,563	8,550,811
Kering SA, NVS	259,245	138,318,357
Klepierre SA	704,294	26,592,400
Korian SA	187,923	6,587,587
Lagardere SCA, NVS	392,792	11,485,066
Legrand SA	862,410	63,409,532
LISI, NVS	72,967	2,531,371
L’Oreal SA	838,103	205,440,475
LVMH Moet Hennessy Louis Vuitton SE, NVS	940,160	328,745,350
Maisons du Monde SA(d)	176,125	5,390,926
Mercialys SA	239,882	4,299,926
Mersen SA, NVS	85,250	3,531,037
Metropole Television SA	162,977	3,514,441
Natixis SA	3,185,757	22,924,103
Naturex, NVS(a)	25,343	4,014,961
Neopost SA	141,696	3,663,991
Nexans SA(b)	117,981	3,953,572
Nexity SA	153,135	9,442,558
Orange SA, NVS	6,580,844	112,534,323
Orpea, NVS	162,079	22,311,217
Pernod Ricard SA, NVS	706,752	114,075,752
Peugeot SA, NVS	1,982,500	57,085,972
Publicis Groupe SA, NVS	721,805	46,163,008
Rallye SA, NVS(b)	102,244	1,205,877
Remy Cointreau SA, NVS	84,128	11,497,092
Renault SA, NVS	649,648	57,229,505
Rexel SA	996,825	15,611,401

Security	Shares	Value

France (continued)
Rubis SCA	300,146	$17,717,332
Safran SA	1,133,087	140,597,798
Sanofi, NVS	3,808,978	331,444,514
Sartorius Stedim Biotech, NVS	99,766	11,883,242
Schneider Electric SE, NVS	1,825,547	147,041,007
SCOR SE	575,262	22,380,095
SEB SA, NVS	79,209	15,069,528
SES SA	1,238,364	24,769,772
Societe BIC SA, NVS	97,011	9,279,260
Societe Generale SA, NVS	2,570,956	114,640,529
Sodexo SA, NVS	306,716	33,978,114
SOITEC, NVS(a)	76,860	6,596,371
Solocal Group, NVS(a)(b)	2,094,186	2,810,498
Sopra Steria Group, NVS	61,645	10,920,143
SPIE SA, NVS	460,051	8,736,331
STMicroelectronics NV	2,354,733	51,259,685
Suez	1,319,618	18,690,358
Tarkett SA, NVS(b)	128,884	3,465,402
Technicolor SA(a)(b)	1,235,458	1,733,212
Teleperformance, NVS	204,958	37,602,396
Television Francaise 1	254,286	2,762,542
Thales SA, NVS	362,351	47,675,309
TOTAL SA, NVS	8,130,846	531,424,112
Trigano SA, NVS	44,418	6,392,470
Ubisoft Entertainment SA, NVS(a)	273,930	30,269,146
Unibail-Rodamco-Westfield, New	459,342	102,035,512
Valeo SA, NVS	850,221	41,781,662
Vallourec SA, NVS(a)(b)	1,128,754	7,290,259
Veolia Environnement SA, NVS	1,819,947	41,598,411
Vicat SA, NVS	61,950	4,012,024
Vinci SA	1,676,216	168,668,127
Virbac SA, NVS(a)	18,384	2,624,245
Vivendi SA, NVS	3,484,281	90,504,617
Wendel SA, NVS	93,901	13,700,653
Worldline SA/France, NVS(a)(d)	179,387	10,704,484

		5,771,432,889
Germany — 8.7%
1&1 Drillisch AG	194,374	11,564,683
Aareal Bank AG	193,157	8,881,935
adidas AG	635,890	140,732,023
ADO Properties SA(d)	130,977	7,478,585
ADVA Optical Networking SE(a)	271,001	2,281,425
AIXTRON SE(a)(b)	432,498	6,226,877
Allianz SE, Registered	1,479,632	327,447,507
alstria office REIT AG	533,942	8,296,535
AURELIUS Equity Opportunities SE & Co KGaA	86,623	5,351,453
Aurubis AG	126,531	10,366,297
Axel Springer SE	164,452	12,295,455
BASF SE	3,076,181	295,717,418
Bayer AG, Registered	3,045,279	339,423,771
Bayerische Motoren Werke AG	1,114,625	107,841,609
BayWa AG(b)	52,846	1,796,234
Bechtle AG	119,176	10,702,168
Beiersdorf AG	330,455	38,510,243
Bertrandt AG	26,618	2,693,991
Bilfinger SE	116,715	6,014,210
Borussia Dortmund GmbH & Co. KGaA	458,509	3,315,438
Brenntag AG	510,763	30,645,876
CANCOM SE	161,966	8,770,448
Carl Zeiss Meditec AG, Bearer	138,526	10,770,376

20	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
CECONOMY AG(b)	672,686	$5,528,426
Cewe Stiftung & Co. KGAA	32,595	2,986,189
comdirect bank AG	105,757	1,566,561
Commerzbank AG(a)	3,484,551	37,656,100
CompuGroup Medical SE	92,888	5,182,036
Continental AG	366,959	84,584,027
Covestro AG(d)	651,554	62,589,021
CTS Eventim AG & Co. KGaA	234,652	11,070,045
Daimler AG, Registered	3,059,848	211,767,442
Delivery Hero SE(a)(d)	329,533	18,731,002
Deutsche Bank AG, Registered	6,658,439	87,162,459
Deutsche Beteiligungs AG	74,855	3,262,509
Deutsche Boerse AG	648,623	85,530,468
Deutsche EuroShop AG	184,099	6,496,618
Deutsche Lufthansa AG, Registered	823,525	23,125,579
Deutsche Pfandbriefbank AG(d)	479,989	7,525,592
Deutsche Post AG, Registered	3,308,208	116,858,554
Deutsche Telekom AG, Registered	11,050,179	182,949,127
Deutsche Wohnen SE	1,210,590	59,009,364
Deutz AG	507,629	4,617,973
DIC Asset AG	236,619	2,702,116
Diebold Nixdorf AG	40,433	2,748,633
DMG Mori AG	98,080	5,204,300
Duerr AG(b)	201,512	8,846,436
E.ON SE	7,411,205	83,627,789
ElringKlinger AG(b)	119,221	1,513,516
Evonik Industries AG	548,011	20,293,996
Evotec AG(a)(b)	463,786	9,637,518
Fraport AG Frankfurt Airport Services Worldwide	138,809	13,866,868
Freenet AG(b)	440,475	12,626,760
Fresenius Medical Care AG & Co. KGaA	726,093	70,972,697
Fresenius SE & Co. KGaA	1,399,461	108,103,787
GEA Group AG	606,844	23,715,272
Gerresheimer AG	108,701	9,259,116
Grammer AG, NVS(a)	50,133	3,519,488
Grand City Properties SA	468,324	12,175,731
GRENKE AG	100,358	11,102,432
Hamborner REIT AG	363,079	3,874,365
Hamburger Hafen und Logistik AG	110,299	2,546,263
Hannover Rueck SE	196,227	26,173,886
Hapag-Lloyd AG(b)(d)	146,881	5,960,042
HeidelbergCement AG	498,579	42,363,791
Heidelberger Druckmaschinen AG(a)(b)	1,052,913	3,025,697
Henkel AG & Co. KGaA	359,901	38,615,084
HOCHTIEF AG	66,761	12,006,082
HUGO BOSS AG	215,868	19,468,593
Hypoport AG(a)(b)	14,481	2,849,897
Indus Holding AG	75,625	4,751,648
Infineon Technologies AG	3,872,571	102,674,804
Innogy SE(a)	460,579	19,855,795
Isra Vision AG	59,558	3,665,477
Jenoptik AG	218,256	8,774,531
K+S AG, Registered	655,514	17,326,179
KION Group AG	241,629	16,606,862
Kloeckner & Co. SE	301,651	3,324,760
Koenig & Bauer AG(b)	52,937	4,118,941
Krones AG	55,142	6,826,102
KWS Saat SE	7,423	2,926,941
LANXESS AG	304,333	25,032,773
LEG Immobilien AG	224,077	25,232,338

Security	Shares	Value

Germany (continued)
Leoni AG	123,469	$6,294,338
Linde AG	605,220	149,487,918
MAN SE	112,873	12,671,839
Merck KGaA	428,297	44,039,225
METRO AG(b)	652,831	8,066,205
MLP SE	375,583	2,452,137
MorphoSys AG(a)	107,461	14,132,591
MTU Aero Engines AG	181,634	38,466,291
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	508,474	112,889,909
Nemetschek SE	77,601	10,786,694
Nordex SE(a)	253,016	2,841,406
Norma Group SE	121,569	7,709,509
OSRAM Licht AG	346,308	15,470,453
PATRIZIA Immobilien AG	199,530	4,503,447
Pfeiffer Vacuum Technology AG	26,520	4,356,575
ProSiebenSat.1 Media SE	802,308	21,722,463
Puma SE	28,889	14,500,881
QIAGEN NV(a)	774,415	28,080,182
Rational AG	12,275	8,416,348
Rheinmetall AG	154,096	18,625,000
RHOEN-KLINIKUM AG	135,849	3,992,829
RIB Software SE(b)	133,109	2,959,141
Rocket Internet SE(a)(d)	291,217	10,126,751
RTL Group SA	141,643	10,565,253
RWE AG	1,758,809	46,179,170
SAF-Holland SA	226,079	3,761,529
Salzgitter AG	152,061	7,525,975
SAP SE	3,306,474	386,293,829
Scout24 AG(d)	384,343	20,011,681
SGL Carbon SE(a)(b)	258,687	3,060,063
Siemens AG, Registered	2,570,796	363,241,373
Siemens Healthineers AG(a)(d)	494,195	22,027,789
Siltronic AG	78,327	13,669,082
Sixt SE	49,770	6,452,262
SLM Solutions Group AG(a)(b)	47,157	1,362,849
SMA Solar Technology AG	56,866	2,403,284
Software AG	180,703	8,537,609
Stabilus SA	89,218	7,599,560
STADA Arzneimittel AG	92,667	8,847,485
STRATEC Biomedical AG(b)	26,702	2,252,598
Stroeer SE & Co. KGaA	104,002	6,388,598
Suedzucker AG(b)	294,154	4,291,863
Symrise AG	413,280	37,369,397
TAG Immobilien AG	615,852	13,943,183
Takkt AG	132,896	2,506,580
Telefonica Deutschland Holding AG	2,580,827	11,314,808
thyssenkrupp AG	1,457,548	38,917,335
TLG Immobilien AG	433,563	11,343,017
TUI AG	1,424,844	30,484,043
Uniper SE	685,213	21,398,275
United Internet AG, Registered(e)	458,146	24,658,481
Volkswagen AG	113,146	19,606,445
Vonovia SE	1,668,573	80,845,347
Vossloh AG	45,527	2,359,812
Wacker Neuson SE	128,311	3,314,878
Wirecard AG	402,519	75,237,064
XING SE	14,633	4,768,296
Zalando SE(a)(b)(d)	407,415	23,386,711

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
zooplus AG(a)(b)	23,477	$4,070,947

		5,085,829,558
Hong Kong — 3.3%
AIA Group Ltd.	40,970,800	357,645,744
ASM Pacific Technology Ltd.(b)	1,108,300	13,339,739
Bank of East Asia Ltd. (The)(b)	4,443,400	17,666,806
BOC Hong Kong Holdings Ltd.	12,777,000	61,872,909
Brightoil Petroleum Holdings Ltd.(a)(b)(c)	6,240,000	954,232
Cafe de Coral Holdings Ltd.(b)	1,218,000	3,070,164
Champion REIT	6,780,000	4,613,802
China LNG Group Ltd.(a)(b)	10,074,500	1,630,479
Chow Sang Sang Holdings International Ltd.(b)	1,000	1,751
CITIC Telecom International Holdings Ltd.	6,216,000	1,758,539
CK Asset Holdings Ltd.	9,063,016	69,354,366
CK Hutchison Holdings Ltd.	9,283,516	100,913,569
CK Infrastructure Holdings Ltd.	2,370,500	17,596,404
CK Life Sciences International Holdings Inc.	9,680,000	653,792
CLP Holdings Ltd.	5,590,500	63,868,835
Dah Sing Banking Group Ltd.	2,173,600	4,614,691
Dah Sing Financial Holdings Ltd.	671,600	4,253,585
Dairy Farm International Holdings Ltd.	1,182,900	9,664,293
Far East Consortium International Ltd./HK	4,765,000	2,671,798
First Pacific Co. Ltd.	9,318,250	4,322,388
Galaxy Entertainment Group Ltd.	8,137,000	65,378,876
Giordano International Ltd.	5,626,000	3,190,419
Great Eagle Holdings Ltd.	653,000	3,216,257
Guotai Junan International Holdings Ltd.(b)	14,854,000	3,464,037
Haitong International Securities Group Ltd.(b)	10,221,000	4,610,889
Hang Lung Group Ltd.	3,222,000	9,525,802
Hang Lung Properties Ltd.	7,119,000	14,968,938
Hang Seng Bank Ltd.	2,626,600	71,496,245
Health and Happiness H&H International Holdings Ltd.(a)	742,500	5,516,366
Henderson Land Development Co. Ltd.	4,787,519	26,691,723
HK Electric Investments & HK Electric Investments Ltd.(b)(d)	10,630,000	10,864,148
HKBN Ltd.	3,414,500	5,291,134
HKT Trust & HKT Ltd.	13,412,200	17,912,217
Hong Kong & China Gas Co. Ltd.(b)	32,271,383	65,882,206
Hong Kong Exchanges & Clearing Ltd.	4,001,700	118,105,773
Hongkong Land Holdings Ltd.	4,319,300	31,401,311
Hopewell Holdings Ltd.	2,378,500	8,426,282
Hsin Chong Group Holdings Ltd.(a)(c)	7,490,000	238,622
Hutchison Telecommunications Hong Kong Holdings Ltd.(b)	6,936,000	2,483,725
Hysan Development Co. Ltd.	2,144,000	11,734,808
Jardine Matheson Holdings Ltd.	744,700	50,267,250
Jardine Strategic Holdings Ltd.	777,300	30,998,724
Johnson Electric Holdings Ltd.	1,269,250	3,760,609
Kerry Logistics Network Ltd.	1,760,500	2,306,307
Kerry Properties Ltd.	2,414,000	12,228,198
Landing International Development Ltd.(a)	5,176,800	5,119,307
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	2,635,500	1,084,810
Li & Fung Ltd.(b)	21,054,000	7,136,813
Lifestyle International Holdings Ltd.	2,014,000	4,003,798
Link REIT	7,416,000	73,525,395
Luk Fook Holdings International Ltd.	1,263,000	4,490,509
Macau Legend Development Ltd.(b)	8,950,750	1,585,486
Man Wah Holdings Ltd.(b)	5,972,800	4,399,404

Security	Shares	Value

Hong Kong (continued)
Melco International Development Ltd.	2,845,000	$8,066,782
Melco Resorts & Entertainment Ltd., ADR	875,496	22,640,327
MGM China Holdings Ltd.	3,382,800	7,276,739
Minth Group Ltd.	2,666,000	10,056,339
MTR Corp. Ltd.	5,209,500	29,210,350
New World Development Co. Ltd.	21,199,000	30,202,662
NewOcean Energy Holdings Ltd.(a)	2,540,000	627,948
NWS Holdings Ltd.	5,688,166	10,278,661
Pacific Basin Shipping Ltd.(a)	16,277,000	4,252,225
Pacific Textiles Holdings Ltd.	2,557,000	2,144,098
PCCW Ltd.	16,770,000	9,787,834
Power Assets Holdings Ltd.	4,764,000	33,724,371
Prosperity REIT	6,240,000	2,592,330
Regal REIT(b)	699,000	210,222
Regina Miracle International Holdings Ltd.(b)(d)	956,000	755,332
Sa Sa International Holdings Ltd.	4,428,000	2,358,696
Sands China Ltd.	8,269,600	42,574,927
Shangri-La Asia Ltd.	4,678,000	7,654,438
Shun Tak Holdings Ltd.	4,744,000	1,922,471
Sino Land Co. Ltd.	11,496,000	19,748,072
SITC International Holdings Co. Ltd.	5,020,000	4,874,687
SJM Holdings Ltd.	6,986,000	8,484,173
SmarTone Telecommunications Holdings Ltd.(b)	1,159,500	1,199,817
Sun Hung Kai Properties Ltd.	5,350,000	83,858,471
Sunlight REIT	1,795,000	1,253,525
Swire Pacific Ltd., Class A	1,724,500	18,701,688
Swire Properties Ltd.	4,131,600	16,269,147
Techtronic Industries Co. Ltd.	4,846,500	26,989,678
Television Broadcasts Ltd.	1,096,700	3,403,101
Texwinca Holdings Ltd.(b)	1,624,000	716,061
Town Health International Medical Group Ltd.(a)(b)(c)	4,701,000	5,991
United Laboratories International Holdings Ltd. (The)(b)	2,674,000	2,548,890
Value Partners Group Ltd.(b)	4,990,000	3,885,347
VTech Holdings Ltd.	638,800	7,147,390
WH Group Ltd.(d)	29,986,000	24,073,938
Wharf Holdings Ltd. (The)	1,795,000	5,935,945
Wharf Real Estate Investment Co. Ltd.	4,180,000	30,442,517
Wheelock & Co. Ltd.	2,787,000	19,746,940
Wynn Macau Ltd.	5,489,600	16,159,977
Xinyi Glass Holdings Ltd.	6,684,000	7,870,394
Yue Yuen Industrial Holdings Ltd.	2,706,500	7,277,438

		1,958,704,213
Ireland — 0.6%
AIB Group PLC	2,746,757	15,747,837
Bank of Ireland Group PLC	3,129,753	26,897,162
C&C Group PLC	1,095,092	4,407,716
Cairn Homes PLC, NVS(a)	1,564,282	3,148,097
CRH PLC	2,770,999	94,931,869
Dalata Hotel Group PLC(a)	666,729	5,304,725
Glanbia PLC	674,965	11,111,685
Grafton Group PLC	792,910	7,967,168
Green REIT PLC	2,199,568	3,875,850
Hibernia REIT PLC	2,438,544	4,154,287
Irish Continental Group PLC	580,045	3,556,293
Kerry Group PLC, Class A	529,230	56,163,780
Kingspan Group PLC	524,716	24,385,863
Origin Enterprises PLC	410,541	2,901,336
Paddy Power Betfair PLC	285,171	31,114,211
Ryanair Holdings PLC, ADR, NVS(a)(b)	97,165	10,241,191

22	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Smurfit Kappa Group PLC	798,940	$32,792,788
UDG Healthcare PLC	1,024,730	11,291,198

		349,993,056
Israel — 0.7%
Airport City Ltd.(a)	301,413	3,421,617
Alony Hetz Properties & Investments Ltd.	513,698	5,045,361
Azrieli Group Ltd.	156,393	7,482,165
Bank Hapoalim BM	3,726,507	26,331,615
Bank Leumi Le-Israel BM	5,230,395	32,756,728
Bezeq The Israeli Telecommunication Corp. Ltd.	7,681,326	8,134,153
Caesarstone Ltd.	111,900	1,762,425
Cellcom Israel Ltd.(a)	229,382	1,307,899
Check Point Software Technologies Ltd.(a)(b)	441,989	49,798,901
Clal Insurance Enterprises Holdings Ltd.(a)	127,776	2,087,559
CyberArk Software Ltd.(a)(b)	147,093	8,930,016
Delek Automotive Systems Ltd.(b)	171,784	907,450
Delek Group Ltd.	17,491	2,489,937
Elbit Systems Ltd.	90,487	10,841,193
First International Bank of Israel Ltd.	301,354	6,480,034
Frutarom Industries Ltd.	138,312	13,961,132
Gazit-Globe Ltd.	381,633	3,513,414
Harel Insurance Investments & Financial Services Ltd.	665,695	5,113,480
Israel Chemicals Ltd.	2,460,376	11,757,549
Israel Corp. Ltd. (The)	14,565	3,273,110
Israel Discount Bank Ltd., Class A	4,514,231	14,258,701
Ituran Location and Control Ltd.	105,744	3,600,583
Mazor Robotics Ltd.(a)	205,282	6,383,446
Melisron Ltd.	67,281	2,641,775
Migdal Insurance & Financial Holding Ltd.(a)	1,843,900	1,806,495
Mizrahi Tefahot Bank Ltd.	555,939	10,797,857
Nice Ltd.(a)	217,517	23,709,205
Oil Refineries Ltd.	7,937,038	3,652,442
Orbotech Ltd.(a)	180,501	11,595,384
Partner Communications Co. Ltd.(a)	475,966	1,826,102
Paz Oil Co. Ltd.	33,558	4,787,212
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	44,604	2,109,657
Shikun & Binui Ltd.(b)	886,183	1,643,269
Shufersal Ltd.	665,402	4,016,872
SodaStream International Ltd.(a)	90,736	7,921,253
Strauss Group Ltd.	232,920	4,768,756
Teva Pharmaceutical Industries Ltd., ADR, NVS(b)	3,280,109	78,525,810
Tower Semiconductor Ltd.(a)	382,148	7,792,804
Wix.com Ltd.(a)(b)	147,051	13,969,845

		411,203,206
Italy — 2.5%
A2A SpA	5,920,385	10,886,015
ACEA SpA	232,191	3,675,765
Amplifon SpA	355,390	7,967,192
Anima Holding SpA(d)	1,169,575	6,289,450
Assicurazioni Generali SpA	4,145,382	73,724,653
ASTM SpA	181,238	4,940,942
Atlantia SpA	1,670,801	49,596,358
Autogrill SpA	488,465	5,343,793
Azimut Holding SpA(b)	513,549	8,631,616
Banca Generali SpA	246,917	6,667,935
Banca IFIS SpA	86,483	2,711,878
Banca Mediolanum SpA	1,025,529	7,373,513

Security	Shares	Value

Italy (continued)
Banca Monte dei Paschi di Siena SpA(a)(b)	1,143,132	$3,555,134
Banca Popolare di Sondrio SCPA	1,916,532	8,314,964
Banco BPM SpA(a)	5,264,133	16,753,299
Beni Stabili SpA SIIQ	4,430,550	3,913,895
BPER Banca	1,701,701	9,519,334
Brembo SpA(b)	558,697	7,661,407
Brunello Cucinelli SpA	39,371	1,635,345
Buzzi Unicem SpA	339,072	7,478,386
Cerved Group SpA	768,273	8,836,366
CIR-Compagnie Industriali Riunite SpA	1,499,843	1,825,088
CNH Industrial NV	3,441,443	40,407,553
Credito Emiliano SpA	337,036	2,504,117
Credito Valtellinese SpA(a)	25,243,831	3,136,782
Danieli & C Officine Meccaniche SpA	62,656	1,539,524
Davide Campari-Milano SpA, NVS	1,980,261	16,705,608
De’ Longhi SpA	250,325	7,369,185
DiaSorin SpA	81,618	8,766,641
Ei Towers SpA	65,650	4,378,387
Enav SpA(d)	913,045	4,706,968
Enel SpA	27,064,951	151,053,298
Eni SpA	8,512,431	163,981,008
ERG SpA	245,198	5,519,841
Ferrari NV	417,619	55,606,697
Fiat Chrysler Automobiles NV(a)	3,657,974	62,479,646
FinecoBank Banca Fineco SpA	1,437,247	16,900,598
Geox SpA(b)	518,258	1,380,139
Hera SpA	2,914,601	9,671,413
IMA Industria Macchine Automatiche SpA	71,090	5,988,880
Infrastrutture Wireless Italiane SpA(d)	923,531	7,564,045
Interpump Group SpA(b)	286,374	9,026,840
Intesa Sanpaolo SpA	45,835,530	141,261,111
Iren SpA	2,384,959	6,758,645
Italgas SpA	1,886,303	10,860,990
Leonardo SpA	732,898	8,789,658
Luxottica Group SpA	569,032	38,549,597
Maire Tecnimont SpA	206,669	1,073,167
MARR SpA	166,074	4,488,676
Mediaset SpA(a)(b)	1,548,587	5,260,018
Mediobanca Banca di Credito Finanziario SpA	2,162,842	22,482,155
Moncler SpA	679,950	30,009,119
Piaggio & C SpA	908,147	2,401,426
Pirelli & C SpA(a)(d)	1,463,151	12,791,769
Poste Italiane SpA(d)	1,868,226	17,413,028
Prysmian SpA	791,429	20,325,960
Recordati SpA	385,086	14,409,230
Reply SpA	85,594	5,798,644
Safilo Group SpA(a)(b)	218,505	1,123,634
Saipem SpA(a)	1,991,397	10,417,586
Salini Impregilo SpA(b)	899,511	2,378,590
Salvatore Ferragamo SpA(b)	187,342	4,336,864
Saras SpA	1,768,265	4,241,367
Snam SpA	7,698,650	33,103,698
Societa Cattolica di Assicurazioni SC	572,990	5,276,262
Societa Iniziative Autostradali e Servizi SpA	299,854	5,325,817
Technogym SpA, NVS(d)	376,019	4,102,638
Telecom Italia SpA/Milano(a)	39,280,228	30,305,924
Tenaris SA	1,608,938	29,424,079
Terna Rete Elettrica Nazionale SpA	4,784,322	26,813,932
Tod’s SpA(b)	45,143	2,881,309
UniCredit SpA	6,779,011	120,277,586

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Unione di Banche Italiane SpA	3,556,060	$14,737,446
Unipol Gruppo SpA	1,765,465	7,349,701

		1,480,759,124
Japan — 24.5%
77 Bank Ltd. (The)	259,500	6,235,975
ABC-Mart Inc.	123,800	6,690,995
Acom Co. Ltd.	1,604,200	6,377,247
Activia Properties Inc.	2,073	9,240,906
Adastria Co. Ltd.(b)	112,500	1,419,064
ADEKA Corp.	338,500	5,706,177
Advance Residence Investment Corp.	4,326	11,242,035
Advantest Corp.	618,800	14,615,930
Aeon Co. Ltd.	2,079,600	42,106,605
Aeon Delight Co. Ltd.	90,100	3,287,998
AEON Financial Service Co. Ltd.	397,800	8,184,147
Aeon Mall Co. Ltd.	395,300	6,900,270
AEON REIT Investment Corp.	5,960	6,362,516
Ai Holdings Corp.	150,600	3,328,430
Aica Kogyo Co. Ltd.	215,400	7,927,890
Aichi Steel Corp.	38,300	1,466,102
Aida Engineering Ltd.	243,800	2,319,519
Aiful Corp.(a)	1,600,800	5,105,285
Ain Holdings Inc.	97,900	7,258,978
Air Water Inc.	526,300	9,572,510
Aisin Seiki Co. Ltd.	564,200	26,158,639
Ajinomoto Co. Inc.	1,672,400	29,514,259
Akebono Brake Industry Co. Ltd.(a)(b)	589,400	1,453,229
Alfresa Holdings Corp.	676,100	16,144,500
Alpine Electronics Inc.(b)	176,800	3,931,170
Alps Electric Co. Ltd.	666,100	19,130,887
Amada Holdings Co. Ltd.	1,204,800	12,032,932
Amano Corp.	240,300	4,924,497
ANA Holdings Inc.	432,200	15,830,088
Anritsu Corp.	539,400	7,705,026
AOKI Holdings Inc.	117,000	1,671,279
Aoyama Trading Co. Ltd.	173,700	5,733,621
Aozora Bank Ltd.	425,200	15,858,585
Arcs Co. Ltd.	144,700	3,612,976
Ariake Japan Co. Ltd.	75,300	6,437,565
Asahi Diamond Industrial Co. Ltd.	247,700	1,794,575
Asahi Glass Co. Ltd.	659,300	27,505,190
Asahi Group Holdings Ltd.	1,268,500	61,441,906
Asahi Holdings Inc.	123,300	2,465,119
Asahi Intecc Co. Ltd.	312,200	11,895,060
Asahi Kasei Corp.	4,357,400	58,019,517
Asics Corp.	567,200	9,186,471
ASKUL Corp.(b)	90,500	2,692,201
Astellas Pharma Inc.	6,674,100	108,363,201
Atom Corp.(b)	549,000	4,987,788
Autobacs Seven Co. Ltd.	290,900	4,984,333
Avex Inc.	174,400	2,386,822
Awa Bank Ltd. (The)	625,000	4,020,011
Azbil Corp.	238,500	10,429,315
Bandai Namco Holdings Inc.	682,900	27,239,133
Bando Chemical Industries Ltd.	57,300	628,078
Bank of Iwate Ltd. (The)	20,000	850,456
Bank of Kyoto Ltd. (The)	228,700	11,052,948
Bank of Nagoya Ltd. (The)(b)	23,200	844,560
Bank of Okinawa Ltd. (The)	44,800	1,760,943
Bank of Saga Ltd. (The)	16,700	389,826

Security	Shares	Value

Japan (continued)
Bank of the Ryukyus Ltd.	80,200	$1,268,842
Benesse Holdings Inc.	260,500	9,459,822
Bic Camera Inc.	369,700	5,561,683
BML Inc.	99,000	2,472,789
Bridgestone Corp.	2,048,800	80,421,897
Broadleaf Co. Ltd.	424,300	2,562,326
Brother Industries Ltd.	828,300	16,819,063
Calbee Inc.	288,400	9,532,607
Canon Electronics Inc.	94,000	1,980,096
Canon Inc.	3,377,900	109,146,545
Canon Marketing Japan Inc.	196,200	4,101,376
Capcom Co. Ltd.	297,300	7,686,137
Casio Computer Co. Ltd.	692,100	11,283,567
Cawachi Ltd.	78,100	1,530,046
Central Glass Co. Ltd.	142,400	3,388,901
Central Japan Railway Co.	482,500	100,193,966
Chiba Bank Ltd. (The)	2,426,900	17,257,570
Chiyoda Co. Ltd.	49,800	1,029,010
Chiyoda Corp.(b)	556,400	4,433,704
Chofu Seisakusho Co. Ltd.	23,500	502,582
Chubu Electric Power Co. Inc.	2,110,100	32,431,901
Chugai Pharmaceutical Co. Ltd.	772,000	39,103,448
Chugoku Bank Ltd. (The)	662,400	7,006,268
Chugoku Electric Power Co. Inc. (The)	973,600	12,785,349
Ci:z Holdings Co. Ltd.	101,200	4,479,596
Citizen Watch Co. Ltd.	1,134,800	7,440,979
CKD Corp.	227,600	3,452,428
Coca-Cola Bottlers Japan Holdings Inc.	474,350	17,056,090
cocokara fine Inc.	71,400	4,177,863
COLOPL Inc.	231,900	1,522,659
Colowide Co. Ltd.	218,600	5,518,703
Comforia Residential REIT Inc.	2,045	4,782,750
COMSYS Holdings Corp.	383,600	9,502,616
Concordia Financial Group Ltd.	4,109,000	22,024,299
Cosel Co. Ltd.	101,500	1,199,611
Cosmo Energy Holdings Co. Ltd.	199,900	7,035,966
Cosmos Pharmaceutical Corp.	34,000	7,468,823
Create SD Holdings Co. Ltd.	104,800	2,602,680
Credit Saison Co. Ltd.	576,400	8,954,436
CyberAgent Inc.	352,900	18,505,655
CYBERDYNE Inc.(a)(b)	447,000	5,247,079
Dai Nippon Printing Co. Ltd.	926,100	20,161,745
Daibiru Corp.	144,100	1,480,391
Daicel Corp.	968,500	10,624,602
Daido Steel Co. Ltd.	100,700	4,956,736
Daifuku Co. Ltd.	353,200	15,413,454
Daihen Corp.	404,000	2,566,053
Dai-ichi Life Holdings Inc.	3,666,100	68,841,721
Daiichi Sankyo Co. Ltd.	1,922,800	79,392,367
Daiichikosho Co. Ltd.	144,500	6,841,612
Daikin Industries Ltd.	831,500	98,942,112
Daikyo Inc.	126,300	2,528,482
Daikyonishikawa Corp.	166,000	2,455,744
Daio Paper Corp.(b)	242,200	3,329,871
Daiseki Co. Ltd.	133,800	3,657,567
Daishi Bank Ltd. (The)	82,700	3,501,858
Daito Trust Construction Co. Ltd.	245,900	41,001,639
Daiwa House Industry Co. Ltd.	1,901,400	69,098,581
Daiwa House REIT Investment Corp.	5,886	14,512,560
Daiwa Office Investment Corp.	1,131	6,880,570

24	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiwa Securities Group Inc.	5,464,600	$31,770,249
Daiwabo Holdings Co. Ltd.	63,800	3,282,902
DCM Holdings Co. Ltd.	418,200	3,739,666
DeNA Co. Ltd.	380,300	7,151,434
Denka Co. Ltd.	306,100	10,486,810
Denso Corp.	1,486,300	73,080,179
Dentsu Inc.	742,900	31,125,612
DIC Corp.	298,600	9,709,702
Digital Garage Inc.	142,000	5,327,854
Dip Corp.	138,500	3,505,186
Disco Corp.	99,500	16,861,846
DMG Mori Co. Ltd.	417,400	6,342,660
Don Quijote Holdings Co. Ltd.	413,200	19,268,394
Doshisha Co. Ltd.	67,100	1,509,360
Doutor Nichires Holdings Co. Ltd.	163,000	3,062,257
Dowa Holdings Co. Ltd.	165,700	5,314,124
DTS Corp.	85,100	3,227,171
Duskin Co. Ltd.	163,900	4,140,693
Earth Corp.	52,000	2,619,975
East Japan Railway Co.	1,021,200	95,241,451
Ebara Corp.	342,700	10,317,125
EDION Corp.	298,500	2,975,934
Eighteenth Bank Ltd. (The)	215,000	578,122
Eisai Co. Ltd.	861,300	73,726,788
Eizo Corp.	79,100	3,515,477
Electric Power Development Co. Ltd.	511,400	13,819,770
en-japan Inc.	112,500	5,316,464
Enplas Corp.	50,200	1,410,389
EPS Holdings Inc.	126,500	2,417,219
Euglena Co. Ltd.(a)(b)	489,700	3,617,848
Exedy Corp.	115,400	3,695,810
Ezaki Glico Co. Ltd.	166,200	7,676,023
FamilyMart UNY Holdings Co. Ltd.(b)	270,300	25,112,739
Fancl Corp.	150,000	7,839,021
FANUC Corp.	657,900	128,829,444
Fast Retailing Co. Ltd.	198,400	86,403,430
FCC Co. Ltd.	143,900	4,203,618
Fields Corp.(b)	56,600	508,662
Financial Products Group Co. Ltd.	311,500	3,767,831
Foster Electric Co. Ltd.	107,100	1,428,446
FP Corp.	79,800	4,384,224
France Bed Holdings Co. Ltd.	77,500	675,027
Frontier Real Estate Investment Corp.	1,479	5,945,596
Fuji Co. Ltd./Ehime	57,600	1,122,258
Fuji Corp./Aichi	267,100	4,700,616
Fuji Electric Co. Ltd.	2,042,000	14,994,854
Fuji Kyuko Co. Ltd.(b)	80,300	2,431,812
Fuji Oil Holdings Inc.	203,000	6,664,508
Fuji Seal International Inc.	163,600	6,116,366
Fuji Soft Inc.	112,500	4,562,712
FUJIFILM Holdings Corp.	1,329,700	54,653,830
Fujikura Ltd.	913,500	5,851,166
Fujimi Inc.	75,000	1,863,275
Fujitec Co. Ltd.	222,900	3,176,036
Fujitsu General Ltd.	233,100	3,573,339
Fujitsu Ltd.	6,660,000	45,240,879
Fujiya Co. Ltd.	54,300	1,152,553
Fukuoka Financial Group Inc.	2,746,000	14,988,440
Fukuoka REIT Corp.	2,150	3,380,382
Fukuyama Transporting Co. Ltd.	106,900	5,185,519

Security	Shares	Value

Japan (continued)
Furukawa Co. Ltd.	136,400	$2,070,248
Furukawa Electric Co. Ltd.	236,700	8,320,658
Futaba Corp.	128,000	2,331,535
Fuyo General Lease Co. Ltd.	69,900	4,352,358
Geo Holdings Corp.	130,500	1,640,285
Global One Real Estate Investment Corp.	2,941	2,987,240
Glory Ltd.	206,300	6,035,666
GLP J-Reit	9,967	10,631,229
GMO internet Inc.	268,100	5,678,623
GMO Payment Gateway Inc.(b)	64,500	7,248,615
Goldcrest Co. Ltd.	65,600	1,127,518
Gree Inc.(a)(b)	500,500	2,767,639
GS Yuasa Corp.	1,325,000	6,166,920
GungHo Online Entertainment Inc.(b)	1,577,000	3,352,921
Gunma Bank Ltd. (The)	1,483,600	7,872,596
Gunze Ltd.	67,700	4,003,698
H2O Retailing Corp.	340,800	5,434,411
Hachijuni Bank Ltd. (The)	1,580,500	6,946,632
Hakuhodo DY Holdings Inc.	819,100	12,541,874
Hamamatsu Photonics KK	506,800	21,414,722
Hankyu Hanshin Holdings Inc.	788,700	31,318,309
Hankyu REIT Inc.	1,894	2,301,090
Hanwa Co. Ltd.	137,400	5,241,183
Harmonic Drive Systems Inc.(b)	130,700	5,114,043
Haseko Corp.	998,400	13,191,295
Hazama Ando Corp.	683,600	5,410,663
Heiwa Corp.	201,500	4,505,579
Heiwa Real Estate Co. Ltd.	122,600	2,200,316
Heiwa Real Estate REIT Inc.	2,961	2,854,135
Heiwado Co. Ltd.	114,800	2,925,892
Hibiya Engineering Ltd.	30,000	599,518
Hikari Tsushin Inc.	78,500	13,148,785
Hino Motors Ltd.	877,100	9,849,158
Hirata Corp.(b)	34,300	2,276,657
Hirose Electric Co. Ltd.	107,645	13,068,568
Hiroshima Bank Ltd. (The)	1,072,300	7,366,435
HIS Co. Ltd.	155,900	4,700,398
Hisamitsu Pharmaceutical Co. Inc.	219,200	15,978,846
Hitachi Capital Corp.	195,500	5,211,470
Hitachi Chemical Co. Ltd.	380,600	7,507,279
Hitachi Construction Machinery Co. Ltd.	388,600	12,393,264
Hitachi High-Technologies Corp.	239,600	9,760,372
Hitachi Ltd.	16,278,000	113,221,822
Hitachi Metals Ltd.	699,500	7,548,651
Hitachi Transport System Ltd.	154,300	4,204,172
Hitachi Zosen Corp.	730,300	3,412,068
Hogy Medical Co. Ltd.	82,800	2,862,569
Hokkaido Electric Power Co. Inc.(b)	677,900	4,360,264
Hokkoku Bank Ltd. (The)	65,700	2,773,204
Hokuetsu Bank Ltd. (The)	29,600	628,279
Hokuetsu Corp.	577,000	3,216,437
Hokuhoku Financial Group Inc.	460,700	6,621,997
Hokuriku Electric Power Co.(a)(b)	612,400	6,411,763
Hokuto Corp.	104,400	1,852,228
Honda Motor Co. Ltd.	5,471,100	163,976,599
Horiba Ltd.	130,000	8,930,677
Hoshino Resorts REIT Inc.	1,132	5,804,610
Hoshizaki Corp.	181,400	18,246,954
Hosiden Corp.	242,400	2,024,692
House Foods Group Inc.	237,200	7,480,043

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hoya Corp.	1,296,600	$77,606,039
Hulic Co. Ltd.	1,056,300	10,323,318
Hulic Reit Inc.	3,959	6,114,982
Hyakugo Bank Ltd. (The)	808,000	3,414,186
Hyakujushi Bank Ltd. (The)	561,000	1,819,216
Ibiden Co. Ltd.	383,200	6,281,687
IBJ Leasing Co. Ltd.	108,200	2,779,911
Ichibanya Co. Ltd.	61,300	2,614,861
Ichigo Inc.	1,011,000	4,497,749
Ichigo Office REIT Investment	5,209	4,299,728
Idec Corp./Japan	132,700	2,650,681
Idemitsu Kosan Co. Ltd.	460,000	20,670,002
IHI Corp.	513,500	17,913,324
Iida Group Holdings Co. Ltd.	542,300	10,604,741
Iino Kaiun Kaisha Ltd.	485,300	2,289,069
Inaba Denki Sangyo Co. Ltd.	84,300	3,550,782
Inabata & Co. Ltd.	118,100	1,735,523
Industrial & Infrastructure Fund Investment Corp.	5,257	5,663,697
Infomart Corp.(b)	202,000	2,515,526
Inpex Corp.	3,350,400	36,829,259
Internet Initiative Japan Inc.	126,900	2,470,208
Invesco Office J-Reit Inc.	38,467	5,377,957
Invincible Investment Corp.	18,991	8,372,395
Iriso Electronics Co. Ltd.	80,200	4,671,288
Iseki & Co. Ltd.	72,400	1,324,595
Isetan Mitsukoshi Holdings Ltd.	1,172,600	14,110,168
Ishihara Sangyo Kaisha Ltd.(a)	147,200	1,806,797
Istyle Inc.(b)	173,000	2,214,660
Isuzu Motors Ltd.	1,887,700	25,438,587
Ito En Ltd.	199,900	8,902,104
ITOCHU Corp.	4,863,300	86,022,280
Itochu Enex Co. Ltd.	157,100	1,524,125
Itochu Techno-Solutions Corp.	358,100	6,794,751
Itoham Yonekyu Holdings Inc.(b)	540,000	4,385,028
Iwatani Corp.	144,800	4,889,619
Iyo Bank Ltd. (The)	932,600	6,415,062
Izumi Co. Ltd.	126,600	7,622,691
J Front Retailing Co. Ltd.	842,600	12,307,048
J Trust Co. Ltd.(b)	274,100	2,184,181
Jaccs Co. Ltd.	102,600	2,227,247
Jafco Co. Ltd.	121,600	4,437,520
Japan Airlines Co. Ltd.	407,100	14,994,401
Japan Airport Terminal Co. Ltd.	177,700	8,413,525
Japan Aviation Electronics Industry Ltd.	192,000	3,300,054
Japan Display Inc.(a)(b)	2,085,400	2,682,666
Japan Excellent Inc.	4,434	5,692,030
Japan Exchange Group Inc.	1,768,900	31,367,398
Japan Hotel REIT Investment Corp.	15,190	11,113,641
Japan Lifeline Co. Ltd.(b)	200,500	4,309,478
Japan Logistics Fund Inc.	3,123	6,026,157
Japan Petroleum Exploration Co. Ltd.	99,800	2,367,954
Japan Post Bank Co. Ltd.	1,373,100	16,449,233
Japan Post Holdings Co. Ltd.	5,183,500	57,049,062
Japan Prime Realty Investment Corp.	2,847	10,236,890
Japan Real Estate Investment Corp.	4,332	22,639,092
Japan Rental Housing Investments Inc.	6,475	5,263,757
Japan Retail Fund Investment Corp.	9,107	16,588,505
Japan Securities Finance Co. Ltd.	608,900	3,388,822
Japan Steel Works Ltd. (The)	224,000	5,478,935
Japan Tobacco Inc.	3,733,100	105,916,791

Security	Shares	Value

Japan (continued)
JFE Holdings Inc.	1,682,800	$34,057,383
JGC Corp.	716,700	13,848,688
JINS Inc.(b)	51,400	2,892,800
J-Oil Mills Inc.	26,300	895,149
Joyful Honda Co. Ltd.	186,700	2,827,019
JSP Corp.	51,600	1,308,669
JSR Corp.	666,300	12,743,865
JTEKT Corp.	766,000	11,030,838
Juroku Bank Ltd. (The)	110,300	2,990,535
JVC Kenwood Corp.	895,000	2,502,546
JXTG Holdings Inc.	10,984,850	80,418,837
kabu.com Securities Co. Ltd.	1,018,000	3,373,932
Kadokawa Dwango(a)	228,900	2,431,321
Kagome Co. Ltd.	308,600	9,400,804
Kajima Corp.	3,063,000	23,833,062
Kakaku.com Inc.	501,900	10,545,549
Kaken Pharmaceutical Co. Ltd.	125,300	6,481,034
Kamigumi Co. Ltd.	413,100	8,620,704
Kanamoto Co. Ltd.	120,600	3,743,836
Kandenko Co. Ltd.	342,400	3,557,363
Kaneka Corp.	996,000	8,737,467
Kanematsu Corp.	329,800	4,722,793
Kansai Electric Power Co. Inc. (The)	2,375,600	33,700,668
Kansai Mirai Financial Group Inc.(a)	139,957	1,164,016
Kansai Paint Co. Ltd.	683,300	15,663,282
Kanto Denka Kogyo Co. Ltd.	211,300	1,972,561
Kao Corp.	1,673,800	121,669,739
Kappa Create Co. Ltd.(b)	99,400	1,207,647
Kato Sangyo Co. Ltd.	83,200	2,816,938
Kawasaki Heavy Industries Ltd.	511,100	14,930,293
Kawasaki Kisen Kaisha Ltd.(a)(b)	301,500	5,459,536
KDDI Corp.	6,078,100	169,029,170
Keihan Holdings Co. Ltd.	317,700	11,536,989
Keihin Corp.	172,800	3,547,386
Keikyu Corp.(b)	802,800	13,117,038
Keio Corp.	384,400	18,818,224
Keisei Electric Railway Co. Ltd.	513,000	17,025,147
Keiyo Bank Ltd. (The)	717,000	3,151,367
Kenedix Inc.(b)	993,900	5,673,594
Kenedix Office Investment Corp.	1,392	8,431,088
Kenedix Residential Next Investment Corp.	3,133	4,646,043
Kenedix Retail REIT Corp.	2,289	4,991,468
Kewpie Corp.	371,500	9,206,191
Key Coffee Inc.	59,900	1,145,131
Keyence Corp.	330,000	173,667,143
Kikkoman Corp.	518,400	24,498,267
Kinden Corp.	497,800	7,977,963
Kintetsu Group Holdings Co. Ltd.	611,500	24,254,601
Kintetsu World Express Inc.	135,200	2,712,696
Kirin Holdings Co. Ltd.	2,814,100	71,823,153
Kisoji Co. Ltd.	90,900	2,194,950
Kissei Pharmaceutical Co. Ltd.	115,900	3,245,904
Kitz Corp.	296,700	2,629,323
Kiyo Bank Ltd. (The)	202,900	3,416,710
Koa Corp.	122,300	2,668,006
Kobayashi Pharmaceutical Co. Ltd.	173,700	14,446,552
Kobe Steel Ltd.	1,060,200	10,389,846
Koei Tecmo Holdings Co. Ltd.	152,300	3,115,660
Kohnan Shoji Co. Ltd.	121,800	2,652,746
Koito Manufacturing Co. Ltd.	380,500	24,371,851

26	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kokuyo Co. Ltd.	331,700	$5,603,401
Komatsu Ltd.	3,138,600	91,881,295
Komeri Co. Ltd.	112,500	2,674,312
Komori Corp.	196,800	2,450,770
Konami Holdings Corp.	324,900	15,237,851
Konica Minolta Inc.	1,668,500	14,920,212
Konishi Co. Ltd.	78,700	1,299,246
Kose Corp.	105,800	20,216,741
Kotobuki Spirits Co. Ltd.	74,100	3,455,440
K’s Holdings Corp.	550,700	6,183,937
Kubota Corp.	3,418,500	57,092,065
Kumagai Gumi Co. Ltd.	151,600	5,295,301
Kumiai Chemical Industry Co. Ltd.(b)	297,927	2,688,103
Kurabo Industries Ltd.	640,000	1,995,355
Kuraray Co. Ltd.	1,210,100	17,026,152
Kureha Corp.	78,900	5,420,234
Kurita Water Industries Ltd.	347,600	10,123,066
Kusuri no Aoki Holdings Co. Ltd.	58,200	4,263,355
KYB Corp.	86,100	4,022,718
Kyocera Corp.	1,083,300	62,787,658
Kyoei Steel Ltd.(b)	71,600	1,396,948
Kyokuto Kaihatsu Kogyo Co. Ltd.	104,500	1,702,769
KYORIN Holdings Inc.	177,000	3,587,752
Kyoritsu Maintenance Co. Ltd.	122,500	6,062,623
Kyowa Exeo Corp.	300,300	8,115,129
Kyowa Hakko Kirin Co. Ltd.	909,600	17,202,280
Kyudenko Corp.	158,400	6,325,246
Kyushu Electric Power Co. Inc.	1,360,700	15,972,483
Kyushu Financial Group Inc.	1,485,500	7,590,727
Kyushu Railway Co.	539,800	16,540,236
LaSalle Logiport REIT	5,263	5,181,192
Lasertec Corp.	141,900	4,183,223
Lawson Inc.	173,000	10,370,109
Leopalace21 Corp.	963,100	5,282,682
LIFULL Co. Ltd.	231,800	1,449,527
LINE Corp.(a)(b)	248,500	10,833,304
Lintec Corp.	189,200	5,552,278
Lion Corp.	767,700	13,860,297
LIXIL Group Corp.	902,400	18,428,501
M3 Inc.	737,200	27,956,173
Mabuchi Motor Co. Ltd.	174,800	8,572,914
Macnica Fuji Electronics Holdings Inc.	173,700	2,931,207
Maeda Corp.	495,900	5,816,658
Maeda Road Construction Co. Ltd.	259,000	4,995,364
Makino Milling Machine Co. Ltd.	441,000	3,537,770
Makita Corp.	759,000	33,969,895
Mandom Corp.	170,500	5,308,134
Mani Inc.	88,300	3,790,258
Mars Engineering Corp.	12,600	272,734
Marubeni Corp.	5,409,300	41,113,386
Marudai Food Co. Ltd.	237,000	1,009,907
Maruha Nichiro Corp.	164,700	6,113,351
Marui Group Co. Ltd.	729,900	14,449,334
Maruichi Steel Tube Ltd.	185,200	6,361,390
Maruwa Co. Ltd./Aichi	37,900	2,901,581
Matsui Securities Co. Ltd.	530,700	5,271,917
Matsumotokiyoshi Holdings Co. Ltd.	275,000	11,890,298
Matsuya Co. Ltd.	146,600	1,815,147
Maxell Holdings Ltd.	206,100	3,385,902
Mazda Motor Corp.	1,864,300	23,149,696

Security	Shares	Value

Japan (continued)
McDonald’s Holdings Co. Japan Ltd.	242,200	$11,553,940
MCUBS MidCity Investment Corp.	6,356	4,667,350
Mebuki Financial Group Inc.	3,646,310	12,964,368
Medipal Holdings Corp.	621,000	12,576,443
Megachips Corp.(b)	71,300	1,622,944
Megmilk Snow Brand Co. Ltd.	191,700	4,765,956
Meidensha Corp.	792,000	2,971,592
MEIJI Holdings Co. Ltd.	418,100	32,793,622
Meitec Corp.	100,300	4,963,927
Melco Holdings Inc.	24,800	943,791
Menicon Co. Ltd.	100,600	2,584,649
Micronics Japan Co. Ltd.(b)	142,400	1,214,865
Milbon Co. Ltd.(b)	101,900	5,015,803
MINEBEA MITSUMI Inc.	1,341,859	23,914,675
Miraca Holdings Inc.	209,800	6,072,467
Mirait Holdings Corp.	254,100	3,895,262
Misawa Homes Co. Ltd.	69,600	607,461
MISUMI Group Inc.	996,300	25,294,663
Mitsubishi Chemical Holdings Corp.	4,569,500	39,788,205
Mitsubishi Corp.	4,618,700	128,608,968
Mitsubishi Electric Corp.	6,149,200	83,031,229
Mitsubishi Estate Co. Ltd.	3,974,700	68,884,384
Mitsubishi Gas Chemical Co. Inc.	606,300	13,486,573
Mitsubishi Heavy Industries Ltd.	1,029,800	38,518,605
Mitsubishi Logistics Corp.	239,900	5,462,793
Mitsubishi Materials Corp.	379,800	10,755,458
Mitsubishi Motors Corp.	2,309,100	17,533,813
Mitsubishi Pencil Co. Ltd.	146,900	2,829,341
Mitsubishi Shokuhin Co. Ltd.	27,500	734,300
Mitsubishi Steel Manufacturing Co. Ltd.	47,700	965,164
Mitsubishi Tanabe Pharma Corp.	829,200	15,496,573
Mitsubishi UFJ Financial Group Inc.	39,943,100	245,995,829
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,528,260	9,229,085
Mitsui & Co. Ltd.	5,741,200	95,831,983
Mitsui Chemicals Inc.	635,700	17,036,805
Mitsui E&S Holdings Co. Ltd.(a)	284,800	4,055,487
Mitsui Fudosan Co. Ltd.	3,000,300	71,456,135
Mitsui Fudosan Logistics Park Inc.	996	2,869,484
Mitsui Mining & Smelting Co. Ltd.	199,500	7,868,434
Mitsui OSK Lines Ltd.	392,200	10,125,585
Mitsui Sugar Co. Ltd.	74,300	2,250,107
Mitsui-Soko Holdings Co. Ltd.(a)	527,000	1,666,589
Miura Co. Ltd.	332,600	8,684,919
Mixi Inc.	186,900	4,903,746
Miyazaki Bank Ltd. (The)	26,700	808,585
Mizuho Financial Group Inc.	79,477,200	138,165,652
Mochida Pharmaceutical Co. Ltd.	47,400	3,425,639
Modec Inc.	60,200	1,677,899
Monex Group Inc.(b)	726,800	3,609,977
MonotaRO Co. Ltd.	224,800	11,266,107
Mori Hills REIT Investment Corp.	5,494	6,777,929
Mori Trust Sogo REIT Inc.	3,568	5,166,811
Morinaga & Co. Ltd./Japan	144,900	6,705,217
Morinaga Milk Industry Co. Ltd.	136,000	4,470,967
Morita Holdings Corp.	73,600	1,498,431
MOS Food Services Inc.	100,500	2,828,078
MS&AD Insurance Group Holdings Inc.	1,591,400	48,506,850
Murata Manufacturing Co. Ltd.	611,500	106,523,584
Musashi Seimitsu Industry Co. Ltd.	100,800	3,421,833
Musashino Bank Ltd. (The)	76,200	2,348,490

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nabtesco Corp.	399,900	$12,342,813
Nachi-Fujikoshi Corp.(b)	75,700	3,516,527
Nagaileben Co. Ltd.	36,600	967,804
Nagase & Co. Ltd.	386,800	6,247,404
Nagoya Railroad Co. Ltd.	635,800	15,926,239
Nakanishi Inc.	203,100	4,236,542
Nankai Electric Railway Co. Ltd.	373,500	10,243,389
Nanto Bank Ltd. (The)	110,600	2,881,093
NEC Corp.	895,600	24,802,215
NEC Networks & System Integration Corp.	107,200	2,573,221
NET One Systems Co. Ltd.	324,400	7,050,788
Nexon Co. Ltd.(a)	1,524,800	21,862,641
NGK Insulators Ltd.	927,900	16,213,797
NGK Spark Plug Co. Ltd.	562,900	16,141,763
NH Foods Ltd.	327,600	12,993,961
NHK Spring Co. Ltd.	775,500	7,724,518
Nichias Corp.	427,000	5,264,070
Nichicon Corp.	228,500	2,851,657
Nichiha Corp.	112,200	4,114,535
NichiiGakkan Co. Ltd.	151,300	1,705,741
Nichi-Iko Pharmaceutical Co. Ltd.	199,000	2,821,270
Nichirei Corp.	443,300	10,276,608
Nidec Corp.	769,700	111,253,761
Nifco Inc./Japan	303,400	9,133,982
Nihon Kohden Corp.	267,300	7,187,538
Nihon M&A Center Inc.	487,000	12,947,222
Nihon Parkerizing Co. Ltd.	334,900	4,951,398
Nihon Unisys Ltd.	277,400	6,381,142
Nikkiso Co. Ltd.	222,000	2,322,333
Nikkon Holdings Co. Ltd.	195,000	5,269,564
Nikon Corp.	1,138,900	19,147,845
Nintendo Co. Ltd.	385,700	126,660,104
Nippo Corp.	186,700	3,502,501
Nippon Accommodations Fund Inc.	1,526	7,211,488
Nippon Building Fund Inc.	4,571	25,398,982
Nippon Chemi-Con Corp.	47,700	1,657,611
Nippon Denko Co. Ltd.(b)	643,400	1,908,244
Nippon Electric Glass Co. Ltd.	304,600	9,809,568
Nippon Express Co. Ltd.	264,900	17,275,058
Nippon Flour Mills Co. Ltd.	168,200	2,835,389
Nippon Gas Co. Ltd.	134,600	6,493,121
Nippon Kayaku Co. Ltd.	619,900	7,038,529
Nippon Light Metal Holdings Co. Ltd.	2,171,900	4,889,394
Nippon Paint Holdings Co. Ltd.	528,300	22,936,734
Nippon Paper Industries Co. Ltd.	372,300	6,083,051
Nippon Prologis REIT Inc.	6,388	12,902,687
NIPPON REIT Investment Corp.	2,004	6,203,198
Nippon Road Co. Ltd. (The)	25,500	1,366,804
Nippon Seiki Co. Ltd.	104,200	2,176,341
Nippon Sharyo Ltd.(a)(b)	208,000	561,158
Nippon Sheet Glass Co. Ltd.	365,700	3,812,506
Nippon Shinyaku Co. Ltd.	170,000	9,643,559
Nippon Shokubai Co. Ltd.	102,200	7,285,653
Nippon Signal Co. Ltd.	211,400	2,037,704
Nippon Soda Co. Ltd.	474,000	2,773,539
Nippon Steel & Sumikin Bussan Corp.	58,172	2,977,716
Nippon Steel & Sumitomo Metal Corp.	2,476,600	49,193,497
Nippon Suisan Kaisha Ltd.	1,118,500	5,485,586
Nippon Telegraph & Telephone Corp.	2,309,000	106,600,965
Nippon Thompson Co. Ltd.	294,500	2,146,793

Security	Shares	Value

Japan (continued)
Nippon Yusen KK	542,500	$10,414,798
Nipro Corp.	535,800	6,514,417
Nishimatsu Construction Co. Ltd.	204,100	5,807,205
Nishimatsuya Chain Co. Ltd.	203,100	2,188,124
Nishi-Nippon Financial Holdings Inc.	539,000	6,413,686
Nishi-Nippon Railroad Co. Ltd.	221,500	5,821,449
Nissan Chemical Corp.	432,700	19,307,991
Nissan Motor Co. Ltd.	7,640,400	72,042,542
Nissan Shatai Co. Ltd.	217,700	2,040,087
Nissha Co. Ltd.(b)	152,600	3,146,336
Nisshin OilliO Group Ltd. (The)	101,200	2,807,093
Nisshin Seifun Group Inc.	718,100	14,016,871
Nisshin Steel Co. Ltd.	194,800	2,730,402
Nisshinbo Holdings Inc.	525,200	5,752,146
Nissin Electric Co. Ltd.	187,900	1,623,185
Nissin Foods Holdings Co. Ltd.	202,500	13,947,427
Nissin Kogyo Co. Ltd.	169,700	2,894,026
Nitori Holdings Co. Ltd.	272,300	41,025,009
Nitta Corp.	96,400	3,802,090
Nitto Boseki Co. Ltd.	106,500	2,642,996
Nitto Denko Corp.	564,400	40,749,337
Nitto Kogyo Corp.	82,300	1,407,937
Noevir Holdings Co. Ltd.	72,000	4,721,101
NOF Corp.	254,900	8,368,389
NOK Corp.	325,800	6,513,672
Nomura Co. Ltd.(b)	146,900	3,124,611
Nomura Holdings Inc.	11,582,100	54,682,328
Nomura Real Estate Holdings Inc.	437,200	9,510,291
Nomura Real Estate Master Fund Inc.	12,637	17,881,908
Nomura Research Institute Ltd.	439,680	21,053,107
Noritake Co. Ltd./Nagoya Japan	58,200	3,171,520
Noritz Corp.	87,000	1,461,140
North Pacific Bank Ltd.	1,311,700	4,710,590
NS Solutions Corp.	141,800	3,731,846
NSD Co. Ltd.	176,300	3,776,732
NSK Ltd.	1,274,700	13,835,631
NTN Corp.	1,569,300	6,855,348
NTT Data Corp.	2,167,900	24,653,714
NTT DOCOMO Inc.	4,546,200	116,680,656
NTT Urban Development Corp.	367,000	3,773,602
Obara Group Inc.	48,200	2,824,656
Obayashi Corp.	2,202,400	22,921,172
OBIC Business Consultants Co. Ltd.	42,200	3,377,810
Obic Co. Ltd.	240,200	20,556,691
Odakyu Electric Railway Co. Ltd.	988,200	20,869,259
Ogaki Kyoritsu Bank Ltd. (The)	149,100	3,893,329
Ohsho Food Service Corp.	54,500	3,227,935
Oiles Corp.	87,400	1,795,003
Oita Bank Ltd. (The)	29,800	1,048,883
Oji Holdings Corp.	2,943,000	17,404,556
Okabe Co. Ltd.	144,800	1,419,024
Okamoto Industries Inc.	187,000	2,146,641
Okamura Corp.	272,000	3,909,666
Okasan Securities Group Inc.	639,000	3,036,877
Oki Electric Industry Co. Ltd.	426,400	5,199,535
Okinawa Electric Power Co. Inc. (The)	149,287	3,246,065
OKUMA Corp.	97,700	5,481,115
Okumura Corp.	154,300	5,058,790
Olympus Corp.	976,500	39,473,490
Omron Corp.	662,200	29,814,972

28	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ono Pharmaceutical Co. Ltd.	1,309,200	$30,811,930
Onward Holdings Co. Ltd.	450,900	3,057,291
Open House Co. Ltd.	118,000	6,440,772
Oracle Corp. Japan	142,500	11,940,772
Orient Corp.(b)	3,852,600	5,368,998
Oriental Land Co. Ltd./Japan	719,500	77,966,187
ORIX Corp.	4,430,500	71,638,422
Orix JREIT Inc.	8,967	13,954,363
Osaka Gas Co. Ltd.	1,249,200	23,937,234
OSAKA Titanium Technologies Co. Ltd.(b)	72,500	1,042,746
OSG Corp.	268,800	6,029,630
Otsuka Corp.	370,100	14,415,187
Otsuka Holdings Co. Ltd.	1,322,300	60,834,778
Outsourcing Inc.	348,700	7,485,493
Oyo Corp.	56,300	701,612
Pacific Metals Co. Ltd.(a)(b)	51,200	1,470,502
Pack Corp. (The)	43,100	1,368,773
PAL GROUP Holdings Co. Ltd.	56,700	1,332,658
PALTAC Corp.	119,200	6,282,651
Panasonic Corp.	7,428,400	95,426,471
Paramount Bed Holdings Co. Ltd.	66,100	2,790,088
Park24 Co. Ltd.	377,300	10,583,545
PC Depot Corp.(b)	157,800	762,639
Penta-Ocean Construction Co. Ltd.	1,094,600	6,864,474
Pepper Food Service Co. Ltd.(b)	50,200	1,827,452
PeptiDream Inc.(a)(b)	331,400	12,863,436
Persol Holdings Co. Ltd.	623,700	13,561,603
Pigeon Corp.	406,600	19,505,467
Pilot Corp.	139,000	7,996,784
Piolax Inc.	93,700	2,269,258
Pioneer Corp.(a)(b)	1,541,200	2,092,750
Plenus Co. Ltd.(b)	89,300	1,440,734
Pola Orbis Holdings Inc.	322,700	12,482,500
Premier Investment Corp.	5,057	5,095,851
Press Kogyo Co. Ltd.	482,200	3,032,596
Prima Meat Packers Ltd.	616,000	3,087,154
Raito Kogyo Co. Ltd.	167,200	1,826,743
Rakuten Inc.	3,080,600	21,655,567
Recruit Holdings Co. Ltd.	3,737,000	101,987,985
Relia Inc.	173,200	2,494,179
Relo Group Inc.	379,500	10,255,382
Renesas Electronics Corp.(a)	2,834,200	25,217,645
Rengo Co. Ltd.	691,700	6,308,966
Resona Holdings Inc.	7,231,100	41,077,868
Resorttrust Inc.	314,400	5,746,493
Ricoh Co. Ltd.	2,374,300	23,076,991
Ricoh Leasing Co. Ltd.	65,300	2,129,221
Riken Corp.	27,100	1,479,194
Ringer Hut Co. Ltd.	110,700	2,368,470
Rinnai Corp.	117,100	10,105,289
Riso Kagaku Corp.	47,500	984,880
Rohm Co. Ltd.	330,800	28,073,968
Rohto Pharmaceutical Co. Ltd.	340,700	10,196,043
Round One Corp.	277,600	4,116,634
Royal Holdings Co. Ltd.	119,200	3,142,391
Ryobi Ltd.	100,700	3,350,969
Ryohin Keikaku Co. Ltd.	81,100	25,973,155
Ryosan Co. Ltd.	86,800	3,268,376
Ryoyo Electro Corp.	118,500	1,902,309
Saizeriya Co. Ltd.	120,900	2,502,459

Security	Shares	Value

Japan (continued)
Sakai Chemical Industry Co. Ltd.	58,200	$1,622,155
Sakata Seed Corp.	122,000	4,555,655
San-A Co. Ltd.(b)	78,700	3,606,673
Sanden Holdings Corp.(a)(b)	105,700	1,395,610
Sangetsu Corp.	226,500	4,344,251
San-in Godo Bank Ltd. (The)	573,700	5,365,945
Sanken Electric Co. Ltd.	472,000	2,555,226
Sankyo Co. Ltd.	176,700	6,945,507
Sankyo Tateyama Inc.	122,900	1,557,934
Sankyu Inc.	187,700	9,859,532
Santen Pharmaceutical Co. Ltd.	1,274,200	21,229,078
Sanwa Holdings Corp.	715,500	8,104,824
Sanyo Special Steel Co. Ltd.(b)	72,600	1,875,641
Sapporo Holdings Ltd.	240,300	5,791,758
Sato Holdings Corp.	103,200	3,010,077
Sawai Pharmaceutical Co. Ltd.	144,600	6,807,593
SBI Holdings Inc./Japan	804,100	21,873,187
SCREEN Holdings Co. Ltd.	141,200	10,280,329
SCSK Corp.	170,000	8,018,581
Secom Co. Ltd.	716,600	54,606,021
Sega Sammy Holdings Inc.	604,200	9,607,611
Seibu Holdings Inc.	754,500	12,698,571
Seikagaku Corp.	149,400	2,042,005
Seiko Epson Corp.	988,800	17,781,440
Seiko Holdings Corp.	137,800	3,020,915
Seino Holdings Co. Ltd.	546,700	9,518,656
Seiren Co. Ltd.	186,500	3,333,808
Sekisui Chemical Co. Ltd.	1,360,200	24,278,003
Sekisui House Ltd.	2,090,400	35,509,162
Sekisui House Reit Inc.	12,304	7,935,937
Senko Group Holdings Co. Ltd.	503,400	3,948,412
Senshu Ikeda Holdings Inc.	1,210,200	4,292,026
Septeni Holdings Co. Ltd.(b)	536,400	862,534
Seria Co. Ltd.(b)	150,700	6,919,761
Seven & i Holdings Co. Ltd.	2,519,500	102,522,088
Seven Bank Ltd.	2,216,800	6,693,572
SG Holdings Co. Ltd.	304,600	6,653,091
Sharp Corp./Japan(b)	600,599	13,869,469
Shiga Bank Ltd. (The)(b)	866,000	4,572,146
Shikoku Chemicals Corp.	76,200	1,086,432
Shikoku Electric Power Co. Inc.	571,400	7,610,840
Shima Seiki Manufacturing Ltd.	91,300	4,934,474
Shimachu Co. Ltd.	166,100	5,267,599
Shimadzu Corp.	855,200	24,294,586
Shimamura Co. Ltd.	78,500	7,335,269
Shimano Inc.	251,400	36,045,828
Shimizu Corp.	1,899,700	19,821,776
Shin-Etsu Chemical Co. Ltd.	1,250,000	125,848,669
Shinko Electric Industries Co. Ltd.	277,000	2,642,809
Shinko Plantech Co. Ltd.	149,500	1,408,991
Shinmaywa Industries Ltd.	304,100	3,672,889
Shinsei Bank Ltd.	600,900	9,442,408
Shionogi & Co. Ltd.	984,500	53,437,752
Ship Healthcare Holdings Inc.	170,400	6,598,928
Shiseido Co. Ltd.	1,293,800	94,890,995
Shizuoka Bank Ltd. (The)	1,812,700	16,711,688
Shizuoka Gas Co. Ltd.	143,500	1,333,214
SHO-BOND Holdings Co. Ltd.(b)	79,600	5,553,654
Shochiku Co. Ltd.(b)	36,800	4,444,667
Showa Corp.	203,900	3,417,156

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Showa Denko KK	454,100	$21,581,311
Showa Sangyo Co. Ltd.	37,400	983,947
Showa Shell Sekiyu KK	698,300	11,428,315
Siix Corp.(b)	148,800	3,387,014
Sintokogio Ltd.	154,200	1,421,604
SKY Perfect JSAT Holdings Inc.	782,700	3,726,810
Skylark Holdings Co. Ltd.(b)	610,700	8,859,896
SMC Corp./Japan	195,500	65,457,745
SMS Co. Ltd.	256,200	5,195,408
SoftBank Group Corp.	2,795,100	231,218,742
Sohgo Security Services Co. Ltd.	247,300	11,289,110
Sojitz Corp.	4,829,400	17,472,816
Sompo Holdings Inc.	1,131,500	45,830,096
Sony Corp.	4,289,800	223,342,455
Sony Financial Holdings Inc.	598,400	11,461,226
Sosei Group Corp.(a)(b)	330,300	4,119,160
Sotetsu Holdings Inc.	255,100	7,873,597
Square Enix Holdings Co. Ltd.	299,600	14,131,570
St. Marc Holdings Co. Ltd.	55,500	1,348,084
Stanley Electric Co. Ltd.	517,300	18,092,098
Star Micronics Co. Ltd.	158,900	2,844,699
Start Today Co. Ltd.	700,000	28,046,275
Starts Corp. Inc.	104,200	2,409,055
Subaru Corp.	2,071,100	60,205,105
Sugi Holdings Co. Ltd.	139,300	7,454,056
SUMCO Corp.	820,100	17,458,445
Sumitomo Bakelite Co. Ltd.	731,000	7,346,570
Sumitomo Chemical Co. Ltd.	5,192,000	29,730,856
Sumitomo Corp.	3,898,300	63,903,703
Sumitomo Dainippon Pharma Co. Ltd.	574,100	11,093,249
Sumitomo Electric Industries Ltd.	2,525,800	38,674,479
Sumitomo Forestry Co. Ltd.	508,800	8,276,977
Sumitomo Heavy Industries Ltd.	408,800	14,133,071
Sumitomo Metal Mining Co. Ltd.	805,800	28,901,974
Sumitomo Mitsui Construction Co. Ltd.	742,440	5,810,054
Sumitomo Mitsui Financial Group Inc.	4,535,800	180,111,051
Sumitomo Mitsui Trust Holdings Inc.	1,129,000	44,740,432
Sumitomo Osaka Cement Co. Ltd.	1,442,000	6,853,171
Sumitomo Realty & Development Co. Ltd.	1,194,000	43,604,359
Sumitomo Riko Co. Ltd.	91,100	1,014,031
Sumitomo Rubber Industries Ltd.	611,800	10,089,180
Sumitomo Warehouse Co. Ltd. (The)	537,000	3,458,790
Sundrug Co. Ltd.	261,700	10,450,232
Suntory Beverage & Food Ltd.	483,200	20,525,424
Suzuken Co. Ltd./Aichi Japan	267,200	11,660,461
Suzuki Motor Corp.	1,161,200	67,956,237
Sysmex Corp.	555,900	52,491,183
T&D Holdings Inc.	1,863,800	27,722,235
Tachi-S Co. Ltd.	130,500	2,180,052
Tadano Ltd.	376,900	4,848,455
Taiheiyo Cement Corp.	427,800	13,433,241
Taikisha Ltd.	92,600	2,680,222
Taisei Corp.	725,800	40,264,588
Taisho Pharmaceutical Holdings Co. Ltd.	121,400	13,697,356
Taiyo Holdings Co. Ltd.	89,200	3,832,875
Taiyo Nippon Sanso Corp.	493,300	7,535,671
Taiyo Yuden Co. Ltd.	385,200	11,441,755
Takara Bio Inc.	211,100	4,676,863
Takara Holdings Inc.	647,600	7,538,170
Takara Leben Co. Ltd.	436,100	1,480,418

Security	Shares	Value

Japan (continued)
Takasago Thermal Engineering Co. Ltd.	190,000	$3,722,262
Takashimaya Co. Ltd.	1,087,000	9,069,662
Takeda Pharmaceutical Co. Ltd.	2,419,100	101,029,949
Takeuchi Manufacturing Co. Ltd.	167,700	3,889,130
Takuma Co. Ltd.	289,100	3,533,043
Tamron Co. Ltd.	91,200	1,711,731
TDK Corp.	444,500	47,372,566
TechnoPro Holdings Inc.	127,500	8,075,532
Teijin Ltd.	661,700	12,295,301
Tekken Corp.	53,900	1,400,225
Terumo Corp.	1,051,300	57,570,743
T-Gaia Corp.	87,700	2,120,030
THK Co. Ltd.	443,600	11,987,583
TIS Inc.	282,900	13,546,043
Toa Corp./Tokyo(b)	69,300	1,792,241
Toagosei Co. Ltd.	397,600	4,642,337
Tobu Railway Co. Ltd.	656,100	19,283,268
TOC Co. Ltd.	130,800	969,841
Tocalo Co. Ltd.	259,200	2,954,611
Tochigi Bank Ltd. (The)	446,500	1,643,363
Toda Corp.	837,000	7,305,244
Toei Co. Ltd.	27,300	2,858,281
Toho Bank Ltd. (The)	455,600	1,807,097
Toho Co. Ltd./Tokyo	403,600	12,006,325
Toho Gas Co. Ltd.	259,000	8,803,779
Toho Holdings Co. Ltd.(b)	221,400	5,435,119
Toho Titanium Co. Ltd.(b)	124,000	1,355,869
Toho Zinc Co. Ltd.	56,200	2,075,996
Tohoku Electric Power Co. Inc.	1,518,800	19,252,968
Tokai Carbon Co. Ltd.(b)	692,100	12,680,875
Tokai Corp./Gifu	42,900	937,791
TOKAI Holdings Corp.	477,200	4,714,876
Tokai Rika Co. Ltd.	199,500	4,120,457
Tokai Tokyo Financial Holdings Inc.	1,005,700	5,767,906
Token Corp.	32,110	2,466,911
Tokio Marine Holdings Inc.	2,260,600	107,052,355
Tokuyama Corp.	220,500	6,933,714
Tokyo Broadcasting System Holdings Inc.	161,400	3,339,310
Tokyo Century Corp.	148,700	8,103,180
Tokyo Dome Corp.	422,200	3,526,505
Tokyo Electric Power Co. Holdings Inc.(a)	5,004,400	23,873,053
Tokyo Electron Ltd.	536,800	91,856,387
Tokyo Gas Co. Ltd.	1,320,800	32,135,062
Tokyo Kiraboshi Financial Group Inc.	89,100	2,045,623
Tokyo Ohka Kogyo Co. Ltd.	141,400	5,109,550
Tokyo Seimitsu Co. Ltd.	146,600	4,956,950
Tokyo Steel Manufacturing Co. Ltd.	454,300	3,883,912
Tokyo Tatemono Co. Ltd.	695,500	9,325,938
Tokyotokeiba Co. Ltd.	76,600	3,099,857
Tokyu Construction Co. Ltd.	339,700	3,417,029
Tokyu Corp.	1,693,400	29,075,530
Tokyu Fudosan Holdings Corp.	1,724,700	11,678,780
Tokyu REIT Inc.	2,937	4,001,184
TOMONY Holdings Inc.	581,600	2,608,212
Tomy Co. Ltd.	336,000	2,773,486
Topcon Corp.	370,300	6,387,791
Toppan Forms Co. Ltd.	165,200	1,676,498
Toppan Printing Co. Ltd.	1,880,000	14,426,657
Topre Corp.	135,500	3,558,781
Topy Industries Ltd.	58,700	1,604,627

30	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toray Industries Inc.	4,733,500	$36,615,487
Toridoll Holdings Corp.	97,600	2,163,173
Torii Pharmaceutical Co. Ltd.	24,400	588,312
Toshiba Corp.(a)	22,078,000	67,650,116
Toshiba Machine Co. Ltd.	574,000	2,794,622
Toshiba Plant Systems & Services Corp.	188,100	4,152,181
Toshiba TEC Corp.	652,000	3,785,957
Tosoh Corp.	957,100	15,561,211
Totetsu Kogyo Co. Ltd.	103,800	3,138,851
TOTO Ltd.	485,200	22,582,562
Towa Bank Ltd. (The)	117,800	1,257,558
Toyo Ink SC Holdings Co. Ltd.	167,200	4,563,123
Toyo Seikan Group Holdings Ltd.	635,700	11,653,175
Toyo Suisan Kaisha Ltd.	311,100	11,227,836
Toyo Tanso Co. Ltd.	53,300	1,521,293
Toyo Tire & Rubber Co. Ltd.	359,600	5,650,674
Toyobo Co. Ltd.	305,100	5,145,871
Toyoda Gosei Co. Ltd.	238,000	5,995,712
Toyota Boshoku Corp.	249,000	4,593,398
Toyota Industries Corp.	529,700	29,764,276
Toyota Motor Corp.	7,708,700	503,055,686
Toyota Tsusho Corp.	727,500	24,728,761
TPR Co. Ltd.	88,100	2,228,078
Transcosmos Inc.(b)	94,000	2,419,278
Trend Micro Inc./Japan	415,800	24,478,488
Trusco Nakayama Corp.(b)	172,800	4,350,102
TS Tech Co. Ltd.	175,400	7,199,955
TSI Holdings Co. Ltd.	243,800	1,735,828
Tsubaki Nakashima Co. Ltd.	159,200	3,756,005
Tsubakimoto Chain Co.	465,000	4,257,861
Tsumura & Co.	219,900	7,121,114
Tsuruha Holdings Inc.	127,400	15,637,627
TV Asahi Holdings Corp.	80,700	1,611,261
UACJ Corp.(b)	102,200	2,212,173
Ube Industries Ltd.	379,700	10,159,027
Ulvac Inc.	153,500	5,999,308
Unicharm Corp.	1,378,100	41,820,669
Unipres Corp.	169,800	3,434,225
United Arrows Ltd.	91,400	3,547,731
United Super Markets Holdings Inc.	209,200	2,401,483
United Urban Investment Corp.	10,627	16,461,692
Unitika Ltd.(a)	266,700	1,593,910
Universal Entertainment Corp.(a)(b)	90,700	2,957,433
Unizo Holdings Co. Ltd.	121,300	2,240,918
Ushio Inc.	404,800	5,250,756
USS Co. Ltd.	751,100	14,198,031
UT Group Co. Ltd.(a)	37,700	1,310,104
V Technology Co. Ltd.	16,800	2,961,086
Valor Holdings Co. Ltd.	135,900	2,911,276
Vital KSK Holdings Inc.(b)	88,900	917,273
VT Holdings Co. Ltd.	352,200	1,787,115
Wacoal Holdings Corp.	208,500	5,727,510
WATAMI Co. Ltd.(b)	93,100	1,119,462
Welcia Holdings Co. Ltd.	176,300	8,929,971
West Japan Railway Co.	539,000	37,557,620
W-Scope Corp.(b)	122,800	1,590,674
Xebio Holdings Co. Ltd.	102,800	1,529,051
Yahoo Japan Corp.(b)	4,979,600	18,905,932
Yakult Honsha Co. Ltd.	381,800	27,422,476
Yamada Denki Co. Ltd.(b)	2,149,900	10,640,027

Security	Shares	Value

Japan (continued)
Yamagata Bank Ltd. (The)	37,000	$835,260
Yamaguchi Financial Group Inc.	740,000	8,369,126
Yamaha Corp.	509,200	23,745,078
Yamaha Motor Co. Ltd.	957,900	25,166,910
YA-MAN Ltd.(b)	121,100	1,917,002
Yamanashi Chuo Bank Ltd. (The)	210,000	793,550
Yamato Holdings Co. Ltd.	1,068,800	30,868,594
Yamato Kogyo Co. Ltd.	122,400	3,805,181
Yamazaki Baking Co. Ltd.	479,900	11,896,753
Yamazen Corp.	273,800	2,790,833
Yaoko Co. Ltd.	62,600	3,232,339
Yaskawa Electric Corp.	837,600	27,461,068
Yellow Hat Ltd.	43,500	1,255,181
Yodogawa Steel Works Ltd.	52,300	1,368,939
Yokogawa Electric Corp.	790,800	13,994,772
Yokohama Reito Co. Ltd.(b)	219,600	1,969,612
Yokohama Rubber Co. Ltd. (The)	429,800	9,153,504
Yondoshi Holdings Inc.	67,400	1,520,926
Yonex Co. Ltd.(b)	166,200	1,009,612
Yoshinoya Holdings Co. Ltd.(b)	287,700	4,857,540
Yuasa Trading Co. Ltd.	48,500	1,577,095
Zenkoku Hosho Co. Ltd.	179,000	7,867,429
Zenrin Co. Ltd.	145,600	3,967,125
Zensho Holdings Co. Ltd.	321,800	7,155,264
Zeon Corp.	614,100	6,906,842

		14,405,328,352
Netherlands — 3.7%
Aalberts Industries NV	353,200	16,034,559
ABN AMRO Group NV, CVA(d)	1,410,193	39,104,928
Accell Group	104,371	2,173,724
Aegon NV	6,064,121	40,031,838
AerCap Holdings NV(a)	484,029	27,168,548
Akzo Nobel NV	852,879	78,934,796
AMG Advanced Metallurgical Group NV	106,757	6,320,500
Arcadis NV	279,555	5,115,742
ArcelorMittal	2,228,156	71,733,117
ASM International NV	186,493	10,788,115
ASML Holding NV	1,385,765	297,529,646
ASR Nederland NV	519,854	23,296,182
BE Semiconductor Industries NV	305,284	6,643,877
BinckBank NV	485,491	2,942,494
Boskalis Westminster(b)	312,376	9,590,607
Brunel International NV	140,240	2,297,230
Constellium NV, Class A(a)(b)	411,539	5,391,161
Corbion NV	220,679	7,565,423
COSMO Pharmaceuticals NV(a)(b)	36,633	4,743,788
Eurocommercial Properties NV	169,825	7,193,078
Euronext NV(d)	203,346	12,645,718
EXOR NV	376,999	24,825,550
Flow Traders(d)	113,674	3,378,310
Fugro NV(a)(b)	332,502	4,798,859
Gemalto NV(a)(b)	263,079	15,353,847
Heineken Holding NV	397,901	38,478,885
Heineken NV	844,056	85,465,875
IMCD NV	190,820	13,876,170
ING Groep NV	13,024,016	199,658,179
Intertrust NV(d)	242,020	4,219,317
InterXion Holding NV(a)	265,665	17,236,345
Koninklijke Ahold Delhaize NV	4,227,943	107,619,953
Koninklijke BAM Groep NV(b)	987,090	4,058,477

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke DSM NV	608,145	$64,851,609
Koninklijke KPN NV	11,159,233	32,315,742
Koninklijke Philips NV	3,142,481	138,029,374
Koninklijke Vopak NV	255,539	12,043,459
NN Group NV	1,044,314	46,212,261
NSI NV	83,629	3,263,302
NXP Semiconductors NV(a)	1,167,756	111,333,857
OCI NV(a)	267,352	8,089,404
Pharming Group NV(a)	2,331,906	3,536,068
PostNL NV	1,589,417	6,283,920
Randstad NV	413,048	26,223,153
RELX NV	3,294,929	71,688,061
Rhi Magnesita NV	104,050	6,574,162
SBM Offshore NV(b)	616,727	9,586,479
Signify NV(d)	413,439	11,474,419
SNS REAAL NV(a)(b)(c)	3,991	—
Takeaway.com NV(a)(d)	83,142	5,554,707
TKH Group NV	153,144	9,595,421
TomTom NV(a)	600,749	6,157,462
Unilever NV, CVA	5,266,990	303,448,592
Vastned Retail NV	92,890	4,222,451
Wereldhave NV	144,953	5,389,962
Wessanen(b)	306,604	4,566,788
Wolters Kluwer NV	991,806	59,833,475

		2,146,488,966
New Zealand — 0.3%
a2 Milk Co. Ltd.(a)(b)	2,530,563	18,020,566
Air New Zealand Ltd.	2,077,396	4,589,376
Argosy Property Ltd.	2,383,303	1,752,357
Auckland International Airport Ltd.	3,167,156	14,392,635
Chorus Ltd.	1,367,948	4,013,899
Contact Energy Ltd.	2,358,810	9,281,975
Fisher & Paykel Healthcare Corp. Ltd.	1,946,170	19,609,300
Fletcher Building Ltd.	2,879,894	13,783,243
Freightways Ltd.	452,122	2,447,047
Genesis Energy Ltd.	1,749,177	3,036,642
Goodman Property Trust	2,636,183	2,665,150
Infratil Ltd.	1,962,926	4,623,806
Kiwi Property Group Ltd.	3,772,735	3,480,288
Mercury NZ Ltd.	2,740,874	6,269,717
Meridian Energy Ltd.	4,403,264	9,412,911
Metlifecare Ltd.	522,612	2,195,251
Precinct Properties New Zealand Ltd.	3,359,830	3,156,574
Ryman Healthcare Ltd.(b)	1,573,480	13,036,812
SKY Network Television Ltd.	1,358,579	2,506,535
SKYCITY Entertainment Group Ltd.	2,225,759	6,000,576
Spark New Zealand Ltd.	6,119,024	16,121,770
Summerset Group Holdings Ltd.	1,021,362	5,375,004
Trade Me Group Ltd.	1,278,083	4,220,077
Z Energy Ltd.	1,423,555	6,958,543

		176,950,054
Norway — 0.9%
Aker ASA, Class A	102,651	8,025,811
Aker BP ASA	380,062	13,602,798
Aker Solutions ASA(a)	717,873	4,916,637
Atea ASA	375,817	5,378,501
Austevoll Seafood ASA	407,201	5,937,609
Bakkafrost P/F	162,390	9,995,776
Borr Drilling Ltd.(a)(b)	1,246,680	5,906,478

Security	Shares	Value

Norway (continued)
Borregaard ASA	452,836	$4,301,978
BWLPG Ltd.(a)(b)(d)	463,280	2,103,363
DNB ASA	3,271,083	66,065,655
DNO ASA(a)	2,683,773	5,690,496
Entra ASA(d)	615,485	8,989,814
Equinor ASA	3,925,812	104,369,654
Frontline Ltd./Bermuda(b)	509,920	2,597,386
Gjensidige Forsikring ASA	729,239	11,716,444
Golden Ocean Group Ltd.(b)	387,535	3,576,968
Hoegh LNG Holdings Ltd.(b)	237,877	1,407,297
Leroy Seafood Group ASA	1,175,083	9,253,780
Marine Harvest ASA	1,429,491	31,292,541
Nordic Semiconductor ASA(a)(b)	620,308	3,738,309
Norsk Hydro ASA	4,631,273	26,432,584
Norwegian Air Shuttle ASA(a)(b)	121,652	3,561,180
Norwegian Finans Holding ASA(a)	548,640	6,700,340
Norwegian Property ASA	1,103,935	1,558,216
Orkla ASA	2,830,668	23,973,107
Otello Corp. ASA(a)	62,282	148,303
Petroleum Geo-Services ASA(a)	1,070,816	5,234,937
Protector Forsikring ASA(a)(b)	366,181	2,764,122
REC Silicon ASA(a)(b)	10,663,780	1,068,040
Salmar ASA	188,933	9,651,531
Schibsted ASA, Class B	343,488	11,172,330
SpareBank 1 SMN	691,363	7,238,381
Stolt-Nielsen Ltd.	99,832	1,710,572
Storebrand ASA	1,649,187	14,064,231
Subsea 7 SA	914,180	13,268,418
Telenor ASA	2,551,249	49,945,898
TGS NOPEC Geophysical Co. ASA	396,792	15,146,406
Wallenius Wilhelmsen Logistics(a)	171,684	839,739
XXL ASA(b)(d)	447,074	2,743,694
Yara International ASA	609,434	26,921,225

		533,010,549
Portugal — 0.2%
Altri SGPS SA	408,032	4,177,408
Banco Comercial Portugues SA, Class R(a)	34,295,189	10,770,114
CTT-Correios de Portugal SA(b)	636,279	2,237,902
EDP - Energias de Portugal SA	8,826,430	36,032,188
Galp Energia SGPS SA	1,736,955	35,748,596
Jeronimo Martins SGPS SA	849,707	12,656,167
Navigator Co. SA (The)	923,810	5,279,137
NOS SGPS SA	916,574	5,342,885
REN - Redes Energeticas Nacionais SGPS SA	1,941,305	5,692,191
Sonae SGPS SA	3,724,736	4,238,281

		122,174,869
Singapore — 1.3%
Accordia Golf Trust	4,964,600	2,169,938
Ascendas REIT	8,297,000	16,761,001
Ascott Residence Trust(b)	5,168,363	4,138,335
Asian Pay Television Trust(b)	7,620,100	2,323,031
Cache Logistics Trust(b)	6,666,998	3,795,580
CapitaLand Commercial Trust	8,864,755	11,395,961
CapitaLand Ltd.	9,263,900	21,980,752
CapitaLand Mall Trust	8,081,900	12,823,701
CapitaLand Retail China Trust	2,914,120	3,318,068
CDL Hospitality Trusts	3,878,400	4,615,447
Chip Eng SengCorp. Ltd.(b)	5,004,100	2,959,157
City Developments Ltd.	1,511,700	11,115,931

32	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
ComfortDelGro Corp. Ltd.	7,388,500	$12,754,701
COSCO Shipping International Singapore Co. Ltd.(a)(b)	4,839,000	1,457,423
DBS Group Holdings Ltd.	6,097,800	119,823,808
ESR-REIT	7,317,423	2,795,166
First REIT	1,863,200	1,765,612
First Resources Ltd.(b)	1,888,200	2,233,161
Frasers Centrepoint Trust	2,325,500	3,877,826
Frasers Commercial Trust	3,270,000	3,411,004
Genting Singapore Ltd.	20,694,200	19,458,294
Golden Agri-Resources Ltd.	25,259,100	5,195,437
Hutchison Port Holdings Trust(b)	20,741,400	5,289,057
Jardine Cycle & Carriage Ltd.	385,232	9,514,067
Kenon Holdings Ltd./Singapore(b)	80,139	1,276,114
Keppel Corp. Ltd.	5,066,100	25,566,816
Keppel REIT	6,936,480	5,961,714
Lippo Malls Indonesia Retail Trust	11,023,600	2,550,822
M1 Ltd./Singapore(b)	1,928,900	2,323,805
Mapletree Commercial Trust	7,025,053	8,360,087
Mapletree Industrial Trust	4,899,300	7,197,973
Mapletree Logistics Trust	7,481,780	6,925,030
Mapletree North Asia Commercial Trust	8,696,800	7,346,889
NetLink NBN Trust(b)	17,431,700	9,859,993
OUE Hospitality Trust(b)	5,129,800	3,071,172
Oversea-Chinese Banking Corp. Ltd.	10,686,200	90,824,458
Parkway Life REIT	1,821,300	3,692,638
Raffles Medical Group Ltd.(b)	4,444,600	3,656,763
Sabana Shari’ah Compliant Industrial REIT	5,729,180	1,872,831
SATS Ltd.	2,387,400	9,102,039
Sembcorp Industries Ltd.	3,674,100	7,233,224
Sembcorp Marine Ltd.(b)	3,091,200	4,155,510
Singapore Airlines Ltd.	1,890,300	13,691,588
Singapore Exchange Ltd.	2,764,400	15,108,452
Singapore Post Ltd.(b)	5,814,300	5,723,325
Singapore Press Holdings Ltd.(b)	2,636,400	5,635,734
Singapore Technologies Engineering Ltd.	5,780,200	14,521,622
Singapore Telecommunications Ltd.	27,326,500	64,436,983
Soilbuild Business Space REIT	4,884,790	2,332,413
Starhill Global REIT	6,767,300	3,479,843
StarHub Ltd.(b)	2,503,000	3,162,536
Suntec REIT	8,650,800	11,692,847
United Engineers Ltd.	1,879,100	3,699,396
United Overseas Bank Ltd.	4,543,300	90,178,481
UOL Group Ltd.	1,984,700	10,453,463
Venture Corp. Ltd.	986,800	12,091,254
Wilmar International Ltd.	6,755,500	15,532,737
Wing Tai Holdings Ltd.(b)	1,768,200	2,688,734
Yangzijiang Shipbuilding Holdings Ltd.	9,748,600	6,767,375
Yanlord Land Group Ltd.	3,599,600	4,019,240

		771,166,359
Spain — 3.0%
Acciona SA(b)	105,078	9,039,031
Acerinox SA	575,492	8,332,764
ACS Actividades de Construccion y Servicios SA	883,933	38,804,918
Aena SME SA(d)	226,305	41,148,097
Almirall SA	277,731	3,977,502
Amadeus IT Group SA	1,504,654	128,518,040
Applus Services SA	585,922	8,487,212
Atresmedia Corp. de Medios de Comunicacion SA	441,763	3,463,129
Banco Bilbao Vizcaya Argentaria SA	22,517,270	165,613,105

Security	Shares	Value

Spain (continued)
Banco de Sabadell SA	19,967,427	$33,373,898
Banco Santander SA	54,614,636	307,975,109
Bankia SA	4,707,841	18,568,855
Bankinter SA	2,398,018	23,181,536
Bolsas y Mercados Espanoles SHMSF SA	255,254	8,225,098
CaixaBank SA	12,271,750	56,816,848
Cellnex Telecom SA(b)(d)	599,690	15,934,870
Cia. de Distribucion Integral Logista Holdings SA	208,823	4,950,196
Cie. Automotive SA	295,592	9,096,054
Codere SA/Spain(a)	120,459	1,193,788
Construcciones y Auxiliar de Ferrocarriles SA	105,876	4,707,450
Corp Financiera Alba SA	71,966	4,147,040
Ebro Foods SA	275,420	5,961,723
Enagas SA	368,244	10,306,268
Ence Energia y Celulosa SA	870,236	8,217,036
Endesa SA	1,053,138	24,373,402
Euskaltel SA(d)	441,610	4,110,396
Faes Farma SA	1,186,104	5,183,439
Ferrovial SA	1,724,019	35,663,905
Fluidra SA	47,020	662,390
Gestamp Automocion SA(d)	603,743	4,549,279
Global Dominion Access SA(a)(d)	216,768	1,133,724
Grifols SA	1,028,823	29,913,804
Grupo Catalana Occidente SA	170,484	7,290,807
Iberdrola SA	19,354,957	150,597,738
Iberdrola SA, New(a)	552,999	4,302,793
Indra Sistemas SA(a)(b)	512,012	6,224,440
Industria de Diseno Textil SA	3,678,762	120,736,657
Inmobiliaria Colonial SOCIMI SA	1,066,014	11,493,779
International Consolidated Airlines Group SA	2,290,612	21,296,326
Lar Espana Real Estate SOCIMI SA	459,139	4,888,664
Liberbank SA(a)	7,020,103	4,139,793
Mapfre SA	4,519,641	14,219,991
Masmovil Ibercom SA(a)	46,770	5,291,739
Mediaset Espana Comunicacion SA	621,656	4,899,557
Melia Hotels International SA	450,919	5,935,477
Merlin Properties SOCIMI SA	1,218,030	18,028,230
Naturgy Energy Group SA	1,163,476	31,555,528
Neinor Homes SA(a)(b)(d)	330,487	6,264,321
NH Hotel Group SA	849,106	6,244,128
Obrascon Huarte Lain SA(b)	655,801	2,311,936
Papeles y Cartones de Europa SA	56,565	1,105,271
Pharma Mar SA(a)	795,268	1,444,142
Prosegur Cia. de Seguridad SA	1,106,050	7,363,624
Red Electrica Corp. SA	1,441,322	30,591,649
Repsol SA	4,582,386	91,013,547
Sacyr SA(b)	1,564,430	4,997,161
Sacyr SA, New(a)(b)	32,592	104,107
Siemens Gamesa Renewable Energy SA(b)	868,136	12,275,495
Tecnicas Reunidas SA(b)	126,829	4,288,654
Telefonica SA	15,690,910	141,200,271
Tubacex SA(a)(b)	746,694	2,752,059
Unicaja Banco SA(d)	3,796,188	6,413,860
Viscofan SA	164,438	11,351,645
Zardoya Otis SA	751,381	7,191,477

		1,773,444,772
Sweden — 3.0%
AAK AB	694,230	11,266,902
AF AB, Class B	274,961	6,840,737
Ahlsell AB(d)	1,158,758	6,798,342

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Alfa Laval AB	1,046,723	$28,793,207
Arjo AB, Class B	857,149	2,911,939
Assa Abloy AB, Class B	3,385,006	67,168,092
Atlas Copco AB, Class A	2,287,424	65,551,708
Atlas Copco AB, Class B	1,315,417	34,500,213
Attendo AB(d)	439,298	3,974,733
Avanza Bank Holding AB(b)	109,512	5,047,756
Axfood AB	422,348	8,563,235
Betsson AB	475,256	4,244,366
Bilia AB, Class A	350,886	2,999,077
BillerudKorsnas AB(b)	643,048	7,673,499
BioGaia AB, Class B	58,293	2,862,720
Boliden AB	926,711	27,632,948
Bonava AB, Class B	348,171	4,568,814
Bravida Holding AB(d)	873,868	6,971,809
Castellum AB	910,332	16,436,960
Cloetta AB, Class B	936,167	2,979,011
Com Hem Holding AB	605,426	10,831,665
Dometic Group AB(d)	1,094,707	10,652,355
Electrolux AB, Series B	833,136	19,570,738
Elekta AB, Class B	1,282,316	18,016,390
Epiroc AB, Class A(a)	2,256,257	27,034,358
Epiroc AB, Class B(a)	1,407,136	14,922,459
Essity AB, Class B	2,050,581	51,319,660
Evolution Gaming Group AB(d)	85,551	6,903,240
Fabege AB	919,616	13,032,485
Fastighets AB Balder, Class B(a)	406,618	11,837,739
Getinge AB, Class B(b)	815,271	8,796,136
Granges AB	297,137	3,723,280
Hansa Medical AB(a)	110,336	2,699,836
Hemfosa Fastigheter AB	608,489	8,358,755
Hennes & Mauritz AB, Class B(b)	2,994,264	46,618,447
Hexagon AB, Class B	877,650	53,558,670
Hexpol AB	919,299	9,887,129
Hoist Finance AB(d)	306,704	2,387,576
Holmen AB, Class B	376,278	8,388,427
Hufvudstaden AB, Class A	402,950	6,236,942
Husqvarna AB, Class B	1,500,807	11,884,773
ICA Gruppen AB	277,539	9,213,870
Industrivarden AB, Class C	588,246	12,412,245
Indutrade AB	345,595	9,093,622
Intrum AB(b)	294,065	7,921,788
Investor AB, Class B	1,511,623	65,959,479
Inwido AB	264,681	1,956,517
JM AB	320,605	5,916,554
Kindred Group PLC	934,198	12,072,791
Kinnevik AB, Class B	854,310	29,528,535
Klovern AB, Class B	2,177,478	2,869,749
Kungsleden AB	794,983	6,419,362
L E Lundbergforetagen AB, Class B	278,796	9,119,162
Lindab International AB	306,398	2,092,275
Loomis AB, Class B	265,486	8,333,309
Lundin Petroleum AB	679,614	22,438,388
Mekonomen AB(b)	102,102	1,826,705
Millicom International Cellular SA, SDR	240,540	15,412,650
Modern Times Group MTG AB, Class B	219,323	8,062,474
Mycronic AB(b)	309,715	3,160,051
NCC AB, Class B	380,042	6,146,208
NetEnt AB	755,295	3,237,267
Nibe Industrier AB, Class B	1,389,684	15,635,734

Security	Shares	Value

Sweden (continued)
Nobia AB	522,775	$3,935,739
Nobina AB(d)	140,571	975,904
Nolato AB, Class B	82,867	7,431,722
Nordea Bank AB	10,127,618	107,793,711
Pandox AB	311,416	5,855,077
Peab AB	727,335	5,864,837
Radisson Hospitality AB(a)	424,323	1,733,695
Ratos AB, Class B	825,829	3,075,283
Saab AB, Class B	239,857	11,069,420
Sandvik AB	3,803,792	69,633,695
Scandic Hotels Group AB(d)	320,854	3,355,866
Securitas AB, Class B	1,068,132	19,243,650
Skandinaviska Enskilda Banken AB, Class A	5,321,597	56,979,798
Skanska AB, Class B	1,161,679	21,894,150
SKF AB, Class B	1,330,288	27,373,209
SSAB AB, Class A	824,834	4,069,465
SSAB AB, Class B	1,907,154	7,568,666
Starbreeze AB(a)(b)	771,342	789,202
Svenska Cellulosa AB SCA, Class B	2,088,351	21,642,766
Svenska Handelsbanken AB, Class A	5,082,783	62,851,105
Sweco AB, Class B	287,611	7,738,104
Swedbank AB, Class A	2,995,679	70,983,534
Swedish Match AB	643,341	35,203,618
Swedish Orphan Biovitrum AB(a)	656,629	17,771,068
Tele2 AB, Class B	1,231,151	16,540,892
Telefonaktiebolaget LM Ericsson, Class B	10,400,490	81,532,086
Telia Co. AB	9,292,931	44,737,807
Thule Group AB(d)	404,588	9,467,117
Trelleborg AB, Class B	859,344	17,897,804
Vitrolife AB	254,436	3,316,206
Volvo AB, Class B	5,276,880	92,576,842
Wallenstam AB, Class B	729,242	7,502,772
Wihlborgs Fastigheter AB	559,552	6,666,314

		1,778,346,987
Switzerland — 7.6%
ABB Ltd., Registered	6,166,675	141,459,787
Adecco Group AG, Registered	574,454	35,384,045
Allreal Holding AG, Registered	43,857	6,831,060
Arbonia AG(a)(b)	231,982	3,936,664
Ascom Holding AG, Registered(b)	204,455	3,717,364
Autoneum Holding AG	14,976	3,427,840
Baloise Holding AG, Registered	162,335	25,366,893
Banque Cantonale Vaudoise, Registered	11,452	8,571,648
Barry Callebaut AG, Registered	7,791	13,299,788
Basilea Pharmaceutica AG, Registered(a)	66,171	4,381,322
BKW AG	71,498	4,824,309
Bobst Group SA Registered, Registered	32,987	3,058,795
Bossard Holding AG, Class A, Registered	28,339	5,684,975
Bucher Industries AG, Registered	27,235	8,852,750
Burckhardt Compression Holding AG	13,480	4,901,818
Cembra Money Bank AG	111,282	10,217,711
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,860	26,630,101
Chocoladefabriken Lindt & Spruengli AG, Registered	355	28,471,717
Cie. Financiere Richemont SA, Registered	1,777,324	156,189,079
Clariant AG, Registered.	751,887	17,992,124
Coca-Cola HBC AG	682,419	24,473,772
Comet Holding AG, Registered(b)	9,787	966,837
Conzzeta AG, Registered	5,701	6,230,790
Credit Suisse Group AG, Registered	8,608,009	138,858,489

34	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Daetwyler Holding AG, Bearer	29,650	$5,474,768
dormakaba Holding AG, Class B(b)	11,757	7,541,106
Dufry AG, Registered	122,860	16,269,642
EFG International AG	384,479	2,870,000
Emmi AG, Registered	7,966	6,529,706
EMS-Chemie Holding AG, Registered	28,425	18,232,197
Flughafen Zurich AG, Registered	65,504	13,735,990
Forbo Holding AG, Registered	4,198	6,653,194
Galenica AG(d)	197,479	11,290,214
GAM Holding AG	589,865	5,976,107
Geberit AG, Registered	123,572	55,133,083
Georg Fischer AG, Registered	14,489	18,703,982
Givaudan SA, Registered	30,596	71,792,432
Helvetia Holding AG, Registered	24,819	14,690,842
Huber & Suhner AG, Registered	72,227	4,377,394
Idorsia Ltd.(a)	344,418	8,565,223
Implenia AG, Registered	73,524	5,822,507
Inficon Holding AG, Registered	9,801	4,597,560
Intershop Holdings AG	6,318	3,222,818
Julius Baer Group Ltd.	764,362	42,032,189
Komax Holding AG, Registered(b)	18,653	5,230,377
Kudelski SA, Bearer(b)	222,700	2,152,767
Kuehne + Nagel International AG, Registered	172,733	27,628,556
LafargeHolcim Ltd., Registered	1,666,963	85,267,683
Landis+Gyr Group AG(b)	98,814	6,313,117
Leonteq AG(a)(b)	40,133	2,231,638
Logitech International SA, Registered	540,427	23,811,541
Lonza Group AG, Registered	257,248	79,331,126
Meyer Burger Technology AG(a)(b)	2,638,304	1,860,138
Mobilezone Holding AG, Registered	307,049	3,200,753
Mobimo Holding AG, Registered	27,254	6,772,206
Nestle SA, Registered	10,518,906	857,450,216
Novartis AG, Registered	7,512,997	631,698,859
OC Oerlikon Corp. AG, Registered	743,174	11,567,991
Oriflame Holding AG	153,898	5,128,445
Panalpina Welttransport Holding AG, Registered(b)	36,868	5,265,793
Pargesa Holding SA, Bearer	130,038	10,889,041
Partners Group Holding AG	61,436	46,697,566
PSP Swiss Property AG, Registered	130,834	12,330,113
Rieter Holding AG, Registered(b)	19,031	2,902,708
Roche Holding AG,NVS	2,374,576	582,970,401
Schindler Holding AG, Participation Certificates, NVS	126,572	29,507,897
Schindler Holding AG, Registered	75,229	17,036,709
Schmolz + Bickenbach AG, Registered(a)	2,088,536	1,717,241
Schweiter Technologies AG, Bearer	4,453	4,893,802
SFS Group AG	67,559	8,011,542
SGS SA, Registered	17,829	46,571,509
Siegfried Holding AG, Registered	18,932	8,175,182
Sika AG, Registered	437,580	62,277,800
Sonova Holding AG, Registered	187,374	34,597,947
St Galler Kantonalbank AG, Class A, Registered	10,876	5,591,802
Straumann Holding AG, Registered	35,846	27,880,222
Sulzer AG, Registered	51,536	6,324,873
Sunrise Communications Group AG(d)	124,042	10,931,984
Swatch Group AG (The), Bearer	103,978	46,727,083
Swatch Group AG (The), Registered	194,656	16,054,204
Swiss Life Holding AG, Registered	115,231	41,401,684
Swiss Prime Site AG, Registered	239,272	21,957,436
Swiss Re AG	1,042,154	95,562,364
Swisscom AG, Registered	82,062	38,569,140

Security	Shares	Value

Switzerland (continued)
Swissquote Group Holding SA, Registered	66,636	$4,375,091
Tecan Group AG, Registered	44,984	11,423,210
Temenos AG, Registered	216,844	34,935,978
u-blox Holding AG	27,733	5,154,416
UBS Group AG, Registered	12,883,585	212,318,878
Valiant Holding AG, Registered	67,736	7,238,857
Valora Holding AG, Registered	14,638	4,502,294
VAT Group AG(d)	96,707	12,728,204
Vifor Pharma AG	164,751	31,236,124
Vontobel Holding AG, Registered	102,025	7,085,069
VZ Holding AG	10,432	3,324,541
Ypsomed Holding AG, Registered(b)	17,005	2,509,526
Zehnder Group AG, Registered	60,126	2,617,607
Zurich Insurance Group AG	506,404	155,859,898

		4,437,041,781
United Kingdom — 17.7%
3i Group PLC	3,268,282	40,625,233
888 Holdings PLC	1,391,340	4,548,127
AA PLC	861,950	1,266,343
Abcam PLC	675,792	13,102,036
accesso Technology Group PLC(a)	118,368	4,200,035
Admiral Group PLC	693,225	18,013,993
Advanced Medical Solutions Group PLC	1,271,580	6,013,125
Aggreko PLC	887,645	8,653,590
Allied Minds PLC(a)(b)	520,462	580,309
Anglo American PLC	3,676,705	83,571,562
Antofagasta PLC	1,288,414	16,951,482
AO World PLC(a)(b)	1,198,198	2,238,153
Ascential PLC	1,530,396	8,431,491
Ashmore Group PLC	1,322,822	6,326,585
Ashtead Group PLC	1,677,068	51,499,543
ASOS PLC(a)	186,285	14,832,620
Associated British Foods PLC	1,221,628	39,340,671
Assura PLC	8,490,490	6,303,772
AstraZeneca PLC	4,263,857	328,036,326
Auto Trader Group PLC(d)	3,260,599	18,190,476
AVEVA Group PLC	244,225	8,425,529
Aviva PLC	13,601,166	89,206,693
B&M European Value Retail SA	3,148,043	17,042,230
Babcock International Group PLC	917,722	8,602,515
BAE Systems PLC	10,643,468	91,197,016
Balfour Beatty PLC	2,429,632	9,357,242
Bank of Georgia Group PLC	144,090	3,449,813
Barclays PLC	57,445,088	146,155,905
Barratt Developments PLC	3,556,266	24,910,749
BBA Aviation PLC	3,476,492	15,961,017
Beazley PLC	1,929,608	14,199,833
Bellway PLC	441,649	16,899,154
Berkeley Group Holdings PLC	440,673	21,578,722
BHP Billiton PLC	7,058,244	162,452,382
Big Yellow Group PLC	562,128	7,016,092
Blue Prism Group PLC(a)	192,792	4,521,763
Bodycote PLC	672,072	8,815,909
boohoo Group PLC(a)	2,712,370	7,158,602
Bovis Homes Group PLC	503,493	7,618,375
BP PLC	67,222,904	505,534,156
Brewin Dolphin Holdings PLC	1,364,242	6,281,304
British American Tobacco PLC	7,760,788	427,670,992
British Land Co. PLC (The)	3,085,439	26,720,451
Britvic PLC	938,903	9,902,117

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
BT Group PLC	28,368,956	$86,892,348
BTG PLC(a)(b)	1,329,543	9,260,794
Bunzl PLC	1,112,973	33,067,711
Burberry Group PLC	1,440,116	39,802,771
Burford Capital Ltd.	684,638	16,506,607
Cairn Energy PLC(a)	2,578,308	8,259,081
Capita PLC	5,828,323	12,385,397
Capital & Counties Properties PLC	2,637,448	9,527,943
Card Factory PLC	1,249,547	3,458,489
Carnival PLC	608,350	35,311,656
Centamin PLC	3,922,444	6,122,870
Centrica PLC	19,170,589	37,406,211
Chemring Group PLC	1,342,389	4,023,610
Cineworld Group PLC	3,459,022	12,296,285
Clinigen Healthcare Ltd., NVS(a)	425,560	5,615,780
Close Brothers Group PLC	507,396	10,569,363
Coats Group PLC	4,707,634	5,125,451
Cobham PLC(a)	8,133,766	13,342,176
Coca-Cola European Partners PLC,NVS	737,483	30,413,799
Compass Group PLC	5,252,616	112,963,559
Computacenter PLC	284,775	5,849,852
ConvaTec Group PLC(d)	4,633,941	13,312,080
Countryside Properties PLC(d)	1,607,535	7,059,878
Crest Nicholson Holdings plc(b)	1,154,381	5,766,302
Croda International PLC	440,201	29,680,105
CVS Group PLC(b)	248,386	3,688,288
CYBG PLC(b)	3,059,458	13,869,778
Daily Mail & General Trust PLC, Class A, NVS	985,074	9,633,138
Dairy Crest Group PLC(b)	681,409	4,335,118
Dart Group PLC	451,547	5,452,279
DCC PLC	323,600	29,926,017
DeLaRue PLC	467,597	3,103,656
Dechra Pharmaceuticals PLC	356,811	13,975,885
Derwent London PLC	344,447	14,110,607
DFS Furniture PLC	983,871	2,645,717
Diageo PLC	8,337,263	306,438,216
Dignity PLC	185,067	2,456,749
Diploma PLC	464,015	8,010,123
Direct Line Insurance Group PLC	4,587,127	20,693,037
Dixons Carphone PLC	3,557,315	8,254,703
Domino’s Pizza Group PLC	1,760,261	7,282,660
Drax Group PLC	1,437,169	6,858,384
DS Smith PLC	4,581,776	30,291,144
Dunelm Group PLC	423,662	2,914,851
easyJet PLC	538,891	11,444,559
EI Group PLC(a)	2,186,917	4,389,095
Electrocomponents PLC	1,549,594	14,586,519
Elementis PLC	1,718,607	5,865,907
EnQuest PLC(a)(b)	5,504,316	2,606,525
Entertainment One Ltd.	1,394,842	6,557,591
Equiniti Group PLC(d)	1,273,691	3,575,437
Essentra PLC	955,040	6,028,350
esure Group PLC	1,354,286	3,624,031
Evraz PLC	1,273,802	9,306,972
Experian PLC	3,072,156	75,520,376
Faroe Petroleum PLC(a)	2,313,026	4,265,963
Ferguson PLC	778,074	61,340,409
Ferrexpo PLC	1,023,781	2,620,086
Fevertree Drinks PLC	376,165	16,998,825
FirstGroup PLC(a)	4,278,310	4,955,463

Security	Shares	Value

United Kingdom (continued)
Fresnillo PLC	731,718	$9,972,650
G4S PLC	5,254,306	19,022,857
Galliford Try PLC	435,817	5,330,946
Games Workshop Group PLC	118,287	4,647,133
GB Group PLC	395,557	2,801,910
Genus PLC	251,176	9,449,495
Georgia Capital PLC(a)	162,887	2,111,886
GlaxoSmithKline PLC	16,691,368	346,289,944
Glencore PLC	39,594,053	173,731,022
Go-Ahead Group PLC (The)	187,008	3,782,647
Gocompare.Com Group PLC	2,112,587	3,369,764
Grainger PLC	1,652,223	6,640,621
Great Portland Estates PLC	944,157	8,866,411
Greencore Group PLC	2,522,774	5,867,301
Greene King PLC	1,106,617	7,472,866
GreggsPLC	410,501	5,675,526
Gulf Keystone Petroleum Ltd.(a)	504,136	1,699,543
GVC Holdings PLC	1,880,560	28,861,862
Halfords Group PLC	811,183	3,477,380
Halma PLC	1,265,882	23,363,538
Hammerson PLC	2,701,614	18,491,778
Hansteen Holdings PLC	1,665,857	2,403,708
Hargreaves Lansdown PLC	966,002	26,306,112
Hastings Group Holdings PLC(d)	995,776	3,252,462
Hays PLC	4,764,791	12,419,183
Helical PLC	487,826	2,047,699
Hikma Pharmaceuticals PLC	542,537	11,678,558
Hill & Smith Holdings PLC	300,274	5,935,841
Hiscox Ltd	999,998	20,961,734
Hochschild Mining PLC	995,403	2,278,482
HomeServe PLC	1,034,474	13,732,556
Howden JoineryGroup PLC	2,126,364	13,307,557
HSBC Holdings PLC	67,506,443	646,869,594
Hunting PLC(a)	656,427	6,733,556
Hurricane Energy PLC(a)(b)	5,147,926	3,383,150
Ibstock PLC(d)	1,492,886	4,809,571
IG Group Holdings PLC	1,303,316	15,737,104
IMI PLC	935,064	15,234,010
Imperial Brands PLC	3,212,065	123,116,378
Inchcape PLC	1,467,659	13,582,305
Indivior PLC(a)	2,544,366	10,206,301
Informa PLC	4,204,328	43,535,647
Inmarsat PLC	1,561,506	11,667,154
IntegraFin Holdings PLC(a)	913,551	4,493,817
InterContinental Hotels Group PLC	601,323	37,128,150
Intermediate Capital Group PLC	991,816	13,816,782
International Personal Finance PLC	1,037,148	3,267,872
Intertek Group PLC	548,933	42,339,718
Intu Properties PLC	3,030,860	6,941,629
Investec PLC	2,239,041	16,206,716
IQE PLC(a)(b)	2,629,108	3,410,798
ITE Group PLC	3,755,977	4,089,331
ITV PLC	12,353,222	26,712,866
IWG PLC	2,383,004	9,484,002
J D Wetherspoon PLC	367,296	5,873,151
J Sainsbury PLC	5,900,250	25,308,678
JD Sports Fashion PLC	1,534,138	9,416,050
John Laing Group PLC(d)	1,987,220	7,601,246
John Menzies PLC	376,028	3,196,292
John Wood Group PLC	2,285,006	19,476,833

36	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Johnson Matthey PLC	656,410	$32,375,339
Jupiter Fund Management PLC	1,475,673	8,478,432
Just Eat PLC(a)	1,873,795	19,491,558
Just Group PLC	3,301,997	4,690,903
KAZ Minerals PLC(a)	885,689	9,833,502
KCOM Group PLC	2,918,436	3,571,767
Keller Group PLC	319,786	4,521,989
Keywords Studios PLC	202,271	4,844,910
Kier Group PLC	406,448	5,155,642
Kingfisher PLC	7,252,976	28,228,323
Ladbrokes Coral Group PLC(a)(c)	4,980,657	189,468
Lancashire Holdings Ltd.	750,566	5,641,503
Land Securities Group PLC	2,360,058	29,187,274
Legal & General Group PLC	19,499,664	67,195,237
Lloyds Banking Group PLC	241,511,582	197,621,697
London Stock Exchange Group PLC	1,059,391	61,103,212
LondonMetric Property PLC	2,746,242	6,779,688
Lookers PLC	1,343,863	1,850,954
Majestic Wine PLC	379,350	2,229,304
Man Group PLC	5,525,786	12,576,067
Marks & Spencer Group PLC	5,324,116	21,510,451
Marshalls PLC	758,214	4,306,565
Marston’s PLC	2,888,016	3,581,891
McCarthy & Stone PLC(d)	1,929,929	2,741,707
Mediclinic International PLC	1,233,152	8,282,050
Meggitt PLC	2,701,788	20,208,300
Melrose Industries PLC	16,515,845	46,774,024
Merlin Entertainments PLC(d)	2,399,919	12,397,199
Metro Bank PLC(a)(b)	272,784	11,450,387
Micro Focus International PLC	1,490,176	24,434,242
Mitchells & Butlers PLC	850,277	2,824,070
Mitie Group PLC	1,437,096	2,899,302
Mondi PLC	1,244,865	34,243,014
Moneysupermarket.com Group PLC	1,859,638	7,662,097
Morgan Advanced Materials PLC	1,332,983	6,238,795
NBrown Group PLC	657,965	1,253,201
National Express Group PLC	1,534,735	8,145,365
National Grid PLC	11,184,338	119,319,754
NewRiver REIT PLC	1,103,549	3,966,372
NEX Group PLC	1,115,398	14,777,553
Next PLC	491,345	38,258,834
NMC Health PLC	389,853	19,412,362
Northgate PLC	632,623	3,626,417
Ocado Group PLC(a)(b)	1,835,807	26,633,819
On the Beach Group PLC(d)	460,515	2,679,099
OneSavings Bank PLC	786,244	4,486,399
Ophir Energy PLC(a)	3,438,861	1,953,232
Oxford Biomedica PLC(a)	73,285	855,572
Oxford Instruments PLC	240,079	3,004,373
P2P Global Investments PLC/Fund	349,098	3,686,333
Pagegroup PLC	1,169,312	9,180,067
Paragon Banking Group PLC	1,071,571	7,000,057
Pearson PLC	2,700,407	32,751,742
Pennon Group PLC	1,411,537	13,912,807
Persimmon PLC	1,078,030	35,098,125
Petra Diamonds Ltd.(a)(b)	3,718,542	2,248,666
Petrofac Ltd.	866,550	6,972,503
Pets at Home Group PLC(b)	1,784,715	2,718,018
Phoenix Group Holdings	1,901,254	17,183,462
Playtech PLC	1,100,105	7,760,795

Security	Shares	Value

United Kingdom (continued)
Plus500 Ltd	346,540	$8,436,895
Polypipe Group PLC	903,304	4,450,521
Premier Foods PLC(a)(b)	3,546,870	1,914,549
Premier Oil PLC(a)	2,609,885	4,382,104
Primary Health Properties PLC(b)	2,953,059	4,385,002
Provident Financial PLC(a)	880,739	7,740,577
Prudential PLC	8,643,427	204,651,281
Purplebricks Group PLC(a)(b)	803,074	2,958,039
PZ Cussons PLC	1,051,054	3,212,419
QinetiQ Group PLC	2,266,782	8,046,163
Quilter PLC(a)(d)	6,261,349	12,706,019
Randgold Resources Ltd	314,168	23,366,642
Rathbone Brothers PLC	205,443	6,618,674
RDI REIT PLC	6,402,836	2,990,017
Reckitt Benckiser Group PLC	2,258,751	201,389,545
Redde PLC	1,280,211	2,784,309
Redrow PLC	877,404	6,180,522
RELX PLC	3,512,108	76,591,541
Renewi PLC	3,419,116	3,139,519
Renishaw PLC	140,947	10,113,336
Rentokil Initial PLC	6,204,624	27,615,354
Restaurant Group PLC (The)(b)	780,093	2,711,712
Rightmove PLC	319,677	20,425,882
Rio Tinto PLC	4,037,291	222,243,247
Rolls-Royce Holdings PLC	5,621,560	73,077,183
Rotork PLC	2,961,842	13,982,828
Royal Bank of Scotland Group PLC(a)	16,199,776	54,272,671
Royal Dutch Shell PLC, Class A	15,506,804	531,918,730
Royal Dutch Shell PLC, Class B	12,748,030	446,734,556
Royal Mail PLC	3,007,372	18,497,740
RPC Group PLC	1,409,168	15,061,391
RPS Group PLC	1,002,023	3,226,863
RSA Insurance Group PLC	3,404,984	28,773,129
Safestore Holdings PLC	917,019	6,736,242
Saga PLC	4,002,265	6,520,467
Sage Group PLC (The)	3,672,714	29,966,001
Sanne Group PLC	452,037	4,186,296
Savills PLC	533,154	6,196,375
Schroders PLC	421,509	17,212,235
Segro PLC	3,238,658	28,251,273
Senior PLC	1,689,399	7,029,375
Serco Group PLC(a)	4,118,572	5,461,967
Severn Trent PLC	774,078	19,642,861
Shaftesbury PLC	811,983	9,926,911
Shire PLC	3,082,155	175,911,751
SIG PLC	2,161,694	3,442,423
Sirius Minerals PLC(a)(b)	14,802,234	7,063,846
Sky PLC	3,471,144	69,369,151
Smart Metering Systems PLC	344,496	2,837,887
Smith & Nephew PLC	2,919,431	50,569,413
Smiths Group PLC	1,322,887	28,007,708
Soco International PLC	851,275	1,069,761
Softcat PLC	426,190	4,517,165
Sophos Group PLC(d)	1,277,542	8,090,842
Sound Energy PLC(a)(b)	2,833,230	1,563,156
Spectris PLC	418,626	12,712,427
Spirax-Sarco Engineering PLC	249,362	22,717,148
Spire Healthcare Group PLC(d)	1,079,235	3,510,904
Sports Direct International PLC(a)	866,648	4,700,776
SSE PLC	3,324,706	54,514,816

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
SSP Group PLC	1,656,890	$14,814,075
St. James’s Place PLC	1,769,504	27,981,440
St. Modwen Properties PLC	879,195	4,670,803
Stagecoach Group PLC	1,696,126	3,550,931
Standard Chartered PLC	9,828,359	88,699,412
Standard Life Aberdeen PLC	9,187,115	37,635,911
Stobart Group Ltd.	1,363,493	4,203,123
Stock Spirits Group PLC	1,004,522	2,846,194
Superdry PLC	203,205	3,315,935
Synthomer PLC	1,002,717	6,958,015
TalkTalk Telecom Group PLC(b)	2,499,292	3,760,380
Tate & Lyle PLC	1,616,684	13,233,083
Taylor Wimpey PLC	11,349,271	26,045,530
Ted Baker PLC	128,831	3,728,011
Telecom Plus PLC	293,833	3,977,696
Tesco PLC	32,728,038	111,749,459
Thomas Cook Group PLC	5,176,794	6,512,246
TORM PLC(b)	113,163	879,747
TP ICAP PLC	2,019,905	7,418,913
Travis Perkins PLC	860,188	13,495,092
Tritax Big Box REIT PLC	4,759,961	9,509,432
Tullow Oil PLC(a)	4,703,974	13,976,049
Ultra Electronics Holdings PLC	279,502	6,053,176
Unilever PLC	4,100,565	234,251,916
UNITE Group PLC (The)	875,809	10,063,865
United Utilities Group PLC	2,313,938	21,829,947
Vectura Group PLC(a)	2,874,530	3,016,533
Vedanta Resources PLC	323,610	3,480,864
Vesuvius PLC	777,439	6,470,670
Victoria PLC(a)	363,600	3,939,628
Victrex PLC	288,249	11,925,615
Virgin Money Holdings UK PLC	1,201,807	6,250,708
Vodafone Group PLC	89,526,020	218,430,618
Weir Group PLC (The)	836,392	21,377,729
WH Smith PLC	391,399	9,883,295
Whitbread PLC	610,856	31,370,533
William Hill PLC	2,943,788	11,488,010
Wm Morrison Supermarkets PLC	7,383,004	25,306,018
Workspace Group PLC	445,863	6,351,591
WPP PLC	4,305,590	67,322,498

		10,390,048,900

Total Common Stocks — 99.1% (Cost: $54,510,621,540)		58,240,411,062

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	168,821	13,985,059
Biotest AG, Preference Shares, NVS	124,099	3,579,232
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	34,505	2,650,461
Fuchs Petrolub SE, Preference Shares, NVS	273,299	15,438,671
Henkel AG & Co. KGaA, Preference Shares, NVS	602,623	75,621,901
Jungheinrich AG, Preference Shares, NVS	181,175	6,673,253

Security	Shares	Value

Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	547,932	$37,120,158
Sartorius AG, Preference Shares, NVS(b)	122,899	19,987,926
Schaeffler AG, Preference Shares, NVS	637,214	8,738,110
Sixt SE, Preference Shares, NVS	44,925	3,747,850
STO SE & Co. KGaA, Preference Shares, NVS	6,008	773,263
Volkswagen AG, Preference Shares, NVS	628,518	111,942,249

		300,258,133
Italy — 0.0%
Danieli & C Officine Meccaniche SpA RSP, Preference Shares, NVS	102,182	1,793,371
Intesa Sanpaolo SpA, Preference Shares, NVS	3,028,188	9,669,209
Telecom Italia SpA/Milano, Preference Shares, NVS	19,243,713	12,834,186

		24,296,766

Total Preferred Stocks — 0.5% (Cost: $318,993,886)		324,554,899

Warrants

Spain — 0.0%
Abengoa SA, NVS (Expires 03/25/31)(a)(b)(c)	1,476,448	17,275

Total Warrants — 0.0% (Cost: $0)		17,275

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(f)(g)(h)	717,089,533	717,304,659
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(f)(g)	85,162,144	85,162,144

		802,466,803

Total Short-Term Investments — 1.4% (Cost: $802,295,537)		802,466,803

Total Investments in Securities —101.0% (Cost: $55,631,910,963)		59,367,450,039

Other Assets, Less Liabilities — (1.0)%		(592,556,254)

Net Assets — 100.0%		$58,774,893,785

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

38	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	467,882,832	249,206,701	717,089,533	$717,304,659	$18,305,797	(b)	$(76,429)		$115,416
BlackRock Cash Funds: Treasury, SL Agency Shares	17,930,067	67,232,077	85,162,144	85,162,144	1,478,474		—		—

				$802,466,803	$19,784,271		$(76,429)		$115,416

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE E-Mini	2,039	09/21/18	$204,338	$514,788

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$514,788

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$3,936,043

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$(2,747,472)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$232,196,643

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued)	iShares® Core MSCI EAFE ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$58,231,096,361	$7,926,388	$1,388,313	$58,240,411,062
Preferred Stocks	324,554,899	—	—	324,554,899
Warrants	—	—	17,275	17,275
Money Market Funds	802,466,803	—	—	802,466,803

	$59,358,118,063	$7,926,388	$1,405,588	$59,367,450,039

Derivative financial instruments(a)
Assets
Futures Contracts	$514,788	$—	$—	$514,788

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

40	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments	iShares Core MSCI Europe ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.6%
ams AG	15,104	$1,090,234
ANDRITZ AG	18,805	1,067,576
BAWAG Group AG(a)	14,867	701,372
CA Immobilien Anlagen AG	24,420	854,893
Erste Group Bank AG	72,241	3,124,067
IMMOFINANZ AG	26,648	701,539
Lenzing AG	4,160	528,114
Oesterreichische Post AG	11,196	531,069
OMV AG	35,621	2,015,566
Raiffeisen Bank International AG	38,756	1,293,735
Schoeller-Bleckmann Oilfield Equipment AG	3,519	402,271
Telekom Austria AG	53,420	465,030
UNIQA Insurance Group AG	40,159	402,452
voestalpine AG	26,690	1,338,772
Wienerberger AG	30,944	759,603

		15,276,293
Belgium — 1.9%
Ackermans & van Haaren NV	6,373	1,163,250
Ageas	44,583	2,391,736
AGFA-Gevaert NV(b)	64,931	310,424
Anheuser-Busch InBev SA/NV	174,911	17,721,050
Befimmo SA	5,946	357,596
Bekaert SA	11,210	315,577
bpost SA	25,535	402,446
Cofinimmo SA	6,140	804,620
Colruyt SA	14,454	864,537
Econocom Group SA/NV(c)	53,657	189,725
Elia System Operator SA/NV	9,361	583,786
Euronav NV	46,568	394,758
EVS Broadcast Equipment SA	11,350	264,805
Fagron	12,286	227,416
Galapagos NV(b)	10,640	1,172,977
Groupe Bruxelles Lambert SA	17,268	1,836,179
Intervest Offices & Warehouses NV	14,118	370,021
KBC Ancora	14,306	786,051
KBC Group NV	57,723	4,441,353
Melexis NV	5,380	500,757
Nyrstar NV(b)(c)	38,411	184,266
Ontex Group NV	21,563	651,938
Orange Belgium SA	14,436	231,742
Proximus SADP	34,742	850,802
Sofina SA	3,740	678,278
Solvay SA	17,921	2,458,554
Telenet Group Holding NV(b)	13,308	641,215
UCB SA	30,421	2,614,743
Umicore SA	49,753	2,910,676
Warehouses De Pauw CVA	6,050	812,647

		47,133,925
Denmark — 2.8%
Ambu A/S, Series B	42,564	1,675,219

AP Moller - Maersk A/S, Class A	1,038	1,397,911
AP Moller - Maersk A/S, Class B, NVS	1,414	2,034,641
Bavarian Nordic A/S(b)	9,288	283,720
Carlsberg A/S, Class B	23,457	2,830,055
Chr Hansen Holding A/S	23,264	2,410,709
Coloplast A/S, Class B	27,678	3,021,117
Danske Bank A/S	170,021	4,946,624
Dfds A/S	8,881	585,255

Security	Shares	Value

Denmark (continued)
DSV A/S	43,465	$3,647,995
FLSmidth & Co. A/S	10,008	659,210
Genmab A/S(b)	14,320	2,455,917
GN Store Nord A/S	35,741	1,706,430
H Lundbeck A/S	17,334	1,255,829
ISS A/S	40,833	1,527,570
Jyske Bank A/S, Registered	18,273	1,035,152
Nilfisk Holding A/S(b)	8,094	419,494
Novo Nordisk A/S, Class B	407,500	20,361,400
Novozymes A/S, Class B	53,095	2,797,656
Orsted A/S(a)	43,082	2,659,111
Pandora A/S	26,151	1,860,521
Per Aarsleff Holding A/S	10,101	360,906
Rockwool International A/S, Class B	2,377	952,704
Royal Unibrew A/S	12,295	1,024,382
SimCorp A/S	11,929	1,019,180
Spar Nord Bank A/S	34,842	375,931
Sydbank A/S	24,124	895,664
Topdanmark A/S	16,286	698,784
Tryg A/S	30,011	734,809
Vestas Wind Systems A/S	48,425	3,126,549
William Demant Holding A/S(b)	31,975	1,529,638

		70,290,083
Finland — 1.7%
Amer Sports OYJ	30,400	976,384
Cargotec OYJ, Class B	11,542	573,681
Caverion OYJ(b)(c)	30,483	255,552
Citycon OYJ	113,564	239,176
Elisa OYJ	31,848	1,385,094
Fortum OYJ	101,383	2,548,027
Huhtamaki OYJ	26,584	956,467
Kemira OYJ	32,871	431,914
Kesko OYJ, Class B	16,907	950,725
Kone OYJ, Class B	78,216	4,282,065
Konecranes OYJ	19,125	740,462
Metsa Board OYJ	55,307	573,995
Metso OYJ	28,274	1,035,467
Neste OYJ	32,370	2,674,699
Nokia OYJ	1,319,062	7,170,493
Nokian Renkaat OYJ	29,170	1,265,895
Orion OYJ, Class B	25,749	887,560
Outokumpu OYJ	75,842	514,686
Outotec OYJ(b)	42,317	348,374
Sampo OYJ, Class A	97,406	4,953,133
Stora Enso OYJ, Class R	126,139	2,086,170
Tieto OYJ	16,654	519,108
UPM-Kymmene OYJ	121,433	4,313,632
Uponor OYJ	18,527	282,241
Valmet OYJ	33,776	701,473
Wartsila OYJ Abp	104,001	2,249,982
YIT OYJ(c)	51,376	349,254

		43,265,709
France — 15.6%
ABC arbitrage	47,107	393,539
Accor SA, NVS	44,141	2,276,608
Aeroports de Paris, NVS	7,701	1,724,621
Air France-KLM, NVS(b)	48,256	440,968
Air Liquide SA	96,942	12,420,260
Airbus SE	134,333	16,660,697

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued)	iShares Core MSCI Europe ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
ALD SA(a)	27,510	$491,834
Alstom SA, NVS	35,415	1,590,365
Alten SA, NVS	8,784	873,093
Altran Technologies SA, NVS	66,467	634,212
Amundi SA(a)	14,660	1,012,710
APERAM SA	12,490	590,111
Arkema SA, NVS	16,086	2,018,599
Atos SE	22,260	2,991,305
AXA SA, NVS	445,124	11,249,659
BioMerieux, NVS	9,451	787,340
BNP Paribas SA	258,711	16,851,583
Boiron SA, NVS	3,515	277,609
Bollore SA, NVS	235,490	1,097,181
Bouygues SA, NVS	49,971	2,199,004
Bureau Veritas SA, NVS	60,361	1,555,878
Capgemini SE	37,790	4,854,940
Carrefour SA, NVS	133,695	2,402,763
Casino Guichard Perrachon SA, NVS	13,758	560,839
Cellectis SA, NVS(b)(c)	10,421	307,510
CGG SA(b)	163,196	446,817
Cie. de Saint-Gobain, NVS	113,998	5,078,573
Cie. Generale des Etablissements Michelin SCA, NVS	39,542	5,093,901
Cie. Plastic Omnium SA, NVS	17,325	727,125
CNP Assurances, NVS	43,494	1,017,804
Coface SA(b)	34,855	312,391
Covivio	6,953	725,267
Credit Agricole SA	266,231	3,742,717
Danone SA, NVS	136,706	10,750,436
Dassault Aviation SA, NVS	640	1,183,155
Dassault Systemes SE, NVS	30,178	4,512,590
DBV Technologies SA(b)(c)	5,740	204,169
Edenred, NVS	58,179	2,291,997
Eiffage SA, NVS	17,263	1,933,408
Electricite de France SA, NVS	134,181	2,009,581
Elior Group SA(a)	27,124	444,310
Elis SA, NVS	54,089	1,244,220
Engie SA	416,211	6,727,737
Eramet, NVS	2,559	254,204
Essilor International Cie Generale d’Optique SA, NVS	48,005	7,088,436
Eurazeo SA, NVS	11,538	893,028
Eurofins Scientific SE, NVS	2,821	1,540,112
Eutelsat Communications SA	40,783	874,197
Faurecia SA, NVS	19,293	1,312,440
Fnac Darty SA(b)	5,393	490,293
Gaztransport Et Technigaz SA	7,145	468,579
Gecina SA	10,553	1,801,506
Genfit, NVS(b)(c)	11,091	314,304
Getlink, NVS	112,917	1,492,279
Hermes International, NVS	7,403	4,691,276
ICADE	7,554	731,833
Iliad SA, NVS	6,042	957,910
Imerys SA, NVS	11,309	878,612
Ingenico Group SA, NVS	14,253	1,183,381
Innate Pharma SA(b)(c)	19,699	112,570
Ipsen SA, NVS	10,330	1,718,113
IPSOS, NVS	11,859	397,120
JCDecaux SA	19,185	627,181
Kering SA, NVS	17,586	9,382,887
Klepierre SA	47,951	1,810,511
Korian SA	15,063	528,029

Security	Shares	Value

France (continued)
Lagardere SCA, NVS	31,746	$928,239
Legrand SA	59,787	4,395,897
L’Oreal SA	57,310	14,048,146
LVMH Moet Hennessy Louis Vuitton SE, NVS	64,207	22,451,235
Maisons du Monde SA(a)	12,061	369,169
Mercialys SA	17,788	318,853
Metropole Television SA	11,843	255,383
Natixis SA	232,218	1,670,997
Neopost SA	12,914	333,932
Nexans SA	8,904	298,375
Nexity SA	10,903	672,297
Orange SA, NVS	449,667	7,689,435
Orpea, NVS	12,180	1,676,655
Pernod Ricard SA, NVS	48,240	7,786,344
Peugeot SA, NVS	137,327	3,954,323
Pierre & Vacances SA, NVS(b)	6,630	209,451
Publicis Groupe SA, NVS	47,635	3,046,494
Rallye SA, NVS(c)	13,905	163,997
Remy Cointreau SA, NVS	5,555	759,157
Renault SA, NVS	44,755	3,942,607
Rexel SA	75,871	1,188,225
Rubis SCA	21,679	1,279,691
Safran SA	77,237	9,583,864
Sanofi, NVS	260,218	22,643,299
Sartorius Stedim Biotech, NVS	7,911	942,288
Schneider Electric SE, NVS	121,805	9,810,939
SCOR SE	38,773	1,508,432
SEB SA, NVS	5,526	1,051,323
SES SA	86,873	1,737,635
Societe BIC SA, NVS	6,189	591,988
Societe Generale SA, NVS	177,072	7,895,751
Sodexo SA, NVS	21,188	2,347,215
SOITEC, NVS(b)	5,040	432,549
Sopra Steria Group, NVS	4,716	835,419
SPIE SA, NVS	30,687	582,744
STMicroelectronics NV	158,733	3,455,425
Suez	92,416	1,308,930
Teleperformance, NVS	13,786	2,529,234
Television Francaise 1	20,011	217,398
Thales SA, NVS	25,075	3,299,172
TOTAL SA, NVS	552,412	36,105,106
Ubisoft Entertainment SA, NVS(b)	18,672	2,063,248
Unibail-Rodamco-Westfield, New	32,550	7,230,464
Valeo SA, NVS	56,362	2,769,748
Vallourec SA, NVS(b)(c)	88,943	574,454
Veolia Environnement SA, NVS	122,123	2,791,358
Vicat SA, NVS	5,402	349,846
Vinci SA	113,996	11,470,772
Vivendi SA, NVS	240,021	6,234,574
Wendel SA, NVS	7,076	1,032,426
Worldline SA/France, NVS(a)(b)	13,480	804,386

		393,897,116
Germany — 13.7%
1&1 Drillisch AG	14,031	834,803
Aareal Bank AG	15,685	721,243
adidas AG	43,625	9,654,869
ADO Properties SA(a)	7,037	401,802
AIXTRON SE(b)	29,794	428,958
Allianz SE, Registered	99,809	22,088,065
alstria office REIT AG	35,936	558,383

42	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares Core MSCI Europe ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
AURELIUS Equity Opportunities SE & Co KGaA	6,877	$424,852
Aurubis AG	9,317	763,313
Axel Springer SE	11,298	844,709
BASF SE	208,746	20,067,034
Bayer AG,Registered	207,983	23,181,578
Bayerische Motoren Werke AG	74,154	7,174,509
Bechtle AG	10,083	905,467
Beiersdorf AG	22,293	2,597,960
Bilfinger SE	9,149	471,439
Brenntag AG	36,313	2,178,787
CANCOM SE	10,252	555,145
Carl Zeiss Meditec AG, Bearer	11,027	857,348
CECONOMY AG(c)	46,963	385,962
Commerzbank AG(b)	234,280	2,531,767
CompuGroup Medical SE	8,535	476,151
Continental AG	24,983	5,758,580
Covestro AG(a)	44,236	4,249,361
CTS Eventim AG & Co. KGaA	15,817	746,190
Daimler AG, Registered	209,672	14,511,081
Delivery Hero SE(a)(b)	23,655	1,344,575
Deutsche Bank AG, Registered	454,163	5,945,232
Deutsche Boerse AG	44,721	5,897,121
Deutsche EuroShop AG	12,321	434,792
Deutsche Lufthansa AG, Registered	56,911	1,598,130
Deutsche Pfandbriefbank AG(a)	34,285	537,543
Deutsche Post AG, Registered	227,317	8,029,706
Deutsche Telekom AG, Registered	756,326	12,521,895
Deutsche Wohnen SE	82,561	4,024,378
Diebold Nixdorf AG	6,043	410,803
DMG Mori AG	7,025	372,759
Duerr AG(c)	14,299	627,730
E.ON SE	505,873	5,708,254
ElringKlinger AG(c)	9,518	120,831
Evonik Industries AG	36,529	1,352,745
Evotec AG(b)(c)	33,364	693,307
Fraport AG Frankfurt Airport Services Worldwide	10,012	1,000,188
Freenet AG	32,631	935,408
Fresenius Medical Care AG&Co. KGaA	50,302	4,916,820
Fresenius SE & Co. KGaA	95,971	7,413,446
GEA Group AG	42,334	1,654,399
Gerresheimer AG	8,356	711,761
Gerry Weber International AG(b)	20,772	140,479
Grand City Properties SA	30,093	782,374
GRENKE AG	8,251	912,794
Hannover Rueck SE	12,676	1,690,798
Hapag-LloydAG(a)(c)	9,220	374,123
HeidelbergCement AG	35,342	3,002,977
Heidelberger Druckmaschinen AG(b)(c)	99,972	287,284
Henkel AG & Co. KGaA	23,604	2,532,559
HOCHTIEF AG	4,693	843,974
HUGO BOSS AG	15,441	1,392,585
Indus Holding AG	6,590	414,061
Infineon Technologies AG	264,188	7,004,507
Innogy SE(b)	33,998	1,465,671
Jenoptik AG	13,834	556,167
K+S AG, Registered	44,548	1,177,468
KION Group AG	16,899	1,161,447
Kloeckner & Co. SE	23,176	255,443
Krones AG	4,097	507,173
LANXESS AG	21,268	1,749,390

Security	Shares	Value

Germany (continued)
LEG Immobilien AG	13,887	$1,563,755
Leoni AG	8,548	435,769
Linde AG	42,348	10,459,857
MAN SE	9,984	1,120,867
Merck KGaA	30,086	3,093,564
METRO AG(c)	44,150	545,506
MorphoSys AG(b)	7,442	978,725
MTU Aero Engines AG	12,853	2,721,997
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	34,745	7,713,983
Nemetschek SE	5,528	768,403
Nordex SE(b)	18,431	206,983
Norma Group SE	9,984	633,153
OSRAM Licht AG	23,337	1,042,523
Pfeiffer Vacuum Technology AG	2,963	486,747
ProSiebenSat.1 Media SE	54,994	1,488,961
Puma SE	2,148	1,078,192
QIAGEN NV(b)	52,169	1,891,641
Rational AG(c)	1,010	692,506
Rheinmetall AG	11,242	1,358,778
RHOEN-KLINIKUMAG	14,381	422,682
RIB Software SE(c)	9,918	220,487
Rocket Internet SE(a)(b)	23,720	824,837
RTL Group SA	11,780	878,679
RWE AG	118,920	3,122,355
Salzgitter AG	10,419	515,669
SAP SE	226,317	26,440,510
Scout24 AG(a)	25,847	1,345,782
SGL Carbon SE(b)	21,917	259,261
Siemens AG, Registered	175,657	24,819,507
Siemens Healthineers AG(a)(b)	34,288	1,528,322
Siltronic AG	5,335	931,027
Sixt SE	5,723	741,939
SMA Solar Technology AG	5,225	220,820
Software AG	13,818	652,854
StabilusSA(c)	9,375	798,559
STADA Arzneimittel AG	6,862	655,157
Stroeer SE & Co. KGaA	8,042	494,001
Suedzucker AG(c)	20,172	294,320
Symrise AG	29,200	2,640,308
TAG Immobilien AG	37,827	856,421
Telefonica Deutschland Holding AG	195,130	855,485
thyssenkrupp AG	99,438	2,655,049
TLG Immobilien AG	23,829	623,422
TUI AG	105,405	2,255,103
Uniper SE	50,432	1,574,923
United Internet AG,Registered(d)	30,089	1,619,460
Volkswagen AG	8,232	1,426,478
Vonovia SE	110,415	5,349,804
Vossloh AG	5,478	283,942
Wirecard AG	28,045	5,242,047
Zalando SE(a)(b)	27,506	1,578,918
zooplus AG(b)(c)	1,847	320,273

		346,602,764
Ireland — 1.0%
AIB Group PLC	198,006	1,135,217
Bank of Ireland Group PLC	241,475	2,075,241
C&C Group PLC	109,903	442,357
Cairn Homes PLC, NVS(b)	214,619	431,918
CRH PLC	193,461	6,627,795

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued)	iShares Core MSCI Europe ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Dalata Hotel Group PLC(b)	63,654	$506,453
Glanbia PLC	47,585	783,373
Grafton Group PLC	56,856	571,290
Kerry Group PLC, Class A	37,376	3,966,475
Kingspan Group PLC	38,721	1,799,535
Paddy Power Betfair PLC	20,205	2,204,511
Ryanair Holdings PLC, ADR, NVS(b)(c)	3,075	324,105
Smurfit Kappa Group PLC	55,841	2,292,015
UDG Healthcare PLC	75,309	829,808

		23,990,093
Italy — 4.0%
A2A SpA	425,719	782,784
Amplifon SpA	24,937	559,042
Anima Holding SpA(a)	88,993	478,564
Ascopiave SpA	75,101	279,433
Assicurazioni Generali SpA	274,336	4,879,002
Atlantia SpA	116,701	3,464,174
Autogrill SpA	38,730	423,705
Azimut Holding SpA	30,611	514,503
Banca Generali SpA	16,503	445,660
Banca Mediolanum SpA	57,827	415,774
Banca Popolare di Sondrio SCPA	166,455	722,173
Banco BPM SpA(b)	378,492	1,204,565
Beni Stabili SpA SIIQ	370,832	327,589
BPER Banca	123,283	689,647
Brembo SpA	44,419	609,117
Buzzi Unicem SpA	25,937	572,052
Cerved Group SpA	63,235	727,303
CNH Industrial NV	239,330	2,810,083
Credito Emiliano SpA	62,178	461,971
Davide Campari-Milano SpA, NVS	156,530	1,320,497
De’ Longhi SpA	19,249	566,661
DiaSorin SpA	5,306	569,921
Enav SpA(a)	69,526	358,423
Enel SpA	1,851,963	10,336,066
Eni SpA	579,028	11,154,228
ERG SpA	13,766	309,897
Ferrari NV	29,363	3,909,735
Fiat Chrysler Automobiles NV(b)	251,343	4,293,038
FinecoBank Banca Fineco SpA	117,297	1,379,296
Hera SpA	227,206	753,929
IMA Industria Macchine Automatiche SpA	4,924	414,816
Immobiliare Grande Distribuzione SIIQ SpA	37,856	320,286
Infrastrutture Wireless Italiane SpA(a)	75,155	615,546
Interpump Group SpA(c)	21,939	691,543
Intesa Sanpaolo SpA	3,096,630	9,543,544
Iren SpA	226,497	641,861
Italgas SpA	131,397	756,560
Leonardo SpA	80,029	959,789
Luxottica Group SpA	39,361	2,666,547
Mediaset SpA(b)	99,911	339,363
Mediobanca Banca di Credito Finanziario SpA	149,407	1,553,045
Moncler SpA	43,619	1,925,094
Pirelli & C SpA(a)(b)	93,966	821,509
Poste Italiane SpA(a)	131,064	1,221,598
Prysmian SpA	58,051	1,490,901
Recordati SpA	25,745	963,332
Saipem SpA(b)	153,856	804,866
Salini Impregilo SpA(c)	73,218	193,611
Salvatore Ferragamo SpA	15,213	352,173

Security	Shares	Value

Italy (continued)
Saras SpA	149,449	$358,469
Snam SpA	529,115	2,275,160
Societa Cattolica di Assicurazioni SC	49,035	451,529
Tamburi Investment Partners SpA	64,011	471,845
Telecom Italia SpA/Milano(b)	2,649,547	2,044,208
Tenaris SA	107,468	1,965,363
Terna Rete Elettrica Nazionale SpA	340,655	1,909,215
Tod’s SpA(c)	3,840	245,093
UniCredit SpA	463,315	8,220,434
Unione di Banche Italiane SpA	258,446	1,071,083
Unipol Gruppo SpA	141,582	589,411

		101,196,626
Netherlands — 5.8%
Aalberts Industries NV	25,509	1,158,057
ABN AMROGroup NV, CVA(a)	96,008	2,662,321
Aegon NV	413,349	2,728,692
AerCap Holdings NV(b)	32,094	1,801,436
Akzo Nobel NV	58,217	5,388,041
Arcadis NV	22,540	412,473
ArcelorMittal	153,432	4,939,580
ASM International NV	13,833	800,202
ASML Holding NV	94,539	20,297,926
ASR Nederland NV	33,485	1,500,561
BE Semiconductor Industries NV	21,911	476,848
Boskalis Westminster	22,563	692,732
Corbion NV	18,017	617,667
COSMO Pharmaceuticals NV(b)(c)	2,502	323,996
Eurocommercial Properties NV	11,859	502,298
Euronext NV(a)	15,037	935,124
EXOR NV	26,537	1,747,473
Flow Traders(a)	8,548	254,040
Fugro NV(b)(c)	22,465	324,228
Gemalto NV(b)	19,078	1,113,432
Heineken Holding NV	28,357	2,742,254
Heineken NV	56,033	5,673,687
IMCDNV	14,349	1,043,440
INGGroep NV	890,650	13,653,665
InterXion Holding NV(b)	20,319	1,318,297
Koninklijke Ahold Delhaize NV	295,842	7,530,495
Koninklijke BAM Groep NV(c)	72,752	299,124
Koninklijke DSM NV	41,594	4,435,518
Koninklijke KPN NV	781,774	2,263,920
Koninklijke Philips NV	215,779	9,477,811
Koninklijke Vopak NV	17,880	842,678
NN Group NV	71,303	3,155,251
NSI NV	9,739	380,027
NXP Semiconductors NV(b)	79,785	7,606,702
OCI NV(b)	20,291	613,955
PostNL NV	131,849	521,278
Randstad NV	29,594	1,878,832
RELX NV	231,011	5,026,127
Rhi Magnesita NV(c)	7,513	480,145
SBM Offshore NV	45,036	700,045
Signify NV(a)	28,382	787,703
TKH Group NV	12,480	781,949
TomTom NV(b)	59,401	608,839
Unilever NV, CVA	357,458	20,594,329
Wereldhave NV	11,022	409,844
Wessanen(c)	25,127	374,260

44	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares Core MSCI Europe ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	66,191	$3,993,157

		145,870,459
Norway — 1.4%
Akastor ASA(b)(c)	63,143	130,978
Aker BP ASA	27,882	997,925
Aker Solutions ASA(b)	45,074	308,707
Bakkafrost P/F	11,823	727,755
Borr Drilling Ltd.(b)(c)	108,921	516,042
Borregaard ASA	30,625	290,940
DNB ASA	227,566	4,596,122
DNO ASA(b)	262,462	556,507
Entra ASA(a)	30,808	449,984
Equinor ASA	271,078	7,206,743
Gjensidige Forsikring ASA	52,435	842,456
Kongsberg Automotive ASA(b)	321,339	374,691
Leroy Seafood Group ASA	88,379	695,985
Marine Harvest ASA	117,192	2,565,413
Norsk Hydro ASA	320,310	1,828,141
Norwegian Air Shuttle ASA(b)(c)	7,145	209,159
Norwegian Finans Holding ASA(b)	41,614	508,217
Norwegian Property ASA	221,152	312,158
Orkla ASA	196,260	1,662,138
Petroleum Geo-Services ASA(b)	76,894	375,914
REC Silicon ASA(b)(c)	1,141,986	114,377
Salmar ASA	16,153	825,166
Schibsted ASA, Class B	23,711	771,227
Selvaag Bolig ASA	64,710	353,044
Storebrand ASA	127,526	1,087,539
Subsea 7 SA	63,967	928,418
Telenor ASA	176,994	3,465,018
TGS NOPEC Geophysical Co. ASA	28,232	1,077,676
XXL ASA(a)	37,107	227,726
Yara International ASA	42,451	1,875,237

		35,881,403
Portugal — 0.3%
Banco Comercial Portugues SA, Class R(b)	2,459,117	772,265
EDP - Energias de Portugal SA	573,554	2,341,423
Galp Energia SGPS SA	118,333	2,435,434
Jeronimo Martins SGPS SA	61,438	915,103
Navigator Co. SA (The)	73,186	418,223
NOS SGPS SA	75,759	441,614
REN - Redes Energeticas Nacionais SGPS SA(c)	146,574	429,776
Sonae SGPS SA	355,750	404,799

		8,158,637
Spain — 4.8%
Acciona SA(c)	6,662	573,079
Acerinox SA	44,375	642,522
ACS Actividades de Construccion y Servicios SA	59,724	2,621,901
Aena SME SA(a)	15,431	2,805,755
Amadeus IT Group SA	101,518	8,671,026
Applus Services SA	43,079	624,009
Atresmedia Corp. de Medios de Comunicacion SA	26,881	210,729
Banco Bilbao Vizcaya Argentaria SA	1,541,836	11,340,107
Banco de Sabadell SA	1,319,214	2,204,957
Banco Santander SA	3,716,091	20,955,253
Bankia SA	310,747	1,225,661
Bankinter SA	167,872	1,622,811
Bolsas y Mercados Espanoles SHMSF SA	17,832	574,604
CaixaBank SA	848,940	3,930,499

Security	Shares	Value

Spain (continued)
Cellnex Telecom SA(a)(c)	41,029	$1,090,216
Cia. de Distribucion Integral Logista Holdings SA	15,400	365,060
Cie. Automotive SA	21,408	658,774
Corp Financiera Alba SA	6,381	367,705
Distribuidora Internacional de Alimentacion SA(c)	137,345	307,420
Ebro Foods SA	20,289	439,174
Enagas SA	44,805	1,253,985
Ence Energia y Celulosa SA	40,339	380,893
Endesa SA	72,412	1,675,874
Euskaltel SA(a)	36,084	335,861
Faes Farma SA	86,456	377,825
Ferrovial SA	115,943	2,398,454
Global Dominion Access SA(a)(b)	14,471	75,685
Grifols SA	71,160	2,069,031
Grupo Catalana Occidente SA	11,642	497,874
Iberdrola SA	1,322,100	10,287,044
Iberdrola SA, New(b)	38,881	302,526
Indra Sistemas SA(b)	37,845	460,075
Industria de Diseno Textil SA	248,326	8,150,038
Inmobiliaria Colonial SOCIMI SA	82,346	887,856
International Consolidated Airlines Group SA	150,787	1,401,900
Lar Espana Real Estate SOCIMI SA	35,915	382,404
Liberbank SA(b)	668,741	394,360
Mapfre SA	272,789	858,267
Masmovil Ibercom SA(b)	3,508	396,909
Mediaset Espana Comunicacion SA	41,746	329,019
Melia Hotels International SA	32,242	424,404
Merlin Properties SOCIMI SA	85,927	1,271,817
Miquel y Costas & Miquel SA	3,087	114,679
Naturgy Energy Group SA	79,731	2,162,446
Neinor Homes SA(a)(b)	23,565	446,670
NH Hotel Group SA	70,193	516,183
Papeles y Cartones de Europa SA	19,834	387,553
Prosegur Cia. de Seguridad SA	81,027	539,444
Red Electrica Corp. SA	105,362	2,236,279
Repsol SA	315,785	6,271,997
Sacyr SA	132,449	423,074
Sacyr SA, New(b)	2,839	9,068
Siemens Gamesa Renewable Energy SA(c)	57,295	810,155
Tecnicas Reunidas SA(c)	11,688	395,223
Telefonica SA	1,066,581	9,598,011
Viscofan SA	11,582	799,540
Zardoya Otis SA	57,681	552,066

		121,105,751
Sweden — 4.8%
AAK AB	58,510	949,579
AF AB, Class B	21,532	535,693
Ahlsell AB(a)	101,334	594,519
Alfa Laval AB	70,523	1,939,943
Arjo AB, Class B	79,754	270,943
Assa Abloy AB, Class B	224,670	4,458,088
Atlas Copco AB, Class A	155,795	4,464,685
Atlas Copco AB, Class B	88,956	2,333,101
Avanza Bank Holding AB	8,685	400,319
Axfood AB	31,933	647,451
Betsson AB	42,503	379,581
BillerudKorsnas AB	44,060	525,768
Boliden AB	67,731	2,019,623
Bonava AB, Class B	28,411	372,818
Castellum AB	65,791	1,187,923

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued)	iShares Core MSCI Europe ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Com Hem Holding AB	53,025	$948,669
Dometic Group AB(a)	81,666	794,674
Electrolux AB, Series B	58,378	1,371,325
Elekta AB, Class B	92,169	1,294,964
Epiroc AB, Class A(b)	168,375	2,017,461
Epiroc AB, Class B(b)	95,753	1,015,446
Essity AB, Class B	138,997	3,478,662
Evolution Gaming Group AB(a)	6,030	486,570
Fabege AB	76,595	1,085,478
Fastighets AB Balder, Class B(b)	26,112	760,190
Getinge AB, Class B	61,587	664,476
Hemfosa Fastigheter AB	48,504	666,295
Hennes & Mauritz AB, Class B	201,877	3,143,074
Hexagon AB, Class B	61,673	3,763,600
Hexpol AB	73,100	786,196
Holmen AB, Class B	25,606	570,839
Hufvudstaden AB, Class A	31,878	493,414
Husqvarna AB, Class B	107,245	849,265
ICA Gruppen AB	22,876	759,448
Industrivarden AB, Class C	42,619	899,279
Indutrade AB	28,158	740,920
Intrum AB(c)	21,901	589,989
Investor AB, Class B	103,261	4,505,781
JM AB	21,930	404,704
Kindred Group PLC	61,243	791,453
Kinnevik AB, Class B	56,477	1,952,082
Kungsleden AB	57,998	468,325
L E Lundbergforetagen AB, Class B	16,803	549,611
Loomis AB, Class B	20,849	654,427
Lundin Petroleum AB	45,343	1,497,061
Millicom International Cellular SA, SDR	16,961	1,086,780
Modern Times Group MTG AB, Class B	17,039	626,366
NCC AB, Class B	26,939	435,670
NetEnt AB	52,494	224,994
Nibe Industrier AB, Class B	95,080	1,069,772
Nobia AB	38,410	289,172
Nordea Bank AB	696,230	7,410,352
Peab AB	55,669	448,885
Ratos AB, Class B	100,998	376,104
Saab AB, Class B	18,116	836,055
Sandvik AB	264,233	4,837,152
SAS AB(b)	81,241	159,680
Securitas AB, Class B	76,034	1,369,842
Skandinaviska Enskilda Banken AB, Class A	367,908	3,939,292
Skanska AB, Class B	80,382	1,514,959
SKF AB, Class B	91,626	1,885,379
SSAB AB, Class A	78,907	389,302
SSAB AB, Class B	107,876	428,113
Svenska Cellulosa AB SCA, Class B	145,635	1,509,298
Svenska Handelsbanken AB, Class A	345,780	4,275,739
Sweco AB, Class B	22,706	610,899
Swedbank AB, Class A	204,939	4,856,093
Swedish Match AB	46,830	2,562,538
Swedish Orphan Biovitrum AB(b)	46,111	1,247,952
Tele2 AB, Class B	88,355	1,187,077
Telefonaktiebolaget LM Ericsson, Class B	714,044	5,597,572
Telia Co. AB	639,733	3,079,787
Thule Group AB(a)	37,843	885,503
Trelleborg AB, Class B	64,076	1,334,529
Volvo AB, Class B	365,059	6,404,544

Security	Shares	Value

Sweden (continued)
Wallenstam AB, Class B	56,025	$576,411
Wihlborgs Fastigheter AB	45,350	540,285

		121,079,808
Switzerland — 12.0%
ABB Ltd., Registered	417,907	9,586,533
Adecco Group AG, Registered	40,080	2,468,766
Allreal Holding AG, Registered	4,172	649,821
Arbonia AG(b)	28,833	489,287
Baloise Holding AG, Registered	12,291	1,920,624
Banque Cantonale Vaudoise, Registered	1,021	764,203
Barry Callebaut AG, Registered	566	966,202
Basilea Pharmaceutica AG, Registered(b)	5,879	389,261
BKW AG	6,922	467,060
Bucher Industries AG, Registered	2,046	665,053
Burckhardt Compression Holding AG	1,101	400,364
Cembra Money Bank AG	10,417	956,470
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	288	1,986,909
Chocoladefabriken Lindt & Spruengli AG, Registered	29	2,325,859
Cie. Financiere Richemont SA, Registered	122,341	10,751,179
Clariant AG, Registered	59,529	1,424,487
Coca-Cola HBC AG	47,003	1,685,681
Credit Suisse Group AG, Registered	590,761	9,529,751
Daetwyler Holding AG, Bearer	3,031	559,663
dormakaba Holding AG, Class B	932	597,798
Dufry AG, Registered	8,473	1,122,031
Emmi AG, Registered	746	611,494
EMS-Chemie Holding AG, Registered	2,056	1,318,747
Flughafen Zurich AG, Registered	5,161	1,082,246
Forbo Holding AG, Registered	373	591,149
Galenica AG(a)	15,112	863,979
GAM Holding AG	41,154	416,944
Geberit AG, Registered	8,652	3,860,190
Georg Fischer AG, Registered	1,076	1,389,018
Givaudan SA, Registered	2,058	4,829,024
Helvetia Holding AG, Registered	1,940	1,148,323
Idorsia Ltd.(b)	27,525	684,511
Implenia AG, Registered	6,927	548,562
Julius Baer Group Ltd.	51,967	2,857,660
Kuehne + Nagel International AG, Registered	12,325	1,971,378
LafargeHolcim Ltd., Registered	113,713	5,816,592
Landis+Gyr Group AG(c)	9,037	577,364
Leonteq AG(b)	3,497	194,454
Logitech International SA, Registered	39,815	1,754,273
Lonza Group AG, Registered	17,468	5,386,849
Meyer Burger Technology AG(b)(c)	217,232	153,160
Mobilezone Holding AG, Registered	37,292	388,741
Mobimo Holding AG, Registered	2,626	652,521
Nestle SA, Registered	714,382	58,232,957
Novartis AG, Registered	509,209	42,814,704
OC Oerlikon Corp. AG, Registered	54,453	847,597
Oriflame Holding AG	11,516	383,755
Panalpina Welttransport Holding AG, Registered(c)	3,490	498,471
Pargesa HoldingSA, Bearer	10,001	837,457
Partners Group Holding AG	4,087	3,106,533
PSP Swiss Property AG,Registered	9,446	890,214
Roche Holding AG,NVS	162,016	39,775,746
Schindler Holding AG, Participation Certificates, NVS	8,548	1,992,806
Schindler Holding AG,Registered	6,138	1,390,040
Schmolz + Bickenbach AG, Registered(b)	270,166	222,137

46	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares Core MSCI Europe ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
SFS Group AG	5,433	$644,277
SGS SA, Registered	1,212	3,165,891
Sika AG, Registered	30,255	4,305,989
Sonova Holding AG, Registered	13,029	2,405,759
Straumann Holding AG, Registered	2,554	1,986,444
Sulzer AG, Registered	4,131	506,986
Sunrise Communications Group AG(a)	8,994	792,653
Swatch Group AG (The), Bearer	7,031	3,159,689
Swatch Group AG (The), Registered	13,816	1,139,471
Swiss Life Holding AG, Registered	7,512	2,699,009
Swiss Prime Site AG, Registered	17,473	1,603,457
Swiss Re AG	70,752	6,487,744
Swisscom AG, Registered	5,626	2,644,220
Tecan Group AG, Registered	3,568	906,056
Temenos AG, Registered	15,208	2,450,178
u-blox Holding AG	2,144	398,481
UBS Group AG, Registered	871,630	14,364,286
Valiant Holding AG, Registered	5,978	638,861
VAT Group AG(a)	7,178	944,741
Vifor Pharma AG	11,492	2,178,837
Vontobel Holding AG, Registered	9,397	652,569
Zurich Insurance Group AG	34,385	10,582,939

		302,455,135
United Kingdom — 28.1%
3i Group PLC	225,608	2,804,341
AA PLC	153,183	225,050
Abcam PLC	52,904	1,025,686
Acacia Mining PLC(b)	75,987	121,904
Admiral Group PLC	49,738	1,292,481
Aggreko PLC	68,109	663,990
Anglo American PLC	259,594	5,900,576
Antofagasta PLC	96,640	1,271,479
AO World PLC(b)(c)	79,245	148,024
Ascential PLC	110,430	608,398
Ashmore Group PLC	90,135	431,083
Ashtead Group PLC	114,513	3,516,475
ASOS PLC(b)	12,795	1,018,780
Associated British Foods PLC	81,503	2,624,680
AstraZeneca PLC	291,034	22,390,461
Auto Trader Group PLC(a)	222,139	1,239,286
AVEVA Group PLC	18,770	647,547
Aviva PLC	908,207	5,956,706
B&M European Value Retail SA	219,065	1,185,929
Babcock International Group PLC	70,121	657,298
BAE Systems PLC	726,625	6,225,981
Balfour Beatty PLC	183,559	706,941
Bank of Georgia Group PLC	10,903	261,040
Barclays PLC	3,944,331	10,035,449
Barratt Developments PLC	243,500	1,705,656
BBA Aviation PLC	295,743	1,357,794
Beazley PLC	141,526	1,041,479
Bellway PLC	29,599	1,132,569
Berkeley Group Holdings PLC	30,639	1,500,320
BHP Billiton PLC	482,798	11,112,068
Big Yellow Group PLC	45,583	568,935
Blue Prism Group PLC(b)(c)	15,273	358,214
Bodycote PLC	51,479	675,276
boohoo Group PLC(b)	194,775	514,058
Bovis Homes Group PLC	35,936	543,749
BP PLC	4,577,710	34,425,599

Security	Shares	Value

United Kingdom (continued)
Brewin Dolphin Holdings PLC	84,870	$390,762
British American Tobacco PLC	528,691	29,134,387
British Land Co. PLC (The)	212,685	1,841,890
Britvic PLC	60,695	640,118
BT Group PLC	1,937,450	5,934,289
BTG PLC(b)	81,656	568,766
Bunzl PLC	77,188	2,293,344
Burberry Group PLC	99,423	2,747,911
Burford Capital Ltd.	49,875	1,202,485
Cairn Energy PLC(b)	165,117	528,918
Capita PLC	384,539	817,159
Capital & Counties Properties PLC	180,982	653,809
Card Factory PLC	75,605	209,259
Carnival PLC	40,531	2,352,621
Centamin PLC	302,541	472,261
Centrica PLC	1,292,133	2,521,248
Cineworld Group PLC	234,261	832,761
Clinigen Healthcare Ltd., NVS(b)	37,827	499,173
Close Brothers Group PLC	37,827	787,959
Cobham PLC(b)	585,545	960,495
Coca-Cola European Partners PLC, NVS	52,351	2,158,955
Compass Group PLC	358,443	7,708,730
ConvaTec Group PLC(a)	335,349	963,368
Countryside Properties PLC(a)	142,892	627,545
Crest Nicholson Holdings plc	79,638	397,803
Croda International PLC	29,122	1,963,521
CYBG PLC(c)	247,670	1,122,790
Daily Mail & General Trust PLC, Class A, NVS	74,529	728,827
Dairy Crest Group PLC(c)	45,138	287,168
DCC PLC	23,195	2,145,037
De La Rue PLC	36,794	244,219
Dechra Pharmaceuticals PLC	26,035	1,019,762
Derwent London PLC	23,680	970,074
Diageo PLC	569,805	20,943,327
Dialog Semiconductor PLC(b)(c)	23,405	406,257
Diploma PLC	36,325	627,065
Direct Line Insurance Group PLC	312,125	1,408,030
Dixons Carphone PLC	258,741	600,405
Domino’s Pizza Group PLC	134,199	555,216
Drax Group PLC	101,278	483,314
DS Smith PLC	324,233	2,143,577
Dunelm Group PLC	24,865	171,074
easyJet PLC	38,684	821,541
EI Group PLC(b)	184,961	371,213
Electrocomponents PLC	120,336	1,132,738
Elementis PLC	121,336	414,141
EnQuest PLC(b)	418,227	198,048
Entertainment One Ltd.	108,770	511,362
Equiniti Group PLC(a)	100,440	281,950
Essentra PLC	71,425	450,845
esure Group PLC	66,621	178,276
Evraz PLC	90,249	659,400
Experian PLC	213,932	5,258,921
Ferguson PLC	53,102	4,186,361
Ferrexpo PLC	81,957	209,746
Fevertree Drinks PLC(c)	25,212	1,139,325
FirstGroup PLC(b)	347,890	402,953
Fresnillo PLC	51,862	706,832
G4S PLC	359,302	1,300,828
Galliford Try PLC	33,240	406,594

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued)	iShares Core MSCI Europe ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Genus PLC	23,077	$868,180
Georgia Capital PLC(b)	16,411	212,774
GlaxoSmithKline PLC	1,137,998	23,609,644
Glencore PLC	2,656,709	11,657,124
Go-Ahead Group PLC (The)	12,974	262,428
Gocompare.Com Group PLC	166,666	265,847
Grainger PLC	138,512	556,708
Great Portland Estates PLC	57,422	539,240
Greencore Group PLC	209,669	487,634
Greene King PLC	73,673	497,506
Greggs PLC	31,474	435,155
GVC Holdings PLC	136,242	2,090,972
Halfords Group PLC	59,221	253,869
Halma PLC	95,556	1,763,613
Hammerson PLC	189,945	1,300,119
Hansteen Holdings PLC	136,052	196,313
Hargreaves Lansdown PLC	66,716	1,816,806
Hays PLC	350,222	912,836
Helical PLC	56,327	236,438
Hikma Pharmaceuticals PLC	35,155	756,740
Hiscox Ltd.	71,012	1,488,538
Hochschild Mining PLC	88,202	201,895
HomeServe PLC	75,848	1,006,876
Howden Joinery Group PLC	154,683	968,062
HSBC Holdings PLC	4,602,765	44,105,253
Hunting PLC(b)	41,429	424,974
IG Group Holdings PLC	89,277	1,077,990
IMI PLC	67,334	1,097,002
Imperial Brands PLC	219,164	8,400,415
Inchcape PLC	109,968	1,017,688
Indivior PLC(b)	183,002	734,082
Informa PLC	296,763	3,072,969
Inmarsat PLC	108,010	807,022
InterContinental Hotels Group PLC	40,348	2,491,251
Intermediate Capital Group PLC	76,231	1,061,958
Intertek Group PLC	36,871	2,843,895
Intu Properties PLC(c)	202,473	463,727
Investec PLC	159,287	1,152,958
IQE PLC(b)(c)	206,598	268,024
ITE Group PLC	355,337	386,874
ITV PLC	844,863	1,826,949
IWG PLC	167,013	664,687
J D Wetherspoon PLC	34,264	547,890
J Sainsbury PLC	414,490	1,777,924
JD Sports Fashion PLC	110,215	676,465
John Menzies PLC	54,020	459,178
John Wood Group PLC	163,994	1,397,845
Johnson Matthey PLC	43,967	2,168,533
Jupiter Fund Management PLC	102,817	590,732
Just Eat PLC(b)	129,690	1,349,059
Just Group PLC	252,443	358,627
KAZ Minerals PLC(b)	66,682	740,347
Keller Group PLC	21,678	306,541
Kier Group PLC	35,140	445,738
Kingfisher PLC	516,617	2,010,655
Ladbrokes Coral Group PLC(b)(e)	404,284	15,379
Lancashire Holdings Ltd.	59,809	449,544
Land Securities Group PLC	156,720	1,938,185
Legal & General Group PLC	1,337,125	4,607,691
Lloyds Banking Group PLC	16,545,019	13,538,294

Security	Shares	Value

United Kingdom (continued)
London Stock Exchange Group PLC	72,115	$4,159,426
LondonMetric Property PLC	210,568	519,832
Majestic Wine PLC	39,992	235,019
Man Group PLC	371,378	845,214
Marks & Spencer Group PLC	392,546	1,585,961
Marston’s PLC	232,113	287,881
McCarthy & Stone PLC(a)	132,436	188,142
Mediclinic International PLC	82,191	552,008
Meggitt PLC	194,465	1,454,521
Melrose Industries PLC	1,135,115	3,214,725
Merlin Entertainments PLC(a)	168,510	870,468
Metro Bank PLC(b)(c)	18,550	778,655
Micro Focus International PLC	103,785	1,701,751
Mitchells & Butlers PLC	56,538	187,783
Mitie Group PLC	107,187	216,247
Mondi PLC	83,626	2,300,335
Moneysupermarket.com Group PLC	131,815	543,105
Morgan Advanced Materials PLC	89,239	417,668
N Brown Group PLC	51,179	97,479
National Express Group PLC	121,865	646,779
National Grid PLC	757,539	8,081,781
NewRiver REIT PLC	131,686	473,305
NEX Group PLC	81,141	1,075,011
Next PLC	33,181	2,583,656
NMC Health PLC	26,125	1,300,870
Northgate PLC	49,889	285,981
Ocado Group PLC(b)(c)	131,819	1,912,425
Ophir Energy PLC(b)	215,376	122,331
Oxford Instruments PLC	23,486	293,906
Pagegroup PLC	86,420	678,469
Paragon Banking Group PLC	89,866	587,051
Pearson PLC	184,030	2,231,998
Pennon Group PLC	96,742	953,537
Persimmon PLC	71,518	2,328,458
Petra Diamonds Ltd.(b)(c)	351,619	212,630
Petrofac Ltd.	66,269	533,219
Pets at Home Group PLC(c)	149,240	227,284
Phoenix Group Holdings	141,491	1,278,790
Playtech PLC	85,274	601,574
Plus500 Ltd.	34,814	847,585
Premier Foods PLC(b)(c)	586,250	316,449
Provident Financial PLC(b)	60,827	534,592
Prudential PLC	590,245	13,975,290
Purplebricks Group PLC(b)(c)	55,785	205,478
QinetiQ Group PLC	169,444	601,458
Quilter PLC(a)(b)	471,530	956,866
Randgold Resources Ltd.	21,500	1,599,090
Rathbone Brothers PLC	15,762	507,798
Reckitt Benckiser Group PLC	154,017	13,732,108
Redrow PLC	65,660	462,516
RELX PLC	231,351	5,045,269
Renishaw PLC	10,579	759,072
Rentokil Initial PLC	465,181	2,070,414
Restaurant Group PLC (The)(c)	58,706	204,070
Rightmove PLC	22,597	1,443,844
Rio Tinto PLC	276,423	15,216,427
Rolls-Royce Holdings PLC	384,692	5,000,784
Rotork PLC	204,963	967,628
Royal Bank of Scotland Group PLC(b)	1,109,040	3,715,518
Royal Dutch Shell PLC, Class A	1,052,760	36,112,068

48	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares Core MSCI Europe ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Royal Dutch Shell PLC, Class B	870,422	$30,502,563
Royal Mail PLC	211,027	1,297,985
RPC Group PLC	103,661	1,107,944
RPS Group PLC	92,289	297,203
RSA Insurance Group PLC	230,519	1,947,954
Safestore Holdings PLC	68,181	500,844
Saga PLC	298,142	485,731
Sage Group PLC (The)	262,856	2,144,666
Sanne Group PLC	42,416	392,813
Savills PLC	44,060	512,070
Schroders PLC	26,109	1,066,156
Segro PLC	211,589	1,845,721
Senior PLC	132,294	550,459
Serco Group PLC(b)	354,754	470,468
Severn Trent PLC	55,089	1,397,928
Shaftesbury PLC	42,873	524,145
Shire PLC	211,955	12,097,177
SIG PLC	147,286	234,548
Sirius Minerals PLC(b)(c)	1,268,227	605,217
Sky PLC	239,761	4,791,509
Smith & Nephew PLC	198,282	3,434,575
Smiths Group PLC	86,684	1,835,244
Soco International PLC	105,065	132,031
Sophos Group PLC(a)	88,822	562,521
Spectris PLC	28,959	879,399
Spirax-Sarco Engineering PLC	19,062	1,736,569
Spire Healthcare Group PLC(a)	81,367	264,698
Sports Direct International PLC(b)	72,271	392,004
SSE PLC	227,584	3,731,668
SSP Group PLC	125,444	1,121,581
St. James’s Place PLC	121,630	1,923,354
St. Modwen Properties PLC	72,913	387,357
Stagecoach Group PLC	140,102	293,311
Standard Chartered PLC	648,257	5,850,419
Standard Life Aberdeen PLC	601,531	2,464,230
Stobart Group Ltd.	104,201	321,211
Stock Spirits Group PLC	107,776	305,371
Superdry PLC	16,383	267,341
Synthomer PLC	80,907	561,427
TalkTalk Telecom Group PLC	193,722	291,470
Tate & Lyle PLC	117,238	959,631
Taylor Wimpey PLC	754,111	1,730,615
Ted Baker PLC	9,718	281,212
Telecom Plus PLC	14,289	193,434
Tesco PLC	2,256,012	7,703,124
Thomas Cook Group PLC	368,142	463,111
TP ICAP PLC	136,144	500,044
Travis Perkins PLC	61,195	960,060
Tritax Big Box REIT PLC	430,889	860,828
Tullow Oil PLC(b)	343,501	1,020,581
Ultra Electronics Holdings PLC	20,214	437,775
Unilever PLC	280,890	16,046,330
UNITE Group PLC (The)	60,797	698,614
United Utilities Group PLC	157,336	1,484,325
Vectura Group PLC(b)	198,766	208,585
Vedanta Resources PLC	27,810	299,134
Vesuvius PLC	62,158	517,345
Victrex PLC	20,214	836,306
Virgin Money Holdings UK PLC	87,953	457,452
Vodafone Group PLC	6,113,497	14,916,054

Security	Shares	Value

United Kingdom (continued)
Weir Group PLC (The)	58,255	$1,488,966
WH Smith PLC	33,961	857,556
Whitbread PLC	41,511	2,131,799
William Hill PLC	200,325	781,760
Wm Morrison Supermarkets PLC	510,016	1,748,133
Workspace Group PLC	37,550	534,923
WPP PLC	295,386	4,618,676

		708,358,571

Total Common Stocks — 98.5% (Cost: $2,402,340,747)		2,484,562,373

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	13,162	1,090,334
Fuchs Petrolub SE, Preference Shares, NVS	18,499	1,045,009
Henkel AG & Co. KGaA, Preference Shares, NVS	41,481	5,205,364
Jungheinrich AG, Preference Shares, NVS	14,280	525,978
Porsche Automobil Holding SE, Preference Shares, NVS	37,677	2,552,463
Sartorius AG, Preference Shares, NVS	8,917	1,450,234
Schaeffler AG, Preference Shares, NVS	39,690	544,269
Volkswagen AG, Preference Shares, NVS	42,839	7,629,844

		20,043,495
Italy — 0.0%
Intesa Sanpaolo SpA, Preference Shares, NVS	230,598	736,315
Telecom Italia SpA/Milano, Preference Shares, NVS	1,385,557	924,068

		1,660,383

Total Preferred Stocks — 0.8% (Cost: $21,963,836)		21,703,878

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(f)(g)(h)	21,886,063	21,892,629
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(f)(g)	240,418	240,418

		22,133,047

Total Short-Term Investments — 0.9% (Cost: $22,126,481)		22,133,047

Total Investments in Securities — 100.2% (Cost: $2,446,431,064)		2,528,399,298

Other Assets, Less Liabilities — (0.2)%		(5,587,964)

Net Assets — 100.0%		$2,522,811,334

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued)	iShares Core MSCI Europe ETF
July 31, 2018

(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	22,828,380	(942,317)	21,886,063	$21,892,629	$903,259	(b)	$(4,466)	$4,441
BlackRock Cash Funds: Treasury, SL Agency Shares	118,632	121,786	240,418	240,418	24,351		—	—

				$22,133,047	$927,610		$(4,466)	$4,441

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50 Index	228	09/21/18	$9,404	$247,157
FTSE 100 Index	59	09/21/18	5,961	93,638

				$340,795

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$340,795

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$765,671

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$340,795

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,422,980

50	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares Core MSCI Europe ETF
July 31, 2018

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,484,235,400	$311,594	$15,379	$2,484,562,373
Preferred Stocks	21,703,878	—	—	21,703,878
Money Market Funds	22,133,047	—	—	22,133,047

	$2,528,072,325	$311,594	$15,379	$2,528,399,298

Derivative financial instruments(a)
Assets
Futures Contracts	$340,795	$—	$—	$340,795

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments	iShares® Core MSCI International Developed Markets ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks
Australia — 6.3%
AGL Energy Ltd.	31,924	$521,873
ALS Ltd.	47,980	265,729
Altium Ltd.	12,304	186,595
Alumina Ltd.	232,933	490,050
Amcor Ltd./Australia	50,768	568,756
AMP Ltd.	136,054	343,885
Ansell Ltd.	12,212	261,549
APA Group	68,785	493,450
Aristocrat Leisure Ltd.	29,329	702,062
ASX Ltd.	10,290	502,501
Atlas Arteria Ltd.	92,081	447,683
Aurizon Holdings Ltd.	99,422	336,292
AusNet Services	201,918	244,673
Australia & New Zealand Banking Group Ltd.	136,899	2,981,882
Bank of Queensland Ltd.	32,308	266,837
Bendigo & Adelaide Bank Ltd.	41,442	360,761
BHP Billiton Ltd.	146,651	3,800,449
BlueScope Steel Ltd.	33,376	438,175
Boral Ltd.	71,964	355,762
Brambles Ltd.	82,357	604,895
Caltex Australia Ltd.	17,692	428,237
Challenger Ltd./Australia	38,491	355,961
CIMIC Group Ltd.	7,020	252,218
Cleanaway Waste Management Ltd.	217,362	300,552
Coca-Cola Amatil Ltd.	43,942	312,945
Cochlear Ltd.	3,849	581,883
Commonwealth Bank of Australia	78,757	4,378,801
Computershare Ltd.	32,031	433,137
Crown Resorts Ltd.	28,666	287,689
CSL Ltd.	21,250	3,105,897
Dexus	54,614	409,248
Domino’s Pizza Enterprises Ltd.(a)	4,430	164,498
Downer EDI Ltd.	58,038	318,413
Fortescue Metals Group Ltd.	112,304	364,837
GDI Property Group	450,109	424,956
Goodman Group	95,254	681,918
GPT Group (The)	111,632	428,214
Healthscope Ltd.	140,862	228,283
Iluka Resources Ltd.	34,892	296,998
Incitec Pivot Ltd.	115,191	324,549
Insurance Australia Group Ltd.	120,382	719,515
James Hardie Industries PLC	26,503	423,600
JB Hi-Fi Ltd.(a)	11,808	209,357
LendLease Group	29,808	446,066
Macquarie Group Ltd.	14,719	1,343,909
Magellan Financial Group Ltd.	14,712	269,923
Medibank Pvt Ltd.	161,438	373,240
Metcash Ltd.	87,323	170,729
Mineral Resources Ltd.	16,503	203,041
Mirvac Group	216,918	367,666
National Australia Bank Ltd.	123,597	2,603,017
Newcrest Mining Ltd.	45,264	727,833
Oil Search Ltd.	87,039	581,049
Orica Ltd.	22,596	295,306
Origin Energy Ltd.(b)	97,643	709,183
Orora Ltd.	152,978	412,818
QBE Insurance Group Ltd.	66,346	498,148
Ramsay Health Care Ltd.	8,037	336,017

Security	Shares	Value

Australia (continued)
REA Group Ltd.	5,674	$366,127
Reliance Worldwide Corp. Ltd.	51,542	227,982
Rio Tinto Ltd.	20,096	1,213,076
Santos Ltd.(b)	99,298	470,960
Scentre Group	248,552	785,288
SEEK Ltd.	31,230	496,134
Sonic Healthcare Ltd.	26,579	515,310
South32 Ltd.	278,934	740,273
Spark Infrastructure Group	186,716	319,251
Star Entertainment Grp Ltd. (The)	81,634	301,006
Stockland	141,246	435,759
Suncorp Group Ltd.	57,306	637,741
Sydney Airport	56,442	296,650
Tabcorp Holdings Ltd.	145,916	506,573
Telstra Corp. Ltd.	196,938	415,787
Transurban Group	111,960	973,803
Treasury Wine Estates Ltd.	39,914	546,559
Vicinity Centres	213,456	422,097
Wesfarmers Ltd.	50,498	1,856,739
Westpac Banking Corp	159,186	3,486,263
Whitehaven Coal Ltd.	57,593	232,483
Woodside Petroleum Ltd.	43,446	1,167,241
Woolworths Group Ltd.	59,174	1,323,658
WorleyParsons Ltd.	17,051	232,980

		56,913,250
Austria — 0.3%
ams AG(a)	3,619	261,226
ANDRITZ AG	5,770	327,568
Erste Group Bank AG	16,855	728,896
OMV AG	9,040	511,516
Raiffeisen Bank International AG	10,333	344,931
voestalpine AG	8,367	419,689
Wienerberger AG	10,895	267,447

		2,861,273
Belgium — 1.0%
Ackermans & van Haaren NV	2,116	386,229
Ageas	8,558	459,109
Anheuser-Busch InBev SA/NV	34,178	3,462,733
Colruyt SA	5,099	304,986
D’ieteren SA/NV	6,403	278,996
EVS Broadcast Equipment SA	7,527	175,611
Galapagos NV(b)	3,270	360,492
Groupe Bruxelles Lambert SA	1,854	197,144
KBC Group NV	11,403	877,376
Ontex Group NV	9,136	276,219
Proximus SADP	9,163	224,394
Sofina SA	2,815	510,522
Solvay SA	3,324	456,014
Telenet Group Holding NV(b)	4,420	212,967
UCB SA	6,386	548,889
Umicore SA	12,308	720,049

		9,451,730
Canada — 8.8%
Agnico Eagle Mines Ltd.	14,495	606,742
Alimentation Couche-Tard Inc., Class B	20,307	931,907
AltaGas Ltd.	19,129	388,898
Aphria Inc.(b)	15,412	136,246
ARC Resources Ltd.	27,045	320,926
Atco Ltd./Canada, Class I, NVS	9,520	291,669

52	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI International Developed Markets ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Aurora Cannabis Inc.(b)	36,248	$195,439
B2Gold Corp.(b)	102,834	255,900
Bank of Montreal	27,085	2,144,957
Bank of Nova Scotia (The)	52,171	3,088,988
Barrick Gold Corp.	63,118	706,805
Bausch Health Companies Inc.(b)	15,647	339,739
BCE Inc.	1,637	69,503
BlackBerry Ltd.(b)	31,058	304,616
Bombardier Inc., Class B(b)	113,231	426,138
Brookfield Asset Management Inc., Class A	41,491	1,749,187
CAE Inc.	20,461	425,878
Cameco Corp.	24,616	265,823
Canadian Imperial Bank of Commerce	18,162	1,656,062
Canadian National Railway Co.	31,990	2,853,056
Canadian Natural Resources Ltd.	58,695	2,154,855
Canadian Pacific Railway Ltd.	6,387	1,265,529
Canadian Tire Corp. Ltd., Class A, NVS	3,654	497,219
Canadian Utilities Ltd., Class A, NVS	9,712	242,054
Canopy Growth Corp.(a)(b)	10,292	271,291
CCL Industries Inc., Class B, NVS	8,191	415,212
Cenovus Energy Inc.	56,160	562,894
CGI Group Inc., Class A(b)	10,836	698,930
CI Financial Corp.	15,866	276,985
Cineplex Inc.	8,439	189,391
Constellation Software Inc./Canada	1,120	811,209
Cott Corp.	10,275	163,911
Crescent Point Energy Corp.	40,167	273,642
DIRTT Environmental Solutions(b)	35,472	178,177
Dollarama Inc.	18,462	666,447
Empire Co. Ltd., Class A, NVS	13,431	276,666
Enbridge Inc.	80,558	2,858,510
Enbridge Income Fund Holdings Inc.	20,618	515,925
Encana Corp.	57,742	796,059
Enerplus Corp.	25,029	326,223
Fairfax Financial Holdings Ltd.	1,488	840,000
Finning International Inc.	14,891	389,545
First Quantum Minerals Ltd.	39,565	616,570
Fortis Inc./Canada	16,157	530,749
Franco-Nevada Corp.	11,379	833,936
George Weston Ltd.	3,368	279,942
Gibson Energy Inc.	19,520	273,160
Gildan Activewear Inc.	12,308	316,775
Goldcorp Inc.	50,648	632,517
Great Canadian Gaming Corp.(b)	4,190	151,155
Great-West Lifeco Inc.	15,096	372,762
H&R REIT	23,131	358,513
HudBay Minerals Inc.	25,771	134,001
Husky Energy Inc.	21,154	359,391
Hydro One Ltd.(c)	17,020	248,372
IAMGOLD Corp.(b)	42,521	233,506
IGM Financial Inc.	7,212	216,305
Imperial Oil Ltd.	12,279	420,146
Industrial Alliance Insurance & Financial Services Inc.	9,136	375,404
Intact Financial Corp.	6,828	520,438
Inter Pipeline Ltd.	24,619	468,933
Keyera Corp.	16,803	486,022
Kinross Gold Corp.(b)	88,463	319,336
Kirkland Lake Gold Ltd.	16,641	363,367
Linamar Corp.	5,988	273,415
Loblaw Companies Ltd.	8,560	452,194

Security	Shares	Value

Canada (continued)
Lundin Mining Corp.	53,562	$296,195
Magna International Inc.	16,828	1,024,156
Manulife Financial Corp.	88,627	1,644,569
Maple Leaf Foods Inc.	12,694	303,701
Maxar Technologies Ltd.(a)	3,981	194,922
Methanex Corp.	5,018	346,327
Metro Inc.	13,464	453,557
National Bank of Canada	16,867	826,120
Northland Power Inc.	19,228	351,184
Nutrien Ltd.	31,830	1,727,181
Onex Corp.	4,904	366,745
Open Text Corp.	13,174	489,826
Pan American Silver Corp.	15,364	252,527
Parex Resources Inc.(b)	20,494	361,400
Parkland Fuel Corp.	15,288	413,081
Pembina Pipeline Corp.	28,558	1,026,509
Power Corp. of Canada	22,514	511,666
Power Financial Corp.	14,424	337,889
PrairieSky Royalty Ltd.(a)	15,434	292,558
Quebecor Inc., Class B	18,270	380,415
Restaurant Brands International Inc.	11,232	715,932
RioCan REIT	19,670	374,969
Ritchie Bros Auctioneers Inc.	6,533	217,114
Rogers Communications Inc., Class B, NVS	15,712	800,322
Royal Bank of Canada	64,399	5,022,825
Saputo Inc.	10,715	356,920
Seven Generations Energy Ltd., Class A(b)	22,232	253,738
Shaw Communications Inc., Class B, NVS	20,519	428,819
Shopify Inc., Class A(b)	4,515	628,424
SNC-Lavalin Group Inc.	10,386	459,553
Stantec Inc.	12,308	321,123
Stars Group Inc. (The)(b)	10,260	351,141
Sun Life Financial Inc.	27,596	1,127,579
Suncor Energy Inc.	77,077	3,242,917
Tahoe Resources Inc.	36,637	164,332
Teck Resources Ltd., Class B	27,987	729,339
TELUS Corp.	2,004	73,188
TFI International Inc.	9,075	301,106
Thomson Reuters Corp.	13,462	558,125
TMX Group Ltd.	5,194	333,740
Toromont Industries Ltd.	7,708	395,405
Toronto-Dominion Bank (The)	83,307	4,937,635
Tourmaline Oil Corp.	20,118	397,106
TransCanada Corp.	39,229	1,762,895
Turquoise Hill Resources Ltd.(b)	87,883	243,669
Vermilion Energy Inc.	11,985	412,203
Wajax Corp.	7,531	142,754
West Fraser Timber Co. Ltd.	4,921	305,389
Wheaton Precious Metals Corp.	24,567	514,360
Whitecap Resources Inc.	63,309	417,684
WSP Global Inc.	8,558	486,005
Yamana Gold Inc.	107,919	343,981

		79,486,882
Denmark — 1.6%
Ambu A/S, Series B	10,787	424,551
AP Moller - Maersk A/S, Class A	295	397,287
AP Moller - Maersk A/S, Class B, NVS	273	392,827
Carlsberg A/S, Class B	5,125	618,324
Chr Hansen Holding A/S	5,508	570,761
Coloplast A/S, Class B	5,870	640,724

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued)	iShares® Core MSCI International Developed Markets ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Danske Bank A/S	33,760	$982,220
DSV A/S	9,908	831,573
Genmab A/S(b)	3,335	571,961
GN Store Nord A/S	9,424	449,943
H Lundbeck A/S	4,119	298,417
ISS A/S	10,674	399,316
Jyske Bank A/S,Registered	6,825	386,631
Novo Nordisk A/S, Class B	84,522	4,223,279
Novozymes A/S, Class B	10,674	562,429
Orsted A/S(c)	9,042	558,091
Pandora A/S	5,578	396,849
SimCorp A/S	4,204	359,178
Sydbank A/S	11,348	421,323
Vestas Wind Systems A/S	10,953	707,178
William Demant Holding A/S(b)	7,190	343,959

		14,536,821
Finland — 1.0%
Amer Sports OYJ	8,904	285,978
Elisa OYJ	11,579	503,580
Fortum OYJ	22,264	559,554
Huhtamaki OYJ	8,325	299,526
Kesko OYJ, Class B	5,290	297,471
Kone OYJ, Class B	13,654	747,511
Konecranes OYJ	5,988	231,837
Metso OYJ	8,078	295,837
Neste OYJ	6,695	553,201
Nokia OYJ	284,626	1,547,242
Nokian Renkaat OYJ	6,298	273,315
Orion OYJ, Class B	7,563	260,694
Outokumpu OYJ	28,654	194,454
Sampo OYJ, Class A	16,058	816,556
Stora Enso OYJ, Class R	28,990	479,456
UPM-Kymmene OYJ	25,976	922,738
Wartsila OYJ Abp	21,637	468,100

		8,737,050
France — 9.0%
ABC arbitrage	39,095	326,606
Accor SA, NVS	10,446	538,761
Aeroports de Paris, NVS	1,718	384,742
Air Liquide SA	17,994	2,305,401
Airbus SE	27,177	3,370,637
Alstom SA, NVS	9,424	423,199
Amundi SA(c)	3,249	224,440
APERAM SA	6,058	286,220
Arkema SA, NVS	4,038	506,720
Atos SE	4,669	627,422
AXA SA, NVS	86,680	2,190,671
BioMerieux, NVS	2,479	206,520
BNP Paribas SA	51,842	3,376,817
Bollore SA, NVS	68,821	320,647
Bouygues SA, NVS	10,962	482,389
Bureau Veritas SA, NVS	17,308	446,135
Capgemini SE	7,644	982,036
Carrefour SA, NVS	28,249	507,690
Casino Guichard Perrachon SA, NVS	4,431	180,628
Cie. de Saint-Gobain, NVS	21,580	961,382
Cie. Generale des Etablissements Michelin SCA, NVS	7,308	941,435
CNP Assurances, NVS	14,042	328,597
Covivio	2,500	260,775

Security	Shares	Value

France (continued)
Credit Agricole SA	53,364	$750,199
Danone SA, NVS	25,220	1,983,278
Dassault Aviation SA, NVS	194	358,644
Dassault Systemes SE, NVS	6,163	921,569
Edenred, NVS	18,120	713,848
Eiffage SA, NVS	4,217	472,292
Electricite de France SA, NVS	29,197	437,273
Elior Group SA(c)	9,196	150,637
Elis SA, NVS	14,905	342,863
Engie SA	80,589	1,302,661
Essilor International Cie Generale d’Optique SA, NVS	8,945	1,320,822
Eurazeo SA, NVS	4,747	367,412
Eurofins Scientific SE, NVS	792	432,389
Eutelsat Communications SA	12,404	265,884
Faurecia SA, NVS	5,235	356,120
Gecina SA	3,272	558,564
Getlink, NVS	28,846	381,221
Hermes International, NVS	1,417	897,952
ICADE	3,750	363,301
Iliad SA, NVS	1,444	228,934
Imerys SA, NVS	4,429	344,095
Ingenico Group SA, NVS	2,886	239,615
Ipsen SA, NVS	2,695	448,240
JCDecaux SA	6,444	210,662
Kering SA, NVS	3,638	1,941,030
Klepierre SA	10,674	403,024
Lagardere SCA, NVS	13,750	402,044
Legrand SA	11,250	827,167
L’Oreal SA	10,655	2,611,813
LVMH Moet Hennessy Louis Vuitton SE, NVS	12,751	4,458,637
Natixis SA	53,268	383,306
Orange SA, NVS	88,311	1,510,144
Orpea, NVS	3,810	524,471
Pernod Ricard SA, NVS	8,849	1,428,303
Peugeot SA, NVS	31,248	899,784
Publicis Groupe SA, NVS	10,132	647,992
Remy Cointreau SA, NVS	1,727	236,015
Renault SA, NVS	9,572	843,227
Rexel SA	19,712	308,712
Rubis SCA	7,116	420,051
Safran SA	15,218	1,888,308
Sanofi, NVS	51,829	4,509,986
Schneider Electric SE, NVS	24,481	1,971,853
SCOR SE	10,578	411,528
SEB SA, NVS	1,636	311,249
SES SA	20,578	411,601
Societe BIC SA, NVS	2,117	202,495
Societe Generale SA, NVS	36,082	1,608,919
Sodexo SA, NVS	4,210	466,385
SOITEC, NVS(b)	2,016	173,020
Sopra Steria Group, NVS	2,020	357,834
SPIE SA, NVS	11,149	211,719
STMicroelectronics NV	33,726	734,174
Suez	18,174	257,407
Teleperformance, NVS	4,136	758,807
Thales SA, NVS	5,578	733,910
TOTAL SA, NVS	109,420	7,151,584
Ubisoft Entertainment SA, NVS(b)	5,359	592,167
Unibail-Rodamco-Westfield(b)	1,874	416,279
Unibail-Rodamco-Westfield, New	4,647	1,032,257

54	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI International Developed Markets ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Valeo SA, NVS	11,690	$574,471
Veolia Environnement SA, NVS	23,654	540,658
Vinci SA	22,079	2,221,685
Vivendi SA, NVS	48,750	1,266,287
Wendel SA, NVS	2,308	336,749

		81,015,397
Germany — 7.8%
1&1 Drillisch AG	4,821	286,835
Aareal Bank AG	6,485	298,200
adidas AG	8,903	1,970,368
AIXTRON SE(b)	7,614	109,622
Allianz SE, Registered	19,395	4,292,178
Amadeus Fire AG	3,269	353,803
Aurubis AG	2,726	223,333
Axel Springer SE	4,120	308,037
BASF SE	40,829	3,924,947
Bayer AG, Registered	41,829	4,662,219
Bayerische Motoren Werke AG	14,171	1,371,065
Beiersdorf AG	5,000	582,685
Brenntag AG	8,846	530,762
CANCOM SE	4,150	224,722
CECONOMY AG	23,339	191,810
Commerzbank AG(b)	54,134	585,004
Continental AG	4,520	1,041,860
Covestro AG(c)	9,131	877,134
Daimler AG, Registered	39,726	2,749,376
Delivery Hero SE(b)(c)	7,355	418,066
Deutsche Bank AG, Registered	96,416	1,262,136
Deutsche Boerse AG	8,788	1,158,827
Deutsche Lufthansa AG, Registered	13,276	372,806
Deutsche Post AG, Registered	43,174	1,525,071
Deutsche Telekom AG, Registered	145,894	2,415,452
Deutsche Wohnen SE	19,712	960,848
Duerr AG	4,984	218,799
E.ON SE	104,389	1,177,922
Elmos Semiconductor AG	5,171	139,460
Evonik Industries AG	8,174	302,700
Evotec AG(b)	9,327	193,816
Fraport AG Frankfurt Airport Services Worldwide	2,765	276,220
Freenet AG	12,404	355,576
Fresenius Medical Care AG & Co. KGaA	9,232	902,391
Fresenius SE & Co. KGaA	18,850	1,456,101
GEA Group AG	10,482	409,633
Gerresheimer AG	3,506	298,640
Hannover Rueck SE	2,964	395,355
HeidelbergCement AG	6,812	578,809
Henkel AG & Co. KGaA	7,886	846,118
HOCHTIEF AG	1,402	252,131
HUGO BOSS AG	3,849	347,132
Infineon Technologies AG	55,727	1,477,509
Innogy SE(b)	6,593	284,228
K+S AG, Registered	11,828	312,631
KION Group AG	3,966	272,578
LANXESS AG	5,290	435,127
LEG Immobilien AG	6,058	682,165
Leoni AG	3,934	200,552
Linde AG	8,124	2,006,609
MAN SE	1,541	173,002
Merck KGaA	5,674	583,424
METRO AG	14,330	177,058

Security	Shares	Value

Germany (continued)
MorphoSys AG(b)	2,925	$384,678
MTU Aero Engines AG	2,877	609,289
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	6,458	1,433,786
Nemetschek SE	2,523	350,702
ProSiebenSat.1 Media SE	12,254	331,777
Puma SE	454	227,886
QIAGEN NV(b)	13,174	477,687
Rheinmetall AG	3,750	453,248
Rocket Internet SE(b)(c)	9,788	340,367
RTL Group SA	2,897	216,089
RWE AG	26,790	703,396
SAP SE	45,452	5,310,136
Scout24 AG(c)	6,610	344,165
Siemens AG, Registered	34,101	4,818,311
Siemens Healthineers AG(b)(c)	7,081	315,622
Siltronic AG	1,661	289,866
Sixt SE	1,642	212,871
Stabilus SA	2,743	233,648
STADA Arzneimittel AG	2,229	212,816
Symrise AG	7,116	643,439
Telefonica Deutschland Holding AG	61,634	270,214
thyssenkrupp AG	21,340	569,790
TUIAG	25,192	538,974
Uniper SE	11,430	356,943
United Internet AG, Registered(d)	8,750	470,945
Volkswagen AG	2,600	450,540
Vonovia SE	24,298	1,177,282
Wirecard AG	6,421	1,200,185
Zalando SE(b)(c)	7,993	458,820

		70,856,324
Hong Kong — 3.0%
AIA Group Ltd.	575,000	5,019,338
ASM Pacific Technology Ltd.	19,400	233,503
Bank of East Asia Ltd. (The)(a)	77,800	309,330
BOC Hong Kong Holdings Ltd.	193,500	937,028
CK Asset Holdings Ltd.	124,000	948,905
CK Hutchison Holdings Ltd.	121,000	1,315,293
CK Infrastructure Holdings Ltd.	28,000	207,846
CLP Holdings Ltd.	80,500	919,675
Galaxy Entertainment Group Ltd.	118,000	948,102
Hang Lung Group Ltd.	133,000	393,213
Hang Lung Properties Ltd.	134,000	281,758
Hang Seng Bank Ltd.	35,000	952,702
Henderson Land Development Co. Ltd.	80,520	448,921
HK Electric Investments & HK Electric Investments Ltd.(a)(c)	193,500	197,762
HKT Trust & HKT Ltd.	231,000	308,504
Hong Kong & China Gas Co. Ltd.	366,630	748,477
Hong Kong Exchanges & Clearing Ltd.	57,400	1,694,098
Hongkong Land Holdings Ltd.	71,000	516,170
Hopewell Holdings Ltd.	126,500	448,150
Hysan Development Co. Ltd.	41,000	224,406
Jardine Matheson Holdings Ltd.	10,400	702,000
Jardine Strategic Holdings Ltd.	11,500	458,620
Kerry Properties Ltd.	61,500	311,530
Li & Fung Ltd.(a)	392,000	132,879
Link REIT	107,500	1,065,801
Melco International Development Ltd.	63,000	178,632
Melco Resorts & Entertainment Ltd., ADR	15,978	413,191
MGM China Holdings Ltd.(a)	63,600	136,810

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued)	iShares® Core MSCI International Developed Markets ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Minth Group Ltd.(a)	48,000	$181,059
MTR Corp. Ltd.	67,000	375,678
New World Development Co. Ltd.	291,000	414,594
NWS Holdings Ltd.	194,000	350,563
PCCW Ltd.	483,000	281,904
Power Assets Holdings Ltd.	64,500	456,596
Sands China Ltd.	116,000	597,210
Shangri-La Asia Ltd.	108,000	176,716
Sino Land Co. Ltd.	208,000	357,307
Sun Hung Kai Properties Ltd.	62,000	971,818
Swire Pacific Ltd., Class A	26,500	287,385
Swire Properties Ltd.	97,200	382,748
Techtronic Industries Co. Ltd.	83,500	465,003
WH Group Ltd.(c)	456,000	366,095
Wharf Real Estate Investment Co. Ltd.	62,000	451,540
Wheelock & Co. Ltd.	47,000	333,013
Wynn Macau Ltd.	101,600	299,084
Xinyi Glass Holdings Ltd.	136,000	160,140
Yue Yuen Industrial Holdings Ltd.	67,000	180,154

		27,541,251
Ireland — 0.5%
AIB Group PLC	40,136	230,110
Bank of Ireland Group PLC	54,796	470,918
CRH PLC	39,150	1,341,243
Glanbia PLC	12,310	202,655
Kerry Group PLC, Class A	8,654	918,393
Kingspan Group PLC	8,846	411,112
Paddy Power Betfair PLC	4,616	503,639
Smurfit Kappa Group PLC	12,404	509,127
UDG Healthcare PLC	25,548	281,506

		4,868,703
Israel — 0.6%
Azrieli Group Ltd.	4,232	202,468
Bank Hapoalim BM	68,268	482,384
Bank Leumi Le-Israel BM	95,768	599,773
Bezeq The Israeli Telecommunication Corp. Ltd.	191,246	202,520
Check Point Software Technologies Ltd.(b)	5,376	605,714
CyberArk Software Ltd.(a)(b)	3,735	226,752
Elbit Systems Ltd.	2,308	276,520
Frutarom Industries Ltd.	2,622	264,663
Israel Chemicals Ltd.	45,480	217,338
Israel Discount Bank Ltd., Class A	131,433	415,146
Mizrahi Tefahot Bank Ltd.	15,994	310,647
Nice Ltd.(b)	4,520	492,677
Orbotech Ltd.(b)	3,322	213,405
Teva Pharmaceutical Industries Ltd., ADR, NVS	46,779	1,119,889
Wix.com Ltd.(b)	2,455	233,225

		5,863,121
Italy — 2.3%
A2A SpA	168,554	309,926
Ascopiave SpA	106,685	396,949
Assicurazioni Generali SpA	55,556	988,051
Atlantia SpA	23,368	693,660
Banca Farmafactoring SpA(c)	57,478	359,463
Banca Popolare di Sondrio SCPA	78,853	342,107
Banco BPM SpA(b)	106,335	338,415
BPER Banca	42,884	239,894
Brembo SpA	21,058	288,768
CNH Industrial NV	52,888	620,982

Security	Shares	Value

Italy (continued)
Davide Campari-Milano SpA, NVS	46,538	$392,598
Enel SpA	340,823	1,902,181
Eni SpA	109,895	2,116,985
Ferrari NV	6,258	833,264
Fiat Chrysler Automobiles NV(b)	54,434	929,754
FinecoBank Banca Fineco SpA	39,299	462,117
Hera SpA	60,860	201,949
Intesa Sanpaolo SpA	690,113	2,126,868
Italgas SpA	46,886	269,961
Leonardo SpA	4,955	59,425
Luxottica Group SpA	8,462	573,266
Mediaset SpA(a)(b)	40,193	136,522
Mediobanca Banca di Credito Finanziario SpA	51,539	535,734
Moncler SpA	11,837	522,418
Poste Italiane SpA(c)	46,463	433,064
Prysmian SpA	17,393	446,698
Recordati SpA	8,759	327,746
Saipem SpA(b)	41,738	218,344
Snam SpA	123,952	532,986
Telecom Italia SpA/Milano(b)	477,389	368,321
Tenaris SA	26,238	479,838
Terna Rete Elettrica Nazionale SpA	86,730	486,082
UniCredit SpA	96,884	1,718,978
Unione di Banche Italiane SpA	67,026	277,777

		20,931,091
Japan — 22.3%
Activia Properties Inc.	72	320,958
Advance Residence Investment Corp.	154	400,202
Advantest Corp.	11,100	262,180
Aeon Co. Ltd.	31,100	629,696
AEON Financial Service Co. Ltd.	12,200	250,997
Air Water Inc.	11,400	207,347
Aisin Seiki Co. Ltd.	8,200	380,186
Ajinomoto Co. Inc.	29,000	511,788
Alfresa Holdings Corp.	15,500	370,122
Alps Electric Co. Ltd.	10,700	307,312
Amada Holdings Co. Ltd.	29,100	290,636
ANA Holdings Inc.	5,900	216,098
Aozora Bank Ltd.	9,800	365,508
Asahi Glass Co. Ltd.	12,000	500,625
Asahi Group Holdings Ltd.	19,400	939,671
Asahi Intecc Co. Ltd.	6,000	228,605
Asahi Kasei Corp.	59,900	797,579
Asics Corp.	14,200	229,986
Astellas Pharma Inc.	94,600	1,535,961
Azbil Corp.	9,800	428,542
Bandai Namco Holdings Inc.	10,900	434,773
Bank of Kyoto Ltd. (The)	7,300	352,805
Benesse Holdings Inc.	7,600	275,987
Bridgestone Corp.	25,500	1,000,956
Brother Industries Ltd.	14,900	302,552
Calbee Inc.	7,000	231,374
Canon Inc.	43,800	1,415,264
Casio Computer Co. Ltd.	13,500	220,096
Central Japan Railway Co.	6,300	1,308,232
Chiba Bank Ltd. (The)	48,800	347,014
Chubu Electric Power Co. Inc.	38,700	594,813
Chugai Pharmaceutical Co. Ltd.	12,600	638,217
Chugoku Bank Ltd. (The)	35,700	377,602
Chugoku Electric Power Co. Inc. (The)	26,000	341,433

56	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI International Developed Markets ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Coca-Cola Bottlers Japan Holdings Inc.	9,800	$352,376
Concordia Financial Group Ltd.	75,800	406,289
Credit Saison Co. Ltd.	17,200	267,204
CyberAgent Inc.	6,900	361,828
Dai Nippon Printing Co. Ltd.	20,400	444,120
Daicel Corp.	18,500	202,948
Daifuku Co. Ltd.	6,900	301,112
Daiichi Jitsugyo Co. Ltd.	10,500	333,929
Dai-ichi Life Holdings Inc.	53,200	998,985
Daiichi Sankyo Co. Ltd.	29,000	1,197,409
Daikin Industries Ltd.	11,500	1,368,412
Daito Trust Construction Co. Ltd.	3,400	566,920
Daiwa House Industry Co. Ltd.	25,100	912,156
Daiwa House REIT Investment Corp.	144	355,047
Daiwa Securities Group Inc.	104,000	604,638
DeNA Co. Ltd.	8,300	156,079
Denka Co. Ltd.	7,800	267,223
Denso Corp.	20,800	1,022,719
Dentsu Inc.	11,500	481,821
DIC Corp.	7,700	250,384
Disco Corp.	2,100	355,878
Don Quijote Holdings Co. Ltd.	9,200	429,016
East Japan Railway Co.	13,400	1,249,741
Ebara Corp.	8,300	249,875
Eisai Co. Ltd.	12,900	1,104,233
Electric Power Development Co. Ltd.	10,400	281,043
Ezaki Glico Co. Ltd.	4,500	207,835
FamilyMart UNY Holdings Co. Ltd.(a)	4,600	427,372
FANUC Corp.	9,300	1,821,118
Fast Retailing Co. Ltd.	2,800	1,219,403
Fudo Tetra Corp.	220,600	400,052
Fuji Electric Co. Ltd.	35,000	257,013
FUJIFILM Holdings Corp.	19,400	797,386
Fujikura Ltd.	22,100	141,555
Fujitsu Ltd.	104,000	706,464
Fukuoka Financial Group Inc.	66,000	360,247
Furukawa Electric Co. Ltd.	4,900	172,249
GLP J-Reit	259	276,260
Hachijuni Bank Ltd. (The)	81,700	359,089
Hakuhodo DY Holdings Inc.	19,500	298,580
Hamamatsu Photonics KK	12,500	528,185
Hankyu Hanshin Holdings Inc.	12,200	484,447
Haseko Corp.	25,500	336,917
Hikari Tsushin Inc.	2,100	351,751
Hino Motors Ltd.	19,400	217,847
Hirose Electric Co. Ltd.	2,205	267,697
Hiroshima Bank Ltd. (The)	43,800	300,895
Hisamitsu Pharmaceutical Co. Inc.	5,300	386,350
Hitachi Chemical Co. Ltd.	7,100	140,046
Hitachi Construction Machinery Co. Ltd.	6,600	210,488
Hitachi High-Technologies Corp.	4,900	199,607
Hitachi Ltd.	222,000	1,544,124
Hitachi Metals Ltd.	16,000	172,664
Honda Motor Co. Ltd.	73,400	2,199,902
Hoshizaki Corp.	3,400	342,005
Hoya Corp.	19,000	1,137,216
Hulic Co. Ltd.	33,500	327,399
Idemitsu Kosan Co. Ltd.	7,400	332,517
IHI Corp.	7,700	268,613
Iida Group Holdings Co. Ltd.	14,200	277,683

Security	Shares	Value

Japan (continued)
Inpex Corp.	53,700	$590,297
Isetan Mitsukoshi Holdings Ltd.	23,400	281,578
Isuzu Motors Ltd.	29,100	392,151
ITOCHU Corp.	70,900	1,254,083
J Front Retailing Co. Ltd.	19,400	283,357
Japan Airlines Co. Ltd.	5,700	209,944
Japan Exchange Group Inc.	29,000	514,249
Japan Hotel REIT Investment Corp.	599	438,254
Japan Post Bank Co. Ltd.	10,000	119,796
Japan Post Holdings Co. Ltd.	67,400	741,797
Japan Prime Realty Investment Corp.	122	438,672
Japan Real Estate Investment Corp.	81	423,307
Japan Retail Fund Investment Corp.	249	453,556
Japan Steel Works Ltd. (The)	6,500	158,987
Japan Tobacco Inc.	48,400	1,373,221
JFE Holdings Inc.	29,300	592,989
JGC Corp.	17,400	336,218
JSR Corp.	11,400	218,040
JTEKT Corp.	17,400	250,570
JXTG Holdings Inc.	160,400	1,174,270
Kajima Corp.	54,000	420,171
Kamigumi Co. Ltd.	18,400	383,977
Kaneka Corp.	31,000	271,949
Kansai Electric Power Co. Inc. (The)	35,200	499,353
Kansai Paint Co. Ltd.	12,800	293,414
Kao Corp.	22,600	1,642,810
Kawasaki Heavy Industries Ltd.	10,400	303,806
Kawasaki Kisen Kaisha Ltd.(a)(b)	11,000	199,187
KDDI Corp.	80,700	2,244,230
Keihan Holdings Co. Ltd.	11,100	403,086
Keikyu Corp.	20,700	338,220
Keio Corp.	7,600	372,056
Keisei Electric Railway Co. Ltd.	12,900	428,118
Kenedix Office Investment Corp.	65	393,693
Kewpie Corp.	8,400	208,161
Keyence Corp.	4,600	2,420,815
Kikkoman Corp.	10,000	472,575
Kintetsu Group Holdings Co. Ltd.	12,500	495,801
Kirin Holdings Co. Ltd.	41,800	1,066,845
Kobayashi Pharmaceutical Co. Ltd.	3,800	316,044
Kobe Steel Ltd.	17,800	174,438
Koito Manufacturing Co. Ltd.	6,400	409,934
Komatsu Ltd.	44,200	1,293,938
Konami Holdings Corp.	5,200	243,881
Konica Minolta Inc.	29,200	261,115
Kose Corp.	1,800	343,952
Kubota Corp.	48,200	804,984
Kuraray Co. Ltd.	20,900	294,064
Kurita Water Industries Ltd.	10,000	291,227
Kyocera Corp.	15,500	898,374
Kyowa Hakko Kirin Co. Ltd.	19,500	368,782
Kyushu Electric Power Co. Inc.	24,100	282,896
Kyushu Financial Group Inc.	76,900	392,950
Kyushu Railway Co.	9,900	303,350
Lawson Inc.	2,800	167,840
Lion Corp.	12,900	232,901
LIXIL Group Corp.	15,600	318,578
M3 Inc.	12,100	458,857
Mabuchi Motor Co. Ltd.	5,200	255,029
Makita Corp.	11,300	505,744

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued)	iShares® Core MSCI International Developed Markets ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Marubeni Corp.	87,200	$662,764
Marui Group Co. Ltd.	19,400	384,049
Matsumotokiyoshi Holdings Co. Ltd.	6,600	285,367
Mazda Motor Corp.	33,600	417,223
McDonald’s Holdings Co. Japan Ltd.	6,100	290,995
Mebuki Financial Group Inc.	85,900	305,415
Medipal Holdings Corp.	17,600	356,434
MEIJI Holdings Co. Ltd.	6,300	494,140
MINEBEA MITSUMI Inc.	21,600	384,956
Miraca Holdings Inc.	5,600	162,087
MISUMI Group Inc.	19,400	492,539
Mitsubishi Chemical Holdings Corp.	75,800	660,017
Mitsubishi Corp.	66,200	1,843,357
Mitsubishi Electric Corp.	87,300	1,178,792
Mitsubishi Estate Co. Ltd.	55,000	953,189
Mitsubishi Gas Chemical Co. Inc.	13,800	306,968
Mitsubishi Heavy Industries Ltd.	16,600	620,906
Mitsubishi Materials Corp.	9,800	277,524
Mitsubishi Motors Corp.	41,600	315,883
Mitsubishi Tanabe Pharma Corp.	15,700	293,411
Mitsubishi UFJ Financial Group Inc.	552,900	3,405,121
Mitsubishi UFJ Lease & Finance Co. Ltd.	48,200	291,077
Mitsui & Co. Ltd.	77,400	1,291,959
Mitsui Chemicals Inc.	11,400	305,521
Mitsui Fudosan Co. Ltd.	41,400	985,996
Mitsui Mining & Smelting Co. Ltd.	3,700	145,931
Mitsui OSK Lines Ltd.	9,900	255,592
Mizuho Financial Group Inc.	1,083,800	1,884,112
Morinaga & Co. Ltd./Japan	3,200	148,079
MS&AD Insurance Group Holdings Inc.	20,800	633,997
Murata Manufacturing Co. Ltd.	8,900	1,550,384
Nabtesco Corp.	9,800	302,475
Nagoya Railroad Co. Ltd.	15,200	380,747
Nankai Electric Railway Co. Ltd.	13,600	372,986
NEC Corp.	14,600	404,324
Nexon Co. Ltd.(b)	24,600	352,716
NGK Insulators Ltd.	21,000	366,947
NGK Spark Plug Co. Ltd.	10,800	309,702
NH Foods Ltd.	6,400	253,850
NHK Spring Co. Ltd.	29,000	288,860
Nichirei Corp.	10,000	231,821
Nidec Corp.	11,300	1,633,321
Nifco Inc./Japan	8,200	246,864
Nihon M&A Center Inc.	10,900	289,784
Nikon Corp.	19,600	329,527
Nintendo Co. Ltd.	5,500	1,806,146
Nippon Building Fund Inc.	104	577,881
Nippon Electric Glass Co. Ltd.	7,600	244,756
Nippon Express Co. Ltd.	4,900	319,546
Nippon Paint Holdings Co. Ltd.(a)	9,000	390,745
Nippon Prologis REIT Inc.	210	424,165
Nippon Shinyaku Co. Ltd.	3,500	198,544
Nippon Steel & Sumitomo Metal Corp.	38,600	766,724
Nippon Telegraph & Telephone Corp.	31,000	1,431,195
Nippon Yusen KK	11,500	220,774
Nissan Chemical Corp.	7,600	339,128
Nissan Motor Co. Ltd.	92,900	875,969
Nisshin Seifun Group Inc.	23,800	464,561
Nissin Foods Holdings Co. Ltd.	3,500	241,067
Nitori Holdings Co. Ltd.	4,200	632,776

Security	Shares	Value

Japan (continued)
Nitto Denko Corp.	8,600	$620,915
NOK Corp.	9,800	195,930
Nomura Holdings Inc.	174,800	825,280
Nomura Real Estate Holdings Inc.	9,900	215,352
Nomura Real Estate Master Fund Inc.	290	410,363
Nomura Research Institute Ltd.	7,700	368,697
NSK Ltd.	21,600	234,447
NTN Corp.	41,700	182,163
NTT Data Corp.	33,500	380,967
NTT DOCOMO Inc.	54,700	1,403,905
Obayashi Corp.	38,600	401,724
Obic Co. Ltd.	7,000	599,071
Odakyu Electric Railway Co. Ltd.	17,600	371,685
Oji Holdings Corp.	75,000	443,541
Olympus Corp.	14,400	582,098
Omron Corp.	10,400	468,251
Ono Pharmaceutical Co. Ltd.	20,000	470,699
Oracle Corp. Japan	3,600	301,662
Organo Corp.	10,500	273,334
Oriental Land Co. Ltd./Japan	10,400	1,126,961
ORIX Corp.	61,300	991,183
Orix JREIT Inc.	310	482,419
Osaka Gas Co. Ltd.	19,800	379,409
OSJB Holdings Corp.	106,400	262,341
Otsuka Corp.	6,600	257,066
Otsuka Holdings Co. Ltd.	19,500	897,132
Panasonic Corp.	107,400	1,379,678
Park24 Co. Ltd.	10,000	280,507
PeptiDream Inc.(a)(b)	6,300	244,537
Persol Holdings Co. Ltd.	13,000	282,669
Pigeon Corp.	10,000	479,721
Pola Orbis Holdings Inc.	7,800	301,715
Proto Corp.	11,100	136,246
Rakuten Inc.	54,900	385,928
Recruit Holdings Co. Ltd.	54,800	1,495,569
Renesas Electronics Corp.(b)	41,300	367,472
Resona Holdings Inc.	106,000	602,156
Ricoh Co. Ltd.	35,300	343,098
Rinnai Corp.	3,500	302,037
Rohm Co. Ltd.	6,400	543,148
Rohto Pharmaceutical Co. Ltd.	9,300	278,319
Roland DG Corp.	9,900	230,741
Ryohin Keikaku Co. Ltd.	1,400	448,365
Santen Pharmaceutical Co. Ltd.	23,800	396,525
SBI Holdings Inc./Japan	15,400	418,912
SCREEN Holdings Co. Ltd.	2,700	196,578
Secom Co. Ltd.	10,500	800,116
Sega Sammy Holdings Inc.	15,200	241,701
Seibu Holdings Inc.	15,800	265,921
Seiko Epson Corp.	19,400	348,867
Sekisui Chemical Co. Ltd.	26,000	464,070
Sekisui House Ltd.	31,400	533,385
Seven & i Holdings Co. Ltd.	33,000	1,342,818
Sharp Corp./Japan(a)	9,500	219,381
Shimadzu Corp.	16,200	460,211
Shimamura Co. Ltd.	2,100	196,230
Shimano Inc.	4,300	616,536
Shin-Etsu Chemical Co. Ltd.	18,100	1,822,289
Shinsei Bank Ltd.	12,300	193,279
Shionogi &Co. Ltd.	14,700	797,902

58	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI International Developed Markets ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shiseido Co. Ltd.	19,700	$1,444,854
Shizuoka Bank Ltd. (The)	41,900	386,285
Showa Denko KK	8,200	389,709
SMC Corp./Japan	2,900	970,984
SoftBank Group Corp.	39,100	3,234,465
Sohgo Security Services Co. Ltd.	5,400	246,507
Sojitz Corp.	110,500	399,790
Sompo Holdings Inc.	15,600	631,860
Sony Corp.	59,900	3,118,610
Sony Financial Holdings Inc.	10,100	193,446
Square Enix Holdings Co. Ltd.	4,800	226,407
Stanley Electric Co. Ltd.	10,700	374,223
Start Today Co. Ltd.	10,800	432,714
Subaru Corp.	28,900	840,098
SUMCO Corp.	12,500	266,102
Sumitomo Chemical Co. Ltd.	91,000	521,092
Sumitomo Corp.	58,400	957,334
Sumitomo Dainippon Pharma Co. Ltd.	11,100	214,484
Sumitomo Electric Industries Ltd.	39,100	598,690
Sumitomo Heavy Industries Ltd.	9,900	342,264
Sumitomo Metal Mining Co. Ltd.	12,600	451,930
Sumitomo Mitsui Financial Group Inc.	62,400	2,477,827
Sumitomo Mitsui Trust Holdings Inc.	17,300	685,571
Sumitomo Realty & Development Co. Ltd.	17,000	620,833
Sumitomo Rubber Industries Ltd.	19,400	319,925
Sundrug Co. Ltd.	7,000	279,525
Suntory Beverage & Food Ltd.	8,900	378,055
Suzuken Co. Ltd./Aichi Japan	9,800	427,667
Suzuki Motor Corp.	17,100	1,000,733
Sysmex Corp.	7,900	745,962
T&D Holdings Inc.	29,100	432,835
Taiheiyo Cement Corp.	8,600	270,046
Taisei Corp.	11,800	654,619
Taisho Pharmaceutical Holdings Co. Ltd.	3,100	349,768
Takashimaya Co. Ltd.	30,000	250,313
Takeda Pharmaceutical Co. Ltd.	33,600	1,403,252
TDK Corp.	7,200	767,340
Teijin Ltd.	14,100	261,997
Terumo Corp.	15,100	826,898
THK Co. Ltd.	9,300	251,318
TIS Inc.	5,900	282,508
Tobu Railway Co. Ltd.	12,800	376,202
Toho Co. Ltd./Tokyo	10,600	315,330
Toho Gas Co. Ltd.	8,400	285,528
Tohoku Electric Power Co. Inc.	29,000	367,617
Tokai Carbon Co. Ltd.(a)	12,600	230,861
Tokio Marine Holdings Inc.	30,900	1,463,292
Tokuyama Corp.	4,200	132,071
Tokyo Electric Power Co. Holdings Inc.(b)	90,000	429,337
Tokyo Electron Ltd.	7,900	1,351,836
Tokyo Gas Co. Ltd.	19,800	481,734
Tokyo Tatemono Co. Ltd.	17,700	237,339
Tokyu Corp.	23,200	398,342
Tokyu Fudosan Holdings Corp.	39,300	266,119
Topcon Corp.	10,800	186,303
Toppan Printing Co. Ltd.	50,000	383,688
Toray Industries Inc.	68,300	528,327
Toshiba Corp.(b)	314,000	962,140
Tosoh Corp.	18,300	297,534
TOTO Ltd.	9,000	418,885

Security	Shares	Value

Japan (continued)
Toyo Seikan Group Holdings Ltd.	23,400	$428,951
Toyo Suisan Kaisha Ltd.	7,900	285,117
Toyo Tire & Rubber Co. Ltd.	10,400	163,423
Toyota Industries Corp.	9,500	533,813
Toyota Motor Corp.	104,200	6,799,902
Toyota Tsusho Corp.	14,900	506,472
Trend Micro Inc./Japan	7,700	453,305
Tsuruha Holdings Inc.	2,400	294,586
Ube Industries Ltd.	11,500	307,687
Ulvac Inc.	4,000	156,334
Unicharm Corp.	20,800	631,210
United Urban Investment Corp.	330	511,185
USS Co. Ltd.	22,400	423,427
West Japan Railway Co.	6,900	480,793
Yahoo Japan Corp.(a)	86,700	329,172
Yakult Honsha Co. Ltd.	6,400	459,675
Yamada Denki Co. Ltd.(a)	49,600	245,474
Yamaguchi Financial Group Inc.	25,000	282,741
Yamaha Corp.	8,500	396,373
Yamaha Motor Co. Ltd.	14,800	388,840
Yamato Holdings Co. Ltd.	17,200	496,763
Yamazaki Baking Co. Ltd.	11,000	272,691
Yaskawa Electric Corp.	13,700	449,160
Yokogawa Electric Corp.	15,700	277,843
Yokohama Rubber Co. Ltd. (The)	11,000	234,268

		201,425,397
Netherlands — 3.3%
Aalberts Industries NV	11,154	506,369
ABN AMRO Group NV, CVA(c)	18,601	515,809
Aegon NV	89,618	591,606
AerCap Holdings NV(b)	8,906	499,894
Akzo Nobel NV	11,303	1,046,104
ArcelorMittal	34,490	1,110,369
ASM International NV	5,770	333,779
ASML Holding NV	18,809	4,038,372
ASR Nederland NV	8,082	362,178
BE Semiconductor Industries NV	7,348	159,914
Boskalis Westminster(a)	8,726	267,907
Euronext NV(c)	3,962	246,389
EXOR NV	7,537	496,315
Gemalto NV(b)	4,118	240,335
Heineken Holding NV	8,786	849,647
Heineken NV	9,586	970,642
IMCD NV	5,742	417,550
ING Groep NV	171,459	2,628,467
InterXion Holding NV(b)	7,313	474,467
Koninklijke Ahold Delhaize NV	59,753	1,520,980
Koninklijke DSM NV	7,683	819,303
Koninklijke KPN NV	184,514	534,329
Koninklijke Philips NV	40,741	1,789,495
Koninklijke Vopak NV	5,482	258,365
NN Group NV	15,578	689,347
NXP Semiconductors NV(b)	16,314	1,555,377
PostNL NV	45,200	178,703
Randstad NV	6,639	421,490
RELX NV	45,828	997,084
Rhi Magnesita NV(a)	3,216	205,530
SBM Offshore NV	15,866	246,623
Signify NV(c)	7,697	213,619
Unilever NV, CVA	71,410	4,114,165

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued)	iShares® Core MSCI International Developed Markets ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	14,904	$899,125

		30,199,648
New Zealand — 0.3%
a2 Milk Co. Ltd.(b)	36,958	263,184
Auckland International Airport Ltd.	52,692	239,450
Contact Energy Ltd.	89,710	353,011
Fisher & Paykel Healthcare Corp. Ltd.	36,642	369,199
Fletcher Building Ltd.	60,503	289,569
Meridian Energy Ltd.	84,902	181,496
Ryman Healthcare Ltd.	55,960	463,648
Spark New Zealand Ltd.	143,842	378,980

		2,538,537
Norway — 0.8%
Aker BP ASA	8,587	307,337
Borr Drilling Ltd.(a)(b)	42,400	200,881
DNB ASA	44,445	897,650
Equinor ASA	49,894	1,326,457
Gjensidige Forsikring ASA	13,677	219,744
Marine Harvest ASA	23,525	514,978
Norsk Hydro ASA	75,481	430,801
Orkla ASA	52,851	447,599
Salmar ASA	3,634	185,641
Schibsted ASA, Class B	7,017	228,236
Storebrand ASA	40,965	349,349
Subsea 7 SA	19,235	279,177
Telenor ASA	39,081	765,090
TGS NOPEC Geophysical Co. ASA	8,349	318,699
Yara International ASA	10,096	445,982

		6,917,621
Portugal — 0.2%
Banco Comercial Portugues SA, Class R(b)	897,886	281,974
EDP - Energias de Portugal SA	135,046	551,299
Galp Energia SGPS SA	32,011	658,824
Jeronimo Martins SGPS SA	15,681	233,564

		1,725,661
Singapore — 1.2%
Ascendas REIT	125,300	253,122
CapitaLand Commercial Trust	249,642	320,924
CapitaLand Ltd.	123,200	292,321
CapitaLand Mall Trust	192,600	305,602
City Developments Ltd.	29,100	213,980
ComfortDelGro Corp. Ltd.	138,600	239,264
DBS Group Holdings Ltd.	82,800	1,627,048
Genting Singapore Ltd.	375,100	352,698
Hutchison Port Holdings Trust	672,400	171,462
Jardine Cycle & Carriage Ltd.	8,700	214,864
Keppel Corp. Ltd.	77,200	389,601
NetLink NBN Trust(a)	672,700	380,503
Oversea-Chinese Banking Corp. Ltd.	149,400	1,269,785
SATS Ltd.	67,700	258,108
Sembcorp Industries Ltd.	105,900	208,486
Silverlake Axis Ltd.	816,600	305,932
Singapore Airlines Ltd.	28,100	203,530
Singapore Exchange Ltd.	29,200	159,589
Singapore Press Holdings Ltd.(a)	38,200	81,659
Singapore Technologies Engineering Ltd.	106,100	266,555
Singapore Telecommunications Ltd.	286,200	674,871
Suntec REIT	198,200	267,897
United Overseas Bank Ltd.	63,500	1,260,391

Security	Shares	Value

Singapore (continued)
UOL Group Ltd.	44,900	$236,489
Venture Corp. Ltd.	15,300	187,471
Wilmar International Ltd.	96,400	221,650
Yangzijiang Shipbuilding Holdings Ltd.	222,000	154,110

		10,517,912
Spain — 2.7%
Acciona SA(a)	3,132	269,421
Acerinox SA	19,808	286,807
ACS Actividades de Construccion y Servicios SA	14,665	643,798
Aena SME SA(c)	3,174	577,115
Amadeus IT Group SA	20,912	1,786,171
Banco Bilbao Vizcaya Argentaria SA	315,514	2,320,586
Banco de Sabadell SA	348,282	582,125
Banco Santander SA	757,379	4,270,904
Bankia SA	107,863	425,438
Bankinter SA	56,467	545,864
Bolsas y Mercados Espanoles SHMSF SA	3,579	115,327
CaixaBank SA	188,598	873,188
Cellnex Telecom SA(a)(c)	16,063	426,824
Distribuidora Internacional de Alimentacion SA	52,018	116,432
Enagas SA	1,717	48,055
Endesa SA	12,120	280,500
Ferrovial SA	26,626	550,799
Grifols SA	18,154	527,841
Iberdrola SA	256,120	1,992,830
Iberdrola SA, New(b)	7,318	56,938
Industria de Diseno Textil SA	49,939	1,638,994
Inmobiliaria Colonial SOCIMI SA	33,523	361,446
International Consolidated Airlines Group SA	32,676	303,796
Mapfre SA	111,169	349,767
Mediaset Espana Comunicacion SA	24,992	196,973
Merlin Properties SOCIMI SA	30,684	454,158
Naturgy Energy Group SA	12,453	337,747
Prosegur Cia. de Seguridad SA	31,963	212,796
Red Electrica Corp. SA	18,673	396,329
Repsol SA	62,931	1,249,911
Siemens Gamesa Renewable Energy SA(a)	19,394	274,232
Telefonica SA	216,949	1,952,293
Viscofan SA	5,587	385,687

		24,811,092
Sweden — 2.8%
Alfa Laval AB	19,058	524,247
Arjo AB, Class B	34,437	116,991
Assa Abloy AB, Class B	45,096	894,832
Atlas Copco AB, Class A	30,000	859,723
Atlas Copco AB, Class B	21,199	555,999
BillerudKorsnas AB	15,096	180,141
Boliden AB	16,058	478,822
Castellum AB	25,578	461,836
Dometic Group AB(c)	29,959	291,524
Electrolux AB, Series B	14,170	332,860
Elekta AB, Class B	25,977	364,974
Epiroc AB, Class A(b)	28,393	340,203
Epiroc AB, Class B(b)	24,342	258,143
Essity AB, Class B	27,324	683,835
Fabege AB	41,537	588,648
Getinge AB, Class B	17,160	185,143
Hennes & Mauritz AB, Class B	44,504	692,894
Hexagon AB, Class B	13,099	799,368

60	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI International Developed Markets ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Hexpol AB	21,346	$229,578
Husqvarna AB, Class B	38,857	307,705
ICA Gruppen AB	7,533	250,084
Industrivarden AB, Class C	10,337	218,115
Intrum AB(a)	7,529	202,823
Investor AB, Class B	19,892	867,985
JM AB	14,063	259,523
Kindred Group PLC	23,366	301,963
Kinnevik AB, Class B	15,468	534,639
L E Lundbergforetagen AB, Class B	6,732	220,197
Loomis AB, Class B	8,366	262,599
Lundin Petroleum AB	11,346	374,604
Millicom International Cellular SA, SDR	5,283	338,509
NCC AB, Class B	10,866	175,730
Nibe Industrier AB, Class B	45,337	510,100
Nordea Bank AB	135,640	1,443,690
Saab AB, Class B	4,997	230,612
Sandvik AB	51,978	951,529
Securitas AB, Class B	22,884	412,282
Skandinaviska Enskilda Banken AB, Class A	67,730	725,204
Skanska AB, Class B	21,820	411,241
SKF AB, Class B	19,137	393,780
Svenska Cellulosa AB SCA, Class B	32,406	335,842
Svenska Handelsbanken AB, Class A	65,769	813,266
Swedbank AB, Class A	39,038	925,017
Swedish Match AB	12,212	668,241
Swedish Orphan Biovitrum AB(b)	13,724	371,428
Tele2 AB, Class B	25,384	341,042
Telefonaktiebolaget LM Ericsson, Class B	151,747	1,189,583
Telia Co. AB	119,545	575,511
Trelleborg AB, Class B	20,618	429,417
Volvo AB, Class B	72,646	1,274,491

		25,156,513
Switzerland — 7.0%
ABB Ltd., Registered	80,455	1,845,589
Adecco Group AG, Registered	8,078	497,572
Allreal Holding AG, Registered	2,609	406,372
Baloise Holding AG, Registered	3,944	616,300
Barry Callebaut AG, Registered	191	326,050
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	80	551,919
Chocoladefabriken Lindt & Spruengli AG, Registered	4	320,808
Cie. Financiere Richemont SA, Registered	24,970	2,194,333
Clariant AG, Registered	14,904	356,642
Coca-Cola HBC AG	10,578	379,362
Credit Suisse Group AG, Registered	120,391	1,942,065
dormakaba Holding AG, Class B(a)	310	198,838
Dufry AG, Registered	3,177	420,712
EMS-Chemie Holding AG, Registered	470	301,465
Flughafen Zurich AG, Registered	1,992	417,716
GAM Holding AG	15,891	160,997
Geberit AG, Registered	1,761	785,691
Georg Fischer AG, Registered	328	423,418
Givaudan SA, Registered	386	905,735
Gurit Holding AG, Bearer	193	168,436
Helvetia Holding AG, Registered	866	512,602
Idorsia Ltd.(b)	7,476	185,918
Intershop Holdings AG	764	389,717
Julius Baer Group Ltd.	11,708	643,822
Kardex AG Bearer, Registered	2,103	322,885

Security	Shares	Value

Switzerland (continued)
Kuehne + Nagel International AG, Registered	1,828	$292,388
LafargeHolcim Ltd., Registered	23,574	1,205,846
Logitech International SA, Registered	9,360	412,407
Lonza Group AG, Registered	3,973	1,225,209
Mobilezone Holding AG, Registered	24,971	260,304
Molecular Partners AG(a)(b)	7,507	153,173
Nestle SA, Registered	145,005	11,820,105
Novartis AG, Registered	104,753	8,807,717
OC Oerlikon Corp. AG, Registered	17,447	271,574
Pargesa Holding SA, Bearer	5,000	418,687
Partners Group Holding AG	836	635,444
PSP Swiss Property AG, Registered	5,378	506,836
Roche Holding AG, NVS	32,481	7,974,250
Schindler Holding AG, Participation Certificates, NVS	2,421	564,411
Schindler Holding AG, Registered	318	72,016
SGS SA, Registered	210	548,545
Sika AG, Registered	6,060	862,479
Sonova Holding AG, Registered	2,982	550,616
St Galler Kantonalbank AG, Class A, Registered	660	339,333
Straumann Holding AG, Registered	624	485,333
Sunrise Communications Group AG(c)	3,785	333,577
Swatch Group AG (The), Bearer	1,914	860,140
Swiss Life Holding AG, Registered	1,737	624,092
Swiss Prime Site AG, Registered	4,963	455,443
Swiss Re AG	12,023	1,102,473
Swisscom AG, Registered	866	407,020
Temenos AG, Registered	3,316	534,244
UBS Group AG, Registered	170,740	2,813,761
Valiant Holding AG, Registered	2,520	269,309
VAT Group AG(c)	1,876	246,912
Vifor Pharma AG	3,053	578,836
Zurich Insurance Group AG	6,301	1,939,308

		62,846,752
United Kingdom — 16.2%
3i Group PLC	51,852	644,528
Admiral Group PLC	12,982	337,347
Aggreko PLC	24,210	236,022
Anglo American PLC	57,613	1,309,544
Antofagasta PLC	24,907	327,698
Ashtead Group PLC	26,048	799,884
ASOS PLC(b)	3,671	292,297
Associated British Foods PLC	16,250	523,307
AstraZeneca PLC	58,567	4,505,804
Auto Trader Group PLC(c)	60,000	334,733
AVEVA Group PLC	7,753	267,471
Aviva PLC	179,401	1,176,647
B&M European Value Retail SA	55,672	301,386
Babcock International Group PLC	20,993	196,784
BAE Systems PLC	132,208	1,132,805
Balfour Beatty PLC	86,922	334,763
Barclays PLC	810,016	2,060,901
Barratt Developments PLC	64,319	450,538
BBA Aviation PLC	84,066	385,958
Beazley PLC	54,478	400,899
Bellway PLC	9,298	355,776
Berkeley Group Holdings PLC	7,404	362,556
BHP Billiton PLC	101,828	2,343,671
boohoo Group PLC(b)	57,288	151,197
BP PLC	910,202	6,844,962
British American Tobacco PLC	108,318	5,969,042

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued)	iShares® Core MSCI International Developed Markets ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
British Land Co. PLC (The)	50,952	$441,253
BT Group PLC	396,112	1,213,266
BTG PLC(a)(b)	32,796	228,437
Bunzl PLC	16,250	482,806
Burberry Group PLC	22,852	631,597
Burford Capital Ltd.	11,456	276,204
Capita PLC	96,277	204,592
Capital & Counties Properties PLC	76,493	276,336
Carnival PLC	7,886	457,743
Centamin PLC	92,741	144,767
Centrica PLC	284,717	555,548
Cineworld Group PLC	72,770	258,686
Close Brothers Group PLC	16,636	346,538
Cobham PLC(b)	183,843	301,566
Coca-Cola European Partners PLC, NVS	14,640	603,754
Compass Group PLC	67,085	1,442,740
ConvaTec Group PLC(c)	67,411	193,654
Croda International PLC	6,732	453,898
CYBG PLC(a)	79,710	361,358
Daily Mail & General Trust PLC, Class A, NVS	27,695	270,832
DCC PLC	4,520	418,002
Dechra Pharmaceuticals PLC	7,421	290,672
Derwent London PLC	7,020	287,581
Diageo PLC	112,517	4,135,591
Direct Line Insurance Group PLC	60,002	270,676
Dixons Carphone PLC	82,018	190,322
Domino’s Pizza Group PLC	41,755	172,751
DS Smith PLC	77,367	511,491
easyJet PLC	9,182	195,000
Electrocomponents PLC	28,038	263,925
Evraz PLC	25,547	186,658
Experian PLC	41,317	1,015,663
Ferguson PLC	9,382	739,641
Fevertree Drinks PLC	7,397	334,269
Fresnillo PLC	12,296	167,583
G4S PLC	89,230	323,051
GlaxoSmithKline PLC	226,607	4,701,336
Glencore PLC	577,219	2,532,725
Great Portland Estates PLC	32,909	309,043
Greencore Group PLC	81,845	190,350
Greene King PLC	25,417	171,638
GVC Holdings PLC	37,816	580,380
Halma PLC	27,116	500,462
Hammerson PLC	48,610	332,722
Hargreaves Lansdown PLC	16,638	453,085
Hays PLC	123,554	322,037
Hikma Pharmaceuticals PLC	10,427	224,450
Hiscox Ltd.	30,866	647,006
HomeServe PLC	27,907	370,463
Hostelworld Group PLC(c)	28,755	109,763
Howden Joinery Group PLC	46,634	291,852
HSBC Holdings PLC	931,300	8,924,032
IG Group Holdings PLC	23,756	286,846
IMI PLC	21,346	347,768
Imperial Brands PLC	44,572	1,708,416
Inchcape PLC	32,433	300,148
Indivior PLC(b)	44,868	179,981
Informa PLC	76,162	788,654
Inmarsat PLC	25,888	193,428
InterContinental Hotels Group PLC	8,536	527,048

Security	Shares	Value

United Kingdom (continued)
Intermediate Capital Group PLC	32,281	$449,700
Intertek Group PLC	8,366	645,277
Intu Properties PLC	58,556	134,112
Investec PLC	47,333	342,608
ITV PLC	188,498	407,612
IWG PLC	44,165	175,770
J Sainsbury PLC	101,201	434,094
John Wood Group PLC	41,826	356,515
Johnson Matthey PLC	9,853	485,968
Jupiter Fund Management PLC	48,443	278,328
Just Eat PLC(b)	34,161	355,349
Kainos Group PLC	50,838	246,741
KAZ Minerals PLC(b)	19,788	219,699
Kingfisher PLC	118,283	460,353
Land Securities Group PLC	34,352	424,838
Legal & General Group PLC	239,032	823,697
Lloyds Banking Group PLC	3,336,065	2,729,802
London Stock Exchange Group PLC	15,287	881,719
Man Group PLC	144,132	328,028
Marks & Spencer Group PLC	86,730	350,406
Mediclinic International PLC	17,368	116,646
Meggitt PLC	67,699	506,362
Melrose Industries PLC	261,609	740,895
Merlin Entertainments PLC(c)	41,730	215,564
Metro Bank PLC(a)(b)	5,578	234,142
Micro Focus International PLC	23,185	380,162
Mondi PLC	17,713	487,239
Moneysupermarket.com Group PLC	49,160	202,549
National Grid PLC	139,154	1,484,560
NEX Group PLC	17,527	232,210
Next PLC	7,694	599,097
NMC Health PLC	6,316	314,499
Ocado Group PLC(b)	29,416	426,766
Pearson PLC	41,538	503,791
Pennon Group PLC	25,581	252,139
Persimmon PLC	16,887	549,801
Phoenix Group Holdings	56,270	508,566
Plus500 Ltd.	6,930	168,718
Provident Financial PLC(b)	15,789	138,765
Prudential PLC	114,526	2,711,643
Quilter PLC(b)(c)	116,160	235,721
Randgold Resources Ltd.	5,442	404,756
Reckitt Benckiser Group PLC	31,425	2,801,843
RELX PLC	43,846	956,187
Rentokil Initial PLC	118,900	529,197
Rightmove PLC	6,924	442,412
Rio Tinto PLC	55,939	3,079,309
Rolls-Royce Holdings PLC	82,306	1,069,933
Rotork PLC	64,168	302,937
Royal Bank of Scotland Group PLC(b)	228,733	766,304
Royal Dutch Shell PLC, Class A	214,037	7,341,957
Royal Dutch Shell PLC, Class B	178,014	6,238,219
Royal Mail PLC	48,072	295,681
RPC Group PLC	29,485	315,140
RSA Insurance Group PLC	48,654	411,141
Sage Group PLC (The)	60,100	490,361
Schroders PLC	5,941	242,600
Segro PLC	67,307	587,129
Severn Trent PLC	11,220	284,717
Shaftesbury PLC	28,078	343,268

62	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI International Developed Markets ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Shire PLC	43,670	$2,492,433
Sirius Minerals PLC(b)	339,893	162,202
Sky PLC	51,697	1,033,140
Smith & Nephew PLC	37,590	651,121
Smiths Group PLC	19,424	411,238
Sophos Group PLC(c)	28,048	177,632
Spectris PLC	9,232	280,348
Spirax-Sarco Engineering PLC	6,444	587,055
SSE PLC	40,935	671,206
SSP Group PLC	47,495	424,648
St. James’s Place PLC	28,603	452,304
Standard Chartered PLC	142,134	1,282,737
Standard Life Aberdeen PLC	146,852	601,594
Stock Spirits Group PLC	49,222	139,465
Tate & Lyle PLC	29,523	241,655
Taylor Wimpey PLC	184,007	422,279
Tesco PLC	485,098	1,656,361
Thomas Cook Group PLC	121,127	152,374
Travis Perkins PLC	15,096	236,834
Tullow Oil PLC(b)	99,233	294,833
Unilever PLC	58,965	3,368,478
United Utilities Group PLC	34,175	322,411
Vodafone Group PLC	1,234,465	3,011,917
Weir Group PLC (The)	16,591	424,057
WH Smith PLC	16,590	418,917
Whitbread PLC	8,366	429,636
William Hill PLC	58,418	227,974
Wm Morrison Supermarkets PLC	127,113	435,693
WPP PLC	59,956	937,476

		146,080,164

Total Common Stocks — 99.0% (Cost: $892,866,906)		895,282,190

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,694	223,170
Fuchs Petrolub SE, Preference Shares, NVS	8,438	476,663

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	6,505	$816,299
Porsche Automobil Holding SE, Preference Shares, NVS	9,653	653,951
Sartorius AG, Preference Shares, NVS	2,509	408,056
Schaeffler AG, Preference Shares, NVS	12,903	176,939
Volkswagen AG, Preference Shares, NVS	8,421	1,499,823

		4,254,901
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	445,950	297,417

Total Preferred Stocks — 0.5% (Cost: $4,697,501)		4,552,318

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(e)(f)(g)	7,125,007	7,127,145
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(e)(f)	1,616,933	1,616,933

		8,744,078

Total Short-Term Investments — 1.0% (Cost: $8,742,052)		8,744,078

Total Investments in Securities — 100.5% (Cost: $906,306,459)		908,578,586

Other Assets, Less Liabilities — (0.5)%		(4,464,619)

Net Assets — 100.0%		$904,113,967

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	101,027	7,023,980	7,125,007	$7,127,145	$128,129	(b)	$(1,053)	$2,026
BlackRock Cash Funds: Treasury, SL Agency Shares	28,216	1,588,717	1,616,933	1,616,933	13,865		—	—

				$8,744,078	$141,994		$(1,053)	$2,026

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued)	iShares® Core MSCI International Developed Markets ETF
July 31, 2018

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE E-Mini	34	09/21/18	$3,407	$(5,383)
S&P/TSX 60 Index	2	09/20/18	301	3,132

				$(2,251)

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$3,132

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$5,383

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$22,022

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$(4,999)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,790,298

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

64	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI International Developed Markets ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$895,225,252	$56,938	$—	$895,282,190
Preferred Stocks	4,552,318	—	—	4,552,318
Money Market Funds	8,744,078	—	—	8,744,078

	$908,521,648	$56,938	$—	$908,578,586

Derivative financial instruments(a)
Assets
Futures Contracts	$3,132	$—	$—	$3,132
Liabilities
Futures Contracts	(5,383)	—	—	(5,383)

	$(2,251)	$—	$—	$(2,251)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments	iShares® Core MSCI Pacific ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 18.9%
Abacus Property Group	82,753	$230,079
Accent Group Ltd.	98,359	104,562
Adelaide Brighton Ltd.	76,900	393,312
AGL Energy Ltd.	89,017	1,455,193
ALS Ltd.	76,779	425,227
Altium Ltd.	33,663	510,511
Alumina Ltd.	415,926	875,034
Amcor Ltd./Australia	159,305	1,784,700
AMP Ltd.	408,192	1,031,730
Ansell Ltd.	23,020	493,027
APA Group	157,487	1,129,782
ARB Corp. Ltd.	12,533	195,937
Ardent Leisure Group	69,622	98,597
Aristocrat Leisure Ltd.	78,547	1,880,217
Asaleo Care Ltd.	88,518	46,063
ASX Ltd.	27,210	1,328,772
Atlas Arteria Ltd.	143,922	699,725
Aurizon Holdings Ltd.	294,358	995,657
AusNet Services	227,057	275,134
Austal Ltd.	79,938	101,618
Australia & New Zealand Banking Group Ltd.	402,028	8,756,820
Australian Agricultural Co. Ltd.(a)(b)	134,381	126,372
Australian Pharmaceutical Industries Ltd.	93,773	117,811
Automotive Holdings Group Ltd.	62,886	127,626
Aveo Group	82,585	145,503
Bank of Queensland Ltd.	62,786	518,560
Bapcor Ltd.	122,589	636,106
Beach Energy Ltd.	408,347	579,809
Bellamy’s Australia Ltd.(a)	18,174	148,616
Bendigo & Adelaide Bank Ltd.	65,443	569,695
BHP Billiton Ltd.	455,033	11,792,144
Blackmores Ltd.(b)	2,554	281,151
BlueScope Steel Ltd.	87,767	1,152,244
Boral Ltd.	158,075	781,461
Brambles Ltd.	224,147	1,646,313
Breville Group Ltd.	20,873	166,652
Brickworks Ltd.	19,446	225,227
BWP Trust	106,153	261,206
Caltex Australia Ltd.	38,766	938,335
carsales.com Ltd.	34,828	360,922
Cedar Woods Properties Ltd.	45,481	207,935
Challenger Ltd./Australia	78,948	730,103
Charter Hall Group	94,505	470,006
Charter Hall Retail REIT	75,936	233,142
CIMIC Group Ltd.	17,404	625,300
Cleanaway Waste Management Ltd.	328,544	454,286
Coca-Cola Amatil Ltd.	77,717	553,483
Cochlear Ltd.	8,112	1,226,354
Commonwealth Bank of Australia	237,855	13,224,471
Computershare Ltd.	66,344	897,133
Corporate Travel Management Ltd.	11,252	239,984
Costa Group Holdings Ltd.	71,373	417,572
Credit Corp. Group Ltd.	9,765	149,396
Cromwell Property Group	326,990	269,824
Crown Resorts Ltd.	51,808	519,940
CSL Ltd.	63,402	9,266,827
CSR Ltd.	78,850	248,536
Dexus	131,814	987,744

Security	Shares	Value

Australia (continued)
Domain Holdings Australia Ltd.	88,818	$209,967
Domino’s Pizza Enterprises Ltd.(b)	10,368	384,993
Downer EDI Ltd.	84,999	466,329
DuluxGroup Ltd.	84,199	478,840
Eclipx Group Ltd.	59,707	136,266
Estia Health Ltd.	31,575	75,583
Evolution Mining Ltd.	220,017	456,334
Fairfax Media Ltd.	337,941	203,493
FlexiGroup Ltd./Australia	106,853	181,905
Flight Centre Travel Group Ltd.	7,831	395,925
Fortescue Metals Group Ltd.	223,480	726,010
G8 Education Ltd.	57,190	105,862
Galaxy Resources Ltd.(a)(b)	77,423	164,035
Gateway Lifestyle	83,593	142,308
GDI Property Group	1,139,697	1,076,008
Genworth Mortgage Insurance Australia Ltd.	52,695	105,377
Goodman Group	240,099	1,718,855
GPT Group (The)	233,055	893,986
GrainCorp Ltd., Class A	36,382	200,414
Greencross Ltd.	33,088	104,786
Growthpoint Properties Australia Ltd.	27,784	77,042
GUD Holdings Ltd.	14,886	157,141
GWA Group Ltd.	54,817	133,256
Harvey Norman Holdings Ltd.	92,831	244,987
Healthscope Ltd.	234,792	380,507
HT&E Ltd.(b)	65,272	120,823
Iluka Resources Ltd.	66,138	562,962
Incitec Pivot Ltd.	240,248	676,895
Independence Group NL(b)	82,775	276,907
Insurance Australia Group Ltd.	334,617	1,999,984
Investa Office Fund	99,389	381,251
InvoCare Ltd.	21,022	221,602
IOOF Holdings Ltd.	39,511	268,758
IPH Ltd.	32,489	118,346
IRESS Ltd.	32,285	277,448
James Hardie Industries PLC	63,364	1,012,753
Japara Healthcare Ltd.(b)	44,046	60,740
JB Hi-Fi Ltd.	20,062	355,701
LendLease Group	74,160	1,109,778
Link Administration Holdings Ltd.	66,096	377,363
Macquarie Group Ltd.	40,100	3,661,306
Magellan Financial Group Ltd.	19,399	355,916
Mayne Pharma Group Ltd.(a)(b)	297,741	219,127
McMillan Shakespeare Ltd.	14,528	175,502
Medibank Pvt Ltd.	401,962	929,326
Metcash Ltd.	167,761	327,997
Mineral Resources Ltd.	28,949	356,167
Mirvac Group	501,320	849,713
Monadelphous Group Ltd.	18,349	201,063
MYOB Group Ltd.	73,395	170,779
National Australia Bank Ltd.	365,309	7,693,597
Navitas Ltd.	51,714	165,310
Newcrest Mining Ltd.	105,948	1,703,616
NEXTDC Ltd.(a)	105,103	563,343
Nine Entertainment Co. Holdings Ltd.	107,196	178,504
Northern Star Resources Ltd.	81,368	435,521
Nufarm Ltd./Australia	47,934	254,784
OFX Group Ltd.	62,768	81,425
Oil Search Ltd.	195,696	1,306,414
Orica Ltd.	53,749	702,444

66	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI Pacific ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Origin Energy Ltd.(a)	240,344	$1,745,623
Orocobre Ltd.(a)(b)	40,906	140,492
Orora Ltd.	201,910	544,863
OZ Minerals Ltd.	39,583	279,253
Pact Group Holdings Ltd.	56,172	225,912
Pendal Group Ltd.	26,708	184,450
Perpetual Ltd.	7,392	239,701
Pilbara Minerals Ltd.(a)(b)	344,677	225,485
Platinum Asset Management Ltd.	42,560	174,015
Premier Investments Ltd.	25,625	330,892
Primary Health Care Ltd.	62,636	163,438
QBE Insurance Group Ltd.	182,055	1,366,931
Qube Holdings Ltd.	135,380	260,661
Quintis Ltd.(a)(b)(c)	56,238	—
Ramsay Health Care Ltd.	18,787	785,462
REA Group Ltd.	9,794	631,979
Regis Healthcare Ltd.	25,729	66,370
Regis Resources Ltd.	92,007	305,055
Rio Tinto Ltd.	53,152	3,208,471
Sandfire Resources NL	36,978	202,872
Santos Ltd.(a)	280,882	1,332,193
Saracen Mineral Holdings Ltd.(a)	215,242	300,020
Scentre Group	676,020	2,135,851
SEEK Ltd.	46,514	738,943
Select Harvests Ltd.	39,069	174,263
Seven West Media Ltd.	197,811	122,054
SG Fleet Group Ltd.	33,008	86,865
Shopping Centres Australasia Property Group	144,112	257,119
Sigma Healthcare Ltd.	229,913	83,749
Sims Metal Management Ltd.	28,998	369,704
Sirtex Medical Ltd.	9,903	233,740
Sonic Healthcare Ltd.	51,784	1,003,981
South32 Ltd.	728,273	1,932,791
Southern Cross Media Group Ltd.	170,781	159,968
Spark Infrastructure Group	237,531	406,135
St. Barbara Ltd.	90,826	278,183
Star Entertainment Grp Ltd. (The)	115,987	427,675
Steadfast Group Ltd.	157,862	342,675
Stockland	318,722	983,292
Suncorp Group Ltd.	168,597	1,876,265
Super Retail Group Ltd.	28,173	193,521
Sydney Airport	148,118	778,484
Syrah Resources Ltd.(a)(b)	71,492	159,973
Tabcorp Holdings Ltd.	292,961	1,017,066
Tassal Group Ltd.	46,883	145,685
Technology One Ltd.	61,422	225,566
Telstra Corp. Ltd.	482,511	1,018,704
TPG Telecom Ltd.(b)	59,895	256,469
Transurban Group	296,354	2,577,622
Treasury Wine Estates Ltd.	105,939	1,450,668
Vicinity Centres	373,256	738,093
Virtus Health Ltd.	24,216	101,172
Wesfarmers Ltd.	151,051	5,553,928
Western Areas Ltd.	71,876	173,122
Westgold Resources Ltd.(a)(b)	66,695	78,834
Westpac Banking Corp.	463,094	10,142,019
Whitehaven Coal Ltd.	118,082	476,657
Woodside Petroleum Ltd.	127,041	3,413,144
Woolworths Group Ltd.	172,015	3,847,787

Security	Shares	Value

Australia (continued)
WorleyParsons Ltd.	34,247	$467,940

		168,626,705
Hong Kong — 9.2%
AIA Group Ltd.	1,713,600	14,958,501
ASM Pacific Technology Ltd.	45,900	552,462
Bank of East Asia Ltd. (The)	181,200	720,445
BOC Hong Kong Holdings Ltd.	535,500	2,593,171
Brightoil Petroleum Holdings Ltd.(a)(b)(c)	804,000	122,949
Champion REIT	306,000	208,233
CITIC Telecom International Holdings Ltd.	453,000	128,156
CK Asset Holdings Ltd.	382,572	2,927,617
CK Hutchison Holdings Ltd.	382,572	4,158,630
CK Infrastructure Holdings Ltd.	153,000	1,135,731
CK Life Sciences International Holdings Inc.	1,208,000	81,589
CLP Holdings Ltd.	229,500	2,621,930
Dah Sing Banking Group Ltd.	181,200	384,699
Galaxy Entertainment Group Ltd.	306,000	2,458,638
Giordano International Ltd.	312,000	176,930
Global Brands Group Holding Ltd.(a)	1,530,065	86,768
Guotai Junan International Holdings Ltd.	766,000	178,636
Haitong International Securities Group Ltd.(b)	460,000	207,515
Hang Lung Properties Ltd.	307,000	645,521
Hang Seng Bank Ltd.	107,100	2,915,270
Henderson Land Development Co. Ltd.	306,064	1,706,390
HKBN Ltd.	226,500	350,986
HKT Trust & HKT Ltd.	459,720	613,964
Hong Kong & China Gas Co. Ltd.	1,377,716	2,812,615
Hong Kong Exchanges & Clearing Ltd.	171,100	5,049,828
Hongkong Land Holdings Ltd.	166,100	1,207,547
Hopewell Holdings Ltd.	78,000	276,330
Hsin Chong Group Holdings Ltd.(a)(c)	1,002,000	31,922
Hutchison Telecommunications Hong Kong Holdings Ltd.	312,000	111,725
Hysan Development Co. Ltd.	153,000	837,419
Jardine Matheson Holdings Ltd.	30,600	2,065,500
Jardine Strategic Holdings Ltd.	31,100	1,240,268
Johnson Electric Holdings Ltd.	78,250	231,844
Kerry Logistics Network Ltd.	153,500	201,090
Kerry Properties Ltd.	78,000	395,112
Landing International Development Ltd.(a)	274,200	271,155
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	153,500	63,183
Link REIT	306,000	3,033,815
Macau Legend Development Ltd.(b)	1,063,000	188,294
Man Wah Holdings Ltd.(b)	241,600	177,956
Melco International Development Ltd.	156,000	442,326
Melco Resorts & Entertainment Ltd., ADR	40,339	1,043,166
MGM China Holdings Ltd.	183,600	394,942
MTR Corp. Ltd.	229,500	1,286,837
New World Development Co. Ltd.	765,000	1,089,912
NWS Holdings Ltd.	307,000	554,757
Pacific Basin Shipping Ltd.(a)	883,000	230,676
Pacific Textiles Holdings Ltd.	156,000	130,809
PCCW Ltd.	604,000	352,525
Power Assets Holdings Ltd.	229,500	1,624,631
Sa Sa International Holdings Ltd.	312,000	166,195
Sands China Ltd.	306,000	1,575,400
Shangri-La Asia Ltd.	306,000	500,696
Shun Tak Holdings Ltd.	614,000	248,819
Sino Land Co. Ltd.	306,000	525,653
SITC International Holdings Co. Ltd.	307,000	298,113

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued)	iShares® Core MSCI Pacific ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
SJM Holdings Ltd.	306,000	$371,623
SmarTone Telecommunications Holdings Ltd.(b)	78,000	80,712
Sun Hung Kai & Co. Ltd.	156,000	91,050
Sun Hung Kai Properties Ltd.	229,500	3,597,293
SUNeVision Holdings Ltd.	604,000	431,035
Sunlight REIT	307,000	214,391
Swire Pacific Ltd., Class A	76,500	829,620
Swire Properties Ltd.	181,200	713,518
Techtronic Industries Co. Ltd.	229,500	1,278,063
Television Broadcasts Ltd.	45,900	142,429
Town Health International Medical Group Ltd.(a)(b)(c)	632,000	805
Value Partners Group Ltd.(b)	328,000	255,389
VTech Holdings Ltd.	30,700	343,495
WH Group Ltd.(d)	1,355,500	1,088,249
Wharf Real Estate Investment Co. Ltd.	153,000	1,114,283
Wheelock & Co. Ltd.	153,000	1,084,062
Wynn Macau Ltd.	306,000	900,786
Xinyi Glass Holdings Ltd.(b)	312,000	367,379
Yue Yuen Industrial Holdings Ltd.	153,000	411,398

		81,911,371
Japan — 67.2%
Acom Co. Ltd.	75,500	300,138
ADEKA Corp.	15,600	262,973
Advance Residence Investment Corp.	156	405,399
Advantest Corp.	30,700	725,128
Aeon Co. Ltd.	91,800	1,858,716
AEON Financial Service Co. Ltd.	15,600	320,947
Aeon Mall Co. Ltd.	30,700	535,892
AEON REIT Investment Corp.	307	327,734
Aica Kogyo Co. Ltd.	15,300	563,123
Aida Engineering Ltd.	30,700	292,081
Aiful Corp.(a)	75,500	240,785
Aisin Seiki Co. Ltd.	30,600	1,418,742
Ajinomoto Co. Inc.	76,500	1,350,060
Alfresa Holdings Corp.	30,700	733,081
Alpine Electronics Inc.	15,600	346,868
Alps Electric Co. Ltd.	30,700	881,727
Amada Holdings Co. Ltd.	61,200	611,235
Amano Corp.	30,700	629,139
ANA Holdings Inc.	15,300	560,390
Anritsu Corp.	30,700	438,532
AOKI Holdings Inc.	15,600	222,837
Aozora Bank Ltd.	15,300	570,641
Asahi Diamond Industrial Co. Ltd.	15,600	113,021
Asahi Glass Co. Ltd.	30,600	1,276,595
Asahi Group Holdings Ltd.	61,200	2,964,324
Asahi Intecc Co. Ltd.	15,300	582,942
Asahi Kasei Corp.	153,000	2,037,221
Asics Corp.	30,700	497,223
Astellas Pharma Inc.	275,400	4,471,498
Autobacs Seven Co. Ltd.	15,600	267,293
Azbil Corp.	15,300	669,050
Bandai Namco Holdings Inc.	30,600	1,220,556
Bank of Saga Ltd. (The)	15,600	364,149
Bank of the Ryukyus Ltd.	15,600	246,807
Benesse Holdings Inc.	15,300	555,606
Bic Camera Inc.	30,700	461,844
Bridgestone Corp.	91,800	3,603,441
Brother Industries Ltd.	45,900	932,023
Calbee Inc.	15,300	505,717

Security	Shares	Value

Japan (continued)
Canon Inc.	137,700	$4,449,356
Canon Marketing Japan Inc.	15,600	326,103
Capcom Co. Ltd.	15,300	395,553
Casio Computer Co. Ltd.	30,700	500,514
Cawachi Ltd.	15,600	305,617
Central Japan Railway Co.	24,400	5,066,804
Chiba Bank Ltd. (The)	153,000	1,087,976
Chubu Electric Power Co. Inc.	91,800	1,410,951
Chugai Pharmaceutical Co. Ltd.	30,600	1,549,955
Chugoku Bank Ltd. (The)	30,600	323,659
Chugoku Electric Power Co. Inc. (The)	45,900	602,760
Citizen Watch Co. Ltd.	45,300	297,036
CKD Corp.	30,700	465,683
Coca-Cola Bottlers Japan Holdings Inc.	30,625	1,101,176
Colowide Co. Ltd.(b)	30,700	775,042
COMSYS Holdings Corp.	15,600	386,446
Concordia Financial Group Ltd.	168,300	902,090
Corona Corp.	30,700	351,045
Cosmo Energy Holdings Co. Ltd.	15,300	538,521
Credit Saison Co. Ltd.	15,500	240,794
CyberAgent Inc.	15,300	802,314
D.A. Consortium Holdings Inc.	15,600	374,879
Dai Nippon Printing Co. Ltd.	45,900	999,270
Daibiru Corp.	15,600	160,264
Daifuku Co. Ltd.	15,300	667,684
Dai-ichi Life Holdings Inc.	153,000	2,873,021
Daiichi Sankyo Co. Ltd.	91,800	3,790,420
Daikin Industries Ltd.	30,700	3,653,064
Daikyonishikawa Corp.	15,600	230,781
Daio Paper Corp.	15,600	214,476
Daiseki Co. Ltd.	15,600	426,443
Daito Trust Construction Co. Ltd.	15,300	2,551,139
Daiwa House Industry Co. Ltd.	91,800	3,336,094
Daiwa House REIT Investment Corp.	309	761,872
Daiwa Securities Group Inc.	290,700	1,690,080
DCM Holdings Co. Ltd.	30,700	274,528
DeNA Co. Ltd.	15,600	293,354
Denso Corp.	61,200	3,009,155
Dentsu Inc.	30,600	1,282,062
DIC Corp.	15,300	497,517
Disco Corp.	4,200	711,756
DMG Mori Co. Ltd.	15,600	237,052
Don Quijote Holdings Co. Ltd.	15,300	713,472
Duskin Co. Ltd.	15,600	394,111
East Japan Railway Co.	45,900	4,280,829
EDION Corp.	30,700	306,068
Eighteenth Bank Ltd. (The)	156,000	419,475
Eiken Chemical Co. Ltd.	15,300	333,363
Eisai Co. Ltd.	30,600	2,619,343
Electric Power Development Co. Ltd.	15,600	421,565
EPS Holdings Inc.	15,600	298,092
FamilyMart UNY Holdings Co. Ltd.(b)	15,300	1,421,476
Fancl Corp.	15,600	815,258
FANUC Corp.	30,600	5,992,067
Fast Retailing Co. Ltd.	7,800	3,396,909
FCC Co. Ltd.	15,600	455,708
Financial Products Group Co. Ltd.	30,900	373,759
Fudo Tetra Corp.	106,100	192,409
Fuji Corp./Aichi	30,700	540,281
Fuji Electric Co. Ltd.	153,000	1,123,513

68	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI Pacific ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fuji Oil Holdings Inc.	15,600	$512,149
FUJIFILM Holdings Corp.	61,200	2,515,465
Fujitec Co. Ltd.	15,600	222,280
Fujitsu Ltd.	306,000	2,078,635
Fukuoka Financial Group Inc.	153,000	835,117
Fukuoka REIT Corp.	156	245,274
Furukawa Electric Co. Ltd.	15,300	537,837
Glory Ltd.	15,300	447,628
GLP J-Reit	459	489,589
GMO internet Inc.	15,600	330,423
Godo Steel Ltd.	15,600	320,668
Gree Inc.(a)	30,700	169,763
GungHo Online Entertainment Inc.(b)	120,800	256,838
Hachijuni Bank Ltd. (The)	90,600	398,206
Hakuhodo DY Holdings Inc.	45,900	702,810
Hamamatsu Photonics KK	30,600	1,292,996
Hankyu Hanshin Holdings Inc.	30,600	1,215,088
Haseko Corp.	45,900	606,451
Hazama Ando Corp.	30,600	242,198
Heiwa Real Estate REIT Inc.	307	295,920
Heiwado Co. Ltd.	15,600	397,595
Hino Motors Ltd.	45,900	515,422
Hisamitsu Pharmaceutical Co. Inc.	15,300	1,115,312
Hitachi Chemical Co. Ltd.	15,600	307,708
Hitachi Construction Machinery Co. Ltd.	15,300	487,949
Hitachi High-Technologies Corp.	15,300	623,262
Hitachi Ltd.	765,000	5,320,967
Hitachi Transport System Ltd.	15,600	425,049
Hitachi Zosen Corp.	45,300	211,648
Hokkaido Electric Power Co. Inc.	30,700	197,463
Hokuetsu Corp.	15,300	85,289
Hokuhoku Financial Group Inc.	30,700	441,275
Hokuriku Electric Power Co.(a)	30,700	321,426
Honda Motor Co. Ltd.	229,500	6,878,439
House Foods Group Inc.	15,300	482,482
Hoya Corp.	61,200	3,663,034
Hulic Co. Ltd.	45,900	448,585
Hulic Reit Inc.	156	240,954
Ibiden Co. Ltd.	15,600	255,726
Ichigo Inc.	90,600	403,062
Ichigo Office REIT Investment	307	253,411
Ichiyoshi Securities Co. Ltd.	15,600	152,600
Idemitsu Kosan Co. Ltd.	15,300	687,502
IDOM Inc.	15,600	56,859
IHI Corp.	15,300	533,737
Iida Group Holdings Co. Ltd.	30,700	600,342
Iino Kaiun Kaisha Ltd.	45,300	213,672
Inpex Corp.	137,700	1,513,667
Invesco Office J-Reit Inc.	1,860	260,041
Invincible Investment Corp.	1,216	536,087
Isetan Mitsukoshi Holdings Ltd.	61,200	736,434
Isuzu Motors Ltd.	76,500	1,030,912
Ito En Ltd.	15,300	681,352
ITOCHU Corp.	198,900	3,518,153
Itochu-Shokuhin Co. Ltd.	15,300	825,549
Itoham Yonekyu Holdings Inc.	45,300	367,855
Itoki Corp.	15,600	86,822
Iyo Bank Ltd. (The)	45,300	311,604
J Front Retailing Co. Ltd.	45,900	670,417
J Trust Co. Ltd.(b)	15,600	124,309

Security	Shares	Value

Japan (continued)
JAC Recruitment Co. Ltd.	15,600	$332,514
Japan Airlines Co. Ltd.	15,300	563,533
Japan Excellent Inc.	307	394,103
Japan Exchange Group Inc.	76,500	1,356,553
Japan Hotel REIT Investment Corp.	755	552,390
Japan Logistics Fund Inc.	156	301,018
Japan Post Bank Co. Ltd.	61,200	733,154
Japan Post Holdings Co. Ltd.	214,200	2,357,463
Japan Prime Realty Investment Corp.	153	550,138
Japan Real Estate Investment Corp.	153	799,580
Japan Rental Housing Investments Inc.	307	249,571
Japan Retail Fund Investment Corp.	459	836,074
Japan Securities Finance Co. Ltd.	30,700	170,860
Japan Tobacco Inc.	153,000	4,340,968
JFE Holdings Inc.	76,500	1,548,247
Jimoto Holdings Inc.	151,000	225,272
JSP Corp.	15,300	388,036
JSR Corp.	30,700	587,178
JTEKT Corp.	30,700	442,098
JXTG Holdings Inc.	443,700	3,248,277
Kadokawa Dwango(a)	15,600	165,699
Kagome Co. Ltd.	30,600	932,160
Kajima Corp.	153,000	1,190,486
Kakaku.com Inc.	30,700	645,046
Kamei Corp.	30,700	428,659
Kansai Electric Power Co. Inc. (The)	107,100	1,519,339
Kansai Paint Co. Ltd.	30,600	701,444
Kao Corp.	76,500	5,560,841
Kawasaki Heavy Industries Ltd.	15,300	446,945
Kawasaki Kisen Kaisha Ltd.(a)(b)	15,600	282,483
KDDI Corp.	260,100	7,233,262
Keikyu Corp.	30,600	499,977
Keio Corp.	30,600	1,498,017
Keiyo Co. Ltd.	62,100	297,907
Kenedix Inc.	60,400	344,788
Kewpie Corp.	15,600	386,586
Key Coffee Inc.	15,600	298,231
Keyence Corp.	15,300	8,051,840
Kikkoman Corp.	37,800	1,786,332
Kintetsu Group Holdings Co. Ltd.	30,600	1,213,722
Kirin Holdings Co. Ltd.	122,400	3,123,966
Kitz Corp.	30,700	272,060
Kiyo Bank Ltd. (The)	30,700	516,969
Kobe Steel Ltd.	45,900	449,815
Koei Tecmo Holdings Co. Ltd.	15,600	319,135
Kohnan Shoji Co. Ltd.	15,600	339,761
Koito Manufacturing Co. Ltd.	15,300	979,998
Kokuyo Co. Ltd.	30,700	518,614
Komatsu Ltd.	137,700	4,031,114
Komori Corp.	15,600	194,268
Konami Holdings Corp.	15,300	717,572
Konica Minolta Inc.	76,500	684,085
Konishi Co. Ltd.	30,700	506,822
Kubota Corp.	153,000	2,555,239
Kuraray Co. Ltd.	45,900	645,815
Kurita Water Industries Ltd.	15,300	445,578
Kyocera Corp.	45,900	2,660,347
KYORIN Holdings Inc.	15,600	316,209
Kyowa Exeo Corp.	15,600	421,565
Kyowa Hakko Kirin Co. Ltd.	30,700	580,596

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued)	iShares® Core MSCI Pacific ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kyushu Electric Power Co. Inc.	76,500	$897,990
Kyushu Financial Group Inc.	75,700	386,818
Lawson Inc.	15,300	917,125
Leopalace21 Corp.	45,900	251,765
LIFULL Co. Ltd.	15,600	97,552
Lintec Corp.	15,600	457,799
Lion Corp.	30,700	554,267
LIXIL Group Corp.	45,900	937,354
M3 Inc.	30,600	1,160,416
Makita Corp.	30,600	1,369,537
Marubeni Corp.	270,400	2,055,175
Maruha Nichiro Corp.	15,300	567,907
Marui Group Co. Ltd.	30,600	605,767
Marusan Securities Co. Ltd.	30,700	256,702
Matsuda Sangyo Co. Ltd.	15,600	224,510
Matsui Securities Co. Ltd.	15,600	154,969
Mazda Motor Corp.	76,500	949,929
McDonald’s Holdings Co. Japan Ltd.	15,300	729,873
Mebuki Financial Group Inc.	161,990	575,952
Medipal Holdings Corp.	30,700	621,734
Megmilk Snow Brand Co. Ltd.	15,600	387,840
MEIJI Holdings Co. Ltd.	15,300	1,200,054
MINEBEA MITSUMI Inc.	45,900	818,032
Ministop Co. Ltd.	15,600	294,747
Miraca Holdings Inc.	15,300	442,844
Mirait Holdings Corp.	15,600	239,142
MISUMI Group Inc.	45,900	1,165,337
Mitsubishi Chemical Holdings Corp.	198,900	1,731,891
Mitsubishi Corp.	198,900	5,538,425
Mitsubishi Electric Corp.	290,700	3,925,255
Mitsubishi Estate Co. Ltd.	168,300	2,916,759
Mitsubishi Heavy Industries Ltd.	45,900	1,716,842
Mitsubishi Materials Corp.	15,300	433,277
Mitsubishi Motors Corp.	91,800	697,070
Mitsubishi Tanabe Pharma Corp.	45,900	857,806
Mitsubishi UFJ Financial Group Inc.	1,676,100	10,322,524
Mitsubishi UFJ Lease & Finance Co. Ltd.	75,500	455,941
Mitsui & Co. Ltd.	244,800	4,086,196
Mitsui Chemicals Inc.	30,600	820,082
Mitsui E&S Holdings Co. Ltd.(a)	15,600	222,140
Mitsui Fudosan Co. Ltd.	137,700	3,279,509
Mitsui Mining & Smelting Co. Ltd.	15,300	603,444
Mitsui OSK Lines Ltd.	15,300	395,006
Mizuho Financial Group Inc.	3,228,300	5,612,178
Monex Group Inc.	45,900	227,983
MonotaRO Co. Ltd.	15,300	766,777
Mori Hills REIT Investment Corp.	307	378,745
Mori Trust Sogo REIT Inc.	156	225,903
MOS Food Services Inc.	15,300	430,543
MS&AD Insurance Group Holdings Inc.	61,200	1,865,414
Murata Manufacturing Co. Ltd.	30,700	5,347,954
Nabtesco Corp.	30,600	944,461
Nagase & Co. Ltd.	15,600	251,964
Nagoya Railroad Co. Ltd.	30,600	766,504
NEC Corp.	45,900	1,271,127
NET One Systems Co. Ltd.	32,600	708,556
Neturen Co. Ltd.	30,700	285,773
Nexon Co. Ltd.(a)	61,400	880,356
NGK Insulators Ltd.	30,700	536,441
NGK Spark Plug Co. Ltd.	30,700	880,356

Security	Shares	Value

Japan (continued)
NHK Spring Co. Ltd.	30,700	$305,793
Nichicon Corp.	30,700	383,133
NichiiGakkan Co. Ltd.	15,600	175,873
Nichi-Iko Pharmaceutical Co. Ltd.	15,600	221,165
Nidec Corp.	30,700	4,437,431
Nihon M&A Center Inc.	30,600	813,522
Nihon Nohyaku Co. Ltd.	15,600	94,486
Nihon Parkerizing Co. Ltd.	30,700	453,891
Nihon Unisys Ltd.	30,700	706,204
Nikkiso Co. Ltd.	15,600	163,191
Nikkon Holdings Co. Ltd.	15,600	421,565
Nikon Corp.	61,200	1,028,930
Nintendo Co. Ltd.	16,000	5,254,243
Nippon Building Fund Inc.	153	850,152
Nippon Express Co. Ltd.	15,300	997,767
Nippon Light Metal Holdings Co. Ltd.	151,000	339,932
Nippon Paint Holdings Co. Ltd.	30,600	1,328,533
Nippon Paper Industries Co. Ltd.	15,600	254,890
Nippon Parking Development Co. Ltd.	151,600	239,711
Nippon Prologis REIT Inc.	307	620,088
Nippon Sheet Glass Co. Ltd.	30,700	320,055
Nippon Signal Co. Ltd.	30,700	295,920
Nippon Steel & Sumitomo Metal Corp.	107,100	2,127,362
Nippon Suisan Kaisha Ltd.	45,300	222,170
Nippon Telegraph & Telephone Corp.	91,800	4,238,185
Nippon Yusen KK	30,700	589,372
Nipro Corp.	15,600	189,669
Nishimatsuya Chain Co. Ltd.	30,700	330,750
Nishi-Nippon Financial Holdings Inc.	30,700	365,306
Nissan Chemical Corp.	30,600	1,365,437
Nissan Motor Co. Ltd.	275,400	2,596,790
Nissan Shatai Co. Ltd.	15,600	146,189
Nisshin Seifun Group Inc.	31,000	605,101
Nisshin Steel Co. Ltd.	15,600	218,656
Nisshinbo Holdings Inc.	30,700	336,235
Nissin Electric Co. Ltd.	15,600	134,761
Nissin Foods Holdings Co. Ltd.	15,300	1,053,806
Nitori Holdings Co. Ltd.	15,300	2,305,114
Nitto Denko Corp.	30,600	2,209,301
Nitto Kohki Co. Ltd.	15,600	369,305
NOK Corp.	15,600	311,889
Nomura Holdings Inc.	504,900	2,383,774
Nomura Real Estate Holdings Inc.	15,600	339,343
Nomura Real Estate Master Fund Inc.	612	866,007
Nomura Research Institute Ltd.	17,970	860,454
North Pacific Bank Ltd.	75,500	271,136
NSD Co. Ltd.	30,700	657,661
NSK Ltd.	61,200	664,267
NTT Data Corp.	91,800	1,043,965
NTT DOCOMO Inc.	198,900	5,104,875
NTT Urban Development Corp.	15,600	160,404
Obayashi Corp.	122,400	1,273,861
Obic Co. Ltd.	15,300	1,309,398
Odakyu Electric Railway Co. Ltd.	45,900	969,337
Oji Holdings Corp.	153,000	904,824
Okabe Co. Ltd.	15,600	152,878
Oki Electric Industry Co. Ltd.	15,600	190,227
Olympus Corp.	45,900	1,855,436
Omron Corp.	30,600	1,377,738
Ono Pharmaceutical Co. Ltd.	61,200	1,440,338

70	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI Pacific ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Orient Corp.(b)	181,200	$252,521
Oriental Land Co. Ltd./Japan	30,600	3,315,866
ORIX Corp.	198,900	3,216,089
Orix JREIT Inc.	459	714,292
Osaka Gas Co. Ltd.	61,200	1,172,718
OSG Corp.	15,600	349,934
OSJB Holdings Corp.	120,800	297,845
Otsuka Holdings Co. Ltd.	61,200	2,815,616
PALTAC Corp.	15,300	806,414
Panasonic Corp.	315,400	4,051,681
Park24 Co. Ltd.	15,600	437,592
Penta-Ocean Construction Co. Ltd.	60,400	378,782
PeptiDream Inc.(a)	15,300	593,876
Persol Holdings Co. Ltd.	30,700	667,534
Pigeon Corp.	15,300	733,974
Pioneer Corp.(a)	75,500	102,519
Pola Orbis Holdings Inc.	15,300	591,826
Proto Corp.	15,600	191,481
Rakuten Inc.	135,900	955,331
Recruit Holdings Co. Ltd.	153,000	4,175,585
Relia Inc.	15,600	224,649
Renesas Electronics Corp.(a)	107,100	952,936
Resona Holdings Inc.	315,400	1,791,700
Resorttrust Inc.	15,600	285,131
Ricoh Co. Ltd.	105,700	1,027,350
Ringer Hut Co. Ltd.	15,600	333,768
Rohm Co. Ltd.	15,300	1,298,463
Rohto Pharmaceutical Co. Ltd.	30,700	918,751
Round One Corp.	15,400	228,372
Royal Holdings Co. Ltd.	15,600	411,252
Ryohin Keikaku Co. Ltd.	3,900	1,249,017
Saizeriya Co. Ltd.	15,300	316,688
Sakata Seed Corp.	15,300	571,324
San ju San Financial Group Inc.(a)	15,600	300,043
Sanrio Co. Ltd.	15,300	287,712
Santen Pharmaceutical Co. Ltd.	61,200	1,019,636
Sanwa Holdings Corp.	45,900	519,932
SBI Holdings Inc./Japan	30,700	835,104
Secom Co. Ltd.	30,600	2,331,767
Sega Sammy Holdings Inc.	30,700	488,172
Seibu Holdings Inc.	30,700	516,695
Seikagaku Corp.	15,600	213,221
Seiko Epson Corp.	45,900	825,413
Seino Holdings Co. Ltd.	30,700	534,521
Sekisui Chemical Co. Ltd.	61,200	1,092,349
Sekisui House Ltd.	91,800	1,559,386
Sekisui House Reit Inc.	856	552,110
Sekisui Plastics Co. Ltd.	30,600	280,741
Senshu Ikeda Holdings Inc.	90,600	321,317
Seven & i Holdings Co. Ltd.	107,100	4,358,053
Seven Bank Ltd.	105,700	319,158
Sharp Corp./Japan(b)	30,600	706,638
Shikoku Electric Power Co. Inc.	30,700	408,913
Shimachu Co. Ltd.	15,600	494,729
Shimadzu Corp.	30,600	869,287
Shimano Inc.	15,300	2,193,720
Shimizu Corp.	137,700	1,436,784
Shin-Etsu Chemical Co. Ltd.	61,200	6,161,551
Shin-Etsu Polymer Co. Ltd.	45,900	412,091
Shinko Electric Industries Co. Ltd.	30,700	292,903

Security	Shares	Value

Japan (continued)
Shinko Plantech Co. Ltd.	30,700	$289,338
Shinsei Bank Ltd.	30,700	482,413
Shionogi & Co. Ltd.	45,900	2,491,410
Shiseido Co. Ltd.	61,200	4,488,583
Shizuoka Bank Ltd. (The)	153,000	1,410,541
Showa Corp.	15,600	261,440
Showa Denko KK	15,300	727,140
Showa Shell Sekiyu KK	30,700	502,433
SKY Perfect JSAT Holdings Inc.	45,300	215,695
SMC Corp./Japan	8,600	2,879,471
Sodick Co. Ltd.	15,600	141,730
SoftBank Group Corp.	122,400	10,125,281
Sohgo Security Services Co. Ltd.	15,300	698,437
Sojitz Corp.	225,400	815,499
Sompo Holdings Inc.	45,900	1,859,126
Sony Corp.	183,600	9,558,878
Sony Financial Holdings Inc.	30,700	588,001
Square Enix Holdings Co. Ltd.	15,300	721,672
Stanley Electric Co. Ltd.	30,600	1,070,207
Star Micronics Co. Ltd.	15,600	279,278
Start Today Co. Ltd.	30,700	1,230,030
Subaru Corp.	76,500	2,223,790
SUMCO Corp.	30,700	653,547
Sumitomo Chemical Co. Ltd.	306,000	1,752,242
Sumitomo Corp.	168,300	2,758,893
Sumitomo Dainippon Pharma Co. Ltd.	30,600	591,279
Sumitomo Electric Industries Ltd.	107,100	1,639,891
Sumitomo Forestry Co. Ltd.	30,700	499,417
Sumitomo Heavy Industries Ltd.	30,600	1,057,906
Sumitomo Metal Mining Co. Ltd.	45,900	1,646,315
Sumitomo Mitsui Construction Co. Ltd.	52,200	408,497
Sumitomo Mitsui Financial Group Inc.	183,600	7,290,531
Sumitomo Mitsui Trust Holdings Inc.	45,900	1,818,942
Sumitomo Realty & Development Co. Ltd.	52,000	1,899,017
Sumitomo Rubber Industries Ltd.	30,700	506,273
Suntory Beverage & Food Ltd.	15,300	649,915
Suzuken Co. Ltd./Aichi Japan	15,300	667,684
Suzuki Motor Corp.	45,900	2,686,179
Sysmex Corp.	30,600	2,889,423
T&D Holdings Inc.	76,500	1,137,864
Taiheiyo Cement Corp.	15,300	480,432
Taisei Corp.	30,600	1,697,570
Taiyo Nippon Sanso Corp.	30,700	468,974
Taiyo Yuden Co. Ltd.	15,400	457,433
Takara Bio Inc.	15,600	345,614
Takasago Thermal Engineering Co. Ltd.	15,600	305,617
Takeda Pharmaceutical Co. Ltd.	107,100	4,472,865
Takeuchi Manufacturing Co. Ltd.	15,600	361,780
Tatsuta Electric Wire and Cable Co. Ltd.	30,700	174,151
TDK Corp.	15,300	1,630,597
Teijin Ltd.	30,700	570,448
Terumo Corp.	45,900	2,513,552
THK Co. Ltd.	15,300	413,458
TIS Inc.	15,300	732,607
Tobu Railway Co. Ltd.	30,600	899,357
Tocalo Co. Ltd.	61,200	697,617
Toho Co. Ltd./Tokyo	30,600	910,291
Toho Holdings Co. Ltd.	15,600	382,962
Tohoku Electric Power Co. Inc.	76,500	969,747
Tokai Carbon Co. Ltd.(b)	30,600	560,663

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued)	iShares® Core MSCI Pacific ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokai Rika Co. Ltd.	15,600	$322,201
Tokai Tokyo Financial Holdings Inc.	30,700	176,071
Tokio Marine Holdings Inc.	91,800	4,347,256
Tokyo Broadcasting System Holdings Inc.	15,600	322,759
Tokyo Electric Power Co. Holdings Inc.(a)	225,400	1,075,251
Tokyo Electron Ltd.	23,300	3,987,060
Tokyo Gas Co. Ltd.	61,200	1,488,996
Tokyo Seimitsu Co. Ltd.	15,300	517,335
Tokyo Steel Manufacturing Co. Ltd.	30,700	262,461
Tokyo Tatemono Co. Ltd.	38,400	514,904
Tokyu Construction Co. Ltd.	30,700	308,810
Tokyu Corp.	76,500	1,313,498
Tokyu Fudosan Holdings Corp.	75,500	511,247
Tokyu REIT Inc.	156	212,525
TOMONY Holdings Inc.	43,400	194,629
Topcon Corp.	15,600	269,105
Toppan Forms Co. Ltd.	15,600	158,313
Toppan Printing Co. Ltd.	153,000	1,174,084
Topre Corp.	15,600	409,720
Toray Industries Inc.	198,900	1,538,570
Toshiba Corp.(a)	918,000	2,812,882
Tosoh Corp.	61,200	995,033
TOTO Ltd.	15,300	712,105
Towa Bank Ltd. (The)	15,300	163,333
Toyo Construction Co. Ltd.	45,300	193,033
Toyo Seikan Group Holdings Ltd.	30,700	562,769
Toyo Suisan Kaisha Ltd.	15,300	552,189
Toyo Tire & Rubber Co. Ltd.	15,600	245,135
Toyobo Co. Ltd.	15,600	263,112
Toyoda Gosei Co. Ltd.	15,600	392,996
Toyota Boshoku Corp.	15,600	287,779
Toyota Industries Corp.	30,600	1,719,439
Toyota Motor Corp.	321,300	20,967,451
Toyota Tsusho Corp.	30,600	1,040,138
Trend Micro Inc./Japan	15,300	900,724
TS Tech Co. Ltd.	15,300	628,046
TSI Holdings Co. Ltd.	30,700	218,581
Tsukui Corp.	30,700	277,271
Tsumura & Co.	15,300	495,466
Ube Industries Ltd.	15,600	417,384
Unicharm Corp.	61,200	1,857,213
United Super Markets Holdings Inc.	30,600	351,269
United Urban Investment Corp.	459	711,011
Ushio Inc.	30,700	398,217
USS Co. Ltd.	45,900	867,647
VT Holdings Co. Ltd.	30,700	155,776
Wacom Co. Ltd.	45,900	232,493
Wakita & Co. Ltd.	15,600	187,022
West Japan Railway Co.	30,600	2,132,214
Yahoo Japan Corp.(b)	240,400	912,721
Yakult Honsha Co. Ltd.	15,300	1,098,910
Yamada Denki Co. Ltd.(b)	120,800	597,849
Yamaha Corp.	30,600	1,426,943
Yamaha Motor Co. Ltd.	45,900	1,205,931
Yamato Holdings Co. Ltd.	45,900	1,325,663
Yaskawa Electric Corp.	45,900	1,504,851
Yokogawa Electric Corp.	45,900	812,291
Yokohama Rubber Co. Ltd. (The)	15,600	332,235
Yoshinoya Holdings Co. Ltd.	30,700	518,340

Security	Shares	Value

Japan (continued)
Zensho Holdings Co. Ltd.	30,700	$682,618

		598,452,884
New Zealand — 0.9%
a2 Milk Co. Ltd.(a)(b)	116,360	828,619
Air New Zealand Ltd.	83,050	183,474
Argosy Property Ltd.	132,539	97,451
Auckland International Airport Ltd.	133,582	607,042
Chorus Ltd.	83,939	246,298
Contact Energy Ltd.	89,948	353,948
Fisher & Paykel Healthcare Corp. Ltd.	95,720	964,460
Fletcher Building Ltd.	107,077	512,473
Freightways Ltd.	26,912	145,657
Goodman Property Trust	150,800	152,457
Infratil Ltd.	86,174	202,989
Kiwi Property Group Ltd.	148,156	136,672
Mercury NZ Ltd.	101,455	232,077
Meridian Energy Ltd.	185,164	395,827
Metlifecare Ltd.	37,276	156,579
New Zealand Refining Co. Ltd. (The)	46,282	76,566
Precinct Properties New Zealand Ltd.	137,615	129,290
Ryman Healthcare Ltd.	76,410	633,083
SKYCITY Entertainment Group Ltd.	90,698	244,519
Spark New Zealand Ltd.	255,976	674,419
Summerset Group Holdings Ltd.	68,433	360,134
Trade Me Group Ltd.	76,023	251,019
Z Energy Ltd.	49,275	240,863

		7,825,916
Singapore — 3.5%
Ascendas Hospitality Trust	351,900	206,802
Ascendas REIT	306,058	618,276
Ascott Residence Trust	196,230	157,122
Cache Logistics Trust	181,100	103,102
CapitaLand Commercial Trust	370,276	476,003
CapitaLand Ltd.	291,000	690,465
CapitaLand Mall Trust	291,000	461,735
CapitaLand Retail China Trust	151,000	171,931
CDL Hospitality Trusts	271,800	323,453
City Developments Ltd.	61,200	450,020
ComfortDelGro Corp. Ltd.	291,000	502,351
COSCO Shipping International Singapore Co. Ltd.(a)(b)	198,900	59,905
DBS Group Holdings Ltd.	247,500	4,863,458
ESR-REIT	421,928	161,171
Far East Hospitality Trust	291,000	147,499
First REIT	256,700	243,255
First Resources Ltd.	15,300	18,095
Frasers Centrepoint Trust	151,000	251,796
Frasers Commercial Trust	151,000	157,511
Genting Singapore Ltd.	887,400	834,402
Golden Agri-Resources Ltd.	976,800	200,914
Jardine Cycle & Carriage Ltd.	15,300	377,864
Keppel Corp. Ltd.	198,900	1,003,778
Keppel REIT	168,300	144,649
Lippo Malls Indonesia Retail Trust	770,200	178,222
Mapletree Commercial Trust	183,687	218,595
Mapletree Industrial Trust	196,300	288,401
Mapletree Logistics Trust	275,420	254,925
Mapletree North Asia Commercial Trust	291,000	245,831
OUE Hospitality Trust(b)	291,000	174,219
Oversea-Chinese Banking Corp. Ltd.	437,975	3,722,450

72	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI Pacific ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Raffles Medical Group Ltd.	195,400	$160,764
Sabana Shari’ah Compliant Industrial REIT	433,480	141,702
SATS Ltd.	143,500	547,098
Sembcorp Industries Ltd.	151,000	297,275
Sembcorp Marine Ltd.(b)	196,300	263,887
SIIC Environment Holdings Ltd.(a)	340,420	93,776
Silverlake Axis Ltd.	407,000	152,479
Singapore Airlines Ltd.	76,500	554,095
Singapore Exchange Ltd.	107,100	585,340
Singapore Post Ltd.(b)	315,600	310,662
Singapore Press Holdings Ltd.(b)	197,800	422,830
Singapore Technologies Engineering Ltd.	285,400	717,012
Singapore Telecommunications Ltd.	1,055,700	2,489,383
Soilbuild Business Space REIT	447,760	213,799
Starhill Global REIT	291,000	149,636
StarHub Ltd.	94,600	119,527
Suntec REIT	291,000	393,330
United Overseas Bank Ltd.	183,600	3,644,217
UOL Group Ltd.	61,200	322,342
Venture Corp. Ltd.	45,900	562,412
Wilmar International Ltd.	240,400	552,745
Wing Tai Holdings Ltd.	120,800	183,689
Yangzijiang Shipbuilding Holdings Ltd.	391,100	271,497
Yanlord Land Group Ltd.	181,600	202,771
Yoma Strategic Holdings Ltd.	560,233	152,271

		31,212,739

Total Common Stocks — 99.7% (Cost: $802,615,253)		888,029,615

Warrants

Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(c)	341,183	3

Total Warrants — 0.0% (Cost: $0)		3

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(e)(f)(g)	8,977,154	$8,979,847
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(e)(f)	94,414	94,414

		9,074,261

Total Short-Term Investments — 1.0% (Cost: $9,071,654)		9,074,261

Total Investments in Securities — 100.7% (Cost: $811,686,907)		897,103,879

Other Assets, Less Liabilities — (0.7)%		(6,157,708)

Net Assets — 100.0%		$890,946,171

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,258,637	(2,281,483)	8,977,154	$8,979,847	$360,046	(b)	$(667)	$897
BlackRock Cash Funds: Treasury, SL Agency Shares	154,783	(60,369)	94,414	94,414	13,625		—	—

				$9,074,261	$373,671		$(667)	$897

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued)	iShares® Core MSCI Pacific ETF
July 31, 2018

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)

Long Contracts
ASX SPI 200 Index	7	09/20/18	$809	$16,137
TOPIX Index	12	09/13/18	1,874	(11,746)

				$4,391

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$16,137

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$11,746

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$871,090

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$4,391

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,596,539

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

74	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Core MSCI Pacific ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$887,873,939	$—	$155,676	$888,029,615
Warrants	—	—	3	3
Money Market Funds	9,074,261	—	—	9,074,261

	$896,948,200	$—	$155,679	$897,103,879

Derivative financial instruments(a)
Assets
Futures Contracts	$16,137	$—	$—	$16,137
Liabilities
Futures Contracts	(11,746)	—	—	(11,746)

	$4,391	$—	$—	$4,391

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	75

Consolidated Schedule of Investments	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.8%
Adelaide Brighton Ltd.	242,301	$1,239,271
AGL Energy Ltd.	275,361	4,501,426
ALS Ltd.	232,777	1,289,196
Altium Ltd.	65,528	993,756
Alumina Ltd.	1,301,668	2,738,477
Amcor Ltd./Australia	470,570	5,271,813
AMP Ltd.	1,174,547	2,968,738
Ansell Ltd.	71,350	1,528,128
APA Group	515,442	3,697,682
ARB Corp. Ltd.	77,407	1,210,158
Ardent Leisure Group	289,047	409,342
Aristocrat Leisure Ltd.	260,937	6,246,173
ASX Ltd.	77,893	3,803,822
Atlas Arteria Ltd.	439,383	2,136,208
Aurizon Holdings Ltd.	857,194	2,899,433
AusNet Services	905,052	1,096,689
Australia & New Zealand Banking Group Ltd.	1,210,223	26,360,614
Automotive Holdings Group Ltd.	188,144	381,835
Aveo Group	355,831	626,924
Bank of Queensland Ltd.	174,267	1,439,301
Bapcor Ltd.	231,958	1,203,614
Beach Energy Ltd.	1,045,145	1,483,995
Bega Cheese Ltd.(a)	97,276	528,622
Bellamy’s Australia Ltd.(b)	45,827	374,746
Bendigo & Adelaide Bank Ltd.	209,583	1,824,465
BHP Billiton Ltd.	1,364,484	35,360,495
Blackmores Ltd.(a)	6,860	755,167
BlueScope Steel Ltd.	246,292	3,233,430
Boral Ltd.	534,412	2,641,924
Brambles Ltd.	654,119	4,804,367
BWP Trust	426,314	1,049,011
BWX Ltd.(a)	83,346	350,071
Caltex Australia Ltd.	109,232	2,643,972
carsales.com Ltd.	119,267	1,235,963
Challenger Ltd./Australia	238,493	2,205,558
Charter Hall Group	312,612	1,554,727
Charter Hall Retail REIT	246,686	757,386
CIMIC Group Ltd.	44,159	1,586,567
Cleanaway Waste Management Ltd.	1,050,472	1,452,513
Coca-Cola Amatil Ltd.	220,032	1,567,018
Cochlear Ltd.	26,929	4,071,067
Commonwealth Bank of Australia	726,106	40,370,680
Computershare Ltd.	201,249	2,721,378
Costa Group Holdings Ltd.	160,142	936,920
Crown Resorts Ltd.	172,929	1,735,498
CSL Ltd.	190,312	27,815,975
CSR Ltd.	276,966	873,001
Dexus	411,440	3,083,114
Domain Holdings Australia Ltd.	238,860	564,668
Domino’s Pizza Enterprises Ltd.	28,147	1,045,178
Downer EDI Ltd.	298,380	1,637,000
DuluxGroup Ltd.	223,016	1,268,294
Evolution Mining Ltd.	742,886	1,540,809
Fairfax Media Ltd.	1,315,590	792,188
FlexiGroup Ltd./Australia	359,158	611,425
Flight Centre Travel Group Ltd.	27,057	1,367,965
Fortescue Metals Group Ltd.	703,882	2,286,672
G8 Education Ltd.	239,645	443,599

Security	Shares	Value

Australia (continued)
Galaxy Resources Ltd.(a)(b)	221,518	$469,328
Goodman Group	683,807	4,895,334
GPT Group (The)	673,631	2,584,010
GrainCorp Ltd., Class A	111,998	616,951
GUD Holdings Ltd.	112,116	1,183,528
GWA Group Ltd.	191,719	466,053
Harvey Norman Holdings Ltd.	269,375	710,899
Healthscope Ltd.	767,901	1,244,469
Iluka Resources Ltd.	207,843	1,769,145
Incitec Pivot Ltd.	712,413	2,007,213
Independence Group NL(a)	277,800	929,324
Insurance Australia Group Ltd.	1,021,535	6,105,649
Investa Office Fund	262,202	1,005,792
InvoCare Ltd.(a)	76,767	809,232
IOOF Holdings Ltd.	139,024	945,656
IRESS Ltd.	86,810	746,019
James Hardie Industries PLC	196,460	3,140,039
JB Hi-Fi Ltd.(a)	54,791	971,449
LendLease Group	244,184	3,654,126
Link Administration Holdings Ltd.	236,434	1,349,875
Macquarie Group Ltd.	133,445	12,184,113
Magellan Financial Group Ltd.	68,758	1,261,511
Mayne Pharma Group Ltd.(a)(b)	963,301	708,957
McMillan Shakespeare Ltd.	60,472	730,517
Medibank Pvt Ltd.	1,137,703	2,630,339
Metcash Ltd.	453,444	886,547
Mineral Resources Ltd.	89,858	1,105,547
Mirvac Group	1,445,918	2,450,761
Monadelphous Group Ltd.	55,156	604,384
Myer Holdings Ltd.(a)	703,606	243,223
National Australia Bank Ltd.	1,122,302	23,636,263
Navitas Ltd.	176,235	563,356
Newcrest Mining Ltd.	314,907	5,063,623
NEXTDC Ltd.(a)(b)	211,205	1,132,040
Northern Star Resources Ltd.	359,811	1,925,881
Nufarm Ltd./Australia	128,283	681,864
Oil Search Ltd.	581,472	3,881,751
Orica Ltd.	160,520	2,097,831
Origin Energy Ltd.(b)	800,358	5,813,014
Orocobre Ltd.(a)(b)	128,775	442,279
Orora Ltd.	573,175	1,546,737
OZ Minerals Ltd.	176,217	1,243,187
Pendal Group Ltd.	134,101	926,126
Perpetual Ltd.	25,732	834,414
Pilbara Minerals Ltd.(a)(b)	877,809	574,256
Platinum Asset Management Ltd.	150,257	614,356
Premier Investments Ltd.	62,108	801,992
Primary Health Care Ltd.	242,982	634,021
QBE Insurance Group Ltd.	573,471	4,305,815
Qube Holdings Ltd.(a)	753,880	1,451,525
Ramsay Health Care Ltd.	60,034	2,509,950
REA Group Ltd.	28,745	1,854,832
Regis Resources Ltd.	322,189	1,068,238
Rio Tinto Ltd.	194,370	11,732,965
Sandfire Resources NL	145,569	798,634
Santos Ltd.(b)	813,217	3,857,000
Scentre Group	2,087,059	6,593,958
SEEK Ltd.	161,257	2,561,802
Seven West Media Ltd.	659,946	407,201
Shopping Centres Australasia Property Group	612,327	1,092,489

76	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Sigma Healthcare Ltd.	837,299	$304,999
Sims Metal Management Ltd.	83,552	1,065,230
Sirtex Medical Ltd.	29,089	686,586
Sonic Healthcare Ltd.	172,825	3,350,709
South32 Ltd.	2,295,132	6,091,137
Southern Cross Media Group Ltd.	665,538	623,399
Spark Infrastructure Group	1,003,998	1,716,656
St. Barbara Ltd.	338,526	1,036,840
Star Entertainment Grp Ltd. (The)	347,038	1,279,621
Stockland	989,063	3,051,368
Suncorp Group Ltd.	506,814	5,640,179
Super Retail Group Ltd.	88,215	605,950
Sydney Airport	468,767	2,463,763
Syrah Resources Ltd.(a)(b)	201,489	450,859
Tabcorp Holdings Ltd.	930,321	3,229,775
Telstra Corp. Ltd.	1,695,121	3,578,834
TPG Telecom Ltd.(a)	210,446	901,126
Transurban Group	944,136	8,211,886
Treasury Wine Estates Ltd.	312,059	4,273,157
Vicinity Centres	1,403,308	2,774,963
Virtus Health Ltd.	185,211	773,794
Vocus Group Ltd.(b)	299,947	537,383
Wesfarmers Ltd.	466,552	17,154,445
Western Areas Ltd.	248,495	598,529
Westpac Banking Corp.	1,412,050	30,924,688
Whitehaven Coal Ltd.	374,800	1,512,941
Woodside Petroleum Ltd.	385,853	10,366,509
Woolworths Group Ltd.	527,225	11,793,445
WorleyParsons Ltd.	116,706	1,594,635

		506,268,824
Austria — 0.3%
ams AG(a)	28,317	2,043,973
ANDRITZ AG	31,105	1,765,857
CA Immobilien Anlagen AG	39,296	1,375,671
Erste Group Bank AG	135,061	5,840,722
IMMOFINANZ AG	50,836	1,338,315
Lenzing AG	6,670	846,760
Oesterreichische Post AG	18,231	864,766
OMV AG	62,706	3,548,134
Raiffeisen Bank International AG	67,649	2,258,228
S IMMO AG	47,068	1,024,338
S&T AG	33,473	951,712
Schoeller-Bleckmann Oilfield Equipment AG	8,503	972,011
Semperit AG Holding(a)(b)	16,888	335,917
Telekom Austria AG	81,847	712,492
UNIQA Insurance Group AG	77,733	779,000
voestalpine AG	47,422	2,378,690
Wienerberger AG	58,001	1,423,789

		28,460,375
Belgium — 0.8%
Ackermans & van Haaren NV	9,336	1,704,080
Ageas	80,805	4,334,931
AGFA-Gevaert NV(b)	129,989	621,455
Anheuser-Busch InBev SA/NV	316,689	32,085,241
Barco NV	9,694	1,374,707
Befimmo SA	19,473	1,171,118
Bekaert SA	17,588	495,127
bpost SA	47,231	744,388
Cie. d’Entreprises CFE	5,936	741,771

Security	Shares	Value

Belgium (continued)
Cofinimmo SA	9,229	$1,209,420
Colruyt SA	22,380	1,338,614
D’ieteren SA/NV	20,441	890,669
Elia System Operator SA/NV	18,892	1,178,175
Euronav NV(a)	85,626	725,853
EVS Broadcast Equipment SA	24,050	561,106
Galapagos NV(a)(b)	19,909	2,194,811
Gimv NV	22,680	1,348,067
Groupe Bruxelles Lambert SA	27,063	2,877,722
Ion Beam Applications(a)(b)	16,513	432,019
KBC Ancora	30,185	1,658,532
KBC Group NV	100,774	7,753,805
Kinepolis Group NV(a)	17,583	1,125,343
Nyrstar NV(a)(b)	69,402	332,936
Ontex Group NV	37,461	1,132,600
Orange Belgium SA	36,946	593,098
Proximus SADP	57,944	1,419,000
Solvay SA	28,121	3,857,875
Telenet Group Holding NV(b)	23,141	1,114,995
Tessenderlo Group SA(b)	21,088	848,786
UCB SA	52,516	4,513,850
Umicore SA	89,606	5,242,177
Warehouses De Pauw CVA	15,685	2,106,837

		87,729,108
Brazil — 1.0%
Aliansce Shopping Centers SA	101,000	406,242
Ambev SA	1,875,400	9,689,887
Atacadao Distribuicao Comercio e Industria Ltda	145,000	603,676
B2W Cia. Digital(b)	233,300	1,748,205
B3 SA - Brasil, Bolsa, Balcao	844,539	5,348,271
Banco Bradesco SA	405,561	3,009,873
Banco do Brasil SA	357,500	3,092,849
Banco Santander Brasil SA, NVS	177,500	1,723,663
BB Seguridade Participacoes SA	314,000	2,046,999
BR Malls Participacoes SA(b)	383,308	1,015,244
BRF SA(b)	218,847	1,319,496
CCR SA	523,800	1,468,227
Centrais Eletricas Brasileiras SA(b)	106,000	487,301
Cia. de Saneamento Basico do Estado de Sao Paulo	141,300	940,333
Cia. Hering	82,900	325,496
Cia. Siderurgica Nacional SA(b)	286,900	701,088
Cielo SA	494,372	1,888,448
Cosan SA	75,100	737,076
CVC Brasil Operadora e Agencia de Viagens SA	76,400	896,874
Cyrela Brazil Realty SA Empreendimentos e Participacoes	160,900	496,408
Duratex SA	192,419	521,429
EDP - Energias do Brasil SA	194,300	706,000
Embraer SA	288,900	1,480,395
Engie Brasil Energia SA	78,000	776,335
Equatorial Energia SA	94,028	1,533,072
Estacio Participacoes SA	135,800	938,072
Fibria Celulose SA	105,800	2,084,091
Fleury SA	93,000	677,822
Hypera SA	143,500	1,060,020
Iochpe Maxion SA	64,345	394,807
IRB Brasil Resseguros S/A	55,200	784,657
JBS SA	405,500	973,636
Klabin SA, NVS	440,700	2,369,702
Kroton Educacional SA	592,408	1,781,963

S C H E D U L E O F I N V E S T M E N T S	77

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Light SA	51,700	$180,010
Localiza Rent a Car SA	246,698	1,559,655
Lojas Renner SA	379,940	3,123,141
M. Dias Branco SA	49,600	506,609
Magazine Luiza SA	35,000	1,232,242
MRV Engenharia e Participacoes SA	161,900	569,310
Multiplan Empreendimentos Imobiliarios SA	136,182	727,918
Multiplus SA	45,000	331,812
Natura Cosmeticos SA	99,900	773,852
Odontoprev SA	135,900	482,224
Petrobras Distribuidora SA	160,600	833,214
Petroleo Brasileiro SA	1,260,000	7,358,790
Porto Seguro SA	57,000	752,585
Qualicorp Consultoria e Corretora de Seguros SA	118,000	629,790
Raia Drogasil SA	94,900	1,878,473
Rumo SA(b)	504,400	1,993,888
Sao Martinho SA	84,000	436,027
Smiles Fidelidade SA	33,000	449,762
Sul America SA, NVS	110,352	648,309
Suzano Papel e Celulose SA	189,300	2,244,903
TIM Participacoes SA	374,300	1,235,494
TOTVS SA	55,300	433,668
Ultrapar Participacoes SA	141,000	1,525,734
Vale SA	1,452,119	21,198,197
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	75,990	367,141
WEG SA	334,168	1,646,533

		107,146,938
Canada — 6.7%
Advantage Oil & Gas Ltd.(a)(b)	107,583	371,831
Aecon Group Inc.	41,904	530,076
AGF Management Ltd., Class B, NVS	142,942	719,101
Agnico Eagle Mines Ltd.	100,914	4,224,127
Alacer Gold Corp.(b)	238,269	516,067
Alamos Gold Inc., Class A	169,080	916,824
Alaris Royalty Corp.	35,410	503,137
Algonquin Power & Utilities Corp.	202,837	1,990,981
Alimentation Couche-Tard Inc., Class B	184,453	8,464,721
Allied Properties REIT	35,084	1,143,868
AltaGas Ltd.	125,256	2,546,487
Aphria Inc.(a)(b)	101,342	895,888
ARC Resources Ltd.	142,492	1,690,861
Atco Ltd./Canada, Class I, NVS	37,396	1,145,719
ATS Automation Tooling Systems Inc.(b)	59,393	892,264
Aurora Cannabis Inc.(b)	299,161	1,612,988
AutoCanada Inc.(a)	26,590	295,308
B2Gold Corp.(b)	394,477	981,648
Badger Daylighting Ltd.(a)	24,379	552,928
Ballard Power Systems Inc.(a)(b)	111,902	339,488
Bank of Montreal	262,857	20,816,579
Bank of Nova Scotia (The)	486,375	28,797,733
Barrick Gold Corp.	470,382	5,267,411
Bausch Health Companies Inc.(b)	134,815	2,927,204
BCE Inc.	53,048	2,252,299
Birchcliff Energy Ltd.	112,098	443,398
BlackBerry Ltd.(b)	218,160	2,139,711
Boardwalk REIT(a)	14,553	511,479
Bombardier Inc., Class B(b)	897,960	3,379,419
Bonterra Energy Corp.	52,111	744,843
Brookfield Asset Management Inc., Class A	353,027	14,882,989

Security	Shares	Value

Canada (continued)
CAE Inc.	123,151	$2,563,281
Cameco Corp.	170,469	1,840,856
Canada Goose Holdings Inc.(a)(b)	21,621	1,239,969
Canadian Apartment Properties REIT	55,485	1,847,369
Canadian Imperial Bank of Commerce	177,722	16,205,189
Canadian National Railway Co.	310,287	27,673,215
Canadian Natural Resources Ltd.	515,661	18,931,333
Canadian Pacific Railway Ltd.	61,104	12,107,227
Canadian Tire Corp. Ltd., Class A, NVS	26,871	3,656,479
Canadian Utilities Ltd., Class A, NVS	57,066	1,422,267
Canadian Western Bank(a)	49,358	1,383,313
Canfor Corp.(b)	44,831	982,012
Canopy Growth Corp.(a)(b)	74,879	1,973,769
Capital Power Corp.	54,136	1,098,520
CCL Industries Inc., Class B, NVS	65,545	3,322,558
Celestica Inc.(b)	57,340	677,334
Cenovus Energy Inc.(a)	441,186	4,422,026
Centerra Gold Inc.(b)	87,617	397,709
CES Energy Solutions Corp.	104,923	360,220
CGI Group Inc., Class A(b)	101,859	6,569,984
CI Financial Corp.	101,581	1,773,376
Cineplex Inc.	30,358	681,306
Cogeco Communications Inc.	8,646	468,823
Colliers International Group Inc.	18,450	1,507,175
Constellation Software Inc./Canada	9,079	6,575,860
Corus Entertainment Inc., Class B, NVS	55,365	172,644
Cott Corp.(a)	69,176	1,103,522
Crescent Point Energy Corp.	229,394	1,562,769
Crew Energy Inc.(a)(b)	172,517	324,629
Descartes Systems Group Inc. (The)(b)	46,331	1,479,603
Detour Gold Corp.(b)	80,196	789,641
Dollarama Inc.	135,697	4,898,432
Dorel Industries Inc., Class B	20,806	381,124
Dream Unlimited Corp., Class A(b)	111,531	768,382
ECN Capital Corp.(a)	161,183	446,905
Eldorado Gold Corp.(b)	362,365	395,206
Element Fleet Management Corp.	161,007	774,120
Empire Co. Ltd., Class A, NVS	72,460	1,492,609
Enbridge Inc.	717,704	25,466,916
Enbridge Income Fund Holdings Inc.	94,648	2,368,381
Encana Corp.	415,444	5,727,511
EnerCare Inc.	81,114	1,178,084
Enerflex Ltd.	45,871	518,955
Enerplus Corp.	121,496	1,583,554
Extendicare Inc.	91,701	523,301
Fairfax Financial Holdings Ltd.	13,272	7,492,258
Finning International Inc.	77,254	2,020,946
First Capital Realty Inc.	91,929	1,431,889
First Majestic Silver Corp.(a)(b)	86,752	575,015
First Quantum Minerals Ltd.	299,888	4,673,370
FirstService Corp.	18,534	1,536,386
Fortis Inc./Canada	176,184	5,787,550
Fortuna Silver Mines Inc.(b)	109,453	596,864
Franco-Nevada Corp.	81,697	5,987,349
Freehold Royalties Ltd.	66,625	628,383
Genworth MI Canada Inc.(a)	22,942	806,847
George Weston Ltd.	19,188	1,594,874
Gibson Energy Inc.	79,378	1,110,804
Gildan Activewear Inc.	97,649	2,513,224
Goldcorp Inc.	356,960	4,457,888

78	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Great Canadian Gaming Corp.(b)	26,860	$968,982
Great-West Lifeco Inc.	114,259	2,821,372
H&R REIT	52,347	811,338
Home Capital Group Inc.(a)(b)	28,649	336,659
HudBay Minerals Inc.	133,881	696,140
Hudson’s Bay Co.	53,448	430,622
Husky Energy Inc.	144,323	2,451,939
Hydro One Ltd.(c)	112,960	1,648,418
IAMGOLD Corp.(b)	198,037	1,087,530
IGM Financial Inc.	31,231	936,690
Imperial Oil Ltd.	116,793	3,996,258
Industrial Alliance Insurance & Financial Services Inc.	48,826	2,006,291
Innergex Renewable Energy Inc.	106,340	1,100,153
Intact Financial Corp.	55,384	4,221,435
Inter Pipeline Ltd.	177,408	3,379,200
Interfor Corp.(b)	41,112	649,203
Ivanhoe Mines Ltd., Class A(b)	279,628	556,249
Keyera Corp.	98,268	2,842,375
Killam Apartment REIT	114,699	1,344,322
Kinaxis Inc.(b)	16,062	1,082,890
Kinross Gold Corp.(b)	474,939	1,714,450
Kirkland Lake Gold Ltd.	105,570	2,305,188
Labrador Iron Ore Royalty Corp.	41,466	790,466
Laurentian Bank of Canada	19,777	708,144
Linamar Corp.	23,490	1,072,566
Lithium Americas Corp.(a)(b)	49,917	192,077
Loblaw Companies Ltd.	81,623	4,311,851
Lucara Diamond Corp.	190,507	327,754
Lundin Mining Corp.	292,403	1,616,975
Magna International Inc.	146,395	8,909,631
Major Drilling Group International Inc.(b)	68,657	321,665
Manulife Financial Corp.	812,765	15,081,722
Maple Leaf Foods Inc.	42,804	1,024,074
Martinrea International Inc.	62,110	671,189
Maxar Technologies Ltd.(a)	27,136	1,328,664
Medical Facilities Corp.(a)	60,018	673,013
Methanex Corp.	34,954	2,412,417
Metro Inc.(a)	100,841	3,396,994
Morguard REIT	56,330	568,059
Morneau Shepell Inc.	70,408	1,517,936
Mullen Group Ltd.	48,093	592,482
National Bank of Canada	136,679	6,694,332
New Gold Inc.(a)(b)	233,843	290,957
NexGen Energy Ltd.(b)	166,842	339,579
NFI Group Inc.	28,724	1,102,410
Norbord Inc.	21,695	779,820
North West Co. Inc. (The)	37,580	857,817
Northland Power Inc.	74,579	1,362,126
Northview Apartment Real Estate Investment Trust	39,252	796,195
Novagold Resources Inc.(a)(b)	144,357	621,999
Nutrien Ltd.	274,315	14,885,065
NuVista Energy Ltd.(b)	96,351	622,359
OceanaGold Corp.(a)	250,644	770,028
Onex Corp.	34,173	2,555,626
Open Text Corp.	114,225	4,247,029
Osisko Gold Royalties Ltd.(a)	81,827	776,162
Painted Pony Energy Ltd.(a)(b)	123,588	250,593
Pan American Silver Corp.	74,406	1,222,956
Paramount Resources Ltd., Class A(a)(b)	39,817	446,489
Parex Resources Inc.(b)	84,715	1,493,899

Security	Shares	Value

Canada (continued)
Parkland Fuel Corp.	69,934	$1,889,615
Pason Systems Inc.	46,154	707,553
Pembina Pipeline Corp.	228,471	8,212,322
Pengrowth Energy Corp.(a)(b)	352,543	249,109
Peyto Exploration & Development Corp.	76,269	627,960
Poseidon Concepts Corp., NVS(b)	293	—
Power Corp. of Canada	130,982	2,976,772
Power Financial Corp.	91,990	2,154,912
PrairieSky Royalty Ltd.(a)	104,816	1,986,835
Precision Drilling Corp.(b)	117,351	424,519
Premier Gold Mines Ltd.(b)	306,282	578,689
Premium Brands Holdings Corp.	15,986	1,252,237
Pretium Resources Inc.(a)(b)	85,763	702,835
Quebecor Inc., Class B	72,706	1,513,871
Raging River Exploration Inc.(b)	124,345	525,267
Restaurant Brands International Inc.	100,194	6,386,406
RioCan REIT	59,901	1,141,892
Ritchie Bros Auctioneers Inc.	51,092	1,697,965
Rogers Communications Inc., Class B, NVS	147,777	7,527,320
Royal Bank of Canada	580,450	45,272,425
Russel Metals Inc.	38,584	821,466
Saputo Inc.	95,306	3,174,671
Secure Energy Services Inc.	81,821	495,199
SEMAFO Inc.(b)	250,596	735,236
Seven Generations Energy Ltd., Class A(b)	119,566	1,364,632
Shaw Communications Inc., Class B, NVS	186,192	3,891,155
ShawCor Ltd.	39,449	802,917
Shopify Inc., Class A(a)(b)	38,752	5,393,731
Sierra Wireless Inc.(a)(b)	25,176	407,998
SmartCentres Real Estate Investment Trust	36,257	844,883
SNC-Lavalin Group Inc.	79,707	3,526,820
Spin Master Corp.(b)(c)	14,808	606,195
SSR Mining Inc.(b)	70,926	736,497
Stantec Inc.	54,034	1,409,781
Stars Group Inc. (The)(b)	71,826	2,458,192
Stella-Jones Inc.(a)	23,420	781,566
Sun Life Financial Inc.	255,063	10,421,929
Suncor Energy Inc.	686,940	28,902,130
Superior Plus Corp.	101,321	996,868
Surge Energy Inc.	315,690	594,040
Tahoe Resources Inc.(a)	144,794	649,460
Teck Resources Ltd., Class B	223,466	5,823,503
TELUS Corp.	62,005	2,264,468
TFI International Inc.	45,226	1,500,586
Thomson Reuters Corp.	107,217	4,445,141
TMX Group Ltd.	21,909	1,407,763
TORC Oil & Gas Ltd.	109,423	639,561
Torex Gold Resources Inc.(b)	40,205	296,751
Toromont Industries Ltd.	40,519	2,078,544
Toronto-Dominion Bank (The)	765,436	45,367,662
Total Energy Services Inc.	88,374	746,631
Tourmaline Oil Corp.	110,091	2,173,071
TransAlta Corp.	113,266	644,624
TransCanada Corp.	368,640	16,566,149
Transcontinental Inc., Class A	42,681	1,013,920
Turquoise Hill Resources Ltd.(b)	425,891	1,180,850
Valener Inc.	84,288	1,308,341
Vermilion Energy Inc.	70,068	2,409,866
Wajax Corp.	27,025	512,271
West Fraser Timber Co. Ltd.	32,644	2,025,833

S C H E D U L E O F I N V E S T M E N T S	79

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Westshore Terminals Investment Corp.(a)	36,568	$681,929
Wheaton Precious Metals Corp.	190,339	3,985,131
Whitecap Resources Inc.	204,202	1,347,231
WSP Global Inc.(a)	55,035	3,125,413
Yamana Gold Inc.	389,479	1,241,427

		705,999,842
Chile — 0.3%
AES Gener SA	1,447,106	383,538
Aguas Andinas SA, Class A	1,258,711	730,208
Banco de Chile	11,097,707	1,721,736
Banco de Credito e Inversiones SA	18,506	1,274,460
Banco Santander Chile	28,013,644	2,301,795
Cencosud SA	564,049	1,540,259
Cia. Cervecerias Unidas SA	66,407	900,165
Colbun SA	3,825,377	850,881
Empresa Nacional de Telecomunicaciones SA	58,270	547,986
Empresas CMPC SA	492,536	1,986,403
Empresas COPEC SA	178,636	2,857,696
Enel Americas SA	13,700,533	2,411,424
Enel Chile SA	12,935,674	1,369,801
Engie Energia Chile SA	329,173	668,487
Inversiones Aguas Metropolitanas SA	319,699	502,888
Itau CorpBanca	55,722,801	587,019
Latam Airlines Group SA	133,493	1,515,235
Parque Arauco SA	323,880	910,445
SACI Falabella	275,247	2,551,454
SONDA SA	339,534	515,992
Vina Concha y Toro SA	292,288	628,209

		26,756,081
China — 7.0%
21Vianet Group Inc., ADR(b)	63,260	597,174
3SBio Inc.(c)	1,334,500	2,846,834
51job Inc., ADR(b)	18,059	1,657,274
58.com Inc., ADR(b)	42,481	2,857,272
AAC Technologies Holdings Inc.	315,000	4,014,196
Agile Group Holdings Ltd.	742,250	1,140,737
Agricultural Bank of China Ltd., Class A	2,395,400	1,279,384
Agricultural Bank of China Ltd., Class H	10,358,000	5,015,885
Air China Ltd., Class H	876,000	805,989
Ajisen (China) Holdings Ltd.	1,105,000	456,242
Alibaba Group Holding Ltd., ADR(a)(b)	489,721	91,690,463
Alibaba Health Information Technology Ltd.(b)	1,648,000	1,688,501
Alibaba Pictures Group Ltd.(b)	8,690,000	1,029,890
Aluminum Corp. of China Ltd., Class H(b)	1,870,000	850,742
Angang Steel Co. Ltd., Class A	929,395	909,594
Anhui Conch Cement Co. Ltd., Class H	556,000	3,560,401
ANTA Sports Products Ltd.	484,000	2,467,138
Anxin-China Holdings Ltd.(b)(d)	1,004,000	15,353
Autohome Inc., ADR	28,409	2,748,571
AVIC International Holding HK Ltd.(b)	9,406,000	267,299
AviChina Industry & Technology Co. Ltd., Class H	1,328,000	815,705
Baidu Inc., ADR(b)	117,371	29,011,764
Bank of China Ltd., Class H	33,086,000	15,516,013
Bank of Communications Co. Ltd., Class H	3,452,000	2,489,862
Baozun Inc., ADR(a)(b)	17,552	1,015,383
Beijing Capital International Airport Co. Ltd., Class H	760,000	863,906
Beijing Enterprises Holdings Ltd.	214,000	1,040,390
Beijing Enterprises Water Group Ltd.	2,552,000	1,391,914
Bitauto Holdings Ltd., ADR(b)	14,790	359,693

Security	Shares	Value

China (continued)
Bosideng International Holdings Ltd.	7,214,000	$1,084,791
Brilliance China Automotive Holdings Ltd.	1,292,000	1,685,973
BYD Co. Ltd., Class H(a)	284,000	1,606,902
BYD Electronic International Co. Ltd.(a)	349,500	407,972
CGN Power Co. Ltd., Class H(c)	5,427,000	1,438,504
China Agri-Industries Holdings Ltd.	1,155,100	457,792
China BlueChemical Ltd., Class H	1,048,000	388,635
China Cinda Asset Management Co. Ltd., Class H	5,195,000	1,456,452
China CITIC Bank Corp. Ltd., Class H	3,547,000	2,273,617
China Communications Construction Co. Ltd., Class H	1,781,000	1,967,755
China Communications Services Corp. Ltd., Class H	1,132,000	716,953
China Conch Venture Holdings Ltd.	774,500	2,916,533
China Construction Bank Corp., Class H	39,940,000	36,188,094
China Eastern Airlines Corp. Ltd., Class A	1,071,493	922,888
China Everbright Bank Co. Ltd., Class H	2,591,000	1,135,831
China Everbright International Ltd.	1,160,000	1,413,201
China Everbright Ltd.	652,000	1,151,593
China Evergrande Group(a)(b)	1,128,000	3,112,111
China First Capital Group Ltd.(b)	1,568,000	1,019,071
China Galaxy Securities Co. Ltd., Class H	1,499,500	775,819
China Gas Holdings Ltd.	748,600	3,033,647
China Huarong Asset Management Co. Ltd., Class H(c)	4,371,000	1,114,035
China Huishan Dairy Holdings Co. Ltd.(b)(d)	262,905	5,025
China International Capital Corp. Ltd., Class H(c)	627,600	1,081,304
China Jinmao Holdings Group Ltd.	2,476,000	1,189,543
China Life Insurance Co. Ltd., Class H	3,411,000	8,511,037
China Literature Ltd.(a)(b)(c)	124,400	1,040,742
China Longyuan Power Group Corp. Ltd., Class H	1,423,000	1,325,593
China Lumena New Materials Corp.(a)(b)(d)	152,000	—
China Maple Leaf Educational Systems Ltd.	1,008,000	864,497
China Medical System Holdings Ltd.	663,000	1,133,846
China Mengniu Dairy Co. Ltd.	1,216,000	3,765,545
China Merchants Bank Co. Ltd., Class H	1,637,677	6,396,564
China Merchants Port Holdings Co. Ltd.	660,000	1,365,897
China Metal Recycling Holdings Ltd., NVS(b)(d)	3,000	—
China Minsheng Banking Corp. Ltd., Class H	2,601,000	1,925,771
China Mobile Ltd.	2,560,000	23,097,303
China Molybdenum Co. Ltd., Class H	1,830,000	932,823
China National Building Material Co. Ltd., Class H	1,754,000	1,902,161
China NT Pharma Group Co. Ltd.	1,885,000	403,561
China Oil and Gas Group Ltd.	8,632,000	693,011
China Oilfield Services Ltd., Class H	838,000	768,891
China Overseas Land & Investment Ltd.	1,580,000	4,963,203
China Pacific Insurance Group Co. Ltd., Class H	1,123,400	4,380,704
China Petroleum & Chemical Corp., Class H	10,498,200	10,127,419
China Power International Development Ltd.	4,002,000	994,488
China Railway Construction Corp. Ltd., Class H	813,500	981,738
China Railway Group Ltd., Class H	1,500,000	1,301,747
China Resources Beer Holdings Co. Ltd.	690,000	3,103,929
China Resources Cement Holdings Ltd.	1,250,000	1,424,084
China Resources Gas Group Ltd.	386,000	1,829,862
China Resources Land Ltd.	1,174,666	4,296,199
China Resources Pharmaceutical Group Ltd.(c)	809,500	1,178,070
China Resources Power Holdings Co. Ltd.	780,000	1,504,903
China Shenhua Energy Co. Ltd., Class H	1,435,000	3,236,780
China Shineway Pharmaceutical Group Ltd.	321,000	404,157
China Southern Airlines Co. Ltd., Class H	918,000	646,928
China State Construction International Holdings Ltd.	890,000	1,060,449

80	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Taiping Insurance Holdings Co. Ltd.	716,968	$2,453,195
China Telecom Corp. Ltd., Class H	5,366,000	2,536,954
China Traditional Chinese Medicine Holdings Co. Ltd.	1,292,000	951,653
China Travel International Investment Hong Kong Ltd.	1,788,000	717,738
China Unicom Hong Kong Ltd.	2,466,000	3,038,838
China Vanke Co. Ltd., Class H	573,000	1,829,155
China Youzan Ltd.(a)(b)	4,624,000	553,903
China ZhengTong Auto Services Holdings Ltd.	703,000	416,578
Chinasoft International Ltd.(a)	1,258,000	982,719
Chong Sing Holdings FinTech Gr(a)(b)	8,816,000	674,079
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,153,000	703,806
CIFI Holdings Group Co. Ltd.	1,686,000	1,095,761
CITIC Ltd.	2,262,000	3,193,893
CITIC Resources Holdings Ltd.	3,218,000	356,774
CITIC Securities Co. Ltd., Class H	990,000	1,975,673
CNOOC Ltd.	8,831,000	14,764,943
Coolpad Group Ltd.(b)(d)	2,144,000	16,393
COSCO SHIPPING Ports Ltd.	876,000	822,734
Country Garden Holdings Co. Ltd.	3,271,866	5,070,107
CRRC Corp. Ltd., Class H	1,798,000	1,576,399
CSPC Pharmaceutical Group Ltd.	2,056,000	5,371,122
Ctrip.com International Ltd., ADR(a)(b)	170,111	7,000,068
Dah Chong Hong Holdings Ltd.	1,025,000	485,909
Digital China Holdings Ltd.(a)(b)	610,000	317,160
Dongfeng Motor Group Co. Ltd., Class H	1,212,000	1,215,529
ENN Energy Holdings Ltd.	331,000	3,368,146
Fang Holdings Ltd., ADR(b)	160,832	521,096
Far East Horizon Ltd.	923,000	889,225
Fosun International Ltd.	1,937,000	3,539,703
Fullshare Holdings Ltd.	2,055,000	906,100
Future Land Development Holdings Ltd.	906,000	813,964
Fuyao Glass Industry Group Co. Ltd., Class H(c)	259,200	939,735
GCL New Energy Holdings Ltd.(a)(b)	7,676,000	337,475
GCL-Poly Energy Holdings Ltd.(b)	6,890,000	605,838
GDS Holdings Ltd., ADR(b)	32,115	701,070
Geely Automobile Holdings Ltd.	2,130,000	4,858,707
Genscript Biotech Corp.	382,000	934,658
GF Securities Co. Ltd., Class H	854,800	1,196,065
GOME Retail Holdings Ltd.(a)(b)	5,809,000	614,423
Great Wall Motor Co. Ltd., Class H(a)	1,387,000	995,114
Guangdong Investment Ltd.	1,394,000	2,401,748
Guangzhou Automobile Group Co. Ltd., Class H	1,343,600	1,260,190
Guangzhou R&F Properties Co. Ltd., Class H	473,200	850,260
Guotai Junan Securities Co. Ltd., Class A	304,100	669,759
Haier Electronics Group Co. Ltd.	571,000	1,666,325
Haitian International Holdings Ltd.	421,000	992,526
Haitong Securities Co. Ltd., Class H	1,246,800	1,258,375
Hanergy Thin Film Power Group Ltd.(b)(d)	4,386	—
Harbin Electric Co. Ltd., Class H(a)	756,000	233,145
Hengan International Group Co. Ltd.	314,500	2,799,465
HengTen Networks Group Ltd.(b)	12,780,000	407,154
Huaneng Power International Inc., Class H	1,732,000	1,300,024
Huaneng Renewables Corp. Ltd., Class H	2,256,000	839,479
Huatai Securities Co. Ltd., Class H(b)(c)	700,000	1,100,782
Huazhu Group Ltd., ADR	60,248	2,410,522
IGG Inc.	494,000	638,341
iKang Healthcare Group Inc., ADR(a)(b)	44,226	905,748
Industrial & Commercial Bank of China Ltd., Class H	29,366,000	21,742,475
Inner Mongolia Yitai Coal Co. Ltd., Class B	590,000	776,440
JD.com Inc., ADR(b)	307,541	11,028,420

Security	Shares	Value

China (continued)
Jiangsu Expressway Co. Ltd., Class H	630,000	$765,909
Jiangxi Copper Co. Ltd., Class H	663,000	836,444
Jiayuan International Group Ltd.	512,000	994,358
JinkoSolar Holding Co. Ltd., ADR(a)(b)	21,337	295,944
K Wah International Holdings Ltd.	999,000	577,975
Kingboard Holdings Ltd.	384,000	1,338,371
Kingboard Laminates Holdings Ltd.	1,171,500	1,400,339
Kingdee International Software Group Co. Ltd.	1,270,000	1,406,409
Kingsoft Corp. Ltd.	427,000	1,033,879
Kunlun Energy Co. Ltd.	1,494,000	1,290,828
Kweichow Moutai Co. Ltd., Class A	17,200	1,833,368
KWG Property Holdings Ltd.	805,000	915,058
Lee & Man Paper Manufacturing Ltd.	753,000	732,163
Lenovo Group Ltd.(a)	3,090,000	1,712,915
Leyou Technologies Holdings Ltd.(b)	1,425,000	590,182
Li Ning Co. Ltd.(b)	970,000	1,056,881
Logan Property Holdings Co. Ltd.	744,000	931,049
Longfor Group Holdings Ltd.	664,000	1,865,798
Lonking Holdings Ltd.	1,898,000	870,737
Luye Pharma Group Ltd.(a)	917,000	891,624
Meitu Inc.(b)(c)	964,000	743,225
MMG Ltd.(b)	1,318,000	804,524
Momo Inc., ADR(b)	52,654	2,159,867
NetEase Inc., ADR	33,718	8,699,244
New China Life Insurance Co. Ltd., Class H	355,500	1,635,441
New Oriental Education & Technology Group Inc., ADR	62,926	5,414,153
Nexteer Automotive Group Ltd.	415,000	590,202
Nine Dragons Paper Holdings Ltd.	746,000	922,144
Noah Holdings Ltd., ADR(a)(b)	16,672	851,272
Panda Green Energy Group Ltd.(b)	4,808,000	248,146
Parkson Retail Group Ltd.(b)	4,092,000	516,249
PAX Global Technology Ltd.(a)	964,000	463,134
People’s Insurance Co. Group of China Ltd. (The), Class H	3,032,000	1,352,338
PetroChina Co. Ltd., Class H	8,328,000	6,357,049
PICC Property & Casualty Co. Ltd., Class H	2,832,520	3,194,510
Ping An Insurance Group Co. of China Ltd., Class A	235,000	2,124,076
Ping An Insurance Group Co. of China Ltd., Class H	2,125,000	19,714,164
Poly Property Group Co. Ltd.	1,223,000	487,819
Sany Heavy Equipment International Holdings Co. Ltd.	1,477,000	528,902
Semiconductor Manufacturing International Corp.(a)(b)	1,325,800	1,601,675
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	896,000	685,089
Shanghai Electric Group Co. Ltd., Class H	1,650,000	553,003
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	268,500	1,281,398
Shanghai Industrial Holdings Ltd.	272,000	634,319
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	470,480	654,908
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	388,100	1,028,715
Shenzhen International Holdings Ltd.	510,000	939,781
Shenzhen Investment Ltd.	5,468,000	1,971,982
Shenzhou International Group Holdings Ltd.	335,000	4,108,976
Shimao Property Holdings Ltd.	547,000	1,550,977
Shougang Fushan Resources Group Ltd.	3,476,000	837,201
Shui On Land Ltd.	2,607,500	608,084
Sihuan Pharmaceutical Holdings Group Ltd.	2,354,000	506,969
SINA Corp./China(b)	29,170	2,347,602

S C H E D U L E O F I N V E S T M E N T S	81

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sino Biopharmaceutical Ltd.	3,011,000	$4,113,330
Sinofert Holdings Ltd.(a)(b)	3,390,000	419,044
Sino-Ocean Group Holding Ltd.	1,533,500	865,716
Sinopec Kantons Holdings Ltd.	730,000	322,805
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,727,000	1,036,576
Sinopharm Group Co. Ltd., Class H	492,400	2,083,263
Sinotrans Ltd., Class H	1,263,000	584,249
Skyworth Digital Holdings Ltd.	1,086,000	424,870
SOHO China Ltd.	1,377,500	647,748
Sohu.com Ltd., ADR(b)	25,348	638,770
SSY Group Ltd.	878,000	839,158
Sun Art Retail Group Ltd.	1,040,000	1,325,322
Sunac China Holdings Ltd.	1,050,000	3,412,067
Sunny Optical Technology Group Co. Ltd.	307,000	5,066,362
TAL Education Group, Class A, ADR(b)	145,837	4,665,326
Tencent Holdings Ltd.	2,407,600	108,979,632
Tianneng Power International Ltd.	532,000	732,189
Tingyi Cayman Islands Holding Corp.	890,000	2,057,384
Tong Ren Tang Technologies Co. Ltd., Class H	429,000	631,980
Towngas China Co. Ltd.	740,000	735,554
TravelSky Technology Ltd., Class H	456,000	1,292,954
Tsingtao Brewery Co. Ltd., Class H	172,000	919,493
Vipshop Holdings Ltd., ADR(b)	186,342	1,798,200
Want Want China Holdings Ltd.	2,317,000	1,916,279
Weibo Corp., ADR(a)(b)	21,786	1,802,792
Weichai Power Co. Ltd., Class H	926,000	1,129,304
West China Cement Ltd.	2,024,000	355,941
Wuxi Biologics Cayman Inc.(b)(c)	224,500	2,283,007
Xinyi Solar Holdings Ltd.	1,799,600	536,636
Yanzhou Coal Mining Co. Ltd., Class H	878,000	1,092,024
Yuexiu Property Co. Ltd.	4,894,080	929,277
Yuexiu REIT	1,078,000	732,207
Yum China Holdings Inc.	161,036	5,810,179
YY Inc., ADR(b)	21,421	1,997,080
Zhejiang Expressway Co. Ltd., Class H	1,038,000	880,967
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	307,900	1,410,576
Zhongsheng Group Holdings Ltd.	292,000	665,332
Zhuzhou CRRC Times Electric Co. Ltd., Class H	398,300	2,388,130
Zijin Mining Group Co. Ltd., Class H	2,664,000	984,510
ZTE Corp., Class H(b)	335,240	573,319

		741,670,013
Colombia — 0.1%
Almacenes Exito SA	74,975	421,420
Bancolombia SA	87,152	1,009,290
Cementos Argos SA	167,236	532,513
Corp. Financiera Colombiana SA(b)	78,890	648,755
Ecopetrol SA	2,221,238	2,360,185
Grupo Argos SA/Colombia	88,483	594,120
Grupo de Inversiones Suramericana SA	120,217	1,502,055
Interconexion Electrica SA ESP	186,809	918,119

		7,986,457
Czech Republic — 0.0%
CEZ AS	90,035	2,363,518
Komercni Banka AS	40,155	1,743,693

		4,107,211
Denmark — 1.2%
ALK-Abello A/S(a)(b)	3,959	736,182
Ambu A/S, Series B	80,237	3,157,940

Security	Shares	Value

Denmark (continued)
AP Moller - Maersk A/S, Class A	2,036	$2,741,953
AP Moller - Maersk A/S, Class B, NVS	2,331	3,354,136
Bang & Olufsen A/S(b)	27,860	676,455
Bavarian Nordic A/S(a)(b)	21,757	664,610
Carlsberg A/S, Class B	39,361	4,748,851
Chr Hansen Holding A/S	41,376	4,287,547
Coloplast A/S, Class B	49,554	5,408,933
D/S Norden A/S(a)(b)	18,127	334,512
Danske Bank A/S	306,653	8,921,822
Dfds A/S	15,996	1,054,132
DSV A/S	81,211	6,815,997
FLSmidth & Co. A/S	19,539	1,287,001
Genmab A/S(b)	26,263	4,504,173
GN Store Nord A/S	59,587	2,844,941
H Lundbeck A/S	31,068	2,250,841
ISS A/S	63,928	2,391,558
Jyske Bank A/S, Registered	31,043	1,758,563
Nilfisk Holding A/S(b)	13,112	679,565
NKT A/S(a)(b)	14,151	381,153
Novo Nordisk A/S, Class B	742,787	37,114,560
Novozymes A/S, Class B	92,907	4,895,410
Orsted A/S(c)	78,569	4,849,443
Pandora A/S	48,496	3,450,263
Rockwool International A/S, Class B	5,548	2,223,644
Royal Unibrew A/S	31,510	2,625,318
SimCorp A/S	21,826	1,864,752
Solar A/S, Class B	12,269	774,611
Sydbank A/S	37,022	1,374,534
Topdanmark A/S	31,986	1,372,425
Tryg A/S	55,065	1,348,248
Vestas Wind Systems A/S	87,008	5,617,651
William Demant Holding A/S(b)	50,552	2,418,334

		128,930,058
Egypt — 0.0%
Commercial International Bank Egypt SAE	438,008	2,056,691
Egyptian Financial Group-Hermes Holding Co.(b)	560,504	545,304
Global Telecom Holding SAE(b)	2,175,645	503,616

		3,105,611
Finland — 0.8%
Amer Sports OYJ	51,090	1,640,903
Cargotec OYJ, Class B	19,534	970,913
Caverion OYJ(a)(b)	60,801	509,720
Elisa OYJ	62,502	2,718,260
Fortum OYJ	192,468	4,837,237
Huhtamaki OYJ	48,025	1,727,894
Kemira OYJ	52,546	690,437
Kesko OYJ, Class B	30,641	1,723,024
Kone OYJ, Class B	138,919	7,605,351
Konecranes OYJ	35,981	1,393,075
Metsa Board OYJ	119,687	1,242,153
Metso OYJ	47,810	1,750,926
Neste OYJ	55,049	4,548,642
Nokia OYJ	2,404,433	13,070,629
Nokian Renkaat OYJ	51,566	2,237,819
Orion OYJ, Class B	49,821	1,717,314
Outokumpu OYJ	144,084	977,796
Outotec OYJ(b)	80,753	664,797
Ramirent OYJ	59,295	594,224
Sampo OYJ, Class A	180,340	9,170,360

82	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Stora Enso OYJ, Class R	249,115	$4,120,029
Tieto OYJ	31,758	989,901
UPM-Kymmene OYJ	228,301	8,109,875
Uponor OYJ	41,648	634,468
Valmet OYJ	64,935	1,348,596
Wartsila OYJ Abp	184,352	3,988,314
YIT OYJ	87,053	591,786

		79,574,443
France — 6.8%
ABC arbitrage	155,208	1,296,632
Accor SA, NVS	77,191	3,981,189
Aeroports de Paris, NVS	12,583	2,817,933
Air France-KLM, NVS(a)(b)	84,642	773,467
Air Liquide SA	173,149	22,183,941
Airbus SE	245,045	30,391,791
AKWEL, NVS	18,178	453,033
ALD SA(c)	49,991	893,758
Alstom SA, NVS	65,493	2,941,064
Alten SA, NVS	14,679	1,459,031
Altran Technologies SA, NVS	113,301	1,081,091
Amundi SA(c)	28,762	1,986,873
APERAM SA	22,805	1,077,460
Arkema SA, NVS	28,023	3,516,548
Assystem, NVS	19,700	644,247
Atos SE	38,933	5,231,828
AXA SA, NVS	797,761	20,161,885
BioMerieux, NVS	18,853	1,570,598
BNP Paribas SA	457,456	29,797,178
Boiron SA, NVS	8,805	695,405
Bollore SA, NVS	419,238	1,953,289
Bonduelle SCA, NVS	18,563	675,481
Bouygues SA, NVS	87,186	3,836,672
Bureau Veritas SA, NVS	104,242	2,686,964
Capgemini SE	65,322	8,392,018
Carrefour SA, NVS	235,862	4,238,906
Casino Guichard Perrachon SA, NVS	22,038	898,369
Cellectis SA, NVS(a)(b)	24,087	710,775
Chargeurs SA, NVS	18,224	528,384
Cie. de Saint-Gobain, NVS	198,623	8,848,589
Cie. Generale des Etablissements Michelin SCA, NVS	67,509	8,696,682
Cie. Plastic Omnium SA, NVS	33,034	1,386,427
CNP Assurances, NVS	68,080	1,593,141
Coface SA(b)	95,380	854,851
Covivio	12,688	1,323,485
Credit Agricole SA	454,850	6,394,352
Danone SA, NVS	244,770	19,248,490
Dassault Aviation SA, NVS	1,140	2,107,495
Dassault Systemes SE, NVS	54,305	8,120,360
DBV Technologies SA(a)(b)	15,382	547,131
Derichebourg SA, NVS	58,257	353,088
Direct Energie, NVS	7,856	386,980
Edenred, NVS	108,222	4,263,470
Eiffage SA, NVS	32,464	3,635,878
Electricite de France SA, NVS	248,882	3,727,418
Elior Group SA(c)	49,840	816,414
Elis SA, NVS	99,693	2,293,257
Engie SA	737,972	11,928,762
Eramet, NVS	6,023	598,308
Essilor International Cie Generale d’Optique SA, NVS	85,443	12,616,545

Security	Shares	Value

France (continued)
Etablissements Maurel et Prom(b)	54,449	$400,087
Eurazeo SA, NVS	19,814	1,533,581
Eurofins Scientific SE, NVS	5,402	2,949,198
Europcar Mobility Group, NVS(a)(c)	70,687	711,697
Eutelsat Communications SA	74,412	1,595,045
Faurecia SA, NVS	35,541	2,417,738
FIGEAC-AERO(a)(b)	15,279	249,208
Fnac Darty SA(b)	9,911	901,038
Gaztransport Et Technigaz SA	16,461	1,079,534
Gecina SA	18,996	3,242,814
Genfit, NVS(a)(b)	27,563	781,097
Getlink, NVS	202,256	2,672,959
Guerbet, NVS	6,977	485,725
Hermes International, NVS	13,450	8,523,256
ICADE	12,979	1,257,408
ID Logistics Group, NVS(b)	2,220	365,730
Iliad SA, NVS	12,045	1,909,636
Imerys SA, NVS	15,909	1,235,992
Ingenico Group SA, NVS	25,891	2,149,646
Ipsen SA, NVS	16,968	2,822,163
IPSOS, NVS	22,373	749,201
Jacquet Metal Service SA, NVS	27,147	800,437
JCDecaux SA	33,106	1,082,275
Kering SA, NVS	32,317	17,242,509
Klepierre SA	83,900	3,167,857
Korian SA	26,638	933,787
Lagardere SCA, NVS	47,068	1,376,248
Legrand SA	102,130	7,509,207
LISI, NVS	11,374	394,587
LNA Sante SA, NVS	5,195	331,881
L’Oreal SA	100,845	24,719,688
LVMH Moet Hennessy Louis Vuitton SE, NVS	116,735	40,818,678
Maisons du Monde SA(c)	27,244	833,898
Mercialys SA	46,340	830,652
Mersen SA, NVS	16,424	680,279
Metropole Television SA	42,304	912,245
Natixis SA	388,629	2,796,501
Naturex, NVS(b)	3,559	563,834
Neopost SA	28,653	740,913
Nexans SA(a)	14,286	478,727
Nexity SA	20,686	1,275,533
Oeneo SA, NVS	34,169	411,788
Orange SA, NVS	795,033	13,595,293
Orpea, NVS	21,033	2,895,328
Pernod Ricard SA, NVS	87,480	14,120,012
Peugeot SA, NVS	247,004	7,112,466
Phoenix Media Investment Holdings Ltd.(a)	2,974,000	253,924
Publicis Groupe SA, NVS	86,748	5,547,965
Rallye SA, NVS(a)	23,392	275,888
Remy Cointreau SA, NVS	11,165	1,525,830
Renault SA, NVS	79,456	6,999,525
Rexel SA	118,665	1,858,427
Rubis SCA	37,726	2,226,930
Safran SA	141,760	17,590,127
Sanofi, NVS	473,073	41,165,229
Sartorius Stedim Biotech, NVS	12,801	1,524,742
Schneider Electric SE, NVS	224,490	18,081,833
SCOR SE	61,833	2,405,562
SEB SA, NVS	9,107	1,732,609
SES SA	156,414	3,128,595

S C H E D U L E O F I N V E S T M E N T S	83

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Societe BIC SA, NVS	11,338	$1,084,498
Societe Generale SA, NVS	314,442	14,021,165
Sodexo SA, NVS	37,288	4,130,779
SOITEC, NVS(b)	11,586	994,348
Solocal Group, NVS(b)	336,902	452,139
Solutions 30 SE(b)	16,539	876,621
Sopra Steria Group, NVS	9,999	1,771,279
SPIE SA, NVS	62,062	1,178,552
STMicroelectronics NV	301,999	6,574,152
Suez	156,149	2,211,610
Teleperformance, NVS	24,932	4,574,122
Television Francaise 1	39,230	426,192
Thales SA, NVS	43,909	5,777,203
TOTAL SA, NVS	998,722	65,275,489
Trigano SA, NVS	7,305	1,051,308
Ubisoft Entertainment SA, NVS(b)	36,644	4,049,146
Unibail-Rodamco-Westfield(b)	14,724	3,270,702
Unibail-Rodamco-Westfield, New	41,894	9,306,085
Valeo SA, NVS	99,716	4,900,256
Vallourec SA, NVS(a)(b)	161,853	1,045,356
Veolia Environnement SA, NVS	214,693	4,907,224
Vicat SA, NVS	9,241	598,468
Vinci SA	201,118	20,237,366
Virbac SA, NVS(b)	3,501	499,754
Vivendi SA, NVS	428,170	11,121,767
Wendel SA, NVS	11,541	1,683,893
Worldline SA/France, NVS(b)(c)	19,673	1,173,939

		717,784,908
Germany —6.0%
1&1 Drillisch AG	27,197	1,618,142
Aareal Bank AG	31,221	1,435,635
adidas AG	79,052	17,495,397
ADO Properties SA(c)	22,102	1,261,990
AIXTRON SE(a)(b)	55,564	799,981
Allianz SE, Registered	177,465	39,273,598
alstria office REIT AG	84,218	1,308,602
AURELIUS Equity Opportunities SE & Co KGaA	13,125	810,845
Aurubis AG	16,998	1,392,594
Axel Springer SE	22,181	1,658,390
BASF SE	376,259	36,170,284
Bayer AG, Registered	377,478	42,073,323
Bayerische Motoren Werke AG	135,440	13,104,019
BayWa AG(a)	16,339	555,362
Bechtle AG	20,323	1,825,033
Beiersdorf AG	37,744	4,398,573
Bertrandt AG	6,990	707,453
Bilfinger SE	17,081	880,167
Brenntag AG	62,022	3,721,332
CANCOM SE	22,154	1,199,638
Carl Zeiss Meditec AG, Bearer	20,918	1,626,371
CECONOMY AG(a)	81,343	668,512
comdirect bank AG	52,379	775,882
Commerzbank AG(b)	419,583	4,534,260
Continental AG	44,523	10,262,549
Covestro AG(c)	81,845	7,862,124
CTS Eventim AG & Co. KGaA	33,904	1,599,470
Daimler AG, Registered	372,232	25,761,613
Delivery Hero SE(b)(c)	45,651	2,594,851
Deutsche Bank AG, Registered	826,598	10,820,601
Deutsche Boerse AG	79,597	10,496,033

Security	Shares	Value

Germany (continued)
Deutsche EuroShop AG	25,629	$904,415
Deutsche Lufthansa AG, Registered	100,722	2,828,396
Deutsche Pfandbriefbank AG(c)	71,101	1,114,770
Deutsche Post AG, Registered	410,922	14,515,336
Deutsche Telekom AG, Registered	1,339,800	22,182,015
Deutsche Wohnen SE	152,224	7,420,053
Deutz AG	94,301	857,870
Diebold Nixdorf AG	14,464	983,262
DMG Mori AG	18,756	995,227
Duerr AG	25,394	1,114,804
E.ON SE	919,007	10,370,044
ElringKlinger AG(a)	27,345	347,146
Evonik Industries AG	60,858	2,253,699
Evotec AG(b)	58,695	1,219,688
Fraport AG Frankfurt Airport Services Worldwide	17,438	1,742,037
Freenet AG(a)	62,375	1,788,056
Fresenius Medical Care AG & Co. KGaA	87,152	8,518,761
Fresenius SE & Co. KGaA	172,985	13,362,526
GEA Group AG	71,812	2,806,390
Gerresheimer AG	14,618	1,245,156
Grand City Properties SA	64,067	1,665,647
GRENKE AG	15,402	1,703,897
Hamborner REIT AG	112,578	1,201,304
Hamburger Hafen und Logistik AG	25,976	599,658
Hannover Rueck SE	23,168	3,090,281
Hapag-Lloyd AG(a)(c)	19,713	799,901
HeidelbergCement AG	59,679	5,070,869
Heidelberger Druckmaschinen AG(a)(b)	211,445	607,618
Henkel AG & Co. KGaA	42,760	4,587,875
HOCHTIEF AG	8,316	1,495,522
HUGO BOSS AG	28,080	2,532,465
Indus Holding AG	16,187	1,017,057
Infineon Technologies AG	499,141	13,233,897
Innogy SE(b)	55,353	2,386,296
Jenoptik AG	27,110	1,089,902
K+S AG, Registered	81,179	2,145,678
KION Group AG	30,585	2,102,069
Kloeckner & Co. SE	45,297	499,258
Krones AG	6,976	863,568
KWS Saat SE	1,741	686,488
LANXESS AG	36,830	3,029,435
LEG Immobilien AG	28,092	3,163,318
Leoni AG	15,969	814,085
Linde AG	71,771	17,727,268
MAN SE	11,665	1,309,587
Merck KGaA	52,478	5,396,000
METRO AG(a)	74,757	923,678
MorphoSys AG(b)	15,507	2,039,382
MTU Aero Engines AG	22,575	4,780,914
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	62,863	13,956,659
Nemetschek SE	12,983	1,804,663
Nordex SE(b)	35,396	397,502
Norma Group SE	19,252	1,220,899
OSRAM Licht AG	42,204	1,885,359
PATRIZIA Immobilien AG	34,807	785,603
Pfeiffer Vacuum Technology AG	4,563	749,587
ProSiebenSat.1 Media SE	100,856	2,730,673
Puma SE	4,878	2,448,520
QIAGEN NV(b)	94,653	3,432,105

84	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Rational AG(a)	1,810	$1,241,026
Rheinmetall AG	20,253	2,447,903
RHOEN-KLINIKUM AG	29,569	869,082
Rocket Internet SE(b)(c)	41,361	1,438,283
RTL Group SA	15,653	1,167,568
RWE AG	219,548	5,764,437
Salzgitter AG	18,879	934,381
SAP SE	407,154	47,567,614
Scout24 AG(c)	48,094	2,504,122
SGL Carbon SE(b)	40,398	477,876
Siemens AG, Registered	319,272	45,111,631
Siemens Healthineers AG(b)(c)	60,142	2,680,714
Siltronic AG	10,393	1,813,714
Sixt SE	9,875	1,280,211
SLM Solutions Group AG(a)(b)	10,274	296,921
Software AG	23,751	1,122,155
Stabilus SA	14,254	1,214,151
STADA Arzneimittel AG	13,915	1,328,550
Stroeer SE & Co. KGaA	16,526	1,015,153
Suedzucker AG(a)	34,505	503,446
Symrise AG	51,133	4,623,522
TAG Immobilien AG	95,333	2,158,385
Telefonica Deutschland Holding AG	346,674	1,519,881
thyssenkrupp AG	179,444	4,791,254
TLG Immobilien AG	82,131	2,148,738
TUI AG	176,574	3,777,740
Uniper SE	91,132	2,845,929
United Internet AG, Registered(e)	56,271	3,028,636
Volkswagen AG	12,050	2,088,078
Vonovia SE	211,977	10,270,665
Vossloh AG	12,184	631,536
Wirecard AG	53,128	9,930,450
Zalando SE(a)(b)(c)	49,831	2,860,433
zooplus AG(a)(b)	4,597	797,127

		633,488,074
Greece — 0.1%
Alpha Bank AE(b)	654,373	1,429,467
Eurobank Ergasias SA(b)	894,590	926,343
FF Group(b)(d)	16,274	86,829
Hellenic Telecommunications Organization SA	97,520	1,266,547
JUMBO SA	50,875	815,511
Motor Oil Hellas Corinth Refineries SA	30,022	637,911
Mytilineos Holdings SA	52,723	530,522
National Bank of Greece SA(b)	2,726,398	887,464
OPAP SA	119,786	1,337,786
Piraeus Bank SA(b)	142,953	451,608
Terna Energy SA	80,044	526,344
Titan Cement Co. SA	25,380	616,189

		9,512,521
Hong Kong — 2.3%
AIA Group Ltd.	5,079,800	44,343,016
ASM Pacific Technology Ltd.	141,900	1,707,939
Bank of East Asia Ltd. (The)(a)	486,000	1,932,319
BOC Hong Kong Holdings Ltd.	1,515,500	7,338,843
Brightoil Petroleum Holdings Ltd.(a)(b)(d)	1,325,000	202,621
Cafe de Coral Holdings Ltd.(a)	274,000	690,661
Champion REIT	844,000	574,344
China LNG Group Ltd.(a)(b)	2,048,500	331,534
Chow Sang Sang Holdings International Ltd.	170,000	297,662

Security	Shares	Value

Hong Kong (continued)
CK Asset Holdings Ltd.	1,104,388	$8,451,285
CK Hutchison Holdings Ltd.	1,109,888	12,064,692
CK Infrastructure Holdings Ltd.	284,000	2,108,154
CLP Holdings Ltd.	639,000	7,300,275
Dah Sing Banking Group Ltd.	513,200	1,089,556
Dah Sing Financial Holdings Ltd.	108,000	684,019
Dairy Farm International Holdings Ltd.	167,600	1,369,292
Esprit Holdings Ltd.(a)(b)	1,222,450	330,259
First Pacific Co. Ltd.	1,485,000	688,836
Galaxy Entertainment Group Ltd.	1,022,000	8,211,529
Giordano International Ltd.	1,040,000	589,768
Great Eagle Holdings Ltd.	153,000	753,579
Guotai Junan International Holdings Ltd.(a)	4,141,000	965,705
Haitong International Securities Group Ltd.	2,032,000	916,674
Hang Lung Group Ltd.	511,000	1,510,765
Hang Lung Properties Ltd.	854,000	1,795,684
Hang Seng Bank Ltd.	341,100	9,284,767
Health and Happiness H&H International Holdings Ltd.(b)	110,000	817,239
Henderson Land Development Co. Ltd.	540,856	3,015,420
HK Electric Investments & HK Electric Investments Ltd.(a)(c)	1,222,000	1,248,917
HKT Trust & HKT Ltd.	1,581,600	2,112,253
Hong Kong & China Gas Co. Ltd.	3,830,665	7,820,324
Hong Kong Exchanges & Clearing Ltd.	498,200	14,703,825
Hongkong Land Holdings Ltd.	506,000	3,678,620
Hopewell Holdings Ltd.	392,000	1,388,734
Hysan Development Co. Ltd.	285,000	1,559,898
Jardine Matheson Holdings Ltd.	88,000	5,940,000
Jardine Strategic Holdings Ltd.	97,300	3,880,324
Johnson Electric Holdings Ltd.	225,250	667,384
Kerry Logistics Network Ltd.	463,500	607,199
Kerry Properties Ltd.	310,000	1,570,315
Landing International Development Ltd.(b)	754,200	745,824
Li & Fung Ltd.	2,594,000	879,305
Link REIT	900,500	8,927,942
Luk Fook Holdings International Ltd.	172,000	611,534
Man Wah Holdings Ltd.(a)	903,200	665,273
Melco International Development Ltd.	371,000	1,051,942
Melco Resorts & Entertainment Ltd., ADR	119,104	3,080,029
MGM China Holdings Ltd.(a)	1,090,000	2,344,698
Minth Group Ltd.	338,000	1,274,960
MTR Corp. Ltd.	614,000	3,442,779
New World Development Co. Ltd.	2,475,666	3,527,134
NewOcean Energy Holdings Ltd.(a)(b)	1,074,000	265,518
NWS Holdings Ltd.	889,000	1,606,446
PCCW Ltd.	3,785,000	2,209,121
Power Assets Holdings Ltd.	575,500	4,073,966
Sa Sa International Holdings Ltd.	910,000	484,737
Sands China Ltd.	1,018,400	5,243,096
Shangri-La Asia Ltd.	666,000	1,089,751
Shun Tak Holdings Ltd.(a)	1,152,000	466,840
Sino Land Co. Ltd.	1,414,000	2,428,999
SJM Holdings Ltd.	931,000	1,130,656
SmarTone Telecommunications Holdings Ltd.(a)	525,500	543,772
Sun Hung Kai Properties Ltd.	622,500	9,757,364
Swire Pacific Ltd., Class A	191,500	2,076,760
Swire Properties Ltd.	658,600	2,593,393
Techtronic Industries Co. Ltd.	605,500	3,371,969
Television Broadcasts Ltd.	139,700	433,494

S C H E D U L E O F I N V E S T M E N T S	85

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Texwinca Holdings Ltd.(a)	948,000	$417,996
Town Health International Medical Group Ltd.(a)(b)(d)	1,647,000	2,099
Value Partners Group Ltd.(a)	823,000	640,810
VTech Holdings Ltd.	96,300	1,077,479
WH Group Ltd.(c)	4,495,500	3,609,164
Wharf Holdings Ltd. (The)	482,000	1,593,942
Wharf Real Estate Investment Co. Ltd.	513,000	3,736,127
Wheelock & Co. Ltd.	332,000	2,352,344
Wynn Macau Ltd.	697,600	2,053,556
Xinyi Glass Holdings Ltd.	894,000	1,052,683
Yue Yuen Industrial Holdings Ltd.	363,000	976,061

		246,383,793
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	195,957	283,114
MOL Hungarian Oil & Gas PLC	163,683	1,607,622
OTP Bank Nyrt	99,094	3,731,062
Richter Gedeon Nyrt	56,670	1,025,511

		6,647,309
India — 2.3%
Adani Ports & Special Economic Zone Ltd.	342,081	1,993,794
Adani Power Ltd.(b)	828,489	378,693
AIA Engineering Ltd.	27,228	655,032
Ambuja Cements Ltd.	367,955	1,237,671
Apollo Hospitals Enterprise Ltd.	48,518	673,375
Ashok Leyland Ltd.	658,267	1,082,615
Asian Paints Ltd.	132,462	2,803,118
Astral Polytechnik Ltd.	69,439	1,129,977
Aurobindo Pharma Ltd.	132,638	1,143,990
Avanti Feeds Ltd.	45,012	317,707
Avenue Supermarts Ltd.(b)(c)	67,547	1,629,824
Axis Bank Ltd.(b)	782,123	6,276,484
Bajaj Auto Ltd.	42,294	1,664,997
Bajaj Finance Ltd.	82,644	3,250,874
Bajaj Finserv Ltd.	20,887	2,124,841
Balkrishna Industries Ltd.	58,514	1,030,471
Bharat Forge Ltd.	114,547	1,069,960
Bharat Heavy Electricals Ltd.	654,338	706,464
Bharat Petroleum Corp. Ltd.	344,227	1,956,113
Bharti Airtel Ltd.	606,570	3,454,428
Bharti Infratel Ltd.	253,416	1,059,129
Bosch Ltd.	4,739	1,293,516
Britannia Industries Ltd.	16,497	1,573,591
Cadila Healthcare Ltd.	118,243	657,622
Cipla Ltd./India	166,182	1,553,968
Coal India Ltd.	349,100	1,328,984
Container Corp. of India Ltd.	85,726	836,559
Crompton Greaves Consumer Electricals Ltd.	243,974	864,752
Dabur India Ltd.	268,898	1,652,721
DCB Bank Ltd.	257,103	614,210
Dewan Housing Finance Corp. Ltd.	95,977	840,317
Dr. Reddy’s Laboratories Ltd.	49,975	1,550,410
Edelweiss Financial Services Ltd.	255,763	1,153,961
Eicher Motors Ltd.	5,883	2,384,426
FDC Ltd./India	186,532	654,897
Federal Bank Ltd.	900,597	1,168,647
Finolex Cables Ltd.	93,684	846,193
GAIL India Ltd.	369,221	2,019,549
Gateway Distriparks Ltd.	148,624	364,158
Gillette India Ltd.	7,928	773,534

Security	Shares	Value

India (continued)
Glenmark Pharmaceuticals Ltd.	79,517	$674,465
GMR Infrastructure Ltd.(b)	1,773,019	458,854
Godrej Consumer Products Ltd.	111,609	2,142,964
Grasim Industries Ltd.	166,511	2,488,940
Havells India Ltd.	146,232	1,352,597
HCL Technologies Ltd.	231,552	3,258,245
Hero MotoCorp Ltd.	25,608	1,230,046
Hindalco Industries Ltd.	567,504	1,765,738
Hindustan Petroleum Corp. Ltd.	290,332	1,205,585
Hindustan Unilever Ltd.	283,131	7,148,427
Housing Development Finance Corp. Ltd.	676,242	19,668,685
ICICI Bank Ltd.	1,068,867	4,741,516
Idea Cellular Ltd.(b)	890,813	712,404
IDFC Bank Ltd.	1,239,056	723,530
IIFL Holdings Ltd.	64,855	637,333
Indiabulls Housing Finance Ltd.	140,417	2,655,457
Indiabulls Real Estate Ltd.(b)	148,349	327,904
Indiabulls Ventures Ltd	87,882	766,239
Indian Oil Corp. Ltd.	715,844	1,715,343
Info Edge India Ltd.	47,069	938,069
Infosys Ltd.	742,007	14,768,467
ITC Ltd.	1,453,322	6,308,173
Jammu & Kashmir Bank Ltd. (The)(b)	344,753	293,803
JSW Steel Ltd.	479,151	2,308,210
Jubilant Foodworks Ltd.	52,161	1,068,450
Karur Vysya Bank Ltd. (The)	378,326	551,882
Larsen & Toubro Ltd.	211,370	4,013,445
LIC Housing Finance Ltd.	159,052	1,226,871
Lupin Ltd.	101,344	1,218,145
Mahindra & Mahindra Financial Services Ltd.	161,856	1,212,629
Mahindra & Mahindra Ltd.	335,906	4,583,881
Marico Ltd.	222,062	1,178,848
Maruti Suzuki India Ltd.	45,912	6,373,107
Mindtree Ltd.	67,277	914,503
Motherson Sumi Systems Ltd.	375,820	1,764,955
Motilal Oswal Financial Services Ltd.	33,909	454,724
Natco Pharma Ltd.	61,175	697,009
NCC Ltd./India	463,794	625,842
Nestle India Ltd.	11,591	1,779,626
NTPC Ltd.	847,350	1,913,097
Oil & Natural Gas Corp. Ltd.	561,914	1,357,548
Page Industries Ltd.	3,615	1,531,323
PC Jeweller Ltd.	147,940	196,502
Petronet LNG Ltd.	283,747	948,013
Pidilite Industries Ltd.	66,029	1,081,562
Piramal Enterprises Ltd.	42,617	1,665,130
Power Finance Corp. Ltd.	474,053	603,398
Power Grid Corp. of India Ltd.	688,863	1,830,975
Reliance Communications Ltd.(b)	1,101,972	231,364
Reliance Industries Ltd.	1,209,306	20,911,435
Reliance Infrastructure Ltd.	96,351	560,451
Rural Electrification Corp. Ltd.	404,086	689,028
Sadbhav Engineering Ltd.	135,903	542,928
Shree Cement Ltd.	4,844	1,201,927
Shriram Transport Finance Co. Ltd.	77,454	1,560,853
Siemens Ltd.	77,936	1,123,594
Solara Active Pharma Sciences Ltd.(b)	46,947	121,293
SRF Ltd.	21,027	530,762
State Bank of India(b)	736,877	3,153,306
Strides Shasun Ltd.	76,489	428,859

86	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Sun Pharmaceutical Industries Ltd.	426,390	$3,534,276
Symphony Ltd.	21,168	333,555
Tata Consultancy Services Ltd.	474,872	13,433,402
Tata Global Beverages Ltd.	247,329	890,347
Tata Motors Ltd.(b)	663,223	2,553,824
Tata Power Co. Ltd.(The)	669,667	727,896
Tata Steel Ltd.	163,878	1,345,335
Tech Mahindra Ltd.	213,335	2,117,448
Titan Co. Ltd.	152,364	2,026,781
UltraTech Cement Ltd.	44,445	2,717,650
United Spirits Ltd.(b)	139,667	1,195,451
UPL Ltd.	175,663	1,649,540
Vakrangee Ltd.	284,474	198,052
Vedanta Ltd.	671,966	2,176,979
Wipro Ltd.	506,984	2,043,126
Yes Bank Ltd.	716,731	3,845,103
Zee Entertainment Enterprises Ltd.	273,820	2,104,565

		248,803,161
Indonesia — 0.5%
Adaro Energy Tbk PT	6,834,600	902,906
Astra International Tbk PT	8,317,900	4,124,340
Bank Central Asia Tbk PT	4,318,300	6,970,072
Bank Danamon Indonesia Tbk PT	1,586,900	723,569
Bank Mandiri Persero Tbk PT	8,040,700	3,708,090
Bank Negara Indonesia Persero Tbk PT	3,288,400	1,687,528
Bank Rakyat Indonesia Persero Tbk PT	23,311,800	4,963,053
Bank Tabungan Negara Persero Tbk PT	2,963,393	484,993
Bumi Serpong Damai Tbk PT	5,130,600	480,327
Charoen Pokphand Indonesia Tbk PT	4,233,000	1,326,849
Ciputra Development Tbk PT	7,747,596	534,595
Gudang Garam Tbk PT	229,600	1,196,563
Hanjaya Mandala Sampoerna Tbk PT	4,335,500	1,154,530
Indah Kiat Pulp & Paper Corp. Tbk PT	1,361,700	1,813,082
Indocement Tunggal Prakarsa Tbk PT	850,300	832,905
Indofood CBP Sukses Makmur Tbk PT	1,180,700	714,397
Indofood Sukses Makmur Tbk PT	2,112,000	930,042
Inti Agri Resources Tbk PT(b)	18,848,200	418,268
Japfa Comfeed Indonesia Tbk PT	3,339,400	497,899
Jasa Marga Persero Tbk PT	1,548,538	503,651
Kalbe Farma Tbk PT	9,180,000	824,417
Lippo Karawaci Tbk PT	10,019,800	254,317
Matahari Department Store Tbk PT	1,340,200	745,846
Media Nusantara Citra Tbk PT	3,780,600	258,245
Mitra Adiperkasa Tbk PT	8,600,600	527,845
Perusahaan Gas Negara Persero Tbk PT	5,053,700	595,790
Sawit Sumbermas Sarana Tbk PT	5,968,500	511,172
Semen Indonesia Persero Tbk PT	1,423,800	750,408
Summarecon Agung Tbk PT	6,691,700	355,003
Surya Citra Media Tbk PT	3,250,400	462,089
Telekomunikasi Indonesia Persero Tbk PT	21,335,700	5,282,139
Tower Bersama Infrastructure Tbk PT	1,436,300	522,925
Unilever Indonesia Tbk PT	646,400	1,938,752
United Tractors Tbk PT	773,800	1,891,571

		48,888,178
Ireland — 0.4%
AIB Group PLC	325,554	1,866,481
Bank of Ireland Group PLC	405,946	3,488,708
C&C Group PLC	183,746	739,573
CRH PLC	352,083	12,062,039

Security	Shares	Value

Ireland (continued)
Glanbia PLC	85,210	$1,402,779
Grafton Group PLC	109,649	1,101,754
Hibernia REIT PLC	791,029	1,347,592
Irish Continental Group PLC	114,399	701,388
Kerry Group PLC, Class A	66,549	7,062,418
Kingspan Group PLC	64,329	2,989,652
Origin Enterprises PLC	73,725	521,022
Paddy Power Betfair PLC	35,300	3,851,484
Smurfit Kappa Group PLC	94,881	3,894,426
UDG Healthcare PLC	119,953	1,321,727

		42,351,043
Israel — 0.5%
Azrieli Group Ltd.	23,366	1,117,878
Bank Hapoalim BM	449,437	3,175,736
Bank Leumi Le-Israel BM	644,874	4,038,694
Bezeq The Israeli Telecommunication Corp. Ltd.	1,176,698	1,246,066
Caesarstone Ltd.	21,010	330,908
Check Point Software Technologies Ltd.(b)	54,935	6,189,526
CyberArk Software Ltd.(a)(b)	21,216	1,288,023
Delek Group Ltd.	3,370	479,738
Elbit Systems Ltd.	12,507	1,498,456
First International Bank of Israel Ltd.	57,018	1,226,062
Frutarom Industries Ltd.	20,521	2,071,378
Gazit-Globe Ltd.	77,031	709,168
Israel Chemicals Ltd.	326,595	1,560,719
Israel Corp. Ltd. (The)	2,306	518,214
Israel Discount Bank Ltd., Class A	545,390	1,722,675
Mazor Robotics Ltd.(b)	29,424	914,968
Mizrahi Tefahot Bank Ltd.	80,947	1,572,212
Nice Ltd.(b)	29,672	3,234,228
Oil Refineries Ltd.	1,536,736	707,171
Orbotech Ltd.(b)	23,963	1,539,383
Paz Oil Co. Ltd.	6,585	939,382
SodaStream International Ltd.(b)	13,275	1,158,907
Strauss Group Ltd.	43,297	886,454
Teva Pharmaceutical Industries Ltd., ADR, NVS(a)	413,427	9,897,442
Tower Semiconductor Ltd.(b)	55,480	1,131,364
Wix.com Ltd.(b)	19,485	1,851,075

		51,005,827
Italy —1.7%
A2A SpA	910,366	1,673,921
Anima Holding SpA(c)	172,571	928,009
Assicurazioni Generali SpA	492,305	8,755,530
Atlantia SpA	210,843	6,258,702
Autogrill SpA	77,913	852,366
Azimut Holding SpA(a)	68,115	1,144,862
Banca Generali SpA	33,680	909,520
Banca Mediolanum SpA	161,422	1,160,618
Banca Monte dei Paschi di Siena SpA(a)(b)	135,845	422,477
Banca Popolare di Sondrio SCPA	282,926	1,227,488
Banco BPM SpA(b)	685,260	2,180,865
Beni Stabili SpA SIIQ	867,324	766,184
BPER Banca	216,088	1,208,799
Brembo SpA(a)	80,203	1,099,823
Buzzi Unicem SpA	49,109	1,083,121
Cerved Group SpA	122,339	1,407,094
CIR-Compagnie Industriali Riunite SpA	352,929	429,463
CNH Industrial NV	432,566	5,078,955
Credito Emiliano SpA	98,362	730,812

S C H E D U L E O F I N V E S T M E N T S	87

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Danieli & C Officine Meccaniche SpA	25,033	$615,087
Davide Campari-Milano SpA, NVS	264,083	2,227,821
De’ Longhi SpA	39,446	1,161,230
DiaSorin SpA	12,995	1,395,801
Ei Towers SpA	15,686	1,046,144
Enel SpA	3,285,270	18,335,554
Eni SpA	1,042,043	20,073,615
ERG SpA	48,024	1,081,105
Ferrari NV	53,700	7,150,248
Fiat Chrysler Automobiles NV(b)	461,068	7,875,224
FinecoBank Banca Fineco SpA	200,516	2,357,869
Hera SpA	419,056	1,390,538
Interpump Group SpA	44,564	1,404,709
Intesa Sanpaolo SpA	5,658,117	17,437,824
Iren SpA	410,677	1,163,802
Italgas SpA	275,218	1,584,655
Leonardo SpA	31,881	382,349
Luxottica Group SpA	70,016	4,743,298
Mediaset SpA(a)(b)	199,847	678,812
Mediobanca Banca di Credito Finanziario SpA	289,935	3,013,796
Moncler SpA	86,918	3,836,065
Piaggio & C SpA	270,446	715,144
Pirelli & C SpA(b)(c)	203,402	1,778,266
Poste Italiane SpA(c)	257,823	2,403,071
Prysmian SpA	101,559	2,608,300
Recordati SpA	58,953	2,205,916
Saipem SpA(a)(b)	267,948	1,401,715
Salvatore Ferragamo SpA(a)	25,908	599,756
Snam SpA	938,079	4,033,679
Societa Cattolica di Assicurazioni SC	82,158	756,535
Societa Iniziative Autostradali e Servizi SpA	56,184	997,905
Telecom Italia SpA/Milano(b)	4,700,419	3,626,520
Tenaris SA	196,071	3,585,725
Terna Rete Elettrica Nazionale SpA	684,508	3,836,354
Tod’s SpA(a)	7,788	497,079
UniCredit SpA	845,267	14,997,272
Unione di Banche Italiane SpA(a)	471,747	1,955,070
Unipol Gruppo SpA	319,811	1,331,386

		183,603,848
Japan — 16.9%
77 Bank Ltd. (The)	45,000	1,081,383
ABC-Mart Inc.	19,200	1,037,699
Acom Co. Ltd.(a)	205,000	814,946
Activia Properties Inc.	282	1,257,084
Adastria Co. Ltd.	26,200	330,484
ADEKA Corp.	47,900	807,462
Advance Residence Investment Corp.	533	1,385,114
Advantest Corp.	81,600	1,927,375
Aeon Co. Ltd.	257,800	5,219,794
Aeon Delight Co. Ltd.	17,500	638,623
AEON Financial Service Co. Ltd.	53,900	1,108,913
Aeon Mall Co. Ltd.	55,600	970,541
Aica Kogyo Co. Ltd.	42,900	1,578,953
Aichi Bank Ltd. (The)	10,200	477,470
Aiful Corp.(a)(b)	258,000	822,816
Ain Holdings Inc.	13,100	971,324
Air Water Inc.	70,000	1,273,182
Aisin Seiki Co. Ltd.	63,100	2,925,576
Ajinomoto Co. Inc.	195,500	3,450,154
Alfresa Holdings Corp.	82,900	1,979,558

Security	Shares	Value

Japan (continued)
Alps Electric Co. Ltd.	80,600	$2,314,892
Amada Holdings Co. Ltd.	167,200	1,669,909
Amano Corp.	40,500	829,971
ANA Holdings Inc.	46,000	1,684,831
Anritsu Corp.	236,500	3,378,270
Aoyama Trading Co. Ltd.	25,700	848,325
Aozora Bank Ltd.	54,800	2,043,863
Arcs Co. Ltd.	25,900	646,690
Ariake Japan Co. Ltd.	14,800	1,265,285
Asahi Diamond Industrial Co. Ltd.	74,700	541,198
Asahi Glass Co. Ltd.	77,700	3,241,549
Asahi Group Holdings Ltd.	152,000	7,362,373
Asahi Intecc Co. Ltd.	42,100	1,604,042
Asahi Kasei Corp.	679,000	9,041,000
Asics Corp.	74,800	1,211,474
Astellas Pharma Inc.	824,700	13,390,140
Avex Inc.	46,200	632,289
Awa Bank Ltd. (The)	110,000	707,522
Azbil Corp.	37,400	1,635,456
Bandai Namco Holdings Inc.	86,600	3,454,252
Bank of Kyoto Ltd. (The)	31,200	1,507,879
Bank of Nagoya Ltd. (The)(a)	20,800	757,191
Benesse Holdings Inc.	33,900	1,231,048
Bic Camera Inc.	57,300	862,008
Bridgestone Corp.	244,600	9,601,326
Brother Industries Ltd.	103,200	2,095,530
Calbee Inc.	37,700	1,246,114
Canon Electronics Inc.	35,400	745,696
Canon Inc.	395,400	12,776,146
Canon Marketing Japan Inc.	29,400	614,579
Capcom Co. Ltd.	41,000	1,059,979
Casio Computer Co. Ltd.	83,700	1,364,593
Central Glass Co. Ltd.	22,800	542,605
Central Japan Railway Co.	60,200	12,500,884
Chiba Bank Ltd. (The)	306,300	2,178,085
Chiyoda Co. Ltd.	19,700	407,058
Chiyoda Corp.	82,100	654,218
Chubu Electric Power Co. Inc.	260,900	4,009,992
Chugai Pharmaceutical Co. Ltd.	96,600	4,892,996
Chugoku Bank Ltd. (The)	105,400	1,114,826
Chugoku Electric Power Co. Inc. (The)	115,200	1,512,810
Ci:z Holdings Co. Ltd.	19,300	854,310
Citizen Watch Co. Ltd.	148,200	971,760
Coca-Cola Bottlers Japan Holdings Inc.	63,075	2,267,973
cocokara fine Inc.	15,200	889,405
COLOPL Inc.(a)	30,800	202,233
Colowide Co. Ltd.	36,700	926,516
COMSYS Holdings Corp.	55,700	1,379,812
Concordia Financial Group Ltd.	529,800	2,839,736
COOKPAD Inc.(a)	97,600	421,126
Cosmo Energy Holdings Co. Ltd.	28,000	985,528
Cosmos Pharmaceutical Corp.	4,300	944,586
Credit Saison Co. Ltd.	64,000	994,247
CyberAgent Inc.(a)	45,300	2,375,478
CYBERDYNE Inc.(a)(b)	71,800	842,819
Dai Nippon Printing Co. Ltd.	107,400	2,338,162
Daicel Corp.	115,000	1,261,569
Daido Steel Co. Ltd.	12,100	595,596
Daifuku Co. Ltd.	48,600	2,120,877
Dai-ichi Life Holdings Inc.	456,000	8,562,730

88	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiichi Sankyo Co. Ltd.	241,200	$9,959,142
Daiichikosho Co. Ltd.	23,400	1,107,915
Daikin Industries Ltd.	101,200	12,042,022
Daikyo Inc.	20,700	414,407
Daio Paper Corp.(a)	38,800	533,439
Daiseki Co. Ltd.	25,800	705,271
Daishi Bank Ltd. (The)	20,100	851,117
Daito Trust Construction Co. Ltd.	30,300	5,052,256
Daiwa House Industry Co. Ltd.	231,900	8,427,454
Daiwa House REIT Investment Corp.	769	1,896,051
Daiwa Office Investment Corp.	161	979,462
Daiwa Securities Group Inc.	787,300	4,577,227
DCM Holdings Co. Ltd.	65,700	587,508
DeNA Co. Ltd.	46,100	866,897
Denka Co. Ltd.	39,800	1,363,525
Denso Corp.	181,600	8,929,126
Dentsu Inc.	92,000	3,854,565
DIC Corp.	34,500	1,121,851
Disco Corp.	13,300	2,253,895
DMG Mori Co. Ltd.	59,800	908,699
Don Quijote Holdings Co. Ltd.	52,500	2,448,187
Doutor Nichires Holdings Co. Ltd.	24,700	464,035
Dowa Holdings Co. Ltd.	26,900	862,703
Duskin Co. Ltd.	34,800	879,171
DyDo Group Holdings Inc.	12,700	696,605
Earth Corp.	13,500	680,186
East Japan Railway Co.	122,200	11,396,891
Ebara Corp.	43,000	1,294,533
Eisai Co. Ltd.	106,500	9,116,339
Electric Power Development Co. Ltd.	58,900	1,591,679
Exedy Corp.	25,600	819,868
Ezaki Glico Co. Ltd.	21,600	997,606
FamilyMart UNY Holdings Co. Ltd.(a)	33,300	3,093,800
Fancl Corp.	27,000	1,411,024
FANUC Corp.	81,900	16,037,592
Fast Retailing Co. Ltd.	25,000	10,887,529
FCC Co. Ltd.	26,900	785,805
Frontier Real Estate Investment Corp.	170	683,402
Fuji Co. Ltd./Ehime	16,400	319,532
Fuji Corp./Aichi	45,200	795,462
Fuji Electric Co. Ltd.	259,000	1,901,894
Fuji Seal International Inc.	28,900	1,080,458
Fuji Soft Inc.	17,800	721,922
FUJIFILM Holdings Corp.	163,300	6,712,018
Fujikura Ltd.	105,700	677,031
Fujitsu General Ltd.(a)	26,100	400,104
Fujitsu Ltd.	803,000	5,454,719
Fukuoka Financial Group Inc.	356,000	1,943,148
Furukawa Electric Co. Ltd.	28,300	994,823
Fuyo General Lease Co. Ltd.	10,800	672,467
Global One Real Estate Investment Corp.	724	735,383
Glory Ltd.	29,800	871,851
GLP J-Reit	2,447	2,610,075
GMO internet Inc.	35,400	749,807
GMO Payment Gateway Inc.(a)	10,500	1,180,007
Gree Inc.(b)	220,600	1,219,862
GS Yuasa Corp.	172,000	800,536
GungHo Online Entertainment Inc.(a)	212,100	450,954
Gunma Bank Ltd. (The)	209,000	1,109,041
Gunze Ltd.	12,500	739,235

Security	Shares	Value

Japan (continued)
Hachijuni Bank Ltd. (The)	255,800	$1,124,295
Hakuhodo DY Holdings Inc.	98,700	1,511,272
Hamamatsu Photonics KK	70,000	2,957,835
Hankyu Hanshin Holdings Inc.	94,600	3,756,450
Hanwa Co. Ltd.	21,500	820,127
Harmonic Drive Systems Inc.(a)	20,000	782,562
Haseko Corp.	128,800	1,701,762
Hazama Ando Corp.	107,800	853,232
Heiwa Corp.	32,000	715,526
Heiwa Real Estate Co. Ltd.	37,400	671,222
Heiwa Real Estate REIT Inc.(a)	2,088	2,012,642
Hikari Tsushin Inc.	11,900	1,993,255
Hino Motors Ltd.	102,600	1,152,119
Hirose Electric Co. Ltd.	14,205	1,724,548
Hiroshima Bank Ltd. (The)	140,500	965,200
HIS Co. Ltd.	22,200	669,332
Hisamitsu Pharmaceutical Co. Inc.	28,900	2,106,700
Hitachi Capital Corp.	39,000	1,039,628
Hitachi Chemical Co. Ltd.	44,600	879,728
Hitachi Construction Machinery Co. Ltd.	47,300	1,508,496
Hitachi High-Technologies Corp.	29,500	1,201,715
Hitachi Ltd.	1,998,000	13,897,113
Hitachi Metals Ltd.	84,600	912,961
Hitachi Zosen Corp.	102,800	480,297
Hogy Medical Co. Ltd.	17,600	608,469
Hokkaido Electric Power Co. Inc.(a)	83,200	535,144
Hokkoku Bank Ltd. (The)	16,200	683,804
Hokuetsu Corp.	65,900	367,354
Hokuhoku Financial Group Inc.	72,200	1,037,786
Hokuriku Electric Power Co.(b)	77,800	814,558
Hokuto Corp.	38,100	675,957
Honda Motor Co. Ltd.	662,500	19,856,061
Horiba Ltd.	17,500	1,202,207
Hoshizaki Corp.	23,100	2,323,620
House Foods Group Inc.	36,600	1,154,172
Hoya Corp.	160,100	9,582,544
Hulic Co. Ltd.	143,800	1,405,371
Hyakugo Bank Ltd. (The)	276,100	1,166,654
Hyakujushi Bank Ltd. (The)	203,000	658,290
Ibiden Co. Ltd.	56,800	931,106
IBJ Leasing Co. Ltd.	25,400	652,585
Idemitsu Kosan Co. Ltd.	59,100	2,655,646
IHI Corp.	61,700	2,152,390
Iida Group Holdings Co. Ltd.	72,100	1,409,924
Inaba Denki Sangyo Co. Ltd.	23,200	977,202
Industrial & Infrastructure Fund Investment Corp.	792	853,271
Inpex Corp.	419,900	4,615,749
Internet Initiative Japan Inc.	20,600	400,995
Invincible Investment Corp.	2,887	1,272,766
Isetan Mitsukoshi Holdings Ltd.	149,300	1,796,562
Isuzu Motors Ltd.	230,500	3,106,211
Ito En Ltd.	27,000	1,202,385
ITOCHU Corp.	581,700	10,289,137
Itochu Techno-Solutions Corp.	47,600	903,184
Itoham Yonekyu Holdings Inc.	68,400	555,437
Iwatani Corp.	18,800	634,840
Iyo Bank Ltd. (The)	154,500	1,062,757
Izumi Co. Ltd.	18,600	1,119,921
J Front Retailing Co. Ltd.	110,300	1,611,046
Jaccs.Co. Ltd.	19,800	429,820

S C H E D U L E O F I N V E S T M E N T S	89

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Jafco Co. Ltd.	18,400	$671,467
Japan Airlines Co. Ltd.	47,000	1,731,115
Japan Airport Terminal Co. Ltd.	26,400	1,249,955
Japan Aviation Electronics Industry Ltd.	30,000	515,633
Japan Excellent Inc.	530	680,373
Japan Exchange Group Inc.	220,600	3,911,837
Japan Hotel REIT Investment Corp.	2,678	1,959,337
Japan Logistics Fund Inc.	491	947,436
Japan Post Bank Co. Ltd.	155,400	1,861,635
Japan Post Holdings Co. Ltd.	614,700	6,765,324
Japan Prime Realty Investment Corp.	365	1,312,422
Japan Real Estate Investment Corp.	480	2,508,487
Japan Rental Housing Investments Inc.	1,556	1,264,928
Japan Retail Fund Investment Corp.	1,078	1,963,589
Japan Securities Finance Co. Ltd.	146,900	817,569
Japan Steel Works Ltd. (The)	32,900	804,719
Japan Tobacco Inc.	452,200	12,829,973
JFE Holdings Inc.	212,000	4,290,566
JGC Corp.	94,900	1,833,739
JSR Corp.	80,100	1,532,018
JTEKT Corp.	93,500	1,346,453
Juroku Bank Ltd. (The)	26,500	718,488
JVC Kenwood Corp.	213,700	597,535
JXTG Holdings Inc.	1,362,900	9,977,636
Kadokawa Dwango(b)	34,818	369,828
Kagome Co. Ltd.	53,100	1,617,572
Kajima Corp.	375,000	2,917,858
Kakaku.com Inc.	66,200	1,390,945
Kaken Pharmaceutical Co. Ltd.	21,500	1,112,069
Kamigumi Co. Ltd.	57,900	1,208,276
Kanamoto Co. Ltd.	16,200	502,903
Kaneka Corp.	131,000	1,149,205
Kanematsu Corp.	62,200	890,715
Kansai Electric Power Co. Inc. (The)	294,200	4,173,572
Kansai Paint Co. Ltd.	83,000	1,902,609
Kao Corp.	208,600	15,163,286
Kawasaki Heavy Industries Ltd.	59,200	1,729,355
Kawasaki Kisen Kaisha Ltd.(a)(b)	35,000	633,777
KDDI Corp.	748,500	20,815,441
Keihan Holdings Co. Ltd.	46,200	1,677,711
Keihin Corp.	34,200	702,087
Keikyu Corp.	105,900	1,730,312
Keio Corp.	50,200	2,457,531
Keisei Electric Railway Co. Ltd.	68,100	2,260,063
Keiyo Bank Ltd. (The)	227,000	997,713
Kenedix Inc.(a)	145,500	830,574
Kenedix Office Investment Corp.	184	1,114,454
Kewpie Corp.	43,800	1,085,414
Keyence Corp.	41,400	21,787,332
Kikkoman Corp.	67,800	3,204,056
Kinden Corp.	71,600	1,147,493
Kintetsu Group Holdings Co. Ltd.	72,300	2,867,715
Kirin Holdings Co. Ltd.	340,900	8,700,655
Kisoji Co. Ltd.	30,600	738,894
Kissei Pharmaceutical Co. Ltd.	33,700	943,805
Kiyo Bank Ltd. (The)	47,300	796,503
Kobayashi Pharmaceutical Co. Ltd.	25,000	2,079,239
Kobe Steel Ltd.	134,000	1,313,186
Koito Manufacturing Co. Ltd.	47,300	3,029,668
Kokuyo Co. Ltd.	53,900	910,532

Security	Shares	Value

Japan (continued)
Komatsu Ltd.	389,000	$11,387,824
Komeri Co. Ltd.	15,800	375,592
Konami Holdings Corp.	39,900	1,871,315
Konica Minolta Inc.	211,800	1,893,977
Kose Corp.	13,900	2,656,075
K’s Holdings Corp.	70,700	793,907
Kubota Corp.	412,100	6,882,446
Kuraray Co. Ltd.	135,900	1,912,118
Kureha Corp.	13,100	899,937
Kurita Water Industries Ltd.	44,100	1,284,313
KYB Corp.	12,600	588,690
Kyocera Corp.	130,600	7,569,527
KYORIN Holdings Inc.	32,800	664,849
Kyowa Exeo Corp.	46,000	1,243,077
Kyowa Hakko Kirin Co. Ltd.	110,700	2,093,549
Kyudenko Corp.	25,400	1,014,275
Kyushu Electric Power Co. Inc.	173,500	2,036,618
Kyushu Financial Group Inc.	381,600	1,949,930
Kyushu Railway Co.	59,900	1,835,421
Lawson Inc.	19,800	1,186,868
Leopalace21 Corp.	122,600	672,471
LINE Corp.(a)(b)	33,000	1,438,628
Lintec Corp.	33,200	974,290
Lion Corp.	97,600	1,762,101
LIXIL Group Corp.	100,100	2,044,208
M3 Inc.	92,800	3,519,171
Mabuchi Motor Co. Ltd.	22,400	1,098,589
Maeda Corp.	80,000	938,360
Makino Milling Machine Co. Ltd.	83,000	665,839
Makita Corp.	92,800	4,153,368
Mandom Corp.	30,400	946,436
Marubeni Corp.	647,000	4,917,524
Maruha Nichiro Corp.	24,700	916,817
Marui Group Co. Ltd.	100,600	1,991,510
Maruichi Steel Tube Ltd.	25,300	869,024
Matsui Securities Co. Ltd.	80,000	794,711
Matsumotokiyoshi Holdings Co. Ltd.	37,300	1,612,757
Mazda Motor Corp.	221,200	2,746,721
McDonald’s Holdings Co. Japan Ltd.	33,000	1,574,236
MCUBS MidCity Investment Corp.	1,227	901,013
Mebuki Financial Group Inc.	480,950	1,710,006
Medipal Holdings Corp.	74,100	1,500,667
Megachips Corp.(a)	13,400	305,013
Megmilk Snow Brand Co. Ltd.	27,300	678,720
Meidensha Corp.	179,000	671,610
MEIJI Holdings Co. Ltd.	52,100	4,086,457
Meitec Corp.	18,600	920,529
MINEBEA MITSUMI Inc.	167,672	2,988,258
Miraca Holdings Inc.	25,100	726,496
Mirait Holdings Corp.	44,400	680,636
Misawa Homes Co. Ltd.	72,900	636,263
MISUMI Group Inc.	126,800	3,219,275
Mitsubishi Chemical Holdings Corp.	539,700	4,699,353
Mitsubishi Corp.	560,200	15,598,923
Mitsubishi Electric Corp.	887,400	11,982,357
Mitsubishi Estate Co. Ltd.	512,000	8,873,325
Mitsubishi Gas Chemical Co. Inc.	71,400	1,588,226
Mitsubishi Heavy Industries Ltd.	122,600	4,585,726
Mitsubishi Logistics Corp.	42,300	963,219
Mitsubishi Materials Corp.	45,300	1,282,839

90	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Motors Corp.	296,700	$2,252,948
Mitsubishi Tanabe Pharma Corp.	104,700	1,956,695
Mitsubishi UFJ Financial Group Inc.	4,912,000	30,251,320
Mitsubishi UFJ Lease & Finance Co. Ltd.	190,510	1,150,480
Mitsui & Co. Ltd.	840,100	14,022,931
Mitsui Chemicals Inc.	73,700	1,975,165
Mitsui E&S Holdings Co. Ltd.(b)	40,500	576,711
Mitsui Fudosan Co. Ltd.	371,600	8,850,148
Mitsui Mining & Smelting Co. Ltd.	28,000	1,104,342
Mitsui OSK Lines Ltd.	51,100	1,319,269
Miura Co. Ltd.	48,500	1,266,442
Mixi Inc.	24,800	650,684
Mizuho Financial Group Inc.	9,372,000	16,292,578
MonotaRO Co. Ltd.	30,500	1,528,542
Mori Hills REIT Investment Corp.	891	1,099,224
Mori Trust Sogo REIT Inc.	483	699,431
Morinaga & Co. Ltd./Japan	20,700	957,888
Morinaga Milk Industry Co. Ltd.	25,400	835,019
MOS Food Services Inc.	28,300	796,364
MS&AD Insurance Group Holdings Inc.	196,000	5,974,200
Murata Manufacturing Co. Ltd.	75,900	13,221,815
Musashi Seimitsu Industry Co. Ltd.	20,100	682,330
Musashino Bank Ltd. (The)	28,000	862,962
Nabtesco Corp.	52,200	1,611,140
Nachi-Fujikoshi Corp.	12,400	576,023
Nagase & Co. Ltd.	52,400	846,339
Nagoya Railroad Co. Ltd.	79,700	1,996,416
Nankai Electric Railway Co. Ltd.	58,000	1,590,674
Nanto Bank Ltd. (The)	17,200	448,054
NEC Corp.	108,400	3,001,965
NEC Networks & System Integration Corp.	23,000	552,090
NET One Systems Co. Ltd.	59,100	1,284,530
Nexon Co. Ltd.(b)	189,300	2,714,191
NGK Insulators Ltd.	111,800	1,953,554
NGK Spark Plug Co. Ltd.	74,200	2,127,765
NH Foods Ltd.	38,300	1,519,135
NHK Spring Co. Ltd.	99,200	988,101
Nichias Corp.	69,000	850,634
NichiiGakkan Co. Ltd.	43,700	492,669
Nichi-Iko Pharmaceutical Co. Ltd.	29,900	423,899
Nichirei Corp.	49,000	1,135,921
Nidec Corp.	93,600	13,529,105
Nifco Inc./Japan	40,800	1,228,301
Nihon Kohden Corp.	35,500	954,574
Nihon M&A Center Inc.	70,000	1,860,997
Nikkon Holdings Co. Ltd.	52,200	1,410,622
Nikon Corp.	133,300	2,241,117
Nintendo Co. Ltd.	47,900	15,729,891
Nippon Accommodations Fund Inc.	205	968,778
Nippon Building Fund Inc.	567	3,150,563
Nippon Electric Glass Co. Ltd.	39,800	1,281,749
Nippon Express Co. Ltd.	33,200	2,165,088
Nippon Flour Mills Co. Ltd.	51,900	874,891
Nippon Kayaku Co. Ltd.	82,500	936,729
Nippon Light Metal Holdings Co. Ltd.	396,500	892,603
Nippon Paint Holdings Co. Ltd.	65,900	2,861,122
Nippon Paper Industries Co. Ltd.	39,300	642,127
Nippon Prologis REIT Inc.	807	1,630,004
Nippon Sheet Glass Co. Ltd.	50,200	523,346
Nippon Shinyaku Co. Ltd.	22,400	1,270,681

Security	Shares	Value

Japan (continued)
Nippon Shokubai Co. Ltd.	12,100	$862,587
Nippon Soda Co. Ltd.	92,000	538,324
Nippon Steel & Sumitomo Metal Corp.	294,500	5,849,748
Nippon Suisan Kaisha Ltd.	146,800	719,968
Nippon Telegraph & Telephone Corp.	279,300	12,894,608
Nippon Yusen KK	63,700	1,222,899
Nipro Corp.(a)	65,900	801,232
Nishimatsu Construction Co. Ltd.	33,700	958,857
Nishimatsuya Chain Co. Ltd.	41,900	451,415
Nishi-Nippon Financial Holdings Inc.	93,500	1,112,578
Nishi-Nippon Railroad Co. Ltd.(a)	39,300	1,032,880
Nissan Chemical Corp.	59,300	2,646,092
Nissan Motor Co. Ltd.	890,800	8,399,494
Nissan Shatai Co. Ltd.	41,800	391,712
Nissha Co. Ltd.(a)	24,600	507,207
Nisshin OilliO Group Ltd. (The)	19,200	532,571
Nisshin Seifun Group Inc.	94,400	1,842,630
Nisshin Steel Co. Ltd.	28,300	396,665
Nisshinbo Holdings Inc.	68,000	744,756
Nissin Foods Holdings Co. Ltd.	26,800	1,845,882
Nissin Kogyo Co. Ltd.	35,000	596,882
Nitori Holdings Co. Ltd.	33,700	5,077,278
Nitto Boseki Co. Ltd.(a)	19,200	476,484
Nitto Denko Corp.	69,600	5,025,078
Nitto Kogyo Corp.	44,900	768,121
NOF Corp.	36,400	1,195,015
NOK Corp.	40,700	813,709
Nomura Holdings Inc.	1,535,700	7,250,469
Nomura Real Estate Holdings Inc.	54,100	1,176,822
Nomura Real Estate Master Fund Inc.	2,793	3,952,217
Nomura Research Institute Ltd.	51,740	2,477,456
Noritz Corp.	16,600	278,792
North Pacific Bank Ltd.	259,800	932,996
NSK Ltd.	159,900	1,735,559
NTN Corp.	204,100	891,593
NTT Data Corp.	412,600	4,692,155
NTT DOCOMO Inc.	548,100	14,067,280
NTT Urban Development Corp.	67,800	697,140
Obayashi Corp.	268,100	2,790,214
Obic Co. Ltd.	32,500	2,781,401
Odakyu Electric RailwayCo. Ltd.	130,100	2,747,511
Ogaki Kyoritsu Bank Ltd. (The)	25,300	660,639
Oiles Corp.	34,600	710,607
Oita Bank Ltd. (The)	18,800	661,712
Oji Holdings Corp.	378,000	2,235,448
Okasan Securities Group Inc.	108,000	513,275
Oki Electric Industry Co. Ltd.	77,900	949,915
Okinawa Electric Power Co. Inc. (The)	27,750	603,390
OKUMA Corp.	13,900	779,811
Okumura Corp.	30,400	996,677
Olympus Corp.	119,600	4,834,644
Omron Corp.	83,900	3,777,524
Ono Pharmaceutical Co. Ltd.	163,500	3,847,961
Open House Co. Ltd.	18,600	1,015,240
Oracle Corp. Japan	20,200	1,692,657
Orient Corp.(a)	563,500	785,296
Oriental Land Co. Ltd./Japan	84,500	9,156,557
ORIX Corp.	683,900	11,058,237
Orix JREIT Inc.	1,167	1,816,075
Osaka Gas Co. Ltd.	153,000	2,931,794

S C H E D U L E O F I N V E S T M E N T S	91

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
OSG Corp.	41,200	$924,184
Otsuka Corp.	46,100	1,795,569
Otsuka Holdings Co. Ltd.	164,700	7,577,318
Outsourcing Inc.	46,100	989,622
Pacific Metals Co. Ltd.(a)(b)	15,600	448,044
Panasonic Corp.	940,400	12,080,536
Paramount Bed Holdings Co. Ltd	12,100	510,742
Park24 Co. Ltd.	48,100	1,349,241
Penta-Ocean Construction Co. Ltd.	151,200	948,208
PeptiDream Inc.(a)(b)	43,300	1,680,708
Persol Holdings Co. Ltd.	78,400	1,704,713
Pigeon Corp.	56,300	2,700,831
Pilot Corp.	28,500	1,639,628
Pioneer Corp.(a)(b)	245,200	332,950
Pola Orbis Holdings Inc.	43,400	1,678,774
Premier Investment Corp.	745	750,724
Press Kogyo Co. Ltd.	109,000	685,510
Rakuten Inc.	370,600	2,605,192
Recruit Holdings Co. Ltd.	467,900	12,769,649
Relia Inc.	40,200	578,903
Relo Group Inc.	52,700	1,424,133
Renesas Electronics Corp.(b)	521,000	4,635,662
Rengo Co. Ltd.	86,400	788,051
Resona Holdings Inc.	870,300	4,943,932
Resorttrust Inc.	50,600	924,849
Ricoh Co. Ltd.	285,900	2,778,803
Ricoh Leasing Co. Ltd.	17,000	554,315
Rinnai Corp.	12,600	1,087,332
Rohm Co. Ltd.	42,400	3,598,356
Rohto Pharmaceutical Co. Ltd.	48,400	1,448,455
Royal Holdings Co. Ltd.	31,200	822,505
Ryohin Keikaku Co. Ltd.	10,500	3,362,739
Ryosan Co. Ltd.	20,400	768,144
Saizeriya Co. Ltd.	16,200	335,317
Sangetsu Corp.	52,000	997,356
San-in Godo Bank Ltd. (The)	118,200	1,105,551
Sankyo Co. Ltd.	24,500	963,016
Sankyo Tateyama Inc.	50,700	642,695
Sankyu Inc.	28,700	1,507,558
Sanrio Co. Ltd.(a)	35,400	665,687
Santen Pharmaceutical Co. Ltd.	166,500	2,774,008
Sanwa Holdings Corp.	105,100	1,190,520
Sapporo Holdings Ltd.	33,400	805,013
Sawai Pharmaceutical Co. Ltd.	18,800	885,081
SBI Holdings Inc./Japan	103,100	2,804,534
SCREEN Holdings Co. Ltd.	18,500	1,346,927
SCSK Corp.	19,800	933,929
Secom Co. Ltd.	86,600	6,599,053
Sega Sammy Holdings Inc.	78,300	1,245,078
Seibu Holdings Inc.	100,900	1,698,192
Seiko Epson Corp.	125,000	2,247,856
Seino Holdings Co. Ltd.	79,900	1,391,148
Sekisui Chemical Co. Ltd.	151,500	2,704,100
Sekisui House Ltd.	234,900	3,990,194
Sekisui House Reit Inc.	1,748	1,127,440
Senshu Ikeda Holdings Inc.	205,000	727,041
Seria Co. Ltd.(a)	24,800	1,138,753
Seven & i Holdings Co. Ltd.	305,700	12,439,374
Seven Bank Ltd.	267,100	806,502
Sharp Corp./Japan(a)	73,200	1,690,388

Security	Shares	Value

Japan (continued)
Shiga Bank Ltd. (The)(a)	167,000	$881,696
Shikoku Electric Power Co. Inc.	70,300	936,370
Shimachu Co. Ltd.	26,000	824,549
Shimadzu Corp.	110,800	3,147,615
Shimamura Co. Ltd.	8,700	812,953
Shimano Inc.	32,800	4,702,877
Shimizu Corp.	237,800	2,481,244
Shin-Etsu Chemical Co. Ltd.	152,400	15,343,470
Shinko Electric Industries Co. Ltd.	67,600	644,960
Shinmaywa Industries Ltd.	52,200	630,466
Shinsei Bank Ltd.	66,200	1,040,252
Shionogi & Co. Ltd.	119,600	6,491,778
Ship Healthcare Holdings Inc.	26,500	1,026,242
Shiseido Co. Ltd.	163,200	11,969,555
Shizuoka Bank Ltd. (The)	228,300	2,104,749
SHO-BOND Holdings Co. Ltd.(a)	17,100	1,193,059
Showa Corp.	39,400	660,304
Showa Denko KK	56,800	2,699,446
Showa Shell Sekiyu KK	98,600	1,613,679
SKY Perfect JSAT Holdings Inc.	104,600	498,051
SMC Corp./Japan	24,500	8,203,145
SoftBank Group Corp.	347,300	28,729,659
Sohgo Security Services Co. Ltd.	30,400	1,387,743
Sojitz Corp.	697,900	2,525,009
Sompo Holdings Inc.	141,500	5,731,294
Sony Corp.	532,200	27,708,251
Sony Financial Holdings Inc.	81,800	1,566,725
Sosei Group Corp.(a)(b)	56,600	705,857
Sotetsu Holdings Inc.	46,500	1,435,211
Square Enix Holdings Co. Ltd.	37,900	1,787,672
Stanley Electric Co. Ltd.	65,900	2,304,793
Start Today Co. Ltd.	89,300	3,577,903
Subaru Corp.	255,800	7,435,887
Sugi Holdings Co. Ltd.	20,100	1,075,567
SUMCO Corp.	105,800	2,252,291
Sumitomo Bakelite Co. Ltd.	109,000	1,095,453
Sumitomo Chemical Co. Ltd.	620,000	3,550,295
Sumitomo Corp.	467,900	7,670,149
Sumitomo Dainippon Pharma Co. Ltd.	73,800	1,426,026
Sumitomo Electric Industries Ltd.	463,100	7,090,883
Sumitomo Forestry Co. Ltd.	58,800	956,537
Sumitomo Heavy Industries Ltd.	50,700	1,752,805
Sumitomo Metal Mining Co. Ltd.	102,900	3,690,758
Sumitomo Mitsui Construction Co. Ltd.	159,580	1,248,813
Sumitomo Mitsui Financial Group Inc.	551,900	21,915,272
Sumitomo Mitsui Trust Holdings Inc.	170,200	6,744,749
Sumitomo Osaka Cement Co. Ltd.	185,000	879,221
Sumitomo Realty & Development Co. Ltd.	148,000	5,404,895
Sumitomo Rubber Industries Ltd.	69,600	1,147,772
Sumitomo Warehouse Co. Ltd. (The)	159,000	1,024,111
Sundrug Co. Ltd.	32,800	1,309,773
Suntory Beverage & Food Ltd.	53,900	2,289,570
Suruga Bank Ltd.	83,600	747,575
Suzuken Co. Ltd./Aichi Japan	35,000	1,527,381
Suzuki Motor Corp.	170,200	9,960,516
Sysmex Corp.	72,100	6,808,085
T&D Holdings Inc.	386,400	5,747,329
Tadano Ltd.	58,100	747,400
Taiheiyo Cement Corp.	56,400	1,771,002
Taikisha Ltd.	20,300	587,565

92	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Taisei Corp.	90,000	$4,992,853
Taisho Pharmaceutical Holdings Co. Ltd.	16,800	1,895,515
Taiyo Holdings Co. Ltd.	25,100	1,078,533
Taiyo Nippon Sanso Corp.	68,200	1,041,826
Taiyo Yuden Co. Ltd.	53,000	1,574,281
Takara Holdings Inc.	96,900	1,127,932
Takasago Thermal Engineering Co. Ltd.	47,200	924,688
Takashimaya Co. Ltd.	143,000	1,193,157
Takeda Pharmaceutical Co. Ltd.	298,700	12,474,741
Tamron Co. Ltd.	41,600	780,790
TDK Corp.	54,800	5,840,307
TechnoPro Holdings Inc.	20,000	1,266,750
Teijin Ltd.	73,800	1,371,306
Terumo Corp.	126,600	6,932,803
THK Co. Ltd.	54,500	1,472,776
TIS Inc.	33,700	1,613,650
Toagosei Co. Ltd.	73,100	853,508
Tobu Railway Co. Ltd.	85,000	2,498,213
Toda Corp.	128,000	1,117,170
Toho Bank Ltd. (The)	173,100	686,586
Toho Co. Ltd./Tokyo	49,100	1,460,631
Toho Gas Co. Ltd.	36,400	1,237,288
Toho Holdings Co. Ltd.(a)	32,400	795,383
Toho Zinc Co. Ltd.	11,900	439,579
Tohoku Electric Power Co. Inc.	180,600	2,289,364
Tokai Carbon Co. Ltd.(a)	85,700	1,570,222
Tokai Rika Co. Ltd.	37,800	780,718
Tokai Tokyo Financial Holdings Inc.	173,600	995,633
Tokio Marine Holdings Inc.	285,300	13,510,589
Tokuyama Corp.	28,900	908,773
Tokyo Century Corp.	20,700	1,128,015
Tokyo Dome Corp.	81,400	679,909
Tokyo Electric Power Co. Holdings Inc.(b)	622,400	2,969,105
Tokyo Electron Ltd.	67,700	11,584,719
Tokyo Gas Co. Ltd.	170,200	4,140,966
Tokyo Ohka Kogyo Co. Ltd.	18,900	682,960
Tokyo Seimitsu Co. Ltd.	30,700	1,038,052
Tokyo Tatemono Co. Ltd.	88,900	1,192,057
Tokyu Corp.	214,100	3,676,078
Tokyu Fudosan Holdings Corp.	223,700	1,514,781
Tokyu REIT Inc.	494	672,994
TOMONY Holdings Inc.	138,900	622,903
Tomy Co. Ltd.	47,100	388,783
Topcon Corp.	56,400	972,918
Toppan Forms Co. Ltd.	67,200	681,965
Toppan Printing Co. Ltd.	210,000	1,611,488
Toray Industries Inc.	546,800	4,229,713
Toshiba Corp.(b)	2,749,000	8,423,325
Toshiba Machine Co. Ltd.	107,000	520,949
Tosoh Corp.	115,100	1,871,378
TOTO Ltd.	62,000	2,885,653
Toyo Ink SC Holdings Co. Ltd.	46,000	1,255,405
Toyo Seikan Group Holdings Ltd.	77,900	1,428,004
Toyo Suisan Kaisha Ltd.	39,700	1,432,803
Toyo Tire & Rubber Co. Ltd.	49,200	773,118
Toyobo Co. Ltd.	33,800	570,077
Toyoda Gosei Co. Ltd.	28,700	723,012
Toyota Boshoku Corp.	29,200	538,664
Toyota Industries Corp.	63,600	3,573,736
Toyota Motor Corp.	948,200	61,877,801

Security	Shares	Value

Japan (continued)
Toyota Tsusho Corp.	87,900	$2,987,846
Trend Micro Inc./Japan	52,000	3,061,283
TS Tech Co. Ltd.	25,400	1,042,639
TSI Holdings Co. Ltd.	70,400	501,240
Tsubakimoto Chain Co.	82,000	750,849
Tsumura & Co.	33,700	1,091,321
Tsuruha Holdings Inc.	16,400	2,013,007
UACJ Corp.(a)	17,700	383,126
Ube Industries Ltd.	43,200	1,155,833
Ulvac Inc.	21,100	824,661
Unicharm Corp.	175,000	5,310,657
Unipres Corp.	28,800	582,483
United Arrows Ltd.	14,200	551,179
United Urban Investment Corp.	1,264	1,957,992
Universal Entertainment Corp.(a)(b)	14,500	472,798
Ushio Inc.	71,900	932,632
USS Co. Ltd.	101,600	1,920,543
V Technology Co. Ltd.	2,600	458,263
Valor Holdings Co. Ltd.	24,400	522,701
Wacom Co. Ltd.	96,300	487,780
WATAMI Co. Ltd.(a)	47,700	573,559
Welcia Holdings Co. Ltd.(a)	28,700	1,453,716
West Japan Railway Co.	66,400	4,626,764
Xebio Holdings Co. Ltd.	28,400	422,423
Yahoo Japan Corp.(a)	605,300	2,298,128
Yakult Honsha Co. Ltd.	48,000	3,447,561
Yamada Denki Co. Ltd.(a)	249,700	1,235,785
Yamagata Bank Ltd. (The)(a)	27,000	609,514
Yamaguchi Financial Group Inc.	104,000	1,176,202
Yamaha Corp.	62,800	2,928,497
Yamaha Motor Co. Ltd.	117,400	3,084,451
Yamanashi Chuo Bank Ltd. (The)	146,000	551,706
Yamato Holdings Co. Ltd.	133,800	3,864,351
Yamato Kogyo Co. Ltd.	21,500	668,394
Yamazaki Baking Co. Ltd.	54,600	1,353,538
Yaskawa Electric Corp.	104,500	3,426,076
Yokogawa Electric Corp.	107,100	1,895,347
Yokohama Rubber Co. Ltd. (The)	63,500	1,352,367
Yoshinoya Holdings Co. Ltd.(a)	48,800	823,941
Zenkoku Hosho Co. Ltd.	23,400	1,028,480
Zenrin Co. Ltd.	25,700	700,241
Zensho Holdings Co. Ltd.	43,100	958,334
Zeon Corp.	78,900	887,396
Zojirushi Corp.(a)	31,100	399,516

		1,794,127,943
Malaysia — 0.6%
Alliance Bank Malaysia Bhd	666,600	657,581
AMMB Holdings Bhd	859,000	849,491
Astro Malaysia Holdings Bhd	902,100	406,111
Axiata Group Bhd(a)	1,159,100	1,251,771
Berjaya Corp. Bhd(b)	5,815,696	429,203
British American Tobacco Malaysia Bhd	73,500	619,823
Bursa Malaysia Bhd	521,700	1,003,615
Carlsberg Brewery Malaysia Bhd	137,200	646,004
CIMB Group Holdings Bhd	1,939,400	2,786,248
Dialog Group Bhd	2,269,278	1,853,383
DiGi.Com Bhd(a)	1,326,300	1,484,543
Ekovest Bhd	1,669,300	310,042
Gamuda Bhd	945,100	899,763
Genting Bhd	976,300	2,101,507

S C H E D U L E O F I N V E S T M E N T S	93

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Genting Malaysia Bhd	1,419,600	$1,767,079
Genting Plantations Bhd	224,600	516,608
Hartalega Holdings Bhd	694,000	1,049,963
Hong Leong Bank Bhd	332,100	1,557,153
Hong Leong Financial Group Bhd	135,000	600,443
IHH Healthcare Bhd	1,347,600	1,959,241
IJM Corp. Bhd	1,456,300	702,177
IOI Corp. Bhd	985,400	1,119,938
IOI Properties Group Bhd	1,323,641	618,676
KPJ Healthcare Bhd	2,692,100	695,376
Kuala Lumpur Kepong Bhd	176,100	1,072,629
Lafarge Malaysia Bhd(a)(b)	381,300	297,348
Malayan Banking Bhd	1,618,600	3,906,142
Malaysia Airports Holdings Bhd	366,500	833,979
Maxis Bhd(a)	971,500	1,383,760
MISC Bhd	540,300	887,873
My EG Services Bhd	1,432,300	436,913
Nestle Malaysia Bhd	30,400	1,103,823
Pavilion REIT	993,400	400,781
PESTECH International Bhd(a)(b)	1,321,300	494,065
Petronas Chemicals Group Bhd	1,069,100	2,348,601
Petronas Dagangan Bhd	114,300	758,626
Petronas Gas Bhd	353,700	1,630,588
PPB Group Bhd	334,180	1,356,450
Press Metal Aluminium Holdings Bhd	1,054,700	1,240,213
Public Bank Bhd	1,209,460	7,158,575
RHB Bank Bhd	474,598	635,132
RHB Bank Bhd, New(b)(d)	87,100	—
Sapura Energy Bhd(b)	1,918,800	285,578
Sime Darby Plantation Bhd	1,139,000	1,471,033
Sime Darby Property Bhd	1,417,800	467,368
Sunway REIT	1,464,300	623,183
Telekom Malaysia Bhd	546,700	533,924
Tenaga Nasional Bhd	1,348,100	5,200,051
Top Glove Corp. Bhd	403,700	1,007,016
UEM Edgenta Bhd	382,000	201,102
UMW Holdings Bhd	269,500	397,786
Velesto Energy Bhd(b)	5,133,476	372,540
WCT Holdings Bhd(a)	1,144,602	280,167
YTL Corp. Bhd	2,088,330	693,541

		63,364,526
Mexico — 0.8%
Alfa SAB de CV, Class A	1,278,400	1,737,511
Alsea SAB de CV	258,100	889,289
America Movil SAB de CV, Series L, NVS	13,540,100	11,588,799
Arca Continental SAB de CV	236,900	1,570,784
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand, Class B	780,200	1,313,783
Bolsa Mexicana de Valores SAB de CV	363,300	691,787
Cemex SAB de CV, CPO(b)	6,370,312	4,742,142
Coca-Cola Femsa SAB de CV, Series L, NVS	306,000	1,913,832
Controladora Vuela Cia. de Aviacion SAB de CV Class A(a)(b)	508,700	372,958
Corp Inmobiliaria Vesta SAB de CV	437,800	692,869
El Puerto de Liverpool SAB de CV, Series C1, NVS(a)	77,160	571,949
Fibra Uno Administracion SA de CV	1,594,300	2,293,318
Fomento Economico Mexicano SAB de CV	958,400	9,391,385
Genomma Lab Internacional SAB de CV, Class B(b)	436,300	347,702
Gentera SAB de CV	526,800	568,613
Gruma SAB de CV, Series B	103,590	1,339,303

Security	Shares	Value

Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Series B	178,100	$1,681,064
Grupo Aeroportuario del Sureste SAB de CV, Class B	104,280	1,853,165
Grupo Bimbo SAB de CV, Series A	685,100	1,456,191
Grupo Carso SAB de CV, Series A1	244,900	1,017,321
Grupo Comercial Chedraui SA de CV	220,800	541,971
Grupo Financiero Banorte SAB de CV, Class O	1,095,400	7,629,465
Grupo Financiero Inbursa SAB de CV, Class O	967,300	1,591,517
Grupo Herdez SAB de CV	230,600	500,402
Grupo Mexico SAB de CV, Class B	1,636,400	5,139,238
Grupo Televisa SAB, CPO	1,164,700	4,630,961
Industrias CH SAB de CV, Series B(b)	83,800	396,702
Industrias Penoles SAB de CV	68,115	1,153,600
Infraestructura Energetica Nova SAB de CV	258,700	1,262,513
Kimberly-Clark de Mexico SAB de CV, Class A	744,400	1,368,397
Macquarie Mexico Real Estate Management SA de CV	499,100	540,854
Mexichem SAB de CV	470,678	1,645,948
Promotora y Operadora de Infraestructura SAB de CV	115,030	1,190,125
Telesites SAB de CV(b)	714,155	527,416
Wal-Mart de Mexico SAB de CV	2,108,800	6,151,561

		80,304,435
Netherlands — 2.5%
Aalberts Industries NV	47,831	2,171,430
ABN AMRO Group NV, CVA(c)	165,264	4,582,803
Aegon NV	733,863	4,844,541
AerCap Holdings NV(b)	56,185	3,153,664
Akzo Nobel NV	104,971	9,715,170
AMG Advanced Metallurgical Group NV	16,683	987,710
Arcadis NV(a)	42,380	775,537
ArcelorMittal	272,203	8,763,287
ASM International NV	28,764	1,663,920
ASML Holding NV	173,964	37,350,811
ASR Nederland NV	60,863	2,727,449
BE Semiconductor Industries NV	45,870	998,266
BinckBank NV	152,723	925,633
Boskalis Westminster(a)	40,008	1,228,331
Brunel International NV	28,634	469,045
Corbion NV	33,102	1,134,819
COSMO Pharmaceuticals NV(a)(b)	5,624	728,280
Eurocommercial Properties NV	26,885	1,138,736
Euronext NV(c)	26,629	1,656,009
EXOR NV	47,624	3,136,061
Flow Traders(c)	15,476	459,936
Gemalto NV(b)	32,605	1,902,897
Heineken Holding NV	47,419	4,585,639
Heineken NV	93,661	9,483,754
IMCD NV	25,711	1,869,669
ING Groep NV	1,579,861	24,219,271
Intertrust NV(c)	30,939	539,383
InterXion Holding NV(b)	34,873	2,262,560
Koninklijke Ahold Delhaize NV	523,654	13,329,323
Koninklijke BAM Groep NV(a)	152,001	624,961
Koninklijke DSM NV	74,539	7,948,720
Koninklijke KPN NV	1,334,118	3,863,439
Koninklijke Philips NV	382,795	16,813,770
Koninklijke Vopak NV(a)	31,415	1,480,577
NN Group NV	130,263	5,764,308
NSI NV	29,193	1,139,145

94	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
NXP Semiconductors NV(b)	147,147	$14,028,995
OCI NV(b)	36,521	1,105,034
PostNL NV	209,942	830,027
Randstad NV	50,821	3,226,470
RELX NV	422,643	9,195,481
Rhi Magnesita NV(a)	11,362	717,882
Rhi Magnesita NV(a)	2,394	152,997
SBM Offshore NV	75,901	1,179,814
Signify NV(c)	47,848	1,327,954
Takeaway.com NV(b)(c)	10,475	699,833
TKH Group NV	25,813	1,617,344
TomTom NV(b)	94,584	969,452
Unilever NV, CVA	652,569	37,596,643
Vastned Retail NV	26,788	1,217,688
Wereldhave NV	20,206	751,344
Wessanen(a)	61,636	918,052
Wolters Kluwer NV	118,322	7,138,106

		267,111,970
New Zealand — 0.2%
a2 Milk Co. Ltd.(a)(b)	331,285	2,359,136
Air New Zealand Ltd.	323,349	714,341
Auckland International Airport Ltd.	435,361	1,978,429
Chorus Ltd.	218,477	641,066
Contact Energy Ltd.	309,611	1,218,327
Fisher & Paykel Healthcare Corp. Ltd.	252,778	2,546,951
Fletcher Building Ltd.	368,367	1,763,014
Freightways Ltd.	114,399	619,169
Infratil Ltd.	301,446	710,077
Kiwi Property Group Ltd.	569,797	525,629
Mercury NZ Ltd.	348,548	797,299
Meridian Energy Ltd.	598,054	1,278,467
Precinct Properties New Zealand Ltd.(a)	574,066	539,337
Ryman Healthcare Ltd.	225,451	1,867,938
SKY Network Television Ltd.	205,429	379,010
SKYCITY Entertainment Group Ltd.	289,795	781,278
Spark New Zealand Ltd.	791,289	2,084,806
Trade Me Group Ltd.	178,733	590,155
Z Energy Ltd.(a)	197,010	963,013

		22,357,442
Norway — 0.6%
Aker ASA, Class A	18,130	1,417,501
Aker BP ASA	60,375	2,160,882
Aker Solutions ASA(b)	111,329	762,481
Atea ASA	68,876	985,718
Austevoll Seafood ASA	66,047	963,065
Bakkafrost P/F	22,676	1,395,802
Borr Drilling Ltd.(a)(b)	249,670	1,182,878
Borregaard ASA	80,318	763,027
DNB ASA	404,253	8,164,647
DNO ASA(b)	416,760	883,671
Equinor ASA	490,501	13,040,212
Gjensidige Forsikring ASA	91,728	1,473,764
Golden Ocean Group Ltd.(a)	65,999	609,174
Leroy Seafood Group ASA	161,946	1,275,325
Marine Harvest ASA	175,538	3,842,648
Norsk Hydro ASA	624,472	3,564,119
Norwegian Air Shuttle ASA(a)(b)	16,717	489,365
Norwegian Finans Holding ASA(b)	76,268	931,433
Norwegian Property ASA	480,137	677,718

Security	Shares	Value

Norway (continued)
Orkla ASA	342,578	$2,901,315
Otello Corp. ASA(b)	111,809	266,235
Salmar ASA	25,554	1,305,411
Schibsted ASA, Class B	44,256	1,439,476
SpareBank 1 SMN	114,155	1,195,172
Storebrand ASA	235,205	2,005,823
Subsea 7 SA	110,592	1,605,133
Telenor ASA	320,119	6,266,982
TGS NOPEC Geophysical Co. ASA	50,565	1,930,175
Yara International ASA	76,748	3,390,277

		66,889,429
Pakistan — 0.0%
Engro Corp. Ltd./Pakistan	182,000	496,948
Habib Bank Ltd.	371,600	532,812
Hub Power Co. Ltd. (The)	507,000	392,500
Lucky Cement Ltd.	88,400	393,271
MCB Bank Ltd.	314,200	525,527
Oil & Gas Development Co. Ltd.	264,300	322,815
Pakistan State Oil Co. Ltd.	107,576	283,276
United Bank Ltd./Pakistan	418,300	592,409

		3,539,558
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR, NVS	83,570	1,148,252
Credicorp Ltd.	29,313	6,705,935
Southern Copper Corp.	45,117	2,226,975

		10,081,162
Philippines — 0.2%
Aboitiz Equity Ventures Inc.	1,001,360	1,081,405
Aboitiz Power Corp.	699,900	490,279
Ayala Corp.	114,975	2,162,885
Ayala Land Inc.	3,126,600	2,405,077
Bank of the Philippine Islands	421,435	777,716
BDO Unibank Inc.	1,041,700	2,589,293
Bloomberry Resorts Corp.	2,057,500	406,037
DMCI Holdings Inc.	2,545,600	565,636
DoubleDragon Properties Corp.(b)	781,000	381,639
Globe Telecom Inc.	15,455	534,035
GT Capital Holdings Inc.	47,366	865,173
International Container Terminal Services Inc.	334,140	559,994
JG Summit Holdings Inc.	1,307,402	1,378,674
Jollibee Foods Corp.	229,670	1,167,704
Manila Water Co. Inc.	1,088,000	542,924
Metro Pacific Investments Corp.	7,320,100	649,236
Metropolitan Bank & Trust Co.	443,924	616,085
PLDT Inc.	36,380	915,922
SM Investments Corp.	112,360	2,010,018
SM Prime Holdings Inc.	4,258,700	3,027,322
Universal Robina Corp.	364,630	878,875

		24,005,929
Poland — 0.3%
Alior Bank SA(b)	40,510	804,849
Asseco Poland SA	47,937	604,612
Bank Handlowy w Warszawie SA	17,461	358,135
Bank Millennium SA(b)	313,094	786,877
Bank Polska Kasa Opieki SA	63,065	1,929,039
Bank Zachodni WBK SA	14,437	1,448,181
CCC SA	17,577	1,081,543
CD Projekt SA(b)	33,611	1,815,370
Cyfrowy Polsat SA(b)	101,144	657,209

S C H E D U L E O F I N V E S T M E N T S	95

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
Enea SA(b)	132,138	$346,186
Eurocash SA	48,081	243,255
Grupa Azoty SA	20,431	232,769
Grupa Lotos SA	51,407	916,614
Jastrzebska Spolka Weglowa SA(b)	24,322	524,799
KGHM Polska Miedz SA	59,548	1,571,488
LPP SA	600	1,472,659
mBank SA	7,946	929,187
Netia SA	283,975	384,416
Orange Polska SA(b)	286,937	390,780
PGE Polska Grupa Energetyczna SA(b)	338,708	910,533
Polski Koncern Naftowy ORLEN SA	123,688	3,133,594
Polskie Gornictwo Naftowe i Gazownictwo SA(b)	804,868	1,215,011
Powszechna Kasa Oszczednosci Bank Polski SA(b)	373,191	4,255,826
Powszechny Zaklad Ubezpieczen SA	260,660	2,993,921
Tauron Polska Energia SA(b)	485,564	298,776

		29,305,629
Portugal — 0.1%
Banco Comercial Portugues SA, Class R(b)	4,471,673	1,404,291
CTT-Correios de Portugal SA	150,181	528,212
EDP - Energias de Portugal SA	1,128,857	4,608,340
Galp Energia SGPS SA	227,520	4,682,632
Jeronimo Martins SGPS SA	122,214	1,820,346
NOS SGPS SA	191,322	1,115,253
Sonae SGPS SA	753,102	856,935

		15,016,009
Qatar — 0.2%
Barwa Real Estate Co.	64,144	637,620
Commercial Bank PQSC (The)	112,118	1,252,664
Doha Bank QPSC	14,844	103,696
Ezdan Holding Group QSC(b)	396,667	983,045
Industries Qatar QSC	70,899	2,417,177
Masraf Al Rayan QSC	174,857	1,855,469
Ooredoo QPSC	39,281	756,200
Qatar Electricity & Water Co. QSC	25,338	1,318,332
Qatar Gas Transport Co. Ltd.	147,809	679,596
Qatar Insurance Co. SAQ	79,322	788,495
Qatar Islamic Bank SAQ	50,107	1,824,942
Qatar National Bank QPSC	187,122	8,967,303
Vodafone Qatar QSC(b)	267,688	670,732

		22,255,271
Russia — 0.6%
Gazprom PJSC, ADR, NVS	2,600,055	11,656,047
LSR Group PJSC, GDR, NVS(e)	467,109	1,151,424
Lukoil PJSC, ADR, NVS	172,393	12,326,099
Magnit PJSC, GDR, NVS(e)	203,953	3,348,908
Mechel PJSC, ADR, NVS(b)	202,010	569,668
Mobile TeleSystems PJSC, ADR, NVS	498,131	4,368,609
Novatek PJSC, GDR, NVS(e)	49,772	7,918,725
PhosAgro PJSC, GDR, NVS(e)	175,603	2,312,692
Sberbank of Russia PJSC, ADR	968,038	13,639,655
Sistema PJSFC, GDR(e)	559,273	1,580,506
TMK PJSC, GDR, NVS(e)	176,149	817,331

		59,689,664
Singapore — 0.9%
Ascendas REIT	778,495	1,572,659
Ascott Residence Trust(a)	764,372	612,037
Cache Logistics Trust	2,179,462	1,240,787
CapitaLand Commercial Trust	1,020,557	1,311,963

Security	Shares	Value

Singapore (continued)
CapitaLand Ltd.	961,500	$2,281,382
CapitaLand Mall Trust	755,800	1,199,242
CapitaLand Retail China Trust(a)	724,540	824,974
CDL Hospitality Trusts	1,027,300	1,222,527
City Developments Ltd.	169,000	1,242,702
ComfortDelGro Corp. Ltd.	1,037,000	1,790,164
DBS Group Holdings Ltd.	751,500	14,767,226
ESR-REIT	3,304,773	1,262,383
First REIT(a)	1,072,500	1,016,326
First Resources Ltd.	509,900	603,055
Frasers Centrepoint Trust(a)	387,800	646,666
Frasers Commercial Trust(a)	960,900	1,002,335
Genting Singapore Ltd.	2,620,200	2,463,716
Golden Agri-Resources Ltd.	2,854,500	587,130
Hutchison Port Holdings Trust(a)	2,638,700	672,868
Jardine Cycle & Carriage Ltd.	73,622	1,818,241
Kenon Holdings Ltd./Singapore	25,190	401,119
Keppel Corp. Ltd.	615,300	3,105,202
Keppel Infrastructure Trust(a)	2,758,800	1,053,828
Keppel REIT	701,760	603,143
Lippo Malls Indonesia Retail Trust	2,705,700	626,089
M1 Ltd./Singapore(a)	322,400	388,405
Mapletree Commercial Trust	673,836	801,891
Mapletree Industrial Trust	654,200	961,140
Mapletree Logistics Trust(a)	900,190	833,203
NetLink NBN Trust(a)	2,592,700	1,466,524
OUE Hospitality Trust(a)	1,234,266	738,946
Oversea-Chinese Banking Corp. Ltd.	1,276,650	10,850,540
Parkway Life REIT(a)	450,000	912,363
Sabana Shari’ah Compliant Industrial REIT(a)	2,496,388	816,053
SATS Ltd.	320,100	1,220,392
Sembcorp Industries Ltd.	350,600	690,228
Sembcorp Marine Ltd.(a)	465,900	626,311
Singapore Airlines Ltd.	362,300	2,624,167
Singapore Exchange Ltd.	309,400	1,690,984
Singapore Post Ltd.(a)	666,300	655,875
Singapore Technologies Engineering Ltd.	605,900	1,522,205
Singapore Telecommunications Ltd.	3,114,700	7,344,588
Starhill Global REIT	1,356,900	697,737
StarHub Ltd.(a)	304,100	384,230
Suntec REIT	1,047,900	1,416,393
United Engineers Ltd.	290,600	572,106
United Overseas Bank Ltd.	545,100	10,819,512
UOL Group Ltd.	244,900	1,289,894
Venture Corp. Ltd.	126,100	1,545,102
Wilmar International Ltd.	702,300	1,614,779
Wing Tai Holdings Ltd.(a)	421,100	640,327
Yangzijiang Shipbuilding Holdings Ltd.	1,345,400	933,962

		97,985,621
South Africa — 1.6%
Absa Group Ltd.	298,305	3,914,545
Adcock Ingram Holdings Ltd.	79,346	389,196
AECI Ltd.	75,670	611,484
African Rainbow Minerals Ltd.	81,518	706,474
Anglo American Platinum Ltd.	27,241	841,224
AngloGold Ashanti Ltd.	174,706	1,533,291
Aspen Pharmacare Holdings Ltd.	161,145	3,137,091
AVI Ltd.	149,789	1,252,173
Barloworld Ltd.	92,728	897,636
Bid Corp. Ltd.	143,853	2,894,027

96	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Bidvest Group Ltd. (The)	135,622	$1,939,269
Brait SE(b)	177,472	582,597
Capitec Bank Holdings Ltd.	18,148	1,318,322
Clicks Group Ltd.	117,194	1,729,090
Coronation Fund Managers Ltd.	115,246	523,584
Discovery Ltd.	160,650	2,084,970
Emira Property Fund Ltd.	561,161	670,030
Exxaro Resources Ltd.	116,677	1,153,520
FirstRand Ltd.	1,395,662	7,380,667
Fortress REIT Ltd., Series B	529,859	590,991
Foschini Group Ltd. (The)	102,798	1,351,413
Gold Fields Ltd.	369,151	1,353,871
Growthpoint Properties Ltd.	1,256,511	2,508,466
Harmony Gold Mining Co. Ltd.	237,467	394,849
Hyprop Investments Ltd.	102,349	802,383
Impala Platinum Holdings Ltd.(b)	356,713	530,763
Imperial Holdings Ltd.	73,358	1,195,065
Investec Ltd.	133,656	970,680
JSE Ltd.	65,048	825,841
Kumba Iron Ore Ltd.	29,724	659,686
Liberty Holdings Ltd.	63,386	558,915
Life Healthcare Group Holdings Ltd.	579,054	1,060,964
Massmart Holdings Ltd.	49,524	445,191
Metair Investments Ltd.	357,875	423,480
MMI Holdings Ltd./South Africa	393,299	510,437
Mondi Ltd.	61,282	1,689,299
Mr. Price Group Ltd.	112,703	2,023,169
MTN Group Ltd.	701,389	6,131,046
Murray & Roberts Holdings Ltd.	317,758	438,354
Nampak Ltd.(b)	365,970	419,928
Naspers Ltd., Class N	185,836	45,995,252
Nedbank Group Ltd.	93,037	1,938,053
NEPI Rockcastle PLC	164,993	1,536,723
Netcare Ltd.	493,148	1,018,015
Northam Platinum Ltd.(b)	184,072	495,496
Old Mutual Ltd.(b)	123,195	283,658
Old Mutual Ltd.(b)	1,976,996	4,525,354
Omnia Holdings Ltd.	42,516	420,170
Pick n Pay Stores Ltd.	190,162	1,081,414
Pioneer Foods Group Ltd.	60,856	538,929
PPC Ltd.(b)	910,799	443,622
PSG Group Ltd.	68,739	1,222,726
Rand Merchant Investment Holdings Ltd.	338,215	1,030,492
Redefine Properties Ltd.	2,406,566	1,952,995
Reinet Investments SCA(b)	62,161	1,205,089
Remgro Ltd.	208,491	3,456,665
Resilient REIT Ltd.	131,321	518,316
Reunert Ltd.	121,044	754,056
RMB Holdings Ltd.	374,872	2,357,912
Sanlam Ltd.	756,835	4,410,862
Sappi Ltd.	223,543	1,601,642
Sasol Ltd.	233,580	9,240,665
Shoprite Holdings Ltd.	178,908	2,973,161
Sibanye Gold Ltd.(b)	868,813	530,623
SPAR Group Ltd. (The)	82,383	1,204,919
Standard Bank Group Ltd.	549,425	8,550,456
Steinhoff International Holdings NV, Class H(b)	2,194,444	417,152
Sun International Ltd./South Africa(b)	139,039	626,478
Super Group Ltd./South Africa(b)	229,135	608,753
Telkom SA SOC Ltd.	132,757	510,707

Security	Shares	Value

South Africa (continued)
Tiger Brands Ltd.	66,539	$1,777,929
Tongaat Hulett Ltd.	49,622	320,036
Truworths International Ltd.	194,131	1,213,212
Vodacom Group Ltd.	249,210	2,668,324
Wilson Bayly Holmes-Ovcon Ltd.	46,364	491,859
Woolworths Holdings Ltd./South Africa	415,976	1,624,684

		167,990,380
South Korea — 3.4%
Amicogen Inc.(b)	12,868	431,368
Amorepacific Corp.	14,879	3,557,978
AMOREPACIFIC Group	13,421	1,149,360
Asiana Airlines Inc.(b)	102,296	390,017
BGF retail Co. Ltd.	4,207	635,572
BH Co. Ltd.(b)	17,153	378,741
Binggrae Co. Ltd.	10,310	554,831
BNK Financial Group Inc.	118,216	947,926
Celltrion Healthcare Co. Ltd.(a)(b)	15,266	1,245,953
Celltrion Inc.(a)(b)	35,176	8,537,330
Cheil Worldwide Inc.	38,086	687,737
CJ CGV Co. Ltd.	12,211	656,042
CJ CheilJedang Corp.	3,498	1,056,920
CJ Corp.	6,275	788,126
CJ ENM Co. Ltd.	6,241	1,293,781
CJ Logistics Corp.(b)	3,959	534,402
Com2uSCorp.	6,176	838,631
Cosmax Inc.	5,051	614,076
Coway Co. Ltd.	22,649	1,899,143
Daelim Industrial Co. Ltd.	12,886	903,109
Daesang Corp.	18,380	404,191
Daewoo Engineering & Construction Co. Ltd.(b)	88,364	448,673
DB Insurance Co. Ltd.	22,608	1,303,550
DGB Financial Group Inc.	72,129	602,875
Dong-A Socio Holdings Co. Ltd.	4,217	363,778
Dong-A ST Co. Ltd.	5,250	449,135
Dongkuk Steel Mill Co. Ltd.	49,681	339,748
Dongwon Industries Co. Ltd.	1,140	324,069
Doosan Heavy Industries & Construction Co. Ltd.(b)	33,839	455,260
Doosan Infracore Co. Ltd.(b)	68,311	613,709
Ecopro Co. Ltd.(a)(b)	14,416	492,282
E-MART Inc.	10,175	1,987,429
Eo Technics Co Ltd.	7,474	427,601
Fila Korea Ltd.	43,590	1,235,242
Gamevil Inc.(b)	4,265	198,257
GemVax & Kael Co. Ltd.(b)	44,428	536,162
Genexine Co. Ltd.(b)	11,129	793,898
Grand Korea Leisure Co. Ltd.	22,147	488,020
Green Cross Corp./South Korea	5,207	828,540
Green Cross Holdings Corp.	20,272	540,031
GS Engineering & Construction Corp.(a)	24,418	988,813
GS Holdings Corp.	21,832	1,049,981
GS Retail Co. Ltd.	14,644	435,268
Halla Holdings Corp.	9,083	375,532
Hana Financial Group Inc.	124,229	4,986,262
Hana Tour Service Inc.	7,594	528,827
Handsome Co. Ltd.	20,380	687,744
Hanjin Kal Corp.	30,200	496,742
Hankook Tire Co. Ltd.	30,043	1,192,428
Hanmi Pharm Co. Ltd.	2,948	1,118,693
Hanmi Science Co. Ltd.	7,716	478,004
Hanon Systems	90,127	862,074

S C H E D U L E O F I N V E S T M E N T S	97

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hanssem Co. Ltd.	5,994	$516,535
Hanwha Aerospace Co. Ltd.(b)	19,935	401,854
Hanwha Chemical Corp.	47,156	891,565
Hanwha Corp.	24,056	691,369
Hanwha Life Insurance Co. Ltd.	129,038	596,367
HDC Holdings Co. Ltd.	7,840	186,425
HDC Hyundai Development Co-Engineering & Construction(b)	25,520	1,311,760
HLB Inc.(b)	16,129	981,884
Hotel Shilla Co. Ltd.	15,008	1,338,934
Huchems Fine Chemical Corp.	18,890	535,300
Hyosung Advanced Materials Corp.(b)	1,834	278,711
Hyosung Chemical Corp.(b)	2,241	337,557
Hyosung Corp.	6,108	242,977
Hyosung Heavy Industries Corp.(b)	6,106	288,748
Hyosung TNC Co. Ltd.(b)	1,976	393,027
Hyundai Construction Equipment Co. Ltd.(b)	4,032	479,378
Hyundai Department Store Co. Ltd.	7,891	694,117
Hyundai Electric & Energy System Co. Ltd.(b)	4,160	238,001
Hyundai Elevator Co. Ltd	11,146	906,705
Hyundai Engineering & Construction Co. Ltd.	33,967	1,776,310
Hyundai Glovis Co. Ltd.	8,134	996,163
Hyundai Greenfood Co. Ltd.	42,820	518,671
Hyundai Heavy Industries Co. Ltd.(b)	16,378	1,559,252
Hyundai Heavy Industries Holdings Co. Ltd.(b)	4,169	1,250,346
Hyundai Home Shopping Network Corp.	5,350	526,081
Hyundai Livart Furniture Co. Ltd.	19,837	396,332
Hyundai Marine & Fire Insurance Co. Ltd.	28,568	935,965
Hyundai Merchant Marine Co. Ltd.(a)(b)	132,049	564,837
Hyundai Mipo Dockyard Co. Ltd.(b)	6,156	514,536
Hyundai Mobis Co. Ltd.	28,925	5,895,410
Hyundai Motor Co.	64,101	7,420,623
Hyundai Steel Co.	33,278	1,597,487
Hyundai Wia Corp.	8,595	361,887
iMarketKorea Inc.	47,180	296,918
Industrial Bank of Korea	102,864	1,439,075
Interflex Co. Ltd.(b)	13,331	218,082
iNtRON Biotechnology Inc.(b)	20,048	612,023
It’s Hanbul Co. Ltd.(a)	6,682	298,066
JB Financial Group Co. Ltd.	79,793	424,412
JW Pharmaceutical Corp.	15,670	502,886
Kakao Corp.	21,568	2,169,043
Kangwon Land Inc.	49,440	1,149,099
KB Financial Group Inc.	164,057	7,860,774
KCC Corp.	4,559	1,381,577
KEPCO Plant Service & Engineering Co. Ltd.	12,776	393,450
Kia Motors Corp.	101,917	2,888,096
KIWOOM Securities Co. Ltd.(a)	8,217	682,393
Kolon Industries Inc.	9,254	506,275
Kolon Life Science Inc.(b)	6,166	396,313
Komipharm International Co. Ltd.(b)	31,830	672,936
Korea Aerospace Industries Ltd.(b)	33,496	1,052,505
Korea Electric Power Corp.	106,171	3,160,501
Korea Gas Corp.(b)	13,637	710,711
Korea Investment Holdings Co. Ltd.	20,691	1,320,643
Korea Kolmar Co. Ltd.	8,494	517,848
Korea Kolmar Holdings Co. Ltd.	10,991	348,796
Korea Zinc Co. Ltd.	3,572	1,317,168
Korean Air Lines Co. Ltd.	22,248	580,737
Korean Reinsurance Co.	62,864	620,969

Security	Shares	Value

South Korea (continued)
KT Skylife Co. Ltd.	32,988	$386,307
KT&G Corp.	48,349	4,775,904
Kumho Petrochemical Co. Ltd.	8,258	834,179
Kumho Tire Co. Inc.(a)(b)	80,464	448,840
Kwangju Bank Co. Ltd.	59,268	582,799
L&F Co. Ltd.	11,001	501,543
LF Corp.	31,257	768,397
LG Chem Ltd.	19,998	6,703,839
LG Corp.	40,037	2,698,601
LG Display Co. Ltd	96,659	1,836,145
LG Electronics Inc.	44,100	2,948,804
LG Hausys Ltd.	5,945	357,662
LG Household & Health Care Ltd.	5,575	6,030,260
LG Innotek Co. Ltd.	7,159	1,043,148
LG International Corp.	25,611	540,312
Lotte Chemical Corp.	7,119	2,287,830
Lotte Chilsung Beverage Co. Ltd.	273	341,906
Lotte Confectionery Co. Ltd.	2,571	363,132
Lotte Corp.(b)	17,516	823,619
LOTTE Fine Chemical Co. Ltd.	11,102	610,354
Lotte Food Co. Ltd.	533	421,197
Lotte Shopping Co. Ltd.	4,934	908,599
LS Corp.	9,579	642,225
LS Industrial Systems Co. Ltd.	9,233	598,393
Mando Corp.	17,286	647,462
Medipost Co. Ltd.(b)	6,121	454,157
Medy-Tox Inc.	2,181	1,399,474
Meritz Fire & Marine Insurance Co. Ltd.	37,193	611,765
Mirae Asset Daewoo Co. Ltd.	183,199	1,333,071
Namyang Dairy Products Co. Ltd.	626	358,706
NAVER Corp.	13,104	8,387,310
NCSoft Corp.	7,531	2,595,272
Netmarble Corp.(c)	12,233	1,580,180
Nexen Tire Corp.	30,231	290,514
NH Investment & Securities Co. Ltd.	74,536	866,194
NHN Entertainment Corp.(b)	11,711	657,445
NongShim Co. Ltd.	3,057	803,431
OCI Co. Ltd.	8,173	721,845
Orion Corp./Republic of Korea	11,028	1,316,085
Orion Holdings Corp.	21,925	443,929
Osstem Implant Co. Ltd.(b)	8,734	405,997
Paradise Co. Ltd.	27,354	430,367
Poongsan Corp.	13,539	395,768
POSCO	32,338	9,554,113
Posco Daewoo Corp.	26,245	449,284
S-1 Corp.	8,742	677,541
Samsung Biologics Co. Ltd.(b)(c)	7,764	2,588,810
Samsung C&T Corp.	33,190	3,664,207
Samsung Card Co. Ltd.	11,795	373,256
Samsung Electro-Mechanics Co. Ltd.	25,651	3,519,804
Samsung Electronics Co. Ltd.	2,031,754	84,001,808
Samsung Engineering Co. Ltd.(b)	79,620	1,209,976
Samsung Fire & Marine Insurance Co. Ltd.	12,776	3,117,908
Samsung Heavy Industries Co. Ltd.(b)	168,745	975,980
Samsung Life Insurance Co. Ltd	27,949	2,406,015
Samsung SDI Co. Ltd.	23,636	4,838,550
Samsung SDS Co. Ltd.	16,464	3,083,367
Samsung Securities Co. Ltd.	35,736	1,038,234
Seah Besteel Corp.	11,879	227,779
Seegene Inc.(b)	21,260	496,032

98	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Seoul Semiconductor Co. Ltd.	30,376	$488,775
SFA Engineering Corp.	15,795	517,487
Shinhan Financial Group Co. Ltd.	171,902	6,692,292
Shinsegae Inc.	5,066	1,503,519
SillaJen Inc.(a)(b)	25,692	1,198,876
SK Chemicals Co. Ltd.(b)	7,701	617,512
SK Discovery Co. Ltd.(a)	10,198	302,207
SK Holdings Co. Ltd.	13,726	3,233,184
SK Hynix Inc.	246,570	19,022,027
SK Innovation Co. Ltd.	27,983	4,965,472
SK Networks Co. Ltd.	67,808	285,198
SK Telecom Co. Ltd.	7,991	1,789,430
SKC Co. Ltd.	14,906	571,642
SM Entertainment Co. Ltd.(b)	25,909	892,855
S-Oil Corp.	18,811	1,975,857
Sungwoo Hitech Co. Ltd.	110,765	451,516
Tongyang Life Insurance Co. Ltd.	43,867	290,577
ViroMed Co. Ltd.(b)	7,510	1,340,004
Whanin Pharmaceutical Co. Ltd.(a)	43,779	823,804
Woori Bank	194,942	2,945,085
YG Entertainment Inc.	26,198	779,863
Youngone Corp.	14,284	385,623
Youngone Holdings Co. Ltd.	9,144	438,951
Yuhan Corp.	4,686	934,142
Yungjin Pharmaceutical Co. Ltd.(b)	88,631	592,643

		356,694,443
Spain — 2.1%
Acciona SA(a)	14,929	1,284,224
Acerinox SA	77,258	1,118,648
ACS Actividades de Construccion y Servicios SA	113,993	5,004,326
Aena SME SA(c)	28,271	5,140,398
Almirall SA	44,635	639,237
Amadeus IT Group SA	185,204	15,818,956
Applus Services SA	88,442	1,281,102
Atresmedia Corp. de Medios de Comunicacion SA	74,159	581,357
Banco Bilbao Vizcaya Argentaria SA	2,788,303	20,507,793
Banco de Sabadell SA	2,465,818	4,121,410
Banco Santander SA	6,776,887	38,215,260
Bankia SA	584,953	2,307,195
Bankinter SA	317,184	3,066,204
CaixaBank SA	1,557,499	7,211,049
Cellnex Telecom SA(a)(c)	87,324	2,320,360
Cie. Automotive SA	45,990	1,415,219
Construcciones y Auxiliar de Ferrocarriles SA	18,426	819,255
Corp Financiera Alba SA	17,495	1,008,149
Distribuidora Internacional de Alimentacion SA	262,391	587,312
Ebro Foods SA	43,584	943,416
Endesa SA	128,295	2,969,208
Euskaltel SA(c)	83,736	779,394
Faes Farma SA	276,826	1,209,768
Ferrovial SA	213,631	4,419,276
Fomento de Construcciones y Contratas SA(b)	47,712	620,779
Global Dominion Access SA(b)(c)	107,414	561,789
Grifols SA	129,522	3,765,950
Grupo Catalana Occidente SA	26,776	1,145,085
Iberdrola SA	2,450,601	19,067,723
Iberdrola SA, New(b)	67,571	525,763
Indra Sistemas SA(a)(b)	78,764	957,520
Industria de Diseno Textil SA	458,747	15,056,038
Inmobiliaria Colonial SOCIMI SA	153,502	1,655,061

Security	Shares	Value

Spain (continued)
International Consolidated Airlines Group SA	325,976	$3,030,671
Liberbank SA(b)	1,119,636	660,255
Mapfre SA	527,925	1,660,992
Mediaset Espana Comunicacion SA	100,749	794,049
Merlin Properties SOCIMI SA	192,247	2,845,474
Naturgy Energy Group SA	141,476	3,837,079
NH Hotel Group SA	129,727	953,982
Prosegur Cia. de Seguridad SA	153,584	1,022,499
Red Electrica Corp. SA	182,116	3,865,360
Repsol SA	580,876	11,537,131
Siemens Gamesa Renewable Energy SA(a)	125,654	1,776,755
Talgo SA(c)	89,607	480,189
Tecnicas Reunidas SA(a)	33,488	1,132,379
Telefonica SA	1,942,375	17,479,157
Viscofan SA	27,677	1,910,626
Zardoya Otis SA	125,110	1,197,429

		220,308,251
Sweden — 2.1%
AAK AB	113,852	1,847,744
AF AB, Class B	47,223	1,174,858
Alfa Laval AB	126,591	3,482,259
Arjo AB, Class B	112,801	383,212
Assa Abloy AB, Class B	412,224	8,179,690
Atlas Copco AB, Class A	283,489	8,124,068
Atlas Copco AB, Class B	162,717	4,267,674
Axfood AB	58,172	1,179,455
Betsson AB	62,979	562,446
BillerudKorsnas AB(a)	81,235	969,378
Boliden AB	123,389	3,679,250
Bonava AB, Class B	53,619	703,606
Castellum AB	126,074	2,276,393
Clas Ohlson AB, Class B	49,412	435,547
Com Hem Holding AB	103,786	1,856,833
Dometic Group AB(c)	153,070	1,489,491
Electrolux AB, Series B	96,551	2,268,026
Elekta AB, Class B	164,158	2,306,401
Epiroc AB, Class A(b)	282,313	3,382,660
Epiroc AB, Class B(b)	179,216	1,900,558
Essity AB, Class B	251,235	6,287,630
Evolution Gaming Group AB(c)	14,336	1,156,794
Fabege AB	142,484	2,019,235
Fastighets AB Balder, Class B(b)	59,795	1,740,793
Getinge AB, Class B(a)	96,464	1,040,771
Hemfosa Fastigheter AB	94,712	1,301,050
Hennes & Mauritz AB, Class B	368,573	5,738,405
Hexagon AB, Class B	108,941	6,648,134
Hexpol AB	126,536	1,360,904
Holmen AB, Class B	52,029	1,159,891
Hufvudstaden AB, Class A	64,973	1,005,665
Husqvarna AB, Class B	178,725	1,415,309
ICA Gruppen AB	32,905	1,092,396
Industrivarden AB, Class C	85,286	1,799,571
Indutrade AB	52,189	1,373,246
Intrum AB(a)	43,522	1,172,435
Investor AB, Class B	186,158	8,122,981
JM AB	43,845	809,131
Kindred Group PLC	121,698	1,572,723
Kinnevik AB, Class B	118,815	4,106,744
Kungsleden AB	166,069	1,340,981
L E Lundbergforetagen AB, Class B	34,974	1,143,968

S C H E D U L E O F I N V E S T M E N T S	99

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Lindab International AB	72,999	$498,482
Loomis AB, Class B	37,406	1,174,133
Lundin Petroleum AB	84,125	2,777,502
Mekonomen AB(a)	25,548	457,079
Millicom International Cellular SA, SDR	35,424	2,269,800
Modern Times Group MTG AB, Class B	30,586	1,124,364
Mycronic AB(a)	41,455	422,969
NCC AB, Class B	51,179	827,690
NetEnt AB	108,322	464,279
Nibe Industrier AB, Class B	194,864	2,192,471
Nobia AB	100,681	757,982
Nolato AB, Class B	14,462	1,296,989
Nordea Bank AB	1,223,588	13,023,308
Peab AB	91,470	737,565
Ratos AB, Class B	111,516	415,271
Saab AB, Class B	30,440	1,404,808
Sandvik AB	475,493	8,704,560
Securitas AB, Class B	139,178	2,507,455
Skandinaviska Enskilda Banken AB, Class A	656,228	7,026,413
Skanska AB, Class B	161,880	3,050,950
SKF AB, Class B	152,661	3,141,291
SSAB AB, Class A	139,955	690,493
SSAB AB, Class B	196,719	780,692
Svenska Cellulosa AB SCA, Class B	264,116	2,737,184
Svenska Handelsbanken AB, Class A	602,763	7,453,460
Swedbank AB, Class A	362,287	8,584,502
Swedish Match AB	83,540	4,571,309
Swedish Orphan Biovitrum AB(b)	86,635	2,344,698
Tele2 AB, Class B	160,970	2,162,681
Telefonaktiebolaget LM Ericsson, Class B	1,305,976	10,237,878
Telia Co. AB	1,141,362	5,494,718
Thule Group AB(c)	69,883	1,635,220
Trelleborg AB, Class B	107,545	2,239,871
Volvo AB, Class B	640,847	11,242,930
Wallenstam AB, Class B	130,587	1,343,538
Wihlborgs Fastigheter AB	105,201	1,253,329

		220,926,170
Switzerland — 5.2%
ABB Ltd., Registered	749,442	17,191,745
Adecco Group AG, Registered	65,221	4,017,350
Allreal Holding AG, Registered	8,443	1,315,061
Aryzta AG(a)(b)	42,823	605,794
Ascom Holding AG, Registered	49,090	892,545
Baloise Holding AG, Registered	19,403	3,031,964
Banque Cantonale Vaudoise, Registered	1,242	929,618
Barry Callebaut AG, Registered	985	1,681,465
Basilea Pharmaceutica AG, Registered(a)(b)	11,389	754,090
BKW AG	18,483	1,247,136
Bucher Industries AG, Registered	5,386	1,750,722
Burckhardt Compression Holding AG	2,440	887,273
Cembra Money Bank AG	17,462	1,603,329
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	458	3,159,737
Chocoladefabriken Lindt & Spruengli AG, Registered	42	3,368,485
Cie. Financiere Richemont SA, Registered	220,765	19,400,561
Clariant AG, Registered	102,662	2,456,629
Coca-Cola HBC AG	81,598	2,926,370
Credit Suisse Group AG, Registered	1,057,021	17,051,137
dormakaba Holding AG, Class B(a)	1,808	1,159,677
Dufry AG, Registered	15,726	2,082,504

Security	Shares	Value

Switzerland (continued)
EFG International AG	68,391	$510,515
Emmi AG, Registered	1,179	966,423
EMS-Chemie Holding AG, Registered	5,316	3,409,758
Flughafen Zurich AG, Registered	8,996	1,886,434
Forbo Holding AG, Registered	628	995,285
Galenica AG(c)	24,424	1,396,362
GAM Holding AG	77,463	784,802
Geberit AG, Registered	15,381	6,862,412
Georg Fischer AG, Registered	3,543	4,573,691
Givaudan SA, Registered	3,623	8,501,241
Helvetia Holding AG, Registered	2,645	1,565,626
Huber & Suhner AG, Registered	15,759	955,091
Idorsia Ltd.(b)	47,323	1,176,861
Implenia AG, Registered	14,605	1,156,598
Julius Baer Group Ltd.	94,932	5,220,301
Komax Holding AG, Registered(a)	3,571	1,001,323
Kudelski SA, Bearer(a)	53,277	515,011
Kuehne + Nagel International AG, Registered	21,248	3,398,607
LafargeHolcim Ltd., Registered	203,414	10,404,934
Leonteq AG(a)(b)	5,661	314,786
Logitech International SA, Registered	73,917	3,256,828
Lonza Group AG, Registered	33,326	10,277,200
Meyer Burger Technology AG(a)(b)	363,812	256,506
Mobilezone Holding AG, Registered	139,832	1,457,643
Mobimo Holding AG, Registered	6,173	1,533,897
Nestle SA, Registered	1,291,825	105,303,311
Novartis AG, Registered	920,699	77,413,116
OC Oerlikon Corp. AG, Registered	100,598	1,565,874
Oriflame Holding AG	20,537	684,368
Panalpina Welttransport Holding AG, Registered(a)	6,953	993,085
Pargesa Holding SA, Bearer	17,353	1,453,095
Partners Group Holding AG	7,395	5,620,947
PSP Swiss Property AG, Registered	15,949	1,503,072
Roche Holding AG, NVS	293,690	72,102,378
Schindler Holding AG, Participation Certificates, NVS	11,780	2,746,287
Schindler Holding AG, Registered	12,943	2,931,132
Schmolz + Bickenbach AG, Registered(b)	614,560	505,305
Schweiter Technologies AG, Bearer	787	864,905
SGS SA, Registered	2,125	5,550,758
Siegfried Holding AG, Registered	3,067	1,324,386
Sika AG, Registered	55,400	7,884,707
Sonova Holding AG, Registered	23,246	4,292,292
St Galler Kantonalbank AG, Class A, Registered	2,054	1,056,046
Straumann Holding AG, Registered	4,737	3,684,333
Sulzer AG, Registered	8,739	1,072,514
Sunrise Communications Group AG(c)	17,292	1,523,967
Swatch Group AG (The), Bearer	13,335	5,992,668
Swatch Group AG (The), Registered	28,077	2,315,643
Swiss Life Holding AG, Registered	15,046	5,405,921
Swiss Prime Site AG, Registered	29,910	2,744,771
Swiss Re AG	123,765	11,348,875
Swisscom AG, Registered	9,423	4,428,810
Swissquote Group Holding SA, Registered	15,414	1,012,030
Tecan Group AG, Registered	7,687	1,952,032
Temenos AG, Registered	28,202	4,543,655
u-blox Holding AG	5,003	929,850
UBS Group AG, Registered	1,565,171	25,793,702
Valiant Holding AG, Registered	11,318	1,209,540
VAT Group AG(c)	12,688	1,669,946
Vifor Pharma AG	20,492	3,885,200

100	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Vontobel Holding AG, Registered	16,216	$1,126,111
Zurich Insurance Group AG	61,353	18,883,090

		553,209,049
Taiwan — 3.1%
Acer Inc.	1,383,148	1,129,506
Advantech Co. Ltd.	174,608	1,154,966
Airtac International Group	64,496	702,601
AmTRAN Technology Co. Ltd.	965,000	412,932
ASE Technology Holding Co. Ltd.	1,549,958	3,969,318
Asia Cement Corp.	2,517,329	3,354,904
Asustek Computer Inc.	263,000	2,263,687
AU Optronics Corp.	3,706,000	1,597,936
BES Engineering Corp.	3,894,000	1,037,925
Capital Securities Corp.	2,097,000	770,603
Catcher Technology Co. Ltd.	278,000	3,418,926
Cathay Financial Holding Co. Ltd.	3,210,629	5,526,888
Chailease Holding Co. Ltd.	527,327	1,722,503
Chang Hwa Commercial Bank Ltd.	2,277,394	1,346,470
Cheng Loong Corp.	1,530,000	862,106
Cheng Shin Rubber Industry Co. Ltd.	797,500	1,232,173
Cheng Uei Precision Industry Co. Ltd.	388,000	419,507
Chicony Electronics Co. Ltd.	309,137	699,784
Chilisin Electronics Corp.	170,000	705,233
China Airlines Ltd.(b)	1,733,000	559,854
China Bills Finance Corp.	2,117,000	947,374
China Development Financial Holding Corp.	7,553,000	2,763,232
China Life Insurance Co. Ltd./Taiwan	1,153,932	1,221,252
China Man-Made Fiber Corp.(b)	3,248,800	1,119,581
China Petrochemical Development Corp.(b)	1,356,050	624,561
China Steel Chemical Corp.	126,000	598,844
China Steel Corp.	4,275,575	3,491,519
China Synthetic Rubber Corp.	636,583	998,105
Chin-Poon Industrial Co. Ltd.	282,000	350,496
Chipbond Technology Corp.	444,000	954,308
Chroma ATE Inc.	207,000	1,166,378
Chunghwa Telecom Co. Ltd.	1,407,000	4,871,693
CMC Magnetics Corp.(b)	1,855,044	482,333
Compal Electronics Inc.	2,936,000	1,822,173
Compeq Manufacturing Co. Ltd.	628,000	623,610
Coretronic Corp.	433,000	673,247
CTBC Financial Holding Co. Ltd.	7,959,980	5,395,230
CTCI Corp.	508,000	760,822
Delta Electronics Inc.	832,000	2,894,362
E Ink Holdings Inc.	485,000	621,815
E.Sun Financial Holding Co. Ltd.	3,468,685	2,419,038
Eclat Textile Co. Ltd.	78,365	902,321
Elan Microelectronics Corp.	510,000	805,465
Epistar Corp.	517,000	638,355
Eternal Materials Co. Ltd.	780,635	698,680
Eva Airways Corp.	1,127,795	556,272
Everlight Electronics Co. Ltd.	505,000	664,778
Far Eastern Department Stores Ltd.	923,702	535,562
Far Eastern International Bank	1,794,813	606,791
Far Eastern New Century Corp.	2,147,071	2,286,356
Far EasTone Telecommunications Co. Ltd.	483,000	1,145,417
Faraday Technology Corp.	315,400	618,149
Feng Hsin Steel Co. Ltd.	295,000	522,277
Feng TAY Enterprise Co. Ltd.	171,628	986,690
Firich Enterprises Co. Ltd.	348,603	646,784
First Financial Holding Co. Ltd.	2,915,512	2,004,688

Security	Shares	Value

Taiwan (continued)
FLEXium Interconnect Inc.	193,987	$684,347
Formosa Chemicals & Fibre Corp.	1,522,660	5,993,354
Formosa Petrochemical Corp.	470,000	1,849,971
Formosa Plastics Corp.	1,766,040	6,489,825
Foxconn Technology Co. Ltd.	500,287	1,240,340
Fubon Financial Holding Co. Ltd.	2,591,000	4,290,968
Giant Manufacturing Co. Ltd.	148,000	633,305
Gigabyte Technology Co. Ltd.	320,000	641,798
Globalwafers Co. Ltd.	105,000	1,773,208
Gloria Material Technology Corp.	961,408	543,293
Goldsun Building Materials Co. Ltd.(b)	2,189,000	707,882
Grand Pacific Petrochemical	631,000	589,488
Great Wall Enterprise Co. Ltd.	391,000	507,684
Highwealth Construction Corp.	631,670	975,958
Hiwin Technologies Corp.	97,854	955,718
Hon Hai Precision Industry Co. Ltd.	6,829,462	18,694,353
Hotai Motor Co. Ltd.	137,000	1,190,370
HTC Corp.(b)	388,000	683,125
Hua Nan Financial Holdings Co. Ltd.	2,790,735	1,672,764
Huaku Development Co. Ltd.	323,000	690,018
Innolux Corp.	3,707,414	1,392,672
Inventec Corp.	970,000	774,695
Kenda Rubber Industrial Co. Ltd.	573,322	605,833
Kerry TJ Logistics Co. Ltd.	372,000	486,660
King Yuan Electronics Co. Ltd.	2,104,000	1,814,386
King’s Town Bank Co. Ltd.	758,000	797,269
Kinsus Interconnect Technology Corp.	195,000	350,330
Largan Precision Co. Ltd.	43,000	7,233,619
LCY Chemical Corp.	502,000	844,483
Lite-On Technology Corp.	913,074	1,198,980
Macronix International(b)	876,000	1,216,110
Makalot Industrial Co. Ltd.	109,712	487,386
MediaTek Inc.	647,970	5,376,115
Mega Financial Holding Co. Ltd.	5,542,941	4,933,858
Merida Industry Co. Ltd.	114,350	550,945
Microbio Co. Ltd.(b)	943,689	619,591
Micro-Star International Co. Ltd.	314,000	1,076,958
Mitac Holdings Corp.	753,894	834,814
Nan Ya Plastics Corp.	1,901,300	5,272,763
Nanya Technology Corp.	524,000	1,345,345
Nien Made Enterprise Co. Ltd.	74,000	639,348
Novatek Microelectronics Corp.	320,000	1,547,005
OBI Pharma Inc.(b)	102,000	521,428
Oriental Union Chemical Corp.	458,000	494,444
PChome Online Inc.(b)	61,341	273,504
Pegatron Corp.	786,000	1,748,435
Phison Electronics Corp.	111,000	920,951
Pou Chen Corp.	1,097,000	1,205,790
Powertech Technology Inc.	378,000	1,068,041
President Chain Store Corp.	245,000	2,692,967
Prince Housing & Development Corp.	1,258,521	452,203
Qisda Corp.	1,138,000	847,534
Quanta Computer Inc.	1,098,000	1,897,308
Radiant Opto-Electronics Corp.	254,060	536,104
Radium Life Tech Co. Ltd.(b)	2,230,686	983,676
Realtek Semiconductor Corp.	269,020	1,080,860
Ruentex Development Co. Ltd.	695,972	771,812
Ruentex Industries Ltd.	415,616	795,554
Shin Kong Financial Holding Co. Ltd.	5,363,564	2,032,317
Shin Zu Shing Co. Ltd.	132,000	385,902

S C H E D U L E O F I N V E S T M E N T S	101

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Shinkong Synthetic Fibers Corp.	2,437,000	$1,054,754
Simplo Technology Co. Ltd.	119,200	691,122
Sino-American Silicon Products Inc.	267,000	915,757
SinoPac Financial Holdings Co. Ltd.	4,578,871	1,720,031
St. Shine Optical Co. Ltd.	26,000	571,569
Standard Foods Corp.	436,422	843,934
Synnex Technology International Corp.	734,600	1,047,406
Taichung Commercial Bank Co. Ltd.	3,963,034	1,313,935
TaiMed Biologics Inc.(b)	119,000	995,100
Tainan Spinning Co. Ltd.	1,173,816	511,872
Taishin Financial Holding Co. Ltd.	4,668,879	2,287,620
Taiwan Business Bank	2,842,801	937,881
Taiwan Cement Corp.	1,803,300	2,317,889
Taiwan Cooperative Financial Holding Co. Ltd.	3,995,989	2,440,877
Taiwan Hon Chuan Enterprise Co. Ltd.	411,696	716,776
Taiwan Mobile Co. Ltd.	504,000	1,736,852
Taiwan Secom Co. Ltd.	203,105	588,470
Taiwan Semiconductor Manufacturing Co. Ltd.	10,348,000	83,151,761
Tatung Co. Ltd.(b)	878,000	1,118,508
Teco Electric and Machinery Co. Ltd.	1,082,000	789,923
Tong Hsing Electronic Industries Ltd.	155,000	513,899
Transcend Information Inc.	377,000	954,384
Tripod Technology Corp.	259,000	714,039
TSRC Corp.	507,100	530,058
TTY Biopharm Co. Ltd.	161,965	488,847
Tung Ho Steel Enterprise Corp.	535,000	400,193
TXC Corp.	736,000	925,590
Unimicron Technology Corp.	859,000	455,960
Uni-President Enterprises Corp.	1,978,292	5,221,336
United Microelectronics Corp.	5,086,000	2,915,637
USI Corp.	985,258	445,738
Vanguard International Semiconductor Corp.	464,000	1,182,204
Walsin Lihwa Corp.	1,426,000	968,864
Walsin Technology Corp.	140,000	1,586,856
Waterland Financial Holdings Co. Ltd.	2,334,723	857,961
Win Semiconductors Corp.	172,953	836,122
Winbond Electronics Corp.	1,648,502	1,074,267
Wistron Corp.	1,283,529	991,555
Wistron NeWeb Corp.	214,569	534,074
WPG Holdings Ltd.	858,000	1,189,720
Yageo Corp.	110,068	2,807,967
YFY Inc.	1,700,000	671,915
Yuanta Financial Holding Co. Ltd.	3,653,238	1,682,585
Yulon Motor Co. Ltd.	1,125,000	777,218
Yungtay Engineering Co. Ltd.	326,000	519,658
Zhen Ding Technology Holding Ltd.	272,050	639,825

		325,860,653

Thailand — 0.6%
Advanced Info Service PCL, NVDR	495,800	3,010,267
Airports of Thailand PCL, NVDR	1,921,700	3,826,649
Bangchak Corp. PCL, NVDR	716,900	754,178
Bangkok Bank PCL, Foreign	141,900	887,142
Bangkok Dusit Medical Services PCL, NVDR	2,047,700	1,631,020
Bangkok Expressway & Metro PCL, NVDR	6,212,800	1,559,269
Banpu PCL, NVDR	1,292,500	819,710
BEC World PCL, NVDR(a)	934,100	272,341
Berli Jucker PCL, NVDR	644,500	1,104,193
BTS Group Holdings PCL, NVDR	7,488,700	2,127,088
Bumrungrad Hospital PCL, NVDR	189,400	1,033,246
Central Pattana PCL, NVDR	919,400	2,093,314

Security	Shares	Value

Thailand (continued)
Charoen Pokphand Foods PCL, NVDR	1,755,100	$1,437,526
CP ALL PCL, NVDR	2,237,400	5,043,733
Delta Electronics Thailand PCL, NVDR	280,800	588,693
Esso Thailand PCL, NVDR	1,083,000	465,491
Glow Energy PCL, NVDR	530,200	1,490,042
Indorama Ventures PCL, NVDR	907,400	1,622,792
IRPC PCL, NVDR	5,751,200	1,114,976
Jasmine International PCL, NVDR	3,380,400	548,667
Kasikornbank PCL, Foreign	600,500	4,061,091
Kasikornbank PCL, NVDR	130,600	851,824
Kiatnakin Bank PCL, NVDR	354,500	772,505
Krung Thai Bank PCL, NVDR	1,771,800	1,011,849
Minor International PCL, NVDR	1,211,400	1,383,625
PTT Exploration & Production PCL, NVDR	797,561	3,320,174
PTT Global Chemical PCL, NVDR	1,024,300	2,516,878
PTT PCL, NVDR	4,509,100	6,945,939
Siam Cement PCL (The), NVDR	188,800	2,542,302
Siam Commercial Bank PCL (The), NVDR	778,700	3,276,766
Thai Airways International PCL, NVDR(b)	545,400	229,504
Thai Oil PCL, NVDR	563,500	1,359,209
Thanachart Capital PCL, NVDR	512,500	789,469
Tisco Financial Group PCL, NVDR	260,900	611,668
True Corp. PCL, NVDR	6,657,645	1,250,685
TTW PCL, NVDR	2,487,900	934,738

		63,288,563

Turkey — 0.2%
Akbank Turk AS	948,615	1,397,125
Anadolu Efes Biracilik Ve Malt Sanayii AS	128,582	542,721
Arcelik AS	122,695	315,173
Aselsan Elektronik Sanayi Ve Ticaret AS	173,449	958,934
BIM Birlesik Magazalar AS	103,775	1,496,694
Coca-Cola Icecek AS	48,488	293,160
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,208,154	433,153
Eregli Demir ve Celik Fabrikalari TAS	702,721	1,580,371
Ford Otomotiv Sanayi AS	70,048	841,889
Haci Omer Sabanci Holding AS	411,374	711,462
KOC Holding AS	324,218	918,695
TAV Havalimanlari Holding AS	121,607	718,891
Tupras Turkiye Petrol Rafinerileri AS	56,166	1,231,098
Turk Hava Yollari AO(b)	331,913	1,168,355
Turkcell Iletisim Hizmetleri AS	588,136	1,550,312
Turkiye Garanti Bankasi AS	1,012,834	1,466,948
Turkiye Halk Bankasi AS(a)	366,951	518,022
Turkiye Is Bankasi AS, Class C	838,710	867,926
Turkiye Sinai Kalkinma Bankasi AS	1,498,634	262,543
Turkiye Sise ve Cam Fabrikalari AS	496,173	505,371
Turkiye Vakiflar Bankasi TAO, Class D	390,852	328,032
Ulker Biskuvi SanayiAS(b)	120,784	430,088
Yapi ve Kredi Bankasi AS(a)(b)	820,949	354,535

		18,891,498

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	934,944	1,802,105
Aldar Properties PJSC	1,650,171	911,982
Amlak Finance PJSC(b)	1,598,289	313,292
Arabtec Holding PJSC	465,226	250,779
DP World Ltd	74,065	1,703,495
Dubai Islamic Bank PJSC	793,765	1,086,979
Emaar Malls PJSC	1,223,705	679,623
Emaar Properties PJSC	1,538,706	2,211,826

102	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
Emirates Telecommunications Group Co. PJSC	770,282	$3,638,401
First Abu Dhabi Bank PJSC	701,126	2,595,950

		15,194,432
United Kingdom — 12.2%
3i Group PLC	432,927	5,381,347
AA PLC	307,964	452,449
Abcam PLC	96,180	1,864,707
Admiral Group PLC	86,803	2,255,644
Aggreko PLC	116,949	1,140,128
Allied Minds PLC(b)	178,505	199,031
Anglo American PLC	481,967	10,955,117
Antofagasta PLC	173,933	2,288,412
Arrow Global Group PLC(a)	139,940	469,012
Ascential PLC	223,167	1,229,506
Ashmore Group PLC	162,893	779,059
Ashtead Group PLC	215,693	6,623,519
ASOS PLC(b)	24,371	1,940,499
Associated British Foods PLC	145,495	4,685,445
AstraZeneca PLC	529,107	40,706,411
Auto Trader Group PLC(c)	410,230	2,288,622
AVEVA Group PLC	36,178	1,248,106
Aviva PLC	1,625,447	10,660,906
B&M European Value Retail SA	389,905	2,110,788
Babcock International Group PLC	108,088	1,013,192
BAE Systems PLC	1,304,504	11,177,454
Balfour Beatty PLC	345,504	1,330,640
Bank of Georgia Group PLC	20,233	484,420
Barclays PLC	7,099,183	18,062,250
Barratt Developments PLC	437,239	3,062,749
BBA Aviation PLC	535,561	2,458,829
Beazley PLC	253,855	1,868,099
Bellway PLC	55,913	2,139,442
Berkeley Group Holdings PLC	56,101	2,747,134
BHP Billiton PLC	880,093	20,256,200
Big Yellow Group PLC	87,796	1,095,809
Blue Prism Group PLC(b)	29,467	691,122
Bodycote PLC	91,641	1,202,101
boohoo Group PLC(b)	368,679	973,033
Bovis Homes Group PLC	71,400	1,080,357
BP PLC	8,272,629	62,212,375
Brewin Dolphin Holdings PLC	224,012	1,031,406
British American Tobacco PLC	965,904	53,227,729
British Land Co. PLC (The)	382,040	3,308,534
Britvic PLC	124,966	1,317,951
BT Group PLC	3,520,811	10,784,025
BTG PLC(b)	168,867	1,176,226
Bunzl PLC	134,610	3,999,418
Burberry Group PLC	175,788	4,858,532
Burford Capital Ltd.	94,773	2,284,975
Cairn Energy PLC(b)	326,084	1,044,543
Capita PLC	768,576	1,633,252
Capital &Counties Properties PLC	332,217	1,200,154
Card Factory PLC	231,668	641,209
Carnival PLC	73,247	4,251,620
Centamin PLC	719,622	1,123,318
Centrica PLC	2,327,482	4,541,451
Chemring Group PLC	253,520	759,888
Cineworld Group PLC	451,119	1,603,658
Close Brothers Group PLC	57,722	1,202,384
Cobham PLC(b)	1,034,681	1,697,233

Security	Shares	Value

United Kingdom (continued)
Coca-Cola European Partners PLC, NVS	90,709	$3,740,839
Compass Group PLC	635,720	13,671,891
ConvaTec Group PLC(c)	584,693	1,679,667
Countryside Properties PLC(c)	260,856	1,145,612
Crest Nicholson Holdings plc(a)	165,634	827,366
Croda International PLC	54,422	3,669,348
CVS Group PLC(a)	36,862	547,364
CYBG PLC(a)	394,197	1,787,057
Daily Mail & General Trust PLC, Class A, NVS	126,303	1,235,130
Dairy Crest Group PLC(a)	131,983	839,675
DCC PLC	40,164	3,714,303
De La Rue PLC	95,280	632,417
Dechra Pharmaceuticals PLC	48,286	1,891,308
Derwent London PLC	45,740	1,873,784
Diageo PLC	1,024,227	37,645,723
Dialog Semiconductor PLC(a)(b)	41,548	721,178
Dignity PLC	29,562	392,433
Diploma PLC	71,462	1,233,623
Direct Line Insurance Group PLC	545,951	2,462,845
Dixons Carphone PLC	447,712	1,038,910
Domino’s Pizza Group PLC	252,181	1,043,339
Drax Group PLC	213,369	1,018,229
DS Smith PLC	719,384	4,756,008
Dunelm Group PLC	67,721	465,929
easyJet PLC	70,283	1,492,617
EI Group PLC(b)	367,817	738,201
Electrocomponents PLC	197,313	1,857,331
Elementis PLC	245,102	836,576
Entertainment One Ltd.	179,427	843,543
Essentra PLC	141,773	894,892
esure Group PLC	259,158	693,499
Evraz PLC	158,021	1,154,573
Experian PLC	378,585	9,306,455
Faroe Petroleum PLC(b)	501,795	925,471
Ferguson PLC	93,964	7,407,766
Ferrexpo PLC	149,676	383,055
Fevertree Drinks PLC	56,165	2,538,086
FirstGroup PLC(b)	554,360	642,102
Fresnillo PLC	93,205	1,270,299
G4S PLC	635,106	2,299,358
Galliford Try PLC	60,635	741,692
Genus PLC	42,676	1,605,514
Georgia Capital PLC(b)	32,559	422,139
GlaxoSmithKline PLC	2,061,331	42,765,710
Glencore PLC	4,928,082	21,623,468
Go-Ahead Group PLC (The)	31,651	640,211
Gocompare.Com Group PLC	523,646	835,262
Grainger PLC	313,472	1,259,908
Great Portland Estates PLC	123,048	1,155,522
Greencore Group PLC	374,832	871,759
Greene King PLC	136,300	920,419
Greggs PLC	70,444	973,948
GVC Holdings PLC	244,022	3,745,123
Halfords Group PLC	137,792	590,687
Halma PLC	178,608	3,296,448
Hammerson PLC	325,720	2,229,461
Hansteen Holdings PLC	250,251	361,094
Hargreaves Lansdown PLC	124,609	3,393,345
Hays PLC	654,301	1,705,402
Helical PLC	134,179	563,230

S C H E D U L E O F I N V E S T M E N T S	103

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Hikma Pharmaceuticals PLC(a)	64,213	$1,382,238
Hill & Smith Holdings PLC	45,042	890,394
Hiscox Ltd.	127,239	2,667,155
Hochschild Mining PLC	166,962	382,177
HomeServe PLC	141,808	1,882,489
Hostelworld Group PLC(c)	115,918	442,482
Howden Joinery Group PLC	282,829	1,770,046
HSBC Holdings PLC	8,353,412	80,045,222
Hunting PLC(b)	80,386	824,591
IG Group Holdings PLC	157,658	1,903,667
IMI PLC	118,748	1,934,636
Imperial Brands PLC	397,280	15,227,486
Inchcape PLC	188,223	1,741,891
Indivior PLC(b)	318,313	1,276,860
Informa PLC	526,862	5,455,635
Inmarsat PLC	209,854	1,567,973
InterContinental Hotels Group PLC	76,956	4,751,579
Intermediate Capital Group PLC	132,441	1,845,008
International Personal Finance PLC	242,227	763,215
Intertek Group PLC	66,992	5,167,156
Intu Properties PLC	342,199	783,744
Investec PLC	280,070	2,027,214
IQE PLC(a)(b)	377,932	490,299
ITE Group PLC	1,023,798	1,114,663
ITV PLC	1,531,561	3,311,880
IWG PLC	302,692	1,204,669
J D Wetherspoon PLC	73,565	1,176,322
J Sainsbury PLC	740,282	3,175,384
JD Sports Fashion PLC	210,103	1,289,545
John Wood Group PLC	296,198	2,524,719
Johnson Matthey PLC	80,960	3,993,095
JPJ Group PLC(b)	93,433	1,219,480
Jupiter Fund Management PLC	178,037	1,022,906
Just Eat PLC(b)	236,877	2,464,038
Just Group PLC	486,394	690,984
KAZ Minerals PLC(b)	117,284	1,302,164
KCOM Group PLC	751,391	919,600
Keller Group PLC	66,684	942,957
Keywords Studios PLC	29,054	695,918
Kier Group PLC	70,471	893,898
Kingfisher PLC	879,774	3,424,049
Lancashire Holdings Ltd.	102,900	773,430
Land Securities Group PLC	288,807	3,571,730
Legal & General Group PLC	2,280,590	7,858,842
Lloyds Banking Group PLC	29,720,581	24,319,462
London Stock Exchange Group PLC	129,877	7,491,004
LondonMetric Property PLC	544,646	1,344,576
Lookers PLC	348,661	480,224
Majestic Wine PLC	121,803	715,793
Man Group PLC	708,142	1,611,651
Marks & Spencer Group PLC	661,799	2,673,795
Marston’s PLC	627,657	778,458
McCarthy & Stone PLC(c)	267,674	380,265
Mediclinic International PLC	165,882	1,114,091
Meggitt PLC	327,675	2,450,879
Melrose Industries PLC	2,085,433	5,906,092
Merlin Entertainments PLC(c)	308,580	1,594,024
Metro Bank PLC(a)(b)	42,956	1,803,122
Micro Focus International PLC	187,419	3,073,087
Mitchells & Butlers PLC	137,944	458,161

Security	Shares	Value

United Kingdom (continued)
Mitie Group PLC	271,284	$547,308
Mondi PLC	137,626	3,785,735
Moneysupermarket.com Group PLC	246,443	1,015,397
Morgan Advanced Materials PLC	232,088	1,086,248
National Express Group PLC	211,729	1,123,718
National Grid PLC	1,331,842	14,208,714
NCC Group PLC	163,543	471,532
NEX Group PLC	138,418	1,833,856
Next PLC	61,157	4,762,022
NMC Health PLC	64,581	3,215,750
Northgate PLC	130,076	745,641
Nostrum Oil & Gas PLC(b)	64,767	169,916
Ocado Group PLC(a)(b)	232,996	3,380,297
On the Beach Group PLC(a)(c)	92,052	535,523
Oxford Instruments PLC	50,345	630,022
Pagegroup PLC	164,541	1,291,783
Paragon Banking Group PLC	171,031	1,117,263
Pearson PLC	326,985	3,965,820
Pennon Group PLC	179,253	1,766,806
Persimmon PLC	136,032	4,428,882
Petra Diamonds Ltd.(a)(b)	712,794	431,039
Petrofac Ltd.	114,620	922,264
Phoenix Group Holdings	240,778	2,176,142
Playtech PLC	146,304	1,032,115
Plus500 Ltd.	51,236	1,247,396
Polypipe Group PLC	155,149	764,409
Premier Foods PLC(a)(b)	914,652	493,716
Premier Oil PLC(b)	408,465	685,829
Provident Financial PLC(b)	108,933	957,383
Prudential PLC	1,061,935	25,143,541
Purplebricks Group PLC(a)(b)	118,839	437,731
QinetiQ Group PLC	307,114	1,090,131
Quilter PLC(b)(c)	824,830	1,673,810
Randgold Resources Ltd.	38,045	2,829,645
Rathbone Brothers PLC	29,843	961,440
Reckitt Benckiser Group PLC	281,151	25,067,337
Redrow PLC	131,533	926,532
RELX PLC	405,716	8,847,796
Renewi PLC	608,255	558,515
Renishaw PLC	21,539	1,545,483
Rentokil Initial PLC	779,069	3,467,457
Restaurant Group PLC (The)(a)	113,691	395,206
Rightmove PLC	43,022	2,748,907
Rio Tinto PLC	482,263	26,547,429
Rolls-Royce Holdings PLC	696,111	9,049,059
Rotork PLC	395,360	1,866,491
Royal Bank of Scotland Group PLC(b)	1,969,182	6,597,176
Royal Dutch Shell PLC, Class A	1,888,436	64,777,660
Royal Dutch Shell PLC, Class B	1,611,128	56,459,433
Royal Mail PLC	381,428	2,346,087
RPC Group PLC	180,101	1,924,945
RPS Group PLC	198,939	640,653
RSA Insurance Group PLC	414,174	3,499,894
Saga PLC	496,907	809,558
Sage Group PLC (The)	434,215	3,542,799
Savills PLC	84,692	984,300
Schroders PLC	36,486	1,489,898
Segro PLC	412,436	3,597,738
Senior PLC	256,344	1,066,615
Serco Group PLC(b)	557,058	738,759

104	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Severn Trent PLC	96,297	$2,443,615
Shaftesbury PLC	78,676	961,855
Shire PLC	384,001	21,916,577
SIG PLC	356,873	568,308
Sirius Minerals PLC(a)(b)	1,980,057	944,913
Sky PLC	435,955	8,712,352
Smith & Nephew PLC	353,742	6,127,401
Smiths Group PLC	158,862	3,363,372
Soco International PLC	233,778	293,779
Sophos Group PLC(c)	165,521	1,048,266
Spectris PLC	52,364	1,590,139
Spirax-Sarco Engineering PLC	33,188	3,023,463
Spire Healthcare Group PLC(c)	174,961	569,173
Sports Direct International PLC(b)	123,402	669,343
SSE PLC	405,682	6,651,920
SSP Group PLC	215,317	1,925,126
St. James’s Place PLC	238,831	3,776,671
St. Modwen Properties PLC	155,255	824,806
Stagecoach Group PLC	290,659	608,510
Stallergenes Greer PLC(b)	4,297	137,256
Standard Chartered PLC	1,213,803	10,954,383
Standard Life Aberdeen PLC	1,055,862	4,325,441
Stobart Group Ltd.	293,759	905,546
Stock Spirits Group PLC	247,191	700,386
Superdry PLC	30,238	493,429
Synthomer PLC	137,307	952,795
TalkTalk Telecom Group PLC(a)	348,173	523,853
Tate & Lyle PLC	199,394	1,632,105
Taylor Wimpey PLC	1,406,100	3,226,870
Ted Baker PLC	19,242	556,810
Telford Homes PLC	93,555	503,155
Tesco PLC	4,080,768	13,933,729
Thomas Cook Group PLC	655,166	824,178
TP ICAP PLC	255,190	937,288
Travis Perkins PLC	103,087	1,617,284
Tullow Oil PLC(b)	640,791	1,903,864
Ultra Electronics Holdings PLC	41,803	905,328
Unilever PLC	507,281	28,979,310
UNITE Group PLC (The)	140,925	1,619,360
United Utilities Group PLC	291,768	2,752,572
Vectura Group PLC(b)	441,596	463,411
Vesuvius PLC	128,619	1,070,503
Victoria PLC(b)	70,884	768,032
Victrex PLC	40,510	1,676,005
Virgin Money Holdings UK PLC	165,591	861,254
Vodafone Group PLC	11,092,474	27,064,042
Weir Group PLC (The)	105,075	2,685,660
WH Smith PLC	56,317	1,422,072
Whitbread PLC	75,634	3,884,187
William Hill PLC	370,029	1,444,023
Wm Morrison Supermarkets PLC	876,612	3,004,679
Workspace Group PLC	84,428	1,202,729
WPP PLC	537,475	8,403,996

		1,295,607,353

Total Common Stocks — 98.3% (Cost: $9,529,223,883)		10,410,209,003

Security	Shares	Value

Investment Companies

United States — 0.2%
iShares MSCI Russia ETF(a)(f)	573,602	$20,121,958

Total Investment Companies — 0.2% (Cost: $18,060,338)		20,121,958

Preferred Stocks

Brazil — 0.5%
Banco Bradesco SA, Preference Shares, NVS	1,366,130	11,102,431
Bradespar SA, Preference Shares, NVS	119,800	1,038,980
Braskem SA, Class A, Preference Shares, NVS	74,100	1,079,156
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	105,600	541,964
Cia. Brasileira de Distribuicao, Preference Shares, NVS	65,800	1,456,422
Cia. Energetica de Minas Gerais, Preference Shares, NVS	401,856	880,379
Cia. Paranaense de Energia, Preference Shares, NVS	53,900	294,132
Gerdau SA, Preference Shares, NVS	452,100	2,007,381
Itau Unibanco Holding SA, Preference Shares, NVS	1,323,260	15,851,011
Itausa-Investimentos Itau SA, Preference Shares, NVS	1,983,249	5,501,034
Lojas Americanas SA, Preference Shares, NVS	329,620	1,591,659
Metalurgica Gerdau SA, Preference Shares, NVS	366,800	750,853
Petroleo Brasileiro SA, Preference Shares, NVS	1,660,200	8,714,984
Randon SA Implemetos e Participacoes, Preference Shares, NVS	199,025	363,968
Telefonica Brasil SA, Preference Shares, NVS	180,200	1,969,577

		53,143,931
Chile — 0.0%
Embotelladora Andina SA, Class B, Preference Shares	173,701	721,362
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	52,898	2,547,028

		3,268,390
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	182,849	2,101,083
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	1,515,980	600,775

		2,701,858
Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	15,977	1,323,528
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(a)	5,482	421,093
Fuchs Petrolub SE, Preference Shares, NVS	37,928	2,142,554
Henkel AG & Co. KGaA, Preference Shares, NVS	76,042	9,542,352
Jungheinrich AG, Preference Shares, NVS	25,741	948,123
Porsche Automobil Holding SE, Preference Shares, NVS	70,079	4,747,566
Sartorius AG, Preference Shares, NVS	16,438	2,673,427
Schaeffler AG, Preference Shares, NVS	75,170	1,030,806
Volkswagen AG, Preference Shares, NVS	80,310	14,303,619

		37,133,068
Italy — 0.0%
Intesa Sanpaolo SpA, Preference Shares, NVS	429,439	1,371,228

S C H E D U L E O F I N V E S T M E N T S	105

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Telecom Italia SpA/Milano, Preference Shares, NVS	2,551,581	$1,701,723

		3,072,951
South Korea — 0.2%
Amorepacific Corp., Preference Shares, NVS	3,613	461,859
Hyundai Motor Co.
Preference Shares, NVS	9,346	683,415
Series 2, Preference Shares, NVS	14,783	1,158,959
LG Chem Ltd., Preference Shares, NVS	2,655	512,654
LG Household & Health Care Ltd., Preference Shares, NVS	754	448,228
Samsung Electronics Co. Ltd., Preference Shares, NVS	360,185	12,315,806

		15,580,921

Total Preferred Stocks — 1.1% (Cost: $109,655,823)		114,901,119

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(f)(g)(h)	190,013,442	190,070,446
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(f)(g)	17,075,535	17,075,535

		207,145,981

Total Short-Term Investments — 1.9% (Cost: $207,097,648)		207,145,981

Total Investments in Securities — 101.5% (Cost: $9,864,037,692)		10,752,378,061

Other Assets, Less Liabilities — (1.5)%		(161,021,037)

Net Assets — 100.0%		$10,591,357,024

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased	Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	198,823,753	—	(8,810,311	)(b)	190,013,442	$190,070,446	$4,190,761	(c)	$(28,202)	$32,162
BlackRock Cash Funds: Treasury, SL Agency Shares	167,169,319	—	(150,093,784	)(b)	17,075,535	17,075,535	284,850		—	—
iShares MSCI Russia ETF	424,715	148,887	—		573,602	20,121,958	543,332		—	2,033,791

						$227,267,939	$5,018,943		$(28,202)	$2,065,953

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

106	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE E-Mini	312	09/21/18	$31,267	$372,676
MSCI Emerging Markets E-Mini	198	09/21/18	10,853	171,960

				$544,636

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$544,636

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported separately within the Consolidated Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$586,112

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$(277,051)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$38,426,329

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	107

Consolidated Schedule of Investments (continued)	iShares® Core MSCI Total International Stock ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,387,099,649	$22,781,034	$328,320	$10,410,209,003
Investment Companies	20,121,958	—	—	20,121,958
Preferred Stocks	114,901,119	—	—	114,901,119
Money Market Funds	207,145,981	—	—	207,145,981

	$10,729,268,707	$22,781,034	$328,320	$10,752,378,061

Derivative financial instruments(a)
Assets
Futures Contracts	$544,636	$—	$—	$544,636

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

108	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

July 31, 2018

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$58,564,983,236	$2,506,266,251	$899,834,508	$888,029,618
Affiliated(c)	802,466,803	22,133,047	8,744,078	9,074,261
Cash pledged:
Futures contracts(d)	9,268,000	911,198	156,912	85,149
Foreign currency, at value(e)	36,268,925	8,216,628	1,105,815	1,664,379
Receivables:
Investments sold	5,522,996	4,777	—	—
Securities lending income — Affiliated	2,083,566	85,556	23,945	19,126
Variation margin on futures contracts	—	87,041	338	—
Dividends	63,872,948	2,594,513	1,012,790	1,158,379
Tax reclaims	44,424,259	4,472,489	399,627	—
Foreign withholding tax claims	1,217,680	147,960	—	—

Total assets	59,530,108,413	2,544,919,460	911,278,013	900,030,912

LIABILITIES
Collateral on securities loaned, at value	717,230,435	21,892,850	7,126,172	8,978,014
Payables:
Investments purchased	33,993,059	—	—	—
Variation margin on futures contracts	40,776	—	—	31,691
Capital shares redeemed	—	2	—	—
Investment advisory fees	3,938,181	213,794	37,874	75,036
Professional fees	12,177	1,480	—	—

Total liabilities	755,214,628	22,108,126	7,164,046	9,084,741

NET ASSETS	$58,774,893,785	$2,522,811,334	$904,113,967	$890,946,171

NET ASSETS CONSIST OF:
Paid-in capital	$55,349,290,383	$2,459,554,278	$903,153,146	$815,881,419
Undistributed (distributions in excess of) net investment income	(3,313,968)	2,837,268	1,446,347	(2,272,100)
Accumulated net realized loss	(306,298,352)	(21,841,133)	(2,739,226)	(8,072,045)
Net unrealized appreciation	3,735,215,722	82,260,921	2,253,700	85,408,897

NET ASSETS	$58,774,893,785	$2,522,811,334	$904,113,967	$890,946,171

Shares outstanding	905,800,000	51,200,000	15,750,000	15,300,000

Net asset value	$64.89	$49.27	$57.40	$58.23

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$675,138,410	$20,677,806	$6,770,070	$8,332,094
(b) Investments, at cost — Unaffiliated	$54,829,615,426	$2,424,304,583	$897,564,407	$802,615,253
(c) Investments, at cost — Affiliated	$802,295,537	$22,126,481	$8,742,052	$9,071,654
(d) Cash collateral pledged, at cost	$—	$914,060	$156,780	$85,051
(e) Foreign currency, at cost	$36,293,751	$8,219,547	$1,101,295	$1,669,133

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	109

Statements of Assets and Liabilities (continued)

July 31, 2018

iShares Core MSCI Total International Stock ETF (Consolidated)

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$10,525,110,122
Affiliated(c)	227,267,939
Cash	631,553
Cash pledged:
Futures contracts	2,078,000
Foreign currency, at value(d)	8,373,303
Receivables:
Investments sold	5,422
Securities lending income — Affiliated	509,625
Variation margin on futures contracts	51,829
Capital shares sold	12,158,372
Securities related to in-kind transactions	63,247
Dividends	21,116,440
Tax reclaims	5,657,103
Foreign withholding tax claims	183,152

Total assets	10,803,206,107

LIABILITIES
Collateral on securities loaned, at value	190,056,292
Deferred foreign capital gain tax	2,492,414
Payables:
Investments purchased	18,400,266
Investment advisory fees	867,533
Professional fees	1,832
Foreign taxes	30,746

Total liabilities	211,849,083

NET ASSETS	$10,591,357,024

NET ASSETS CONSIST OF:
Paid-in capital	$9,785,985,228
Undistributed net investment income	16,959,857
Accumulated net realized loss	(97,906,005)
Net unrealized appreciation	886,317,944

NET ASSETS	$10,591,357,024

Shares outstanding	172,600,000

Net asset value	$61.36

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$181,466,408
(b) Investments, at cost — Unaffiliated	$9,638,879,706
(c) Investments, at cost — Affiliated	$225,157,986
(d) Foreign currency, at cost	$8,322,525

See notes to financial statements.

110	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended July 31, 2018

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,644,259,411	$98,718,848	$23,404,907	$28,492,587
Dividends — Affiliated	1,478,474	24,351	13,865	13,625
Securities lending income — Affiliated — net	18,305,797	903,259	128,129	360,046
Foreign taxes withheld	(134,248,471)	(8,639,703)	(2,185,769)	(1,604,964)
Other foreign taxes	(2,064)	—	—	—

Total investment income	1,529,793,147	91,006,755	21,361,132	27,261,294

EXPENSES
Investment advisory fees	38,057,480	2,850,728	462,836	969,692

Total expenses	38,057,480	2,850,728	462,836	969,692

Less:
Investment advisory fees waived	—	—	(265,528)	—

Total expenses after fees waived	38,057,480	2,850,728	197,308	969,692

Net investment income	1,491,735,667	88,156,027	21,163,824	26,291,602

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(185,554,492)	(17,237,014)	(2,702,312)	(1,580,560)
Investments — Affiliated	(76,429)	(4,466)	(1,053)	(667)
In-kind redemptions — Unaffiliated	—	197,043,468	9,110,393	82,705,632
Futures contracts	3,936,043	765,671	22,022	871,090
Foreign currency transactions	(14,048,300)	(477,922)	(242,862)	(370,055)

Net realized gain (loss)	(195,743,178)	180,089,737	6,186,188	81,625,440

Net change in unrealized appreciation/depreciation on:
Investments — Unaffiliated	866,690,087	(97,735,095)	(137,953)	(21,902,155)
Investments — Affiliated	115,416	4,441	2,026	897
Futures contracts	(2,747,472)	340,795	(4,999)	4,391
Foreign currency translations	(2,839,943)	(278,311)	(17,808)	(48,620)

Net change in unrealized appreciation/depreciation	861,218,088	(97,668,170)	(158,734)	(21,945,487)

Net realized and unrealized gain	665,474,910	82,421,567	6,027,454	59,679,953

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,157,210,577	$170,577,594	$27,191,278	$85,971,555

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	111

Statements of Operations (continued)

Year Ended July 31, 2018

iShares Core MSCI Total International Stock ETF (Consolidated)

INVESTMENT INCOME
Dividends — Unaffiliated	$269,734,629
Dividends — Affiliated	828,182
Non-Cash Dividend — Unaffiliated	13,654,648
Securities lending income — Affiliated — net	4,190,761
Foreign taxes withheld	(25,331,755)
Other foreign taxes	(94,259)

Total investment income	262,982,206

EXPENSES
Investment advisory fees	9,601,983
Commitment fees	11,758
Mauritius income taxes	81,532

Total expenses	9,695,273

Less:
Investment advisory fees waived	(173,644)

Total expenses after fees waived	9,521,629

Net investment income	253,460,577

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(16,397,711)
Investments — Affiliated	(28,202)
Futures contracts	586,112
Foreign currency transactions	(1,692,609)

Net realized loss	(17,532,410)

Net change in unrealized appreciation/depreciation on:
Investments — Unaffiliated(b)	176,451,388
Investments — Affiliated	2,065,953
Futures contracts	(277,051)
Foreign currency translations	(464,483)

Net change in unrealized appreciation/depreciation	177,775,807

Net realized and unrealized gain	160,243,397

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$413,703,974

(a) Net of foreign capital gain tax	$12,076
(b) Net of deferred foreign capital gain tax	$2,492,414

See notes to financial statements.

112	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core MSCI EAFE ETF		iShares Core MSCI Europe ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,491,735,667	$585,550,688	$88,156,027	$51,973,128
Net realized gain (loss)	(195,743,178)	(14,146,169)	180,089,737	(151,469)
Net change in unrealized appreciation/depreciation	861,218,088	3,313,106,921	(97,668,170)	277,180,858

Net increase in net assets resulting from operations	2,157,210,577	3,884,511,440	170,577,594	329,002,517

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,487,223,834)	(593,563,778)	(91,957,063)	(49,099,824)

Decrease in net assets resulting from distributions to shareholders	(1,487,223,834)	(593,563,778)	(91,957,063)	(49,099,824)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	24,972,978,031	17,881,396,662	(446,649,230)	1,650,526,156

NET ASSETS
Total increase (decrease) in net assets	25,642,964,774	21,172,344,324	(368,028,699)	1,930,428,849
Beginning of year	33,131,929,011	11,959,584,687	2,890,840,033	960,411,184

End of year	$58,774,893,785	$33,131,929,011	$2,522,811,334	$2,890,840,033

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(3,313,968)	$1,869,062	$2,837,268	$4,682,335

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	113

Statements of Changes in Net Assets (continued)

	iShares Core MSCI International Developed Markets ETF		iShares Core MSCI Pacific ETF
	Year Ended 07/31/18	Period From 03/21/17 to 07/31/17 (a)	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$21,163,824	$454,587	$26,291,602	$21,656,443
Net realized gain (loss)	6,186,188	(31,652)	81,625,440	5,693,407
Net change in unrealized appreciation/depreciation	(158,734)	2,412,434	(21,945,487)	101,800,619

Net increase in net assets resulting from operations	27,191,278	2,835,369	85,971,555	129,150,469

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(19,646,202)	(406,474)	(28,224,804)	(25,382,084)

Decrease in net assets resulting from distributions to shareholders	(19,646,202)	(406,474)	(28,224,804)	(25,382,084)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	830,781,272	63,358,724	(248,855,860)	199,911,390

NET ASSETS
Total increase (decrease) in net assets	838,326,348	65,787,619	(191,109,109)	303,679,775
Beginning of period	65,787,619	—	1,082,055,280	778,375,505

End of period	$904,113,967	$65,787,619	$890,946,171	$1,082,055,280

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,446,347	$55,292	$(2,272,100)	$(3,316,932)

(a)  Commencement of operations.

See notes to financial statements.

114	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Core MSCI Total International Stock ETF (Consolidated)
	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$253,460,577	$125,920,122
Net realized loss	(17,532,410)	(9,799,957)
Net change in unrealized appreciation/depreciation	177,775,807	764,672,117

Net increase in net assets resulting from operations	413,703,974	880,792,282

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(248,365,943)	(117,590,346)

Decrease in net assets resulting from distributions to shareholders	(248,365,943)	(117,590,346)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,533,588,602	3,586,562,332

NET ASSETS
Total increase in net assets	3,698,926,633	4,349,764,268
Beginning of year	6,892,430,391	2,542,666,123

End of year	$10,591,357,024	$6,892,430,391

Undistributed net investment income included in net assets at end of year	$16,959,857	$13,115,068

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	115

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core MSCI EAFE ETF

	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of year	$62.42	$54.16		$59.33	$60.82	$54.10

Net investment income(a)	2.05	1.76		1.72	1.83	2.21
Net realized and unrealized gain (loss)(b)	2.30	8.06		(5.46)	(1.77)	6.22

Net increase (decrease) from investment operations	4.35	9.82		(3.74)	0.06	8.43

Distributions(c)
From net investment income	(1.88)	(1.56)		(1.43)	(1.55)	(1.71)

Total distributions	(1.88)	(1.56)		(1.43)	(1.55)	(1.71)

Net asset value, end of year	$64.89	$62.42		$54.16	$59.33	$60.82

Total Return
Based on net asset value	7.02%	18.36%		(6.24)%	0.16%	15.62%

Ratios to Average Net Assets
Total expenses	0.08%	0.09%		0.12%	0.12%	0.14%

Total expenses after fees waived	0.08%	0.09%		0.12%	0.12%	0.13%

Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.09%		N/A	N/A	N/A

Net investment income	3.14%	3.07	%(d)	3.22%	3.12%	3.67%

Supplemental Data
Net assets, end of year (000)	$58,774,894	$33,131,929		$11,959,585	$6,389,447	$2,475,223

Portfolio turnover rate(e)	2%	2%		2%	5%	3%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:

• Ratio of net investment income to average net assets by 0.01%.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

116	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Core MSCI Europe ETF
	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15	Period From 06/10/14 to 07/31/14	(a)

Net asset value, beginning of period	$48.02	$40.87		$46.46	$47.67	$50.07

Net investment income(b)	1.54	1.58		1.45	1.69	0.12
Net realized and unrealized gain (loss)(c)	1.47	6.71		(5.81)	(1.72)	(2.52)

Net increase (decrease) from investment operations	3.01	8.29		(4.36)	(0.03)	(2.40)

Distributions(d)
From net investment income	(1.76)	(1.14)		(1.23)	(1.18)	—

Total distributions	(1.76)	(1.14)		(1.23)	(1.18)	—

Net asset value, end of period	$49.27	$48.02		$40.87	$46.46	$47.67

Total Return
Based on net asset value	6.36%	20.54%		(9.39)%	(0.03)%	(4.79	)%(e)

Ratios to Average Net Assets
Total expenses	0.10%	0.11%		0.12%	0.14%	0.14	%(f)

Total expenses after fees waived	0.10%	0.11%		0.11%	0.05%	0.05	%(f)

Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.11%		N/A	N/A	N/A

Net investment income	3.09%	3.60	%(g)	3.51%	3.68%	1.70	%(f)

Supplemental Data
Net assets, end of period (000)	$2,522,811	$2,890,840		$960,411	$696,968	$52,433

Portfolio turnover rate(h)	3%	4%		3%	1%	0	%(e)(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:

• Ratio of net investment income to average net assets by 0.01%.

(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	117

Financial Highlights (continued)
(For a share outstanding throughout each period)

iShares Core MSCI International Developed Markets ETF

	Year Ended 07/31/18	Period From 03/21/17 to 07/31/17	(a)

Net asset value, beginning of period	$54.82	$50.87

Net investment income(b)	1.79	0.75
Net realized and unrealized gain(c)	2.06	3.88

Net increase from investment operations	3.85	4.63

Distributions(d)
From net investment income	(1.27)	(0.68)

Total distributions	(1.27)	(0.68)

Net asset value, end ofperiod	$57.40	$54.82

Total Return
Based on net asset value	7.07%	9.14	%(e)

Ratios to Average Net Assets
Total expenses	0.07%	0.07	%(f)

Total expenses after fees waived	0.03%	0.00	%(f)

Net investment income	3.08%	3.90	%(f)

Supplemental Data
Net assets, end of period (000)	$904,114	$65,788

Portfolio turnover rate(g)	6%	2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

118	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Pacific ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Period From 06/10/14 to 07/31/14	(a)

Net asset value, beginning of period	$55.49	$49.58	$51.18	$51.98	$49.97

Net investment income(b)	1.59	1.28	1.18	1.29	0.07
Net realized and unrealized gain (loss)(c)	3.01	6.07	(1.66)	(1.03)	1.94

Net increase (decrease) from investment operations	4.60	7.35	(0.48)	0.26	2.01

Distributions(d)
From net investment income	(1.86)	(1.44)	(1.12)	(1.06)	—

Total distributions	(1.86)	(1.44)	(1.12)	(1.06)	—

Net asset value, end of period	$58.23	$55.49	$49.58	$51.18	$51.98

Total Return
Based on net asset value	8.28%	15.09%	(0.79)%	0.58%	4.02	%(e)

Ratios to Average Net Assets
Total expenses	0.10%	0.11%	0.13%	0.14%	0.14	%(f)

Total expenses after fees waived	0.10%	0.11%	0.11%	0.05%	0.05	%(f)

Net investment income	2.71%	2.48%	2.52%	2.53%	0.98	%(f)

Supplemental Data
Net assets, end of period (000)	$890,946	$1,082,055	$778,376	$563,034	$10,396

Portfolio turnover rate(g)	5%	3%	6%	4%	0	%(e)(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	119

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Total International Stock ETF (Consolidated)
	Year Ended 07/31/18		Year Ended 07/31/17		Year Ended 07/31/16		Year Ended 07/31/15		Year Ended 07/31/14

Net asset value, beginning of year	$59.26		$50.96		$54.71		$58.79		$51.89

Net investment income(a)	1.79		1.58		1.46		1.59		1.99
Net realized and unrealized gain (loss)(b)	1.98		8.01		(3.88)		(4.25)		6.20

Net increase (decrease) from investment operations	3.77		9.59		(2.42)		(2.66)		8.19

Distributions(c)
From net investment income	(1.67)		(1.29)		(1.33)		(1.42)		(1.29)

Total distributions	(1.67)		(1.29)		(1.33)		(1.42)		(1.29)

Net asset value, end of year	$61.36		$59.26		$50.96		$54.71		$58.79

Total Return
Based on net asset value	6.39%		19.08%		(4.31)%		(4.52)%		15.82%

Ratios to Average Net Assets
Total expenses	0.11%		0.12%		0.14%		0.15%		0.16%

Total expenses after fees waived	0.11%		0.12%		0.14%		0.14%		0.15%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.12%		N/A		N/A		N/A

Net investment income	2.87%		2.93%		2.95%		2.86%		3.46%

Supplemental Data
Net assets, end of year (000)	$10,591,357		$6,892,430		$2,542,666		$1,695,867		$793,654

Portfolio turnover rate(d)	2	%(e)	3	%(e)	7	%(e)	4	%(e)	4	%(e)

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions but includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units partially for cash in U.S. dollars (“cash creations”).
(e) Portfolio turnover rate excluding in-kind transactions and cash creations were as follows:	2%		3%		6%		4%		4%

See notes to financial statements.

120	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	Organization

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
Core MSCI EAFE	Diversified
Core MSCI Europe	Diversified
Core MSCI International Developed Markets	Non-diversified
Core MSCI Pacific	Diversified
Core MSCI Total International Stock	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for the iShares Core MSCI Total International Stock ETF Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities included in the underlying index. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2018, if any, are disclosed in the statement of assets and liabilities.

The iShares Core MSCI Total International Stock ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in the consolidated statement of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	121

Notes to Financial Statements (continued)

The DTAA amendment provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	Investment Valuation and Fair Value Measurements

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

122	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	Securities and Other Investments

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of July 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of July 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	123

Notes to Financial Statements  (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of July 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core MSCI EAFE
Barclays Capital Inc.	$6,656,713	$6,656,713		$—	$—
BNP Paribas Prime Brokerage International Ltd.	7,857,419	7,857,419		—	—
BNP Paribas Securities Corp.	326,918	326,918		—	—
Citigroup Global Markets Inc.	30,621,012	30,621,012		—	—
Credit Suisse Securities (USA) LLC	37,915,636	37,915,636		—	—
Deutsche Bank Securities Inc.	21,289,115	21,289,115		—	—
Goldman Sachs & Co.	145,357,412	145,357,412		—	—
HSBC Bank PLC	20,123,434	20,123,434		—	—
Jefferies LLC	923,717	923,717		—	—
JPMorgan Securities LLC	69,671,318	69,671,318		—	—
Macquarie Bank Limited	35,306,962	35,306,962		—	—
Merrill Lynch, Pierce, Fenner & Smith	38,842,284	38,842,284		—	—
Mizuho Securities USA Inc.	1,733,397	1,733,397		—	—
Morgan Stanley & Co. LLC	191,214,967	191,214,967		—	—
National Financial Services LLC	592	592		—	—
Nomura Securities International Inc.	3,688,990	3,688,990		—	—
Scotia Capital (USA) Inc.	648,108	648,108		—	—
SEB Securities Inc.	9,797,058	9,797,058		—	—
SG Americas Securities LLC	1,520,733	1,520,733		—	—
State Street Bank & Trust Company	5,069,684	5,069,684		—	—
UBS AG	38,871,033	38,871,033		—	—
UBS Securities LLC	5,697,408	5,697,408		—	—
Wells Fargo Bank, National Association	2,004,500	2,004,500		—	—

	$675,138,410	$675,138,410		$—	$—

Core MSCI Europe
Citigroup Global Markets Inc.	$2,333,644	$2,333,644		$—	$—
Credit Suisse Securities (USA) LLC	1,099,716	1,099,716		—	—
Deutsche Bank Securities Inc.	522,744	522,744		—	—
Goldman Sachs & Co.	8,440,806	8,440,806		—	—
HSBC Bank PLC	1,313,349	1,313,349		—	—
Jefferies LLC	163,997	163,997		—	—
JPMorgan Securities LLC	2,088,783	2,088,783		—	—
Merrill Lynch, Pierce, Fenner & Smith	2,356,405	2,356,405		—	—
Nomura Securities International Inc.	22,766	22,505		—	(261	)(b)
SEB Securities Inc.	307,788	307,788		—	—
State Street Bank & Trust Company	13,388	13,388		—	—
UBS AG	2,014,420	2,014,420		—	—

	$20,677,806	$20,677,545		$—	$(261)

Core MSCI International Developed Markets
Citigroup Global Markets Inc.	$107,665	$107,665		$—	$—
Credit Suisse Securities (USA) LLC	548,316	548,316		—	—
HSBC Bank PLC	474,951	474,951		—	—
JPMorgan Securities LLC	1,554,964	1,554,964		—	—
Macquarie Bank Limited	164,611	164,611		—	—
Merrill Lynch, Pierce, Fenner & Smith	813,125	813,125		—	—
Morgan Stanley & Co. LLC	2,167,375	2,167,375		—	—
SG Americas Securities LLC	93,330	93,330		—	—
State Street Bank & Trust Company	4,096	4,096		—	—
UBS AG	841,637	841,637		—	—

	$6,770,070	$6,770,070		$—	$—

124	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core MSCI Pacific
Citigroup Global Markets Inc.	$6,776	$6,776		$—	$—
Credit Suisse Securities (USA) LLC	1,006,254	1,006,254		—	—
Deutsche Bank Securities Inc.	393,162	393,162		—	—
JPMorgan Securities LLC	2,678,615	2,678,615		—	—
Macquarie Bank Limited	1,410,799	1,410,799		—	—
Merrill Lynch, Pierce, Fenner & Smith	372,294	372,294		—	—
Nomura Securities International Inc.	765	765		—	—
State Street Bank & Trust Company	591,130	591,130		—	—
UBS AG	1,872,299	1,872,299		—	—

	$8,332,094	$8,332,094		$—	$—

Core MSCI Total International Stock
Barclays Capital Inc.	$1,134,230	$1,134,230		$—	$—
BNP Paribas New York Branch	3,333,358	3,333,358		—	—
BNP Paribas Prime Brokerage International Ltd.	1,489,667	1,489,667		—	—
BNP Paribas Securities Corp.	5,228,762	5,228,762		—	—
Citigroup Global Markets Inc.	16,707,379	16,707,379		—	—
Credit Suisse Securities (USA) LLC	14,066,563	14,066,563		—	—
Deutsche Bank AG	62,503	62,503		—	—
Deutsche Bank Securities Inc.	3,093,622	3,093,622		—	—
Goldman Sachs & Co.	31,997,925	31,997,925		—	—
HSBC Bank PLC	2,955,207	2,955,207		—	—
Jefferies LLC	128,927	128,927		—	—
JPMorgan Securities LLC	37,716,447	37,716,447		—	—
JPMorgan Securities PLC	209,268	209,268		—	—
Macquarie Bank Limited	4,720,454	4,720,454		—	—
Merrill Lynch, Pierce, Fenner & Smith	13,640,079	13,640,079		—	—
Morgan Stanley & Co. International PLC	614,785	614,785		—	—
Morgan Stanley & Co. LLC	25,597,898	25,597,898		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	914,819	914,819		—	—
National Financial Services LLC	3,347,919	3,347,919		—	—
Nomura Securities International Inc.	568,455	568,455		—	—
SEB Securities Inc.	137,961	137,961		—	—
SG Americas Securities LLC	1,661,331	1,661,331		—	—
State Street Bank & Trust Company	5,540,564	5,540,564		—	—
UBS AG	6,415,197	6,415,197		—	—
UBS Securities LLC	183,088	183,088		—	—

	$181,466,408	$181,466,408		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	Derivative Financial Instruments

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

N O T E S T O F I N A N C I A L S T A T E M E N T S	125

Notes to Financial Statements  (continued)

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	Investment Advisory Agreement and Other Transactions with Affiliates

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core MSCI EAFE	0.08%
Core MSCI Europe	0.10
Core MSCI International Developed Markets	0.05
Core MSCI Pacific	0.10
Core MSCI Total International Stock	0.10

Prior to June 26, 2018, for its investment advisory services to each of the iShares Core MSCI International Developed Markets ETF and iShares Core MSCI Total International Stock ETF, BFA was entitled to an annual investment advisory fee of 0.07% and 0.11%, respectively, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee, acquired fund fees and expenses, and any other fund expenses is a fund’s total annual operating expenses.

For the iShares Core MSCI Total International Stock ETF, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Effective June 1, 2018, BFA contractually agreed to waive its investment advisory fee for each of the iShares Core MSCI International Developed Markets ETF (“IDEV”) and iShares Core MSCI Total International Stock ETF (“IXUS”) through May 30, 2023 such that each Fund’s total annual operating expenses after fee waiver did not exceed 0.05% and 0.10%, respectively, of average daily net assets. The contractual waiver for each Fund was terminated effective June 26, 2018, pursuant to a written agreement between the Trust and BFA and in conjunction with permanent annual advisory fee reductions from 0.07% to 0.05% for IDEV and 0.11% to 0.10% for IXUS.

For the year ended July 31, 2018, BFA voluntarily waived its investment advisory fee for the iShares Core MSCI International Developed Markets ETF in the amount of $253,105.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

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Notes to Financial Statements  (continued)

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended July 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core MSCI EAFE	$4,515,268
Core MSCI Europe	223,555
Core MSCI International Developed Markets	33,465
Core MSCI Pacific	84,221
Core MSCI Total International Stock	1,055,274

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended July 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core MSCI EAFE	$75,673,155	$59,098,507
Core MSCI Total International Stock	8,609,719	10,847,686

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of July 31, 2018, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Core MSCI International Developed Markets	3	72%

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	Purchases and Sales

For the year ended July 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Core MSCI EAFE	$5,749,974,677	$1,051,591,644
Core MSCI Europe	143,419,460	83,320,636
Core MSCI International Developed Markets	175,538,714	38,504,545
Core MSCI Pacific	46,114,490	47,344,158
Core MSCI Total International Stock	2,081,637,183	169,502,083

N O T E S T O F I N A N C I A L S T A T E M E N T S	127

Notes to Financial Statements  (continued)

For the year ended July 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI EAFE	$20,241,599,716	$—
Core MSCI Europe	452,957,162	965,116,983
Core MSCI International Developed Markets	771,083,592	79,441,509
Core MSCI Pacific	60,381,066	309,862,606
Core MSCI Total International Stock	1,625,374,635	—

8.	Income Tax Information

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2018, the following permanent differences attributable to the characterization of corporate actions, the timing and recognition of partnership income, the characterization of expenses, passive foreign investment companies, foreign currency transactions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
Core MSCI EAFE	$(123,400)	$(9,694,863)	$9,818,263
Core MSCI Europe	189,571,951	1,955,969	(191,527,920)
Core MSCI International Developed Markets	9,013,150	(126,567)	(8,886,583)
Core MSCI Pacific	77,065,379	2,978,034	(80,043,413)
Core MSCI Total International Stock	—	(1,249,845)	1,249,845

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 07/31/18	Year Ended 07/31/17
Core MSCI EAFE Ordinary income	$1,487,223,834	$593,563,778

Core MSCI Europe Ordinary income	$91,957,063	$49,099,824

Core MSCI International Developed Markets Ordinary income	$19,646,202	$406,474

Core MSCI Pacific Ordinary income	$28,224,804	$25,382,084

Core MSCI Total International Stock Ordinary income	$248,365,943	$117,590,346

As of July 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)	(a)	Total
Core MSCI EAFE	$132,124,893	$(169,167,173)	$3,462,645,682		$3,425,603,402
Core MSCI Europe	5,296,299	(15,102,643)	73,063,400		63,257,056
Core MSCI International Developed Markets	2,668,824	(2,406,149)	698,146		960,821
Core MSCI Pacific	1,867,580	(6,122,487)	79,319,659		75,064,752
Core MSCI Total International Stock	41,287,971	(46,416,806)	810,500,631		805,371,796

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Notes to Financial Statements  (continued)

(a)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and foreign withholding tax reclaims.

As of July 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core MSCI EAFE	$169,167,173
Core MSCI Europe	15,102,643
Core MSCI International Developed Markets	2,406,149
Core MSCI Pacific	6,122,487
Core MSCI Total International Stock	46,416,806

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of July 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI EAFE	$55,905,180,940	$5,888,952,741	$(2,426,683,642)	$3,462,269,099
Core MSCI Europe	2,455,435,390	238,741,483	(165,777,575)	72,963,908
Core MSCI International Developed Markets	907,867,396	51,421,420	(50,707,098)	714,322
Core MSCI Pacific	817,776,145	129,294,553	(49,962,428)	79,332,125
Core MSCI Total International Stock	9,939,493,014	1,305,104,276	(492,219,229)	812,885,047

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

9.	Line of Credit

The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds, is a party to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the year ended July 31, 2018.

10.	Principal Risks

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market

N O T E S T O F I N A N C I A L S T A T E M E N T S	129

Notes to Financial Statements  (continued)

conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	Capital Share Transactions

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 07/31/18		Year Ended 07/31/17
iShares ETF	Shares	Amount	Shares	Amount
Core MSCI EAFE
Shares sold	375,000,000	$24,972,978,031	310,000,000	$17,881,396,662

Core MSCI Europe
Shares sold	10,900,000	$541,879,431	38,200,000	$1,712,443,009
Shares redeemed	(19,900,000)	(988,528,661)	(1,500,000)	(61,916,853)

Net increase (decrease)	(9,000,000)	$(446,649,230)	36,700,000	$1,650,526,156

Core MSCI International Developed Markets
Shares sold	16,050,000	$918,799,692	1,200,000	$63,358,724
Shares redeemed	(1,500,000)	(88,018,420)	—	—

Net increase	14,550,000	$830,781,272	1,200,000	$63,358,724

Core MSCI Pacific
Shares sold	1,300,000	$75,691,705	4,500,000	$235,773,555
Shares redeemed	(5,500,000)	(324,547,565)	(700,000)	(35,862,165)

Net increase (decrease)	(4,200,000)	$(248,855,860)	3,800,000	$199,911,390

Core MSCI Total International Stock
Shares sold	56,300,000	$3,533,588,602	66,400,000	$3,586,562,332

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

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Notes to Financial Statements  (continued)

12.	Foreign Withholding Tax Claims

The iShares Core MSCI EAFE, iShares Core MSCI Europe and iShares Core MSCI Total International Stock ETFs have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each Fund is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

13.	Legal Proceedings

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

14.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	131

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF,

iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Pacific ETF and

iShares Core MSCI Total International Stock ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Pacific ETF and iShares Core MSCI Total International Stock ETF (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2018, the related statements of operations for the year ended July 31, 2018, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI Pacific ETF and iShares Core MSCI Total International Stock ETF: statements of changes in net assets for each of the two years in the period ended July 31, 2018.

iShares Core MSCI International Developed Markets ETF: statement of changes in net assets for the year ended July 31, 2018 and the period March 21, 2017 (commencement of operations) through July 31, 2017.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
San Francisco, California
September 25, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information  (unaudited)

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2018:

iShares ETF	Qualified Dividend Income
Core MSCI EAFE	$1,475,254,604
Core MSCI Europe	96,264,329
Core MSCI International Developed Markets	21,081,464
Core MSCI Pacific	20,689,339
Core MSCI Total International Stock	235,894,079

For the fiscal year ended July 31, 2018, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Core MSCI EAFE	$1,644,265,726	$125,685,565
Core MSCI Europe	98,759,498	7,932,460
Core MSCI International Developed Markets	23,406,239	2,012,867
Core MSCI Pacific	28,487,067	1,604,964
Core MSCI Total International Stock	283,318,960	24,505,208

I M P O R T A N T T A X I N F O R M A T I O N	133

Board Review and Approval of Investment Advisory Contract

I. iShares Core MSCI EAFE ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

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from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Core MSCI Europe ETF and iShares Core MSCI Pacific ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

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composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

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Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Core MSCI International Developed Markets ETF and iShares Core MSCI Total International Stock ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional

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information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

138	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Fund increase. However, the Board noted that during the June 12-14, 2018 meeting, the Board approved a permanent reduction to the advisory fee rates charged to the Funds. In addition, the Board noted that, should additional material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	139

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core MSCI EAFE	$1.882360	$—	$—	$1.882360	100%	—%	—%	100%
Core MSCI Europe	1.757406	—	—	1.757406	100	—	—	100
Core MSCI International Developed Markets	1.272361	—	—	1.272361	100	—	—	100
Core MSCI Pacific	1.859666	—	—	1.859666	100	—	—	100
Core MSCI Total International Stock	1.669467	—	—	1.669467	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that a fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core MSCI EAFE ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.07%
Greater than 2.0% and Less than 2.5%	1	0.07
Greater than 1.5% and Less than 2.0%	8	0.58
Greater than 1.0% and Less than 1.5%	51	3.68
Greater than 0.5% and Less than 1.0%	253	18.28
Greater than 0.0% and Less than 0.5%	716	51.74
At NAV	16	1.16
Less than 0.0% and Greater than –0.5%	266	19.22
Less than –0.5% and Greater than –1.0%	54	3.90
Less than –1.0% and Greater than –1.5%	13	0.94
Less than –1.5% and Greater than –2.0%	4	0.29
Less than –6.0%	1	0.07

	1,384	100.00%

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Supplemental Information  (unaudited)  (continued)

iShares Core MSCI Europe ETF

Period Covered: June 12, 2014 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.10%
Greater than 2.0% and Less than 2.5%	3	0.29
Greater than 1.5% and Less than 2.0%	2	0.20
Greater than 1.0% and Less than 1.5%	34	3.33
Greater than 0.5% and Less than 1.0%	123	12.05
Greater than 0.0% and Less than 0.5%	554	54.25
At NAV	10	0.98
Less than 0.0% and Greater than –0.5%	250	24.49
Less than –0.5% and Greater than –1.0%	33	3.23
Less than –1.0% and Greater than –1.5%	9	0.88
Less than –1.5% and Greater than –2.0%	1	0.10
Less than –2.5% and Greater than –3.0%	1	0.10

	1,021	100.00%

iShares Core MSCI International Developed Markets ETF

Period Covered: March 23, 2017 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.31%
Greater than 1.0% and Less than 1.5%	3	0.93
Greater than 0.5% and Less than 1.0%	47	14.64
Greater than 0.0% and Less than 0.5%	192	59.82
At NAV	3	0.93
Less than 0.0% and Greater than –0.5%	60	18.70
Less than –0.5% and Greater than –1.0%	13	4.05
Less than –1.0% and Greater than –1.5%	1	0.31
Less than –3.0% and Greater than –3.5%	1	0.31

	321	100.00%

iShares Core MSCI Pacific ETF

Period Covered: June 12, 2014 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.10%
Greater than 3.5% and Less than 4.0%	1	0.10
Greater than 2.5% and Less than 3.0%	2	0.20
Greater than 2.0% and Less than 2.5%	6	0.59
Greater than 1.5% and Less than 2.0%	14	1.37
Greater than 1.0% and Less than 1.5%	62	6.07
Greater than 0.5% and Less than 1.0%	174	17.04
Greater than 0.0% and Less than 0.5%	373	36.53
At NAV	9	0.88
Less than 0.0% and Greater than –0.5%	234	22.92
Less than –0.5% and Greater than –1.0%	87	8.52
Less than –1.0% and Greater than –1.5%	36	3.53
Less than –1.5% and Greater than –2.0%	13	1.27
Less than –2.0% and Greater than –2.5%	3	0.29
Less than –2.5% and Greater than –3.0%	2	0.20
Less than –3.0% and Greater than –3.5%	3	0.29
Less than –3.5% and Greater than –4.0%	1	0.10

	1,021	100.00%

S U P P L E M E N T AL I N F O R M A T I O N	141

Supplemental Information  (unaudited)  (continued)

iShares Core MSCI Total International Stock ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.07%
Greater than 2.0% and Less than 2.5%	1	0.07
Greater than 1.5% and Less than 2.0%	6	0.43
Greater than 1.0% and Less than 1.5%	56	4.05
Greater than 0.5% and Less than 1.0%	345	24.93
Greater than 0.0% and Less than 0.5%	704	50.88
At NAV	15	1.08
Less than 0.0% and Greater than –0.5%	203	14.67
Less than –0.5% and Greater than –1.0%	41	2.96
Less than –1.0% and Greater than –1.5%	9	0.65
Less than –1.5% and Greater than –2.0%	2	0.14
Less than –2.5% and Greater than –3.0%	1	0.07

	1,384	100.00%

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex which consists of 358 funds as of July 31, 2018. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman(b) (47)	Trustee (since 2013).

Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares

(2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).

Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	143

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (63)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

144	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	145

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JULY 31, 2018

2018 ANNUAL REPORT

iShares Trust

  iShares Edge MSCI Intl Momentum Factor ETF | IMTM | NYSE Arca

  iShares Edge MSCI Intl Quality Factor ETF | IQLT | NYSE Arca

  iShares Edge MSCI Intl Size Factor ETF | ISZE | NYSE Arca

  iShares Edge MSCI Intl Value Factor ETF | IVLU | NYSE Arca

  iShares Edge MSCI USA Momentum Factor ETF | MTUM | Cboe BZX

  iShares Edge MSCI USA Quality Factor ETF | QUAL | Cboe BZX

  iShares Edge MSCI USA Size Factor ETF | SIZE | NYSE Arca

  iShares Edge MSCI USA Value Factor ETF | VLUE | Cboe BZX

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Market Overview

iShares Trust

Global Market Overview

Global equity markets advanced for the 12 months ended July 31, 2018 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 10.97% in U.S. dollar terms for the reporting period.

Global stocks rallied sharply in first half of the reporting period as the MSCI ACWI returned more than 14%. Improving global economic growth drove the advance, particularly in the U.S., Europe, Japan, and China. Strengthening global economic growth led to rising corporate profits across most regions of the world, which was also supportive for global equity markets. By the end of 2017, global earnings estimates for 2018 accelerated at their fastest pace in more than a decade.

However, global equity markets grew increasingly volatile during the latter half of the reporting period, resulting in an almost 3% decline for the MSCI ACWI over the last six months. While the U.S. economy continued to strengthen, economic growth in other regions of the globe slowed. In addition, rising global interest rates and signs of higher inflation weighed on global stocks. Escalating trade tensions between the U.S. and several trading partners, most notably China and Europe, took center stage late in the reporting period, contributing to economic concerns and increased volatility in global equity markets.

For the reporting period, the U.S. stock market returned more than 15%, outpacing other regions of the world. U.S. stocks benefited from a stronger domestic economy, driven by healthy employment growth (which led to an 18-year low in the country’s unemployment rate) and a meaningful increase in manufacturing activity. U.S. income tax reform legislation, passed in December 2017, lowered corporate tax rates and contributed to record profit growth for U.S. companies. As the economy strengthened, the inflation rate rose to its highest level in more than six years. In response, the U.S. Federal Reserve Bank (“Fed”) raised short-term interest rates three times during the reporting period, pushing the federal funds rate target to its highest level in a decade.

Equity markets in the Asia-Pacific region returned approximately 8% in U.S. dollar terms for the reporting period. Japanese stocks posted the best returns in the region as the nation’s economy produced eight consecutive quarters of growth in 2016 and 2017, its longest period of sustained economic growth in more than 20 years. Hong Kong and Australia were also solid performers during the reporting period, benefiting from stronger economic growth, while New Zealand’s equity market declined as the country’s economy slowed markedly.

European stock markets returned approximately 6% in U.S. dollar terms for the reporting period. Equity market gains in Europe were tempered by slowing economic growth and trade tariff concerns during the last six months of the reporting period. Nonetheless, the European Central Bank (“ECB”) announced plans to end its quantitative easing measures by the end of 2018, indicating that the ECB believes the worst of the European economic downturn is over. On a country basis, the best-performing markets in Europe were Portugal, Norway, and France, while Belgium and Spain trailed.

Emerging markets underperformed developed markets during the reporting period, returning more than 4% in U.S. dollar terms. After rising by more than 18% during the first half of the reporting period, emerging markets declined sharply over the ensuing six months as rising global interest rates, a stronger U.S. dollar, and trade tensions led to reduced expectations for growth and corporate profits in emerging economies. The best-performing emerging markets for the reporting period included Russia, Peru, and the Czech Republic, while Turkey and Pakistan declined the most.

M A R K E T O V E R V I E W	5

Fund Summary as of July 31, 2018	iShares® Edge MSCI Intl Momentum Factor ETF

Investment Objective

The iShares Edge MSCI Intl Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, as represented by the MSCI World ex USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	6.41%	6.83%	6.41%	26.41%
Fund Market	6.24	6.91	6.24	26.76
Index	6.74	7.20	6.74	27.97

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 940.90	$ 1.44		$ 1,000.00	$ 1,023.30	$ 1.51		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 22 for more information.

Portfolio Management Commentary

French stocks with high price-momentum were the leading contributors to the Index’s performance during the reporting period, benefiting from strong global demand for luxury consumer goods and commercial aircraft. Australian momentum stocks were also key contributors, benefiting from strong performance by biotechnology and capital markets companies. Other notable contributors to the Index’s return included Canada, led by the banking industry, and the Netherlands, which benefited from exposure to semiconductor manufacturers.

From a sector perspective, information technology stocks contributed the most to the Index’s performance. Semiconductors and semiconductor equipment companies were the leading contributors, benefiting from the development of cloud computing, data storage, autos, and other mass market applications, which led to robust demand for chips. Consistent with the strong performance of information technology stocks generally during the reporting period, high-momentum IT services stocks were also notable contributors, led by data processors and outsourced services companies.

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Fund Summary as of July 31, 2018	iShares® Edge MSCI Intl Momentum Factor ETF

The industrials sector was another top contributor to the Index’s return, led by aerospace and defense companies, which benefited from record defense spending and strong demand for commercial aircraft and cargo planes. Financials stocks detracted the most from the Index’s performance, led by diversified banks as international banks generally continued to be adversely affected by historically low interest rates and inconsistent economic growth.

In terms of relative performance, the Index performed roughly in line with the broader market, as represented by the MSCI World ex USA Index. Earnings growth and economic data in developed countries were strong during the first half of the reporting period, which benefited momentum stocks. However, a sharp increase in market volatility during the second half of the reporting period, in response to slowing economic growth and pronounced geopolitical uncertainty, weighed on momentum-driven stocks.

On a country basis, an overweight position in Japan and an underweight position in the U.K. detracted the most from the Index’s performance relative to the broader market. In contrast, overweight positions in France and Sweden and an underweight position in Australia were the main contributors to relative performance. From an industry perspective, an underweight position in the energy industry and an overweight position in the automobiles and components industry were the main detractors from relative performance, while overweight positions in the semiconductors and semiconductor equipment and consumer durables and apparel industries were the main contributors for the reporting period.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Consumer Discretionary	19.5%
Financials	17.5
Industrials	12.6
Information Technology	12.0
Consumer Staples	9.4
Energy	9.3
Health Care	7.9
Materials	7.1
Real Estate	2.3
Utilities	1.6
Telecommunication Services	0.8

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

Japan	31.2%
France	10.9
United Kingdom	9.0
Australia	7.4
Hong Kong	7.0
Germany	6.3
Canada	4.4
Switzerland	4.4
Netherlands	3.7
Singapore	3.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of July 31, 2018	iShares® Edge MSCI Intl Quality Factor ETF

Investment Objective

The iShares Edge MSCI Intl Quality Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher quality characteristics identified through three fundamental variables: return on equity, earnings variability and debt-to-equity, as represented by the MSCI World ex USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.97%	7.00%	7.97%	27.11%
Fund Market	7.25	6.92	7.25	26.78
Index	8.13	7.27	8.13	28.29

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 976.80	$ 1.47		$ 1,000.00	$ 1,023.30	$ 1.51		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 22 for more information.

Portfolio Management Commentary

The leading contribution to the Index’s performance during the reporting period came from high-quality stocks in the U.K. and France. Key contributors in both countries were industries benefiting from a rebound in commodities prices. Additionally, a number of French companies advanced on strong global demand for luxury consumer goods. Other meaningful contributors to the Index’s return included high-quality stocks in three countries from the Asia/Pacific region — Australia, Hong Kong, and Japan — all of which are significant trade partners with China. The only country to detract meaningfully from the Index’s performance was Sweden, where a struggling retail industry detracted from the Index’s return.

From a sector perspective, the energy sector contributed the most to the Index’s performance, led by integrated oil and gas companies, which benefited from a recovery in oil prices. Healthcare stocks also contributed meaningfully to the Index’s return as the pharmaceuticals, healthcare equipment and supplies, and biotechnology industries

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Fund Summary as of July 31, 2018	iShares® Edge MSCI Intl Quality Factor ETF

benefited from an aging global population and rising medical costs. The industrials, information technology, and materials sectors were also notable contributors to the Index’s performance, advancing on generally stronger economic growth and commodities prices. Telecommunication services was the only sector to detract from the Index’s performance, largely due to intense competition and costly network upgrades.

In terms of relative performance, the Index outperformed the broader market, as represented by the MSCI World ex USA Index. This reflected the solid performance of high-quality companies, particularly in the second half of the reporting period, which was characterized by positive but volatile markets, deteriorating economic growth in many regions, and pronounced geopolitical uncertainty.

The leading contributors to relative return by country included overweight positions in the U.K. and Hong Kong. Positioning among stocks in France, Denmark, Australia, and the Netherlands also contributed. In contrast, an underweight position in Japan and an overweight position in Sweden detracted the most from the Index’s performance relative to the broader market. From an industry perspective, an underweight position in the banking industry contributed the most to performance relative to the broader market. Another key contribution to relative performance came from an overweight position in the pharmaceuticals, biotechnology, and life sciences industry. In contrast, an overweight position in the retail industry and an underweight position in capital goods companies detracted the most from the Index’s performance relative to the broader market.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	21.4%
Industrials	14.0
Consumer Discretionary	11.2
Consumer Staples	10.4
Health Care	10.3
Materials	8.4
Energy	7.6
Information Technology	6.8
Telecommunication Services	3.6
Real Estate	3.2
Utilities	3.1

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United Kingdom	17.0%
Switzerland	11.2
Germany	10.7
Japan	10.7
France	10.5
Canada	7.7
Hong Kong	7.5
Australia	5.4
Netherlands	3.7
Denmark	3.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of July 31, 2018	iShares® Edge MSCI Intl Size Factor ETF

Investment Objective

The iShares Edge MSCI Intl Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI World ex USA Risk Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	5.89%	6.33%	5.89%	21.14%
Fund Market	5.19	6.17	5.19	20.58
Index	6.04	6.48	6.04	21.65

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/16/15. The first day of secondary market trading was 6/18/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 958.70	$ 1.46		$ 1,000.00	$ 1,023.30	$ 1.51		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 22 for more information.

Portfolio Management Commentary

Japanese stocks were the largest contributor to the Index’s performance for the reporting period. A combination of rising export demand, relatively low valuations, and ongoing monetary stimulus benefited smaller-capitalization Japanese stocks, despite volatility related to the Japanese yen and the sustainability of monetary policy. European equities also contributed to the Index’s return, led by the U.K. and France. Both countries posted strong gains during the first half of the reporting period, benefiting from investors’ optimism for global growth; however, slowing growth in the U.K. and Eurozone during the second half of the reporting period led to declining stock prices in both countries.

From a sector perspective, smaller-capitalization industrials stocks were the largest contributors to the Index’s return. Aerospace and defense stocks benefited from increased commercial air traffic and global defense spending, while transportation stocks advanced on improving global trade and increased demand for shipping. The healthcare sector contributed to the Index’s performance, due to an aging global population and rising medical costs. The information technology sector also contributed

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Fund Summary as of July 31, 2018	iShares® Edge MSCI Intl Size Factor ETF

to the Index’s performance, reflecting gains in the software and IT services industries as demand for application software and outsourcing remained relatively strong. Consumer-based stocks also contributed to the Index’s performance as unemployment declined in many developed countries, leading to steady demand for consumer goods and services. Telecommunications services stocks detracted from the Index’s return, largely due to intense competition and costly network upgrades.

In terms of relative performance, the Index underperformed the broader market, as represented by the MSCI World ex USA Index. The broader market’s gains continued to be concentrated in large-capitalization international stocks, which detracted from the Index’s relative performance despite stronger returns for small-capitalization stocks in the last few months of the reporting period.

Underweight positions in the U.K. and France were the main country-level detractors from the Index’s return relative to the broader market for the reporting period. On a positive note, an overweight position in Hong Kong and an underweight position in Spain contributed to the Index’s relative performance. From an industry perspective, underweight positions in the energy and automobiles and components industries were the main detractors from the Index’s relative performance, while underweight positions in the banking and food, beverage, and tobacco industries were the main contributors for the reporting period.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	18.6%
Financials	17.2
Consumer Discretionary	12.2
Consumer Staples	9.9
Real Estate	9.4
Materials	7.0
Health Care	6.5
Utilities	6.2
Information Technology	5.1
Telecommunication Services	4.2
Energy	3.7

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
Japan	21.9%
Canada	12.3
United Kingdom	9.7
France	8.2
Australia	7.7
Germany	6.5
Switzerland	5.9
Hong Kong	5.8
Singapore	3.5
Sweden	3.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of July 31, 2018	iShares® Edge MSCI lntl Value Factor ETF

Investment Objective

The iShares Edge MSCI Intl Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI World ex USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	6.50%	3.95%	6.50%	12.88%
Fund Market	6.01	4.01	6.01	13.07
Index	6.52	4.00	6.52	13.03

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/16/15. The first day of secondary market trading was 6/18/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 940.50	$ 1.44		$ 1,000.00	$ 1,023.30	$ 1.51		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 22 for more information.

Portfolio Management Commentary

Japan was the largest contributor to the Index’s performance for the reporting period. A combination of rising export demand, relatively low stock valuations, and ongoing monetary stimulus benefited Japanese stocks, which gained overall despite volatility related to the Japanese yen and the sustainability of monetary policy. The U.K. was another important contributor to the Index’s return as the strong performance of lower-valuation stocks was driven by industries benefiting from a rebound in commodities prices. On the downside, Israel and France detracted from the Index’s performance amid weakness in both countries’ pharmaceutical stocks.

From a sector perspective, energy stocks contributed the most to the Index’s return, led by integrated oil and gas companies. These companies benefited from a recovery in oil prices. The consumer discretionary and consumer staples sectors also contributed to the Index’s performance as unemployment declined in many developed countries, leading to steady demand for consumer goods and services. In particular, the autos and components industry was a strong contributor to the Index’s return as concerns about tariffs and an expected trade war failed to affect automobile makers’ sales or profits. On the downside, financials stocks detracted the most from the Index’s

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Fund Summary as of July 31, 2018	iShares® Edge MSCI Intl Value Factor ETF

performance. Banks and diversified financials companies also detracted as international lenders were generally hindered by historically low interest rates and a slowdown in economic growth during the second half of the reporting period.

In terms of relative performance, the Index outperformed the broader market, as represented by the MSCI World ex USA Index. This reflected the solid performance of value-oriented companies in late 2017 and early 2018, though these stocks generally struggled late in the reporting period amid increasing trade tensions and geopolitical risk in Europe and Asia.

An overweight position in Japan and an underweight position in the U.K. were the main contributors to the Index’s return at the country level relative to the broader market. On the downside, overweight positions in France and Israel were the primary detractors. In industry terms, an overweight position in the automobiles and components industry and in food and staples retailers contributed the most to relative performance. However, an overweight position in value-oriented pharmaceutical, biotechnology, and life sciences companies and an underweight position in the software and services industries detracted the most from performance relative to the broader market.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	21.7%
Industrials	13.4
Consumer Discretionary	11.5
Consumer Staples	10.8
Health Care	10.4
Materials	8.1
Energy	7.5
Information Technology	6.7
Telecommunication Services	3.6
Utilities	3.2
Real Estate	3.1

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
Japan	38.9%
United Kingdom	17.1
France	11.3
Germany	6.9
Netherlands	3.8
Hong Kong	3.7
Spain	3.4
Italy	2.8
Canada	2.6
Switzerland	2.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

Fund Summary as of July 31, 2018	iShares® Edge MSCI USA Momentum Factor ETF

Investment Objective

The iShares Edge MSCI USA Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, as represented by the MSCI USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	22.86%	16.92%	17.12%	22.86%	118.47%	130.83%
Fund Market	22.82	16.88	17.12	22.82	118.15	130.78
Index	23.02	17.13	17.34	23.02	120.45	132.91

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 1,007.20	$ 0.75	$ 1,000.00	$ 1,024.10	$ 0.75	0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 22 for more information.

Portfolio Management Commentary

Stocks with relatively high price momentum in the information technology sector were the primary contributors to the Index’s performance during the reporting period. Strong sales of software, cloud-based services, and hardware led to robust earnings growth in the sector. Software and services companies led the advance amid an ongoing move toward cloud computing and online subscription-based services. Electronic payment processors within the IT services industry were also key contributors to the Index’s return, benefiting from rising volumes of digital payments. The semiconductors and semiconductor equipment industry also bolstered the Index’s return, as rising demand for memory chips used in broad consumer and business applications drove chipmakers’ revenue and stock price gains.

The financials sector also contributed significantly to the Index’s performance, driven largely by diversified banks, which posted record profits due largely to favorable corporate tax legislation and the supportive economic environment. The consumer discretionary and industrials sectors were additional contributors to the Index’s performance. The consumer discretionary sector’s gains were driven primarily by internet and direct marketing retailers, several of which posted record profit growth due

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Fund Summary as of July 31, 2018	iShares® Edge MSCI USA Momentum Factor ETF

to rapidly rising revenues from cloud-based services, advertising to third-party sellers, online purchases, and content-streaming services. The most significant contributors in the industrials sector were aerospace and defense stocks, which advanced on strong air travel business and the subsequent rise in demand for commercial aircraft.

In terms of relative performance, the Index strongly outperformed the broader market, as represented by the MSCI USA Index. Solid economic data and strong corporate earnings growth led investors to favor stocks with rising price momentum.

Reflecting the Index’s emphasis on stocks exhibiting stronger momentum characteristics, overweight positions in two information technology industries — semiconductor and semiconductor equipment and software and services — were the leading contributors to relative performance compared to the broader market. Overweight positions in banks, capital goods, and healthcare equipment and services companies were also strong relative contributors. Conversely, underweight positions in the energy and pharmaceuticals, biotechnology, and life sciences industries detracted from the Index’s relative performance as these industries posted strong returns during the reporting period.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	40.6%
Consumer Discretionary	19.6
Financials	12.8
Industrials	10.9
Health Care	8.8
Energy	4.2
Consumer Staples	2.6
Other (each representing less than 1%)	0.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
Amazon. com Inc.	5.6%
Microsoft Corp.	5.4
Visa Inc., Class A	4.9
Boeing Co. (The)	4.9
JPMorgan Chase & Co.	4.5
Mastercard Inc., Class A	4.5
Cisco Systems Inc.	3.7
Intel Corp.	3.3
Netflix Inc.	3.2
Adobe Systems Inc.	2.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	15

Fund Summary as of July 31, 2018	iShares® Edge MSCI USA Quality Factor ETF

Investment Objective

The iShares Edge MSCI USA Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics identified through three fundamental variables: return on equity, earnings variability and debt-to-equity, as represented by the MSCI USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	17.36%	13.48%	13.38%	17.36%	88.20%	88.43%
Fund Market	17.32	13.47	13.39	17.32	88.07	88.45
Index	17.53	13.66	13.57	17.53	89.65	89.90

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/16/13. The first day of secondary market trading was 7/18/13.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Quality Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Sector Neutral Quality Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,008.00	$ 0.75		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 22 for more information.

Portfolio Management Commentary

The information technology sector was the leading contributor to the Index’s return during the reporting period, driven largely by high-quality software and services companies. In particular, electronic payment processors benefited from rising volumes of digital payments. Software companies also contributed amid an ongoing move toward cloud computing and online subscription-based services. Additionally, semiconductor manufacturers benefited from increasing demand for memory chips used in broad consumer and business applications, which drove chipmakers’ revenues and stock price gains.

The consumer discretionary and financials sectors were also significant contributors to the Index’s performance. In the consumer discretionary sector, retailers and textile and apparel manufacturers performed well as economic strength bolstered consumer spending, leading to rising sales. The financials sector’s main performance drivers

16	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Edge MSCI USA Quality Factor ETF

were capital markets companies. Asset managers benefited from rising advisory fees and assets under management, while discount brokers appreciated on higher trading revenues and increasing interest income.

The industrials, healthcare, and energy sectors were smaller, though meaningful, contributors to the Index’s return. Among industrials stocks, capital goods companies gained on growing demand for business equipment, which was reflected in improving industrial production data. Beneficial economic conditions and the expected increase in demand for healthcare goods and services, by the aging baby-boomer generation, led to positive earnings and revenue for healthcare stocks. The energy sector benefited from rising oil prices, which led to strong earnings growth for many of the major oil producers. On the downside, the telecommunication services sector detracted slightly from the Index’s performance as intense price competition decreased profit margins in the sector.

In terms of relative performance, the Index outperformed the broader market, as represented by the MSCI USA Index. High-quality companies are considered to be defensive stocks, and as the broad U.S. equity market reached new highs throughout the reporting period, investors increasingly shifted toward higher-quality stocks, leading to their outperformance.

Overweight positions in the diversified financials and consumer durables and apparel industries were the leading relative contributors compared to the broader market. On the downside, an overweight positions in the retail industry and an underweight position in banks detracted from relative performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	25.9%
Health Care	14.7
Financials	13.5
Consumer Discretionary	13.2
Industrials	10.1
Consumer Staples	6.6
Energy	6.3
Utilities	2.8
Real Estate	2.8
Materials	2.3
Telecommunication Services	1.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
Apple Inc.	4.6%
Johnson & Johnson	4.6
Mastercard Inc., Class A	4.1
Visa Inc., Class A	3.4
Exxon Mobil Corp.	3.3
Altria Group Inc.	3.1
3M Co.	2.7
NVIDIA Corp.	2.5
BlackRock Inc.	2.5
NIKE Inc., Class B	2.3

(a)	Excludes money market funds.

F u n d S u m m a r y	17

Fund Summary as of July 31, 2018	iShares® Edge MSCI USA Size Factor ETF

Investment Objective

The iShares Edge MSCI USA Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI USA Risk Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	12.16%	12.11%	12.76%	12.16%	77.07%	88.86%
Fund Market	12.07	12.11	12.76	12.07	77.06	88.81
Index	12.31	12.26	12.93	12.31	78.29	90.23

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,005.60	$ 0.75		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 22 for more information.

Portfolio Management Commentary

The information technology sector was the leading contributor to the Index’s return during the reporting period, with the sector’s advance driven primarily by smaller-capitalization software and services companies. In particular, electronic payment processors were significant contributors to the Index’s performance, benefiting from increasing volumes of digital payments. Software companies also contributed to the Index’s return amid an ongoing move toward cloud computing and online subscription-based services.

The industrials and financials sectors were also significant contributors to the Index’s return. Capital goods companies were key drivers of the industrials sector’s gains, benefiting from improving industrial production data. Within the industry, aerospace and defense stocks advanced on strong air travel and the subsequent increase in demand for commercial aircraft. The diversified financials industry drove the financials sector’s contribution to the Index’s return as capital markets stocks benefited from

18	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Edge MSCI USA Size Factor ETF

increasing trading volumes due to heightened market volatility, as well as increased underwriting revenues. Asset managers benefited from rising advisory fees and assets under management, while discount brokers appreciated on higher trading revenues and increasing interest income.

Healthcare and consumer discretionary stocks also contributed meaningfully to the Index’s performance. Healthcare stocks gained amid an expected increase in demand for healthcare goods and services by the aging baby-boomer generation, which led to positive earnings and revenue. In the consumer discretionary sector, the retail industry advanced as economic strength bolstered consumer spending, leading to an increase in sales, particularly for automotive, apparel, and home improvement retailers. On the downside, the telecommunication services sector detracted marginally from the Index’s return due to its highly competitive environment.

In terms of relative performance, the Index underperformed the broader market, as represented by the MSCI USA Index. Despite the strong performance of smaller-capitalization stocks, particularly during the latter half of the reporting period, the broad market’s advance was primarily driven by large-capitalization stocks.

Underweight positions in the software and services, retail, and technology hardware and equipment industries were the main detractors from the Index’s performance relative to the broader U.S. market. In contrast, overweight positions in the capital goods, food, beverage, and tobacco, and commercial and professional services industries contributed to the Index’s relative performance during the reporting period.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	16.4%
Industrials	14.0
Information Technology	13.5
Consumer Discretionary	12.3
Health Care	10.2
Utilities	9.7
Consumer Staples	7.8
Real Estate	7.8
Materials	4.2
Energy	3.1
Telecommunication Services	1.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
Evergy Inc.	0.6%
PepsiCo Inc.	0.5
Coca-Cola Co. (The)	0.5
Republic Services Inc.	0.4
Procter & Gamble Co. (The)	0.4
Waste Management Inc.	0.4
Southern Co. (The)	0.4
DTE Energy Co.	0.4
Johnson & Johnson	0.4
Marsh & McLennan Companies Inc.	0.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	19

Fund Summary as of July 31, 2018	iShares® Edge MSCI USA Value Factor ETF

Investment Objective

The iShares Edge MSCI USA Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	16.47%	11.73%	12.90%	16.47%	74.08%	90.03%
Fund Market	16.46	11.73	12.90	16.46	74.12	90.06
Index	16.64	11.90	13.08	16.64	75.45	91.60

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Value Weighted Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Enhanced Value Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(02/01/18)	(07/31/18)	the Period	(a)	(02/01/18)	(07/31/18)	the Period	(a)	Ratio
$ 1,000.00	$ 990.30	$ 0.74		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 22 for more information.

Portfolio Management Commentary

The information technology sector was the leading contributor to the Index’s performance during the reporting period. Within the sector, several leading value-oriented technology hardware and equipment companies drove returns, benefiting from higher sales of smartphone equipment and purchases of online services and applications by smartphone users. Semiconductor manufacturers also contributed to the Index’s performance as increasing demand for memory chips used in broad consumer and business applications drove chipmakers’ steady revenue and stock price gains. The energy sector also significantly contributed to the Index’s performance as growing U.S. shale production bolstered light crude oil profit margins for refining companies. In addition, increasing oil prices combined with cost containment led to strong profit growth for many of the major oil producers.

20	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Edge MSCI USA Value Factor ETF

The financials, consumer discretionary, and industrials sectors also added to the Index’s return. The financials sector advanced as large banks posted record profits, due in part to favorable corporate tax legislation and a beneficial economic environment. In the consumer discretionary sector, multiline retailers posted solid gains, benefiting from higher sales, which improved due to loyalty programs and increased online purchases. Gains in the industrials sector were driven primarily by transportation stocks, which benefited from increased intermodal shipping volumes and strong air travel. On the downside, the telecommunication services sector detracted slightly from the Index’s performance as intense price competition decreased profit margins in the sector.

In terms of relative performance, value stocks outperformed the broader market, as represented by the MSCI USA Index, in the first half of the reporting period, benefiting from increasing interest rates and the expectation of benefits from federal tax reform legislation. However, the Index underperformed the broader market in the second half of the reporting period due to greater volatility and heightened market uncertainty. Overall, the Index slightly outperformed the broader market for the reporting period.

Overweight positions in the technology hardware and equipment and semiconductors and semiconductor equipment industries were leading contributors to the Index’s relative return as compared to the broader market. In contrast, underweight positions in the software and services and retail industries detracted from relative performance.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	25.4%
Health Care	14.5
Financials	14.1
Consumer Discretionary	12.7
Industrials	10.0
Consumer Staples	6.7
Energy	6.4
Materials	2.9
Utilities	2.8
Real Estate	2.7
Telecommunication Services	1.8

TEN LARGEST HOLDINGS
Security	Percent of Total Investments
Apple Inc.	10.4%
Pfizer Inc.	3.7
Bank of America Corp.	3.4
General Motors Co.	3.4
Chevron Corp.	3.2
Intel Corp.	3.1
Citigroup Inc.	3.0
Cisco Systems Inc.	2.9
Walmart Inc.	2.4
Gilead Sciences Inc.	2.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	21

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments	iShares® Edge MSCI Intl Momentum Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.4%
Alumina Ltd.	67,586	$142,189
Aristocrat Leisure Ltd.	18,803	450,096
ASX Ltd.	4,371	213,453
BHP Billiton Ltd.	84,788	2,197,274
BlueScope Steel Ltd.	17,108	224,602
Cochlear Ltd.	1,739	262,898
Computershare Ltd.	10,032	135,657
CSL Ltd.	18,775	2,744,151
Flight Centre Travel Group Ltd.	2,303	116,437
Healthscope Ltd.	39,997	64,820
Insurance Australia Group Ltd.	98,089	586,272
James Hardie Industries PLC	10,340	165,265
Macquarie Group Ltd.	8,413	768,144
Origin Energy Ltd.(a)	47,235	343,069
REA Group Ltd.	1,927	124,344
Rio Tinto Ltd.	11,515	695,092
Santos Ltd.(a)	61,288	290,682
SEEK Ltd.	9,729	154,559
South32 Ltd.	128,688	341,530
Treasury Wine Estates Ltd.	31,725	434,424

		10,454,958
Austria — 0.3%
Erste Group Bank AG	8,178	353,658
Raiffeisen Bank International AG	2,733	91,232

		444,890
Belgium — 1.0%
Ageas	3,995	214,319
Groupe Bruxelles Lambert SA	1,927	204,906
KBC Group NV	4,561	350,935
Umicore SA	11,186	654,409

		1,424,569
Canada — 4.4%
Bausch Health Companies Inc.(a)	10,152	220,428
Bombardier Inc., Class B(a)	73,226	275,582
CAE Inc.	9,313	193,842
Canadian Pacific Railway Ltd.	2,726	540,133
Canadian Tire Corp. Ltd., Class A, NVS	1,598	217,448
CGI Group Inc., Class A(a)	5,922	381,973
Constellation Software Inc./Canada	953	690,252
Dollarama Inc.	7,332	264,673
Finning International Inc.	2,303	60,246
Magna International Inc.	8,930	543,482
Methanex Corp.	1,504	103,801
Shopify Inc., Class A(a)(b)	4,706	655,009
Toronto-Dominion Bank (The)	29,950	1,775,147
West Fraser Timber Co. Ltd.	1,423	88,309
WSP Global Inc.	2,491	141,463

		6,151,788
Denmark — 0.8%
DSV A/S	4,753	398,917
Orsted A/S(c)	7,708	475,754
William Demant Holding A/S(a)	5,881	281,338

		1,156,009
Finland — 1.4%
Elisa OYJ	3,619	157,393
Fortum OYJ	13,348	335,471
Neste OYJ	7,755	640,788

Security	Shares	Value

Finland (continued)
Stora Enso OYJ, Class R	20,593	$340,581
UPM-Kymmene OYJ	15,745	559,305

		2,033,538
France — 10.8%
Accor SA, NVS	4,794	247,255
Aeroports de Paris, NVS	1,749	391,684
Airbus SE	17,164	2,128,771
Alstom SA, NVS	4,256	191,122
Arkema SA, NVS	1,134	142,303
Bouygues SA, NVS	3,819	168,057
Capgemini SE	4,042	519,282
Dassault Aviation SA, NVS	94	173,776
Dassault Systemes SE, NVS	5,640	843,363
Edenred, NVS	5,781	227,746
Eiffage SA, NVS	2,021	226,346
Electricite de France SA, NVS	14,664	219,618
Eurazeo SA, NVS	916	70,897
Faurecia SA, NVS	2,820	191,835
Hermes International, NVS	1,363	863,732
ICADE	611	59,194
Ipsen SA, NVS	1,192	198,257
Kering SA, NVS	3,726	1,987,981
LVMH Moet Hennessy Louis Vuitton SE, NVS	8,922	3,119,752
Pernod Ricard SA, NVS	6,298	1,016,551
Remy Cointreau SA, NVS	674	92,110
Renault SA, NVS	2,961	260,844
Safran SA	9,260	1,149,017
Thales SA, NVS	3,196	420,505
Ubisoft Entertainment SA, NVS(a)	3,337	368,737

		15,278,735
Germany — 5.4%
1&1 Drillisch AG	1,457	86,687
Allianz SE, Registered	7,581	1,677,700
Axel Springer SE	2,397	179,215
Continental AG	1,598	368,339
Deutsche Boerse AG	7,614	1,004,018
Deutsche Lufthansa AG, Registered	5,781	162,337
Deutsche Wohnen SE	9,588	467,360
Linde AG	3,055	754,578
Puma SE	191	95,873
RTL Group SA	893	66,609
TUI AG	18,471	395,181
Uniper SE	6,721	209,888
United Internet AG,Registered(d)	2,726	146,720
Volkswagen AG	141	24,433
Vonovia SE	13,489	653,566
Wirecard AG	7,050	1,317,755

		7,610,259
Hong Kong — 7.0%
AIA Group Ltd.	451,200	3,938,653
BOC Hong Kong Holdings Ltd.	94,000	455,197
Galaxy Entertainment Group Ltd.	106,000	851,685
Hang Seng Bank Ltd.	24,000	653,282
Hong Kong & China Gas Co. Ltd.	360,500	735,963
Hong Kong Exchanges & Clearing Ltd.	40,100	1,183,507
Kerry Properties Ltd.	25,000	126,638
Link REIT	70,500	698,967
Melco Resorts & Entertainment Ltd., ADR	7,306	188,933
MGM China Holdings Ltd.	18,800	40,441

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued)	iShares® Edge MSCI Intl Momentum Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sands China Ltd.	75,200	$387,157
Techtronic Industries Co. Ltd.	47,500	264,523
WH Group Ltd.(c)	164,500	132,067
Wynn Macau Ltd.	75,200	221,370

		9,878,383
Ireland — 0.5%
Kerry Group PLC, Class A	3,368	357,424
Smurfit Kappa Group PLC.	10,058	412,834

		770,258
Israel — 0.5%
Bank Leumi Le-Israel BM	48,184	301,765
Frutarom Industries Ltd.	1,504	151,813
Nice Ltd.(a)	2,491	271,517

		725,095
Italy — 2.4%
Eni SpA	67,821	1,306,484
Ferrari NV	3,290	438,069
Fiat Chrysler Automobiles NV(a)	43,071	735,670
Moncler SpA	11,092	489,538
Poste Italiane SpA(c)	17,343	161,647
Tenaris SA	14,946	273,331

		3,404,739
Japan — 31.1%
Aeon Co. Ltd.	28,200	570,978
Asahi Group Holdings Ltd.	10,200	494,054
Asahi Kasei Corp.	37,600	500,650
Astellas Pharma Inc.	38,400	623,477
Chiba Bank Ltd. (The)	14,100	100,264
Chubu Electric Power Co. Inc.	18,800	288,953
Chugai Pharmaceutical Co. Ltd.	9,400	476,130
Coca-Cola Bottlers Japan Holdings Inc.	4,700	168,997
CyberAgent Inc.	4,700	246,462
Daifuku Co. Ltd.	5,800	253,109
Daiichi Sankyo Co. Ltd.	34,300	1,416,246
Don Quijote Holdings Co. Ltd.	4,700	219,171
Eisai Co. Ltd.	9,400	804,635
FamilyMart UNY Holdings Co. Ltd.(b)	4,700	436,663
Fast Retailing Co. Ltd.	1,900	827,452
Hamamatsu Photonics KK	4,700	198,597
Hisamitsu Pharmaceutical Co. Inc.	4,700	342,612
Hitachi Construction Machinery Co. Ltd.	5,000	159,460
Honda Motor Co. Ltd.	37,600	1,126,925
Idemitsu Kosan Co. Ltd.	4,700	211,194
Inpex Corp.	28,200	309,988
ITOCHU Corp.	42,300	748,204
J Front Retailing Co. Ltd.	4,700	68,648
Japan Airlines Co. Ltd.	4,700	173,112
JGC Corp.	9,400	181,635
JXTG Holdings Inc.	131,600	963,429
Kakaku.com Inc.	4,700	98,753
Kao Corp.	15,500	1,126,706
Keisei Electric Railway Co. Ltd.	4,700	155,981
Keyence Corp.	3,200	1,684,045
Kikkoman Corp.	9,400	444,220
Kirin Holdings Co. Ltd.	28,800	735,051
Kobayashi Pharmaceutical Co. Ltd.	4,700	390,897
Komatsu Ltd.	18,800	550,363
M3 Inc.	9,400	356,468
Makita Corp.	5,000	223,781

Security	Shares	Value

Japan (continued)
Marui Group Co. Ltd.	9,400	$186,085
Medipal Holdings Corp.	4,700	95,184
MINEBEA MITSUMI Inc.	9,400	167,527
MISUMI Group Inc.	9,400	238,653
Mitsubishi Corp.	35,300	982,938
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,100	85,149
Mitsui &Co. Ltd.	56,400	941,428
Nexon Co. Ltd.(a)	14,100	202,166
NGK Spark Plug Co. Ltd.	4,700	134,778
Nidec Corp.	9,400	1,358,692
Nintendo Co. Ltd.	2,800	919,493
Nissan Chemical Corp.	4,700	209,724
Nisshin Seifun Group Inc.	14,100	275,223
Nomura Real Estate Holdings Inc.	4,700	102,238
Nomura Research Institute Ltd.	4,700	225,049
Obic Co. Ltd.	4,700	402,233
Oji Holdings Corp.	47,000	277,953
Omron Corp.	1,700	76,541
Oriental Land Co. Ltd./Japan	10,500	1,137,797
Otsuka Corp.	4,700	183,062
Otsuka Holdings Co. Ltd.	10,800	496,873
Panasonic Corp.	34,800	447,047
Pola Orbis Holdings Inc.	4,700	181,803
Recruit Holdings Co. Ltd.	20,100	548,557
Rohm Co. Ltd.	300	25,460
Ryohin Keikaku Co. Ltd.	800	256,209
SBI Holdings Inc./Japan	14,100	383,549
Shimadzu Corp.	9,400	267,036
Shiseido Co. Ltd.	23,500	1,723,557
Showa Shell Sekiyu KK	9,400	153,840
SMC Corp./Japan	1,600	535,716
Sony Corp.	47,000	2,446,989
SUMCO Corp.	4,700	100,055
Sumitomo Corp.	42,300	693,412
Sumitomo Dainippon Pharma Co. Ltd.	4,700	90,817
Sumitomo Metal Mining Co. Ltd.	6,100	218,791
Sumitomo Realty & Development Co. Ltd.	12,000	438,235
Sundrug Co. Ltd.	4,700	187,681
Suzuki Motor Corp.	5,700	333,578
Sysmex Corp.	4,700	443,800
TDK Corp.	4,700	500,902
Terumo Corp.	14,100	772,137
Tobu Railway Co. Ltd.	9,700	285,090
Tokyo Electron Ltd.	6,200	1,060,934
Tokyo Tatemono Co. Ltd.	4,700	63,022
Tokyu Fudosan Holdings Corp.	23,500	159,130
TOTO Ltd.	4,700	218,751
Toyota Motor Corp.	50,900	3,321,641
Trend Micro Inc./Japan	5,200	306,128
Unicharm Corp.	14,100	427,887
Yamaha Corp.	4,700	219,171
Yamato Holdings Co. Ltd.	9,400	271,487
Yaskawa Electric Corp.	9,700	318,019
Yokogawa Electric Corp.	4,700	83,176

		43,859,703
Netherlands — 3.7%
Aegon NV	49,397	326,091
ASML Holding NV	9,139	1,962,182
EXOR NV	2,504	164,889
Koninklijke Ahold Delhaize NV	41,125	1,046,814

24	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI Intl Momentum Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke DSM NV	7,399	$789,017
NN Group NV	9,212	407,643
Wolters Kluwer NV	7,491	451,916

		5,148,552
New Zealand — 0.5%
a2 Milk Co. Ltd.(a)	41,669	296,732
Fisher & Paykel Healthcare Corp. Ltd.	15,812	159,319
Ryman Healthcare Ltd.	26,273	217,681

		673,732
Norway — 1.6%
Aker BP ASA	5,593	200,179
Equinor ASA	51,089	1,358,226
Marine Harvest ASA	11,266	246,621
Telenor ASA	19,364	379,090

		2,184,116
Portugal — 0.1%
Galp Energia SGPS SA	8,480	174,528

Singapore — 3.5%
DBS Group Holdings Ltd.	106,200	2,086,865
Keppel Corp. Ltd.	32,900	166,035
Oversea-Chinese Banking Corp. Ltd.	138,300	1,175,443
SATS Ltd.	23,500	89,595
United Overseas Bank Ltd.	65,200	1,294,134
Venture Corp. Ltd.	9,400	115,178

		4,927,250
Spain — 0.8%
Amadeus IT Group SA	11,949	1,020,608
Bankinter SA	15,886	153,569

		1,174,177
Sweden — 2.2%
Alfa Laval AB	6,126	168,514
Hexagon AB, Class B	9,635	587,977
Kinnevik AB, Class B	9,165	316,781
Lundin Petroleum AB	7,097	234,317
Swedish Match AB	9,635	527,227
Tele2 AB, Class B	10,595	142,347
Telefonaktiebolaget LM Ericsson, Class B	90,992	713,309
Telia Co. AB	78,960	380,127

		3,070,599
Switzerland — 4.4%
Barry Callebaut AG, Registered	94	160,465
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	47	324,253
Credit Suisse Group AG, Registered	48,457	781,675
Givaudan SA, Registered	209	490,411
Julius Baer Group Ltd.	5,043	277,314
Pargesa Holding SA, Bearer	1,927	161,362
Partners Group Holding AG	624	474,303
Sika AG, Registered	2,036	289,770
Straumann Holding AG, Registered	282	219,333
Swatch Group AG (The), Bearer	1,222	549,159
Swatch Group AG (The), Registered	329	27,134
Swiss Prime Site AG, Registered	1,316	120,766
Swiss Re AG	6,298	577,508
Temenos AG, Registered	1,927	310,461
Vifor Pharma AG	1,880	356,441

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	3,294	$1,013,820

		6,134,175
United Kingdom — 9.0%
Ashtead Group PLC	11,100	340,860
Croda International PLC	3,827	258,032
easyJet PLC	5,828	123,771
Ferguson PLC	4,090	322,440
Hargreaves Lansdown PLC	9,635	262,380
InterContinental Hotels Group PLC	4,794	296,001
J Sainsbury PLC	52,217	223,981
London Stock Exchange Group PLC	9,259	534,038
Next PLC	3,384	263,497
NMC Health PLC	4,277	212,969
Pearson PLC	21,197	257,087
Royal Dutch Shell PLC, Class A	103,071	3,535,570
Royal Dutch Shell PLC, Class B	89,488	3,135,965
Royal Mail PLC	53,345	328,114
Segro PLC	43,727	381,437
Sky PLC	51,747	1,034,139
Tesco PLC	350,902	1,198,150

		12,708,431

Total Common Stocks — 98.8% (Cost: $134,403,538)		139,388,484

Preferred Stocks

Germany — 0.9%
Porsche Automobil Holding SE, Preference Shares, NVS	3,901	264,277
Sartorius AG, Preference Shares, NVS	1,974	321,045
Volkswagen AG, Preference Shares, NVS	4,042	719,901

		1,305,223
Italy — 0.1%
Intesa Sanpaolo SpA, Preference Shares, NVS	32,101	102,501

Total Preferred Stocks — 1.0% (Cost: $1,531,238)		1,407,724

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(e)(f)(g)	625,910	626,098
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(e)(f)	36,826	36,826

		662,924

Total Short-Term Investments — 0.5% (Cost: $662,879)		662,924

Total Investments in Securities — 100.3% (Cost: $136,597,655)		141,459,132

Other Assets, Less Liabilities — (0.3)%		(438,209)

Net Assets — 100.0%		$141,020,923

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued)	iShares® Edge MSCI Intl Momentum Factor ETF
July 31, 2018

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	315,957	309,953	625,910	$626,098	$5,277	(b)	$(92)	$63
BlackRock Cash Funds: Treasury, SL Agency Shares	2,723	34,103	36,826	36,826	1,714		—	—

				$662,924	$6,991		$(92)	$63

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$139,388,484	$—	$—	$139,388,484
Preferred Stocks	1,407,724	—	—	1,407,724
Money Market Funds	662,924	—	—	662,924

	$141,459,132	$—	$—	$141,459,132

See notes to financial statements.

26	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments	iShares® Edge MSCI Intl Quality Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.4%
Aristocrat Leisure Ltd.	12,545	$300,296
ASX Ltd.	5,171	252,520
Brambles Ltd.	26,844	197,163
Coca-Cola Amatil Ltd.	3,840	27,348
Cochlear Ltd.	1,124	169,924
CSL Ltd.	7,095	1,037,004
Dexus	18,666	139,873
Domino’s Pizza Enterprises Ltd.	1,456	54,065
Flight Centre Travel Group Ltd.	1,088	55,008
Goodman Group	21,529	154,125
GPT Group (The)	27,801	106,643
Insurance Australia Group Ltd.	59,058	352,986
LendLease Group	8,885	132,961
Medibank Pvt Ltd.	90,347	208,880
Mirvac Group	49,164	83,331
REA Group Ltd.	1,062	68,528
Rio Tinto Ltd.	7,708	465,286
Scentre Group	85,721	270,831
SEEK Ltd.	3,744	59,479
Telstra Corp. Ltd.	99,894	210,902
TPG Telecom Ltd.(a)	7,276	31,156
Vicinity Centres	53,760	106,307
Woodside Petroleum Ltd.	22,262	598,101

		5,082,717
Austria — 0.3%
ANDRITZ AG	784	44,508
OMV AG	3,629	205,342

		249,850
Belgium — 0.1%
Colruyt SA	810	48,449
Proximus SADP	2,995	73,345

		121,794
Canada — 7.7%
Alimentation Couche-Tard Inc., Class B	4,783	219,496
BCE Inc.	1,408	59,781
Cameco Corp.	8,581	92,664
Canadian Imperial Bank of Commerce	8,231	750,526
Canadian National Railway Co.	12,840	1,145,147
Canadian Pacific Railway Ltd.	2,465	488,418
CCL Industries Inc., Class B, NVS	2,405	121,912
CGI Group Inc., Class A(b)	3,366	217,110
CI Financial Corp.	8,237	143,800
Constellation Software Inc./Canada	420	304,203
Gildan Activewear Inc.	4,288	110,362
Great-West Lifeco Inc.	7,310	180,504
IGM Financial Inc.	1,335	40,040
Imperial Oil Ltd.	5,589	191,236
Industrial Alliance Insurance & Financial Services Inc.	2,248	92,372
Intact Financial Corp.	2,908	221,651
Inter Pipeline Ltd.	10,366	197,448
Keyera Corp.	6,472	187,201
Linamar Corp.	800	36,528
Magna International Inc.	6,128	372,951
Manulife Financial Corp.	39,126	726,025
Metro Inc.	2,825	95,165
Pembina Pipeline Corp.	12,488	448,877
Power Financial Corp.	3,100	72,619
PrairieSky Royalty Ltd.	4,940	93,640

Security	Shares	Value

Canada (continued)
Saputo Inc.	2,855	$95,101
Sun Life Financial Inc.	12,948	529,058
West Fraser Timber Co. Ltd.	963	59,762

		7,293,597
Denmark — 3.6%
Chr Hansen Holding A/S	2,447	253,568
Coloplast A/S, Class B	2,337	255,089
DSV A/S	2,799	234,919
Novo Nordisk A/S, Class B	38,005	1,898,981
Novozymes A/S, Class B	5,903	311,038
Orsted A/S(c)	2,675	165,106
Pandora A/S	2,578	183,413
Tryg A/S	3,431	84,007
William Demant Holding A/S(b)	1,666	79,699

		3,465,820
Finland — 2.0%
Elisa OYJ	3,501	152,261
Fortum OYJ	4,950	124,407
Kone OYJ, Class B	8,692	475,858
Nokian Renkaat OYJ	1,830	79,417
Orion OYJ, Class B	2,157	74,351
Sampo OYJ, Class A	10,305	524,013
UPM-Kymmene OYJ	7,717	274,129
Wartsila OYJ Abp	7,786	168,444

		1,872,880
France — 10.4%
Amundi SA(c)	1,292	89,251
AXA SA, NVS	37,642	951,330
Bureau Veritas SA, NVS	3,944	101,661
Dassault Aviation SA, NVS	32	59,158
Faurecia SA, NVS	1,394	94,829
Hermes International, NVS	800	506,959
Legrand SA	3,442	253,076
L’Oreal SA	3,007	737,093
LVMH Moet Hennessy Louis Vuitton SE, NVS	4,384	1,532,951
Safran SA	5,216	647,221
SCOR SE	2,434	94,693
Societe BIC SA, NVS	387	37,017
Sodexo SA, NVS	1,336	148,003
Thales SA, NVS	1,608	211,568
TOTAL SA, NVS	62,870	4,109,122
Unibail-Rodamco-Westfield(b)	477	105,958
Unibail-Rodamco-Westfield, New	131	29,100
Valeo SA, NVS	3,289	161,628

		9,870,618
Germany — 10.3%
adidas AG	3,493	773,054
Allianz SE, Registered	8,929	1,976,018
BASF SE	15,222	1,463,311
Beiersdorf AG	1,233	143,690
Continental AG	2,006	462,383
Covestro AG(c)	5,094	489,336
Deutsche Post AG, Registered	15,932	562,779
E.ON SE	24,603	277,619
GEA Group AG	2,174	84,959
Hannover Rueck SE	1,387	185,006
Henkel AG & Co. KGaA	1,409	151,177
HUGO BOSS AG	1,804	162,698
MTU Aero Engines AG	850	180,012

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued)	iShares® Edge MSCI Intl Quality Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,486	$551,934
ProSiebenSat.1 Media SE	4,148	112,307
RTL Group SA	761	56,764
SAP SE	13,459	1,572,409
Siemens Healthineers AG(b)(c)	3,609	160,864
Symrise AG	1,773	160,317
TUI AG	10,918	233,587

		9,760,224
Hong Kong — 7.5%
AIA Group Ltd.	320,000	2,793,371
ASM Pacific Technology Ltd.	3,600	43,330
CK Infrastructure Holdings Ltd.	2,000	14,846
CLP Holdings Ltd.	18,000	205,642
Dairy Farm International Holdings Ltd.	9,600	78,432
Galaxy Entertainment Group Ltd.	32,000	257,112
Hang Seng Bank Ltd.	19,200	522,625
Henderson Land Development Co. Ltd.	32,392	180,594
Hong Kong & China Gas Co. Ltd.	160,898	328,474
Hong Kong Exchanges & Clearing Ltd.	34,100	1,006,424
Hongkong Land Holdings Ltd.	20,500	149,035
Link REIT	48,000	475,892
Minth Group Ltd.	8,000	30,177
Power Assets Holdings Ltd.	17,000	120,343
Sands China Ltd.	54,400	280,071
Sino Land Co. Ltd.	64,000	109,941
Sun Hung Kai Properties Ltd.	17,000	266,466
Swire Properties Ltd.	32,000	126,008
Techtronic Industries Co. Ltd.	18,500	103,025

		7,091,808
Ireland — 0.2%
Kerry Group PLC, Class A	1,716	182,108
Ryanair Holdings PLC, ADR, NVS(b)	467	49,222

		231,330
Israel — 0.6%
Bank Leumi Le-Israel BM	26,923	168,612
Check Point Software Technologies Ltd.(b)	2,592	292,041
Elbit Systems Ltd.	410	49,122
Frutarom Industries Ltd.	680	68,639

		578,414
Italy — 1.1%
Assicurazioni Generali SpA	21,140	375,970
Luxottica Group SpA	2,958	200,392
Moncler SpA	4,652	205,313
Recordati SpA	1,802	67,428
Snam SpA	49,243	211,742

		1,060,845
Japan — 10.6%
ABC-Mart Inc.	100	5,405
Calbee Inc.	100	3,305
Daicel Corp.	3,400	37,299
Daito Trust Construction Co. Ltd.	1,700	283,460
Daiwa House Industry Co. Ltd.	10,200	370,677
Disco Corp.	100	16,947
Hitachi Chemical Co. Ltd.	3,400	67,065
Hoshizaki Corp.	200	20,118
Hoya Corp.	6,400	383,062
Inpex Corp.	22,900	251,728
Japan Airlines Co. Ltd.	3,400	125,230

Security	Shares	Value

Japan (continued)
Japan Exchange Group Inc.	13,600	$241,165
Japan Tobacco Inc.	13,300	377,352
JSR Corp.	3,400	65,030
Kakaku.com Inc.	3,400	71,438
Kao Corp.	6,800	494,297
KDDI Corp.	32,000	889,905
Keyence Corp.	1,400	736,770
Koito Manufacturing Co. Ltd.	1,000	64,052
Kuraray Co. Ltd.	6,800	95,676
M3 Inc.	3,400	128,935
MISUMI Group Inc.	3,400	86,321
MS&AD Insurance Group Holdings Inc.	7,100	216,412
Nabtesco Corp.	600	18,519
Nissan Chemical Corp.	3,400	151,715
Nitori Holdings Co. Ltd.	1,100	165,727
Nitto Denko Corp.	3,400	245,478
NTT DOCOMO Inc.	23,800	610,840
Oracle Corp. Japan	500	41,897
Osaka Gas Co. Ltd.	3,700	70,900
Otsuka Corp.	3,200	124,638
Recruit Holdings Co. Ltd.	17,000	463,954
Ryohin Keikaku Co. Ltd.	300	96,078
Seven Bank Ltd.	17,000	51,331
Shin-Etsu Chemical Co. Ltd.	6,400	644,345
Showa Shell Sekiyu KK	9,600	157,113
SMC Corp./Japan	600	200,893
Sompo Holdings Inc.	6,800	275,426
Sony Financial Holdings Inc.	3,400	65,121
Start Today Co. Ltd.	6,800	272,450
Subaru Corp.	7,100	206,391
Suruga Bank Ltd.	3,700	33,086
Sysmex Corp.	2,500	236,064
T&D Holdings Inc.	10,200	151,715
Taisei Corp.	3,400	188,619
Tokyo Gas Co. Ltd.	3,200	77,856
Tosoh Corp.	3,700	60,157
Trend Micro Inc./Japan	3,200	188,387
Unicharm Corp.	3,400	103,179
USS Co. Ltd.	3,700	69,941
Yahoo Japan Corp.	21,300	80,869

		10,084,338
Netherlands — 3.7%
ASML Holding NV	6,526	1,401,160
Koninklijke Vopak NV	1,742	82,100
Randstad NV	1,439	91,358
RELX NV	15,836	344,545
Unilever NV, CVA	21,549	1,241,509
Wolters Kluwer NV	5,202	313,825

		3,474,497
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	10,064	101,403
Meridian Energy Ltd.	15,912	34,015
Ryman Healthcare Ltd.	7,412	61,411
Spark New Zealand Ltd.	42,945	113,147

		309,976
Norway — 0.4%
Gjensidige Forsikring ASA	5,916	95,050
Telenor ASA	12,422	243,186

		338,236

28	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI Intl Quality Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal — 0.4%
Galp Energia SGPS SA	15,923	$327,714
Jeronimo Martins SGPS SA	4,364	65,001

		392,715

Singapore — 0.7%
ComfortDelGro Corp. Ltd.	28,100	48,509
SATS Ltd.	13,600	51,850
Singapore Exchange Ltd.	31,000	169,426
Singapore Technologies Engineering Ltd.	31,000	77,881
Singapore Telecommunications Ltd.	128,200	302,301
Venture Corp. Ltd.	3,200	39,210

		689,177

Spain — 2.7%
Amadeus IT Group SA	9,698	828,342
Enagas SA	1,189	33,277
Endesa SA	5,806	134,372
Iberdrola SA	58,178	452,672
Iberdrola SA, New(b)	1,662	12,934
Industria de Diseno Textil SA	27,069	888,402
Mapfre SA	22,220	69,910
Red Electrica Corp. SA	6,339	134,543

		2,554,452

Sweden — 3.1%
Assa Abloy AB, Class B	15,374	305,064
Atlas Copco AB, Class A	16,048	459,895
Atlas Copco AB, Class B	6,713	176,066
Boliden AB	5,416	161,496
Electrolux AB, Series B	4,241	99,623
Epiroc AB, Class A(b)	16,048	192,286
Epiroc AB, Class B(b)	7,897	83,746
Hennes & Mauritz AB, Class B	19,480	303,289
Industrivarden AB, Class C	3,674	77,523
Investor AB, Class B	9,753	425,571
L E Lundbergforetagen AB, Class B	1,149	37,583
Sandvik AB	16,078	294,330
Securitas AB, Class B	4,284	77,181
Skanska AB, Class B	6,039	113,817
SKF AB, Class B	5,523	113,646

		2,921,116

Switzerland — 11.2%
ABB Ltd., Registered	23,021	528,088
Adecco Group AG,Registered	2,689	165,632
Baloise Holding AG, Registered	976	152,512
EMS-Chemie Holding AG, Registered	256	164,202
Geberit AG, Registered	772	344,437
Givaudan SA, Registered	173	405,938
Kuehne + Nagel International AG, Registered	1,416	226,488
Nestle SA, Registered	28,939	2,358,967
Partners Group Holding AG	689	523,710
Roche Holding AG, NVS	12,832	3,150,321
Schindler Holding AG, Participation Certificates, NVS	1,029	239,892
Schindler Holding AG, Registered	332	75,186
SGS SA, Registered	105	274,273
Sika AG, Registered	2,600	370,040
Straumann Holding AG, Registered	170	132,222
Swiss Life Holding AG, Registered	646	232,103
Swisscom AG, Registered	423	198,810
Temenos AG, Registered	1,149	185,117
Zurich Insurance Group AG	2,845	875,628

		10,603,566

Security	Shares	Value

United Kingdom — 17.0%
3i Group PLC	30,094	$374,073
Admiral Group PLC	8,058	209,393
Ashtead Group PLC	8,571	263,199
Associated British Foods PLC	3,329	107,205
AstraZeneca PLC	20,281	1,560,302
Babcock International Group PLC	2,750	25,778
BAE Systems PLC	63,913	547,629
Berkeley Group HoldingsPLC	3,331	163,111
BT Group PLC	185,938	569,517
Bunzl PLC	7,214	214,336
Burberry Group PLC	10,558	291,808
Centrica PLC	76,802	149,858
Compass Group PLC	27,667	595,011
Croda International PLC	3,319	223,780
Diageo PLC	43,932	1,614,732
Direct Line Insurance Group PLC	32,176	145,150
Experian PLC	16,423	403,714
Ferguson PLC	3,390	267,255
Hargreaves Lansdown PLC	11,590	315,618
Imperial Brands PLC	11,059	423,884
Intertek Group PLC	3,473	267,876
ITV PLC	79,560	172,042
Johnson Matthey PLC	3,403	167,842
Legal &General Group PLC	147,014	506,606
London Stock Exchange Group PLC	7,677	442,792
Mondi PLC	7,005	192,689
National Grid PLC	30,551	325,932
Next PLC	2,210	172,083
Persimmon PLC	7,129	232,104
Prudential PLC	49,977	1,183,310
RELX PLC	14,830	323,411
Rio Tinto PLC	21,029	1,157,596
Sage Group PLC (The)	24,908	203,227
Schroders PLC	3,825	156,193
Severn Trent PLC	2,444	62,019
Smith & Nephew PLC	11,798	204,361
Smiths Group PLC	6,130	129,782
SSE PLC	15,788	258,874
St. James’s Place PLC	12,162	192,320
Taylor Wimpey PLC	73,926	169,653
Unilever PLC	16,895	965,156
Whitbread PLC	2,803	143,948

		16,095,169

Total Common Stocks — 99.3% (Cost: $90,375,755)		94,143,139

Preferred Stocks

Germany — 0.4%
Fuchs Petrolub SE, Preference Shares, NVS	1,602	90,497
Henkel AG & Co. KGaA, Preference Shares, NVS	2,082	261,266

		351,763

Total Preferred Stocks — 0.4% (Cost: $348,880)		351,763

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued)	iShares® Edge MSCI Intl Quality Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(d)(e)(f)	23,363	$23,370
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(d)(e)	7,002	7,002

		30,372

Total Short-Term Investments — 0.0% (Cost: $30,367)		30,372

Total Investments in Securities — 99.7% (Cost: $90,755,002)		94,525,274

Other Assets, Less Liabilities — 0.3%		258,535

Net Assets — 100.0%		$94,783,809

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,912	7,451	23,363	$23,370	$736	(b)	$19	$4
BlackRock Cash Funds: Treasury, SL Agency Shares	637	6,365	7,002	7,002	734		—	—

				$30,372	$1,470		$19	$4

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$94,130,205	$12,934	$—	$94,143,139
Preferred Stocks	351,763	—	—	351,763
Money Market Funds	30,372	—	—	30,372

	$94,512,340	$12,934	$—	$94,525,274

See notes to financial statements.

30	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments	iShares® Edge MSCI Intl Size Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.7%
AGL Energy Ltd.	457	$7,471
Alumina Ltd.	1,977	4,159
Amcor Ltd./Australia	662	7,416
AMP Ltd.	2,311	5,841
APA Group	1,187	8,515
Aristocrat Leisure Ltd.	329	7,876
ASX Ltd.	334	16,311
Aurizon Holdings Ltd.	1,651	5,585
AusNet Services	7,831	9,489
Australia & New Zealand Banking Group Ltd.	273	5,946
Bank of Queensland Ltd.	555	4,584
Bendigo & Adelaide Bank Ltd.	560	4,875
BHP Billiton Ltd.	191	4,950
Boral Ltd.	1,027	5,077
Brambles Ltd.	953	7,000
Caltex Australia Ltd.	234	5,664
Challenger Ltd./Australia	498	4,606
CIMIC Group Ltd.	124	4,455
Coca-Cola Amatil Ltd.	1,062	7,563
Cochlear Ltd.	51	7,710
Commonwealth Bank of Australia	142	7,895
Computershare Ltd.	494	6,680
Crown Resorts Ltd.	375	3,764
CSL Ltd.	65	9,500
Dexus	1,358	10,176
Domino’s Pizza Enterprises Ltd.(a)	101	3,750
Flight Centre Travel Group Ltd.	82	4,146
Goodman Group	1,429	10,230
GPT Group (The)	2,685	10,300
Harvey Norman Holdings Ltd.	1,745	4,605
Healthscope Ltd.	2,203	3,570
Incitec Pivot Ltd.	1,521	4,285
Insurance Australia Group Ltd.	1,555	9,294
James Hardie Industries PLC	365	5,834
LendLease Group	517	7,737
Macquarie Group Ltd.	92	8,400
Medibank Pvt Ltd.	2,100	4,855
Mirvac Group	4,855	8,229
National Australia Bank Ltd.	290	6,108
Newcrest Mining Ltd.	151	2,428
Oil Search Ltd.	531	3,545
Orica Ltd.	265	3,463
Origin Energy Ltd.(b)	488	3,544
QBE Insurance Group Ltd.	628	4,715
Ramsay Health Care Ltd.	138	5,770
REA Group Ltd.	128	8,260
Rio Tinto Ltd.	61	3,682
Santos Ltd.(b)	454	2,153
Scentre Group	2,806	8,866
SEEK Ltd.	351	5,576
Sonic Healthcare Ltd.	431	8,356
South32 Ltd.	959	2,545
Stockland	2,985	9,209
Suncorp Group Ltd.	778	8,658
Sydney Airport	1,186	6,233
Tabcorp Holdings Ltd.	1,786	6,200
Telstra Corp. Ltd.	4,246	8,964
TPG Telecom Ltd.	911	3,901

Security	Shares	Value

Australia (continued)
Transurban Group	1,074	$9,341
Treasury Wine Estates Ltd.	386	5,286
Vicinity Centres	4,754	9,401
Wesfarmers Ltd.	283	10,406
Westpac Banking Corp.	253	5,541
Woodside Petroleum Ltd.	199	5,347
Woolworths Group Ltd.	329	7,359

		423,200
Austria — 0.4%
ANDRITZ AG	120	6,812
Erste Group Bank AG	89	3,849
OMV AG	81	4,583
Raiffeisen Bank International AG	80	2,671
voestalpine AG	75	3,762

		21,677
Belgium — 1.3%
Ageas	143	7,672
Anheuser-Busch InBev SA/NV	69	6,991
Colruyt SA	209	12,501
Groupe Bruxelles Lambert SA	90	9,570
KBC Group NV	69	5,309
Proximus SADP	307	7,518
Solvay SA	33	4,527
Telenet Group Holding NV(b)	126	6,071
UCB SA	62	5,329
Umicore SA	124	7,254

		72,742
Canada — 12.3%
Alimentation Couche-Tard Inc., Class B	154	7,067
AltaGas Ltd.	387	7,868
ARC Resources Ltd.	342	4,058
Atco Ltd./Canada, Class I, NVS	305	9,344
Bank of Montreal	176	13,938
Bank of Nova Scotia (The)	201	11,901
BCE Inc.	496	21,059
Bombardier Inc., Class B(b)	342	1,287
Brookfield Asset Management Inc., Class A	279	11,762
CAE Inc.	567	11,802
Cameco Corp.	337	3,639
Canadian Imperial Bank of Commerce	160	14,589
Canadian National Railway Co.	89	7,938
Canadian Natural Resources Ltd.	91	3,341
Canadian Pacific Railway Ltd.	28	5,548
Canadian Tire Corp. Ltd., Class A, NVS	63	8,573
Canadian Utilities Ltd., Class A, NVS	369	9,197
Cenovus Energy Inc.	234	2,345
CGI Group Inc., Class A(b)	167	10,772
CI Financial Corp.	646	11,278
Constellation Software Inc./Canada	12	8,692
Crescent Point Energy Corp.	259	1,764
Dollarama Inc.	162	5,848
Emera Inc.	427	13,823
Empire Co. Ltd., Class A, NVS	188	3,873
Enbridge Inc.	238	8,445
Fairfax Financial Holdings Ltd.	16	9,032
Finning International Inc.	209	5,467
First Capital Realty Inc.	1,235	19,236
Fortis Inc./Canada	360	11,826
Franco-Nevada Corp.	95	6,962

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued)	iShares® Edge MSCI Intl Size Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
George Weston Ltd.	172	$14,296
Gildan Activewear Inc.	260	6,692
Goldcorp Inc.	279	3,484
Great-West Lifeco Inc.	417	10,297
H&R REIT	1,052	16,305
Husky Energy Inc.	272	4,621
Hydro One Ltd.(c)	455	6,640
IGM Financial Inc.	343	10,287
Imperial Oil Ltd.	226	7,733
Industrial Alliance Insurance & Financial Services Inc.	164	6,739
Intact Financial Corp.	250	19,055
Keyera Corp.	267	7,723
Loblaw Companies Ltd.	252	13,312
Magna International Inc.	101	6,147
Manulife Financial Corp.	289	5,363
Metro Inc.	390	13,138
National Bank of Canada	196	9,600
Nutrien Ltd.	70	3,798
Onex Corp.	162	12,115
Open Text Corp.	164	6,098
Pembina Pipeline Corp.	232	8,339
Power Corp. of Canada	354	8,045
Power Financial Corp.	453	10,612
PrairieSky Royalty Ltd.	206	3,905
Restaurant Brands International Inc.	86	5,482
RioCan REIT	884	16,852
Rogers Communications Inc., Class B, NVS	230	11,715
Royal Bank of Canada	210	16,379
Saputo Inc.	302	10,060
Seven Generations Energy Ltd., Class A(b)	222	2,534
Shaw Communications Inc., Class B, NVS	569	11,891
Shopify Inc., Class A(b)	34	4,732
SmartCentres Real Estate Investment Trust	630	14,681
SNC-Lavalin Group Inc.	218	9,646
Sun Life Financial Inc.	199	8,131
Suncor Energy Inc.	175	7,363
Teck Resources Ltd., Class B	42	1,095
TELUS Corp.	472	17,238
Thomson Reuters Corp.	321	13,308
Toronto-Dominion Bank (The)	289	17,129
Tourmaline Oil Corp.	177	3,494
TransCanada Corp.	245	11,010
Vermilion Energy Inc.	148	5,090
West Fraser Timber Co. Ltd.	48	2,979

		677,427
Denmark — 1.8%
AP Moller - Maersk A/S, Class B, NVS	4	5,756
Carlsberg A/S, Class B	65	7,842
Chr Hansen Holding A/S	75	7,772
Coloplast A/S, Class B	76	8,295
Danske Bank A/S	280	8,146
DSV A/S	90	7,554
Genmab A/S(b)	17	2,915
H Lundbeck A/S	57	4,130
ISS A/S	214	8,006
Novo Nordisk A/S, Class B	92	4,597
Novozymes A/S, Class B	101	5,322
Orsted A/S(c)	80	4,938
Pandora A/S	35	2,490
Tryg A/S	360	8,814

Security	Shares	Value

Denmark (continued)
William Demant Holding A/S(b)	219	$10,477

		97,054
Finland — 1.1%
Elisa OYJ	204	8,872
Fortum OYJ	196	4,926
Kone OYJ, Class B	112	6,132
Metso OYJ	107	3,918
Neste OYJ	52	4,297
Nokia OYJ	832	4,523
Nokian Renkaat OYJ	119	5,164
Orion OYJ, Class B	136	4,688
Sampo OYJ, Class A	141	7,170
Stora Enso OYJ, Class R	216	3,572
UPM-Kymmene OYJ	131	4,653
Wartsila OYJ Abp	255	5,517

		63,432
France — 8.2%
Accor SA, NVS	103	5,312
Aeroports de Paris, NVS	40	8,958
Air Liquide SA	63	8,072
Airbus SE	44	5,457
Alstom SA, NVS	145	6,511
Amundi SA(c)	63	4,352
Arkema SA, NVS	32	4,016
Atos SE	57	7,660
AXA SA, NVS	156	3,943
BioMerieux, NVS	77	6,415
BNP Paribas SA	43	2,801
Bollore SA, NVS	1,061	4,943
Bouygues SA, NVS	132	5,809
Bureau Veritas SA, NVS	353	9,099
Capgemini SE	54	6,937
Carrefour SA, NVS	269	4,834
Casino Guichard Perrachon SA, NVS	70	2,854
Cie. de Saint-Gobain, NVS	90	4,009
Cie. Generale des Etablissements Michelin SCA, NVS	45	5,797
CNP Assurances, NVS	225	5,265
Covivio	79	8,241
Credit Agricole SA	228	3,205
Danone SA, NVS	121	9,515
Dassault Aviation SA, NVS	3	5,546
Dassault Systemes SE, NVS	70	10,467
Edenred, NVS	132	5,200
Eiffage SA, NVS	57	6,384
Electricite de France SA, NVS	246	3,684
Engie SA	286	4,623
Essilor International Cie Generale d’Optique SA, NVS	53	7,826
Eurazeo SA, NVS	94	7,276
Eurofins Scientific SE, NVS	8	4,368
Eutelsat Communications SA	180	3,858
Gecina SA	61	10,413
Getlink, NVS	491	6,489
Hermes International, NVS	15	9,506
ICADE	90	8,719
Iliad SA, NVS	31	4,915
Imerys SA, NVS	85	6,604
Ingenico Group SA, NVS	44	3,653
Ipsen SA, NVS	30	4,990
JCDecaux SA	150	4,904

32	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI Intl Size Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Kering SA, NVS	11	$5,869
Klepierre SA	172	6,494
Legrand SA	101	7,426
L’Oreal SA	45	11,031
LVMH Moet Hennessy Louis Vuitton SE, NVS	20	6,993
Natixis SA	469	3,375
Orange SA, NVS	299	5,113
Pernod Ricard SA, NVS	58	9,362
Peugeot SA, NVS	102	2,937
Publicis Groupe SA, NVS	105	6,715
Remy Cointreau SA, NVS	45	6,150
Renault SA, NVS	33	2,907
Rexel SA	224	3,508
Safran SA	55	6,825
Sanofi, NVS	54	4,699
Schneider Electric SE, NVS	64	5,155
SCOR SE	134	5,213
SEB SA, NVS	34	6,469
SES SA	209	4,180
Societe BIC SA, NVS	70	6,696
Societe Generale SA, NVS	66	2,943
Sodexo SA, NVS	63	6,979
Suez	373	5,283
Teleperformance, NVS	35	6,421
Thales SA, NVS	74	9,736
TOTAL SA, NVS	73	4,771
Unibail-Rodamco-Westfield(b)	24	5,331
Unibail-Rodamco-Westfield, New	38	8,441
Valeo SA, NVS	63	3,096
Veolia Environnement SA, NVS	267	6,103
Vinci SA	97	9,761
Vivendi SA, NVS	224	5,818
Wendel SA, NVS	52	7,587

		452,817
Germany — 6.0%
1&1 Drillisch AG	93	5,533
adidas AG	23	5,090
Allianz SE, Registered	34	7,524
Axel Springer SE	122	9,122
BASF SE	50	4,807
Bayer AG, Registered	38	4,235
Bayerische Motoren Werke AG	55	5,321
Beiersdorf AG	105	12,236
Brenntag AG	114	6,840
Continental AG	22	5,071
Covestro AG(c)	51	4,899
Daimler AG, Registered	57	3,945
Deutsche Boerse AG	52	6,857
Deutsche Lufthansa AG, Registered	113	3,173
Deutsche Post AG, Registered	153	5,405
Deutsche Telekom AG, Registered	393	6,507
Deutsche Wohnen SE	193	9,408
E.ON SE	369	4,164
Evonik Industries AG	158	5,851
Fraport AG Frankfurt Airport Services Worldwide	88	8,791
Fresenius Medical Care AG & Co. KGaA	77	7,526
Fresenius SE & Co. KGaA	80	6,180
GEA Group AG	126	4,924
Hannover Rueck SE	58	7,736
HeidelbergCement AG	53	4,503

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA	63	$6,760
HOCHTIEF AG	37	6,654
HUGO BOSS AG	48	4,329
Infineon Technologies AG	327	8,670
Innogy SE(b)	72	3,104
K+S AG, Registered	89	2,352
KION Group AG	66	4,536
LANXESS AG	54	4,442
Linde AG	31	7,657
MAN SE	143	16,054
Merck KGaA	52	5,347
METRO AG	313	3,867
MTU Aero Engines AG	33	6,989
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	36	7,993
OSRAM Licht AG	63	2,814
ProSiebenSat.1 Media SE	167	4,522
QIAGEN NV(b)	145	5,258
RTL Group SA	135	10,070
SAP SE	86	10,047
Siemens AG, Registered	39	5,511
Siemens Healthineers AG(b)(c)	105	4,680
Symrise AG	112	10,127
Telefonica Deutschland Holding AG	1,271	5,572
thyssenkrupp AG	123	3,284
TUI AG	329	7,039
United Internet AG, Registered(d)	124	6,674
Volkswagen AG	6	1,040
Vonovia SE	149	7,219

		328,259
Hong Kong — 5.8%
AIA Group Ltd.	1,000	8,729
ASM Pacific Technology Ltd.(a)	300	3,611
Bank of East Asia Ltd. (The)	1,600	6,362
BOC Hong Kong Holdings Ltd.	1,500	7,264
CK Asset Holdings Ltd.	1,000	7,653
CK Hutchison Holdings Ltd.	500	5,435
CK Infrastructure Holdings Ltd.	1,000	7,423
CLP Holdings Ltd.	2,000	22,849
Dairy Farm International Holdings Ltd.	600	4,902
Hang Lung Group Ltd.	2,000	5,913
Hang Lung Properties Ltd.	2,000	4,205
Hang Seng Bank Ltd.	600	16,332
Henderson Land Development Co. Ltd.	1,331	7,421
HK Electric Investments & HK Electric Investments Ltd.(c)	15,500	15,841
HKT Trust & HKT Ltd.	7,000	9,349
Hong Kong & China Gas Co. Ltd.	9,196	18,774
Hong Kong Exchanges & Clearing Ltd.	100	2,951
Hongkong Land Holdings Ltd.	1,200	8,724
Hysan Development Co. Ltd.	2,000	10,947
Jardine Matheson Holdings Ltd.	100	6,750
Jardine Strategic Holdings Ltd.	300	11,964
Kerry Properties Ltd.	1,000	5,066
Li & Fung Ltd.	8,000	2,712
Link REIT	1,000	9,914
Melco Resorts & Entertainment Ltd., ADR	88	2,276
MGM China Holdings Ltd.	1,200	2,581
MTR Corp. Ltd.	2,000	11,214
New World Development Co. Ltd.	5,000	7,124
NWS Holdings Ltd.	3,000	5,421

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued)	iShares® Edge MSCI Intl Size Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
PCCW Ltd.	11,000	$6,420
Power Assets Holdings Ltd.	1,000	7,079
Sands China Ltd.	400	2,059
Shangri-La Asia Ltd.	2,000	3,273
Sino Land Co. Ltd.	4,000	6,871
SJM Holdings Ltd.	3,000	3,643
Swire Pacific Ltd., Class A	1,000	10,845
Swire Properties Ltd.	2,200	8,663
Techtronic Industries Co. Ltd.	1,000	5,569
WH Group Ltd.(c)	5,000	4,014
Wharf Real Estate Investment Co. Ltd.	1,000	7,283
Wheelock & Co. Ltd.	1,000	7,085
Wynn Macau Ltd.	800	2,355
Yue Yuen Industrial Holdings Ltd.	1,500	4,033

		318,899
Ireland — 0.4%
CRH PLC	152	5,207
Kerry Group PLC, Class A	104	11,037
Paddy Power Betfair PLC	27	2,946
Ryanair Holdings PLC, ADR, NVS(a)(b)	36	3,795

		22,985
Israel — 1.4%
Azrieli Group Ltd.	157	7,511
Bank Hapoalim BM	1,518	10,726
Bank Leumi Le-Israel BM	1,468	9,194
Bezeq The Israeli Telecommunication Corp. Ltd.	3,876	4,104
Check Point Software Technologies Ltd.(b)	87	9,802
Elbit Systems Ltd.	54	6,470
Frutarom Industries Ltd.	39	3,937
Israel Chemicals Ltd.	865	4,134
Mizrahi Tefahot Bank Ltd.	524	10,177
Nice Ltd.(b)	89	9,701
Teva Pharmaceutical Industries Ltd., ADR, NVS	84	2,011

		77,767
Italy — 1.9%
Assicurazioni Generali SpA	267	4,749
Atlantia SpA	235	6,976
CNH Industrial NV	306	3,593
Davide Campari-Milano SpA, NVS	1,037	8,748
Enel SpA	1,649	9,203
Eni SpA	286	5,509
Intesa Sanpaolo SpA	1,650	5,085
Leonardo SpA	214	2,567
Luxottica Group SpA	114	7,723
Mediobanca Banca di Credito Finanziario SpA	521	5,416
Poste Italiane SpA(c)	265	2,470
Prysmian SpA	286	7,345
Recordati SpA	138	5,164
Snam SpA	1,691	7,271
Telecom Italia SpA/Milano(b)	5,212	4,021
Tenaris SA	258	4,718
Terna Rete Elettrica Nazionale SpA	2,210	12,386

		102,944
Japan — 21.8%
ABC-Mart Inc.	100	5,405
Aeon Co. Ltd.	400	8,099
AEON Financial Service Co. Ltd.	100	2,057
Air Water Inc.	200	3,638
Aisin Seiki Co. Ltd.	100	4,636

Security	Shares	Value

Japan (continued)
Ajinomoto Co. Inc.	300	$5,294
Alfresa Holdings Corp.	100	2,388
Amada Holdings Co. Ltd.	500	4,994
ANA Holdings Inc.	200	7,325
Aozora Bank Ltd.	100	3,730
Asahi Glass Co. Ltd.	100	4,172
Asahi Group Holdings Ltd.	100	4,844
Asahi Kasei Corp.	500	6,658
Asics Corp.	200	3,239
Astellas Pharma Inc.	500	8,118
Bandai Namco Holdings Inc.	100	3,989
Benesse Holdings Inc.	200	7,263
Bridgestone Corp.	100	3,925
Calbee Inc.	100	3,305
Canon Inc.	400	12,925
Casio Computer Co. Ltd.	300	4,891
Chubu Electric Power Co. Inc.	400	6,148
Chugai Pharmaceutical Co. Ltd.	100	5,065
Chugoku Electric Power Co. Inc. (The)	500	6,566
Coca-Cola Bottlers Japan Holdings Inc.	100	3,596
Concordia Financial Group Ltd.	900	4,824
Credit Saison Co. Ltd.	300	4,661
Dai Nippon Printing Co. Ltd.	400	8,708
Daiichi Sankyo Co. Ltd.	100	4,129
Daiwa House Industry Co. Ltd.	200	7,268
Daiwa House REIT Investment Corp.	4	9,862
Denso Corp.	100	4,917
Dentsu Inc.	100	4,190
East Japan Railway Co.	100	9,326
Eisai Co. Ltd.	100	8,560
Electric Power Development Co. Ltd.	200	5,405
Fuji Electric Co. Ltd.	1,000	7,343
FUJIFILM Holdings Corp.	200	8,220
Hakuhodo DY Holdings Inc.	400	6,125
Hamamatsu Photonics KK	200	8,451
Hankyu Hanshin Holdings Inc.	200	7,942
Hino Motors Ltd.	400	4,492
Hisamitsu Pharmaceutical Co. Inc.	100	7,290
Hitachi Chemical Co. Ltd.	200	3,945
Hitachi High-Technologies Corp.	100	4,074
Honda Motor Co. Ltd.	200	5,994
Hoya Corp.	100	5,985
Idemitsu Kosan Co. Ltd.	100	4,493
IHI Corp.	100	3,488
Inpex Corp.	300	3,298
Isetan Mitsukoshi Holdings Ltd.	400	4,813
Isuzu Motors Ltd.	300	4,043
ITOCHU Corp.	300	5,306
J Front Retailing Co. Ltd.	400	5,842
Japan Airlines Co. Ltd.	200	7,366
Japan Post Bank Co. Ltd.	300	3,594
Japan Post Holdings Co. Ltd.	300	3,302
Japan Prime Realty Investment Corp.	3	10,787
Japan Real Estate Investment Corp.	2	10,452
Japan Retail Fund Investment Corp.	5	9,108
Japan Tobacco Inc.	200	5,674
JSR Corp.	200	3,825
JXTG Holdings Inc.	1,050	7,687
Kajima Corp.	1,000	7,781
Kakaku.com Inc.	300	6,303

34	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI Intl Size Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kamigumi Co. Ltd.	300	$6,261
Kansai Electric Power Co. Inc. (The)	300	4,256
Kao Corp.	100	7,269
KDDI Corp.	200	5,562
Keihan Holdings Co. Ltd.	200	7,263
Keikyu Corp.	500	8,170
Keio Corp.	200	9,791
Keisei Electric Railway Co. Ltd.	200	6,637
Kikkoman Corp.	100	4,726
Kintetsu Group Holdings Co. Ltd.	200	7,933
Kirin Holdings Co. Ltd.	300	7,657
Koito Manufacturing Co. Ltd.	100	6,405
Komatsu Ltd.	200	5,855
Konami Holdings Corp.	100	4,690
Konica Minolta Inc.	600	5,365
Kuraray Co. Ltd.	400	5,628
Kurita Water Industries Ltd.	300	8,737
Kyocera Corp.	100	5,796
Lawson Inc.	100	5,994
Lion Corp.	200	3,611
LIXIL Group Corp.	300	6,127
Mabuchi Motor Co. Ltd.	100	4,904
Makita Corp.	100	4,476
Marubeni Corp.	800	6,080
Marui Group Co. Ltd.	300	5,939
Maruichi Steel Tube Ltd.	200	6,870
McDonald’s Holdings Co. Japan Ltd.	200	9,541
Mebuki Financial Group Inc.	1,370	4,871
Medipal Holdings Corp.	200	4,050
Mitsubishi Chemical Holdings Corp.	600	5,224
Mitsubishi Corp.	200	5,569
Mitsubishi Estate Co. Ltd.	300	5,199
Mitsubishi Materials Corp.	100	2,832
Mitsubishi Tanabe Pharma Corp.	300	5,607
Mitsubishi UFJ Financial Group Inc.	600	3,695
Mitsubishi UFJ Lease & Finance Co. Ltd.	800	4,831
Mitsui & Co. Ltd.	400	6,677
Mitsui OSK Lines Ltd.	100	2,582
Mizuho Financial Group Inc.	2,400	4,172
MS&AD Insurance Group Holdings Inc.	200	6,096
Nabtesco Corp.	200	6,173
Nagoya Railroad Co. Ltd.	400	10,020
NGK Spark Plug Co. Ltd.	200	5,735
NH Foods Ltd.	100	3,966
Nikon Corp.	400	6,725
Nippon Building Fund Inc.	1	5,557
Nippon Express Co. Ltd.	100	6,521
Nippon Prologis REIT Inc.	5	10,099
Nippon Steel &Sumitomo Metal Corp.	200	3,973
Nippon Telegraph & Telephone Corp.	200	9,234
Nippon Yusen KK	200	3,840
Nissan Chemical Corp.	100	4,462
Nissan Motor Co. Ltd.	400	3,772
Nisshin Seifun Group Inc.	400	7,808
Nissin Foods Holdings Co. Ltd.	100	6,888
NOK Corp.	200	3,999
Nomura Holdings Inc.	1,000	4,721
Nomura Real Estate Holdings Inc.	200	4,351
Nomura Real Estate Master Fund Inc.	6	8,490
Nomura Research Institute Ltd.	120	5,746

Security	Shares	Value

Japan (continued)
NTT Data Corp.	600	$6,823
NTT DOCOMO Inc.	200	5,133
Obayashi Corp.	600	6,244
Odakyu Electric Railway Co. Ltd.	400	8,447
Oji Holdings Corp.	1,000	5,914
Olympus Corp.	100	4,042
Omron Corp.	100	4,502
Oracle Corp. Japan	100	8,380
Oriental Land Co. Ltd./Japan	100	10,836
ORIX Corp.	200	3,234
Osaka Gas Co. Ltd.	400	7,665
Otsuka Corp.	100	3,895
Otsuka Holdings Co. Ltd.	100	4,601
Park24 Co. Ltd.	200	5,610
Recruit Holdings Co. Ltd.	300	8,187
Resona Holdings Inc.	1,000	5,681
Ricoh Co. Ltd.	500	4,860
Rinnai Corp.	100	8,630
Sankyo Co. Ltd.	200	7,861
Santen Pharmaceutical Co. Ltd.	300	4,998
Secom Co. Ltd.	100	7,620
Sega Sammy Holdings Inc.	300	4,770
Seibu Holdings Inc.	300	5,049
Sekisui Chemical Co. Ltd.	400	7,140
Sekisui House Ltd.	300	5,096
Seven & i Holdings Co. Ltd.	200	8,138
Seven Bank Ltd.	1,400	4,227
Shimizu Corp.	700	7,304
Shin-Etsu Chemical Co. Ltd.	100	10,068
Shionogi & Co. Ltd.	100	5,428
Showa Shell Sekiyu KK	400	6,546
Sompo Holdings Inc.	100	4,050
Sony Financial Holdings Inc.	200	3,831
Stanley Electric Co. Ltd.	200	6,995
Subaru Corp.	100	2,907
Sumitomo Corp.	300	4,918
Sumitomo Dainippon Pharma Co. Ltd.	200	3,865
Sumitomo Electric Industries Ltd.	300	4,594
Sumitomo Mitsui Financial Group Inc.	100	3,971
Sumitomo Rubber Industries Ltd.	300	4,947
Sundrug Co. Ltd.	100	3,993
Suntory Beverage & Food Ltd.	200	8,496
Suruga Bank Ltd.	300	2,683
Suzuken Co. Ltd./Aichi Japan	100	4,364
Suzuki Motor Corp.	100	5,852
Taiheiyo Cement Corp.	100	3,140
Taisei Corp.	100	5,548
Taisho Pharmaceutical Holdings Co. Ltd.	100	11,283
Takeda Pharmaceutical Co. Ltd.	200	8,353
Teijin Ltd.	300	5,574
Terumo Corp.	100	5,476
THK Co. Ltd.	100	2,702
Tobu Railway Co. Ltd.	300	8,817
Toho Co. Ltd./Tokyo	200	5,950
Toho Gas Co. Ltd.	200	6,798
Tohoku Electric Power Co. Inc.	400	5,071
Tokio Marine Holdings Inc.	100	4,736
Tokyo Gas Co. Ltd.	200	4,866
Tokyu Corp.	500	8,585
Toppan Printing Co. Ltd.	1,000	7,674

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued)	iShares® Edge MSCI Intl Size Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toray Industries Inc.	1,000	$7,735
Toyo Seikan Group Holdings Ltd.	400	7,333
Toyo Suisan Kaisha Ltd.	200	7,218
Toyoda Gosei Co. Ltd.	200	5,038
Toyota Industries Corp.	100	5,619
Toyota Motor Corp.	100	6,526
Toyota Tsusho Corp.	200	6,798
Trend Micro Inc./Japan	100	5,887
Unicharm Corp.	200	6,069
United Urban Investment Corp.	5	7,745
USS Co. Ltd.	300	5,671
West Japan Railway Co.	100	6,968
Yahoo Japan Corp.(a)	1,500	5,695
Yamada Denki Co. Ltd.	900	4,454
Yamaha Corp.	100	4,663
Yamaha Motor Co. Ltd.	100	2,627
Yamato Holdings Co. Ltd.	200	5,776
Yamazaki Baking Co. Ltd.	200	4,958
Yokogawa Electric Corp.	300	5,309

		1,205,228
Netherlands — 2.3%
ABN AMRO Group NV, CVA(c)	127	3,522
Aegon NV	533	3,519
AerCap Holdings NV(b)	83	4,659
Akzo Nobel NV	67	6,201
ArcelorMittal	81	2,608
ASML Holding NV	39	8,374
EXOR NV	54	3,556
Heineken Holding NV	87	8,413
Heineken NV	77	7,797
ING Groep NV	280	4,292
Koninklijke Ahold Delhaize NV	349	8,884
Koninklijke DSM NV	80	8,531
Koninklijke KPN NV	1,975	5,719
Koninklijke Philips NV	162	7,116
Koninklijke Vopak NV	79	3,723
NN Group NV	184	8,142
NXP Semiconductors NV(b)	39	3,718
Randstad NV	68	4,317
RELX NV	383	8,333
Unilever NV, CVA	113	6,510
Wolters Kluwer NV	160	9,652

		127,586
New Zealand — 0.8%
Auckland International Airport Ltd.	1,375	6,249
Fisher & Paykel Healthcare Corp. Ltd.	906	9,129
Fletcher Building Ltd.	1,209	5,786
Meridian Energy Ltd.	2,358	5,041
Ryman Healthcare Ltd.	1,463	12,121
Spark New Zealand Ltd.	2,041	5,377

		43,703
Norway —1.0%
DNB ASA	319	6,443
Equinor ASA	219	5,822
Gjensidige Forsikring ASA	598	9,608
Marine Harvest ASA	330	7,224
Norsk Hydro ASA	744	4,246
Orkla ASA	1,193	10,104
Telenor ASA	333	6,519

Security	Shares	Value

Norway (continued)
Yara International ASA	126	$5,566

		55,532
Portugal — 0.3%
EDP - Energias de Portugal SA	1,235	5,042
Galp Energia SGPS SA	304	6,257
Jeronimo Martins SGPS SA	327	4,870

		16,169
Singapore — 3.5%
Ascendas REIT	5,725	11,565
CapitaLand Commercial Trust	8,127	10,448
CapitaLand Ltd.	3,300	7,830
CapitaLand Mall Trust.	6,800	10,790
City Developments Ltd.	900	6,618
ComfortDelGro Corp. Ltd.	3,800	6,560
DBS Group Holdings Ltd.	400	7,860
Genting Singapore Ltd.	4,600	4,325
Golden Agri-Resources Ltd. .	13,100	2,695
Jardine Cycle &Carriage Ltd.	211	5,211
Keppel Corp. Ltd.	1,000	5,047
Oversea-Chinese Banking Corp. Ltd.	1,000	8,499
SATS Ltd.	2,500	9,531
Sembcorp Industries Ltd.	2,100	4,134
Singapore Airlines Ltd.	1,300	9,416
Singapore Exchange Ltd.	2,100	11,477
Singapore Press Holdings Ltd.(a)	5,600	11,971
Singapore Technologies Engineering Ltd.	3,000	7,537
Singapore Telecommunications Ltd.	3,400	8,017
Suntec REIT	10,300	13,922
United Overseas Bank Ltd.	500	9,924
UOL Group Ltd.	1,600	8,427
Wilmar International Ltd.	2,700	6,208
Yangzijiang Shipbuilding Holdings Ltd.	4,400	3,055

		191,067
Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	108	4,741
Aena SME SA(c)	28	5,091
Amadeus IT Group SA	154	13,154
Banco Bilbao Vizcaya Argentaria SA	602	4,428
Banco de Sabadell SA.	1,900	3,176
Banco Santander SA	702	3,959
Bankia SA	818	3,226
Bankinter SA	757	7,318
Enagas SA	226	6,325
Endesa SA	342	7,915
Ferrovial SA	339	7,013
Grifols SA	191	5,553
Iberdrola SA	1,179	9,176
Iberdrola SA, New(b)	34	262
Industria de Diseno Textil SA	295	9,682
International Consolidated Airlines Group SA	308	2,864
Mapfre SA	1,104	3,473
Naturgy Energy Group SA	288	7,811
Red Electrica Corp. SA	378	8,023
Repsol SA	203	4,032
Telefonica SA	698	6,281

		123,503
Sweden — 3.3%
Alfa Laval AB	286	7,867
Assa Abloy AB, Class B	287	5,695

36	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI Intl Size Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Atlas Copco AB, Class A	168	$4,814
Atlas Copco AB, Class B	101	2,649
Boliden AB	122	3,638
Electrolux AB, Series B	194	4,557
Epiroc AB, Class A(b)	168	2,013
Epiroc AB, Class B(b)	101	1,071
Essity AB, Class B	240	6,006
Hennes & Mauritz AB, Class B	309	4,811
Hexagon AB, Class B	121	7,384
Husqvarna AB, Class B	686	5,432
ICA Gruppen AB	215	7,138
Industrivarden AB, Class C	378	7,976
Investor AB, Class B	170	7,418
Kinnevik AB, Class B	151	5,219
L E Lundbergforetagen AB, Class B	240	7,850
Lundin Petroleum AB	146	4,820
Millicom International Cellular SA, SDR	77	4,934
Nordea Bank AB	540	5,748
Sandvik AB	261	4,778
Securitas AB, Class B	333	5,999
Skandinaviska Enskilda Banken AB, Class A	624	6,681
Skanska AB, Class B	252	4,749
SKF AB, Class B	218	4,486
Svenska Handelsbanken AB, Class A	464	5,738
Swedbank AB, Class A	264	6,256
Swedish Match AB	226	12,367
Tele2 AB, Class B	541	7,269
Telefonaktiebolaget LM Ericsson, Class B	461	3,614
Telia Co. AB	1,651	7,948
Volvo AB, Class B	277	4,860

		181,785
Switzerland — 5.8%
ABB Ltd., Registered	356	8,166
Adecco Group AG, Registered	111	6,837
Baloise Holding AG, Registered	64	10,001
Barry Callebaut AG, Registered	4	6,828
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3	20,697
Cie. Financiere Richemont SA, Registered	80	7,030
Clariant AG, Registered	335	8,016
Coca-Cola HBC AG	166	5,953
Dufry AG, Registered	40	5,297
EMS-Chemie Holding AG, Registered	18	11,546
Geberit AG, Registered	23	10,262
Givaudan SA, Registered	4	9,386
Julius Baer Group Ltd.	139	7,644
Kuehne + Nagel International AG, Registered	69	11,037
LafargeHolcim Ltd., Registered	102	5,217
Lonza Group AG, Registered	25	7,710
Nestle SA, Registered	191	15,569
Novartis AG, Registered	67	5,633
Pargesa Holding SA, Bearer	124	10,383
Partners Group Holding AG	15	11,402
Roche Holding AG, NVS	37	9,084
Schindler Holding AG, Participation Certificates, NVS	60	13,988
Schindler Holding AG, Registered	41	9,285
SGS SA, Registered	3	7,836
Sika AG, Registered	60	8,539
Sonova Holding AG, Registered	58	10,710
Straumann Holding AG, Registered	9	7,000

Security	Shares	Value

Switzerland (continued)
Swatch Group AG (The), Bearer	13	$5,842
Swatch Group AG (The), Registered	31	2,557
Swiss Life Holding AG, Registered	21	7,545
Swiss Prime Site AG, Registered	168	15,417
Swiss Re AG	94	8,620
Swisscom AG, Registered	26	12,220
UBS Group AG, Registered	375	6,180
Vifor Pharma AG	40	7,584
Zurich Insurance Group AG	18	5,540

		322,561
United Kingdom — 9.7%
3i Group PLC	464	5,768
Admiral Group PLC	238	6,185
Antofagasta PLC	107	1,408
Ashtead Group PLC	107	3,286
Associated British Foods PLC	155	4,992
AstraZeneca PLC	77	5,924
Aviva PLC	838	5,496
Babcock International Group PLC	575	5,390
BAE Systems PLC	853	7,309
Barclays PLC .	1,360	3,460
Barratt Developments PLC	538	3,769
Berkeley Group Holdings PLC	97	4,750
BHP Billiton PLC	88	2,025
BP PLC	721	5,422
British American Tobacco PLC	147	8,101
British Land Co. PLC (The)	808	6,997
BT Group PLC	2,255	6,907
Bunzl PLC	347	10,310
Burberry Group PLC	155	4,284
Carnival PLC	98	5,688
Centrica PLC	3,005	5,863
Coca-Cola European Partners PLC, NVS	163	6,722
Compass Group PLC	460	9,893
ConvaTec Group PLC(c)	1,084	3,114
Croda International PLC	139	9,372
DCC PLC	77	7,121
Diageo PLC	293	10,769
Direct Line Insurance Group PLC	1,424	6,424
easyJet PLC	196	4,162
Experian PLC	374	9,194
Ferguson PLC	88	6,938
Fresnillo PLC	122	1,663
G4S PLC	1,126	4,077
GlaxoSmithKline PLC	395	8,195
GVC Holdings PLC	349	5,356
Hammerson PLC	647	4,429
Hargreaves Lansdown PLC	229	6,236
HSBC Holdings PLC	728	6,976
Imperial Brands PLC	159	6,094
Informa PLC	1,300	13,461
InterContinental Hotels Group PLC	102	6,298
Intertek Group PLC	114	8,793
Investec PLC	515	3,728
ITV PLC	2,075	4,487
J Sainsbury PLC	1,120	4,804
Johnson Matthey PLC	94	4,636
Kingfisher PLC	1,782	6,935
Land Securities Group PLC	622	7,692
Legal & General Group PLC	1,678	5,782

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued)	iShares® Edge MSCI Intl Size Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Lloyds Banking Group PLC	6,112	$5,001
London Stock Exchange Group PLC	93	5,364
Marks & Spencer Group PLC	1,287	5,200
Mediclinic International PLC	374	2,512
Meggitt PLC	588	4,398
Melrose Industries PLC	993	2,812
Merlin Entertainments PLC(c)	1,370	7,077
Micro Focus International PLC	147	2,410
Mondi PLC	196	5,391
National Grid PLC	594	6,337
Next PLC	46	3,582
Pearson PLC	303	3,675
Prudential PLC	238	5,635
Randgold Resources Ltd	46	3,421
Reckitt Benckiser Group PLC	100	8,916
RELX PLC	597	13,019
Rio Tinto PLC	75	4,129
Rolls-Royce Holdings PLC	241	3,133
Royal Bank of Scotland Group PLC(b)	1,037	3,474
Royal Dutch Shell PLC, Class A	127	4,356
Royal Dutch Shell PLC, Class B	142	4,976
Royal Mail PLC	890	5,474
RSA Insurance Group PLC	683	5,772
Sage Group PLC(The)	740	6,038
Schroders PLC	152	6,207
Segro PLC	1,060	9,246
Severn Trent PLC	281	7,131
Shire PLC	61	3,482
Sky PLC	217	4,337
Smith & Nephew PLC	363	6,288
Smiths Group PLC	320	6,775
SSE PLC	392	6,428
St. James’s Place PLC	358	5,661
Standard Chartered PLC	260	2,346
Standard Life Aberdeen PLC	1,181	4,838
Taylor Wimpey PLC	1,425	3,270
Tesco PLC	1,083	3,698
Travis Perkins PLC	291	4,565
Unilever PLC	151	8,626
United Utilities Group PLC	829	7,821
Vodafone Group PLC	2,682	6,544
Weir Group PLC(The)	124	3,169
Whitbread PLC	126	6,471
Wm Morrison Supermarkets PLC	1,318	4,518
WPP PLC	345	5,394

		535,602

Total Common Stocks — 99.0%
(Cost: $5,284,245)		5,461,939

Security	Shares	Value

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	34	$2,817
Fuchs Petrolub SE, Preference Shares, NVS	148	8,360
Henkel AG & Co. KGaA, Preference Shares, NVS	79	9,913
Porsche Automobil Holding SE, Preference Shares, NVS	47	3,184
Schaeffler AG, Preference Shares, NVS	287	3,936
Volkswagen AG, Preference Shares, NVS	16	2,850

		31,060
Italy — 0.1%
Intesa Sanpaolo SpA, Preference Shares, NVS	1,154	3,685
Telecom Italia SpA/Milano, Preference Shares, NVS	3,524	2,350

		6,035

Total Preferred Stocks — 0.7%
(Cost: $37,748)		37,095

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(e)(f)(g)	21,151	21,157
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(e)(f) .	305	305

		21,462

Total Short-Term Investments — 0.4%
(Cost: $21,457)		21,462

Total Investments in Securities — 100.1%
(Cost: $5,343,450)		5,520,496

Other Assets, Less Liabilities — (0.1)%		(3,608)

Net Assets — 100.0%		$5,516,888

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

38	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI Intl Size Factor ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	20,802	349	21,151	$21,157	$440	(b)	$(8)	$6
BlackRock Cash Funds: Treasury, SL Agency Shares	1,089	(784)	305	305	43		—	—

				$21,462	$483		$(8)	$6

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,461,677	$262	$—	$5,461,939
Preferred Stocks	37,095	—	—	37,095
Money Market Funds	21,462	—	—	21,462

	$5,520,234	$262	$—	$5,520,496

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments	iShares® Edge MSCI Intl Value Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
BlueScope Steel Ltd.	19,426	$255,033
Fortescue Metals Group Ltd.	108,452	352,323
Incitec Pivot Ltd.	62,134	175,062
Origin Energy Ltd.(a)	39,291	285,371
Santos Ltd.(a)	36,267	172,011
Sonic Healthcare Ltd.	19,282	373,837
South32 Ltd.	239,580	635,830
Wesfarmers Ltd.	34,041	1,251,639

		3,501,106
Austria — 0.3%
OMV AG	3,803	215,187
Raiffeisen Bank International AG	5,155	172,082
voestalpine AG	5,128	257,221

		644,490
Belgium — 0.3%
Ageas	7,069	379,229
Solvay SA	2,468	338,581

		717,810
Canada — 2.6%
Bausch Health Companies Inc.(a)	44,649	969,453
Empire Co. Ltd., Class A, NVS	17,798	366,622
Fairfax Financial Holdings Ltd	465	262,500
First Quantum Minerals Ltd.	25,625	399,333
George Weston Ltd.	5,257	436,953
Linamar Corp.	1,887	86,161
Loblaw Companies Ltd.	18,096	955,947
Magna International Inc	11,164	679,444
Metro Inc.	4,404	148,356
Open Text Corp.	8,178	304,068
Power Corp. of Canada	14,598	331,763
Teck Resources Ltd., Class B	41,687	1,086,359
Tourmaline Oil Corp.	6,750	133,237

		6,160,196
Denmark — 0.7%
AP Moller - Maersk A/S, Class A	188	253,186
AP Moller - Maersk A/S, Class B, NVS	283	407,216
Carlsberg A/S, Class B	7,736	933,338

		1,593,740
Finland — 0.7%
Nokia OYJ	187,162	1,017,423
UPM-Kymmene OYJ	15,294	543,285

		1,560,708
France — 11.2%
Atos SE	4,165	559,694
AXA SA, NVS	68,854	1,740,153
BNP Paribas SA	37,541	2,445,297
Carrefour SA, NVS	52,562	944,643
Casino Guichard Perrachon SA, NVS	10,171	414,616
Cie. de Saint-Gobain, NVS	21,026	936,701
Cie. Generale des Etablissements Michelin SCA, NVS	3,514	452,683
CNP Assurances, NVS	4,075	95,359
Credit Agricole SA	39,602	556,731
Electricite de France SA, NVS	27,967	418,852
Engie SA	86,547	1,398,967
Orange SA, NVS	49,631	848,704
Peugeot SA, NVS	30,764	885,848
Renault SA, NVS	10,889	959,246

Security	Shares	Value

France (continued)
Rexel SA	18,480	$289,418
Sanofi, NVS	86,576	7,533,554
SCOR SE	5,062	196,933
Societe Generale SA, NVS	35,476	1,581,897
TOTAL SA, NVS	60,262	3,938,665

		26,197,961
Germany — 5.8%
Allianz SE, Registered	8,180	1,810,261
Bayer AG,Registered	16,813	1,873,960
Bayerische Motoren Werke AG	11,624	1,124,639
Commerzbank AG(a)	49,902	539,270
Covestro AG(b)	4,202	403,649
Daimler AG, Registered	34,466	2,385,340
Deutsche Bank AG, Registered	129,477	1,694,922
Deutsche Lufthansa AG, Registered	24,609	691,050
HeidelbergCement AG	6,602	560,966
K+S AG, Registered	6,760	178,677
Merck KGaA	7,342	754,934
METRO AG	22,295	275,471
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	3,896	864,978
Uniper SE	8,046	251,266
Volkswagen AG	1,504	260,620

		13,670,003
Hong Kong — 3.7%
CK Asset Holdings Ltd.	188,000	1,438,662
CK Hutchison Holdings Ltd.	188,000	2,043,596
Hang Lung Properties Ltd.	94,000	197,651
Jardine Matheson Holdings Ltd.	10,800	729,000
NWS Holdings Ltd.	91,000	164,439
Sino Land Co. Ltd.	190,000	326,386
Sun Hung Kai Properties Ltd.	94,000	1,473,401
WH Group Ltd.(b)	1,002,500	804,846
Wharf Holdings Ltd. (The)	93,000	307,545
Wharf Real Estate Investment Co. Ltd.	128,058	932,634
Wheelock &Co. Ltd.	31,000	219,647
Yue Yuen Industrial Holdings Ltd.	25,500	68,566

		8,706,373
Ireland — 0.1%
Bank of Ireland Group PLC	27,897	239,747

Israel — 1.6%
Bank Hapoalim BM	40,643	287,185
Bank Leumi Le-Israel BM	57,252	358,556
Israel Chemicals Ltd.	20,738	99,102
Teva Pharmaceutical Industries Ltd., ADR, NVS	126,079	3,018,331

		3,763,174
Italy — 2.7%
Assicurazioni Generali SpA	31,011	551,523
Enel SpA	254,029	1,417,772
Eni SpA	56,501	1,088,419
Fiat Chrysler Automobiles NV(a)	63,389	1,082,709
Leonardo SpA	7,084	84,959
Mediobanca Banca di Credito Finanziario SpA	20,960	217,873
Telecom Italia SpA/Milano(a)	594,804	458,910
UniCredit SpA	80,472	1,427,786

		6,329,951
Japan — 38.8%
Aeon Mall Co. Ltd	9,400	164,084

40	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI Intl Value Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Aisin Seiki Co. Ltd.	9,400	$435,823
Alfresa Holdings Corp.	18,800	448,923
Alps Electric Co. Ltd.	9,400	269,975
Amada Holdings Co. Ltd.	18,800	187,765
ANA Holdings Inc.	9,400	344,292
Asahi Glass Co. Ltd.	9,400	392,156
Asahi Group Holdings Ltd.	27,300	1,322,321
Asahi Kasei Corp.	37,200	495,324
Bridgestone Corp.	18,800	737,960
Brother Industries Ltd.	18,700	379,713
Canon Inc.	56,300	1,819,163
Central Japan Railway Co.	9,400	1,951,965
Chubu Electric Power Co. Inc.	28,200	433,430
Concordia Financial Group Ltd.	47,000	251,921
Credit Saison Co. Ltd.	9,400	146,030
Dai Nippon Printing Co. Ltd.	9,400	204,644
Daicel Corp.	18,800	206,239
Dai-ichi Life Holdings Inc.	37,700	707,927
Daito Trust Construction Co. Ltd.	3,200	533,572
Daiwa House Industry Co. Ltd.	28,300	1,028,447
Daiwa Securities Group Inc.	93,000	540,686
DeNA Co. Ltd.	9,300	174,884
Denso Corp.	9,400	462,190
East Japan Railway Co.	11,900	1,109,845
Electric Power Development Co. Ltd.	9,400	254,020
FUJIFILM Holdings Corp.	37,600	1,545,449
Fujitsu Ltd.	133,000	903,459
Hankyu Hanshin Holdings Inc.	9,400	373,262
Hino Motors Ltd.	9,400	105,555
Hitachi Ltd.	455,000	3,164,758
Hitachi Metals Ltd.	9,400	101,440
Honda Motor Co. Ltd.	65,800	1,972,119
Idemitsu Kosan Co. Ltd.	9,300	417,893
Iida Group Holdings Co. Ltd.	9,400	183,818
Inpex Corp.	37,200	408,921
Isuzu Motors Ltd.	18,800	253,348
ITOCHU Corp.	132,000	2,334,822
J Front Retailing Co. Ltd.	9,400	137,297
Japan Airlines Co. Ltd.	9,400	346,223
Japan Post Bank Co. Ltd.	18,700	224,019
Japan Post Holdings Co. Ltd.	81,900	901,383
Japan Tobacco Inc.	27,900	791,588
JFE Holdings Inc.	37,800	765,016
JTEKT Corp.	18,700	269,291
JXTG Holdings Inc.	159,800	1,169,878
Kamigumi Co. Ltd.	9,400	196,162
Kansai Electric Power Co. Inc. (The)	37,600	533,400
Kawasaki Heavy Industries Ltd.	9,400	274,594
KDDI Corp.	46,900	1,304,267
Kobe Steel Ltd.	28,200	276,357
Konica Minolta Inc.	37,600	336,230
Kuraray Co. Ltd.	18,900	265,924
Kyocera Corp.	18,800	1,089,641
Kyushu Electric Power Co. Inc.	18,800	220,683
LIXIL Group Corp.	9,400	191,964
Marubeni Corp.	171,500	1,303,486
Mazda Motor Corp.	28,100	348,928
Mebuki Financial Group Inc.	41,600	147,908
Medipal Holdings Corp.	18,800	380,736
MINEBEA MITSUMI Inc.	9,500	169,309

Security	Shares	Value

Japan (continued)
Mitsubishi Chemical Holdings Corp.	84,700	$737,512
Mitsubishi Corp.	122,300	3,405,477
Mitsubishi Electric Corp.	75,300	1,016,759
Mitsubishi Gas Chemical Co. Inc.	9,400	209,094
Mitsubishi Heavy Industries Ltd.	18,800	703,195
Mitsubishi Materials Corp.	9,400	266,196
Mitsubishi Tanabe Pharma Corp.	18,800	351,345
Mitsubishi UFJ Financial Group Inc.	546,000	3,362,626
Mitsubishi UFJ Lease & Finance Co. Ltd.	18,800	113,532
Mitsui & Co. Ltd.	145,600	2,430,352
Mitsui Chemicals Inc.	9,500	254,601
Mitsui OSK Lines Ltd.	9,400	242,684
Mizuho Financial Group Inc.	1,204,900	2,094,636
MS&AD Insurance Group Holdings Inc.	18,800	573,036
NEC Corp.	17,800	492,943
Nexon Co. Ltd.(a)	18,800	269,555
NH Foods Ltd.	9,300	368,876
Nikon Corp.	9,400	158,038
Nippon Electric Glass Co. Ltd.	9,300	299,504
Nippon Steel & Sumitomo Metal Corp.	46,800	929,603
Nippon Telegraph & Telephone Corp.	28,200	1,301,926
Nippon Yusen KK	9,400	180,459
Nissan Motor Co. Ltd.	107,500	1,013,635
Nomura Holdings Inc.	136,500	644,455
Nomura Real Estate Master Fund Inc.	188	266,028
NSK Ltd.	18,600	201,885
NTT DOCOMO Inc.	28,200	723,768
Obayashi Corp.	37,600	391,317
Oji Holdings Corp.	1,000	5,914
ORIX Corp.	54,600	882,848
Osaka Gas Co. Ltd.	9,500	182,039
Otsuka Holdings Co. Ltd.	18,900	869,528
Resona Holdings Inc.	96,700	549,326
Ricoh Co. Ltd.	56,400	548,179
Rohm Co. Ltd.	9,400	797,749
Sega Sammy Holdings Inc.	100	1,590
Seiko Epson Corp.	18,800	338,078
Sekisui House Ltd.	28,200	479,027
Seven & i Holdings Co. Ltd.	56,600	2,303,136
Shimizu Corp.	36,400	379,803
Shinsei Bank Ltd.	9,400	147,709
Shizuoka Bank Ltd. (The)	18,200	167,790
Sompo Holdings Inc.	9,400	380,736
Sony Corp.	18,900	984,002
Subaru Corp.	18,800	546,500
Sumitomo Chemical Co. Ltd.	94,000	538,270
Sumitomo Corp.	103,700	1,699,924
Sumitomo Dainippon Pharma Co. Ltd.	9,400	181,635
Sumitomo Electric Industries Ltd.	28,200	431,792
Sumitomo Metal Mining Co. Ltd.	9,400	337,154
Sumitomo Mitsui Financial Group Inc.	65,800	2,612,837
Sumitomo Mitsui Trust Holdings Inc.	18,800	745,013
Sumitomo Rubber Industries Ltd.	9,400	155,015
Suzuken Co. Ltd./Aichi Japan	9,400	410,211
Suzuki Motor Corp.	9,400	550,111
T&D Holdings Inc.	9,500	141,303
Taiheiyo Cement Corp.	9,400	295,167
Taisei Corp.	9,400	521,476
TDK Corp.	9,400	1,001,805
Teijin Ltd.	9,400	174,665

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued)	iShares® Edge MSCI Intl Value Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tohoku Electric Power Co. Inc.	18,800	$238,317
Tokio Marine Holdings Inc.	9,400	445,144
Tokyo Electric Power Co. Holdings Inc.(a)	145,600	694,572
Toshiba Corp.(a)	187,000	572,994
Tosoh Corp.	18,600	302,412
Toyo Seikan Group Holdings Ltd.	9,400	172,314
Toyo Suisan Kaisha Ltd.	9,400	339,253
Toyota Industries Corp.	9,400	528,194
Toyota Motor Corp.	81,900	5,344,644
Toyota Tsusho Corp.	9,500	322,919
West Japan Railway Co.	9,400	654,994
Yamada Denki Co. Ltd.	18,600	92,053
Yamaha Motor Co. Ltd.	9,400	246,966

		90,730,572
Netherlands — 3.8%
Aegon NV	117,820	777,780
AerCap Holdings NV(a)	12,432	697,808
ArcelorMittal	43,348	1,395,543
EXOR NV	2,042	134,467
ING Groep NV	84,253	1,291,598
Koninklijke Ahold Delhaize NV	150,130	3,821,476
NN Group NV	15,780	698,286

		8,816,958
Norway — 0.8%
DNB ASA	19,243	388,648
Equinor ASA	16,406	436,162
Marine Harvest ASA	26,577	581,789
Norsk Hydro ASA	25,662	146,464
Yara International ASA	5,243	231,605

		1,784,668
Singapore — 0.9%
CapitaLand Ltd.	102,300	242,730
Golden Agri-Resources Ltd.	1,184,500	243,635
Keppel Corp. Ltd.	78,000	393,638
Sembcorp Industries Ltd.	66,100	130,132
Singapore Airlines Ltd.	37,600	272,340
Wilmar International Ltd.	285,800	657,132
Yangzijiang Shipbuilding Holdings Ltd.	227,500	157,928

		2,097,535
Spain — 3.4%
Banco Bilbao Vizcaya Argentaria SA	111,150	817,501
Banco de Sabadell SA	201,991	337,611
Banco Santander SA	421,846	2,378,814
CaixaBank SA	82,579	382,332
Iberdrola SA	172,639	1,343,275
Iberdrola SA, New(a)	4,824	37,536
International Consolidated Airlines Group SA	51,303	476,975
Mapfre SA	35,477	111,620
Repsol SA	58,189	1,155,727
Telefonica SA	108,249	974,118

		8,015,509
Sweden — 0.3%
Boliden AB	8,756	261,089
ICA Gruppen AB	4,196	139,301
Telia Co. AB	50,185	241,599

		641,989
Switzerland — 2.3%
Credit Suisse Group AG, Registered	54,312	876,124

Security	Shares	Value

Switzerland (continued)
Novartis AG, Registered	38,612	$3,246,528
Swiss Life Holding AG, Registered	1,023	367,557
Swiss Re AG	9,087	833,250

		5,323,459
United Kingdom — 17.0%
3i Group PLC	26,938	334,843
Anglo American PLC	70,526	1,603,057
Aviva PLC	76,636	502,637
Babcock International Group PLC	16,970	159,073
Barclays PLC	891,184	2,267,414
Barratt Developments PLC	32,967	230,926
Berkeley Group Holdings PLC	3,837	187,889
BP PLC	329,149	2,475,288
British American Tobacco PLC	55,044	3,033,290
BT Group PLC	206,961	633,909
easyJet PLC	4,630	98,328
Glencore PLC	416,132	1,825,906
HSBC Holdings PLC	362,342	3,472,084
Imperial Brands PLC	38,350	1,469,931
J Sainsbury PLC	293,264	1,257,934
John Wood Group PLC	12,117	103,282
Kingfisher PLC	50,722	197,408
Lloyds Banking Group PLC	2,153,618	1,762,241
Marks & Spencer Group PLC	24,147	97,559
Mediclinic International PLC	12,865	86,403
Meggitt PLC	33,508	250,627
Micro Focus International PLC	19,098	313,148
Pearson PLC	15,233	184,753
Persimmon PLC	6,665	216,997
Rio Tinto PLC	33,086	1,821,305
Royal Bank of Scotland Group PLC(a)	138,230	463,100
Royal Dutch Shell PLC, Class A	92,432	3,170,628
Royal Dutch Shell PLC, Class B	67,991	2,382,637
Royal Mail PLC	59,151	363,826
Shire PLC	65,290	3,726,379
Standard Chartered PLC	95,969	866,105
Taylor Wimpey PLC	90,564	207,836
Tesco PLC	344,024	1,174,665
Travis Perkins PLC	12,017	188,529
Vodafone Group PLC	676,236	1,649,919
Wm Morrison Supermarkets PLC	283,662	972,281

		39,752,137

Total Common Stocks — 98.5%
(Cost: $217,025,567)		230,248,086

Preferred Stocks

Germany — 1.1%
Bayerische Motoren Werke AG,Preference Shares, NVS	1,864	154,413
Porsche Automobil Holding SE, Preference Shares, NVS	9,561	647,719
Volkswagen AG,Preference Shares, NVS	9,464	1,685,586

		2,487,718
Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	366,417	244,374

Total Preferred Stocks — 1.2%
(Cost: $2,592,200)		2,732,092

42	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI Intl Value Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(c)(d)	58,936	$58,936

Total Short-Term Investments — 0.0% (Cost: $58,936)		58,936

Total Investments in Securities — 99.7% (Cost: $219,676,703)		233,039,114

Other Assets, Less Liabilities — 0.3%		593,984

Net Assets — 100.0%		$233,633,098

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation )

BlackRock Cash Funds: Institutional, SL Agency Shares	84,729	(84,729)	—	$—	$12,569	(b)	$105		$(5)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,903	56,033	58,936	58,936	1,794		—		—

				$58,936	$14,363		$105		$(5)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$230,210,550	$37,536	$—	$230,248,086
Preferred Stocks	2,732,092	—	—	2,732,092
Money Market Funds	58,936	—	—	58,936

	$233,001,578	$37,536	$—	$233,039,114

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments	iShares® Edge MSCI USA Momentum Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 7.0%
Boeing Co. (The)	1,255,326	$447,272,654
Harris Corp.	180,001	29,691,165
Northrop Grumman Corp.	222,735	66,929,640
Raytheon Co.	425,034	84,169,483
Spirit AeroSystems Holdings Inc., Class A	117,414	10,948,855

		639,011,797

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	192,545	17,758,426
XPO Logistics Inc.(a)	201,699	20,113,424

		37,871,850

Auto Components — 0.1%
Autoliv Inc.	92,084	9,434,927

Banks — 5.3%
Comerica Inc.	218,702	21,200,972
JPMorgan Chase & Co.	3,608,637	414,812,823
Regions Financial Corp.	1,448,587	26,958,204
SVB Financial Group(a)	89,489	27,551,873

		490,523,872

Beverages — 0.3%
Brown-Forman Corp., Class B, NVS	527,048	28,049,495

Biotechnology —1.8%
AbbVie Inc.	1,767,345	163,002,229

Capital Markets — 6.0%
BlackRock Inc.(b)	156,866	78,865,950
Charles Schwab Corp. (The)	1,737,113	88,696,990
CME Group Inc.	513,370	81,687,434
E*TRADE Financial Corp.(a)	560,857	33,544,857
Moody’s Corp.	241,961	41,404,366
MSCI Inc.	189,789	31,541,034
Nasdaq Inc.	188,897	17,265,186
S&P Global Inc.	459,396	92,081,334
T Rowe Price Group Inc.	493,168	58,726,446
TD Ameritrade Holding Corp.	401,133	22,924,751

		546,738,348
Chemicals — 0.1%
Westlake Chemical Corp.	73,566	7,887,746

Commercial Services & Supplies — 0.6%
Cintas Corp.	139,928	28,612,477
Copart Inc.(a)	516,372	29,634,589

		58,247,066

Communications Equipment — 4.8%
Arista Networks Inc.(a)	94,298	24,114,828
Cisco Systems Inc.	8,024,617	339,361,053
F5 Networks Inc.(a)	101,850	17,455,053
Motorola Solutions Inc.	240,011	29,113,334
Palo Alto Networks Inc.(a)	152,654	30,265,182

		440,309,450

Construction & Engineering — 0.1%
Fluor Corp.	194,272	9,956,440

Diversified Financial Services — 0.1%
Voya Financial Inc.	250,047	12,632,374

Electronic Equipment, Instruments &Components — 0.2%
FLIR Systems Inc.	203,034	11,897,792

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
IPG Photonics Corp.(a)(c)	46,340	$7,601,614

		19,499,406
Energy Equipment & Services — 0.1%
Helmerich & Payne Inc.	107,576	6,599,788

Food &Staples Retailing — 1.3%
Costco Wholesale Corp.	563,858	123,321,383

Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	2,054,850	134,674,869
ABIOMED Inc.(a)	111,686	39,596,038
Align Technology Inc.(a)	115,095	41,048,632
Intuitive Surgical Inc.(a)	209,879	106,658,409
Stryker Corp.	404,729	66,072,009
Teleflex Inc.	55,969	15,263,306

		403,313,263
Health Care Providers & Services — 1.4%
Anthem Inc.	323,566	81,862,198
HCA Healthcare Inc.	372,808	46,313,938

		128,176,136
Hotels, Restaurants & Leisure — 1.6%
Domino’s Pizza Inc.	64,108	16,838,607
Hilton Worldwide Holdings Inc.	343,185	26,994,932
Marriott International Inc./MD, Class A	468,301	59,867,600
Yum! Brands Inc.	502,290	39,826,574

		143,527,713
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Energy Corp.(a)	575,231	13,000,221

Insurance — 1.3%
Arthur J Gallagher & Co.	228,961	16,336,367
Progressive Corp. (The)	1,340,676	80,453,967
XL Group Ltd.	436,965	24,570,542

		121,360,876
Internet & Direct Marketing Retail — 8.8%
Amazon.com Inc.(a)	288,140	512,151,561
Netflix Inc.(a)	877,253	296,029,025

		808,180,586
Internet Software &Services — 1.3%
Akamai Technologies Inc.(a)	214,250	16,124,455
GoDaddy Inc., Class A(a)	285,623	21,027,565
IAC/InterActiveCorp.(a)	158,296	23,309,086
MercadoLibre Inc.	62,012	21,264,535
Twitter Inc.(a)	1,070,012	34,101,283

		115,826,924
IT Services — 14.0%
Accenture PLC, Class A	657,192	104,710,401
Broadridge Financial Solutions Inc.	265,298	29,973,368
Fiserv Inc.(a)	485,095	36,614,971
FleetCor Technologies Inc.(a)	144,721	31,404,457
Global Payments Inc.	194,248	21,866,497
Jack Henry & Associates Inc.	94,597	12,742,216
Mastercard Inc., Class A	2,078,145	411,472,710
PayPal Holdings Inc.(a)	1,389,316	114,118,416
Square Inc., Class A(a)	772,667	49,952,922
Total System Services Inc.	263,428	24,114,199
Visa Inc., Class A	3,295,092	450,570,880

		1,287,541,037

44	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI USA Momentum Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery —1.4%
Caterpillar Inc.	666,078	$95,782,016
IDEX Corp.	80,441	12,354,129
Xylem Inc./NY	266,463	20,400,407

		128,536,552
Media — 1.2%
Twenty-First Century Fox Inc., Class A, NVS	1,704,059	76,682,655
Twenty-First Century Fox Inc., Class B	754,966	33,535,590

		110,218,245
Multiline Retail — 1.2%
Dollar General Corp.	343,835	33,747,405
Kohl’s Corp.	296,623	21,911,541
Target Corp.	705,634	56,930,551

		112,589,497
Oil, Gas &Consumable Fuels — 4.1%
Andeavor	280,919	42,154,705
Concho Resources Inc.(a)	150,530	21,954,801
Continental Resources Inc./OK(a)(c)	158,679	10,134,828
Diamondback Energy Inc.	107,933	14,241,759
HollyFrontier Corp.	459,333	34,257,055
Phillips 66	756,546	93,312,384
Pioneer Natural Resources Co.	223,919	42,381,149
Valero Energy Corp.	1,008,935	119,407,457

		377,844,138
Personal Products — 0.9%
Estee Lauder Companies Inc. (The), Class A	612,160	82,604,870

Pharmaceuticals — 1.3%
Nektar Therapeutics(a)(c)	438,702	23,075,725
Zoetis Inc.	1,068,072	92,366,867

		115,442,592
Professional Services — 0.9%
CoStar Group Inc.(a)	63,513	26,411,881
TransUnion	352,395	25,513,398
Verisk Analytics Inc.(a)	275,782	30,507,005

		82,432,284
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)(c)	367,353	18,294,179
Jones Lang LaSalle Inc.(c)	72,142	12,337,004

		30,631,183
Road & Rail — 0.1%
Old Dominion Freight Line Inc.	84,347	12,382,140

Semiconductors & Semiconductor Equipment — 7.6%
Intel Corp.	6,333,753	304,653,519
Micron Technology Inc.(a)	1,164,329	61,464,928
NVIDIA Corp.	893,511	218,785,104
Texas Instruments Inc	980,050	109,099,166

		694,002,717
Software — 11.7%
Adobe Systems Inc.(a)	1,081,308	264,574,442
ANSYS Inc.(a)	146,731	24,779,931
Citrix Systems Inc.(a)	200,993	22,103,200
Fortinet Inc.(a)	240,928	15,156,781

Security	Shares	Value

Software (continued)
Intuit Inc.	442,831	$90,443,803
Microsoft Corp.	4,680,700	496,528,656
Red Hat Inc.(a)(c)	451,724	63,796,981
ServiceNow Inc.(a)	328,021	57,718,575
Splunk Inc.(a)	257,204	24,717,304
SS&C Technologies Holdings Inc.	305,968	16,237,722

		1,076,057,395
Specialty Retail — 3.7%
Best Buy Co. Inc.	407,987	30,611,265
Home Depot Inc. (The)	1,311,868	259,120,167
Ross Stores Inc.	579,334	50,651,172

		340,382,604
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	1,755,638	27,107,051
NetApp Inc.	560,143	43,422,285
Seagate Technology PLC	396,648	20,871,618

		91,400,954
Textiles, Apparel & Luxury Goods — 3.0%
Lululemon Athletica Inc.(a)	234,372	28,112,922
Michael Kors Holdings Ltd.(a)	262,702	17,530,105
NIKE Inc., Class B	1,822,699	140,183,780
PVH Corp.	133,591	20,508,890
Tapestry Inc.	465,020	21,911,742
VF Corp.	534,985	49,256,069

		277,503,508
Trading Companies & Distributors — 0.3%
WW Grainger Inc.	88,599	30,704,869

Total Common Stocks — 99.8% (Cost: $8,386,979,263)		9,176,746,475

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(b)(d)(e)	18,054,513	18,059,929
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(b)(d)	14,671,603	14,671,603

		32,731,532

Total Short-Term Investments — 0.3% (Cost: $32,727,204)		32,731,532

Total Investments in Securities — 100.1% (Cost: $8,419,706,467)		9,209,478,007

Other Assets, Less Liabilities — (0.1)%		(12,763,040)

Net Assets — 100.0%		$9,196,714,967

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued)	iShares® Edge MSCI USA Momentum Factor ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,355,506	—		(8,300,993	)(b)	18,054,513	$18,059,929	$116,935	(c)	$(14,031)	$3,677
BlackRock Cash Funds: Treasury, SL Agency Shares	2,317,486	12,354,117	(b)	—		14,671,603	14,671,603	141,977		—	—
BlackRock Inc	—	230,369		(73,503)		156,866	78,865,950	1,073,157		(357,408)	(2,312,835)
PNC Financial Services Group Inc. (The)	404,918	643,868		(1,048,786)		—	—	1,108,069		8,041,048	(3,550,194)

							$111,597,482	$2,440,138		$7,669,609	$(5,859,352)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	131	09/21/18	$18,452	$376,833

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$376,833

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$835,247

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$376,833

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,886,016

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

46	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI USA Momentum Factor ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,176,746,475	$—	$—	$9,176,746,475
Money Market Funds	32,731,532	—	—	32,731,532

	$9,209,478,007	$—	$—	$9,209,478,007

Derivative financial instruments(a)
Assets
Futures Contracts	$376,833	$—	$—	$376,833

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments	iShares® Edge MSCI USA Quality Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
General Dynamics Corp.	277,918	$55,516,899
Huntington Ingalls Industries Inc.	46,535	10,844,982

		66,361,881
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	151,246	13,949,419
Expeditors International of Washington Inc.	205,574	15,658,571

		29,607,990
Auto Components — 0.7%
Aptiv PLC	251,692	24,683,434
Lear Corp.	70,181	12,641,704

		37,325,138
Banks — 0.4%
East West Bancorp. Inc.	357,626	23,152,707

Beverages — 0.9%
Brown-Forman Corp., Class B, NVS	470,728	25,052,144
Monster Beverage Corp.(a)	439,603	26,384,972

		51,437,116
Biotechnology — 4.2%
Amgen Inc.	513,467	100,921,939
Biogen Inc.(a)	190,415	63,669,064
Celgene Corp.(a)	559,913	50,442,562
Regeneron Pharmaceuticals Inc.(a)	63,366	23,319,322
United Therapeutics Corp.(a)	32,441	3,987,323

		242,340,210
Building Products — 0.2%
AO Smith Corp.	153,788	9,155,000

Capital Markets — 7.0%
Ameriprise Financial Inc.	384,372	55,991,469
BlackRock Inc.(b)	282,287	141,922,612
Eaton Vance Corp., NVS	367,446	19,522,406
Franklin Resources Inc.	843,330	28,943,086
SEI Investments Co.	448,311	26,871,761
T Rowe Price Group Inc.	790,617	94,146,672
TD Ameritrade Holding Corp.	642,017	36,691,272

		404,089,278

Chemicals — 2.1%
Air Products & Chemicals Inc.	123,058	20,202,432
Celanese Corp., Series A	75,913	8,966,084
International Flavors & Fragrances Inc.	50,292	6,676,766
LyondellBasell Industries NV, Class A	314,200	34,810,218
PPG Industries Inc.	150,461	16,650,014
Praxair Inc.	209,462	35,084,885

		122,390,399

Commercial Services & Supplies — 0.3%
Copart Inc.(a)	212,013	12,167,426
Rollins Inc.	124,763	6,854,479

		19,021,905
Communications Equipment — 0.2%
F5 Networks Inc.(a)	66,186	11,342,957

Containers & Packaging — 0.2%
Avery Dennison Corp.	49,368	5,661,522
Packaging Corp. of America	53,777	6,071,424

		11,732,946

Security	Shares	Value

Diversified Telecommunication Services — 1.8%
AT&T Inc.	1,463,150	$46,776,905
CenturyLink Inc.	196,605	3,690,276
Verizon Communications Inc.	1,070,523	55,281,808

		105,748,989
Electric Utilities — 1.7%
OGE Energy Corp.	1,177,745	42,681,479
Pinnacle West Capital Corp.	671,246	53,988,316

		96,669,795
Electrical Equipment — 0.7%
Acuity Brands Inc.	42,158	5,861,227
Rockwell Automation Inc.	172,974	32,443,003

		38,304,230
Electronic Equipment, Instruments & Components — 0.2%
Cognex Corp.	144,613	7,632,674
IPG Photonics Corp.(a)	29,908	4,906,108

		12,538,782
Energy Equipment &Services — 0.2%
Helmerich & Payne Inc.	65,691	4,030,143
TechnipFMC PLC	262,791	8,553,847

		12,583,990
Equity Real Estate Investment Trusts (REITs) — 2.4%
National Retail Properties Inc.(c)	110,437	4,926,595
Prologis Inc.	395,817	25,973,511
Public Storage	172,930	37,669,342
Realty Income Corp.	183,584	10,238,480
Simon Property Group Inc.	229,535	40,446,362
Weyerhaeuser Co.	529,553	18,100,122

		137,354,412
Food &Staples Retailing — 1.7%
Costco Wholesale Corp.	455,255	99,568,821

Food Products — 0.4%
Campbell Soup Co.	247,863	10,137,597
Hershey Co. (The)	140,018	13,751,168

		23,888,765
Gas Utilities — 1.1%
Atmos Energy Corp.	697,125	64,044,874

Health Care Equipment & Supplies — 1.9%
Align Technology Inc.(a)	76,030	27,116,099
Edwards Lifesciences Corp.(a)	167,775	23,899,549
Intuitive Surgical Inc.(a)	79,005	40,149,551
ResMed Inc.	111,837	11,830,118
Varian Medical Systems Inc.(a)(c)	81,849	9,449,467

		112,444,784
Health Care Providers & Services — 0.3%
McKesson Corp.	142,828	17,939,197

Health Care Technology — 0.3%
Cerner Corp.(a)	244,870	15,201,530

Hotels, Restaurants & Leisure — 2.0%
Starbucks Corp.	2,153,086	112,800,176

Household Durables — 0.2%
NVR Inc.(a)	4,301	11,868,308

Industrial Conglomerates — 4.9%
3M Co.	746,091	158,410,041

48	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI USA Quality Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Industrial Conglomerates (continued)
Honeywell International Inc.	775,995	$123,887,602

		282,297,643
Insurance — 6.1%
Aflac Inc.	1,717,611	79,937,615
Athene Holding Ltd., Class A, NVS(a)	360,884	16,553,749
Marsh & McLennan Companies Inc.	1,413,225	117,806,436
Principal Financial Group Inc.	703,863	40,880,363
Progressive Corp. (The)	1,303,471	78,221,295
Torchmark Corp.	235,458	20,736,786

		354,136,244
Internet & Direct Marketing Retail — 1.8%
Booking Holdings Inc.(a)	51,321	104,115,939

IT Services — 13.6%
Accenture PLC, Class A	731,028	116,474,691
Automatic Data Processing Inc.	504,395	68,088,281
Broadridge Financial Solutions Inc.	100,358	11,338,447
International Business Machines Corp.	816,132	118,282,011
Jack Henry & Associates Inc.	64,372	8,670,908
Mastercard Inc., Class A	1,193,878	236,387,844
Paychex Inc.	409,747	28,280,738
Visa Inc., Class A	1,438,247	196,665,895

		784,188,815
Leisure Products — 0.2%
Hasbro Inc.	129,867	12,936,052

Life Sciences Tools & Services — 0.5%
Mettler-Toledo International Inc.(a)(c)	31,274	18,530,158
Waters Corp.(a)	63,146	12,456,811

		30,986,969
Machinery —1.5%
Cummins Inc.	167,071	23,859,410
Illinois Tool Works Inc.	393,704	56,429,594
Snap-on Inc.	51,716	8,770,516

		89,059,520
Media — 0.3%
Omnicom Group Inc.	242,989	16,724,933

Oil, Gas & Consumable Fuels — 6.0%
Concho Resources Inc.(a)	81,586	11,899,318
Exxon Mobil Corp.	2,299,812	187,457,676
Kinder Morgan Inc./DE	1,151,726	20,477,688
Marathon Petroleum Corp.	332,247	26,855,525
ONEOK Inc.	270,669	19,065,925
Phillips 66	336,433	41,495,646
Valero Energy Corp.	353,318	41,815,185

		349,066,963
Personal Products — 0.5%
Estee Lauder Companies Inc. (The), Class A	212,105	28,621,449

Pharmaceuticals — 7.4%
Bristol-Myers Squibb Co.	1,259,041	73,968,659
Eli Lilly & Co.	896,785	88,611,326
Johnson & Johnson	1,988,125	263,466,325

		426,046,310
Professional Services — 0.2%
Robert Half International Inc.	148,887	11,279,679

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	294,512	14,666,697

Security	Shares	Value

Real Estate Management & Development (continued)
Jones Lang LaSalle Inc.	40,387	$6,906,581

		21,573,278
Semiconductors & Semiconductor Equipment — 5.9%
Applied Materials Inc.	898,965	43,716,668
KLA-Tencor Corp.	147,594	17,330,487
Maxim Integrated Products Inc.	238,970	14,610,626
NVIDIA Corp.	591,656	144,872,888
Skyworks Solutions Inc.	140,985	13,334,361
Texas Instruments Inc.	980,739	109,175,866

		343,040,896
Software — 1.3%
Cadence Design Systems Inc.(a)	230,246	10,151,546
Intuit Inc.	326,972	66,780,761

		76,932,307
Specialty Retail — 4.8%
Best Buy Co. Inc.	257,239	19,300,642
Gap Inc. (The)	234,941	7,088,170
Lowe’s Companies Inc.	841,848	83,629,180
Ross Stores Inc.	559,665	48,931,511
TJX Companies Inc. (The)	950,624	92,457,690
Tractor Supply Co.	140,870	10,993,495
Ulta Salon Cosmetics & Fragrance Inc.(a)	71,424	17,455,312

		279,856,000
Technology Hardware, Storage & Peripherals — 4.6%
Apple Inc.	1,388,492	264,216,143

Textiles, Apparel & Luxury Goods — 3.2%
Lululemon Athletica Inc.(a)	93,681	11,237,036
Michael Kors Holdings Ltd.(a)	180,395	12,037,758
NIKE Inc., Class B	1,695,684	130,415,057
VF Corp.	351,761	32,386,635

		186,076,486
Tobacco — 3.1%
Altria Group Inc.	3,052,734	179,134,431

Trading Companies & Distributors — 0.6%
Fastenal Co.	355,620	20,245,447
WW Grainger Inc.	43,483	15,069,468

		35,314,915

Total Common Stocks — 99.7% (Cost: $5,198,327,458)		5,764,519,152

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(b)(d)(e)	8,291,438	8,293,926
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(b)(d)	11,102,340	11,102,340

		19,396,266

Total Short-Term Investments — 0.3% (Cost: $19,395,894)		19,396,266

Total Investments in Securities — 100.0% (Cost: $5,217,723,352)		5,783,915,418

Other Assets, Less Liabilities — (0.0)%		(2,482,796)

Net Assets — 100.0%		$5,781,432,622

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued)	iShares® Edge MSCI USA Quality Factor ETF
July 31, 2018

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	07/31/17	Purchased		Sold		07/31/18	07/31/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,209,780	—		(7,918,342	)(b)	8,291,438	$8,293,926	$59,761	(c)	$1,816		$(272)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,470,419	5,631,921	(b)	—		11,102,340	11,102,340	123,406		—		—
BlackRock Inc.	182,468	179,852		(80,033)		282,287	141,922,612	2,362,689		5,427,896		8,229,864

							$161,318,878	$2,545,856		$5,429,712		$8,229,592

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	109	09/21/18	$15,353	$192,115

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$192,115

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$802,368

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$192,115

50	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI USA Quality Factor ETF
July 31, 2018

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,064,793

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,764,519,152	$—	$—	$5,764,519,152
Money Market Funds	19,396,266	—	—	19,396,266

	$5,783,915,418	$—	$—	$5,783,915,418

Derivative financial instruments(a)
Assets
Futures Contracts	$192,115	$—	$—	$192,115

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments	iShares® Edge MSCI USA Size Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks
Aerospace & Defense — 2.6%
Arconic Inc.	4,706	$102,073
Boeing Co. (The)	854	304,280
General Dynamics Corp.	2,401	479,624
Harris Corp.	2,840	468,458
Huntington Ingalls Industries Inc.	1,060	247,033
L3 Technologies Inc.	2,039	437,243
Lockheed Martin Corp.	1,750	570,675
Northrop Grumman Corp.	1,723	517,744
Raytheon Co.	2,347	464,776
Rockwell Collins Inc.	3,643	506,341
Spirit AeroSystems Holdings Inc., Class A	3,282	306,047
Textron Inc.	4,003	273,285
TransDigm Group Inc.	788	295,926
United Technologies Corp.	3,314	449,842

		5,423,347
Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	4,198	387,182
Expeditors International of Washington Inc.	6,205	472,635
FedEx Corp.	1,147	282,013
United Parcel Service Inc., Class B	3,728	446,950
XPO Logistics Inc.(a)	677	67,510

		1,656,290
Airlines — 0.4%
American Airlines Group Inc.	3,238	128,030
Delta Air Lines Inc.	4,333	235,802
Southwest Airlines Co.	4,071	236,769
United Continental Holdings Inc.(a)	2,044	164,338

		764,939
Auto Components — 0.5%
Aptiv PLC	2,186	214,381
Autoliv Inc.	1,677	171,826
BorgWarner Inc.	3,287	151,268
Goodyear Tire & Rubber Co. (The)	7,559	183,003
Lear Corp.	1,557	280,462

		1,000,940
Automobiles — 0.4%
Ford Motor Co.	24,932	250,317
General Motors Co.	6,761	256,309
Harley-Davidson Inc.	3,968	170,188
Tesla Inc.(a)(b)	354	105,542

		782,356
Banks — 2.9%
Bank of America Corp.	7,072	218,383
BB&T Corp.	6,948	353,028
CIT Group Inc.	4,588	242,843
Citigroup Inc.	3,705	266,352
Citizens Financial Group Inc.	5,232	208,129
Comerica Inc.	2,077	201,344
East West Bancorp. Inc.	2,917	188,847
Fifth Third Bancorp.	8,200	242,638
First Republic Bank/CA	3,057	302,215
Huntington Bancshares Inc./OH	16,399	253,201
JPMorgan Chase &Co.	3,295	378,760
KeyCorp.	11,062	230,864
M&T Bank Corp.	2,087	361,782
People’s United Financial Inc.	22,476	409,738
PNC Financial Services Group Inc. (The)(c)	2,745	397,558

Security	Shares	Value

Banks (continued)
Regions Financial Corp.	10,435	$194,195
Signature Bank/New York NY	1,726	189,360
SunTrust Banks Inc.	4,161	299,883
SVB Financial Group(a)	372	114,531
U.S. Bancorp.	10,072	533,917
Wells Fargo & Co.	5,687	325,808
Zions BanCorp.	3,502	181,053

		6,094,429
Beverages — 1.7%
Brown-Forman Corp., Class B, NVS	7,668	408,091
Coca-Cola Co. (The)	22,742	1,060,459
Constellation Brands Inc., Class A	2,266	476,381
Molson Coors Brewing Co., Class B	4,006	268,402
Monster Beverage Corp.(a)	4,527	271,711
PepsiCo Inc.	9,291	1,068,465

		3,553,509
Biotechnology —1.0%
AbbVie Inc.	1,718	158,451
Alexion Pharmaceuticals Inc.(a)	906	120,462
Alkermes PLC(a)	1,263	55,383
Alnylam Pharmaceuticals Inc.(a)	309	29,355
Amgen Inc.	1,520	298,756
Biogen Inc.(a)	509	170,194
BioMarin Pharmaceutical Inc.(a)	1,229	123,588
Celgene Corp.(a)	2,221	200,090
Gilead Sciences Inc.	3,300	256,839
Incyte Corp.(a)(b)	1,054	70,133
Regeneron Pharmaceuticals Inc.(a)	477	175,541
Seattle Genetics Inc.(a)(b)	1,578	111,091
United Therapeutics Corp.(a)	1,427	175,393
Vertex Pharmaceuticals Inc.(a)	664	116,233

		2,061,509
Building Products — 1.1%
Allegion PLC	4,858	396,122
AO Smith Corp.	4,774	284,196
Fortune Brands Home &Security Inc.	5,846	339,068
Johnson Controls International PLC	7,951	298,242
Lennox International Inc.	1,802	391,178
Masco Corp.	7,966	321,269
Owens Corning	3,882	241,538

		2,271,613
Capital Markets — 3.4%
Affiliated Managers Group Inc.	1,109	177,451
Ameriprise Financial Inc.	1,410	205,395
Bank of New York Mellon Corp. (The)	5,895	315,206
BlackRock Inc.(c)	675	339,363
Cboe Global Markets Inc.	3,005	291,876
Charles Schwab Corp. (The)	3,217	164,260
CME Group Inc.	2,807	446,650
E*TRADE Financial Corp.(a)	2,859	170,997
Eaton Vance Corp., NVS	4,972	264,162
Franklin Resources Inc.	7,900	271,128
Goldman Sachs Group Inc. (The)	1,164	276,369
Intercontinental Exchange Inc.	6,383	471,768
Invesco Ltd.	8,135	219,564
Moody’s Corp.	2,070	354,218
Morgan Stanley	3,885	196,426
MSCI Inc.	2,613	434,254
Nasdaq Inc.	5,348	488,807

52	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI USA Size Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Northern Trust Corp.	2,820	$308,000
Raymond James Financial Inc.	2,189	200,490
S&P Global Inc.	2,337	468,428
SEI Investments Co.	4,606	276,084
State Street Corp.	2,661	234,993
T Rowe Price Group Inc.	2,831	337,115
TD Ameritrade Holding Corp.	3,390	193,738

		7,106,742
Chemicals — 2.5%
Air Products & Chemicals Inc.	2,886	473,795
Albemarle Corp.	1,502	141,488
Axalta Coating Systems Ltd.(a)	6,742	203,946
Celanese Corp., Series A	2,635	311,220
CF Industries Holdings Inc.	2,313	102,743
Chemours Co. (The)	2,473	113,288
DowDuPont Inc.	4,724	324,870
Eastman Chemical Co.	3,178	329,304
Ecolab Inc.	4,610	648,627
FMC Corp.	2,180	195,938
International Flavors & Fragrances Inc.	3,508	465,722
LyondellBasell Industries NV, Class A	2,348	260,135
Mosaic Co. (The)	4,823	145,221
PPG Industries Inc.	3,805	421,061
Praxair Inc.	3,296	552,080
Sherwin-Williams Co. (The)	944	416,049
Westlake Chemical Corp.	1,748	187,421

		5,292,908
Commercial Services & Supplies — 1.8%
Cintas Corp.	2,393	489,321
Copart Inc.(a)	5,791	332,345
Republic Services Inc.	12,872	932,963
Rollins Inc.	8,032	441,278
Stericycle Inc.(a)	2,570	179,540
Waste Connections Inc.	6,288	488,012
Waste Management Inc.	9,640	867,600

		3,731,059
Communications Equipment — 0.8%
Arista Networks Inc.(a)	470	120,193
Cisco Systems Inc.	7,463	315,610
CommScope Holding Co. Inc.(a)	4,583	147,160
F5 Networks Inc.(a)	1,657	283,977
Juniper Networks Inc.	9,369	246,780
Motorola Solutions Inc.	3,644	442,017
Palo Alto Networks Inc.(a)	578	114,594

		1,670,331
Construction & Engineering —0.2%
Fluor Corp.	3,435	176,044
Jacobs Engineering Group Inc.	3,865	261,390

		437,434
Construction Materials — 0.2%
Martin Marietta Materials Inc.	1,016	202,611
Vulcan Materials Co.	1,991	222,992

		425,603
Consumer Finance — 0.6%
Ally Financial Inc.	9,853	263,666
American Express Co.	3,791	377,280
Capital One Financial Corp.	2,461	232,122
Discover Financial Services	3,793	270,858

Security	Shares	Value

Consumer Finance (continued)
Synchrony Financial	4,868	$140,880

		1,284,806
Containers & Packaging — 1.2%
Avery Dennison Corp.	4,300	493,124
Ball Corp.	12,525	488,099
Crown Holdings Inc.(a)	9,775	442,514
International Paper Co.	5,534	297,342
Packaging Corp. of America	2,196	247,928
Sealed Air Corp.	7,765	342,204
WestRock Co.	3,455	200,321

		2,511,532
Distributors — 0.3%
Genuine Parts Co.	3,607	350,997
LKQ Corp.(a)	8,971	300,708

		651,705
Diversified Consumer Services — 0.1%
H&R Block Inc.	5,398	135,814

Diversified Financial Services — 0.5%
Berkshire Hathaway Inc., Class B(a)	3,253	643,671
Jefferies Financial Group Inc.	9,653	234,085
Voya Financial Inc.	3,198	161,563

		1,039,319
Diversified Telecommunication Services — 0.8%
AT&T Inc.	24,607	786,686
CenturyLink Inc.	7,420	139,273
Verizon Communications Inc.	9,444	487,688
Zayo Group Holdings Inc.(a)	7,855	291,342

		1,704,989
Electric Utilities — 5.1%
Alliant Energy Corp.	14,754	633,979
American Electric Power Co. Inc.	10,002	711,542
Duke Energy Corp.	9,207	751,475
Edison International	7,991	532,440
Entergy Corp.	8,021	651,947
Evergy Inc.	21,150	1,186,304
Eversource Energy	10,990	667,313
Exelon Corp.	10,579	449,608
FirstEnergy Corp.	11,900	421,617
NextEra Energy Inc.	4,586	768,338
OGE Energy Corp.	13,702	496,560
PG&E Corp.	8,558	368,679
Pinnacle West Capital Corp.	8,793	707,221
PPL Corp.	18,853	542,401
Southern Co. (The).	17,778	864,011
Xcel Energy Inc.	16,587	777,267

		10,530,702
Electrical Equipment — 0.9%
Acuity Brands Inc.	1,248	173,510
AMETEK Inc.	5,883	457,697
Eaton Corp. PLC.	4,051	336,922
Emerson Electric Co.	4,208	304,154
Rockwell Automation Inc.	1,972	369,868
Sensata Technologies Holding PLC(a)(b)	4,405	239,500

		1,881,651
Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	6,118	572,094
Arrow Electronics Inc.(a)	3,751	284,476

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued)	iShares® Edge MSCI USA Size Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Avnet Inc.	8,619	$377,943
CDW Corp./DE	3,500	294,315
Cognex Corp.(b)	3,097	163,460
Corning Inc.	11,962	396,899
Flex Ltd.(a)(b)	14,485	202,211
FLIR Systems Inc.	5,465	320,249
IPG Photonics Corp.(a)	675	110,727
Keysight Technologies Inc.(a)	4,568	264,944
TE Connectivity Ltd.	3,967	371,192
Trimble Inc.(a)	5,065	178,794

		3,537,304
Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	3,962	137,006
Halliburton Co.	3,738	158,566
Helmerich & Payne Inc.	1,510	92,639
National Oilwell Varco Inc.	3,047	148,145
Schlumberger Ltd.	4,010	270,755
TechnipFMC PLC.	4,275	139,151

		946,262
Equity Real Estate Investment Trusts (REITs) — 7.6%
Alexandria Real Estate Equities Inc.	3,634	463,117
American Tower Corp.	3,201	474,516
AvalonBay Communities Inc.	3,689	652,400
Boston Properties Inc.	4,192	526,222
Camden Property Trust	5,879	544,337
Crown Castle International Corp.	4,652	515,581
Digital Realty Trust Inc.	3,492	423,999
Duke Realty Corp.	16,966	494,050
Equinix Inc.	1,244	546,464
Equity Residential	9,068	593,319
Essex Property Trust Inc.	2,111	507,590
Extra Space Storage Inc.(b)	3,466	325,700
Federal Realty Investment Trust	4,809	603,530
GGP Inc.	14,839	316,367
HCP Inc.	9,200	238,280
Host Hotels & Resorts Inc.	13,298	278,460
Invitation Homes Inc.(b)	13,635	315,105
Iron Mountain Inc.	9,534	334,739
Kimco Realty Corp.	21,988	366,980
Liberty Property Trust	11,712	501,976
Macerich Co. (The)	5,836	344,674
Mid-America Apartment Communities Inc.	4,490	452,502
National Retail Properties Inc.	10,035	447,661
Prologis Inc.	6,676	438,079
Public Storage	2,138	465,721
Realty Income Corp.	7,496	418,052
Regency Centers Corp.	8,206	522,148
SBA Communications Corp.(a)	1,761	278,678
Simon Property Group Inc.	3,139	553,123
SL Green Realty Corp.	3,678	379,239
UDR Inc	14,734	566,964
Ventas Inc.	5,785	326,158
VEREIT Inc.	53,319	406,824
Vornado Realty Trust	6,761	486,251
Welltower Inc.	5,655	354,003
Weyerhaeuser Co.	7,939	271,355

		15,734,164
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	2,314	506,095

Security	Shares	Value

Food & Staples Retailing (continued)
Kroger Co. (The)	7,231	$209,699
Sysco Corp.	7,369	495,270
Walgreens Boots Alliance Inc.	6,085	411,468
Walmart Inc.	4,622	412,421

		2,034,953
Food Products — 2.7%
Archer-Daniels-Midland Co.	6,217	300,033
Bunge Ltd.	2,794	193,149
Campbell Soup Co.	8,650	353,785
Conagra Brands Inc.	11,241	412,657
General Mills Inc.	10,972	505,370
Hershey Co. (The)	5,197	510,397
Hormel Foods Corp.	10,687	384,412
Ingredion Inc.	3,261	330,339
JM Smucker Co. (The)	3,211	356,806
Kellogg Co.	9,029	641,330
Kraft Heinz Co. (The)	6,880	414,520
McCormick &Co. Inc./MD, NVS	5,070	595,928
Mondelez International Inc., Class A	9,443	409,637
Tyson Foods Inc., Class A	4,043	233,079

		5,641,442
Gas Utilities — 0.6%
Atmos Energy Corp.	7,519	690,771
UGI Corp.	12,066	641,187

		1,331,958
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	6,212	407,134
ABIOMED Inc.(a)	322	114,159
Align Technology Inc.(a)	561	200,081
Baxter International Inc.	6,524	472,664
Becton Dickinson and Co.	2,382	596,381
Boston Scientific Corp.(a)	12,587	423,049
Cooper Companies Inc. (The)(b)	1,338	348,549
Danaher Corp.	5,955	610,864
DENTSPLY SIRONA Inc.	6,764	325,416
Edwards Lifesciences Corp.(a)	1,549	220,655
Hologic Inc.(a)	8,812	378,123
IDEXX Laboratories Inc.(a)	1,127	276,036
Intuitive Surgical Inc.(a)	796	404,519
Medtronic PLC.	5,941	536,056
ResMed Inc.	3,130	331,091
Stryker Corp.	3,183	519,625
Teleflex Inc.	1,228	334,888
Varian Medical Systems Inc.(a)	3,071	354,547
Zimmer Biomet Holdings Inc.	2,659	333,758

		7,187,595
Health Care Providers & Services — 2.7%
Aetna Inc.	1,862	350,782
AmerisourceBergen Corp.	2,438	199,502
Anthem Inc.	1,436	363,308
Cardinal Health Inc.	3,891	194,355
Centene Corp.(a)	1,526	198,884
Cigna Corp.	1,632	292,813
CVS Health Corp.	4,665	302,572
DaVita Inc.(a)	4,340	305,015
Express Scripts Holding Co.(a)	3,732	296,545
HCA Healthcare Inc.	3,363	417,785
Henry Schein Inc.(a)	4,957	393,635
Humana Inc.	787	247,260

54	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI USA Size Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings(a)	2,752	$482,536
McKesson Corp.	1,273	159,889
Quest Diagnostics Inc.	4,999	538,492
UnitedHealth Group Inc.	1,804	456,809
Universal Health Services Inc., Class B	2,740	334,554

		5,534,736
Health Care Technology — 0.2%
Cerner Corp.(a)	4,023	249,748
Veeva Systems Inc., Class A(a)	1,903	143,924

		393,672
Hotels, Restaurants & Leisure — 2.5%
Aramark	15,459	621,606
Carnival Corp.	5,982	354,374
Chipotle Mexican Grill Inc.(a)(b)	236	102,344
Darden Restaurants Inc.	4,082	436,529
Domino’s Pizza Inc.	943	247,688
Hilton Worldwide Holdings Inc.	4,184	329,113
Las Vegas Sands Corp.	2,413	173,495
Marriott International Inc./MD, Class A	2,574	329,060
McDonald’s Corp.	3,583	564,466
MGM Resorts International	6,155	193,082
Norwegian Cruise Line Holdings Ltd.(a)	3,290	164,599
Royal Caribbean Cruises Ltd.	1,831	206,464
Starbucks Corp.	8,428	441,543
Vail Resorts Inc.	1,756	486,184
Wynn Resorts Ltd.	501	83,557
Yum! Brands Inc.	5,360	424,994

		5,159,098
Household Durables — 1.3%
DR Horton Inc.	6,458	282,215
Garmin Ltd.	4,442	277,403
Leggett & Platt Inc.	9,935	432,868
Lennar Corp., Class A	5,027	262,761
Mohawk Industries Inc.(a)	2,025	381,429
Newell Brands Inc.	6,710	175,735
NVR Inc.(a)	97	267,665
PulteGroup Inc.	8,757	249,487
Toll Brothers Inc.	6,515	229,719
Whirlpool Corp.	1,244	163,088

		2,722,370
Household Products — 1.7%
Church & Dwight Co. Inc.	11,829	661,241
Clorox Co. (The)	4,989	674,363
Colgate-Palmolive Co.	10,617	711,445
Kimberly-Clark Corp.	5,420	617,121
Procter & Gamble Co. (The)	10,911	882,482

		3,546,652
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp./VA	23,378	312,330
Vistra Energy Corp.(a)	15,936	360,154

		672,484
Industrial Conglomerates — 0.9%
3M Co.	2,392	507,869
General Electric Co.	19,626	267,502
Honeywell International Inc.	3,673	586,395
Roper Technologies Inc.(b)	1,609	485,757

		1,847,523

Security	Shares	Value

Insurance — 8.1%
Aflac Inc.	14,733	$685,674
Alleghany Corp.	1,005	632,416
Allstate Corp. (The)	6,428	611,431
American Financial Group Inc./OH	5,746	647,517
American International Group Inc.	7,872	434,613
Aon PLC	4,721	677,700
Arch Capital Group Ltd.(a)	25,005	764,153
Arthur J Gallagher & Co.	8,147	581,288
Assurant Inc.	3,241	357,482
Athene Holding Ltd., Class A, NVS(a)	4,939	226,552
Axis Capital Holdings Ltd.	8,349	472,219
Brighthouse Financial Inc.(a)	4,780	207,595
Chubb Ltd.	5,523	771,674
Cincinnati Financial Corp.	7,403	559,889
Everest Re Group Ltd.	2,310	504,389
Fidelity National Financial Inc.	12,516	506,898
Hartford Financial Services Group Inc. (The)	7,597	400,362
Lincoln National Corp.	2,523	171,816
Loews Corp.	12,863	653,183
Markel Corp.(a)	638	746,460
Marsh & McLennan Companies Inc.	9,741	812,010
MetLife Inc.	4,640	212,234
Principal Financial Group Inc.	4,966	288,425
Progressive Corp. (The)	9,058	543,571
Prudential Financial Inc.	2,700	272,457
Reinsurance Group of America Inc.	3,693	522,559
RenaissanceRe Holdings Ltd.	5,522	728,076
Torchmark Corp.	7,220	635,865
Travelers Companies Inc. (The)	4,490	584,329
Unum Group	5,989	237,943
Willis Towers Watson PLC	2,872	457,854
WR Berkley Corp.	8,473	642,338
XL Group Ltd.	4,377	246,119

		16,797,091
Internet & Direct Marketing Retail — 0.5%
Amazon.com Inc.(a)	158	280,835
Booking Holdings Inc.(a)	107	217,073
Expedia Group Inc.	1,451	194,202
Netflix Inc.(a)	239	80,651
Qurate Retail Inc.(a)	8,179	174,131
TripAdvisor Inc.(a)(b)	1,751	101,540

		1,048,432
Internet Software &Services — 1.1%
Akamai Technologies Inc.(a)	1,945	146,381
Alphabet Inc., Class A(a)	227	278,579
Alphabet Inc., Class C,NVS(a)	219	266,580
eBay Inc.(a)	5,878	196,619
Facebook Inc., Class A(a)	1,541	265,946
GoDaddy Inc., Class A(a)	2,491	183,387
IAC/InterActiveCorp.(a)	1,079	158,883
MercadoLibre Inc.	355	121,733
Twitter Inc.(a)(b)	1,905	60,712
VeriSign Inc.(a)	2,694	391,250
Zillow Group Inc., Class C,NVS(a)(b)	2,627	146,324

		2,216,394
IT Services — 4.5%
Accenture PLC, Class A	3,152	502,208
Alliance Data Systems Corp.	908	204,191
Automatic Data Processing Inc.	3,382	456,536

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued)	iShares® Edge MSCI USA Size Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Broadridge Financial Solutions Inc.	4,478	$505,924
Cognizant Technology Solutions Corp., Class A	4,235	345,152
DXC Technology Co.	1,467	124,314
Fidelity National Information Services Inc.	5,029	518,641
First Data Corp., Class A(a)	7,079	164,658
Fiserv Inc.(a)	9,427	711,550
FleetCor Technologies Inc.(a)	1,161	251,937
Gartner Inc.(a)(b)	2,354	318,802
Global Payments Inc.	2,698	303,714
International Business Machines Corp.	2,662	385,804
Jack Henry & Associates Inc.	5,679	764,961
Leidos Holdings Inc.	4,057	277,580
Mastercard Inc., Class A	2,973	588,654
Paychex Inc.	7,602	524,690
PayPal Holdings Inc.(a)	1,669	137,092
Sabre Corp.	7,526	185,290
Square Inc., Class A(a)	2,422	156,582
Total System Services Inc.	3,951	361,675
Visa Inc., Class A	5,195	710,364
Western Union Co. (The)	19,356	390,217
Worldpay Inc., Class A(a)	4,895	402,320

		9,292,856
Leisure Products — 0.3%
Hasbro Inc.	3,301	328,812
Mattel Inc.	7,384	117,184
Polaris Industries Inc.	1,173	123,658

		569,654
Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	5,751	379,796
Illumina Inc.(a)	416	134,934
IQVIA Holdings Inc.(a)	3,358	409,475
Mettler-Toledo International Inc.(a)	668	395,797
Thermo Fisher Scientific Inc.	2,270	532,383
Waters Corp.(a)(b)	1,909	376,588

		2,228,973
Machinery —2.8%
AGCO Corp.	3,738	235,569
Caterpillar Inc.	1,476	212,249
Cummins Inc.	1,794	256,201
Deere & Co.	1,415	204,878
Dover Corp.	4,027	334,160
Flowserve Corp.	4,073	180,556
Fortive Corp.	2,043	167,689
IDEX Corp.	3,394	521,251
Illinois Tool Works Inc.	2,688	385,271
Ingersoll-Rand PLC	3,802	374,535
Middleby Corp. (The)(a)(b)	1,940	198,811
PACCAR Inc.	4,335	284,896
Parker-Hannifin Corp.	1,654	279,609
Pentair PLC	5,797	258,836
Snap-on Inc.	2,534	429,741
Stanley Black & Decker Inc.	3,467	518,212
WABCO Holdings Inc.(a)	1,964	246,836
Wabtec Corp./DE	2,074	228,804
Xylem Inc./NY	6,058	463,800

		5,781,904
Media — 3.0%
CBS Corp., Class B, NVS	5,947	313,229
Charter Communications Inc., Class A(a)	1,031	314,022

Security	Shares	Value

Media (continued)
Comcast Corp., Class A	13,425	$480,347
Discovery Inc., Class A(a)	6,994	185,901
Discovery Inc., Class C, NVS(a)	7,291	178,994
DISH Network Corp., Class A(a)	7,011	221,267
Interpublic Group of Companies Inc. (The)	12,769	287,941
Liberty Broadband Corp., Class C,NVS(a)	3,933	312,556
Liberty Global PLC, Series A(a)	6,691	188,887
Liberty Global PLC, Series C, NVS(a)	7,582	205,775
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	4,391	154,783
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	7,496	353,361
Liberty Media Corp.-Liberty SiriusXM, Class C,NVS(a)(b)	7,358	347,518
Live Nation Entertainment Inc.(a)	5,504	271,237
News Corp., Class A, NVS	16,492	248,534
Omnicom Group Inc.	7,757	533,914
Sirius XM Holdings Inc.(b)	61,353	430,698
Twenty-First Century Fox Inc., Class A, NVS	7,044	316,980
Twenty-First Century Fox Inc., Class B	7,649	339,769
Viacom Inc., Class B, NVS	3,759	109,199
Walt Disney Co. (The)	4,633	526,123

		6,321,035
Metals & Mining —0.2%
Freeport-McMoRan Inc.	2,330	38,445
Newmont Mining Corp.	2,790	102,337
Nucor Corp.	2,902	194,231
Steel Dynamics Inc.	3,184	149,935

		484,948
Mortgage Real Estate Investment — 0.7%
AGNC Investment Corp.	38,649	752,496
Annaly Capital Management Inc.	60,293	646,341

		1,398,837
Multi-Utilities — 3.3%
Ameren Corp.	11,083	687,811
CenterPoint Energy Inc.	22,099	629,380
CMS Energy Corp.	15,104	730,127
Consolidated Edison Inc.	8,342	658,434
Dominion Energy Inc.	10,429	747,864
DTE Energy Co.	7,836	850,520
NiSource Inc.	15,019	393,197
Public Service Enterprise Group Inc.	10,107	521,117
SCANA Corp.	7,495	299,725
Sempra Energy	5,402	624,417
WEC Energy Group Inc.	11,082	735,512

		6,878,104
Multiline Retail — 0.5%
Dollar General Corp.	2,298	225,549
Dollar Tree Inc.(a)	2,375	216,790
Kohl’s Corp.	1,850	136,659
Macy’s Inc.	2,756	109,496
Nordstrom Inc.	2,710	142,031
Target Corp.	3,269	263,743

		1,094,268
Oil, Gas &Consumable Fuels — 2.6%
Anadarko Petroleum Corp.	1,605	117,406
Andeavor	1,237	185,624
Antero Resources Corp.(a)	7,271	149,346
Apache Corp.	2,482	114,172
Cabot Oil &Gas Corp.	6,747	158,554
Cheniere Energy Inc.(a)	1,941	123,253
Chevron Corp.	2,985	376,916

56	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI USA Size Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	2,095	$206,567
Concho Resources Inc.(a)	1,708	249,112
ConocoPhillips	2,180	157,331
Continental Resources Inc./OK(a)(b)	1,206	77,027
Devon Energy Corp.	2,149	96,726
Diamondback Energy Inc.	1,153	152,138
EOG Resources Inc.	1,736	223,840
EQT Corp.	3,234	160,665
Exxon Mobil Corp.	6,836	557,202
Hess Corp.	1,739	114,131
HollyFrontier Corp.	1,899	141,627
Kinder Morgan Inc./DE	8,494	151,023
Marathon Oil Corp.	2,711	57,256
Marathon Petroleum Corp.	1,871	151,233
Newfield Exploration Co.(a)	3,488	100,175
Noble Energy Inc.	3,196	115,344
Occidental Petroleum Corp.	4,101	344,197
ONEOK Inc.	1,558	109,746
Parsley Energy Inc., Class A(a)(b)	3,383	106,328
Phillips 66	3,093	381,491
Pioneer Natural Resources Co.	940	177,914
Plains GP Holdings LP, Class A	2,519	61,187
Targa Resources Corp.	1,226	62,612
Valero Energy Corp.	2,006	237,410
Williams Companies Inc. (The)	2,501	74,405

		5,491,958

Personal Products — 0.3%
Coty Inc., Class A	8,558	114,763
Estee Lauder Companies Inc. (The), Class A	3,102	418,584

		533,347

Pharmaceuticals — 1.8%
Allergan PLC	1,127	207,469
Bristol-Myers Squibb Co.	4,540	266,725
Eli Lilly & Co.	4,230	417,966
Jazz Pharmaceuticals PLC(a)	908	157,157
Johnson & Johnson	6,138	813,408
Merck & Co. Inc.	8,258	543,954
Mylan NV(a)	2,951	110,102
Nektar Therapeutics(a)	459	24,143
Perrigo Co. PLC	2,183	175,775
Pfizer Inc.	13,358	533,385
Zoetis Inc.	4,972	429,979

		3,680,063

Professional Services — 1.1%
CoStar Group Inc.(a)	729	303,154
Equifax Inc.	2,042	256,271
IHS Markit Ltd.(a)	7,127	377,945
ManpowerGroup Inc.	2,478	231,098
Nielsen Holdings PLC	10,825	255,037
Robert Half International Inc.	3,634	275,312
TransUnion	2,295	166,158
Verisk Analytics Inc.(a)	4,606	509,516

		2,374,491

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	5,476	272,705
Jones Lang LaSalle Inc.	1,053	180,073

		452,778

Road & Rail — 1.0%
AMERCO	844	318,255

Security	Shares	Value

Road & Rail (continued)
CSX Corp.	3,147	$222,430
JB Hunt Transport Services Inc.	2,740	328,526
Kansas City Southern	2,432	282,769
Knight-Swift Transportation Holdings Inc.	4,791	155,947
Norfolk Southern Corp.	1,749	295,581
Old Dominion Freight Line Inc.	1,601	235,027
Union Pacific Corp.	2,237	335,304

		2,173,839

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices Inc.(a)(b)	2,630	48,208
Analog Devices Inc.	2,949	283,517
Applied Materials Inc.	3,255	158,291
Broadcom Inc.	690	153,021
Intel Corp.	5,004	240,692
KLA-Tencor Corp.	1,942	228,030
Lam Research Corp.	813	154,990
Marvell Technology Group Ltd.	9,752	207,815
Maxim Integrated Products Inc.	4,778	292,127
Microchip Technology Inc.(b)	2,834	264,781
Micron Technology Inc.(a)	1,414	74,645
NVIDIA Corp.	389	95,251
ON Semiconductor Corp.(a)(b)	5,750	126,787
Qorvo Inc.(a)	924	75,546
QUALCOMM Inc.	3,573	228,994
Skyworks Solutions Inc.	1,294	122,386
Texas Instruments Inc.	3,143	349,879
Xilinx Inc.	3,956	285,109

		3,390,069

Software — 3.2%
Activision Blizzard Inc.	2,916	214,093
Adobe Systems Inc.(a)	1,438	351,850
ANSYS Inc.(a)	2,393	404,130
Autodesk Inc.(a)	990	127,156
CA Inc.	11,079	489,803
Cadence Design Systems Inc.(a)	8,285	365,286
CDK Global Inc.	6,171	385,379
Citrix Systems Inc.(a)	3,129	344,096
Dell Technologies Inc., Class V(a)	1,697	157,006
Electronic Arts Inc.(a)	1,599	205,871
Fortinet Inc.(a)	2,859	179,860
Intuit Inc.	1,938	395,817
Microsoft Corp.	4,469	474,071
Oracle Corp.	7,607	362,702
Red Hat Inc.(a)(b)	1,742	246,023
salesforce.com Inc.(a)	2,295	314,759
ServiceNow Inc.(a)	970	170,681
Splunk Inc.(a)	1,005	96,580
SS&C Technologies Holdings Inc.	5,209	276,442
Symantec Corp.	7,847	158,666
Synopsys Inc.(a)	5,298	473,800
Take-Two Interactive Software Inc.(a)	1,917	216,659
VMware Inc., Class A(a)	1,216	175,821
Workday Inc., Class A(a)(b)	943	116,951

		6,703,502

Specialty Retail — 1.9%
Advance Auto Parts Inc.	1,323	186,847
AutoZone Inc.(a)	538	379,575
Best Buy Co. Inc.	1,817	136,329
CarMax Inc.(a)	3,431	256,227

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued)	iShares® Edge MSCI USA Size Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Gap Inc. (The)	3,916	$118,146
Home Depot Inc. (The)	2,711	535,477
L Brands Inc.	4,365	138,240
Lowe’s Companies Inc.	4,089	406,201
O’Reilly Automotive Inc.(a)	748	228,888
Ross Stores Inc.	4,168	364,408
Tiffany & Co.	2,496	343,350
TJX Companies Inc. (The)	5,775	561,676
Tractor Supply Co.	2,517	196,427
Ulta Salon Cosmetics & Fragrance Inc.(a)	743	181,582

		4,033,373
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc.	1,318	250,802
Hewlett Packard Enterprise Co.	7,790	120,278
HP Inc.	8,807	203,265
NetApp Inc.	2,377	184,265
Seagate Technology PLC	1,413	74,352
Western Digital Corp.	1,147	80,462
Xerox Corp.	7,410	192,438

		1,105,862
Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands Inc.	8,797	195,821
Lululemon Athletica Inc.(a)	1,170	140,342
Michael Kors Holdings Ltd.(a)	1,401	93,489
NIKE Inc., Class B	4,510	346,864
PVH Corp.	1,424	218,612
Ralph Lauren Corp.	1,139	153,742
Tapestry Inc.	4,938	232,679
Under Armour Inc., Class A(a)	3,665	73,190
Under Armour Inc., Class C, NVS(a)(b)	7,757	145,366
VF Corp.	3,908	359,810

		1,959,915
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp. Inc.	29,228	314,786

Tobacco — 0.5%
Altria Group Inc.	8,597	504,472
Philip Morris International Inc.	5,103	440,389

		944,861

Security	Shares	Value

Trading Companies & Distributors — 0.4%
Fastenal Co.	5,569	$317,043
HD Supply Holdings Inc.(a)	3,858	169,675
United Rentals Inc.(a)	515	76,632
WW Grainger Inc.	641	222,145

		785,495
Water Utilities — 0.3%
American Water Works Co. Inc.	7,448	657,286

Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)(b)	13,146	71,383
T-Mobile U.S. Inc.(a)	4,965	297,900

		369,283

Total Common Stocks — 99.8% (Cost: $206,671,847)		207,387,144

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)(e)	3,848,716	3,849,871
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(c)(d)	327,181	327,181

		4,177,052

Total Short-Term Investments — 2.0% (Cost: $4,175,976)		4,177,052

Total Investments in Securities — 101.8% (Cost: $210,847,823)		211,564,196

Other Assets, Less Liabilities — (1.8)%		(3,701,816)

Net Assets — 100.0%		$207,862,380

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	07/31/17	Purchased		Sold		07/31/18	07/31/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,728,391	—		(879,675	)(b)	3,848,716	$3,849,871	$37,996	(c)	$(79)		$46
BlackRock Cash Funds: Treasury, SL Agency Shares	203,520	123,661	(b)	—		327,181	327,181	6,152		—		—
BlackRock Inc.	796	973		(1,094)		675	339,363	9,612		93,534		(24,639)
PNC Financial Services Group Inc. (The)	3,023	3,688		(3,966)		2,745	397,558	11,436		88,871		(39,746)

							$4,913,973	$65,196		$182,326		$(64,339)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

58	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI USA Size Factor ETF
July 31, 2018

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	3	09/21/18	$96	$397
S&P 500 E-Mini	1	09/21/18	141	1,721
S&P MidCap 400 E-Mini	1	09/21/18	199	(2,097)

				$21

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$2,118

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$2,097

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$37,588

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$21

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$489,853

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued)	iShares® Edge MSCI USA Size Factor ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$207,387,144	$—	$—	$207,387,144
Money Market Funds	4,177,052	—	—	4,177,052

	$211,564,196	$—	$—	$211,564,196

Derivative financial instruments(a)
Assets
Futures Contracts	$2,118	$—	$—	$2,118
Liabilities
Futures Contracts	(2,097)	—	—	(2,097)

	$21	$—	$—	$21

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

60	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments	iShares® Edge MSCI USA Value Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Arconic Inc.	221,339	$4,800,843
Spirit AeroSystems Holdings Inc., Class A	72,267	6,738,898

		11,539,741
Air Freight & Logistics — 1.3%
FedEx Corp.	207,092	50,917,710

Airlines — 2.5%
American Airlines Group Inc.	391,264	15,470,578
Delta Air Lines Inc.	633,819	34,492,430
Southwest Airlines Co.	383,706	22,316,341
United Continental Holdings Inc.(a)	268,564	21,592,546

		93,871,895
Auto Components — 1.1%
BorgWarner Inc.	216,554	9,965,815
Goodyear Tire & Rubber Co. (The)	497,099	12,034,767
Lear Corp.	109,807	19,779,535

		41,780,117
Automobiles — 5.5%
Ford Motor Co.	7,916,579	79,482,453
General Motors Co.	3,395,958	128,740,768

		208,223,221
Banks — 6.7%
Bank of America Corp.	4,198,200	129,640,416
CIT Group Inc.	67,176	3,555,625
Citigroup Inc.	1,563,575	112,405,407
Citizens Financial Group Inc.	237,551	9,449,779

		255,051,227
Beverages — 0.2%
Molson Coors Brewing Co., Class B	107,456	7,199,552

Biotechnology — 2.4%
Gilead Sciences Inc.	1,118,234	87,032,152
United Therapeutics Corp.(a)	35,244	4,331,840

		91,363,992
Building Products — 0.2%
Owens Corning	116,675	7,259,519

Capital Markets — 1.8%
Goldman Sachs Group Inc. (The)	174,324	41,389,747
Morgan Stanley	540,228	27,313,928

		68,703,675
Chemicals — 1.2%
Eastman Chemical Co.	84,411	8,746,668
LyondellBasell Industries NV, Class A	237,095	26,267,755
Mosaic Co. (The)	292,082	8,794,589
Westlake Chemical Corp.	11,439	1,226,490

		45,035,502
Commercial Services & Supplies — 0.1%
Stericycle Inc.(a)	43,654	3,049,668

Communications Equipment — 3.0%
Cisco Systems Inc.	2,557,994	108,177,566
Juniper Networks Inc.	243,824	6,422,324

		114,599,890
Construction & Engineering — 0.9%
Fluor Corp.	208,937	10,708,021

Security	Shares	Value

Construction & Engineering (continued)
Jacobs Engineering Group Inc.	320,274	$21,660,131

		32,368,152
Consumer Finance — 1.1%
Ally Financial Inc.	338,657	9,062,461
Capital One Financial Corp.	326,222	30,769,259

		39,831,720
Containers & Packaging — 0.5%
International Paper Co.	165,731	8,904,727
WestRock Co.	183,701	10,650,984

		19,555,711
Diversified Financial Services — 0.2%
Jefferies Financial Group Inc.	124,710	3,024,217
Voya Financial Inc.	123,238	6,225,984

		9,250,201
Diversified Telecommunication Services — 1.8%
AT&T Inc.	1,935,827	61,888,389
CenturyLink Inc.	305,827	5,740,373

		67,628,762
Electric Utilities — 2.3%
Entergy Corp.	153,341	12,463,556
Exelon Corp.	1,277,971	54,313,768
PG&E Corp.	507,653	21,869,691

		88,647,015

Electrical Equipment — 0.4%
Eaton Corp. PLC	198,090	16,475,145

Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics Inc.(a)	60,005	4,550,779
Avnet Inc.	69,868	3,063,712
Corning Inc.	507,067	16,824,483
Flex Ltd.(a)(b)	378,779	5,287,755

		29,726,729
Equity Real Estate Investment Trusts (REITs) — 2.5%
Host Hotels & Resorts Inc.	3,087,636	64,655,098
National Retail Properties Inc.(b)	182,353	8,134,767
VEREIT Inc.	2,817,155	21,494,893

		94,284,758
Food & Staples Retailing — 4.1%
Kroger Co. (The)	774,391	22,457,339
Walgreens Boots Alliance Inc.	582,410	39,382,564
Walmart Inc.	1,029,495	91,861,839

		153,701,742
Food Products — 2.3%
Archer-Daniels-Midland Co.	603,196	29,110,239
Bunge Ltd.	166,246	11,492,586
Ingredion Inc.	41,198	4,173,357
JM Smucker Co. (The)	92,724	10,303,491
Kraft Heinz Co. (The)	260,050	15,668,013
Tyson Foods Inc., Class A	293,492	16,919,814

		87,667,500
Health Care Providers & Services — 6.0%
AmerisourceBergen Corp.	105,957	8,670,461
Anthem Inc.	154,009	38,964,277
Cardinal Health Inc.	187,387	9,359,981
Centene Corp.(a)	131,851	17,184,141
Cigna Corp.	150,122	26,934,889
CVS Health Corp.	787,886	51,102,286
DaVita Inc.(a)(b)	68,450	4,810,666

S C H E D U L E OF I N V E S T M E N T S	61

Schedule of Investments (continued)	iShares® Edge MSCI USA Value Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Express Scripts Holding Co.(a)	533,232	$42,370,615
McKesson Corp.	156,598	19,668,709
Universal Health Services Inc., Class B	60,594	7,398,527

		226,464,552

Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.	462,830	27,418,049

Household Durables — 0.8%
Lennar Corp., Class A	158,133	8,265,612
Newell Brands Inc.	300,478	7,869,519
Toll Brothers Inc.	94,121	3,318,706
Whirlpool Corp.	86,827	11,383,020

		30,836,857

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp./VA	591,117	7,897,323
Vistra Energy Corp.(a)	173,811	3,928,129

		11,825,452

Insurance — 3.9%
Aflac Inc.	262,006	12,193,759
American International Group Inc.	626,889	34,610,542
Athene Holding Ltd., Class A, NVS(a)	74,016	3,395,114
Axis Capital Holdings Ltd.	35,270	1,994,871
Brighthouse Financial Inc.(a)(b)	77,735	3,376,031
Everest Re Group Ltd.	18,418	4,021,570
Hartford Financial Services Group Inc. (The)	134,627	7,094,843
Lincoln National Corp.	156,131	10,632,521
Loews Corp.	129,839	6,593,225
MetLife Inc.	597,694	27,338,524
Prudential Financial Inc.	302,688	30,544,246
Unum Group	114,606	4,553,296

		146,348,542

Internet & Direct Marketing Retail — 0.1%
Qurate Retail Inc.(a)	213,798	4,551,759

IT Services — 1.9%
Alliance Data Systems Corp.	21,638	4,865,953
DXC Technology Co.	168,406	14,270,724
International Business Machines Corp.	367,108	53,204,963

		72,341,640

Machinery — 1.3%
AGCO Corp.	155,450	9,796,459
Cummins Inc.	200,398	28,618,838
PACCAR Inc.	183,908	12,086,434

		50,501,731

Media — 1.0%
Discovery Inc., Class A(a)(b)	165,742	4,405,422
Discovery Inc., Class C, NVS(a)	299,440	7,351,252
News Corp., Class A, NVS	670,154	10,099,221
Viacom Inc., Class B, NVS	485,421	14,101,480

		35,957,375

Metals & Mining — 1.2%
Freeport-McMoRan Inc.	1,115,199	18,400,783
Newmont Mining Corp.	251,037	9,208,037
Nucor Corp.	168,159	11,254,882
Steel Dynamics Inc.	119,562	5,630,175

		44,493,877

Mortgage Real Estate Investment — 0.4%
AGNC Investment Corp.	288,434	5,615,810

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Annaly Capital Management Inc.	744,861	$7,984,910

		13,600,720

Multi-Utilities — 0.2%
SCANA Corp.	140,763	5,629,112

Multiline Retail — 2.7%
Kohl’s Corp.	321,511	23,750,017
Macy’s Inc.	583,330	23,175,701
Nordstrom Inc.	132,209	6,929,074
Target Corp.	604,054	48,735,077

		102,589,869

Oil, Gas & Consumable Fuels — 6.3%
Andeavor	87,787	13,173,317
Antero Resources Corp.(a)(b)	219,812	4,514,939
Chevron Corp.	950,146	119,974,935
EQT Corp.	94,733	4,706,336
HollyFrontier Corp.	112,529	8,392,413
Kinder Morgan Inc./DE	751,053	13,353,722
Marathon Petroleum Corp.	325,240	26,289,149
Newfield Exploration Co.(a)	85,943	2,468,283
Plains GP Holdings LP, Class A	77,745	1,888,426
Valero Energy Corp.	378,326	44,774,882

		239,536,402

Personal Products — 0.1%
Coty Inc., Class A	271,665	3,643,028

Pharmaceuticals — 6.1%
Allergan PLC	340,627	62,706,024
Jazz Pharmaceuticals PLC(a)	19,731	3,415,041
Mylan NV(a)	505,806	18,871,622
Perrigo Co. PLC	74,499	5,998,660
Pfizer Inc.	3,467,361	138,451,725

		229,443,072

Professional Services — 0.2%
ManpowerGroup Inc.	77,273	7,206,480

Real Estate Management & Development — 0.2%
Jones Lang LaSalle Inc.	52,202	8,927,064

Road & Rail — 2.0%
AMERCO	9,427	3,554,733
Knight-Swift Transportation Holdings Inc.	121,887	3,967,422
Norfolk Southern Corp.	406,560	68,708,640

		76,230,795

Semiconductors & Semiconductor Equipment — 6.5%
Intel Corp.	2,462,950	118,467,895
Lam Research Corp.	81,020	15,445,653
Micron Technology Inc.(a)	1,190,405	62,841,480
ON Semiconductor Corp.(a)(b)	129,138	2,847,493
Qorvo Inc.(a)(b)	83,386	6,817,639
QUALCOMM Inc.	617,640	39,584,548

		246,004,708

Software — 0.4%
CA Inc	165,333	7,309,372
Dell Technologies Inc., Class V(a)	89,693	8,298,396

		15,607,768

Specialty Retail — 0.3%
Gap Inc. (The)	339,224	10,234,388

62	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI USA Value Factor ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 12.6%
Apple Inc.	2,056,786	$391,385,808
Hewlett Packard Enterprise Co.	1,606,488	24,804,175
HP Inc.	776,943	17,931,844
NetApp Inc.	151,967	11,780,482
Seagate Technology PLC	178,955	9,416,612
Western Digital Corp.	277,291	19,451,964
Xerox Corp.	161,434	4,192,441

		478,963,326
Textiles, Apparel & Luxury Goods — 0.5%
Michael Kors Holdings Ltd.(a)	176,459	11,775,109
Ralph Lauren Corp.	52,635	7,104,672

		18,879,781

Trading Companies & Distributors — 0.8%
United Rentals Inc.(a)	195,760	29,129,088

Total Common Stocks — 99.7% (Cost: $3,441,943,203)		3,774,098,579

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)(e)	21,857,413	21,863,970

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(c)(d)	8,678,992	$8,678,992

		30,542,962

Total Short-Term Investments — 0.8% (Cost: $30,540,466)		30,542,962

Total Investments in Securities — 100.5% (Cost: $3,472,483,669)		3,804,641,541

Other Assets, Less Liabilities — (0.5)%		(17,779,327)

Net Assets — 100.0%		$3,786,862,214

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,618,270	13,239,143	21,857,413	$21,863,970	$44,287	(b)	$846	$2,495
BlackRock Cash Funds: Treasury, SL Agency Shares	4,238,661	4,440,331	8,678,992	8,678,992	85,926		—	—

				$30,542,962	$130,213		$846	$2,495

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000 E-mini	2	09/21/18	$167	$1,312
S&P 500 E-Mini	84	09/21/18	11,832	174,676

				$175,988

S C H E D U L E OF I N V E S T M E N T S	63

Schedule of Investments (continued)	iShares® Edge MSCI USA Value Factor ETF
July 31, 2018

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$175,988

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$989,853

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$175,988

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,326,919

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,774,098,579	$—	$—	$3,774,098,579
Money Market Funds	30,542,962	—	—	30,542,962

	$3,804,641,541	$—	$—	$3,804,641,541

Derivative financial instruments(a)
Assets
Futures Contracts	$175,988	$—	$—	$175,988

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

64	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

July 31, 2018

	iShares Edge MSCI Intl Momentum Factor ETF	iShares Edge MSCI Intl Quality Factor ETF	iShares Edge MSCI Intl Size Factor ETF	iShares Edge MSCI Intl Value Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$140,796,208	$94,494,902	$5,499,034	$232,980,178
Affiliated(c)	662,924	30,372	21,462	58,936
Foreign currency, at value(d)	248,986	130,361	10,552	326,861
Receivables:
Securities lending income — Affiliated	103	45	35	1,749
Dividends	70,797	82,323	7,689	276,433
Tax reclaims	48,439	92,890	664	46,515

Total assets	141,827,457	94,830,893	5,539,436	233,690,672

LIABILITIES
Collateral on securities loaned, at value	626,169	23,328	21,159	—
Payables:
Investments purchased	144,549	—	—	—
Investment advisory fees	35,816	23,756	1,389	57,574

Total liabilities	806,534	47,084	22,548	57,574

NET ASSETS	$141,020,923	$94,783,809	$5,516,888	$233,633,098

NET ASSETS CONSIST OF:
Paid-in capital	$141,791,300	$92,511,040	$5,435,449	$223,413,141
Undistributed (distributions in excess of) net investment income	195,310	87,407	1,963	(89,284)
Accumulated net realized loss	(5,826,253)	(1,583,236)	(97,573)	(3,049,761)
Net unrealized appreciation	4,860,566	3,768,598	177,049	13,359,002

NET ASSETS	$141,020,923	$94,783,809	$5,516,888	$233,633,098

Shares outstanding	4,700,000	3,200,000	200,000	9,100,000

Net asset value	$30.00	$29.62	$27.58	$25.67

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$581,973	$22,198	$20,463	$—
(b) Investments, at cost — Unaffiliated	$135,934,776	$90,724,635	$5,321,993	$219,617,767
(c) Investments, at cost — Affiliated	$662,879	$30,367	$21,457	$58,936
(d) Foreign currency, at cost	$248,497	$130,259	$10,535	$327,774

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Assets and Liabilities (continued)

July 31, 2018

	iShares Edge MSCI USA Momentum Factor ETF	iShares Edge MSCI USA Quality Factor ETF	iShares Edge MSCI USA Size Factor ETF	iShares Edge MSCI USA Value Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$9,097,880,525	$5,622,596,540	$206,650,223	$3,774,098,579
Affiliated(c)	111,597,482	161,318,878	4,913,973	30,542,962
Cash pledged:
Futures contracts	816,000	617,000	17,000	531,000
Receivables:
Investments sold	—	—	756	23,112
Securities lending income — Affiliated	10,545	623	1,616	5,205
Variation margin on futures contracts	91,059	75,755	3,502	60,131
Capital shares sold	—	57,278	—	203,877
Dividends	5,844,928	5,781,955	150,504	3,725,727

Total assets	9,216,240,539	5,790,448,029	211,737,574	3,809,190,593

LIABILITIES
Collateral on securities loaned, at value	18,071,789	8,293,486	3,849,079	21,863,339
Payables:
Capital shares redeemed	259,706	—	—	—
Investment advisory fees	1,194,077	721,921	26,115	465,040

Total liabilities	19,525,572	9,015,407	3,875,194	22,328,379

NET ASSETS	$9,196,714,967	$5,781,432,622	$207,862,380	$3,786,862,214

NET ASSETS CONSIST OF:
Paid-in capital	$8,644,124,238	$5,400,114,189	$212,656,361	$3,534,990,361
Undistributed net investment income	7,105,047	5,934,209	328,277	3,855,724
Accumulated net realized loss	(244,662,691)	(190,999,957)	(5,838,652)	(84,317,731)
Net unrealized appreciation	790,148,373	566,384,181	716,394	332,333,860

NET ASSETS	$9,196,714,967	$5,781,432,622	$207,862,380	$3,786,862,214

Shares outstanding	82,350,000	66,800,000	2,400,000	44,350,000

Net asset value	$111.68	$86.55	$86.61	$85.39

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$17,758,850	$8,234,651	$3,841,448	$21,269,319
(b) Investments, at cost — Unaffiliated	$8,305,800,478	$5,071,339,053	$205,931,203	$3,441,943,203
(c) Investments, at cost — Affiliated	$113,905,989	$146,384,299	$4,916,620	$30,540,466

See notes to financial statements.

66	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended July 31, 2018

	iShares Edge MSCI Intl Momentum Factor ETF	iShares Edge MSCI Intl Quality Factor ETF	iShares Edge MSCI Intl Size Factor ETF	iShares Edge MSCI Intl Value Factor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$2,590,702	$2,173,237	$175,686	$5,107,837
Dividends — Affiliated	1,714	734	43	1,794
Non-Cash Dividend — Unaffiliated	126,994	118,571	10,012	—
Securities lending income — Affiliated — net	5,277	736	440	12,569
Foreign taxes withheld	(275,137)	(220,938)	(17,976)	(469,684)

Total investment income	2,449,550	2,072,340	168,205	4,652,516

EXPENSES
Investment advisory fees	294,991	169,996	16,640	449,303

Total expenses	294,991	169,996	16,640	449,303

Net investment income	2,154,559	1,902,344	151,565	4,203,213

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(5,475,483)	(1,421,675)	11,881	(2,081,161)
Investments — Affiliated	(92)	19	(8)	105
In-kind redemptions — Unaffiliated	2,128,162	1,246,275	—	4,036,976
Foreign currency transactions	(25,429)	(39,477)	(1,382)	(48,709)

Net realized gain (loss)	(3,372,842)	(214,858)	10,491	1,907,211

Net change in unrealized appreciation/depreciation on:
Investments — Unaffiliated	1,569,573	1,807,161	153,278	641,266
Investments — Affiliated	63	4	6	(5)
Foreign currency translations	(2,897)	(3,906)	(322)	(9,862)

Net change in unrealized appreciation/depreciation	1,566,739	1,803,259	152,962	631,399

Net realized and unrealized gain (loss)	(1,806,103)	1,588,401	163,453	2,538,610

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$348,456	$3,490,745	$315,018	$6,741,823

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Statements of Operations (continued)

Year Ended July 31, 2018

	iShares	iShares	iShares	iShares
	Edge MSCI USA	Edge MSCI	Edge MSCI	Edge MSCI
	Momentum Factor	USA Quality	USA Size	USA Value
	ETF	Factor ETF	Factor ETF	Factor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$88,995,548	$87,641,051	$4,516,398	$74,971,053
Dividends — Affiliated	2,323,203	2,486,095	27,200	85,926
Interest — Unaffiliated	6,296	—	279	4,076
Securities lending income — Affiliated — net	116,935	59,761	37,996	44,287
Foreign taxes withheld	(15,302)	(1,801)	(687)	—

Total investment income	91,426,680	90,185,106	4,581,186	75,105,342

EXPENSES
Investment advisory fees	9,845,922	6,657,721	361,653	4,716,836

Total expenses	9,845,922	6,657,721	361,653	4,716,836

Net investment income	81,580,758	83,527,385	4,219,533	70,388,506

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(188,992,389)	(139,256,766)	(2,121,926)	(32,866,831)
Investments — Affiliated	(2,388,782)	(259,535)	(1,843)	846
In-kind redemptions — Unaffiliated	683,037,489	374,662,059	26,014,126	212,158,867
In-kind redemptions — Affiliated	10,058,391	5,689,247	184,169	—
Futures contracts	835,247	802,368	37,588	989,853
Foreign currency transactions	(136)	—	—	—

Net realized gain	502,549,820	241,637,373	24,112,114	180,282,735

Net change in unrealized appreciation/depreciation on:
Investments — Unaffiliated	507,536,957	358,357,466	(4,813,786)	176,609,665
Investments — Affiliated	(5,859,352)	8,229,592	(64,339)	2,495
Futures contracts	376,833	192,115	21	175,988

Net change in unrealized appreciation/depreciation	502,054,438	366,779,173	(4,878,104)	176,788,148

Net realized and unrealized gain	1,004,604,258	608,416,546	19,234,010	357,070,883

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,086,185,016	$691,943,931	$23,453,543	$427,459,389

See notes to financial statements.

68	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Edge MSCI Intl Momentum Factor ETF		iShares Edge MSCI Intl Quality Factor ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	07/31/18	07/31/17	07/31/18	07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,154,559	$565,637	$1,902,344	$625,149
Net realized gain (loss)	(3,372,842)	358,611	(214,858)	1,023,978
Net change in unrealized appreciation/depreciation	1,566,739	2,113,867	1,803,259	1,262,803

Net increase in net assets resulting from operations	348,456	3,038,115	3,490,745	2,911,930

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(2,262,989)	(621,676)	(1,780,158)	(664,765)
From net realized gain	(57,729)	—	—	—

Decrease in net assets resulting from distributions to shareholders	(2,320,718)	(621,676)	(1,780,158)	(664,765)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	108,454,210	16,296,757	73,425,267	2,124,166

NET ASSETS
Total increase in net assets	106,481,948	18,713,196	75,135,854	4,371,331
Beginning of year	34,538,975	15,825,779	19,647,955	15,276,624

End of year	$141,020,923	$34,538,975	$94,783,809	$19,647,955

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$195,310	$(16,553)	$87,407	$(5,554)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	69

Statements of Changes in Net Assets (continued)

	iShares Edge MSCI Intl Size Factor ETF		iShares Edge MSCI Intl Value Factor ETF

	Year Ended	Year Ended	Year Ended	Year Ended
	07/31/18	07/31/17	07/31/18	07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$151,565	$163,322	$4,203,213	$1,735,701
Net realized gain (loss)	10,491	649,204	1,907,211	(198,698)
Net change in unrealized appreciation/depreciation	152,962	129,792	631,399	11,140,234

Net increase in net assets resulting from operations	315,018	942,318	6,741,823	12,677,237

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(159,583)	(186,787)	(4,965,310)	(1,758,856)

Decrease in net assets resulting from distributions to shareholders	(159,583)	(186,787)	(4,965,310)	(1,758,856)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(226,728)	130,028,094	53,178,311

NET ASSETS
Total increase in net assets	155,435	528,803	131,804,607	64,096,692
Beginning of year	5,361,453	4,832,650	101,828,491	37,731,799

End of year	$5,516,888	$5,361,453	$233,633,098	$101,828,491

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$1,963	$8,916	$(89,284)	$250,754

See notes to financial statements.

70	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Edge MSCI USA Momentum Factor ETF		iShares Edge MSCI USA Quality Factor ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	07/31/18	07/31/17	07/31/18	07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$81,580,758	$31,603,252	$83,527,385	$69,498,875
Net realized gain	502,549,820	280,593,578	241,637,373	286,333,580
Net change in unrealized appreciation/depreciation	502,054,438	124,636,599	366,779,173	64,658,495

Net increase in net assets resulting from operations	1,086,185,016	436,833,429	691,943,931	420,490,950

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(76,882,776)	(31,103,922)	(80,937,097)	(67,815,892)

Decrease in net assets resulting from distributions to shareholders	(76,882,776)	(31,103,922)	(80,937,097)	(67,815,892)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,748,591,098	1,393,823,093	1,704,868,424	433,702,799

NET ASSETS
Total increase in net assets	5,757,893,338	1,799,552,600	2,315,875,258	786,377,857
Beginning of year	3,438,821,629	1,639,269,029	3,465,557,364	2,679,179,507

End of year	$9,196,714,967	$3,438,821,629	$5,781,432,622	$3,465,557,364

Undistributed net investment income included in net assets at end of year	$7,105,047	$2,407,201	$5,934,209	$3,343,921

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	71

Statements of Changes in Net Assets (continued)

	iShares Edge MSCI USA Size Factor ETF		iShares Edge MSCI USA Value Factor ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	07/31/18	07/31/17	07/31/18	07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,219,533	$4,424,914	$70,388,506	$45,024,616
Net realized gain	24,112,114	39,681,787	180,282,735	113,519,468
Net change in unrealized appreciation/depreciation	(4,878,104)	(11,836,203)	176,788,148	151,354,521

Net increase in net assets resulting from operations	23,453,543	32,270,498	427,459,389	309,898,605

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(4,414,324)	(4,392,071)	(70,334,336)	(42,392,119)

Decrease in net assets resulting from distributions to shareholders	(4,414,324)	(4,392,071)	(70,334,336)	(42,392,119)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	7,736,608	(40,289,550)	1,056,030,356	1,430,240,910

NET ASSETS
Total increase (decrease) in net assets	26,775,827	(12,411,123)	1,413,155,409	1,697,747,396
Beginning of year	181,086,553	193,497,676	2,373,706,805	675,959,409

End of year	$207,862,380	$181,086,553	$3,786,862,214	$2,373,706,805

Undistributed net investment income included in net assets at end of year	$328,277	$219,835	$3,855,724	$3,801,554

See notes to financial statements.

72	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge MSCI Intl Momentum Factor ETF
	Year Ended	Year Ended	Year Ended		Period From 01/13/15	(a)
	07/31/18	07/31/17	07/31/16		to 07/31/15

Net asset value, beginning of period	$28.78	$26.38	$27.48		$25.57

Net investment income(b)	0.67	0.73	0.55		0.31
Net realized and unrealized gain (loss)(c)	1.17	2.36	(1.22)		1.90

Net increase (decrease) from investment operations	1.84	3.09	(0.67)		2.21

Distributions(d)
From net investment income	(0.59)	(0.69)	(0.43)		(0.30)
From net realized gain	(0.03)	—	—		—

Total distributions	(0.62)	(0.69)	(0.43)		(0.30)

Net asset value, end of period	$30.00	$28.78	$26.38		$27.48

Total Return
Based on net asset value	6.41%	12.01%	(2.26	)%(e)	8.63	%(f)

Ratios to Average Net Assets
Total expenses	0.30%	0.30%	0.30%		0.30	%(g)

Net investment income	2.19%	2.75%	2.20%		2.07	%(g)

Supplemental Data
Net assets, end of period (000)	$141,021	$34,539	$15,826		$5,496

Portfolio turnover rate(h)	131%	105%	171%		55.00	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)

The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was -2.37%.

(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Intl Quality Factor ETF
	Year Ended	Year Ended	Year Ended	Period From 01/13/15	(a)
	07/31/18	07/31/17	07/31/16	to 07/31/15

Net asset value, beginning of period	$28.07	$25.46	$26.96	$25.67

Net investment income(b)	0.99	0.76	0.84	0.57
Net realized and unrealized gain (loss)(c)	1.23	2.61	(1.70)	1.27

Net increase (decrease) from investment operations	2.22	3.37	(0.86)	1.84

Distributions(d)
From net investment income	(0.67)	(0.76)	(0.64)	(0.55)

Total distributions	(0.67)	(0.76)	(0.64)	(0.55)

Net asset value, end of period	$29.62	$28.07	$25.46	$26.96

Total Return
Based on net asset value	7.97%	13.46%	(3.14)%	7.12	%(e)

Ratios to Average Net Assets
Total expenses	0.30%	0.30%	0.30%	0.30	%(f)

Net investment income	3.36%	2.95%	3.40%	3.86	%(f)

Supplemental Data
Net assets, end of period (000)	$94,784	$19,648	$15,277	$5,393

Portfolio turnover rate(g)	21%	31%	30%	16	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

74	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Intl Size Factor ETF
	Year Ended	Year Ended	Year Ended	Period From 06/16/15	(a)
	07/31/18	07/31/17	07/31/16	to 07/31/15

Net asset value, beginning of period	$26.81	$24.16	$24.91	$25.00

Net investment income(b)	0.76	0.74	0.64	0.05
Net realized and unrealized gain (loss)(c)	0.81	2.84	(0.74)	(0.14)

Net increase (decrease)from investment operations	1.57	3.58	(0.10)	(0.09)

Distributions(d)
From net investment income	(0.80)	(0.93)	(0.65)	—

Total distributions	(0.80)	(0.93)	(0.65)	—

Net asset value, end of period	$27.58	$26.81	$24.16	$24.91

Total Return
Based on net asset value	5.89%	15.14%	(0.28)%	(0.36	)%(e)

Ratios to Average Net Assets
Total expenses	0.30%	0.30%	0.30%	0.30	%(f)

Net investment income	2.73%	2.95%	2.76%	1.48	%(f)

Supplemental Data
Net assets, end of period (000)	$5,517	$5,361	$4,833	$4,982

Portfolio turnover rate(g)	13%	23%	19%	0	%(e)(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Intl Value Factor ETF
	Year Ended	Year Ended	Year Ended	Period From 06/16/15	(a)
	07/31/18	07/31/17	07/31/16	to 07/31/15

Net asset value, beginning of period	$24.84	$20.96	$24.76	$24.60

Net investment income(b)	0.73	0.63	0.81	0.02
Net realized and unrealized gain (loss)(c)	0.88	3.75	(4.04)	0.14

Net increase (decrease) from investment operations	1.61	4.38	(3.23)	0.16

Distributions(d)
From net investment income	(0.78)	(0.50)	(0.57)	—

Total distributions	(0.78)	(0.50)	(0.57)	—

Net asset value, end of period	$25.67	$24.84	$20.96	$24.76

Total Return
Based on net asset value	6.50%	21.11%	(12.97)%	0.65	%(e)

Ratios to Average Net Assets
Total expenses	0.30%	0.30%	0.30%	0.30	%(f)

Net investment income	2.81%	2.73%	3.91%	0.72	%(f)

Supplemental Data
Net assets, end of period (000)	$233,633	$101,828	$37,732	$2,476

Portfolio turnover rate(g)	16%	14%	19%	1	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

76	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Momentum Factor ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	07/31/18	07/31/17	07/31/16	07/31/15	07/31/14

Net asset value, beginning of year	$91.95	$78.43	$74.14	$62.56	$54.33

Net investment income(a)	1.32	1.17	0.89	0.91	0.70
Net realized and unrealized gain(b)	19.60	13.51	4.18	11.52	8.24

Net increase from investment operations	20.92	14.68	5.07	12.43	8.94

Distributions(c)
From net investment income	(1.19)	(1.16)	(0.78)	(0.85)	(0.71)

Total distributions	(1.19)	(1.16)	(0.78)	(0.85)	(0.71)

Net asset value, end of year	$111.68	$91.95	$78.43	$74.14	$62.56

Total Return
Based on net asset value	22.86%	18.94%	6.93%	19.97%	16.54%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.24%	1.44%	1.22%	1.31%	1.18%

Supplemental Data
Net assets, end of year (000)	$9,196,715	$3,438,822	$1,639,269	$800,714	$306,526

Portfolio turnover rate(d)	104%	114%	129%	106%	123%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Edge MSCI USA Quality Factor ETF

	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of year	$75.09	$68.00	$64.95	$57.68	$50.10

Net investment income(a)	1.55	1.46	1.28	0.98	0.85
Net realized and unrealized gain(b)	11.38	7.03	2.99	7.23	7.51

Net increase from investment operations	12.93	8.49	4.27	8.21	8.36

Distributions(c)
From net investment income	(1.47)	(1.40)	(1.22)	(0.94)	(0.78)

Total distributions	(1.47)	(1.40)	(1.22)	(0.94)	(0.78)

Net asset value, end of year	$86.55	$75.09	$68.00	$64.95	$57.68

Total Return
Based on net asset value	17.36%	12.62%	6.70%	14.30%	16.76%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.88%	2.06%	1.99%	1.56%	1.52%

Supplemental Data
Net assets, end of year (000)	$5,781,433	$3,465,557	$2,679,180	$1,120,387	$438,398

Portfolio turnover rate(d)	41%	44%	50%	26%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

78	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Edge MSCI USA Size Factor ETF

	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of year	$78.73	$70.36	$66.84	$60.30	$53.83

Net investment income(a)	1.45	1.37	1.26	1.21	1.13
Net realized and unrealized gain(b)	8.02	8.33	3.56	6.53	6.51

Net increase from investment operations	9.47	9.70	4.82	7.74	7.64

Distributions(c)
From net investment income	(1.59)	(1.33)	(1.30)	(1.20)	(1.17)

Total distributions	(1.59)	(1.33)	(1.30)	(1.20)	(1.17)

Net asset value, end of year	$86.61	$78.73	$70.36	$66.84	$60.30

Total Return
Based on net asset value	12.16%	13.93%	7.39%	12.89%	14.31%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.75%	1.86%	1.94%	1.85%	1.97%

Supplemental Data
Net assets, end of year (000)	$207,862	$181,087	$193,498	$237,271	$129,652

Portfolio turnover rate(d)	17%	19%	23%	22%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I AL H I G H L I G H T S	79

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Edge MSCI USA Value Factor ETF

	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of year	$75.00	$64.38	$65.95	$62.40	$54.64

Net investment income(a)	1.84	1.68	1.62	1.34	1.20
Net realized and unrealized gain (loss)(b)	10.40	10.50	(1.59)	3.37	7.72

Net increase from investment operations	12.24	12.18	0.03	4.71	8.92

Distributions(c)
From net investment income	(1.85)	(1.56)	(1.60)	(1.16)	(1.16)

Total distributions	(1.85)	(1.56)	(1.60)	(1.16)	(1.16)

Net asset value, end of year	$85.39	$75.00	$64.38	$65.95	$62.40

Total Return
Based on net asset value	16.47%	19.10%	0.18%	7.56%	16.47%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.24%	2.35%	2.64%	2.04%	2.04%

Supplemental Data
Net assets, end of year (000)	$3,786,862	$2,373,707	$675,959	$685,913	$159,110

Portfolio turnover rate(d)	18%	26%	81%	15%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

80	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	Organization

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
Edge MSCI Intl Momentum Factor	Diversified	(a)
Edge MSCI Intl Quality Factor	Diversified	(a)
Edge MSCI Intl Size Factor	Diversified	(a)
Edge MSCI Intl Value Factor	Diversified	(a)
Edge MSCI USA Momentum Factor	Diversified
Edge MSCI USA Quality Factor	Diversified
Edge MSCI USA Size Factor	Diversified
Edge MSCI USA Value Factor	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss)from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (continued)

3.	Investment Valuation and Fair Value Measurements

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	Securities and Other Investments

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

82	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of July 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of July 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of July 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Edge MSCI Intl Momentum Factor
Credit Suisse Securities (USA) LLC	$145,310	$145,310		$—	$—
SG Americas Securities LLC	436,663	436,663		—	—

	$581,973	$581,973		$—	$—

Edge MSCI Intl Quality Factor
JPMorgan Securities LLC	$22,198	$22,198		$—	$—

Edge MSCI Intl Size Factor
Barclays Bank PLC	$3,584	$3,584		$—	$—
JPMorgan Securities LLC	16,879	16,879		—	—

	$20,463	$20,463		$—	$—

Edge MSCI USA Momentum Factor
BNP Paribas New York Branch	$1,912,320	$1,912,320		$—	$—
BNP Paribas Prime Brokerage International Ltd.	196,848	196,848		—	—
BNP Paribas Securities Corp.	1,041,528	1,041,528		—	—
Goldman Sachs & Co.	5,493,867	5,493,867		—	—
SG Americas Securities LLC	1,078,300	1,070,422		—	(7,878	)(b)
Wells Fargo Bank, National Association	8,035,987	8,035,987		—	—

	$17,758,850	$17,750,972		$—	$(7,878)

Edge MSCI USA Quality Factor
Merrill Lynch, Pierce, Fenner & Smith	$3,085,863	$3,073,998		$—	$(11,865	)(b)
SG Americas Securities LLC	5,148,788	5,148,788		—	—

	$8,234,651	$8,222,786		$—	$(11,865)

Edge MSCI USA Size Factor
Barclays Bank PLC	$246,023	$246,023		$—	$—
BNP Paribas Securities Corp.	66,489	66,489		—	—
Citigroup Global Markets Inc.	1,169,405	1,146,295		—	(23,110	)(b)
Goldman Sachs & Co.	70,239	70,239		—	—
ING Financial Markets LLC	8,972	8,972		—	—
Jefferies LLC	546,469	540,131		—	(6,338	)(b)
JPMorgan Securities LLC	3,036	3,036		—	—
Merrill Lynch, Pierce, Fenner & Smith	189,299	189,299		—	—
Mizuho Securities USA Inc.	112,116	112,116		—	—
Morgan Stanley &Co. LLC (U.S. Equity Securities Lending)	1,000,867	1,000,867		—	—
National Financial Services LLC	48,208	48,208		—	—
SG Americas Securities LLC	124,635	124,635		—	—
State Street Bank & Trust Company	38,162	38,162		—	—
Wells Fargo Bank, National Association	99,453	99,453		—	—
Wells Fargo Securities LLC	118,075	118,075		—	—

	$3,841,448	$3,812,000		$—	$(29,448)

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Edge MSCI USA Value Factor
Barclays Bank PLC	$1,124,837	$1,124,837		$—	$—
Citigroup Global Markets Inc.	155,716	155,716		—	—
Credit Suisse Securities (USA) LLC	5,945,152	5,945,152		—	—
Goldman Sachs & Co.	8,814,486	8,814,486		—	—
HSBC Bank PLC	955,704	955,704		—	—
Merrill Lynch, Pierce, Fenner & Smith	2,542,770	2,542,770		—	—
Mizuho Securities USA Inc.	241,878	241,878		—	—
SG Americas Securities LLC	159,776	159,776		—	—
State Street Bank & Trust Company	1,329,000	1,329,000		—	—

	$21,269,319	$21,269,319		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	Derivative Financial Instruments

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	Investment Advisory Agreement and Other Transactions with Affiliates

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

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Notes to Financial Statements  (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Intl Momentum Factor	0.30%
Edge MSCI Intl Quality Factor	0.30
Edge MSCI Intl Size Factor	0.30
Edge MSCI Intl Value Factor	0.30
Edge MSCI USA Momentum Factor	0.15
Edge MSCI USA Quality Factor	0.15
Edge MSCI USA Size Factor	0.15
Edge MSCI USA Value Factor	0.15

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%(the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each of iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Size Factor ETF and iShares Edge MSCI USA Value Factor ETF (the “Group 1 Funds”), retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, each of iShares Edge MSCI Intl Momentum Factor ETF, iShares Edge MSCI Intl Quality Factor ETF, iShares Edge MSCI Intl Size Factor ETF and iShares Edge MSCI Intl Value Factor ETF (the “Group 2 Funds”), retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended July 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Edge MSCI Intl Momentum Factor	$1,234
Edge MSCI Intl Quality Factor	220
Edge MSCI Intl Size Factor	117
Edge MSCI Intl Value Factor	3,322
Edge MSCI USA Momentum Factor	59,196
Edge MSCI USA Quality Factor	31,273
Edge MSCI USA Size Factor	16,885
Edge MSCI USA Value Factor	22,358

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Notes to Financial Statements (continued)

For the year ended July 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Intl Value Factor	$5,493,550	$8,019,063
Edge MSCI USA Momentum Factor	347,693,929	379,458,647
Edge MSCI USA Quality Factor	190,200,370	122,083,471
Edge MSCI USA Size Factor	4,433,725	3,913,401
Edge MSCI USA Value Factor	84,708,489	47,345,113

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of July 31, 2018, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Edge MSCI Intl Size Factor	1	53%

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	Purchases and Sales

For the year ended July 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Intl Momentum Factor	$141,527,244	$127,662,411
Edge MSCI Intl Quality Factor	26,508,198	12,020,081
Edge MSCI Intl Size Factor	741,825	743,206
Edge MSCI Intl Value Factor	45,311,420	24,590,184
Edge MSCI USA Momentum Factor	6,880,771,280	6,847,477,305
Edge MSCI USA Quality Factor	1,862,571,648	1,867,390,870
Edge MSCI USA Size Factor	40,536,893	39,439,406
Edge MSCI USA Value Factor	570,006,952	575,186,421

For the year ended July 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Intl Momentum Factor	$109,465,924	$14,852,386
Edge MSCI Intl Quality Factor	67,693,140	8,763,223
Edge MSCI Intl Value Factor	121,069,627	12,639,016
Edge MSCI USA Momentum Factor	8,320,040,234	3,602,613,414
Edge MSCI USA Quality Factor	3,460,039,669	1,755,069,981
Edge MSCI USA Size Factor	242,047,011	233,332,619
Edge MSCI USA Value Factor	2,058,193,082	1,004,373,636

8.	Income Tax Information

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

86	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2018, the following permanent differences attributable to passive foreign investment companies, foreign currency transactions, the characterization of corporate actions and realized gains (losses)from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
Edge MSCI Intl Momentum Factor	$2,102,963	$320,293	$(2,423,256)
Edge MSCI Intl Quality Factor	1,232,303	(29,225)	(1,203,078)
Edge MSCI Intl Size Factor	—	1,065	(1,065)
Edge MSCI Intl Value Factor	3,962,080	422,059	(4,384,139)
Edge MSCI USA Momentum Factor	686,800,302	(136)	(686,800,166)
Edge MSCI USA Quality Factor	359,833,911	—	(359,833,911)
Edge MSCI USA Size Factor	24,848,470	303,233	(25,151,703)
Edge MSCI USA Value Factor	203,556,578	—	(203,556,578)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 07/31/18	Year Ended 07/31/17
Edge MSCI Intl Momentum Factor
Ordinary income	$2,262,989	$621,676
Long-term capital gains	57,729	—

	$2,320,718	$621,676

Edge MSCI Intl Quality Factor Ordinary income	$1,780,158	$664,765

Edge MSCI Intl Size Factor Ordinary income	$159,583	$186,787

Edge MSCI Intl Value Factor Ordinary income	$4,965,310	$1,758,856

Edge MSCI USA Momentum Factor Ordinary income	$76,882,776	$31,103,922

Edge MSCI USA Quality Factor Ordinary income	$80,937,097	$67,815,892

Edge MSCI USA Size Factor Ordinary income	$4,414,324	$4,392,071

Edge MSCI USA Value Factor Ordinary income	$70,334,336	$42,392,119

As of July 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)	(a)	Total
Edge MSCI Intl Momentum Factor	$197,616	$(5,552,370)	$4,584,377		$(770,377)
Edge MSCI Intl Quality Factor	182,345	(799,987)	2,890,411		2,272,769
Edge MSCI Intl Size Factor	16,535	(93,916)	158,820		81,439
Edge MSCI Intl Value Factor	545,798	(450,693)	10,124,852		10,219,957
Edge MSCI USA Momentum Factor	7,105,047	(208,742,723)	754,228,405		552,590,729
Edge MSCI USA Quality Factor	5,934,209	(117,947,378)	493,331,602		381,318,433
Edge MSCI USA Size Factor	328,277	(4,587,808)	(534,450)		(4,793,981)
Edge MSCI USA Value Factor	3,855,724	(50,614,753)	298,630,882		251,871,853

(a)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Notes to Financial Statements (continued)

As of July 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Edge MSCI Intl Momentum Factor	$5,552,370
Edge MSCI Intl Quality Factor	799,987
Edge MSCI Intl Size Factor	93,916
Edge MSCI Intl Value Factor	450,693
Edge MSCI USA Momentum Factor	208,742,723
Edge MSCI USA Quality Factor	117,947,378
Edge MSCI USA Size Factor	4,587,808
Edge MSCI USA Value Factor	50,614,753

For the year ended July 31, 2018, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
Edge MSCI Intl Size Factor	$10,956

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of July 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Intl Momentum Factor	$136,873,844	$8,762,573	$(4,177,285)	$4,585,288
Edge MSCI Intl Quality Factor	91,633,189	5,784,864	(2,892,779)	2,892,085
Edge MSCI Intl Size Factor	5,361,679	517,102	(358,285)	158,817
Edge MSCI Intl Value Factor	222,910,853	16,874,416	(6,746,155)	10,128,261
Edge MSCI USA Momentum Factor	8,455,249,602	900,242,499	(146,014,094)	754,228,405
Edge MSCI USA Quality Factor	5,290,583,816	640,294,785	(146,963,183)	493,331,602
Edge MSCI USA Size Factor	212,098,646	11,069,768	(11,604,218)	(534,450)
Edge MSCI USA Value Factor	3,506,010,659	419,274,977	(120,644,095)	298,630,882
The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

9.	Principal Risks

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

88	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	Capital Share Transactions

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 07/31/18		Year Ended 07/31/17

iShares ETF	Shares	Amount	Shares	Amount

Edge MSCI Intl Momentum Factor
Shares sold	4,000,000	$123,784,058	600,000	$16,296,757
Shares redeemed	(500,000)	(15,329,848)	—	—

Net increase	3,500,000	$108,454,210	600,000	$16,296,757

Edge MSCI Intl Quality Factor
Shares sold	2,800,000	$82,304,096	300,000	$7,609,150
Shares redeemed	(300,000)	(8,878,829)	(200,000)	(5,484,984)

Net increase	2,500,000	$73,425,267	100,000	$2,124,166

Edge MSCI Intl Size Factor
Shares sold	—	$—	200,000	$5,172,983
Shares redeemed	—	—	(200,000)	(5,399,711)

Net decrease	—	$—	—	$(226,728)

Edge MSCI Intl Value Factor
Shares sold	5,500,000	$143,048,179	2,300,000	$53,178,311
Shares redeemed	(500,000)	(13,020,085)	—	—

Net increase	5,000,000	$130,028,094	2,300,000	$53,178,311

Edge MSCI USA Momentum Factor
Shares sold	78,950,000	$8,388,923,519	33,950,000	$2,895,814,794
Shares redeemed	(34,000,000)	(3,640,332,421)	(17,450,000)	(1,501,991,701)

Net increase	44,950,000	$4,748,591,098	16,500,000	$1,393,823,093

Edge MSCI USA Quality Factor
Shares sold	42,100,000	$3,472,978,894	38,100,000	$2,685,557,034
Shares redeemed	(21,450,000)	(1,768,110,470)	(31,350,000)	(2,251,854,235)

Net increase	20,650,000	$1,704,868,424	6,750,000	$433,702,799

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements (continued)

	Year Ended 07/31/18		Year Ended 07/31/17

iShares ETF	Shares	Amount	Shares	Amount
Edge MSCI USA Size Factor
Shares sold	2,950,000	$243,677,640	2,100,000	$158,221,661
Shares redeemed	(2,850,000)	(235,941,032)	(2,550,000)	(198,511,211)

Net increase (decrease)	100,000	$7,736,608	(450,000)	$(40,289,550)

Edge MSCI USA Value Factor
Shares sold	25,150,000	$2,071,893,289	32,450,000	$2,256,546,580
Shares redeemed	(12,450,000)	(1,015,862,933)	(11,300,000)	(826,305,670)

Net increase	12,700,000	$1,056,030,356	21,150,000	$1,430,240,910

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	Legal Proceedings

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

90	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Edge MSCI Intl Momentum Factor ETF,

iShares Edge MSCI Intl Quality Factor ETF, iShares Edge MSCI Intl Size Factor ETF,

iShares Edge MSCI Intl Value Factor ETF, iShares Edge MSCI USA Momentum Factor ETF,

iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Size Factor ETF and

iShares Edge MSCI USA Value Factor ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Edge MSCI Intl Momentum Factor ETF, iShares Edge MSCI Intl Quality Factor ETF, iShares Edge MSCI Intl Size Factor ETF, iShares Edge MSCI Intl Value Factor ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Size Factor ETF and iShares Edge MSCI USA Value Factor ETF (eight of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2018, the related statements of operations for the year ended July 31, 2018, the statements of changes in net assets for each of the two years in the period ended July 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
San Francisco, California September 25, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	91

Important Tax Information (unaudited)

For corporate shareholders, the percentage of dividend income paid during the fiscal year ended July 31, 2018 that qualified for the dividends-received deductions were as follows:

iShares ETF	Dividends-Received Deduction
Edge MSCI USA Momentum Factor	100.00%
Edge MSCI USA Quality Factor	97.49%
Edge MSCI USA Size Factor	84.62%
Edge MSCI USA Value Factor	94.85%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2018:

iShares ETF	Qualified Dividend Income
Edge MSCI Intl Momentum Factor	$2,443,918
Edge MSCI Intl Quality Factor	2,024,192
Edge MSCI Intl Size Factor	144,853
Edge MSCI Intl Value Factor	4,605,970
Edge MSCI USA Momentum Factor	86,901,868
Edge MSCI USA Quality Factor	85,520,692
Edge MSCI USA Size Factor	4,172,822
Edge MSCI USA Value Factor	70,322,815

For the fiscal year ended July 31, 2018, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Edge MSCI Intl Momentum Factor	$2,995,998	$252,359
Edge MSCI Intl Quality Factor	2,291,976	198,691
Edge MSCI Intl Size Factor	185,587	16,693
Edge MSCI Intl Value Factor	5,506,309	457,299

The following distribution amounts are hereby designated for the fiscal year ended July 31, 2018:

iShares ETF	20% Rate Long-Term Capital Gain Dividends
Edge MSCI Intl Momentum Factor	$57,729

92	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

I. iShares Edge MSCI Intl Momentum Factor ETF, iShares Edge MSCI Intl Quality Factor ETF, iShares Edge MSCI Intl Size Factor ETF and iShares Edge MSCI Intl Value Factor ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider),objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	93

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

94	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

II. iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Size Factor ETF and iShares Edge MSCI USA Value Factor ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	95

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge MSCI Intl Momentum Factor	$0.594674	$0.028474	$—	$0.623148	95%	5%	—%	100%
Edge MSCI Intl Quality Factor	0.665635	—	—	0.665635	100	—	—	100
Edge MSCI Intl Size Factor	0.797915	—	—	0.797915	100	—	—	100
Edge MSCI Intl Value Factor	0.780382	—	—	0.780382	100	—	—	100
Edge MSCI USA Momentum Factor	1.175317	—	0.012556	1.187873	99	—	1	100
Edge MSCI USA Quality Factor	1.462110	—	0.009411	1.471521	99	—	1	100
Edge MSCI USA Size Factor	1.541874	—	0.049763	1.591637	97	—	3	100
Edge MSCI USA Value Factor	1.833097	—	0.020178	1.853275	99	—	1	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that a fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Edge MSCI Intl Momentum Factor ETF

Period Covered: January 15, 2015 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	7	0.80%
Greater than 1.5% and Less than 2.0%	45	5.17
Greater than 1.0% and Less than 1.5%	127	14.58
Greater than 0.5% and Less than 1.0%	226	25.95
Greater than 0.0% and Less than 0.5%	346	39.73
At NAV	7	0.80
Less than 0.0% and Greater than –0.5%	85	9.76
Less than –0.5% and Greater than –1.0%	19	2.18
Less than –1.0% and Greater than –1.5%	6	0.69
Less than –1.5% and Greater than –2.0%	2	0.23
Less than –2.5% and Greater than –3.0%	1	0.11

	871	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	97

Supplemental Information (unaudited) (continued)

iShares Edge MSCI Intl Quality Factor ETF

Period Covered: January 15, 2015 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.11%
Greater than 3.5% and Less than 4.0%	1	0.11
Greater than 3.0% and Less than 3.5%	1	0.11
Greater than 2.5% and Less than 3.0%	2	0.23
Greater than 2.0% and Less than 2.5%	9	1.03
Greater than 1.5% and Less than 2.0%	21	2.41
Greater than 1.0% and Less than 1.5%	82	9.41
Greater than 0.5% and Less than 1.0%	291	33.43
Greater than 0.0% and Less than 0.5%	362	41.58
At NAV	4	0.46
Less than 0.0% and Greater than –0.5%	84	9.64
Less than –0.5% and Greater than –1.0%	9	1.03
Less than –1.0% and Greater than –1.5%	3	0.34
Less than –2.0% and Greater than –2.5%	1	0.11

	871	100.00%

iShares Edge MSCI Intl Size Factor ETF

Period Covered: June 18, 2015 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	2	0.26%
Greater than 1.5% and Less than 2.0%	16	2.09
Greater than 1.0% and Less than 1.5%	55	7.19
Greater than 0.5% and Less than 1.0%	258	33.73
Greater than 0.0% and Less than 0.5%	287	37.51
At NAV	17	2.22
Less than 0.0% and Greater than –0.5%	82	10.72
Less than –0.5% and Greater than –1.0%	40	5.23
Less than –1.0% and Greater than –1.5%	7	0.92
Less than –2.5% and Greater than –3.0%	1	0.13

	765	100.00%

iShares Edge MSCI Intl Value Factor ETF

Period Covered: June 18, 2015 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.13%
Greater than 2.5% and Less than 3.0%	1	0.13
Greater than 2.0% and Less than 2.5%	1	0.13
Greater than 1.5% and Less than 2.0%	17	2.22
Greater than 1.0% and Less than 1.5%	41	5.36
Greater than 0.5% and Less than 1.0%	221	28.89
Greater than 0.0% and Less than 0.5%	333	43.53
At NAV	22	2.88
Less than 0.0% and Greater than –0.5%	88	11.50
Less than –0.5% and Greater than –1.0%	25	3.27
Less than –1.0% and Greater than –1.5%	12	1.57
Less than –1.5% and Greater than –2.0%	2	0.26
Less than –2.5% and Greater than –3.0%	1	0.13

	765	100.00%

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Supplemental Information (unaudited) (continued)

iShares Edge MSCI USA Momentum Factor ETF

Period Covered: April 18, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	1	0.08
Greater than 0.0% and Less than 0.5%	745	56.81
At NAV	245	18.69
Less than 0.0% and Greater than –0.5%	310	23.65
Less than –0.5% and Greater than –1.0%	6	0.46
Less than –1.0% and Greater than –1.5%	2	0.15

	1,311	100.00%

iShares Edge MSCI USA Quality Factor ETF

Period Covered: July 18, 2013 through September 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	2	0.16
Greater than 0.0% and Less than 0.5%	744	59.61
At NAV	198	15.87
Less than 0.0% and Greater than –0.5%	295	23.64
Less than –0.5% and Greater than –1.0%	6	0.48
Less than –1.0% and Greater than –1.5%	1	0.08

	1,248	100.00%

iShares Edge MSCI USA Size Factor ETF

Period Covered: April 18, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	713	54.38
At NAV	135	10.30
Less than 0.0% and Greater than –0.5%	462	35.24

	1,311	100.00%

iShares Edge MSCI USA Value Factor ETF

Period Covered: April 18, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 0.5% and Less than 1.0%	3	0.23
Greater than 0.0% and Less than 0.5%	774	59.03
At NAV	198	15.10
Less than 0.0% and Greater than –0.5%	327	24.94
Less than –0.5% and Greater than –1.0%	6	0.46
Less than –6.0%	1	0.08

	1,311	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	99

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex which consists of 358 funds as of July 31, 2018. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (61)	Trustee (since 2009).

President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).

Director of BlackRock, Inc. (since 2006); Director of iShares Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman(b) (47)	Trustee (since 2013).

Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).

Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).

Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).

Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (63)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001- 2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Charles Park (50)	Chief Compliance Officer (since 2006).

Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	101

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

G L O S S A R Y O F T E R M S	103

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-711-0718

JULY 31, 2018

2018 ANNUAL REPORT

iShares Trust

▶	iShares Currency Hedged MSCI Europe Small-Cap ETF | HEUS | Cboe BZX

▶	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF | HEFV | Cboe BZX

▶	iShares Edge MSCI Min Vol EAFE ETF | EFAV | Cboe BZX

▶	iShares Edge MSCI Min Vol Europe Currency Hedged ETF | HEUV | Cboe BZX

▶	iShares Edge MSCI Min Vol Europe ETF | EUMV | NYSE Arca

▶	iShares MSCI Europe Small-Cap ETF | IEUS | NASDAQ

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Market Overview

iShares Trust

Global Market Overview

Global equity markets advanced for the 12 months ended July 31, 2018 (“reporting period”).The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 10.97% in U.S. dollar terms for the reporting period.

Global stocks rallied sharply in the first half of the reporting period as the MSCI ACWI returned more than 14%. Improving global economic growth drove the advance, particularly in the U.S., Europe, Japan, and China. Strengthening global economic growth led to rising corporate profits across most regions of the world, which was also supportive for global equity markets. By the end of 2017, global earnings estimates for 2018 accelerated at their fastest pace in more than a decade.

However, global equity markets grew increasingly volatile during the latter half of the reporting period, resulting in an almost 3% decline for the MSCI ACWI over the last six months. While the U.S. economy continued to strengthen, economic growth in other regions of the globe slowed. In addition, rising global interest rates and signs of higher inflation weighed on global stocks. Escalating trade tensions between the U.S. and several trading partners, most notably China and Europe, took center stage late in the reporting period, contributing to economic concerns and increased volatility in global equity markets.

For the reporting period, the U.S. stock market returned more than 15%, outpacing other regions of the world. U.S. stocks benefited from a stronger domestic economy, driven by healthy employment growth (which led to an 18-year low in the country’s unemployment rate) and a meaningful increase in manufacturing activity. U.S. income tax reform legislation, passed in December 2017, lowered corporate tax rates and contributed to record profit growth for U.S. companies. As the economy strengthened, the inflation rate rose to its highest level in more than six years. In response, the U.S. Federal Reserve Bank (“Fed”) raised short-term interest rates three times during the reporting period, pushing the federal funds rate target to its highest level in a decade.

Equity markets in the Asia-Pacific region returned approximately 8% in U.S. dollar terms for the reporting period. Japanese stocks posted the best returns in the region as the nation’s economy produced eight consecutive quarters of growth in 2016 and 2017, its longest period of sustained economic growth in more than 20 years. Hong Kong and Australia were also solid performers during the reporting period, benefiting from stronger economic growth, while New Zealand’s equity market declined as the country’s economy slowed markedly.

European stock markets returned approximately 6% in U.S. dollar terms for the reporting period. Equity market gains in Europe were tempered by slowing economic growth and trade tariff concerns during the last six months of the reporting period. Nonetheless, the European Central Bank (“ECB”) announced plans to end its quantitative easing measures by the end of 2018, indicating that the ECB believes the worst of the European economic downturn is over. On a country basis, the best-performing markets in Europe were Portugal, Norway, and France, while Belgium and Spain trailed.

Emerging markets underperformed developed markets during the reporting period, returning more than 4% in U.S. dollar terms. After rising by more than 18% during the first half of the reporting period, emerging markets declined sharply over the ensuing six months as rising global interest rates, a stronger U.S. dollar, and trade tensions led to reduced expectations for growth and corporate profits in emerging economies. The best-performing emerging markets for the reporting period included Russia, Peru, and the Czech Republic, while Turkey and Pakistan declined the most.

M A R K E T O V E R V I E W	5

Fund Summary as of July 31, 2018	iShares® Currency Hedged MSCI Europe Small-Cap ETF

Investment Objective

The iShares Currency Hedged MSCI Europe Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization European developed market equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Europe Small Cap 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Europe Small-Cap ETF.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	12.07%	13.94%	12.07%	43.34%
Fund Market	12.70	14.01	12.70	43.57
Index	13.20	14.33	13.20	44.61

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)(b)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)(b)	Annualized Expense Ratio (a)

$ 1,000.00	$1,023.50	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

Portfolio Management Commentary

Small-capitalization stocks in the U.K., which represented about 32% of the Index on average for the reporting period, contributed the most to the Index’s return in U.S. dollar terms. The low stock prices of many small British companies relative to their earnings potential boosted their attractiveness. British stocks also benefited from improving corporate profitability and robust merger and acquisition (“M&A”) activity as other countries sought to capitalize on a historically weak British currency. Generally, small-capitalization stocks benefit more from M&A than the stocks of larger companies.

German small-capitalization stocks also made a solid contribution to the Index’s performance in U.S. dollar terms. Smaller companies tend to have a domestic focus; consequently, the stocks of many smaller German companies benefited from the country’s comparatively solid local economy, while larger export-oriented businesses

6	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Currency Hedged MSCI Europe Small-Cap ETF

struggled amid heightened global trade tensions. Small-capitalization stocks in Denmark were supported by strong domestic demand, reflecting high levels of consumer confidence and spending despite tepid economic growth. Norway’s smaller companies received a boost from the country’s political stability.

From a sector perspective, healthcare was the largest contributor to the Index’s performance in U.S. dollar terms. Small-capitalization healthcare stocks were supported by the domestic focus of healthcare companies and their relatively stable earnings as Europe’s economic growth slowed in the second half of the reporting period. These stocks benefited further from Europe’s aging population and rising medical costs as well as significant M&A activity in the sector. Small-capitalization stocks in the information technology sector, which rose to a 17-year high late in the reporting period, also contributed meaningfully to the Index’s return. Within the sector, the stocks of start-up companies that specialize in financial technology, or fintech, did especially well, due in part to Europe’s flexible regulatory environment.

The European real estate sector also contributed to the Index’s return in U.S. dollar terms. German real estate stocks were the most notable contributors to the Index within the sector as a scarcity of property, low interest rates, and a rapidly expanding population caused home prices and apartment rental rates to soar.

In terms of currency performance during the reporting period, the euro depreciated against the U.S. dollar by approximately 1% while the British pound remained mostly flat. The negative performance of some foreign currencies meant hedging activity contributed to the Index’s return for the reporting period. A fully hedged investor seeks to bypass the currency fluctuations — both on the upside and on the downside — related to holding foreign-currency-denominated securities. The Index’s hedging activity offset the negative impact of foreign currency performance relative to the U.S. dollar, resulting in an Index return that was relatively close to the Index’s return measured in local currencies.

The Board unanimously voted to close and liquidate the fund. After the close of business on August 15, 2018, the Funds no longer accepted creation orders. Trading in the Funds was halted prior to market open on August 16, 2018. Proceeds of the liquidation were sent to shareholders on August 22, 2018.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR		TEN LARGEST COUNTRIES

Sector	Percent of Total Investments(a)	Country	Percent of Total Investments(a)

Industrials	22.3%	United Kingdom	32.7%
Financials	14.9	Germany	10.6
Consumer Discretionary	13.8	Sweden	9.4
Information Technology	10.4	Switzerland	7.4
Real Estate	9.6	Italy	6.7
Health Care	8.8	France	6.4
Materials	7.6	Netherlands	5.2
Consumer Staples	4.8	Spain	4.6
Energy	3.6	Denmark	3.4
Utilities	2.3	Norway	3.4

Telecommunication Services	1.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of July 31, 2018	iShares® Edge MSCI Min Vol EAFE Currency Hedged ETF

Investment Objective

The iShares Edge MSCI MinVol EAFE Currency Hedged ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE Minimum Volatility (USD) 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares Edge MSCI Min Vol EAFE ETF.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	9.85%	8.39%	9.85%	24.90%
Fund Market	10.01	8.45	10.01	25.07
Index	9.87	8.67	9.87	25.76

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)(b)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)(b)	Annualized Expense Ratio (a)

$ 1,000.00	$1,048.50	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

Portfolio Management Commentary

Japanese stocks with lower volatility characteristics were the largest contributors to the Index’s return in U.S. dollar terms for the reporting period. Pro-growth governmental policies and continued low interest rates, as well as steadily rising exports in the wake of an improving world economy supported Japanese equities, as the economy grew for eight consecutive quarters before contracting slightly in the second half of the reporting period. Despite the generally positive environment for Japanese stocks, investors remained concerned that a trade war with the U.S. could disrupt Japan’s economy.

Stocks in France, where consumer spending remained high and labor market reforms are underway, were solid contributors to the Index’s return in U.S. dollar terms. Danish

8	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Edge MSCI Min VolEAFE Currency Hedged ETF

companies with lower volatility characteristics also performed well, as unemployment and interest rates remained low despite tepid economic growth. Other modest contributors to the Index’s return included Hong Kong, Switzerland, and Singapore.

From a sector perspective, healthcare stocks with lower volatility characteristics were the largest contributors to the Index’s return in U.S. dollar terms. Within the sector, the pharmaceuticals industry was a standout performer, benefiting from increased demand due to the growing proportion of elderly among developed nations’ populations. The industrials and consumer staples sectors were also solid contributors to the Index’s performance while the telecommunication services sector was a minor detractor.

In terms of currency performance during the reporting period, the strengthening U.S. economy, rising interest rates, and increasing bond yields caused the U.S. dollar to strengthen relative to most foreign currencies. The euro, the Japanese yen, the Swiss franc, and the Australian dollar depreciated by 1%, 1%, 2%, and 7%, respectively, against the U.S. dollar. No currency used by countries in the Index appreciated meaningfully against the U.S. dollar, while the British pound remained mostly flat.

The negative performance of some foreign currencies meant hedging activity contributed to the Index’s return for the reporting period. A fully hedged investor seeks to bypass the currency fluctuations — both on the upside and on the downside — related to holding foreign-currency-denominated securities. The Index’s hedging activity offset the negative impact of foreign currency performance relative to the U.S. dollar, resulting in an Index return that was relatively close to the Index’s return measured in local currencies.

The Board unanimously voted to close and liquidate the fund. After the close of business on August 15, 2018, the Funds no longer accepted creation orders. Trading in the Funds was halted prior to market open on August 16, 2018. Proceeds of the liquidation were sent to shareholders on August 22, 2018.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR		TEN LARGEST COUNTRIES

Sector	Percent of Total Investments(a)	Country	Percent of Total Investments(a)

Consumer Staples	15.9%	Japan	28.5%
Financials	15.8	Switzerland	13.1
Health Care	15.0	United Kingdom	12.6
Industrials	13.7	Hong Kong	9.0
Consumer Discretionary	9.1	Australia	6.4
Telecommunication Services	8.4	France	6.2
Utilities	7.6	Denmark	5.2
Real Estate	6.2	Germany	4.7
Information Technology	3.8	Singapore	3.7
Materials	3.4	Belgium	2.7

Energy	1.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of July 31, 2018	iShares® Edge MSCI Min Vol EAFE ETF

Investment Objective

The iShares Edge MSCI Min Vol EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada, as represented by the MSCI EAFE Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.36%	7.79%	8.86%	6.36%	45.49%	78.00%
Fund Market	6.24	7.70	8.88	6.24	44.90	78.15
Index	6.38	7.85	8.94	6.38	45.89	78.75

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio

$ 1,000.00	$987.40	$0.99	$1,000.00	$1,023.80	$1.00	0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

Portfolio Management Commentary

Japanese stocks with lower volatility characteristics were the largest contributors to the Index’s return for the reporting period. Pro-growth governmental policies and continued low interest rates, as well as steadily rising exports in the wake of an improving world economy supported Japanese equities, as the economy grew for eight consecutive quarters before contracting slightly in the second half of the reporting period. Despite the generally positive environment for Japanese stocks, investors remained concerned that a trade war with the U.S. could disrupt Japan’s economy.

Stocks in France, where consumer spending remained high and labor market reforms are underway, were solid contributors to the Index’s return. Danish companies with lower volatility characteristics also performed well, as unemployment and interest rates remained low despite tepid economic growth. Other modest contributors to the Index’s return included Hong Kong, Switzerland, and Singapore.

10	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Edge MSCI Min Vol EAFE ETF

From a sector perspective, healthcare stocks with lower volatility characteristics were the largest contributors to the Index’s return. Within the sector, the pharmaceuticals industry was a standout performer, benefiting from increased demand due to the growing proportion of elderly among developed nations’ populations. The industrials and consumer staples sectors were also solid contributors to the Index’s performance, while the telecommunication services sector was a minor detractor.

The Index seeks lower volatility than the broader market with returns in line with the market over the long term. For the reporting period, the Index slightly outperformed the broader market, as represented by the MSCI EAFE Index. Minimum volatility strategies focus on providing broad market exposure with less volatility and therefore tend to outperform during periods of elevated volatility and underperform during periods of low volatility and risk-on markets.

Early in the reporting period, stable international growth led to low levels of market volatility and negatively impacted the Index’s performance relative to the broader market. In contrast, tariff threats, higher oil prices, and geopolitical tensions increased volatility later in the reporting period, which benefited the Index’s relative performance.

Relative to the broader market, overweight allocations to Denmark and Hong Kong benefited relative performance in U.S. dollar terms, while underweight allocations to the U.K. and France detracted from the Index’s performance. From an industry perspective, an underweight allocation to banks and an overweight allocation to pharmaceuticals were the principal contributors to the Index’s return, while underweight allocations to the oil, gas, and consumable fuels industry and the metals and mining industry detracted from relative performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Consumer Staples	15.9%
Financials	15.8
Health Care	15.0
Industrials	13.7
Consumer Discretionary	9.1
Telecommunication Services	8.4
Utilities	7.6
Real Estate	6.2
Information Technology	3.8
Materials	3.4
Energy	1.1

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

Japan	28.5%
Switzerland	13.1
United Kingdom	12.6
Hong Kong	9.0
Australia	6.4
France	6.2
Denmark	5.2
Germany	4.7
Singapore	3.7
Belgium	2.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of July 31, 2018	iShares® Edge MSCI Min Vol Europe Currency Hedged ETF

Investment Objective

The iShares Edge MSCI MinVol Europe Currency Hedged ETF (the “Fund”) seeks to track the investment results of an index composed of European developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader European developed equity markets while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Europe Minimum Volatility (USD) 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares Edge MSCI Min Vol Europe ETF.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	9.00%	7.48%	9.00%	22.01%
Fund Market	8.78	7.46	8.78	21.95
Index	8.98	7.68	8.98	22.62

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION NET ASSET VALUE)

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)(b)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)(b)	Annualized Expense Ratio (a)

$ 1,000.00	$1,062.70	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.

(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

Portfolio Management Commentary

French stocks with low volatility characteristics were the chief contributors to the Index’s return in U.S. dollar terms for the reporting period. Corporate profits for French companies surged during the reporting period, and investors welcomed reforms to modernize French labor markets and lower taxes. The strong parliamentary position of the ruling party was seen by markets as a sign that reforms were likely to continue.

Danish low-volatility stocks were also contributors to the Index’s performance in U.S. dollar terms, benefiting from high levels of consumer confidence and spending despite

12	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Edge MSCI Min Vol Europe Currency Hedged ETF

tepid economic growth. Negative interest rates, low unemployment, and tax breaks all worked to stimulate spending and boost Danish stocks. Switzerland, the U.K., and Germany also contributed modestly to the Index’s return.

From a sector perspective, industrials companies with low volatility characteristics were the leading contributors to the Index’s return in U.S. dollar terms. Within the industrials sector, the aerospace and defense industry contributed the most to the Index’s performance. This reflected strength in commercial air traffic and global defense spending, as orders for future deliveries continued to grow. Transportation infrastructure and research and consulting services companies were other sources of strength.

In terms of currency performance during the reporting period, the euro depreciated against the U.S. dollar by approximately 1% while the British pound remained mostly flat. The negative performance of some foreign currencies meant hedging activity contributed to the Index’s return for the reporting period. A fully hedged investor seeks to bypass the currency fluctuations — both on the upside and on the downside — related to holding foreign-currency-denominated securities. The Index’s hedging activity offset the negative impact of foreign currency performance relative to the U.S. dollar, resulting in an Index return that was relatively close to the Index’s return measured in local currencies.

The Board unanimously voted to close and liquidate the fund. After the close of business on August 15, 2018, the Funds no longer accepted creation orders. Trading in the Funds was halted prior to market open on August 16, 2018. Proceeds of the liquidation were sent to shareholders on August 22, 2018.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Consumer Staples	18.1%
Financials	15.7
Health Care	15.7
Industrials	12.7
Consumer Discretionary	8.7
Utilities	8.3
Telecommunication Services	7.8
Energy	4.3
Materials	3.7
Information Technology	2.9
Real Estate	2.1

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

United Kingdom	23.0%
Switzerland	17.6
France	13.1
Germany	12.5
Denmark	7.9
Belgium	4.7
Netherlands	4.3
Finland	4.0
Sweden	3.5
Norway	3.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

Fund Summary as of July 31, 2018	iShares® Edge MSCI Min Vol Europe ETF

Investment Objective

The iShares Edge MSCI Min Vol Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader European developed equity markets, as represented by the MSCI Europe Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	5.35%	3.24%	5.35%	14.20%
Fund Market	5.01	3.18	5.01	13.90
Index	5.30	3.29	5.30	14.40

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio

$ 1,000.00	$981.60	$1.23	$1,000.00	$1,023.60	$1.25	0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

Portfolio Management Commentary

French stocks with low volatility characteristics were the chief contributors to the Index’s return for the reporting period. Corporate profits for French companies surged during the reporting period, and investors welcomed reforms to modernize French labor markets and lower taxes. The strong parliamentary position of the ruling party was seen by markets as a sign that reforms were likely to continue.

Danish low-volatility stocks were also contributors to the Index’s performance, benefiting from high levels of consumer confidence and spending despite tepid economic growth. Negative interest rates, low unemployment, and tax breaks all worked to stimulate spending and boost Danish stocks. Switzerland, the U.K., and Germany also contributed modestly to the Index’s return.

From a sector perspective, industrials companies with low volatility characteristics were the leading contributors to the Index’s return. Within the industrials sector, the

14	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® Edge MSCI Min Vol Europe ETF

aerospace and defense industry contributed the most to the Index’s performance. This reflected strength in commercial air traffic and global defense spending, as orders for future deliveries continued to grow. Transportation infrastructure and research and consulting services companies were other sources of strength.

The Index seeks lower volatility than the broader market with returns in line with the market over the long term. For the reporting period, the Index underperformed the broader market, as represented by the MSCI Europe Index. Minimum volatility strategies focus on providing broad market exposure with less volatility, and therefore tend to outperform during periods of elevated volatility but underperform during periods of low volatility and risk-on markets.

Early in the reporting period, an improving outlook for the European economy reduced market volatility and negatively impacted the Index’s performance relative to the broader market. In contrast, tariff threats, higher oil prices, and a populist victory in the Italian general election increased volatility later in the reporting period, which benefited the Index’s relative performance.

Relative to the broader market, underweight allocations to the U.K. and Sweden detracted from performance, while overweight allocations to Denmark and Switzerland were the chief contributors. From an industry perspective, underweight allocations to the oil, gas, and consumable fuels industry and the metals and mining industry detracted from the Index’s relative performance, while an underweight allocation to banks and an overweight allocation to food products contributed to relative performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Consumer Staples	18.1%
Financials	15.7
Health Care	15.7
Industrials	12.7
Consumer Discretionary	8.7
Utilities	8.3
Telecommunication Services	7.8
Energy	4.3
Materials	3.7
Information Technology	2.9
Real Estate	2.1

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

United Kingdom	23.0%
Switzerland	17.6
France	13.1
Germany	12.5
Denmark	7.9
Belgium	4.7
Netherlands	4.3
Finland	4.0
Sweden	3.5
Norway	3.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	15

Fund Summary as of July 31, 2018	iShares® MSCI Europe Small-Cap ETF

Investment Objective

The iShares MSCI Europe Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe, as represented by the MSCI Europe Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.15%	10.53%	6.75%	9.15%	64.96%	92.25%
Fund Market	8.29	10.51	6.69	8.29	64.84	91.07
Index	9.22	10.61	7.01	9.22	65.57	96.94

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through August 31, 2014 reflects the performance of the FTSE Developed Small Cap ex-North America Index. Index performance beginning on September 1, 2014 reflects the performance of the MSCI Europe Small Cap Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio

$ 1,000.00	$951.60	$1.94	$1,000.00	$1,022.80	$2.01	0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

Portfolio Management Commentary

Small-capitalization stocks in the U.K., which represented about 32% of the Index on average for the reporting period, contributed the most to the Index’s return. The low stock prices of many small British companies relative to their earnings potential boosted their attractiveness. British stocks also benefited from improving corporate profitability and robust merger and acquisition (“M&A”) activity as other countries sought to capitalize on a historically weak British pound. Generally, small-capitalization stocks benefit more from M&A than the stocks of larger companies.

German small-capitalization stocks also made a solid contribution to the Index’s performance. Smaller companies tend to have a domestic focus; consequently, the stocks of many smaller German companies benefited from the country’s comparatively solid local economy, while larger export-oriented businesses struggled amid heightened global trade tensions. Small-capitalization stocks in Denmark were supported by strong domestic demand, reflecting high levels of consumer confidence and spending despite tepid economic growth. Norway’s smaller companies received a boost from the country’s low political risk and inexpensive currency.

16	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2018	iShares® MSCI Europe Small-Cap ETF

From a sector perspective, healthcare was the largest contributor to the Index’s performance. Small-capitalization healthcare stocks were supported by the domestic focus of healthcare companies and their relatively stable earnings as Europe’s economic growth slowed in the second half of the reporting period. These stocks benefited further from Europe’s aging population and rising medical costs as well as significant M&A activity in the sector. Small-capitalization stocks in the information technology sector, which rose to a 17-year high late in the reporting period, also contributed meaningfully to the Index’s return. Within the sector, the stocks of start-up companies that specialize in financial technology, or fintech, did especially well, due in part to Europe’s flexible regulatory environment.

The European real estate sector also contributed to the Index’s return. German real estate stocks were the most notable contributors to the Index within the sector as a scarcity of property, low interest rates, and a rapidly expanding population caused home prices and apartment rental rates to soar.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Industrials	22.3%
Financials	14.9
Consumer Discretionary	13.8
Information Technology	10.4
Real Estate	9.6
Health Care	8.8
Materials	7.6
Consumer Staples	4.8
Energy	3.6
Utilities	2.3
Telecommunication Services	1.9

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

United Kingdom	32.7%
Germany	10.6
Sweden	9.4
Switzerland	7.4
Italy	6.7
France	6.4
Netherlands	5.2
Spain	4.6
Denmark	3.4
Norway	3.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2018	iShares® Currency Hedged MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.0%
iShares MSCI Europe Small-Cap ETF(a)	26,845	$1,531,507

Total Investment Companies — 100.0%
(Cost: $1,456,804)		1,531,507

Short-Term Investments

Money Market Funds — 0.1%

BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(a)(b)	1,011	1,011

Total Short-Term Investments — 0.1%
(Cost: $1,011)		1,011

Total Investments in Securities — 100.1%
(Cost: $1,457,815)		1,532,518

Other Assets, Less Liabilities — (0.1)%		(1,430)

Net Assets — 100.0%		$1,531,088

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	637,809	—		(637,809	)(b)	—	$—	$2,714	(c)	$94	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	573	438	(b)	—		1,011	1,011	20		—	—
iShares MSCI Europe Small-Cap ETF	26,084	33,490		(32,729)		26,845	1,531,507	79,402		330,039	(157,525)

							$1,532,518	$82,136		$330,133	$(157,525)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of July 31, 2018 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	324,000	USD	50,802	MS	08/02/18	$42
EUR	567,000	USD	662,306	MS	08/02/18	715
GBP	1,182,000	USD	1,550,155	MS	08/02/18	1,278
SEK	52,000	USD	5,880	MS	08/02/18	34
USD	107,899	DKK	687,000	MS	08/02/18	93
USD	1,372,500	EUR	1,173,000	MS	08/02/18	853
USD	6,624	GBP	5,000	MS	08/02/18	61
USD	112,316	NOK	915,000	MS	08/02/18	137
USD	288,287	SEK	2,533,000	MS	08/02/18	215
CHF	267,000	USD	269,324	MS	08/03/18	333
USD	267,677	CHF	265,000	MS	08/03/18	40
DKK	1,000	USD	157	MS	08/17/18	—

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI Europe Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,000	USD	1,170	MS	08/17/18	$—
GBP	2,000	USD	2,625	MS	08/17/18	2
SEK	2,000	USD	228	MS	08/17/18	—
USD	1,011	CHF	1,000	MS	08/17/18	—
USD	4,245	DKK	27,000	MS	08/17/18	3
USD	12,884	EUR	11,000	MS	08/17/18	7
USD	52,638	NOK	429,000	MS	08/17/18	10
USD	145,985	SEK	1,278,000	MS	08/17/18	480

						4,303

DKK	970,000	USD	152,593	MS	08/02/18	(378)
EUR	1,763,000	USD	2,066,313	MS	08/02/18	(4,749)
GBP	406,000	USD	539,243	MS	08/02/18	(6,347)
NOK	1,818,000	USD	223,976	MS	08/02/18	(1,090)
SEK	4,978,000	USD	568,026	MS	08/02/18	(1,891)
USD	94,626	DKK	607,000	MS	08/02/18	(627)
USD	1,342,849	EUR	1,157,000	MS	08/02/18	(10,089)
USD	2,075,781	GBP	1,583,000	MS	08/02/18	(1,985)
USD	110,670	NOK	903,000	MS	08/02/18	(37)
USD	278,359	SEK	2,497,000	MS	08/02/18	(5,618)
CHF	263,000	USD	265,657	MS	08/03/18	(40)
USD	266,346	CHF	265,000	MS	08/03/18	(1,290)
USD	118,014	CHF	117,000	MS	08/17/18	(287)
USD	49,133	DKK	313,000	MS	08/17/18	(39)
USD	638,472	EUR	546,000	MS	08/17/18	(683)
USD	508,926	GBP	388,000	MS	08/17/18	(651)

						(35,801)

	Net unrealized depreciation					$(31,498)

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$4,303

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$35,801

20	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI Europe Small-Cap ETF

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$72,156

Net Change in Unrealized Appreciation/Depreciation on:
Forward foreign currency exchange contracts	$6,928

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$4,981,894
Average amounts sold — in USD	$7,359,557

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$4,303	$35,801

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$4,303	$35,801
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$4,303	$35,801

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an Master Netting Agreement (“MNA”) and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Assets
Morgan Stanley & Co. International PLC	$4,303	$(4,303)	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Liabilities(b)
Morgan Stanley & Co. International PLC	$35,801	$(4,303)	$31,498

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) July 31, 2018	iShares® Currency Hedged MSCI Europe Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,531,507	$—	$—	$1,531,507
Money Market Funds	1,011	—	—	1,011

	$1,532,518	$—	$—	$1,532,518

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,303	$—	$4,303
Liabilities
Forward Foreign Currency Exchange Contracts	—	(35,801)	—	(35,801)

	$—	$(31,498)	$—	$(31,498)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2018	iShares® Edge MSCI Min Vol EAFE Currency Hedged ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares Edge MSCI Min Vol EAFE ETF(a)	154,201	$11,261,299

Total Investment Companies — 99.8%
(Cost: $9,944,289)		11,261,299

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(a)(b)	5,893	5,893

Total Short-Term Investments — 0.1%
(Cost: $5,893)		5,893

Total Investments in Securities — 99.9%
(Cost: $9,950,182)		11,267,192

Other Assets, Less Liabilities — 0.1%		11,146

Net Assets — 100.0%		$11,278,338

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—		—	$—	$1,030	(c)	$689	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,775	—		(882	)(b)	5,893	5,893	72		—	—
iShares Edge MSCI Min Vol EAFE ETF	263,214	24,933		(133,946)		154,201	11,261,299	428,423		1,228,722	(612,300)

							$11,267,192	$429,525		$1,229,411	$(612,300)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of July 31, 2018 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	984,000	USD	727,896	MS	08/02/18	$3,167
DKK	3,580,000	USD	561,327	MS	08/02/18	457
EUR	1,668,000	USD	1,948,372	MS	08/02/18	2,104
GBP	2,709,000	USD	3,552,613	MS	08/02/18	3,084
ILS	732,000	USD	199,319	MS	08/02/18	16
JPY	558,775,000	USD	4,991,737	MS	08/02/18	5,580
NZD	260,000	USD	176,981	MS	08/02/18	235
SEK	641,000	USD	71,863	MS	08/02/18	1,037
SGD	714,000	USD	524,174	MS	08/02/18	306
USD	1,091,317	AUD	1,468,000	MS	08/02/18	666
USD	951,279	DKK	6,057,000	MS	08/02/18	796
USD	3,005,876	EUR	2,569,000	MS	08/02/18	1,816

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol EAFE Currency Hedged ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,155	GBP	16,000	MS	08/02/18	$154
USD	2,791,838	HKD	21,904,000	MS	08/02/18	1,182
USD	200,962	ILS	732,000	MS	08/02/18	1,626
USD	5,079,099	JPY	558,775,000	MS	08/02/18	81,782
USD	79,061	NOK	644,000	MS	08/02/18	107
USD	275,650	SEK	2,422,000	MS	08/02/18	202
USD	727,249	SGD	990,000	MS	08/02/18	30
CHF	1,581,000	USD	1,593,372	MS	08/03/18	3,356
USD	2,125,252	CHF	2,104,000	MS	08/03/18	322
DKK	20,000	USD	3,141	MS	08/17/18	1
EUR	5,000	USD	5,852	MS	08/17/18	1
JPY	2,914,000	USD	26,070	MS	08/17/18	16
SGD	4,000	USD	2,939	MS	08/17/18	—
USD	8,178	AUD	11,000	MS	08/17/18	5
USD	103,145	CHF	102,000	MS	08/17/18	12
USD	46,225	DKK	294,000	MS	08/17/18	37
USD	79,647	EUR	68,000	MS	08/17/18	46
USD	915,573	HKD	7,183,000	MS	08/17/18	96
USD	129,080	ILS	473,000	MS	08/17/18	154
USD	3,246,916	JPY	360,303,000	MS	08/17/18	21,492
USD	40,489	NOK	330,000	MS	08/17/18	7
USD	144,719	SEK	1,267,000	MS	08/17/18	467
USD	2,204	SGD	3,000	MS	08/17/18	—

						130,359

AUD	1,948,000	USD	1,449,633	MS	08/02/18	(2,367)
DKK	8,516,000	USD	1,338,929	MS	08/02/18	(2,572)
EUR	3,462,000	USD	4,056,113	MS	08/02/18	(7,823)
GBP	573,000	USD	759,885	MS	08/02/18	(7,794)
HKD	21,904,000	USD	2,791,399	MS	08/02/18	(743)
ILS	732,000	USD	200,384	MS	08/02/18	(1,048)
JPY	558,775,000	USD	5,035,946	MS	08/02/18	(38,629)
NOK	990,000	USD	121,811	MS	08/02/18	(438)
NZD	52,000	USD	35,553	MS	08/02/18	(110)
SEK	4,201,000	USD	479,058	MS	08/02/18	(1,289)
SGD	1,264,000	USD	929,388	MS	08/02/18	(898)
USD	1,076,582	AUD	1,464,000	MS	08/02/18	(11,097)
USD	941,424	DKK	6,039,000	MS	08/02/18	(6,235)
USD	2,972,416	EUR	2,561,000	MS	08/02/18	(22,290)
USD	4,282,695	GBP	3,266,000	MS	08/02/18	(4,092)
USD	199,319	ILS	732,000	MS	08/02/18	(16)
USD	4,991,737	JPY	558,775,000	MS	08/02/18	(5,580)
USD	42,405	NOK	346,000	MS	08/02/18	(14)
USD	211,749	NZD	312,000	MS	08/02/18	(910)
USD	269,553	SEK	2,418,000	MS	08/02/18	(5,440)
USD	723,459	SGD	988,000	MS	08/02/18	(2,292)
CHF	2,627,000	USD	2,653,553	MS	08/03/18	(420)
USD	2,114,665	CHF	2,104,000	MS	08/03/18	(10,266)
AUD	1,000	USD	743	MS	08/17/18	—
USD	706,523	AUD	955,000	MS	08/17/18	(3,059)

24	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol EAFE Currency Hedged ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency	Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,367,758	CHF	1,356,000	MS	08/17/18	$(3,312)
USD	545,334	DKK	3,474,000	MS	08/17/18	(438)
USD	1,893,198	EUR	1,619,000	MS	08/17/18	(2,024)
USD	1,415,296	GBP	1,079,000	MS	08/17/18	(1,802)
USD	9,807	ILS	36,000	MS	08/17/18	(5)
USD	69,433	NZD	102,000	MS	08/17/18	(89)
USD	228	SEK	2,000	MS	08/17/18	—
USD	413,457	SGD	563,000	MS	08/17/18	(182)

						(143,274)

	Net unrealized depreciation					$(12,915)

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$130,359

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$143,274

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$140,635

Net Change in Unrealized Appreciation/Depreciation on:
Forward foreign currency exchange contracts	$332,590

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$29,725,451
Average amounts sold — in USD	$46,240,416

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$130,359	$143,274

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$130,359	$143,274
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$130,359	$143,274

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol EAFE Currency Hedged ETF

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an Master Netting Agreement (“MNA”) and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Assets

Morgan Stanley & Co. International PLC	$130,359	$(130,359)		$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offse	t(a)	Net Amount of Derivative Liabilities	(b)

Morgan Stanley & Co. International PLC	$143,274	$(130,359)		$12,915

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$11,261,299	$—	$—	$11,261,299
Money Market Funds	5,893	—	—	5,893

	$11,267,192	$—	$—	$11,267,192

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$130,359	$—	$130,359
Liabilities
Forward Foreign Currency Exchange Contracts	—	(143,274)	—	(143,274)

	$—	$(12,915)	$—	$(12,915)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2018	iShares® Edge MSCI Min Vol EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 6.3%
AGL Energy Ltd.	889,236	$14,536,665
Amcor Ltd./Australia	2,286,143	25,611,744
Aurizon Holdings Ltd.	2,130,155	7,205,184
Australia & New Zealand Banking Group Ltd.	205,911	4,485,075
Brambles Ltd.	1,024,617	7,525,598
Caltex Australia Ltd.	713,608	17,272,954
Coca-Cola Amatil Ltd.	644,212	4,587,930
Cochlear Ltd.	132,838	20,082,157
Commonwealth Bank of Australia	804,234	44,714,509
CSL Ltd.	327,969	47,935,902
Dexus	1,183,224	8,866,455
Flight Centre Travel Group Ltd.	91,613	4,631,828
Goodman Group	1,819,893	13,028,507
Insurance Australia Group Ltd.	2,644,512	15,806,077
James Hardie Industries PLC	596,245	9,529,842
Medibank Pvt Ltd.	3,556,226	8,221,901
Mirvac Group	8,018,373	13,590,756
National Australia Bank Ltd.	299,424	6,306,025
Newcrest Mining Ltd.	1,470,922	23,652,043
Scentre Group	4,538,203	14,338,224
Sonic Healthcare Ltd.	2,019,493	39,153,667
Stockland	2,127,258	6,562,824
Sydney Airport	1,188,482	6,246,468
Telstra Corp. Ltd.	8,509,222	17,965,144
Transurban Group	4,139,488	36,004,351
Vicinity Centres	6,734,429	13,316,955
Wesfarmers Ltd.	1,836,890	67,539,799
Westpac Banking Corp.	353,784	7,748,068
Woolworths Group Ltd.	2,421,297	54,161,758

		560,628,410
Belgium — 2.6%
Ageas	211,294	11,335,250
Colruyt SA	702,616	42,025,556
Groupe Bruxelles Lambert SA	759,517	80,762,621
KBC Group NV	219,783	16,910,657
Proximus SADP	1,774,008	43,443,959
UCB SA	462,129	39,720,869

		234,198,912
Denmark — 5.2%
Carlsberg A/S, Class B	169,060	20,396,858
Chr Hansen Holding A/S	566,488	58,701,760
Coloplast A/S, Class B	448,714	48,978,166
Danske Bank A/S	1,902,701	55,357,550
DSV A/S	426,099	35,762,269
H Lundbeck A/S	573,126	41,522,325
ISS A/S	577,133	21,590,652
Novo Nordisk A/S, Class B	678,674	33,911,050
Orsted A/S(a)	879,199	54,266,003
Pandora A/S	229,272	16,311,628
Tryg A/S	1,301,999	31,879,013
William Demant Holding A/S(b)	776,720	37,157,158

		455,834,432
Finland — 1.6%
Elisa OYJ	1,204,764	52,396,120
Neste OYJ	138,480	11,442,459
Sampo OYJ, Class A	1,596,014	81,157,939

		144,996,518

Security	Shares	Value
France — 6.2%
Aeroports de Paris, NVS	223,846	$50,129,787
Air Liquide SA	194,413	24,908,296
Danone SA, NVS	435,964	34,283,813
Dassault Aviation SA, NVS	2,428	4,488,594
Dassault Systemes SE, NVS	426,238	63,736,411
Essilor International Cie Generale d’Optique SA, NVS	102,636	15,155,269
Eutelsat Communications SA	227,960	4,886,396
Hermes International, NVS	139,789	88,584,195
L’Oreal SA	243,638	59,721,904
Orange SA, NVS	278,888	4,769,065
Pernod Ricard SA, NVS	127,665	20,606,211
Sanofi, NVS	727,317	63,288,690
SEB SA, NVS	24,607	4,681,487
Sodexo SA, NVS	284,115	31,474,367
Thales SA, NVS	425,061	55,926,200
TOTAL SA, NVS	312,724	20,439,334

		547,080,019
Germany — 4.7%
adidas AG	21,664	4,794,569
Axel Springer SE	57,696	4,313,712
Beiersdorf AG	389,055	45,339,312
Deutsche Lufthansa AG, Registered	222,092	6,236,612
Deutsche Telekom AG, Registered	269,224	4,457,330
Fraport AG Frankfurt Airport Services Worldwide	45,778	4,573,172
Fresenius Medical Care AG & Co. KGaA	418,977	40,953,332
Hannover Rueck SE	88,436	11,796,102
Henkel AG & Co. KGaA	239,509	25,697,789
Innogy SE(b)(c)	827,241	35,662,781
MAN SE	413,999	46,478,153
Merck KGaA	227,034	23,344,552
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	233,549	51,851,865
RTL Group SA	452,580	33,758,266
SAP SE	284,934	33,288,708
Symrise AG	60,320	5,454,225
TUI AG	245,382	5,249,863
Uniper SE	999,800	31,222,401

		414,472,744
Hong Kong — 9.0%
BOC Hong Kong Holdings Ltd.	4,249,000	20,575,878
CK Infrastructure Holdings Ltd.	5,396,000	40,054,924
CLP Holdings Ltd.	11,205,500	128,017,570
Dairy Farm International Holdings Ltd.(c)	2,050,400	16,751,768
Hang Seng Bank Ltd.	3,671,500	99,938,500
HK Electric Investments & HK Electric Investments Ltd.(a)(c)	32,582,000	33,299,687
HKT Trust & HKT Ltd.	45,628,349	60,937,423
Hong Kong & China Gas Co. Ltd.	61,516,092	125,585,441
Jardine Matheson Holdings Ltd.	504,800	34,074,000
Jardine Strategic Holdings Ltd.	485,600	19,365,728
Link REIT	3,442,000	34,125,460
MTR Corp. Ltd.	17,603,248	98,703,722
PCCW Ltd.	36,278,000	21,173,705
Power Assets Holdings Ltd.	8,219,500	58,185,867
Yue Yuen Industrial Holdings Ltd.	1,468,500	3,948,612

		794,738,285
Ireland — 1.4%
AIB Group PLC	1,655,923	9,493,816
Kerry Group PLC, Class A	735,178	78,019,718

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued)	iShares® Edge MSCI Min Vol EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Paddy Power Betfair PLC	39,462	$4,305,589
Ryanair Holdings PLC, ADR, NVS(b)(c)	288,087	30,364,370

		122,183,493
Israel — 1.5%
Bank Hapoalim BM	4,482,035	31,670,200
Bank Leumi Le-Israel BM	6,314,198	39,544,331
Check Point Software Technologies Ltd.(b)(c)	202,852	22,855,335
Mizrahi Tefahot Bank Ltd.	1,365,038	26,512,773
Nice Ltd.(b)	80,522	8,776,843

		129,359,482
Italy — 0.3%
Luxottica Group SpA	259,107	17,553,443
Moncler SpA	96,506	4,259,225
Snam SpA	1,412,938	6,075,542

		27,888,210
Japan — 28.3%
ABC-Mart Inc.	386,500	20,889,092
Ajinomoto Co. Inc.	971,200	17,139,589
ANA Holdings Inc.	1,361,800	49,878,328
Aozora Bank Ltd.	175,400	6,541,853
Asahi Group Holdings Ltd.	607,000	29,401,054
Astellas Pharma Inc.	4,076,600	66,189,213
Benesse Holdings Inc.	531,000	19,282,785
Canon Inc.	2,814,300	90,935,529
Central Japan Railway Co.	136,700	28,386,560
Chugai Pharmaceutical Co. Ltd.	205,500	10,409,014
Chugoku Electric Power Co. Inc. (The)	481,100	6,317,822
Coca-Cola Bottlers Japan Holdings Inc.	139,200	5,005,181
Daiichi Sankyo Co. Ltd.	1,096,500	45,274,460
Daito Trust Construction Co. Ltd.	251,000	41,852,019
Daiwa House REIT Investment Corp.	11,691	28,825,406
East Japan Railway Co.	485,600	45,289,119
Eisai Co. Ltd.	217,900	18,652,115
FamilyMart UNY Holdings Co. Ltd.(c)	170,401	15,831,431
Hankyu Hanshin Holdings Inc.	364,200	14,461,935
Hikari Tsushin Inc.	66,100	11,071,780
Japan Airlines Co. Ltd.	1,343,900	49,498,836
Japan Post Bank Co. Ltd.	2,110,600	25,284,211
Japan Post Holdings Co. Ltd.	2,336,700	25,717,477
Japan Prime Realty Investment Corp.	9,712	34,921,208
Japan Real Estate Investment Corp.	9,711	50,749,821
Japan Retail Fund Investment Corp.	19,407	35,350,074
Japan Tobacco Inc.	849,800	24,110,817
Kamigumi Co. Ltd.	364,200	7,600,243
Kao Corp.	485,600	35,298,617
KDDI Corp.	1,335,400	37,136,861
Keikyu Corp.	613,500	10,024,044
Keyence Corp.	54,100	28,470,886
Kintetsu Group Holdings Co. Ltd.	124,700	4,946,114
Kirin Holdings Co. Ltd.	870,600	22,219,977
Kyowa Hakko Kirin Co. Ltd.	242,800	4,591,813
Kyushu Railway Co.	1,513,900	46,388,038
Lawson Inc.	607,000	36,385,296
Maruichi Steel Tube Ltd.	247,700	8,508,187
McDonald’s Holdings Co. Japan Ltd.	786,700	37,528,837
MEIJI Holdings Co. Ltd.	369,700	28,997,374
Mitsubishi Tanabe Pharma Corp.	2,670,800	49,913,468
Mizuho Financial Group Inc.	11,414,200	19,842,803
Nagoya Railroad Co. Ltd.	1,354,100	33,919,032

Security	Shares	Value

Japan (continued)
NH Foods Ltd.	134,600	$5,338,789
Nikon Corp.	488,200	8,207,901
Nippon Building Fund Inc.	9,270	51,509,201
Nippon Prologis REIT Inc.	20,651	41,711,552
Nippon Telegraph & Telephone Corp.	2,339,900	108,027,543
Nissan Motor Co. Ltd.	4,370,400	41,209,194
Nissin Foods Holdings Co. Ltd.	673,600	46,394,997
Nitori Holdings Co. Ltd.	213,600	32,181,204
Nomura Real Estate Master Fund Inc.	27,089	38,332,121
NTT DOCOMO Inc.	4,856,000	124,631,838
Ono Pharmaceutical Co. Ltd.	651,500	15,333,007
Oracle Corp. Japan	428,500	35,906,110
Oriental Land Co. Ltd./Japan	761,300	82,495,703
Osaka Gas Co. Ltd.	271,800	5,208,245
Otsuka Corp.	914,700	35,627,050
Otsuka Holdings Co. Ltd.	763,200	35,112,382
Park24 Co. Ltd.	636,600	17,857,102
Recruit Holdings Co. Ltd.	383,700	10,471,713
Ryohin Keikaku Co. Ltd.	39,400	12,618,278
Sankyo Co. Ltd.	529,200	20,801,143
Secom Co. Ltd.	485,600	37,003,466
Seven & i Holdings Co. Ltd.	267,600	10,889,030
Shimamura Co. Ltd.	255,900	23,912,042
Shimano Inc.	60,600	8,688,851
Shionogi & Co. Ltd.	298,400	16,196,877
Suntory Beverage & Food Ltd.	1,335,400	56,725,272
Taisho Pharmaceutical Holdings Co. Ltd.	413,600	46,665,785
Takeda Pharmaceutical Co. Ltd.	936,100	39,094,761
Terumo Corp.	391,800	21,455,548
Tobu Railway Co. Ltd.	883,200	25,957,906
Tokyo Gas Co. Ltd.	699,000	17,006,669
Toray Industries Inc.	1,849,600	14,307,385
Toyo Suisan Kaisha Ltd.	1,038,400	37,476,648
Tsuruha Holdings Inc.	182,400	22,388,565
Unicharm Corp.	315,400	9,571,322
United Urban Investment Corp.	28,145	43,597,847
USS Co. Ltd.	254,600	4,812,700
West Japan Railway Co.	316,300	22,039,843
Yakult Honsha Co. Ltd.	61,000	4,381,276
Yamada Denki Co. Ltd.(c)	7,041,200	34,847,461
Yamaguchi Financial Group Inc.	354,000	4,003,609
Yamazaki Baking Co. Ltd.	364,200	9,028,542

		2,508,064,797
Netherlands — 0.8%
Heineken NV	175,054	17,725,297
Koninklijke Ahold Delhaize NV	1,198,614	30,510,057
NN Group NV	204,126	9,032,843
NXP Semiconductors NV(b)	140,403	13,386,022

		70,654,219
New Zealand — 0.6%
Auckland International Airport Ltd.	1,062,145	4,826,748
Fisher & Paykel Healthcare Corp. Ltd.	775,275	7,811,548
Meridian Energy Ltd.	5,960,739	12,742,345
Ryman Healthcare Ltd.	1,172,303	9,712,925
Spark New Zealand Ltd.	6,977,680	18,384,068

		53,477,634
Norway — 0.4%
Gjensidige Forsikring ASA	745,094	11,971,181
Marine Harvest ASA	679,944	14,884,442

28	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI Min Vol EAFE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Orkla ASA	609,047	$5,158,058

		32,013,681
Singapore — 3.6%
CapitaLand Mall Trust	19,664,400	31,201,869
DBS Group Holdings Ltd.	2,810,400	55,225,299
Oversea-Chinese Banking Corp. Ltd.(c)	8,376,699	71,195,481
SATS Ltd.	6,031,400	22,994,906
Singapore Airlines Ltd.	6,393,800	46,310,782
Singapore Telecommunications Ltd.	24,021,600	56,643,896
United Overseas Bank Ltd.	1,952,600	38,756,521

		322,328,754
Sweden — 1.3%
Hennes & Mauritz AB, Class B(c)	526,484	8,196,962
ICA Gruppen AB(c)	390,314	12,957,827
Svenska Handelsbanken AB, Class A	428,340	5,296,634
Swedbank AB, Class A	523,887	12,413,663
Swedish Match AB	644,820	35,284,549
Telia Co. AB	8,225,420	39,598,621

		113,748,256
Switzerland — 13.0%
Baloise Holding AG, Registered	283,607	44,317,175
Barry Callebaut AG, Registered	13,354	22,796,222
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	7,284	50,252,242
Chocoladefabriken Lindt & Spruengli AG, Registered	280	22,456,566
Cie. Financiere Richemont SA, Registered	65,442	5,750,964
Givaudan SA, Registered	32,658	76,630,842
Kuehne + Nagel International AG, Registered	559,012	89,413,687
Nestle SA, Registered	1,488,926	121,370,028
Novartis AG, Registered	1,539,033	129,403,138
Partners Group Holding AG	82,552	62,747,859
Roche Holding AG, NVS	460,010	112,934,778
Schindler Holding AG, Registered	33,490	7,584,301
Sika AG, Registered	189,250	26,934,672
Sonova Holding AG, Registered	227,721	42,047,878
Swiss Life Holding AG, Registered	130,390	46,848,205
Swiss Prime Site AG, Registered	496,117	45,527,504
Swiss Re AG	1,011,689	92,768,816
Swisscom AG, Registered	201,639	94,770,330
Zurich Insurance Group AG	192,010	59,096,411

		1,153,651,618
United Kingdom — 12.5%
Admiral Group PLC	624,248	16,221,572
AstraZeneca PLC	866,798	66,686,390
BAE Systems PLC	5,159,920	44,212,028
BP PLC	1,486,986	11,182,531
British American Tobacco PLC	461,547	25,434,307
BT Group PLC	3,506,570	10,740,406
Bunzl PLC	210,652	6,258,714
Burberry Group PLC	397,586	10,988,715
Carnival PLC	456,451	26,494,683
Compass Group PLC	4,944,790	106,343,406

Security	Shares	Value

United Kingdom (continued)
Croda International PLC	166,927	$11,254,883
Diageo PLC	2,179,658	80,113,882
Direct Line Insurance Group PLC	7,225,036	32,592,936
Experian PLC	207,756	5,107,101
GlaxoSmithKline PLC	4,176,958	86,657,879
HSBC Holdings PLC	5,907,537	56,608,020
Imperial Brands PLC	646,965	24,797,751
Kingfisher PLC	5,013,562	19,512,604
National Grid PLC	6,978,372	74,448,539
Pearson PLC	714,895	8,670,566
Randgold Resources Ltd	188,643	14,030,561
Reckitt Benckiser Group PLC	448,547	39,992,313
RELX PLC	3,637,312	79,321,972
Royal Dutch Shell PLC, Class A	774,944	26,582,346
Royal Mail PLC	4,835,890	29,744,587
RSA Insurance Group PLC	4,540,485	38,368,450
Severn Trent PLC	141,226	3,583,725
Sky PLC	1,214,676	24,274,719
Smith & Nephew PLC	2,456,264	42,546,588
SSE PLC	1,583,513	25,964,678
Unilever PLC	184,804	10,557,250
United Utilities Group PLC	376,846	3,555,207
Vodafone Group PLC	17,869,623	43,599,311

		1,106,448,620

Total Common Stocks — 99.3% (Cost: $8,019,266,405)		8,791,768,084

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(d)(e)(f)	57,454,115	57,471,351
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(d)(e)	9,114,689	9,114,689

		66,586,040

Total Short-Term Investments — 0.8% (Cost: $66,572,337)		66,586,040

Total Investments in Securities — 100.1% (Cost: $8,085,838,742)		8,858,354,124
Other Assets, Less Liabilities — (0.1)%		(6,038,687)

Net Assets — 100.0%		$8,852,315,437

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued)	iShares® Edge MSCI Min Vol EAFE ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,278,802	43,175,313	57,454,115	$57,471,351	$399,781	(b)	$130	$10,085
BlackRock Cash Funds: Treasury, SL Agency Shares	1,745,681	7,369,008	9,114,689	9,114,689	168,150		—	—

				$66,586,040	$567,931		$130	$10,085

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE E-Mini	581	09/21/18	$58,225	$(282,179)

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$282,179

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(41,750)

Net Change in Unrealized Appreciation/Depreciation on:
Futures contracts	$(282,179)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$50,645,436

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

30	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued)	iShares® Edge MSCI Min Vol EAFE ETF
July 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,791,768,084	$—	$—	$8,791,768,084
Money Market Funds	66,586,040	—	—	66,586,040

	$8,858,354,124	$—	$—	$8,858,354,124

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(282,179)	$—	$—	$(282,179)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments July 31, 2018	iShares® Edge MSCI Min Vol Europe Currency Hedged ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies
Exchange-Traded Funds — 100.1%
iShares Edge MSCI Min Vol Europe ETF(a)	100,689	$2,554,651

Total Investment Companies — 100.1% (Cost: $2,413,665)		2,554,651

Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(a)(b)	1,313	1,313

Total Short-Term Investments — 0.0% (Cost: $1,313)		1,313

Total Investments in Securities — 100.1% (Cost: $2,414,978)		2,555,964
Other Assets, Less Liabilities — (0.1)%		(2,775)

Net Assets — 100.0%		$2,553,189

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	—	$—	$1,286	(c)	$(66)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,259	54	(b)	—	1,313	1,313	19		—	—
iShares Edge MSCI Min Vol Europe ETF	146,911	13,927		(60,149)	100,689	2,554,651	75,554		142,798	(64,404)

						$2,555,964	$76,859		$142,732	$(64,404)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of July 31, 2018 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

DKK	1,234,000	USD	193,488	MS	08/02/18	$155
EUR	951,000	USD	1,110,863	MS	08/02/18	1,189
GBP	931,000	USD	1,220,860	MS	08/02/18	1,123
SEK	114,000	USD	12,787	MS	08/02/18	178
USD	211,080	DKK	1,344,000	MS	08/02/18	176
USD	1,117,398	EUR	955,000	MS	08/02/18	669
USD	6,606	GBP	5,000	MS	08/02/18	43
USD	110,978	NOK	904,000	MS	08/02/18	148
USD	97,194	SEK	854,000	MS	08/02/18	71
CHF	437,000	USD	440,324	MS	08/03/18	1,023
USD	441,414	CHF	437,000	MS	08/03/18	67
DKK	6,000	USD	942	MS	08/17/18	—

32	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol Europe Currency Hedged ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	5,000	USD	5,852	MS	08/17/18	$1

USD	22,247	CHF	22,000	MS	08/17/18	3

USD	12,578	DKK	80,000	MS	08/17/18	10

USD	35,139	EUR	30,000	MS	08/17/18	20

USD	82,817	NOK	675,000	MS	08/17/18	12

USD	89,098	SEK	780,000	MS	08/17/18	292

						5,180

DKK	1,454,000	USD	228,358	MS	08/02/18	(192)

EUR	951,000	USD	1,112,717	MS	08/02/18	(666)

GBP	49,000	USD	64,761	MS	08/02/18	(446)

NOK	1,372,000	USD	168,320	MS	08/02/18	(114)

SEK	1,594,000	USD	181,641	MS	08/02/18	(359)

USD	209,517	DKK	1,344,000	MS	08/02/18	(1,388)

USD	1,099,142	EUR	947,000	MS	08/02/18	(8,232)

USD	1,278,514	GBP	975,000	MS	08/02/18	(1,221)

USD	57,357	NOK	468,000	MS	08/02/18	(19)

USD	95,202	SEK	854,000	MS	08/02/18	(1,921)

CHF	437,000	USD	441,414	MS	08/03/18	(67)

USD	439,216	CHF	437,000	MS	08/03/18	(2,131)

NOK	8,000	USD	982	MS	08/17/18	(1)

USD	424,650	CHF	421,000	MS	08/17/18	(1,029)

USD	190,726	DKK	1,215,000	MS	08/17/18	(153)

USD	1,094,523	EUR	936,000	MS	08/17/18	(1,170)

USD	581,069	GBP	443,000	MS	08/17/18	(742)

						(19,851)

	Net unrealized depreciation					$(14,671)

Derivative Financial Instruments Categorized by Risk Exposure

As of July 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$5,180

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$19,851

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol Europe Currency Hedged ETF

For the year ended July 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$22,589

Net Change in Unrealized Appreciation/Depreciation on:
Forward foreign currency exchange contracts	$71,391

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$5,322,074
Average amounts sold — in USD	$8,278,601

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$5,180	$19,851

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$5,180	$19,851
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$5,180	$19,851

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an Master Netting Agreement (“MNA”) and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Assets
Morgan Stanley & Co. International PLC	$5,180	$(5,180)	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Liabilities(b)
Morgan Stanley & Co. International PLC	$19,851	$(5,180)	$14,671

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

34	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol Europe Currency Hedged ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,554,651	$—	$—	$2,554,651
Money Market Funds	1,313	—	—	1,313

	$2,555,964	$—	$—	$2,555,964

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$5,180	$—	$5,180
Liabilities
Forward Foreign Currency Exchange Contracts	—	(19,851)	—	(19,851)

	$—	$(14,671)	$—	$(14,671)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments July 31, 2018	iShares® Edge MSCI Min Vol Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Austria — 0.3%
ANDRITZ AG	276	$15,669
Erste Group Bank AG	393	16,995
OMV AG	1,091	61,733

		94,397
Belgium — 4.7%
Ageas	1,656	88,839
Anheuser-Busch InBev SA/NV	1,246	126,238
Colruyt SA	3,645	218,018
Groupe Bruxelles Lambert SA	3,933	418,213
Proximus SADP	9,250	226,525
UCB SA	3,406	292,752

		1,370,585
Denmark — 7.8%
Carlsberg A/S, Class B	212	25,577
Chr Hansen Holding A/S	1,061	109,945
Coloplast A/S, Class B	3,209	350,270
Danske Bank A/S	9,248	269,063
DSV A/S	2,864	240,374
H Lundbeck A/S	2,930	212,275
ISS A/S	2,771	103,664
Novo Nordisk A/S, Class B	3,040	151,899
Orsted A/S(a)	5,324	328,608
Pandora A/S	1,049	74,631
Tryg A/S	7,353	180,036
William Demant Holding A/S(b)	5,060	242,063

		2,288,405
Finland — 4.0%
Elisa OYJ	8,102	352,362
Fortum OYJ	7,256	182,363
Kone OYJ, Class B	1,238	67,776
Neste OYJ	1,048	86,595
Sampo OYJ, Class A	8,533	433,907
UPM-Kymmene OYJ	1,175	41,739

		1,164,742
France — 13.0%
Aeroports de Paris, NVS	1,401	313,751
Air Liquide SA	1,310	167,838
Covivio	814	84,908
Danone SA, NVS	2,509	197,306
Dassault Aviation SA, NVS	106	195,960
Dassault Systemes SE, NVS	1,822	272,448
Essilor International Cie Generale d’Optique SA, NVS	1,097	161,983
Eutelsat Communications SA	929	19,913
Gecina SA	791	135,032
Hermes International, NVS	612	387,824
Kering SA, NVS	77	41,083
L’Oreal SA	1,796	440,246
LVMH Moet Hennessy Louis Vuitton SE, NVS	487	170,289
Orange SA, NVS	1,955	33,431
Pernod Ricard SA, NVS	1,442	232,751
Sanofi, NVS	4,486	390,357
Sodexo SA, NVS	869	96,268
Thales SA, NVS	2,123	279,328
TOTAL SA, NVS	2,764	180,652

		3,801,368
Germany — 12.4%
adidas AG	342	75,690

Security	Shares	Value
Germany (continued)
Allianz SE, Registered	575	$127,249
Axel Springer SE	1,376	102,878
Bayer AG, Registered	722	80,473
Beiersdorf AG	1,661	193,568
Deutsche Lufthansa AG, Registered	553	15,529
Deutsche Telekom AG, Registered	8,520	141,059
Deutsche Wohnen SE	672	32,756
Fraport AG Frankfurt Airport Services Worldwide	1,426	142,456
Fresenius Medical Care AG & Co. KGaA	2,253	220,222
Fresenius SE &Co. KGaA	230	17,767
Hannover Rueck SE	1,015	135,387
Henkel AG & Co. KGaA	1,567	168,129
Innogy SE(a)	6,773	301,141
MAN SE	2,144	240,699
Merck KGaA	2,336	240,197
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,807	401,185
QIAGEN NV(b)	1,119	40,575
RTL Group SA	2,355	175,661
SAP SE	3,445	402,478
Symrise AG	441	39,876
Telefonica Deutschland Holding AG	9,777	42,864
TUI AG	4,164	89,087
Uniper SE	6,195	193,461

		3,620,387
Ireland — 2.1%
AIB Group PLC	8,982	51,496
Kerry Group PLC, Class A	3,747	397,645
Paddy Power Betfair PLC	138	15,057
Ryanair Holdings PLC, ADR, NVS(b)	1,448	152,619

		616,817
Italy —1.6%
Luxottica Group SpA	2,807	190,163
Moncler SpA	1,027	45,326
Snam SpA	20,386	87,658
Terna Rete Elettrica Nazionale SpA	25,148	140,943

		464,090
Netherlands — 4.3%
Akzo Nobel NV	1,000	92,551
Heineken Holding NV	1,918	185,480
Heineken NV	2,866	290,200
Koninklijke Ahold Delhaize NV	8,336	212,188
Koninklijke DSM NV	138	14,716
Koninklijke KPN NV	7,978	23,103
NN Group NV	953	42,172
NXP Semiconductors NV(b)	1,367	130,330
RELX NV	4,879	106,153
Unilever NV, CVA	2,544	146,568

		1,243,461
Norway — 3.2%
Equinor ASA	10,681	283,960
Gjensidige Forsikring ASA	10,364	166,515
Marine Harvest ASA	6,601	144,500
Orkla ASA	14,409	122,031
Telenor ASA	8,971	175,625
Yara International ASA	1,153	50,933

		943,564
Spain — 2.2%
Aena SME SA(a)	210	38,183

36	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Spain (continued)
Endesa SA	8,486	$196,397
Iberdrola SA	27,852	216,713
Iberdrola SA, New(b)	796	6,192
Industria de Diseno Textil SA	5,513	180,936
Red Electrica Corp. SA	742	15,749

		654,170
Sweden — 3.5%
Essity AB, Class B	606	15,166
Hennes & Mauritz AB, Class B	6,478	100,858
Hexagon AB, Class B	299	18,246
ICA Gruppen AB	3,027	100,492
Investor AB, Class B	2,093	91,328
L E Lundbergforetagen AB, Class B	2,694	88,118
Nordea Bank AB	2,234	23,778
Svenska Handelsbanken AB, Class A	5,904	73,006
Swedbank AB, Class A	1,807	42,817
Swedish Match AB	1,237	67,689
Tele2 AB, Class B	2,504	33,642
Telefonaktiebolaget LM Ericsson, Class B	2,241	17,568
Telia Co. AB	70,400	338,918

		1,011,626
Switzerland — 17.4%
Baloise Holding AG, Registered	1,313	205,173
Barry Callebaut AG, Registered	29	49,505
Chocoladefabriken Lindt &Spruengli AG, Participation Certificates, NVS	34	234,566
Chocoladefabriken Lindt &Spruengli AG, Registered	1	80,202
Cie. Financiere Richemont SA, Registered	184	16,170
Givaudan SA, Registered	132	309,733
Kuehne + Nagel International AG, Registered	2,472	395,395
Nestle SA, Registered	5,579	454,773
Novartis AG, Registered	5,650	475,057
Pargesa Holding SA, Bearer	393	32,909
Partners Group Holding AG	302	229,550
Roche Holding AG, NVS	1,554	381,515
Schindler Holding AG, Participation Certificates, NVS	93	21,681
Schindler Holding AG, Registered	577	130,670
SGS SA, Registered	114	297,782
Sika AG, Registered	492	70,023
Sonova Holding AG, Registered	644	118,912
Swiss Life Holding AG, Registered	230	82,637
Swiss Prime Site AG, Registered	3,975	364,777
Swiss Re AG	3,337	305,993
Swisscom AG, Registered	962	452,140
Zurich Insurance Group AG	1,281	394,263

		5,103,426
United Kingdom — 22.9%
Admiral Group PLC	4,678	121,562
AstraZeneca PLC	5,856	450,527
BAE Systems PLC	30,471	261,086
BP PLC	22,774	171,267
British American Tobacco PLC	2,094	115,393
BT Group PLC	31,457	96,351
Bunzl PLC	996	29,592

Security	Shares	Value
United Kingdom (continued)
Burberry Group PLC	805	$22,249
Carnival PLC	966	56,071
Coca-Cola European Partners PLC, NVS	3,004	123,885
Compass Group PLC	19,618	421,908
Croda International PLC	897	60,479
Diageo PLC	11,913	437,865
Direct Line Insurance Group PLC	26,450	119,319
easyJet PLC	974	20,685
Experian PLC	4,505	110,743
GlaxoSmithKline PLC	21,644	449,041
HSBC Holdings PLC	35,305	338,305
Imperial Brands PLC	1,902	72,902
Kingfisher PLC	9,430	36,701
National Grid PLC	33,881	361,458
Next PLC	276	21,491
Pearson PLC	2,047	24,827
Randgold Resources Ltd.	1,629	121,159
Reckitt Benckiser Group PLC	1,803	160,755
RELX PLC	16,787	366,089
Rolls-Royce Holdings PLC	2,620	34,059
Royal Dutch Shell PLC, Class A	11,052	379,109
Royal Mail PLC	17,307	106,452
RSA Insurance Group PLC	10,229	86,438
Severn Trent PLC	4,494	114,039
Shire PLC	448	25,569
Sky PLC	8,581	171,487
Smith & Nephew PLC	14,283	247,405
SSE PLC	13,453	220,587
Unilever PLC	4,554	260,155
United Utilities Group PLC	13,985	131,936
Vodafone Group PLC	140,580	342,994

		6,691,940

Total Common Stocks — 99.4% (Cost: $28,607,049)		29,068,978

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(c)(d)	6,216	6,216

Total Short-Term Investments — 0.0% (Cost: $6,216)		6,216

Total Investments in Securities — 99.4% (Cost: $28,613,265)		29,075,194

Other Assets, Less Liabilities — 0.6%		179,948

Net Assets — 100.0%		$29,255,142

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Min Vol Europe ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,197	(3,197)	—	$—	$1,822	(b)	$70	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,092	(10,876)	6,216	6,216	301		—	—

				$6,216	$2,123		$70	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$29,062,786	$6,192	$—	$29,068,978
Money Market Funds	6,216	—	—	6,216

	$29,069,002	$6,192	$—	$29,075,194

See notes to financial statements.

38	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 0.0%
AED Oil Ltd., NVS(a)(b)	11,395	$—

Austria — 2.0%
Agrana Beteiligungs AG	2,280	60,824
ams AG(c)	11,690	843,805
AT&S Austria Technologie & Systemtechnik AG	4,651	109,382
BAWAG Group AG(d)	7,301	344,435
CA Immobilien Anlagen AG	11,732	410,713
DO & CO AG(c)	1,242	87,192
EVN AG	6,633	132,091
FACC AG	3,772	83,943
IMMOFINANZ AG	16,317	429,564
Kapsch TrafficCom AG	960	44,368
Lenzing AG	2,524	320,423
Oesterreichische Post AG	6,234	295,703
POLYTEC Holding AG	2,869	45,251
Porr AG	2,108	74,734
S IMMO AG	8,660	188,467
S&T AG	8,780	249,635
Schoeller-Bleckmann Oilfield Equipment AG	2,071	236,744
Semperit AG Holding(b)	1,886	37,514
Telekom Austria AG	31,444	273,725
UNIQA Insurance Group AG	22,858	229,071
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,005	199,496
Wienerberger AG	21,749	533,887
Zumtobel Group AG(b)(c)	5,191	37,445

		5,268,412
Belgium — 3.2%
Ackermans & van Haaren NV	4,258	777,204
Aedifica SA	3,141	299,890
AGFA-Gevaert NV(b)	30,921	147,828
Barco NV	1,659	235,263
Befimmo SA	3,777	227,151
Bekaert SA	6,514	183,378
Biocartis NV(b)(c)(d)	5,598	82,398
bpost SA	18,533	292,091
Cie. d’Entreprises CFE	1,460	182,444
Cofinimmo SA	4,027	527,721
D’ieteren SA/NV	4,855	211,545
Econocom Group SA/NV(c)	24,722	87,414
Elia System Operator SA/NV	5,388	336,016
Euronav NV(c)	28,539	241,925
EVS Broadcast Equipment SA	2,355	54,944
Exmar NV(b)(c)	5,547	39,461
Fagron	7,693	142,399
Galapagos NV(b)	7,520	829,021
Gimv NV	3,832	227,769
Greenyard NV(c)	2,844	35,472
Intervest Offices & Warehouses NV	2,406	63,059
Ion Beam Applications(b)(c)	3,792	99,208
KBC Ancora	7,075	388,740
Kinepolis Group NV(c)	2,745	175,685
Melexis NV	3,714	345,690
Mithra Pharmaceuticals SA(b)	2,261	88,888
Nyrstar NV(b)(c)	15,705	75,340
Ontex Group NV	13,567	410,186
Orange Belgium SA	5,463	87,698
Recticel SA	7,060	81,449

Security	Shares	Value

Belgium (continued)
Retail Estates NV	1,102	$99,799
Sioen Industries NV	1,246	39,363
Sofina SA	2,859	518,502
Tessenderlo Group SA(b)	5,171	208,131
Van de Velde NV	1,070	37,559
Warehouses De Pauw CVA	3,285	441,247
X-Fab Silicon Foundries SE(b)(d)	10,863	108,673

		8,430,551
China — 0.0%
Boshiwa International Holding Ltd.(a)(b)	20,000	102

Denmark — 3.4%
ALK-Abello A/S(b)(c)	1,238	230,208
Alm Brand A/S	12,532	130,295
Ambu A/S, Series B	29,918	1,177,502
Bang & Olufsen A/S(b)	6,656	161,611
Bavarian Nordic A/S(b)	5,665	173,048
D/S Norden A/S(b)	5,458	100,721
Dfds A/S	5,793	381,757
FLSmidth & Co. A/S(c)	7,546	497,042
GN Store Nord A/S	25,467	1,215,904
IC Group A/S	1,412	36,590
Jyske Bank A/S, Registered	12,906	731,115
Matas A/S	7,073	56,875
Nilfisk Holding A/S(b)	5,005	259,398
NKT A/S(b)(c)	5,000	134,674
NNIT A/S(c)(d)	2,274	59,071
Per Aarsleff Holding A/S	3,492	124,768
Rockwool International A/S, Class B	1,679	672,945
Royal Unibrew A/S	9,602	800,010
Scandinavian Tobacco Group A/S(d)	11,899	193,793
Schouw & Co. A/S	2,233	207,615
SimCorp A/S	7,535	643,769
Solar A/S, Class B	1,059	66,861
Spar Nord Bank A/S	16,079	173,486
Sydbank A/S	13,567	503,709
Topdanmark A/S	8,043	345,101
Zealand Pharma A/S(b)	4,737	70,751

		9,148,619
Finland — 2.6%
Amer Sports OYJ	20,315	652,475
Atria OYJ	1,895	21,019
Cargotec OYJ, Class B	7,007	348,274
Caverion OYJ(b)	16,079	134,797
Citycon OYJ	65,285	137,496
Cramo OYJ	6,986	149,257
DNA OYJ	9,733	193,028
Ferratum OYJ(c)	2,179	45,229
Finnair OYJ	9,334	86,988
F-Secure OYJ	17,611	75,005
Huhtamaki OYJ	19,617	705,801
Kemira OYJ	18,658	245,160
Kesko OYJ, Class B	12,050	677,603
Konecranes OYJ	12,235	473,702
Lehto Group OYJ(c)	6,020	71,705
Metsa Board OYJ	35,465	368,068
Oriola OYJ, Class B	21,914	70,768
Outokumpu OYJ	57,341	389,133
Outotec OYJ(b)	27,058	222,754
Ponsse OYJ	2,069	74,925

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Finland (continued)
Ramirent OYJ	13,951	$139,810
Sanoma OYJ	13,389	132,768
Stockmann OYJ Abp, Class B(b)(c)	6,511	32,111
Technopolis OYJ	27,478	124,101
Tieto OYJ	10,741	334,798
Tikkurila OYJ	6,515	119,832
Tokmanni Group Corp	9,162	76,112
Uponor OYJ	10,156	154,717
Valmet OYJ	23,167	481,141
YIT OYJ(c)	29,937	203,512

		6,942,089
France — 6.4%
ABC arbitrage	5,926	49,507
Air France-KLM, NVS(b)	35,959	328,597
Akka Technologies, NVS	2,007	147,942
AKWEL, NVS	1,703	42,442
Albioma SA	4,667	103,861
ALD SA(d)	18,507	330,875
Alten SA, NVS	5,381	534,849
Altran Technologies SA, NVS	43,138	411,613
APERAM SA	9,240	436,559
Assystem, NVS	1,194	39,047
Aubay, NVS	1,072	47,036
Axway Software SA, NVS	1,326	29,944
Beneteau SA, NVS	6,802	111,899
Boiron SA, NVS	1,334	105,357
Bonduelle SCA, NVS	2,649	96,393
Bourbon Corp., NVS(b)(c)	5,581	28,536
Cellectis SA, NVS(b)(c)	5,952	175,636
CGG SA(b)	121,179	331,778
Chargeurs SA, NVS	3,443	99,826
Cie. des Alpes	1,530	52,989
Cie. Plastic Omnium SA, NVS	11,715	491,675
Coface SA(b)	17,284	154,909
DBV Technologies SA(b)(c)	3,738	132,959
Derichebourg SA, NVS	18,621	112,859
Devoteam SA, NVS	963	117,634
Direct Energie, NVS	2,161	106,449
Elior Group SA(d)	20,777	340,342
Elis SA, NVS	35,984	827,747
Eramet, NVS	1,752	174,039
Esso SA Francaise	471	25,323
Etablissements Maurel et Prom(b)	8,055	59,187
Europcar Mobility Group, NVS(c)(d)	18,919	190,482
FFP, NVS	1,141	153,261
FIGEAC-AERO(b)(c)	1,434	23,389
Fnac Darty SA(b)	3,220	292,740
Gaztransport Et Technigaz SA	3,532	231,633
Genfit, NVS(b)(c)	5,128	145,320
GL Events, NVS	1,457	41,596
Groupe Crit, NVS	494	41,905
Groupe Guillin, NVS	1,354	44,438
Guerbet, NVS(c)	1,046	72,820
Haulotte Group SA	2,285	34,382
ID Logistics Group, NVS(b)	435	71,663
Innate Pharma SA(b)(c)	8,558	48,905
Interparfums SA, NVS	2,380	105,123
IPSOS, NVS	6,148	205,877
Jacquet Metal Service SA, NVS	2,178	64,219
Kaufman & Broad SA, NVS	3,203	163,923

Security	Shares	Value
France (continued)
Korian SA	8,838	$309,814
Lagardere SCA, NVS	19,158	560,172
LISI, NVS	3,486	120,936
LNA Sante SA, NVS	963	61,521
Maisons du Monde SA(d)	8,364	256,010
Manitou BF SA.	2,147	81,894
Mercialys SA	9,347	167,547
Mersen SA, NVS	2,930	121,360
Metropole Television SA	4,529	97,664
Naturex, NVS(b)	978	154,940
Neopost SA.	6,266	162,027
Nexans SA(c)	4,680	156,828
Nexity SA	7,891	486,572
Oeneo SA, NVS	4,545	54,774
Orpea, NVS	8,422	1,159,343
Pierre & Vacances SA, NVS(b)	873	27,579
Plastivaloire	1,604	28,151
Rallye SA, NVS(c)	4,983	58,770
Rubis SCA	15,843	935,197
Sartorius Stedim Biotech, NVS	5,103	607,824
SOITEC, NVS(b)	3,472	297,978
Solocal Group, NVS(b)	107,828	144,710
Solutions 30 SE(b)	3,437	182,172
Sopra Steria Group, NVS	2,643	468,196
SPIE SA, NVS	21,176	402,131
SRP Groupe SA, NVS(b)(d)	4,337	32,934
Ste Industrielle d’Aviation Latecoere SA, NVS(b)	13,306	63,053
Synergie SA, NVS	1,329	62,122
Tarkett SA, NVS	5,873	157,912
Technicolor SA(b)	68,495	96,091
Television Francaise 1	7,670	83,326
Trigano SA, NVS	1,605	230,986
Vallourec SA, NVS(b)(c)	58,415	377,284
Vicat SA, NVS	3,435	222,459
Virbac SA, NVS(b)	766	109,344
Worldline SA/France, NVS(b)(d)	7,375	440,085

		16,959,191
Germany — 10.2%
Aareal Bank AG	10,410	478,683
ADLER Real Estate AG(b)	5,312	88,755
ADO Properties SA(d)	5,506	314,384
ADVA Optical Networking SE(b)	7,691	64,747
AIXTRON SE(b)(c)	21,305	306,738
alstria office REIT AG	26,829	416,876
Amadeus Fire AG	955	103,359
Aumann AG(d)	1,491	104,149
AURELIUS Equity Opportunities SE & Co KGaA	4,168	257,493
Aurubis AG	7,015	574,717
Basler AG(c)	236	52,465
Bauer AG	1,727	38,272
BayWa AG(c)	2,546	86,538
Bechtle AG	5,525	496,153
Bertrandt AG	999	101,108
bet-at-home.com AG(c)	498	34,495
Bilfinger SE(c)	5,694	293,406
Borussia Dortmund GmbH & Co. KGaA(c)	11,007	79,591
CANCOM SE	6,260	338,979
Carl Zeiss Meditec AG, Bearer	7,440	578,459
CECONOMY AG(c)	32,854	270,008
Cewe Stiftung & Co. KGAA	945	86,576

40	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
comdirect bank AG	5,139	$76,123
CompuGroup Medical SE	4,437	247,531
Consus Real Estate AG(b)	7,790	68,360
Corestate Capital Holding SA	2,326	126,415
CTS Eventim AG & Co. KGaA	10,520	496,296
Deutsche Beteiligungs AG	2,320	101,116
Deutsche EuroShop AG(c)	9,261	326,809
Deutsche Pfandbriefbank AG(d)	24,836	389,396
Deutz AG	22,322	203,066
DIC Asset AG	8,197	93,607
Diebold Nixdorf AG	1,519	103,262
DMG Mori AG	3,904	207,153
Draegerwerk AG & Co. KGaA	566	34,503
Duerr AG(c)	9,506	417,316
Elmos Semiconductor AG	1,814	48,923
ElringKlinger AG(c)	5,824	73,936
Encavis AG(c)	15,275	110,810
Evotec AG(b)(c)	22,876	475,366
FinTech Group AG, Registered(b)	1,746	60,777
Freenet AG(c)	23,416	671,249
Gerresheimer AG	5,710	486,376
Gerry Weber International AG(b)	4,622	31,258
GFT Technologies SE(c)	2,854	45,515
Grammer AG, NVS(b)	1,337	93,861
Grand City Properties SA	20,848	542,017
GRENKE AG	4,546	502,916
H&R GmbH & Co. KGaA	2,377	31,873
Hamborner REIT AG	13,962	148,987
Hamburger Hafen und Logistik AG	4,498	103,837
Hapag-Lloyd AG(c)(d)	6,419	260,466
Heidelberger Druckmaschinen AG(b)(c)	45,861	131,788
HelloFresh SE(b)	7,239	122,391
Hornbach Baumarkt AG	1,667	49,445
Hornbach Holding AG & Co. KGaA	1,771	123,294
Hypoport AG(b)(c)	608	119,656
Indus Holding AG	3,390	213,000
Isra Vision AG	2,987	183,834
Jenoptik AG	9,519	382,692
JOST Werke AG(d)	2,773	120,048
Kloeckner & Co. SE	13,672	150,691
Koenig & Bauer AG	2,553	198,645
Krones AG	2,920	361,471
KWS Saat SE	415	163,637
LEG Immobilien AG	11,666	1,313,658
Leoni AG	5,865	298,992
MBB SE(c)	339	37,800
MLP SE	12,166	79,430
MorphoSys AG(b)	5,399	710,042
Nemetschek SE	3,629	504,438
Nordex SE(b)	11,509	129,248
Norma Group SE	5,889	373,461
OHB SE	951	33,103
PATRIZIA Immobilien AG	8,516	192,208
Pfeiffer Vacuum Technology AG	1,264	207,644
Rational AG	640	438,816
Rheinmetall AG	7,989	965,600
RHOEN-KLINIKUM AG	4,155	122,122
RIB Software SE(c)	6,380	141,834
Rocket Internet SE(b)(d)	13,904	483,496
SAF-Holland SA(c)	8,292	137,963

Security	Shares	Value
Germany (continued)
Salzgitter AG	7,195	$356,103
Scout24 AG(d)	19,649	1,023,069
Senvion SA, NVS(b)(c)	4,740	43,980
SGL Carbon SE(b)	10,174	120,350
Siltronic AG	3,858	673,271
Sirius Real Estate Ltd.	150,922	115,616
Sixt Leasing SE(c)	2,273	45,372
Sixt SE	2,250	291,694
SLM Solutions Group AG(b)(c)	2,280	65,893
SMA Solar Technology AG	1,975	83,468
Software AG	9,174	433,441
Stabilus SA(c)	4,571	389,356
STADA Arzneimittel AG	4,575	436,803
STRATEC Biomedical AG(c)	956	80,649
Stroeer SE &Co. KGaA	5,107	313,711
Suedzucker AG(c)	13,201	192,610
Surteco Group SE	1,371	40,104
TAG Immobilien AG	23,633	535,062
Takkt AG	6,354	119,844
TLG Immobilien AG	16,622	434,870
Vapiano SE(b)(c)(d)	1,328	29,678
Varta AG(b)	2,474	68,662
VERBIO Vereinigte BioEnergie AG(c)	4,062	29,420
Vossloh AG	1,722	89,257
VTG AG	2,354	153,414
Wacker Neuson SE	5,378	138,939
Washtec AG	2,068	180,749
Wuestenrot & Wuerttembergische AG	4,270	93,228
XING SE	534	174,009
zooplus AG(b)(c)	1,136	196,984

		27,185,124
Hong Kong — 0.0%
China Hongxing Sports Ltd.(a)	198,000	1
Peace Mark Holdings Ltd.(a)(b)	30,000	—
Real Gold Mining Ltd.(a)(b)	27,000	9

		10
Ireland — 1.7%
C&C Group PLC	56,417	227,077
Cairn Homes PLC, NVS(b)	126,814	255,212
Dalata Hotel Group PLC(b)	33,847	269,298
Glanbia PLC	37,283	613,775
Glenveagh Properties PLC(b)(d)	78,005	102,222
Glenveagh Properties PLC(b)	11,981	—
Grafton Group PLC	43,217	434,245
Green REIT PLC	119,818	211,131
Hibernia REIT PLC	124,109	211,431
Irish Continental Group PLC	29,651	181,792
Irish Residential Properties REIT PLC	63,605	102,255
Kingspan Group PLC .	28,147	1,308,115
Origin Enterprises PLC	23,227	164,148
Permanent TSB Group Holdings PLC(b)	25,789	63,366
UDG Healthcare PLC	46,380	511,048

		4,655,115
Israel — 0.0%
Africa Israel Investments Ltd.(b)	1	—

Italy — 6.6%
A2A SpA	303,156	557,423
ACEA SpA	9,808	155,268

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Italy (continued)
Aeroporto Guglielmo Marconi Di Bologna SpA	2,313	$41,298
Amplifon SpA	15,090	338,290
Anima Holding SpA(d)	56,603	304,386
Aquafil SpA	1,799	27,259
Arnoldo Mondadori Editore SpA(b)	24,176	41,186
Ascopiave SpA	13,118	48,809
ASTM SpA	7,526	205,175
Autogrill SpA	23,522	257,330
Azimut Holding SpA(c)	22,814	383,453
Banca Carige SpA(b)	6,676,553	69,526
Banca Farmafactoring SpA(d)	13,865	86,711
Banca Generali SpA	10,789	291,354
Banca IFIS SpA	4,000	125,429
Banca Mediolanum SpA	47,899	344,392
Banca Monte dei Paschi di Siena SpA(b)(c)	51,290	159,512
Banca Popolare di Sondrio SCPA	84,109	364,911
Banco BPM SpA(b)	278,403	886,028
Beni Stabili SpA SIIQ	166,597	147,170
Biesse SpA	2,480	102,373
Bio On SpA(b)	1,448	95,216
BPER Banca(c)	75,158	420,435
Brembo SpA	27,794	381,139
Brunello Cucinelli SpA	6,172	256,365
Buzzi Unicem SpA	14,092	310,805
Cairo Communication SpA	13,639	51,705
Cementir Holding SpA	7,239	58,866
Cerved Group SpA	37,174	427,560
CIR-Compagnie Industriali Riunite SpA	57,966	70,536
Credito Emiliano SpA	15,185	112,822
Credito Valtellinese SpA(b)	1,317,799	163,749
Danieli & C Officine Meccaniche SpA	2,205	54,179
Datalogic SpA(c)	3,956	133,307
De’ Longhi SpA	11,791	347,109
DeA Capital SpA	22,283	33,685
DiaSorin SpA	4,108	441,243
doBank SpA(d)	7,378	90,211
Ei Towers SpA	3,103	206,948
El.En. SpA	1,914	63,288
Enav SpA(d)	50,209	258,840
ERG SpA	10,026	225,703
Falck Renewables SpA	21,245	56,178
Fila SpA(c)	2,843	62,072
Fincantieri SpA, NVS(b)	90,155	136,182
FinecoBank Banca Fineco SpA	72,791	855,950
Geox SpA(c)	14,041	37,392
Gima TT SpA(d)	6,428	100,294
Hera SpA	143,996	477,817
IMA Industria Macchine Automatiche SpA	3,334	280,868
Immobiliare Grande Distribuzione SIIQ SpA	10,166	86,011
Infrastrutture Wireless Italiane SpA(d)	45,629	373,718
Interpump Group SpA	13,909	438,428
Iren SpA	110,585	313,383
Italgas SpA	90,437	520,720
Italmobiliare SpA	2,930	70,279
Juventus Football Club SpA(b)(c)	73,751	75,419
La Doria SpA	1,984	24,374
Maire Tecnimont SpA	25,314	131,448
MARR SpA	6,117	165,331
Mediaset SpA(b)(c)	64,817	220,161
OVS SpA(d)	37,678	123,086

Security	Shares	Value
Italy (continued)
Piaggio & C SpA	29,810	$78,827
Prima Industrie SpA	768	32,709
RAI Way SpA(d)	17,413	99,120
Reply SpA	3,688	249,847
Safilo Group SpA(b)(c)	5,654	29,075
Saipem SpA(b)	112,031	586,067
Salini Impregilo SpA(c)	31,493	83,277
Salvatore Ferragamo SpA(c)	9,348	216,401
Saras SpA	87,942	210,938
Sesa SpA	1,230	43,463
Societa Cattolica di Assicurazioni SC	27,390	252,215
Societa Iniziative Autostradali e Servizi SpA	14,711	261,287
Sogefi SpA(b)	8,747	21,799
Tamburi Investment Partners SpA	15,742	116,039
Technogym SpA, NVS(d)	17,429	190,163
Tod’s SpA(c)	1,807	115,334
Unione di Banche Italiane SpA(c)	187,877	778,622
Unipol Gruppo SpA	73,207	304,764
Vittoria Assicurazioni SpA	4,350	70,951
Zignago Vetro SpA	4,822	45,869

		17,476,872
Netherlands — 5.2%
Aalberts Industries NV	18,232	827,695
Accell Group	4,542	94,596
AMG Advanced Metallurgical Group NV	5,218	308,929
Arcadis NV	12,912	236,284
ASM International NV	8,551	494,652
ASR Nederland NV	26,832	1,202,421
Basic-Fit NV(b)(d)	5,767	188,260
BE Semiconductor Industries NV	14,097	306,792
BinckBank NV	12,169	73,755
Boskalis Westminster(c)	15,897	488,072
Brunel International NV .	3,722	60,969
Constellium NV, Class A(b)(c)	22,147	290,126
Corbion NV	11,056	379,027
COSMO Pharmaceuticals NV(b)(c)	1,388	179,739
Eurocommercial Properties NV	8,124	344,099
Euronext NV(d)	10,275	638,984
Flow Traders(d)	6,123	181,971
ForFarmers NV	6,783	77,142
Fugro NV(b)(c)	16,040	231,498
Gemalto NV(b)	14,166	826,758
IMCD NV	9,787	711,697
Instone Real Estate Group BV(b)(d)	3,203	82,449
Intertrust NV(d)	11,587	202,005
InterXion Holding NV(b)	13,212	857,194
Kendrion NV	2,455	106,281
Koninklijke BAM Groep NV(c)	43,204	177,636
Koninklijke Volkerwessels NV	5,891	127,172
NSI NV	3,337	130,214
OCI NV(b)	13,480	407,871
Pharming Group NV(b)	109,069	165,391
PostNL NV	78,782	311,473
Rhi Magnesita NV(c)	4,529	286,155
Rhi Magnesita NV(c)	536	34,255
SBM Offshore NV(c)	32,092	498,842
Shop Apotheke Europe NV(b)(c)(d)	1,461	85,472
SIF Holding NV	1,619	33,643
Signify NV(d)	20,582	571,224
Takeaway.com NV(b)(d)	3,947	263,699

42	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
TKH Group NV	7,192	$450,623
TomTom NV(b)	24,180	247,836
Vastned Retail NV	2,720	123,642
Wereldhave NV	7,285	270,887
Wessanen(c)	13,913	207,230

		13,784,660
Norway — 3.4%
Akastor ASA(b)(c)	27,389	56,813
Aker ASA, Class A	4,160	325,251
Aker Solutions ASA(b)	28,426	194,687
Atea ASA	15,422	220,712
Austevoll Seafood ASA	16,656	242,870
B2Holding ASA	33,768	72,366
Bakkafrost P/F	7,676	472,490
Borr Drilling Ltd.(b)(c)	72,993	345,824
Borregaard ASA	18,401	174,811
BW LPG Ltd.(b)(c)(d)	14,211	64,520
BW Offshore Ltd.(b)	17,065	92,894
DNO ASA(b)	120,536	255,577
Entra ASA(d)	21,946	320,545
Europris ASA(d)	29,255	76,124
Evry AS(d)	27,412	108,843
Frontline Ltd./Bermuda(c)	14,110	71,872
Gaming Innovation Group Inc.(b)	72,855	36,663
Golden Ocean Group Ltd.(c)	15,512	143,177
Grieg Seafood ASA	9,212	109,507
Hoegh LNG Holdings Ltd.	8,579	50,754
Kongsberg Automotive ASA(b)	71,302	83,140
Kvaerner ASA(b)	23,910	43,082
Leroy Seafood Group ASA	55,101	433,920
Nordic Nanovector ASA(b)(c)	7,181	56,233
Nordic Semiconductor ASA(b)	22,467	135,398
Northern Drilling Ltd.(b)	12,846	114,785
Norway Royal Salmon ASA(c)	2,391	60,749
Norwegian Air Shuttle ASA(b)(c)	6,254	183,077
Norwegian Finans Holding ASA(b)	18,864	230,379
Norwegian Property ASA	32,247	45,517
Ocean Yield ASA	9,533	78,278
Odfjell Drilling Ltd.(b)	18,181	69,959
Otello Corp. ASA(b)	20,534	48,895
Petroleum Geo-Services ASA(b)	55,443	271,046
Protector Forsikring ASA(b)	11,802	89,088
REC Silicon ASA(b)(c)	371,676	37,226
Salmar ASA	9,302	475,187
Sbanken ASA(d)	14,478	140,385
Scatec Solar ASA(d)	13,167	101,492
Selvaag Bolig ASA	7,732	42,184
SpareBank 1 Nord Norge	17,435	132,678
Sparebank 1 Oestlandet	5,940	62,992
SpareBank 1 SMN	23,263	243,557
Stolt-Nielsen Ltd.	3,495	59,885
Storebrand ASA	86,222	735,299
Subsea 7 SA	48,050	697,398
TGS NOPEC Geophysical Co. ASA	18,974	724,279
Wallenius Wilhelmsen Logistics(b)	19,407	94,923
XXL ASA(d)	17,900	109,852

		9,037,183
Portugal — 0.7%
Altri SGPS SA	12,224	125,149

Security	Shares	Value

Portugal (continued)
Banco Comercial Portugues SA, Class R(b)(c)	1,700,463	$534,016
Corticeira Amorim SGPS SA	7,300	96,517
CTT-Correios de Portugal SA	25,021	88,003
Mota-Engil SGPS SA	14,176	47,521
Navigator Co. SA (The)	39,431	225,330
NOS SGPS SA	50,162	292,404
REN - Redes Energeticas Nacionais SGPS SA	62,753	184,001
Semapa-Sociedade de Investimento e Gestao	4,195	98,658
Sonae SGPS SA	136,141	154,911

		1,846,510
Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(a)(b)	60,000	—

Spain — 4.6%
Acciona SA(c)	4,249	365,508
Acerinox SA	31,094	450,222
Aedas Homes SAU(b)(d)	3,986	141,314
Almirall SA	11,410	163,407
Applus Services SA	23,454	339,736
Atresmedia Corp. de Medios de Comunicacion SA	15,920	124,802
Bolsas y Mercados Espanoles SHMSF SA	13,891	447,612
Cellnex Telecom SA(c)(d)	28,162	748,316
Cia. de Distribucion Integral Logista Holdings SA	9,541	226,172
Cie. Automotive SA	12,722	391,486
Codere SA/Spain(b)	10,210	101,184
Construcciones y Auxiliar de Ferrocarriles SA	3,407	151,482
Corp Financiera Alba SA	2,847	164,058
Distribuidora Internacional de Alimentacion SA(c)	96,944	216,990
Ebro Foods SA	13,637	295,186
eDreams ODIGEO SA(b)	11,451	51,784
Ence Energia y Celulosa SA	25,041	236,445
Ercros SA	19,173	109,520
Euskaltel SA(d)	17,148	159,609
Faes Farma SA	50,282	219,739
Fluidra SA	9,118	128,449
Fomento de Construcciones y Contratas SA(b)	14,447	187,969
Gestamp Automocion SA(d)	32,951	248,290
Global Dominion Access SA(b)(d)	19,371	101,313
Grupo Catalana Occidente SA	7,660	327,583
Indra Sistemas SA(b)	22,744	276,495
Inmobiliaria Colonial SOCIMI SA	48,194	519,628
Lar Espana Real Estate SOCIMI SA	17,510	186,437
Liberbank SA(b)	339,014	199,918
Masmovil Ibercom SA(b)	2,183	246,993
Mediaset Espana Comunicacion SA	30,601	241,181
Melia Hotels International SA	20,974	276,082
Merlin Properties SOCIMI SA	65,666	971,932
Metrovacesa SA(b)(d)	7,571	121,892
Miquel y Costas & Miquel SA	2,673	99,300
Neinor Homes SA(b)(c)(d)	14,157	268,343
NH Hotel Group SA	31,540	231,938
Obrascon Huarte Lain SA(c)	32,934	116,104
Papeles y Cartones de Europa SA	7,944	155,225
Pharma Mar SA(b)	32,174	58,425
Promotora de Informaciones SA, Class A(b)(c)	28,762	61,248
Prosegur Cia. de Seguridad SA	50,699	337,533
Realia Business SA(b)	48,048	59,929
Sacyr SA	61,423	196,200
Sacyr SA, New(b)	1,279	4,085
Talgo SA(d)	17,681	94,750

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Spain (continued)
Tecnicas ReunidasSA(c)	6,125	$207,114
Telepizza Group SA(d)	19,984	127,434
Tubacex SA(b)	22,469	82,813
Unicaja Banco SA(d)	158,039	267,015
Viscofan SA	7,360	508,083
Zardoya Otis SA	34,225	327,568

		12,341,841
Sweden — 9.4%
AAK AB	33,108	537,321
AcadeMedia AB(b)(d)	14,882	87,227
AF AB, Class B	12,156	302,428
Ahlsell AB(d)	58,456	342,957
Alimak Group AB(d)	9,127	151,449
Arjo AB, Class B	42,254	143,547
Attendo AB(d)	20,062	181,519
Avanza Bank Holding AB	4,191	193,177
Axactor AB(b)(c)	22,441	63,462
Axfood AB	19,813	401,715
Betsson AB	21,282	190,063
Bilia AB, Class A	14,604	124,823
BillerudKorsnas AB(c)	32,593	388,933
BioGaia AB, Class B	3,024	148,506
BiotageAB	9,777	123,067
Bonava AB, Class B	15,836	207,805
Bravida Holding AB(d)	38,324	305,753
Bufab AB	5,939	75,568
Bure Equity AB	9,684	114,622
Byggmax Group AB(c)	10,754	51,343
Camurus AB(b)(c)	3,120	33,698
Capio AB(d)	21,870	130,674
Castellum AB	48,713	879,562
Catena Media PLC(b)	6,173	81,566
Cherry AB, Class B(b)	9,206	66,322
Clas Ohlson AB, Class B(c)	6,585	58,044
Cloetta AB, Class B	41,365	131,629
Collector AB(b)	5,609	46,345
Com Hem Holding AB	27,052	483,987
D. Carnegie & Co. AB(b)	6,062	113,147
Dios Fastigheter AB	16,095	102,854
Dometic Group AB(d)	54,740	532,663
Dustin Group AB(d)	9,811	101,052
Elanders AB, Class B	3,043	27,429
Elekta AB, Class B	67,294	945,473
Eltel AB(b)(c)(d)	24,480	66,030
Evolution GamingGroup AB(d)	3,982	321,314
FabegeAB	49,682	704,076
Fastighets AB Balder, Class B(b)	19,088	555,703
Getinge AB, Class B	41,771	450,676
Granges AB	13,887	174,011
Haldex AB	6,749	71,587
Hansa Medical AB(b)	5,192	127,044
Hemfosa Fastigheter AB	28,510	391,639
Hexpol AB	48,032	516,588
Hoist Finance AB(d)	12,540	97,619
Holmen AB, Class B	19,020	424,016
Hufvudstaden AB, Class A	20,633	319,362
Humana AB	4,888	32,488
Indutrade AB	16,742	440,531
Intrum AB(c)	14,247	383,799
Investment AB Oresund(b)	5,025	83,268

Security	Shares	Value
Sweden (continued)
Inwido AB	10,648	$78,710
ITAB Shop Concept AB, Class B	6,774	23,784
JM AB	13,203	243,653
Kindred Group PLC	41,821	540,460
Klovern AB, Class B	108,436	142,910
Kungsleden AB	34,333	277,234
LeoVegas AB(d)	11,298	93,866
Lindab International AB	12,246	83,623
Loomis AB, Class B	13,101	411,226
Mekonomen AB(c)	4,326	77,396
Modern Times Group MTG AB, Class B	10,004	367,754
Munters Group AB(c)(d)	11,874	53,785
Mycronic AB(c)	12,792	130,518
NCC AB, Class B	15,961	258,128
NetEnt AB	34,967	149,872
New Wave Group AB, Class B	8,582	51,864
Nibe Industrier AB, Class B	56,743	638,432
Nobia AB	22,385	168,527
Nobina AB(d)	16,292	113,106
Nolato AB, Class B	3,691	331,018
Oncopeptides AB(b)(d)	4,006	75,592
Pandox AB	14,630	275,065
Paradox Interactive AB(c)	3,870	84,830
Peab AB	32,953	265,715
Probi AB(b)(c)	1,250	47,800
Radisson Hospitality AB(b)	9,700	39,632
Ratos AB, Class B	39,905	148,601
RaySearch Laboratories AB(b)	4,168	54,741
Recipharm AB, Class B(b)	8,766	160,025
Resurs Holding AB(d)	19,826	154,112
Saab AB, Class B	11,686	539,310
SAS AB(b)	37,564	73,832
Scandi Standard AB	8,431	54,214
Scandic Hotels Group AB(d)	12,165	127,236
SkiStar AB	3,728	87,191
SSAB AB, Class A	40,837	201,477
SSAB AB, Class B	108,073	428,895
Starbreeze AB(b)	46,210	47,280
Stillfront Group AB(b)	2,644	66,201
Storytel AB(b)	4,320	71,192
Svenska Cellulosa AB SCA, Class B	110,769	1,147,962
Sweco AB, Class B	13,650	367,250
Swedish Orphan Biovitrum AB(b)	30,137	815,631
Thule Group AB(d)	19,179	448,777
Tobii AB(b)(c)	14,233	63,077
Trelleborg AB, Class B	44,234	921,274
Troax Group AB	2,296	78,393
Vitrolife AB	12,451	162,281
Volati AB	5,491	26,560
Wallenstam AB, Class B	32,772	337,173
WihlborgsFastigheter AB	26,016	309,946

		24,946,612
Switzerland — 7.4%
Allreal Holding AG,Registered	2,565	399,518
ALSO Holding AG,Registered	1,050	114,970
APGSGA SA	296	105,244
Arbonia AG(b)	8,281	140,526
Aryzta AG(b)(c)	17,329	245,144
Ascom Holding AG, Registered	6,242	113,491
Autoneum Holding AG	499	114,216

44	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland (continued)
Bachem Holding AG, Class B, Registered	926	$130,950
Banque Cantonale Vaudoise, Registered	547	409,421
Basilea Pharmaceutica AG, Registered(b)	2,036	134,808
Bell Food Group AG, Registered(b)	394	115,215
BKW AG	3,199	215,852
Bobst Group SA Registered, Registered	1,594	147,807
Bossard Holding AG, Class A, Registered	1,178	236,314
Bucher Industries AG, Registered	1,217	395,586
Burckhardt Compression Holding AG	564	205,091
Burkhalter Holding AG	696	61,515
Cembra Money Bank AG	5,373	493,339
Comet Holding AG, Registered(c)	1,268	125,263
Conzzeta AG,Registered	255	278,697
Daetwyler Holding AG, Bearer	1,381	254,997
dormakaba Holding AG, Class B	584	374,586
EDAG Engineering Group AG	1,810	37,061
EFG International AG	16,277	121,502
Emmi AG,Registered	403	330,338
Feintool International Holding AG, Registered(c)	344	38,570
Flughafen Zurich AG, Registered	3,582	751,135
Forbo Holding AG, Registered	218	345,497
Galenica AG(d)	8,926	510,315
GAM Holding AG	29,348	297,334
Georg Fischer AG, Registered	747	964,309
Gurit Holding AG, Bearer	67	58,473
Helvetia Holding AG, Registered	1,259	745,226
Huber & Suhner AG, Registered	2,344	142,061
Idorsia Ltd.(b)	13,103	325,854
Implenia AG, Registered	2,877	227,835
Inficon Holding AG, Registered	322	151,047
Interroll Holding AG, Registered	114	203,818
Intershop Holdings AG	188	95,899
Investis Holding SA	575	34,500
Kardex AG Bearer, Registered	1,135	174,263
Komax Holding AG, Registered(c)	668	187,310
Kudelski SA, Bearer(c)	6,785	65,588
Landis+Gyr Group AG(c)	4,905	313,375
LEM Holding SA, Registered	88	120,000
Leonteq AG(b)(c)	1,874	104,206
Logitech International SA, Registered	28,648	1,262,248
Meyer Burger Technology AG(b)(c)	108,488	76,490
Mobilezone Holding AG, Registered	5,724	59,668
Mobimo Holding AG, Registered	1,143	284,018
Molecular Partners AG(b)(c)	2,032	41,461
OC Oerlikon Corp. AG, Registered	37,995	591,417
Orascom Development Holding AG(b)	2,204	31,279
Oriflame Holding AG	7,751	258,292
Orior AG	896	77,291
Panalpina Welttransport Holding AG, Registered(c)	1,976	282,229
PSP Swiss Property AG,Registered	7,653	721,237
Rieter Holding AG, Registered(c)	615	93,803
Schmolz + Bickenbach AG, Registered(b)	78,451	64,504
Schweiter Technologies AG, Bearer	188	206,610
SFS Group AG	3,116	369,514
Siegfried Holding AG, Registered	719	310,477
St Galler Kantonalbank AG, Class A, Registered	464	238,562
Sulzer AG, Registered	2,578	316,391
Sunrise Communications Group AG(d)	6,171	543,858
Swissquote Group Holding SA, Registered	1,616	106,101
Tecan Group AG, Registered	2,094	531,749

Security	Shares	Value
Switzerland (continued)
u-blox Holding AG	1,278	$237,527
Valiant Holding AG, Registered	2,919	311,950
Valora Holding AG, Registered	604	185,776
VAT Group AG(d)	4,939	650,052
Vontobel Holding AG, Registered	4,731	328,542
VZ Holding AG	535	170,497
Ypsomed Holding AG, Registered(c)	686	101,237
Zehnder Group AG, Registered	1,786	77,754
Zur Rose Group AG(b)	858	108,333

		19,796,933
United Kingdom — 32.6%
888 Holdings PLC	68,649	224,406
AA PLC	110,102	161,758
Abcam PLC	33,636	652,124
Acacia Mining PLC(b)	29,818	47,836
accesso Technology Group PLC(b)	4,581	162,547
Advanced Medical Solutions Group PLC	34,888	164,981
Aggreko PLC	47,831	466,301
Alfa Financial Software Holdings PLC(b)(d)	16,646	35,810
Alliance Pharma PLC	60,592	74,077
Allied Minds PLC(b)(c)	38,134	42,519
AO World PLC(b)(c)	45,434	84,868
Arrow Global Group PLC	33,199	111,267
Ascential PLC	71,722	395,142
Ashmore Group PLC	73,777	352,849
ASOS PLC(b)	9,972	794,003
Assura PLC	446,260	331,326
AVEVA Group PLC	11,894	410,332
B&M European Value Retail SA	164,571	890,921
Bakkavor Group PLC(b)(d)	25,294	62,046
Balfour Beatty PLC	123,501	475,639
Bank of Georgia Group PLC	6,922	165,727
BBA Aviation PLC	189,750	871,166
Beazley PLC	97,968	720,939
Bellway PLC	22,950	878,153
Biffa PLC(d)	45,732	138,575
Big Yellow Group PLC	27,834	347,405
Blue Prism Group PLC(b)	9,047	212,189
Bodycote PLC	35,432	464,780
boohoo Group PLC(b)	137,827	363,759
Bovis Homes Group PLC	25,504	385,902
Brewin Dolphin Holdings PLC	55,524	255,646
Britvic PLC	49,739	524,571
BTG PLC(b)	56,039	390,334
Burford Capital Ltd.	36,393	877,434
Cairn Energy PLC(b)	107,872	345,546
Capita PLC	307,799	654,084
Capital & Counties Properties PLC(c)	132,832	479,864
Capital & Regional PLC	71,049	44,223
Card Factory PLC	59,637	165,063
Centamin PLC	214,295	334,511
Central Asia Metals PLC	28,491	89,882
Charter Court Financial Services Group PLC(b)(d)	21,637	96,117
Chemring Group PLC	51,057	153,036
Cineworld Group PLC	174,903	621,753
Civitas Social Housing PLC	61,063	83,704
Clinigen Healthcare Ltd., NVS(b)	20,335	268,345
Close Brothers Group PLC	28,901	602,025
CMC Markets PLC(d)	20,810	53,776
Coats Group PLC	258,273	281,196

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Cobham PLC(b)	436,909	$716,681
Computacenter PLC	13,168	270,497
Conviviality PLC, NVS(a)(b)	27,903	—
Costain Group PLC	19,226	110,084
Countryside Properties PLC(d)	74,005	325,011
Countrywide PLC(b)	30,081	19,197
Crest Nicholson Holdings plc	46,878	234,162
CVS Group PLC(c)	12,677	188,241
CYBG PLC(c)	161,686	732,989
Daily Mail & General Trust PLC, Class A, NVS	53,460	522,791
Dairy Crest Group PLC	27,231	173,243
Dart Group PLC	17,709	213,830
De La Rue PLC	18,718	124,240
Debenhams PLC(c)	212,191	33,429
Dechra Pharmaceuticals PLC	18,723	733,359
Derwent London PLC	19,278	789,742
DFS Furniture PLC	38,688	104,035
Dialog Semiconductor PLC(b)(c)	13,922	241,654
Dignity PLC	9,746	129,377
Diploma PLC	20,923	361,186
Dixons Carphone PLC	179,204	415,841
Domino’s Pizza Group PLC	90,649	375,039
Drax Group PLC	75,156	358,656
DS Smith PLC	249,590	1,650,095
Dunelm Group PLC	19,600	134,851
EI Group PLC(b)	88,836	178,292
Electrocomponents PLC	81,232	764,647
Elementis PLC	85,764	292,728
EMIS Group PLC	9,918	118,651
Empiric Student Property PLC	109,948	137,013
EnQuest PLC(b)(c)	203,421	96,328
Entertainment One Ltd.	65,467	307,781
Equiniti Group PLC(d)	66,284	186,069
Essentra PLC	48,631	306,966
esure Group PLC	53,526	143,234
Evraz PLC	65,928	481,700
Faroe Petroleum PLC(b)	57,528	106,100
Ferrexpo PLC	53,913	137,976
Fevertree Drinks PLC	18,024	814,501
FirstGroup PLC(b)	219,784	254,570
FLEX LNG Ltd.(b)(c)	32,336	48,619
Forterra PLC(d)	38,537	150,642
Frontier Developments PLC(b)	3,231	47,892
Galliford Try PLC	20,437	249,987
Games Workshop Group PLC	5,467	214,782
GB Group PLC	24,944	176,690
GCP Student Living PLC	64,499	126,233
Genus PLC	11,159	419,813
Georgia Capital PLC(b)	7,120	92,313
Go-Ahead Group PLC (The)	7,917	160,139
Gocompare.Com Group PLC	53,589	85,479
Grainger PLC	77,120	309,961
Great Portland Estates PLC	46,541	437,058
Greencore Group PLC	131,201	305,139
Greene King PLC	57,287	386,853
Greggs PLC	18,971	262,290
Gulf Keystone Petroleum Ltd.(b)	42,306	142,622
Halfords Group PLC	36,422	156,134
Halma PLC	70,091	1,293,623
Hansteen Holdings PLC	75,253	108,584

Security	Shares	Value

United Kingdom (continued)
Hastings Group Holdings PLC(d)	58,588	$191,364
Hays PLC	258,182	672,938
Helical PLC	18,262	76,657
Hikma Pharmaceuticals PLC	26,688	574,481
Hill & Smith Holdings PLC	14,517	286,973
Hiscox Ltd.	52,483	1,100,137
Hochschild Mining PLC	46,209	105,773
HomeServe PLC	54,914	728,979
Hostelworld Group PLC(d)	17,586	67,129
Hotel Chocolat Group Ltd	7,247	32,321
Howden Joinery Group PLC	113,850	712,515
Hunting PLC(b)	26,401	270,819
Hurricane Energy PLC(b)	268,446	176,419
Ibstock PLC(d)	75,158	242,134
IG Group Holdings PLC	68,014	821,246
IMI PLC	49,723	810,084
Inchcape PLC	77,255	714,949
Indivior PLC(b)	131,919	529,171
Inmarsat PLC	83,803	626,154
IntegraFin Holdings PLC(b)	33,417	164,380
Intermediate Capital Group PLC	54,042	752,848
International Personal Finance PLC	42,959	135,356
Intu Properties PLC	162,093	371,244
iomart Group PLC	13,846	71,197
IQE PLC(b)(c)	132,472	171,859
ITE Group PLC(c)	134,802	146,766
IWG PLC	124,768	496,558
J D Wetherspoon PLC	12,658	202,404
JD Sports Fashion PLC	80,275	492,702
John Laing Group PLC(d)	89,998	344,248
John Menzies PLC	13,665	116,154
JPJ Group PLC(b)	10,550	137,698
Jupiter Fund Management PLC	80,705	463,688
Just Eat PLC(b)	99,897	1,039,147
Just Group PLC	175,480	249,291
Kainos Group PLC	13,303	64,566
KAZ Minerals PLC(b)	45,433	504,427
KCOM Group PLC	91,600	112,106
Keller Group PLC	13,216	186,883
Keywords Studios PLC	9,653	231,214
Kier Group PLC	18,574	235,604
Lancashire Holdings Ltd.	35,203	264,597
Learning Technologies Group PLC	55,668	74,118
LondonMetric Property PLC	128,501	317,232
Lookers PLC	58,576	80,679
Majestic Wine PLC	9,789	57,526
Man Group PLC	299,908	682,557
Marshalls PLC	38,284	217,449
Marston’s PLC	122,090	151,423
McCarthy & Stone PLC(d)	89,442	127,064
Metro Bank PLC(b)	16,023	672,582
Mitchells & Butlers PLC	40,772	135,418
Mitie Group PLC	66,134	133,424
Moneysupermarket.com Group PLC	98,242	404,778
Morgan Advanced Materials PLC	48,586	227,398
Morgan Sindall Group PLC	6,622	122,478
N Brown Group PLC	28,421	54,132
National Express Group PLC	85,130	451,814
NCC Group PLC	53,583	154,492
NewRiver REIT PLC	55,871	200,811

46	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
NEX Group PLC	59,610	$789,754
Northgate PLC	25,987	148,967
Nostrum Oil & Gas PLC(b)(c)	15,564	40,832
Numis Corp. PLC	11,509	64,237
Ocado Group PLC(b)	97,753	1,418,197
On the Beach Group PLC(d)	20,577	119,709
OneSavings Bank PLC	39,905	227,703
Ophir Energy PLC(b)	129,253	73,414
Oxford Biomedica PLC(b)	8,992	104,978
Oxford Instruments PLC	10,401	130,159
P2P Global Investments PLC/Fund	15,710	165,891
Pagegroup PLC	60,329	473,633
Paragon Banking Group PLC	49,499	323,353
Patisserie Holdings PLC(c)	8,528	48,438
Pendragon PLC	263,580	80,733
Pennon Group PLC	76,965	758,605
Petra Diamonds Ltd.(b)(c)	157,802	95,426
Petrofac Ltd.	48,145	387,388
Pets at Home Group PLC(c)	93,462	142,337
Phoenix Group Holdings	99,674	900,850
Photo-Me International PLC	48,656	70,973
Playtech PLC	56,239	396,743
Plus500 Ltd.	14,736	358,764
Polypipe Group PLC	38,070	187,568
Premier Foods PLC(b)(c)	121,220	65,433
Premier Oil PLC(b)(c)	138,728	232,930
Primary Health Properties PLC(c)	136,532	202,737
Provident Financial PLC(b)	47,028	413,316
Purplebricks Group PLC(b)(c)	39,992	147,306
PZ Cussons PLC	53,732	164,225
QinetiQ Group PLC	104,928	372,452
Quilter PLC(b)(d)	348,261	706,719
Rathbone Brothers PLC	8,780	282,862
RDI REIT PLC	250,537	116,997
Redde PLC	55,970	121,728
Redrow PLC	44,072	310,448
Regional REIT Ltd.(d)	47,067	58,344
Renewi PLC	140,557	129,063
Renishaw PLC	6,827	489,856
Rentokil Initial PLC	336,985	1,499,843
Restaurant Group PLC (The)	36,664	127,449
Restore PLC	19,747	129,516
Rightmove PLC	16,703	1,067,244
Rotork PLC	160,022	755,462
RPC Group PLC	74,734	798,768
RPS Group PLC	41,012	132,073
Sabre Insurance Group PLC(b)(d)	34,596	126,160
SafeCharge International Group Ltd.(c)	9,506	40,900
Safestore Holdings PLC	38,693	284,231
Saga PLC	207,819	338,578
Sanne Group PLC	25,017	231,681
Savills PLC	26,230	304,848
Scapa Group PLC	26,514	150,735
Schroder REIT Ltd.	95,129	78,241
Senior PLC	77,578	322,792
Serco Group PLC(b)(c)	209,646	278,028
Shaftesbury PLC	31,430	384,248
SIG PLC	103,925	165,497
Sirius Minerals PLC(b)(c)	741,704	353,952
Smart Metering Systems PLC	19,222	158,347

Security	Shares	Value

United Kingdom (continued)
Soco International PLC	36,766	$46,202
Softcat PLC	19,873	210,633
SolGold PLC(b)(c)	150,158	45,303
Sophos Group PLC(d)	60,529	383,338
Sound Energy PLC(b)(c)	132,493	73,099
Spectris PLC	21,917	665,554
Spirax-Sarco Engineering PLC	13,608	1,239,704
Spire Healthcare Group PLC(d)	50,185	163,259
Sports Direct International PLC(b)	40,281	218,488
SSP Group PLC	85,413	763,668
St. Modwen Properties PLC	34,812	184,942
Staffline Group PLC	3,578	51,252
Stagecoach Group PLC	79,185	165,778
Stallergenes Greer PLC(b)	712	22,743
Standard Life Investment Property Income Trust Ltd.	67,342	82,947
Stobart Group Ltd.	58,378	179,957
Stock Spirits Group PLC	33,100	93,785
Superdry PLC	9,789	159,739
Synthomer PLC	50,298	349,026
TalkTalk Telecom Group PLC(c)	128,617	193,514
Tate & Lyle PLC	85,487	699,739
Ted Baker PLC	5,269	152,470
Telecom Plus PLC	12,164	164,667
Telford Homes PLC	12,264	65,958
Thomas Cook Group PLC	252,970	318,228
TORM PLC(c)	6,149	47,803
TP ICAP PLC	101,768	373,784
Tritax Big Box REIT PLC	256,958	513,350
Tullow Oil PLC(b)	254,816	757,088
Ultra Electronics Holdings PLC	14,394	311,731
UNITE Group PLC (The)	49,503	568,836
Vectura Group PLC(b)(c)	111,886	117,413
Vedanta Resources PLC	14,796	159,151
Vesuvius PLC	40,139	334,079
Victoria PLC(b)	17,509	189,711
Victrex PLC	15,905	658,031
Virgin Money Holdings UK PLC	53,449	277,993
Watkin Jones PLC	32,834	84,676
WH Smith PLC	20,767	524,392
William Hill PLC	156,684	611,453
Workspace Group PLC	22,694	323,290

		86,829,086

Total Common Stocks — 99.4% (Cost: $243,926,774)		264,648,910

Preferred Stocks

Germany — 0.3%
Biotest AG, Preference Shares, NVS	3,615	104,263
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	1,378	105,849
Jungheinrich AG, Preference Shares, NVS	9,063	333,819
Sixt SE, Preference Shares, NVS	3,047	254,195
STO SE & Co. KGaA, Preference Shares, NVS	470	60,492

		858,618
Italy —0.1%
Buzzi Unicem SpA, Preference Shares	7,474	93,046

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) July 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Danieli & C Officine Meccaniche SpA RSP, Preference Shares, NVS	7,087	$124,382

		217,428

Total Preferred Stocks — 0.4% (Cost: $987,792)		1,076,046

Short-Term Investments

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(e)(f)(g)	19,587,339	19,593,215
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(e)(f)	115,674	115,674

		19,708,889

Total Short-Term Investments — 7.4% (Cost: $19,704,384)		19,708,889

Total Investments in Securities — 107.2% (Cost: $264,618,950)		285,433,845

Other Assets, Less Liabilities — (7.2)%		(19,062,947)

Net Assets — 100.0%		$266,370,898

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	11,893,708	7,693,631	19,587,339	$19,593,215	$525,948	(b)	$(3,159)	$3,395
BlackRock Cash Funds: Treasury, SL Agency Shares	65,262	50,412	115,674	115,674	2,524		—	—

				$19,708,889	$528,472		$(3,159)	$3,395

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$264,550,852	$97,946	$112	$264,648,910
Preferred Stocks	1,076,046	—	—	1,076,046
Money Market Funds	19,708,889	—	—	19,708,889

	$285,335,787	$97,946	$112	$285,433,845

See notes to financial statements.

48	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities July 31, 2018

	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF	iShares Edge MSCI Min Vol EAFE ETF	iShares Edge MSCI Min Vol Europe Currency Hedged ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$—	$—	$8,791,768,084	$—
Affiliated(c)	1,532,518	11,267,192	66,586,040	2,555,964
Cash pledged:
Futures contracts	—	—	2,641,000	—
Foreign currency, at value(d)	—	—	12,585,639	—
Receivables:
Investments sold	30,117	24,352	—	11,958
Securities lending income — Affiliated	—	27	57,799	—
Dividends	3	12	20,619,555	2
Tax reclaims	—	—	16,751,293	—
Foreign withholding tax claims	—	—	255,893	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	4,303	130,359	—	5,180

Total assets	1,566,941	11,421,942	8,911,265,303	2,573,104

LIABILITIES
Collateral on securities loaned, at value	—	—	57,450,368	—
Payables:
Variation margin on futures contracts	—	—	11,622	—
Investment advisory fees	52	330	1,485,317	64
Professional fees	—	—	2,559	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	35,801	143,274	—	19,851

Total liabilities	35,853	143,604	58,949,866	19,915

NET ASSETS	$1,531,088	$11,278,338	$8,852,315,437	$2,553,189

NET ASSETS CONSIST OF:
Paid-in capital	$1,449,189	$10,091,862	$8,315,307,179	$2,579,178
Undistributed net investment income	—	—	4,956,868	—
Accumulated net realized gain (loss)	38,694	(117,619)	(239,908,014)	(152,304)
Net unrealized appreciation	43,205	1,304,095	771,959,404	126,315

NET ASSETS	$1,531,088	$11,278,338	$8,852,315,437	$2,553,189

Shares outstanding	50,000	400,000	121,400,000	100,000

Net asset value	$30.62	$28.20	$72.92	$25.53

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$54,728,734	$—
(b) Investments, at cost — Unaffiliated	$—	$—	$8,019,266,405	$—
(c) Investments, at cost — Affiliated	$1,457,815	$9,950,182	$66,572,337	$2,414,978
(d) Foreign currency, at cost	$—	$—	$12,613,338	$—
See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Assets and Liabilities (continued) July 31, 2018

	iShares Edge MSCI Min Vol Europe ETF	iShares MSCI Europe Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$29,068,978	$265,724,956
Affiliated(c)	6,216	19,708,889
Foreign currency, at value(d)	21,276	187,137
Receivables:
Investments sold	—	2,259
Securities lending income — Affiliated	271	59,952
Dividends	65,274	204,297
Tax reclaims	99,267	165,722

Total assets	29,261,282	286,053,212

LIABILITIES
Collateral on securities loaned, at value	—	19,592,021
Payables:
Investments purchased	—	615
Investment advisory fees	6,140	89,678

Total liabilities	6,140	19,682,314

NET ASSETS	$29,255,142	$266,370,898

NET ASSETS CONSIST OF:
Paid-in capital	$31,631,114	$250,321,365
Undistributed net investment income	17,906	24,006
Accumulated net realized loss	(2,855,182)	(4,786,847)
Net unrealized appreciation	461,304	20,812,374

NET ASSETS	$29,255,142	$266,370,898

Shares outstanding	1,150,000	4,650,000

Net asset value	$25.44	$57.28

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$—	$18,410,035
(b) Investments, at cost — Unaffiliated	$28,607,049	$244,914,566
(c) Investments, at cost — Affiliated	$6,216	$19,704,384
(d) Foreign currency, at cost	$21,244	$187,073

See notes to financial statements.

50	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations Year Ended July 31, 2018

	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF	iShares Edge MSCI Min Vol EAFE ETF	iShares Edge MSCI Min Vol Europe Currency Hedged ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$—	$282,225,921	$—
Dividends —Affiliated	79,422	428,495	168,150	75,573
Securities lending income — Affiliated — net	2,714	1,030	399,781	1,286
Foreign taxes withheld	—	—	(20,578,098)	—

Total investment income	82,136	429,525	262,215,754	76,859

EXPENSES
Investment advisory fees	12,045	65,554	25,594,680	8,179

Total expenses	12,045	65,554	25,594,680	8,179

Less:
Investment advisory fees waived	(11,205)	(60,379)	(9,006,580)	(7,303)

Total expenses after fees waived	840	5,175	16,588,100	876

Net investment income	81,296	424,350	245,627,654	75,983

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	—	—	100,678,418	—
Investments — Affiliated	13,668	63,637	130	7,442
In-kind redemptions — Unaffiliated	—	—	5,828,688	—
In-kind redemptions — Affiliated	316,465	1,165,774	—	135,290
Futures contracts	—	—	(41,750)	—
Forward foreign currency exchange contracts	72,156	140,635	—	22,589
Foreign currency transactions	—	—	(1,054,830)	—

Net realized gain	402,289	1,370,046	105,410,656	165,321

Net change in unrealized appreciation/depreciation on:
Investments — Unaffiliated	—	—	144,177,877	—
Investments —Affiliated	(157,525)	(612,300)	10,085	(64,404)
Futures contracts	—	—	(282,179)	—
Forward foreign currency exchange contracts	6,928	332,590	—	71,391
Foreign currency translations	—	—	(938,944)	—

Net change in unrealized appreciation/depreciation	(150,597)	(279,710)	142,966,839	6,987

Net realized and unrealized gain	251,692	1,090,336	248,377,495	172,308

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$332,988	$1,514,686	$494,005,149	$248,291

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Operations (continued) Year Ended July 31, 2018

	iShares Edge MSCI Min Vol Europe ETF	iShares MSCI Europe Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,237,779	$6,730,053
Dividends — Affiliated	301	2,524
Securities lending income — Affiliated — net	1,822	525,948
Foreign taxes withheld	(138,977)	(548,632)

Total investment income	1,100,925	6,709,893

EXPENSES
Investment advisory fees	86,298	879,832

Total expenses	86,298	879,832

Net investment income	1,014,627	5,830,061

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(775,097)	(484,503)
Investments —Affiliated	70	(3,159)
In-kind redemptions — Unaffiliated	1,047,762	5,593,417
Foreign currency transactions	(7,112)	(76,880)

Net realized gain	265,623	5,028,875

Net change in unrealized appreciation/depreciation on:
Investments — Unaffiliated	126,984	3,326,629
Investments —Affiliated	—	3,395
Foreign currency translations	(5,285)	(7,561)

Net change in unrealized appreciation/depreciation	121,699	3,322,463

Net realized and unrealized gain	387,322	8,351,338

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,401,949	$14,181,399

See notes to financial statements.

52	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI Europe Small-Cap ETF		iShares Edge MSCI Min Vol EAFE Currency Hedged ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$81,296	$25,181	$424,350	$646,522
Net realized gain (loss)	402,289	21,436	1,370,046	(6,782)
Net change in unrealized appreciation/depreciation	(150,597)	223,834	(279,710)	1,147,307

Net increase in net assets resulting from operations	332,988	270,451	1,514,686	1,787,047

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(81,447)	(25,081)	(424,755)	(646,942)
From net realized gain	—	(111,730)	—	(86,454)

Decrease in net assets resulting from distributions to shareholders	(81,447)	(136,811)	(424,755)	(733,396)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(124,020)	—	(8,242,629)	8,603,195

NET ASSETS
Total increase (decrease) in net assets	127,521	133,640	(7,152,698)	9,656,846
Beginning of year	1,403,567	1,269,927	18,431,036	8,774,190

End of year	$1,531,088	$1,403,567	$11,278,338	$18,431,036

Undistributed net investment income included in net assets at end of year	$—	$100	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets (continued)

	iShares Edge MSCI Min Vol EAFE ETF		iShares Edge MSCI Min Vol Europe Currency Hedged ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$245,627,654	$213,601,405	$75,983	$114,276
Net realized gain (loss)	105,410,656	(155,151,775)	165,321	(52,526)
Net change in unrealized appreciation/depreciation	142,966,839	291,002,498	6,987	201,151

Net increase in net assets resulting from operations	494,005,149	349,452,128	248,291	262,901

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(220,815,666)	(279,949,104)	(76,047)	(114,422)
From net realized gain	—	—	—	(266,149)
Return of capital	—	—	—	(85)

Decrease in net assets resulting from distributions to shareholders	(220,815,666)	(279,949,104)	(76,047)	(380,656)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,340,798,903	(778,933,586)	(1,241,764)	—

NET ASSETS
Total increase (decrease) in net assets	1,613,988,386	(709,430,562)	(1,069,520)	(117,755)
Beginning of year	7,238,327,051	7,947,757,613	3,622,709	3,740,464

End of year	$8,852,315,437	$7,238,327,051	$2,553,189	$3,622,709

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$4,956,868	$(18,564,686)	$—	$—

See notes to financial statements.

54	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Edge MSCI Min Vol Europe ETF		iShares MSCI Europe Small-Cap ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,014,627	$1,089,792	$5,830,061	$2,105,681
Net realized gain	265,623	430,216	5,028,875	413,759
Net change in unrealized appreciation/depreciation	121,699	1,276,144	3,322,463	19,577,975

Net increase in net assets resulting from operations	1,401,949	2,796,152	14,181,399	22,097,415

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,096,942)	(1,091,822)	(6,093,942)	(2,027,256)

Decrease in net assets resulting from distributions to shareholders	(1,096,942)	(1,091,822)	(6,093,942)	(2,027,256)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(7,160,116)	(1,723,457)	96,637,422	82,130,393

NET ASSETS
Total increase (decrease) in net assets	(6,855,109)	(19,127)	104,724,879	102,200,552
Beginning of year	36,110,251	36,129,378	161,646,019	59,445,467

End of year	$29,255,142	$36,110,251	$266,370,898	$161,646,019

Undistributed net investment income included in net assets at end of year	$17,906	$88,963	$24,006	$199,892

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Financial Highlights (For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Europe Small-Cap ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Period From 10/29/15(a) to 07/31/16

Net asset value, beginning of period	$28.07	$25.40	$24.98

Net investment income(b)	0.87	0.50	0.47
Net realized and unrealized gain(c)	2.49	4.91	0.40

Net increase from investment operations	3.36	5.41	0.87

Distributions(d)
From net investment income	(0.81)	(0.50)	(0.45)
From net realized gain	—	(2.24)	—

Total distributions	(0.81)	(2.74)	(0.45)

Net asset value, end of period	$30.62	$28.07	$25.40

Total Return
Based on net asset value	12.07%	23.55%	3.53	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.43%	0.43%	0.43	%(g)

Total expenses after fees waived(f)	0.03%	0.03%	0.03	%(g)

Net investment income	2.90%	1.91%	2.57	%(g)

Supplemental Data
Net assets, end of period (000)	$1,531	$1,404	$1,270

Portfolio turnover rate(h)(i)	12%	10%	9	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Period From 10/29/15(a) to 07/31/16

Net asset value, beginning of period	$ 26.33	$ 25.07	$ 25.01

Net investment income(b)	0.67	1.18	0.64
Net realized and unrealized gain(c)	1.90	1.38	0.05

Net increase from investment operations	2.57	2.56	0.69

Distributions(d)
From net investment income	(0.70)	(1.08)	(0.63)
From net realized gain	—	(0.22)	—
Return of capital	—	—	(0.00	)(e)

Total distributions	(0.70)	(1.30)	(0.63)

Net asset value, end of period	$28.20	$26.33	$25.07

Total Return
Based on net asset value	9.85%	10.59%	2.82	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.38%	0.38%	0.38	%(h)

Total expenses after fees waived(g)	0.03%	0.03%	0.03	%(h)

Net investment income	2.46%	4.60%	3.43	%(h)

Supplemental Data
Net assets, end of period (000)	$11,278	$18,431	$8,774

Portfolio turnover rate(i)(j)	8%	10%	7	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol EAFE ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of year	$70.34	$67.93	$67.51	$64.98	$58.54

Net investment income(a)	2.15	2.04	2.09	2.13	2.47
Net realized and unrealized gain(b)	2.28	3.18	0.00 (c)	2.17	6.12

Net increase from investment operations	4.43	5.22	2.09	4.30	8.59

Distributions(d)
From net investment income	(1.85)	(2.81)	(1.67)	(1.77)	(2.15)

Total distributions	(1.85)	(2.81)	(1.67)	(1.77)	(2.15)

Net asset value, end of year	$72.92	$70.34	$67.93	$67.51	$64.98

Total Return
Based on net asset value	6.36%	8.09%	3.19%	6.80%	14.83%

Ratios to Average Net Assets
Total expenses	0.31%	0.32%	0.32%	0.33%	0.33%

Total expenses after fees waived	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.32%	N/A	N/A	N/A

Net investment income	2.96%	3.09%	3.19%	3.26%	3.97%

Supplemental Data
Net assets, end of year (000)	$8,852,315	$7,238,327	$7,947,758	$3,017,737	$1,247,523

Portfolio turnover rate(e)	23%	28%	22%	23%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Rounds to less than $0.01.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Europe Currency Hedged ETF
	Year Ended 07/31/18	Year Ended 07/31/17		Period From 10/29/15(a) to 07/31/16

Net asset value, beginning of period	$24.15	$24.94		$25.10

Net investment income(b)	0.64	0.76		0.94
Net realized and unrealized gain (loss)(c)	1.50	0.99		(0.12)

Net increase from investment operations	2.14	1.75		0.82

Distributions(d)
From net investment income	(0.76)	(0.76)		(0.98)
From net realized gain	—	(1.78)		—
Return of capital	—	(0.00	)(e)	—

Total distributions	(0.76)	(2.54)		(0.98)

Net asset value, end of period	$25.53	$24.15		$24.94

Total Return
Based on net asset value	9.00%	8.31%		3.35	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.28%	0.28%		0.28	%(h)

Total expenses after fees waived(g)	0.03%	0.03%		0.03	%(h)

Net investment income	2.60%	3.17%		5.08	%(h)

Supplemental Data
Net assets, end of period (000)	$2,553	$3,623		$3,740

Portfolio turnover rate(i)(j)	10%	11%		12	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Europe ETF

	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Period From 06/03/14(a) to 07/31/14

Net asset value, beginning of period	$ 24.90	$ 23.31	$ 24.69	$ 24.72	$ 25.06

Net investment income(b)	0.74	0.72	0.81	0.90	0.08
Net realized and unrealized gain (loss)(c)	0.56	1.61	(1.55)	(0.26)	(0.42)

Net increase (decrease) from investment operations	1.30	2.33	(0.74)	0.64	(0.34)

Distributions(d)
From net investment income	(0.76)	(0.74)	(0.64)	(0.67)	—

Total distributions	(0.76)	(0.74)	(0.64)	(0.67)	—

Net asset value, end of period	$ 25.44	$ 24.90	$ 23.31	$ 24.69	$ 24.72

Total Return
Based on net asset value	5.35%	10.29%	(2.98)%	2.70%	(1.36	)%(e)

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25	%(f)

Net investment income	2.94%	3.15%	3.46%	3.71%	2.11	%(f)

Supplemental Data
Net assets, end of period (000)	$29,255	$36,110	$36,129	$16,048	$ 4,944

Portfolio turnover rate(g)	26%	36%	32%	25%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares MSCI Europe Small-Cap ETF
	Year Ended 07/31/18		Year Ended 07/31/17		Year Ended 07/31/16		Year Ended 07/31/15		Year Ended 07/31/14

Net asset value, beginning of year	$53.88		$44.03		$47.18		$45.46		$39.13

Net investment income(a)	1.52		1.22		1.19		1.01		0.88
Net realized and unrealized gain (loss)(b)	3.38		9.56		(3.13)		1.79		6.46

Net increase (decrease) from investment operations	4.90		10.78		(1.94)		2.80		7.34

Distributions(c)
From net investment income	(1.50)		(0.93)		(1.21)		(1.08)		(1.01)

Total distributions	(1.50)		(0.93)		(1.21)		(1.08)		(1.01)

Net asset value, end of year	$57.28		$53.88		$44.03		$47.18		$45.46

Total Return
Based on net asset value	9.15%		24.74%		(4.14)%		6.34%		18.86%

Ratios to Average Net Assets
Total expenses	0.40%		0.40%		0.40%		0.41%		0.50%

Net investment income	2.65%		2.56%		2.69%		2.28%		1.98%

Supplemental Data
Net assets, end of year (000)	$266,371		$161,646		$59,445		$51,897		$45,456

Portfolio turnover rate(d)	15	%(e)	16	%(e)	20	%(e)	65	%(e)	18	%(e)

(a)  Based on average shares outstanding.

(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)  Portfolio turnover rate excludes in-kind transactions but includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units partially for cash in U.S. dollars (“cash creations”).

(e) Portfolio turnover rate excluding in-kind transactions and cash creations were as follows:	15%		16%		20%		65%		17%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Notes to Financial Statements

1.	Organization

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI Europe Small-Cap	Non-diversified
Edge MSCI Min Vol EAFE Currency Hedged	Non-diversified
Edge MSCI Min Vol EAFE	Diversified
Edge MSCI Min Vol Europe Currency Hedged	Non-diversified
Edge MSCI Min Vol Europe	Diversified
MSCI Europe Small-Cap	Diversified

Currently each currency hedged fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the currency hedged funds.

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss)for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss)for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

62	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

3.	Investment Valuation and Fair Value Measurements

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.
•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1– Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	Securities and Other Investments

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (continued)

exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of July 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of July 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of July 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Edge MSCI Min Vol EAFE
Barclays Bank PLC	$344,236	$344,236		$—	$—
Barclays Capital Inc.	8,045,523	8,045,523		—	—
Citigroup Global Markets Inc.	4,159,340	4,159,340		—	—
Credit Suisse Securities (USA) LLC	3,075,139	3,075,139		—	—
Goldman Sachs & Co.	16,346,403	16,346,403		—	—
JPMorgan Securities LLC	11,762,999	11,762,999		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,001,475	3,001,475		—	—
State Street Bank & Trust Company	40,787	40,787		—	—
UBS AG	7,952,832	7,952,832		—	—

	$54,728,734	$54,728,734		$—	$—

MSCI Europe Small-Cap
Barclays Capital Inc.	$25,316	$25,209		$—	$(107	)(b)
BNP Paribas Securities Corp.	4,535	4,535		—	—
Citigroup Global Markets Inc.	1,702,458	1,702,458		—	—
Credit Suisse Securities (USA) LLC	681,937	681,937		—	—
Deutsche Bank Securities Inc.	772,531	772,531		—	—
Goldman Sachs & Co.	4,694,777	4,694,777		—	—
HSBC Bank PLC	234,615	234,615		—	—
Jefferies LLC	59,005	59,005		—	—
JPMorgan Securities LLC	1,335,284	1,335,284		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,613,460	1,613,460		—	—
Morgan Stanley & Co. LLC	5,860,947	5,860,947		—	—
National Financial Services LLC	2,704	2,704		—	—
Nomura Securities International Inc.	198,450	198,450		—	—
SG Americas Securities LLC	10,247	10,247		—	—
State Street Bank & Trust Company	422,214	422,214		—	—
UBS AG	791,555	791,555		—	—

	$18,410,035	$18,409,928		$—	$(107)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an

64	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	Derivative Financial Instruments

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts: Each currency-hedged fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	Investment Advisory Agreement and Other Transactions with Affiliates

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Currency Hedged MSCI Europe Small-Cap	0.43%
Edge MSCI Min Vol EAFE Currency Hedged	0.38
Edge MSCI Min Vol Europe Currency Hedged	0.28
Edge MSCI Min Vol Europe	0.25
MSCI Europe Small-Cap	0.40

For its investment advisory services to the iShares Edge MSCI Min Vol EAFE ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion(a)	0.227
Over $150 billion(a)	0.204

(a)	Break level added or amended effective June 29, 2018.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expenses.

For the iShares Currency Hedged MSCI Europe Small-Cap ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI Europe Small-Cap ETF (“IEUS”), after taking into account any fee waivers by IEUS, plus 0.03%.

For the iShares Edge MSCI Min Vol EAFE Currency Hedged ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares Edge MSCI Min Vol EAFE ETF (“EFAV”),after taking into account any fee waivers by EFAV, plus 0.03%.

For the iShares Edge MSCI Min Vol EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2021 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets.

For the iShares Edge MSCI Min Vol Europe Currency Hedged ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares Edge MSCI Min Vol Europe ETF (“EUMV”),after taking into account any fee waivers by EUMV, plus 0.03%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

66	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended July 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI Europe Small-Cap	$703
Edge MSCI Min Vol EAFE Currency Hedged	387
Edge MSCI Min Vol EAFE	113,223
Edge MSCI Min Vol Europe Currency Hedged	337
Edge MSCI Min Vol Europe	489
MSCI Europe Small-Cap	129,296

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended July 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol EAFE	$144,756,053	$168,292,045
MSCI Europe Small-Cap	6,000,630	5,724,688

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statements of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	Purchases and Sales

For the year ended July 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI Europe Small-Cap	$427,157	$334,571
Edge MSCI Min Vol EAFE Currency Hedged	1,806,430	1,437,082
Edge MSCI Min Vol EAFE	1,970,627,654	1,866,101,146
Edge MSCI Min Vol Europe Currency Hedged	350,704	287,801
Edge MSCI Min Vol Europe	8,757,145	9,056,849
MSCI Europe Small-Cap	53,036,205	33,371,739

For the year ended July 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Europe Small-Cap	$1,399,407	$1,548,318
Edge MSCI Min Vol EAFE Currency Hedged	—	8,286,321
Edge MSCI Min Vol EAFE	1,270,895,619	28,173,982
Edge MSCI Min Vol Europe Currency Hedged	—	1,240,323
Edge MSCI Min Vol Europe	8,701,786	15,651,678
MSCI Europe Small-Cap	92,502,269	13,969,024

8.	Income Tax Information

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2018, the following permanent differences attributable to passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, the timing and recognition of partnership income, foreign currency transactions and realized gains (losses)from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
Currency Hedged MSCI Europe Small-Cap	$310,225	$51	$(310,276)
Edge MSCI Min Vol EAFE Currency Hedged	1,122,053	405	(1,122,458)
Edge MSCI Min Vol EAFE	5,429,694	(1,290,434)	(4,139,260)
Edge MSCI Min Vol Europe Currency Hedged	108,393	64	(108,457)
Edge MSCI Min Vol Europe	904,339	11,258	(915,597)
MSCI Europe Small-Cap	4,428,036	87,995	(4,516,031)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 07/31/18	Year Ended 07/31/17
Currency Hedged MSCI Europe Small-Cap
Ordinary income	$81,447	$84,286
Long-term capital gains	—	52,525

	$81,447	$136,811

Edge MSCI Min Vol EAFE Currency Hedged
Ordinary income	$424,755	$674,993
Long-term capital gains	—	58,403

	$424,755	$733,396

Edge MSCI Min Vol EAFE
Ordinary income	$220,815,666	$279,949,104

Edge MSCI Min Vol Europe Currency Hedged
Ordinary income	$76,047	$231,212
Long-term capital gains	—	149,359
Return of capital	—	85

	$76,047	$380,656

Edge MSCI Min Vol Europe
Ordinary income	$1,096,942	$1,091,822

MSCI Europe Small-Cap
Ordinary income	$6,093,942	$2,027,256

As of July 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)(a)	Total
Currency Hedged MSCI Europe Small-Cap	$11,888	$—	$70,011	$81,899
Edge MSCI Min Vol EAFE Currency Hedged	—	(96,648)	1,283,124	1,186,476
Edge MSCI Min Vol EAFE	34,493,168	(190,250,694)	692,765,784	537,008,258
Edge MSCI Min Vol Europe Currency Hedged	—	(150,656)	124,667	(25,989)
Edge MSCI Min Vol Europe	45,317	(2,750,379)	329,090	(2,375,972)
MSCI Europe Small-Cap	1,425,409	—	14,624,124	16,049,533

(a)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and foreign withholding tax reclaims.

68	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

As of July 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Edge MSCI Min Vol EAFE Currency Hedged	$96,648
Edge MSCI Min Vol EAFE	190,250,694
Edge MSCI Min Vol Europe Currency Hedged	150,656
Edge MSCI Min Vol Europe	2,750,379

For the year ended July 31, 2018, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
Edge MSCI Min Vol EAFE	$116,060,647
MSCI Europe Small-Cap	1,687,591

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of July 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Europe Small-Cap	$1,461,600	$79,006	$(8,995)	$70,011
Edge MSCI Min Vol EAFE Currency Hedged	9,973,616	1,447,369	(164,245)	1,283,124
Edge MSCI Min Vol EAFE	8,165,569,813	1,047,684,126	(354,899,815)	692,784,311
Edge MSCI Min Vol Europe Currency Hedged	2,429,906	146,166	(21,499)	124,667
Edge MSCI Min Vol Europe	28,745,479	1,989,990	(1,660,275)	329,715
MSCI Europe Small-Cap	270,807,200	35,937,509	(21,310,864)	14,626,645

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

9.	Principal Risks

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (continued)

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10. Capital	Share Transactions

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 07/31/18		Year Ended 07/31/17
iShares ETF	Shares	Amount	Shares	Amount

Currency Hedged MSCI Europe Small-Cap
Shares sold	50,000	$1,403,084	—	$—
Shares redeemed	(50,000)	(1,527,104)	—	—

Net decrease	—	$(124,020)	—	$—

Edge MSCI Min Vol EAFE Currency Hedged
Shares sold	—	$—	450,000	$11,102,256
Shares redeemed	(300,000)	(8,242,629)	(100,000)	(2,499,061)

Net increase (decrease)	(300,000)	$(8,242,629)	350,000	$8,603,195

Edge MSCI Min Vol EAFE
Shares sold	18,900,000	$1,370,222,329	15,300,000	$1,041,947,641
Shares redeemed	(400,000)	(29,423,426)	(29,400,000)	(1,820,881,227)

Net increase (decrease)	18,500,000	$1,340,798,903	(14,100,000)	$(778,933,586)

Edge MSCI Min Vol Europe Currency Hedged
Shares redeemed	(50,000)	(1,241,764)	—	—

Edge MSCI Min Vol Europe
Shares sold	350,000	$8,958,389	1,600,000	$38,656,837
Shares redeemed	(650,000)	(16,118,505)	(1,700,000)	(40,380,294)

Net decrease	(300,000)	$(7,160,116)	(100,000)	$(1,723,457)

MSCI Europe Small-Cap
Shares sold	1,900,000	$110,934,800	1,850,000	$90,904,689
Shares redeemed	(250,000)	(14,297,378)	(200,000)	(8,774,296)

Net increase	1,650,000	$96,637,422	1,650,000	$82,130,393

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11. Foreign	Withholding Tax Claims

The iShares Edge MSCI Min Vol EAFE ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables

70	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

12. Legal	Proceedings

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF)filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

13. Subsequent	Events

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

The Board unanimously voted to close and liquidate the iShares Currency Hedged MSCI Europe Small-Cap ETF, iShares Edge MSCI Min Vol EAFE Currency Hedged ETF and iShares Edge MSCI Min Vol Europe Currency Hedged ETF. After the close of business on August 15, 2018, the Funds no longer accepted creation orders. Trading in the Funds was halted prior to market open on August 16, 2018. Proceeds of the liquidation were sent to shareholders on August 22, 2018.

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Currency Hedged MSCI Europe Small-Cap ETF,

iShares Edge MSCI Min Vol EAFE Currency Hedged ETF, iShares Edge MSCI Min Vol EAFE ETF,

iShares Edge MSCI Min Vol Europe Currency Hedged ETF,

iShares Edge MSCI Min Vol Europe ETF and iShares MSCI Europe Small-Cap ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Currency Hedged MSCI Europe Small-Cap ETF, iShares Edge MSCI Min Vol EAFE Currency Hedged ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Europe Currency Hedged ETF, iShares Edge MSCI Min Vol Europe ETF and iShares MSCI Europe Small-Cap ETF (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2018, the related statements of operations for the year ended July 31, 2018, the statements of changes in net assets for each of the two years in the period ended July 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

September 25, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2018:

iShares ETF	Qualified Dividend Income
Currency Hedged MSCI Europe Small-Cap	$68,083
Edge MSCI Min Vol EAFE Currency Hedged	322,364
Edge MSCI Min Vol EAFE	206,926,066
Edge MSCI Min Vol Europe Currency Hedged	75,329
Edge MSCI Min Vol Europe	1,186,429
MSCI Europe Small-Cap	6,105,959

For the fiscal year ended July 31, 2018, the Funds intend to pass through to their shareholders foreign source income earned and foreign taxes paid by the underlying funds:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Currency Hedged MSCI Europe Small-Cap	$73,059	$6,623
Edge MSCI Min Vol EAFE Currency Hedged	466,620	38,196
Edge MSCI Min Vol Europe Currency Hedged	79,136	8,881

For the fiscal year ended July 31, 2018, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Edge MSCI Min Vol EAFE	$281,568,471	$19,637,760
Edge MSCI Min Vol Europe	1,237,874	120,116
MSCI Europe Small-Cap	6,731,970	468,856

The following distribution amounts are hereby designated for the fiscal year ended July 31, 2018:

iShares ETF	Short-Term Capital Gain Dividends
Currency Hedged MSCI Europe Small-Cap	$51

I M P O R T A N T T A X I N F O R M A T I O N	73

Board Review and Approval of Investment Advisory Contract

I. iShares Currency Hedged MSCI Europe Small-Cap ETF, iShares Edge MSCIM in Vol EAFE Currency Hedged ETF, iShares Edge MSCI MinVol Europe Currency Hedged ETF, iShares EdgeMSCI Min Vol Europe ETF, and iShares MSCI Europe Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c)Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c)Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider),objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Edge MSCI Min Vol EAFE ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	75

Board Review and Approval of Investment Advisory Contract (continued)

Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broad ridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broad ridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

76	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c)Committee and the Board during their meetings and addressed by management. The15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had agreed during the June 12-14, 2018 meeting to revise the Advisory Contract for the Fund to provide for an additional breakpoint, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	77

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI Europe Small-Cap	$0.814472	$—	$—	$0.814472	100%	—%	—%	100%
Edge MSCI Min Vol EAFE Currency Hedged	0.695692	—	—	0.695692	100	—	—	100
Edge MSCI Min Vol Europe Currency Hedged	0.760471	—	—	0.760471	100	—	—	100
Edge MSCI Min Vol Europe	0.763289	—	—	0.763289	100	—	—	100
MSCI Europe Small-Cap	1.501813	—	—	1.501813	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that a fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Currency Hedged MSCI Europe Small-Cap ETF

Period Covered: November 02, 2015 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	2	0.30%
Greater than 1.5% and Less than 2.0%	2	0.30
Greater than 1.0% and Less than 1.5%	5	0.75
Greater than 0.5% and Less than 1.0%	45	6.72
Greater than 0.0% and Less than 0.5%	277	41.34
At NAV	7	1.04
Less than 0.0% and Greater than –0.5%	304	45.37
Less than –0.5% and Greater than –1.0%	21	3.13
Less than –1.0% and Greater than –1.5%	6	0.90
Less than –1.5% and Greater than –2.0%	1	0.15

	670	100.00%

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Supplemental Information (unaudited) (continued)

iShares Edge MSCI Min Vol EAFE Currency Hedged ETF

Period Covered: November 02, 2015 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 1.5% and Less than 2.0%	1	0.15%
Greater than 1.0% and Less than 1.5%	1	0.15
Greater than 0.5% and Less than 1.0%	5	0.75
Greater than 0.0% and Less than 0.5%	436	65.07
At NAV	29	4.33
Less than 0.0% and Greater than –0.5%	197	29.40
Less than –1.0% and Greater than –1.5%	1	0.15

	670	100.00%

iShares Edge MSCI Min Vol EAFE ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 4.0% and Less than 4.5%	1	0.07%
Greater than 2.0% and Less than 2.5%	1	0.07
Greater than 1.5% and Less than 2.0%	4	0.29
Greater than 1.0% and Less than 1.5%	31	2.24
Greater than 0.5% and Less than 1.0%	202	14.60
Greater than 0.0% and Less than 0.5%	760	54.91
At NAV	8	0.58
Less than 0.0% and Greater than –0.5%	323	23.34
Less than –0.5% and Greater than –1.0%	44	3.18
Less than –1.0% and Greater than –1.5%	9	0.65
Less than –1.5% and Greater than –2.0%	1	0.07

	1,384	100.00%

iShares Edge MSCI Min Vol Europe Currency Hedged ETF

Period Covered: November 02, 2015 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 2.0% and Less than 2.5%	1	0.15%
Greater than 0.5% and Less than 1.0%	9	1.34
Greater than 0.0% and Less than 0.5%	328	48.95
At NAV	31	4.63
Less than 0.0% and Greater than –0.5%	297	44.33
Less than –0.5% and Greater than –1.0%	4	0.60

	670	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	79

Supplemental Information (unaudited) (continued)

iShares Edge MSCI Min Vol Europe ETF

Period Covered: June 05, 2014 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 2.0% and Less than 2.5%	2	0.19%
Greater than 1.5% and Less than 2.0%	4	0.39
Greater than 1.0% and Less than 1.5%	14	1.36
Greater than 0.5% and Less than 1.0%	113	11.01
Greater than 0.0% and Less than 0.5%	463	45.14
At NAV	14	1.36
Less than 0.0% and Greater than –0.5%	363	35.38
Less than –0.5% and Greater than –1.0%	46	4.48
Less than –1.0% and Greater than –1.5%	5	0.49
Less than –1.5% and Greater than –2.0%	1	0.10
Less than –2.0% and Greater than –2.5%	1	0.10

	1,026	100.00%

iShares MSCI Europe Small-Cap ETF

Period Covered: January 01, 2013 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 3.0% and Less than 3.5%	3	0.22%
Greater than 2.5% and Less than 3.0%	4	0.29
Greater than 2.0% and Less than 2.5%	7	0.51
Greater than 1.5% and Less than 2.0%	21	1.52
Greater than 1.0% and Less than 1.5%	79	5.71
Greater than 0.5% and Less than 1.0%	328	23.70
Greater than 0.0% and Less than 0.5%	549	39.67
At NAV	18	1.30
Less than 0.0% and Greater than –0.5%	287	20.74
Less than –0.5% and Greater than –1.0%	73	5.27
Less than –1.0% and Greater than –1.5%	11	0.79
Less than –1.5% and Greater than –2.0%	2	0.14
Less than –2.0% and Greater than –2.5%	1	0.07
Less than –2.5% and Greater than –3.0%	1	0.07

	1,384	100.00%

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex which consists of 358 funds as of July 31, 2018. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (61)	Trustee (since 2009).

President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).

Director of BlackRock, Inc. (since 2006); Director of iShares Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman(b) (47)	Trustee (since 2013).

Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).

Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).

Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).

Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	81

Trustee and Officer Information (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (63)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Charles Park (50)	Chief Compliance Officer (since 2006).

Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	83

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Drone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JULY 31, 2018

2018 ANNUAL REPORT

iShares Trust

▶	iShares Edge MSCI Multifactor Global ETF | ACWF | NYSE Arca
▶	iShares Edge MSCI Multifactor Intl ETF | INTF | NYSE Arca
▶	iShares Edge MSCI Multifactor Intl Small-Cap ETF | ISCF | NYSE Arca
▶	iShares Edge MSCI Multifactor USA ETF | LRGF | NYSE Arca
▶	iShares Edge MSCI Multifactor USA Small-Cap ETF | SMLF | NYSE Arca

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Market Overview

iShares Trust

Global Market Overview

Global equity markets advanced for the 12 months ended July 31, 2018 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 10.97% in U.S. dollar terms for the reporting period.

Global stocks rallied sharply in the first half of the reporting period as the MSCI ACWI returned more than 14%. Improving global economic growth drove the advance, particularly in the U.S., Europe, Japan, and China. Strengthening global economic growth led to rising corporate profits across most regions of the world, which was also supportive for global equity markets. By the end of 2017, global earnings estimates for 2018 accelerated at their fastest pace in more than a decade.

However, global equity markets grew increasingly volatile during the latter half of the reporting period, resulting in an almost 3% decline for the MSCI ACWI over the last six months. While the U.S. economy continued to strengthen, economic growth in other regions of the globe slowed. In addition, rising global interest rates and signs of higher inflation weighed on global stocks. Escalating trade tensions between the U.S. and several trading partners, most notably China and Europe, took center stage late in the reporting period, contributing to economic concerns and increased volatility in global equity markets.

For the reporting period, the U.S. stock market returned more than 15%, outpacing other regions of the world. U.S. stocks benefited from a stronger domestic economy, driven by healthy employment growth (which led to an 18-year low in the country’s unemployment rate) and a meaningful increase in manufacturing activity. U.S. income tax reform legislation, passed in December 2017, lowered corporate tax rates and contributed to record profit growth for U.S. companies. As the economy strengthened, the inflation rate rose to its highest level in more than six years. In response, the U.S. Federal Reserve Bank (“Fed”) raised short-term interest rates three times during the reporting period, pushing the federal funds rate target to its highest level in a decade.

Equity markets in the Asia-Pacific region returned approximately 8% in U.S. dollar terms for the reporting period. Japanese stocks posted the best returns in the region as the nation’s economy produced eight consecutive quarters of growth in 2016 and 2017, its longest period of sustained economic growth in more than 20 years. Hong Kong and Australia were also solid performers during the reporting period, benefiting from stronger economic growth, while New Zealand’s equity market declined as the country’s economy slowed markedly.

European stock markets returned approximately 6% in U.S. dollar terms for the reporting period. Equity market gains in Europe were tempered by slowing economic growth and trade tariff concerns during the last six months of the reporting period. Nonetheless, the European Central Bank (“ECB”) announced plans to end its quantitative easing measures by the end of 2018, indicating that the ECB believes the worst of the European economic downturn is over. On a country basis, the best-performing markets in Europe were Portugal, Norway, and France, while Belgium and Spain trailed.

Emerging markets underperformed developed markets during the reporting period, returning more than 4% in U.S. dollar terms. After rising by more than 18% during the first half of the reporting period, emerging markets declined sharply over the ensuing six months as rising global interest rates, a stronger U.S. dollar, and trade tensions led to reduced expectations for growth and corporate profits in emerging economies. The best-performing emerging markets for the reporting period included Russia, Peru, and the Czech Republic, while Turkey and Pakistan declined the most.

M A R K E T O V E R V I E W	5

Fund Summary as of July 31, 2018	iShares® Edge MSCI Multifactor Global ETF

Investment Objective

The iShares Edge MSCI Multifactor Global ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI ACWI Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	12.14%	7.85%	12.14%	27.92%
Fund Market	11.29	8.05	11.29	28.72
Index	11.86	8.11	11.86	28.88

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$958.00	$1.70		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Management Commentary

U.S. stocks, which comprised approximately 50% of the Index’s weight on average during the reporting period, were the largest contributors to the Index’s return. Strong consumer spending, record exports, and increased industrial production helped U.S. businesses generate healthy earnings. Chinese stocks, driven by high levels of economic growth, also contributed to the Index’s return, despite trade tensions with the U.S. A number of other countries contributed modestly to return, including the U.K., where stocks advanced despite uncertainty over an exit agreement with the European Union. In contrast, Brazil detracted slightly amid fiscal weakness and political uncertainty.

From a sector perspective, information technology was the largest driver of the Index’s return. Within the sector, strong revenue growth helped the software and services

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Fund Summary as of July 31, 2018	iShares® Edge MSCI Multifactor Global ETF

industry, while semiconductors and semiconductor equipment makers benefited from growing adoption of small, interconnected devices. Healthcare stocks also contributed to the Index’s performance, with the healthcare equipment and services industry advancing on increased demand, driven by growth of the elderly population in the U.S. and emerging markets.

Other strong contributors to the Index’s return were the consumer discretionary, industrials, and financials sectors. Consumer discretionary stocks benefited from rising consumer spending in the U.S., China, and Europe. Within the industrials sector, the aerospace and defense industry advanced on higher defense spending and commercial airline orders. The financials sector gained as U.S. banks benefited from increasing interest rates and Chinese banks decreased non-performing loans.

The Index’s research-based selection process focuses on four investment factors: value, quality, momentum, and size. Of the four target style factors, momentum benefited the Index’s performance the most. Quality and value also contributed, while size detracted from the Index’s return. For the reporting period, the Index outperformed the broader market, as represented by the MSCI ACWI.

Relative to the broader market, an overweight allocation to China and the mix of stocks held by the Index in the U.S. contributed to the Index’s relative performance. In contrast, an underweight allocation to France and an overweight allocation to Brazil detracted from performance. From an industry perspective, overweight allocations to the semiconductors and semiconductor equipment and the healthcare equipment and services industries contributed to relative performance, while underweight allocations to the software and services and retail industries detracted from performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	22.0%
Financials	15.5
Consumer Discretionary	13.2
Health Care	12.6
Industrials	11.0
Materials	8.3
Real Estate	4.8
Utilities	4.4
Consumer Staples	4.4
Energy	3.3
Telecommunication Services	0.5

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	54.4%
China	8.2
Japan	8.0
South Korea	4.7
United Kingdom	4.6
France	2.0
Canada	1.9
Germany	1.9
Australia	1.8
Taiwan	1.5

F U N D S U M M A R Y	7

Fund Summary as of July 31, 2018	iShares® Edge MSCI Multifactor Intl ETF

Investment Objective

The iShares Edge MSCI Multifactor Intl ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.84%	6.28%	7.84%	21.98%
Fund Market	7.77	6.35	7.77	22.21
Index	8.15	6.43	8.15	22.48

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$940.80	$1.44		$1,000.00	$1,023.30	$1.51		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Management Commentary

Stocks from the U.K. were the chief contributors to the Index’s return for the reporting period. Despite uncertainty over negotiations for an exit agreement with the European Union, strong growth in manufacturing output contributed to U.K. industrial stocks. Additionally, total consumer spending levels rose despite a decrease in the rate of spending growth amid reduced consumer confidence. A weakening of the British pound late in the reporting period benefited companies that generate revenues in foreign currencies.

Steadily rising exports amid an improving world economy helped Japanese stocks contribute to the Index’s return. Pro-growth governmental policies and continued low interest rates led to an increase in Japanese equities, as the country’s economy experienced solid growth during the reporting period. Germany also contributed to the Index’s performance, advancing on steady economic and export growth, while Italy detracted marginally amid political uncertainty.

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Fund Summary as of July 31, 2018	iShares® Edge MSCI Multifactor Intl ETF

From a sector perspective, the materials sector was the top contributor to the Index’s return, with diversified metals and mining companies as strong performers. Mining companies benefited from an increase in the price of many commodities, including steel and aluminum. Strong demand for chemical products from automakers, the energy sector, and construction companies bolstered the chemicals industry, which also contributed materially to the Index’s return. The information technology sector, bolstered by strong earnings; the industrials sector, where demand increased due to an improving world economy; and the energy sector, which was supported by higher oil prices, also contributed to the Index’s performance.

The Index’s research-based selection process focuses on four investment factors: value, quality, momentum, and size. Of the four target style factors, momentum, value, and quality benefited the Index’s performance, while size detracted.

For the reporting period, the Index outperformed the broader market, as represented by the MSCI World ex USA Index. Relative to the broader market, the Index’s holdings in the U.K. contributed to the Index’s performance, outpacing the broader market’s return in the U.K. An overweight allocation to Spain also benefited the Index’s relative performance, while overweight allocations to Japan and France detracted from relative return.

From an industry perspective, an underweight allocation to the banking industry and an overweight allocation to trading companies and distributors contributed to the Index’s relative return, while underweight allocations to the automobiles and pharmaceuticals industries detracted from the Index’s relative performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	16.8%
Financials	16.5
Consumer Discretionary	15.3
Materials	13.5
Information Technology	10.8
Real Estate	8.4
Consumer Staples	6.0
Energy	5.1
Health Care	5.1
Utilities	2.0
Telecommunication Services	0.5

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
Japan	25.9%
United Kingdom	14.0
France	10.2
Switzerland	7.4
Hong Kong	7.1
Australia	6.6
Canada	5.9
Germany	5.7
Spain	4.6
Netherlands	3.3

F U N D S U M M A R Y	9

Fund Summary as of July 31, 2018	iShares® Edge MSCI Multifactor Intl Small-Cap ETF

Investment Objective

The iShares Edge MSCI Multifactor Intl Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market small-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Small Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	10.75%	10.02%	10.75%	36.50%
Fund Market	10.93	10.26	10.93	37.49
Index	11.05	10.36	11.05	37.85

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$949.40	$1.93		$1,000.00	$1,022.80	$2.01		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Management Commentary

Steadily rising exports amid an improving world economy bolstered small-capitalization Japanese stocks, which were the largest contributors to the Index’s return for the reporting period. Small capitalization stocks from the U.K. were also solid contributors to the Index’s return, as an increase in manufacturing output helped U.K. industrial stocks. An improving European economy bolstered export-reliant Denmark and Germany, which both added meaningfully to the Index’s return. Australian and Canadian companies also contributed significantly to the Index’s performance, as higher prices for many commodities benefited the resource-rich countries. France, where some small-capitalization companies were negatively affected by labor disputes, detracted marginally.

On a sector basis, healthcare stocks were the largest contributors to the Index’s return. Healthcare equipment makers and pharmaceutical companies benefited from increased demand due to the growing proportion of elderly among developed nations’ populations. Information technology companies contributed meaningfully to the Index’s performance amid solid earnings growth. Higher prices for oil and many commodities as well as rising industrial production bolstered stocks in the interrelated

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Fund Summary as of July 31, 2018	iShares® Edge MSCI Multifactor Intl Small-Cap ETF

energy, materials, and industrials sectors, all of which were solid contributors to the Index’s return. The financials sector was also a notable contributor to the Index’s return, with small-capitalization diversified financials benefiting from increased trading activity. On the downside, the consumer discretionary sector, which faced increased competition from online and low-cost producers, was a fractional detractor from the Index’s performance.

The Index’s research-based selection process focuses on four investment factors: value, quality, momentum, and size. Of the four target style factors, momentum and quality benefited the Index’s performance for the reporting period, while value and size detracted marginally from the Index’s return.

For the reporting period, the Index outperformed the broader market, as represented by the MSCI World ex USA Small Cap Index. Relative to the broader market, the Index’s mix of holdings in Canada contributed to the Index’s performance, as its Canadian stocks appreciated more than the broader market. An overweight allocation in the Index to Denmark also benefited the Index’s relative performance, while an underweight allocation to Sweden and the Index’s mix of holdings in France detracted from relative return.

From an industry perspective, overweight allocations to the healthcare equipment and services and energy industries contributed to the Index’s relative return, while underweight allocations to the software and services and transportation industries detracted from the Index’s relative performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	19.1%
Information Technology	15.8
Consumer Discretionary	13.0
Materials	12.6
Health Care	11.1
Financials	9.5
Real Estate	6.8
Consumer Staples	5.0
Energy	4.8
Utilities	1.8
Other (each representing less than 1%)	0.5

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
Japan	30.9%
United Kingdom	19.0
Australia	7.9
Canada	7.4
Switzerland	5.9
Germany	4.2
Netherlands	3.9
Norway	3.0
Denmark	2.5
Hong Kong	2.4

F U N D S U M M A R Y	11

Fund Summary as of July 31, 2018	iShares® Edge MSCI Multifactor USA ETF

Investment Objective

The iShares Edge MSCI Multifactor USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	14.87%	10.45%	14.87%	38.27%
Fund Market	14.83	10.45	14.83	38.26
Index	15.04	10.71	15.04	39.26

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,005.00	$0.99		$1,000.00	$1,023.80	$1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Management Commentary

The information technology sector was the largest contributor to the Index’s return for the reporting period, led by the IT services and software industries. Payment processors, which benefit directly from purchases by individuals, gained due to increased retail and gasoline transactions, as consumer spending increased during the reporting period. Contributions from the software industry were driven by the increased adoption of cloud-based computing.

Higher prices for oil and gas benefited the energy sector, which was also a solid contributor to the Index’s return. The energy sector garnered strong earnings as the improving global economy led to increased demand for fuel. Cost-cutting measures, implemented when oil prices were low, put the sector in a position to garner large profits as revenues started to rise.

The healthcare sector was another notable contributor to the Index’s performance, led by the healthcare equipment and services industry, which benefited from changing

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Fund Summary as of July 31, 2018	iShares® Edge MSCI Multifactor USA ETF

demographics; the increasing proportion of elderly in the U.S. led to higher demand for medical devices and services. Industrials stocks also contributed to the Index’s return, as increased U.S. defense spending and orders for commercial aircraft led to gains in aerospace and defense companies. The performance of consumer sectors was mixed, with the consumer discretionary sector advancing due to strong retail sales, while the consumer staples sector detracted slightly, affected negatively by increasing competition from low-cost competitors.

The Index’s research-based selection process focuses on four investment factors: value, quality, momentum, and size. Of the four target style factors, value and momentum benefited the Index’s performance during the reporting period, while size and quality both detracted.

For the reporting period, the Index underperformed the broader U.S. market, as represented by the MSCI USA Index. Relative to the broader market, underweight allocations in the Index to internet and direct marketing retail companies and semiconductors and semiconductor equipment manufacturers detracted from the Index’s relative performance during the reporting period. In contrast, overweight allocations to the oil, gas, and consumable fuels industry and healthcare providers and services companies contributed to the Index’s relative performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	25.8%
Health Care	14.8
Financials	11.5
Consumer Discretionary	11.0
Industrials	10.4
Utilities	7.6
Energy	6.9
Real Estate	5.2
Materials	4.5
Consumer Staples	2.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Accenture PLC, Class A	2.4%
Anthem Inc.	2.4
Phillips 66	2.2
Micron Technology Inc.	2.1
Valero Energy Corp.	2.1
Intuit Inc.	2.0
Norfolk Southern Corp.	1.9
Apple Inc.	1.9
Express Scripts Holding Co.	1.8
General Motors Co.	1.8

F U N D S U M M A R Y	13

Fund Summary as of July 31, 2018	iShares® Edge MSCI Multifactor USA Small-Cap ETF

Investment Objective

The iShares Edge MSCI Multifactor USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Small Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	18.73%	12.55%	18.73%	47.01%
Fund Market	18.71	12.57	18.71	47.11
Index	18.96	12.93	18.96	48.57

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,064.80	$1.54		$1,000.00	$1,023.30	$1.51		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Management Commentary

The healthcare sector was the largest contributor to the Index’s return for the reporting period. Small-capitalization healthcare stocks benefited from anticipated merger and acquisition activity, as innovation by smaller companies in the sector drove deal-making. Changing demographics also contributed to the sector, as the increasing proportion of elderly in the U.S. led to higher demand for medical devices and services. The healthcare equipment and services industry was a particular source of strength, benefiting from product line innovations and miniaturization, which contributed to expanded revenues. A two-year suspension of the medical devices tax also contributed to the industry’s performance. The pharmaceuticals, biotechnology, and life sciences industry was another contributor to the sector’s return, with small-capitalization biotechnology companies leading amid innovations in gene therapy.

The financials, industrials, and information technology sectors also contributed meaningfully to the Index’s return. Within the financials sector, small-capitalization banks benefited from increasing interest rates and an improving economy, which grew at its fastest pace since 2014. Companies with smaller capitalizations are viewed as

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Fund Summary as of July 31, 2018	iShares® Edge MSCI Multifactor USA Small-Cap ETF

particularly sensitive to domestic economic conditions, as they tend to have less international business. Among industrials stocks, the commercial and professional services industry drove the sector’s return, with human resource and employment services companies benefiting from a robust labor market. Industrial production also increased during the reporting period, despite trade tensions. Information technology companies advanced on strong earnings growth, while no single sector detracted from performance.

The Index’s research-based selection process focuses on four investment factors: value, quality, momentum, and size. Of the four target style factors, momentum and quality both benefited the Index’s performance significantly during the reporting period. Value was a modest contributor, while size detracted from the Index’s return.

For the reporting period, the Index outperformed the broader U.S. market, as represented by the MSCI USA Small Cap Index. Relative to the broader market, overweight allocations in the Index to the healthcare equipment and services and banking industries contributed to the Index’s performance during the reporting period. In contrast, underweight allocations to the software and services and capital goods industries detracted from the Index’s relative performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	19.7%
Financials	19.0
Health Care	18.5
Consumer Discretionary	12.3
Industrials	10.1
Materials	5.6
Real Estate	5.2
Utilities	3.3
Consumer Staples	3.1
Energy	2.1
Other (each representing less than 1%)	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Teradyne Inc.	1.1%
WellCare Health Plans Inc.	1.0
Aspen Technology Inc.	0.9
Reliance Steel & Aluminum Co.	0.9
Park Hotels & Resorts Inc.	0.8
Janus Henderson Group PLC	0.8
Grand Canyon Education Inc.	0.8
National Instruments Corp.	0.7
Littelfuse Inc.	0.7
Haemonetics Corp.	0.7

F U N D S U M M A R Y	15

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments July 31, 2018	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.8%
BlueScope Steel Ltd.	9,932	$130,392
Cochlear Ltd.	1,320	199,555
Dexus	14,872	111,443
Flight Centre Travel Group Ltd.	836	42,267
GPT Group (The)	25,168	96,543
Harvey Norman Holdings Ltd.	44	116
LendLease Group	8,964	134,143
Mirvac Group	87,966	149,098
Rio Tinto Ltd.	6,072	366,530

		1,230,087
Belgium — 0.6%
Ageas	2,860	153,430
Colruyt SA	1,100	65,794
UCB SA	1,980	170,185

		389,409
Brazil — 0.5%
Cia. de Saneamento Basico do Estado de Sao Paulo	4,800	31,943
EDP - Energias do Brasil SA	8,800	31,975
Engie Brasil Energia SA	4,400	43,793
Odontoprev SA	17,600	62,452
Sul America SA, NVS	5,050	29,668
TIM Participacoes SA	35,217	116,245

		316,076
Canada — 1.9%
CAE Inc.	4,224	87,919
CI Financial Corp.	3,828	66,828
Constellation Software Inc./Canada	308	223,082
Empire Co. Ltd., Class A, NVS	2,596	53,475
First Capital Realty Inc.	2,560	39,875
Industrial Alliance Insurance & Financial Services Inc.	1,952	80,209
Linamar Corp.	792	36,163
Magna International Inc.	5,148	313,308
Metro Inc.	3,740	125,988
Teck Resources Ltd., Class B	7,656	199,515
West Fraser Timber Co. Ltd.	836	51,881

		1,278,243
Chile — 0.1%
Aguas Andinas SA, Class A	112,684	65,371

China — 8.2%
3SBio Inc.(a)(b)	22,000	46,932
51job Inc., ADR(c)	440	40,379
Agricultural Bank of China Ltd., Class H	484,000	234,378
Autohome Inc., ADR	968	93,654
China Conch Venture Holdings Ltd.	66,000	248,536
China Construction Bank Corp., Class H	1,232,000	1,116,268
China Everbright Bank Co. Ltd., Class H	44,000	19,289
China Gas Holdings Ltd.	44,000	178,307
China Huarong Asset Management Co. Ltd., Class H(a)	88,000	22,429
China Longyuan Power Group Corp. Ltd., Class H	44,000	40,988
China Medical System Holdings Ltd.	44,000	75,248
China Shenhua Energy Co. Ltd., Class H	44,000	99,246
China Telecom Corp. Ltd., Class H	176,000	83,210
China Vanke Co. Ltd., Class H	30,800	98,321
CSPC Pharmaceutical Group Ltd.	96,000	250,792
Dali Foods Group Co. Ltd.(a)	198,000	166,027
Dongfeng Motor Group Co. Ltd., Class H	96,000	96,280
Fosun International Ltd.	79,000	144,366

Security	Shares	Value

China (continued)
Guangdong Investment Ltd.	96,000	$165,400
Hanergy Thin Film Power Group Ltd.(c)(d)	659	—
Huaneng Renewables Corp. Ltd., Class H	88,000	32,746
Industrial & Commercial Bank of China Ltd., Class H	180,000	133,271
Inner Mongolia Yitai Coal Co. Ltd., Class B	41,400	54,482
Kingboard Holdings Ltd.	22,000	76,677
Kunlun Energy Co. Ltd.	88,000	76,033
Lee & Man Paper Manufacturing Ltd.	46,000	44,727
Longfor Group Holdings Ltd.	34,000	95,538
Luye Pharma Group Ltd.(b)	66,000	64,174
New Oriental Education & Technology Group Inc., ADR	2,112	181,716
Nine Dragons Paper Holdings Ltd.	46,000	56,861
People’s Insurance Co. Group of China Ltd. (The), Class H	116,000	51,738
PICC Property & Casualty Co. Ltd., Class H	132,000	148,869
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	14,400	38,169
Shui On Land Ltd.	110,000	25,653
Sihuan Pharmaceutical Holdings Group Ltd.	225,000	48,457
Sino Biopharmaceutical Ltd.	210,500	287,564
Sino-Ocean Group Holding Ltd.	66,000	37,259
Sun Art Retail Group Ltd.	66,000	84,107
Sunny Optical Technology Group Co. Ltd.	13,200	217,837
Towngas China Co. Ltd.	88,000	87,471
Yuexiu Property Co. Ltd.	792,000	150,383
Yum China Holdings Inc.	6,424	231,778
YY Inc., ADR(c)	704	65,634

		5,511,194
Czech Republic — 0.1%
Moneta Money Bank AS(a)	10,676	36,619

Denmark — 0.5%
H Lundbeck A/S	1,100	79,694
Orsted A/S(a)	2,904	179,241
Tryg A/S	2,596	63,562

		322,497
Egypt — 0.1%
Eastern Tobacco	9,534	87,824

Finland — 0.2%
Elisa OYJ	2,552	110,988

France — 2.0%
Arkema SA, NVS	1,168	146,570
Atos SE	1,540	206,946
Cie. Generale des Etablissements Michelin SCA, NVS	2,464	317,419
CNP Assurances, NVS	3,124	73,105
Faurecia SA, NVS	552	37,551
Ipsen SA, NVS	748	124,409
Renault SA, NVS	2,992	263,574
SCOR SE	3,542	137,799
Societe BIC SA, NVS	484	46,295

		1,353,668
Germany —1.5%
Covestro AG(a)	2,904	278,962
Deutsche Lufthansa AG,Registered	3,520	98,846
Fraport AG Frankfurt Airport Services Worldwide	616	61,538
Hannover Rueck SE	880	117,379
HUGO BOSS AG	1,020	91,991
K+S AG,Registered	1,100	29,075
OSRAM Licht AG	1,276	57,002
RTL Group SA	660	49,230

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
TUI AG	7,716	$165,081
Uniper SE	2,948	92,062

		1,041,166
Greece — 0.0%
FF Group(c)(d)	165	880

Hong Kong —1.4%
CK Asset Holdings Ltd.	47,500	363,492
Hongkong Land Holdings Ltd.	13,200	95,964
NWS Holdings Ltd.	48,000	86,737
Sino Land Co. Ltd.	96,000	164,911
Swire Properties Ltd.	36,400	143,333
WH Group Ltd.(a)	132,000	105,975

		960,412
India — 0.6%
Grasim Industries Ltd.	7,920	118,385
Hero MotoCorp Ltd.	704	33,816
Hindustan Petroleum Corp. Ltd.	3,564	14,799
Indian Oil Corp. Ltd.	10,468	25,084
Marico Ltd.	36,432	193,405

		385,489
Indonesia — 0.5%
Adaro Energy Tbk PT	250,800	33,133
Bank Danamon Indonesia Tbk PT	57,200	26,081
Bank Negara Indonesia Persero Tbk PT	132,000	67,739
Indah Kiat Pulp & Paper Corp. Tbk PT	39,600	52,727
Kalbe Farma Tbk PT	448,800	40,305
Pakuwon Jati Tbk PT	4,400	157
United Tractors Tbk PT	35,200	86,047

		306,189
Italy — 0.5%
Fiat Chrysler Automobiles NV(c)	18,304	312,640

Japan — 7.9%
Air Water Inc.	4,400	80,029
Alfresa Holdings Corp.	9,600	229,237
ANA Holdings Inc.	4,400	161,158
Asahi Kasei Corp.	32,200	428,748
Brother Industries Ltd.	4,800	97,466
Chiba Bank Ltd. (The)	8,800	62,576
Dai Nippon Printing Co. Ltd.	4,400	95,791
Daicel Corp.	4,400	48,269
Daito Trust Construction Co. Ltd.	200	33,348
Hakuhodo DY Holdings Inc.	4,800	73,496
Hitachi Metals Ltd.	4,800	51,799
ITOCHU Corp.	27,600	488,190
JFE Holdings Inc.	8,800	178,099
JSR Corp.	4,400	84,156
Kakaku.com Inc.	13,200	277,349
Keisei Electric Railway Co. Ltd.	4,400	146,025
Konica Minolta Inc.	22,000	196,730
Kuraray Co. Ltd.	13,800	194,166
Marubeni Corp.	39,600	300,980
Medipal Holdings Corp.	4,800	97,209
Mitsubishi Chemical Holdings Corp.	22,000	191,562
Mitsubishi Gas Chemical Co. Inc.	4,600	102,323
Mitsubishi Tanabe Pharma Corp.	13,800	257,902
Nexon Co. Ltd.(c)	13,200	189,262
Nisshin Seifun Group Inc.	4,800	93,693
Obayashi Corp.	8,800	91,585

Security	Shares	Value

Japan (continued)
Sekisui Chemical Co. Ltd.	13,800	$246,314
Stanley Electric Co. Ltd.	4,800	167,876
Teijin Ltd.	4,400	81,758
Toppan Printing Co. Ltd.	1,000	7,674
Tosoh Corp.	9,200	149,580
Tsuruha Holdings Inc.	100	12,274
USS Co. Ltd.	4,400	83,173
Yamada Denki Co. Ltd.(b)	18,400	91,063
Yaskawa Electric Corp.	4,900	160,649
Yokogawa Electric Corp.	4,400	77,867

		5,329,376
Malaysia — 0.2%
AirAsia Group Bhd	39,600	34,681
PPB Group Bhd	33,120	134,435

		169,116
Netherlands — 0.7%
Aegon NV	27,324	180,378
AerCap Holdings NV(c)	2,024	113,607
NN Group NV	4,752	210,282

		504,267
Poland — 0.1%
Jastrzebska Spolka Weglowa SA(c)	44	950
PGE Polska Grupa Energetyczna SA(c)	18,084	48,614

		49,564
Russia — 1.2%
LUKOIL PJSC, ADR, NVS	6,604	474,035
Surgutneftegas PJSC, ADR, NVS	17,468	80,038
Tatneft PJSC, ADR, NVS	3,526	243,294

		797,367
Singapore — 0.3%
City Developments Ltd.(b)	13,200	97,063
UOL Group Ltd.	13,200	69,525
Yangzijiang Shipbuilding Holdings Ltd.	4,400	3,054

		169,642
South Africa — 0.2%
Exxaro Resources Ltd.	3,300	32,625
Kumba Iron Ore Ltd.	1,540	34,178
Mondi Ltd.	3,344	92,181

		158,984
South Korea — 4.0%
BNK Financial Group Inc.	4,356	34,929
DB Insurance Co. Ltd.	836	48,203
E-MART Inc.	264	51,566
GS Holdings Corp.	836	40,206
Hankook Tire Co. Ltd.	1,320	52,392
Hanwha Chemical Corp.	880	16,638
Hyundai Marine & Fire Insurance Co. Ltd.	1,144	37,480
ING Life Insurance Korea Ltd.(a)(c)	1,584	59,755
LG Corp.	1,628	109,731
LG Display Co. Ltd.	3,808	72,337
Lotte Chemical Corp.	264	84,842
Samsung Electronics Co. Ltd.	33,264	1,375,283
SK Hynix Inc.	8,668	668,706
SK Telecom Co. Ltd.	92	20,602

		2,672,670
Spain — 0.2%
International Consolidated Airlines Group SA	9,196	85,497

18	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Mapfre SA	22,356	$70,338

		155,835

Sweden — 0.3%
ICA Gruppen AB	1,320	43,822
Kinnevik AB, Class B	3,828	132,312
L E Lundbergforetagen AB, Class B	1,408	46,054

		222,188
Switzerland — 1.5%
Adecco Group AG, Registered	2,508	154,483
Baloise Holding AG, Registered	708	110,634
Barry Callebaut AG, Registered	48	81,939
Coca-Cola HBC AG	2,772	99,413
Kuehne + Nagel International AG, Registered	704	112,604
Partners Group Holding AG	322	244,753
Swiss Life Holding AG, Registered	552	198,330

		1,002,156
Taiwan — 1.5%
AU Optronics Corp.	220,000	94,859
China Life Insurance Co. Ltd./Taiwan	46,000	48,684
Compal Electronics Inc.	352,000	218,462
Foxconn Technology Co. Ltd.	2,020	5,008
Innolux Corp.	132,000	49,585
Inventec Corp.	48,000	38,335
Lite-On Technology Corp.	4,000	5,253
Macronix International(c)	44,000	61,083
Novatek Microelectronics Corp.	2,000	9,669
Shin Kong Financial Holding Co. Ltd.	276,408	104,734
Synnex Technology International Corp.	48,000	68,439
Taiwan Business Bank	276,370	91,179
Teco Electric and Machinery Co. Ltd.	88,000	64,245
United Microelectronics Corp.	192,000	110,067
Winbond Electronics Corp.	44,000	28,673
Wistron Corp.	48,503	37,470

		1,035,745
Thailand — 0.5%
Central Pattana PCL, NVDR	61,600	140,252
Delta Electronics Thailand PCL, NVDR	14,400	30,189
Robinson PCL, NVDR	57,200	108,744
Thai Oil PCL, NVDR	22,000	53,066

		332,251
Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	9,698	53,617
Turkiye Sise ve Cam Fabrikalari AS	4,004	4,078

		57,695
United Arab Emirates — 0.1%
Aldar Properties PJSC	101,552	56,124
Dubai Islamic Bank PJSC	20,648	28,275

		84,399
United Kingdom — 4.6%
3i Group PLC	14,476	179,939
Admiral Group PLC	3,696	96,043
Aptiv PLC	3,916	384,042
Barratt Developments PLC	15,840	110,955
Berkeley Group Holdings PLC	2,048	100,286
BHP Billiton PLC	21,956	505,339
Burberry Group PLC	6,380	176,334
Carnival PLC	2,728	158,347
Croda International PLC	2,145	144,624

Security	Shares	Value

United Kingdom (continued)
Hargreaves Lansdown PLC	4,136	$112,631
Investec PLC	12,452	90,131
J Sainsbury PLC	24,420	104,748
Meggitt PLC	12,496	93,465
Mondi PLC	3,884	106,839
Pearson PLC	11,572	140,350
Persimmon PLC	4,984	162,267
Royal Mail PLC	13,200	81,191
Segro PLC	14,344	125,125
Taylor Wimpey PLC	49,808	114,305
Wm Morrison Supermarkets PLC	34,100	116,881

		3,103,842
United States — 54.2%
ABIOMED Inc.(c)	704	249,589
Accenture PLC, Class A	8,653	1,378,683
Aflac Inc.	11,176	520,131
AGCO Corp.	1,012	63,776
Agilent Technologies Inc.	4,796	316,728
AGNC Investment Corp.	4,884	95,091
Akamai Technologies Inc.(c)	2,508	188,752
Align Technology Inc.(c)	1,188	423,700
Alliant Energy Corp.	3,212	138,020
Ally Financial Inc.	6,204	166,019
Ameren Corp.	4,760	295,406
American Financial Group Inc./OH	1,012	114,042
ANSYS Inc.(c)	1,804	304,660
Anthem Inc.	2,860	723,580
AO Smith Corp.	2,200	130,966
Applied Materials Inc.	8,008	389,429
Arch Capital Group Ltd.(c)	5,544	169,425
Archer-Daniels-Midland Co.	8,272	399,207
Arista Networks Inc.(c)	704	180,034
Arrow Electronics Inc.(c)	836	63,402
Assurant Inc.	748	82,504
Athene Holding Ltd., Class A, NVS(c)	440	20,183
Atmos Energy Corp.	2,048	188,150
Autoliv Inc.	1,276	130,739
Avery Dennison Corp.	1,320	151,378
Avnet Inc.	2,200	96,470
Axis Capital Holdings Ltd.	1,388	78,505
Best Buy Co. Inc.	3,916	293,817
BorgWarner Inc.	2,860	131,617
Broadridge Financial Solutions Inc.	1,732	195,681
Bunge Ltd.	1,980	136,877
CA Inc.	4,840	213,976
Cadence Design Systems Inc.(c)	4,180	184,296
Camden Property Trust	1,188	109,997
CDW Corp./DE	2,288	192,398
Celanese Corp., Series A	2,470	291,732
CH Robinson Worldwide Inc.	2,112	194,790
Cigna Corp.	3,608	647,347
Citizens Financial Group Inc.	6,952	276,551
Cognex Corp.	2,132	112,527
Comerica Inc.	2,332	226,064
Consolidated Edison Inc.	4,224	333,400
Cooper Companies Inc. (The)	660	171,930
Copart Inc.(c)	3,124	179,286
Cummins Inc.	2,024	289,047
Darden Restaurants Inc.	1,804	192,920
Delta Air Lines Inc.	2,552	138,880

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Dollar General Corp.	4,048	$397,311
East West Bancorp. Inc.	2,144	138,803
Eastman Chemical Co.	2,156	223,405
Eaton Vance Corp., NVS	1,716	91,171
Everest Re Group Ltd.	396	86,467
Evergy Inc.	1,804	101,186
Exelon Corp.	11,220	476,850
Expeditors International of Washington Inc.	2,508	191,034
Express Scripts Holding Co.(c)	8,316	660,789
F5 Networks Inc.(c)	1,218	208,741
Fastenal Co.	4,356	247,987
Fidelity National Financial Inc.	4,048	163,944
Flex Ltd.(c)	8,756	122,234
FLIR Systems Inc.	2,156	126,342
Gap Inc. (The)	3,520	106,198
Garmin Ltd.	1,584	98,921
General Dynamics Corp.	44	8,789
Hewlett Packard Enterprise Co.	22,748	351,229
HollyFrontier Corp.	2,508	187,047
Hormel Foods Corp.	4,312	155,103
Humana Inc.	1,848	580,605
Huntington Ingalls Industries Inc.	792	184,576
IAC/InterActiveCorp.(c)	1,320	194,370
IDEX Corp.	1,496	229,756
Ingredion Inc.	1,216	123,181
Intuit Inc.	2,996	611,903
Intuitive Surgical Inc.(c)	1,804	916,775
IPG Photonics Corp.(c)	572	93,831
Jack Henry & Associates Inc.	756	101,833
Jacobs Engineering Group Inc.	1,804	122,005
JB Hunt Transport Services Inc.	1,716	205,748
JM Smucker Co. (The)	1,672	185,793
Jones Lang LaSalle Inc.	882	150,831
Juniper Networks Inc.	5,104	134,439
KLA-Tencor Corp.	2,332	273,823
Knight-Swift Transportation Holdings Inc.	1,980	64,449
Kohl’s Corp.	2,552	188,516
L3 Technologies Inc.	1,100	235,884
Laboratory Corp. of America Holdings(c)	748	131,154
Lam Research Corp.	2,596	494,901
Lear Corp.	1,168	210,392
Leggett & Platt Inc.	2,786	121,386
Liberty Property Trust	1,804	77,319
Lincoln National Corp.	3,168	215,741
Loews Corp.	3,916	198,854
Lululemon Athletica Inc.(c)	1,540	184,723
LyondellBasell Industries NV, Class A	4,972	550,848
Macy’s Inc.	4,576	181,804
ManpowerGroup Inc.	704	65,655
Marvell Technology Group Ltd.	6,072	129,394
Maxim Integrated Products Inc.	3,344	204,452
Mettler-Toledo International Inc.(c)	396	234,634
Michael Kors Holdings Ltd.(c)	2,288	152,678
Micron Technology Inc.(c)	16,940	894,263
Motorola Solutions Inc.	2,420	293,546
National Retail Properties Inc.	1,892	84,402
NetApp Inc.	3,960	306,979
Nordstrom Inc.	1,804	94,548
NVR Inc.(c)	48	132,453
OGE Energy Corp.	2,728	98,863

Security	Shares	Value

United States (continued)
Old Dominion Freight Line Inc.	974	$142,983
Owens Corning	1,716	106,770
Packaging Corp. of America	1,804	203,672
Paychex Inc.	4,840	334,057
Pinnacle West Capital Corp.	1,452	116,784
Principal Financial Group Inc.	4,224	245,330
Progressive Corp. (The)	8,492	509,605
Public Storage	2,564	558,516
PVH Corp.	1,364	209,401
Quest Diagnostics Inc.	2,068	222,765
Ralph Lauren Corp.	880	118,782
Raymond James Financial Inc.	1,804	165,228
Raytheon Co.	149	29,506
Regions Financial Corp.	15,752	293,145
Reinsurance Group of America Inc.	484	68,486
RenaissanceRe Holdings Ltd.	176	23,206
ResMed Inc.	2,200	232,716
Robert Half International Inc.	1,848	140,004
Rockwell Automation Inc.	2,178	408,506
Rollins Inc.	1,496	82,190
Ross Stores Inc.	5,720	500,100
Seagate Technology PLC	4,048	213,006
SEI Investments Co.	1,980	118,681
Skyworks Solutions Inc.	2,684	253,853
Southwest Airlines Co.	2,200	127,952
Synopsys Inc.(c)	2,200	196,746
T Rowe Price Group Inc.	3,624	431,546
Tapestry Inc.	6,072	286,113
Target Corp.	7,656	617,686
TE Connectivity Ltd.	5,192	485,815
Teleflex Inc.	736	200,715
Textron Inc.	3,916	267,345
Torchmark Corp.	1,408	124,003
Tyson Foods Inc., Class A	4,268	246,050
UGI Corp.	2,244	119,246
United Rentals Inc.(c)	1,056	157,133
United Therapeutics Corp.(c)	704	86,529
Universal Health Services Inc., Class B	1,012	123,565
Unum Group	4,708	187,049
Valero Energy Corp.	6,248	739,451
Varian Medical Systems Inc.(c)	1,388	160,245
Vistra Energy Corp.(c)	4,752	107,395
Voya Financial Inc.	2,508	126,704
Waters Corp.(c)	1,276	251,717
WR Berkley Corp.	1,320	100,069
WW Grainger Inc.	792	274,476
XL Group Ltd.	3,828	215,248
Zions BanCorp.	2,596	134,213

		36,436,863

Total Common Stocks — 98.1% (Cost: $63,209,280)		65,990,712

Preferred Stocks

Brazil — 0.3%
Itausa-Investimentos Itau SA, Preference Shares, NVS	81,776	226,826

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	11,748	48,788

20	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	1,144	$64,625
Porsche Automobil Holding SE, Preference Shares, NVS	2,376	160,964

		225,589
South Korea — 0.7%
Samsung Electronics Co. Ltd., Preference Shares, NVS	13,244	452,852

Total Preferred Stocks — 1.4% (Cost: $979,610)		954,055

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(e)(f)(g)	288,429	288,516
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(e)(f)	28,840	28,840

		317,356

Total Short-Term Investments — 0.5% (Cost: $317,306)		317,356

Total Investments in Securities — 100.0% (Cost: $64,506,196)		67,262,123

Other Assets, Less Liabilities — (0.0)%		(11,966)

Net Assets — 100.0%		$67,250,157

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	247,268	41,161	(b)	—	288,429	$288,516	$3,550	(c)	$(17)		$47
BlackRock Cash Funds: Treasury, SL Agency Shares	7,882	20,958	(b)	—	28,840	28,840	732		—		—
iShares MSCI India ETF	5,409	7,509		(12,918)	—	—	1,595		14,374		(30,042)

						$317,356	$5,877		$14,357		$(29,995)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor Global ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$65,989,832	$—	$880	$65,990,712
Preferred Stocks	954,055	—	—	954,055
Money Market Funds	317,356	—	—	317,356

	$67,261,243	$—	$880	$67,262,123

See notes to financial statements.

22	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2018	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.5%
Bendigo & Adelaide Bank Ltd.	317,702	$2,765,664
BlueScope Steel Ltd.	364,571	4,786,249
Caltex Australia Ltd.	142,782	3,456,053
CIMIC Group Ltd.	46,305	1,663,670
Cochlear Ltd.	38,875	5,877,037
Dexus	666,670	4,995,672
Flight Centre Travel Group Ltd.	36,866	1,863,894
Fortescue Metals Group Ltd.	981,014	3,186,979
GPT Group (The)	1,185,825	4,548,758
Harvey Norman Holdings Ltd.	368,362	972,133
LendLease Group	365,054	5,462,902
Medibank Pvt Ltd.	1,451,440	3,355,691
Mirvac Group	2,609,214	4,422,492
REA Group Ltd.	34,761	2,243,027
Rio Tinto Ltd.	245,237	14,803,504

		64,403,725
Belgium — 1.7%
Ageas	127,427	6,836,053
Colruyt SA	42,650	2,551,024
Proximus SADP	50,230	1,230,090
UCB SA	70,833	6,088,231

		16,705,398
Canada — 5.9%
CAE Inc.	177,832	3,701,419
CI Financial Corp.	167,607	2,926,042
Constellation Software Inc./Canada	13,317	9,645,415
Empire Co. Ltd., Class A, NVS	91,576	1,886,381
Husky Energy Inc.	194,693	3,307,688
Industrial Alliance Insurance & Financial Services Inc.	69,866	2,870,838
Linamar Corp.	30,115	1,375,067
Magna International Inc.	216,590	13,181,714
Methanex Corp.	36,225	2,500,137
Metro Inc.	159,622	5,377,128
Teck Resources Ltd., Class B	331,928	8,650,013
West Fraser Timber Co. Ltd.	41,584	2,580,635

		58,002,477
Denmark — 1.6%
H Lundbeck A/S	40,699	2,948,596
Orsted A/S(a)	121,809	7,518,307
Tryg A/S	76,585	1,875,158
William Demant Holding A/S(b)	71,222	3,407,157

		15,749,218
Finland — 0.5%
Elisa OYJ	97,160	4,225,564
Orion OYJ, Class B	11,753	405,122

		4,630,686
France — 10.1%
Amundi SA(a)	39,085	2,699,983
Arkema SA, NVS	44,797	5,621,482
Atos SE	58,191	7,819,724
AXA SA, NVS	758,584	19,171,762
BioMerieux, NVS	27,641	2,302,705
Cie. Generale des Etablissements Michelin SCA, NVS	103,185	13,292,555
CNP Assurances, NVS	110,110	2,576,685
Faurecia SA, NVS	46,400	3,156,441
Ipsen SA, NVS	25,486	4,238,900
Peugeot SA, NVS	347,383	10,002,873

Security	Shares	Value

France (continued)
Renault SA, NVS	114,978	$10,128,768
SCOR SE	108,985	4,239,972
Societe BIC SA, NVS	7,730	739,387
Thales SA, NVS	65,493	8,617,056
Ubisoft Entertainment SA, NVS(b)	45,223	4,997,122

		99,605,415
Germany — 4.8%
Covestro AG(a)	113,554	10,908,127
Deutsche Lufthansa AG, Registered	150,733	4,232,765
Fraport AG Frankfurt Airport Services Worldwide	15,191	1,517,564
Hannover Rueck SE	40,716	5,430,934
HUGO BOSS AG	42,219	3,807,626
METRO AG(c)	112,898	1,394,938
MTU Aero Engines AG	22,171	4,695,355
OSRAM Licht AG	57,786	2,581,447
RTL Group SA	26,250	1,958,006
TUI AG	285,116	6,099,958
Uniper SE	135,162	4,220,926

		46,847,646
Hong Kong —7.0%
ASM Pacific Technology Ltd.	163,200	1,964,311
Hang Lung Group Ltd.	363,000	1,073,205
HK Electric Investments & HK Electric Investments Ltd.(a)	2,030,000	2,074,715
Hongkong Land Holdings Ltd.	723,000	5,256,210
Hysan Development Co. Ltd.	388,000	2,123,650
Kerry Properties Ltd.	363,000	1,838,789
Link REIT	1,270,500	12,596,280
Minth Group Ltd.(c)	472,000	1,780,417
NWS Holdings Ltd.	1,122,000	2,027,483
Sino Land Co. Ltd.	2,244,000	3,854,790
Sun Hung Kai Properties Ltd.	770,000	12,069,350
Swire Pacific Ltd., Class A	355,000	3,849,869
Swire Properties Ltd.	753,400	2,966,690
Techtronic Industries Co. Ltd.	816,000	4,544,223
WH Group Ltd.(a)	5,674,500	4,555,711
Wharf Holdings Ltd. (The)	748,000	2,473,586
Wheelock & Co. Ltd.	363,000	2,571,991
Yue Yuen Industrial Holdings Ltd.	561,000	1,508,458

		69,129,728
Israel — 1.2%
Bank Hapoalim BM	678,190	4,792,112
Bank Leumi Le-Israel BM	864,233	5,412,487
Mizrahi Tefahot Bank Ltd.	91,479	1,776,772

		11,981,371
Italy —1.5%
Fiat Chrysler Automobiles NV(b)	575,105	9,823,021
Moncler SpA	102,738	4,534,270

		14,357,291
Japan — 25.9%
Aeon Mall Co. Ltd.	77,200	1,347,586
Air Water Inc.	112,200	2,040,729
Alfresa Holdings Corp.	115,800	2,765,172
ANA Holdings Inc.	72,600	2,659,103
Asahi Glass Co. Ltd.	108,900	4,543,175
Asahi Kasei Corp.	756,900	10,078,251
Astellas Pharma Inc.	161,500	2,622,175
Bank of Kyoto Ltd. (The)	41,514	2,006,349
Brother Industries Ltd.	154,400	3,135,172
Chiba Bank Ltd. (The)	384,600	2,734,872

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daicel Corp.	193,000	$2,117,241
Daifuku Co. Ltd.	74,800	3,264,231
Daito Trust Construction Co. Ltd.	41,000	6,836,386
Disco Corp.	10,716	1,815,995
Electric Power Development Co. Ltd.	36,300	980,950
Hikari Tsushin Inc.	7,400	1,239,503
Hisamitsu Pharmaceutical Co. Inc.	36,300	2,646,132
Hitachi Chemical Co. Ltd.	77,200	1,522,759
Hitachi High-Technologies Corp.	38,600	1,572,414
Hitachi Ltd.	3,005,000	20,901,313
Hitachi Metals Ltd.	21,300	229,859
Idemitsu Kosan Co. Ltd.	81,000	3,639,718
Inpex Corp.	610,600	6,712,018
ITOCHU Corp.	873,700	15,454,047
Japan Airlines Co. Ltd.	77,200	2,843,448
JSR Corp.	113,300	2,167,012
JXTG Holdings Inc.	1,930,700	14,134,435
Kajima Corp.	385,000	2,995,667
Kakaku.com Inc.	70,700	1,485,496
Kamigumi Co. Ltd.	74,800	1,560,950
Kaneka Corp.	89,000	780,758
Koito Manufacturing Co. Ltd.	77,200	4,944,828
Konami Holdings Corp.	57,900	2,715,517
Konica Minolta Inc.	277,600	2,482,380
Kose Corp.	2,500	477,711
Kuraray Co. Ltd.	231,600	3,258,621
Kurita Water Industries Ltd.	36,300	1,057,156
Marubeni Corp.	985,900	7,493,333
Maruichi Steel Tube Ltd.	38,600	1,325,862
Medipal Holdings Corp.	115,800	2,345,172
Mitsubishi Gas Chemical Co. Inc.	115,800	2,575,862
Mitsubishi Tanabe Pharma Corp.	143,600	2,683,680
Nabtesco Corp.	74,800	2,308,683
NEC Corp.	163,500	4,527,872
Nexon Co. Ltd.(b)	261,800	3,753,698
NH Foods Ltd.	74,800	2,966,875
Nippon Electric Glass Co. Ltd.	38,548	1,241,429
Nippon Express Co. Ltd.	37,400	2,438,985
Nisshin Seifun Group Inc.	126,000	2,459,443
Obayashi Corp.	428,700	4,461,636
Obic Co. Ltd.	37,400	3,200,750
Oracle Corp. Japan	12,900	1,080,954
Otsuka Corp.	77,200	3,006,896
Pola Orbis Holdings Inc.	36,300	1,404,136
Sekisui Chemical Co. Ltd.	225,500	4,024,915
Shimamura Co. Ltd.	3,300	308,362
Sompo Holdings Inc.	196,000	7,938,753
Stanley Electric Co. Ltd.	77,200	2,700,000
Sumitomo Dainippon Pharma Co. Ltd.	107,300	2,073,342
Sumitomo Heavy Industries Ltd.	77,200	2,668,965
Sumitomo Rubber Industries Ltd.	115,800	1,909,655
Sundrug Co. Ltd.	40,400	1,613,257
Suzuken Co. Ltd./Aichi Japan	38,600	1,684,483
Taisei Corp.	119,200	6,612,757
Taisho Pharmaceutical Holdings Co. Ltd.	12,000	1,353,940
Teijin Ltd.	112,200	2,084,831
THK Co. Ltd.	74,800	2,021,351
Tokyo Gas Co. Ltd.	217,800	5,299,074
Toppan Printing Co. Ltd.	386,000	2,962,069
Tosoh Corp.	156,700	2,547,740

Security	Shares	Value

Japan (continued)
Toyo Seikan Group Holdings Ltd.	75,900	$1,391,342
Toyo Suisan Kaisha Ltd.	73,200	2,641,844
Toyoda Gosei Co. Ltd.	53,500	1,347,776
Yamada Denki Co. Ltd.(c)	447,100	2,212,734
Yamaguchi Financial Group Inc.	83,100	939,830
Yamazaki Baking Co. Ltd.	70,700	1,752,658
Yokogawa Electric Corp.	154,400	2,732,414

		253,866,487
Netherlands — 3.3%
Aegon NV	1,093,108	7,216,070
AerCap Holdings NV(b)	26,721	1,499,850
Koninklijke Ahold Delhaize NV	316,356	8,052,667
Koninklijke Vopak NV	46,655	2,198,833
NN Group NV	194,809	8,620,553
Randstad NV	74,614	4,737,015

		32,324,988
Norway — 0.4%
Orkla ASA	452,501	3,832,260

Singapore — 1.1%
City Developments Ltd.	272,900	2,006,706
ComfortDelGro Corp. Ltd.	1,263,200	2,180,651
Singapore Airlines Ltd.	287,200	2,080,212
UOL Group Ltd.	299,200	1,575,894
Venture Corp. Ltd.	179,900	2,204,313
Yangzijiang Shipbuilding Holdings Ltd.	1,410,800	979,362

		11,027,138
Spain — 4.6%
Amadeus IT Group SA	268,754	22,955,269
International Consolidated Airlines Group SA	396,437	3,685,762
Mapfre SA	605,414	1,904,793
Repsol SA	855,477	16,991,148

		45,536,972
Sweden — 1.3%
Boliden AB	175,751	5,240,596
ICA Gruppen AB	53,887	1,788,966
Kinnevik AB, Class B	107,619	3,719,764
L E Lundbergforetagen AB, Class B	50,384	1,648,014

		12,397,340
Switzerland — 7.4%
Adecco Group AG, Registered	98,497	6,067,017
Baloise Holding AG, Registered	27,213	4,252,375
Barry Callebaut AG, Registered	1,496	2,553,778
Coca-Cola HBC AG	113,903	4,084,933
Kuehne + Nagel International AG, Registered	35,301	5,646,377
Pargesa Holding SA, Bearer	24,316	2,036,158
Partners Group Holding AG	10,707	8,138,402
SGS SA, Registered	3,429	8,956,964
Sonova Holding AG, Registered	33,165	6,123,800
Swiss Life Holding AG, Registered	20,484	7,359,756
Swiss Re AG	190,218	17,442,414

		72,661,974
United Kingdom — 14.0%
3i Group PLC	640,470	7,961,138
Admiral Group PLC	134,562	3,496,699
Anglo American PLC	686,286	15,599,291
Ashtead Group PLC	306,079	9,399,099
Babcock International Group PLC	163,577	1,533,333
Barratt Developments PLC	611,715	4,284,910

24	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Berkeley Group Holdings PLC	80,638	$3,948,654
BHP Billiton PLC	234,363	5,394,093
Burberry Group PLC	245,112	6,774,549
Carnival PLC	95,722	5,556,180
Croda International PLC	86,135	5,807,565
Direct Line Insurance Group PLC	902,493	4,071,246
easyJet PLC	80,329	1,705,967
Intertek Group PLC	103,660	7,995,393
Investec PLC	417,703	3,023,435
J Sainsbury PLC	1,040,346	4,462,486
Johnson Matthey PLC	118,969	5,867,768
Meggitt PLC	482,898	3,611,885
Mondi PLC	227,153	6,248,391
Pearson PLC	453,648	5,502,046
Persimmon PLC	190,277	6,194,972
Royal Mail PLC	559,569	3,441,796
Smiths Group PLC	255,615	5,411,793
Taylor Wimpey PLC	2,037,325	4,675,473
Wm Morrison Supermarkets PLC	1,491,332	5,111,696

		137,079,858

Total Common Stocks — 98.8% (Cost: $948,350,853)		970,139,972

Preferred Stocks

Germany — 0.9%
Fuchs Petrolub SE, Preference Shares, NVS	45,846	2,589,842
Porsche Automobil Holding SE, Preference Shares, NVS	91,713	6,213,182

		8,803,024

Total Preferred Stocks — 0.9% (Cost: $9,703,371)		8,803,024

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(d)(e)(f)	2,341,708	$2,342,410
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(d)(e)	738,966	738,966

		3,081,376

Total Short-Term Investments — 0.3% (Cost: $3,080,990)		3,081,376

Total Investments in Securities — 100.0% (Cost: $961,135,214)		982,024,372

Other Assets, Less Liabilities — (0.0)%		(397,720)

Net Assets — 100.0%		$981,626,652

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	272,171	2,069,537	2,341,708	$2,342,410	$60,083	(b)	$(97)	$363
BlackRock Cash Funds: Treasury, SL Agency Shares	940	738,026	738,966	738,966	9,924		—	—

				$3,081,376	$70,007		$(97)	$363

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor Intl ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$970,139,972	$—	$—	$970,139,972
Preferred Stocks	8,803,024	—	—	8,803,024
Money Market Funds	3,081,376	—	—	3,081,376

	$982,024,372	$—	$—	$982,024,372

See notes to financial statements.

26	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2018	iShares Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.9%
Abacus Property Group	26,708	$74,257
Ausdrill Ltd.	27,170	36,862
Australian Pharmaceutical Industries Ltd.	33,704	42,344
Aventus Retail Property Fund Ltd.	17,418	29,652
Beach Energy Ltd.	140,535	199,545
Bingo Industries Ltd.	27,160	55,928
BWP Trust	31,209	76,794
Cedar Woods Properties Ltd.	3,228	14,758
Centuria Industrial REIT	16,554	32,488
Charter Hall Group	39,025	194,085
Collins Foods Ltd.	10,225	39,603
Costa Group Holdings Ltd.	20,484	119,843
Credit Corp. Group Ltd.	3,951	60,447
Cromwell Property Group	94,276	77,794
CSR Ltd.	40,984	129,182
Elders Ltd.	8,186	45,702
Folkestone Education Trust	16,890	34,152
GDI Property Group	43,437	41,010
Genworth Mortgage Insurance Australia Ltd.	19,738	39,471
GWA Group Ltd.	14,450	35,127
IDP Education Ltd.	11,434	83,130
Inghams Group Ltd.(a)	16,168	44,111
Integrated Research Ltd.	6,339	12,017
Investa Office Fund	36,745	140,952
Japara Healthcare Ltd.	13,864	19,119
Kogan.com Ltd.	3,783	13,218
McMillan Shakespeare Ltd.	6,561	79,258
Mineral Resources Ltd.	12,015	147,824
Monadelphous Group Ltd.	7,381	80,879
Myer Holdings Ltd.	59,741	20,651
Northern Star Resources Ltd.	48,023	257,042
OFX Group Ltd.	16,787	21,777
OZ Minerals Ltd.	22,290	157,253
Pinnacle Investment Management Group Ltd.	6,755	31,084
Pro Medicus Ltd.	2,604	16,261
Quintis Ltd.(a)(b)(c)	9,815	—
RCR Tomlinson Ltd.	13,460	28,017
Regis Resources Ltd.	38,202	126,661
Resolute Mining Ltd.	59,770	56,652
Sandfire Resources NL	13,092	71,826
Saracen Mineral Holdings Ltd.(c)	61,842	86,200
SG Fleet Group Ltd.	6,096	16,042
Sigma Healthcare Ltd.	86,853	31,638
Sirtex Medical Ltd.	4,442	104,844
SmartGroup Corp. Ltd.	6,878	62,175
St. Barbara Ltd.	41,567	127,312
Tassal Group Ltd.	15,173	47,149
Virtus Health Ltd.	3,820	15,960
Westgold Resources Ltd.(c)	17,038	20,139
Whitehaven Coal Ltd.	55,457	223,861

		3,522,096
Austria — 0.7%
EVN AG	2,840	56,556
FACC AG	1,589	35,362
POLYTEC Holding AG	1,464	23,091
S IMMO AG	3,696	80,436
S&TAG	3,308	94,054

		289,499

Security	Shares	Value

Belgium — 2.1%
Aedifica SA	1,447	$138,154
AGFA-Gevaert NV(c)	14,306	68,395
Barco NV	659	93,453
Befimmo SA	1,266	76,138
Elia System Operator SA/NV	2,470	154,038
EVS Broadcast Equipment SA	1,222	28,510
Gimv NV	2,235	132,845
Melexis NV	1,680	156,370
Orange Belgium SA	2,754	44,210
Recticel SA	2,261	26,085
Sioen Industries NV	184	5,813
Van de Velde NV	58	2,036

		926,047
Canada — 7.4%
AGF Management Ltd., Class B, NVS	6,106	30,718
Alacer Gold Corp.(c)	23,862	51,683
Altus Group Ltd./Canada(a)	3,353	72,107
Aphria Inc.(a)(c)	10,056	88,897
Canaccord Genuity Group Inc.	8,557	47,583
Canfor Corp.(c)	5,408	118,461
Canfor Pulp Products Inc.	2,324	48,640
Cascades Inc.	5,491	52,590
Celestica Inc.(c)	10,229	120,831
Centerra Gold Inc.(c)	16,543	75,091
China Gold International Resources Corp. Ltd.(c)	21,718	37,865
Computer Modelling Group Ltd.	5,149	39,507
Dream Global REIT	4,824	51,612
Dream Industrial REIT	3,120	24,874
Dream Office REIT	2,282	42,029
Enerflex Ltd.	7,135	80,721
Enerplus Corp.	20,083	261,758
Equitable Group Inc.(a)	928	44,903
Evertz Technologies Ltd.	2,100	25,629
Exco Technologies Ltd.	684	4,912
FirstService Corp.	2,742	227,300
Genworth MI Canada Inc.	2,924	102,834
Gluskin Sheff +Associates Inc.	2,403	31,006
Granite REIT	1,988	82,391
Interfor Corp.(c)	5,382	84,988
InterRent REIT	3,482	28,936
Just Energy Group Inc.	7,266	27,457
Kirkland Lake Gold Ltd.	14,150	308,974
Labrador Iron Ore Royalty Corp.	5,206	99,242
Magellan Aerospace Corp.	1,237	14,983
Martinrea International Inc.	7,298	78,865
Medical Facilities Corp.	2,806	31,465
Morguard REIT	1,839	18,545
Morneau Shepell Inc.	3,894	83,951
Neo Performance Materials Inc.	927	12,111
OceanaGold Corp.	47,538	146,046
Parex Resources Inc.(c)	12,036	212,248
Rogers Sugar Inc.	8,325	34,783
Silvercorp Metals Inc.(a)	14,897	40,275
Transcontinental Inc., Class A	5,548	131,797
Valener Inc.	2,023	31,402
Wajax Corp.	1,442	27,334
Western Forest Products Inc.	33,987	63,171
WestJet Airlines Ltd.	1,839	25,876

		3,266,391

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) July 31, 2018	iShares Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China — 0.2%
K Wah International Holdings Ltd.	96,000	$55,541
TK Group Holdings Ltd.	30,000	24,927
Xin Point Holdings Ltd.(a)	15,000	8,984

		89,452
Denmark — 2.5%
Alm Brand A/S	5,460	56,767
Ambu A/S, Series B	11,641	458,163
GN Store Nord A/S	11,057	527,909
NNIT A/S(d)	1,070	27,795
Per Aarsleff Holding A/S	1,479	52,844

		1,123,478
Finland — 0.7%
Atria OYJ	214	2,374
DNA OYJ	4,621	91,645
Ferratum OYJ	890	18,473
Finnair OYJ	4,253	39,636
F-Secure OYJ	8,775	37,373
Lehto Group OYJ	1,559	18,569
Ponsse OYJ	618	22,380
Ramirent OYJ	5,611	56,230

		286,680
France — 2.4%
ABC arbitrage	1,562	13,049
AKWEL, NVS	868	21,632
Albioma SA	2,465	54,857
Assystem, NVS	720	23,546
Aubay, NVS	371	16,278
Boiron SA, NVS	639	50,467
Bonduelle SCA, NVS	1,023	37,226
Cie. des Alpes	638	22,096
Derichebourg SA, NVS	7,717	46,772
Devoteam SA, NVS	459	56,068
Eramet, NVS	737	73,212
Esso SA Francaise	30	1,613
Gaztransport Et Technigaz SA	1,524	99,946
Groupe Crit, NVS	143	12,131
Groupe Guillin, NVS	407	13,358
Guerbet, NVS(a)	459	31,955
IPSOS, NVS	2,835	94,935
Kaufman & Broad SA, NVS	1,620	82,908
LNA Sante SA, NVS	487	31,112
Mersen SA, NVS	1,334	55,254
Neopost SA	2,887	74,652
Oeneo SA, NVS	700	8,436
Plastivaloire	416	7,301
Synergie SA, NVS	743	34,730
Trigano SA, NVS	624	89,804

		1,053,338
Germany —3.9%
AIXTRON SE(c)	9,003	129,621
Amadeus Fire AG	543	58,769
Basler AG(a)	90	20,008
Bauer AG	791	17,529
bet-at-home.com AG	200	13,853
Borussia Dortmund GmbH & Co. KGaA	5,293	38,273
CANCOM SE	2,636	142,739
Cewe Stiftung & Co. KGAA	506	46,357
Deutsche Beteiligungs AG	1,075	46,853
Deutz AG	8,645	78,645

Security	Shares	Value

Germany (continued)
Elmos Semiconductor AG	1,016	$27,401
Grammer AG, NVS(c)	565	39,665
Hamburger Hafen und Logistik AG	2,053	47,394
Hornbach Holding AG & Co. KGaA	452	31,467
Hypoport AG(c)	259	50,972
Isra Vision AG	1,345	82,778
Jenoptik AG	4,168	167,566
Nemetschek SE	124	17,236
OHB SE	439	15,281
RIB Software SE(a)	2,820	62,691
Siltronic AG	1,680	293,182
STRATEC Biomedical AG	425	35,853
Surteco Group SE	217	6,348
VERBIO Vereinigte BioEnergie AG(a)	1,341	9,712
Wacker Neuson SE	2,427	62,701
Washtec AG	949	82,945
Wuestenrot & Wuerttembergische AG	2,100	45,850
XING SE	241	78,532

		1,750,221
Hong Kong — 2.4%
Agritrade Resources Ltd.	225,000	49,031
Champion REIT	149,000	101,395
CITIC Telecom International Holdings Ltd.	96,000	27,159
CSI Properties Ltd.	300,000	16,821
Emperor Capital Group Ltd.	180,000	10,896
Emperor International Holdings Ltd.	60,000	17,204
Fairwood Holdings Ltd.	8,000	30,482
Giordano International Ltd.	96,000	54,440
Great Eagle Holdings Ltd.	15,000	73,880
IT Ltd.	30,000	19,842
Lai Sun Development Co. Ltd.	19,200	32,835
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	63,500	26,137
Nameson Holdings Ltd.	30,000	5,161
NewOcean Energy Holdings Ltd.(c)	70,000	17,306
Prosperity REIT	113,000	46,944
Regal Hotels International Holdings Ltd.	30,000	17,165
Regal REIT	90,000	27,067
Sa Sa International Holdings Ltd.	90,000	47,941
Shun Tak Holdings Ltd.	120,000	48,629
SITC International Holdings Co. Ltd.	108,000	104,874
Sun Hung Kai & Co. Ltd.	15,000	8,755
Sunlight REIT	96,000	67,041
VSTECS Holdings Ltd.	64,000	34,662
Xinyi Glass Holdings Ltd.	150,000	176,625

		1,062,292
Ireland — 0.2%
Irish Continental Group PLC	9,985	61,219
Irish Residential Properties REIT PLC	29,558	47,519

		108,738
Israel — 1.1%
Delek Automotive Systems Ltd.	791	4,178
Harel Insurance Investments & Financial Services Ltd.	9,885	75,931
Ituran Location and Control Ltd.	1,438	48,964
Matrix IT Ltd.	2,849	29,937
Migdal Insurance & Financial Holding Ltd.(c)	37,532	36,771
Nova Measuring Instruments Ltd.(c)	2,140	60,135
Phoenix Holdings Ltd. (The)	5,867	31,344
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	224	10,595

28	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
REIT 1 Ltd.	15,401	$60,388
SodaStream International Ltd.(c)	1,495	130,513

		488,756
Italy — 2.0%
Aquafil SpA	527	7,985
Ascopiave SpA	6,920	25,748
ASTM SpA	2,899	79,033
Biesse SpA	1,136	46,893
DiaSorin SpA	1,796	192,910
doBank SpA(d)	3,234	39,542
El.En. SpA	927	30,652
Falck Renewables SpA	7,930	20,969
Iren SpA	50,084	141,931
La Doria SpA	964	11,843
Prima Industrie SpA	283	12,053
Reply SpA	1,394	94,438
Saras SpA	38,251	91,749
Sesa SpA	427	15,088
Sogefi SpA(c)	2,668	6,649
Technogym SpA, NVS(d)	4,379	47,778
Vittoria Assicurazioni SpA	1,522	24,825

		890,086
Japan — 30.9%
Aisan Industry Co. Ltd.	1,500	13,628
Akita Bank Ltd. (The)	1,600	43,023
Amano Corp.	4,900	100,416
Anicom Holdings Inc.	1,500	63,248
Arata Corp.	1,500	80,668
Arcland Sakamoto Co. Ltd.	3,200	44,710
Arcland Service Holdings Co. Ltd.	1,500	28,247
AS ONE Corp.	1,600	111,631
Asahi Diamond Industrial Co. Ltd.	4,400	31,878
ASKA Pharmaceutical Co. Ltd.	1,500	17,407
Bando Chemical Industries Ltd.	1,500	16,442
Bank of Nagoya Ltd. (The)	1,600	58,246
Bank of Saga Ltd. (The)	1,600	37,349
Bank of the Ryukyus Ltd.	3,300	52,209
Belc Co. Ltd.	1,600	76,612
Belluna Co. Ltd.	3,300	38,383
BML Inc.	1,700	42,462
Broadleaf Co. Ltd.	7,400	44,688
Bunka Shutter Co. Ltd.	4,900	40,578
Canon Electronics Inc.	1,500	31,597
Cawachi Ltd.	1,600	31,345
Chori Co. Ltd.	1,600	29,659
Chubu Shiryo Co. Ltd.	1,500	21,735
Chugoku Marine Paints Ltd.	4,500	43,014
CKD Corp.	4,800	72,810
CMK Corp.	4,400	30,463
cocokara fine Inc.	1,600	93,622
Computer Engineering & Consulting Ltd.	3,000	59,362
CONEXIO Corp.	1,600	31,831
Corona Corp.	3,200	36,591
Dai-Dan Co. Ltd.	1,500	35,684
Daido Metal Co. Ltd.	1,500	15,557
Daihen Corp.	15,000	95,274
Daikyonishikawa Corp.	3,200	47,340
Daiwa Industries Ltd.	3,200	36,134
Daiwabo Holdings Co. Ltd.	1,600	82,330

Security	Shares	Value

Japan (continued)
Denyo Co. Ltd.	1,600	$24,299
Digital Arts Inc.	1,500	71,690
Doshisha Co. Ltd.	1,700	38,240
DTS Corp.	1,600	60,675
Eiken Chemical Co. Ltd.	3,200	69,723
Eizo Corp.	1,600	71,110
Elecom Co. Ltd.	1,600	37,920
en-japan Inc.	1,600	75,612
EPS Holdings Inc.	3,200	61,147
ESPEC Corp.	1,500	31,303
Exedy Corp.	3,200	102,483
F@N Communications Inc.	4,800	29,930
FCC Co. Ltd.	3,200	93,479
Ferrotec Holdings Corp.	3,000	44,676
Fuji Soft Inc.	1,500	60,836
Fujibo Holdings Inc.	100	2,792
Fujicco Co. Ltd.	1,700	37,132
Fujimi Inc.	1,600	39,750
Fujimori Kogyo Co. Ltd.	1,600	53,886
FULLCAST Holdings Co. Ltd.	1,500	37,426
Fuso Chemical Co. Ltd.	1,600	40,808
Futaba Industrial Co. Ltd.	3,000	17,474
Future Corp.	1,500	20,690
Gecoss Corp.	1,700	17,738
Geo Holdings Corp.	3,000	37,708
Godo Steel Ltd.	100	2,056
Goldcrest Co. Ltd.	1,500	25,782
G-Tekt Corp.	1,600	27,686
GungHo Online Entertainment Inc.	29,400	62,509
Hamakyorex Co. Ltd.	1,500	51,791
Haseko Corp.	21,800	288,031
Hazama Ando Corp.	13,700	108,435
Heiwado Co. Ltd.	1,500	38,230
Hibiya Engineering Ltd.	1,600	31,974
Hisaka Works Ltd.	3,200	31,131
Hogy Medical Co. Ltd.	2,300	79,516
Ichikoh Industries Ltd.	1,500	19,832
Idec Corp./Japan	1,500	29,962
Inaba Denki Sangyo Co. Ltd.	1,600	67,393
Inabata & Co. Ltd.	4,800	70,538
Ines Corp.	3,400	36,114
Iriso Electronics Co. Ltd.	1,600	93,193
Ishihara Sangyo Kaisha Ltd.(c)	3,200	39,278
Itochu Enex Co. Ltd.	4,900	47,538
Itoki Corp.	1,500	8,348
JAC Recruitment Co. Ltd.	1,500	31,973
Japan Lifeline Co. Ltd.	3,000	64,481
Japan Material Co. Ltd.	4,800	66,850
Japan Securities Finance Co. Ltd.	7,500	41,741
Japan Wool Textile Co. Ltd. (The)	4,200	36,770
JCR Pharmaceuticals Co. Ltd.	1,500	71,556
JCU Corp.	1,500	39,021
Joshin Denki Co. Ltd.	1,600	48,312
Justsystems Corp.	3,000	60,675
K&O Energy Group Inc.	1,600	26,829
Kaga Electronics Co. Ltd.	1,600	35,676
Kamei Corp.	1,700	23,737
Kanematsu Corp.	6,400	91,649
Kanematsu Electronics Ltd.	1,600	52,171
Kanto Denka Kogyo Co. Ltd.	4,200	39,209

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kasai Kogyo Co. Ltd.	1,700	$21,170
Kato Sangyo Co. Ltd.	1,700	57,558
Keihin Corp.	3,000	61,587
KH Neochem Co. Ltd.	1,600	51,456
Kitz Corp.	6,600	58,489
KLab Inc.	3,200	36,763
Koa Corp.	1,700	37,086
Kohnan Shoji Co. Ltd.	3,200	69,695
Konishi Co. Ltd.	3,200	52,828
Konoike Transport Co. Ltd.	3,200	50,770
Koshidaka Holdings Co. Ltd.	2,900	33,316
Kotobuki Spirits Co. Ltd.	1,600	74,611
Kurabo Industries Ltd.	16,000	49,884
Kureha Corp.	1,600	109,916
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,200	52,142
KYORIN Holdings Inc.	3,300	66,890
Lasertec Corp.	3,200	94,336
LEC Inc.	1,500	64,186
Leopalace21 Corp.	19,700	108,056
Maeda Kosen Co. Ltd.	1,500	28,810
Maeda Road Construction Co. Ltd.	4,500	86,792
Marudai Food Co. Ltd.	16,000	68,179
Maruwa Unyu Kikan Co. Ltd.	1,500	50,585
Marvelous Inc.	2,900	22,021
MCJ Co. Ltd.	5,600	41,272
Medical Data Vision Co. Ltd.(a)(c)	1,500	22,472
Meiko Network Japan Co. Ltd.	1,500	15,129
Melco Holdings Inc.	100	3,806
Menicon Co. Ltd.	1,500	38,539
Mimasu Semiconductor Industry Co. Ltd.	1,600	26,957
Mirait Holdings Corp.	4,500	68,983
Miroku Jyoho Service Co. Ltd.	1,600	38,406
Misawa Homes Co. Ltd.	1,500	13,092
Mitsui High-Tec Inc.(a)	1,500	19,229
Mitsui Sugar Co. Ltd.	1,600	48,455
Miyazaki Bank Ltd. (The)	1,600	48,455
Morita Holdings Corp.	3,200	65,149
Nagaileben Co. Ltd.	1,700	44,953
Nakayama Steel Works Ltd.	1,500	8,790
NEC Networks &System Integration Corp.	1,600	38,406
Neturen Co. Ltd.	3,200	29,787
Nichias Corp.	6,000	73,968
Nichiha Corp.	1,700	62,341
Nippon Ceramic Co. Ltd.	1,600	41,794
Nippon Chemi-Con Corp.	1,600	55,601
Nippon Denko Co. Ltd.(a)	8,100	24,024
Nippon Flour Mills Co. Ltd.	4,800	80,915
Nippon Light Metal Holdings Co. Ltd.	44,100	99,278
Nippon Signal Co. Ltd.	4,800	46,268
Nippon Soda Co. Ltd.	16,000	93,622
Nippon Steel & Sumikin Bussan Corp.	1,600	81,901
Nippon Valqua Industries Ltd.	1,500	49,312
Nishimatsu Construction Co. Ltd.	4,800	136,573
Nishio Rent All Co. Ltd.	1,500	47,436
Nisshin OilliO Group Ltd. (The)	1,700	47,155
Nissin Corp.	1,500	34,358
Nissin Electric Co. Ltd.	4,800	41,465
Nitta Corp.	1,600	63,105
Nitto Boseki Co. Ltd.	1,700	42,189
Nitto Kogyo Corp.	1,500	25,661

Security	Shares	Value

Japan (continued)
Nitto Kohki Co. Ltd.	1,600	$37,877
Nittoku Engineering Co. Ltd.	1,500	41,071
Nohmi Bosai Ltd.	1,500	29,922
Noritake Co. Ltd./Nagoya Japan	1,600	87,190
Oita Bank Ltd. (The)	1,600	56,316
Okinawa Electric Power Co. Inc. (The)	3,887	84,518
Okumura Corp.	3,200	104,913
Optex Group Co. Ltd.	3,000	88,038
Osaka Soda Co. Ltd.	1,600	47,311
Osaki Electric Co. Ltd.	2,900	20,984
Oyo Corp.	1,500	18,693
Pacific Industrial Co. Ltd.	3,300	53,860
Pack Corp. (The)	1,600	50,813
PALTAC Corp.	3,000	158,120
Paramount Bed Holdings Co. Ltd.	1,600	67,536
PC Depot Corp.(a)	3,200	15,465
Pepper Food Service Co. Ltd.	1,500	54,605
Press Kogyo Co. Ltd.	8,000	50,313
Prestige International Inc.	4,500	52,300
Prima Meat Packers Ltd.	16,000	80,186
Proto Corp.	1,700	20,867
Raito Kogyo Co. Ltd.	4,800	52,442
Retail Partners Co. Ltd.	1,500	20,475
Riken Keiki Co. Ltd.	1,500	32,361
Ryobi Ltd.	1,700	56,571
Ryoyo Electro Corp.	1,600	25,685
S Foods Inc.	1,600	62,676
Sakai Chemical Industry Co. Ltd.	1,600	44,595
Sakai Moving Service Co. Ltd.	1,500	79,194
Sakata INX Corp.	3,300	47,345
San-Ai Oil Co. Ltd.	4,900	62,684
Sanki Engineering Co. Ltd.	3,200	32,732
Sanyo Chemical Industries Ltd.	1,600	73,897
Seikagaku Corp.	3,000	41,004
Seiren Co. Ltd.	3,300	58,990
Sekisui Jushi Corp.	3,200	57,488
Sekisui Plastics Co. Ltd.	1,500	13,762
Shibuya Corp.	1,600	51,170
Shikoku Bank Ltd. (The)	3,200	40,993
Shikoku Chemicals Corp.	3,200	45,624
Shin-Etsu Polymer Co. Ltd.	3,400	30,525
Shinko Electric Industries Co. Ltd.	5,900	56,291
Shinko Plantech Co. Ltd.	3,300	31,101
Shinnihon Corp.	1,500	18,934
Shinoken Group Co. Ltd.	3,000	52,743
Shizuoka Gas Co. Ltd.	4,900	45,524
Shoei Foods Corp.	1,500	51,858
Showa Corp.	4,400	73,740
Showa Sangyo Co. Ltd.	3,200	84,188
Sinko Industries Ltd.	1,500	27,577
Sintokogio Ltd.	4,800	44,252
Sodick Co. Ltd.	3,300	29,981
Solasto Corp.	4,500	43,215
St. Marc Holdings Co. Ltd.	1,500	36,435
Sumitomo Densetsu Co. Ltd.	1,600	27,615
Sumitomo Mitsui Construction Co. Ltd.	13,740	107,524
Sumitomo Seika Chemicals Co. Ltd.	1,500	74,638
Sun Frontier Fudousan Co. Ltd.	1,700	20,381
Sushiro Global Holdings Ltd.	1,500	83,214
Systena Corp.	4,500	54,873

30	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tachi-S Co. Ltd.	1,800	$30,070
Taihei Dengyo Kaisha Ltd.	1,500	38,565
Taiho Kogyo Co. Ltd.	1,600	17,938
Takasago International Corp.	1,600	54,529
Takuma Co. Ltd.	6,400	78,213
Tamron Co. Ltd.	1,500	28,153
Tamura Corp.	5,900	38,898
Tanseisha Co. Ltd.	3,200	39,192
Tateru Inc.	1,500	24,951
Tatsuta Electric Wire and Cable Co. Ltd.	3,200	18,153
Tayca Corp.	1,500	31,316
Teikoku Sen-I Co. Ltd.	1,600	34,304
T-Gaia Corp.	2,300	55,599
TKC Corp.	1,600	59,460
TOC Co. Ltd.	4,800	35,591
Tocalo Co. Ltd.	4,900	55,855
Tochigi Bank Ltd. (The)	9,900	36,437
Toho Holdings Co. Ltd.(a)	4,800	117,835
Toho Zinc Co. Ltd.	1,500	55,409
Tokai Carbon Co. Ltd.(a)	15,400	282,164
Tokai Corp./Gifu	1,700	37,162
TOKAI Holdings Corp.	7,400	73,114
Tokyo Seimitsu Co. Ltd.	3,200	108,201
Topre Corp.	3,200	84,045
Topy Industries Ltd.	1,600	43,738
Tosei Corp.	3,000	29,426
Toshiba TEC Corp.	15,000	87,100
Towa Bank Ltd. (The)	3,300	35,229
Towa Pharmaceutical Co. Ltd.	1,500	83,214
Toyo Construction Co. Ltd.	8,000	34,090
TPR Co. Ltd.	1,600	40,465
Tsukishima Kikai Co. Ltd.	1,500	20,167
Tsurumi Manufacturing Co. Ltd.	1,600	30,831
Unipres Corp.	3,200	64,720
UT Group Co. Ltd.(c)	1,600	55,601
Vector Inc.(a)	2,300	49,600
Vital KSK Holdings Inc.	4,800	49,527
Wakita & Co. Ltd.	3,300	39,562
Warabeya Nichiyo Holdings Co. Ltd.	1,600	32,746
Yahagi Construction Co. Ltd.	3,200	26,500
Yakuodo Co. Ltd.	1,600	54,887
YAMABIKO Corp.	3,000	39,235
Yamagata Bank Ltd. (The)	3,000	67,724
YA-MAN Ltd.	1,900	30,077
Yamazen Corp.	4,800	48,926
Yellow Hat Ltd.	1,600	46,168
Yodogawa Steel Works Ltd.	1,600	41,880
Yondoshi Holdings Inc.	1,600	36,105
Yorozu Corp.	1,600	25,385
Yuasa Trading Co. Ltd.	1,600	52,028
Yume No Machi Souzou Iinkai Co. Ltd.	1,500	34,371
Yurtec Corp.	2,900	23,808

		13,704,118
Netherlands — 3.9%
AMG Advanced Metallurgical Group NV	2,104	124,566
ASM International NV	3,728	215,655
ASR Nederland NV	11,729	525,611
BE Semiconductor Industries NV	6,237	135,736
BinckBank NV	2,924	17,722
Euronext NV(d)	4,427	275,307

Security	Shares	Value

Netherlands (continued)
ForFarmers NV	2,370	$26,954
Kendrion NV	1,275	55,197
NSI NV	1,341	52,327
SIF Holding NV	603	12,530
Signify NV(d)	8,949	248,367
Vastned Retail NV	829	37,683

		1,727,655
New Zealand — 0.6%
Air New Zealand Ltd.	41,386	91,430
Metlifecare Ltd.	14,927	62,701
Summerset Group Holdings Ltd.	18,677	98,289
Tourism Holdings Ltd.	5,565	23,111

		275,531
Norway — 3.0%
Atea ASA	6,968	99,723
Austevoll Seafood ASA	7,423	108,239
Bakkafrost P/F	3,321	204,421
Borregaard ASA	8,253	78,404
BW Offshore Ltd.(c)	7,113	38,720
DNO ASA(c)	50,296	106,644
Kongsberg Automotive ASA(c)	37,140	43,306
Kvaerner ASA(c)	7,806	14,065
Norway Royal Salmon ASA(a)	1,109	28,177
Norwegian Property ASA	4,261	6,014
Ocean Yield ASA	2,774	22,778
Odfjell Drilling Ltd.(c)	4,181	16,088
Salmar ASA	4,048	206,790
Selvaag Bolig ASA	1,658	9,046
SpareBank 1 Nord Norge	6,890	52,432
Subsea 7 SA	746	10,827
TGS NOPEC Geophysical Co. ASA	7,851	299,690

		1,345,364
Singapore — 0.4%
Accordia Golf Trust	96,600	42,222
Best World International Ltd.	19,600	18,285
QAF Ltd.	11,300	7,180
Riverstone Holdings Ltd./Singapore	24,800	20,040
Yanlord Land Group Ltd.	61,200	68,335

		156,062
Spain — 1.0%
eDreams ODIGEO SA(c)	4,417	19,975
Ence Energia y Celulosa SA	10,104	95,405
Ercros SA	7,553	43,144
Faes Farma SA	23,007	100,544
Fluidra SA	3,923	55,265
Miquel y Costas & Miquel SA	835	31,020
Papeles y Cartones de Europa SA	3,903	76,264
Talgo SA(d)	5,706	30,577

		452,194
Sweden — 1.4%
Bilia AB, Class A	212	1,812
BioGaia AB, Class B	1,405	68,998
Biotage AB	4,329	54,491
Capio AB(d)	7,258	43,367
Granges AB	5,899	73,918
Investment AB Oresund(c)	2,914	48,287
New Wave Group AB, Class B	4,553	27,515
Nolato AB, Class B	1,646	147,618
Paradox Interactive AB	1,654	36,256

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Probi AB(c)	501	$19,158
SAS AB(c)	14,117	27,747
Vitrolife AB	5,370	69,990

		619,157
Switzerland — 5.9%
ALSO Holding AG, Registered	471	51,572
APG SGA SA	113	40,178
Ascom Holding AG, Registered	2,474	44,982
Autoneum Holding AG	248	56,764
Bachem Holding AG, Class B, Registered	407	57,556
Bell Food Group AG, Registered(c)	113	33,044
BKW AG	1,282	86,503
Bobst Group SA Registered, Registered	710	65,836
Bossard Holding AG, Class A, Registered	504	101,105
Burkhalter Holding AG	336	29,697
Comet Holding AG, Registered	588	58,087
Feintool International Holding AG, Registered	80	8,970
Galenica AG(d)	3,071	175,574
GAM Holding AG	12,056	122,143
Gurit Holding AG, Bearer	32	27,927
Inficon Holding AG, Registered	135	63,327
Intershop Holdings AG	45	22,955
Kardex AG Bearer, Registered	520	79,838
Komax Holding AG, Registered	319	89,449
LEM Holding SA, Registered	31	42,273
Logitech International SA, Registered	12,358	544,501
Orior AG	438	37,783
Rieter Holding AG, Registered(a)	248	37,826
Schweiter Technologies AG, Bearer	80	87,919
Siegfried Holding AG, Registered	287	123,932
Swissquote Group Holding SA, Registered	726	47,667
Tecan Group AG, Registered	949	240,989
VAT Group AG(d)	1,692	222,695
Zehnder Group AG, Registered	520	22,638

		2,623,730
United Kingdom — 18.9%
888 Holdings PLC	25,377	82,954
Abcam PLC	14,880	288,489
Acacia Mining PLC(c)	9,738	15,622
Advanced Medical Solutions Group PLC	15,756	74,508
Alliance Pharma PLC	21,155	25,863
Beazley PLC	42,086	309,708
Bellway PLC	9,759	373,416
Biffa PLC(d)	19,691	59,667
Bovis Homes Group PLC	11,027	166,850
Brewin Dolphin Holdings PLC	24,201	111,427
Centamin PLC	86,811	135,511
Central Asia Metals PLC	10,168	32,078
Chemring Group PLC	23,794	71,319
CMC Markets PLC(d)	10,194	26,343
Computacenter PLC	4,575	93,980
Conviviality PLC,NVS(b)(c)	10,851	—
Costain Group PLC	8,955	51,274
Crest Nicholson Holdings plc	20,826	104,029
Dart Group PLC	7,794	94,110
Debenhams PLC	62,981	9,922
Dechra Pharmaceuticals PLC	7,983	312,685
Diploma PLC	9,261	159,869
EI Group PLC(c)	38,521	77,311

Security	Shares	Value

United Kingdom (continued)
Electrocomponents PLC	35,038	$329,817
EMIS Group PLC	4,463	53,392
EnQuest PLC(c)	86,690	41,051
Equiniti Group PLC(d)	25,839	72,534
esure Group PLC	23,397	62,610
Evraz PLC	27,877	203,682
Ferrexpo PLC	24,153	61,813
Forterra PLC(d)	16,935	66,199
Frontier Developments PLC(c)	1,487	22,042
Games Workshop Group PLC	2,348	92,246
GB Group PLC	11,028	78,116
Go-Ahead Group PLC (The)	3,181	64,343
Gocompare.Com Group PLC	27,035	43,123
Greggs PLC	8,258	114,174
Gulf Keystone Petroleum Ltd.(c)	17,492	58,969
Halfords Group PLC	12,659	54,267
Hansteen Holdings PLC	21,887	31,581
Hostelworld Group PLC(d)	8,102	30,927
Hotel Chocolat Group Ltd.	3,353	14,954
Ibstock PLC(d)	32,974	106,231
IG Group Holdings PLC	29,526	356,517
International Personal Finance PLC	18,439	58,098
iomart Group PLC	6,442	33,125
IQE PLC(a)(c)	57,388	74,451
John Laing Group PLC(d)	30,789	117,770
John Menzies PLC	6,784	57,665
Jupiter Fund Management PLC	9,020	51,824
Kainos Group PLC	5,540	26,888
KCOM Group PLC	39,418	48,242
Keller Group PLC	5,966	84,363
Keywords Studios PLC	4,253	101,870
Lookers PLC	23,417	32,253
Marshalls PLC	16,485	93,633
Moneysupermarket.com Group PLC	43,000	177,169
NEX Group PLC	25,500	337,841
Northgate PLC	10,815	61,995
Numis Corp. PLC	2,776	15,494
On the Beach Group PLC(d)	7,997	46,523
Oxford Instruments PLC	4,410	55,187
Pagegroup PLC	26,205	205,731
Patisserie Holdings PLC	2,382	13,529
Pendragon PLC	120,449	36,893
Photo-Me International PLC	21,216	30,947
Plus500 Ltd.	6,437	156,716
Polypipe Group PLC	16,406	80,831
Premier Foods PLC(a)(c)	57,338	30,950
QinetiQ Group PLC	45,503	161,517
Redde PLC	26,405	57,428
Redrow PLC	18,104	127,526
Renishaw PLC	2,928	210,092
RPS Group PLC	19,164	61,715
Sabre Insurance Group PLC(c)(d)	12,549	45,762
Safestore Holdings PLC	16,283	119,612
Savills PLC	11,835	137,548
Scapa Group PLC	10,981	62,428
Schroder REIT Ltd.	38,808	31,918
Softcat PLC	8,990	95,285
Staffline Group PLC	1,599	22,905
Standard Life Investment Property Income Trust Ltd.	28,408	34,991
Stobart Group Ltd.	25,095	77,358

32	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Stock Spirits Group PLC	14,628	$41,447
Superdry PLC	3,888	63,445
Telecom Plus PLC	5,028	68,065
Telford Homes PLC	5,796	31,172
Vesuvius PLC	3,744	31,162
Watkin Jones PLC	15,370	39,638
WH Smith PLC	8,992	227,059

		8,413,584

Total Common Stocks — 99.5% (Cost: $41,524,740)		44,174,469

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	768	58,993
STO SE & Co. KGaA, Preference Shares, NVS	248	31,919

		90,912
Italy — 0.1%
Danieli & C Officine Meccaniche SpA RSP, Preference Shares, NVS	3,396	59,602

Total Preferred Stocks — 0.3% (Cost: $163,868)		150,514

Warrants

Australia — 0.0%
Westgold Resources Ltd. (Expires 06/30/19)(c)	1,386	155

Total Warrants — 0.0% (Cost: $0)		155

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(e)(f)(g)	965,460	$965,750
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(e)(f)	8,025	8,025

		973,775

Total Short-Term Investments — 2.2% (Cost: $973,635)		973,775

Total Investments in Securities — 102.0% (Cost: $42,662,243)		45,298,913

Other Assets, Less Liabilities — (2.0)%		(882,314)

Net Assets — 100.0%		$44,416,599

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	383,314	582,146	965,460	$965,750	$27,123	(b)	$(132)	$120
BlackRock Cash Funds: Treasury, SL Agency Shares	5,155	2,870	8,025	8,025	405		—	—

				$973,775	$27,528		$(132)	$120

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor Intl Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$44,106,787	$67,682	$0	(a)	$44,174,469
Preferred Stocks	150,514	—	—		150,514
Warrants	155	—	—		155
Money Market Funds	973,775	—	—		973,775

	$45,231,231	$67,682	$0	(a)	$45,298,913

(a)	Rounds to less than $1.

See notes to financial statements.

34	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2018	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Huntington Ingalls Industries Inc.	20,150	$4,695,957
L3 Technologies Inc.	35,268	7,562,870
Textron Inc.	118,022	8,057,362

		20,316,189
Airlines — 1.0%
Delta Air Lines Inc.	79,729	4,338,852
Southwest Airlines Co.	66,328	3,857,636
United Continental Holdings Inc.(a)	32,089	2,579,956

		10,776,444
Auto Components — 1.5%
Autoliv Inc.	39,211	4,017,559
BorgWarner Inc.	94,948	4,369,507
Goodyear Tire & Rubber Co. (The)	108,451	2,625,599
Lear Corp.	30,181	5,436,503

		16,449,168
Automobiles — 1.8%
General Motors Co.	531,237	20,139,195

Banks — 2.0%
Citizens Financial Group Inc.	219,729	8,740,819
East West Bancorp. Inc.	65,174	4,219,365
Regions Financial Corp.	506,144	9,419,340

		22,379,524
Biotechnology — 0.2%
United Therapeutics Corp.(a)	19,455	2,391,214

Building Products — 0.6%
AO Smith Corp.	65,610	3,905,763
Owens Corning	50,371	3,134,084

		7,039,847
Capital Markets — 2.2%
Eaton Vance Corp., NVS	54,208	2,880,071
Raymond James Financial Inc.	56,127	5,140,672
SEI Investments Co.	60,294	3,614,022
T Rowe Price Group Inc.	110,220	13,124,998

		24,759,763
Chemicals — 2.7%
Celanese Corp., Series A	61,152	7,222,663
Eastman Chemical Co.	64,473	6,680,692
LyondellBasell Industries NV, Class A	151,207	16,752,223

		30,655,578
Commercial Services & Supplies — 0.9%
Republic Services Inc.	104,531	7,576,407
Rollins Inc.	44,129	2,424,447

		10,000,854
Communications Equipment — 1.6%
F5 Networks Inc.(a)	27,880	4,778,074
Juniper Networks Inc.	155,046	4,083,912
Motorola Solutions Inc.	72,726	8,821,664

		17,683,650
Construction & Engineering — 0.3%
Jacobs Engineering Group Inc.	54,949	3,716,201

Consumer Finance — 0.5%
Ally Financial Inc.	196,034	5,245,870

Security	Shares	Value

Containers & Packaging — 0.8%
Avery Dennison Corp.	39,545	$4,535,020
Packaging Corp. of America	42,543	4,803,105

		9,338,125
Electric Utilities — 4.2%
Evergy Inc.	64,136	3,597,388
Eversource Energy	120,389	7,310,020
Exelon Corp.	435,116	18,492,430
OGE Energy Corp.	90,108	3,265,514
PG&E Corp.	232,190	10,002,745
Pinnacle West Capital Corp.	50,392	4,053,029

		46,721,126
Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics Inc.(a)	39,563	3,000,458
Avnet Inc.	54,106	2,372,548
CDW Corp./DE	69,012	5,803,219
Flex Ltd.(a)	238,030	3,322,899
FLIR Systems Inc.	62,689	3,673,576
IPG Photonics Corp.(a)	17,052	2,797,210
TE Connectivity Ltd.	158,355	14,817,277
Trimble Inc.(a)	111,950	3,951,835

		39,739,022
Equity Real Estate Investment Trusts (REITs) — 4.2%
Camden Property Trust	41,839	3,873,873
HCP Inc.	84,073	2,177,491
Host Hotels & Resorts Inc.	330,994	6,931,014
Kimco Realty Corp.	191,865	3,202,227
Liberty Property Trust	66,521	2,851,090
National Retail Properties Inc.	69,493	3,100,083
Public Storage	70,621	15,383,372
Realty Income Corp.	116,237	6,482,538
VEREIT Inc.	438,623	3,346,693

		47,348,381
Food & Staples Retailing — 0.4%
Walmart Inc.	55,195	4,925,050

Food Products — 1.9%
Bunge Ltd.	63,321	4,377,381
Ingredion Inc.	32,572	3,299,544
JM Smucker Co. (The)	51,227	5,692,344
Tyson Foods Inc., Class A	132,090	7,614,988

		20,984,257
Gas Utilities — 0.8%
Atmos Energy Corp.	48,316	4,438,791
UGI Corp.	77,251	4,105,118

		8,543,909
Health Care Equipment & Supplies — 2.4%
Align Technology Inc.(a)	34,326	12,242,368
ResMed Inc.	63,260	6,691,643
Teleflex Inc.	10,770	2,937,087
Varian Medical Systems Inc.(a)	41,076	4,742,224

		26,613,322
Health Care Providers & Services — 10.7%
Aetna Inc.	63,442	11,951,838
Anthem Inc.	105,971	26,810,663
Centene Corp.(a)	78,756	10,264,270
Cigna Corp.	109,513	19,648,822
Express Scripts Holding Co.(a)	254,454	20,218,915
Humana Inc.	62,086	19,506,180

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Quest Diagnostics Inc.	61,153	$6,587,401
Universal Health Services Inc., Class B	39,498	4,822,706

		119,810,795
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	155,553	9,214,960
Royal Caribbean Cruises Ltd.	22,385	2,524,132

		11,739,092
Household Durables — 0.7%
Garmin Ltd.	50,932	3,180,704
NVR Inc.(a)	1,575	4,346,102

		7,526,806
Insurance — 6.5%
Aflac Inc.	351,397	16,354,016
Alleghany Corp.	6,873	4,324,973
American Financial Group Inc./OH	33,896	3,819,740
Athene Holding Ltd., Class A, NVS(a)	49,223	2,257,859
Everest Re Group Ltd.	18,404	4,018,514
Fidelity National Financial Inc.	123,794	5,013,657
Lincoln National Corp.	98,403	6,701,244
Loews Corp.	126,017	6,399,143
Principal Financial Group Inc.	130,604	7,585,480
Reinsurance Group of America Inc.	29,086	4,115,669
Torchmark Corp.	48,868	4,303,805
Unum Group	99,769	3,963,822
WR Berkley Corp.	43,324	3,284,393

		72,142,315
Internet & Direct Marketing Retail — 0.7%
Amazon.com Inc.(a)	4,637	8,241,989

Internet Software & Services — 0.5%
Akamai Technologies Inc.(a)	76,274	5,740,381

IT Services — 5.3%
Accenture PLC, Class A	168,402	26,831,491
Broadridge Financial Solutions Inc.	52,598	5,942,522
DXC Technology Co.	128,812	10,915,529
Jack Henry & Associates Inc.	34,815	4,689,580
Mastercard Inc., Class A	42,504	8,415,792
Total System Services Inc.	28,825	2,638,641

		59,433,555
Life Sciences Tools & Services — 1.5%
Agilent Technologies Inc.	145,510	9,609,480
Waters Corp.(a)(b)	35,518	7,006,636

		16,616,116
Machinery — 1.5%
AGCO Corp.	28,600	1,802,372
Cummins Inc.	70,968	10,134,940
IDEX Corp.	34,510	5,300,046

		17,237,358
Metals & Mining — 0.9%
Nucor Corp.	143,356	9,594,817

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	176,519	3,436,825

Multi-Utilities — 2.6%
Ameren Corp.	109,390	6,788,743
Consolidated Edison Inc.	139,956	11,046,727

Security	Shares	Value

Multi-Utilities (continued)
Public Service Enterprise Group Inc.	226,080	$11,656,685

		29,492,155
Multiline Retail — 2.9%
Kohl’s Corp.	75,749	5,595,579
Macy’s Inc.	137,425	5,459,895
Nordstrom Inc.	52,616	2,757,605
Target Corp.	232,833	18,784,966

		32,598,045
Oil, Gas & Consumable Fuels — 6.9%
Andeavor	32,456	4,870,347
Antero Resources Corp.(a)	92,828	1,906,687
HollyFrontier Corp.	75,968	5,665,694
Marathon Petroleum Corp.	214,646	17,349,836
Phillips 66	198,538	24,487,677
Valero Energy Corp.	195,340	23,118,489

		77,398,730
Professional Services — 0.6%
ManpowerGroup Inc.	29,849	2,783,718
Robert Half International Inc.	56,062	4,247,257

		7,030,975
Real Estate Management & Development — 1.0%
CBRE Group Inc., Class A(a)	145,407	7,241,268
Jones Lang LaSalle Inc.	20,463	3,499,378

		10,740,646
Road & Rail — 3.1%
AMERCO	3,089	1,164,800
Kansas City Southern	46,472	5,403,299
Knight-Swift Transportation Holdings Inc.	60,245	1,960,975
Norfolk Southern Corp.	128,045	21,639,605
Old Dominion Freight Line Inc.	27,854	4,088,967

		34,257,646
Semiconductors & Semiconductor Equipment — 6.0%
Applied Materials Inc.	185,762	9,033,606
Intel Corp.	280,425	13,488,443
KLA-Tencor Corp.	70,613	8,291,378
Marvell Technology Group Ltd.	201,283	4,289,341
Micron Technology Inc.(a)	449,835	23,746,790
Skyworks Solutions Inc.	82,285	7,782,515

		66,632,073
Software — 4.1%
CA Inc.	140,982	6,232,814
Intuit Inc.	109,699	22,404,924
Microsoft Corp.	103,732	11,003,890
Synopsys Inc.(a)	67,055	5,996,729

		45,638,357
Specialty Retail — 1.1%
Best Buy Co. Inc.	118,619	8,899,984
Gap Inc. (The)	105,235	3,174,940

		12,074,924
Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	111,175	21,155,491
Hewlett Packard Enterprise Co.	706,532	10,908,854
NetApp Inc.	120,795	9,364,029
Seagate Technology PLC	121,997	6,419,482
Western Digital Corp.	39,108	2,743,426
Xerox Corp.	103,431	2,686,103

		53,277,385

36	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica Inc.(a)	45,788	$5,492,271
Michael Kors Holdings Ltd.(a)	68,607	4,578,145
Ralph Lauren Corp.	24,998	3,374,230

		13,444,646
Trading Companies & Distributors — 0.5%
United Rentals Inc.(a)	38,064	5,663,923

Total Common Stocks — 99.9% (Cost: $1,036,732,847)		1,115,536,243

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)(e)	4,886	4,887
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(c)(d)	1,323,484	1,323,484

		1,328,371

Total Short-Term Investments — 0.1% (Cost: $1,328,370)		1,328,371

Total Investments in Securities — 100.0% (Cost: $1,038,061,217)		1,116,864,614

Other Assets, Less Liabilities — 0.0%		359,197

Net Assets — 100.0%		$1,117,223,811

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,635,498	(2,630,612)	4,886	$4,887	$12,714	(b)	$220		$1
BlackRock Cash Funds: Treasury, SL Agency Shares	779,979	543,505	1,323,484	1,323,484	16,409		—		—

				$1,328,371	$29,123		$220		$1

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,115,536,243	$—	$—	$1,115,536,243
Money Market Funds	1,328,371	—	—	1,328,371

	$1,116,864,614	$—	$—	$1,116,864,614

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments July 31, 2018	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
AAR Corp.	7,108	$336,990
National Presto Industries Inc.	1,052	131,132

		468,122
Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings Inc.(a)	1,370	91,858
Forward Air Corp.	6,370	407,043

		498,901
Airlines — 0.2%
Hawaiian Holdings Inc.	2,854	114,445
SkyWest Inc.	2,791	167,181

		281,626
Auto Components — 0.9%
Cooper Tire & Rubber Co.	11,097	316,819
Cooper-Standard Holdings Inc.(a)	3,885	523,698
Standard Motor Products Inc.	4,381	213,530
Stoneridge Inc.(a)	5,768	196,112
Tower International Inc.	4,433	143,186

		1,393,345
Automobiles — 0.2%
Winnebago Industries Inc.	6,507	259,629

Banks — 7.0%
1st Source Corp.	3,912	221,263
Arrow Financial Corp.	2,859	110,643
BancFirst Corp.	3,440	213,624
Bancorp. Inc. (The)(a)	10,865	105,499
Berkshire Hills Bancorp. Inc.	8,294	336,736
Blue Hills Bancorp. Inc.	5,740	125,706
Bryn Mawr Bank Corp.	3,773	184,311
Camden National Corp.	3,354	154,619
Carolina Financial Corp.	4,303	179,650
Central Pacific Financial Corp.	2,718	74,908
City Holding Co.	3,212	258,502
CoBiz Financial Inc.	8,344	182,734
Community Trust Bancorp. Inc.	3,437	167,812
ConnectOne Bancorp. Inc.	6,577	163,110
Enterprise Financial Services Corp.	5,098	286,762
FB Financial Corp.	1,654	70,394
Fidelity Southern Corp.	4,637	110,963
Financial Institutions Inc.	3,083	97,731
First BanCorp./Puerto Rico(a)	43,699	359,206
First Bancorp./Southern Pines NC	5,988	248,023
First Commonwealth Financial Corp.	20,940	353,258
First Community Bancshares Inc./VA	3,304	107,479
First Financial Corp./IN	2,503	128,654
First Mid-Illinois Bancshares Inc.	1,989	80,177
Great Southern Bancorp. Inc.	2,337	138,000
Green Bancorp. Inc.	5,119	124,392
Guaranty Bancorp	5,483	164,764
Hancock Whitney Corp.	18,330	921,082
Hanmi Financial Corp.	7,188	180,059
Heartland Financial USA Inc.	4,945	290,519
Heritage Commerce Corp.	7,844	119,464
Heritage Financial Corp./WA	6,907	242,090
HomeTrust Bancshares Inc.(a)	4,304	125,246
Horizon Bancorp Inc./IN	7,792	163,710
Independent Bank Corp./MI	4,699	115,126
Independent Bank Corp./Rockland MA	5,402	477,537

Security	Shares	Value

Banks (continued)
Lakeland Bancorp. Inc.	9,778	$189,693
Lakeland Financial Corp.	5,119	248,220
Mercantile Bank Corp.	3,224	114,516
National Bank Holdings Corp., Class A	5,552	219,748
Nicolet Bankshares Inc.(a)	1,942	107,490
OFG Bancorp	9,802	163,203
Opus Bank	5,193	146,962
Peapack Gladstone Financial Corp.	3,428	112,713
Peoples Bancorp. Inc./OH	3,572	129,378
People’s Utah Bancorp	3,236	117,629
Popular Inc.	4,430	219,861
Preferred Bank/Los Angeles CA	2,943	183,172
QCR Holdings Inc.	2,965	128,829
Republic Bancorp. Inc./KY, Class A	2,249	107,660
S&T Bancorp. Inc.	7,068	316,364
Sandy Spring Bancorp. Inc.	5,119	200,204
State Bank Financial Corp.	7,508	236,127
TriCo Bancshares	4,450	172,749
Triumph Bancorp. Inc.(a)	4,068	156,008
Univest Corp. of Pennsylvania	6,163	168,250
WesBanco Inc.	8,069	394,332

		11,216,861
Beverages — 0.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	1,893	520,480
MGP Ingredients Inc.	2,602	213,546

		734,026
Biotechnology — 1.2%
Concert Pharmaceuticals Inc.(a)	2,977	47,602
Emergent BioSolutions Inc.(a)	9,165	498,118
Enanta Pharmaceuticals Inc.(a)	3,120	304,262
MiMedx Group Inc.(a)(b)	22,756	96,713
Myriad Genetics Inc.(a)	15,021	657,169
PDL BioPharma Inc.(a)	33,465	83,997
PTC Therapeutics Inc.(a)	1,668	63,501
Vanda Pharmaceuticals Inc.(a)	8,997	187,587

		1,938,949
Building Products — 0.1%
Armstrong Flooring Inc.(a)	4,469	58,410
CSW Industrials Inc.(a)	3,446	186,945

		245,355
Capital Markets — 3.2%
Arlington Asset Investment Corp., Class A(b)	6,397	67,296
Artisan Partners Asset Management Inc., Class A	10,743	370,096
Blucora Inc.(a)	9,478	329,360
BrightSphere Investment Group PLC	17,787	253,465
Cohen &Steers Inc.	4,531	189,804
Cowen Inc.(a)(b)	5,315	83,446
Diamond Hill Investment Group Inc.	721	138,245
Evercore Inc., Class A	8,867	1,001,971
Federated Investors Inc., Class B	16,987	411,085
GAMCO Investors Inc., Class A	1,113	27,257
Houlihan Lokey Inc.	5,723	281,343
Janus Henderson Group PLC	40,936	1,332,467
Piper Jaffray Companies	3,106	240,249
Pzena Investment Management Inc., Class A	4,292	41,847
Waddell & Reed Financial Inc., Class A	17,944	371,620
Westwood Holdings Group Inc.	1,715	100,105

		5,239,656

38	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals — 1.7%
AdvanSix Inc.(a)	6,574	$266,050
American Vanguard Corp.	5,900	128,030
Chase Corp.	1,622	200,317
FutureFuel Corp.	5,682	78,184
Hawkins Inc.	2,089	77,920
Innophos Holdings Inc.	4,207	190,072
Innospec Inc.	5,243	424,421
Kronos Worldwide Inc.	5,008	113,882
Quaker Chemical Corp.	2,861	507,942
Rayonier Advanced Materials Inc.	11,173	201,561
Stepan Co.	4,360	381,849
Tredegar Corp.	5,474	142,597
Venator Materials PLC(a)	5,998	87,691

		2,800,516
Commercial Services & Supplies — 2.1%
ACCO Brands Corp.	23,180	296,704
Brady Corp., Class A, NVS	10,138	387,778
Casella Waste Systems Inc., Class A(a)	8,406	231,669
Ennis Inc.	5,675	123,431
Heritage-Crystal Clean Inc.(a)(b)	2,985	71,939
Interface Inc.	12,972	290,573
Kimball International Inc., Class B, NVS	8,033	129,733
McGrath RentCorp	5,186	307,945
SP Plus Corp.(a)	4,864	189,696
Steelcase Inc., Class A	18,456	253,770
Tetra Tech Inc.	12,011	730,269
Viad Corp.	4,401	252,617
VSE Corp.	1,875	80,813

		3,346,937
Communications Equipment — 1.4%
CalAmp Corp.(a)	7,674	174,660
Comtech Telecommunications Corp.	5,092	171,091
Extreme Networks Inc.(a)	24,807	210,860
InterDigital Inc./PA	7,446	613,923
NETGEAR Inc.(a)	6,752	444,619
Oclaro Inc.(a)	36,475	308,578
Ubiquiti Networks Inc.(a)(b)	5,017	414,304

		2,338,035
Construction & Engineering — 0.9%
MYR Group Inc.(a)	3,548	130,886
Quanta Services Inc.(a)	33,161	1,129,795
Tutor Perini Corp.(a)	8,636	159,766

		1,420,447
Construction Materials — 0.0%
U.S. Lime & Minerals Inc.	481	37,374

Consumer Finance — 0.6%
EZCORP Inc., Class A, NVS(a)(b)	11,540	132,133
Green Dot Corp., Class A(a)	9,141	725,064
World Acceptance Corp.(a)	1,481	147,967

		1,005,164
Diversified Consumer Services — 1.9%
Adtalem Global Education Inc.(a)(b)	13,024	710,459
American Public Education Inc.(a)	3,535	155,894
Cambium Learning Group Inc.(a)	3,617	42,898
Capella Education Co.	2,466	256,464
Career Education Corp.(a)	14,911	274,362
Carriage Services Inc.	3,220	80,468
Grand Canyon Education Inc.(a)	10,398	1,211,679

Security	Shares	Value

Diversified Consumer Services (continued)
K12 Inc.(a)	7,601	$124,352
Strategic Education Inc.	2,279	268,557

		3,125,133
Diversified Financial Services — 0.2%
FGL Holdings(a)	30,686	276,788

Diversified Telecommunication Services — 0.6%
Iridium Communications Inc.(a)(b)	17,981	311,071
Vonage Holdings Corp.(a)(b)	46,734	598,663

		909,734
Electric Utilities — 2.2%
ALLETE Inc.	11,425	885,780
El Paso Electric Co.	8,976	559,205
Hawaiian Electric Industries Inc.	24,517	862,263
Otter Tail Corp.	8,100	392,040
Portland General Electric Co.	19,574	887,876

		3,587,164
Electrical Equipment — 0.3%
Encore Wire Corp.	4,517	220,204
Powell Industries Inc.	1,944	71,248
Sunrun Inc.(a)	15,546	219,820

		511,272
Electronic Equipment, Instruments & Components — 6.9%
Anixter International Inc.(a)	6,727	490,398
AVX Corp.	10,893	226,357
Badger Meter Inc.	6,275	327,241
Benchmark Electronics Inc.	10,707	259,109
Control4 Corp.(a)(b)	5,300	134,779
CTS Corp.	6,759	235,889
Daktronics Inc.	8,191	70,361
Electro Scientific Industries Inc.(a)	6,886	124,155
ePlus Inc.(a)	3,003	296,246
Fabrinet(a)	8,034	314,290
FARO Technologies Inc.(a)	3,617	235,467
II-VI Inc.(a)	12,769	500,545
Insight Enterprises Inc.(a)	7,725	388,336
KEMET Corp.(a)	10,980	285,370
Kimball Electronics Inc.(a)	5,769	117,399
Littelfuse Inc.	5,344	1,158,686
Mesa Laboratories Inc.	737	149,043
Methode Electronics Inc.	8,226	322,870
MTS Systems Corp.	2,502	136,422
National Instruments Corp.	26,848	1,176,211
Novanta Inc.(a)	7,071	440,877
OSI Systems Inc.(a)	3,893	310,506
Park Electrochemical Corp.	4,150	91,756
PC Connection Inc.	2,617	88,585
Plexus Corp.(a)	7,254	431,033
Rogers Corp.(a)	3,947	460,102
Sanmina Corp.(a)	15,397	448,053
ScanSource Inc.(a)	5,535	228,319
Tech Data Corp.(a)	7,818	652,099
TTM Technologies Inc.(a)	19,500	338,520
Vishay Intertechnology Inc.	28,399	709,975

		11,148,999
Energy Equipment & Services — 0.6%
Exterran Corp.(a)	6,929	192,072
Mammoth Energy Services Inc.(a)	1,935	72,021
Matrix Service Co.(a)	5,799	115,690

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
McDermott International Inc.(a)	17,981	$323,838
Natural Gas Services Group Inc.(a)(b)	2,801	61,902
NCS Multistage Holdings Inc.(a)(b)	2,399	38,048
Newpark Resources Inc.(a)	19,579	216,348

		1,019,919
Equity Real Estate Investment Trusts (REITs) — 4.5%
Agree Realty Corp.	6,439	342,812
Alexander & Baldwin Inc.	10,050	240,697
CBL & Associates Properties Inc.	37,347	203,541
Chesapeake Lodging Trust	12,991	415,972
Community Healthcare Trust Inc.	3,926	117,780
CoreCivic Inc.	25,427	651,948
Getty Realty Corp.	7,261	208,028
InfraREIT Inc.	9,444	197,852
LaSalle Hotel Properties	24,351	844,249
LTC Properties Inc.	457	19,272
New York REIT Inc.(a)	3,058	56,298
One Liberty Properties Inc.	3,083	83,118
Park Hotels & Resorts Inc.(b)	43,185	1,350,827
Pebblebrook Hotel Trust	14,843	572,198
PS Business Parks Inc.	4,402	562,443
Tier REIT Inc.	10,328	245,496
Universal Health Realty Income Trust	2,819	189,747
Urstadt Biddle Properties Inc., Class A	6,441	143,377
Washington Prime Group Inc.	29,336	235,568
Xenia Hotels & Resorts Inc.	22,978	560,433

		7,241,656
Food & Staples Retailing — 0.5%
Chefs’ Warehouse Inc. (The)(a)(b)	4,746	127,905
Ingles Markets Inc., Class A	2,631	78,272
United Natural Foods Inc.(a)(b)	10,857	349,595
Village Super Market Inc., Class A	2,211	59,542
Weis Markets Inc.	2,905	148,533

		763,847
Food Products — 0.7%
Fresh Del Monte Produce Inc.	6,929	251,523
John B Sanfilippo & Son Inc.	1,794	137,905
Landec Corp.(a)	5,490	76,860
Sanderson Farms Inc.	4,426	446,273
Seaboard Corp.	62	225,556

		1,138,117
Gas Utilities — 0.2%
Chesapeake Utilities Corp.	3,603	302,112

Health Care Equipment & Supplies — 8.3%
Abaxis Inc.	4,883	405,289
AngioDynamics Inc.(a)	8,071	170,621
Anika Therapeutics Inc.(a)	3,170	126,895
Atrion Corp.	328	225,664
Avanos Medical Inc.(a)	10,176	561,715
AxoGen Inc.(a)	6,311	283,522
Cantel Medical Corp.	8,094	750,395
Cardiovascular Systems Inc.(a)	7,154	271,351
CONMED Corp.	5,616	415,584
CryoLife Inc.(a)	6,774	201,865
Cutera Inc.(a)	2,932	117,280
Globus Medical Inc., Class A(a)	15,602	803,191
Haemonetics Corp.(a)	11,575	1,130,183
Heska Corp.(a)	1,470	147,368

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ICU Medical Inc.(a)(b)	3,556	$1,019,861
Integer Holdings Corp.(a)	6,176	441,275
iRhythm Technologies Inc.(a)(b)	2,064	155,935
Lantheus Holdings Inc.(a)	6,327	91,425
LeMaitre Vascular Inc.	3,550	127,800
LivaNova PLC(a)	9,233	1,016,830
Masimo Corp.(a)	10,581	1,051,963
Meridian Bioscience Inc.	9,307	147,051
Merit Medical Systems Inc.(a)	10,886	591,110
Neogen Corp.(a)	11,230	925,352
OraSure Technologies Inc.(a)	13,136	220,553
Orthofix International NV(a)	3,969	240,085
Penumbra Inc.(a)	3,749	533,295
Quidel Corp.(a)	6,375	432,608
STAAR Surgical Co.(a)	6,657	205,368
Surmodics Inc.(a)	2,847	167,404
Tactile Systems Technology Inc.(a)	3,173	152,526
Varex Imaging Corp.(a)	8,126	310,738

		13,442,102
Health Care Providers & Services — 5.7%
Addus HomeCare Corp.(a)	1,770	117,086
Amedisys Inc.(a)	6,268	586,873
AMN Healthcare Services Inc.(a)	10,300	623,150
BioTelemetry Inc.(a)	6,910	362,775
Chemed Corp.	3,545	1,120,326
CorVel Corp.(a)	2,419	138,730
Diplomat Pharmacy Inc.(a)	10,754	223,468
Ensign Group Inc. (The)	10,548	380,466
LHC Group Inc.(a)	6,079	523,280
LifePoint Health Inc.(a)	8,391	543,737
Magellan Health Inc.(a)	5,176	376,554
MEDNAX Inc.(a)	20,171	863,117
National HealthCare Corp.	2,316	166,937
National Research Corp.	2,388	90,625
Owens & Minor Inc.	13,279	250,575
Providence Service Corp. (The)(a)	2,720	190,618
RadNet Inc.(a)	8,982	120,359
Tivity Health Inc.(a)	8,581	289,180
Triple-S Management Corp., Class B(a)	5,991	212,740
U.S. Physical Therapy Inc.	2,820	295,395
WellCare Health Plans Inc.(a)	6,220	1,663,352

		9,139,343
Health Care Technology — 1.1%
Computer Programs & Systems Inc.	2,639	82,337
HealthStream Inc.	5,533	155,367
HMS Holdings Corp.(a)	17,843	426,983
Omnicell Inc.(a)	8,378	498,491
Quality Systems Inc.(a)	10,300	207,339
Tabula Rasa HealthCare Inc.(a)	3,452	201,044
Vocera Communications Inc.(a)	5,900	178,062

		1,749,623
Hotels, Restaurants & Leisure — 0.4%
International Speedway Corp., Class A	5,276	228,451
Monarch Casino & Resort Inc.(a)	2,559	121,987
Ruth’s Hospitality Group Inc.	7,311	211,653
Speedway Motorsports Inc.	3,021	53,321

		615,412
Household Durables — 1.3%
Beazer Homes USA Inc.(a)(b)	6,900	88,389

40	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Cavco Industries Inc.(a)	1,818	$386,234
Ethan Allen Interiors Inc.	5,761	129,623
Hamilton Beach Brands Holding Co., Class A	1,494	37,948
Hooker Furniture Corp.	2,481	111,769
iRobot Corp.(a)(b)	6,011	476,372
La-Z-Boy Inc.	10,253	312,716
TopBuild Corp.(a)(b)	7,647	568,019

		2,111,070
Household Products — 0.3%
Central Garden & Pet Co.(a)	2,450	105,766
Central Garden & Pet Co., Class A, NVS(a)	7,789	312,495

		418,261
Industrial Conglomerates — 0.2%
Raven Industries Inc.	7,727	299,808

Insurance — 4.1%
American Equity Investment Life Holding Co.	18,369	656,324
American National Insurance Co.	1,915	247,016
Argo Group International Holdings Ltd.	6,317	395,138
Assured Guaranty Ltd.	24,979	972,183
CNO Financial Group Inc.	35,900	730,565
Crawford & Co., Class A, NVS	4,419	37,473
Donegal Group Inc., Class A	2,622	38,307
EMC Insurance Group Inc.	2,296	61,464
Employers Holdings Inc.	6,785	315,163
FBL Financial Group Inc., Class A	2,601	212,502
First American Financial Corp.	19,675	1,101,800
Global Indemnity Ltd.	986	40,180
HCI Group Inc.	1,587	67,908
Heritage Insurance Holdings Inc.(b)	4,887	83,910
Independence Holding Co.	1,270	44,132
Kinsale Capital Group Inc.	4,095	242,526
National Western Life Group Inc., Class A	548	177,552
Navigators Group Inc. (The)	4,185	252,565
Protective Insurance Corp., Class B	3,244	75,747
Stewart Information Services Corp.	4,536	206,116
Third Point Reinsurance Ltd.(a)	18,516	233,302
United Insurance Holdings Corp.	5,544	115,093
Universal Insurance Holdings Inc.	7,132	316,661

		6,623,627
Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com Inc., Class A(a)	5,633	81,678
Duluth Holdings Inc., Class B(a)	4,094	94,244
Nutrisystem Inc.	6,511	260,440
PetMed Express Inc.	4,437	164,746

		601,108
Internet Software & Services — 0.9%
Carbonite Inc.(a)	5,009	171,809
Limelight Networks Inc.(a)	23,755	105,947
LivePerson Inc.(a)	12,199	283,017
QuinStreet Inc.(a)	8,015	106,279
Shutterstock Inc.(a)	4,119	189,762
SPS Commerce Inc.(a)	3,720	319,139
TechTarget Inc.(a)	4,449	126,440
XO Group Inc.(a)	5,261	148,255

		1,450,648
IT Services — 2.3%
CACI International Inc., Class A(a)	5,378	942,226
Convergys Corp.	19,716	485,014

Security	Shares	Value

IT Services (continued)
CSG Systems International Inc.	7,202	$292,905
ExlService Holdings Inc.(a)	7,358	438,831
Hackett Group Inc. (The)	5,268	94,982
ManTech International Corp./VA, Class A	5,613	335,938
Net 1 UEPS Technologies Inc.(a)	12,366	115,498
Perficient Inc.(a)	7,522	197,979
Sykes Enterprises Inc.(a)	8,780	260,415
Syntel Inc.(a)	8,052	326,831
Virtusa Corp.(a)	4,965	262,301

		3,752,920
Leisure Products — 0.1%
Sturm Ruger & Co. Inc.	3,485	188,887

Life Sciences Tools & Services — 1.1%
Bruker Corp.	21,752	704,765
Cambrex Corp.(a)	7,134	445,875
Codexis Inc.(a)	10,373	149,371
Luminex Corp.	9,026	305,620
Medpace Holdings Inc.(a)	2,074	127,282

		1,732,913
Machinery — 2.4%
Alamo Group Inc.	2,126	197,718
Astec Industries Inc.	4,411	216,713
Barnes Group Inc.	10,878	738,072
Briggs & Stratton Corp.	9,247	163,579
Chart Industries Inc.(a)(b)	5,991	467,837
Gorman-Rupp Co. (The)	3,948	149,392
Greenbrier Companies Inc. (The)	6,219	352,306
Kadant Inc.	2,380	229,908
Lydall Inc.(a)	3,800	176,320
Meritor Inc.(a)	18,360	378,216
Omega Flex Inc.	660	60,905
Park-Ohio Holdings Corp.	1,799	67,373
Spartan Motors Inc.	7,203	106,244
TriMas Corp.(a)	9,843	291,353
Wabash National Corp.	12,702	251,500

		3,847,436
Media — 0.4%
Gannett Co. Inc.	24,076	254,483
Marcus Corp. (The)	4,293	165,495
MSG Networks Inc., Class A(a)	13,285	312,862

		732,840
Metals & Mining — 2.3%
Century Aluminum Co.(a)	11,350	145,393
Commercial Metals Co.	25,102	560,779
Kaiser Aluminum Corp.	3,606	402,502
Materion Corp.	4,371	274,062
Reliance Steel & Aluminum Co.	15,478	1,396,115
Ryerson Holding Corp.(a)(b)	3,746	43,266
Schnitzer Steel Industries Inc., Class A	5,827	192,000
Warrior Met Coal Inc.	7,994	206,805
Worthington Industries Inc.	9,946	465,672

		3,686,594
Mortgage Real Estate Investment — 1.1%
AG Mortgage Investment Trust Inc.	6,086	118,859
Anworth Mortgage Asset Corp.	21,221	106,954
Arbor Realty Trust Inc.	9,291	105,639
ARMOUR Residential REIT Inc.	5,498	130,687
Dynex Capital Inc.	11,488	76,395

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Exantas Capital Corp.	6,461	$67,776
MFA Financial Inc.	85,706	689,933
MTGE Investment Corp.	9,613	192,741
PennyMac Mortgage Investment Trust(c)	13,185	254,338

		1,743,322
Multi-Utilities — 0.6%
Avista Corp.	14,198	718,135
Unitil Corp.	3,566	181,545

		899,680
Multiline Retail — 0.9%
Big Lots Inc.	9,070	393,910
Dillard’s Inc., Class A(b)	2,906	233,265
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	11,073	769,573

		1,396,748
Oil, Gas & Consumable Fuels — 1.4%
Arch Coal Inc., Class A	4,294	363,229
Bonanza Creek Energy Inc.(a)	3,310	123,132
CONSOL Energy Inc.(a)	4,885	203,363
Midstates Petroleum Co. Inc.(a)	2,759	36,171
Peabody Energy Corp.	18,137	770,641
Penn Virginia Corp.(a)	2,108	178,168
Renewable Energy Group Inc.(a)	7,552	128,762
REX American Resources Corp.(a)(b)	1,277	98,329
SandRidge Energy Inc.(a)	5,344	87,214
Talos Energy Inc.(a)	4,323	160,556
W&T Offshore Inc.(a)	21,064	146,184

		2,295,749
Paper & Forest Products — 1.5%
Boise Cascade Co.	8,310	359,407
Clearwater Paper Corp.(a)	3,554	80,320
Louisiana-Pacific Corp.	31,177	839,285
Mercer International Inc.	9,306	167,043
Neenah Inc.	3,576	313,973
PH Glatfelter Co.	9,424	154,271
Resolute Forest Products Inc.(a)	12,751	129,423
Schweitzer-Mauduit International Inc.	6,615	274,456
Verso Corp., Class A(a)	7,395	154,334

		2,472,512
Personal Products — 1.0%
Medifast Inc.	2,446	419,929
Nu Skin Enterprises Inc., Class A	10,781	785,396
USANA Health Sciences Inc.(a)	2,578	340,941

		1,546,266
Pharmaceuticals — 1.1%
Amphastar Pharmaceuticals Inc.(a)	7,450	130,003
ANI Pharmaceuticals Inc.(a)	1,830	122,519
Corcept Therapeutics Inc.(a)(b)	22,111	290,317
Innoviva Inc.(a)	15,382	217,655
Intersect ENT Inc.(a)	5,911	191,221
Phibro Animal Health Corp., Series A	4,330	207,407
Supernus Pharmaceuticals Inc.(a)	11,037	584,409

		1,743,531
Professional Services — 1.7%
Barrett Business Services Inc.	1,576	144,803
CBIZ Inc.(a)	11,799	259,578
Forrester Research Inc.	2,084	96,385
GP Strategies Corp.(a)	2,979	56,303
Heidrick & Struggles International Inc.	4,055	165,850

Security	Shares	Value

Professional Services (continued)
ICF International Inc.	4,005	$294,968
Kelly Services Inc., Class A, NVS	6,800	165,172
Kforce Inc.	5,088	192,326
Korn/Ferry International	11,547	761,871
Navigant Consulting Inc.(a)	9,806	213,379
Resources Connection Inc.	6,439	102,380
TrueBlue Inc.(a)	8,854	239,501

		2,692,516
Real Estate Management & Development — 0.7%
Altisource Portfolio Solutions SA(a)	2,467	82,176
Forestar Group Inc.(a)	1,948	44,220
FRP Holdings Inc.(a)	1,559	101,335
HFF Inc., Class A	7,900	355,579
Marcus & Millichap Inc.(a)	4,143	166,590
RE/MAX Holdings Inc., Class A	3,816	193,853
RMR Group Inc. (The), Class A	1,357	117,787

		1,061,540
Road & Rail — 1.0%
ArcBest Corp.	5,535	257,654
Covenant Transportation Group Inc., Class A(a)	2,761	80,014
Heartland Express Inc.	9,887	189,732
Marten Transport Ltd.	8,841	193,176
Saia Inc.(a)	5,531	416,761
Universal Logistics Holdings Inc.	1,853	62,075
Werner Enterprises Inc.	10,133	377,454

		1,576,866
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Energy Industries Inc.(a)	8,532	522,500
Alpha & Omega Semiconductor Ltd.(a)	4,152	55,471
Amkor Technology Inc.(a)	23,479	203,798
Axcelis Technologies Inc.(a)	6,912	152,064
Brooks Automation Inc.	15,152	463,348
Cabot Microelectronics Corp.	5,503	662,836
Cirrus Logic Inc.(a)	13,638	589,980
Cohu Inc.	6,100	153,598
Diodes Inc.(a)	8,469	314,708
First Solar Inc.(a)	16,892	884,296
FormFactor Inc.(a)	15,732	203,729
Kulicke & Soffa Industries Inc.	15,203	400,751
MKS Instruments Inc.	11,751	1,108,119
Nanometrics Inc.(a)	4,868	183,329
NVE Corp.	1,046	111,734
Photronics Inc.(a)	14,979	134,811
Power Integrations Inc.	6,425	459,387
Rudolph Technologies Inc.(a)	6,818	194,995
SMART Global Holdings Inc.(a)(b)	2,118	64,663
SolarEdge Technologies Inc.(a)	6,149	327,434
Teradyne Inc.	42,167	1,823,723
Ultra Clean Holdings Inc.(a)	8,277	111,077
Xcerra Corp.(a)	10,062	143,283

		9,269,634
Software — 2.1%
Aspen Technology Inc.(a)(b)	15,464	1,481,297
Bottomline Technologies de Inc.(a)	8,758	472,056
Manhattan Associates Inc.(a)	14,622	703,611
Pegasystems Inc.	8,402	467,151
Progress Software Corp.	8,989	330,705

		3,454,820

42	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 5.0%
Aaron’s Inc.	15,224	$659,352
Abercrombie & Fitch Co., Class A	14,670	347,532
American Eagle Outfitters Inc.	36,287	913,707
Barnes & Noble Education Inc.(a)	7,661	43,055
Bed Bath & Beyond Inc.	30,736	575,685
Boot Barn Holdings Inc.(a)	6,000	140,340
Buckle Inc. (The)	6,317	151,924
Caleres Inc.	9,298	311,390
Cato Corp. (The), Class A	5,025	125,122
Chico’s FAS Inc.	27,539	239,589
Children’s Place Inc. (The)	3,765	462,718
Citi Trends Inc.	2,978	84,605
Dick’s Sporting Goods Inc.	17,911	611,482
DSW Inc., Class A	14,818	406,606
Express Inc.(a)(b)	16,998	163,691
GameStop Corp., Class A	21,899	315,565
Genesco Inc.(a)	4,290	174,603
Guess? Inc.	13,289	301,129
Haverty Furniture Companies Inc.	3,991	79,022
Hibbett Sports Inc.(a)	4,436	101,806
Office Depot Inc.	109,113	273,874
Shoe Carnival Inc.	2,565	80,464
Sleep Number Corp.(a)	8,299	236,438
Sonic Automotive Inc., Class A	5,179	105,393
Tailored Brands Inc.	10,605	213,797
Urban Outfitters Inc.(a)	16,295	723,498
Winmark Corp.	666	98,035
Zumiez Inc.(a)(b)	4,096	92,774

		8,033,196
Technology Hardware, Storage & Peripherals — 0.2%
Electronics For Imaging Inc.(a)(b)	9,837	335,638

Textiles, Apparel & Luxury Goods — 1.0%
Crocs Inc.(a)	14,843	268,807
Deckers Outdoor Corp.(a)	6,149	693,792
Movado Group Inc.	3,362	167,427
Oxford Industries Inc.	3,667	337,804
Unifi Inc.(a)	3,365	101,522
Vera Bradley Inc.(a)	4,621	61,413

		1,630,765
Thrifts & Mortgage Finance — 2.7%
BofI Holding Inc.(a)	11,389	444,399
Essent Group Ltd.(a)	5,329	204,634
Federal Agricultural Mortgage Corp., Class C, NVS	2,098	197,820
First Defiance Financial Corp.	4,386	141,054
Merchants Bancorp/IN	1,874	45,932
Meridian Bancorp. Inc.	10,976	200,861
MGIC Investment Corp.(a)	79,752	995,305
NMI Holdings Inc., Class A(a)	12,479	260,811
Northwest Bancshares Inc.	20,466	368,797
Radian Group Inc.	46,654	893,424
TrustCo Bank Corp. NY	20,765	188,962

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Walker & Dunlop Inc.	6,298	$373,219
Waterstone Financial Inc.	5,422	92,174

		4,407,392
Tobacco — 0.2%
Universal Corp./VA	5,475	378,322

Trading Companies & Distributors — 0.7%
Aircastle Ltd.	12,978	269,034
CAI International Inc.(a)(b)	3,985	91,496
H&E Equipment Services Inc.	6,921	254,624
Rush Enterprises Inc., Class A(a)	6,750	304,357
Rush Enterprises Inc., Class B(a)	919	41,346
Systemax Inc.	2,800	125,216
Titan Machinery Inc.(a)	4,066	61,559

		1,147,632
Water Utilities — 0.3%
Connecticut Water Service Inc.	2,317	149,261
Middlesex Water Co.	3,495	154,794
SJW Group	3,318	214,608

		518,663
Wireless Telecommunication Services — 0.4%
Boingo Wireless Inc.(a)	8,840	204,292
Shenandoah Telecommunications Co.	10,073	332,409
Spok Holdings Inc.	4,339	62,916

		599,617

Total Common Stocks — 99.8% (Cost: $147,552,484)		160,846,685

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)(e)	5,018,126	5,019,632
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.83%(c)(d)	213,988	213,988

		5,233,620

Total Short-Term Investments — 3.3% (Cost: $5,232,817)		5,233,620

Total Investments in Securities — 103.1% (Cost: $152,785,301)		166,080,305

Other Assets, Less Liabilities — (3.1)%		(4,948,226)

Net Assets — 100.0%		$161,132,079

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) July 31, 2018	iShares® Edge MSCI Multifactor USA Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,888,870	3,129,256	(b)	—	5,018,126	$5,019,632	$58,635	(c)	$(643)		$621
BlackRock Cash Funds: Treasury, SL Agency Shares	100,964	113,024	(b)	—	213,988	213,988	2,124		—		—
PennyMac Mortgage Investment Trust	4,068	13,310		(4,193)	13,185	254,338	16,303		3,858		16,084

						$5,487,958	$77,062		$3,215		$16,705

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$160,846,685	$—	$—	$160,846,685
Money Market Funds	5,233,620	—	—	5,233,620

	$166,080,305	$—	$—	$166,080,305

See notes to financial statements.

44	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

July 31, 2018

	iShares Edge MSCI Multifactor Global ETF	iShares Edge MSCI Multifactor Intl ETF	iShares Edge MSCI Multifactor Intl Small-Cap ETF	iShares Edge MSCI Multifactor USA ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$66,944,767	$978,942,996	$44,325,138	$1,115,536,243
Affiliated(c)	317,356	3,081,376	973,775	1,328,371
Foreign currency, at value(d)	116,973	837,882	59,913	—
Receivables:
Securities lending income — Affiliated	387	1,605	2,226	830
Capital shares sold	—	—	253	—
Dividends	170,119	858,773	29,505	546,518
Tax reclaims	10,675	649,053	7,346	—

Total assets	67,560,277	984,371,685	45,398,156	1,117,411,962

LIABILITIES
Collateral on securities loaned, at value	288,515	2,342,059	965,745	3,344
Deferred foreign capital gain tax	1,824	—	1,064	—
Payables:
Capital shares redeemed	—	164,031	—	—
Investment advisory fees	19,781	238,943	14,748	184,807

Total liabilities	310,120	2,745,033	981,557	188,151

NET ASSETS	$67,250,157	$981,626,652	$44,416,599	$1,117,223,811

NET ASSETS CONSIST OF:
Paid-in capital	$65,521,474	$975,917,541	$42,885,430	$1,062,074,825
Undistributed (distributions in excess of) net investment income	150,640	1,385,769	(35,591)	643,404
Accumulated net realized loss	(1,175,525)	(16,559,666)	(1,068,582)	(24,297,815)
Net unrealized appreciation	2,753,568	20,883,008	2,635,342	78,803,397

NET ASSETS	$67,250,157	$981,626,652	$44,416,599	$1,117,223,811

Shares outstanding	2,200,000	34,700,000	1,400,000	33,850,000

Net asset value	$30.57	$28.29	$31.73	$33.01

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$269,027	$2,236,592	$907,281	$3,344
(b) Investments, at cost — Unaffiliated	$64,188,890	$958,054,224	$41,688,608	$1,036,732,847
(c) Investments, at cost — Affiliated	$317,306	$3,080,990	$973,635	$1,328,370
(d) Foreign currency, at cost	$117,406	$837,771	$60,000	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Assets and Liabilities  (continued)

July 31, 2018

iShares Edge MSCI Multifactor USA Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$160,592,347
Affiliated(c)	5,487,958
Receivables:
Securities lending income — Affiliated	5,543
Capital shares sold	75,684
Dividends	28,834

Total assets	166,190,366

LIABILITIES
Collateral on securities loaned, at value	5,019,425
Payables:
Investment advisory fees	38,862

Total liabilities	5,058,287

NET ASSETS	$161,132,079

NET ASSETS CONSIST OF:
Paid-in capital	$151,790,309
Undistributed net investment income	110,497
Accumulated net realized loss	(4,063,731)
Net unrealized appreciation	13,295,004

NET ASSETS	$161,132,079

Shares outstanding	3,750,000

Net asset value	$42.97

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$5,069,227
(b) Investments, at cost — Unaffiliated	$147,318,111
(c) Investments, at cost — Affiliated	$5,467,190

See notes to financial statements.

46	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended July 31, 2018

	iShares Edge MSCI Multifactor Global ETF	iShares Edge MSCI Multifactor Intl ETF	iShares Edge MSCI Multifactor Intl Small-Cap ETF	iShares Edge MSCI Multifactor USA ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,038,234	$19,179,727	$791,531	$16,578,164
Dividends — Affiliated	2,327	9,924	405	16,409
Securities lending income — Affiliated — net	3,550	60,083	27,123	12,714
Foreign taxes withheld	(72,316)	(1,702,584)	(75,620)	(1,089)
Other foreign taxes	(189)	—	—	—

Total investment income	971,606	17,547,150	743,439	16,606,198

EXPENSES
Investment advisory fees	141,644	1,653,694	122,480	1,721,116
Commitment fees	15	—	—	—

Total expenses	141,659	1,653,694	122,480	1,721,116

Less:
Investment advisory fees waived	(1,433)	—	—	—

Total expenses after fees waived	140,226	1,653,694	122,480	1,721,116

Net investment income	831,380	15,893,456	620,959	14,885,082

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(800,658)	(11,795,249)	(882,570)	(20,929,821)
Investments — Affiliated	(11,479)	(97)	(132)	220
In-kind redemptions — Unaffiliated	2,117,609	21,281,514	1,535,578	58,551,948
In-kind redemptions — Affiliated	25,836	—	—	—
Foreign currency transactions	(16,715)	(462,266)	(8,324)	—

Net realized gain	1,314,593	9,023,902	644,552	37,622,347

Net change in unrealized appreciation/depreciation on:
Investments — Unaffiliated(b)	506,283	(10,279,107)	573,518	48,958,404
Investments — Affiliated	(29,995)	363	120	1
Foreign currency translations	(1,237)	(25,990)	(933)	—

Net change in unrealized appreciation/depreciation	475,051	(10,304,734)	572,705	48,958,405

Net realized and unrealized gain (loss)	1,789,644	(1,280,832)	1,217,257	86,580,752

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,621,024	$14,612,624	$1,838,216	$101,465,834

(a) Net of foreign capital gain tax	$57	$—	$—	$—
(b) Net of deferred foreign capital gain tax	$1,824	$—	$1,064	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Operations  (continued)

Year Ended July 31, 2018

iShares Edge MSCI Multifactor USA Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,078,241
Dividends — Affiliated	18,427
Securities lending income — Affiliated — net	58,635
Foreign taxes withheld	(533)

Total investment income	1,154,770

EXPENSES
Investment advisory fees	253,001

Total expenses	253,001

Net investment income	901,769

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,028,454)
Investments — Affiliated	(1,737)
In-kind redemptions — Unaffiliated	7,546,814
In-kind redemptions — Affiliated	4,952

Net realized gain	4,521,575

Net change in unrealized appreciation/depreciation on:
Investments — Unaffiliated	8,174,618
Investments — Affiliated	16,705

Net change in unrealized appreciation/depreciation	8,191,323

Net realized and unrealized gain	12,712,898

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,614,667

See notes to financial statements.

48	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Edge MSCI Multifactor Global ETF		iShares Edge MSCI Multifactor Intl ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$831,380	$301,235	$15,893,456	$5,196,660
Net realized gain	1,314,593	231,085	9,023,902	2,503,662
Net change in unrealized appreciation/depreciation	475,051	2,276,559	(10,304,734)	32,484,044

Net increase in net assets resulting from operations	2,621,024	2,808,879	14,612,624	40,184,366

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(780,275)	(242,601)	(18,957,996)	(5,334,780)

Decrease in net assets resulting from distributions to shareholders	(780,275)	(242,601)	(18,957,996)	(5,334,780)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	41,808,488	16,317,725	737,035,203	99,818,232

NET ASSETS
Total increase in net assets	43,649,237	18,884,003	732,689,831	134,667,818
Beginning of year	23,600,920	4,716,917	248,936,821	114,269,003

End of year	$67,250,157	$23,600,920	$981,626,652	$248,936,821

Undistributed net investment income included in net assets at end of year	$150,640	$80,881	$1,385,769	$682,253

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Changes in Net Assets  (continued)

	iShares Edge MSCI Multifactor Intl Small-Cap ETF		iShares Edge MSCI Multifactor USA ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$620,959	$233,521	$14,885,082	$5,677,257
Net realized gain	644,552	81,076	37,622,347	18,246,915
Net change in unrealized appreciation/depreciation	572,705	1,773,626	48,958,405	26,236,907

Net increase in net assets resulting from operations	1,838,216	2,088,223	101,465,834	50,161,079

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(696,259)	(236,669)	(14,804,832)	(5,221,628)

Decrease in net assets resulting from distributions to shareholders	(696,259)	(236,669)	(14,804,832)	(5,221,628)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	25,711,279	10,659,516	486,691,914	390,003,263

NET ASSETS
Total increase in net assets	26,853,236	12,511,070	573,352,916	434,942,714
Beginning of year	17,563,363	5,052,293	543,870,895	108,928,181

End of year	$44,416,599	$17,563,363	$1,117,223,811	$543,870,895

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(35,591)	$22,128	$643,404	$563,154

See notes to financial statements.

50	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets   (continued)

	iShares Edge MSCI Multifactor USA Small-Cap ETF
	Year Ended 07/31/18	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$901,769	$301,559
Net realized gain (loss)	4,521,575	(702,378)
Net change in unrealized appreciation/depreciation	8,191,323	4,413,179

Net increase in net assets resulting from operations	13,614,667	4,012,360

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(865,246)	(281,294)

Decrease in net assets resulting from distributions to shareholders	(865,246)	(281,294)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	99,028,569	31,503,386

NET ASSETS
Total increase in net assets	111,777,990	35,234,452
Beginning of year	49,354,089	14,119,637

End of year	$161,132,079	$49,354,089

Undistributed net investment income included in net assets at end of year	$110,497	$35,892

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor Global ETF
	Year Ended 07/31/18		Year Ended 07/31/17		Year Ended 07/31/16		Period From 04/28/15(a) to 07/31/15

Net asset value, beginning of period	$27.77		$23.58		$24.47		$25.28

Net investment income(b)	0.62		0.61		0.43		0.15
Net realized and unrealized gain (loss)(c)	2.74		4.06		(0.99)		(0.85)

Net increase (decrease) from investment operations	3.36		4.67		(0.56)		(0.70)

Distributions(d)
From net investment income	(0.56)		(0.48)		(0.33)		(0.11)

Total distributions	(0.56)		(0.48)		(0.33)		(0.11)

Net asset value, end of period	$30.57		$27.77		$23.58		$24.47

Total Return
Based on net asset value	12.14%		19.97%		(2.20)%		(2.77	)%(e)

Ratios to Average Net Assets
Total expenses	0.35%		0.37%		0.50%		0.50	%(f)

Total expenses after fees waived	0.35%		0.36%		0.49%		0.49	%(f)

Net investment income	2.05%		2.38%		1.91%		2.37	%(f)

Supplemental Data
Net assets, end of period (000)	$67,250		$23,601		$4,717		$2,447

Portfolio turnover rate(g)	46	%(h)	31	%(h)	43	%(h)	21	%(e)(h)

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e) Not annualized.

(f)  Annualized.

(g) Portfolio turnover rate excludes in-kind transactions but includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units partially for cash in U.S. dollars (“cash creations”).

(h) Portfolio turnover rate excluding in-kind transactions and cash creations were as follows:	46%		31%		43%		21%

See notes to financial statements.

52	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor Intl ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 04/28/15(a) to 07/31/15

Net asset value, beginning of period	$27.06	$23.32	$24.70	$24.92

Net investment income(b)	0.83	0.69	0.57	0.15
Net realized and unrealized gain (loss)(c)	1.28	3.65	(1.71)	(0.20)

Net increase (decrease) from investment operations	2.11	4.34	(1.14)	(0.05)

Distributions(d)
From net investment income	(0.88)	(0.60)	(0.24)	(0.17)

Total distributions	(0.88)	(0.60)	(0.24)	(0.17)

Net asset value, end of period	$28.29	$27.06	$23.32	$24.70

Total Return
Based on net asset value	7.84%	18.84%	(4.62)%	(0.21	)%(e)

Ratios to Average Net Assets
Total expenses	0.30%	0.34%	0.45%	0.45	%(f)

Total expenses after fees waived	0.30%	0.32%	0.41%	0.45	%(f)

Net investment income	2.88%	2.81%	2.51%	2.29	%(f)

Supplemental Data
Net assets, end of period (000)	$981,627	$248,937	$114,269	$4,940

Portfolio turnover rate(g)	39%	45%	38%	19	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor Intl Small-Cap ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 04/28/15(a) to 07/31/15

Net asset value, beginning of period	$29.27	$25.26	$25.20	$25.03

Net investment income(b)	0.65	0.69	0.51	0.13
Net realized and unrealized gain(c)	2.49	3.98	0.09	0.16

Net increase from investment operations	3.14	4.67	0.60	0.29

Distributions(d)
From net investment income	(0.68)	(0.66)	(0.54)	(0.12)

Total distributions	(0.68)	(0.66)	(0.54)	(0.12)

Net asset value, end of period	$31.73	$29.27	$25.26	$25.20

Total Return
Based on net asset value	10.75%	18.91%	2.48%	1.15	%(e)

Ratios to Average Net Assets
Total expenses	0.40%	0.44%	0.60%	0.60	%(f)

Net investment income	2.03%	2.57%	2.13%	2.03	%(f)

Supplemental Data
Net assets, end of period (000)	$44,417	$17,563	$5,052	$5,040

Portfolio turnover rate(g)	44%	44%	49%	17	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor USA ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 04/28/15(a) to 07/31/15

Net asset value, beginning of period	$29.24	$25.04	$25.15	$25.12

Net investment income(b)	0.55	0.54	0.44	0.08
Net realized and unrealized gain (loss)(c)	3.76	4.12	(0.22)	0.03

Net increase from investment operations	4.31	4.66	0.22	0.11

Distributions(d)
From net investment income	(0.54)	(0.46)	(0.33)	(0.08)

Total distributions	(0.54)	(0.46)	(0.33)	(0.08)

Net asset value, end of period	$33.01	$29.24	$25.04	$25.15

Total Return
Based on net asset value	14.87%	18.76%	0.92%	0.43	%(e)

Ratios to Average Net Assets
Total expenses	0.20%	0.23%	0.35%	0.35	%(f)

Total expenses after fees waived	0.20%	0.21%	0.31%	0.35	%(f)

Net investment income	1.73%	1.94%	1.84%	1.23	%(f)

Supplemental Data
Net assets, end of period (000)	$1,117,224	$543,871	$108,928	$5,030

Portfolio turnover rate(g)	46%	49%	45%	18	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor USA Small-Cap ETF
	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 04/28/15(a) to 07/31/15

Net asset value, beginning of period	$36.56	$31.38	$30.76	$30.13

Net investment income(b)	0.43	0.33	0.33	0.06
Net realized and unrealized gain(c)	6.38	5.16	0.58	0.61

Net increase from investment operations	6.81	5.49	0.91	0.67

Distributions(d)
From net investment income	(0.40)	(0.31)	(0.29)	(0.04)

Total distributions	(0.40)	(0.31)	(0.29)	(0.04)

Net asset value, end of period	$42.97	$36.56	$31.38	$30.76

Total Return
Based on net asset value	18.73%	17.57%	3.03%	2.23	%(e)

Ratios to Average Net Assets
Total expenses	0.30%	0.34%	0.50%	0.50	%(f)

Total expenses after fees waived	0.30%	0.32%	0.46%	0.50	%(f)

Net investment income	1.07%	0.94%	1.11%	0.75	%(f)

Supplemental Data
Net assets, end of period (000)	$161,132	$49,354	$14,120	$3,076

Portfolio turnover rate(g)	46%	90%	49%	17	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	Organization

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Multifactor Global	Diversified(a)
Edge MSCI Multifactor Intl	Diversified(a)
Edge MSCI Multifactor Intl Small-Cap	Diversified(a)
Edge MSCI Multifactor USA	Diversified(a)
Edge MSCI Multifactor USA Small-Cap	Diversified(a)

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (continued)

3.	Investment Valuation and Fair Value Measurements

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	Securities and Other Investments

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

58	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of July 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of July 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of July 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Edge MSCI Multifactor Global
Citigroup Global Markets Inc.	$60,965	$60,965		$—	$—
Credit Suisse Securities (USA) LLC	136,795	136,795		—	—
JPMorgan Securities LLC	71,267	71,267		—	—

	$269,027	$269,027		$—	$—

Edge MSCI Multifactor Intl
Citigroup Global Markets Inc.	$59,542	$59,542		$—	$—
JPMorgan Securities LLC	841,096	841,096		—	—
Morgan Stanley & Co. LLC	1,307,286	1,307,286		—	—
State Street Bank & Trust Company	28,668	28,668		—	—

	$2,236,592	$2,236,592		$—	$—

Edge MSCI Multifactor Intl Small-Cap
BNP Paribas Securities Corp	$44,128	$44,128		$—	$—
Citigroup Global Markets Inc.	33,838	33,838		—	—
Credit Suisse Securities (USA) LLC	330,629	330,629		—	—
Deutsche Bank Securities Inc.	45,792	45,792		—	—
HSBC Bank PLC	30,950	30,950		—	—
JPMorgan Securities LLC	170,949	170,949		—	—
Merrill Lynch, Pierce, Fenner & Smith	107,773	107,773		—	—
UBS AG	143,222	143,222		—	—

	$907,281	$907,281		$—	$—

Edge MSCI Multifactor USA
Citigroup Global Markets Inc.	$3,344	$3,344		$—	$—

Edge MSCI Multifactor USA Small-Cap
Barclays Bank PLC	$1,088,619	$1,066,506		$—	$(22,113	)(b)
BNP Paribas Securities Corp.	638,905	638,905		—	—
Citigroup Global Markets Inc.	480,486	475,362		—	(5,124	)(b)
Credit Suisse Securities (USA) LLC	1,106,623	1,098,157		—	(8,466	)(b)
Deutsche Bank Securities Inc.	4,758	4,738		—	(20	)(b)
JPMorgan Securities LLC	189,459	189,164		—	(295	)(b)
Merrill Lynch, Pierce, Fenner & Smith	72,164	70,396		—	(1,768	)(b)
Scotia Capital (USA) Inc.	4,420	4,373		—	(47	)(b)
SG Americas Securities LLC	154,877	152,190		—	(2,687	)(b)
UBS AG	188	187		—	(1	)(b)
Wells Fargo Bank, National Association	1,328,728	1,317,485		—	(11,243	)(b)

	$5,069,227	$5,017,463		$—	$(51,764)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements  (continued)

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	Investment Advisory Agreement and Other Transactions with Affiliates

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Multifactor Global	0.35%
Edge MSCI Multifactor Intl	0.30
Edge MSCI Multifactor Intl Small-Cap	0.40
Edge MSCI Multifactor USA	0.20
Edge MSCI Multifactor USA Small-Cap	0.30

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Edge MSCI Multifactor Global ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each of iShares Edge MSCI Multifactor USA ETF and iShares Edge MSCI Multifactor USA Small-Cap ETF (the “Group 1 Funds”), retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, each of iShares Edge MSCI Multifactor Global ETF, iShares Edge MSCI Multifactor Intl ETF and iShares Edge MSCI Multifactor Intl Small-Cap ETF (the “Group 2 Funds”), retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended July 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Edge MSCI Multifactor Global	$900
Edge MSCI Multifactor Intl	15,650
Edge MSCI Multifactor Intl Small-Cap	6,429
Edge MSCI Multifactor USA	6,451
Edge MSCI Multifactor USA Small-Cap	23,473

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended July 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Multifactor Global	$2,754,346	$2,686,992
Edge MSCI Multifactor Intl	25,551,037	37,890,276
Edge MSCI Multifactor Intl Small-Cap	305,539	1,105,245
Edge MSCI Multifactor USA Small-Cap	1,157	942,297

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statements of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	Purchases and Sales

For the year ended July 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Multifactor Global	$35,734,496	$19,081,737
Edge MSCI Multifactor Intl	384,948,622	222,749,828
Edge MSCI Multifactor Intl Small-Cap	20,554,179	13,517,141
Edge MSCI Multifactor USA	403,825,023	399,115,027
Edge MSCI Multifactor USA Small-Cap	42,407,257	40,101,573

For the year ended July 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Multifactor Global	$35,679,772	$10,625,287
Edge MSCI Multifactor Intl	696,411,458	122,141,271
Edge MSCI Multifactor Intl Small-Cap	24,936,440	6,347,536
Edge MSCI Multifactor USA	862,108,573	380,251,565
Edge MSCI Multifactor USA Small-Cap	132,013,460	35,295,378

7.	Income Tax Information

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements  (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2018, the following permanent differences attributable to passive foreign investment companies, the characterization of corporate actions, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
Edge MSCI Multifactor Global	$2,107,270	$18,654	$(2,125,924)
Edge MSCI Multifactor Intl	20,350,491	3,768,056	(24,118,547)
Edge MSCI Multifactor Intl Small-Cap	1,515,791	17,581	(1,533,372)
Edge MSCI Multifactor USA	56,446,310	—	(56,446,310)
Edge MSCI Multifactor USA Small-Cap	7,277,758	38,082	(7,315,840)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 07/31/18	Year Ended 07/31/17
Edge MSCI Multifactor Global
Ordinary income	$780,275	$242,601

Edge MSCI Multifactor Intl
Ordinary income	$18,957,996	$5,334,780

Edge MSCI Multifactor Intl Small-Cap
Ordinary income	$696,259	$236,669

Edge MSCI Multifactor USA
Ordinary income	$14,804,832	$5,221,628

Edge MSCI Multifactor USA Small-Cap
Ordinary income	$865,246	$281,294

As of July 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)	(a)	Total
Edge MSCI Multifactor Global	$200,241	$(745,114)	$2,273,556		$1,728,683
Edge MSCI Multifactor Intl	3,989,943	(10,316,032)	12,035,200		5,709,111
Edge MSCI Multifactor Intl Small-Cap	169,048	(779,252)	2,141,373		1,531,169
Edge MSCI Multifactor USA	643,404	(15,838,291)	70,343,873		55,148,986
Edge MSCI Multifactor USA Small-Cap	112,483	(2,388,661)	11,617,948		9,341,770

(a)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.

As of July 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Edge MSCI Multifactor Global	$745,114
Edge MSCI Multifactor Intl	10,316,032
Edge MSCI Multifactor Intl Small-Cap	779,252
Edge MSCI Multifactor USA	15,838,291
Edge MSCI Multifactor USA Small-Cap	2,388,661

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements  (continued)

As of July 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Multifactor Global	$64,986,207	$4,430,186	$(2,154,270)	$2,275,916
Edge MSCI Multifactor Intl	969,983,022	52,802,500	(40,761,150)	12,041,350
Edge MSCI Multifactor Intl Small-Cap	43,156,212	4,508,652	(2,365,951)	2,142,701
Edge MSCI Multifactor USA	1,046,520,741	100,232,601	(29,888,728)	70,343,873
Edge MSCI Multifactor USA Small-Cap	154,462,357	15,794,465	(4,176,517)	11,617,948

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

8.	Line of Credit

The iShares Edge MSCI Multifactor Global ETF, along with certain other iShares funds, is a party to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the year ended July 31, 2018.

9.	Principal Risks

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements  (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	Capital Share Transactions

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 07/31/18		Year Ended 07/31/17
iShares ETF	Shares	Amount	Shares	Amount
Edge MSCI Multifactor Global
Shares sold	1,700,000	$52,562,336	750,000	$19,018,631
Shares redeemed	(350,000)	(10,753,848)	(100,000)	(2,700,906)

Net increase	1,350,000	$41,808,488	650,000	$16,317,725

Edge MSCI Multifactor Intl
Shares sold	29,900,000	$864,006,058	4,700,000	$110,092,452
Shares redeemed	(4,400,000)	(126,970,855)	(400,000)	(10,274,220)

Net increase	25,500,000	$737,035,203	4,300,000	$99,818,232

Edge MSCI Multifactor Intl Small-Cap
Shares sold	1,000,000	$32,146,511	400,000	$10,659,516
Shares redeemed	(200,000)	(6,435,232)	—	—

Net increase	800,000	$25,711,279	400,000	$10,659,516

Edge MSCI Multifactor USA
Shares sold	27,500,000	$874,034,166	19,250,000	$529,840,200
Shares redeemed	(12,250,000)	(387,342,252)	(5,000,000)	(139,836,937)

Net increase	15,250,000	$486,691,914	14,250,000	$390,003,263

Edge MSCI Multifactor USA Small-Cap
Shares sold	3,300,000	$135,119,825	1,000,000	$34,928,579
Shares redeemed	(900,000)	(36,091,256)	(100,000)	(3,425,193)

Net increase	2,400,000	$99,028,569	900,000	$31,503,386

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	Legal Proceedings

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF)filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

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Notes to Financial Statements  (continued)

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Edge MSCI Multifactor Global ETF,

iShares Edge MSCI Multifactor Intl ETF, iShares Edge MSCI Multifactor Intl Small-Cap ETF,

iShares Edge MSCI Multifactor USA ETF and iShares Edge MSCI Multifactor USA Small-Cap ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Edge MSCI Multifactor Global ETF, iShares Edge MSCI Multifactor Intl ETF, iShares Edge MSCI Multifactor Intl Small-Cap ETF, iShares Edge MSCI Multifactor USA ETF and iShares Edge MSCI Multifactor USA Small-Cap ETF (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2018, the related statements of operations for the year ended July 31, 2018, the statements of changes in net assets for each of the two years in the period ended July 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

September 25, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

For corporate shareholders, the percentage of dividend income paid during the fiscal year ended July 31, 2018 that qualified for the dividends-received deductions were as follows:

iShares ETF	Dividends-Received Deduction
Edge MSCI Multifactor Global	29.98%
Edge MSCI Multifactor USA	84.63%
Edge MSCI Multifactor USA Small-Cap	81.59%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2018:

iShares ETF	Qualified Dividend Income
Edge MSCI Multifactor Global	$834,307
Edge MSCI Multifactor Intl	17,689,073
Edge MSCI Multifactor Intl Small-Cap	659,869
Edge MSCI Multifactor USA	14,614,752
Edge MSCI Multifactor USA Small-Cap	882,806

For the fiscal year ended July 31, 2018, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Edge MSCI Multifactor Intl	$23,017,783	$1,676,148
Edge MSCI Multifactor Intl Small-Cap	790,292	69,998

I M P O R T A N T T A X I N F O R M A T I O N	67

Board Review and Approval of Investment Advisory Contract

I. iShares Edge MSCI Multifactor Global ETF, iShares Edge MSCI Multifactor Intl Small-Cap ETF and iShares Edge MSCI Multifactor USA Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

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Board Review and Approval of Investment Advisory Contract (continued)

from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Edge MSCI Multifactor Intl ETF and iShares Edge MSCI Multifactor USA ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

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Board Review and Approval of Investment Advisory Contract  (continued)

composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

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Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Edge MSCI Multifactor Global	$0.561517	$—	$0.001619	$0.563136	100%	—%	0	%(a)	100%
Edge MSCI Multifactor Intl	0.882464	—	—	0.882464	100	—	—		100
Edge MSCI Multifactor Intl Small-Cap	0.680734	—	0.000065	0.680799	100	—	0	(a)	100
Edge MSCI Multifactor USA	0.532372	—	0.012476	0.544848	98	—	2		100
Edge MSCI Multifactor USA Small-Cap	0.385145	—	0.017824	0.402969	96	—	4		100

(a)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that a fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Edge MSCI Multifactor Global ETF

Period Covered: April 30, 2015 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	4	0.50%
Greater than 2.5% and Less than 3.0%	2	0.25
Greater than 2.0% and Less than 2.5%	6	0.75
Greater than 1.5% and Less than 2.0%	18	2.25
Greater than 1.0% and Less than 1.5%	125	15.64
Greater than 0.5% and Less than 1.0%	302	37.80
Greater than 0.0% and Less than 0.5%	245	30.66
At NAV	8	1.00
Less than 0.0% and Greater than –0.5%	83	10.39
Less than –0.5% and Greater than –1.0%	4	0.50
Less than –1.0% and Greater than –1.5%	1	0.13
Less than –2.0% and Greater than –2.5%	1	0.13

	799	100.00%

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Supplemental Information  (unaudited)  (continued)

iShares Edge MSCI Multifactor Intl ETF

Period Covered: April 30, 2015 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.13%
Greater than 2.0% and Less than 2.5%	4	0.50
Greater than 1.5% and Less than 2.0%	18	2.25
Greater than 1.0% and Less than 1.5%	56	7.01
Greater than 0.5% and Less than 1.0%	214	26.78
Greater than 0.0% and Less than 0.5%	396	49.55
At NAV	4	0.50
Less than 0.0% and Greater than –0.5%	89	11.14
Less than –0.5% and Greater than –1.0%	13	1.63
Less than –1.0% and Greater than –1.5%	2	0.25
Less than –1.5% and Greater than –2.0%	1	0.13
Less than –3.0% and Greater than –3.5%	1	0.13

	799	100.00%

iShares Edge MSCI Multifactor Intl Small-Cap ETF

Period Covered: April 30, 2015 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.13%
Greater than 2.0% and Less than 2.5%	1	0.13
Greater than 1.5% and Less than 2.0%	17	2.13
Greater than 1.0% and Less than 1.5%	113	14.14
Greater than 0.5% and Less than 1.0%	307	38.41
Greater than 0.0% and Less than 0.5%	230	28.78
At NAV	6	0.75
Less than 0.0% and Greater than –0.5%	101	12.64
Less than –0.5% and Greater than –1.0%	17	2.13
Less than –1.0% and Greater than –1.5%	5	0.63
Less than –2.5% and Greater than –3.0%	1	0.13

	799	100.00%

iShares Edge MSCI Multifactor USA ETF

Period Covered: April 30, 2015 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	584	73.09%
At NAV	65	8.14
Less than 0.0% and Greater than –0.5%	150	18.77

	799	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	73

Supplemental Information  (unaudited)  (continued)

iShares Edge MSCI Multifactor USA Small-Cap ETF

Period Covered: April 30, 2015 through June 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.13%
Greater than 1.5% and Less than 2.0%	1	0.13
Greater than 1.0% and Less than 1.5%	1	0.13
Greater than 0.5% and Less than 1.0%	16	2.00
Greater than 0.0% and Less than 0.5%	560	70.08
At NAV	37	4.63
Less than 0.0% and Greater than –0.5%	183	22.90

	799	100.00%

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex which consists of 358 funds as of July 31, 2018. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (61)	Trustee (since 2009).

President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).

Director of BlackRock, Inc. (since 2006); Director of iShares Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman(b) (47)	Trustee (since 2013).

Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).

Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).

Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	75

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (63)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Charles Park (50)	Chief Compliance Officer (since 2006).

Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

76	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	77

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

78	2 0 1 8 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Charles A. Hurty, Richard L. Fagnani (began serving on the audit committee effective as of June 20, 2017 and was designated as an audit committee financial expert serving on the audit committee effective as of September 15, 2017), John E. Kerrigan, and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the fifty-two series of the registrant for which the fiscal year-end is July 31, 2018 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $708,750 for the fiscal year ended July 31, 2017 and $730,150 for the fiscal year ended July 31, 2018.

(b)

Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2017 and July 31, 2018 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $192,831 for the fiscal year ended July 31, 2017 and $196,612 for the fiscal year ended July 31, 2018. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees – There were no other fees billed in each of the fiscal years ended July 31, 2017 and July 31, 2018 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended July 31, 2018 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $192,831 for the fiscal year ended July 31, 2017 and $196,612 for the fiscal year ended July 31, 2018.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Charles A. Hurty, Richard L. Fagnani (began serving on the audit committee effective as of June 20, 2017), John E. Kerrigan, and Madhav V. Rajan.

(b)     Not applicable.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: September 28, 2018

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: September 28, 2018